As filed with the Securities and Exchange Commission on April 2, 2009
                                                  Commission File Nos. 333-70472
                                                                       811-08664

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                [ ]

Post-Effective Amendment No. 67            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 183                          |X|

                                 --------------
                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                           (Exact Name of Registrant)
                                 --------------

                     JACKSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on April 6, 2009 pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

                                PERSPECTIVE II(R)

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
             JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT - I

THE DATE OF THIS PROSPECTUS IS APRIL 6, 2009, which states the information about the separate account, the Contract, and Jackson National Life Insurance Company ("JacksonSM") you should know before investing. THIS PROSPECTUS PROVIDES A DESCRIPTION OF THE MATERIAL RIGHTS AND OBLIGATIONS UNDER THE CONTRACT. YOUR CONTRACT AND ANY ENDORSEMENTS ARE THE FORMAL CONTRACTUAL AGREEMENT BETWEEN YOU AND THE COMPANY. IT IS IMPORTANT THAT YOU READ THE CONTRACT AND ENDORSEMENTS, WHICH REFLECT STATE OR OTHER VARIATIONS. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information ("SAI") dated April 6, 2009 that is available upon request without charge. To obtain a copy, contact us at our:

                                 ANNUITY SERVICE CENTER
                                 P.O. BOX 30314
                                 LANSING, MICHIGAN 48909-7814
                                 1-800-873-5654
                                 WWW.JACKSON.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 246. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission ("SEC") about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.


Jackson intends to rely on newly adopted SEC Rule 12h-7 to the extent it may be determined to be applicable to variable insurance products.

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NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
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     o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
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THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE OPTIONS. THE VARIABLE OPTIONS ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):

JNL SERIES TRUST


JNL INSTITUTIONAL ALT 20 FUND
JNL INSTITUTIONAL ALT 35 FUND
JNL INSTITUTIONAL ALT 50 FUND
JNL INSTITUTIONAL ALT 65 FUND
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund


JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund

JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund

JNL VARIABLE FUND LLC
JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Nasdaq(R) 25 Fund
JNL/Mellon Capital Management Value Line(R) 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P(R)24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

UNDERSCORED ARE THE FUNDS THAT ARE NEWLY AVAILABLE OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.


IN ADDITION, THE JNL/LAZARD SMALL CAP EQUITY FUND AND THE JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND WERE PREVIOUSLY OFFERED AS FUNDS UNDER THIS CONTRACT. HOWEVER, EFFECTIVE APRIL 6, 2009, THESE FUNDS WERE MERGED WITH THE JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND AND THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, RESPECTIVELY, AS OUTLINED BELOW:


     --------------------------------------------------------------- -------------------------------------------------------------

     CURRENTLY OFFERED FUNDS                                         PREVIOUSLY OFFERED FUNDS

     --------------------------------------------------------------- -------------------------------------------------------------
     --------------------------------------------------------------- -------------------------------------------------------------

     JNL/Mellon Capital Management S&P 500 Index Fund                JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
                                                                     Fund

     --------------------------------------------------------------- -------------------------------------------------------------
     --------------------------------------------------------------- -------------------------------------------------------------

     JNL/Mellon Capital Management Small Cap Index Fund              JNL/Lazard Small Cap Equity Fund

     --------------------------------------------------------------- -------------------------------------------------------------

                                TABLE OF CONTENTS

GLOSSARY.....................................................................................................................  2

KEY FACTS....................................................................................................................  3

FEES AND EXPENSES TABLES.....................................................................................................  4

EXAMPLE...................................................................................................................... 21

THE ANNUITY CONTRACT......................................................................................................... 22

JACKSON...................................................................................................................... 22

THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT..................................................................................... 22

THE SEPARATE ACCOUNT......................................................................................................... 24

INVESTMENT DIVISIONS......................................................................................................... 24

CONTRACT CHARGES............................................................................................................. 37

DISTRIBUTION OF CONTRACTS.................................................................................................... 59

PURCHASES.................................................................................................................... 61

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS................................................................................. 67

TELEPHONE AND INTERNET TRANSACTIONS.......................................................................................... 68

ACCESS TO YOUR MONEY......................................................................................................... 69

INCOME PAYMENTS (THE INCOME PHASE)...........................................................................................210

DEATH BENEFIT................................................................................................................217

TAXES........................................................................................................................236

OTHER INFORMATION............................................................................................................240

PRIVACY POLICY...............................................................................................................241

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.................................................................246


APPENDIX A (Trademarks, Service Marks, and Related Disclosures)..............................................................A-1


APPENDIX B (Contract Enhancement Recapture Charges)..........................................................................B-1

APPENDIX C (Broker-Dealer Support)...........................................................................................C-1

APPENDIX D (GMAB Prospectus Examples)........................................................................................D-1

APPENDIX E (GMWB Prospectus Examples)........................................................................................E-1

APPENDIX F (LifeGuard Select GMWB and LifeGuard Select with Joint Option GMWB Transfer of Assets Methodology)................F-1

APPENDIX G (FutureGuard 6 GMIB Prospectus Examples)..........................................................................G-1

APPENDIX H (Accumulation Unit Values)........................................................................................H-1

                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.

CONTRACT MONTH - the period of time between consecutive monthly anniversaries of the Contract's Issue Date.

CONTRACT MONTHLY ANNIVERSARY - each one-month anniversary of the Contract's Issue Date.

CONTRACT  QUARTER  -  the  period  of  time  between   consecutive   three-month
anniversaries of the Contract's Issue Date.

CONTRACT QUARTERLY ANNIVERSARY - each three-month anniversary of the Contract's Issue Date.

CONTRACT VALUE - the sum of the allocations between the Contract's Investment Divisions, Fixed Account and Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

EXCESS INTEREST ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of Fixed Account Options and the Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account.

FIXED ACCOUNT CONTRACT VALUE - the sum of the allocations between the Contract's Fixed Account Options and

Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account.

FIXED ACCOUNT OPTION - a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value allocated to the Fixed Account and the GMWB Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FIXED ACCOUNT - part of our Fixed Account within the General Account to which, if you elect the GMAB, a certain percentage of Contract Value is required to be allocated for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period. The Contract Value allocated to the GMAB Fixed Account will earn a stated rate of return over the Guarantee Period subject to certain possible adjustments.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT - part of our General Account to and from which, if you elect the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, automatic transfers of your Contract Value may be required according to non-discretionary formulas. The Contract Value allocated to the GMWB Fixed Account will earn a stated rate of return over a specified period.

GMWB FIXED ACCOUNT CONTRACT VALUE - the sum of the allocation to the Contract's GMWB Fixed Account.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

JACKSON, JNL, WE, OUR, OR US - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - Jackson National Separate Account - I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

SEPARATE ACCOUNT CONTRACT VALUE - the sum of the allocations between the Contract's Investment Divisions.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.

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ALLOCATION OPTIONS

               The Contract makes available Investment Divisions and a Fixed Account for allocation of your premium payments and Contract Value. In addition, if you elect the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account. For more information about the fixed accounts, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. For more information about the Investment Divisions, please see "INVESTMENT DIVISIONS" beginning on page 24.

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INVESTMENT PURPOSE

               The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page 236.

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FREE LOOK

               If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations, depending on where you live. For more information, please see "Free Look" beginning on page 240. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

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PURCHASES

               There are minimum and maximum premium requirements. You may elect to receive a credit on your premium payments during the first Contract Year, subject to fees, conditions and limitations. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. The Contract also has two premium protection options, namely the Capital Protection Program and the Guaranteed Minimum Accumulation Benefit (GMAB), respectively. If the GMAB is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the GMAB is in effect. For more information about both options, please see "PURCHASES" beginning on page 61.

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OPTIONAL ENDORSEMENTS

               Not all  optional  endorsements  are  available  in all states or through all broker-dealers. The availability of optional endorsements may reflect state prohibitions and variations, Jackson's reservation of the right not to offer certain optional endorsements, and broker-dealer selections. The representative assisting you will advise you whether an optional benefit is available and of any variations.

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WITHDRAWALS

               Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies. For more information, please see "ACCESS TO YOUR MONEY" beginning on page 69.

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INCOME PAYMENTS

               There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see "INCOME PAYMENTS (THE INCOME PHASE)" beginning on page 210.

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DEATH BENEFIT

               The Contract has a death benefit that becomes payable if you die before the Income Date. There are also a number of optional death benefits available. For more information, please see "DEATH BENEFIT" beginning on page 217.

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                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

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                           OWNER TRANSACTION EXPENSES

                            Front-end Sales Load None
      ----------------------------------------------------------------------------------------------------------------- --------
      ----------------------------------------------------------------------------------------------------------------- --------

      Maximum Withdrawal Charge (1) -
                          PERCENTAGE OF PREMIUM WITHDRAWN, IF APPLICABLE                                                8.5%
      ------------------- --------------------------------------------------------------------------------------------- --------
      ----------------------------------------------------------------------------------------------------------------- --------

      Maximum Contract Enhancement Recapture Charge 2 -
                          PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUMS WITHDRAWN WITH A CONTRACT ENHANCEMENT     4.5%
      ------------------- --------------------------------------------------------------------------------------------- --------
      ----------------------------------------------------------------------------------------------------------------- --------

      Maximum Premium Taxes 3 -
                          PERCENTAGE OF EACH PREMIUM                                                                    3.5%
      ------------------- --------------------------------------------------------------------------------------------- --------
      ----------------------------------------------------------------------------------------------------------------- --------


      Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:




      o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

      o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


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      Transfer Charge (4) -
                          PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                      $25
      ------------------- --------------------------------------------------------------------------------------------- --------
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      Expedited Delivery Charge (5)                                                                                     $22.50
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(1) There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting seven Completed Years, and there are two optional withdrawal charge schedules (that are shorter) available:

                        Completed Years Since Receipt Of Premium -
                        0         1         2         3         4         5         6         7+
        --------------- --------- --------- --------- --------- --------- --------- --------- ---------
        --------------- --------- --------- --------- --------- --------- --------- --------- ---------
        Base            8.5%      8%        7%        6%        5%        4%        2%        0
            Schedule
        --------------- --------- --------- --------- --------- --------- --------- --------- ---------
        --------------- --------- --------- --------- --------- --------- --------- --------- ---------
        Five-year       8%        7%        6%        4%        2%        0         0         0
            Schedule
        --------------- --------- --------- --------- --------- --------- --------- --------- ---------
        Three-year      7.5%      6.5%      5%        0         0         0         0         0
            Schedule

(2) Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods. There may be a recapture charge on these withdrawals of Contract Value with a Contract Enhancement: if the Contract is returned during the free look period; withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the required minimum distributions of the Internal Revenue Code; a total withdrawal; and withdrawals on an Income Date that is within the recapture charge schedule. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:

                                    Completed Years Since Receipt Of Premium -
                                    0        1        2        3       4        5        6        7+
        --------------------------- -------- -------- -------- ------- -------- -------- -------- -----
        --------------------------- -------- -------- -------- ------- -------- -------- -------- -----
        2% C.E.                     2%       2%       1.25%    1.25%   0.5%     0        0        0
        --------------------------- -------- -------- -------- ------- -------- -------- -------- -----
        --------------------------- -------- -------- -------- ------- -------- -------- -------- -----
        3% C.E.                     3%       3%       2%       2%      2%       1%       1%       0
        --------------------------- -------- -------- -------- ------- -------- -------- -------- -----
        --------------------------- -------- -------- -------- ------- -------- -------- -------- -----
        4% C.E.                     4%       4%       2.5%     2.5%    2.5%     1.25%    1.25%    0
        --------------------------- -------- -------- -------- ------- -------- -------- -------- -----
        5% C.E.                     4.5%     3.75%    3.25%    2.75%   2%       1.25%    1%       0

     Please note that if you elected the 5% Contract Enhancement and return your Contract during the free look period, the entire amount of the Contract Enhancement will be recaptured.

(3)  Premium taxes generally range from 0 to 3.5% and vary by state.

(4) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(5) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.

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                                PERIODIC EXPENSES

     BASE CONTRACT

     Annual Contract Maintenance Charge (6)                                                                               $35

     Separate Account Annual Expenses
              ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                                    1.25%

     Mortality And Expense Risk Charge (7)                                                                      1.10%

     Administration Charge (8)                                                                                  0.15%
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     Total Separate Account Annual Expenses for Base Contract                                                             1.25%
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-- -------------------------------------------------------------------------------------------------------------------- -------- --

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      OPTIONAL ENDORSEMENTS - A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT
      ARE AVAILABLE. PLEASE SEE THE FOOTNOTES FOR ADDITIONAL INFORMATION ON THE
      VARIOUS OPTIONAL ENDORSEMENT CHARGES.


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      THE FOLLOWING OPTIONAL ENDORSEMENT CHARGES ARE BASED ON AVERAGE DAILY NET
      ASSET VALUE. YOU MAY SELECT ONE FROM EACH GROUPING BELOW(9):

         ------------------------------------------------------------------------------------------------------------ ---------

         Earnings Protection Benefit Maximum Annual Charge ("EarningsMax(R)") (10)                                      0.45%

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         ------------------------------------------------------------------------------------------------------------ ---------
         5% Contract Enhancement Maximum Annual Charge (11)                                                           0.695%
         4% Contract Enhancement Maximum Annual Charge (11)                                                           0.56%
         3% Contract Enhancement Maximum Annual Charge (11)                                                           0.42%
         2% Contract Enhancement Maximum Annual Charge (12)                                                           0.395%
         ------------------------------------------------------------------------------------------------------------ ---------

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         Five-year Withdrawal Schedule Maximum Annual Charge                                                          0.30%
         Three-year Withdrawal Schedule Maximum Annual Charge (no longer offered as of May 1, 2006)                   0.45%
         ------------------------------------------------------------------------------------------------------------ ---------

         ------------------------------------------------------------------------------------------------------------ ---------
         20% Additional Free Withdrawal Maximum Annual Charge                                                         0.30%
         ------------------------------------------------------------------------------------------------------------ ---------

      --------------------------------------------------------------------------------------------------------------- ------------

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     THE  FOLLOWING  OPTIONAL  DEATH  BENEFIT  ENDORSEMENT  CHARGES ARE BASED ON
     EITHER AVERAGE DAILY NET ASSET VALUE OR ON A BENEFIT BASE AND ARE INDICATED
     AS SUCH. PLEASE SEE THE FOOTNOTES FOR ADDITIONAL INFORMATION ON THE VARIOUS
     OPTIONAL  DEATH  BENEFIT  ENDORSEMENT  CHARGES.  YOU MAY  SELECT ONE OF THE
     AVAILABLE BENEFITS LISTED BELOW(9):

                                       AVERAGE DAILY NET ASSET VALUE BASED CHARGES
      4% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2007) (13)                      0.50%
      Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of October 6, 2008) (14)      0.40%
      Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered       0.80%
         as of October 6, 2008) (15)
      Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered       0.60%
         as of April 30, 2007) (16)

                                                  BENEFIT BASED CHARGES

      5% Roll-up Death Benefit Maximum Annual Charge (17)                                                               1.20%
      6% Roll-up Death Benefit Maximum Annual Charge (18)                                                               1.60%
      Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge (19)                                      0.60%
      Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge (20)           1.40%
      Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge (21)           1.80%
      LifeGuard Freedom DBSM Maximum Annual Charge (only available if the LifeGuard Freedom GMWB is also selected)      0.60%

         (22)
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     THE FOLLOWING OPTIONAL  ENDORSEMENT  CHARGES ARE BENEFIT BASED.  PLEASE SEE
     THE  FOOTNOTES  FOR  ADDITIONAL   INFORMATION   ON  THE  VARIOUS   OPTIONAL
     ENDORSEMENT  CHARGES.  YOU MAY SELECT ONE OF THE AVAILABLE  BENEFITS LISTED
     BELOW(9):

      Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge ("FutureGuardSM")(no longer offered as of          0.60%
         December 3, 2007) (23)

      GMIB Maximum Annual Charge ("FutureGuard 6SM")(no longer offered as of April 6, 2009) (24)                        0.87%
      Guaranteed Minimum Accumulation Benefit ("GMAB") Maximum Annual Charge (25)                                       1.02%
      7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31,          0.75%

         2008)("SafeGuard 7 PlusSM") (26)

      Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge ("SafeGuard MaxSM") (27)          0.81%
      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM," formerly "AutoGuard(R)") (28)                 1.47%
      6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (29)                                          1.62%
      5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) ("MarketGuard 5(R)")      0.51%

         (30)
      5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30,                     1.47%
         2007)("LifeGuard ProtectorSM") (31)
      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,           1.50%
         2008)("LifeGuard AdvantageSM," formerly "LifeGuard Protector AdvantageSM") (32)
      5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30,           1.47%
         2007)("LifeGuard Protector PlusSM") (33)
      Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30,               1.62%
         2007)("LifeGuard Protector with Joint Option") (34)
      Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30,     1.71%
         2007)("LifeGuard Protector Plus with Joint Option") (35)
      For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)("LifeGuard       1.50%
         AscentSM") (36)
      Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,                  1.71%
         2008)("LifeGuard Ascent With Joint Option") (37)
      For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard FreedomSM GMWB") (38)               1.50%
      Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom GMWB With Joint       1.86%
         Option") (39)
      For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge       1.20%
         ("LifeGuard SelectSM") (40)
      Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual        1.50%
         Charge ("LifeGuard Select With Joint Option") (41)
      5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)("LifeGuard 5(R)") (42)               1.32%
      4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)("LifeGuard 4(R)") (43)               0.87%
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(6) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

(7)  This charge is 1.00% on Contracts issued BEFORE MAY 3, 2004.

(8) This charge is waived on initial premiums of $1 million or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.

(9) Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 5%, 4% and 3% Contract Enhancements and the Three-year Withdrawal Schedule are NOT available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, you may NOT select both a Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits. In addition, the Guaranteed Minimum Accumulation Benefit may NOT be selected in combination with any Contract Enhancement, any Guaranteed Minimum Income Benefit or any Guaranteed Minimum Withdrawal Benefits.

(10) The current charge is 0.30%.

(11) This charge lasts for the first seven Contract Years.

(12) This charge lasts for the first five Contract Years.

(13) The current charge is 0.30%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

(14) The current charge is 0.25%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Maximum Anniversary Value Death Benefit Endorsement," and the charge may be less.

(15) The current charge is 0.55%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Combination Death Benefit Endorsement," and the charge may be less.

(16) The current charge is 0.40%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

(17) For Contracts with this 5% Roll-up Death Benefit purchased ON OR AFTER OCTOBER 6, 2008, the current charge is 0.15% of the GMDB Benefit Base each Contract Quarter (0.60% annually), subject to a maximum annual charge of 1.20% of the GMDB Benefit Base (as used in the Table). The GMDB Benefit Base for this optional endorsement generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 5% (4% if the Owner was age 70 or older on the endorsement's effective date) until the Contract Anniversary immediately preceding the Owner's 81st birthday.

     The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges (that would be paid were you to make a full withdrawal on the endorsement's effective date), as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

     For Contracts with this 5% Roll-up Death Benefit purchased BEFORE OCTOBER 6, 2008, the charge is 0.45%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

     For more information about the charge for this endorsement, please see "5% Roll-up Death Benefit" under "Death Benefit Charges", beginning on page 56. For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see "5% Roll-up Death Benefit" under "Optional Death Benefits", beginning on page 219.

     Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "5% Compounded Death Benefit Endorsement," and the charge may be less.

(18) The current charge for this 6% Roll-up Death Benefit is 0.20% of the GMDB Benefit Base each Contract Quarter (0.80% annually), subject to a maximum annual charge of 1.60% of the GMDB Benefit Base (as used in the Table). The GMDB Benefit Base for this optional endorsement generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% (5% if the Owner was age 70 or older on the endorsement's effective date) until the Contract Anniversary immediately preceding the Owner's 81st birthday.

     The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial Premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges (that would be paid were you to make a full withdrawal on the endorsement's effective date), as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

     For more information about the charge for this endorsement, please see "6% Roll-up Death Benefit" under "Death Benefit Charges", beginning on page 57. For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see "6% Roll-up Death Benefit" under "Optional Death Benefits", beginning on page 220.

(19) The current charge for this Highest Quarterly Anniversary Value Death Benefit is 0.075% of the GMDB Benefit Base each Contract Quarter (0.30% annually), subject to a maximum annual charge of 0.60% of the GMDB Benefit Base (as used in the Table). The GMDB Benefit Base for this optional endorsement generally equals the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday, subject to certain adjustments after that date.

     For more information about the charge for this endorsement, please see " Highest Quarterly Anniversary Value Death Benefit" under "Death Benefit Charges", beginning on page 57. For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see "Highest Quarterly Anniversary Value Death Benefit " under "Optional Death Benefits", beginning on page 221.

(20) The current charge for this Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit is 0.175% of the GMDB Benefit Base each Contract Quarter (0.70% annually), subject to a maximum annual charge of 1.40% of the GMDB Benefit Base (as used in the Table). The GMDB Benefit Base for this optional endorsement generally equals the greater of (a) or
     (b), where:

     (a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 5% (4% if the Owner was age 70 or older on the endorsement's effective date) until the Contract Anniversary immediately preceding the Owner's 81st birthday; and

     (b) Generally equals the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday, subject to certain adjustments after that date.

     The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial Premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges (that would be paid were you to make a full withdrawal on the endorsement's effective date), as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

     For more information about the charge for this endorsement, please see "Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit" under "Death Benefit Charges", beginning on page 57. For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see "Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit" under "Optional Death Benefits", beginning on page 221.

(21) The current charge for this Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit is 0.225% of the GMDB Benefit Base each Contract Quarter (0.90% annually), subject to a maximum annual charge of 1.80% of the GMDB Benefit Base (as used in the Table). The GMDB Benefit Base for this optional endorsement generally equals the greater of (a) or
     (b), where:

     (a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% (5% if the Owner was age 70 or older on the endorsement's effective date) until the Contract Anniversary immediately preceding the Owner's 81st birthday; and

     (b) Generally equals the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday, subject to certain adjustments after that date.

     The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial Premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges (that would be paid were you to make a full withdrawal on the endorsement's effective date), as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

     For more information about the charge for this endorsement, please see "Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit" under "Death Benefit Charges", beginning on page 57. For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see "Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit" under "Optional Death Benefits", beginning on page 223.

(22) The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB. The current and maximum charge for the LifeGuard Freedom DB is 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% annually). THE CHARGE FOR LIFEGUARD FREEDOM DB IS IN ADDITION TO THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB.

     The GMWB Death Benefit is equal to the LifeGuard Freedom GWB (see footnote 38 below). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     For more information about the charge for the LifeGuard Freedom DB, please see "LifeGuard Freedom DB" under "Death Benefit Charges", beginning on page
     57. For more information about how this optional death benefit endorsement works, please see "LifeGuard Freedom DB" under "Optional Death Benefits", beginning on page 224. For more information about how the LifeGuard Freedom GMWB works, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 149.

(23) The charge for FutureGuard is expressed as an annual percentage of the GMIB Benefit Base. The GMIB Benefit Base for FutureGuard is the greater of (a) or (b), where:

     (a) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

     (b)  Generally   equals  the  greatest   Contract  Value  on  any  Contract
          Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

     For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see "FutureGuard Guaranteed Minimum Income Benefit" beginning on page 211.

     For Contracts with this GMIB purchased ON AND AFTER MAY 3, 2004 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

     For Contracts with this GMIB purchased BEFORE MAY 3, 2004 (subject to availability), you pay 0.10% of the GMIB Benefit Base each calendar quarter (0.40% annually).

     For Contracts with this GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "FutureGuard Guaranteed Minimum Income Benefit Charge" beginning on page 41.

(24) The current and maximum charge is 0.2125% of the GMIB Benefit Base each calendar quarter (0.85% annually). For Contracts purchased IN WASHINGTON STATE, you currently pay the maximum charge of 0.0725% of the GMIB Benefit Base each Contract Month (0.87% annually, as used in the table). The GMIB Benefit Base for FutureGuard 6 is the greater of (a) or (b), where:

     (a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

     (b)  Generally   equals  the  greatest   Contract  Value  on  any  Contract
          Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

     At issue, the Step-Up Date is the Issue Date, and the Step-Up Value is generally equal to the initial premium paid plus any Contract Enhancement credited. After issue, the Step-Up Date is the Contract Anniversary on which the Owner elects to step up to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

     For Contracts with FutureGuard 6 purchased BEFORE OCTOBER 6, 2008, the charge is 0.20% of the GMIB Benefit Base each calendar quarter (0.80% annually). For Contracts purchased IN WASHINGTON STATE BEFORE OCTOBER 6, 2008, you pay 0.07% of the GMIB Benefit Base each Contract Month (0.84% annually).

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "FutureGuard 6 Guaranteed Minimum Income Benefit Charge" beginning on page 42.

(25) The charge is quarterly, currently 0.125% of the Guaranteed Value (GV) in effect on the date the charge is deducted, which, annually, is 0.50% of the GV, subject to a maximum annual charge of 1.00%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0425% of the GV, which, annually, is 0.51% of the GV, subject to a maximum annual charge of 1.02% as used in the Table. The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. We reserve the right to prospectively change the current charge on new Contracts or upon re-election of the benefit after the Contract is issued - subject to the applicable maximum annual charge.

     The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value. Quarterly charges are deducted from the Investment Divisions and the Fixed Account, including the GMAB Fixed Account, on a pro rata basis. IN WASHINGTON STATE, the monthly charges are also pro rata but deducted over the applicable Investment Divisions only. The portion of the charge from the Investment Divisions is deducted by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV.

     For more information about the charge for this endorsement, please see "Guaranteed Minimum Accumulation Benefit Charge" beginning on page 42. For more information about how the endorsement works, including more details regarding the GV, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 64. Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(26) 0.75% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable quarterly (monthly for Contracts purchased IN WASHINGTON STATE). The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     The charge is expressed as an annual percentage and depends on:

     *    When the endorsement is added to the Contract.

     * The endorsement's availability - ON AND AFTER, OR BEFORE JANUARY 17, 2006, or BEFORE OCTOBER 4, 2004.

     * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

     *    The frequency of deduction - quarterly, monthly, or daily.

     THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES.

     For Contracts to which this endorsement was added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

     For Contracts to which this endorsement was added BEFORE OCTOBER 4, 2004, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

                                           7% GMWB
 --------------------------------------------------------------------------------------------
 ------------------- -------------------------- ---------------------- ----------------------
 Endorsement's             On and after                Before                 Before
 Availability            January 17, 2006         January 17, 2006        October 4, 2004
 ------------------- -------------------------- ---------------------- ----------------------
 ------------------- -------------------------- ---------------------- ----------------------
 Maximum Annual                0.75%                    0.70%                  0.70%
 Charge
 ------------------- -------------------------- ---------------------- ----------------------
 ------------------- -------------- ----------- ---------------------- ----------------------
 Current Annual          0.40%        0.42%             0.40%                  0.35%
 Charge                                                                 0.55% upon step-up
 ------------------- -------------- ----------- ---------------------- ----------------------
 ------------------- -------------------------- ---------------------- ----------------------
 Charge Basis                   GWB             Investment Divisions   Investment Divisions
 ------------------- -------------------------- ---------------------- ----------------------
 ------------------- -------------- ----------- ---------------------- ----------------------
 Charge Frequency      Quarterly     Monthly            Daily                  Daily

     For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 42. For more information about how the endorsement works, including more details regarding the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 72.

(27) The charge is quarterly, currently 0.1125% of the GWB, which is 0.45% of the GWB on an annual basis, subject to a maximum annual charge of 0.80%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0375% of the GWB, which, annually, is 0.45% of the GWB, subject to a maximum annual charge of 0.81% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up - subject to the applicable maximum annual charge.

     The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

     While the  charge  is  deducted  from  Contract  Value,  it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 77. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(28) The charge is quarterly, currently 0.1625% of the GWB, which is 0.65% of the GWB on an annual basis, subject to a maximum annual charge of 1.45%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% of the GWB, which, annually, is 0.66% of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to the applicable maximum annual charge.

     The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

     While the  charge  is  deducted  from  Contract  Value,  it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 82. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

(29) The charge is quarterly, currently 0.2125% of the GWB, which is 0.85% of the GWB on an annual basis, subject to a maximum annual charge of 1.60%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0725% of the GWB, which, annually, is 0.87% of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to the applicable maximum annual charge.

     The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

     While the  charge  is  deducted  from  Contract  Value,  it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 87. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

(30) The charge is quarterly, currently 0.05% of the GWB, which is 0.20% of the GWB on an annual basis, subject to a maximum annual charge of 0.50%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0175% of the GWB, which, annually, is 0.21% of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.

     The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 91. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(31) 1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                 5% FOR LIFE GMWB WITH ANNUAL STEP-UP
  ------------------ ---------------------- -----------------------
  Annual Charge             Maximum                Current
  ------------------ ---------------------- -----------------------
  ------------------ --------- ------------ ----------- -----------
  Ages    45 - 49    0.85%/4    0.87%/12     0.40%/4     0.42%/12
          50 - 54    0.85%/4    0.87%/12     0.40%/4     0.42%/12
          55 - 59    1.20%/4    1.20%/12     0.65%/4     0.66%/12
          60 - 64    1.30%/4    1.32%/12     0.75%/4     0.75%/12
          65 - 69    1.45%/4    1.47%/12     0.90%/4     0.90%/12
          70 - 74    0.85%/4    0.87%/12     0.50%/4     0.51%/12
          75 - 80    0.60%/4    0.60%/12     0.35%/4     0.36%/12
  ------------------ --------- ------------ ----------- -----------
  ------------------ ----------------------------------------------
  Charge Basis                            GWB
  ------------------ ----------------------------------------------
  ------------------ --------- ------------ ----------- -----------
  Charge Frequency   Quarterly   Monthly    Quarterly    Monthly

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 46. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 96.

(32) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

           5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
  ------------------ ---------------------- -----------------------
  Annual Charge             Maximum                Current
  ------------------ ---------------------- -----------------------
  ------------------ --------- ------------ ----------- -----------
  Ages    45 - 49    1.00%/4    1.02%/12     0.55%/4     0.57%/12
          50 - 54    1.15%/4    1.17%/12     0.70%/4     0.72%/12
          55 - 59    1.50%/4    1.50%/12     0.95%/4     0.96%/12
          60 - 64    1.50%/4    1.50%/12     0.95%/4     0.96%/12
          65 - 69    1.50%/4    1.50%/12     0.95%/4     0.96%/12
          70 - 74    0.90%/4    0.90%/12     0.55%/4     0.57%/12
          75 - 80    0.65%/4    0.66%/12     0.40%/4     0.42%/12
  ------------------ --------- ------------ ----------- -----------
  ------------------ ----------------------------------------------
  Charge Basis                            GWB
  ------------------ ----------------------------------------------
  ------------------ --------- ------------ ----------- -----------
  Charge Frequency   Quarterly   Monthly    Quarterly    Monthly

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

     For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 46. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 101.

(33) 1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

           5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
 ------------------ --------------------- ----------------------------
 Annual Charge            Maximum                   Current
 ------------------ --------------------- ----------------------------
 ------------------ --------- ----------- ------------ ---------------
 Ages    45 - 49    0.85%/4    0.87%/12     0.40%/4       0.42%/12
         50 - 54    1.00%/4    1.02%/12     0.55%/4       0.57%/12
         55 - 59    1.45%/4    1.47%/12     0.85%/4       0.87%/12
         60 - 64    1.45%/4    1.47%/12     0.85%/4       0.87%/12
         65 - 69    1.20%/4    1.20%/12     0.65%/4       0.66%/12
         70 - 74    0.75%/4    0.75%/12     0.35%/4       0.36%/12
         75 - 80    0.55%/4    0.57%/12     0.30%/4       0.30%/12
 ------------------ --------- ----------- ------------ ---------------
 ------------------ --------------------------------------------------
 Charge Basis                              GWB
 ------------------ --------------------------------------------------
 ------------------ --------- ----------- ------------ ---------------
 Charge Frequency   Quarterly  Monthly     Quarterly      Monthly

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.


     For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page
     47. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 110.


(34) 1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

              JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP
 ------------------ --------------------- ----------------------------
 Annual Charge            Maximum                   Current
 ------------------ --------------------- ----------------------------
 ------------------ --------- ----------- ------------ ---------------
 Ages    45 - 49    1.00%/4    1.02%/12     0.55%/4       0.57%/12
         50 - 54    1.00%/4    1.02%/12     0.55%/4       0.57%/12
         55 - 59    1.35%/4    1.35%/12     0.80%/4       0.81%/12
         60 - 64    1.45%/4    1.47%/12     0.90%/4       0.90%/12
         65 - 69    1.60%/4    1.62%/12     1.05%/4       1.05%/12
         70 - 74    1.00%/4    1.02%/12     0.65%/4       0.66%/12
         75 - 80    0.75%/4    0.75%/12     0.50%/4       0.51%/12
 ------------------ --------- ----------- ------------ ---------------
 ------------------ --------------------------------------------------
 Charge Basis                              GWB
 ------------------ --------------------------------------------------
 ------------------ --------- ----------- ------------ ---------------
 Charge Frequency   Quarterly  Monthly     Quarterly      Monthly

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page 48. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 117.

(35) 1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

        JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
 ------------------ --------------------- ----------------------------
 Annual Charge            Maximum                   Current
 ------------------ --------------------- ----------------------------
 ------------------ --------- ----------- ------------ ---------------
 Ages    45 - 49    1.10%/4    1.11%/12     0.65%/4       0.66%/12
         50 - 54    1.25%/4    1.26%/12     0.80%/4       0.81%/12
         55 - 59    1.70%/4    1.71%/12     1.10%/4       1.11%/12
         60 - 64    1.70%/4    1.71%/12     1.10%/4       1.11%/12
         65 - 69    1.45%/4    1.47%/12     0.90%/4       0.90%/12
         70 - 74    1.00%/4    1.02%/12     0.60%/4       0.60%/12
         75 - 80    0.80%/4    0.81%/12     0.55%/4       0.57%/12
 ------------------ --------- ----------- ------------ ---------------
 ------------------ --------------------------------------------------
 Charge Basis                              GWB
 ------------------ --------------------------------------------------
 ------------------ --------- ----------- ------------ ---------------
 Charge Frequency   Quarterly  Monthly     Quarterly      Monthly

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 49. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 124.

(36) 1.50% is the maximum annual charge of the For Life GMWB With Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                FOR LIFE GMWB WITH ANNUAL STEP-UP
 ------------------ ---------------------- -----------------------
 Annual Charge             Maximum                Current
 ------------------ ---------------------- -----------------------
 ------------------ --------- ------------ ----------- -----------
 Ages    45 - 85    1.50%/4    1.50%/12     0.95%/4     0.96%/12
 ------------------ ----------------------------------------------
 Charge Basis                            GWB
 ------------------ ----------------------------------------------
 ------------------ --------- ------------ ----------- -----------
 Charge Frequency   Quarterly   Monthly    Quarterly    Monthly

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

     For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 50. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 132.

(37) 1.71% is the maximum annual charge of the Joint For Life GMWB With Annual Step-Up, which charge is payable monthly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

               JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP
 ------------------ --------------------- ---------------------------
 Annual Charge            Maximum                  Current
 ------------------ --------------------- ---------------------------
 ------------------ --------- ----------- ----------- ---------------
 Ages    45 - 85    1.70%/4    1.71%/12    1.15%/4       1.17%/12
 ------------------ -------------------------------------------------
 Charge Basis                             GWB
 ------------------ -------------------------------------------------
 ------------------ --------- ----------- ----------- ---------------
 Charge Frequency   Quarterly  Monthly    Quarterly      Monthly

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

     For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 50. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 140.

(38) 1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                     FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
         --------------------------------------------------------------------
         ------------------- ----------------------- ------------------------
         Annual Charge              Maximum                  Current
         ------------------- ----------------------- ------------------------
         ------------------- ----------- ----------- ------------ -----------
         Ages     45 - 80     1.50%/4     1.50%/12     0.95%/4     0.96%/12
         ------------------- ----------- ----------- ------------ -----------
         ------------------- ------------------------------------------------
         Charge Basis                              GWB
         ------------------- ------------------------------------------------
         ------------------- ----------- ----------- ------------ -----------
         Charge Frequency    Quarterly    Monthly     Quarterly    Monthly

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge.

     For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 51. For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up " beginning on page 149.

(39) For Contracts purchased IN WASHINGTON STATE, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month. For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                  JOINT FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
         ---------------------------------------------------------------------
         ------------------- ------------------------ ------------------------
         Annual Charge               Maximum                  Current
         ------------------- ------------------------ ------------------------
         ------------------- ------------ ----------- ------------ -----------
         Ages     45 - 80      1.85%/4     1.86%/12     1.25%/4     1.26%/12
         ------------------- ------------ ----------- ------------ -----------
         ------------------- -------------------------------------------------
         Charge Basis                              GWB
         ------------------- -------------------------------------------------
         ------------------- ------------ ----------- ------------ -----------
         Charge Frequency     Quarterly    Monthly     Quarterly    Monthly

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge.

     For more information about the charge for this endorsement, please see "Joint Life GMWB With Bonus and Annual Step-Up Charge" beginning on page
     52. For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus and Annual Step-Up " beginning on page 160.

(40) 1.20% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract
     Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

         FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT
                                 AND ANNUAL STEP-UP
         --------------------------------------------------------------------
         ------------------- ------------------------
         Annual Charge               Maximum                 Current
         ------------------- ------------------------
         ------------------- ----------- ------------ ----------- -----------
         Ages     55 - 80     1.20%/4     1.20%/12     0.65%/4     0.66%/12
         ------------------- ----------- ------------ ----------- -----------
         ------------------- ------------------------------------------------
         Charge Basis                              GWB
         ------------------- ------------------------------------------------
         ------------------- ----------- ------------ ----------- -----------
         Charge Frequency    Quarterly     Monthly    Quarterly    Monthly

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge" beginning on page 52. For more information about how the endorsement works, please see "For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up " beginning on page 172. Please check with your representative to learn about the current interest rate for the GMWB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(41) 1.50% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract
     Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

            JOINT FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL BALANCE
                            ADJUSTMENT AND ANNUAL STEP-UP
         --------------------------------------------------------------------
         ------------------- ----------------------- ------------------------
         Annual Charge              Maximum                  Current
         ------------------- ----------------------- ------------------------
         ------------------- ----------- ----------- ------------ -----------
         Ages     55 - 80     1.50%/4     1.50%/12     0.80%/4     0.81%/12
         ------------------- ----------- ----------- ------------ -----------
         ------------------- ------------------------------------------------
         Charge Basis                              GWB
         ------------------- ------------------------------------------------
         ------------------- ----------- ----------- ------------ -----------
         Charge Frequency    Quarterly    Monthly     Quarterly    Monthly

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge" beginning on page 53. For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 183.

(42) 1.32% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 5% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     Charges are expressed as an annual percentage and depend on:

     *    The Owner's age when the endorsement is added to the Contract.

     *    The   endorsement's   availability  -  effective  May  1,  2006,  this
          endorsement is no longer available to add to a Contract.

     * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

     *    The frequency of deduction - quarterly, monthly, or daily.

     For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                                        5% FOR LIFE GMWB
  Endorsement's                      Before May 1, 2006                          Before
  Availability                                                             January 17, 2006*
  ------------------ ----------------------- --------------------------- ----------- -----------
  Annual Charge             Maximum                   Current             Maximum     Current
  ------------------ ----------------------- --------------------------- ----------- -----------
  ------------------ ----------- ----------- ------------ -------------- ----------- -----------
  Ages    60 - 64     1.30%/4     1.32%/12     0.90%/4      0.90%/12       1.30%       0.90%
          65 - 69     0.85%/4     0.87%/12     0.60%/4      0.60%/12       0.85%       0.60%
          70 - 74     0.60%/4     0.60%/12     0.50%/4      0.51%/12       0.60%       0.50%
          75 - 80     0.50%/4     0.51%/12     0.40%/4      0.42%/12       0.50%       0.40%
  ------------------ ----------- ----------- ------------ -------------- ----------- -----------
  ------------------ --------------------------------------------------- -----------------------
  Charge Basis                              GWB                           Investment Divisions
  ------------------ --------------------------------------------------- -----------------------
  ------------------ ----------- ----------- ------------ -------------- -----------------------
  Charge Frequency   Quarterly    Monthly     Quarterly      Monthly             Daily

     * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
     54. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 196.

(43) 0.87% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 4% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS. Charges are expressed as an annual percentage and depend on:

     *    The Owner's age when the endorsement is added to the Contract.

     *    The   endorsement's   availability  -  effective  May  1,  2006,  this
          endorsement is no longer available to add to a Contract.

     * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

     *    The frequency of deduction - quarterly, monthly, or daily.

     For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                                        4% FOR LIFE GMWB
  Endorsement's                      Before May 1, 2006                          Before
  Availability                                                             January 17, 2006*
  ------------------ ----------------------- --------------------------- ----------- -----------
  Annual Charge             Maximum                   Current             Maximum     Current
  ------------------ ----------------------- --------------------------- ----------- -----------
  ------------------ ----------- ----------- ------------ -------------- ----------- -----------
  Ages    50 - 54     0.85%/4     0.87%/12     0.65%/4      0.66%/12       0.85%       0.65%
          55 - 59     0.65%/4     0.66%/12     0.50%/4      0.51%/12       0.65%       0.50%
          60 - 64     0.50%/4     0.51%/12     0.35%/4      0.36%/12       0.50%       0.35%
          65 - 69     0.35%/4     0.36%/12     0.25%/4      0.27%/12       0.35%       0.25%
          70 - 74     0.30%/4     0.30%/12     0.20%/4      0.21%/12       0.30%       0.20%
          75 - 80     0.20%/4     0.21%/12     0.15%/4      0.15%/12       0.20%       0.15%
  ------------------ ----------- ----------- ------------ -------------- ----------- -----------
  ------------------ --------------------------------------------------- -----------------------
  Charge Basis                              GWB                           Investment Divisions
  ------------------ --------------------------------------------------- -----------------------
  ------------------ ----------- ----------- ------------ -------------- -----------------------
  Charge Frequency   Quarterly    Monthly     Quarterly      Monthly             Daily

     * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
     55. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 203.

     THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses  that  are  deducted  from  Fund  assets,   including  management  and
administration fees, 12b-1 service fees and other expenses.)

---------------------------------------------

---------------------------------------------

               Minimum: 0.57%

               Maximum: 2.63%


---------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

                 FUND OPERATING EXPENSES

(AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET
                         ASSETS)                                                                            ACQUIRED      ANNUAL
                                                                                                            FUND FEES
                        FUND NAME                             MANAGEMENT AND   SERVICE         OTHER        AND EXPENSES  OPERATING
                                                              ADMIN FEE A     (12B-1) FEE     EXPENSES B          C       EXPENSES

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL Institutional Alt 20                                         0.20%          0.00%           0.01%           0.80% E        1.01%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL Institutional Alt 35                                         0.20%          0.00%           0.01%           0.94% E        1.15%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL Institutional Alt 50                                         0.20%          0.00%           0.01%           1.10% E        1.31%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL Institutional Alt 65                                         0.20%          0.00%           0.01%           1.28% E        1.49%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/AIM Global Real Estate                                       0.86% F        0.20%           0.01%           0.01%          1.08%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/AIM International Growth                                     0.82%          0.20%           0.01%           0.04%          1.07%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/AIM Large Cap Growth                                         0.77%          0.20%           0.00%           0.01%          0.98%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/AIM Small Cap Growth                                         0.95%          0.20%           0.01%           0.01%          1.17%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Capital Guardian Global Balanced                             0.80%          0.20%           0.01%           0.01%          1.02%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Capital Guardian Global Diversified Research                 0.88%          0.20%           0.01%           0.01%          1.10%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Capital Guardian International Small Cap                     1.10%          0.20%           0.01%           0.03%          1.34%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Capital Guardian U.S. Growth Equity                          0.78%          0.20%           0.01%           0.01%          1.00%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Credit Suisse Global Natural Resources                       0.83%          0.20%           0.01%           0.01%          1.05%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Credit Suisse Long/Short                                     0.95%F         0.20%           0.41% D         0.01%          1.57%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Eagle Core Equity                                            0.75%          0.20%           0.01%           0.01%          0.97%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Eagle SmallCap Equity                                        0.82%          0.20%           0.01%           0.01%          1.04%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Franklin Templeton Founding Strategy                         0.05%          0.00%           0.01%           1.07% E        1.13%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Franklin Templeton Global Growth                             0.90%          0.20%           0.01%           0.01%          1.12%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Franklin Templeton Income                                    0.79%          0.20%           0.01%           0.01%          1.01%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Franklin Templeton Mutual Shares                             0.85%          0.20%           0.03% D         0.01%          1.09%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Franklin Templeton Small Cap Value                           0.95%          0.20%           0.01%           0.01%          1.17%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Goldman Sachs Core Plus Bond                                 0.69%          0.20%           0.01%           0.01%          0.91%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Goldman Sachs Emerging Markets Debt                          0.90%          0.20%           0.01%           0.07%          1.18%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Goldman Sachs Mid Cap Value                                  0.83%          0.20%           0.01%           0.01%          1.05%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Goldman Sachs Short Duration Bond                            0.54%          0.20%           0.00%           0.02%          0.76%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/JPMorgan International Value                                 0.81%          0.20%           0.00%           0.00%          1.01%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/JPMorgan MidCap Growth                                       0.80%          0.20%           0.02%           0.01%          1.03%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/JPMorgan U.S. Government & Quality Bond                      0.55%          0.20%           0.01%           0.02%          0.78%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Lazard Emerging Markets                                      1.06%          0.20%           0.02%           0.01%          1.29%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Lazard Mid Cap Equity                                        0.82%          0.20%           0.00%           0.01%          1.03%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/M&G Global Basics                                            1.00%          0.20%           0.04%           0.03%          1.27%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/M&G Global Leaders                                           1.00%          0.20%           0.03%           0.03%          1.26%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management European 30                        0.57%          0.20%           0.07%           0.02%          0.86%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management Pacific Rim 30                     0.57%          0.20%           0.05%           0.02%          0.84%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management S&P 500 Index                      0.38%          0.20%           0.02%           0.01%          0.61%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management S&P 400 MidCap Index               0.39%          0.20%           0.02%           0.00%          0.61%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management Small Cap Index                    0.39%          0.20%           0.02%           0.00%          0.61%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management International Index                0.44%          0.20%           0.01%           0.00%          0.65%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management Bond Index                         0.40%          0.20%           0.01%           0.00%          0.61%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management Index 5                            0.05%          0.00%           0.01%           0.62% E        0.68%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management 10 x 10                            0.05%          0.00%           0.01%           0.63% E        0.69%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Oppenheimer Global Growth                                    0.84%          0.20%           0.02%           0.00%          1.06%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/PAM Asia ex-Japan                                            1.05% F        0.20%           0.01%           0.05%          1.31%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/PAM China-India                                              1.10% F        0.20%           0.08%           0.08%          1.46%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/PIMCO Real Return                                            0.60%          0.20%           0.01%           0.00%          0.81%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/PIMCO Total Return Bond                                      0.60%          0.20%           0.01%           0.00%          0.81%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/PPM America Core Equity                                      0.75%          0.20%           0.01%           0.00%          0.96%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/PPM America High Yield Bond                                  0.58%          0.20%           0.01%           0.03%          0.82%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/PPM America Mid Cap Value                                    0.85%          0.20%           0.01%           0.02%          1.08%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/PPM America Small Cap Value                                  0.85%          0.20%           0.01%           0.02%          1.08%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/PPM America Value Equity                                     0.65%          0.20%           0.01%           0.00%          0.86%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Red Rocks Listed Private Equity                              1.00%          0.20%           0.02%           1.41%          2.63%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Select Balanced                                              0.57%          0.20%           0.01%           0.01%          0.79%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Select Money Market                                          0.36%          0.20%           0.01%           0.00%          0.57%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Select Value                                                 0.63%          0.20%           0.00%           0.01%          0.84%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/T. Rowe Price Established Growth                             0.69%          0.20%           0.01%           0.01%          0.91%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/T. Rowe Price Mid-Cap Growth                                 0.81%          0.20%           0.01%           0.02%          1.04%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/T. Rowe Price Value                                          0.75%          0.20%           0.01%           0.01%          0.97%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Managed Conservative                                     0.18%          0.00%           0.01%           0.85% E        1.04%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Managed Moderate                                         0.17%          0.00%           0.01%           0.88% E        1.06%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Managed Moderate Growth                                  0.15%          0.00%           0.01%           0.93% E        1.09%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Managed Growth                                           0.15%          0.00%           0.01%           0.97% E        1.13%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Managed Aggressive Growth                                0.17%          0.00%           0.01%           0.98% E        1.16%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Retirement Income                                        0.18%          0.00%           0.01%           0.88% E        1.07%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Retirement 2015                                          0.18%          0.00%           0.01%           0.93% E        1.12%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Retirement 2020                                          0.18%          0.00%           0.01%           0.95% E        1.14%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Retirement 2025                                          0.18%          0.00%           0.01%           0.97% E        1.16%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Disciplined Moderate                                     0.18%          0.00%           0.01%           0.66% E        0.85%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Disciplined Moderate Growth                              0.18%          0.00%           0.01%           0.66% E        0.85%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Disciplined Growth                                       0.18%          0.00%           0.01%           0.65% E        0.84%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Competitive Advantage                                    0.50%          0.20%           0.01%           0.00%          0.71%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Dividend Income & Growth                                 0.50%          0.20%           0.01%           0.00%          0.71%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Intrinsic Value                                          0.50%          0.20%           0.01%           0.00%          0.71%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P Total Yield                                              0.50%          0.20%           0.01%           0.01%          0.72%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/S&P 4                                                        0.05%          0.00%           0.01%           0.72% E        0.78%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management DowSM 10                           0.44%          0.20%           0.03%           0.00%          0.67%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management S&P(R) 10                          0.44%          0.20%           0.03%           0.00%          0.67%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management Global 15                          0.48%          0.20%           0.02%           0.00%          0.70%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management Nasdaq(R) 25                       0.48% F        0.20%           0.05%           0.00%          0.73%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management Value Line(R) 30                   0.43%          0.20%           0.16%           0.00%          0.79%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management DowSM Dividend                     0.44% F        0.20%           0.03%           0.00%          0.67%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management S&P(R) 24                          0.49% F        0.20%           0.02%           0.00%          0.71%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management 25                                 0.44%          0.20%           0.01%           0.00%          0.65%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management Select Small-Cap                   0.44%          0.20%           0.01%           0.00%          0.65%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management JNL 5                              0.42%          0.20%           0.02%           0.00%          0.64%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management VIP                                0.44% F        0.20%           0.04%           0.00%          0.68%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management JNL Optimized 5                    0.44%          0.20%           0.06%           0.00%          0.70%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management S&P(R) SMid 60                     0.49% F        0.20%           0.01%           0.01%          0.71%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management NYSE(R) International 25           0.53% F        0.20%           0.05%           0.00%          0.78%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management Communications Sector              0.49% F        0.20%           0.04%           0.00%          0.73%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management Consumer Brands Sector             0.49% F        0.20%           0.03%           0.00%          0.72%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management Financial Sector                   0.48% F        0.20%           0.03%           0.00%          0.71%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management Healthcare Sector                  0.46% F        0.20%           0.03%           0.00%          0.69%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management Oil & Gas Sector                   0.44%          0.20%           0.03%           0.00%          0.67%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------
---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------

JNL/Mellon Capital Management Technology Sector                  0.48% F        0.20%           0.03%           0.00%          0.71%

---------------------------------------------------------- ------------------ ------------- --------------- -------------- ---------


A    Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,   the
     Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

     The JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/Capital Guardian International Small Cap Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund pay an administrative fee of 0.15%.

     The JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

     The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds EXCEPT the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

     All other Funds pay an administrative fee of 0.10%.

     The Management and  Administrative  Fee and the Annual  Operating  Expenses
     columns  in  this  table   reflect   the   inclusion   of  the   applicable
     administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, and the fees and expenses of the disinterested
     Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C Acquired fund fees and expenses shown represent each Fund's pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For the period ended December 31, 2008, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 0.40% and 0.01%, respectively.

E Amounts are based on the allocations to underlying funds during the period ended December 31,2008. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

F    The management/administrative fee reflects a contract amendment.



----------- ---------------- ---------------- ---------------- -----------------

                               EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the 5% Contract Enhancement, the most expensive Optional Death Benefit Endorsement, the Five-year Withdrawal Schedule and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 YEAR              3 YEARS           5 YEARS            10 YEARS
----------- ---------------- ---------------- ---------------- -----------------

$2,177              $3,595            $4,676            $7,627


If you annuitize at the end of the applicable time period:


1 YEAR *            3 YEARS           5 YEARS           10 YEARS
$2,177              $3,595            $4,676            $7,627


*Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do NOT surrender your Contract:


1 YEAR              3 YEARS           5 YEARS           10 YEARS
$927                $2,670            $4,276            $7,627


THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90 (age 85 for Contracts purchased in Oklahoma). Optional benefits may have different requirements, as noted.

Your Contract Value may be allocated to

* our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

* our GMWB Fixed Account (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB are elected), as may be made available by us, or as may be otherwise limited by us, or to

*    Investment  Divisions  of the Separate  Account  that invest in  underlying
     Funds.

Your Contract, like all deferred annuity contracts, has two phases:

*    the ACCUMULATION PHASE, when you make premium payments to us, and

*    the INCOME PHASE, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. If the 5% Contract
Enhancement is elected, no premium will be accepted after the first Contract Year. Similarly, if the Guaranteed Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect. As a result, if you desire additional annuity coverage you will have to purchase a new and separate Contract. Purchasing an additional Contract could result in the duplication of certain fees and charges. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                     JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                    THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT

CONTRACT VALUE ALLOCATED TO THE FIXED ACCOUNT AND/OR THE GMWB FIXED ACCOUNT WILL BE PLACED WITH OTHER ASSETS IN OUR GENERAL ACCOUNT. THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT ARE NOT REGISTERED WITH THE SEC, AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT THEM. DISCLOSURES REGARDING THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. BOTH THE AVAILABILITY OF, AND TRANSFERS INTO AND OUT OF, THE FIXED ACCOUNT (WHICH CONSISTS OF FIXED ACCOUNT OPTIONS AND THE GMAB FIXED ACCOUNT) AND THE GMWB FIXED ACCOUNT MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE REQUIREMENTS. FOR MORE INFORMATION, PLEASE SEE THE APPLICATION, CHECK WITH THE REGISTERED REPRESENTATIVE HELPING YOU TO PURCHASE THE CONTRACT, OR CONTACT US AT OUR ANNUITY SERVICE CENTER.

THE FIXED ACCOUNT

FIXED ACCOUNT OPTIONS. Each Fixed Account Option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in the Fixed Account Options is not withdrawn, transferred, or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years. Subject to these minimum requirements, we may declare different base interest rates at different times.

An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. The Excess Interest
Adjustment is based on the relationship of the current new business interest rate to the guaranteed base interest rate being credited to the Fixed Account Option. The current new business interest rate used for this comparison is the base interest rate available on a new Fixed Account Option of the same duration, increased by 0.50%. Generally, the Excess Interest Adjustment will increase the Fixed Account Option Value when current new business rates are lower than the rate being credited and will decrease the Fixed Account Option Value when current new business rates are higher than the rate being credited.

There will be no Excess Interest Adjustment when the current new business interest rate (after adjustment for the 0.50% bias) is greater than the guaranteed base interest rate by less than 0.50%. This restriction avoids decreases in the Fixed Account Option Value in situations where the general level of interest rates has declined but the bias results in a current new business interest rate that is higher than the guaranteed base interest rate.

Also, there is no Excess Interest Adjustment on: the one-year Fixed Account Option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal from the Fixed Account Options be less than the Fixed Account minimum value.

Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account Option (if there is one year or less until the Income Date), will apply.

You may allocate premiums to the one-year Fixed Account Option, but we may require that the amount in the one-year Fixed Account Option (including any Contract Enhancement) be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract year.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account Option.

The three-, five-, and seven-year Fixed Account Options are not available on Contracts with the 3% or 4% Contract Enhancement purchased BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, and on Contracts with the 2% Contract Enhancement purchased BETWEEN JULY 14, 2003 AND AUGUST 17, 2003.

The DCA+ FIXED ACCOUNT OPTION, IF AVAILABLE, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new premiums.

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FIXED ACCOUNT. The GMAB Fixed Account is available only in conjunction with the purchase of the GMAB. If you elect to purchase the GMAB, a certain percentage of Contract Value is required to be allocated to the GMAB Fixed Account for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period. The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period. The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period. The interest rate may vary by state but will never be less than 3%. An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period. For more detailed information regarding the GMAB, including the GMAB Fixed Account, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 64.

THE GMWB FIXED ACCOUNT

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT. The GMWB Fixed Account is available only in conjunction with the purchase of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. If you elect to purchase one of these two GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC according to non-discretionary formulas; you may NOT CHOOSE to transfer amounts to and from the GMWB Fixed Account. These automatic transfers will not count against the 15 free transfers in a Contract Year. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 172. For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 183.

                              THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options, the GMAB Fixed Account and the GMWB Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

JNL  Institutional  Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Institutional Alt 65

JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital Management Index 5
JNL/Mellon Capital Management 10 x 10
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL/S&P Retirement Income
JNL/S&P Retirement 2015
JNL/S&P Retirement 2020
JNL/S&P Retirement 2025
JNL/S&P Disciplined Moderate
JNL/S&P Disciplined Moderate Growth
JNL/S&P Disciplined Growth
JNL/S&P 4

THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:

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                                JNL SERIES TRUST
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JNL INSTITUTIONAL ALT 20 FUND
     Jackson National Asset Management, LLC

          Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 20% to Underlying Funds that invest primarily in non-traditional asset classes.

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JNL INSTITUTIONAL ALT 35 FUND
     Jackson National Asset Management, LLC

          Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 35% to Underlying Funds that invest primarily in non-traditional asset classes.

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JNL INSTITUTIONAL ALT 50 FUND
     Jackson National Asset Management, LLC

          Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 50% to Underlying Funds that invest primarily in non-traditional asset classes.

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JNL INSTITUTIONAL ALT 65 FUND
     Jackson National Asset Management, LLC

          Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 65% to Underlying Funds that invest primarily in non-traditional asset classes.

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JNL/AIM GLOBAL REAL ESTATE FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.) and sub-sub-advisers: Invesco Institutional (N.A.), Inc. (f/k/a INVESCO Institutional (N.A.), Inc.); and Invesco Asset Management Ltd.)

          Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts. The Fund will normally invest in securities of companies located in at least three different countries, including the United States.

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JNL/AIM INTERNATIONAL GROWTH FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong earnings growth.

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JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.


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JNL/AIM SMALL CAP GROWTH FUND

     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.


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JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

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JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

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JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S.
          registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

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JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

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JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (sub-sub-adviser))

          Seeks long-term capital growth by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector.

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JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

          Seeks total return by investing through an active quantitative equity management strategy that allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

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JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

          Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.

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JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

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JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

          Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

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JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

          Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

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JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

          Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

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JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

          Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies in any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The Fund invests predominately (80% or more) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

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JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC

          Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

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JNL/GOLDMAN SACHS CORE PLUS BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

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JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of total return consisting of income and capital appreciation, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

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JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)


          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of the investment.


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JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

          Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality securities.

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JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

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JNL/JPMORGAN MIDCAP GROWTH FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

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JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages; (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government; (vi) repurchase agreements collateralized by any of the foregoing; and (vii) other investments (such as derivatives contracts) related to those listed above.

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JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

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JNL/LAZARD MID CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.


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JNL/M&G GLOBAL BASICS FUND
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term capital growth by investing in companies operating in basic industries ("primary" and "secondary" industries), and also in companies that service these industries. The Fund may also invest in other global equities.

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JNL/M&G GLOBAL LEADERS FUND
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide. The Fund aims to achieve consistent returns in the global equity funds sector.

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JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

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JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.


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JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

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JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the S&P Midcap 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.


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JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Russell 2000(R) Index. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

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JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

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JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.



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JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
     Jackson National Asset Management, LLC

          Seeks capital  appreciation  by initially  allocating in the following
          Funds:

          >>   20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
          >>   20% in the  JNL/Mellon  Capital  Management  S&P 400 MidCap Index
               Fund;
          >>   20% in the JNL/Mellon Capital Management Small Cap Index Fund;
          >>   20% in the  JNL/Mellon  Capital  Management  International  Index
               Fund; and
          >>   20% in the JNL/Mellon Capital Management Bond Index Fund.

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JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
     Jackson National Asset Management, LLC

          Seeks capital appreciation and income by initially allocating in the following Funds: >> 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund; >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund; >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund; >> 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund; >> 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.

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JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

          Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

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JNL/PAM ASIA EX-JAPAN FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


          Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.

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JNL/PAM CHINA-INDIA FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


          Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.


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JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


          Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.


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JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


          Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.


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JNL/PPM AMERICA CORE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities securities (which include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants) of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


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JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign issuers.


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JNL/PPM AMERICA MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

          Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

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JNL/PPM AMERICA SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations of between $15.8 million and $2.5 billion under normal market conditions at the time of initial purchase. The range will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


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JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $452.2 million and $417.8 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.


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JNL/RED ROCKS LISTED PRIVATE EQUITY FUND
     Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

          Seeks maximum total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and
          (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

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JNL/SELECT BALANCED FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security.

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JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

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JNL/SELECT VALUE FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks.

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JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.

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JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

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JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

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JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


          Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


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JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


          Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


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JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


          Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


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JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


          Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


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JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity securities.

          Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

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JNL/S&P RETIREMENT INCOME FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

          Under normal circumstances, the Fund allocates approximately 20% to 45% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P RETIREMENT 2015 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

          Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P RETIREMENT 2020 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

          Under normal circumstances, the JNL/S&P Retirement 2020 Fund allocates approximately 30% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P RETIREMENT 2025 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

          Under normal circumstances, the JNL/S&P Retirement 2025 Fund allocates approximately 30% to 95% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P DISCIPLINED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

          Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

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JNL/S&P DISCIPLINED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

          Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

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JNL/S&P DISCIPLINED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.

          Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

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JNL/S&P COMPETITIVE ADVANTAGE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies ranked by return on invested capital and lowest market-to-book multiples.

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JNL/S&P DIVIDEND INCOME & GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

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JNL/S&P INTRINSIC VALUE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.

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JNL/S&P TOTAL YIELD FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

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JNL/S&P 4 FUND
     Jackson National Asset Management, LLC

          Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P
          500. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

          >>   25% in JNL/S&P Competitive Advantage Fund; and
          >>   25% in JNL/S&P Dividend Income & Growth Fund; and
          >>   25% in JNL/S&P Intrinsic Value Fund; and
          >>   25% in JNL/S&P Total Yield Fund.

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ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the Earnings Protection Benefit; (ii) any GMIB; and (iii) any GMWB.

Each of these four benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates: (i) the Owner's date of death in the case of death benefits and the Earnings Protection Benefit; and (ii) an Owner's specific age under a GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these four benefits may be somewhat diminished.

The potential for overlap is greatest for a GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits and the Earnings Protection Benefit because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small. Investment in a fund such as the JNL/S&P Retirement Income Fund, however, may not be consistent with the Earnings Protection Benefit to the extent that conservative investing may not accomplish the Earnings Protection Benefit goal of providing an additional payout to help offset potential tax liabilities if there are earnings in the Contract at the Owner's death.

You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

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                              JNL VARIABLE FUND LLC
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JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).

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JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 30 stocks are selected each year based on certain positive financial attributes.

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JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each Stock Selection Date.

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks total return through capital appreciation by investing in the common stocks of 24 companies that have the potential for capital appreciation; the 24 companies are selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)"), on each Stock Selection Date.


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JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"), on each Stock Selection Date.


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JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

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JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

          >>   20% in the DowSM 10 Strategy, a dividend yielding strategy;
          >>   20% in the  S&P(R)  10  Strategy,  a  blended  valuation-momentum strategy;
          >>   20% in the Global 15 Strategy, a dividend yielding strategy;
          >>   20% in the 25 Strategy, a dividend yielding strategy; and
          >>   20% in the  Select  Small-Cap  Strategy,  a small  capitalization strategy.

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JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:


          >>   The DowSM Dividend Strategy;
          >>   The European 20 Strategy;
          >>   The Nasdaq(R) 25 Strategy;
          >>   The S&P 24 Strategy;
          >>   The Select Small-Cap Strategy; and
          >>   The Value Line(R) 30 Strategy.


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JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:


          >> 25% in the Nasdaq(R) 25 Strategy;
          >> 25% in the Value Line(R) 30 Strategy;
          >> 24% in the European 20 Strategy;
          >> 14% in the Global 15 Strategy; and
          >> 12% in the 25 Strategy.

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

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JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

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JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

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JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

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JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

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JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

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JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

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JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

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The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting WWW.JACKSON.COM.

VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

MORTALITY AND EXPENSE RISK CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.10% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued BEFORE MAY 3, 2004, the Mortality and Expense Risk Charge is 1.00%. This charge does not apply to the Fixed Account or the GMWB Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

     * to make income payments for the life of the Annuitant during the income phase;

     *    to waive the withdrawal charge in the event of the Owner's death; and

     *    to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions, the Fixed Account and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1 million or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1 million, as determined by us.

TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

     * PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), PLUS

     * EARNINGS (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your remaining premiums allocated to those accounts)

     * during each Contract Year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) OF PREMIUM (subject to certain exclusions) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), MINUS earnings (required minimum distributions will be counted as part of the free withdrawal amount).

WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

     *    withdrawals in excess of the free withdrawal amounts, or

     * withdrawals under a tax-qualified Contract that exceed its required minimum distributions, or

     * withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

     *    amounts withdrawn in a total withdrawal, or

     * amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period option or the Five-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

            WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):

COMPLETED YEARS SINCE RECEIPT        0        1        2        3         4        5        6       7+
OF PREMIUM

BASE SCHEDULE                      8.5%      8%       7%        6%       5%       4%       2%        0

WITHDRAWAL CHARGE IF FIVE-YEAR      8%       7%       6%        4%       2%        0        0        0
PERIOD APPLIES

WITHDRAWAL CHARGE IF THREE-YEAR    7.5%     6.5%      5%        0         0        0        0        0
PERIOD APPLIES*

* PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do NOT assess the withdrawal charge on any amounts paid out as:

* income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

*    death benefits;

* withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

* if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

* if permitted by your state, withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

EARNINGS PROTECTION BENEFIT ("EARNINGSMAX") CHARGE. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. The charge on currently offered Contracts may be less. Please check with your representative to learn about the current level of the charge and its availability in your state. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.

CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:

CONTRACT ENHANCEMENT            2%           3%         4%         5%

CHARGE (ON AN ANNUAL BASIS)     0.395%       0.42%      0.56%      0.695%

Due to this charge, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

           CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)

Completed Years Since Receipt of      0       1        2         3         4          5         6       7+
  Premium
Recapture Charge (2% Credit)         2%       2%     1.25%     1.25%      0.5%           0         0    0
Recapture Charge (3% Credit)          3%      3%        2%        2%        2%          1%        1%    0
Recapture Charge (4% Credit)         4%       4%      2.5%     2.5%       2.5%        1.25%   1.25%     0
Recapture Charge (5% Credit)        4.5%    3.75%    3.25%     2.75%        2%        1.25%      1%     0

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

     *    death benefits;

     *    withdrawals taken under the additional free withdrawal provision;

     * withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

     * if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or * if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

FUTUREGUARD GUARANTEED MINIMUM INCOME BENEFIT CHARGE.

PLEASE NOTE: EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for FutureGuard depends on the endorsement's availability and the frequency of deduction, as explained below.

     For Contracts with this GMIB purchased ON AND AFTER MAY 3, 2004 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

     For Contracts with this GMIB purchased BEFORE MAY 3, 2004 (subject to availability), you pay 0.10% of the GMIB Benefit Base each calendar quarter (0.40% annually).

     For Contracts with this GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see "FutureGuard Guaranteed Minimum Income Benefit" beginning on page 211. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THIS GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THIS GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

FUTUREGUARD 6 GUARANTEED MINIMUM INCOME BENEFIT CHARGE.


PLEASE NOTE: EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


For Contracts with this GMIB purchased ON OR AFTER OCTOBER 6, 2008, the charge for this benefit is 0.2125% of the GMIB Benefit Base each calendar quarter (0.85% annually). For Contracts purchased IN WASHINGTON STATE ON OR AFTER OCTOBER 6, 2008, you pay 0.0725% of the GMIB Benefit Base for this benefit each Contract Month (0.87% annually). For Contracts with this GMIB purchased BEFORE OCTOBER 6, 2008, the charge is 0.20% of the GMIB Benefit Base each calendar quarter (0.80% annually). For Contracts purchased IN WASHINGTON STATE BEFORE OCTOBER 6, 2008, you pay 0.07% of the GMIB Benefit Base each Contract Month (0.84% annually).

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see "FutureGuard 6 Guaranteed Minimum Income Benefit" beginning on page 214. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THIS GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THIS GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB") CHARGE. If you select the GMAB, in most states you will pay 0.125% of the Guaranteed Value (GV) each calendar quarter (0.50% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.0425% of the GV (0.51% annually). The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. For more information about the GV, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 64.

We deduct the charge from your Contract Value. The actual deduction of the charge will be reflected in your quarterly statement. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account, including the GMAB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. We reserve the right to prospectively change the charge on new Contracts or upon re-election of the benefit after the Contract is issued - subject to a maximum charge of 1.00% annually in states where the charge is quarterly, 1.02% annually in states where the charge is monthly. We stop deducting this charge on the earlier of the date that the Guarantee Period ends (unless re-elected by you) or the date that the GMAB terminates for any other reason. Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how this endorsement works, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 64.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 72. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), the charge is:

   Maximum Annual Charge       Current Annual Charge
---------------------------- ---------------------------
---------------------------- ------------- -------------
   Quarterly or Monthly       Quarterly      Monthly
           0.75%              0.40% / 4     0.42% / 12

     You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 76.)

     For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge is:

   Maximum Annual Charge       Current Annual Charge
---------------------------- ---------------------------
---------------------------- ---------------------------
           0.70%                       0.40%

     You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

     For Contracts to which this GMWB was added BEFORE OCTOBER 4, 2004, the charge is:

   Maximum Annual Charge       Current Annual Charge
---------------------------- ---------------------------
---------------------------- ---------------------------
           0.70%                       0.35%
                                 0.55% upon step-up

     You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 72. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP CHARGE ("SAFEGUARD MAX"). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, in most states you will pay 0.1125% of the GWB each Contract Quarter (0.45% annually). IN WASHINGTON STATE, you pay the charge, currently 0.0375% of the GWB (0.45% annually), each Contract Month. IN WASHINGTON STATE, we will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 77.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up - subject to a maximum charge of 0.80% annually in states where the charge is quarterly, 0.81% annually in states where the charge is monthly.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 77. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 82.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 86.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 82. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6") CHARGE. If you select the 6% GMWB With Annual Step-Up, in most states you will pay 0.2125% of the GWB each quarter (0.85% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.0725% of the GWB (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 87.


We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 91.)


The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.60% annually in states where the charge is quarterly, 1.62% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 87. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5") CHARGE. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 91.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 95.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually).

We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 91. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 96. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                   Maximum                    Current
---------------------- -------------------------- ---------------------------
---------------------- ------------- ------------ ------------- -------------
Ages    45 - 49         0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        50 - 54         0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        55 - 59         1.20% / 4    1.20% / 12    0.65% / 4     0.66% / 12
        60 - 64         1.30% / 4    1.32% / 12    0.75% / 4     0.75% / 12
        65 - 69         1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        70 - 74         0.85% / 4    0.87% / 12    0.50% / 4     0.51% / 12
        75 - 80         0.60% / 4    0.60% / 12    0.35% / 4     0.36% / 12
---------------------- ------------- ------------ ------------- -------------
---------------------- ------------------------------------------------------
Charge Basis                                    GWB
---------------------- ------------------------------------------------------
---------------------- ------------- ------------ ------------- -------------
Charge Frequency        Quarterly      Monthly     Quarterly      Monthly

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 101.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 96. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 96. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 102. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                   Maximum                     Current
---------------------- --------------------------- --------------------------
---------------------- ------------- ------------- ------------ -------------
Ages    45 - 49         1.00% / 4     1.02% / 12    0.55% / 4    0.57% / 12
        50 - 54         1.15% / 4     1.17% / 12    0.70% / 4    0.72% / 12
        55 - 59         1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        60 - 64         1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        65 - 69         1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        70 - 74         0.90% / 4     0.90% / 12    0.55% / 4    0.57% / 12
        75 - 80         0.65% / 4     0.66% / 12    0.40% / 4    0.42% / 12
---------------------- ------------- ------------- ------------ -------------
---------------------- ------------------------------------------------------
Charge Basis                                    GWB
---------------------- ------------------------------------------------------
---------------------- ------------- ------------- ------------ -------------
Charge Frequency        Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 109.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 102. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 102. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 110. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 49        0.85% / 4     0.87% / 12    0.40% / 4    0.42% / 12
        50 - 54        1.00% / 4     1.02% / 12    0.55% / 4    0.57% / 12
        55 - 59        1.45% / 4     1.47% / 12    0.85% / 4    0.87% / 12
        60 - 64        1.45% / 4     1.47% / 12    0.85% / 4    0.87% / 12
        65 - 69        1.20% / 4     1.20% / 12    0.65% / 4    0.66% / 12
        70 - 74        0.75% / 4     0.75% / 12    0.35% / 4    0.36% / 12
        75 - 80        0.55% / 4     0.57% / 12    0.30% / 4    0.30% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 116.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 110. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 110. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 117. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                   Maximum                    Current
---------------------- -------------------------- ---------------------------
---------------------- ------------- ------------ ------------- -------------
Ages    45 - 49         1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        50 - 54         1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        55 - 59         1.35% / 4    1.35% / 12    0.80% / 4     0.81% / 12
        60 - 64         1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        65 - 69         1.60% / 4    1.62% / 12    1.05% / 4     1.05% / 12
        70 - 74         1.00% / 4    1.02% / 12    0.65% / 4     0.66% / 12
        75 - 80         0.75% / 4    0.75% / 12    0.50% / 4     0.51% / 12
---------------------- ------------- ------------ ------------- -------------
---------------------- ------------------------------------------------------
Charge Basis                                    GWB
---------------------- ------------------------------------------------------
---------------------- ------------- ------------ ------------- -------------
Charge Frequency        Quarterly      Monthly     Quarterly      Monthly

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 123.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 117. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 117. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 124. The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                   Maximum                    Current
---------------------- -------------------------- ---------------------------
---------------------- ------------- ------------ ------------- -------------
Ages    45 - 49         1.10% / 4    1.11% / 12    0.65% / 4     0.66% / 12
        50 - 54         1.25% / 4    1.26% / 12    0.80% / 4     0.81% / 12
        55 - 59         1.70% / 4    1.71% / 12    1.10% / 4     1.11% / 12
        60 - 64         1.70% / 4    1.71% / 12    1.10% / 4     1.11% / 12
        65 - 69         1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        70 - 74         1.00% / 4    1.02% / 12    0.60% / 4     0.60% / 12
        75 - 80         0.80% / 4    0.81% / 12    0.55% / 4     0.57% / 12
---------------------- ------------- ------------ ------------- -------------
---------------------- ------------------------------------------------------
Charge Basis                                    GWB
---------------------- ------------------------------------------------------
---------------------- ------------- ------------ ------------- -------------
Charge Frequency        Quarterly    Monthly       Quarterly      Monthly

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 124. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 132.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 124. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 124. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 132.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                   Maximum                    Current
---------------------- -------------------------- ---------------------------
---------------------- ------------- ------------ ------------- -------------
Ages    45 - 85         1.50% / 4    1.50% / 12    0.95% / 4     0.96% / 12
---------------------- ------------- ------------ ------------- -------------
---------------------- ------------------------------------------------------
Charge Basis                                    GWB
---------------------- ------------------------------------------------------
---------------------- ------------- ------------ ------------- -------------
Charge Frequency        Quarterly      Monthly     Quarterly      Monthly

You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 139.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 132. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 132. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 140.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 85        1.70% / 4     1.71% / 12    1.15% / 4    1.17% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 149.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 140. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 140. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 149.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 80        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 159.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 149. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 149. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

NOTE: THE ABOVE SECTION DESCRIBES THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB ONLY. IF YOU PURCHASE THE LIFEGUARD FREEDOM DB, ADDITIONAL CHARGES APPLY FOR THAT BENEFIT. PLEASE SEE "LIFEGUARD FREEDOM DB" UNDER "DEATH BENEFIT CHARGES", BEGINNING ON PAGE 57 FOR DETAILS.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 160.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 80        1.85% / 4     1.86% / 12    1.25% / 4    1.26% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 171.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 160. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 160. Also see
"Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 172.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    55 - 80        1.20% / 4     1.20% / 12    0.65% / 4    0.66% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 172.

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 182.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page
172. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 172. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 183.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    55 - 80        1.50% / 4     1.50% / 12    0.80% / 4    0.81% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 183.

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 195.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 183. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 183. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 196. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    60 - 64        1.30% / 4     1.32% / 12    0.90% / 4    0.90% / 12
        65 - 69        0.85% / 4     0.87% / 12    0.60% / 4    0.60% / 12
        70 - 74        0.60% / 4     0.60% / 12    0.50% / 4    0.51% / 12
        75 - 80        0.50% / 4     0.51% / 12    0.40% / 4    0.42% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

     You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 202.)

     For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

Annual Charge           Maximum       Current
--------------------- ------------- -------------
--------------------- ------------- -------------
Ages    60 - 64          1.30%         0.90%
        65 - 69          0.85%         0.60%
        70 - 74          0.60%         0.50%
        75 - 80          0.50%         0.40%
--------------------- ------------- -------------
--------------------- ---------------------------
Charge Basis             Investment Divisions
--------------------- ---------------------------
--------------------- ---------------------------
Charge Frequency                Daily

     You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 196. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 196. Also see
"Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 203. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    50 - 54        0.85% / 4     0.87% / 12    0.65% / 4    0.66% / 12
        55 - 59        0.65% / 4     0.66% / 12    0.50% / 4    0.51% / 12
        60 - 64        0.50% / 4     0.51% / 12    0.35% / 4    0.36% / 12
        65 - 69        0.35% / 4     0.36% / 12    0.25% / 4    0.27% / 12
        70 - 74        0.30% / 4     0.30% / 12    0.20% / 4    0.21% / 12
        75 - 80        0.20% / 4     0.21% / 12    0.15% / 4    0.15% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

     You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 208.)

     For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

Annual Charge           Maximum       Current
--------------------- ------------- -------------
--------------------- ------------- -------------
Ages    50 - 54          0.85%         0.65%
        55 - 59          0.65%         0.50%
        60 - 64          0.50%         0.35%
        65 - 69          0.35%         0.25%
        70 - 74          0.30%         0.20%
        75 - 80          0.20%         0.15%
--------------------- ------------- -------------
--------------------- ---------------------------
Charge Basis             Investment Divisions
--------------------- ---------------------------
--------------------- ---------------------------
Charge Frequency                Daily

     You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 203. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 203. Also see
"Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 72 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

For Contracts issued ON OR AFTER OCTOBER 6, 2008:

     If you select the 5% ROLL-UP DEATH BENEFIT, you will pay 0.15% of the GMDB Benefit Base for this benefit each Contract Quarter (0.60% ANNUALLY), subject to a maximum quarterly charge of 0.30% (1.20% annually) on new issues. We deduct the charge from your Contract Value. The charge is pro rata deducted over each applicable Investment Division and the Fixed Account. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit. The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see "5% Roll-up Death Benefit" under "Optional Death Benefits", beginning on page 219.

     If you select the 6% ROLL-UP DEATH BENEFIT, you will pay 0.20% of the GMDB Benefit Base for this benefit each Contract Quarter (0.80% ANNUALLY), subject to a maximum quarterly charge of 0.40% (1.60% annually) on new issues. We deduct the charge from your Contract Value. The charge is pro rata deducted over each applicable Investment Division and the Fixed Account. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit. The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see "6% Roll-up Death Benefit" under "Optional Death Benefits", beginning on page 220.

     If you select the HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.075% of the GMDB Benefit Base for this benefit each Contract Quarter (0.30% ANNUALLY), subject to a maximum quarterly charge of 0.15% (0.60% annually) on new issues. We deduct the charge from your Contract Value. The charge is pro rata deducted over each applicable Investment Division and the Fixed Account. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit. The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see "Highest Quarterly Anniversary Value Death Benefit" under "Optional Death Benefits", beginning on page 221.

     If you select the COMBINATION 5% ROLL-UP AND HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.175% of the GMDB Benefit Base for this benefit each Contract Quarter (0.70% ANNUALLY), subject to a maximum quarterly charge of 0.35% (1.40% annually) on new issues. We deduct the charge from your Contract Value. The charge is pro rata deducted over each applicable Investment Division and the Fixed Account. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit. The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see "Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit" under "Optional Death Benefits", beginning on page 221.

     If you select the COMBINATION 6% ROLL-UP AND HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.225% of the GMDB Benefit Base for this benefit each Contract Quarter (0.90% ANNUALLY), subject to a maximum quarterly charge of 0.45% (1.80% annually) on new issues. We deduct the charge from your Contract Value. The charge is pro rata deducted over each applicable Investment Division and the Fixed Account. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit. The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see "Combination 6% Roll-up and Highest Quarterly Anniversary Death Benefit" under "Optional Death Benefits", beginning on page 223.

     If you select the LIFEGUARD FREEDOM DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay two separate charges for the combined benefit. For LifeGuard Freedom DB, you will pay 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% ANNUALLY). THE CHARGE FOR LIFEGUARD FREEDOM DB, WHICH IS BASED ON A PERCENTAGE OF THE GMWB DEATH BENEFIT, IS SEPARATE FROM AND IN ADDITION TO THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB, WHICH IS BASED ON A PERCENTAGE OF THE GUARANTEED WITHDRAWAL BALANCE (GWB) AND PAID EACH CONTRACT QUARTER AT THE RATE OF 0.95% ANNUALLY. For more information about the GMWB Death Benefit, please see "LifeGuard Freedom DB" under "Optional Death Benefits", beginning on page 224. For more information about the charges for LifeGuard Freedom GMWB, please see page 51, and for benefit information, including the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 149.

     We deduct the charge from your Contract Value. The charge is pro rata deducted over each applicable Investment Division and the Fixed Account. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit. The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

For Contracts issued BEFORE OCTOBER 6, 2008:

     If you selected the 5% ROLL-UP DEATH BENEFIT (5% Compounded Death Benefit), you pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     If you selected the 4% ROLL-UP DEATH BENEFIT, you pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     If you selected the HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Maximum Anniversary Value Death Benefit), you pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     If you selected the COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Combination Death Benefit), you pay 0.55% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     If you selected the COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE:
     EFFECTIVE APRIL 30, 2007, THE COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts issued BEFORE AUGUST 18, 2003, for the 5% Compounded Death Benefit and the Maximum Anniversary Value Death Benefit, you pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, and for the Combination Death Benefit, you pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the investment divisions. We stop deducting this charge on the date you annuitize.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (subject to certain exclusions) that are still subject to a withdrawal charge minus earnings during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     * (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     * (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the "Fund Operating Expenses" table beginning on page 19.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.
Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products:


A.G. Edwards & Sons, Inc.
Centaurus Financial, Inc.
Commonwealth Financial Network
FSC Securities Corporation
Hantz Financial Services, Inc.
Intersecurities, Inc.
Invest Financial Corporation
Investment Centers of America, Inc.
Lincoln Financial Securities Corporation
LPL Financial Corporation
National Planning Corporation
Next Financial Group, Inc.
Raymond James & Associates, Inc.
Royal Alliance Associates, Inc.
Securities America, Inc.
SII Investments, Inc.
UBS Financial Services, Inc.
Wachovia Securities LLC
WaMu Investments, Inc.
Woodbury Financial Services, Inc.


Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three-Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

     *    National Planning Corporation,

     *    SII Investments, Inc.,

     *    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     *    Investment Centers of America, Inc., and

     *    Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.


                                    PURCHASES

MINIMUM INITIAL PREMIUM:


     *    $5,000 under most circumstances

     *    $2,000 for a qualified plan Contract

MINIMUM ADDITIONAL PREMIUMS:


     *    $500 for a qualified or non-qualified plan

     *    $50 for an automatic payment plan

     * You can pay additional premiums at any time during the accumulation phase; however, if the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. Similarly, if the Guaranteed Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account and the GMWB Fixed Account.

MAXIMUM PREMIUMS:

     * The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, any GMIB, the GMAB or any GMWB.


PLEASE NOTE THAT ON AND AFTER MAY 16, 2009, WE WILL NO LONGER ACCEPT SUBSEQUENT PREMIUM PAYMENTS FOR CONTRACTS TO WHICH A GMIB ENDORSEMENT IS ATTACHED. THIS SUBSEQUENT PREMIUM LIMITATION DOES NOT APPLY TO CONTRACTS ISSUED IN CONNECTICUT ON OR AFTER OCTOBER 4, 2004, OR TO CONTRACTS ISSUED IN MARYLAND.


ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.

Although more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time. Additionally, you may not CHOOSE to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. For more detailed information regarding LifeGuard Select, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 172. For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 183.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3%, 4% or 5% of your payment, depending upon which Contract Enhancement you have elected. Contract Enhancements are available to Owners 87 years old and younger. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. There is a charge, described above, that is assessed against the Investment Divisions, the Fixed Account and the GMWB Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. We will also impose a Contract Enhancement recapture charge if you


     * make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected),

     *    elect to receive payment under an income option, or

     * return your Contract during the Free Look period. (If you elected the 5% Contract Enhancement and return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code. For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums. (See example 2 in Appendix B for an illustration.) If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract
Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account and the GMWB Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:


     *    death benefits computed on the basis of Contract Value;

     * withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal endorsement, if elected);

     * withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;

     *    if permitted by your state, withdrawals under our:

          *    Terminal Illness Benefit;

          *    Specified Conditions Benefit; or

          *    Extended Care Benefit. (See page 70 below.)

You may NOT elect the 3%, 4% or 5% Contract  Enhancement  endorsements  with the
20%  Additional   Free  Withdrawal   option  or  with  the  Guaranteed   Minimum
Accumulation Benefit.

If you purchased your Contract BETWEEN MARCH 18, 2003 AND JUNE 3, 2003, the 3% and 4% Contract Enhancements were not available and the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, the three, five and seven year Fixed Account Options were not available if the 3% or 4% Contract Enhancement was selected.

If you purchased your Contract BETWEEN JULY 14, 2003 AND AUGUST 17, 2003, the three, five and seven year Fixed Account Options were not available if the 2% Contract Enhancement was selected.

CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that Guarantee Period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson will allocate $6,331 to that Guarantee Period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter Guarantee Periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the Guarantee Period.

If you elect the Guaranteed Minimum Accumulation Benefit, the Capital Protection Program will not be available while the Guaranteed Minimum Accumulation Benefit is in effect. In addition, the Capital Protection Program will not be available if you purchase the LifeGuard Select Guaranteed Minimum Withdrawal Benefit or the LifeGuard Select with Joint Option Guaranteed Minimum Withdrawal Benefit.

If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, the Capital Protection Program was not available.

If you purchased your Contract BETWEEN JULY 14, 2003 AND AUGUST 17, 2003 and you purchased the 2% Contract Enhancement, the Capital Protection Program was not available.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, a Guaranteed Minimum Accumulation Benefit may be available, which permits you to receive a Guaranteed Value (GV)(as defined below) at the end of a Guarantee Period, regardless of your Contract Value. IF YOU ELECT THIS GMAB ENDORSEMENT, NO PREMIUM WILL BE ACCEPTED MORE THAN 90 DAYS AFTER THE ISSUE DATE OF THE CONTRACT WHILE THE GMAB IS IN EFFECT. ALSO, YOU MAY NOT ELECT tHE GMAB IN COMBINATION WITH ANY CONTRACT ENHANCEMENT, GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB). IN ADDITION, THE GMAB CANNOT BE ADDED AFTER A CONTRACT'S ISSUE DATE. Subject to availability, a GMWB may be elected after the GMAB has terminated. The Capital Protection Program is also not available while the GMAB is in effect. We may further limit the availability of this GMAB optional endorsement.

GUARANTEED VALUE. This benefit's GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV at the beginning of your Guarantee Period is your initial premium payment, net of any applicable taxes. If the GMAB is re-elected at the end of a Guarantee Period, the GV is generally your Contract Value at the time the new Guarantee Period begins.

The GV will be increased by any subsequent premium payments, net of any applicable premium taxes (SUBJECT TO A MAXIMUM OF $5 MILLION). (PLEASE SEE EXAMPLE 2 IN APPENDIX D FOR AN ILLUSTRATION.) No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal. This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, THE PARTIAL WITHDRAWAL MAY REDUCE THE GV BY A DOLLAR AMOUNT THAT IS GREATER THAN THE DOLLAR AMOUNT WITHDRAWN. (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.

For purposes of the GMAB charge, the GV in effect on the date the charge is deducted is equal to the GV at the beginning of the Guarantee Period, increased by any subsequent premium payments and decreased by any subsequent partial withdrawals, as described above. For more information regarding the GMAB charge, please see "Guaranteed Minimum Accumulation Benefit Charge" beginning on page 42.

THE GV CAN NEVER BE MORE THAN $5 MILLION.

GUARANTEE PERIOD. The Guarantee Period is the time period at the end of which the GV is guaranteed. The Guarantee Period currently available is ten Contract Years. The Guarantee Period begins on the effective date of the endorsement and ends on the Contract Anniversary corresponding to the end of the Guarantee Period. If you select the GMAB when you purchase your Contract, the effective date is the Contract Issue Date.

REQUIRED ALLOCATION. On the endorsement's effective date, we automatically allocate a certain percentage of your premium (if the GMAB is selected when you purchase your Contract) or your Contract Value (if the GMAB is re-elected after the Contract's Issue Date) to the GMAB Fixed Account. The remaining premium or Contract Value will be allocated to the Fixed Account Options and Investment Divisions based on the current premium allocation you have selected for your Contract.

The required allocation percentage for the GMAB Fixed Account is that which is in effect on the effective date of the Guarantee Period and the same allocation percentage remains in effect for the duration of the Guarantee Period. We anticipate the required allocation percentage of premium or Contract Value to the GMAB Fixed Account will generally range from 15% to 40%. The required allocation percentage may vary, however, from this stated range. Generally, when the interest rate credited to the GMAB Fixed Account is higher, the required allocation to the GMAB Fixed Account will be lower. When the interest rate credited to the GMAB Fixed Account is lower, the required allocation to the GMAB Fixed Account is higher.

The required allocation percentage is declared by the Company in advance and may also vary by state. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared required allocation percentage for your state. Our contact information is on the cover page of this prospectus.

GUARANTEED MINIMUM ACCUMULATION BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, will be allocated to the GMAB Fixed Account in accordance with the required allocation percentage in effect on the effective date of the endorsement. You may not allocate additional monies to this fixed account. The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period. The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period. The interest rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMAB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Guarantee Period. The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the interest rate being credited to you in the GMAB Fixed Account. The current new business interest rate used for this comparison is the interest rate then available on a new Guarantee Period of the same duration, increased by 0.50% per annum. Generally, the Excess Interest Adjustment will increase your GMAB Fixed Account value when current new business rates are lower than the rate then being credited and will decrease your GMAB Fixed Account value when current new business rates are higher than the rate then being credited.

Also, there will be no Excess Interest Adjustment when the current new business interest rate (after the above-mentioned 0.50% increase) is greater than the interest rate you are then being credited by less than 0.50%. This restriction avoids downward adjustments in the GMAB Fixed Account value in situations where the general level of interest rates has declined but the above-mentioned 0.50% increase results in a current new business interest rate that is higher than the rate currently being credited to your GMAB Fixed Account.

There is no Excess Interest Adjustment on: death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; or free withdrawals. In no event will the amount we pay on a total withdrawal from the GMAB Fixed Account be less than the GMAB Fixed Account minimum value.

Quarterly charges deducted across all Fixed Account Options and Investment Divisions are also deducted from the GMAB Fixed Account in accordance with your Contract's provisions. These charges will not reduce the GV. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMAB Fixed Account.

At the end of the Guarantee Period, if the Contract Value is less than the GV, the Company will add additional money to the Contract Value equal to the difference between the GV and the Contract Value. This additional amount will be allocated within the Contract based on the current premium allocation for the Contract. The GMAB will be automatically terminated unless a written request for re-election of the GMAB has been received by our Annuity Service Center in good order within 30 days prior to the Contract Anniversary corresponding to the end of the Guarantee Period. If the GMAB is terminated, the GMAB Fixed Account value will be transferred to the Fixed Account Options and Investment Divisions based on the current premium allocation for the Contract.

RE-ELECTION. The GMAB may not be re-elected if any Owner is older than 80 years on the effective date of re-election or if the GMAB is no longer offered. If the GMAB is re-elected, the Contract Value will be rebalanced to meet the current GMAB Fixed Account allocation requirements. The GV will be re-set to equal the Contract Value adjusted for any applicable Excess Interest Adjustment on amounts transferred from Fixed Account Options and a new Guarantee Period will be established. In determining the GV, a negative Excess Interest Adjustment associated with any transfer from a Fixed Account Option will reduce the GV as well as the Contract VALUE. THE GV CAN NEVER BE MORE THAN $5 MILLION. The required allocation percentage for the GMAB Fixed Account and the GMAB Fixed Account interest rate will be those in effect on the effective date of re-election. The effective date of re-election is the Contract Anniversary corresponding to the end of the previous Guarantee Period.

TRANSFERS. While the GMAB is in effect, transfers between Investment Divisions and Fixed Account Options are still permitted in accordance with your Contract. The Company will automatically transfer amounts to or from the GMAB Fixed Account, as applicable, upon election, re-election, or termination of the GMAB.

Upon re-election, any amount required to be transferred from the Investment Divisions and/or Fixed Account Options to the GMAB Fixed Account will be equal to the required allocation percentage for the GMAB Fixed Account multiplied by the current value of each Investment Division and Fixed Account Option, unless the Owner specifies otherwise. The amount applied to the GMAB Fixed Account on transfers from a Fixed Account Option will be adjusted for any applicable Excess Interest Adjustment under that option. As a result, after the Excess Interest Adjustment, the GMAB Fixed Account value immediately following the transfer may be more or less than the required allocation percentage for the GMAB Fixed Account multiplied by the Contract Value before the Excess Interest Adjustment.

Transfers to or from the GMAB Fixed Account will not count against your Contract's 15 free transfers provision. The Company will not transfer funds in or out of the GMAB Fixed Account during the Guarantee Period. Likewise, you may not elect transfers to or from the GMAB Fixed Account during the Guarantee Period.

SUBSEQUENT PREMIUMS. If the GMAB is elected on the Contract's Issue Date, all premium received within 90 days of the Issue Date will be subject to the required allocation percentage for the GMAB Fixed Account determined at issue. All allocations to the GMAB Fixed Account will be added to the same GMAB Fixed Account. In other words, only one GMAB Fixed Account will exist on a single Contract at a time. As a result, these subsequent allocations will have the same credited rate and period ending date as the initial Premium. Interest credited in the GMAB Fixed Account on subsequent Premiums is credited daily from the date of receipt.

The GV will be increased by any subsequent premium payments, net of any applicable premium taxes (subject to a maximum of $5 million). (Please see example 2 in Appendix D for an illustration.)

No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

PARTIAL WITHDRAWALS. Unless you specify otherwise, partial withdrawals (including applicable charges and adjustments) will be taken proportionately from the GMAB Fixed Account, Fixed Account Options and Investment Divisions. The percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Withdrawal Charges and Excess Interest Adjustments may apply to withdrawals.

Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal. This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, THE PARTIAL WITHDRAWAL MAY REDUCE THE GV BY A DOLLAR AMOUNT THAT IS GREATER THAN THE DOLLAR AMOUNT WITHDRAWN. (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.

While the GMAB is in effect, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account.

SPOUSAL CONTINUATION. If any Owner dies before a Contract with the GMAB is annuitized, the Contract's death benefit is still payable; however, the GMAB terminates without value. Alternatively, the Contract allows a Beneficiary who is a deceased Owner's spouse to continue the Contract, retaining all rights previously held by the Owner. If the spouse continues the Contract and the GMAB endorsement applies to the Contract, the GMAB will continue and no adjustment will be made to the GV at the time of continuation. The Guarantee Period will continue to be based on the original effective date or re-election date, as applicable. Contract Years and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. The spouse may elect to terminate the GMAB upon written request in good order on or after the seventh Contract Anniversary.

TERMINATION. The GMAB endorsement terminates subject to a prorated GMAB charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges plus or minus any Excess Interest Adjustments and not the GV you would have received under the GMAB at the end of the Guarantee Period. The GMAB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); the date the Contract Value equals zero; the date our Service Center receives a written request in good order from you to terminate the GMAB on or after the seventh Contract Anniversary; or at the end of the Guarantee Period, unless the GMAB is re-elected by you.

Upon termination of the GMAB either at the end of the Guarantee Period or at the time of your request on or after the seventh Contract Anniversary, the GMAB Fixed Account value (adjusted for any applicable Excess Interest Adjustment) will be transferred to the Fixed Account Options and Investment Divisions based on the current premium allocation for the Contract.

CONTRACT VALUE IS ZERO. If, while the GMAB is in effect, your Contract Value is reduced to zero as the result of the deduction of contract charges, the GV will be paid automatically to you and the GMAB will terminate. In addition, all other rights under your Contract cease, as your Contract and all other optional endorsements will terminate without value. The GV will be paid in a lump sum within 60 days after the termination date.

ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

     * determining the total amount of assets held in the particular Investment Division;

     * subtracting any asset-based charges and taxes chargeable under the Contract; and

     *    dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the applicable Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:


     *    limiting the number of transfers over a period of time;

     *    requiring a minimum time period between each transfer;

     * limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     *    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our  policies  and  procedures  do not  apply  to the  money  market  Investment
Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     *    by making either a partial or complete withdrawal,

     *    by electing the Systematic Withdrawal Program,

     *    by electing a Guaranteed Minimum Withdrawal Benefit, or

     *    by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 38.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions, Fixed Account Options, GMAB Fixed Account and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value. If you are specific in your withdrawal request, please know that, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Similarly, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. If your Contract contains the GMAB, LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the Fixed Account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMAB Fixed Account or the GMWB Fixed Account. If you wish your systematic withdrawal to include amounts allocated to the GMAB Fixed Account or the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the Fixed Account, including the GMAB Fixed Account) based on their respective values in relation to the Contract Value.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 236.

WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions, the Fixed Account and the GMWB Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:


     * TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

     * SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

          *    Heart attack

          *    Stroke

          *    Coronary artery surgery

          *    Life-threatening cancer

          *    Renal failure or

          *    Alzheimer's disease; and

     * EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a three-year withdrawal period with withdrawal charges in contribution years one through three of 7.5%, 6.5% and 5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three-Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect the Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions.

The charges for the Five-Year or Three-Year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). In the case of some surrenders in the third Contract year, the Five-Year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.

If you purchased your Contract BETWEEN MARCH 18, 2003 AND AUGUST 17, 2003, the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

If you purchased your Contract PRIOR TO MAY 1, 2006, the Five-Year Withdrawal Charge Period option could not be elected with the Three-Year Withdrawal Charge Period option.

20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of premiums that are subject to a withdrawal charge (subject to certain exclusions), minus earnings, during a Contract Year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. THIS ENDORSEMENT WILL REPLACE THE 10% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT. The 20% Additional Free Withdrawal endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Additional Free Withdrawal endorsement provides extra liquidity in any market environment but, when it is elected in combination with any GMWB, taking full advantage of the endorsement may have an adverse effect on the GMWB if the withdrawal exceeds the GAWA, as a withdrawal in excess of the GAWA may always reduce the GAWA and potentially limit the benefits available. IN FACT, ANY TIME YOU USE THE 20% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3%, 4% or 5% Contract Enhancement endorsements or if, PRIOR TO MAY 1, 2006, you elected the Three-Year Withdrawal Charge Period option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up and the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up are available only to spouses and differ from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option and the For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up without the Joint Option (which are available to spouses and unrelated parties) and enjoy the following advantages:


     * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" subsection beginning on page 160 and the "Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" subsection beginning on page 183.)

     * If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 95 under a non-qualified Contract (age 90, unless otherwise approved by the Company, if your Contract was issued BEFORE APRIL 6, 2009), or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 238 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:


     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:


     * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:


     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:


     *    the GAWA prior to the partial withdrawal, or

     *    the GWB after the partial withdrawal,

                                       - or -

     For Contracts to which this endorsement was added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

     For Contracts to which is endorsement was added BEFORE MAY 2, 2005, 7% of the greater of:

     1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     2.   the GWB after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts to which the 7% GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the
Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distribution (RMD) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

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REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

--------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    7% of the new GWB; OR

     *    The GAWA before the Step-Up.
--- ---- -----------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

     * For Contracts to which the 7% GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

CONVERSION. You may convert this 7% GMWB to the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) Conversion to AutoGuard 5 is allowed only if this 7% GMWB was added to your Contract before September 6, 2005; conversion to AutoGuard 6 is allowed only if this 7% GMWB was added to your Contract before April 30, 2007. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 7% GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 7% GMWB. Converting to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for annual Step-Ups of the GWB for a period of no less than 12 years rather than Step-Ups every five years. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit. You will also be receiving a lower GAWA percentage of 5% for AutoGuard 5, or 6% for AutoGuard 6, instead of the current 7% you are receiving under your 7% GMWB, and this may result in a consistently lower GAWA if the GWB does not increase upon the Step-Ups.

Converting your 7% GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. You may also be receiving a lower GAWA percentage under LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option instead of the current 7% you are receiving under your 7% GMWB. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option.

Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP ("SAFEGUARD MAX"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

     o    The Owner's (or any joint Owner's death;

     OR

     o    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

          The GWB is the guaranteed amount available for future periodic withdrawals.

     PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
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Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death,  this GMWB might be continued by a spousal
Beneficiary. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
      0 - 74                  7%
     75 - 79                  8%
     80 - 84                  9%
       85+                    10%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA is recalculated, equaling the lesser of:

     *    The GAWA before the withdrawal; OR

     *    The GWB after the withdrawal.
---- -- ----------------------------------------------------------

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

          The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     *    The GAWA before the withdrawal; OR

     *    The GWB after the withdrawal; OR

     * The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.
---- -- ----------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

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RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premiumnet of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--- -- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

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WITH A STEP-UP -

     The GWB equals Contract Value (subject to a $5 million maximum).

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
--- -- ---------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA is recalculated, equaling the lesser of:

     *    THE GAWA BEFORE THE PAYMENT; OR

     *    The GWB after the payment.

--- -- ------------------------------------------------------------

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above
(Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 236.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

          In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     *    The first date both the GWB and the Contract Value equals zero; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT
(GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:


     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:


     * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:


     *    the  GAWA  prior  to  the  partial  withdrawal  reduced  in  the  same
          proportion   that  the  Contract   Value  is  reduced  by  the  Excess
          Withdrawal, or

     *    the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:


     *    the total amount of the current partial withdrawal, or

     * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:


     * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:


     *    the GAWA prior to the partial withdrawal, or

     *    the GWB after the partial withdrawal, or

     * 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

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REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2007  and  2008  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


STEP-UP. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the
greater  of  5%  of  the  new  GWB  or  GAWA  before  step-up.   Step-Ups  occur
automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

CONVERSION. You may convert this 5% GMWB With Annual Step-Up to the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied
Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up. Converting to AutoGuard 6 may be advantageous if you desire a higher GAWA percentage of 6%, which is allowed under AutoGuard 6, as opposed to your current GAWA percentage of 5%. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.
Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 6% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT
(GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:


     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:


     * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:


     *    the  GAWA  prior  to  the  partial  withdrawal  reduced  in  the  same
          proportion   that  the  Contract   Value  is  reduced  by  the  Excess
          Withdrawal, or

     *    the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:


     *    the total amount of the current partial withdrawal, or

     * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:


     * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:


     *    the GAWA prior to the partial withdrawal, or

     *    the GWB after the partial withdrawal, or

     * 6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

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REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2007  and  2008  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 6% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


STEP-UP. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the
greater  of  6%  of  the  new  GWB  or  GAWA  before  step-up.   Step-Ups  occur
automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

CONVERSION. You may convert this 6% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 6% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied
Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 6% GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up. Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 6% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue
Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:


     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:


     * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:


     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:


     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal; or

     * 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description.

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REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2007  and  2008  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

CONVERSION. You may convert this 5% GMWB Without Step-Up to the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (SafeGuard Max); the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% GMWB WITHOUT STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up. Converting your 5% GMWB Without Step-Up to SafeGuard Max may be advantageous if you desire the potential for Step-Ups of the GWB every five years. Step-Ups are not automatic and must be elected by you. Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving a higher GAWA percentage of at least 7% for SafeGuard Max, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.
Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint owners that are spouses, as described below.

          For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
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PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- ---- --------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

     *    The greater of 5% of the GWB after the withdrawal, or zero.
---- ---- --------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

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RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM  PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premiumnet of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

     *    5% of the premium net of any applicable premium taxes; OR

     *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--- -- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

-------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    5% of the new GWB; OR

     *    The GAWA before the Step-Up.
- --- -------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

          The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- ------------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 236.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

CONVERSION. You may convert this 5% for Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% FOR LIFE GMWB WITH ANNUAL Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Annual Step-Up. Converting your 5% for Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Annual Step-Up. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday). If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          If this GMWB was added to your Contract PRIOR TO DECEMBER 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- --- ---------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT ON OR AFTER DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

          o    The GWB after the withdrawal.
---- -- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT BEFORE DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

     *    The greater of 5% of the GWB after the withdrawal, or zero.

---- -- ----------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM  PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premiumnet of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

     *    5% of the premium net of any applicable premium taxes; OR

     *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

--------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    5% of the new GWB; OR

     *    The GAWA before the Step-Up.
--------------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- -----------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 236.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30,
2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     * The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------

CONVERSION. You may convert this 5% for Life GMWB With Bonus and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. Depending on the age at which you convert, the charge of LifeGuard Freedom GMWB may be higher than that currently charged for this 5% for Life GMWB With Bonus and Annual Step-Up. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up. Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 60 (attained age 65 if this GMWB was added to your Contract PRIOR TO DECEMBER 3, 2007) under your 5% for Life GMWB With Bonus and Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion. Conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. Depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom GMWB. And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
--- --- ----------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

     *    The greater of 5% of the GWB after the withdrawal, or zero.
--- -- -----------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

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RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

     *    5% of the premium net of any applicable premium taxes; OR

     *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
---------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

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WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    5% of the new GWB; OR

     *    The GAWA before the Step-Up.
--------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- -----------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:


     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * The Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

*    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

* Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 236.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

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The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
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     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 5% of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
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CONVERSION. You may convert this 5% for Life GMWB With Bonus and Five-Year Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom
GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Five-Year Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Five-Year Step-Up. Converting your 5% for Life GMWB With Bonus and Five-Year Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Bonus and Five-Year Step-Up. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Five-Year Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEE.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual
Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
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PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- --- ---------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * 5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     *    The greater of 5% of the GWB after the withdrawal, or zero.
---- --- ---------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

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RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premiumnet of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

     *    5% of the premium net of any applicable premium taxes; OR

     *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
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We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

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WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    5% of the new GWB; OR

     *    The GAWA before the Step-Up.
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Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 117 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- -----------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:


     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          *    Step-Ups   will  continue   automatically   or  as  permitted  in
               accordance with the above rules for Step-Ups.

          * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 236.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

     * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

CONVERSION. You may convert this Joint 5% for Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint 5% for Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint 5% for Life GMWB With Annual Step-Up. Converting your Joint 5% for Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your Joint 5% for Life GMWB With Annual Step-Up. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint 5% for Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLES 9 AND 10 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual
Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
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PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value from the GWB when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.

---- --- ---------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * 5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     *    The greater of 5% of the GWB after the withdrawal, or zero.
---- --- ---------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

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RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

     *    5% of the premium net of any applicable premium taxes; OR

     *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
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We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

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WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    5% of the new GWB; OR

     *    The GAWA before the Step-Up.
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The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 124 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

--- -- -----------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:


     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          * The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise the above rules for Step-Up apply.

          * Bonuses will continue to apply according to the rules below for Bonuses.

          * Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 236.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

     * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

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The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
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     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          *    All  withdrawals  count,   including:   systematic   withdrawals;
               withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 5% of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
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CONVERSION. You may convert this Joint 5% for Life GMWB With Bonus and Five-Year Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up. Converting your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

     The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

     For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

     The For Life Guarantee becomes effective when this GMWB is added to the Contract.

     So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.
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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
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Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 59                  4%
     60 - 74                  5%
     75 - 84                  6%
       85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- -- ----------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT ON OR AFTER DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

          o    The GWB after the withdrawal.
---- -- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:


     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT BEFORE DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

     *    The GAWA percentage multiplied by the GWB after the withdrawal.
---- -- ----------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

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RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM  PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premiumnet of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--- -- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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WITH A STEP-UP -

     The GWB equals Contract Value (subject to a $5 million maximum).

     If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.

     * If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

     * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
--- -- ---------------------------------------------------------------------

PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:


     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

          * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 236.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

CONVERSION. You may convert this For Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied
Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of LifeGuard Freedom GMWB will the same as that currently charged for this For Life GMWB With Annual Step-Up. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up. Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. In addition, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

JOINT  FOR LIFE  GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT  WITH  ANNUAL  STEP-UP
("LIFEGUARD  ASCENT  WITH  JOINT  OPTION").  THE  DESCRIPTION  OF  THIS  GMWB IS
SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.
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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
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Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 59                  4%
     60 - 74                  5%
     75 - 84                  6%
       85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- -- ----------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT ON OR AFTER DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

          o    The GWB after the withdrawal.
---- -- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT BEFORE DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

     *    The GAWA percentage multiplied by the GWB after the withdrawal.
---- -- ----------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

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RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM  PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premiumnet of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
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We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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WITH A STEP-UP -

     The GWB equals Contract Value (subject to a $5 million maximum).

     If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.

     * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
--- -- ---------------------------------------------------------------------

PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the
information   beginning  on  page  140  regarding  the  required  ownership  and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT, AT LEAST ONE COVERED LIFE REMAINS ALIVE AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- -----------------------------------------------------------

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:


     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          *    Step-Ups   will  continue   automatically   or  as  permitted  in
               accordance with the above rules for Step-Ups.

          * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

          * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

          * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 236.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

CONVERSION. You may convert this Joint For Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up. Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS
SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:


     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

          For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
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Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

IF THIS GMWB WAS ADDED TO YOUR CONTRACT ON OR AFTER JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 62                  4%
     63 - 74                  5%
     75 - 80                  6%
       81+                    7%

IF THIS GMWB WAS ADDED TO YOUR CONTRACT BEFORE JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 74                  5%
     75 - 80                  6%
       81+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- -- ----------------------------------------------------------

The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

          o    The GWB after the withdrawal.
---- -- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

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RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, OR

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--- -- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.

     * If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

     * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

     For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
---- -- --------------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER  OCTOBER 6, 2008,  PLEASE
NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND HIGHEST QUARTERLY CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE HIGHEST QUARTERLY CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY (11TH CONTRACT ANNIVERSARY IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT BEFORE JANUARY 12, 2009) FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:


     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          *    The GWB adjustment provision is void.

          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

          * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 236.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

          In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The box below has more information about the bonus, including:


     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

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The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
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     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. CONVERSELY, ANY WITHDRAWAL, INCLUDING BUT NOT LIMITED TO SYSTEMATIC WITHDRAWALS AND REQUIRED MINIMUM DISTRIBUTIONS, TAKEN IN A CONTRACT YEAR DURING THE BONUS PERIOD CAUSES THE BONUS NOT TO BE APPLIED.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract ON OR AFTER OCTOBER 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

     *    The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, there is no provision allowing the Bonus Period to restart.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
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CONVERSION. You may convert this For Life GMWB With Bonus and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). In addition, if this GMWB was added to your Contract BEFORE OCTOBER 6, 2008, you may convert this For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) to the newest version of this same LifeGuard Freedom GMWB, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB will be the same as that currently charged for this For Life GMWB With Bonus and Annual Step-Up. However, the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP and the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus and Annual Step-Up. Converting your For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB or to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to potentially reset the bonus provision upon Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the Owner (or oldest Owner if joint Owners under LifeGuard Freedom GMWB; or youngest Covered Life under LifeGuard Freedom GMWB with Joint Option) at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

Please note that LifeGuard Freedom DB may be available upon conversion from the earlier version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 10 FOR THE FOR LIFE GUARANTEES AND EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
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Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

IF THIS GMWB WAS ADDED TO YOUR CONTRACT ON OR AFTER JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 62                  4%
     63 - 74                  5%
     75 - 80                  6%
       81+                    7%

IF THIS GMWB WAS ADDED TO YOUR CONTRACT BEFORE JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 74                  5%
     75 - 80                  6%
       81+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- -- ----------------------------------------------------------

The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

          o    The GWB after the withdrawal.
---- -- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

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RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, OR

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premiumnet of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.

     * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

     For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
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The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:


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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER  OCTOBER 6, 2008,  PLEASE
NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND HIGHEST QUARTERLY CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE HIGHEST QUARTERLY CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY (11TH CONTRACT ANNIVERSARY IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT BEFORE JANUARY 12, 2009) FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the
information   beginning  on  page  160  regarding  the  required  ownership  and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:


     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          * If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

               If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

          * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

          * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 236.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

          In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The box below has more information about the bonus, including:


     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

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The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
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     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. CONVERSELY, ANY WITHDRAWAL, INCLUDING BUT NOT LIMITED TO SYSTEMATIC WITHDRAWALS AND REQUIRED MINIMUM DISTRIBUTIONS, TAKEN IN A CONTRACT YEAR DURING THE BONUS PERIOD CAUSES THE BONUS NOT TO BE APPLIED.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract ON OR AFTER OCTOBER 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

     *    The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

     *    The date Contract Value is zero.

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, there is no provision allowing the Bonus Period to restart.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
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CONVERSION. If this GMWB was added to your Contract BEFORE OCTOBER 6, 2008, you may convert this Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option) to the newest version of this same LifeGuard Freedom GMWB with Joint Option, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEWER VERSION OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE THE SAME AS THAT CURRENTLY CHARGED FOR THIS JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP. However, the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus and Annual Step-Up. Converting your Joint For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to potentially reset the bonus provision upon annual Step-Ups of the GWB over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the youngest Covered Life at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT").

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

          For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          The For Life Guarantee becomes effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

     OR

     * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB depends on when this GMWB is added to the Contract (as explained below).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT
(GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity
- to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.
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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
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Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB may be continued by a spousal Beneficiary without the For Life
Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     55 - 74                  5%
     75 - 84                  6%
       85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- ---- --------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), OR

          o    The GWB after the withdrawal.

---- -- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

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RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, OR

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--- -- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

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WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
---- -- --------------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.20%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

Partial withdrawals will affect the GMWB death benefit as follows:

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GMWB death benefit is equal to the greater of:

     *    The GMWB death benefit before the withdrawal less the withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GMWB death benefit is equal to the greater of:

     * The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For  an   example   of  how  this   Transfer   of  Assets   provision   and  the
non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800
[($91,560 - $0 -  0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic
Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:


     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * The GMWB death benefit is void and will not be included in the continuation adjustment.

          *    The GWB adjustment provision is void.

          *    The Bonus provision is void.

          * Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

          * The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the duration since the effective date of the GMWB endorsement.

          * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

          * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

          * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

          *    The  GMWB  Fixed  Account  value  will  be   transferred  to  the
               Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 236.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


     * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

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The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
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     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

     *    The date the Contract Value is zero.

          * The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

This GWB Bonus  provision is terminated  when this GMWB is terminated or if this
GMWB  is  continued  through  Spousal  continuation  of  a  Contract;   Contract
Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.
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CONVERSION. You may convert this For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Converting your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for re-determination of the GAWA% and desire to remove the Control of Assets provision. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. You will also forego the GMWB Death Benefit included in your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Further, LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option are irrevocable. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION").

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:


     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

     OR

     * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB depends on when this GMWB is added to the Contract (as explained below).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is NOT available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.
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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
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Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     55 - 74                  5%
     75 - 84                  6%
       85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- ---- --------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), OR

          o    The GWB after the withdrawal.
---- -- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, OR

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--- -- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
---- -- --------------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

Partial withdrawals will affect the GMWB death benefit as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GMWB death benefit is equal to the greater of:

     *    The GMWB death benefit before the withdrawal less the withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GMWB death benefit is equal to the greater of:

     * The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For  an   example   of  how  this   Transfer   of  Assets   provision   and  the
non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800
[($91,560 - $0 -  0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic
Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:


     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          * For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.

               If the surviving spouse it not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

          * If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

               If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

          * For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above. The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.

               If the surviving spouse it not a Covered Life, the Bonus provision is null and void.

          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

          * The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the youngest Covered Life's attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

          * If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age.

          * If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

          * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.

     *    Continue  the  Contract   WITHOUT  this  GMWB  (GMWB  is  terminated).
          Thereafter, no GMWB charge will be assessed.

          * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

          *    The  GMWB  Fixed  Account  value  will  be   transferred  to  the
               Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 236.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


     * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

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The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
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     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

     *    The date the Contract Value is zero.

          * The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life. If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.
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CONVERSION. You may convert this Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS JOINT FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Converting your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for re-determination of the GAWA% and desire to remove the Control of Assets provision. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. You will also forego the GMWB Death Benefit included in your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Further, LifeGuard Freedom GMWB with Joint Option is irrevocable. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5"). THE EXAMPLES IN APPENDIX E SUPPLEMENT THE DESCRIPTION OF THIS GMWB.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


     *    The Owner's life (the "For Life Guarantee");

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

          The GWB is the guaranteed amount available for future periodic withdrawals.

     * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA AND RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS VALID; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
--- -- ----------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA and RMD, as applicable. You may withdraw the greater of the GAWA and RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA and RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA and RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA and RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA AND RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

     * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated BECAUSE THE FOR LIFE GUARANTEE IS INVALIDATED, equaling the lesser of:

     *    The GAWA before the withdrawal;

     *    The GWB after the withdrawal; OR

     * 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.
--- -- ----------------------------------------------------------

IF YOU EXCEED THE GAWA, OR FOR CERTAIN TAX-QUALIFIED CONTRACTS ONLY, THE RMD (IF GREATER THAN THE GAWA), ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.


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RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

     *    5% of the premium net of any applicable premium taxes; OR

     *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS hit.
--- -- ----------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

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WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    5% of the new GWB; OR

     *    The GAWA before the Step-Up.
--- -- ----------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

     * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

     * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS valid; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.
----- -- ---------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:


     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 236.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

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The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 5% of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
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CONVERSION. You may convert this 5% for Life GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% FOR LIFE GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB. Converting your 5% for Life GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the Owner (or oldest Owner if joint Owners under LifeGuard Freedom GMWB; or youngest Covered Life under LifeGuard Freedom GMWB with Joint Option) at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% for Life GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4"). THE EXAMPLES IN APPENDIX E SUPPLEMENT THE DESCRIPTION OF THIS GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


     *    The Owner's life (the "For Life Guarantee");

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 4% of the GWB.
--------------------------------------------------------------------

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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA equals 4% of the GWB.
--------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GAWA -

     The GWB is  recalculated,  equaling  the  greater  of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS VALID; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- --- ---------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GAWA -

     The GWB is recalculated, equaling the lesser of:

          * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

          * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated BECAUSE THE FOR LIFE GUARANTEE IS INVALIDATED, equaling the lesser of:

          *    The GAWA before the withdrawal;

          *    The GWB after the withdrawal; OR

          * 4% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.
---- --- ---------------------------------------------------------

IF YOU EXCEED THE GAWA ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 236.

PREMIUMS.

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WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

          *    4% of the premium net of any applicable premium taxes; OR

          *    4% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
---- -- ----------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

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WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

          *    4% of the new GWB; OR

          *    The GAWA before the Step-Up.
---- -- ----------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.


          * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

          *    For  Contracts  to which this GMWB was added  BEFORE  JANUARY 17,
               2006,   Step-Ups  are  only  allowed  during  the  30-day  period
               following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greaterof:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO  LONG  AS THE  FOR  LIFE  GUARANTEE  IS  VALID;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.
---- --- ---------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 236.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 71 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------

The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the "Bonus Base"), as described immediately below.

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 5% of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.

THERE ARE EXAMPLES ILLUSTRATING THE BONUS, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, WITH THE 5% FOR LIFE GMWB. THESE EXAMPLES ARE IN THE APPENDICES.
--------------------------------------------------------------------------------

CONVERSION. You may convert this 4% for Life GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 4% for Life GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 4% FOR LIFE GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 4% for Life GMWB. Converting your 4% for Life GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. You may also increase your GAWA percentage. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your 4% for Life GMWB.

Finally, the new GWB upon any conversion of your 4% for Life GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX E.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix E illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

If your Contract contains the GMAB, LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account and GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account and the GMWB Fixed Account. Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Similarly, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:


     * the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     * under applicable SEC rules, trading on the New York Stock Exchange is restricted;

     * under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

     *    the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the GMWB Fixed Account for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 95th birthday under a non-qualified Contract (90th birthday, unless otherwise approved by the Company, if your Contract was issued BEFORE APRIL 6, 2009), or by such earlier date as required by the applicable qualified plan, law or regulation. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:


     * the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

     * the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

     *    which income option you select; and

     * the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant; however, the assumed investment rate is 3% for all options on Contracts issued ON OR AFTER OCTOBER 4, 2004. State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

If the assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if a 3% assumed net investment rate applies instead of a 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

FUTUREGUARD GUARANTEED MINIMUM INCOME BENEFIT.


PLEASE NOTE: EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT. IN ADDITION, ON AND AFTER MAY 16, 2009, WE WILL NO LONGER ACCEPT SUBSEQUENT PREMIUM PAYMENTS FOR CONTRACTS TO WHICH THIS GUARANTEED
MINIMUM INCOME BENEFIT ENDORSEMENT IS ATTACHED. THIS SUBSEQUENT PREMIUM LIMITATION DOES NOT APPLY TO CONTRACTS ISSUED IN CONNECTICUT ON OR AFTER OCTOBER 4, 2004, OR TO CONTRACTS ISSUED IN MARYLAND.


This optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

     *    you elect it prior to your Contract's Issue Date;

     *    the Annuitant is not older than age 75 on the Issue Date; and

     * you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

     *    the Income Date (if prior to the effective date of this GMIB);

     * the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

     *    the date you make a total withdrawal from the Contract;

     * upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

     *    if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, this GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only types of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base for this GMIB is the GREATER OF (A) OR (B), WHERE:

(A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

     *    all premiums you have paid (net of any applicable premium taxes); PLUS

     * any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

     *    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  Excess   Interest   Adjustments   to  those
          withdrawals);

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

For Contracts issued BEFORE MAY 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.

For Contracts issued BEFORE MAY 3, 2004, the annual interest rate is 6%.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up
Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example, the calculations for a Contract issued with an initial Premium payment of $10,000, this Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. (If your
Contract was issued BEFORE MAY 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.) These examples do not take into account taxes.

For Contracts issued BEFORE MAY 2, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.

AND (B) IS THE GREATEST CONTRACT ANNIVERSARY VALUE COMPONENT AND IS EQUAL TO:

     * the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

     * an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

     * any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

     * any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

     *    any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

     * 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); MINUS

     * any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For Contracts issued BEFORE MAY 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

YOU MAY NOT ELECT BOTH A GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH A GMIB. YOU MAY ALSO NOT ELECT BOTH A GMIB AND GMAB.

FUTUREGUARD 6 GUARANTEED MINIMUM INCOME BENEFIT.


PLEASE NOTE: EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT. IN ADDITION, ON AND AFTER MAY 16, 2009, WE WILL NO LONGER ACCEPT SUBSEQUENT PREMIUM PAYMENTS FOR CONTRACTS TO WHICH THIS GUARANTEED
MINIMUM INCOME BENEFIT ENDORSEMENT IS ATTACHED. THIS SUBSEQUENT PREMIUM LIMITATION DOES NOT APPLY TO CONTRACTS ISSUED IN CONNECTICUT ON OR AFTER OCTOBER 4, 2004, OR TO CONTRACTS ISSUED IN MARYLAND.


This Guaranteed Minimum Income Benefit is designed to provide a guaranteed minimum level of future income regardless of the investment performance of the underlying investment options. The benefit requires annuitization to provide guaranteed income in the future. For those investors who are wishing to have current income, this benefit allows them to withdraw a minimum amount and still have guaranteed income in the future. THE FOLLOWING DESCRIPTION OF THIS GUARANTEED MINIMUM INCOME BENEFIT IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX G.

This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

     *    you elect it prior to your Contract's Issue Date;

     *    the Annuitant is not older than age 75 on the Issue Date; and

     * you exercise it on or within 30 calendar days of any Contract Anniversary that is at least 10 years later than the most recent "Step-Up Date" (described below) but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

     *    the Income Date (if prior to the effective date of this GMIB);

     * the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

     *    the date you make a total withdrawal from the Contract;

     * upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

     *    if the Owner is not a natural person, upon the death of the Annuitant.

This GMIB can only be elected at the time you purchase your Contract. Once elected, this GMIB cannot be terminated in any way other than described above while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only types of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After any Contract Anniversary that is at least 10 years later than the most recent "Step-Up Date" (described below), the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base for this GMIB is the GREATER OF (A) OR (B), WHERE:

(A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

     *    the Step-Up Value on the most recent Step-Up Date; PLUS

     * any premiums you have paid (net of any applicable premium taxes) subsequent to that Step-Up Date; PLUS

     * any Contract Enhancements (which are credited only in the first Contract Year) subsequent to the Step-Up Date; MINUS

     *    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  Excess   Interest   Adjustments   to  those
          withdrawals) subsequent to that Step-Up Date;

compounded at an annual interest rate of 6% from the most recent Step-Up Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial Premium paid (net of any applicable premium taxes and Sales Charges) plus any Contract Enhancement credited. After issue, the Step-Up Date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

Electing to step-up the Roll-Up Component is optional; however, ELECTING TO STEP-UP MEANS THAT YOU CANNOT ANNUITIZE UNDER THIS GMIB FOR ANOTHER 10 YEARS (FROM THE NEWLY DETERMINED STEP-UP DATE). A written request for step-up must be received in Good Order by the Service Center within 30 days prior to the Contract Anniversary. The latest available Step-Up Date will be the Contract Anniversary on or immediately following the Annuitant's 75th birthday.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up
Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

AND (B) IS THE GREATEST CONTRACT ANNIVERSARY VALUE COMPONENT AND IS EQUAL TO:

     * the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

     * an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

     * any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

     *    any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

For Contracts issued with this benefit BEFORE OCTOBER 6, 2008, neither component of the GMIB Benefit Base will ever exceed the cap of:

     * 300% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); MINUS

     * any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For Contracts issued with this benefit ON OR AFTER OCTOBER 6, 2008, there is no cap on either component of the GMIB Benefit Base.

If the Contract Value falls to zero while this GMIB is in effect, then:

     * Annuitization under this GMIB will be automatically exercised IF, in each Contract Year since the Issue Date, all withdrawals taken during the Contract Year have either been verified to be RMDs or, in total (including any applicable charges and adjustments), have not exceeded 6% of the Roll-Up Component as of the previous Contract Anniversary.

     * A notice of the annuitization will be sent to the Owner within 10 calendar days, and the Owner will have 30 days from the date the Contract Value falls to zero to choose an income option and a payment frequency. The Contract will remain active during this 30-day period. If no choice is made by the end of the 30-day period, the Owner will receive monthly payments based on a life annuity with 10 years certain (joint life annuity with 10 years certain if Joint Annuitants).

     *    OTHERWISE, the GMIB terminates without value.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

YOU MAY NOT ELECT BOTH A GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH A GMIB. YOU MAY ALSO NOT ELECT BOTH A GMIB AND GMAB.

                                  DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. With the exception of LifeGuard Freedom DB, which may be selected after the Contract has been issued but only in conjunction with the purchase of the LifeGuard Freedom GMWB, the optional death benefits are only available upon application or upon conversion (if conversion is permitted). In addition, once an optional death benefit is chosen, it cannot be canceled except upon conversion, (if conversion is permitted).

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

     * your Contract Value on the date we receive all required documentation from your Beneficiary; or

     * the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

EARNINGS PROTECTION BENEFIT ("EARNINGSMAX"). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn). If the earnings amount is negative, I.E., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" beginning on page 236). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

     *    if your Contract is in the income phase at the time of your death;

     *    if there are no earnings in your Contract; or

     * if your spouse exercises the Special Spousal Continuation Option (described below) and either

          *    is age 76 or older at the Continuation Date or

          *    elects to discontinue the Earnings Protection Benefit.

The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Except for LifeGuard Freedom DB, all optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract. The older you are at the time of selection, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

DEPENDING  ON  WHEN  AND IN  WHAT  STATE  YOU  APPLIED  FOR  THE  CONTRACT:  THE
AVAILABILITY OF AN OPTIONAL DEATH BENEFIT MAY HAVE BEEN DIFFERENT; HOW AN OPTIONAL DEATH BENEFIT IS CALCULATED VARIES; AND WE MAY HAVE REFERRED TO AN OPTIONAL DEATH BENEFIT BY A DIFFERENT NAME - ALL AS NOTED BELOW.

For purposes of these optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" or "Highest Quarterly Anniversary Value" component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals. For Contracts issued BEFORE OCTOBER 4, 2004, your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued BEFORE OCTOBER 4, 2004, certain withdrawal adjustments are instead equal to the dollar amount of your withdrawals. Please see the calculations for the optional death benefits purchased before May 2, 2005, beginning on page 231, for more information.

FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS ON AND AFTER OCTOBER 6, 2008. For purposes of these calculations, with the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

5%  ROLL-UP  DEATH  BENEFIT,   changes  your  basic  death  benefit  during  the
accumulation phase of your Contract to the greatest of:

     (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

     (b) total Net Premiums since your Contract was issued; or (c) your GMDB Benefit Base.

          The GMDB Benefit Base for the 5% Roll-up Death Benefit will be determined as of the end of any business day and is equal to:

          *    The Step-Up Value on the most recent Step-Up Date,

          * Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,

          * Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value,

compounded at an annual interest rate of 5% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement's effective date. The interest rate is 3% per annum for all ages IN WASHINGTON STATE.


     If this endorsement was added to your Contract BEFORE APRIL 6, 2009, adjustments to the GMDB Benefit Base due to the payment of premium will occur at the time of the premium payment. If this endorsement was added to your Contract ON OR AFTER APRIL 6, 2009, all such premium payment adjustments will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter. If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).


     The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

     The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.


     Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (which is the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:


          (a)  = the GMDB Benefit Base on the Income Date; and

          (b)  = the Contract Value on the Income Date.

     If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

     6% ROLL-UP DEATH BENEFIT, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b) total Net Premiums since your Contract was issued; or (c) your GMDB Benefit Base.

     The GMDB Benefit Base for the 6% Roll-up Death Benefit will be determined as of the end of any business day and is equal to:

          *    The Step-Up Value on the most recent Step-Up Date,

          * Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,

          * Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value,

     compounded at an annual interest rate of 6% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement's effective date. The interest rate is 3% per annum for all ages IN WASHINGTON STATE.


     If this endorsement was added to your Contract BEFORE APRIL 6, 2009, adjustments to the GMDB Benefit Base due to the payment of premium will occur at the time of the premium payment. If this endorsement was added to your Contract ON OR AFTER APRIL 6, 2009, all such premium payment adjustments will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter. If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 6% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).


     The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

     The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.


     Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (which is the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:


          (a)  = the GMDB Benefit Base on the Income Date; and

          (b)  = the Contract Value on the Income Date.

     If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

     HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b) total Net Premiums since your Contract was issued; or (c) your GMDB Benefit Base.

     The GMDB Benefit Base for the Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any business day and is equal to the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday. Each adjusted quarterly Contract Value is equal to:

          * The Contract Value on the endorsement's effective date or Contract Quarterly Anniversary, as applicable,

          * Less for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),

          * Plus any premium paid (net of any applicable premium taxes) subsequent to that date.

     For the purposes of calculating the GMDB Benefit Base, all adjustments will occur at the time of the withdrawal or premium payment and all adjustments for amounts withdrawn will reduce the GMDB Benefit Base in the same proportion that the Contract Value was reduced on the date of such withdrawal.

     The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.


     Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (which is the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:


          (a)  = the GMDB Benefit Base on the Income Date; and

          (b)  = the Contract Value on the Income Date.

     If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

     COMBINATION 5% ROLL-UP AND HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b) total Net Premiums since your Contract was issued; or (c) your GMDB Benefit Base.

     The GMDB Benefit Base for the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any business day and is equal to the GREATER OF (A) OR (B):

     (A)  IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

          *    The Step-Up Value on the most recent Step-Up Date,

          * Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,

          * Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value,

compounded at an annual interest rate of 5% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement's effective date. The interest rate is 3% per annum for all ages IN WASHINGTON STATE.


     For purposes of calculating the Roll-Up Component, adjustments to the GMDB Benefit Base due to the payment of premium will occur at the time of the premium payment, if this endorsement was added to your Contract BEFORE APRIL 6, 2009. If this endorsement was added to your Contract ON OR AFTER APRIL 6, 2009, all such premium payment adjustments will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter. If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).


     AND (B) IS THE HIGHEST QUARTERLY ANNIVERSARY VALUE COMPONENT, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday. Each adjusted quarterly Contract Value is equal to:

          * The Contract Value on the endorsement's effective date or Contract Quarterly Anniversary, as applicable,

          * Less for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),

          * Plus any premium paid (net of any applicable premium taxes) subsequent to that date.

     For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal.

     The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

     The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.


     Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (which is the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:


          (a)  = the GMDB Benefit Base on the Income Date; and

          (b)  = the Contract Value on the Income Date.

     If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

     COMBINATION 6% ROLL-UP AND HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b) total Net Premiums since your Contract was issued; or (c) your GMDB Benefit Base.

     The GMDB Benefit Base for the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any business day and is equal to the GREATER OF (A) OR (B):

     (A)  IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

          *    The Step-Up Value on the most recent Step-Up Date,

          * Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,

          * Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value,

compounded at an annual interest rate of 6% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement's effective date. The interest rate is 3% per annum for all ages IN WASHINGTON STATE.


     For purposes of calculating the Roll-Up Component, adjustments to the GMDB Benefit Base due to the payment of premium will occur at the time of the premium payment, if this endorsement was added to your Contract BEFORE APRIL 6, 2009. If this endorsement was added to your Contract ON OR AFTER APRIL 6, 2009, all such premium payment adjustments will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter. If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).


     AND (B) IS THE HIGHEST QUARTERLY ANNIVERSARY VALUE COMPONENT, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday. Each adjusted quarterly Contract Value is equal to:

          * The Contract Value on the endorsement's effective date or Contract Quarterly Anniversary, as applicable,

          * Less for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),

          * Plus any premium paid (net of any applicable premium taxes) subsequent to that date.

     For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal.


     The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.


     The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.


     Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (which is the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:


          (a)  = the GMDB Benefit Base on the Income Date; and

          (b)  = the Contract Value on the Income Date.

     If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

     LIFEGUARD   FREEDOM  DB,  changes  your  basic  death  benefit  during  the accumulation phase of your Contract to the greatest of:

          (a)  The Contract's  Basic Death Benefit (see the description  above);
               or

          (b)  The GMWB Death Benefit

     The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB. At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal Balance (GWB). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. Election of LifeGuard Freedom DB after issue is only permitted if another optional death benefit endorsement has not been elected, unless you convert to LifeGuard Freedom DB from another optional death benefit. (For information about conversion privileges under other optional death benefits, please see the descriptions of those death benefits beginning on page 226.) In addition, if you convert to LifeGuard Freedom GMWB from another Guaranteed Minimum Withdrawal Benefit, LifeGuard Freedom DB is not available unless you are converting from the older version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB. (For information about conversion privileges under LifeGuard Freedom GMWB, please see "Conversion" beginning on page 159.)

     At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.

     With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

     The GMWB Death Benefit is not adjusted upon step-up, the application of the GWB adjustment or the application of any bonus. THE GMWB DEATH BENEFIT WILL TERMINATE ON THE DATE THE CONTRACT VALUE EQUALS ZERO.

     For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 149.


     Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (which is the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:


     * LIFE INCOME OF THE GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

     * SPECIFIED PERIOD INCOME OF THE GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

          If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

     * LIFE INCOME. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:


          (a)  = the GMWB Death Benefit on the Income Date; and


          (b)  = the Contract Value on the Income Date.

     * JOINT AND SURVIVOR. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus
          (b) where:


          (a)  = the GMWB Death Benefit on the Income Date; and


          (b)  = the Contract Value on the Income Date.

     * LIFE ANNUITY WITH AT LEAST 120 OR 240 MONTHLY PAYMENTS. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:


          (a)  = the GMWB Death Benefit on the Income Date; and


          (b)  = the Contract Value on the Income Date.

FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS ON AND AFTER MAY 2, 2005 THROUGH OCTOBER 5, 2008. For purposes of these calculations, with the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

(a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

(b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

PLEASE  NOTE:   EFFECTIVE  OCTOBER  6,  2008,  THIS  5%  ROLL-UP  DEATH  BENEFIT
ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

CONVERSION. You may convert this 5% Roll-up Death Benefit to the currently offered 5% Roll-up Death Benefit or the 6% Roll-up Death Benefit. In addition, you may convert this 5% Roll-up Death Benefit to LifeGuard Freedom DB if (1) you previously elected both this 5% Roll-up Death Benefit and LifeGuard Freedom GMWB, and (2) LifeGuard Freedom GMWB was added to your Contract on or after March 31, 2008 but before October 6, 2009. (The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB.) Conversion may reduce the dollar amount of your death benefit under the new benefit versus the old benefit because the recalculated death benefit under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before June 6, 2010. (The date by which conversion is required may vary by state and could be later than June 6, 2010. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW DEATH BENEFIT TO WHICH YOU CONVERT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% ROLL-UP DEATH BENEFIT. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

Importantly, the new death benefit upon any conversion of your current benefit would be equal to the Contract Value at the time of the conversion. As a result, if the death benefit in your current benefit is higher than your Contract Value, your death benefit will decrease upon conversion. Furthermore, since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new death benefit under the new endorsement; therefore, in calculating the new death benefit, a recapture charge associated with any Contract Enhancement will reduce the new death benefit below the Contract Value at conversion.

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

(a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

(b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

CONVERSION. You may convert this 4% Roll-up Death Benefit to the currently offered 5% Roll-up Death Benefit or the 6% Roll-up Death Benefit. Conversion may reduce the dollar amount of your death benefit under the new benefit versus the old benefit because the recalculated death benefit under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before June 6, 2010. (The date by which conversion is required may vary by state and could be later than June 6, 2010. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW DEATH BENEFIT TO WHICH YOU CONVERT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 4% ROLL-UP DEATH BENEFIT. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

Importantly, the new death benefit upon any conversion of your current benefit would be equal to the Contract Value at the time of the conversion. As a result, if the death benefit in your current benefit is higher than your Contract Value, your death benefit will decrease upon conversion. Furthermore, since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new death benefit under the new endorsement; therefore, in calculating the new death benefit, a recapture charge associated with any Contract Enhancement will reduce the new death benefit below the Contract Value at conversion.

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

     (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

     (b)  total Net Premiums since your Contract was issued; or

     (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

CONVERSION. You may convert this Highest Anniversary Value Death Benefit to the Highest Quarterly Anniversary Value Death Benefit. In addition, you may convert this Highest Anniversary Value Death Benefit to LifeGuard Freedom DB if (1) you previously elected both this Highest Anniversary Value Death Benefit and LifeGuard Freedom GMWB, and (2) LifeGuard Freedom GMWB was added to your Contract on or after March 31, 2008 but before October 6, 2009. (The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB.) Conversion may reduce the dollar amount of your death benefit under the new benefit versus the old benefit because the recalculated death benefit under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before June 6, 2010. (The date by which conversion is required may vary by state and could be later than June 6, 2010. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW DEATH BENEFIT TO WHICH YOU CONVERT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

Importantly, the new death benefit upon any conversion of your current benefit would be equal to the Contract Value at the time of the conversion. As a result, if the death benefit in your current benefit is higher than your Contract Value, your death benefit will decrease upon conversion. Furthermore, since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new death benefit under the new endorsement; therefore, in calculating the new death benefit, a recapture charge associated with any Contract Enhancement will reduce the new death benefit below the Contract Value at conversion.

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

     (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

     (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

     (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

     (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

CONVERSION. You may convert this Combination 5% Roll-up and Highest Anniversary Value Death Benefit to the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit or the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit. In addition, you may convert this Combination 5% Roll-up Death Benefit to LifeGuard Freedom DB if (1) you previously elected both this Combination 5% Roll-up Death Benefit and LifeGuard Freedom GMWB, and (2) LifeGuard Freedom GMWB was added to your Contract on or after March 31, 2008 but before October 6, 2009. (The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB.) Conversion may reduce the dollar amount of your death benefit under the new benefit versus the old benefit because the recalculated death benefit under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before June 6, 2010. (The date by which conversion is required may vary by state and could be later than June 6, 2010. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW DEATH BENEFIT TO WHICH YOU CONVERT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

Importantly, the new death benefit upon any conversion of your current benefit would be equal to the Contract Value at the time of the conversion. As a result, if the death benefit in your current benefit is higher than your Contract Value, your death benefit will decrease upon conversion. Furthermore, since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new death benefit under the new endorsement; therefore, in calculating the new death benefit, a recapture charge associated with any Contract Enhancement will reduce the new death benefit below the Contract Value at conversion.

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

     (a) your Contract Value as of the business day on which we receive all required documentation from your Beneficiary; or

     (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

     (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

     (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

CONVERSION. You may convert this Combination 4% Roll-up and Highest Anniversary Value Death Benefit to the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit or the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit. Conversion may reduce the dollar amount of your death benefit under the new benefit versus the old benefit because the recalculated death benefit under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before June 6, 2010. (The date by which conversion is required may vary by state and could be later than June 6, 2010. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW DEATH BENEFIT TO WHICH YOU CONVERT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

Importantly, the new death benefit upon any conversion of your current benefit would be equal to the Contract Value at the time of the conversion. As a result, if the death benefit in your current benefit is higher than your Contract Value, your death benefit will decrease upon conversion. Furthermore, since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new death benefit under the new endorsement; therefore, in calculating the new death benefit, a recapture charge associated with any Contract Enhancement will reduce the new death benefit below the Contract Value at conversion.

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS BEFORE MAY 2, 2005. For purposes of these calculations, amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums; however, this limitation does not include the amount payable with the Earnings Protection Benefit. For more information, please see "Earnings Protection Benefit" beginning on page 217. We will not permit you to use multiple Contracts to try to circumvent this limitation.

5% ROLL-UP DEATH BENEFIT (5% COMPOUNDED DEATH BENEFIT), changes your basic death benefit to the greatest of:

     (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

     (b) total Net Premiums since your Contract was issued (for Contracts issued BEFORE OCTOBER 4, 2004, premium withdrawal adjustments are equal to the dollar amount of your withdrawals); or

     (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

     (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum.

However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

CONVERSION. You may convert this 5% Roll-up Death Benefit to the currently offered 5% Roll-up Death Benefit or the 6% Roll-up Death Benefit. Conversion may reduce the dollar amount of your death benefit under the new benefit versus the old benefit because the recalculated death benefit under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before June 6, 2010. (The date by which conversion is required may vary by state and could be later than June 6, 2010. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW DEATH BENEFIT TO WHICH YOU CONVERT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% ROLL-UP DEATH BENEFIT. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

Importantly, the new death benefit upon any conversion of your current benefit would be equal to the Contract Value at the time of the conversion. As a result, if the death benefit in your current benefit is higher than your Contract Value, your death benefit will decrease upon conversion. Furthermore, since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new death benefit under the new endorsement; therefore, in calculating the new death benefit, a recapture charge associated with any Contract Enhancement will reduce the new death benefit below the Contract Value at conversion.

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

     (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

     (b) total Net Premiums since your Contract was issued (for Contracts issued BEFORE OCTOBER 4, 2004, premium withdrawal adjustments are equal to the dollar amount of your withdrawals); or

     (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or

     (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 4% per annum.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

CONVERSION. You may convert this 4% Roll-up Death Benefit to the currently offered 5% Roll-up Death Benefit or the 6% Roll-up Death Benefit. Conversion may reduce the dollar amount of your death benefit under the new benefit versus the old benefit because the recalculated death benefit under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before June 6, 2010. (The date by which conversion is required may vary by state and could be later than June 6, 2010. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW DEATH BENEFIT TO WHICH YOU CONVERT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 4% ROLL-UP DEATH BENEFIT. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

Importantly, the new death benefit upon any conversion of your current benefit would be equal to the Contract Value at the time of the conversion. As a result, if the death benefit in your current benefit is higher than your Contract Value, your death benefit will decrease upon conversion. Furthermore, since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new death benefit under the new endorsement; therefore, in calculating the new death benefit, a recapture charge associated with any Contract Enhancement will reduce the new death benefit below the Contract Value at conversion.

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT), changes your basic death benefit to the greatest of:

     (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

     (b) total Net Premiums since your Contract was issued (for Contracts issued BEFORE OCTOBER 4, 2004, premium withdrawal adjustments are equal to the dollar amount of your withdrawals); or

     (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

CONVERSION. You may convert this Highest Anniversary Value Death Benefit to the Highest Quarterly Anniversary Value Death Benefit. Conversion may reduce the dollar amount of your death benefit under the new benefit versus the old benefit because the recalculated death benefit under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before June 6, 2010. (The date by which conversion is required may vary by state and could be later than June 6, 2010. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW DEATH BENEFIT TO WHICH YOU CONVERT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

Importantly, the new death benefit upon any conversion of your current benefit would be equal to the Contract Value at the time of the conversion. As a result, if the death benefit in your current benefit is higher than your Contract Value, your death benefit will decrease upon conversion. Furthermore, since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new death benefit under the new endorsement; therefore, in calculating the new death benefit, a recapture charge associated with any Contract Enhancement will reduce the new death benefit below the Contract Value at conversion.

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (COMBINATION DEATH BENEFIT), changes your basic death benefit to the greatest of:

     (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

     (b) total Net Premiums since your Contract was issued (for Contracts issued BEFORE OCTOBER 4, 2004, premium withdrawal adjustments are equal to the dollar amount of your withdrawals); or

     (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

     (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or

     (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary).

However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

CONVERSION. You may convert this Combination 5% Roll-up and Highest Anniversary Value Death Benefit to the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit or the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit. Conversion may reduce the dollar amount of your death benefit under the new benefit versus the old benefit because the recalculated death benefit under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before June 6, 2010. (The date by which conversion is required may vary by state and could be later than June 6, 2010. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW DEATH BENEFIT TO WHICH YOU CONVERT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

Importantly, the new death benefit upon any conversion of your current benefit would be equal to the Contract Value at the time of the conversion. As a result, if the death benefit in your current benefit is higher than your Contract Value, your death benefit will decrease upon conversion. Furthermore, since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new death benefit under the new endorsement; therefore, in calculating the new death benefit, a recapture charge associated with any Contract Enhancement will reduce the new death benefit below the Contract Value at conversion.

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

     (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

     (b) total Net Premiums since your Contract was issued (for Contracts issued BEFORE OCTOBER 4, 2004, premium withdrawal adjustments are equal to the dollar amount of your withdrawals); or

     (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or

     (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 4% per annum; or

     (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

CONVERSION. You may convert this Combination 4% Roll-up and Highest Anniversary Value Death Benefit to the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit or the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit. Conversion may reduce the dollar amount of your death benefit under the new benefit versus the old benefit because the recalculated death benefit under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before June 6, 2010. (The date by which conversion is required may vary by state and could be later than June 6, 2010. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW DEATH BENEFIT TO WHICH YOU CONVERT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

Importantly, the new death benefit upon any conversion of your current benefit would be equal to the Contract Value at the time of the conversion. As a result, if the death benefit in your current benefit is higher than your Contract Value, your death benefit will decrease upon conversion. Furthermore, since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new death benefit under the new endorsement; therefore, in calculating the new death benefit, a recapture charge associated with any Contract Enhancement will reduce the new death benefit below the Contract Value at conversion.

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

PAYOUT OPTIONS. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

     *    single lump sum payment; or

     *    payment of entire death  benefit  within 5 years of the date of death;
          or

     * payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 236.

PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. Any GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the descriptions of the Guaranteed Minimum Income Benefits beginning on page 211. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the respective GMWB subsections in this prospectus.

UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

CONTRACT OWNER TAXATION

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

     *    paid on or after the date you reach age 59 1/2;

     *    paid to your Beneficiary after you die;

     * paid if you become totally disabled (as that term is defined in the Code);

     * paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

     *    paid under an immediate annuity; or

     *    which come from premiums made prior to August 14, 1982.

NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

     *    reaches age 59 1/2;

     *    leaves his/her job;

     *    dies;

     *    becomes disabled (as that term is defined in the Code); or

     * experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:


     * there was a written agreement providing for payments of the fees solely from the annuity Contract,

     *    the Contract Owner had no liability for the fees, and

     *    the fees were paid solely from the annuity Contract to the adviser.


EXTENSION OF LATEST INCOME DATE. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.


DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

OWNER CONTROL.  In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 95 Investment Divisions and at least one Fixed Account Option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

WITHHOLDING. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.


Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.


The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

     (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee,
          (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

     (b)  a required minimum distribution;

     (c)  a hardship withdrawal; or

     (d)  the non-taxable portion of a distribution.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options from the one-year Fixed Account Option or any of the Investment Divisions. If the Fixed Account Options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply.

DOLLAR COST AVERAGING PLUS (DCA+). The DCA+ Fixed Account Option is a "source account" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. The DCA+ Fixed Account Option is credited with an enhanced interest rate. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over the DCA+ term selected. There is no charge for DCA+. You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+. If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, the Fixed Account may not be used as a source account.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the Money Market Investment Division). There is no charge for Earnings Sweep.

If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, earnings may be transferred only from JNL/Select Market Fund into the Investment Divisions.

REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. There is no charge for Rebalancing.

If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, rebalancing may only include the investment divisions.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

     *    the Contract Value, PLUS

     * any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

     *    any applicable Contract Enhancement recapture charges.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

     * TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     * STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     * NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     * YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

LEGAL PROCEEDINGS. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2008, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     *    Information we receive from you on applications or other forms;

     *    Information about your transactions with us;

     *    Information we receive from a consumer reporting agency;

     * Information we obtain from others in the process of verifying information you provide us; and

     * Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.


You should know that your representative is independent of Jackson. He or she is responsible for the use and security of information you provide him or her. Please contact your representative if you have questions about his or her privacy policy.


SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. WE HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

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                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History..............................................2

Services.....................................................................5

Purchase of Securities Being Offered.........................................5

Underwriters.................................................................6

Calculation of Performance...................................................6

Additional Tax Information...................................................8

Annuity Provisions...........................................................18

Net Investment Factor........................................................19

Condensed Financial Information..............................................20

                                   APPENDIX A



TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.

"Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "The DowSM" and "the Dow 10SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the following funds:

JNL/Mellon Capital Management DowSM 10 Fund; JNL/Mellon Capital Management DowSM Dividend Fund; JNL/Mellon Capital Management JNL 5 Fund; JNL/Mellon Capital Management VIP Fund; JNL/Mellon Capital Management JNL Optimized 5 Fund; JNL/Mellon Capital Management Communications Sector Fund; JNL/Mellon Capital Management Consumer Brands Sector Fund; JNL/Mellon Capital Management Financial Sector Fund; JNL/Mellon Capital Management Healthcare Sector Fund; JNL/Mellon Capital Management Oil & Gas Sector Fund; and JNL/Mellon Capital Management Technology Sector Fund.

DOW JONES DOES NOT:

     * Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon
          Capital  Management  Healthcare  Sector Fund, the  JNL/Mellon  Capital
          Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

     * Recommend that any person invest in the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon
          Capital  Management  Healthcare  Sector Fund, the  JNL/Mellon  Capital
          Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

     * Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon
          Capital  Management  Healthcare  Sector Fund, the  JNL/Mellon  Capital
          Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

     * Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the
          JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon
          Capital  Management  Healthcare  Sector Fund, the  JNL/Mellon  Capital
          Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

     * Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the
          JNL/Mellon  Capital  Management   Consumer  Brands  Sector  Fund,  the
          JNL/Mellon  Capital  Management  Financial Sector Fund, the JNL/Mellon
          Capital  Management  Healthcare  Sector Fund, the  JNL/Mellon  Capital
          Management  Oil  &  Gas  Sector  Fund,  and  the  JNL/Mellon   Capital
          Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital
          Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.



--------------------------------------------------------------------------------


DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, OR THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

* DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON
          CAPITAL  MANAGEMENT  HEALTHCARE  SECTOR FUND, THE  JNL/MELLON  CAPITAL
          MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL
          MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

     * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

     * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------


Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

     o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Consider  the  needs  of the  JNL/Mellon  Capital  Management  NYSE(R)
          International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.


--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

     o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY
          ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

     o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

     o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.


--------------------------------------------------------------------------------


Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," "S&P MidCap 400/Citigroup Value Index," and the "S&P SmallCap 600 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson. The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC, a wholly owned subsidiary of The McGraw-Hill Companies, Inc. ("S&P") and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

                                   APPENDIX B

            CONTRACT ENHANCEMENT RECAPTURE CHARGE PROSPECTUS EXAMPLES

---------------------------------------------------------------------------------------------------------------------------------
EXAMPLE 1 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                   100,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
EXAMPLE 2 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
                      10/1/05
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/05
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/07
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                    100,000.00 : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                     44,886.36 : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                   164,886.36  : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                    -3,590.91  : Withdrawal Charge from Premium 2
                    -1,795.45  : Recapture Charge from Premium 2
                   150,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------------
EXAMPLE 3 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
                    100,000.00 : Premium
                         6.00% : Withdrawal Charge Year 4
                         5.00% : Contract Enhancement
                         3.00% : Recapture Charge Year 4
                         5.50% : Net Return

AT END OF YEAR 4
                    130,076.59 : Contract Value at end of year 4
                    100,000.00 : Net Withdrawal requested

                     30,076.59 : Earnings
                     76,838.91 : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    106,915.50 : Total Gross Withdrawal

                    106,915.50 : Total Gross Withdrawal
                     -4,610.33 : Withdrawal Charge
                     -2,305.17 : Recapture Charge
                    100,000.00 : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
EXAMPLE 4 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
                     10/1/2001
                    100,000.00 : Premium
                         7.00% : Withdrawal Charge Contribution Year 3
                         4.00% : Recapture Charge Contribution Year 3
                     12/1/2001
                    100,000.00 : Premium
                         8.00% : Withdrawal Charge Contribution Year 2
                         4.50% : Recapture Charge Contribution Year 2

                         5.00% : Contract Enhancement
                         0.00% : Net Return

                     11/1/2003
                    210,000.00 : Contract Value
                    150,000.00 : Net Withdrawal Requested

                     10,000.00 : Earnings
                     10,000.00 : Additional Free
                    100,000.00 : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                     46,857.14 : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    166,857.14 : Total Gross Withdrawal

                    166,857.14 : Total Gross Withdrawal
                     -7,000.00 : Withdrawal Charge from Premium 1
                     -4,000.00 : Recapture Charge from Premium 1
                     -3,748.57 : Withdrawal Charge from Premium 2
                     -2,108.57 : Recapture Charge from Premium 2
                    150,000.00 : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX C

                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage, Inc.                 Capital Analysts, Inc.                    Essex National Securities
1st Global Capital Corp.                     Capital City Securities                   Feltl & Company
Abbott Bennett Group LLC                     Capital Financial Group                   Ferris Baker Watts, Inc.
A.G. Edwards & Sons, Inc.                    CCF Investments, Inc.                     FFP Securities, Inc.
Acorn Financial                              CCO Investment Services Corp.             Fifth Third Securities
Advantage Capital Corp.                      Centennial Securities Company             Financial Network Investment
Advisors Marketing, Inc.                     Centaurus Financial, Inc.                 First Allied Securities, Inc.
AIG Financial Advisors                       Century Securities                        First Brokerage America
Allegiant Securities                         CFD Investments, Inc.                     First Heartland Capital, Inc.
American General Securities                  Chevy Chase Securities                    First Independent Financial
American Investors Company                   Choice Investments, Inc.                  First Merit Insurance Agency
American Portfolios Financial                Colonial Brokerage                        FNB Brokerage Services
Ameriprise Advisor Services                  Colonial Financial Services               Fortune Financial Services
Ameritas Investment Corp.                    Colonial Investments Services             Founders Financial Securities
Apple Tree Investments                       Commonwealth Financial Network            Fox & Company Investments, Inc.
Askar Corp.                                  Community Bankers Securities              FSC Securities Corp.
Associated Securities Corp.                  Comprehensive Asset Management, Inc.      FTC Methods Inc.
AXA Advisors, LLC                            Coordinated Capital Securities            G.A. Repple and Company
BancWest Investment Services                 Countrywide Investment Services           G.W. Sherwold Associates, Inc.
BB&T Investment Services Inc.                Crowell, Weedon & Company                 GBA Financial Group, LLC
BCG Securities                               Crown Capital Securities L.P.             Geneos Wealth Management, Inc.
Bentley Lawrence Securities                  CUE Financial Group, Inc.                 GF Investment Services
Berthel Fisher & Company Financial           CUNA Brokerage Services, Inc.             GLP Investment Services
   Services
BFT Financial                                CUSO Financial Services                   Great American Advisors, Inc.
BOSC, Inc.                                   Cutter and Company                        Great Nation Investment Corp.
Brecek & Young Advisors, Inc.                D.A. Davidson & Company                   Great Southern Investments
Brewer Financial Services                    Dunwoody Brokerage Services, Inc.         Gunn Allen Financial, Inc.
Broad Street Securities                      E Planning Securities, Inc.               GWN Securities, Inc.
Broker Dealer Financial                      Economy Securities, Inc.                  H D Vest Investment Securities
Brookstone Securities                        EDI Financial, Inc.                       H&R Block Financial Advisors
Bueter & Company, Inc.                       Ensemble Financial Services               H. Beck, Inc.
Cadaret, Grant & Company                     Equable Securities Corp.                  Hantz Financial Services, Inc.
Calton & Associates, Inc.                    Equitas America                           Harbour Investment, Inc.
Cambridge Investment Research                Equity Services, Inc.                     Harger & Company
Cantella & Company                           ESI Financial                             Harold Dance Investments


Harvest Capital                              Lasalle St Securities LLC                    O.N. Equity Sales Company
Hazard & Siegel, Inc.                        Legend Equities Corp.                        OneAmerica Securities
HBW Securities                               Leigh Baldwin & Company, LLC                 Oppenheimer & Company
Heim, Young & Associates, Inc.               Lesko Securities, Inc.                       P.T. Bloyd & Associates
Hornor Townsend & Kent, Inc.                 Liberty Partners Financial                   Pacific West
Huckin Financial Group, Inc.                 Life Investors Financial                     Packerland Brokerage Services
Huntington Investment Company                Lincoln Financial Securities Corp.           Park Avenue Securities
IMS Securities                               LPL Financial Corporation                    Paulson Investment Company
Independent Financial Group                  Madison Ave Securities                       Peak Securities
Infinex Investments                          Main Street Securities                       Pension Planners Securities
ING Financial                                Medallion Investment Services Inc.           Peoples Securities
Institutional Securities Corp.               Merrimac Corporate Securities Inc.           Planmember Securities
InterCarolina Financial Services             Metlife Securities                           Prime Capital Services Inc.
Intersecurities, Inc.
Intervest International                      Michigan Securities Inc.                     Prime Financial Services
Invest Financial Corp.                       Mid Atlantic Securities Inc.                 Primevest
Investacorp, Inc.                            Milkie/Ferguson Investments                  Pro Equities, Inc.
Investment Center, Inc.                      MML Investors Services Inc.                  Professional Asset Management
Investment Centers of America, Inc.          Money Concepts Capital Corp.                 Prospera Financial Services, Inc.
Investment Professionals, Inc.               Moors & Cabot Inc.                           Purshe Kaplan Sterling
Investors Capital Corp.                      Morgan Keegan & Company                      Qa3 Financial Corp.
J P Turner & Company, LLC                    Morgan Peabody, Inc.                         Questar Capital Corp.
J.J.B. Hilliard, W.L. Lyons, LLC             Multi-Financial Securities Corp.             R.L. Harger & Associates Inc.
                                             Mutual Service Corp.                         Raymond James & Associates, Inc.
J.W. Cole Financial, Inc.                    National Planning Corporation                RBC Capital Markets Corp.
Janney Montgomery Scott, LLC                 National Securities Corp.                    RC Dunwoody & Associates Inc.
Jefferson Pilot Securities Corp.             New England Securities                       Regal Securities Inc.
John James Investments, Inc.                 Newbridge Securities Corp.                   Resource Horizons Group
Kalos Capital, Inc.                          Next Financial Group, Inc.                   Riderwood Group
KCD Financial                                NFP Securities, Inc.                         River Stone Wealth Management
Key Investments                              North Atlantic Securities LLC                RNR Securities LLC
KMS Financial                                North Ridge Securities Corp.                 Robert W Baird & Company, Inc.
Koehler Financial, LLC                       NYLife Securities LLC                        Roche Securities Sales
Kovack Securities, Inc.
Labrunerie Financial, Inc.
Landolt Securities, Inc.


Royal Alliance Associates, Inc.            Triune Capital Advisors
Sammons Securities Company, Inc.           Trustmont Financial Group
Schlitt Investor Services, Inc.            UBS Financial Services, Inc.
Scott & Stringfellow, Inc.                 UnionBanc Investment Services LLC
Securian Financial Services                United Equity Securities
Securities America, Inc.                   United Planners Financial
Securities Service Network                 USA Advanced Planners, Inc.
Sicor Securities, Inc.                     USA Financial Securities Corp.
Sigma Financial Corp.                      UVEST Corp.
Signator Investors, Inc.                   Valmark Securities, Inc.
SII Investments, Inc.                      Vanderbilt Securities LLC
Sorrento Pacific                           VSR Financial Services, Inc.
South West Securities Financial            Wachovia Securities LLC
  Services, Inc.
Spectrum Capital                           Wall Street Financial Group
Spire Securities LLC                       Walnut Street Securities
Stanford Group Company                     WaMu Investments, Inc.
Sterne Agee Financial Services             Waterstone Financial Group
Stifel Nicolaus & Company                  Webster Investments
Strategic Financial Alliance               Wedbush Morgan Securities
Summit Alliance Securities LLC             Western Equity Group
Summit Brokerage Services, Inc.            Western International Securities, Inc.
Summit Equities Inc.                       Wilmington Brokerage Services
Sunset Financial Services, Inc.            Woodbury Financial Services, Inc.
Syndicated Capital Inc.                    Workman Securities Corp.
Synergy Investment Group                   World Equity Group, Inc.
TFS Securities Inc.                        World Financial Group
The Leaders Group                          World Group Securities, Inc.
Thomas McDonald Partners                   WRP Investments, Inc.
Thrivent Investment Management             Wunderlich Securities
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.


                                   APPENDIX D

                            GMAB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMAB with a Guarantee Period of 10 years when you purchased your Contract, on your application you chose to allocate 80% of your Premium to the Investment Divisions and 20% to the 5 Year Fixed Account Option (with a crediting rate of 3.25%), the required allocation percentage to the GMAB Fixed Account is 30%, the crediting rate for the GMAB Fixed Account is 3.50%, no other optional benefits were elected, your initial premium payment was $100,000. All partial withdrawals include any applicable withdrawal charges.

Example 1: At election, a percentage of your funds is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is determined.

o    If the GMAB is elected at issue:

     o $30,000 is allocated to the GMAB Fixed Account, which is 30% of your initial Premium payment.

     o $56,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your initial Premium Payment.

     o $14,000 is allocated to the 5 Year Fixed Account Option, which is 20% of the remaining 70% of your initial Premium Payment.

     o Your Guaranteed Value is $100,000, which is your initial Premium payment.

Example 2: Upon payment of a subsequent Premium within 90 days of the Issue Date of the Contract, a percentage of your Premium payment is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is re-determined. Your Guaranteed Value is subject to a maximum of $5,000,000.

o Example 2a: If you make an additional Premium payment of $50,000 and your Guaranteed Value is $100,000:

     o $15,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.

     o $28,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.

     o $7,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.

     o Your Guaranteed Value is $150,000, which is your additional Premium payment plus the Guaranteed Value before your additional Premium Payment.


o Example 2b: If you make an additional Premium payment of $4,950,000 and your Guaranteed Value is $100,000:

     o $1,485,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.

     o $2,772,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.

     o $693,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.

     o Your Guaranteed Value is $5,000,000, which is the maximum since your additional Premium payment plus the Guaranteed Value before your additional Premium Payment exceeds the maximum of $5,000,000.

o    Note:

     o An initial Contract Value that exceeds the Guaranteed Value at the beginning of the Guarantee Period diminishes the value of the GMAB.

Example 3: If you take a partial withdrawal of $15,000 at the end of the third Contract Year, while the GMAB is in effect, the GMAB Fixed Account value, Fixed Account Option values, Separate Account Contract Value and Guaranteed Value are re-determined.

o Example 3a: If your Separate Account Contract Value is $65,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $113,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:

     o $4,389.17 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $28,872.37.

     o $8,577.36 is deducted from your Investment Divisions and the new Separate Account Contract Value is $56,422.64.

     o $2,033.47 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $13,376.37

     o    Your total new Contract Value is $98,671.38.

     o Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $98,671.38 divided by $113,671.38 (87%). The new Guaranteed Value is 87% of the original Guaranteed Value, which is $86,804.07.

     o Example 3b: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $78,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account: o $6,341.86 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $26,919.67. o $5,720.00 is deducted from your Investment Divisions and the new Separate Account Contract Value is $28,280.00. o $2,938.14 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $12,471.70. o Your total new Contract Value is $63,671.38. o Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $63,671.38 divided by $78,671.38 (81%). The new Guaranteed Value is 81% of the original Guaranteed Value, which is $80,933.35. o Note:
          This example illustrates that, when the Contract Value is less than the GV at the time a partial withdrawal is made, the partial withdrawal reduces the GV by a dollar amount that is greater than the dollar amount withdrawn.

o    Note:

     o AS EXAMPLES 3A AND 3B TOGETHER ILLUSTRATE, THE IMPACT OF A WITHDRAWAL ON THE GUARANTEED VALUE IN A DOWN MARKET IS GREATER THAN THAT IN AN UP MARKET.

     o Withdrawals from the Fixed Account Options and the GMAB Fixed Account may be subject to an Excess Interest Adjustment. Withdrawal charges may also apply and the net withdrawal may be less than $15,000.

Example 4: If you terminate your GMAB on your seventh Contract Anniversary, the entire GMAB Fixed Account value is automatically transferred to the Investment Divisions and Fixed Account Options according to your specified premium allocations. The amount transferred from the GMAB Fixed Account is subject to an Excess Interest Adjustment.

o Example 4a: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $38,168.38 and your 5 Year Fixed Account Option value is $17,512.92 for a total Contract Value of $100,681.30 just before you terminate your GMAB and the crediting rate for a new 10 Year GMAB Fixed Account is 4.00%:

     o $38,168.38 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0. The amount transferred is subject to an Excess Interest Adjustment, which reduces the amount transferred by $1,085.29 for a net transfer of $37,083.09

     o $29,666.47 is transferred to the Investment Divisions, which is 80% of the net transfer from the GMAB Fixed Account. Your new Separate Account Contract Value is $74,666.47.

     o $7,416.62 is transferred to a 5 Year Fixed Account Option, which is 20% of the net transfer from the GMAB Fixed Account. Your new Fixed Account Option value is $24,929.54

     o    Your total new Contract Value is $99,596.01.

Example 5: At the end of the Guarantee Period, the excess of the Guaranteed Value over the Contract Value, if any, is credited to your Contract Value according to your specified premium allocations.

o Example 5a: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you do not request to re-elect the GMAB:

     o The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.

     o $1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.

     o $6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.

     o    Your total new Contract Value is $100,000.

     o $42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.

     o $8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $29,421.21.

     o $33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $70,578.79.

     o    Your new Guaranteed Value is $0 and your GMAB charges cease.

     o Example 5b: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you request to re-elect the GMAB:

     o The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.

     o $1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.

     o $6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.

     o    Your total new Contract Value is $100,000.

     o $12,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $30,000, which is 30% of your Contract Value.

     o $2,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $23,421.21.

     o $9,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $46,578.79.

     o    Your new Guaranteed Value is $100,000.

o Example 5c: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you do not request to re-elect the GMAB:

     o The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.

     o Your total Contract Value is $106,594.48. o $42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.

     o $8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $27,740.11.

     o $33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $78,854.37.

     o    Your new Guaranteed Value is $0 and your GMAB charges cease.

     o Example 5d: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you request to re-elect the
          GMAB:

     o The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.

     o Your total Contract Value is $106,594.48. o $10,339.62 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $31,978.34, which is 30% of your Contract Value.

     o $2,067.92 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $21,344.44.

     o $8,271.70 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $53,271.70.

     o    Your new Guaranteed Value is $106,594.48.

                                   APPENDIX E

                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

EXAMPLE 1: AT ELECTION, YOUR GWB IS SET AND YOUR GAWA IS DETERMINED BASED ON THAT VALUE.

|X|  Example 1a: If the GMWB is elected at issue:

     Your initial GWB is $100,000, which is your initial Premium payment.

     Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

|X| Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

     Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

     Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

|X| Example 1c: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

     Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

     Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

|X|  Notes:

     If your endorsement contains a varying benefit percentage:

     - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

     - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

     If  your  endorsement  includes  a  Guaranteed   Withdrawal  Balance  Bonus
     provision, your bonus base is set equal to your GWB at the time of election.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

     If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

EXAMPLE 2: IF YOUR ENDORSEMENT CONTAINS A VARYING BENEFIT PERCENTAGE, YOUR GAWA% IS DETERMINED ON THE EARLIER OF THE TIME OF YOUR FIRST WITHDRAWAL, THE DATE THAT YOUR CONTRACT VALUE REDUCES TO ZERO, THE DATE THAT THE GMWB IS CONTINUED BY A SPOUSAL BENEFICIARY WHO IS NOT A COVERED LIFE, OR UPON ELECTION OF THE LIFE INCOME OF A GMWB INCOME OPTION. YOUR GAWA% IS SET BASED UPON YOUR ATTAINED AGE AT THAT TIME. YOUR INITIAL GAWA IS DETERMINED BASED ON THIS GAWA% AND THE GWB AT THAT TIME.

|X| If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

|X| If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

EXAMPLE 3: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

|X| Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment: Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

     Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

|X| Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

     Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

     Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

|X|  Notes:

     If your endorsement contains a varying benefit percentage:

     - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

     - If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

         If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

         If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

     - If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

     - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 AFTER your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.

EXAMPLE 4: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

|X| Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

     Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

     Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

     If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

     Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

     Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

     If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

     If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced. In the case where your GMWB death benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

     If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

     Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 4), YOUR GWB AND GAWA ARE RE-DETERMINED.

|X| Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

     Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

     - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

     Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000
          - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

     - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

     Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

     - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

          Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 -
          $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

     - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

     Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1
          - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

     - Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

     Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 -
          $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

     - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

     If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced. In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA. Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

     If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

     Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 6: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

|X| Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

     Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

     If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

     - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date. However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

     - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

          o Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

          o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

          o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

     If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

     - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

|X| Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

     Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

     Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

     - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

     If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

     If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

          - Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

|X|  Notes:

     Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

     If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

     If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

     If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

     If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

     If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

     If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

EXAMPLE 7: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

|X| Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

     If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

          - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

     - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

     If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

          - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

     - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

|X|  Notes:

     As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

     - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

     - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

     This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

     Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

     If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

     If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

     If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).

     - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

     If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

     If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

     If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

     If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

     Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES DURING THE BONUS PERIOD IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

|X| Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

     Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

     Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or
     2) 5% of your new GWB ($107,000*0.05 = $5,350).

     After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

     Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

     Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

     After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     Your bonus base is not recalculated upon the application of the bonus to your GWB.

     If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

     If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.

     If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

EXAMPLE 9: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB THAT CONTAINS A FOR LIFE GUARANTEE THAT BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT.)

|X| Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

     Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

     The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

|X| Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

     You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

     The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

|X| Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

     Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

     The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

     Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option). Otherwise, your reset date is the Contract Anniversary on or immediately following your 60th birthday.

EXAMPLE 10: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)

|X| If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

     If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

     If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

     The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

     Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

|X|  Notes:

     If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2. If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

     If  your  endorsement  contains  a  Guaranteed   Withdrawal  Balance  Bonus
     provision, your bonus base remains unchanged at the time of continuation.

     If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.

EXAMPLE 11: UPON APPLICATION OF THE GUARANTEED  WITHDRAWAL  BALANCE  ADJUSTMENT,
YOUR GWB IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT PROVISION.)

|X| Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

     Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

|X| Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

     Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

|X|  Notes:

     The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

     Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

     No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

     If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

     If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.

EXAMPLE 12: ON EACH CONTRACT MONTHLY ANNIVERSARY, FUNDS ARE TRANSFERRED TO OR FROM THE GMWB FIXED ACCOUNT VIA THE FORMULAS DEFINED IN THE TRANSFER OF ASSETS METHODOLOGY IN APPENDIX F. THE ANNUITY FACTORS REFERENCED IN THIS EXAMPLE ARE ALSO FOUND IN APPENDIX F. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A TRANSFER OF ASSETS PROVISION.)

|X| Example 12a: If on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

     Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).

     The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

     Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account. The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

     Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).

     Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

     Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

|X| Example 12b: If on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

     Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).

     The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

     Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

     Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).

     Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

     Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

|X| Example 12c: If on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

     Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).

     The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.

     Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

     Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000
     - $68,300 = $31,700).

     Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

     Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 *
     0.05 = $3,415).

|X|  Notes:

     If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

     The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value. The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

     Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).

     No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

                                   APPENDIX F

                              LIFEGUARD SELECT GMWB
                     AND LIFEGUARD SELECT WITH JOINT OPTION
                                      GMWB
                         TRANSFER OF ASSETS METHODOLOGY



On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

LIABILITY = GAWA X ANNUITY FACTOR

     The Liability calculated in the above formula is designed to represent the projected value of this GMWB's benefits. If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

     The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, as applicable, and do not change.


RATIO = (LIABILITY - GMWB FIXED ACCOUNT CONTRACT VALUE) / (SEPARATE ACCOUNT CONTRACT VALUE + FIXED ACCOUNT CONTRACT VALUE)

     If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.


THE TRANSFER AMOUNT IS DETERMINED AS FOLLOWS:

     If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

     1.   The GMWB Fixed Account Contract Value; or

     2. (GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) - Liability) / (1-80%).

     If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

     1.   Separate Account Contract Value + Fixed Account Contract Value; or

     2. (Liability - GMWB Fixed Account Contract Value - 80% x (Separate Account Contract Value + Fixed Account Contract Value)) / (1-80%).

     Otherwise, no funds are transferred.

                                LIFEGUARD SELECT
                          Transfer of Assets Provision
                                Annuity Factors*


Age**                                                           Contract Monthly Anniversary
                    1         2         3         4         5         6         7         8         9        10        11       12
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
    65          15.26     15.22     15.19     15.15     15.12     15.08     15.05     15.01     14.97     14.94     14.90    14.87
    66          14.83     14.79     14.76     14.72     14.68     14.65     14.61     14.57     14.54     14.50     14.46    14.43
    67          14.39     14.35     14.32     14.28     14.25     14.21     14.18     14.14     14.10     14.07     14.03    14.00
    68          13.96     13.92     13.89     13.85     13.81     13.77     13.74     13.70     13.66     13.62     13.59    13.55
    69          13.51     13.47     13.44     13.40     13.37     13.33     13.30     13.26     13.22     13.19     13.15    13.12
    70          13.08     13.04     13.01     12.97     12.93     12.89     12.86     12.82     12.78     12.74     12.71    12.67
    71          12.63     12.59     12.56     12.52     12.48     12.44     12.41     12.37     12.33     12.29     12.26    12.22
    72          12.18     12.14     12.11     12.07     12.03     12.00     11.96     11.92     11.89     11.85     11.81    11.78
    73          11.74     11.70     11.67     11.63     11.60     11.56     11.53     11.49     11.45     11.42     11.38    11.35
    74          11.31     11.27     11.24     11.20     11.16     11.12     11.09     11.05     11.01     10.97     10.94    10.90
    75          10.86     10.82     10.79     10.75     10.72     10.68     10.65     10.61     10.57     10.54     10.50    10.47
    76          10.43     10.39     10.36     10.32     10.28     10.25     10.21     10.17     10.14     10.10     10.06    10.03
    77           9.99      9.96      9.92      9.89      9.85      9.82      9.78      9.75      9.71      9.68      9.64     9.61
    78           9.57      9.54      9.50      9.47      9.43      9.40      9.36      9.33      9.29      9.26      9.22     9.19
    79           9.15      9.12      9.08      9.05      9.01      8.98      8.94      8.91      8.87      8.84      8.80     8.77
    80           8.73      8.70      8.66      8.63      8.60      8.56      8.53      8.50      8.46      8.43      8.40     8.36
    81           8.33      8.30      8.26      8.23      8.20      8.16      8.13      8.10      8.06      8.03      8.00     7.96
    82           7.93      7.90      7.86      7.83      7.80      7.76      7.73      7.70      7.66      7.63      7.60     7.56
    83           7.53      7.50      7.47      7.44      7.41      7.38      7.35      7.31      7.28      7.25      7.22     7.19
    84           7.16      7.13      7.10      7.07      7.04      7.01      6.98      6.95      6.92      6.89      6.86     6.83
    85           6.80      6.77      6.74      6.71      6.68      6.65      6.62      6.59      6.56      6.53      6.50     6.47
    86           6.44      6.41      6.39      6.36      6.33      6.30      6.28      6.25      6.22      6.19      6.17     6.14
    87           6.11      6.08      6.06      6.03      6.00      5.98      5.95      5.92      5.90      5.87      5.84     5.82
    88           5.79      5.76      5.74      5.71      5.69      5.66      5.64      5.61      5.58      5.56      5.53     5.51
    89           5.48      5.46      5.43      5.41      5.38      5.36      5.34      5.31      5.29      5.26      5.24     5.21
    90           5.19      5.17      5.14      5.12      5.10      5.07      5.05      5.03      5.00      4.98      4.96     4.93
    91           4.91      4.89      4.87      4.85      4.83      4.81      4.79      4.76      4.74      4.72      4.70     4.68
    92           4.66      4.64      4.62      4.60      4.58      4.56      4.54      4.51      4.49      4.47      4.45     4.43
    93           4.41      4.39      4.37      4.35      4.33      4.31      4.30      4.28      4.26      4.24      4.22     4.20
    94           4.18      4.16      4.14      4.13      4.11      4.09      4.07      4.05      4.03      4.02      4.00     3.98
    95           3.96      3.94      3.93      3.91      3.89      3.87      3.86      3.84      3.82      3.80      3.79     3.77
    96           3.75      3.73      3.72      3.70      3.68      3.66      3.65      3.63      3.61      3.59      3.58     3.56
    97           3.54      3.52      3.51      3.49      3.47      3.46      3.44      3.42      3.41      3.39      3.37     3.36
    98           3.34      3.32      3.31      3.29      3.27      3.26      3.24      3.22      3.21      3.19      3.17     3.16
    99           3.14      3.12      3.11      3.09      3.07      3.06      3.04      3.02      3.01      2.99      2.97     2.96
    100          2.94      2.92      2.91      2.89      2.87      2.85      2.84      2.82      2.80      2.78      2.77     2.75
    101          2.73      2.71      2.70      2.68      2.66      2.65      2.63      2.61      2.60      2.58      2.56     2.55
    102          2.53      2.51      2.50      2.48      2.46      2.45      2.43      2.41      2.40      2.38      2.36      2.35
    103          2.33      2.31      2.30      2.28      2.26      2.24      2.23      2.21      2.19      2.17      2.16      2.14
    104          2.12      2.10      2.09      2.07      2.06      2.04      2.03      2.01      1.99      1.98      1.96      1.95
    105          1.93      1.91      1.90      1.88      1.87      1.85      1.84      1.82      1.80      1.79      1.77      1.76
    106          1.74      1.73      1.71      1.70      1.68      1.67      1.65      1.64      1.62      1.61      1.59      1.58
    107          1.56      1.55      1.53      1.52      1.50      1.49      1.47      1.46      1.44      1.43      1.41      1.40
    108          1.38      1.37      1.35      1.34      1.33      1.31      1.30      1.29      1.27      1.26      1.25      1.23
    109          1.22      1.21      1.19      1.18      1.17      1.15      1.14      1.13      1.11      1.10      1.09      1.07
    110          1.06      1.05      1.04      1.03      1.01      1.00      0.99      0.98      0.97      0.96      0.94      0.93
    111          0.92      0.91      0.90      0.89      0.88      0.87      0.86      0.84      0.83      0.82      0.81      0.80
    112          0.79      0.78      0.77      0.76      0.75      0.74      0.73      0.72      0.71      0.70      0.69      0.68
    113          0.67      0.66      0.65      0.64      0.63      0.62      0.62      0.61      0.60      0.59      0.58      0.57
    114          0.56      0.55      0.54      0.54      0.53      0.52      0.51      0.50      0.49      0.49      0.48      0.47
    115          0.46      0.42      0.38      0.35      0.31      0.27      0.23      0.19      0.15      0.12      0.08      0.04
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------


* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

** The age of the Owner as of the effective date or the most recent Contract Anniversary. All Owners aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

                       LIFEGUARD SELECT WITH JOINT OPTION
                          Transfer of Assets Provision
                                 Annuity Factors


  Age*                                            Contract Monthly Anniversary

        ------------------------------------------------------------------------------------------------------------------
        ------------------------------------------------------------------------------------------------------------------
                1         2        3         4          5         6        7       8          9      10       11       12
   65       15.26     15.24    15.23     15.21      15.19     15.17    15.16   15.14      15.12   15.10    15.09    15.07
   66       15.05     15.03    15.01     14.99      14.97     14.95    14.94   14.92      14.90   14.88    14.86    14.84
   67       14.82     14.81    14.79     14.78      14.77     14.75    14.74   14.73      14.71   14.70    14.69    14.67
   68       14.66     14.64    14.63     14.61      14.59     14.58    14.56   14.54      14.53   14.51    14.49    14.48
   69       14.46     14.44    14.43     14.41      14.39     14.38    14.36   14.34      14.33   14.31    14.29    14.28
   70       14.26     14.24    14.22     14.20      14.18     14.16    14.14   14.12      14.10   14.08    14.06    14.04
   71       14.02     14.00    13.98     13.96      13.93     13.91    13.89   13.87      13.85   13.83    13.80    13.78
   72       13.76     13.74    13.72     13.70      13.67     13.65    13.63   13.61      13.59   13.57    13.54    13.52
   73       13.50     13.48    13.46     13.43      13.41     13.39    13.37   13.34      13.32   13.30    13.28    13.25
   74       13.23     13.20    13.18     13.15      13.13     13.10    13.08   13.05      13.02   13.00    12.97    12.95
   75       12.92     12.88    12.84     12.81      12.77     12.73    12.69   12.65      12.61   12.58    12.54    12.50
   76       12.46     12.42    12.38     12.34      12.30     12.26    12.22   12.17      12.13   12.09    12.05    12.01
   77       11.97     11.93    11.89     11.86      11.82     11.78    11.74   11.70      11.66   11.63    11.59    11.55
   78       11.51     11.47    11.43     11.39      11.35     11.31    11.28   11.24      11.20   11.16    11.12    11.08
   79       11.04     11.00    10.96     10.93      10.89     10.85    10.81   10.77      10.73   10.70    10.66    10.62
   80       10.58     10.54    10.50     10.46      10.42     10.38    10.35   10.31      10.27   10.23    10.19    10.15
   81       10.11     10.07    10.04     10.00       9.96      9.93     9.89    9.85       9.82    9.78     9.74     9.71
   82        9.67      9.63     9.60      9.56       9.52      9.49     9.45    9.41       9.38    9.34     9.30     9.27
   83        9.23      9.19     9.16      9.12       9.08      9.05     9.01    8.97       8.94    8.90     8.86     8.83
   84        8.79      8.76     8.72      8.69       8.65      8.62     8.59    8.55       8.52    8.48     8.45     8.41
   85        8.38      8.35     8.31      8.28       8.24      8.21     8.18    8.14       8.11    8.07     8.04     8.00
   86        7.97      7.94     7.90      7.87       7.84      7.80     7.77    7.74       7.70    7.67     7.64     7.60
   87        7.57      7.54     7.51      7.48       7.44      7.41     7.38    7.35       7.32    7.29     7.25     7.22
   88        7.19      7.16     7.13      7.10       7.07      7.04     7.01    6.98       6.95    6.92     6.89     6.86
   89        6.83      6.80     6.77      6.74       6.71      6.68     6.66    6.63       6.60    6.57     6.54     6.51
   90        6.48      6.45     6.43      6.40       6.37      6.34     6.32    6.29       6.26    6.23     6.21     6.18
   91        6.15      6.12     6.10      6.07       6.04      6.01     5.99    5.96       5.93    5.90     5.88     5.85
   92        5.82      5.80     5.77      5.75       5.72      5.70     5.67    5.65       5.62    5.60     5.57     5.55
   93        5.52      5.50     5.47      5.45       5.42      5.40     5.37    5.35       5.32    5.30     5.27     5.25
   94        5.22      5.20     5.17      5.15       5.12      5.10     5.08    5.05       5.03    5.00     4.98     4.95
   95        4.93      4.91     4.88      4.86       4.84      4.81     4.79    4.77       4.74    4.72     4.70     4.67
   96        4.65      4.63     4.60      4.58       4.56      4.53     4.51    4.49       4.46    4.44     4.42     4.39
   97        4.37      4.35     4.33      4.30       4.28      4.26     4.24    4.21       4.19    4.17     4.15     4.12
   98        4.10      4.08     4.05      4.03       4.01      3.98     3.96    3.94       3.91    3.89     3.87     3.84
   99        3.82      3.80     3.78      3.75       3.73      3.71     3.69    3.66       3.64    3.62     3.60     3.57
  100        3.55      3.53     3.51      3.48       3.46      3.44     3.42    3.39       3.37    3.35     3.33     3.30
  101        3.28      3.26     3.24      3.21       3.19      3.17     3.15    3.12       3.10    3.08     3.06     3.03
  102        3.01      2.99     2.97      2.94       2.92      2.90     2.88    2.85       2.83    2.81     2.79     2.76
  103        2.74      2.72     2.70      2.68       2.65      2.63     2.61    2.59       2.57    2.55     2.52     2.50
  104        2.48      2.46     2.44      2.42       2.40      2.38     2.36    2.33       2.31    2.29     2.27     2.25
  105        2.23      2.21     2.19      2.17       2.15      2.13     2.11    2.08       2.06    2.04     2.02     2.00
  106        1.98      1.96     1.94      1.92       1.90      1.88     1.86    1.84       1.82    1.80     1.78     1.76
  107        1.74      1.72     1.70      1.68       1.66      1.64     1.63    1.61       1.59    1.57     1.55     1.53
  108        1.51      1.49     1.48      1.46       1.44      1.42     1.41    1.39       1.37    1.35     1.34     1.32
  109        1.30      1.28     1.27      1.25       1.23      1.21     1.20    1.18       1.16    1.14     1.13     1.11
  110        1.09      1.08     1.07      1.06       1.04      1.03     1.02    1.01       1.00    0.99     0.97     0.96
  111        0.95      0.94     0.93      0.92       0.90      0.89     0.88    0.87       0.86    0.85     0.83     0.82
  112        0.81      0.80     0.79      0.78       0.77      0.76     0.75    0.74       0.73    0.72     0.71     0.70
  113        0.69      0.68     0.67      0.66       0.65      0.64     0.64    0.63       0.62    0.61     0.60     0.59
  114        0.58      0.57     0.56      0.55       0.54      0.53     0.53    0.52       0.51    0.50     0.49     0.48
  115        0.47      0.43     0.39      0.35       0.31      0.27     0.24    0.20       0.16    0.12     0.08     0.04
        ------------------------------------------------------------------------------------------------------------------
        ------------------------------------------------------------------------------------------------------------------

* The age of the youngest Covered Life as of the effective date of the endorsement or the most recent Contract Anniversary. A Covered Life aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

                                   APPENDIX G

                     FUTUREGUARD 6 GMIB PROSPECTUS EXAMPLES


The following examples assume that you elected the FutureGuard 6 GMIB when you purchased your Contract and no other optional benefits were elected. PLEASE NOTE THAT ON AND AFTER MAY 16, 2009, WE WILL NO LONGER ACCEPT SUBSEQUENT PREMIUM PAYMENTS FOR CONTRACTS TO WHICH A GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT IS ATTACHED. THIS SUBSEQUENT PREMIUM LIMITATION DOES NOT APPLY TO CONTRACTS ISSUED IN CONNECTICUT ON OR AFTER OCTOBER 4, 2004, OR TO CONTRACTS ISSUED IN MARYLAND.


EXAMPLE 1: AT ISSUE, ALL GMIB VALUES ARE INITIALIZED.

If your Contract is issued with a $100,000 initial premium payment (net of any applicable premium taxes and sales charges):

-    The Step-Up Date is equal to the Issue Date.

- The Step-Up Value is equal to $100,000, which is your initial premium payment.

-    Your Roll-Up Component is equal to $100,000, which is the Step-Up Value.

- Your Greatest Contract Anniversary Value (GCAV) Component is equal to $100,000, which is your initial premium payment.

- Your GMIB Benefit Base is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

- The earliest date that you may elect to exercise the GMIB is on the 10th Contract Anniversary, which is 10 years from the most recent Step-Up Date.

EXAMPLE 2: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR ROLL-UP COMPONENT, GCAV COMPONENT, AND GMIB BENEFIT BASE ARE RE-DETERMINED.

If you make an additional premium payment of $50,000 (net of any applicable premium taxes and sales charges) and your Roll-Up Component is equal to $180,000, your GCAV Component is equal to $160,000, and your GMIB Benefit Base is equal to $180,000 at the time of payment:

-    The Step-Up Date does not change.

-    The Step-Up Value does not change.

- Your Roll-Up Component is equal to $230,000, which is the Roll-Up Component prior to the premium payment plus the premium payment.

- Your GCAV Component is equal to $210,000, which is the GCAV Component prior to the premium payment plus the premium payment.

- Your GMIB Benefit Base is equal to $230,000, which is the greater of the Roll-Up Component and the GCAV Component.

-    The earliest date that you may elect to exercise the GMIB does not change.

EXAMPLE 3: UPON A PARTIAL WITHDRAWAL, YOUR ROLL-UP COMPONENT, GCAV COMPONENT, AND GMIB BENEFIT BASE ARE RE-DETERMINED.

If you request a single partial withdrawal of $30,000 (including any applicable charges and adjustments), no other partial withdrawals are made during the Contract Year, and your Contract Value is equal to $120,000, your Roll-Up Component on the previous Contract Anniversary is equal to $125,000, your GCAV Component is equal to $132,000, and your GMIB Benefit Base is equal to $132,000 at the time of the withdrawal:

-    The Step-Up Date does not change.

-    The Step-Up Value does not change.

- Your Roll-Up Component will not be adjusted until the end of the Contract Year (assuming that the GMIB is not exercised before then), at which point it will be equal to:

     - The Roll-Up Component on the previous Contract Anniversary accumulated at 6% ($125,000 x 1.06 = $132,500),

     - Less the portion of total withdrawals in the Contract Year that are less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary (0.06 x $125,000 = $7,500);


     - Multiplied by the percentage reduction in Contract Value attributable to total withdrawals in the Contract Year in excess of 6% of the Roll-Up Component on the previous Contract Anniversary (1 - [$30,000 - $7,500]/[$120,000 - $7,500] = 0.8).


     -    Your  Roll-Up  Component  is  equal to  [$132,500  -  $7,500]  x 0.8 =
          $100,000.

- Your GCAV Component is adjusted at the time of the partial withdrawal, at which point it will be equal to $99,000, which is the GCAV Component prior to the partial withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (1 - $30,000/$120,000 = 0.75).

- Your GMIB Benefit Base at the end of the Contract Year is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

-    The earliest date that you may elect to exercise the GMIB does not change.

EXAMPLE 4: ON EACH CONTRACT ANNIVERSARY PRIOR TO THE ANNUITANT'S 75TH BIRTHDAY, YOU MAY ELECT TO STEP UP YOUR ROLL-UP COMPONENT TO THE CONTRACT VALUE, IN WHICH CASE THE STEP-UP DATE, STEP-UP VALUE, EARLIEST DATE THAT YOU MAY ELECT TO
EXERCISE THE GMIB, AND YOUR ROLL-UP COMPONENT WILL BE RE-DETERMINED. IN ADDITION, ON EACH CONTRACT ANNIVERSARY PRIOR TO THE ANNUITANT'S 81ST BIRTHDAY, YOUR CONTRACT VALUE IS COMPARED TO THE CONTRACT VALUES ON ALL PREVIOUS CONTRACT ANNIVERSARIES, WHICH MAY RE-DETERMINE THE GCAV COMPONENT.

Example 4a: If your Contract Value is equal to $120,000, the greatest Contract Value on any previous Contract Anniversary is $100,000, your Roll-Up Component is equal to $106,000, and you elect to step up your Roll-Up Component to the Contract Value:

-    The Step-Up Date is equal to the date of the current Contract Anniversary.

- The Step-Up Value is equal to $120,000, which is the Contract Value on the Step-Up Date.

-    Your Roll-Up Component is equal to $120,000, which is the Step-Up Value.

- Your GCAV Component is equal to $120,000, which is the greatest Contract Value on any Contract Anniversary.

- Your GMIB Benefit Base is equal to $120,000, which is the greater of the Roll-Up Component and the GCAV Component.

-    You may not elect to exercise your GMIB for 10 years.

Example 4b: If your Contract Value is equal to $130,000, the greatest Contract Value on any previous Contract Anniversary is $150,000 but your GCAV Component has been reduced by a subsequent withdrawal to $120,000, your Roll-Up Component is equal to $140,000, and your GMIB Benefit Base is $140,000:

- The Step-Up Date does not change because the Contract Value is less than the Roll-Up Component, which means that step up is not available.

-    The Step-Up Value does not change because step up did not occur.

-    Your Roll-Up Component does not change because step up did not occur.

- Your GCAV Component does not change because the Contract Value on the current Contract Anniversary is not the greatest Contract Value on any Contract Anniversary.

- The GMIB Benefit Base does not change because neither the Roll-Up Component nor the GCAV Component changed.

- The earliest date that you may elect to exercise the GMIB does not change because step up did not occur.

EXAMPLE 5: IF YOUR CONTRACT VALUE FALLS TO ZERO AND YOUR GMIB BENEFIT BASE IS GREATER THAN ZERO, THEN ALL WITHDRAWALS TAKEN FROM THE CONTRACT WILL BE EXAMINED IN ORDER TO DETERMINE THE ELIGIBILITY OF THE GMIB BENEFIT BASE FOR AUTOMATIC ANNUITIZATION.

Example 5a: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and all withdrawals from the Contract have been Required Minimum
Distributions:

-    Your GMIB Benefit Base is eligible for automatic annuitization.

- Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and
     Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

- Unless you choose another payment frequency, you will receive monthly income payments.

-    The GMIB and the Contract will terminate.

Example 5b: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and total withdrawals from the Contract for each individual Contract Year have been less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary:

-    Your GMIB Benefit Base is eligible for automatic annuitization.

- Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and
     Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

- Unless you choose another payment frequency, you will receive monthly income payments.

-    The GMIB and the Contract will terminate.

Example 5c: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and, in one Contract Year, a withdrawal was taken that was not a Required Minimum Distribution and total withdrawals for that Contract Year exceed 6% of the Roll-Up Component on the previous Contract Anniversary:

- The GMIB and the Contract will terminate because your GMIB Benefit Base is not eligible for automatic annuitization.

                                   APPENDIX H

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.


The JNL/Lazard Small Cap Equity Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund were previously offered as Funds under this Contract. However, effective April 6, 2009, these Funds were merged with the JNL/Mellon Capital Management Small Cap Index Fund and the JNL/Mellon Capital Management S&P 500 Index Fund, respectively, as outlined below:


----------------------------------------------------------- -----------------------------------------------------------------

CURRENTLY OFFERED FUNDS                                     PREVIOUSLY OFFERED FUNDS

----------------------------------------------------------- -----------------------------------------------------------------
----------------------------------------------------------- -----------------------------------------------------------------

JNL/Mellon Capital Management S&P 500 Index Fund            JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

----------------------------------------------------------- -----------------------------------------------------------------
----------------------------------------------------------- -----------------------------------------------------------------

JNL/Mellon Capital Management Small Cap Index Fund          JNL/Lazard Small Cap Equity Fund

----------------------------------------------------------- -----------------------------------------------------------------


Also effective April 6, 2009, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

JNL Institutional Alt 20 Fund; JNL Institutional Alt 35 Fund; JNL Institutional Alt 50 Fund; and JNL Institutional Alt 65 Fund.


At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

ACCUMULATION UNIT VALUES
BASE CONTRACT WITH $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER - 1.00% (CONTRACTS ISSUED BEFORE MAY 3, 2004)

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(860)

  Accumulation unit value:
    Beginning of period                    $13.20          $15.69          $11.62         $10.74           N/A
    End of period                          $8.41           $13.20          $15.69         $11.62           N/A
  Accumulation units outstanding
  at the end of period                     16,085          3,085           22,379         31,956           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(860)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(346)

  Accumulation unit value:
    Beginning of period                    $20.25          $18.64          $15.36         $14.01          $12.16
    End of period                          $11.84          $20.25          $18.64         $15.36          $14.01
  Accumulation units outstanding
  at the end of period                     5,781           2,826           3,119           4,258          4,721

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(346)

  Accumulation unit value:
    Beginning of period                    $10.43           N/A
    End of period                          $12.16           N/A
  Accumulation units outstanding
  at the end of period                     5,447            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(525)

  Accumulation unit value:
    Beginning of period                    $14.72          $12.84          $12.03         $11.33          $10.57
    End of period                          $9.08           $14.72          $12.84         $12.03          $11.33
  Accumulation units outstanding
  at the end of period                     31,112          44,459          37,077         31,112          31,112

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(525)

  Accumulation unit value:
    Beginning of period                    $16.21          $14.70          $12.97         $12.08          $11.71
    End of period                          $9.67           $16.21          $14.70         $12.97          $12.08
  Accumulation units outstanding
  at the end of period                     26,477          11,947          11,947         11,947          11,947

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(525)

  Accumulation unit value:
    Beginning of period                    $13.27          $12.42          $11.32         $10.39          $9.74
    End of period                          $9.42           $13.27          $12.42         $11.32          $10.39
  Accumulation units outstanding
  at the end of period                     60,164          60,472          60,839         61,925          64,483

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(346)

  Accumulation unit value:
    Beginning of period                    $31.64          $29.13          $28.13         $27.14          $24.55
    End of period                          $18.52          $31.64          $29.13         $28.13          $27.14
  Accumulation units outstanding
  at the end of period                     1,746           5,044           1,878          10,020          2,275

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(346)

  Accumulation unit value:
    Beginning of period                    $21.78           N/A
    End of period                          $24.55           N/A
  Accumulation units outstanding
  at the end of period                     2,610            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(560)

  Accumulation unit value:
    Beginning of period                    $20.14          $20.23          $18.19         $17.77          $17.11
    End of period                          $12.16          $20.14          $20.23         $18.19          $17.77
  Accumulation units outstanding
  at the end of period                     14,114          14,133          14,133         14,133          14,480

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(368)

  Accumulation unit value:
    Beginning of period                    $27.10          $24.42          $20.54         $20.23          $17.20
    End of period                          $16.56          $27.10          $24.42         $20.54          $20.23
  Accumulation units outstanding
  at the end of period                     28,827          18,646          16,134         19,032          5,805

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(368)

  Accumulation unit value:
    Beginning of period                    $15.15           N/A
    End of period                          $17.20           N/A
  Accumulation units outstanding
  at the end of period                     2,512            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.99           $10.11           N/A             N/A            N/A
    End of period                          $6.32           $9.99            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,096          50,213           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1218)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.91          $10.91           N/A            N/A
    End of period                          $7.65           $11.00          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,434          33,860          25,411           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1218)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1044)

  Accumulation unit value:
    Beginning of period                    $11.87          $12.77          $12.35           N/A            N/A
    End of period                          $7.86           $11.87          $12.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1044)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(346)

  Accumulation unit value:
    Beginning of period                    $21.60          $20.39          $19.67         $19.36          $18.29
    End of period                          $20.28          $21.60          $20.39         $19.67          $19.36
  Accumulation units outstanding
  at the end of period                     5,013           5,369           5,623           5,950          6,348

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(346)

  Accumulation unit value:
    Beginning of period                    $18.01           N/A
    End of period                          $18.29           N/A
  Accumulation units outstanding
  at the end of period                     6,309            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(316)

  Accumulation unit value:
    Beginning of period                    $18.29          $16.50          $12.63         $10.76          $8.87
    End of period                          $10.05          $18.29          $16.50         $12.63          $10.76
  Accumulation units outstanding
  at the end of period                     16,706          16,790          48,819         28,235          16,875

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(316)

  Accumulation unit value:
    Beginning of period                    $6.22            N/A
    End of period                          $8.87            N/A
  Accumulation units outstanding
  at the end of period                     8,019            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(368)

  Accumulation unit value:
    Beginning of period                    $27.21          $25.46          $22.95         $21.83          $18.69
    End of period                          $14.97          $27.21          $25.46         $22.95          $21.83
  Accumulation units outstanding
  at the end of period                       -             3,691             -               -            1,922

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(368)

  Accumulation unit value:
    Beginning of period                    $16.77           N/A
    End of period                          $18.69           N/A
  Accumulation units outstanding
  at the end of period                     1,922            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(560)

  Accumulation unit value:
    Beginning of period                    $17.67          $16.78          $16.41         $16.20          $15.72
    End of period                          $18.64          $17.67          $16.78         $16.41          $16.20
  Accumulation units outstanding
  at the end of period                     13,557          13,632          13,632         13,632          14,991

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.25          $11.43           N/A             N/A            N/A
    End of period                          $7.05           $14.25           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             12,058           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(741)

  Accumulation unit value:
    Beginning of period                    $20.88          $21.65          $19.09         $17.25           N/A
    End of period                          $12.62          $20.88          $21.65         $19.09           N/A
  Accumulation units outstanding
  at the end of period                     5,769           5,798           5,820          48,655           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(741)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(368)

  Accumulation unit value:
    Beginning of period                    $16.63          $18.02          $15.58         $15.04          $13.17
    End of period                          $10.11          $16.63          $18.02         $15.58          $15.04
  Accumulation units outstanding
  at the end of period                     3,270           1,744           1,744           8,791          4,579

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(368)

  Accumulation unit value:
    Beginning of period                    $11.30           N/A
    End of period                          $13.17           N/A
  Accumulation units outstanding
  at the end of period                     2,661            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(324)

  Accumulation unit value:
    Beginning of period                    $12.61          $13.11          $11.80         $12.28          $10.17
    End of period                          $8.09           $12.61          $13.11         $11.80          $12.28
  Accumulation units outstanding
  at the end of period                     69,921         102,187         125,351         120,015        169,648

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(324)

  Accumulation unit value:
    Beginning of period                    $7.61            N/A
    End of period                          $10.17           N/A
  Accumulation units outstanding
  at the end of period                     92,510           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(525)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.64          $11.34         $11.25          $11.13
    End of period                          $12.59          $12.26          $11.64         $11.34          $11.25
  Accumulation units outstanding
  at the end of period                     52,630          55,343          48,171         46,513          45,833

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1100)

  Accumulation unit value:
    Beginning of period                    $6.49           $6.29           $5.15            N/A            N/A
    End of period                          $3.88           $6.49           $6.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             24,734           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1100)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(750)

  Accumulation unit value:
    Beginning of period                    $11.05          $12.11          $10.78         $10.79           N/A
    End of period                          $7.51           $11.05          $12.11         $10.78           N/A
  Accumulation units outstanding
  at the end of period                     18,579          4,591           4,609           4,627           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(750)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(324)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.79          $9.19           $9.84          $9.67
    End of period                          $6.30           $11.79          $11.79          $9.19          $9.84
  Accumulation units outstanding
  at the end of period                     90,843         113,533         152,359         144,835        176,252

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(324)

  Accumulation unit value:
    Beginning of period                    $7.53            N/A
    End of period                          $9.67            N/A
  Accumulation units outstanding
  at the end of period                     91,838           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $10.43           N/A             N/A             N/A            N/A
    End of period                          $5.30            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,415            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(346)

  Accumulation unit value:
    Beginning of period                    $10.44          $10.16          $8.79           $8.51          $7.73
    End of period                          $6.43           $10.44          $10.16          $8.79          $8.51
  Accumulation units outstanding
  at the end of period                     29,099          29,425          29,698         30,764          31,825

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(346)

  Accumulation unit value:
    Beginning of period                    $6.90            N/A
    End of period                          $7.73            N/A
  Accumulation units outstanding
  at the end of period                     8,237            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1167)

  Accumulation unit value:
    Beginning of period                    $12.55          $15.34          $14.48           N/A            N/A
    End of period                          $6.13           $12.55          $15.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,218           5,244           19,420           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1167)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(324)

  Accumulation unit value:
    Beginning of period                    $20.11          $18.28          $13.18         $12.08          $9.52
    End of period                          $10.25          $20.11          $18.28         $13.18          $12.08
  Accumulation units outstanding
  at the end of period                     50,319          77,757         108,659         111,736        171,645

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(324)

  Accumulation unit value:
    Beginning of period                    $7.19            N/A
    End of period                          $9.52            N/A
  Accumulation units outstanding
  at the end of period                     82,057           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(750)

  Accumulation unit value:
    Beginning of period                    $13.19          $12.38          $11.77         $10.82           N/A
    End of period                          $10.02          $13.19          $12.38         $11.77           N/A
  Accumulation units outstanding
  at the end of period                     32,866          18,465          23,800          4,615           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(750)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(324)

  Accumulation unit value:
    Beginning of period                    $20.98          $19.19          $15.44         $13.76          $11.63
    End of period                          $11.85          $20.98          $19.19         $15.44          $13.76
  Accumulation units outstanding
  at the end of period                     44,084          44,604          31,986         39,277          32,433

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(324)

  Accumulation unit value:
    Beginning of period                    $8.85            N/A
    End of period                          $11.63           N/A
  Accumulation units outstanding
  at the end of period                     5,828            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(980)

  Accumulation unit value:
    Beginning of period                    $14.13          $14.07          $11.96         $12.00           N/A
    End of period                          $8.04           $14.13          $14.07         $11.96           N/A
  Accumulation units outstanding
  at the end of period                    101,706          99,187         209,590         205,908          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(980)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                    $10.23           N/A             N/A             N/A            N/A
    End of period                          $7.52            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,036            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                    $10.41           N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,912            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(750)

  Accumulation unit value:
    Beginning of period                    $38.68          $28.88          $24.15         $17.82           N/A
    End of period                          $23.80          $38.68          $28.88         $24.15           N/A
  Accumulation units outstanding
  at the end of period                     21,421          25,740          34,700         22,939           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(750)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(324)

  Accumulation unit value:
    Beginning of period                    $14.95          $14.38          $13.88         $10.21          $8.77
    End of period                          $7.46           $14.95          $14.38         $13.88          $10.21
  Accumulation units outstanding
  at the end of period                     47,403         100,454         135,102         151,563        190,696

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(324)

  Accumulation unit value:
    Beginning of period                    $7.65            N/A
    End of period                          $8.77            N/A
  Accumulation units outstanding
  at the end of period                    100,935           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.30            N/A             N/A             N/A            N/A
    End of period                          $7.26            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,724           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(324)

  Accumulation unit value:
    Beginning of period                    $16.67          $15.67          $14.43         $13.02          $11.36
    End of period                          $10.30          $16.67          $15.67         $14.43          $13.02
  Accumulation units outstanding
  at the end of period                     40,780          37,555          37,443         37,333          45,926

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(324)

  Accumulation unit value:
    Beginning of period                    $8.86            N/A
    End of period                          $11.36           N/A
  Accumulation units outstanding
  at the end of period                     6,909            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(324)

  Accumulation unit value:
    Beginning of period                    $13.01          $12.52          $10.99         $10.64          $9.76
    End of period                          $8.03           $13.01          $12.52         $10.99          $10.64
  Accumulation units outstanding
  at the end of period                     42,593          57,722          58,087         57,589          88,091

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(324)

  Accumulation unit value:
    Beginning of period                    $8.15            N/A
    End of period                          $9.76            N/A
  Accumulation units outstanding
  at the end of period                     31,111           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $8.25            N/A             N/A             N/A            N/A
    End of period                          $6.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,903            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(346)

  Accumulation unit value:
    Beginning of period                    $19.57          $22.07          $20.36         $18.88          $16.94
    End of period                          $11.61          $19.57          $22.07         $20.36          $18.88
  Accumulation units outstanding
  at the end of period                     27,898          48,952          67,859         68,349          98,604

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(346)

  Accumulation unit value:
    Beginning of period                    $13.74           N/A
    End of period                          $16.94           N/A
  Accumulation units outstanding
  at the end of period                     53,679           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(324)

  Accumulation unit value:
    Beginning of period                    $15.52          $16.01          $13.77         $13.34          $11.47
    End of period                          $10.00          $15.52          $16.01         $13.77          $13.34
  Accumulation units outstanding
  at the end of period                     25,895          21,902          26,364         42,319          36,440

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(324)

  Accumulation unit value:
    Beginning of period                    $8.50            N/A
    End of period                          $11.47           N/A
  Accumulation units outstanding
  at the end of period                     4,844            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(750)

  Accumulation unit value:
    Beginning of period                    $7.31           $6.44           $5.95           $5.49           N/A
    End of period                          $4.09           $7.31           $6.44           $5.95           N/A
  Accumulation units outstanding
  at the end of period                     58,139          76,322          18,134         18,206           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(750)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                    $18.16          $15.35          $15.72         $11.44          $10.55
    End of period                          $9.45           $18.16          $15.35         $15.72          $11.44
  Accumulation units outstanding
  at the end of period                     19,044          16,382          52,711         59,946          10,790

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                    $13.67           N/A             N/A             N/A            N/A
    End of period                          $8.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,795           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(368)

  Accumulation unit value:
    Beginning of period                    $15.79          $15.00          $12.96         $11.50          $9.85
    End of period                          $9.25           $15.79          $15.00         $12.96          $11.50
  Accumulation units outstanding
  at the end of period                     33,881          33,992          39,340         39,300          16,918

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(368)

  Accumulation unit value:
    Beginning of period                    $8.20            N/A
    End of period                          $9.85            N/A
  Accumulation units outstanding
  at the end of period                     5,204            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(316)

  Accumulation unit value:
    Beginning of period                    $15.96          $14.90          $14.54         $14.35          $13.88
    End of period                          $15.87          $15.96          $14.90         $14.54          $14.35
  Accumulation units outstanding
  at the end of period                     15,293          15,378          25,761         27,893          26,214

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(316)

  Accumulation unit value:
    Beginning of period                    $13.72           N/A
    End of period                          $13.88           N/A
  Accumulation units outstanding
  at the end of period                     3,635            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.50          $14.81          $13.54         $13.45          $13.05
    End of period                          $9.94           $14.50          $14.81         $13.54          $13.45
  Accumulation units outstanding
  at the end of period                     8,405           8,451           8,451           8,451          9,293

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(368)

  Accumulation unit value:
    Beginning of period                    $17.30          $16.01          $13.99         $13.03          $11.68
    End of period                          $10.42          $17.30          $16.01         $13.99          $13.03
  Accumulation units outstanding
  at the end of period                     45,675          45,903          46,080         46,259          70,370

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(368)

  Accumulation unit value:
    Beginning of period                    $10.58           N/A
    End of period                          $11.68           N/A
  Accumulation units outstanding
  at the end of period                      864             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $17.16          $16.37           N/A             N/A            N/A
    End of period                          $10.98          $17.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,797          24,807           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(560)

  Accumulation unit value:
    Beginning of period                    $29.88          $28.08          $24.95         $23.93          $22.20
    End of period                          $23.45          $29.88          $28.08         $24.95          $23.93
  Accumulation units outstanding
  at the end of period                     2,133           2,145           2,145           2,145          2,359

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(575)

  Accumulation unit value:
    Beginning of period                    $13.87          $13.38          $12.93         $12.72          $12.72
    End of period                          $14.04          $13.87          $13.38         $12.93          $12.72
  Accumulation units outstanding
  at the end of period                       -               -               -               -           236,527

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(575)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(346)

  Accumulation unit value:
    Beginning of period                    $22.71          $21.27          $17.77         $16.59          $14.60
    End of period                          $14.99          $22.71          $21.27         $17.77          $16.59
  Accumulation units outstanding
  at the end of period                     4,819           4,931           19,813          6,972          7,728

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(346)

  Accumulation unit value:
    Beginning of period                    $12.67           N/A
    End of period                          $14.60           N/A
  Accumulation units outstanding
  at the end of period                     8,970            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(368)

  Accumulation unit value:
    Beginning of period                    $34.55          $31.69          $28.15         $26.80          $24.64
    End of period                          $19.55          $34.55          $31.69         $28.15          $26.80
  Accumulation units outstanding
  at the end of period                     34,250          17,111          9,688          19,348          1,982

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(368)

  Accumulation unit value:
    Beginning of period                    $22.35           N/A
    End of period                          $24.64           N/A
  Accumulation units outstanding
  at the end of period                     1,982            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(316)

  Accumulation unit value:
    Beginning of period                    $48.22          $41.56          $39.30         $34.79          $29.77
    End of period                          $28.34          $48.22          $41.56         $39.30          $34.79
  Accumulation units outstanding
  at the end of period                     17,481          14,005          25,953         36,051          18,034

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(316)

  Accumulation unit value:
    Beginning of period                    $22.26           N/A
    End of period                          $29.77           N/A
  Accumulation units outstanding
  at the end of period                     3,414            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(502)

  Accumulation unit value:
    Beginning of period                    $16.79          $16.82          $14.15         $13.47          $12.29
    End of period                          $9.90           $16.79          $16.82         $14.15          $13.47
  Accumulation units outstanding
  at the end of period                     83,237          62,035          73,509         47,430          46,459

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(502)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.71%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(983)

  Accumulation unit value:
    Beginning of period                    $12.28          $15.00          $11.42         $11.42           N/A
    End of period                          $7.61           $12.28          $15.00         $11.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             3,668           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.99          $10.21         $10.21           N/A
    End of period                          $7.49           $14.01          $12.99         $10.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             4,101           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.15           $5.13           $4.46            N/A            N/A
    End of period                          $3.00           $5.15           $5.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(933)

  Accumulation unit value:
    Beginning of period                    $30.72          $23.57          $20.25         $19.95           N/A
    End of period                          $18.39          $30.72          $23.57         $20.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             5,184           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.80           $5.26           $4.99           $4.99           N/A
    End of period                          $3.16           $5.80           $5.26           $4.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             4,196           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(828)

  Accumulation unit value:
    Beginning of period                    $34.24          $30.32          $29.46         $25.27           N/A
    End of period                          $19.58          $34.24          $30.32         $29.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(933)

  Accumulation unit value:
    Beginning of period                    $13.64          $14.04          $12.14         $11.49           N/A
    End of period                          $7.82           $13.64          $14.04         $12.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A





----------------------------------------------------------------------------------------------------------------------
QUESTIONS:  If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                                     1 (800) 873-5654 (8 a.m. - 8 p.m. ET)

             MAIL ADDRESS:                                  P.O. Box 30314, Lansing, Michigan 48909-7814

             DELIVERY ADDRESS:                              1 Corporate Way, Lansing, Michigan 48951

INSTITUTIONAL MARKETING GROUP                               1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
SERVICE CENTER:
(for Contracts purchased through a bank
or another financial institution)

             MAIL ADDRESS:                                  P.O. Box 30392, Lansing, Michigan 48909-7892

             DELIVERY ADDRESS:                              1 Corporate Way, Lansing, Michigan 48951
                                    Attn: IMG

HOME OFFICE:                                                1 Corporate Way, Lansing, Michigan 48951
----------------------------------------------------------- ----------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                  APRIL 6, 2009



                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 6, 2009. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 30314 Lansing, Michigan 48909-7814 (for Perspective II) or FTAM, 38 Fountain Square Plaza, MD 1090D2, Cincinnati, Ohio 45263 (for Fifth Third Perspective), or calling 1-800-873-5654.





                                TABLE OF CONTENTS

                                                                         PAGE

General Information and History                                             2

Services                                                                    5

Purchase of Securities Being Offered                                        10

Underwriters                                                                10

Calculation of Performance                                                  10

Additional Tax Information                                                  12

Annuity Provisions                                                          22

Net Investment Factor                                                       23

Condensed Financial Information                                             24

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (JacksonSM). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

--------------------------------------------------------------------------------

 TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

--------------------------------------------------------------------------------


"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

     o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Consider  the  needs  of the  JNL/Mellon  Capital  Management  NYSE(R)
          International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.


--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

     o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY
          ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

     o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

     o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------


Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P"), a wholly owned subsidiary of The McGraw-Hill Companies, Inc. and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index, or any other S&P Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P, the S&P 500(R) Index, and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, or any other S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line(R). Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor. VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

SERVICES

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.


The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.


PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.


For Perspective II(R), the aggregate amount of underwriting commissions paid to broker/dealers was $301,515,282 in 2006, $372,712,685 in 2007 and $268,369,066
in 2008.

For Perspective Fifth Third, the aggregate amount of underwriting commissions paid to broker/dealers was $3,551,025 in 2006, $1,086,313 in 2007 and $233,549
in 2008.


JNLD did not retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                       6
            (  a-b    )
YIELD = 2  [(  --- + 1) -1]
            (  cd     )

Where:

       a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
       c              =            the average daily number of accumulation units outstanding during the period.
       d              =            the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON'S TAX STATUS

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury  Department  has issued  Regulations  establishing  diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the
Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Perspective II Contract offers 95Investment Divisions, the Fifth Third Perspective Contract offers 88 Investment Divisions and both Contracts offer at least one Fixed Account option, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in CONWAY V. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the CONWAY decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24. In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.


CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Perspective II Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The  Contracts  offered by the  Prospectus  are  designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in
Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     (a)  Tax-Sheltered Annuities

     Section  403(b)  of  the  Code  permits  the  purchase  of   "tax-sheltered
     annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (b)  Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (c)  Roth IRA Annuities

     Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.


     Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2008, these levels are $101,000 in the case of single taxpayers, $159,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.


     Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.


     Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The adjusted gross income limit is eliminated for rollovers after December 31, 2009. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. For rollovers in 2010, the income may be reported ratably in 2011 and 2012. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.


     (d)  Pension and Profit-Sharing Plans

     The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (e)  Eligible Deferred Compensation Plans -- Section 457


     Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $16,500 elective deferral limitation in 2009. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.


     In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

     All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

     *    attains age 70 1/2,

     *    severs employment,

     *    dies, or

     * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

     (b)  is the net  asset  value  of the  Fund  share  held in the  Investment
          Division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.


The JNL/Lazard Small Cap Equity Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund were previously offered as Funds under this Contract. However, effective April 6, 2009, these Funds were merged with the JNL/Mellon Capital Management Small Cap Index Fund and the JNL/Mellon Capital Management S&P 500 Index Fund, respectively, as outlined below:


------------------------------------------------------ -----------------------------------------------------------------

CURRENTLY OFFERED FUNDS                                PREVIOUSLY OFFERED FUNDS

------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------ -----------------------------------------------------------------

JNL/Mellon Capital Management S&P 500 Index Fund       JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------ -----------------------------------------------------------------

JNL/Mellon Capital Management Small Cap Index Fund     JNL/Lazard Small Cap Equity Fund

------------------------------------------------------ -----------------------------------------------------------------


Also, effective April 6, 2009, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

JNL Institutional Alt 20 Fund;
JNL Institutional Alt 35 Fund;
JNL Institutional Alt 50 Fund; and
JNL Institutional Alt 65 Fund.



At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

ACCUMULATION UNIT VALUES
BASE CONTRACT WITH $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER - 1.10%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1046)

  Accumulation unit value:
    Beginning of period                    $13.17          $15.67          $13.01           N/A            N/A
    End of period                          $8.37           $13.17          $15.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                    105,815          51,310          18,378           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(732)

  Accumulation unit value:
    Beginning of period                    $20.00          $18.42          $15.19         $13.88          $13.64
    End of period                          $11.68          $20.00          $18.42         $15.19          $13.88
  Accumulation units outstanding
  at the end of period                     48,327          23,486          25,532          2,822          2,932

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(977)

  Accumulation unit value:
    Beginning of period                    $14.63          $12.78          $11.98         $12.11           N/A
    End of period                          $9.02           $14.63          $12.78         $11.98           N/A
  Accumulation units outstanding
  at the end of period                    237,694         210,840          96,058           114            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(977)

  Accumulation unit value:
    Beginning of period                    $16.11          $14.62          $12.91         $13.03           N/A
    End of period                          $9.60           $16.11          $14.62         $12.91           N/A
  Accumulation units outstanding
  at the end of period                     88,144          75,161          37,698           87             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(1022)

  Accumulation unit value:
    Beginning of period                    $13.17          $12.34          $11.64           N/A            N/A
    End of period                          $9.34           $13.17          $12.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                     77,819          23,946          21,653           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(1022)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1119)

  Accumulation unit value:
    Beginning of period                    $32.20          $26.99          $24.03           N/A            N/A
    End of period                          $18.32          $32.20          $26.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,882          11,694          2,497            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $6.05            N/A             N/A             N/A            N/A
    End of period                          $4.50            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,451            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1078)

  Accumulation unit value:
    Beginning of period                    $31.25          $28.79          $27.20           N/A            N/A
    End of period                          $18.27          $31.25          $28.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,244          20,189          3,598            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.75          $9.98            N/A             N/A            N/A
    End of period                          $6.64           $13.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    224,318          85,500           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.91            N/A             N/A             N/A            N/A
    End of period                          $6.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,248           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(977)

  Accumulation unit value:
    Beginning of period                    $19.92          $20.02          $18.02         $18.23           N/A
    End of period                          $12.01          $19.92          $20.02         $18.02           N/A
  Accumulation units outstanding
  at the end of period                     18,084          5,121            612             149            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(718)

  Accumulation unit value:
    Beginning of period                    $26.79          $24.17          $20.35         $20.07          $19.23
    End of period                          $16.35          $26.79          $24.17         $20.35          $20.07
  Accumulation units outstanding
  at the end of period                     37,027          46,715          11,055          4,252          3,487

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.98           $10.00           N/A             N/A            N/A
    End of period                          $6.31           $9.98            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    621,458         532,535           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.96           $9.75            N/A             N/A            N/A
    End of period                          $5.85           $9.96            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,981          5,099            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.98          $10.88           N/A             N/A            N/A
    End of period                          $7.63           $10.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    236,462          53,852           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $6.46            N/A             N/A             N/A            N/A
    End of period                          $6.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,371           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1119)

  Accumulation unit value:
    Beginning of period                    $11.83          $12.75          $11.47           N/A            N/A
    End of period                          $7.83           $11.83          $12.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                    152,169          26,666          9,968            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(732)

  Accumulation unit value:
    Beginning of period                    $21.33          $20.15          $19.46         $19.17          $19.15
    End of period                          $20.00          $21.33          $20.15         $19.46          $19.17
  Accumulation units outstanding
  at the end of period                    144,569         171,684          48,575          6,533          6,790

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.66            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,364           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1062)

  Accumulation unit value:
    Beginning of period                    $13.16          $12.94          $12.04           N/A            N/A
    End of period                          $8.32           $13.16          $12.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     78,525          41,016          13,787           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1219)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.24          $10.25           N/A            N/A
    End of period                          $9.87           $10.61          $10.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     86,869          39,023          4,684            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1219)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(732)

  Accumulation unit value:
    Beginning of period                    $18.11          $16.35          $12.53         $10.68          $10.52
    End of period                          $9.94           $18.11          $16.35         $12.53          $10.68
  Accumulation units outstanding
  at the end of period                    169,654         174,410         109,477         12,220          1,900

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1022)

  Accumulation unit value:
    Beginning of period                    $26.87          $25.17          $24.33           N/A            N/A
    End of period                          $14.76          $26.87          $25.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,119          21,801            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1022)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(732)

  Accumulation unit value:
    Beginning of period                    $17.45          $16.58          $16.24         $16.04          $16.03
    End of period                          $18.38          $17.45          $16.58         $16.24          $16.04
  Accumulation units outstanding
  at the end of period                    187,438          48,091          79,302          7,203          7,486

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1074)

  Accumulation unit value:
    Beginning of period                    $14.22          $10.91          $9.17            N/A            N/A
    End of period                          $7.03           $14.22          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                    215,682         168,308          57,332           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(977)

  Accumulation unit value:
    Beginning of period                    $20.67          $21.46          $18.94         $18.96           N/A
    End of period                          $12.48          $20.67          $21.46         $18.94           N/A
  Accumulation units outstanding
  at the end of period                     59,823          36,592          21,747           553            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(977)

  Accumulation unit value:
    Beginning of period                    $16.46          $17.86          $15.46         $15.53           N/A
    End of period                          $10.00          $16.46          $17.86         $15.46           N/A
  Accumulation units outstanding
  at the end of period                     78,349          69,909          38,715           74             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics
Division(1948)

  Accumulation unit value:
    Beginning of period                    $8.04            N/A             N/A             N/A            N/A
    End of period                          $8.40            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,473           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics
Division(1948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders
Division(1916)

  Accumulation unit value:
    Beginning of period                    $8.52            N/A             N/A             N/A            N/A
    End of period                          $8.34            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,021           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders
Division(1916)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $9.67            N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    102,777           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(635)

  Accumulation unit value:
    Beginning of period                    $12.51          $13.01          $11.72         $12.21          $10.42
    End of period                          $8.01           $12.51          $13.01         $11.72          $12.21
  Accumulation units outstanding
  at the end of period                    120,242         157,361         168,669         106,405         61,962

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(1005)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.58          $11.27           N/A            N/A
    End of period                          $12.50          $12.19          $11.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                    154,567          95,244          38,143           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(1005)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(732)

  Accumulation unit value:
    Beginning of period                    $6.44           $6.24           $4.63           $4.64          $4.65
    End of period                          $3.84           $6.44           $6.24           $4.63          $4.64
  Accumulation units outstanding
  at the end of period                       -             5,195           3,878           4,137          4,300

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(977)

  Accumulation unit value:
    Beginning of period                    $10.95          $12.02          $10.71         $10.81           N/A
    End of period                          $7.44           $10.95          $12.02         $10.71           N/A
  Accumulation units outstanding
  at the end of period                      168             341             520             733            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(635)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.71          $9.13           $9.79          $8.81
    End of period                          $6.24           $11.69          $11.71          $9.13          $9.79
  Accumulation units outstanding
  at the end of period                    212,117         201,325         290,521         127,623         76,326

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.56          $11.87          $10.00           N/A            N/A
    End of period                          $5.29           $10.56          $11.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                    443,101         498,887         295,121           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(977)

  Accumulation unit value:
    Beginning of period                    $10.35          $10.09          $8.73           $8.82           N/A
    End of period                          $6.37           $10.35          $10.09          $8.73           N/A
  Accumulation units outstanding
  at the end of period                     79,088          34,073          12,126           313            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1124)

  Accumulation unit value:
    Beginning of period                    $12.44          $15.23          $13.57           N/A            N/A
    End of period                          $6.07           $12.44          $15.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                    117,844          41,812          11,411           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1124)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(635)

  Accumulation unit value:
    Beginning of period                    $19.94          $18.14          $13.09         $12.01          $9.73
    End of period                          $10.15          $19.94          $18.14         $13.09          $12.01
  Accumulation units outstanding
  at the end of period                    267,394         247,792         195,185         117,079         63,812

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(732)

  Accumulation unit value:
    Beginning of period                    $13.07          $12.29          $11.69         $10.98          $10.91
    End of period                          $9.93           $13.07          $12.29         $11.69          $10.98
  Accumulation units outstanding
  at the end of period                     90,859          73,156          23,609          4,409          4,582

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                    $9.59            N/A             N/A             N/A            N/A
    End of period                          $6.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     63,022           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(728)

  Accumulation unit value:
    Beginning of period                    $20.85          $19.10          $15.38         $13.72          $13.20
    End of period                          $11.77          $20.85          $19.10         $15.38          $13.72
  Accumulation units outstanding
  at the end of period                    292,312         295,994         136,887         28,392          8,881

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(718)

  Accumulation unit value:
    Beginning of period                    $14.09          $14.04          $11.95         $10.92          $10.65
    End of period                          $8.01           $14.09          $14.04         $11.95          $10.92
  Accumulation units outstanding
  at the end of period                   3,131,673       3,118,015       1,805,310        325,146         57,036

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $12.08          $10.40           N/A             N/A            N/A
    End of period                          $6.44           $12.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    276,660         118,889           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(732)

  Accumulation unit value:
    Beginning of period                    $12.95          $11.00          $10.61         $10.84          $10.93
    End of period                          $7.49           $12.95          $11.00         $10.61          $10.84
  Accumulation units outstanding
  at the end of period                     5,352           43,251          18,311         17,906          2,744

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1324)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.35           N/A             N/A            N/A
    End of period                          $6.20           $11.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,170          38,370           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1324)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(732)

  Accumulation unit value:
    Beginning of period                    $38.35          $28.66          $23.99         $17.73          $17.85
    End of period                          $23.57          $38.35          $28.66         $23.99          $17.73
  Accumulation units outstanding
  at the end of period                     47,354          38,913          11,637          2,156          2,241

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(635)

  Accumulation unit value:
    Beginning of period                    $14.83          $14.27          $13.79         $10.16          $8.18
    End of period                          $7.39           $14.83          $14.27         $13.79          $10.16
  Accumulation units outstanding
  at the end of period                    173,060         180,338         176,498         119,061         54,933

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.23          $10.00           N/A            N/A
    End of period                          $7.24           $10.88          $10.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -            414,300           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(728)

  Accumulation unit value:
    Beginning of period                    $16.57          $15.59          $14.37         $12.98          $12.76
    End of period                          $10.23          $16.57          $15.59         $14.37          $12.98
  Accumulation units outstanding
  at the end of period                    125,141         143,759          88,703         19,906          5,419

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(728)

  Accumulation unit value:
    Beginning of period                    $12.93          $12.46          $10.95         $10.61          $10.45
    End of period                          $7.97           $12.93          $12.46         $10.95          $10.61
  Accumulation units outstanding
  at the end of period                    202,662         200,503         149,389         69,994          11,308

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1324)

  Accumulation unit value:
    Beginning of period                    $8.86           $10.24           N/A             N/A            N/A
    End of period                          $6.12           $8.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             74,878           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1324)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(693)

  Accumulation unit value:
    Beginning of period                    $19.40          $21.91          $20.23         $18.78          $16.63
    End of period                          $11.50          $19.40          $21.91         $20.23          $18.78
  Accumulation units outstanding
  at the end of period                     99,824          95,786          78,201         65,376          30,638

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(635)

  Accumulation unit value:
    Beginning of period                    $15.43          $15.93          $13.71         $13.30          $10.65
    End of period                          $9.93           $15.43          $15.93         $13.71          $13.30
  Accumulation units outstanding
  at the end of period                    126,971         122,735          82,824         14,707          5,807

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(732)

  Accumulation unit value:
    Beginning of period                    $7.25           $6.40           $5.91           $5.84          $5.82
    End of period                          $4.05           $7.25           $6.40           $5.91          $5.84
  Accumulation units outstanding
  at the end of period                     37,834          38,464          19,331          4,961          5,156

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(710)

  Accumulation unit value:
    Beginning of period                    $18.10          $15.32          $15.70         $11.44          $10.69
    End of period                          $9.41           $18.10          $15.32         $15.70          $11.44
  Accumulation units outstanding
  at the end of period                    524,659         571,593         324,690         29,100          13,006

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                    $14.63          $13.36          $12.04         $11.09          $11.07
    End of period                          $8.28           $14.63          $13.36         $12.04          $11.09
  Accumulation units outstanding
  at the end of period                    168,593         162,706          96,113         18,257          4,517

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(718)

  Accumulation unit value:
    Beginning of period                    $15.69          $14.92          $12.90         $11.46          $11.24
    End of period                          $9.18           $15.69          $14.92         $12.90          $11.46
  Accumulation units outstanding
  at the end of period                     54,566          25,637          21,633           380           12,929

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1796)

  Accumulation unit value:
    Beginning of period                    $8.32            N/A             N/A             N/A            N/A
    End of period                          $4.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,360           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1796)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.97          $10.00           N/A             N/A            N/A
    End of period                          $10.45          $10.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    175,696          5,224            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(728)

  Accumulation unit value:
    Beginning of period                    $15.81          $14.77          $14.43         $14.26          $14.25
    End of period                          $15.70          $15.81          $14.77         $14.43          $14.26
  Accumulation units outstanding
  at the end of period                    530,794         116,066          85,045         10,669          5,597

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(732)

  Accumulation unit value:
    Beginning of period                    $14.35          $14.67          $13.42         $13.35          $13.33
    End of period                          $9.83           $14.35          $14.67         $13.42          $13.35
  Accumulation units outstanding
  at the end of period                    127,406         144,852          65,949          7,064          6,749

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                    $10.68           N/A             N/A             N/A            N/A
    End of period                          $5.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,065           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                    $10.55           N/A             N/A             N/A            N/A
    End of period                          $6.26            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,807           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(809)

  Accumulation unit value:
    Beginning of period                    $22.10          $23.67          $21.18         $19.41           N/A
    End of period                          $11.54          $22.10          $23.67         $21.18           N/A
  Accumulation units outstanding
  at the end of period                    146,755          83,163          53,667            -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(809)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1921)

  Accumulation unit value:
    Beginning of period                    $7.61            N/A             N/A             N/A            N/A
    End of period                          $5.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,142            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1921)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.34            N/A             N/A             N/A            N/A
    End of period                          $6.71            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    504,021           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.20            N/A             N/A             N/A            N/A
    End of period                          $6.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     83,863           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $9.66            N/A             N/A             N/A            N/A
    End of period                          $6.34            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,392           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.27            N/A             N/A             N/A            N/A
    End of period                          $7.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     86,146           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.14            N/A             N/A             N/A            N/A
    End of period                          $6.29            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    111,860           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(977)

  Accumulation unit value:
    Beginning of period                    $17.13          $15.87          $13.88         $13.96           N/A
    End of period                          $10.31          $17.13          $15.87         $13.88           N/A
  Accumulation units outstanding
  at the end of period                     95,448          22,489          55,663           631            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(732)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.30          $10.59         $10.32          $10.32
    End of period                          $10.13          $11.88          $11.30         $10.59          $10.32
  Accumulation units outstanding
  at the end of period                    104,509          59,562          90,299          6,530          6,786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(1101)

  Accumulation unit value:
    Beginning of period                    $16.99          $15.81          $13.99           N/A            N/A
    End of period                          $10.86          $16.99          $15.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     87,672          23,925          41,792           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(1101)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(728)

  Accumulation unit value:
    Beginning of period                    $12.70          $11.92          $10.92         $10.51          $10.40
    End of period                          $9.89           $12.70          $11.92         $10.92          $10.51
  Accumulation units outstanding
  at the end of period                     75,855         102,896          86,268         33,380          5,662

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(727)

  Accumulation unit value:
    Beginning of period                    $16.14          $15.02          $13.54         $12.86          $12.72
    End of period                          $11.57          $16.14          $15.02         $13.54          $12.86
  Accumulation units outstanding
  at the end of period                    268,700         256,654         183,984         37,187          39,292

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(727)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $8.54            N/A             N/A             N/A            N/A
    End of period                          $9.10            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,704            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.07            N/A             N/A             N/A            N/A
    End of period                          $6.40            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     91,709           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(977)

  Accumulation unit value:
    Beginning of period                    $29.50          $27.75          $24.69         $24.78           N/A
    End of period                          $23.13          $29.50          $27.75         $24.69           N/A
  Accumulation units outstanding
  at the end of period                     91,581          38,950          33,458           446            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(859)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.23          $12.79         $12.66           N/A
    End of period                          $13.85          $13.70          $13.23         $12.79           N/A
  Accumulation units outstanding
  at the end of period                    834,168         695,727          86,825         156,112          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(859)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(977)

  Accumulation unit value:
    Beginning of period                    $22.59          $21.18          $17.71         $17.85           N/A
    End of period                          $14.89          $22.59          $21.18         $17.71           N/A
  Accumulation units outstanding
  at the end of period                     99,944          85,237          24,608           115            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(977)

  Accumulation unit value:
    Beginning of period                    $34.11          $31.32          $27.85         $28.04           N/A
    End of period                          $19.28          $34.11          $31.32         $27.85           N/A
  Accumulation units outstanding
  at the end of period                    101,290         111,144          12,129           100            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(718)

  Accumulation unit value:
    Beginning of period                    $47.62          $41.07          $38.89         $34.46          $33.71
    End of period                          $27.95          $47.62          $41.07         $38.89          $34.46
  Accumulation units outstanding
  at the end of period                     45,245          47,333          14,002           238           1,326

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(977)

  Accumulation unit value:
    Beginning of period                    $16.66          $16.71          $14.07         $14.13           N/A
    End of period                          $9.81           $16.66          $16.71         $14.07           N/A
  Accumulation units outstanding
  at the end of period                     80,505          44,524          30,208           102            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
BASE CONTRACT - 1.15%
(CONTRACTS ISSUED BEFORE MAY 3, 2004)

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $13.15          $15.65          $11.61         $10.23           N/A
    End of period                          $8.36           $13.15          $15.65         $11.61           N/A
  Accumulation units outstanding
  at the end of period                    226,526         187,257         294,083         74,124           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(76)

  Accumulation unit value:
    Beginning of period                    $19.87          $18.31          $15.11         $13.81          $12.01
    End of period                          $11.60          $19.87          $18.31         $15.11          $13.81
  Accumulation units outstanding
  at the end of period                    318,773         314,902         240,861         221,983        215,184

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(76)

  Accumulation unit value:
    Beginning of period                    $9.45           $12.12
    End of period                          $12.01          $9.45
  Accumulation units outstanding
  at the end of period                    278,306          98,850






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(46)

  Accumulation unit value:
    Beginning of period                    $14.58          $12.74          $11.95         $11.27          $10.37
    End of period                          $8.99           $14.58          $12.74         $11.95          $11.27
  Accumulation units outstanding
  at the end of period                    730,192         728,751         518,170         635,884        639,800

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(46)

  Accumulation unit value:
    Beginning of period                    $8.07           $10.72
    End of period                          $10.37          $8.07
  Accumulation units outstanding
  at the end of period                    406,187         110,104

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(46)

  Accumulation unit value:
    Beginning of period                    $16.06          $14.59          $12.89         $12.02          $11.38
    End of period                          $9.57           $16.06          $14.59         $12.89          $12.02
  Accumulation units outstanding
  at the end of period                    264,588         354,527         308,334         375,625        396,158

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(46)

  Accumulation unit value:
    Beginning of period                    $8.32           $11.20
    End of period                          $11.38          $8.32
  Accumulation units outstanding
  at the end of period                    392,208         115,709






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(50)

  Accumulation unit value:
    Beginning of period                    $13.12          $12.29          $11.23         $10.31          $9.54
    End of period                          $9.30           $13.12          $12.29         $11.23          $10.31
  Accumulation units outstanding
  at the end of period                    809,744         774,700         782,348         803,052        837,195

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(50)

  Accumulation unit value:
    Beginning of period                    $8.48           $8.99
    End of period                          $9.54           $8.48
  Accumulation units outstanding
  at the end of period                    732,514         231,323

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(570)

  Accumulation unit value:
    Beginning of period                    $32.00          $26.84          $23.96         $23.78          $21.54
    End of period                          $18.20          $32.00          $26.84         $23.96          $23.78
  Accumulation units outstanding
  at the end of period                     65,473          41,526          25,554          2,858           342

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(570)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.58            N/A             N/A             N/A            N/A
    End of period                          $4.49            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    137,248           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $31.05          $28.63          $27.68         $26.75          $24.23
    End of period                          $18.15          $31.05          $28.63         $27.68          $26.75
  Accumulation units outstanding
  at the end of period                    163,341         131,668         122,647         145,795        235,022

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $18.10          $24.60
    End of period                          $24.23          $18.10
  Accumulation units outstanding
  at the end of period                    138,525          36,898






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.75          $10.10           N/A             N/A            N/A
    End of period                          $6.63           $13.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    432,876         485,249           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.73          $10.08           N/A             N/A            N/A
    End of period                          $6.61           $10.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     68,051          18,102           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(51)

  Accumulation unit value:
    Beginning of period                    $19.80          $19.92          $17.93         $17.55          $16.70
    End of period                          $11.94          $19.80          $19.92         $17.93          $17.55
  Accumulation units outstanding
  at the end of period                    239,247         263,187         289,854         321,376        345,613

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(51)

  Accumulation unit value:
    Beginning of period                    $13.56          $16.51
    End of period                          $16.70          $13.56
  Accumulation units outstanding
  at the end of period                    306,401         143,943

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(52)

  Accumulation unit value:
    Beginning of period                    $26.64          $24.04          $20.25         $19.98          $17.02
    End of period                          $16.25          $26.64          $24.04         $20.25          $19.98
  Accumulation units outstanding
  at the end of period                    263,033         207,693         181,068         178,818        216,498

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(52)

  Accumulation unit value:
    Beginning of period                    $12.30          $15.89
    End of period                          $17.02          $12.30
  Accumulation units outstanding
  at the end of period                    176,558         110,384






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.98           $10.52           N/A             N/A            N/A
    End of period                          $6.30           $9.98            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    763,750         790,348           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.95           $9.99            N/A             N/A            N/A
    End of period                          $5.84           $9.95            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,291          68,393           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.90          $9.97            N/A            N/A
    End of period                          $7.62           $10.97          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                    433,128         294,925          88,316           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.91           $9.99            N/A             N/A            N/A
    End of period                          $6.08           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    145,682         106,050           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                    $11.82          $12.74          $10.95         $10.17           N/A
    End of period                          $7.81           $11.82          $12.74         $10.95           N/A
  Accumulation units outstanding
  at the end of period                    195,230          87,958          79,160         22,083           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(51)

  Accumulation unit value:
    Beginning of period                    $21.19          $20.04          $19.36         $19.08          $18.06
    End of period                          $19.87          $21.19          $20.04         $19.36          $19.08
  Accumulation units outstanding
  at the end of period                    516,269         681,864         636,909         715,827        605,354

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(51)

  Accumulation unit value:
    Beginning of period                    $16.09          $15.17
    End of period                          $18.06          $16.09
  Accumulation units outstanding
  at the end of period                    428,906          82,513






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,625           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                    $13.14          $12.93          $11.30         $10.26           N/A
    End of period                          $8.30           $13.14          $12.93         $11.30           N/A
  Accumulation units outstanding
  at the end of period                    240,122         234,156         178,406         144,640          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.60          $10.23          $10.00           N/A            N/A
    End of period                          $9.85           $10.60          $10.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                    189,544         328,590         203,002           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(218)

  Accumulation unit value:
    Beginning of period                    $18.02          $16.28          $12.48         $10.65          $8.79
    End of period                          $9.89           $18.02          $16.28         $12.48          $10.65
  Accumulation units outstanding
  at the end of period                    582,808         679,206         744,308         563,329        605,767

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(218)

  Accumulation unit value:
    Beginning of period                    $6.38           $6.32
    End of period                          $8.79           $6.38
  Accumulation units outstanding
  at the end of period                    273,510          1,450






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(66)

  Accumulation unit value:
    Beginning of period                    $26.70          $25.02          $22.59         $21.52          $18.45
    End of period                          $14.66          $26.70          $25.02         $22.59          $21.52
  Accumulation units outstanding
  at the end of period                    126,274         138,128          73,500         89,106          96,995

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(66)

  Accumulation unit value:
    Beginning of period                    $13.76          $17.82
    End of period                          $18.45          $13.76
  Accumulation units outstanding
  at the end of period                     75,983          26,363

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(48)

  Accumulation unit value:
    Beginning of period                    $17.34          $16.49          $16.15         $15.96          $15.55
    End of period                          $18.26          $17.34          $16.49         $16.15          $15.96
  Accumulation units outstanding
  at the end of period                   1,267,251        594,673         604,932         628,297        658,715

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(48)

  Accumulation unit value:
    Beginning of period                    $15.55          $14.31
    End of period                          $15.55          $15.55
  Accumulation units outstanding
  at the end of period                    648,450         461,407






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $14.21          $10.91          $9.99            N/A            N/A
    End of period                          $7.02           $14.21          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                    435,075         369,894         119,709           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(46)

  Accumulation unit value:
    Beginning of period                    $20.57          $21.37          $18.87         $17.54          $14.23
    End of period                          $12.41          $20.57          $21.37         $18.87          $17.54
  Accumulation units outstanding
  at the end of period                    466,790         501,715         534,390         613,964        717,624

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(46)

  Accumulation unit value:
    Beginning of period                    $11.17          $13.26
    End of period                          $14.23          $11.17
  Accumulation units outstanding
  at the end of period                    514,220         198,629






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(46)

  Accumulation unit value:
    Beginning of period                    $16.38          $17.78          $15.40         $14.89          $13.05
    End of period                          $9.95           $16.38          $17.78         $15.40          $14.89
  Accumulation units outstanding
  at the end of period                    439,894         507,017         594,856         703,010        859,863

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(46)

  Accumulation unit value:
    Beginning of period                    $9.51           $11.63
    End of period                          $13.05          $9.51
  Accumulation units outstanding
  at the end of period                    715,762         216,551

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics
Division(1903)

  Accumulation unit value:
    Beginning of period                    $9.45            N/A             N/A             N/A            N/A
    End of period                          $8.40            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      264             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics
Division(1903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders
Division(1903)

  Accumulation unit value:
    Beginning of period                    $9.44            N/A             N/A             N/A            N/A
    End of period                          $8.33            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      270             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders
Division(1903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1341)

  Accumulation unit value:
    Beginning of period                    $9.84           $10.35           N/A             N/A            N/A
    End of period                          $6.20           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    319,104          52,325           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1341)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $12.45          $12.96          $11.68         $12.18          $10.10
    End of period                          $7.97           $12.45          $12.96         $11.68          $12.18
  Accumulation units outstanding
  at the end of period                   2,817,260       3,645,993       4,127,693       4,522,803      4,955,185

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $7.69           $9.73
    End of period                          $10.10          $7.69
  Accumulation units outstanding
  at the end of period                   3,301,679        736,121

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(46)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.55          $11.27         $11.20          $10.93
    End of period                          $12.46          $12.15          $11.55         $11.27          $11.20
  Accumulation units outstanding
  at the end of period                    886,279         951,142         968,167        1,116,470      1,066,599

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(46)

  Accumulation unit value:
    Beginning of period                    $10.74          $9.95
    End of period                          $10.93          $10.74
  Accumulation units outstanding
  at the end of period                    654,384         221,612






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(489)

  Accumulation unit value:
    Beginning of period                    $6.41           $6.22           $4.62           $4.63          $4.15
    End of period                          $3.82           $6.41           $6.22           $4.62          $4.63
  Accumulation units outstanding
  at the end of period                     66,119         448,762         272,501         43,043         134,601

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(489)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $10.91          $11.98          $10.68         $11.07          $10.17
    End of period                          $7.41           $10.91          $11.98         $10.68          $11.07
  Accumulation units outstanding
  at the end of period                     57,486          32,334          37,876         41,482          28,782

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $9.98            N/A
    End of period                          $10.17           N/A
  Accumulation units outstanding
  at the end of period                     2,002            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(51)

  Accumulation unit value:
    Beginning of period                    $11.65          $11.66          $9.10           $9.76          $9.60
    End of period                          $6.21           $11.65          $11.66          $9.10          $9.76
  Accumulation units outstanding
  at the end of period                   3,419,036       4,367,082       5,459,116       5,682,203      6,212,817

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(51)

  Accumulation unit value:
    Beginning of period                    $7.72           $8.46
    End of period                          $9.60           $7.72
  Accumulation units outstanding
  at the end of period                   4,095,308        952,638

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                    $10.55          $11.86          $9.96            N/A            N/A
    End of period                          $5.28           $10.55          $11.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                    442,043         631,021         690,752           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(50)

  Accumulation unit value:
    Beginning of period                    $10.31          $10.05          $8.70           $8.44          $7.67
    End of period                          $6.34           $10.31          $10.05          $8.70          $8.44
  Accumulation units outstanding
  at the end of period                    511,387         627,750         630,925         709,122        860,371

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(50)

  Accumulation unit value:
    Beginning of period                    $6.01           $7.54
    End of period                          $7.67           $6.01
  Accumulation units outstanding
  at the end of period                    636,026          93,034

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division(1918)

  Accumulation unit value:
    Beginning of period                    $9.25            N/A             N/A             N/A            N/A
    End of period                          $8.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      417             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division(1918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(483)

  Accumulation unit value:
    Beginning of period                    $12.39          $15.17          $12.93         $12.33          $10.99
    End of period                          $6.05           $12.39          $15.17         $12.93          $12.33
  Accumulation units outstanding
  at the end of period                    161,693          72,389         169,095         53,676          27,211

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(483)

  Accumulation unit value:
    Beginning of period                    $10.84           N/A
    End of period                          $10.99           N/A
  Accumulation units outstanding
  at the end of period                      334             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $19.85          $18.08          $13.05         $11.98          $9.46
    End of period                          $10.10          $19.85          $18.08         $13.05          $11.98
  Accumulation units outstanding
  at the end of period                   2,776,884       3,629,599       4,196,287       4,508,326      4,943,392

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $7.19           $8.97
    End of period                          $9.46           $7.19
  Accumulation units outstanding
  at the end of period                   3,150,048        690,608






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $13.02          $12.24          $11.66         $10.96          $10.71
    End of period                          $9.88           $13.02          $12.24         $11.66          $10.96
  Accumulation units outstanding
  at the end of period                    322,713         186,726         153,529         350,173        106,846

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A
    End of period                          $10.71           N/A
  Accumulation units outstanding
  at the end of period                     5,952            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1372)

  Accumulation unit value:
    Beginning of period                    $9.92           $9.79            N/A             N/A            N/A
    End of period                          $6.88           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     78,217          18,057           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1372)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(46)

  Accumulation unit value:
    Beginning of period                    $20.79          $19.05          $15.35         $13.70          $11.60
    End of period                          $11.73          $20.79          $19.05         $15.35          $13.70
  Accumulation units outstanding
  at the end of period                   1,015,093       1,172,471       1,341,610       1,363,338      1,252,870

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(46)

  Accumulation unit value:
    Beginning of period                    $8.54           $9.76
    End of period                          $11.60          $8.54
  Accumulation units outstanding
  at the end of period                    759,598         175,966

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                    $14.06          $14.03          $11.94         $10.92          $9.91
    End of period                          $7.99           $14.06          $14.03         $11.94          $10.92
  Accumulation units outstanding
  at the end of period                   3,854,860       4,432,218       4,318,460       2,957,499       335,408

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $12.07          $10.75          $10.04           N/A            N/A
    End of period                          $6.43           $12.07          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                    420,982         215,530          54,853           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(675)

  Accumulation unit value:
    Beginning of period                    $12.93          $10.98          $10.61         $10.84          $10.00
    End of period                          $7.48           $12.93          $10.98         $10.61          $10.84
  Accumulation units outstanding
  at the end of period                     93,126         165,081         165,880         233,389        131,063

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1317)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.24           N/A             N/A            N/A
    End of period                          $6.20           $11.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    140,782         103,317           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1317)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(489)

  Accumulation unit value:
    Beginning of period                    $38.20          $28.56          $23.92         $17.69          $13.58
    End of period                          $23.46          $38.20          $28.56         $23.92          $17.69
  Accumulation units outstanding
  at the end of period                    258,499         276,813         290,194         248,797        136,401

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(489)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim
30 Division(1918)

  Accumulation unit value:
    Beginning of period                    $9.49            N/A             N/A             N/A            N/A
    End of period                          $9.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      835             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim
30 Division(1918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $14.77          $14.22          $13.75         $10.13          $8.71
    End of period                          $7.35           $14.77          $14.22         $13.75          $10.13
  Accumulation units outstanding
  at the end of period                   2,913,045       3,792,568       4,326,773       4,997,028      5,400,564

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $7.41           $9.80
    End of period                          $8.71           $7.41
  Accumulation units outstanding
  at the end of period                   3,584,283        740,159






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.22          $9.79            N/A            N/A
    End of period                          $7.23           $10.87          $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,119          41,371          9,552            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(46)

  Accumulation unit value:
    Beginning of period                    $16.52          $15.56          $14.34         $12.96          $11.32
    End of period                          $10.19          $16.52          $15.56         $14.34          $12.96
  Accumulation units outstanding
  at the end of period                   1,098,701       1,314,917       1,396,063       1,513,798      1,661,893

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(46)

  Accumulation unit value:
    Beginning of period                    $8.51           $10.05
    End of period                          $11.32          $8.51
  Accumulation units outstanding
  at the end of period                   1,109,719        251,940






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(46)

  Accumulation unit value:
    Beginning of period                    $12.89          $12.43          $10.93         $10.59          $9.73
    End of period                          $7.95           $12.89          $12.43         $10.93          $10.59
  Accumulation units outstanding
  at the end of period                   2,485,345       2,723,916       3,056,797       3,296,341      3,421,583

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(46)

  Accumulation unit value:
    Beginning of period                    $7.70           $9.83
    End of period                          $9.73           $7.70
  Accumulation units outstanding
  at the end of period                   2,234,239        508,853

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                    $8.86           $10.30           N/A             N/A            N/A
    End of period                          $6.11           $8.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    111,162          90,630           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $19.32          $21.83          $20.17         $18.73          $16.83
    End of period                          $11.45          $19.32          $21.83         $20.17          $18.73
  Accumulation units outstanding
  at the end of period                   1,689,124       2,021,384       2,327,855       2,550,098      2,784,134

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $11.50          $15.23
    End of period                          $16.83          $11.50
  Accumulation units outstanding
  at the end of period                   1,955,316        481,052

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(46)

  Accumulation unit value:
    Beginning of period                    $15.38          $15.89          $13.68         $13.28          $11.44
    End of period                          $9.89           $15.38          $15.89         $13.68          $13.28
  Accumulation units outstanding
  at the end of period                    895,386        1,023,844       1,181,930       1,281,527      1,357,403

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(46)

  Accumulation unit value:
    Beginning of period                    $7.93           $9.93
    End of period                          $11.44          $7.93
  Accumulation units outstanding
  at the end of period                    915,450         203,149






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(484)

  Accumulation unit value:
    Beginning of period                    $7.22           $6.37           $5.89           $5.82          $5.82
    End of period                          $4.04           $7.22           $6.37           $5.89          $5.82
  Accumulation units outstanding
  at the end of period                    201,480         373,790         527,980         418,279        106,864

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(484)

  Accumulation unit value:
    Beginning of period                    $5.84            N/A
    End of period                          $5.82            N/A
  Accumulation units outstanding
  at the end of period                      342             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                    $18.07          $15.30          $15.70         $11.44          $10.00
    End of period                          $9.39           $18.07          $15.30         $15.70          $11.44
  Accumulation units outstanding
  at the end of period                   1,047,001       1,567,542       1,612,515       1,479,098       328,544

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                    $14.61          $13.34          $12.03         $11.09          $9.78
    End of period                          $8.26           $14.61          $13.34         $12.03          $11.09
  Accumulation units outstanding
  at the end of period                    517,133         496,956         791,328         682,257        105,171

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $15.63          $14.88          $12.86         $11.44          $9.81
    End of period                          $9.14           $15.63          $14.88         $12.86          $11.44
  Accumulation units outstanding
  at the end of period                    528,353         673,869         795,943         742,193        964,000

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $7.06           $8.90
    End of period                          $9.81           $7.06
  Accumulation units outstanding
  at the end of period                    710,705         321,692






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1771)

  Accumulation unit value:
    Beginning of period                    $8.96            N/A             N/A             N/A            N/A
    End of period                          $4.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,399           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1772)

  Accumulation unit value:
    Beginning of period                    $7.90            N/A             N/A             N/A            N/A
    End of period                          $4.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    215,285           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.97          $9.99            N/A             N/A            N/A
    End of period                          $10.44          $10.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,204,871        422,402           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(46)

  Accumulation unit value:
    Beginning of period                    $15.73          $14.70          $14.37         $14.21          $13.76
    End of period                          $15.61          $15.73          $14.70         $14.37          $14.21
  Accumulation units outstanding
  at the end of period                   2,583,263       2,188,025       2,050,669       2,139,981      2,364,897

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(46)

  Accumulation unit value:
    Beginning of period                    $13.28          $12.53
    End of period                          $13.76          $13.28
  Accumulation units outstanding
  at the end of period                   2,242,766        813,642






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(46)

  Accumulation unit value:
    Beginning of period                    $22.92          $25.00          $22.23         $20.68          $18.51
    End of period                          $13.48          $22.92          $25.00         $22.23          $20.68
  Accumulation units outstanding
  at the end of period                     39,142          41,370          50,156         57,914          79,254

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(46)

  Accumulation unit value:
    Beginning of period                    $14.71          $18.84
    End of period                          $18.51          $14.71
  Accumulation units outstanding
  at the end of period                     59,632          22,207

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.29          $14.62          $13.38         $13.31          $12.93
    End of period                          $9.78           $14.29          $14.62         $13.38          $13.31
  Accumulation units outstanding
  at the end of period                    767,393         791,987        1,299,411       1,160,009      1,550,840

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $5.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,461           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $6.26            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,992            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(46)

  Accumulation unit value:
    Beginning of period                    $21.96          $23.54          $21.07         $20.31          $18.72
    End of period                          $11.46          $21.96          $23.54         $21.07          $20.31
  Accumulation units outstanding
  at the end of period                    195,853         192,999         209,045         233,011        246,525

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(46)

  Accumulation unit value:
    Beginning of period                    $15.20          $18.74
    End of period                          $18.72          $15.20
  Accumulation units outstanding
  at the end of period                    238,497          69,138

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1897)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $5.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,739           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.11           N/A             N/A            N/A
    End of period                          $6.71           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    495,474          21,436           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.11           N/A             N/A            N/A
    End of period                          $6.92           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,655          10,881           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.53          $10.62           N/A             N/A            N/A
    End of period                          $6.33           $10.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,179           625             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.58          $10.20           N/A             N/A            N/A
    End of period                          $7.68           $10.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,287          6,117            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.55          $10.11           N/A             N/A            N/A
    End of period                          $6.81           $10.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    267,184          18,283           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.29            N/A             N/A             N/A            N/A
    End of period                          $7.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     72,380           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.44            N/A             N/A             N/A            N/A
    End of period                          $6.29            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    135,782           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(41)

  Accumulation unit value:
    Beginning of period                    $17.05          $15.80          $13.83         $12.89          $11.58
    End of period                          $10.25          $17.05          $15.80         $13.83          $12.89
  Accumulation units outstanding
  at the end of period                   2,963,577       3,251,971       3,536,883       3,883,573      4,465,744

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(41)

  Accumulation unit value:
    Beginning of period                    $9.24           $11.31
    End of period                          $11.58          $9.24
  Accumulation units outstanding
  at the end of period                   1,621,097        703,200






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.28          $10.58         $10.32          $9.98
    End of period                          $10.11          $11.86          $11.28         $10.58          $10.32
  Accumulation units outstanding
  at the end of period                   1,065,385        467,710         228,461         164,468         57,845

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $16.91          $15.74          $13.95         $13.13          $11.92
    End of period                          $10.81          $16.91          $15.74         $13.95          $13.13
  Accumulation units outstanding
  at the end of period                   5,290,484       5,537,303       6,126,618       6,527,981      6,967,087

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.98
    End of period                          $11.92          $9.91
  Accumulation units outstanding
  at the end of period                   4,954,238       2,128,050






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(677)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.91          $10.91         $10.51          $10.02
    End of period                          $9.87           $12.68          $11.91         $10.91          $10.51
  Accumulation units outstanding
  at the end of period                    866,676         495,535         292,307         101,267         23,172

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(43)

  Accumulation unit value:
    Beginning of period                    $16.06          $14.96          $13.49         $12.82          $11.83
    End of period                          $11.51          $16.06          $14.96         $13.49          $12.82
  Accumulation units outstanding
  at the end of period                   2,724,851       3,177,904       3,360,791       3,624,980      3,890,113

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(43)

  Accumulation unit value:
    Beginning of period                    $10.17          $11.00
    End of period                          $11.83          $10.17
  Accumulation units outstanding
  at the end of period                   2,949,637       1,273,119






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.74          $10.88           N/A             N/A            N/A
    End of period                          $8.11           $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,944           27,306           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1051)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.01          $10.23           N/A            N/A
    End of period                          $7.85           $11.91          $11.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,310           3,714           1,921            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1051)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $12.06          $12.04           N/A             N/A            N/A
    End of period                          $7.67           $12.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,173           848             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.23          $10.71           N/A             N/A            N/A
    End of period                          $9.08           $11.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,281          8,351            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.11            N/A             N/A             N/A            N/A
    End of period                          $6.40            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     81,006           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $29.32          $27.59          $24.56         $23.59          $21.52
    End of period                          $22.98          $29.32          $27.59         $24.56          $23.59
  Accumulation units outstanding
  at the end of period                    791,539         820,858         835,865         933,930        947,051

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $17.91          $18.63
    End of period                          $21.52          $17.91
  Accumulation units outstanding
  at the end of period                    677,305         206,144






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(57)

  Accumulation unit value:
    Beginning of period                    $13.60          $13.14          $12.72         $12.52          $12.57
    End of period                          $13.74          $13.60          $13.14         $12.72          $12.52
  Accumulation units outstanding
  at the end of period                   2,316,025       1,099,859        610,191         344,295        555,348

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(57)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.67
    End of period                          $12.57          $12.66
  Accumulation units outstanding
  at the end of period                    658,159         540,701

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(226)

  Accumulation unit value:
    Beginning of period                    $22.54          $21.14          $17.68         $16.54          $14.58
    End of period                          $14.85          $22.54          $21.14         $17.68          $16.54
  Accumulation units outstanding
  at the end of period                    370,904         381,139         369,706         333,038        342,287

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(226)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.92
    End of period                          $14.58          $10.94
  Accumulation units outstanding
  at the end of period                    205,411          1,938






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $33.90          $31.14          $27.70         $26.42          $24.32
    End of period                          $19.15          $33.90          $31.14         $27.70          $26.42
  Accumulation units outstanding
  at the end of period                    735,552         792,358         622,044         654,619        589,795

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $18.84          $23.82
    End of period                          $24.32          $18.84
  Accumulation units outstanding
  at the end of period                    412,851         118,105

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $47.32          $40.84          $38.68         $34.29          $29.39
    End of period                          $27.76          $47.32          $40.84         $38.68          $34.29
  Accumulation units outstanding
  at the end of period                    516,999         531,796         529,628         567,131        612,189

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $21.45          $26.73
    End of period                          $29.39          $21.45
  Accumulation units outstanding
  at the end of period                    451,003         118,982






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(46)

  Accumulation unit value:
    Beginning of period                    $16.60          $16.65          $14.04         $13.38          $11.74
    End of period                          $9.77           $16.60          $16.65         $14.04          $13.38
  Accumulation units outstanding
  at the end of period                   1,318,655       1,346,618       1,294,597       1,358,815      1,591,333

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(46)

  Accumulation unit value:
    Beginning of period                    $9.15           $10.98
    End of period                          $11.74          $9.15
  Accumulation units outstanding
  at the end of period                   1,182,696        440,080

ACCUMULATION UNIT VALUES
BASE CONTRACT - 1.25%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(839)

  Accumulation unit value:
    Beginning of period                    $13.12          $15.63          $11.60         $10.27           N/A
    End of period                          $8.33           $13.12          $15.63         $11.60           N/A
  Accumulation units outstanding
  at the end of period                   2,856,900       2,029,037       1,394,783        165,067          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $19.62          $18.10          $14.95         $13.68          $12.20
    End of period                          $11.45          $19.62          $18.10         $14.95          $13.68
  Accumulation units outstanding
  at the end of period                   1,238,699       1,084,768        536,024         168,722         54,421

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(574)

  Accumulation unit value:
    Beginning of period                    $14.49          $12.68          $11.90         $11.24          $10.37
    End of period                          $8.92           $14.49          $12.68         $11.90          $11.24
  Accumulation units outstanding
  at the end of period                   1,664,551       1,181,691        605,601         321,535        133,755

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(136)

  Accumulation unit value:
    Beginning of period                    $15.96          $14.51          $12.83         $11.99          $11.36
    End of period                          $9.50           $15.96          $14.51         $12.83          $11.99
  Accumulation units outstanding
  at the end of period                    560,445         419,244         226,006         157,972         87,820

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(136)

  Accumulation unit value:
    Beginning of period                    $8.31           $9.97
    End of period                          $11.36          $8.31
  Accumulation units outstanding
  at the end of period                       -             13,064






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(576)

  Accumulation unit value:
    Beginning of period                    $13.02          $12.21          $11.16         $10.27          $9.24
    End of period                          $9.22           $13.02          $12.21         $11.16          $10.27
  Accumulation units outstanding
  at the end of period                   2,849,480       1,344,300        815,477         452,758        118,905

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(576)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(606)

  Accumulation unit value:
    Beginning of period                    $31.60          $26.52          $23.70         $23.55          $21.71
    End of period                          $17.95          $31.60          $26.52         $23.70          $23.55
  Accumulation units outstanding
  at the end of period                   1,079,687        310,409          80,775         36,311          6,566

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.00           N/A             N/A            N/A
    End of period                          $4.49           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    695,856          15,801           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(152)

  Accumulation unit value:
    Beginning of period                    $30.66          $28.29          $27.39         $26.50          $24.02
    End of period                          $17.90          $30.66          $28.29         $27.39          $26.50
  Accumulation units outstanding
  at the end of period                   1,001,168        284,987         114,675         39,120          18,768

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(152)

  Accumulation unit value:
    Beginning of period                    $17.96          $18.30
    End of period                          $24.02          $17.96
  Accumulation units outstanding
  at the end of period                     10,438          6,558






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.73          $10.00           N/A             N/A            N/A
    End of period                          $6.62           $13.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   5,830,254       3,469,969          N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.72          $10.02           N/A             N/A            N/A
    End of period                          $6.60           $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,064,830        255,857           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(580)

  Accumulation unit value:
    Beginning of period                    $19.58          $19.71          $17.77         $17.40          $15.74
    End of period                          $11.79          $19.58          $19.71         $17.77          $17.40
  Accumulation units outstanding
  at the end of period                    258,346         258,955         212,632         178,814         70,787

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(580)

  Accumulation unit value:
    Beginning of period                    $26.34          $23.80          $20.06         $19.82          $16.65
    End of period                          $16.05          $26.34          $23.80         $20.06          $19.82
  Accumulation units outstanding
  at the end of period                    843,703         569,719         246,334         114,593         62,817

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.97           $10.00           N/A             N/A            N/A
    End of period                          $6.29           $9.97            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   21,157,751      15,949,474         N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.94           $9.99            N/A             N/A            N/A
    End of period                          $5.83           $9.94            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,454,848        940,732           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.89          $10.00           N/A            N/A
    End of period                          $7.60           $10.95          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                   6,632,729       4,210,038        948,112           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.00           N/A             N/A            N/A
    End of period                          $6.07           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,003,889       1,302,897          N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                    $11.79          $12.72          $10.94          $9.94           N/A
    End of period                          $7.78           $11.79          $12.72         $10.94           N/A
  Accumulation units outstanding
  at the end of period                   1,576,756        821,639         497,676         94,097           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $20.93          $19.80          $19.16         $18.90          $17.70
    End of period                          $19.60          $20.93          $19.80         $19.16          $18.90
  Accumulation units outstanding
  at the end of period                   2,454,937       2,088,198       1,331,668        513,125        110,224

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    239,053           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.91          $11.30         $10.12           N/A
    End of period                          $8.27           $13.11          $12.91         $11.30           N/A
  Accumulation units outstanding
  at the end of period                   1,457,034        974,481         476,168         114,343          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.58          $10.22          $10.00           N/A            N/A
    End of period                          $9.83           $10.58          $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,754,391        691,785         230,227           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(390)

  Accumulation unit value:
    Beginning of period                    $17.84          $16.14          $12.38         $10.57          $8.74
    End of period                          $9.78           $17.84          $16.14         $12.38          $10.57
  Accumulation units outstanding
  at the end of period                   3,145,226       2,971,670       1,625,780        408,653        204,014

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(390)

  Accumulation unit value:
    Beginning of period                    $7.26            N/A
    End of period                          $8.74            N/A
  Accumulation units outstanding
  at the end of period                    117,411           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(574)

  Accumulation unit value:
    Beginning of period                    $26.37          $24.73          $22.35         $21.31          $18.27
    End of period                          $14.47          $26.37          $24.73         $22.35          $21.31
  Accumulation units outstanding
  at the end of period                    334,782         243,227         101,906         62,456          27,079

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.12          $16.30          $15.98         $15.81          $15.20
    End of period                          $18.01          $17.12          $16.30         $15.98          $15.81
  Accumulation units outstanding
  at the end of period                   3,514,622        954,505         555,216         262,454         94,259

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1060)

  Accumulation unit value:
    Beginning of period                    $14.19          $10.90          $10.00           N/A            N/A
    End of period                          $7.00           $14.19          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                   3,861,953       2,619,039        417,465           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(136)

  Accumulation unit value:
    Beginning of period                    $20.37          $21.18          $18.72         $17.42          $14.14
    End of period                          $12.28          $20.37          $21.18         $18.72          $17.42
  Accumulation units outstanding
  at the end of period                   1,027,637        981,200         665,216         375,839        125,431

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(136)

  Accumulation unit value:
    Beginning of period                    $11.11          $12.93
    End of period                          $14.14          $11.11
  Accumulation units outstanding
  at the end of period                     17,396          9,920






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(136)

  Accumulation unit value:
    Beginning of period                    $16.22          $17.63          $15.28         $14.79          $12.98
    End of period                          $9.84           $16.22          $17.63         $15.28          $14.79
  Accumulation units outstanding
  at the end of period                    822,644         746,024         585,222         301,843        135,935

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(136)

  Accumulation unit value:
    Beginning of period                    $9.46           $11.56
    End of period                          $12.98          $9.46
  Accumulation units outstanding
  at the end of period                     18,988          11,185

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics
Division(1903)

  Accumulation unit value:
    Beginning of period                    $9.45            N/A             N/A             N/A            N/A
    End of period                          $8.40            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,667           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics
Division(1903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders
Division(1899)

  Accumulation unit value:
    Beginning of period                    $9.38            N/A             N/A             N/A            N/A
    End of period                          $8.33            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,225           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders
Division(1899)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                    $9.84           $10.21           N/A             N/A            N/A
    End of period                          $6.19           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   3,996,781       1,100,470          N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(320)

  Accumulation unit value:
    Beginning of period                    $12.35          $12.87          $11.61         $12.11          $10.06
    End of period                          $7.90           $12.35          $12.87         $11.61          $12.11
  Accumulation units outstanding
  at the end of period                   8,137,525       9,761,506       7,832,843       4,455,010      1,618,350

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(320)

  Accumulation unit value:
    Beginning of period                    $7.37            N/A
    End of period                          $10.06           N/A
  Accumulation units outstanding
  at the end of period                     4,247            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(320)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.49          $11.23         $11.16          $10.91
    End of period                          $12.37          $12.08          $11.49         $11.23          $11.16
  Accumulation units outstanding
  at the end of period                   4,862,687       3,933,578       2,582,207       1,111,272       353,497

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(320)

  Accumulation unit value:
    Beginning of period                    $10.86           N/A
    End of period                          $10.91           N/A
  Accumulation units outstanding
  at the end of period                     3,284            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(585)

  Accumulation unit value:
    Beginning of period                    $6.36           $6.17           $4.59           $4.60          $4.02
    End of period                          $3.79           $6.36           $6.17           $4.59          $4.60
  Accumulation units outstanding
  at the end of period                   1,171,928       2,173,108        803,594         88,676          61,451

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $10.81          $11.89          $10.61         $11.01          $10.05
    End of period                          $7.34           $10.81          $11.89         $10.61          $11.01
  Accumulation units outstanding
  at the end of period                    459,494         198,035         149,227         58,436          15,934

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(320)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.57          $9.05           $9.71          $9.56
    End of period                          $6.15           $11.55          $11.57          $9.05          $9.71
  Accumulation units outstanding
  at the end of period                   10,691,445      12,278,988      10,324,113      5,678,512      2,098,228

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(320)

  Accumulation unit value:
    Beginning of period                    $7.33            N/A
    End of period                          $9.56            N/A
  Accumulation units outstanding
  at the end of period                     4,308            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.53          $11.85          $10.00           N/A            N/A
    End of period                          $5.27           $10.53          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                   9,117,943       8,747,911       5,388,863          N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(581)

  Accumulation unit value:
    Beginning of period                    $10.22          $9.97           $8.64           $8.39          $7.53
    End of period                          $6.28           $10.22          $9.97           $8.64          $8.39
  Accumulation units outstanding
  at the end of period                    952,170         664,569         423,235         286,250        177,577

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division(1911)

  Accumulation unit value:
    Beginning of period                    $7.61            N/A             N/A             N/A            N/A
    End of period                          $8.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,310            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division(1911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(594)

  Accumulation unit value:
    Beginning of period                    $12.29          $15.06          $12.85         $12.26          $11.24
    End of period                          $5.99           $12.29          $15.06         $12.85          $12.26
  Accumulation units outstanding
  at the end of period                   2,081,571        588,761         609,159         93,596          26,954

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(320)

  Accumulation unit value:
    Beginning of period                    $19.69          $17.94          $12.96         $11.91          $9.42
    End of period                          $10.01          $19.69          $17.94         $12.96          $11.91
  Accumulation units outstanding
  at the end of period                   10,804,617      11,446,582      8,837,306       4,819,386      1,810,331

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(320)

  Accumulation unit value:
    Beginning of period                    $6.82            N/A
    End of period                          $9.42            N/A
  Accumulation units outstanding
  at the end of period                     88,798           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(574)

  Accumulation unit value:
    Beginning of period                    $12.91          $12.15          $11.58         $10.90          $11.00
    End of period                          $9.79           $12.91          $12.15         $11.58          $10.90
  Accumulation units outstanding
  at the end of period                   2,589,991       1,275,270        721,274         532,287        107,250

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1312)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.07           N/A             N/A            N/A
    End of period                          $6.87           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,658,711        768,567           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1312)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(320)

  Accumulation unit value:
    Beginning of period                    $20.67          $18.96          $15.29         $13.66          $11.58
    End of period                          $11.65          $20.67          $18.96         $15.29          $13.66
  Accumulation units outstanding
  at the end of period                   4,827,176       4,304,532       3,327,120       1,586,473       663,962

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(320)

  Accumulation unit value:
    Beginning of period                    $8.62            N/A
    End of period                          $11.58           N/A
  Accumulation units outstanding
  at the end of period                    151,133           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $14.02          $14.00          $11.93         $10.91          $9.71
    End of period                          $7.96           $14.02          $14.00         $11.93          $10.91
  Accumulation units outstanding
  at the end of period                   95,080,559      93,707,314      54,886,906     13,329,141       636,745

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $12.05          $10.74          $10.00           N/A            N/A
    End of period                          $6.42           $12.05          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                   11,636,891      6,563,068       2,015,789          N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(675)

  Accumulation unit value:
    Beginning of period                    $12.89          $10.96          $10.59         $10.84          $10.00
    End of period                          $7.44           $12.89          $10.96         $10.59          $10.84
  Accumulation units outstanding
  at the end of period                   1,233,070       1,327,378        991,703         589,339         85,151

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1305)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.01           N/A             N/A            N/A
    End of period                          $6.18           $11.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,878,945       1,199,890          N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1305)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(574)

  Accumulation unit value:
    Beginning of period                    $37.87          $28.35          $23.76         $17.59          $14.29
    End of period                          $23.24          $37.87          $28.35         $23.76          $17.59
  Accumulation units outstanding
  at the end of period                   2,356,358       1,839,472       1,204,962        445,616         99,240

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim
30 Division(1909)

  Accumulation unit value:
    Beginning of period                    $8.60            N/A             N/A             N/A            N/A
    End of period                          $9.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,445            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim
30 Division(1909)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(320)

  Accumulation unit value:
    Beginning of period                    $14.64          $14.12          $13.66         $10.07          $8.67
    End of period                          $7.28           $14.64          $14.12         $13.66          $10.07
  Accumulation units outstanding
  at the end of period                   8,124,550       9,852,826       8,165,315       4,785,182      1,895,393

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(320)

  Accumulation unit value:
    Beginning of period                    $7.36            N/A
    End of period                          $8.67            N/A
  Accumulation units outstanding
  at the end of period                     4,505            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.22          $10.15           N/A            N/A
    End of period                          $7.21           $10.85          $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                    709,559         400,324         221,930           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(320)

  Accumulation unit value:
    Beginning of period                    $16.43          $15.48          $14.29         $12.92          $11.30
    End of period                          $10.12          $16.43          $15.48         $14.29          $12.92
  Accumulation units outstanding
  at the end of period                   3,938,106       3,908,955       2,583,437       1,265,420       541,514

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(320)

  Accumulation unit value:
    Beginning of period                    $8.64            N/A
    End of period                          $11.30           N/A
  Accumulation units outstanding
  at the end of period                     3,574            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.37          $10.88         $10.56          $9.71
    End of period                          $7.89           $12.81          $12.37         $10.88          $10.56
  Accumulation units outstanding
  at the end of period                   7,198,386       6,123,293       4,555,019       2,458,358      1,085,216

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                    $8.01            N/A
    End of period                          $9.71            N/A
  Accumulation units outstanding
  at the end of period                     4,066            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1305)

  Accumulation unit value:
    Beginning of period                    $8.85           $10.06           N/A             N/A            N/A
    End of period                          $6.10           $8.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,400,502        753,201           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1305)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(320)

  Accumulation unit value:
    Beginning of period                    $19.16          $21.67          $20.04         $18.63          $16.75
    End of period                          $11.34          $19.16          $21.67         $20.04          $18.63
  Accumulation units outstanding
  at the end of period                   5,284,730       5,709,581       4,574,241       2,504,109       948,065

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(320)

  Accumulation unit value:
    Beginning of period                    $12.04           N/A
    End of period                          $16.75           N/A
  Accumulation units outstanding
  at the end of period                     2,467            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(320)

  Accumulation unit value:
    Beginning of period                    $15.29          $15.82          $13.63         $13.24          $11.42
    End of period                          $9.82           $15.29          $15.82         $13.63          $13.24
  Accumulation units outstanding
  at the end of period                   3,443,189       3,024,405       2,189,530       1,049,506       485,967

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(320)

  Accumulation unit value:
    Beginning of period                    $8.24            N/A
    End of period                          $11.42           N/A
  Accumulation units outstanding
  at the end of period                     25,168           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(585)

  Accumulation unit value:
    Beginning of period                    $7.15           $6.32           $5.86           $5.79          $5.40
    End of period                          $4.00           $7.15           $6.32           $5.86          $5.79
  Accumulation units outstanding
  at the end of period                   1,702,567       1,781,979       1,492,769        698,559        103,335

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                    $18.02          $15.27          $15.68         $11.44          $10.00
    End of period                          $9.35           $18.02          $15.27         $15.68          $11.44
  Accumulation units outstanding
  at the end of period                   13,493,927      13,930,866      11,097,416      3,736,678       283,580

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                    $14.56          $13.31          $12.02         $11.08          $10.05
    End of period                          $8.23           $14.56          $13.31         $12.02          $11.08
  Accumulation units outstanding
  at the end of period                   6,540,919       6,245,710       4,833,836       2,210,891       185,543

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(305)

  Accumulation unit value:
    Beginning of period                    $15.53          $14.79          $12.81         $11.40          $9.79
    End of period                          $9.07           $15.53          $14.79         $12.81          $11.40
  Accumulation units outstanding
  at the end of period                   1,983,199       1,701,916       1,211,712        510,013        216,689

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(305)

  Accumulation unit value:
    Beginning of period                    $6.65            N/A
    End of period                          $9.79            N/A
  Accumulation units outstanding
  at the end of period                     17,092           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1772)

  Accumulation unit value:
    Beginning of period                    $8.92            N/A             N/A             N/A            N/A
    End of period                          $4.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     99,402           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1771)

  Accumulation unit value:
    Beginning of period                    $7.95            N/A             N/A             N/A            N/A
    End of period                          $4.17            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,469,219          N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.96          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $10.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   7,352,155        930,973           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.58          $14.57          $14.26         $14.11          $13.60
    End of period                          $15.44          $15.58          $14.57         $14.26          $14.11
  Accumulation units outstanding
  at the end of period                   10,041,547      5,230,320       3,086,909       1,228,696       350,793

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(587)

  Accumulation unit value:
    Beginning of period                    $22.64          $24.72          $22.00         $20.49          $18.46
    End of period                          $13.30          $22.64          $24.72         $22.00          $20.49
  Accumulation units outstanding
  at the end of period                     77,555          48,941          39,106         12,246          5,782

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.15          $14.49          $13.27         $13.22          $12.84
    End of period                          $9.68           $14.15          $14.49         $13.27          $13.22
  Accumulation units outstanding
  at the end of period                   2,155,120       2,176,242       1,863,700        528,118        181,353

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1776)

  Accumulation unit value:
    Beginning of period                    $10.44           N/A             N/A             N/A            N/A
    End of period                          $5.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     73,880           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1773)

  Accumulation unit value:
    Beginning of period                    $10.38           N/A             N/A             N/A            N/A
    End of period                          $6.26            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     67,379           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(574)

  Accumulation unit value:
    Beginning of period                    $21.68          $23.26          $20.84         $20.12          $18.33
    End of period                          $11.30          $21.68          $23.26         $20.84          $20.12
  Accumulation units outstanding
  at the end of period                    314,007         162,845          95,489         76,209          59,349

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1897)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $5.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    581,342           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1452)

  Accumulation unit value:
    Beginning of period                    $9.92           $9.96            N/A             N/A            N/A
    End of period                          $6.70           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   9,670,420        207,958           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1452)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.00           N/A             N/A            N/A
    End of period                          $6.91           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    841,974          36,223           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.52          $10.00           N/A             N/A            N/A
    End of period                          $6.32           $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    900,496         393,858           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.57          $10.19           N/A             N/A            N/A
    End of period                          $7.66           $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,516,911        635,767           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.54          $10.10           N/A             N/A            N/A
    End of period                          $6.79           $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   3,053,845        733,954           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1453)

  Accumulation unit value:
    Beginning of period                    $9.77           $10.03           N/A             N/A            N/A
    End of period                          $7.14           $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,262,689         16,281           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1453)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.00           N/A             N/A            N/A
    End of period                          $6.28           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,459,938         60,548           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(574)

  Accumulation unit value:
    Beginning of period                    $16.88          $15.66          $13.72         $12.81          $11.42
    End of period                          $10.14          $16.88          $15.66         $13.72          $12.81
  Accumulation units outstanding
  at the end of period                   4,174,919       3,101,140       1,829,793       1,018,137       736,917

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                    $11.82          $11.26          $10.57         $10.32          $9.98
    End of period                          $10.07          $11.82          $11.26         $10.57          $10.32
  Accumulation units outstanding
  at the end of period                   5,394,641       2,487,422       1,537,320        807,494        134,449

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(525)

  Accumulation unit value:
    Beginning of period                    $16.75          $15.60          $13.84         $13.04          $12.15
    End of period                          $10.69          $16.75          $15.60         $13.84          $13.04
  Accumulation units outstanding
  at the end of period                   10,027,762      7,689,554       5,021,621       2,475,817      1,351,133

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(684)

  Accumulation unit value:
    Beginning of period                    $12.64          $11.88          $10.90         $10.51          $9.90
    End of period                          $9.83           $12.64          $11.88         $10.90          $10.51
  Accumulation units outstanding
  at the end of period                   10,001,175      6,203,688       3,752,637       1,281,922       211,053

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(576)

  Accumulation unit value:
    Beginning of period                    $15.91          $14.83          $13.38         $12.73          $11.55
    End of period                          $11.39          $15.91          $14.83         $13.38          $12.73
  Accumulation units outstanding
  at the end of period                   12,944,773      10,507,143      6,689,681       2,810,921       840,169

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(576)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1011)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.87          $9.93            N/A            N/A
    End of period                          $8.09           $11.72          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                    907,324         468,600         124,889           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1011)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1029)

  Accumulation unit value:
    Beginning of period                    $11.89          $11.00          $10.08           N/A            N/A
    End of period                          $7.83           $11.89          $11.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                    362,551         194,636          78,673           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1026)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.07          $10.07           N/A            N/A
    End of period                          $7.65           $12.03          $11.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                    301,125         137,362          39,867           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1026)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1000)

  Accumulation unit value:
    Beginning of period                    $11.21          $10.61          $10.01           N/A            N/A
    End of period                          $9.06           $11.21          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                    835,572         508,022         202,673           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1000)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.00           N/A             N/A            N/A
    End of period                          $6.39           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    962,475          22,366           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(136)

  Accumulation unit value:
    Beginning of period                    $28.95          $27.27          $24.30         $23.36          $21.34
    End of period                          $22.67          $28.95          $27.27         $24.30          $23.36
  Accumulation units outstanding
  at the end of period                   3,233,221       2,023,900       1,157,101        624,276        277,956

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(136)

  Accumulation unit value:
    Beginning of period                    $17.77          $19.10
    End of period                          $21.34          $17.77
  Accumulation units outstanding
  at the end of period                       -             6,538






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(356)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.00          $12.59         $12.41          $12.47
    End of period                          $13.57          $13.44          $13.00         $12.59          $12.41
  Accumulation units outstanding
  at the end of period                   12,631,995      5,523,649       1,493,962        425,405        203,195

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(356)

  Accumulation unit value:
    Beginning of period                    $12.53           N/A
    End of period                          $12.47           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(580)

  Accumulation unit value:
    Beginning of period                    $22.42          $21.05          $17.62         $16.50          $14.36
    End of period                          $14.76          $22.42          $21.05         $17.62          $16.50
  Accumulation units outstanding
  at the end of period                   1,794,121       1,444,679        759,333         234,256        115,269

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(580)

  Accumulation unit value:
    Beginning of period                    $33.47          $30.78          $27.41         $26.16          $23.22
    End of period                          $18.89          $33.47          $30.78         $27.41          $26.16
  Accumulation units outstanding
  at the end of period                   2,018,577       1,395,528        581,129         264,530         94,422

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(136)

  Accumulation unit value:
    Beginning of period                    $46.72          $40.37          $38.27         $33.96          $29.14
    End of period                          $27.39          $46.72          $40.37         $38.27          $33.96
  Accumulation units outstanding
  at the end of period                   1,698,448       1,133,721        601,368         254,389        108,532

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(136)

  Accumulation unit value:
    Beginning of period                    $21.29          $25.75
    End of period                          $29.14          $21.29
  Accumulation units outstanding
  at the end of period                     8,405           5,080






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(468)

  Accumulation unit value:
    Beginning of period                    $16.47          $16.54          $13.96         $13.31          $11.70
    End of period                          $9.69           $16.47          $16.54         $13.96          $13.31
  Accumulation units outstanding
  at the end of period                   2,559,870       2,121,695       1,516,433        751,051        373,784

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(468)

  Accumulation unit value:
    Beginning of period                    $11.12           N/A
    End of period                          $11.70           N/A
  Accumulation units outstanding
  at the end of period                     21,650           N/A


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.30%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(822)

  Accumulation unit value:
    Beginning of period                    $13.10          $15.62          $11.60         $10.07           N/A
    End of period                          $8.31           $13.10          $15.62         $11.60           N/A
  Accumulation units outstanding
  at the end of period                     75,209          67,266         127,457         39,968           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(822)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $19.50          $18.00          $14.87         $13.61          $11.85
    End of period                          $11.37          $19.50          $18.00         $14.87          $13.61
  Accumulation units outstanding
  at the end of period                    200,147         195,982         177,325         173,414        182,515

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $9.34           $11.16
    End of period                          $11.85          $9.34
  Accumulation units outstanding
  at the end of period                    241,130          95,683






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(51)

  Accumulation unit value:
    Beginning of period                    $14.45          $12.65          $11.88         $11.22          $10.33
    End of period                          $8.89           $14.45          $12.65         $11.88          $11.22
  Accumulation units outstanding
  at the end of period                    299,276         282,942         248,323         261,001        283,073

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(51)

  Accumulation unit value:
    Beginning of period                    $8.05           $10.44
    End of period                          $10.33          $8.05
  Accumulation units outstanding
  at the end of period                    290,967         113,224

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(51)

  Accumulation unit value:
    Beginning of period                    $15.91          $14.47          $12.81         $11.97          $11.35
    End of period                          $9.47           $15.91          $14.47         $12.81          $11.97
  Accumulation units outstanding
  at the end of period                     96,925         124,790         135,633         153,987        163,897

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(51)

  Accumulation unit value:
    Beginning of period                    $8.30           $10.77
    End of period                          $11.35          $8.30
  Accumulation units outstanding
  at the end of period                    270,730         108,280






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.17          $11.13         $10.24          $9.48
    End of period                          $9.18           $12.97          $12.17         $11.13          $10.24
  Accumulation units outstanding
  at the end of period                    424,501         480,448         578,764         586,520        582,036

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $8.45           $9.09
    End of period                          $9.48           $8.45
  Accumulation units outstanding
  at the end of period                    594,124         176,271

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(586)

  Accumulation unit value:
    Beginning of period                    $31.40          $26.37          $23.57         $23.43          $20.97
    End of period                          $17.83          $31.40          $26.37         $23.57          $23.43
  Accumulation units outstanding
  at the end of period                     15,530          17,379          5,187            647            405

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.86           $9.76            N/A             N/A            N/A
    End of period                          $4.49           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,289          1,826            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(51)

  Accumulation unit value:
    Beginning of period                    $30.47          $28.13          $27.24         $26.37          $23.92
    End of period                          $17.78          $30.47          $28.13         $27.24          $26.37
  Accumulation units outstanding
  at the end of period                     47,919          33,463          32,568         44,749          68,972

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(51)

  Accumulation unit value:
    Beginning of period                    $17.89          $24.02
    End of period                          $23.92          $17.89
  Accumulation units outstanding
  at the end of period                     77,776          18,820






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.73          $10.45           N/A             N/A            N/A
    End of period                          $6.61           $13.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    131,362         134,628           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.72          $9.87            N/A             N/A            N/A
    End of period                          $6.59           $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,504          26,261           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $19.47          $19.61          $17.69         $17.33          $16.51
    End of period                          $11.72          $19.47          $19.61         $17.69          $17.33
  Accumulation units outstanding
  at the end of period                    131,735         144,525         170,346         176,786        182,045

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $13.43          $16.63
    End of period                          $16.51          $13.43
  Accumulation units outstanding
  at the end of period                    194,596          68,959

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(51)

  Accumulation unit value:
    Beginning of period                    $26.19          $23.68          $19.97         $19.74          $16.83
    End of period                          $15.96          $26.19          $23.68         $19.97          $19.74
  Accumulation units outstanding
  at the end of period                    100,070          76,030          78,224         84,733          92,211

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(51)

  Accumulation unit value:
    Beginning of period                    $12.18          $15.59
    End of period                          $16.83          $12.18
  Accumulation units outstanding
  at the end of period                    103,312          59,693






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.97           $9.99            N/A             N/A            N/A
    End of period                          $6.28           $9.97            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    190,902         248,959           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.95           $10.14           N/A             N/A            N/A
    End of period                          $5.83           $9.95            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,981          18,116           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.88          $9.86            N/A            N/A
    End of period                          $7.59           $10.94          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                    149,588         161,116          50,514           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.90           $9.88            N/A             N/A            N/A
    End of period                          $6.07           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,776          46,333           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(823)

  Accumulation unit value:
    Beginning of period                    $11.77          $12.71          $10.94         $10.10           N/A
    End of period                          $7.77           $11.77          $12.71         $10.94           N/A
  Accumulation units outstanding
  at the end of period                     74,746          53,446          55,007         29,614           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(823)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $20.80          $19.69          $19.05         $18.81          $17.82
    End of period                          $19.46          $20.80          $19.69         $19.05          $18.81
  Accumulation units outstanding
  at the end of period                    241,971         293,602         250,540         260,572        249,858

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $15.90          $15.02
    End of period                          $17.82          $15.90
  Accumulation units outstanding
  at the end of period                    243,927          70,227






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      645             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(823)

  Accumulation unit value:
    Beginning of period                    $13.09          $12.90          $11.29         $10.11           N/A
    End of period                          $8.26           $13.09          $12.90         $11.29           N/A
  Accumulation units outstanding
  at the end of period                     78,864          71,270          76,828         39,887           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(823)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.22          $10.00           N/A            N/A
    End of period                          $9.81           $10.57          $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                    171,406         115,979          55,580           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(238)

  Accumulation unit value:
    Beginning of period                    $17.76          $16.07          $12.33         $10.54          $8.71
    End of period                          $9.73           $17.76          $16.07         $12.33          $10.54
  Accumulation units outstanding
  at the end of period                    266,173         267,555         268,288         254,624        218,930

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(238)

  Accumulation unit value:
    Beginning of period                    $6.33           $6.36
    End of period                          $8.71           $6.33
  Accumulation units outstanding
  at the end of period                    110,863          3,289






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(56)

  Accumulation unit value:
    Beginning of period                    $26.20          $24.59          $22.23         $21.21          $18.21
    End of period                          $14.37          $26.20          $24.59         $22.23          $21.21
  Accumulation units outstanding
  at the end of period                     44,418          48,547          23,904         25,283          35,281

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(56)

  Accumulation unit value:
    Beginning of period                    $13.60          $17.21
    End of period                          $18.21          $13.60
  Accumulation units outstanding
  at the end of period                     49,176          10,395

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $17.01          $16.20          $15.90         $15.73          $15.35
    End of period                          $17.89          $17.01          $16.20         $15.90          $15.73
  Accumulation units outstanding
  at the end of period                    361,853         267,137         305,152         335,464        442,983

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $15.37          $14.17
    End of period                          $15.35          $15.37
  Accumulation units outstanding
  at the end of period                    508,132         249,752






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $14.18          $10.90          $9.99            N/A            N/A
    End of period                          $6.99           $14.18          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                    130,956          86,001          21,130           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(50)

  Accumulation unit value:
    Beginning of period                    $20.27          $21.09          $18.65         $17.36          $14.10
    End of period                          $12.21          $20.27          $21.09         $18.65          $17.36
  Accumulation units outstanding
  at the end of period                    217,477         256,139         262,214         315,769        342,636

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(50)

  Accumulation unit value:
    Beginning of period                    $11.08          $12.83
    End of period                          $14.10          $11.08
  Accumulation units outstanding
  at the end of period                    333,870         154,000






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $16.14          $17.55          $15.22         $14.73          $12.94
    End of period                          $9.79           $16.14          $17.55         $15.22          $14.73
  Accumulation units outstanding
  at the end of period                    158,965         187,170         201,887         270,006        311,220

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $9.44           $11.40
    End of period                          $12.94          $9.44
  Accumulation units outstanding
  at the end of period                    311,613         123,077

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1410)

  Accumulation unit value:
    Beginning of period                    $9.83           $10.50           N/A             N/A            N/A
    End of period                          $6.19           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,357           28,009           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1410)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $12.30          $12.82          $11.57         $12.08          $10.04
    End of period                          $7.86           $12.30          $12.82         $11.57          $12.08
  Accumulation units outstanding
  at the end of period                    672,137         802,654         946,676        1,040,696      1,066,272

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $7.65           $9.76
    End of period                          $10.04          $7.65
  Accumulation units outstanding
  at the end of period                    914,693         275,854

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(51)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.47          $11.21         $11.15          $10.90
    End of period                          $12.33          $12.04          $11.47         $11.21          $11.15
  Accumulation units outstanding
  at the end of period                    353,220         342,600         432,795         431,719        488,787

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(51)

  Accumulation unit value:
    Beginning of period                    $10.72          $9.98
    End of period                          $10.90          $10.72
  Accumulation units outstanding
  at the end of period                    431,063          96,757






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(498)

  Accumulation unit value:
    Beginning of period                    $6.33           $6.15           $4.58           $4.59          $4.28
    End of period                          $3.77           $6.33           $6.15           $4.58          $4.59
  Accumulation units outstanding
  at the end of period                     17,649          60,267          47,767            -            21,120

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(481)

  Accumulation unit value:
    Beginning of period                    $10.77          $11.84          $10.58         $10.98          $10.10
    End of period                          $7.30           $10.77          $11.84         $10.58          $10.98
  Accumulation units outstanding
  at the end of period                     10,979          9,283           15,569         16,250          6,544

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(481)

  Accumulation unit value:
    Beginning of period                    $9.99            N/A
    End of period                          $10.10           N/A
  Accumulation units outstanding
  at the end of period                      100             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(38)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.53          $9.02           $9.68          $9.54
    End of period                          $6.13           $11.50          $11.53          $9.02          $9.68
  Accumulation units outstanding
  at the end of period                    953,931        1,046,615       1,252,226       1,410,909      1,473,496

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(38)

  Accumulation unit value:
    Beginning of period                    $7.68           $8.38
    End of period                          $9.54           $7.68
  Accumulation units outstanding
  at the end of period                   1,289,064        492,647

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.52          $11.84          $10.00           N/A            N/A
    End of period                          $5.26           $10.52          $11.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                    131,621         151,365         177,079           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(66)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.93           $8.61           $8.37          $7.62
    End of period                          $6.25           $10.17          $9.93           $8.61          $8.37
  Accumulation units outstanding
  at the end of period                    198,518         231,138         294,664         294,762        381,820

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(66)

  Accumulation unit value:
    Beginning of period                    $5.98           $8.04
    End of period                          $7.62           $5.98
  Accumulation units outstanding
  at the end of period                    386,064          40,511

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division(1906)

  Accumulation unit value:
    Beginning of period                    $8.62            N/A             N/A             N/A            N/A
    End of period                          $8.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      549             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division(1906)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(498)

  Accumulation unit value:
    Beginning of period                    $12.24          $15.00          $12.81         $12.23          $11.15
    End of period                          $5.96           $12.24          $15.00         $12.81          $12.23
  Accumulation units outstanding
  at the end of period                     15,098          11,617          47,317         26,104          20,876

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $19.60          $17.87          $12.92         $11.88          $9.40
    End of period                          $9.96           $19.60          $17.87         $12.92          $11.88
  Accumulation units outstanding
  at the end of period                    635,820         742,223         889,652        1,023,153      1,016,476

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $7.15           $9.04
    End of period                          $9.40           $7.15
  Accumulation units outstanding
  at the end of period                    861,415         240,286






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $12.86          $12.11          $11.54         $10.87          $10.64
    End of period                          $9.74           $12.86          $12.11         $11.54          $10.87
  Accumulation units outstanding
  at the end of period                     62,175          46,280          43,348         49,988          29,090

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $10.64           N/A
    End of period                          $10.64           N/A
  Accumulation units outstanding
  at the end of period                     4,657            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1419)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.32           N/A             N/A            N/A
    End of period                          $6.86           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,577          11,378           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1419)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(38)

  Accumulation unit value:
    Beginning of period                    $20.61          $18.91          $15.26         $13.64          $11.56
    End of period                          $11.61          $20.61          $18.91         $15.26          $13.64
  Accumulation units outstanding
  at the end of period                    334,349         335,917         464,339         479,223        563,254

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(38)

  Accumulation unit value:
    Beginning of period                    $8.53           $10.00
    End of period                          $11.56          $8.53
  Accumulation units outstanding
  at the end of period                    529,980         140,393

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                    $14.00          $13.98          $11.92         $10.91          $9.79
    End of period                          $7.94           $14.00          $13.98         $11.92          $10.91
  Accumulation units outstanding
  at the end of period                    793,032        1,051,460        982,542         615,640         89,458

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                    $12.04          $10.74          $9.04            N/A            N/A
    End of period                          $6.41           $12.04          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,393          59,931          34,812           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(685)

  Accumulation unit value:
    Beginning of period                    $12.87          $10.95          $10.59         $10.84          $10.03
    End of period                          $7.43           $12.87          $10.95         $10.59          $10.84
  Accumulation units outstanding
  at the end of period                     32,821          61,490          40,093         38,224          7,142

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1312)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.00           N/A             N/A            N/A
    End of period                          $6.18           $11.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,572          8,681            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1312)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $37.71          $28.24          $23.69         $17.54          $13.33
    End of period                          $23.13          $37.71          $28.24         $23.69          $17.54
  Accumulation units outstanding
  at the end of period                     55,829          69,761          91,802         79,971          75,740

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $13.05           N/A
    End of period                          $13.33           N/A
  Accumulation units outstanding
  at the end of period                       77             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim
30 Division(1906)

  Accumulation unit value:
    Beginning of period                    $8.73            N/A             N/A             N/A            N/A
    End of period                          $9.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      542             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim
30 Division(1906)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $14.58          $14.06          $13.61         $10.05          $8.65
    End of period                          $7.25           $14.58          $14.06         $13.61          $10.05
  Accumulation units outstanding
  at the end of period                    703,252         792,194         933,971        1,151,128      1,122,884

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $7.37           $9.92
    End of period                          $8.65           $7.37
  Accumulation units outstanding
  at the end of period                    943,584         280,949






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.21          $10.08           N/A            N/A
    End of period                          $7.20           $10.84          $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,230           14,532          6,035            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(38)

  Accumulation unit value:
    Beginning of period                    $16.38          $15.44          $14.26         $12.90          $11.29
    End of period                          $10.09          $16.38          $15.44         $14.26          $12.90
  Accumulation units outstanding
  at the end of period                    417,627         429,001         621,103         642,199        747,387

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(38)

  Accumulation unit value:
    Beginning of period                    $8.50           $9.92
    End of period                          $11.29          $8.50
  Accumulation units outstanding
  at the end of period                    670,848         172,520






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(38)

  Accumulation unit value:
    Beginning of period                    $12.78          $12.34          $10.86         $10.54          $9.70
    End of period                          $7.86           $12.78          $12.34         $10.86          $10.54
  Accumulation units outstanding
  at the end of period                   1,006,742        936,610        1,161,146       1,310,836      1,460,446

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(38)

  Accumulation unit value:
    Beginning of period                    $7.69           $9.89
    End of period                          $9.70           $7.69
  Accumulation units outstanding
  at the end of period                   1,418,434        363,354

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1312)

  Accumulation unit value:
    Beginning of period                    $8.85           $10.16           N/A             N/A            N/A
    End of period                          $6.10           $8.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,581          33,396           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1312)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $19.08          $21.58          $19.97         $18.58          $16.72
    End of period                          $11.29          $19.08          $21.58         $19.97          $18.58
  Accumulation units outstanding
  at the end of period                    444,149         474,222         541,623         614,492        612,047

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $11.44          $15.31
    End of period                          $16.72          $11.44
  Accumulation units outstanding
  at the end of period                    539,391         176,927

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(38)

  Accumulation unit value:
    Beginning of period                    $15.24          $15.78          $13.60         $13.22          $11.41
    End of period                          $9.79           $15.24          $15.78         $13.60          $13.22
  Accumulation units outstanding
  at the end of period                    386,126         411,036         553,557         603,585        729,828

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(38)

  Accumulation unit value:
    Beginning of period                    $7.92           $9.82
    End of period                          $11.41          $7.92
  Accumulation units outstanding
  at the end of period                    677,137         152,424






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(498)

  Accumulation unit value:
    Beginning of period                    $7.12           $6.30           $5.84           $5.77          $6.32
    End of period                          $3.98           $7.12           $6.30           $5.84          $5.77
  Accumulation units outstanding
  at the end of period                     14,512          38,977         100,294         25,882          31,791

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(684)

  Accumulation unit value:
    Beginning of period                    $17.99          $15.25          $15.67         $11.43          $9.53
    End of period                          $9.33           $17.99          $15.25         $15.67          $11.43
  Accumulation units outstanding
  at the end of period                    259,437         281,047         292,139         379,448         84,009

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                    $14.54          $13.30          $12.01         $11.08          $9.78
    End of period                          $8.21           $14.54          $13.30         $12.01          $11.08
  Accumulation units outstanding
  at the end of period                    133,545         182,715         267,679         216,327         60,950

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.75          $12.78         $11.38          $9.77
    End of period                          $9.04           $15.48          $14.75         $12.78          $11.38
  Accumulation units outstanding
  at the end of period                    237,886         258,132         337,644         354,712        355,211

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $7.05           $8.63
    End of period                          $9.77           $7.05
  Accumulation units outstanding
  at the end of period                    330,751         153,885






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1795)

  Accumulation unit value:
    Beginning of period                    $8.36            N/A             N/A             N/A            N/A
    End of period                          $4.17            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,603           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.95          $10.21           N/A             N/A            N/A
    End of period                          $10.41          $10.95           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    345,250         105,540           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $15.50          $14.51          $14.20         $14.06          $13.64
    End of period                          $15.36          $15.50          $14.51         $14.20          $14.06
  Accumulation units outstanding
  at the end of period                   1,055,909        964,692         867,918         911,352       1,002,451

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $13.19          $12.50
    End of period                          $13.64          $13.19
  Accumulation units outstanding
  at the end of period                   1,089,332        441,234






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $22.50          $24.57          $21.89         $20.39          $18.27
    End of period                          $13.21          $22.50          $24.57         $21.89          $20.39
  Accumulation units outstanding
  at the end of period                     13,807          19,666          20,881         31,927          28,030

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $14.55          $18.26
    End of period                          $18.27          $14.55
  Accumulation units outstanding
  at the end of period                     41,500          9,642

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.08          $14.42          $13.22         $13.17          $12.80
    End of period                          $9.62           $14.08          $14.42         $13.22          $13.17
  Accumulation units outstanding
  at the end of period                    295,060         397,052         525,942         490,252        559,837

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1803)

  Accumulation unit value:
    Beginning of period                    $10.82           N/A             N/A             N/A            N/A
    End of period                          $5.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,545            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1803)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                    $10.77           N/A             N/A             N/A            N/A
    End of period                          $6.25            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,925           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(53)

  Accumulation unit value:
    Beginning of period                    $21.54          $23.13          $20.73         $20.02          $18.48
    End of period                          $11.23          $21.54          $23.13         $20.73          $20.02
  Accumulation units outstanding
  at the end of period                    107,976         107,741         120,815         143,422        150,833

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(53)

  Accumulation unit value:
    Beginning of period                    $15.03          $18.28
    End of period                          $18.48          $15.03
  Accumulation units outstanding
  at the end of period                    153,030          43,465

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.21            N/A             N/A             N/A            N/A
    End of period                          $5.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,857            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.92           $9.98            N/A             N/A            N/A
    End of period                          $6.70           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,755          3,362            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $9.53            N/A             N/A             N/A            N/A
    End of period                          $6.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,988           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $7.66            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,154            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.54          $10.40           N/A             N/A            N/A
    End of period                          $6.79           $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,727          12,958           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.11            N/A             N/A             N/A            N/A
    End of period                          $7.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      826             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.33            N/A             N/A             N/A            N/A
    End of period                          $6.28            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,982           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $16.80          $15.59          $13.67         $12.77          $11.48
    End of period                          $10.09          $16.80          $15.59         $13.67          $12.77
  Accumulation units outstanding
  at the end of period                    860,356         962,688        1,115,976       1,383,706      1,603,199

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $9.17           $10.75
    End of period                          $11.48          $9.17
  Accumulation units outstanding
  at the end of period                    595,226         195,835






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.25          $10.56         $10.23           N/A
    End of period                          $10.05          $11.80          $11.25         $10.56           N/A
  Accumulation units outstanding
  at the end of period                    195,288          86,130          67,299         49,682           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $16.66          $15.53          $13.78         $13.00          $11.82
    End of period                          $10.63          $16.66          $15.53         $13.78          $13.00
  Accumulation units outstanding
  at the end of period                   2,195,848       2,448,386       2,751,945       3,169,990      3,586,497

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $9.84           $10.90
    End of period                          $11.82          $9.84
  Accumulation units outstanding
  at the end of period                   2,989,400       1,064,743






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(807)

  Accumulation unit value:
    Beginning of period                    $12.62          $11.87          $10.89         $10.31           N/A
    End of period                          $9.81           $12.62          $11.87         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    270,444         166,179          18,349         10,862           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(807)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(55)

  Accumulation unit value:
    Beginning of period                    $15.83          $14.76          $13.33         $12.69          $11.73
    End of period                          $11.33          $15.83          $14.76         $13.33          $12.69
  Accumulation units outstanding
  at the end of period                   1,943,239       2,242,665       2,358,636       2,452,893      2,550,103

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(55)

  Accumulation unit value:
    Beginning of period                    $10.10          $11.00
    End of period                          $11.73          $10.10
  Accumulation units outstanding
  at the end of period                   2,271,862        747,818






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.71          $11.49           N/A             N/A            N/A
    End of period                          $8.08           $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      778             779             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1051)

  Accumulation unit value:
    Beginning of period                    $11.88          $10.99          $10.23           N/A            N/A
    End of period                          $7.82           $11.88          $10.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1051)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1121)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.61          $9.95            N/A            N/A
    End of period                          $9.04           $11.19          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,507          17,547          16,392           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1121)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $28.77          $27.11          $24.17         $23.25          $21.24
    End of period                          $22.51          $28.77          $27.11         $24.17          $23.25
  Accumulation units outstanding
  at the end of period                    363,549         385,375         456,177         516,463        542,978

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $17.70          $18.44
    End of period                          $21.24          $17.70
  Accumulation units outstanding
  at the end of period                    471,259         165,008






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(52)

  Accumulation unit value:
    Beginning of period                    $13.35          $12.91          $12.51         $12.34          $12.41
    End of period                          $13.46          $13.35          $12.91         $12.51          $12.34
  Accumulation units outstanding
  at the end of period                    870,984         493,762         473,475         189,876        238,182

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(52)

  Accumulation unit value:
    Beginning of period                    $12.51          $12.54
    End of period                          $12.41          $12.51
  Accumulation units outstanding
  at the end of period                    246,897         280,391

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(218)

  Accumulation unit value:
    Beginning of period                    $22.40          $21.05          $17.63         $16.52          $14.58
    End of period                          $14.74          $22.40          $21.05         $17.63          $16.52
  Accumulation units outstanding
  at the end of period                    217,278         196,403         205,053         190,917        125,933

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(218)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.83
    End of period                          $14.58          $10.96
  Accumulation units outstanding
  at the end of period                     91,491          3,824






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $33.26          $30.60          $27.27         $26.04          $24.01
    End of period                          $18.76          $33.26          $30.60         $27.27          $26.04
  Accumulation units outstanding
  at the end of period                    352,355         364,184         283,414         302,838        272,815

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $18.63          $23.09
    End of period                          $24.01          $18.63
  Accumulation units outstanding
  at the end of period                    280,700          82,484

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $46.43          $40.13          $38.07         $33.80          $29.01
    End of period                          $27.20          $46.43          $40.13         $38.07          $33.80
  Accumulation units outstanding
  at the end of period                    171,164         187,970         191,080         206,392        224,342

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $21.21          $25.22
    End of period                          $29.01          $21.21
  Accumulation units outstanding
  at the end of period                    224,188          75,918






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(52)

  Accumulation unit value:
    Beginning of period                    $16.41          $16.49          $13.92         $13.28          $11.68
    End of period                          $9.64           $16.41          $16.49         $13.92          $13.28
  Accumulation units outstanding
  at the end of period                    625,555         651,539         746,643         797,625        865,635

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(52)

  Accumulation unit value:
    Beginning of period                    $9.11           $10.87
    End of period                          $11.68          $9.11
  Accumulation units outstanding
  at the end of period                    858,568         336,708

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.35%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1182)

  Accumulation unit value:
    Beginning of period                    $13.08          $15.60          $14.86           N/A            N/A
    End of period                          $8.30           $13.08          $15.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,786          35,127          8,298            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1182)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(552)

  Accumulation unit value:
    Beginning of period                    $19.38          $17.89          $14.79         $13.55          $12.27
    End of period                          $11.29          $19.38          $17.89         $14.79          $13.55
  Accumulation units outstanding
  at the end of period                     14,766          5,700           27,746         32,948          23,475

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(552)

  Accumulation unit value:
    Beginning of period                    $14.40          $12.61          $11.85         $11.20          $10.90
    End of period                          $8.86           $14.40          $12.61         $11.85          $11.20
  Accumulation units outstanding
  at the end of period                     12,542          12,652          48,094         46,032          42,026

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(552)

  Accumulation unit value:
    Beginning of period                    $15.86          $14.44          $12.78         $11.95          $11.89
    End of period                          $9.43           $15.86          $14.44         $12.78          $11.95
  Accumulation units outstanding
  at the end of period                     6,351           7,003           20,146         20,318          19,869

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                    $12.07           N/A             N/A             N/A            N/A
    End of period                          $9.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,630           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $31.20          $27.00           N/A             N/A            N/A
    End of period                          $17.71          $31.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,635          7,553            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $30.27          $32.97           N/A             N/A            N/A
    End of period                          $17.66          $30.27           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,712          7,474            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.72          $13.49           N/A             N/A            N/A
    End of period                          $6.60           $13.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,383          12,299           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.71          $10.15           N/A             N/A            N/A
    End of period                          $6.58           $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             11,446           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                    $19.36          $19.77           N/A             N/A            N/A
    End of period                          $11.65          $19.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,780            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $26.04          $26.91           N/A             N/A            N/A
    End of period                          $15.86          $26.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,880          6,868            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.96           $10.00           N/A             N/A            N/A
    End of period                          $6.28           $9.96            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    354,822         401,570           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.42           N/A             N/A            N/A
    End of period                          $5.82           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             11,760           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $11.76          $13.23           N/A             N/A            N/A
    End of period                          $7.76           $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,763           6,147            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(495)

  Accumulation unit value:
    Beginning of period                    $20.66          $19.58          $18.95         $18.72          $17.99
    End of period                          $19.33          $20.66          $19.58         $18.95          $18.72
  Accumulation units outstanding
  at the end of period                     53,363          54,801          57,499         46,555          12,694

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1023)

  Accumulation unit value:
    Beginning of period                    $13.07          $12.89          $11.77           N/A            N/A
    End of period                          $8.24           $13.07          $12.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,853          37,289          4,261            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1023)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.22          $10.01           N/A            N/A
    End of period                          $9.80           $10.57          $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(815)

  Accumulation unit value:
    Beginning of period                    $17.67          $16.00          $12.28         $10.34           N/A
    End of period                          $9.68           $17.67          $16.00         $12.28           N/A
  Accumulation units outstanding
  at the end of period                    110,482          89,853          67,975         60,045           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $26.04          $25.71           N/A             N/A            N/A
    End of period                          $14.27          $26.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,621           6,527            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(495)

  Accumulation unit value:
    Beginning of period                    $16.91          $16.11          $15.81         $15.66          $15.47
    End of period                          $17.77          $16.91          $16.11         $15.81          $15.66
  Accumulation units outstanding
  at the end of period                     22,961          4,645           4,561           4,632          4,682

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1123)

  Accumulation unit value:
    Beginning of period                    $14.16          $10.89          $8.97            N/A            N/A
    End of period                          $6.98           $14.16          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,112          42,458          16,978           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(815)

  Accumulation unit value:
    Beginning of period                    $20.17          $20.99          $18.57         $16.55           N/A
    End of period                          $12.15          $20.17          $20.99         $18.57           N/A
  Accumulation units outstanding
  at the end of period                     34,911          37,239          26,661         21,150           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(495)

  Accumulation unit value:
    Beginning of period                    $16.06          $17.47          $15.16         $14.68          $13.46
    End of period                          $9.73           $16.06          $17.47         $15.16          $14.68
  Accumulation units outstanding
  at the end of period                     63,588          62,852          62,409         59,226          27,018

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(519)

  Accumulation unit value:
    Beginning of period                    $12.24          $12.77          $11.53         $12.04          $10.13
    End of period                          $7.82           $12.24          $12.77         $11.53          $12.04
  Accumulation units outstanding
  at the end of period                     16,013          21,304          62,915         62,953          61,901

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(663)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.44          $11.18         $11.13          $11.11
    End of period                          $12.28          $12.01          $11.44         $11.18          $11.13
  Accumulation units outstanding
  at the end of period                     30,930          40,266          29,830          7,144          4,801

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(663)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(789)

  Accumulation unit value:
    Beginning of period                    $6.30           $6.12           $4.56           $4.32           N/A
    End of period                          $3.75           $6.30           $6.12           $4.56           N/A
  Accumulation units outstanding
  at the end of period                     24,351          34,643          28,794         29,966           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(789)

  Accumulation unit value:
    Beginning of period                    $10.72          $11.80          $10.54         $10.59           N/A
    End of period                          $7.27           $10.72          $11.80         $10.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -             11,760         12,239           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(519)

  Accumulation unit value:
    Beginning of period                    $11.45          $11.49          $8.99           $9.66          $9.56
    End of period                          $6.10           $11.45          $11.49          $8.99          $9.66
  Accumulation units outstanding
  at the end of period                     81,345          89,221         122,293         110,011         72,869

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1043)

  Accumulation unit value:
    Beginning of period                    $10.51          $11.84          $10.09           N/A            N/A
    End of period                          $5.25           $10.51          $11.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,742          63,640          55,896           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1043)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.90           $8.79            N/A            N/A
    End of period                          $6.22           $10.13          $9.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,194          72,816          28,316           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(789)

  Accumulation unit value:
    Beginning of period                    $12.18          $14.94          $12.76         $11.62           N/A
    End of period                          $5.93           $12.18          $14.94         $12.76           N/A
  Accumulation units outstanding
  at the end of period                     53,655          15,276          10,719         11,156           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(519)

  Accumulation unit value:
    Beginning of period                    $19.52          $17.81          $12.88         $11.85          $10.33
    End of period                          $9.91           $19.52          $17.81         $12.88          $11.85
  Accumulation units outstanding
  at the end of period                     62,136          62,486          98,329         79,214          67,141

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(789)

  Accumulation unit value:
    Beginning of period                    $12.80          $12.06          $11.50         $10.62           N/A
    End of period                          $9.70           $12.80          $12.06         $11.50           N/A
  Accumulation units outstanding
  at the end of period                     44,591          24,926          35,721         24,420           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(495)

  Accumulation unit value:
    Beginning of period                    $20.54          $18.86          $15.23         $13.62          $11.89
    End of period                          $11.57          $20.54          $18.86         $15.23          $13.62
  Accumulation units outstanding
  at the end of period                     68,010          75,134         110,390         92,607          52,049

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(976)

  Accumulation unit value:
    Beginning of period                    $13.97          $13.96          $11.91         $11.95           N/A
    End of period                          $7.92           $13.97          $13.96         $11.91           N/A
  Accumulation units outstanding
  at the end of period                    876,868         925,427         513,592         117,127          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(976)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $12.03          $10.60           N/A             N/A            N/A
    End of period                          $6.40           $12.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,220          81,189           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(963)

  Accumulation unit value:
    Beginning of period                    $12.85          $10.93          $10.58         $10.78           N/A
    End of period                          $7.41           $12.85          $10.93         $10.58           N/A
  Accumulation units outstanding
  at the end of period                     11,505          21,073          32,994         25,519           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(963)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                    $10.47           N/A             N/A             N/A            N/A
    End of period                          $6.17            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,838            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(789)

  Accumulation unit value:
    Beginning of period                    $37.55          $28.13          $23.61         $20.77           N/A
    End of period                          $23.02          $37.55          $28.13         $23.61           N/A
  Accumulation units outstanding
  at the end of period                     31,041          27,527          24,584         22,533           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(519)

  Accumulation unit value:
    Beginning of period                    $14.52          $14.01          $13.57         $10.02          $8.74
    End of period                          $7.21           $14.52          $14.01         $13.57          $10.02
  Accumulation units outstanding
  at the end of period                     18,806          19,035          91,207         76,061          74,869

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(495)

  Accumulation unit value:
    Beginning of period                    $16.33          $15.40          $14.23         $12.88          $11.51
    End of period                          $10.05          $16.33          $15.40         $14.23          $12.88
  Accumulation units outstanding
  at the end of period                     59,588          48,374          52,816         38,051          17,058

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(495)

  Accumulation unit value:
    Beginning of period                    $12.74          $12.31          $10.84         $10.53          $9.85
    End of period                          $7.84           $12.74          $12.31         $10.84          $10.53
  Accumulation units outstanding
  at the end of period                     56,165          62,459          70,291         49,566          22,983

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(519)

  Accumulation unit value:
    Beginning of period                    $19.00          $21.50          $19.91         $18.52          $16.13
    End of period                          $11.23          $19.00          $21.50         $19.91          $18.52
  Accumulation units outstanding
  at the end of period                     10,347          10,472          51,013         41,049          40,323

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(495)

  Accumulation unit value:
    Beginning of period                    $15.20          $15.74          $13.58         $13.20          $11.98
    End of period                          $9.76           $15.20          $15.74         $13.58          $13.20
  Accumulation units outstanding
  at the end of period                     56,222          57,154          72,497         38,088          16,480

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $7.09           $6.58            N/A             N/A            N/A
    End of period                          $3.96           $7.09            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,022          16,403           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(999)

  Accumulation unit value:
    Beginning of period                    $17.96          $15.23          $16.17           N/A            N/A
    End of period                          $9.31           $17.96          $15.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,070          42,322          79,126           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(999)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(963)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.28          $12.00         $11.93           N/A
    End of period                          $8.19           $14.51          $13.28         $12.00           N/A
  Accumulation units outstanding
  at the end of period                     8,316           17,623          22,211         11,529           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(963)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                    $15.43          $14.90           N/A             N/A            N/A
    End of period                          $9.00           $15.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,039          12,531           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.35           N/A             N/A             N/A            N/A
    End of period                          $10.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,135           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(495)

  Accumulation unit value:
    Beginning of period                    $15.42          $14.44          $14.15         $14.02          $13.76
    End of period                          $15.28          $15.42          $14.44         $14.15          $14.02
  Accumulation units outstanding
  at the end of period                     53,498          24,560          5,094           5,179          5,268

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.01          $14.36          $13.17         $13.13          $12.76
    End of period                          $9.57           $14.01          $14.36         $13.17          $13.13
  Accumulation units outstanding
  at the end of period                     38,154          17,255          21,012         20,778          19,988

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(552)

  Accumulation unit value:
    Beginning of period                    $21.41          $22.99          $20.62         $19.92          $19.06
    End of period                          $11.15          $21.41          $22.99         $20.62          $19.92
  Accumulation units outstanding
  at the end of period                       -               -             30,614         30,120          27,468

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.39            N/A             N/A             N/A            N/A
    End of period                          $6.69            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,502           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.90            N/A             N/A             N/A            N/A
    End of period                          $7.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,773            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $16.72          $15.52          $13.62         $12.72          $11.69
    End of period                          $10.04          $16.72          $15.52         $13.62          $12.72
  Accumulation units outstanding
  at the end of period                     82,574          74,071          65,200         65,566          44,728

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.18           N/A             N/A             N/A            N/A
    End of period                          $10.02           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,205           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(801)

  Accumulation unit value:
    Beginning of period                    $16.58          $15.46          $13.73         $12.59           N/A
    End of period                          $10.58          $16.58          $15.46         $13.73           N/A
  Accumulation units outstanding
  at the end of period                    439,763         465,663         298,657         158,153          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(801)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.60          $11.97           N/A             N/A            N/A
    End of period                          $9.79           $12.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             39,939           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(789)

  Accumulation unit value:
    Beginning of period                    $15.75          $14.70          $13.28         $12.47           N/A
    End of period                          $11.27          $15.75          $14.70         $13.28           N/A
  Accumulation units outstanding
  at the end of period                       -             21,703          84,553         51,952           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.70           N/A             N/A             N/A            N/A
    End of period                          $9.03            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,035            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.11            N/A             N/A             N/A            N/A
    End of period                          $6.39            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,991           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(495)

  Accumulation unit value:
    Beginning of period                    $28.59          $26.96          $24.04         $23.14          $21.47
    End of period                          $22.36          $28.59          $26.96         $24.04          $23.14
  Accumulation units outstanding
  at the end of period                     88,200          61,716          53,784         53,101          10,125

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1092)

  Accumulation unit value:
    Beginning of period                    $13.27          $12.85          $12.61           N/A            N/A
    End of period                          $13.38          $13.27          $12.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                    293,347          63,549          45,422           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(495)

  Accumulation unit value:
    Beginning of period                    $22.30          $20.96          $17.57         $16.46          $14.77
    End of period                          $14.66          $22.30          $20.96         $17.57          $16.46
  Accumulation units outstanding
  at the end of period                     47,666          14,926          19,684         18,498          11,774

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(815)

  Accumulation unit value:
    Beginning of period                    $33.05          $30.42          $27.12         $24.20           N/A
    End of period                          $18.64          $33.05          $30.42         $27.12           N/A
  Accumulation units outstanding
  at the end of period                    103,893          47,874          36,969         36,612           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(815)

  Accumulation unit value:
    Beginning of period                    $46.14          $39.90          $37.86         $32.04           N/A
    End of period                          $27.02          $46.14          $39.90         $37.86           N/A
  Accumulation units outstanding
  at the end of period                     35,000          17,121          14,063          9,314           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $16.35          $16.95           N/A             N/A            N/A
    End of period                          $9.60           $16.35           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,156          23,656           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.395%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(567)

  Accumulation unit value:
    Beginning of period                    $30.10          $27.82          $26.97         $26.13          $25.00
    End of period                          $17.55          $30.10          $27.82         $26.97          $26.13
  Accumulation units outstanding
  at the end of period                       -               -               -            67,877          68,159

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(567)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(1221)

  Accumulation unit value:
    Beginning of period                    $16.64          $15.46          $15.52           N/A            N/A
    End of period                          $9.99           $16.64          $15.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -            203,546           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(1221)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(819)

  Accumulation unit value:
    Beginning of period                    $32.86          $30.27          $26.99         $23.98           N/A
    End of period                          $18.52          $32.86          $30.27         $26.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            66,717           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(819)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.40%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(821)

  Accumulation unit value:
    Beginning of period                    $13.06          $15.59          $11.59         $10.00           N/A
    End of period                          $8.28           $13.06          $15.59         $11.59           N/A
  Accumulation units outstanding
  at the end of period                     70,478          59,167          86,366         20,672           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(821)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $19.26          $17.79          $14.72         $13.48          $11.75
    End of period                          $11.22          $19.26          $17.79         $14.72          $13.48
  Accumulation units outstanding
  at the end of period                     66,996          91,049          64,645         75,732          77,940

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $9.27           $11.15
    End of period                          $11.75          $9.27
  Accumulation units outstanding
  at the end of period                    135,870          73,013






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $14.36          $12.58          $11.83         $11.19          $10.31
    End of period                          $8.83           $14.36          $12.58         $11.83          $11.19
  Accumulation units outstanding
  at the end of period                    192,290         215,716         188,312         213,760        246,101

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $8.04           $10.21
    End of period                          $10.31          $8.04
  Accumulation units outstanding
  at the end of period                    148,810          31,732

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $15.81          $14.40          $12.75         $11.93          $11.32
    End of period                          $9.40           $15.81          $14.40         $12.75          $11.93
  Accumulation units outstanding
  at the end of period                     77,969          97,457         103,344         127,074        141,506

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $8.29           $10.46
    End of period                          $11.32          $8.29
  Accumulation units outstanding
  at the end of period                    147,033          51,311






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(61)

  Accumulation unit value:
    Beginning of period                    $12.87          $12.09          $11.07         $10.19          $9.45
    End of period                          $9.10           $12.87          $12.09         $11.07          $10.19
  Accumulation units outstanding
  at the end of period                    366,077         403,187         329,368         338,031        331,575

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(61)

  Accumulation unit value:
    Beginning of period                    $8.42           $9.14
    End of period                          $9.45           $8.42
  Accumulation units outstanding
  at the end of period                    298,158          79,128

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(697)

  Accumulation unit value:
    Beginning of period                    $31.00          $26.06          $23.32         $23.21          $21.97
    End of period                          $17.58          $31.00          $26.06         $23.32          $23.21
  Accumulation units outstanding
  at the end of period                     17,553          7,604           1,696            851            458

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.86           $9.49            N/A             N/A            N/A
    End of period                          $4.48           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,661           5,267            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(58)

  Accumulation unit value:
    Beginning of period                    $30.08          $27.81          $26.95         $26.11          $23.72
    End of period                          $17.54          $30.08          $27.81         $26.95          $26.11
  Accumulation units outstanding
  at the end of period                     43,462          40,586          33,710         36,843          55,817

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(58)

  Accumulation unit value:
    Beginning of period                    $17.75          $22.91
    End of period                          $23.72          $17.75
  Accumulation units outstanding
  at the end of period                     40,737          23,094






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.72          $10.10           N/A             N/A            N/A
    End of period                          $6.60           $13.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,394         100,803           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.71          $10.11           N/A             N/A            N/A
    End of period                          $6.58           $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,103          4,562            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(66)

  Accumulation unit value:
    Beginning of period                    $19.25          $19.41          $17.52         $17.19          $16.39
    End of period                          $11.57          $19.25          $19.41         $17.52          $17.19
  Accumulation units outstanding
  at the end of period                    118,898         118,498         103,365         109,826        133,947

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(66)

  Accumulation unit value:
    Beginning of period                    $13.35          $17.38
    End of period                          $16.39          $13.35
  Accumulation units outstanding
  at the end of period                    117,070          45,251

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(66)

  Accumulation unit value:
    Beginning of period                    $25.90          $23.43          $19.79         $19.57          $16.71
    End of period                          $15.76          $25.90          $23.43         $19.79          $19.57
  Accumulation units outstanding
  at the end of period                     74,456          69,589          70,546         65,292          79,061

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(66)

  Accumulation unit value:
    Beginning of period                    $12.11          $16.15
    End of period                          $16.71          $12.11
  Accumulation units outstanding
  at the end of period                     72,387          48,295






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.96           $9.99            N/A             N/A            N/A
    End of period                          $6.27           $9.96            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    222,268         232,615           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.05           N/A             N/A            N/A
    End of period                          $5.81           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,556          11,733           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.88          $9.89            N/A            N/A
    End of period                          $7.57           $10.92          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     68,112          56,553          17,993           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.10           N/A             N/A            N/A
    End of period                          $6.05           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,744          23,031           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(826)

  Accumulation unit value:
    Beginning of period                    $11.74          $12.69          $10.93         $10.07           N/A
    End of period                          $7.74           $11.74          $12.69         $10.93           N/A
  Accumulation units outstanding
  at the end of period                     32,126          30,171          29,844         21,369           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(826)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(89)

  Accumulation unit value:
    Beginning of period                    $20.53          $19.46          $18.85         $18.63          $17.67
    End of period                          $19.20          $20.53          $19.46         $18.85          $18.63
  Accumulation units outstanding
  at the end of period                    139,456         153,612         269,251         146,642        136,592

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(89)

  Accumulation unit value:
    Beginning of period                    $15.78          $15.11
    End of period                          $17.67          $15.78
  Accumulation units outstanding
  at the end of period                    110,447          40,592






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1907)

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $9.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      236             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1907)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                    $13.05          $12.88          $11.28         $10.00           N/A
    End of period                          $8.23           $13.05          $12.88         $11.28           N/A
  Accumulation units outstanding
  at the end of period                     26,239          15,331          16,718          5,308           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.21          $10.00           N/A            N/A
    End of period                          $9.79           $10.56          $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                    151,500          27,190          16,839           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(218)

  Accumulation unit value:
    Beginning of period                    $17.58          $15.93          $12.24         $10.47          $8.66
    End of period                          $9.62           $17.58          $15.93         $12.24          $10.47
  Accumulation units outstanding
  at the end of period                    211,822         236,608         245,629         216,257        219,805

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(218)

  Accumulation unit value:
    Beginning of period                    $6.30           $6.25
    End of period                          $8.66           $6.30
  Accumulation units outstanding
  at the end of period                    108,850          2,171






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $25.87          $24.30          $21.99         $21.01          $18.06
    End of period                          $14.17          $25.87          $24.30         $21.99          $21.01
  Accumulation units outstanding
  at the end of period                     29,384          27,892          16,569         18,641          33,878

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $13.50          $16.84
    End of period                          $18.06          $13.50
  Accumulation units outstanding
  at the end of period                     20,470          22,402

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(61)

  Accumulation unit value:
    Beginning of period                    $16.80          $16.02          $15.73         $15.58          $15.22
    End of period                          $17.65          $16.80          $16.02         $15.73          $15.58
  Accumulation units outstanding
  at the end of period                    247,050         146,231         184,285         186,148        225,944

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(61)

  Accumulation unit value:
    Beginning of period                    $15.25          $14.12
    End of period                          $15.22          $15.25
  Accumulation units outstanding
  at the end of period                    252,767         200,425






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1079)

  Accumulation unit value:
    Beginning of period                    $14.15          $10.89          $8.93            N/A            N/A
    End of period                          $6.97           $14.15          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                    262,309          96,951          9,320            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(57)

  Accumulation unit value:
    Beginning of period                    $20.07          $20.90          $18.50         $17.24          $14.02
    End of period                          $12.08          $20.07          $20.90         $18.50          $17.24
  Accumulation units outstanding
  at the end of period                    183,532         215,395         244,978         269,893        272,385

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(57)

  Accumulation unit value:
    Beginning of period                    $11.03          $12.91
    End of period                          $14.02          $11.03
  Accumulation units outstanding
  at the end of period                    206,801          70,519






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $15.98          $17.39          $15.10         $14.63          $12.86
    End of period                          $9.68           $15.98          $17.39         $15.10          $14.63
  Accumulation units outstanding
  at the end of period                    153,581         179,556         185,096         223,205        229,972

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $9.40           $11.15
    End of period                          $12.86          $9.40
  Accumulation units outstanding
  at the end of period                    216,230          72,723

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1383)

  Accumulation unit value:
    Beginning of period                    $9.83           $9.75            N/A             N/A            N/A
    End of period                          $6.18           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     77,323          15,383           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1383)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(125)

  Accumulation unit value:
    Beginning of period                    $12.19          $12.72          $11.50         $12.01          $9.99
    End of period                          $7.79           $12.19          $12.72         $11.50          $12.01
  Accumulation units outstanding
  at the end of period                    599,569         709,223         808,745         850,572        874,067

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(125)

  Accumulation unit value:
    Beginning of period                    $7.63           $9.54
    End of period                          $9.99           $7.63
  Accumulation units outstanding
  at the end of period                    537,790         125,186

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(55)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.41          $11.16         $11.11          $10.87
    End of period                          $12.24          $11.97          $11.41         $11.16          $11.11
  Accumulation units outstanding
  at the end of period                    223,529         249,861         285,516         234,094        264,142

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(55)

  Accumulation unit value:
    Beginning of period                    $10.71          $9.97
    End of period                          $10.87          $10.71
  Accumulation units outstanding
  at the end of period                    213,441          66,903






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(482)

  Accumulation unit value:
    Beginning of period                    $6.28           $6.10           $4.55           $4.57          $3.93
    End of period                          $3.74           $6.28           $6.10           $4.55          $4.57
  Accumulation units outstanding
  at the end of period                     10,385          74,848         101,451          9,515          28,114

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(482)

  Accumulation unit value:
    Beginning of period                    $3.79            N/A
    End of period                          $3.93            N/A
  Accumulation units outstanding
  at the end of period                     1,597            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(508)

  Accumulation unit value:
    Beginning of period                    $10.68          $11.75          $10.51         $10.92          $9.98
    End of period                          $7.23           $10.68          $11.75         $10.51          $10.92
  Accumulation units outstanding
  at the end of period                     16,523          10,730          14,684         19,871          16,521

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(508)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(66)

  Accumulation unit value:
    Beginning of period                    $11.40          $11.45          $8.96           $9.63          $9.49
    End of period                          $6.07           $11.40          $11.45          $8.96          $9.63
  Accumulation units outstanding
  at the end of period                    870,275         999,492        1,158,913       1,115,498      1,156,949

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(66)

  Accumulation unit value:
    Beginning of period                    $7.66           $9.45
    End of period                          $9.49           $7.66
  Accumulation units outstanding
  at the end of period                    735,433         217,395

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.50          $11.83          $10.00           N/A            N/A
    End of period                          $5.24           $10.50          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                    130,053         232,005         172,912           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(82)

  Accumulation unit value:
    Beginning of period                    $10.09          $9.86           $8.56           $8.32          $7.59
    End of period                          $6.19           $10.09          $9.86           $8.56          $8.32
  Accumulation units outstanding
  at the end of period                    152,226         189,455         180,159         195,434        250,867

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(82)

  Accumulation unit value:
    Beginning of period                    $5.96           $7.90
    End of period                          $7.59           $5.96
  Accumulation units outstanding
  at the end of period                    234,513          69,803

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $12.13          $14.89          $12.72         $12.16          $10.87
    End of period                          $5.91           $12.13          $14.89         $12.72          $12.16
  Accumulation units outstanding
  at the end of period                     17,775          17,401          42,730         26,792          28,445

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $10.53           N/A
    End of period                          $10.87           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(125)

  Accumulation unit value:
    Beginning of period                    $19.44          $17.74          $12.84         $11.82          $9.35
    End of period                          $9.87           $19.44          $17.74         $12.84          $11.82
  Accumulation units outstanding
  at the end of period                    561,775         697,963         784,512         832,182        830,965

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(125)

  Accumulation unit value:
    Beginning of period                    $7.12           $8.69
    End of period                          $9.35           $7.12
  Accumulation units outstanding
  at the end of period                    505,279          97,239






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(505)

  Accumulation unit value:
    Beginning of period                    $12.75          $12.02          $11.47         $10.81          $10.95
    End of period                          $9.65           $12.75          $12.02         $11.47          $10.81
  Accumulation units outstanding
  at the end of period                     54,850          51,097          40,730         43,946          51,026

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(505)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1307)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.11           N/A             N/A            N/A
    End of period                          $6.85           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,696           8,867            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1307)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(51)

  Accumulation unit value:
    Beginning of period                    $20.48          $18.82          $15.20         $13.60          $11.54
    End of period                          $11.53          $20.48          $18.82         $15.20          $13.60
  Accumulation units outstanding
  at the end of period                    250,628         306,233         356,996         348,299        402,937

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(51)

  Accumulation unit value:
    Beginning of period                    $8.52           $9.62
    End of period                          $11.54          $8.52
  Accumulation units outstanding
  at the end of period                    292,306          55,369

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.95          $13.95          $11.90         $10.91          $9.71
    End of period                          $7.91           $13.95          $13.95         $11.90          $10.91
  Accumulation units outstanding
  at the end of period                   1,066,393       1,087,871       1,064,183        881,290        276,614

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1072)

  Accumulation unit value:
    Beginning of period                    $12.02          $10.73          $9.52            N/A            N/A
    End of period                          $6.39           $12.02          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                    120,845         104,929          9,180            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                    $12.82          $10.92          $10.58         $10.83          $9.81
    End of period                          $7.40           $12.82          $10.92         $10.58          $10.83
  Accumulation units outstanding
  at the end of period                     55,619          63,170          74,254         72,435          57,028

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1348)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.68           N/A             N/A            N/A
    End of period                          $6.17           $11.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,719          31,250           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $37.39          $28.03          $23.53         $17.45          $13.27
    End of period                          $22.91          $37.39          $28.03         $23.53          $17.45
  Accumulation units outstanding
  at the end of period                     54,547          85,536          58,584         67,478          64,155

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $12.71           N/A
    End of period                          $13.27           N/A
  Accumulation units outstanding
  at the end of period                      695             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(125)

  Accumulation unit value:
    Beginning of period                    $14.46          $13.96          $13.52          $9.99          $8.61
    End of period                          $7.18           $14.46          $13.96         $13.52          $9.99
  Accumulation units outstanding
  at the end of period                    611,008         681,125         763,378         820,781        878,278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(125)

  Accumulation unit value:
    Beginning of period                    $7.34           $9.90
    End of period                          $8.61           $7.34
  Accumulation units outstanding
  at the end of period                    597,534         119,934






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1147)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.20          $9.89            N/A            N/A
    End of period                          $7.18           $10.82          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,038           30,590           484             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(51)

  Accumulation unit value:
    Beginning of period                    $16.28          $15.37          $14.20         $12.86          $11.27
    End of period                          $10.02          $16.28          $15.37         $14.20          $12.86
  Accumulation units outstanding
  at the end of period                    305,938         315,562         341,080         378,441        462,927

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(51)

  Accumulation unit value:
    Beginning of period                    $8.49           $9.88
    End of period                          $11.27          $8.49
  Accumulation units outstanding
  at the end of period                    324,875          63,727






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(51)

  Accumulation unit value:
    Beginning of period                    $12.70          $12.28          $10.82         $10.51          $9.69
    End of period                          $7.81           $12.70          $12.28         $10.82          $10.51
  Accumulation units outstanding
  at the end of period                    579,313         589,224         664,736         732,015        844,006

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(51)

  Accumulation unit value:
    Beginning of period                    $7.69           $9.61
    End of period                          $9.69           $7.69
  Accumulation units outstanding
  at the end of period                    607,511         180,736

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1348)

  Accumulation unit value:
    Beginning of period                    $8.85           $10.23           N/A             N/A            N/A
    End of period                          $6.09           $8.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,565          33,520           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(115)

  Accumulation unit value:
    Beginning of period                    $18.92          $21.42          $19.84         $18.48          $16.64
    End of period                          $11.18          $18.92          $21.42         $19.84          $18.48
  Accumulation units outstanding
  at the end of period                    350,262         390,319         449,767         474,175        501,936

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(115)

  Accumulation unit value:
    Beginning of period                    $11.40          $15.43
    End of period                          $16.64          $11.40
  Accumulation units outstanding
  at the end of period                    345,956          66,919

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(51)

  Accumulation unit value:
    Beginning of period                    $15.15          $15.70          $13.55         $13.18          $11.39
    End of period                          $9.72           $15.15          $15.70         $13.55          $13.18
  Accumulation units outstanding
  at the end of period                    223,189         251,174         295,350         337,472        413,338

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(51)

  Accumulation unit value:
    Beginning of period                    $7.91           $9.66
    End of period                          $11.39          $7.91
  Accumulation units outstanding
  at the end of period                    286,912          66,645






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(499)

  Accumulation unit value:
    Beginning of period                    $7.06           $6.25           $5.80           $5.74          $6.23
    End of period                          $3.94           $7.06           $6.25           $5.80          $5.74
  Accumulation units outstanding
  at the end of period                     32,555          41,883          31,772         37,228          55,683

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(499)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                    $17.93          $15.22          $15.65         $11.43          $9.52
    End of period                          $9.29           $17.93          $15.22         $15.65          $11.43
  Accumulation units outstanding
  at the end of period                    267,001         333,940         377,585         409,760        116,815

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                    $14.49          $13.27          $11.99         $11.08          $9.75
    End of period                          $8.17           $14.49          $13.27         $11.99          $11.08
  Accumulation units outstanding
  at the end of period                     94,448          71,755         148,533         138,025         21,527

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $15.38          $14.67          $12.72         $11.34          $9.75
    End of period                          $8.97           $15.38          $14.67         $12.72          $11.34
  Accumulation units outstanding
  at the end of period                    260,041         282,263         327,242         336,341        385,653

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $7.03           $8.68
    End of period                          $9.75           $7.03
  Accumulation units outstanding
  at the end of period                    231,677         119,483






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1778)

  Accumulation unit value:
    Beginning of period                    $7.86            N/A             N/A             N/A            N/A
    End of period                          $4.17            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,987           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1778)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.94          $10.03           N/A             N/A            N/A
    End of period                          $10.39          $10.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    257,057          57,955           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $15.35          $14.38          $14.09         $13.97          $13.56
    End of period                          $15.19          $15.35          $14.38         $14.09          $13.97
  Accumulation units outstanding
  at the end of period                    627,169         589,178         539,052         509,573        501,066

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $13.12          $12.45
    End of period                          $13.56          $13.12
  Accumulation units outstanding
  at the end of period                    446,565         184,175






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $22.22          $24.29          $21.66         $20.19          $18.12
    End of period                          $13.03          $22.22          $24.29         $21.66          $20.19
  Accumulation units outstanding
  at the end of period                     8,982           10,784          12,282         15,083          13,531

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $14.44          $17.55
    End of period                          $18.12          $14.44
  Accumulation units outstanding
  at the end of period                     16,293          5,683

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.94          $14.30          $13.12         $13.08          $12.71
    End of period                          $9.52           $13.94          $14.30         $13.12          $13.08
  Accumulation units outstanding
  at the end of period                    223,606         295,940         312,688         354,723        410,250

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1795)

  Accumulation unit value:
    Beginning of period                    $10.45           N/A             N/A             N/A            N/A
    End of period                          $5.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      163             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                    $10.77           N/A             N/A             N/A            N/A
    End of period                          $6.25            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,948            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $21.27          $22.86          $20.51         $19.83          $18.32
    End of period                          $11.07          $21.27          $22.86         $20.51          $19.83
  Accumulation units outstanding
  at the end of period                     83,748          88,245         103,247         126,644        130,988

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $14.92          $17.80
    End of period                          $18.32          $14.92
  Accumulation units outstanding
  at the end of period                    115,109          27,589

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1907)

  Accumulation unit value:
    Beginning of period                    $8.53            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      927             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1907)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $8.88            N/A             N/A             N/A            N/A
    End of period                          $6.69            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,304           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.27            N/A             N/A             N/A            N/A
    End of period                          $6.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,635            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.63            N/A             N/A             N/A            N/A
    End of period                          $7.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,180           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $6.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      473             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.06            N/A             N/A             N/A            N/A
    End of period                          $7.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,588           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.26            N/A             N/A             N/A            N/A
    End of period                          $6.27            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,848            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $16.64          $15.46          $13.56         $12.68          $11.42
    End of period                          $9.98           $16.64          $15.46         $13.56          $12.68
  Accumulation units outstanding
  at the end of period                    982,198        1,062,687       1,188,578       1,308,090      1,399,460

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $9.13           $10.97
    End of period                          $11.42          $9.13
  Accumulation units outstanding
  at the end of period                    498,980         230,240






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(853)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.22          $10.55         $10.41           N/A
    End of period                          $10.00          $11.76          $11.22         $10.55           N/A
  Accumulation units outstanding
  at the end of period                     68,994          13,159          16,176           885            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $16.50          $15.40          $13.68         $12.91          $11.75
    End of period                          $10.52          $16.50          $15.40         $13.68          $12.91
  Accumulation units outstanding
  at the end of period                   1,474,262       1,528,183       1,724,229       1,972,227      2,148,491

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $9.79           $11.08
    End of period                          $11.75          $9.79
  Accumulation units outstanding
  at the end of period                   1,989,280        753,526






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(705)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.84          $10.88         $10.50          $10.28
    End of period                          $9.77           $12.58          $11.84         $10.88          $10.50
  Accumulation units outstanding
  at the end of period                     64,818          41,535          12,466          9,736          4,690

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $15.68          $14.63          $13.23         $12.61          $11.67
    End of period                          $11.21          $15.68          $14.63         $13.23          $12.61
  Accumulation units outstanding
  at the end of period                    911,155        1,025,596       1,042,725       1,157,423      1,125,083

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $10.05          $10.94
    End of period                          $11.67          $10.05
  Accumulation units outstanding
  at the end of period                    974,917         253,103






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1017)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.85          $10.12           N/A            N/A
    End of period                          $8.05           $11.69          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,216           16,151          3,726            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1017)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.85          $11.97           N/A             N/A            N/A
    End of period                          $7.80           $11.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,762           3,309            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1208)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.05          $11.01           N/A            N/A
    End of period                          $7.61           $12.00          $11.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,266           1,268           1,025            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1208)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.17          $11.00           N/A             N/A            N/A
    End of period                          $9.02           $11.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,275          17,600           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.67            N/A             N/A             N/A            N/A
    End of period                          $6.38            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,665            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                    $28.41          $26.80          $23.91         $23.03          $21.06
    End of period                          $22.21          $28.41          $26.80         $23.91          $23.03
  Accumulation units outstanding
  at the end of period                    295,831         338,587         362,763         378,265        406,653

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                    $17.57          $18.40
    End of period                          $21.06          $17.57
  Accumulation units outstanding
  at the end of period                    362,291         114,414






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(42)

  Accumulation unit value:
    Beginning of period                    $13.19          $12.77          $12.39         $12.24          $12.31
    End of period                          $13.29          $13.19          $12.77         $12.39          $12.24
  Accumulation units outstanding
  at the end of period                    662,418         318,581         157,603         71,100         101,980

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(42)

  Accumulation unit value:
    Beginning of period                    $12.43          $12.47
    End of period                          $12.31          $12.43
  Accumulation units outstanding
  at the end of period                    104,593         126,368

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(236)

  Accumulation unit value:
    Beginning of period                    $22.24          $20.91          $17.54         $16.45          $14.53
    End of period                          $14.62          $22.24          $20.91         $17.54          $16.45
  Accumulation units outstanding
  at the end of period                    116,040         100,268         109,455         67,113          80,547

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(236)

  Accumulation unit value:
    Beginning of period                    $10.93          $11.45
    End of period                          $14.53          $10.93
  Accumulation units outstanding
  at the end of period                     67,707          4,144






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $32.84          $30.25          $26.98         $25.79          $23.80
    End of period                          $18.51          $32.84          $30.25         $26.98          $25.79
  Accumulation units outstanding
  at the end of period                    282,269         276,349         214,238         232,663        220,503

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $18.49          $22.60
    End of period                          $23.80          $18.49
  Accumulation units outstanding
  at the end of period                    173,299          73,513

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $45.85          $39.67          $37.67         $33.48          $28.76
    End of period                          $26.83          $45.85          $39.67         $37.67          $33.48
  Accumulation units outstanding
  at the end of period                    111,605         121,404         116,921         134,301        149,051

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $21.04          $25.29
    End of period                          $28.76          $21.04
  Accumulation units outstanding
  at the end of period                    110,294          37,653






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                    $16.29          $16.38          $13.84         $13.22          $11.64
    End of period                          $9.56           $16.29          $16.38         $13.84          $13.22
  Accumulation units outstanding
  at the end of period                    435,034         463,446         551,172         597,134        635,682

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                    $9.09           $10.60
    End of period                          $11.64          $9.09
  Accumulation units outstanding
  at the end of period                    493,499         212,633

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.42%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(1111)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.07          $11.02           N/A            N/A
    End of period                          $9.09           $12.85          $12.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,505          12,505          13,193           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(1111)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.95           $10.10           N/A             N/A            N/A
    End of period                          $6.27           $9.95            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,199          4,949            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(577)

  Accumulation unit value:
    Beginning of period                    $20.48          $19.42          $18.81         $18.59          $17.21
    End of period                          $19.15          $20.48          $19.42         $18.81          $18.59
  Accumulation units outstanding
  at the end of period                       -               -               -             3,700          3,700

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1208)

  Accumulation unit value:
    Beginning of period                    $17.55          $15.90          $15.42           N/A            N/A
    End of period                          $9.60           $17.55          $15.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,938           4,938           5,209            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1208)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.15          $12.73           N/A             N/A            N/A
    End of period                          $6.97           $14.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,964           1,964            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(577)

  Accumulation unit value:
    Beginning of period                    $12.17          $12.71          $11.48         $12.00          $9.93
    End of period                          $7.77           $12.17          $12.71         $11.48          $12.00
  Accumulation units outstanding
  at the end of period                       -             5,969           6,298           6,305          6,305

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(577)

  Accumulation unit value:
    Beginning of period                    $11.38          $11.43          $8.95           $9.62          $8.91
    End of period                          $6.06           $11.38          $11.43          $8.95          $9.62
  Accumulation units outstanding
  at the end of period                       -               -               -               -            7,012

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1153)

  Accumulation unit value:
    Beginning of period                    $10.49          $11.83          $10.97           N/A            N/A
    End of period                          $5.24           $10.49          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1153)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1153)

  Accumulation unit value:
    Beginning of period                    $10.07          $9.84           $9.06            N/A            N/A
    End of period                          $6.17           $10.07          $9.84            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             15,599          16,457           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1153)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(577)

  Accumulation unit value:
    Beginning of period                    $19.40          $17.71          $12.82         $11.80          $9.22
    End of period                          $9.85           $19.40          $17.71         $12.82          $11.80
  Accumulation units outstanding
  at the end of period                     5,170           5,170           9,453           6,756          6,756

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(1208)

  Accumulation unit value:
    Beginning of period                    $12.72          $12.00          $11.87           N/A            N/A
    End of period                          $9.63           $12.72          $12.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,413           6,413           6,765            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(1208)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                    $9.66            N/A             N/A             N/A            N/A
    End of period                          $6.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,905           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(577)

  Accumulation unit value:
    Beginning of period                    $20.46          $18.80          $15.18         $13.59          $11.30
    End of period                          $11.51          $20.46          $18.80         $15.18          $13.59
  Accumulation units outstanding
  at the end of period                     4,152           4,152           4,380          11,040          11,040

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1369)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.38           N/A             N/A            N/A
    End of period                          $6.17           $11.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,816           4,816            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1369)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1208)

  Accumulation unit value:
    Beginning of period                    $37.32          $27.98          $28.88           N/A            N/A
    End of period                          $22.86          $37.32          $27.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,879           1,879           2,781            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1208)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(577)

  Accumulation unit value:
    Beginning of period                    $14.43          $13.94          $13.51          $9.98          $8.20
    End of period                          $7.17           $14.43          $13.94         $13.51          $9.98
  Accumulation units outstanding
  at the end of period                       -               -               -             7,726          7,726

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(577)

  Accumulation unit value:
    Beginning of period                    $16.26          $15.35          $14.19         $12.86          $11.10
    End of period                          $10.01          $16.26          $15.35         $14.19          $12.86
  Accumulation units outstanding
  at the end of period                       -             9,739           10,274         11,304          11,304

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(577)

  Accumulation unit value:
    Beginning of period                    $12.68          $12.27          $10.81         $10.51          $9.53
    End of period                          $7.80           $12.68          $12.27         $10.81          $10.51
  Accumulation units outstanding
  at the end of period                       -               -               -             6,661          6,661

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(842)

  Accumulation unit value:
    Beginning of period                    $18.88          $21.39          $19.81         $17.93           N/A
    End of period                          $11.16          $18.88          $21.39         $19.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             3,968           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(842)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(577)

  Accumulation unit value:
    Beginning of period                    $15.13          $15.68          $13.54         $13.18          $11.19
    End of period                          $9.71           $15.13          $15.68         $13.54          $13.18
  Accumulation units outstanding
  at the end of period                       -               -               -               -            5,642

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(842)

  Accumulation unit value:
    Beginning of period                    $17.92          $15.21          $15.64         $12.60           N/A
    End of period                          $9.28           $17.92          $15.21         $15.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             5,173           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(842)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1111)

  Accumulation unit value:
    Beginning of period                    $14.48          $13.26          $11.44           N/A            N/A
    End of period                          $8.17           $14.48          $13.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,672           5,672           5,984            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1111)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(577)

  Accumulation unit value:
    Beginning of period                    $15.32          $14.35          $14.07         $13.95          $13.32
    End of period                          $15.16          $15.32          $14.35         $14.07          $13.95
  Accumulation units outstanding
  at the end of period                     5,254           5,254           11,021          4,786          4,786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.58            N/A             N/A             N/A            N/A
    End of period                          $6.69            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,033           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(577)

  Accumulation unit value:
    Beginning of period                    $28.33          $26.74          $23.86         $22.98          $20.86
    End of period                          $22.15          $28.33          $26.74         $23.86          $22.98
  Accumulation units outstanding
  at the end of period                       -               -               -             6,080          6,080

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $32.76          $31.78           N/A             N/A            N/A
    End of period                          $18.46          $32.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      787             787             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(577)

  Accumulation unit value:
    Beginning of period                    $45.73          $39.57          $37.58         $33.41          $28.80
    End of period                          $26.76          $45.73          $39.57         $37.58          $33.41
  Accumulation units outstanding
  at the end of period                       -               -               -             2,189          2,189

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(577)

  Accumulation unit value:
    Beginning of period                    $16.26          $16.36          $13.82         $13.21          $11.50
    End of period                          $9.54           $16.26          $16.36         $13.82          $13.21
  Accumulation units outstanding
  at the end of period                     1,468           1,468             -            11,005          11,005

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.45%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(832)

  Accumulation unit value:
    Beginning of period                    $13.05          $15.58          $11.59         $10.32           N/A
    End of period                          $8.27           $13.05          $15.58         $11.59           N/A
  Accumulation units outstanding
  at the end of period                     28,433          22,716          33,948          6,670           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(832)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(73)

  Accumulation unit value:
    Beginning of period                    $19.13          $17.69          $14.64         $13.42          $11.70
    End of period                          $11.14          $19.13          $17.69         $14.64          $13.42
  Accumulation units outstanding
  at the end of period                     20,163          31,977          36,312         39,963          42,899

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(73)

  Accumulation unit value:
    Beginning of period                    $9.24           $11.71
    End of period                          $11.70          $9.24
  Accumulation units outstanding
  at the end of period                     31,246          21,232






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(73)

  Accumulation unit value:
    Beginning of period                    $14.31          $12.55          $11.80         $11.17          $10.30
    End of period                          $8.79           $14.31          $12.55         $11.80          $11.17
  Accumulation units outstanding
  at the end of period                     72,840          85,751          90,784         119,095        127,915

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(73)

  Accumulation unit value:
    Beginning of period                    $8.04           $10.68
    End of period                          $10.30          $8.04
  Accumulation units outstanding
  at the end of period                     75,329          12,265

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(73)

  Accumulation unit value:
    Beginning of period                    $15.76          $14.36          $12.73         $11.91          $11.31
    End of period                          $9.36           $15.76          $14.36         $12.73          $11.91
  Accumulation units outstanding
  at the end of period                     24,773          25,936          31,908         51,526          64,997

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(73)

  Accumulation unit value:
    Beginning of period                    $8.29           $11.04
    End of period                          $11.31          $8.29
  Accumulation units outstanding
  at the end of period                     58,555          33,911






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(56)

  Accumulation unit value:
    Beginning of period                    $12.82          $12.05          $11.04         $10.17          $9.43
    End of period                          $9.06           $12.82          $12.05         $11.04          $10.17
  Accumulation units outstanding
  at the end of period                     77,717         119,020         129,797         118,222        116,113

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(56)

  Accumulation unit value:
    Beginning of period                    $8.41           $9.06
    End of period                          $9.43           $8.41
  Accumulation units outstanding
  at the end of period                     73,523          17,199

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(586)

  Accumulation unit value:
    Beginning of period                    $30.81          $25.91          $23.20         $23.10          $20.68
    End of period                          $17.47          $30.81          $25.91         $23.20          $23.10
  Accumulation units outstanding
  at the end of period                     4,300           4,566            160             156           1,459

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.58            N/A             N/A             N/A            N/A
    End of period                          $4.48            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,758            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(58)

  Accumulation unit value:
    Beginning of period                    $29.89          $27.64          $26.81         $25.99          $23.61
    End of period                          $17.42          $29.89          $27.64         $26.81          $25.99
  Accumulation units outstanding
  at the end of period                     9,999           11,554          18,774         30,598          33,000

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(58)

  Accumulation unit value:
    Beginning of period                    $17.69          $22.83
    End of period                          $23.61          $17.69
  Accumulation units outstanding
  at the end of period                     28,727          19,568






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.71          $10.45           N/A             N/A            N/A
    End of period                          $6.59           $13.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,008          97,224           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.70          $10.24           N/A             N/A            N/A
    End of period                          $6.57           $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,850           3,509            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(73)

  Accumulation unit value:
    Beginning of period                    $19.15          $19.31          $17.44         $17.12          $16.33
    End of period                          $11.50          $19.15          $19.31         $17.44          $17.12
  Accumulation units outstanding
  at the end of period                     23,975          26,492          25,163         28,485          41,876

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(73)

  Accumulation unit value:
    Beginning of period                    $13.31          $17.35
    End of period                          $16.33          $13.31
  Accumulation units outstanding
  at the end of period                     37,294          13,935

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(65)

  Accumulation unit value:
    Beginning of period                    $25.75          $23.31          $19.70         $19.49          $16.65
    End of period                          $15.67          $25.75          $23.31         $19.70          $19.49
  Accumulation units outstanding
  at the end of period                     21,179          27,743          15,427         12,552          12,158

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(65)

  Accumulation unit value:
    Beginning of period                    $12.07          $15.75
    End of period                          $16.65          $12.07
  Accumulation units outstanding
  at the end of period                     10,700          5,060






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.95           $10.04           N/A             N/A            N/A
    End of period                          $6.26           $9.95            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,996          46,440           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.13           N/A             N/A            N/A
    End of period                          $5.81           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,070           6,055            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.87          $10.00           N/A            N/A
    End of period                          $7.56           $10.91          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     57,211          27,491          6,698            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.88           $9.82            N/A             N/A            N/A
    End of period                          $6.05           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,500          9,940            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                    $11.72          $12.67          $10.92         $10.86           N/A
    End of period                          $7.73           $11.72          $12.67         $10.92           N/A
  Accumulation units outstanding
  at the end of period                     15,814          7,941           9,834           1,673           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(73)

  Accumulation unit value:
    Beginning of period                    $20.40          $19.35          $18.75         $18.54          $17.59
    End of period                          $19.07          $20.40          $19.35         $18.75          $18.54
  Accumulation units outstanding
  at the end of period                     51,695          70,584          60,282         68,310          66,873

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(73)

  Accumulation unit value:
    Beginning of period                    $15.72          $14.95
    End of period                          $17.59          $15.72
  Accumulation units outstanding
  at the end of period                     50,533          17,267






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1920)

  Accumulation unit value:
    Beginning of period                    $9.29            N/A             N/A             N/A            N/A
    End of period                          $9.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       87             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1920)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $13.04          $12.87          $11.28         $11.15           N/A
    End of period                          $8.21           $13.04          $12.87         $11.28           N/A
  Accumulation units outstanding
  at the end of period                     15,521          7,048           9,506           2,310           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.55          $10.21          $10.00           N/A            N/A
    End of period                          $9.78           $10.55          $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,613          19,593          4,778            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(312)

  Accumulation unit value:
    Beginning of period                    $17.50          $15.86          $12.19         $10.43          $8.64
    End of period                          $9.57           $17.50          $15.86         $12.19          $10.43
  Accumulation units outstanding
  at the end of period                     63,789         131,476          89,219         65,166          28,640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(312)

  Accumulation unit value:
    Beginning of period                    $6.11            N/A
    End of period                          $8.64            N/A
  Accumulation units outstanding
  at the end of period                     28,582           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(60)

  Accumulation unit value:
    Beginning of period                    $25.71          $24.16          $21.88         $20.91          $17.98
    End of period                          $14.08          $25.71          $24.16         $21.88          $20.91
  Accumulation units outstanding
  at the end of period                     6,407           10,295          6,226          12,732          11,052

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(60)

  Accumulation unit value:
    Beginning of period                    $13.45          $16.59
    End of period                          $17.98          $13.45
  Accumulation units outstanding
  at the end of period                     12,698          8,459

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(68)

  Accumulation unit value:
    Beginning of period                    $16.69          $15.92          $15.65         $15.51          $15.15
    End of period                          $17.53          $16.69          $15.92         $15.65          $15.51
  Accumulation units outstanding
  at the end of period                    119,752          84,323          94,942         109,586        127,677

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(68)

  Accumulation unit value:
    Beginning of period                    $15.19          $13.97
    End of period                          $15.15          $15.19
  Accumulation units outstanding
  at the end of period                    125,294         144,258






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $14.14          $10.88          $10.13           N/A            N/A
    End of period                          $6.96           $14.14          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,419          76,807          12,214           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(56)

  Accumulation unit value:
    Beginning of period                    $19.97          $20.81          $18.43         $17.18          $13.98
    End of period                          $12.02          $19.97          $20.81         $18.43          $17.18
  Accumulation units outstanding
  at the end of period                     47,469          62,342          68,252         85,745          92,065

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(56)

  Accumulation unit value:
    Beginning of period                    $11.00          $13.05
    End of period                          $13.98          $11.00
  Accumulation units outstanding
  at the end of period                     79,705          31,702






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(58)

  Accumulation unit value:
    Beginning of period                    $15.91          $17.32          $15.04         $14.58          $12.82
    End of period                          $9.63           $15.91          $17.32         $15.04          $14.58
  Accumulation units outstanding
  at the end of period                     35,516          51,658          63,062         83,717         103,321

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(58)

  Accumulation unit value:
    Beginning of period                    $9.37           $11.29
    End of period                          $12.82          $9.37
  Accumulation units outstanding
  at the end of period                     95,623          52,324

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1410)

  Accumulation unit value:
    Beginning of period                    $9.82           $10.50           N/A             N/A            N/A
    End of period                          $6.17           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,949          13,085           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1410)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(118)

  Accumulation unit value:
    Beginning of period                    $12.14          $12.68          $11.46         $11.98          $9.97
    End of period                          $7.75           $12.14          $12.68         $11.46          $11.98
  Accumulation units outstanding
  at the end of period                    222,521         356,614         356,690         469,313        502,570

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(118)

  Accumulation unit value:
    Beginning of period                    $7.61           $9.78
    End of period                          $9.97           $7.61
  Accumulation units outstanding
  at the end of period                    316,509          49,772

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(58)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.38          $11.14         $11.10          $10.86
    End of period                          $12.20          $11.94          $11.38         $11.14          $11.10
  Accumulation units outstanding
  at the end of period                    109,822         143,469         140,788         165,781        197,577

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(58)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.00
    End of period                          $10.86          $10.71
  Accumulation units outstanding
  at the end of period                    128,901          48,780






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(523)

  Accumulation unit value:
    Beginning of period                    $6.25           $6.08           $4.53           $4.55          $4.21
    End of period                          $3.72           $6.25           $6.08           $4.53          $4.55
  Accumulation units outstanding
  at the end of period                     9,482           50,350          30,331         12,940          9,538

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(523)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(518)

  Accumulation unit value:
    Beginning of period                    $10.63          $11.71          $10.47         $10.89          $10.23
    End of period                          $7.20           $10.63          $11.71         $10.47          $10.89
  Accumulation units outstanding
  at the end of period                     1,263           5,776           6,102           9,259          10,336

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(56)

  Accumulation unit value:
    Beginning of period                    $11.35          $11.40          $8.93           $9.60          $9.47
    End of period                          $6.04           $11.35          $11.40          $8.93          $9.60
  Accumulation units outstanding
  at the end of period                    255,983         377,439         452,065         547,253        621,871

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(56)

  Accumulation unit value:
    Beginning of period                    $7.64           $8.64
    End of period                          $9.47           $7.64
  Accumulation units outstanding
  at the end of period                    417,372         105,586

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                    $10.49          $11.83          $10.09           N/A            N/A
    End of period                          $5.23           $10.49          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,501         133,871          99,674           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(50)

  Accumulation unit value:
    Beginning of period                    $10.04          $9.82           $8.53           $8.30          $7.57
    End of period                          $6.16           $10.04          $9.82           $8.53          $8.30
  Accumulation units outstanding
  at the end of period                     48,270          68,654          71,482         71,703          89,475

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(50)

  Accumulation unit value:
    Beginning of period                    $5.95           $7.48
    End of period                          $7.57           $5.95
  Accumulation units outstanding
  at the end of period                     57,248          31,019

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division(1901)

  Accumulation unit value:
    Beginning of period                    $8.21            N/A             N/A             N/A            N/A
    End of period                          $8.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       74             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division(1901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(518)

  Accumulation unit value:
    Beginning of period                    $12.08          $14.83          $12.68         $12.13          $11.46
    End of period                          $5.88           $12.08          $14.83         $12.68          $12.13
  Accumulation units outstanding
  at the end of period                     56,329          30,273          71,617         53,075          48,088

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(118)

  Accumulation unit value:
    Beginning of period                    $19.35          $17.67          $12.80         $11.78          $9.33
    End of period                          $9.82           $19.35          $17.67         $12.80          $11.78
  Accumulation units outstanding
  at the end of period                    242,829         333,616         412,665         439,577        480,031

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(118)

  Accumulation unit value:
    Beginning of period                    $7.11           $9.05
    End of period                          $9.33           $7.11
  Accumulation units outstanding
  at the end of period                    284,753          43,257






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.97          $11.43         $10.78          $10.57
    End of period                          $9.61           $12.69          $11.97         $11.43          $10.78
  Accumulation units outstanding
  at the end of period                     59,696          35,702          43,240         65,916          44,487

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $10.57           N/A
    End of period                          $10.57           N/A
  Accumulation units outstanding
  at the end of period                      562             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1304)

  Accumulation unit value:
    Beginning of period                    $9.90           $10.00           N/A             N/A            N/A
    End of period                          $6.85           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,766          2,834            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(65)

  Accumulation unit value:
    Beginning of period                    $20.42          $18.77          $15.17         $13.58          $11.53
    End of period                          $11.49          $20.42          $18.77         $15.17          $13.58
  Accumulation units outstanding
  at the end of period                     65,574         123,839         162,384         173,233        215,873

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(65)

  Accumulation unit value:
    Beginning of period                    $8.52           $9.96
    End of period                          $11.53          $8.52
  Accumulation units outstanding
  at the end of period                    130,405          59,645

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                    $13.93          $13.93          $11.90         $10.91          $10.42
    End of period                          $7.89           $13.93          $13.93         $11.90          $10.91
  Accumulation units outstanding
  at the end of period                    355,664         561,624         580,255         158,018         6,344

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1118)

  Accumulation unit value:
    Beginning of period                    $12.01          $10.73          $9.24            N/A            N/A
    End of period                          $6.38           $12.01          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,500          21,202          1,836            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1118)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                    $12.80          $10.91          $10.57         $10.83          $10.00
    End of period                          $7.38           $12.80          $10.91         $10.57          $10.83
  Accumulation units outstanding
  at the end of period                     24,457          34,638          22,099         42,755          22,602

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1317)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.24           N/A             N/A            N/A
    End of period                          $6.16           $11.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,603           9,093            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1317)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(504)

  Accumulation unit value:
    Beginning of period                    $37.23          $27.93          $23.46         $17.40          $13.62
    End of period                          $22.80          $37.23          $27.93         $23.46          $17.40
  Accumulation units outstanding
  at the end of period                     54,917          59,234          66,626         34,265          25,909

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(504)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim
30 Division(1901)

  Accumulation unit value:
    Beginning of period                    $8.18            N/A             N/A             N/A            N/A
    End of period                          $9.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       75             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim
30 Division(1901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $14.39          $13.91          $13.48          $9.96          $8.59
    End of period                          $7.15           $14.39          $13.91         $13.48          $9.96
  Accumulation units outstanding
  at the end of period                    206,011         318,073         388,797         523,821        524,020

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $7.33           $9.97
    End of period                          $8.59           $7.33
  Accumulation units outstanding
  at the end of period                    349,834          53,406






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.20          $10.26           N/A            N/A
    End of period                          $7.17           $10.82          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                      980             814              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(50)

  Accumulation unit value:
    Beginning of period                    $16.23          $15.33          $14.18         $12.84          $11.26
    End of period                          $9.98           $16.23          $15.33         $14.18          $12.84
  Accumulation units outstanding
  at the end of period                     93,283         169,705         191,630         230,076        246,455

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(50)

  Accumulation unit value:
    Beginning of period                    $8.49           $9.67
    End of period                          $11.26          $8.49
  Accumulation units outstanding
  at the end of period                    146,345          54,166






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(50)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.25          $10.80         $10.50          $9.68
    End of period                          $7.78           $12.66          $12.25         $10.80          $10.50
  Accumulation units outstanding
  at the end of period                    257,557         293,080         371,295         503,110        554,198

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(50)

  Accumulation unit value:
    Beginning of period                    $7.68           $9.47
    End of period                          $9.68           $7.68
  Accumulation units outstanding
  at the end of period                    329,286         154,134

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1317)

  Accumulation unit value:
    Beginning of period                    $8.84           $10.15           N/A             N/A            N/A
    End of period                          $6.08           $8.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,858           18,235           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1317)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(118)

  Accumulation unit value:
    Beginning of period                    $18.84          $21.34          $19.78         $18.42          $16.60
    End of period                          $11.13          $18.84          $21.34         $19.78          $18.42
  Accumulation units outstanding
  at the end of period                    116,224         167,521         184,833         247,994        276,086

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.38          $15.45
    End of period                          $16.60          $11.38
  Accumulation units outstanding
  at the end of period                    178,144          30,995

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(52)

  Accumulation unit value:
    Beginning of period                    $15.11          $15.66          $13.52         $13.16          $11.37
    End of period                          $9.69           $15.11          $15.66         $13.52          $13.16
  Accumulation units outstanding
  at the end of period                    104,292          97,144         157,556         182,651        193,287

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(52)

  Accumulation unit value:
    Beginning of period                    $7.91           $9.76
    End of period                          $11.37          $7.91
  Accumulation units outstanding
  at the end of period                    118,026          38,057






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(518)

  Accumulation unit value:
    Beginning of period                    $7.03           $6.23           $5.78           $5.73          $5.95
    End of period                          $3.92           $7.03           $6.23           $5.78          $5.73
  Accumulation units outstanding
  at the end of period                    107,109         192,183         209,592         154,310         96,325

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(676)

  Accumulation unit value:
    Beginning of period                    $17.90          $15.20          $15.64         $11.43          $10.00
    End of period                          $9.27           $17.90          $15.20         $15.64          $11.43
  Accumulation units outstanding
  at the end of period                    107,423         199,013         186,693         158,602         65,894

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(676)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(704)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.25          $11.99         $11.08          $10.57
    End of period                          $8.16           $14.47          $13.25         $11.99          $11.08
  Accumulation units outstanding
  at the end of period                     16,264          45,889          56,435         66,475          41,173

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(62)

  Accumulation unit value:
    Beginning of period                    $15.33          $14.63          $12.69         $11.32          $9.74
    End of period                          $8.93           $15.33          $14.63         $12.69          $11.32
  Accumulation units outstanding
  at the end of period                     50,355          69,231          74,276         79,336          87,736

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(62)

  Accumulation unit value:
    Beginning of period                    $7.03           $8.75
    End of period                          $9.74           $7.03
  Accumulation units outstanding
  at the end of period                     66,388          29,061






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1776)

  Accumulation unit value:
    Beginning of period                    $7.85            N/A             N/A             N/A            N/A
    End of period                          $4.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,267           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.94          $9.96            N/A             N/A            N/A
    End of period                          $10.38          $10.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    119,648          64,918           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(58)

  Accumulation unit value:
    Beginning of period                    $15.27          $14.32          $14.04         $13.92          $13.52
    End of period                          $15.11          $15.27          $14.32         $14.04          $13.92
  Accumulation units outstanding
  at the end of period                    330,669         290,755         218,408         237,188        249,963

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(58)

  Accumulation unit value:
    Beginning of period                    $13.09          $12.44
    End of period                          $13.52          $13.09
  Accumulation units outstanding
  at the end of period                    208,256          97,236






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(60)

  Accumulation unit value:
    Beginning of period                    $22.08          $24.15          $21.54         $20.10          $18.04
    End of period                          $12.95          $22.08          $24.15         $21.54          $20.10
  Accumulation units outstanding
  at the end of period                     6,143           8,328           7,704           7,934          21,039

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(60)

  Accumulation unit value:
    Beginning of period                    $14.38          $17.40
    End of period                          $18.04          $14.38
  Accumulation units outstanding
  at the end of period                     22,375          18,472

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.87          $14.23          $13.07         $13.04          $12.67
    End of period                          $9.47           $13.87          $14.23         $13.07          $13.04
  Accumulation units outstanding
  at the end of period                    166,115         140,984         169,653         180,836        255,826

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                    $10.77           N/A             N/A             N/A            N/A
    End of period                          $6.25            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,896            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(60)

  Accumulation unit value:
    Beginning of period                    $21.14          $22.73          $20.40         $19.73          $18.24
    End of period                          $11.00          $21.14          $22.73         $20.40          $19.73
  Accumulation units outstanding
  at the end of period                     14,238          16,443          35,820         49,550          63,463

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(60)

  Accumulation unit value:
    Beginning of period                    $14.86          $17.90
    End of period                          $18.24          $14.86
  Accumulation units outstanding
  at the end of period                     57,883          35,018

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1901)

  Accumulation unit value:
    Beginning of period                    $8.50            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,270            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.34            N/A             N/A             N/A            N/A
    End of period                          $6.69            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,549           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.20            N/A             N/A             N/A            N/A
    End of period                          $6.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      663             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $7.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      186             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.52          $10.61           N/A             N/A            N/A
    End of period                          $6.77           $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,123          5,628            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.13            N/A             N/A             N/A            N/A
    End of period                          $7.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      848             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.17            N/A             N/A             N/A            N/A
    End of period                          $6.27            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,542           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(83)

  Accumulation unit value:
    Beginning of period                    $16.56          $15.39          $13.51         $12.64          $11.38
    End of period                          $9.93           $16.56          $15.39         $13.51          $12.64
  Accumulation units outstanding
  at the end of period                    201,648         286,090         313,782         342,121        445,283

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(83)

  Accumulation unit value:
    Beginning of period                    $9.11           $11.39
    End of period                          $11.38          $9.11
  Accumulation units outstanding
  at the end of period                     87,380          28,707






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(786)

  Accumulation unit value:
    Beginning of period                    $11.74          $11.21          $10.54         $10.26           N/A
    End of period                          $9.98           $11.74          $11.21         $10.54           N/A
  Accumulation units outstanding
  at the end of period                    159,383          84,930          62,164         35,109           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(56)

  Accumulation unit value:
    Beginning of period                    $16.42          $15.33          $13.63         $12.87          $11.72
    End of period                          $10.46          $16.42          $15.33         $13.63          $12.87
  Accumulation units outstanding
  at the end of period                    445,046         562,871         652,908         693,179        742,134

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(56)

  Accumulation unit value:
    Beginning of period                    $9.77           $11.03
    End of period                          $11.72          $9.77
  Accumulation units outstanding
  at the end of period                    483,690         139,370






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(780)

  Accumulation unit value:
    Beginning of period                    $12.56          $11.83          $10.87         $10.54           N/A
    End of period                          $9.75           $12.56          $11.83         $10.87           N/A
  Accumulation units outstanding
  at the end of period                    178,211          89,571          28,368         19,509           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(780)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(67)

  Accumulation unit value:
    Beginning of period                    $15.60          $14.57          $13.18         $12.56          $11.63
    End of period                          $11.15          $15.60          $14.57         $13.18          $12.56
  Accumulation units outstanding
  at the end of period                    443,548         587,399         613,906         633,091        583,823

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(67)

  Accumulation unit value:
    Beginning of period                    $10.02          $11.17
    End of period                          $11.63          $10.02
  Accumulation units outstanding
  at the end of period                    338,666         100,482






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.68          $11.49           N/A             N/A            N/A
    End of period                          $8.04           $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,093          3,429            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.06           N/A             N/A             N/A            N/A
    End of period                          $9.00            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      511             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.71            N/A             N/A             N/A            N/A
    End of period                          $6.38            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,137            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(73)

  Accumulation unit value:
    Beginning of period                    $28.23          $26.65          $23.79         $22.92          $20.97
    End of period                          $22.06          $28.23          $26.65         $23.79          $22.92
  Accumulation units outstanding
  at the end of period                     94,078         110,773         113,922         105,312        115,394

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(73)

  Accumulation unit value:
    Beginning of period                    $17.50          $18.79
    End of period                          $20.97          $17.50
  Accumulation units outstanding
  at the end of period                     78,075          18,956






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(52)

  Accumulation unit value:
    Beginning of period                    $13.10          $12.69          $12.32         $12.17          $12.25
    End of period                          $13.19          $13.10          $12.69         $12.32          $12.17
  Accumulation units outstanding
  at the end of period                    312,880         156,214          67,673         38,785          47,302

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(52)

  Accumulation unit value:
    Beginning of period                    $12.37          $12.41
    End of period                          $12.25          $12.37
  Accumulation units outstanding
  at the end of period                     26,645          55,558

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(242)

  Accumulation unit value:
    Beginning of period                    $22.18          $20.87          $17.51         $16.43          $14.52
    End of period                          $14.57          $22.18          $20.87         $17.51          $16.43
  Accumulation units outstanding
  at the end of period                     60,982          49,617          48,084         40,503          57,418

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(242)

  Accumulation unit value:
    Beginning of period                    $10.93          $11.19
    End of period                          $14.52          $10.93
  Accumulation units outstanding
  at the end of period                     27,733           166






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(58)

  Accumulation unit value:
    Beginning of period                    $32.64          $30.07          $26.84         $25.66          $23.70
    End of period                          $18.38          $32.64          $30.07         $26.84          $25.66
  Accumulation units outstanding
  at the end of period                     54,355          68,755          53,117         63,086          64,981

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(58)

  Accumulation unit value:
    Beginning of period                    $18.42          $22.77
    End of period                          $23.70          $18.42
  Accumulation units outstanding
  at the end of period                     53,649          22,644

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(56)

  Accumulation unit value:
    Beginning of period                    $45.56          $39.44          $37.47         $33.32          $28.64
    End of period                          $26.65          $45.56          $39.44         $37.47          $33.32
  Accumulation units outstanding
  at the end of period                     36,747          49,503          46,593         60,832          65,787

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(56)

  Accumulation unit value:
    Beginning of period                    $20.96          $25.75
    End of period                          $28.64          $20.96
  Accumulation units outstanding
  at the end of period                     54,288          19,061






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(56)

  Accumulation unit value:
    Beginning of period                    $16.22          $16.32          $13.80         $13.19          $11.61
    End of period                          $9.52           $16.22          $16.32         $13.80          $13.19
  Accumulation units outstanding
  at the end of period                    109,746         155,647         123,195         152,077        165,555

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(56)

  Accumulation unit value:
    Beginning of period                    $9.07           $10.79
    End of period                          $11.61          $9.07
  Accumulation units outstanding
  at the end of period                    113,931          50,904

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.495%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.78          $11.99           N/A             N/A            N/A
    End of period                          $9.03           $12.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,808           20,202           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1293)

  Accumulation unit value:
    Beginning of period                    $9.95           $10.26           N/A             N/A            N/A
    End of period                          $6.26           $9.95            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,385          15,288           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1293)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.29          $19.31           N/A             N/A            N/A
    End of period                          $18.95          $20.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,211           4,354            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.42          $15.88           N/A             N/A            N/A
    End of period                          $9.53           $17.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,229           9,186            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $17.23           N/A             N/A             N/A            N/A
    End of period                          $17.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,587            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1312)

  Accumulation unit value:
    Beginning of period                    $14.13          $11.90           N/A             N/A            N/A
    End of period                          $6.95           $14.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,522            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1312)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.09          $12.69           N/A             N/A            N/A
    End of period                          $7.72           $12.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,237           9,866            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.38           N/A             N/A            N/A
    End of period                          $12.16          $11.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             14,839           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $10.00          $9.79            N/A             N/A            N/A
    End of period                          $6.13           $10.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             22,618           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.28          $17.60           N/A             N/A            N/A
    End of period                          $9.78           $19.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,672           12,760           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.64          $11.93           N/A             N/A            N/A
    End of period                          $9.56           $12.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,177          15,399           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                    $9.65            N/A             N/A             N/A            N/A
    End of period                          $6.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,704           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.37          $18.79           N/A             N/A            N/A
    End of period                          $11.45          $20.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,951          25,186           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1312)

  Accumulation unit value:
    Beginning of period                    $13.91          $14.45           N/A             N/A            N/A
    End of period                          $7.87           $13.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,151            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1312)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                    $37.09          $26.77           N/A             N/A            N/A
    End of period                          $22.70          $37.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,747           6,886            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $16.19          $15.35           N/A             N/A            N/A
    End of period                          $9.95           $16.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,833          30,291           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.07          $15.61           N/A             N/A            N/A
    End of period                          $9.66           $15.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,376           4,818            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.87          $14.77           N/A             N/A            N/A
    End of period                          $9.25           $17.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,387           9,233            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.14           N/A             N/A            N/A
    End of period                          $8.14           $14.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,063           10,889           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.20          $14.32           N/A             N/A            N/A
    End of period                          $15.04          $15.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,568          24,715           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.71            N/A             N/A             N/A            N/A
    End of period                          $6.68            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,687           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $20.60           N/A             N/A             N/A            N/A
    End of period                          $21.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,939            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1293)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.75           N/A             N/A            N/A
    End of period                          $13.12          $13.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,326           4,326            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1293)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $32.45          $29.90           N/A             N/A            N/A
    End of period                          $18.27          $32.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,912           3,030            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.50%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $13.03          $15.56          $11.58         $10.00           N/A
    End of period                          $8.25           $13.03          $15.56         $11.58           N/A
  Accumulation units outstanding
  at the end of period                    692,980         612,740         504,755         77,842           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(281)

  Accumulation unit value:
    Beginning of period                    $19.01          $17.58          $14.56         $13.35          $11.65
    End of period                          $11.06          $19.01          $17.58         $14.56          $13.35
  Accumulation units outstanding
  at the end of period                    388,479         378,166         314,571         197,196        113,095

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(281)

  Accumulation unit value:
    Beginning of period                    $8.42            N/A
    End of period                          $11.65           N/A
  Accumulation units outstanding
  at the end of period                     66,299           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(274)

  Accumulation unit value:
    Beginning of period                    $14.27          $12.52          $11.78         $11.15          $10.29
    End of period                          $8.76           $14.27          $12.52         $11.78          $11.15
  Accumulation units outstanding
  at the end of period                    510,644         552,376         487,612         450,551        358,184

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(274)

  Accumulation unit value:
    Beginning of period                    $7.86            N/A
    End of period                          $10.29           N/A
  Accumulation units outstanding
  at the end of period                    178,781           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(274)

  Accumulation unit value:
    Beginning of period                    $15.72          $14.33          $12.70         $11.89          $11.30
    End of period                          $9.33           $15.72          $14.33         $12.70          $11.89
  Accumulation units outstanding
  at the end of period                    160,173         182,430         177,637         207,652        185,860

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(274)

  Accumulation unit value:
    Beginning of period                    $7.75            N/A
    End of period                          $11.30           N/A
  Accumulation units outstanding
  at the end of period                    138,330           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(284)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.01          $11.00         $10.15          $9.41
    End of period                          $9.02           $12.77          $12.01         $11.00          $10.15
  Accumulation units outstanding
  at the end of period                    755,600         532,696         380,726         303,094        308,511

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(284)

  Accumulation unit value:
    Beginning of period                    $8.14            N/A
    End of period                          $9.41            N/A
  Accumulation units outstanding
  at the end of period                    240,075           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(587)

  Accumulation unit value:
    Beginning of period                    $30.62          $25.76          $23.08         $22.99          $20.54
    End of period                          $17.35          $30.62          $25.76         $23.08          $22.99
  Accumulation units outstanding
  at the end of period                    219,217         106,841          22,753          9,403           886

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.00           N/A             N/A            N/A
    End of period                          $4.48           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    121,468          5,235            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(274)

  Accumulation unit value:
    Beginning of period                    $29.71          $27.48          $26.67         $25.86          $23.51
    End of period                          $17.30          $29.71          $27.48         $26.67          $25.86
  Accumulation units outstanding
  at the end of period                    217,658         102,054          75,265         37,211          58,777

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(274)

  Accumulation unit value:
    Beginning of period                    $16.91           N/A
    End of period                          $23.51           N/A
  Accumulation units outstanding
  at the end of period                     53,728           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.70          $9.98            N/A             N/A            N/A
    End of period                          $6.58           $13.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,322,585        859,276           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.70          $10.02           N/A             N/A            N/A
    End of period                          $6.57           $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    132,084          79,787           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(285)

  Accumulation unit value:
    Beginning of period                    $19.04          $19.21          $17.36         $17.05          $16.27
    End of period                          $11.43          $19.04          $19.21         $17.36          $17.05
  Accumulation units outstanding
  at the end of period                    135,812         185,089         180,777         239,389        201,640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(285)

  Accumulation unit value:
    Beginning of period                    $12.14           N/A
    End of period                          $16.27           N/A
  Accumulation units outstanding
  at the end of period                    122,214           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(285)

  Accumulation unit value:
    Beginning of period                    $25.61          $23.19          $19.60         $19.41          $16.59
    End of period                          $15.57          $25.61          $23.19         $19.60          $19.41
  Accumulation units outstanding
  at the end of period                    255,438         204,631         139,411         105,213        103,984

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(285)

  Accumulation unit value:
    Beginning of period                    $10.41           N/A
    End of period                          $16.59           N/A
  Accumulation units outstanding
  at the end of period                     49,816           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.95           $10.00           N/A             N/A            N/A
    End of period                          $6.26           $9.95            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   4,238,625       4,062,870          N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.01           N/A             N/A            N/A
    End of period                          $5.80           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    235,793         267,770           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.87          $10.00           N/A            N/A
    End of period                          $7.55           $10.90          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,021,773        832,281         276,208           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.04           N/A             N/A            N/A
    End of period                          $6.04           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    331,617         272,718           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $11.71          $12.66          $10.92         $10.00           N/A
    End of period                          $7.71           $11.71          $12.66         $10.92           N/A
  Accumulation units outstanding
  at the end of period                    271,021         201,433         163,803         28,975           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(274)

  Accumulation unit value:
    Beginning of period                    $20.28          $19.24          $18.65         $18.45          $17.52
    End of period                          $18.94          $20.28          $19.24         $18.65          $18.45
  Accumulation units outstanding
  at the end of period                    677,438         792,927         630,740         493,093        335,446

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(274)

  Accumulation unit value:
    Beginning of period                    $15.95           N/A
    End of period                          $17.52           N/A
  Accumulation units outstanding
  at the end of period                    149,590           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,028           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                    $13.02          $12.86          $11.28         $10.00           N/A
    End of period                          $8.20           $13.02          $12.86         $11.28           N/A
  Accumulation units outstanding
  at the end of period                    359,574         308,600         225,497         137,140          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.21          $10.00           N/A            N/A
    End of period                          $9.76           $10.54          $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                    373,917         210,446         135,651           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(285)

  Accumulation unit value:
    Beginning of period                    $17.41          $15.79          $12.14         $10.39          $8.61
    End of period                          $9.52           $17.41          $15.79         $12.14          $10.39
  Accumulation units outstanding
  at the end of period                   1,009,687       1,015,345        769,872         392,803        277,805

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(285)

  Accumulation unit value:
    Beginning of period                    $5.43            N/A
    End of period                          $8.61            N/A
  Accumulation units outstanding
  at the end of period                     82,807           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(274)

  Accumulation unit value:
    Beginning of period                    $25.55          $24.02          $21.76         $20.81          $17.90
    End of period                          $13.98          $25.55          $24.02         $21.76          $20.81
  Accumulation units outstanding
  at the end of period                     91,479          88,911          50,765         41,938          31,977

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(274)

  Accumulation unit value:
    Beginning of period                    $12.90           N/A
    End of period                          $17.90           N/A
  Accumulation units outstanding
  at the end of period                     18,467           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(277)

  Accumulation unit value:
    Beginning of period                    $16.59          $15.83          $15.56         $15.43          $15.09
    End of period                          $17.41          $16.59          $15.83         $15.56          $15.43
  Accumulation units outstanding
  at the end of period                    948,940         410,383         375,838         341,607        322,313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(277)

  Accumulation unit value:
    Beginning of period                    $15.29           N/A
    End of period                          $15.09           N/A
  Accumulation units outstanding
  at the end of period                    205,423           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $14.13          $10.88          $9.99            N/A            N/A
    End of period                          $6.95           $14.13          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,150,948        800,421         162,454           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(274)

  Accumulation unit value:
    Beginning of period                    $19.88          $20.72          $18.36         $17.13          $13.94
    End of period                          $11.95          $19.88          $20.72         $18.36          $17.13
  Accumulation units outstanding
  at the end of period                    356,596         404,251         405,820         369,586        320,022

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(274)

  Accumulation unit value:
    Beginning of period                    $10.44           N/A
    End of period                          $13.94           N/A
  Accumulation units outstanding
  at the end of period                    142,114           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(278)

  Accumulation unit value:
    Beginning of period                    $15.83          $17.24          $14.98         $14.53          $12.79
    End of period                          $9.58           $15.83          $17.24         $14.98          $14.53
  Accumulation units outstanding
  at the end of period                    358,144         372,510         372,906         304,585        314,682

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(278)

  Accumulation unit value:
    Beginning of period                    $8.88            N/A
    End of period                          $12.79           N/A
  Accumulation units outstanding
  at the end of period                    210,425           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders
Division(1901)

  Accumulation unit value:
    Beginning of period                    $8.46            N/A             N/A             N/A            N/A
    End of period                          $8.33            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      236             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders
Division(1901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                    $9.82           $10.21           N/A             N/A            N/A
    End of period                          $6.17           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    857,149         262,173           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(182)

  Accumulation unit value:
    Beginning of period                    $12.09          $12.63          $11.42         $11.94          $9.95
    End of period                          $7.71           $12.09          $12.63         $11.42          $11.94
  Accumulation units outstanding
  at the end of period                   2,643,893       3,887,653       3,899,166       3,364,273      2,738,002

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(182)

  Accumulation unit value:
    Beginning of period                    $7.60           $8.15
    End of period                          $9.95           $7.60
  Accumulation units outstanding
  at the end of period                   1,060,713           -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(272)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.35          $11.12         $11.08          $10.85
    End of period                          $12.16          $11.90          $11.35         $11.12          $11.08
  Accumulation units outstanding
  at the end of period                   1,187,071       1,311,028       1,085,503        901,613        759,437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(272)

  Accumulation unit value:
    Beginning of period                    $10.76           N/A
    End of period                          $10.85           N/A
  Accumulation units outstanding
  at the end of period                    280,251           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(488)

  Accumulation unit value:
    Beginning of period                    $6.22           $6.06           $4.52           $4.54          $4.03
    End of period                          $3.70           $6.22           $6.06           $4.52          $4.54
  Accumulation units outstanding
  at the end of period                    405,215         501,754         440,482         83,801          85,003

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(488)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(487)

  Accumulation unit value:
    Beginning of period                    $10.59          $11.67          $10.44         $10.86          $9.93
    End of period                          $7.17           $10.59          $11.67         $10.44          $10.86
  Accumulation units outstanding
  at the end of period                    125,138          56,290          71,431         43,844          24,567

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(487)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(182)

  Accumulation unit value:
    Beginning of period                    $11.30          $11.36          $8.90           $9.58          $9.45
    End of period                          $6.01           $11.30          $11.36          $8.90          $9.58
  Accumulation units outstanding
  at the end of period                   3,468,572       4,836,688       4,976,483       4,193,235      3,323,866

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(182)

  Accumulation unit value:
    Beginning of period                    $7.63           $7.38
    End of period                          $9.45           $7.63
  Accumulation units outstanding
  at the end of period                   1,332,348           -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.48          $11.82          $10.00           N/A            N/A
    End of period                          $5.23           $10.48          $11.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,095,027       2,212,748       1,468,589          N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(307)

  Accumulation unit value:
    Beginning of period                    $10.00          $9.78           $8.50           $8.28          $7.55
    End of period                          $6.13           $10.00          $9.78           $8.50          $8.28
  Accumulation units outstanding
  at the end of period                    294,584         444,260         312,927         278,981        315,293

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(307)

  Accumulation unit value:
    Beginning of period                    $5.88            N/A
    End of period                          $7.55            N/A
  Accumulation units outstanding
  at the end of period                    116,160           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division(1936)

  Accumulation unit value:
    Beginning of period                    $7.83            N/A             N/A             N/A            N/A
    End of period                          $8.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      682             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division(1936)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $12.03          $14.78          $12.64         $12.09          $10.82
    End of period                          $5.85           $12.03          $14.78         $12.64          $12.09
  Accumulation units outstanding
  at the end of period                    427,171         204,839         159,484         99,089          75,068

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $10.60           N/A
    End of period                          $10.82           N/A
  Accumulation units outstanding
  at the end of period                      529             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(182)

  Accumulation unit value:
    Beginning of period                    $19.27          $17.61          $12.76         $11.75          $9.31
    End of period                          $9.77           $19.27          $17.61         $12.76          $11.75
  Accumulation units outstanding
  at the end of period                   3,218,649       4,204,001       4,172,639       3,531,894      2,791,850

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(182)

  Accumulation unit value:
    Beginning of period                    $7.10           $7.47
    End of period                          $9.31           $7.10
  Accumulation units outstanding
  at the end of period                    944,569            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $12.64          $11.93          $11.39         $10.75          $10.55
    End of period                          $9.56           $12.64          $11.93         $11.39          $10.75
  Accumulation units outstanding
  at the end of period                    396,355         322,347         298,063         263,843        154,680

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $10.34           N/A
    End of period                          $10.55           N/A
  Accumulation units outstanding
  at the end of period                      542             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1309)

  Accumulation unit value:
    Beginning of period                    $9.90           $10.17           N/A             N/A            N/A
    End of period                          $6.84           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    392,039         197,636           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(272)

  Accumulation unit value:
    Beginning of period                    $20.36          $18.73          $15.14         $13.56          $11.52
    End of period                          $11.45          $20.36          $18.73         $15.14          $13.56
  Accumulation units outstanding
  at the end of period                   1,409,230       1,614,953       1,652,526       1,275,918      1,062,863

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(272)

  Accumulation unit value:
    Beginning of period                    $8.12            N/A
    End of period                          $11.52           N/A
  Accumulation units outstanding
  at the end of period                    414,962           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                    $13.91          $13.92          $11.89         $10.91          $9.91
    End of period                          $7.87           $13.91          $13.92         $11.89          $10.91
  Accumulation units outstanding
  at the end of period                   20,789,131      23,711,605      14,494,580      3,931,018       301,453

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                    $12.00          $10.73          $9.42            N/A            N/A
    End of period                          $6.37           $12.00          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,753,759       2,058,347        502,032           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                    $12.78          $10.90          $10.56         $10.83          $9.94
    End of period                          $7.37           $12.78          $10.90         $10.56          $10.83
  Accumulation units outstanding
  at the end of period                    377,443         430,691         292,545         153,997         44,593

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1314)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.14           N/A             N/A            N/A
    End of period                          $6.16           $11.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    347,327         262,022           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(488)

  Accumulation unit value:
    Beginning of period                    $37.08          $27.82          $23.38         $17.35          $13.42
    End of period                          $22.70          $37.08          $27.82         $23.38          $17.35
  Accumulation units outstanding
  at the end of period                    613,217         596,312         427,959         273,368        140,481

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(488)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim
30 Division(1936)

  Accumulation unit value:
    Beginning of period                    $8.65            N/A             N/A             N/A            N/A
    End of period                          $9.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      617             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim
30 Division(1936)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(182)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.85          $13.44          $9.94          $8.57
    End of period                          $7.11           $14.33          $13.85         $13.44          $9.94
  Accumulation units outstanding
  at the end of period                   2,910,950       3,980,789       3,975,366       3,739,429      3,073,786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(182)

  Accumulation unit value:
    Beginning of period                    $7.32           $8.46
    End of period                          $8.57           $7.32
  Accumulation units outstanding
  at the end of period                   1,130,204           -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.20          $9.90            N/A            N/A
    End of period                          $7.16           $10.81          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                    166,382         107,720          74,048           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(272)

  Accumulation unit value:
    Beginning of period                    $16.18          $15.29          $14.15         $12.83          $11.24
    End of period                          $9.95           $16.18          $15.29         $14.15          $12.83
  Accumulation units outstanding
  at the end of period                   1,422,708       1,595,356       1,606,763       1,558,311      1,334,828

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(272)

  Accumulation unit value:
    Beginning of period                    $7.95            N/A
    End of period                          $11.24           N/A
  Accumulation units outstanding
  at the end of period                    622,504           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(272)

  Accumulation unit value:
    Beginning of period                    $12.62          $12.22          $10.78         $10.48          $9.67
    End of period                          $7.76           $12.62          $12.22         $10.78          $10.48
  Accumulation units outstanding
  at the end of period                   2,480,878       2,806,928       2,778,470       2,379,973      2,064,234

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(272)

  Accumulation unit value:
    Beginning of period                    $7.31            N/A
    End of period                          $9.67            N/A
  Accumulation units outstanding
  at the end of period                    987,736           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                    $8.84           $10.30           N/A             N/A            N/A
    End of period                          $6.08           $8.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    319,062         199,162           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(182)

  Accumulation unit value:
    Beginning of period                    $18.76          $21.26          $19.72         $18.37          $16.57
    End of period                          $11.08          $18.76          $21.26         $19.72          $18.37
  Accumulation units outstanding
  at the end of period                   1,828,563       2,292,773       2,281,691       2,005,394      1,592,203

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(182)

  Accumulation unit value:
    Beginning of period                    $11.36          $11.35
    End of period                          $16.57          $11.36
  Accumulation units outstanding
  at the end of period                    590,024            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(272)

  Accumulation unit value:
    Beginning of period                    $15.06          $15.62          $13.50         $13.14          $11.36
    End of period                          $9.66           $15.06          $15.62         $13.50          $13.14
  Accumulation units outstanding
  at the end of period                   1,129,726       1,270,842       1,289,269       1,174,589      1,030,365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(272)

  Accumulation unit value:
    Beginning of period                    $7.41            N/A
    End of period                          $11.36           N/A
  Accumulation units outstanding
  at the end of period                    457,554           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(488)

  Accumulation unit value:
    Beginning of period                    $7.00           $6.21           $5.76           $5.71          $5.90
    End of period                          $3.90           $7.00           $6.21           $5.76          $5.71
  Accumulation units outstanding
  at the end of period                    453,714         549,858         314,183         204,763        115,754

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(488)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                    $17.87          $15.18          $15.63         $11.43          $10.00
    End of period                          $9.25           $17.87          $15.18         $15.63          $11.43
  Accumulation units outstanding
  at the end of period                   3,402,142       3,677,242       3,106,852       1,378,283       154,601

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.24          $11.98         $11.08          $9.76
    End of period                          $8.14           $14.44          $13.24         $11.98          $11.08
  Accumulation units outstanding
  at the end of period                   1,230,016       1,357,105       1,328,131        709,018        101,868

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(279)

  Accumulation unit value:
    Beginning of period                    $15.27          $14.58          $12.66         $11.30          $9.72
    End of period                          $8.90           $15.27          $14.58         $12.66          $11.30
  Accumulation units outstanding
  at the end of period                    588,611         685,880         569,061         438,706        441,117

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(279)

  Accumulation unit value:
    Beginning of period                    $6.57            N/A
    End of period                          $9.72            N/A
  Accumulation units outstanding
  at the end of period                    230,217           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1772)

  Accumulation unit value:
    Beginning of period                    $8.92            N/A             N/A             N/A            N/A
    End of period                          $4.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     61,658           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1773)

  Accumulation unit value:
    Beginning of period                    $7.91            N/A             N/A             N/A            N/A
    End of period                          $4.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    186,359           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.93          $10.00           N/A             N/A            N/A
    End of period                          $10.37          $10.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,503,565        231,032           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(271)

  Accumulation unit value:
    Beginning of period                    $15.20          $14.25          $13.98         $13.87          $13.48
    End of period                          $15.03          $15.20          $14.25         $13.98          $13.87
  Accumulation units outstanding
  at the end of period                   2,579,397       1,956,300       1,469,541       1,166,464       890,922

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(271)

  Accumulation unit value:
    Beginning of period                    $13.18           N/A
    End of period                          $13.48           N/A
  Accumulation units outstanding
  at the end of period                    621,948           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(278)

  Accumulation unit value:
    Beginning of period                    $21.94          $24.01          $21.43         $20.00          $17.96
    End of period                          $12.86          $21.94          $24.01         $21.43          $20.00
  Accumulation units outstanding
  at the end of period                     18,997          14,283          10,197         10,951          7,597

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(278)

  Accumulation unit value:
    Beginning of period                    $13.55           N/A
    End of period                          $17.96           N/A
  Accumulation units outstanding
  at the end of period                     5,621            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.81          $14.17          $13.02         $12.99          $12.63
    End of period                          $9.42           $13.81          $14.17         $13.02          $12.99
  Accumulation units outstanding
  at the end of period                    618,235         866,607         882,962         671,276        694,464

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1778)

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $5.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,049           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1778)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $6.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,350           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(281)

  Accumulation unit value:
    Beginning of period                    $21.01          $22.60          $20.29         $19.64          $18.16
    End of period                          $10.92          $21.01          $22.60         $20.29          $19.64
  Accumulation units outstanding
  at the end of period                    120,556         129,378         159,025         147,411        132,011

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(281)

  Accumulation unit value:
    Beginning of period                    $13.82           N/A
    End of period                          $18.16           N/A
  Accumulation units outstanding
  at the end of period                     75,797           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1897)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,278           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.30           N/A             N/A            N/A
    End of period                          $6.68           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,167,969        268,409           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.90           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    218,965          8,175            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.50          $10.27           N/A             N/A            N/A
    End of period                          $6.29           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    217,458         106,436           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.55          $9.99            N/A             N/A            N/A
    End of period                          $7.63           $10.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    351,582         194,473           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.52          $9.94            N/A             N/A            N/A
    End of period                          $6.76           $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    427,062         159,577           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1460)

  Accumulation unit value:
    Beginning of period                    $9.76           $9.82            N/A             N/A            N/A
    End of period                          $7.13           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    254,779          1,532            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1460)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.00           N/A             N/A            N/A
    End of period                          $6.26           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    214,566          7,761            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(286)

  Accumulation unit value:
    Beginning of period                    $16.48          $15.32          $13.46         $12.59          $11.35
    End of period                          $9.88           $16.48          $15.32         $13.46          $12.59
  Accumulation units outstanding
  at the end of period                   1,954,348       2,431,231       2,279,405       2,279,364      2,477,770

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(286)

  Accumulation unit value:
    Beginning of period                    $8.40            N/A
    End of period                          $11.35           N/A
  Accumulation units outstanding
  at the end of period                    447,513           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(703)

  Accumulation unit value:
    Beginning of period                    $11.72          $11.20          $10.54         $10.31          $10.14
    End of period                          $9.96           $11.72          $11.20         $10.54          $10.31
  Accumulation units outstanding
  at the end of period                   1,205,598        474,569         239,797         81,549          7,172

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(703)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(270)

  Accumulation unit value:
    Beginning of period                    $16.34          $15.26          $13.57         $12.82          $11.68
    End of period                          $10.41          $16.34          $15.26         $13.57          $12.82
  Accumulation units outstanding
  at the end of period                   4,187,228       4,861,321       4,691,990       4,175,488      3,979,383

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(270)

  Accumulation unit value:
    Beginning of period                    $9.49            N/A
    End of period                          $11.68           N/A
  Accumulation units outstanding
  at the end of period                   1,937,017          N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(678)

  Accumulation unit value:
    Beginning of period                    $12.54          $11.81          $10.86         $10.50          $9.97
    End of period                          $9.73           $12.54          $11.81         $10.86          $10.50
  Accumulation units outstanding
  at the end of period                   2,161,842       1,451,823        983,837         351,778        133,708

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(269)

  Accumulation unit value:
    Beginning of period                    $15.52          $14.51          $13.13         $12.52          $11.60
    End of period                          $11.09          $15.52          $14.51         $13.13          $12.52
  Accumulation units outstanding
  at the end of period                   4,099,136       4,317,116       3,243,455       2,138,545      1,517,827

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(269)

  Accumulation unit value:
    Beginning of period                    $9.72            N/A
    End of period                          $11.60           N/A
  Accumulation units outstanding
  at the end of period                    855,504           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1046)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.84          $10.28           N/A            N/A
    End of period                          $8.03           $11.67          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                    149,552          42,021          15,879           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1071)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.97          $10.23           N/A            N/A
    End of period                          $7.77           $11.83          $10.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                    110,972          41,184          4,139            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1040)

  Accumulation unit value:
    Beginning of period                    $11.98          $11.04          $10.34           N/A            N/A
    End of period                          $7.59           $11.98          $11.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                     92,885          21,460          18,140           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1040)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1029)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.59          $9.97            N/A            N/A
    End of period                          $8.99           $11.15          $10.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                    399,713         117,219          46,512           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.00           N/A             N/A            N/A
    End of period                          $6.38           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    297,556          2,112            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(278)

  Accumulation unit value:
    Beginning of period                    $28.05          $26.49          $23.66         $22.81          $20.88
    End of period                          $21.91          $28.05          $26.49         $23.66          $22.81
  Accumulation units outstanding
  at the end of period                    948,396         738,848         464,283         398,584        340,031

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(278)

  Accumulation unit value:
    Beginning of period                    $16.89           N/A
    End of period                          $20.88           N/A
  Accumulation units outstanding
  at the end of period                    129,290           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(273)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.62          $12.26         $12.12          $12.20
    End of period                          $13.11          $13.03          $12.62         $12.26          $12.12
  Accumulation units outstanding
  at the end of period                   3,931,058       2,294,061        515,586         190,178        122,952

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(273)

  Accumulation unit value:
    Beginning of period                    $12.32           N/A
    End of period                          $12.20           N/A
  Accumulation units outstanding
  at the end of period                     66,930           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(278)

  Accumulation unit value:
    Beginning of period                    $22.12          $20.83          $17.48         $16.41          $14.51
    End of period                          $14.53          $22.12          $20.83         $17.48          $16.41
  Accumulation units outstanding
  at the end of period                    459,910         424,912         344,992         192,819        191,342

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(278)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A
    End of period                          $14.51           N/A
  Accumulation units outstanding
  at the end of period                     78,153           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(277)

  Accumulation unit value:
    Beginning of period                    $32.43          $29.90          $26.69         $25.54          $23.59
    End of period                          $18.26          $32.43          $29.90         $26.69          $25.54
  Accumulation units outstanding
  at the end of period                    613,540         559,920         393,940         361,785        311,131

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(277)

  Accumulation unit value:
    Beginning of period                    $17.58           N/A
    End of period                          $23.59           N/A
  Accumulation units outstanding
  at the end of period                    134,271           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(274)

  Accumulation unit value:
    Beginning of period                    $45.27          $39.21          $37.27         $33.16          $28.51
    End of period                          $26.47          $45.27          $39.21         $37.27          $33.16
  Accumulation units outstanding
  at the end of period                    446,328         391,195         282,046         228,452        223,821

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(274)

  Accumulation unit value:
    Beginning of period                    $19.78           N/A
    End of period                          $28.51           N/A
  Accumulation units outstanding
  at the end of period                    148,119           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(277)

  Accumulation unit value:
    Beginning of period                    $16.16          $16.27          $13.76         $13.16          $11.59
    End of period                          $9.48           $16.16          $16.27         $13.76          $13.16
  Accumulation units outstanding
  at the end of period                    860,231         939,434         856,874         745,214        734,379

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(277)

  Accumulation unit value:
    Beginning of period                    $8.36            N/A
    End of period                          $11.59           N/A
  Accumulation units outstanding
  at the end of period                    391,316           N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.52%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.97           N/A             N/A            N/A
    End of period                          $9.01           $12.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,643            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $27.72           N/A             N/A             N/A            N/A
    End of period                          $17.25           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,421            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.01          $12.83           N/A             N/A            N/A
    End of period                          $8.19           $13.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,283            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1260)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.26           N/A             N/A            N/A
    End of period                          $9.76           $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,150           8,143            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1260)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.38          $15.84           N/A             N/A            N/A
    End of period                          $9.50           $17.38           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,267           3,561            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1260)

  Accumulation unit value:
    Beginning of period                    $14.12          $11.28           N/A             N/A            N/A
    End of period                          $6.95           $14.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,289           3,704            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1260)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1330)

  Accumulation unit value:
    Beginning of period                    $9.82           $10.31           N/A             N/A            N/A
    End of period                          $6.17           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    108,160         108,160           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1330)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.89          $11.37           N/A             N/A            N/A
    End of period                          $12.14          $11.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,975           10,958           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1224)

  Accumulation unit value:
    Beginning of period                    $10.47          $11.81           N/A             N/A            N/A
    End of period                          $5.22           $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,789            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $9.98           $9.77            N/A             N/A            N/A
    End of period                          $6.11           $9.98            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,738            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.24          $17.57           N/A             N/A            N/A
    End of period                          $9.75           $19.24           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,197            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(1260)

  Accumulation unit value:
    Beginning of period                    $20.34          $19.63           N/A             N/A            N/A
    End of period                          $11.43          $20.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,169           14,188           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(1260)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.90          $13.82           N/A             N/A            N/A
    End of period                          $7.87           $13.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,214           16,873           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.00          $10.68           N/A             N/A            N/A
    End of period                          $6.37           $12.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,255            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                    $37.01          $26.72           N/A             N/A            N/A
    End of period                          $22.65          $37.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,961            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1260)

  Accumulation unit value:
    Beginning of period                    $16.16          $16.39           N/A             N/A            N/A
    End of period                          $9.94           $16.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,912           11,047           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1260)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index
Division(1260)

  Accumulation unit value:
    Beginning of period                    $12.61          $12.47           N/A             N/A            N/A
    End of period                          $7.74           $12.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,044           16,753           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index
Division(1260)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(1260)

  Accumulation unit value:
    Beginning of period                    $15.04          $16.28           N/A             N/A            N/A
    End of period                          $9.64           $15.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,784           9,408            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(1260)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.86          $14.77           N/A             N/A            N/A
    End of period                          $9.24           $17.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,182           4,698            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.17          $14.29           N/A             N/A            N/A
    End of period                          $15.00          $15.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,055          4,864            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1369)

  Accumulation unit value:
    Beginning of period                    $12.99          $12.83           N/A             N/A            N/A
    End of period                          $13.08          $12.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             46,243           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1369)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                    $20.95           N/A             N/A             N/A            N/A
    End of period                          $14.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,514            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(1224)

  Accumulation unit value:
    Beginning of period                    $16.14          $16.26           N/A             N/A            N/A
    End of period                          $9.46           $16.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,438            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.545%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(850)

  Accumulation unit value:
    Beginning of period                    $13.01          $15.55          $11.58         $10.75           N/A
    End of period                          $8.24           $13.01          $15.55         $11.58           N/A
  Accumulation units outstanding
  at the end of period                     8,751           25,319          28,960          6,397           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(850)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(159)

  Accumulation unit value:
    Beginning of period                    $18.91          $17.49          $14.49         $13.29          $11.61
    End of period                          $11.00          $18.91          $17.49         $14.49          $13.29
  Accumulation units outstanding
  at the end of period                      874            30,079          23,217         21,795          19,980

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(159)

  Accumulation unit value:
    Beginning of period                    $9.17           $9.76
    End of period                          $11.61          $9.17
  Accumulation units outstanding
  at the end of period                     19,379          4,655






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(164)

  Accumulation unit value:
    Beginning of period                    $14.23          $12.49          $11.76         $11.13          $10.28
    End of period                          $8.73           $14.23          $12.49         $11.76          $11.13
  Accumulation units outstanding
  at the end of period                     1,500           68,114          62,312         65,483          75,543

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(164)

  Accumulation unit value:
    Beginning of period                    $8.03           $8.13
    End of period                          $10.28          $8.03
  Accumulation units outstanding
  at the end of period                     54,225          2,287

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(159)

  Accumulation unit value:
    Beginning of period                    $15.67          $14.29          $12.68         $11.87          $11.29
    End of period                          $9.30           $15.67          $14.29         $12.68          $11.87
  Accumulation units outstanding
  at the end of period                       72            10,073          16,220         18,373          32,620

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(159)

  Accumulation unit value:
    Beginning of period                    $8.28           $8.43
    End of period                          $11.29          $8.28
  Accumulation units outstanding
  at the end of period                     33,557          3,341






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(160)

  Accumulation unit value:
    Beginning of period                    $12.73          $11.97          $10.98         $10.13          $9.40
    End of period                          $8.99           $12.73          $11.97         $10.98          $10.13
  Accumulation units outstanding
  at the end of period                     1,530          107,454          90,812         69,065          65,566

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(160)

  Accumulation unit value:
    Beginning of period                    $8.39           $8.45
    End of period                          $9.40           $8.39
  Accumulation units outstanding
  at the end of period                     74,257          6,710

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(720)

  Accumulation unit value:
    Beginning of period                    $30.44          $25.63          $22.97         $22.89          $22.52
    End of period                          $17.24          $30.44          $25.63         $22.97          $22.89
  Accumulation units outstanding
  at the end of period                     1,344           6,287            647             613            388

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(720)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1461)

  Accumulation unit value:
    Beginning of period                    $9.86           $9.48            N/A             N/A            N/A
    End of period                          $4.47           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              473             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1461)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(164)

  Accumulation unit value:
    Beginning of period                    $29.54          $27.34          $26.54         $25.75          $23.42
    End of period                          $17.20          $29.54          $27.34         $26.54          $25.75
  Accumulation units outstanding
  at the end of period                      416            7,996           9,147          13,991          21,339

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(164)

  Accumulation unit value:
    Beginning of period                    $17.56          $16.85
    End of period                          $23.42          $17.56
  Accumulation units outstanding
  at the end of period                     53,941            66






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.70          $10.07           N/A             N/A            N/A
    End of period                          $6.58           $13.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,774           99,680           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.69          $10.73           N/A             N/A            N/A
    End of period                          $6.56           $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      928            1,338            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(132)

  Accumulation unit value:
    Beginning of period                    $18.94          $19.13          $17.29         $16.98          $16.22
    End of period                          $11.37          $18.94          $19.13         $17.29          $16.98
  Accumulation units outstanding
  at the end of period                       78            11,144          15,804         17,911          21,656

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(132)

  Accumulation unit value:
    Beginning of period                    $13.23          $15.57
    End of period                          $16.22          $13.23
  Accumulation units outstanding
  at the end of period                     19,950          4,917

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(132)

  Accumulation unit value:
    Beginning of period                    $25.48          $23.09          $19.52         $19.34          $16.53
    End of period                          $15.48          $25.48          $23.09         $19.52          $19.34
  Accumulation units outstanding
  at the end of period                     1,784           15,250          18,596         17,271          19,439

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(132)

  Accumulation unit value:
    Beginning of period                    $12.00          $14.84
    End of period                          $16.53          $12.00
  Accumulation units outstanding
  at the end of period                     15,656          2,650






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.94           $10.00           N/A             N/A            N/A
    End of period                          $6.25           $9.94            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      248           124,483           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.39           N/A             N/A            N/A
    End of period                          $5.80           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      645            8,137            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.87          $9.95            N/A            N/A
    End of period                          $7.54           $10.90          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,087           90,270          22,861           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.88            N/A             N/A            N/A
    End of period                          $6.04           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             19,919           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $11.69          $12.65          $10.92         $10.62           N/A
    End of period                          $7.70           $11.69          $12.65         $10.92           N/A
  Accumulation units outstanding
  at the end of period                      139            6,301           7,087           3,112           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(164)

  Accumulation unit value:
    Beginning of period                    $20.16          $19.14          $18.56         $18.37          $17.45
    End of period                          $18.83          $20.16          $19.14         $18.56          $18.37
  Accumulation units outstanding
  at the end of period                     2,767           58,683          69,955         69,554          55,467

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(164)

  Accumulation unit value:
    Beginning of period                    $15.61          $14.59
    End of period                          $17.45          $15.61
  Accumulation units outstanding
  at the end of period                     33,046          1,390






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,353            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $13.00          $12.85          $11.27         $10.72           N/A
    End of period                          $8.18           $13.00          $12.85         $11.27           N/A
  Accumulation units outstanding
  at the end of period                      256            23,797          21,799          9,053           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.20          $10.00           N/A            N/A
    End of period                          $9.75           $10.53          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             18,846          6,012            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(323)

  Accumulation unit value:
    Beginning of period                    $17.33          $15.72          $12.10         $10.36          $8.59
    End of period                          $9.47           $17.33          $15.72         $12.10          $10.36
  Accumulation units outstanding
  at the end of period                     5,885           79,260          78,483         55,916          46,378

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(323)

  Accumulation unit value:
    Beginning of period                    $6.42            N/A
    End of period                          $8.59            N/A
  Accumulation units outstanding
  at the end of period                     21,969           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(263)

  Accumulation unit value:
    Beginning of period                    $25.40          $23.90          $21.66         $20.72          $17.83
    End of period                          $13.90          $25.40          $23.90         $21.66          $20.72
  Accumulation units outstanding
  at the end of period                       -             17,532          14,621         17,634          20,795

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(263)

  Accumulation unit value:
    Beginning of period                    $13.00           N/A
    End of period                          $17.83           N/A
  Accumulation units outstanding
  at the end of period                     21,738           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(132)

  Accumulation unit value:
    Beginning of period                    $16.49          $15.75          $15.49         $15.37          $15.03
    End of period                          $17.30          $16.49          $15.75         $15.49          $15.37
  Accumulation units outstanding
  at the end of period                     8,804           41,806          35,287         46,681          50,258

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(132)

  Accumulation unit value:
    Beginning of period                    $15.08          $14.04
    End of period                          $15.03          $15.08
  Accumulation units outstanding
  at the end of period                     57,229          17,779






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $14.12          $10.88          $9.48            N/A            N/A
    End of period                          $6.94           $14.12          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,031           30,495          34,036           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(129)

  Accumulation unit value:
    Beginning of period                    $19.79          $20.64          $18.29         $17.07          $13.90
    End of period                          $11.89          $19.79          $20.64         $18.29          $17.07
  Accumulation units outstanding
  at the end of period                      278            51,352          54,673         70,066          65,983

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(129)

  Accumulation unit value:
    Beginning of period                    $10.95          $12.87
    End of period                          $13.90          $10.95
  Accumulation units outstanding
  at the end of period                     97,038          6,664






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(129)

  Accumulation unit value:
    Beginning of period                    $15.76          $17.17          $14.93         $14.49          $12.75
    End of period                          $9.53           $15.76          $17.17         $14.93          $14.49
  Accumulation units outstanding
  at the end of period                     1,979           31,974          43,889         54,311          61,703

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(129)

  Accumulation unit value:
    Beginning of period                    $9.33           $11.44
    End of period                          $12.75          $9.33
  Accumulation units outstanding
  at the end of period                     65,931          4,788

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1410)

  Accumulation unit value:
    Beginning of period                    $9.82           $10.49           N/A             N/A            N/A
    End of period                          $6.16           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,273           1,715            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1410)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(126)

  Accumulation unit value:
    Beginning of period                    $12.04          $12.59          $11.39         $11.92          $9.93
    End of period                          $7.68           $12.04          $12.59         $11.39          $11.92
  Accumulation units outstanding
  at the end of period                     7,964          219,570         327,582         413,406        492,656

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(126)

  Accumulation unit value:
    Beginning of period                    $7.59           $9.55
    End of period                          $9.93           $7.59
  Accumulation units outstanding
  at the end of period                    359,606          39,076

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(249)

  Accumulation unit value:
    Beginning of period                    $11.87          $11.33          $11.10         $11.07          $10.84
    End of period                          $12.12          $11.87          $11.33         $11.10          $11.07
  Accumulation units outstanding
  at the end of period                     6,496           82,390          85,627         73,100          65,895

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(249)

  Accumulation unit value:
    Beginning of period                    $10.61           N/A
    End of period                          $10.84           N/A
  Accumulation units outstanding
  at the end of period                     48,488           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(514)

  Accumulation unit value:
    Beginning of period                    $6.20           $6.04           $4.50           $4.53          $4.31
    End of period                          $3.68           $6.20           $6.04           $4.50          $4.53
  Accumulation units outstanding
  at the end of period                       -             15,607          6,976           1,109          26,260

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(569)

  Accumulation unit value:
    Beginning of period                    $10.55          $11.63          $10.41         $10.83          $9.93
    End of period                          $7.14           $10.55          $11.63         $10.41          $10.83
  Accumulation units outstanding
  at the end of period                      466            3,181           5,639           1,859          1,401

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(126)

  Accumulation unit value:
    Beginning of period                    $11.26          $11.32          $8.87           $9.55          $9.43
    End of period                          $5.98           $11.26          $11.32          $8.87          $9.55
  Accumulation units outstanding
  at the end of period                     24,809         261,899         398,366         448,970        517,890

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(126)

  Accumulation unit value:
    Beginning of period                    $7.62           $9.18
    End of period                          $9.43           $7.62
  Accumulation units outstanding
  at the end of period                    418,071          36,225

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(995)

  Accumulation unit value:
    Beginning of period                    $10.47          $11.82          $9.91            N/A            N/A
    End of period                          $5.22           $10.47          $11.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                      407            47,170          44,855           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(995)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(263)

  Accumulation unit value:
    Beginning of period                    $9.96           $9.75           $8.48           $8.26          $7.54
    End of period                          $6.10           $9.96           $9.75           $8.48          $8.26
  Accumulation units outstanding
  at the end of period                       -             92,017          78,207         72,729          95,963

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(263)

  Accumulation unit value:
    Beginning of period                    $5.71            N/A
    End of period                          $7.54            N/A
  Accumulation units outstanding
  at the end of period                     68,767           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(496)

  Accumulation unit value:
    Beginning of period                    $11.99          $14.73          $12.60         $12.06          $10.99
    End of period                          $5.83           $11.99          $14.73         $12.60          $12.06
  Accumulation units outstanding
  at the end of period                       45            2,603           4,795            381            703

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(496)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(144)

  Accumulation unit value:
    Beginning of period                    $19.20          $17.55          $12.72         $11.72          $9.29
    End of period                          $9.73           $19.20          $17.55         $12.72          $11.72
  Accumulation units outstanding
  at the end of period                     21,435         242,491         299,139         329,802        332,195

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(144)

  Accumulation unit value:
    Beginning of period                    $7.09           $8.32
    End of period                          $9.29           $7.09
  Accumulation units outstanding
  at the end of period                    193,739          25,238






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.89          $11.36         $10.72          $10.52
    End of period                          $9.52           $12.59          $11.89         $11.36          $10.72
  Accumulation units outstanding
  at the end of period                     4,888           22,649          15,685         14,759          8,448

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $10.52           N/A
    End of period                          $10.52           N/A
  Accumulation units outstanding
  at the end of period                     1,926            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1448)

  Accumulation unit value:
    Beginning of period                    $9.90           $9.71            N/A             N/A            N/A
    End of period                          $6.83           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,142           1,142            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1448)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(126)

  Accumulation unit value:
    Beginning of period                    $20.31          $18.68          $15.11         $13.54          $11.51
    End of period                          $11.41          $20.31          $18.68         $15.11          $13.54
  Accumulation units outstanding
  at the end of period                     9,518          102,169         128,668         121,690        121,736

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(126)

  Accumulation unit value:
    Beginning of period                    $8.51           $10.54
    End of period                          $11.51          $8.51
  Accumulation units outstanding
  at the end of period                     67,918          2,229

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(675)

  Accumulation unit value:
    Beginning of period                    $13.89          $13.90          $11.88         $10.91          $10.00
    End of period                          $7.86           $13.89          $13.90         $11.88          $10.91
  Accumulation units outstanding
  at the end of period                     11,473         448,555         482,556         234,385         43,618

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1088)

  Accumulation unit value:
    Beginning of period                    $11.99          $10.72          $9.18            N/A            N/A
    End of period                          $6.37           $11.99          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,264           9,657            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1088)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(675)

  Accumulation unit value:
    Beginning of period                    $12.76          $10.89          $10.56         $10.83          $10.00
    End of period                          $7.35           $12.76          $10.89         $10.56          $10.83
  Accumulation units outstanding
  at the end of period                     1,231           7,005           6,090           7,923          4,980

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1330)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.43           N/A             N/A            N/A
    End of period                          $6.15           $11.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,360           16,325           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1330)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $36.94          $27.73          $23.31         $17.31          $13.18
    End of period                          $22.60          $36.94          $27.73         $23.31          $17.31
  Accumulation units outstanding
  at the end of period                     1,348           39,557          67,037         59,999          22,442

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $12.97           N/A
    End of period                          $13.18           N/A
  Accumulation units outstanding
  at the end of period                      193             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(126)

  Accumulation unit value:
    Beginning of period                    $14.28          $13.81          $13.40          $9.91          $8.56
    End of period                          $7.08           $14.28          $13.81         $13.40          $9.91
  Accumulation units outstanding
  at the end of period                     23,978         232,970         335,562         407,674        452,925

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(126)

  Accumulation unit value:
    Beginning of period                    $7.31           $9.93
    End of period                          $8.56           $7.31
  Accumulation units outstanding
  at the end of period                    342,089          30,184






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1119)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.20          $9.46            N/A            N/A
    End of period                          $7.15           $10.80          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              154             143             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(126)

  Accumulation unit value:
    Beginning of period                    $16.14          $15.26          $14.12         $12.81          $11.23
    End of period                          $9.92           $16.14          $15.26         $14.12          $12.81
  Accumulation units outstanding
  at the end of period                     12,266         134,195         158,631         176,713        184,969

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(126)

  Accumulation unit value:
    Beginning of period                    $8.48           $10.50
    End of period                          $11.23          $8.48
  Accumulation units outstanding
  at the end of period                    144,620          4,047






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(126)

  Accumulation unit value:
    Beginning of period                    $12.59          $12.19          $10.76         $10.47          $9.66
    End of period                          $7.73           $12.59          $12.19         $10.76          $10.47
  Accumulation units outstanding
  at the end of period                     16,054         174,374         235,923         239,939        264,990

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(126)

  Accumulation unit value:
    Beginning of period                    $7.68           $9.33
    End of period                          $9.66           $7.68
  Accumulation units outstanding
  at the end of period                    227,623          4,153

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1325)

  Accumulation unit value:
    Beginning of period                    $8.84           $10.34           N/A             N/A            N/A
    End of period                          $6.07           $8.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,613            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(126)

  Accumulation unit value:
    Beginning of period                    $18.69          $21.19          $19.66         $18.33          $16.53
    End of period                          $11.03          $18.69          $21.19         $19.66          $18.33
  Accumulation units outstanding
  at the end of period                     3,064           95,065         152,527         186,729        196,608

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(126)

  Accumulation unit value:
    Beginning of period                    $11.34          $14.47
    End of period                          $16.53          $11.34
  Accumulation units outstanding
  at the end of period                    144,327          21,069

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(196)

  Accumulation unit value:
    Beginning of period                    $15.02          $15.59          $13.47         $13.13          $11.35
    End of period                          $9.63           $15.02          $15.59         $13.47          $13.13
  Accumulation units outstanding
  at the end of period                     10,089          68,658          90,347         107,045        131,913

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(196)

  Accumulation unit value:
    Beginning of period                    $7.90           $7.51
    End of period                          $11.35          $7.90
  Accumulation units outstanding
  at the end of period                    121,413          2,031






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(521)

  Accumulation unit value:
    Beginning of period                    $6.98           $6.19           $5.75           $5.70          $5.70
    End of period                          $3.89           $6.98           $6.19           $5.75          $5.70
  Accumulation units outstanding
  at the end of period                      443            14,651          15,624          5,320           487

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                    $17.84          $15.17          $15.62         $11.43          $10.00
    End of period                          $9.23           $17.84          $15.17         $15.62          $11.43
  Accumulation units outstanding
  at the end of period                     8,925           92,579         120,271         112,143         15,436

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(675)

  Accumulation unit value:
    Beginning of period                    $14.42          $13.22          $11.97         $11.08          $10.00
    End of period                          $8.12           $14.42          $13.22         $11.97          $11.08
  Accumulation units outstanding
  at the end of period                     2,193           72,827         102,655         55,599          8,712

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $15.23          $14.55          $12.63         $11.28          $9.71
    End of period                          $8.87           $15.23          $14.55         $12.63          $11.28
  Accumulation units outstanding
  at the end of period                     6,138           38,279          60,745         50,815          56,222

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $7.02           $8.72
    End of period                          $9.71           $7.02
  Accumulation units outstanding
  at the end of period                     54,230          15,294






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1791)

  Accumulation unit value:
    Beginning of period                    $8.33            N/A             N/A             N/A            N/A
    End of period                          $4.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,322            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.93          $10.00           N/A             N/A            N/A
    End of period                          $10.36          $10.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      785            23,303           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(126)

  Accumulation unit value:
    Beginning of period                    $15.13          $14.20          $13.93         $13.83          $13.45
    End of period                          $14.96          $15.13          $14.20         $13.93          $13.83
  Accumulation units outstanding
  at the end of period                     8,584          210,891         231,207         216,520        211,650

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(126)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.47
    End of period                          $13.45          $13.03
  Accumulation units outstanding
  at the end of period                    260,024          23,571






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(326)

  Accumulation unit value:
    Beginning of period                    $21.81          $23.88          $21.32         $19.91          $17.89
    End of period                          $12.78          $21.81          $23.88         $21.32          $19.91
  Accumulation units outstanding
  at the end of period                       -             2,465           2,227           1,964          2,614

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(326)

  Accumulation unit value:
    Beginning of period                    $15.19           N/A
    End of period                          $17.89           N/A
  Accumulation units outstanding
  at the end of period                     3,288            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.74          $14.12          $12.97         $12.95          $12.59
    End of period                          $9.37           $13.74          $14.12         $12.97          $12.95
  Accumulation units outstanding
  at the end of period                      879            62,159          67,405         83,492          96,607

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(164)

  Accumulation unit value:
    Beginning of period                    $20.89          $22.48          $20.20         $19.55          $18.09
    End of period                          $10.86          $20.89          $22.48         $20.20          $19.55
  Accumulation units outstanding
  at the end of period                       -             14,037          18,251         17,068          21,426

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(164)

  Accumulation unit value:
    Beginning of period                    $14.75          $14.35
    End of period                          $18.09          $14.75
  Accumulation units outstanding
  at the end of period                     28,142          4,743

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1941)

  Accumulation unit value:
    Beginning of period                    $5.77            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,218            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1941)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.38            N/A             N/A             N/A            N/A
    End of period                          $6.68            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,773            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.54          $10.23           N/A             N/A            N/A
    End of period                          $7.62           $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,940            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(138)

  Accumulation unit value:
    Beginning of period                    $16.41          $15.26          $13.41         $12.56          $11.32
    End of period                          $9.83           $16.41          $15.26         $13.41          $12.56
  Accumulation units outstanding
  at the end of period                     11,110         249,487         331,149         361,280        403,276

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(138)

  Accumulation unit value:
    Beginning of period                    $9.07           $10.13
    End of period                          $11.32          $9.07
  Accumulation units outstanding
  at the end of period                    101,373          2,407






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.19          $10.53         $10.31          $9.96
    End of period                          $9.94           $11.71          $11.19         $10.53          $10.31
  Accumulation units outstanding
  at the end of period                     2,181          266,524          27,820         21,472          1,797

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(123)

  Accumulation unit value:
    Beginning of period                    $16.27          $15.20          $13.53         $12.79          $11.65
    End of period                          $10.36          $16.27          $15.20         $13.53          $12.79
  Accumulation units outstanding
  at the end of period                     42,451         452,119         562,584         652,179        707,851

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(123)

  Accumulation unit value:
    Beginning of period                    $9.72           $11.06
    End of period                          $11.65          $9.72
  Accumulation units outstanding
  at the end of period                    698,075          32,796






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                    $12.52          $11.80          $10.86         $10.50          $10.03
    End of period                          $9.71           $12.52          $11.80         $10.86          $10.50
  Accumulation units outstanding
  at the end of period                       -             32,536          64,653         51,241          17,830

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(138)

  Accumulation unit value:
    Beginning of period                    $15.46          $14.45          $13.08         $12.48          $11.57
    End of period                          $11.03          $15.46          $14.45         $13.08          $12.48
  Accumulation units outstanding
  at the end of period                     23,120         277,455         314,882         298,237        330,115

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(138)

  Accumulation unit value:
    Beginning of period                    $9.98           $10.42
    End of period                          $11.57          $9.98
  Accumulation units outstanding
  at the end of period                    241,300          27,490






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.01           N/A             N/A             N/A            N/A
    End of period                          $8.02            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      193             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.82          $12.18           N/A             N/A            N/A
    End of period                          $7.76           $11.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,420            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.14          $10.91           N/A             N/A            N/A
    End of period                          $8.98           $11.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,374            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(129)

  Accumulation unit value:
    Beginning of period                    $27.89          $26.35          $23.55         $22.71          $20.80
    End of period                          $21.77          $27.89          $26.35         $23.55          $22.71
  Accumulation units outstanding
  at the end of period                     5,431           41,246          44,123         47,915          49,577

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(129)

  Accumulation unit value:
    Beginning of period                    $17.38          $18.72
    End of period                          $20.80          $17.38
  Accumulation units outstanding
  at the end of period                     32,059          1,033






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(161)

  Accumulation unit value:
    Beginning of period                    $12.95          $12.56          $12.20         $12.07          $12.16
    End of period                          $13.03          $12.95          $12.56         $12.20          $12.07
  Accumulation units outstanding
  at the end of period                     1,124          166,427          97,052         37,476          76,292

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(161)

  Accumulation unit value:
    Beginning of period                    $12.29          $12.32
    End of period                          $12.16          $12.29
  Accumulation units outstanding
  at the end of period                     63,561          7,315

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(161)

  Accumulation unit value:
    Beginning of period                    $22.07          $20.78          $17.45         $16.39          $14.50
    End of period                          $14.48          $22.07          $20.78         $17.45          $16.39
  Accumulation units outstanding
  at the end of period                     2,654           28,271          38,877         21,265          22,006

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(161)

  Accumulation unit value:
    Beginning of period                    $10.66           N/A
    End of period                          $14.50           N/A
  Accumulation units outstanding
  at the end of period                     14,843           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(160)

  Accumulation unit value:
    Beginning of period                    $32.25          $29.74          $26.57         $25.43          $23.50
    End of period                          $18.15          $32.25          $29.74         $26.57          $25.43
  Accumulation units outstanding
  at the end of period                     2,813           62,133          64,420         70,179          61,193

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(160)

  Accumulation unit value:
    Beginning of period                    $18.29          $18.58
    End of period                          $23.50          $18.29
  Accumulation units outstanding
  at the end of period                     46,762          2,757

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(164)

  Accumulation unit value:
    Beginning of period                    $45.01          $39.00          $37.09         $33.01          $28.40
    End of period                          $26.31          $45.01          $39.00         $37.09          $33.01
  Accumulation units outstanding
  at the end of period                     3,179           33,409          38,962         40,814          44,442

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(164)

  Accumulation unit value:
    Beginning of period                    $20.81          $20.03
    End of period                          $28.40          $20.81
  Accumulation units outstanding
  at the end of period                     51,055          3,108






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(129)

  Accumulation unit value:
    Beginning of period                    $16.11          $16.22          $13.72         $13.13          $11.57
    End of period                          $9.44           $16.11          $16.22         $13.72          $13.13
  Accumulation units outstanding
  at the end of period                     2,612           90,026         112,933         115,458        126,107

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(129)

  Accumulation unit value:
    Beginning of period                    $9.05           $10.89
    End of period                          $11.57          $9.05
  Accumulation units outstanding
  at the end of period                     75,681          13,495

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.55%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(844)

  Accumulation unit value:
    Beginning of period                    $13.01          $15.55          $11.58         $10.49           N/A
    End of period                          $8.24           $13.01          $15.55         $11.58           N/A
  Accumulation units outstanding
  at the end of period                    297,294         268,161         227,746         28,111           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(470)

  Accumulation unit value:
    Beginning of period                    $18.89          $17.48          $14.48         $13.29          $11.60
    End of period                          $10.99          $18.89          $17.48         $14.48          $13.29
  Accumulation units outstanding
  at the end of period                    145,742         166,338          86,954         24,161          6,650

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(470)

  Accumulation unit value:
    Beginning of period                    $11.06           N/A
    End of period                          $11.60           N/A
  Accumulation units outstanding
  at the end of period                     1,056            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $14.23          $12.49          $11.76         $11.13          $10.28
    End of period                          $8.73           $14.23          $12.49         $11.76          $11.13
  Accumulation units outstanding
  at the end of period                    171,833         118,603          61,330         30,162          13,465

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $9.88            N/A
    End of period                          $10.28           N/A
  Accumulation units outstanding
  at the end of period                     1,810            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(434)

  Accumulation unit value:
    Beginning of period                    $15.67          $14.29          $12.67         $11.87          $11.28
    End of period                          $9.30           $15.67          $14.29         $12.67          $11.87
  Accumulation units outstanding
  at the end of period                     39,607          54,154          23,524         11,841          14,291

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(434)

  Accumulation unit value:
    Beginning of period                    $11.00           N/A
    End of period                          $11.28           N/A
  Accumulation units outstanding
  at the end of period                     3,608            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(439)

  Accumulation unit value:
    Beginning of period                    $12.72          $11.97          $10.97         $10.12          $9.40
    End of period                          $8.98           $12.72          $11.97         $10.97          $10.12
  Accumulation units outstanding
  at the end of period                    278,609         196,750         164,146         85,324          70,072

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(439)

  Accumulation unit value:
    Beginning of period                    $8.99            N/A
    End of period                          $9.40            N/A
  Accumulation units outstanding
  at the end of period                     3,110            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(650)

  Accumulation unit value:
    Beginning of period                    $30.42          $25.61          $22.96         $22.88          $19.75
    End of period                          $17.23          $30.42          $25.61         $22.96          $22.88
  Accumulation units outstanding
  at the end of period                     84,005          37,283          16,173          4,611          1,514

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(650)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.00           N/A             N/A            N/A
    End of period                          $4.47           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,860          7,099            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(628)

  Accumulation unit value:
    Beginning of period                    $29.52          $27.32          $26.53         $25.74          $22.90
    End of period                          $17.18          $29.52          $27.32         $26.53          $25.74
  Accumulation units outstanding
  at the end of period                     69,982          27,777          13,950         10,903          2,171

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.70          $10.00           N/A             N/A            N/A
    End of period                          $6.58           $13.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    747,444         516,298           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.69          $10.01           N/A             N/A            N/A
    End of period                          $6.56           $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    255,612          36,065           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(439)

  Accumulation unit value:
    Beginning of period                    $18.93          $19.12          $17.28         $16.98          $16.22
    End of period                          $11.36          $18.93          $19.12         $17.28          $16.98
  Accumulation units outstanding
  at the end of period                     41,035          19,182          16,788         13,898          11,582

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(439)

  Accumulation unit value:
    Beginning of period                    $15.03           N/A
    End of period                          $16.22           N/A
  Accumulation units outstanding
  at the end of period                      360             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(468)

  Accumulation unit value:
    Beginning of period                    $25.47          $23.08          $19.51         $19.33          $16.53
    End of period                          $15.47          $25.47          $23.08         $19.51          $19.33
  Accumulation units outstanding
  at the end of period                    113,157         121,256          54,307          9,578          3,273

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(468)

  Accumulation unit value:
    Beginning of period                    $16.53           N/A
    End of period                          $16.53           N/A
  Accumulation units outstanding
  at the end of period                      151             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.94           $10.04           N/A             N/A            N/A
    End of period                          $6.25           $9.94            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,842,320       1,534,952          N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $5.80           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    172,937          77,580           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.87          $10.03           N/A            N/A
    End of period                          $7.54           $10.90          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                    666,524         626,142         144,932           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.87           $10.00           N/A             N/A            N/A
    End of period                          $6.04           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    253,910         189,959           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                    $11.69          $12.65          $10.92          $9.94           N/A
    End of period                          $7.70           $11.69          $12.65         $10.92           N/A
  Accumulation units outstanding
  at the end of period                    135,505         108,110          66,736          5,984           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(439)

  Accumulation unit value:
    Beginning of period                    $20.15          $19.13          $18.55         $18.36          $17.44
    End of period                          $18.81          $20.15          $19.13         $18.55          $18.36
  Accumulation units outstanding
  at the end of period                    263,680         267,599         191,645         75,603          21,247

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(439)

  Accumulation unit value:
    Beginning of period                    $17.06           N/A
    End of period                          $17.44           N/A
  Accumulation units outstanding
  at the end of period                     1,075            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,404           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                    $13.00          $12.85          $11.27         $10.27           N/A
    End of period                          $8.18           $13.00          $12.85         $11.27           N/A
  Accumulation units outstanding
  at the end of period                    181,259         213,766          97,021          6,085           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.20          $10.00           N/A            N/A
    End of period                          $9.75           $10.53          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                    330,128         107,911          85,548           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(549)

  Accumulation unit value:
    Beginning of period                    $17.33          $15.72          $12.09         $10.36          $9.25
    End of period                          $9.47           $17.33          $15.72         $12.09          $10.36
  Accumulation units outstanding
  at the end of period                    318,017         496,139         307,353         93,407          22,824

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(549)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                    $25.39          $23.88          $21.65         $20.71          $18.31
    End of period                          $13.89          $25.39          $23.88         $21.65          $20.71
  Accumulation units outstanding
  at the end of period                     19,281          30,893          18,474          2,546          17,739

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(459)

  Accumulation unit value:
    Beginning of period                    $16.48          $15.74          $15.48         $15.36          $15.02
    End of period                          $17.29          $16.48          $15.74         $15.48          $15.36
  Accumulation units outstanding
  at the end of period                    583,256         188,539         107,492         68,691          15,390

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(459)

  Accumulation unit value:
    Beginning of period                    $15.01           N/A
    End of period                          $15.02           N/A
  Accumulation units outstanding
  at the end of period                     1,067            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1077)

  Accumulation unit value:
    Beginning of period                    $14.12          $10.88          $8.62            N/A            N/A
    End of period                          $6.94           $14.12          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                    406,931         323,617          63,467           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1077)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(456)

  Accumulation unit value:
    Beginning of period                    $19.78          $20.63          $18.28         $17.07          $13.90
    End of period                          $11.89          $19.78          $20.63         $18.28          $17.07
  Accumulation units outstanding
  at the end of period                    130,263         142,490         104,688         82,571          17,637

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(456)

  Accumulation unit value:
    Beginning of period                    $13.25           N/A
    End of period                          $13.90           N/A
  Accumulation units outstanding
  at the end of period                     1,458            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(422)

  Accumulation unit value:
    Beginning of period                    $15.75          $17.17          $14.93         $14.49          $12.75
    End of period                          $9.53           $15.75          $17.17         $14.93          $14.49
  Accumulation units outstanding
  at the end of period                     77,669          68,026          87,866         48,145          14,564

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(422)

  Accumulation unit value:
    Beginning of period                    $11.38           N/A
    End of period                          $12.75           N/A
  Accumulation units outstanding
  at the end of period                     3,401            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics
Division(1948)

  Accumulation unit value:
    Beginning of period                    $8.03            N/A             N/A             N/A            N/A
    End of period                          $8.39            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      273             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics
Division(1948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1332)

  Accumulation unit value:
    Beginning of period                    $9.82           $10.25           N/A             N/A            N/A
    End of period                          $6.16           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    406,463          86,872           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1332)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(401)

  Accumulation unit value:
    Beginning of period                    $12.04          $12.58          $11.39         $11.91          $9.92
    End of period                          $7.68           $12.04          $12.58         $11.39          $11.91
  Accumulation units outstanding
  at the end of period                   1,190,343       1,485,317       1,009,191        669,130        308,451

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(401)

  Accumulation unit value:
    Beginning of period                    $8.59            N/A
    End of period                          $9.92            N/A
  Accumulation units outstanding
  at the end of period                     13,367           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(401)

  Accumulation unit value:
    Beginning of period                    $11.87          $11.32          $11.10         $11.06          $10.84
    End of period                          $12.12          $11.87          $11.32         $11.10          $11.06
  Accumulation units outstanding
  at the end of period                    625,614         695,023         532,442         275,766        128,154

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(401)

  Accumulation unit value:
    Beginning of period                    $10.61           N/A
    End of period                          $10.84           N/A
  Accumulation units outstanding
  at the end of period                     2,185            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(507)

  Accumulation unit value:
    Beginning of period                    $6.20           $6.03           $4.50           $4.53          $4.14
    End of period                          $3.68           $6.20           $6.03           $4.50          $4.53
  Accumulation units outstanding
  at the end of period                    145,051         333,867         151,751         23,759          19,760

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(507)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(476)

  Accumulation unit value:
    Beginning of period                    $10.54          $11.62          $10.41         $10.83          $9.99
    End of period                          $7.13           $10.54          $11.62         $10.41          $10.83
  Accumulation units outstanding
  at the end of period                     74,052          37,308          34,049         15,221          4,607

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(476)

  Accumulation unit value:
    Beginning of period                    $9.61            N/A
    End of period                          $9.99            N/A
  Accumulation units outstanding
  at the end of period                      587             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(401)

  Accumulation unit value:
    Beginning of period                    $11.26          $11.32          $8.87           $9.55          $9.43
    End of period                          $5.98           $11.26          $11.32          $8.87          $9.55
  Accumulation units outstanding
  at the end of period                   1,190,441       1,709,512       1,297,037        759,996        400,458

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(401)

  Accumulation unit value:
    Beginning of period                    $8.43            N/A
    End of period                          $9.43            N/A
  Accumulation units outstanding
  at the end of period                     13,968           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                    $10.47          $11.82          $10.02           N/A            N/A
    End of period                          $5.22           $10.47          $11.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                    665,042         774,587         524,463           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(443)

  Accumulation unit value:
    Beginning of period                    $9.96           $9.75           $8.47           $8.25          $7.53
    End of period                          $6.10           $9.96           $9.75           $8.47          $8.25
  Accumulation units outstanding
  at the end of period                    125,899         104,312          71,807         49,163          22,336

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(443)

  Accumulation unit value:
    Beginning of period                    $7.05            N/A
    End of period                          $7.53            N/A
  Accumulation units outstanding
  at the end of period                     3,476            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division(1914)

  Accumulation unit value:
    Beginning of period                    $8.20            N/A             N/A             N/A            N/A
    End of period                          $8.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      339             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division(1914)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $11.98          $14.72          $12.60         $12.06          $10.79
    End of period                          $5.82           $11.98          $14.72         $12.60          $12.06
  Accumulation units outstanding
  at the end of period                    292,439          84,340         134,363         101,405         51,142

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $10.47           N/A
    End of period                          $10.79           N/A
  Accumulation units outstanding
  at the end of period                      539             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(401)

  Accumulation unit value:
    Beginning of period                    $19.19          $17.54          $12.71         $11.72          $9.29
    End of period                          $9.73           $19.19          $17.54         $12.71          $11.72
  Accumulation units outstanding
  at the end of period                   1,152,883       1,608,815       1,309,449        676,160        314,362

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(401)

  Accumulation unit value:
    Beginning of period                    $8.60            N/A
    End of period                          $9.29            N/A
  Accumulation units outstanding
  at the end of period                     12,251           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.88          $11.36         $10.72          $10.52
    End of period                          $9.52           $12.59          $11.88         $11.36          $10.72
  Accumulation units outstanding
  at the end of period                    363,313         161,198         119,697         101,053         42,891

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A
    End of period                          $10.52           N/A
  Accumulation units outstanding
  at the end of period                      552             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1331)

  Accumulation unit value:
    Beginning of period                    $9.90           $10.03           N/A             N/A            N/A
    End of period                          $6.83           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    179,719          63,526           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1331)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(401)

  Accumulation unit value:
    Beginning of period                    $20.30          $18.68          $15.11         $13.54          $11.51
    End of period                          $11.41          $20.30          $18.68         $15.11          $13.54
  Accumulation units outstanding
  at the end of period                    477,830         519,360         438,635         295,518        131,445

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(401)

  Accumulation unit value:
    Beginning of period                    $9.63            N/A
    End of period                          $11.51           N/A
  Accumulation units outstanding
  at the end of period                     6,899            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.88          $13.90          $11.88         $10.91          $9.77
    End of period                          $7.86           $13.88          $13.90         $11.88          $10.91
  Accumulation units outstanding
  at the end of period                   8,095,386       9,002,192       6,578,596       1,804,479        84,294

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                    $11.99          $10.72          $9.75            N/A            N/A
    End of period                          $6.37           $11.99          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,348,856        952,298         176,527           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                    $12.76          $10.89          $10.56         $10.83          $9.90
    End of period                          $7.35           $12.76          $10.89         $10.56          $10.83
  Accumulation units outstanding
  at the end of period                    111,629         155,379         131,853         82,210          12,025

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.25           N/A             N/A            N/A
    End of period                          $6.15           $11.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    157,398         132,009           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(507)

  Accumulation unit value:
    Beginning of period                    $36.92          $27.72          $23.31         $17.30          $13.44
    End of period                          $22.59          $36.92          $27.72         $23.31          $17.30
  Accumulation units outstanding
  at the end of period                    316,621         249,682         206,699         69,598          16,382

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(507)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim
30 Division(1942)

  Accumulation unit value:
    Beginning of period                    $8.96            N/A             N/A             N/A            N/A
    End of period                          $9.56            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      106             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim
30 Division(1942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(401)

  Accumulation unit value:
    Beginning of period                    $14.27          $13.80          $13.39          $9.91          $8.55
    End of period                          $7.08           $14.27          $13.80         $13.39          $9.91
  Accumulation units outstanding
  at the end of period                   1,095,497       1,472,911       1,152,097        793,160        364,425

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(401)

  Accumulation unit value:
    Beginning of period                    $7.75            N/A
    End of period                          $8.55            N/A
  Accumulation units outstanding
  at the end of period                     13,357           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.19          $9.47            N/A            N/A
    End of period                          $7.15           $10.80          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                    336,750          41,813          15,422           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(401)

  Accumulation unit value:
    Beginning of period                    $16.13          $15.25          $14.12         $12.81          $11.23
    End of period                          $9.92           $16.13          $15.25         $14.12          $12.81
  Accumulation units outstanding
  at the end of period                    590,245         646,365         563,425         393,373        161,787

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(401)

  Accumulation unit value:
    Beginning of period                    $10.16           N/A
    End of period                          $11.23           N/A
  Accumulation units outstanding
  at the end of period                     12,556           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(401)

  Accumulation unit value:
    Beginning of period                    $12.59          $12.19          $10.76         $10.47          $9.66
    End of period                          $7.73           $12.59          $12.19         $10.76          $10.47
  Accumulation units outstanding
  at the end of period                   1,016,313        956,182         824,857         594,673        335,396

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(401)

  Accumulation unit value:
    Beginning of period                    $8.77            N/A
    End of period                          $9.66            N/A
  Accumulation units outstanding
  at the end of period                     24,066           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                    $8.84           $10.29           N/A             N/A            N/A
    End of period                          $6.07           $8.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    132,575         118,952           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(401)

  Accumulation unit value:
    Beginning of period                    $18.68          $21.18          $19.65         $18.32          $16.53
    End of period                          $11.02          $18.68          $21.18         $19.65          $18.32
  Accumulation units outstanding
  at the end of period                    585,802         877,057         619,820         324,408        148,795

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(401)

  Accumulation unit value:
    Beginning of period                    $14.77           N/A
    End of period                          $16.53           N/A
  Accumulation units outstanding
  at the end of period                     8,907            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(401)

  Accumulation unit value:
    Beginning of period                    $15.02          $15.58          $13.47         $13.12          $11.35
    End of period                          $9.62           $15.02          $15.58         $13.47          $13.12
  Accumulation units outstanding
  at the end of period                    501,001         463,214         464,140         339,827        139,531

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(401)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A
    End of period                          $11.35           N/A
  Accumulation units outstanding
  at the end of period                     7,856            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $6.97           $6.18           $5.74           $5.69          $5.72
    End of period                          $3.89           $6.97           $6.18           $5.74          $5.69
  Accumulation units outstanding
  at the end of period                    461,101         438,384         317,214         279,270        129,880

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $5.52            N/A
    End of period                          $5.72            N/A
  Accumulation units outstanding
  at the end of period                     1,022            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                    $17.84          $15.17          $15.62         $11.43          $9.76
    End of period                          $9.23           $17.84          $15.17         $15.62          $11.43
  Accumulation units outstanding
  at the end of period                    907,757        1,063,176       1,034,889        592,561         35,975

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                    $14.42          $13.22          $11.97         $11.08          $9.89
    End of period                          $8.12           $14.42          $13.22         $11.97          $11.08
  Accumulation units outstanding
  at the end of period                    541,926         740,097         769,051         369,106         57,905

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(455)

  Accumulation unit value:
    Beginning of period                    $15.22          $14.54          $12.63         $11.28          $9.71
    End of period                          $8.86           $15.22          $14.54         $12.63          $11.28
  Accumulation units outstanding
  at the end of period                    198,364         196,710         172,576         54,265          67,413

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(455)

  Accumulation unit value:
    Beginning of period                    $9.09            N/A
    End of period                          $9.71            N/A
  Accumulation units outstanding
  at the end of period                     2,768            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1775)

  Accumulation unit value:
    Beginning of period                    $8.99            N/A             N/A             N/A            N/A
    End of period                          $4.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,409           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1775)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1773)

  Accumulation unit value:
    Beginning of period                    $7.91            N/A             N/A             N/A            N/A
    End of period                          $4.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    119,058           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.93          $10.27           N/A             N/A            N/A
    End of period                          $10.36          $10.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,024,910        163,863           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(448)

  Accumulation unit value:
    Beginning of period                    $15.12          $14.19          $13.93         $13.83          $13.44
    End of period                          $14.95          $15.12          $14.19         $13.93          $13.83
  Accumulation units outstanding
  at the end of period                   1,259,488        776,668         544,615         281,871        120,585

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(448)

  Accumulation unit value:
    Beginning of period                    $13.29           N/A
    End of period                          $13.44           N/A
  Accumulation units outstanding
  at the end of period                     5,025            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(581)

  Accumulation unit value:
    Beginning of period                    $21.80          $23.87          $21.31         $19.90          $17.55
    End of period                          $12.77          $21.80          $23.87         $21.31          $19.90
  Accumulation units outstanding
  at the end of period                     7,211           2,997            987            4,548          5,641

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.74          $14.11          $12.97         $12.95          $12.59
    End of period                          $9.37           $13.74          $14.11         $12.97          $12.95
  Accumulation units outstanding
  at the end of period                    314,989         331,997         321,840         180,688         80,530

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1776)

  Accumulation unit value:
    Beginning of period                    $10.44           N/A             N/A             N/A            N/A
    End of period                          $5.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,170           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1792)

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $6.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,404           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1792)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(456)

  Accumulation unit value:
    Beginning of period                    $20.88          $22.47          $20.19         $19.54          $18.08
    End of period                          $10.85          $20.88          $22.47         $20.19          $19.54
  Accumulation units outstanding
  at the end of period                     14,467          12,978          8,771           7,169          2,355

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(456)

  Accumulation unit value:
    Beginning of period                    $16.92           N/A
    End of period                          $18.08           N/A
  Accumulation units outstanding
  at the end of period                      771             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1901)

  Accumulation unit value:
    Beginning of period                    $8.50            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     71,518           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1467)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.09           N/A             N/A            N/A
    End of period                          $6.68           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    957,586          28,445           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1467)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.89           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    178,736          12,276           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.49          $10.40           N/A             N/A            N/A
    End of period                          $6.28           $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     68,988          73,919           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.54          $9.95            N/A             N/A            N/A
    End of period                          $7.62           $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    139,087         102,729           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.51          $10.13           N/A             N/A            N/A
    End of period                          $6.75           $10.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    208,029          90,564           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.76           $9.72            N/A             N/A            N/A
    End of period                          $7.12           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     97,351          5,531            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.00           N/A             N/A            N/A
    End of period                          $6.26           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     78,260          6,935            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(434)

  Accumulation unit value:
    Beginning of period                    $16.40          $15.26          $13.41         $12.55          $11.32
    End of period                          $9.82           $16.40          $15.26         $13.41          $12.55
  Accumulation units outstanding
  at the end of period                    228,293         223,773         244,207         200,810        156,327

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(434)

  Accumulation unit value:
    Beginning of period                    $10.76           N/A
    End of period                          $11.32           N/A
  Accumulation units outstanding
  at the end of period                     12,896           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.18          $10.53         $10.31          $9.96
    End of period                          $9.94           $11.70          $11.18         $10.53          $10.31
  Accumulation units outstanding
  at the end of period                   1,940,910        754,509         424,780         294,788         26,106

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(421)

  Accumulation unit value:
    Beginning of period                    $16.26          $15.20          $13.52         $12.78          $11.65
    End of period                          $10.35          $16.26          $15.20         $13.52          $12.78
  Accumulation units outstanding
  at the end of period                   1,016,569        918,646         617,000         433,633        318,123

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(421)

  Accumulation unit value:
    Beginning of period                    $10.74           N/A
    End of period                          $11.65           N/A
  Accumulation units outstanding
  at the end of period                     38,141           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                    $12.52          $11.80          $10.86         $10.50          $10.03
    End of period                          $9.71           $12.52          $11.80         $10.86          $10.50
  Accumulation units outstanding
  at the end of period                   1,382,379        989,721         646,879         250,236         4,369

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $15.45          $14.44          $13.08         $12.48          $11.57
    End of period                          $11.03          $15.45          $14.44         $13.08          $12.48
  Accumulation units outstanding
  at the end of period                   1,421,968       1,439,287        997,540         467,176        232,780

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $11.14           N/A
    End of period                          $11.57           N/A
  Accumulation units outstanding
  at the end of period                     34,168           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1006)

  Accumulation unit value:
    Beginning of period                    $11.65          $10.84          $10.00           N/A            N/A
    End of period                          $8.02           $11.65          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                    370,988          16,169          1,316            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1028)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.97          $10.03           N/A            N/A
    End of period                          $7.76           $11.82          $10.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,411          11,470          10,661           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1028)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.97          $11.83           N/A             N/A            N/A
    End of period                          $7.58           $11.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,862           2,156            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.14          $10.58          $10.07           N/A            N/A
    End of period                          $8.98           $11.14          $10.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                    201,108          73,504          24,348           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.00           N/A             N/A            N/A
    End of period                          $6.37           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     68,840          6,874            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(443)

  Accumulation unit value:
    Beginning of period                    $27.87          $26.34          $23.53         $22.70          $20.79
    End of period                          $21.76          $27.87          $26.34         $23.53          $22.70
  Accumulation units outstanding
  at the end of period                    254,987         198,957         135,137         70,150          36,531

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(443)

  Accumulation unit value:
    Beginning of period                    $19.80           N/A
    End of period                          $20.79           N/A
  Accumulation units outstanding
  at the end of period                     3,265            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(413)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.55          $12.20         $12.06          $12.15
    End of period                          $13.02          $12.94          $12.55         $12.20          $12.06
  Accumulation units outstanding
  at the end of period                   2,010,086       1,093,342        946,638         170,229         43,153

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(413)

  Accumulation unit value:
    Beginning of period                    $12.19           N/A
    End of period                          $12.15           N/A
  Accumulation units outstanding
  at the end of period                     2,036            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(439)

  Accumulation unit value:
    Beginning of period                    $22.07          $20.78          $17.45         $16.39          $14.50
    End of period                          $14.48          $22.07          $20.78         $17.45          $16.39
  Accumulation units outstanding
  at the end of period                    190,713         128,734          98,781         43,080          19,806

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(439)

  Accumulation unit value:
    Beginning of period                    $13.17           N/A
    End of period                          $14.50           N/A
  Accumulation units outstanding
  at the end of period                     1,924            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(439)

  Accumulation unit value:
    Beginning of period                    $32.23          $29.73          $26.55         $25.42          $23.49
    End of period                          $18.14          $32.23          $29.73         $26.55          $25.42
  Accumulation units outstanding
  at the end of period                    137,734         130,526          66,951         38,825          20,525

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(439)

  Accumulation unit value:
    Beginning of period                    $21.79           N/A
    End of period                          $23.49           N/A
  Accumulation units outstanding
  at the end of period                     3,946            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(447)

  Accumulation unit value:
    Beginning of period                    $44.99          $38.98          $37.07         $33.00          $28.39
    End of period                          $26.29          $44.99          $38.98         $37.07          $33.00
  Accumulation units outstanding
  at the end of period                    127,027         152,998          75,622         41,547          32,413

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(447)

  Accumulation unit value:
    Beginning of period                    $27.39           N/A
    End of period                          $28.39           N/A
  Accumulation units outstanding
  at the end of period                     2,203            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(443)

  Accumulation unit value:
    Beginning of period                    $16.10          $16.21          $13.72         $13.13          $11.57
    End of period                          $9.44           $16.10          $16.21         $13.72          $13.13
  Accumulation units outstanding
  at the end of period                    215,736         293,551         235,935         159,645        108,413

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(443)

  Accumulation unit value:
    Beginning of period                    $10.71           N/A
    End of period                          $11.57           N/A
  Accumulation units outstanding
  at the end of period                     6,820            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.56%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1184)

  Accumulation unit value:
    Beginning of period                    $13.01          $15.55          $14.99           N/A            N/A
    End of period                          $8.23           $13.01          $15.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             14,104           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1184)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(230)

  Accumulation unit value:
    Beginning of period                    $18.87          $17.46          $14.47         $13.28          $11.59
    End of period                          $10.97          $18.87          $17.46         $14.47          $13.28
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(230)

  Accumulation unit value:
    Beginning of period                    $9.16           $9.34
    End of period                          $11.59          $9.16
  Accumulation units outstanding
  at the end of period                       -              713






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(835)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.48          $11.75         $10.73           N/A
    End of period                          $8.73           $14.22          $12.48         $11.75           N/A
  Accumulation units outstanding
  at the end of period                     12,535          58,746          6,433             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(902)

  Accumulation unit value:
    Beginning of period                    $15.66          $14.28          $12.67         $12.28           N/A
    End of period                          $9.29           $15.66          $14.28         $12.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            16,760           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(625)

  Accumulation unit value:
    Beginning of period                    $29.48          $27.29          $26.50         $25.71          $22.78
    End of period                          $17.16          $29.48          $27.29         $26.50          $25.71
  Accumulation units outstanding
  at the end of period                       -               -               -               -            16,619

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(625)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.69          $11.30           N/A             N/A            N/A
    End of period                          $6.58           $13.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,178          47,197           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(230)

  Accumulation unit value:
    Beginning of period                    $18.91          $19.10          $17.26         $16.96          $16.20
    End of period                          $11.35          $18.91          $19.10         $17.26          $16.96
  Accumulation units outstanding
  at the end of period                       -               -               -             2,361          2,037

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(230)

  Accumulation unit value:
    Beginning of period                    $13.22          $13.75
    End of period                          $16.20          $13.22
  Accumulation units outstanding
  at the end of period                      815             484

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(230)

  Accumulation unit value:
    Beginning of period                    $25.44          $23.05          $19.50         $19.31          $16.51
    End of period                          $15.45          $25.44          $23.05         $19.50          $19.31
  Accumulation units outstanding
  at the end of period                     3,607           55,354          16,776           862           1,769

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(230)

  Accumulation unit value:
    Beginning of period                    $11.98          $11.67
    End of period                          $16.51          $11.98
  Accumulation units outstanding
  at the end of period                      459             285






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(902)

  Accumulation unit value:
    Beginning of period                    $11.69          $12.65          $10.92         $10.74           N/A
    End of period                          $7.70           $11.69          $12.65         $10.92           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            19,298           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(414)

  Accumulation unit value:
    Beginning of period                    $20.12          $19.10          $18.53         $18.34          $17.43
    End of period                          $18.79          $20.12          $19.10         $18.53          $18.34
  Accumulation units outstanding
  at the end of period                       -               -               -            18,818            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(414)

  Accumulation unit value:
    Beginning of period                    $16.96           N/A
    End of period                          $17.43           N/A
  Accumulation units outstanding
  at the end of period                    151,417           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                    $13.00          $12.84          $11.98           N/A            N/A
    End of period                          $8.18           $13.00          $12.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(625)

  Accumulation unit value:
    Beginning of period                    $17.31          $15.70          $12.08         $10.35          $8.62
    End of period                          $9.46           $17.31          $15.70         $12.08          $10.35
  Accumulation units outstanding
  at the end of period                     8,347           8,084           34,109            -            43,379

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(625)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.11          $12.85           N/A             N/A            N/A
    End of period                          $6.94           $14.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,227          33,245           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(1147)

  Accumulation unit value:
    Beginning of period                    $19.76          $20.61          $18.97           N/A            N/A
    End of period                          $11.87          $19.76          $20.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(1092)

  Accumulation unit value:
    Beginning of period                    $15.73          $17.15          $15.33           N/A            N/A
    End of period                          $9.52           $15.73          $17.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                      415             415             415             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(421)

  Accumulation unit value:
    Beginning of period                    $12.03          $12.57          $11.38         $11.91          $9.92
    End of period                          $7.67           $12.03          $12.57         $11.38          $11.91
  Accumulation units outstanding
  at the end of period                       -               -             24,630         72,025          56,702

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(421)

  Accumulation unit value:
    Beginning of period                    $8.29            N/A
    End of period                          $9.92            N/A
  Accumulation units outstanding
  at the end of period                     24,630           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1175)

  Accumulation unit value:
    Beginning of period                    $6.19           $6.03           $5.72            N/A            N/A
    End of period                          $3.68           $6.19           $6.03            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             65,410           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(421)

  Accumulation unit value:
    Beginning of period                    $11.25          $11.31          $8.87           $9.55          $9.43
    End of period                          $5.98           $11.25          $11.31          $8.87          $9.55
  Accumulation units outstanding
  at the end of period                     11,472          9,751           30,594         86,678          62,113

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(421)

  Accumulation unit value:
    Beginning of period                    $8.09            N/A
    End of period                          $9.43            N/A
  Accumulation units outstanding
  at the end of period                     25,018           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1092)

  Accumulation unit value:
    Beginning of period                    $10.47          $11.81          $10.30           N/A            N/A
    End of period                          $5.22           $10.47          $11.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,048           8,649           5,106            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $9.95           $9.70            N/A             N/A            N/A
    End of period                          $6.09           $9.95            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             19,904           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(421)

  Accumulation unit value:
    Beginning of period                    $19.17          $17.53          $12.71         $11.71          $9.29
    End of period                          $9.72           $19.17          $17.53         $12.71          $11.71
  Accumulation units outstanding
  at the end of period                     11,512          10,739          23,559         68,424          57,478

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(421)

  Accumulation unit value:
    Beginning of period                    $8.51            N/A
    End of period                          $9.29            N/A
  Accumulation units outstanding
  at the end of period                     23,559           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $20.29          $18.67          $15.10         $13.54          $11.51
    End of period                          $11.40          $20.29          $18.67         $15.10          $13.54
  Accumulation units outstanding
  at the end of period                     14,975          15,023          2,918           5,434          5,039

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $10.57           N/A
    End of period                          $11.51           N/A
  Accumulation units outstanding
  at the end of period                     1,219            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(751)

  Accumulation unit value:
    Beginning of period                    $13.88          $13.90          $11.88         $10.52           N/A
    End of period                          $7.85           $13.88          $13.90         $11.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -            193,432         56,133           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(751)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.99          $10.60           N/A             N/A            N/A
    End of period                          $6.36           $11.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,280          51,893           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(537)

  Accumulation unit value:
    Beginning of period                    $36.89          $27.70          $23.29         $17.29          $13.87
    End of period                          $22.57          $36.89          $27.70         $23.29          $17.29
  Accumulation units outstanding
  at the end of period                     4,206           4,807           15,029         87,402          1,774

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(537)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(421)

  Accumulation unit value:
    Beginning of period                    $14.26          $13.79          $13.38          $9.90          $8.55
    End of period                          $7.07           $14.26          $13.79         $13.38          $9.90
  Accumulation units outstanding
  at the end of period                     3,454           3,157           27,159         68,518          66,289

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(421)

  Accumulation unit value:
    Beginning of period                    $7.55            N/A
    End of period                          $8.55            N/A
  Accumulation units outstanding
  at the end of period                     27,159           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(230)

  Accumulation unit value:
    Beginning of period                    $16.12          $15.24          $14.12         $12.80          $11.23
    End of period                          $9.91           $16.12          $15.24         $14.12          $12.80
  Accumulation units outstanding
  at the end of period                     6,232           5,968           1,906           1,434          2,545

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(230)

  Accumulation unit value:
    Beginning of period                    $8.48           $8.59
    End of period                          $11.23          $8.48
  Accumulation units outstanding
  at the end of period                     1,277            775






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(230)

  Accumulation unit value:
    Beginning of period                    $12.58          $12.18          $10.75         $10.46          $9.66
    End of period                          $7.72           $12.58          $12.18         $10.75          $10.46
  Accumulation units outstanding
  at the end of period                     77,347          3,531             -             2,378          1,859

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(230)

  Accumulation unit value:
    Beginning of period                    $7.67           $7.98
    End of period                          $9.66           $7.67
  Accumulation units outstanding
  at the end of period                     1,398            834

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(421)

  Accumulation unit value:
    Beginning of period                    $18.66          $21.17          $19.64         $18.31          $16.52
    End of period                          $11.01          $18.66          $21.17         $19.64          $18.31
  Accumulation units outstanding
  at the end of period                       -               -             14,025         43,114          34,991

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(421)

  Accumulation unit value:
    Beginning of period                    $14.33           N/A
    End of period                          $16.52           N/A
  Accumulation units outstanding
  at the end of period                     14,025           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(230)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.57          $13.46         $13.12          $11.35
    End of period                          $9.62           $15.01          $15.57         $13.46          $13.12
  Accumulation units outstanding
  at the end of period                       -               -               -             1,897          3,035

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(230)

  Accumulation unit value:
    Beginning of period                    $7.90           $8.03
    End of period                          $11.35          $7.90
  Accumulation units outstanding
  at the end of period                     1,346            828






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.97           $6.45            N/A             N/A            N/A
    End of period                          $3.88           $6.97            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,498         317,644           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(902)

  Accumulation unit value:
    Beginning of period                    $17.84          $15.16          $15.62         $13.05           N/A
    End of period                          $9.23           $17.84          $15.16         $15.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            14,051           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                    $14.41          $13.22          $11.97         $10.49           N/A
    End of period                          $8.12           $14.41          $13.22         $11.97           N/A
  Accumulation units outstanding
  at the end of period                     4,968           4,725           4,466             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(230)

  Accumulation unit value:
    Beginning of period                    $15.11          $14.18          $13.92         $13.82          $13.44
    End of period                          $14.93          $15.11          $14.18         $13.92          $13.82
  Accumulation units outstanding
  at the end of period                       -               -               -             2,221          1,443

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(230)

  Accumulation unit value:
    Beginning of period                    $13.02          $12.84
    End of period                          $13.44          $13.02
  Accumulation units outstanding
  at the end of period                     1,752           1,038






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.72          $14.10          $12.96         $12.94          $12.58
    End of period                          $9.36           $13.72          $14.10         $12.96          $12.94
  Accumulation units outstanding
  at the end of period                    296,356         267,892         126,491            -           162,480

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $15.43          $15.34           N/A             N/A            N/A
    End of period                          $11.02          $15.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,568          17,617           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(226)

  Accumulation unit value:
    Beginning of period                    $12.93          $12.54          $12.18         $12.05          $12.14
    End of period                          $13.01          $12.93          $12.54         $12.18          $12.05
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(226)

  Accumulation unit value:
    Beginning of period                    $12.28          $12.29
    End of period                          $12.14          $12.28
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(230)

  Accumulation unit value:
    Beginning of period                    $32.19          $29.69          $26.52         $25.39          $23.47
    End of period                          $18.11          $32.19          $29.69         $26.52          $25.39
  Accumulation units outstanding
  at the end of period                     2,723           43,730          1,695           2,703          2,488

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(230)

  Accumulation unit value:
    Beginning of period                    $18.26          $19.13
    End of period                          $23.47          $18.26
  Accumulation units outstanding
  at the end of period                      582             348

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(230)

  Accumulation unit value:
    Beginning of period                    $44.93          $38.94          $37.03         $32.96          $28.37
    End of period                          $26.25          $44.93          $38.94         $37.03          $32.96
  Accumulation units outstanding
  at the end of period                     2,557           31,826          1,100           6,187          14,241

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(230)

  Accumulation unit value:
    Beginning of period                    $20.79          $21.32
    End of period                          $28.37          $20.79
  Accumulation units outstanding
  at the end of period                      255             156






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(230)

  Accumulation unit value:
    Beginning of period                    $16.09          $16.20          $13.71         $13.12          $11.57
    End of period                          $9.43           $16.09          $16.20         $13.71          $13.12
  Accumulation units outstanding
  at the end of period                       -               -               -             2,430          2,019

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(230)

  Accumulation unit value:
    Beginning of period                    $9.05           $9.12
    End of period                          $11.57          $9.05
  Accumulation units outstanding
  at the end of period                     1,213            730

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.57%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $13.01          $15.55          $11.58         $11.25           N/A
    End of period                          $8.23           $13.01          $15.55         $11.58           N/A
  Accumulation units outstanding
  at the end of period                     10,037          11,477          3,593            194            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $18.85          $17.44          $14.45         $13.26          $11.58
    End of period                          $10.96          $18.85          $17.44         $14.45          $13.26
  Accumulation units outstanding
  at the end of period                     8,162           7,640           1,095           1,873          1,765

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $9.15           $11.29
    End of period                          $11.58          $9.15
  Accumulation units outstanding
  at the end of period                     7,751           3,268






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $14.21          $12.47          $11.74         $11.13          $10.27
    End of period                          $8.72           $14.21          $12.47         $11.74          $11.13
  Accumulation units outstanding
  at the end of period                     20,383          27,399          11,999         14,104          14,946

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.03           $10.20
    End of period                          $10.27          $8.03
  Accumulation units outstanding
  at the end of period                     9,076           2,068

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.65          $14.27          $12.66         $11.87          $11.28
    End of period                          $9.28           $15.65          $14.27         $12.66          $11.87
  Accumulation units outstanding
  at the end of period                     2,913           4,339           4,193           6,317          17,073

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.28           $11.01
    End of period                          $11.28          $8.28
  Accumulation units outstanding
  at the end of period                     20,601          10,811






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $12.70          $11.96          $10.96         $10.11          $9.39
    End of period                          $8.97           $12.70          $11.96         $10.96          $10.11
  Accumulation units outstanding
  at the end of period                     13,588          8,055           10,552          6,545          6,991

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $8.39            N/A
    End of period                          $9.39            N/A
  Accumulation units outstanding
  at the end of period                     5,495            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $30.34          $30.63           N/A             N/A            N/A
    End of period                          $17.18          $30.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,156           1,704            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $29.45          $27.26          $26.47         $25.69          $23.37
    End of period                          $17.14          $29.45          $27.26         $26.47          $25.69
  Accumulation units outstanding
  at the end of period                     1,651           1,943            772            1,689          5,757

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $17.53           N/A
    End of period                          $23.37           N/A
  Accumulation units outstanding
  at the end of period                     5,948            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.69          $11.26           N/A             N/A            N/A
    End of period                          $6.58           $13.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,855           2,571            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.70            N/A             N/A             N/A            N/A
    End of period                          $6.56            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      559             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $18.89          $19.08          $17.25         $16.95          $16.19
    End of period                          $11.33          $18.89          $19.08         $17.25          $16.95
  Accumulation units outstanding
  at the end of period                     2,707           3,789           4,022           4,368          4,665

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $13.21          $16.64
    End of period                          $16.19          $13.21
  Accumulation units outstanding
  at the end of period                     4,067           3,130

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $25.41          $23.03          $19.48         $19.30          $16.50
    End of period                          $15.44          $25.41          $23.03         $19.48          $19.30
  Accumulation units outstanding
  at the end of period                     5,591           6,966           4,247           3,816          4,107

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.98          $16.42
    End of period                          $16.50          $11.98
  Accumulation units outstanding
  at the end of period                     3,935           4,551






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.94           $9.94            N/A             N/A            N/A
    End of period                          $6.25           $9.94            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,697           16,944           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.91           $9.80            N/A             N/A            N/A
    End of period                          $5.79           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,343           1,351            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1152)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.86          $10.30           N/A            N/A
    End of period                          $7.53           $10.89          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,603          14,888          9,604            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1152)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $8.24            N/A             N/A             N/A            N/A
    End of period                          $6.03            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      250             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                    $11.69          $12.65          $10.92         $10.85           N/A
    End of period                          $7.69           $11.69          $12.65         $10.92           N/A
  Accumulation units outstanding
  at the end of period                     2,069           2,242           1,354             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $20.08          $19.06          $18.50         $18.31          $17.40
    End of period                          $18.75          $20.08          $19.06         $18.50          $18.31
  Accumulation units outstanding
  at the end of period                     9,870           15,250          13,575         14,667          11,512

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.95
    End of period                          $17.40          $15.57
  Accumulation units outstanding
  at the end of period                     6,441            939






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1928)

  Accumulation unit value:
    Beginning of period                    $9.00            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       83             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1928)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(869)

  Accumulation unit value:
    Beginning of period                    $12.99          $12.84          $11.27         $11.02           N/A
    End of period                          $8.18           $12.99          $12.84         $11.27           N/A
  Accumulation units outstanding
  at the end of period                     1,658           2,206           2,215           1,956           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(869)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.20          $10.00           N/A            N/A
    End of period                          $9.74           $10.53          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,752           3,504           6,930            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(384)

  Accumulation unit value:
    Beginning of period                    $17.29          $15.69          $12.07         $10.34          $8.58
    End of period                          $9.45           $17.29          $15.69         $12.07          $10.34
  Accumulation units outstanding
  at the end of period                     11,066          18,756          28,389         19,675          22,966

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(384)

  Accumulation unit value:
    Beginning of period                    $6.85            N/A
    End of period                          $8.58            N/A
  Accumulation units outstanding
  at the end of period                     13,153           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $25.32          $23.83          $21.60         $20.67          $17.79
    End of period                          $13.85          $25.32          $23.83         $21.60          $20.67
  Accumulation units outstanding
  at the end of period                     2,263           2,621           1,342           1,432          2,555

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $13.32           N/A
    End of period                          $17.79           N/A
  Accumulation units outstanding
  at the end of period                     4,155            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $16.44          $15.70          $15.45         $15.33          $15.00
    End of period                          $17.24          $16.44          $15.70         $15.45          $15.33
  Accumulation units outstanding
  at the end of period                     22,104          19,115          14,906         16,445          18,666

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.87
    End of period                          $15.00          $15.06
  Accumulation units outstanding
  at the end of period                     39,198          15,904






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1072)

  Accumulation unit value:
    Beginning of period                    $14.11          $10.88          $9.33            N/A            N/A
    End of period                          $6.94           $14.11          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,892          12,377          4,123            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $19.74          $20.59          $18.26         $17.04          $13.88
    End of period                          $11.86          $19.74          $20.59         $18.26          $17.04
  Accumulation units outstanding
  at the end of period                     8,320           11,206          8,889          11,922          13,387

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.94           N/A
    End of period                          $13.88           N/A
  Accumulation units outstanding
  at the end of period                     10,974           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(115)

  Accumulation unit value:
    Beginning of period                    $15.72          $17.14          $14.90         $14.47          $12.74
    End of period                          $9.51           $15.72          $17.14         $14.90          $14.47
  Accumulation units outstanding
  at the end of period                     5,412           6,658           10,235         15,604          22,928

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(115)

  Accumulation unit value:
    Beginning of period                    $9.32            N/A
    End of period                          $12.74           N/A
  Accumulation units outstanding
  at the end of period                     23,012           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(134)

  Accumulation unit value:
    Beginning of period                    $12.02          $12.56          $11.37         $11.90          $9.92
    End of period                          $7.66           $12.02          $12.56         $11.37          $11.90
  Accumulation units outstanding
  at the end of period                     30,319          42,141          65,390         71,488          90,007

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(134)

  Accumulation unit value:
    Beginning of period                    $7.58           $9.14
    End of period                          $9.92           $7.58
  Accumulation units outstanding
  at the end of period                     64,431          28,624

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.31          $11.09         $11.06          $10.84
    End of period                          $12.10          $11.85          $11.31         $11.09          $11.06
  Accumulation units outstanding
  at the end of period                     10,879          15,874          16,163         23,810          25,791

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $10.69           N/A
    End of period                          $10.84           N/A
  Accumulation units outstanding
  at the end of period                     16,151           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(559)

  Accumulation unit value:
    Beginning of period                    $6.19           $6.02           $4.50           $4.52          $4.04
    End of period                          $3.68           $6.19           $6.02           $4.50          $4.52
  Accumulation units outstanding
  at the end of period                       -              362             364              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(559)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(559)

  Accumulation unit value:
    Beginning of period                    $10.52          $11.60          $10.39         $10.82          $10.14
    End of period                          $7.12           $10.52          $11.60         $10.39          $10.82
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(559)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(115)

  Accumulation unit value:
    Beginning of period                    $11.24          $11.30          $8.86           $9.54          $9.42
    End of period                          $5.97           $11.24          $11.30          $8.86          $9.54
  Accumulation units outstanding
  at the end of period                     50,079          79,990          83,109         83,021         113,256

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(115)

  Accumulation unit value:
    Beginning of period                    $7.61           $9.29
    End of period                          $9.42           $7.61
  Accumulation units outstanding
  at the end of period                     79,639          39,723

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1037)

  Accumulation unit value:
    Beginning of period                    $10.46          $11.81          $10.23           N/A            N/A
    End of period                          $5.22           $10.46          $11.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                      796             875            2,458            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1037)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.94           $9.73           $8.46           $8.24          $7.53
    End of period                          $6.09           $9.94           $9.73           $8.46          $8.24
  Accumulation units outstanding
  at the end of period                     8,273           9,368           8,014           8,259          9,355

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $5.92            N/A
    End of period                          $7.53            N/A
  Accumulation units outstanding
  at the end of period                     4,529            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(559)

  Accumulation unit value:
    Beginning of period                    $11.96          $14.70          $12.58         $12.05          $10.96
    End of period                          $5.81           $11.96          $14.70         $12.58          $12.05
  Accumulation units outstanding
  at the end of period                     2,772           1,764           1,798           1,396          1,402

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(559)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(134)

  Accumulation unit value:
    Beginning of period                    $19.16          $17.52          $12.70         $11.71          $9.28
    End of period                          $9.71           $19.16          $17.52         $12.70          $11.71
  Accumulation units outstanding
  at the end of period                     36,171          55,280          60,669         63,570          78,259

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(134)

  Accumulation unit value:
    Beginning of period                    $7.08           $8.59
    End of period                          $9.28           $7.08
  Accumulation units outstanding
  at the end of period                     59,230          28,141






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(519)

  Accumulation unit value:
    Beginning of period                    $12.56          $11.86          $11.34         $10.70          $10.95
    End of period                          $9.50           $12.56          $11.86         $11.34          $10.70
  Accumulation units outstanding
  at the end of period                     2,949           2,556           2,233           3,857          1,274

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1462)

  Accumulation unit value:
    Beginning of period                    $9.90           $9.76            N/A             N/A            N/A
    End of period                          $6.83           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,440           2,711            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1462)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $20.28          $18.66          $15.09         $13.53          $11.50
    End of period                          $11.39          $20.28          $18.66         $15.09          $13.53
  Accumulation units outstanding
  at the end of period                     9,689           13,672          22,203         25,399          21,732

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $8.51           $10.69
    End of period                          $11.50          $8.51
  Accumulation units outstanding
  at the end of period                     13,311          5,957

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                    $13.87          $13.90          $11.88         $10.91          $10.50
    End of period                          $7.85           $13.87          $13.90         $11.88          $10.91
  Accumulation units outstanding
  at the end of period                    132,328         150,506         166,114         153,409         18,745

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $6.73            N/A             N/A             N/A            N/A
    End of period                          $6.36            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,075            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(767)

  Accumulation unit value:
    Beginning of period                    $12.75          $10.88          $10.55          $9.94           N/A
    End of period                          $7.34           $12.75          $10.88         $10.55           N/A
  Accumulation units outstanding
  at the end of period                      920            3,942           3,942           3,797           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(767)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1462)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.19           N/A             N/A            N/A
    End of period                          $6.15           $11.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,416           1,183            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1462)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(531)

  Accumulation unit value:
    Beginning of period                    $36.86          $27.68          $23.27         $17.28          $14.33
    End of period                          $22.55          $36.86          $27.68         $23.27          $17.28
  Accumulation units outstanding
  at the end of period                     4,901           6,330           5,747           5,165          3,763

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(134)

  Accumulation unit value:
    Beginning of period                    $14.25          $13.78          $13.38          $9.90          $8.55
    End of period                          $7.06           $14.25          $13.78         $13.38          $9.90
  Accumulation units outstanding
  at the end of period                     37,083          47,946          45,980         52,329          77,162

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(134)

  Accumulation unit value:
    Beginning of period                    $7.30           $9.64
    End of period                          $8.55           $7.30
  Accumulation units outstanding
  at the end of period                     59,036          29,641






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.89            N/A             N/A             N/A            N/A
    End of period                          $7.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      280             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $16.12          $15.24          $14.11         $12.80          $11.23
    End of period                          $9.90           $16.12          $15.24         $14.11          $12.80
  Accumulation units outstanding
  at the end of period                     17,746          23,044          26,422         32,406          31,831

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $8.48           $10.82
    End of period                          $11.23          $8.48
  Accumulation units outstanding
  at the end of period                     21,179          9,299






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $12.57          $12.18          $10.75         $10.46          $9.65
    End of period                          $7.72           $12.57          $12.18         $10.75          $10.46
  Accumulation units outstanding
  at the end of period                     51,991          53,129          58,003         68,635          72,832

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $7.67           $9.68
    End of period                          $9.65           $7.67
  Accumulation units outstanding
  at the end of period                     54,888          23,061

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(134)

  Accumulation unit value:
    Beginning of period                    $18.65          $21.15          $19.63         $18.30          $16.51
    End of period                          $11.00          $18.65          $21.15         $19.63          $18.30
  Accumulation units outstanding
  at the end of period                     25,913          34,365          36,249         35,876          47,583

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(134)

  Accumulation unit value:
    Beginning of period                    $11.33          $13.49
    End of period                          $16.51          $11.33
  Accumulation units outstanding
  at the end of period                     37,695          18,106

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.00          $15.57          $13.46         $13.12          $11.35
    End of period                          $9.61           $15.00          $15.57         $13.46          $13.12
  Accumulation units outstanding
  at the end of period                     12,752          11,456          12,373         13,385          14,784

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $7.90           $10.54
    End of period                          $11.35          $7.90
  Accumulation units outstanding
  at the end of period                     12,398          5,420






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(559)

  Accumulation unit value:
    Beginning of period                    $6.96           $6.17           $5.74           $5.69          $5.48
    End of period                          $3.88           $6.96           $6.17           $5.74          $5.69
  Accumulation units outstanding
  at the end of period                     6,928           10,282          7,481           2,069          1,370

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(559)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(717)

  Accumulation unit value:
    Beginning of period                    $17.83          $15.16          $15.61         $11.43          $11.03
    End of period                          $9.22           $17.83          $15.16         $15.61          $11.43
  Accumulation units outstanding
  at the end of period                     29,574          32,801          30,780         27,646          1,374

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(855)

  Accumulation unit value:
    Beginning of period                    $14.41          $13.22          $11.97         $11.22           N/A
    End of period                          $8.12           $14.41          $13.22         $11.97           N/A
  Accumulation units outstanding
  at the end of period                     2,458           1,920           19,544         15,030           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $15.20          $14.53          $12.62         $11.27          $9.70
    End of period                          $8.85           $15.20          $14.53         $12.62          $11.27
  Accumulation units outstanding
  at the end of period                     12,513          14,750          24,302         23,633          25,403

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $7.01           $8.72
    End of period                          $9.70           $7.01
  Accumulation units outstanding
  at the end of period                     15,013          4,749






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1795)

  Accumulation unit value:
    Beginning of period                    $9.45            N/A             N/A             N/A            N/A
    End of period                          $4.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      286             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1795)

  Accumulation unit value:
    Beginning of period                    $8.35            N/A             N/A             N/A            N/A
    End of period                          $4.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,030            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.92          $10.72           N/A             N/A            N/A
    End of period                          $10.35          $10.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,393           4,064            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $15.09          $14.17          $13.91         $13.81          $13.43
    End of period                          $14.92          $15.09          $14.17         $13.91          $13.81
  Accumulation units outstanding
  at the end of period                     60,913          59,653          59,520         63,102          63,142

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $13.02          $12.39
    End of period                          $13.43          $13.02
  Accumulation units outstanding
  at the end of period                     71,674          46,377






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $21.74          $23.82          $21.27         $19.87          $17.85
    End of period                          $12.74          $21.74          $23.82         $21.27          $19.87
  Accumulation units outstanding
  at the end of period                     2,668           2,671           2,674           2,677          2,359

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $14.25          $17.65
    End of period                          $17.85          $14.25
  Accumulation units outstanding
  at the end of period                     1,855           1,509

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.71          $14.08          $12.95         $12.93          $12.57
    End of period                          $9.35           $13.71          $14.08         $12.95          $12.93
  Accumulation units outstanding
  at the end of period                     12,455          11,654          10,302         15,661          24,034

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(106)

  Accumulation unit value:
    Beginning of period                    $20.82          $22.41          $20.14         $19.50          $18.05
    End of period                          $10.82          $20.82          $22.41         $20.14          $19.50
  Accumulation units outstanding
  at the end of period                     7,091           7,094           8,848           8,943          7,750

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(106)

  Accumulation unit value:
    Beginning of period                    $14.72          $17.96
    End of period                          $18.05          $14.72
  Accumulation units outstanding
  at the end of period                     15,830          10,746

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1928)

  Accumulation unit value:
    Beginning of period                    $6.24            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      286             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1928)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.68            N/A             N/A             N/A            N/A
    End of period                          $6.68            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,174           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.26            N/A             N/A             N/A            N/A
    End of period                          $6.26            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       69             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $16.37          $15.23          $13.39         $12.54          $11.31
    End of period                          $9.80           $16.37          $15.23         $13.39          $12.54
  Accumulation units outstanding
  at the end of period                     51,222          53,215          53,577         58,709          62,725

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.06           $11.12
    End of period                          $11.31          $9.06
  Accumulation units outstanding
  at the end of period                     14,562          12,362






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(809)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.18          $10.53         $10.11           N/A
    End of period                          $9.93           $11.70          $11.18         $10.53           N/A
  Accumulation units outstanding
  at the end of period                     3,514             -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(809)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(117)

  Accumulation unit value:
    Beginning of period                    $16.23          $15.17          $13.50         $12.76          $11.64
    End of period                          $10.33          $16.23          $15.17         $13.50          $12.76
  Accumulation units outstanding
  at the end of period                    128,924         182,380         182,361         201,340        263,509

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(117)

  Accumulation unit value:
    Beginning of period                    $9.71           $11.20
    End of period                          $11.64          $9.71
  Accumulation units outstanding
  at the end of period                    124,519          63,640






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(793)

  Accumulation unit value:
    Beginning of period                    $12.51          $11.79          $10.85         $10.26           N/A
    End of period                          $9.70           $12.51          $11.79         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     1,789           1,888           1,536            465            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $15.42          $14.42          $13.06         $12.46          $11.55
    End of period                          $11.00          $15.42          $14.42         $13.06          $12.46
  Accumulation units outstanding
  at the end of period                     93,064         110,904         116,881         132,073        156,987

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.97           $11.00
    End of period                          $11.55          $9.97
  Accumulation units outstanding
  at the end of period                     78,617          59,548






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(106)

  Accumulation unit value:
    Beginning of period                    $27.80          $26.28          $23.48         $22.65          $20.76
    End of period                          $21.70          $27.80          $26.28         $23.48          $22.65
  Accumulation units outstanding
  at the end of period                     10,765          13,572          14,834         18,074          15,516

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(106)

  Accumulation unit value:
    Beginning of period                    $17.34          $18.62
    End of period                          $20.76          $17.34
  Accumulation units outstanding
  at the end of period                     8,466           9,871






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $12.91          $12.52          $12.17         $12.04          $12.13
    End of period                          $12.99          $12.91          $12.52         $12.17          $12.04
  Accumulation units outstanding
  at the end of period                     48,934          45,437          28,187         27,793          33,004

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $12.27          $12.31
    End of period                          $12.13          $12.27
  Accumulation units outstanding
  at the end of period                     13,813          1,174

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(218)

  Accumulation unit value:
    Beginning of period                    $22.04          $20.76          $17.44         $16.38          $14.50
    End of period                          $14.46          $22.04          $20.76         $17.44          $16.38
  Accumulation units outstanding
  at the end of period                     3,491           3,494           2,794           2,489          2,432

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(218)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.83
    End of period                          $14.50          $10.93
  Accumulation units outstanding
  at the end of period                      268             952






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $32.15          $29.66          $26.50         $25.37          $23.45
    End of period                          $18.09          $32.15          $29.66         $26.50          $25.37
  Accumulation units outstanding
  at the end of period                     21,679          18,881          15,757         14,318          12,828

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $18.25          $22.52
    End of period                          $23.45          $18.25
  Accumulation units outstanding
  at the end of period                     11,828          6,968

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $44.87          $38.89          $36.99         $32.93          $28.34
    End of period                          $26.22          $44.87          $38.89         $36.99          $32.93
  Accumulation units outstanding
  at the end of period                     7,088           7,676           9,963          10,766          12,478

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $20.77          $26.75
    End of period                          $28.34          $20.77
  Accumulation units outstanding
  at the end of period                     5,377           1,982






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $16.07          $16.19          $13.70         $13.12          $11.56
    End of period                          $9.42           $16.07          $16.19         $13.70          $13.12
  Accumulation units outstanding
  at the end of period                     46,011          53,135          51,665         55,973          57,169

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $9.04           $11.44
    End of period                          $11.56          $9.04
  Accumulation units outstanding
  at the end of period                     36,315          10,985

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.575%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(77)

  Accumulation unit value:
    Beginning of period                    $14.21          $12.47          $11.74         $11.12          $10.27
    End of period                          $8.72           $14.21          $12.47         $11.74          $11.12
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(77)

  Accumulation unit value:
    Beginning of period                    $8.03           $10.87
    End of period                          $10.27          $8.03
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(82)

  Accumulation unit value:
    Beginning of period                    $15.64          $14.27          $12.66         $11.86          $11.28
    End of period                          $9.28           $15.64          $14.27         $12.66          $11.86
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(82)

  Accumulation unit value:
    Beginning of period                    $8.28           $11.02
    End of period                          $11.28          $8.28
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(65)

  Accumulation unit value:
    Beginning of period                    $12.70          $11.95          $10.96         $10.11          $9.39
    End of period                          $8.96           $12.70          $11.95         $10.96          $10.11
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(65)

  Accumulation unit value:
    Beginning of period                    $8.39           $9.16
    End of period                          $9.39           $8.39
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(65)

  Accumulation unit value:
    Beginning of period                    $29.43          $27.24          $26.46         $25.68          $23.36
    End of period                          $17.13          $29.43          $27.24         $26.46          $25.68
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(65)

  Accumulation unit value:
    Beginning of period                    $17.52          $23.30
    End of period                          $23.36          $17.52
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(77)

  Accumulation unit value:
    Beginning of period                    $18.88          $19.07          $17.24         $16.94          $16.19
    End of period                          $11.33          $18.88          $19.07         $17.24          $16.94
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(77)

  Accumulation unit value:
    Beginning of period                    $13.20          $17.52
    End of period                          $16.19          $13.20
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(77)

  Accumulation unit value:
    Beginning of period                    $25.42          $23.04          $19.49         $19.31          $16.52
    End of period                          $15.44          $25.42          $23.04         $19.49          $19.31
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(77)

  Accumulation unit value:
    Beginning of period                    $11.99          $16.71
    End of period                          $16.52          $11.99
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(77)

  Accumulation unit value:
    Beginning of period                    $20.13          $19.11          $18.54         $18.35          $17.44
    End of period                          $18.79          $20.13          $19.11         $18.54          $18.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(77)

  Accumulation unit value:
    Beginning of period                    $15.61          $14.83
    End of period                          $17.44          $15.61
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $25.31          $23.81          $21.59         $20.66          $17.78
    End of period                          $13.84          $25.31          $23.81         $21.59          $20.66
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $13.32          $17.39
    End of period                          $17.78          $13.32
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(85)

  Accumulation unit value:
    Beginning of period                    $16.43          $15.69          $15.44         $15.32          $14.99
    End of period                          $17.23          $16.43          $15.69         $15.44          $15.32
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(85)

  Accumulation unit value:
    Beginning of period                    $15.05          $13.60
    End of period                          $14.99          $15.05
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(65)

  Accumulation unit value:
    Beginning of period                    $19.73          $20.58          $18.25         $17.04          $13.88
    End of period                          $11.85          $19.73          $20.58         $18.25          $17.04
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(65)

  Accumulation unit value:
    Beginning of period                    $10.94          $13.27
    End of period                          $13.88          $10.94
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(77)

  Accumulation unit value:
    Beginning of period                    $15.71          $17.13          $14.90         $14.46          $12.73
    End of period                          $9.50           $15.71          $17.13         $14.90          $14.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(77)

  Accumulation unit value:
    Beginning of period                    $9.32           $12.25
    End of period                          $12.73          $9.32
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(86)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.31          $11.09         $11.06          $10.84
    End of period                          $12.09          $11.85          $11.31         $11.09          $11.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(86)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.86
    End of period                          $10.84          $10.69
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(65)

  Accumulation unit value:
    Beginning of period                    $11.23          $11.30          $8.86           $9.54          $9.42
    End of period                          $5.97           $11.23          $11.30          $8.86          $9.54
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(65)

  Accumulation unit value:
    Beginning of period                    $7.61           $9.13
    End of period                          $9.42           $7.61
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(84)

  Accumulation unit value:
    Beginning of period                    $9.94           $9.73           $8.46           $8.24          $7.53
    End of period                          $6.08           $9.94           $9.73           $8.46          $8.24
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(84)

  Accumulation unit value:
    Beginning of period                    $5.92           $7.91
    End of period                          $7.53           $5.92
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(76)

  Accumulation unit value:
    Beginning of period                    $20.27          $18.66          $15.09         $13.53          $11.50
    End of period                          $11.39          $20.27          $18.66         $15.09          $13.53
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(76)

  Accumulation unit value:
    Beginning of period                    $8.51           $10.47
    End of period                          $11.50          $8.51
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(68)

  Accumulation unit value:
    Beginning of period                    $16.11          $15.23          $14.11         $12.80          $11.23
    End of period                          $9.90           $16.11          $15.23         $14.11          $12.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(68)

  Accumulation unit value:
    Beginning of period                    $8.48           $10.66
    End of period                          $11.23          $8.48
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(76)

  Accumulation unit value:
    Beginning of period                    $12.57          $12.17          $10.75         $10.46          $9.65
    End of period                          $7.71           $12.57          $12.17         $10.75          $10.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(76)

  Accumulation unit value:
    Beginning of period                    $7.67           $10.20
    End of period                          $9.65           $7.67
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(76)

  Accumulation unit value:
    Beginning of period                    $15.00          $15.56          $13.46         $13.12          $11.35
    End of period                          $9.61           $15.00          $15.56         $13.46          $13.12
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(76)

  Accumulation unit value:
    Beginning of period                    $7.90           $10.41
    End of period                          $11.35          $7.90
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $15.20          $14.52          $12.61         $11.26          $9.70
    End of period                          $8.85           $15.20          $14.52         $12.61          $11.26
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $7.01           $9.40
    End of period                          $9.70           $7.01
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(65)

  Accumulation unit value:
    Beginning of period                    $15.09          $14.16          $13.90         $13.80          $13.42
    End of period                          $14.91          $15.09          $14.16         $13.90          $13.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(65)

  Accumulation unit value:
    Beginning of period                    $13.01          $12.38
    End of period                          $13.42          $13.01
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(86)

  Accumulation unit value:
    Beginning of period                    $21.73          $23.80          $21.26         $19.86          $17.84
    End of period                          $12.73          $21.73          $23.80         $21.26          $19.86
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(86)

  Accumulation unit value:
    Beginning of period                    $14.25          $18.08
    End of period                          $17.84          $14.25
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(82)

  Accumulation unit value:
    Beginning of period                    $20.81          $22.40          $20.13         $19.50          $18.04
    End of period                          $10.81          $20.81          $22.40         $20.13          $19.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(82)

  Accumulation unit value:
    Beginning of period                    $14.72          $18.68
    End of period                          $18.04          $14.72
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(70)

  Accumulation unit value:
    Beginning of period                    $16.36          $15.22          $13.38         $12.53          $11.30
    End of period                          $9.80           $16.36          $15.22         $13.38          $12.53
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(70)

  Accumulation unit value:
    Beginning of period                    $9.06           $11.44
    End of period                          $11.30          $9.06
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $16.22          $15.16          $13.49         $12.76          $11.63
    End of period                          $10.32          $16.22          $15.16         $13.49          $12.76
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $9.71           $11.01
    End of period                          $11.63          $9.71
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(65)

  Accumulation unit value:
    Beginning of period                    $15.41          $14.41          $13.05         $12.46          $11.55
    End of period                          $11.00          $15.41          $14.41         $13.05          $12.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(65)

  Accumulation unit value:
    Beginning of period                    $9.97           $11.01
    End of period                          $11.55          $9.97
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(81)

  Accumulation unit value:
    Beginning of period                    $27.78          $26.26          $23.47         $22.64          $20.75
    End of period                          $21.68          $27.78          $26.26         $23.47          $22.64
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(81)

  Accumulation unit value:
    Beginning of period                    $17.34          $18.37
    End of period                          $20.75          $17.34
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(72)

  Accumulation unit value:
    Beginning of period                    $12.88          $12.49          $12.14         $12.01          $12.11
    End of period                          $12.96          $12.88          $12.49         $12.14          $12.01
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(72)

  Accumulation unit value:
    Beginning of period                    $12.24          $12.30
    End of period                          $12.11          $12.24
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $32.12          $29.64          $26.48         $25.36          $23.44
    End of period                          $18.07          $32.12          $29.64         $26.48          $25.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $18.24          $24.12
    End of period                          $23.44          $18.24
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $44.93          $38.94          $37.04         $32.98          $28.39
    End of period                          $26.25          $44.93          $38.94         $37.04          $32.98
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $20.81          $27.39
    End of period                          $28.39          $20.81
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(77)

  Accumulation unit value:
    Beginning of period                    $16.07          $16.19          $13.70         $13.11          $11.56
    End of period                          $9.42           $16.07          $16.19         $13.70          $13.11
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(77)

  Accumulation unit value:
    Beginning of period                    $9.04           $11.76
    End of period                          $11.56          $9.04
  Accumulation units outstanding
  at the end of period                       -               -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.60%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(833)

  Accumulation unit value:
    Beginning of period                    $13.00          $15.54          $11.58         $10.45           N/A
    End of period                          $8.22           $13.00          $15.54         $11.58           N/A
  Accumulation units outstanding
  at the end of period                     69,316          49,235         107,625         12,962           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(103)

  Accumulation unit value:
    Beginning of period                    $18.77          $17.38          $14.41         $13.22          $11.55
    End of period                          $10.91          $18.77          $17.38         $14.41          $13.22
  Accumulation units outstanding
  at the end of period                     88,509         122,436          95,742         91,870          86,938

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(103)

  Accumulation unit value:
    Beginning of period                    $9.13           $11.64
    End of period                          $11.55          $9.13
  Accumulation units outstanding
  at the end of period                    116,665          45,530






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(83)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.45          $11.73         $11.11          $10.27
    End of period                          $8.70           $14.18          $12.45         $11.73          $11.11
  Accumulation units outstanding
  at the end of period                    259,662         293,388         208,805         221,448        220,379

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(83)

  Accumulation unit value:
    Beginning of period                    $8.02           $10.66
    End of period                          $10.27          $8.02
  Accumulation units outstanding
  at the end of period                     72,166          5,829

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(93)

  Accumulation unit value:
    Beginning of period                    $15.62          $14.25          $12.65         $11.85          $11.27
    End of period                          $9.26           $15.62          $14.25         $12.65          $11.85
  Accumulation units outstanding
  at the end of period                     37,423          48,710          59,308         77,525          83,774

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(93)

  Accumulation unit value:
    Beginning of period                    $8.27           $11.04
    End of period                          $11.27          $8.27
  Accumulation units outstanding
  at the end of period                    122,107          16,464






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(63)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.93          $10.94         $10.10          $9.38
    End of period                          $8.95           $12.68          $11.93         $10.94          $10.10
  Accumulation units outstanding
  at the end of period                    214,167         215,885         229,733         240,272        254,002

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(63)

  Accumulation unit value:
    Beginning of period                    $8.38           $9.12
    End of period                          $9.38           $8.38
  Accumulation units outstanding
  at the end of period                    123,877          25,293

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(578)

  Accumulation unit value:
    Beginning of period                    $30.23          $25.46          $22.83         $22.77          $19.76
    End of period                          $17.11          $30.23          $25.46         $22.83          $22.77
  Accumulation units outstanding
  at the end of period                     52,503          10,622          7,399           6,026          4,478

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(578)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.88            N/A             N/A             N/A            N/A
    End of period                          $4.47            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,407            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(55)

  Accumulation unit value:
    Beginning of period                    $29.33          $27.17          $26.39         $25.62          $23.31
    End of period                          $17.07          $29.33          $27.17         $26.39          $25.62
  Accumulation units outstanding
  at the end of period                     35,020          28,764          30,696         44,865         115,406

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(55)

  Accumulation unit value:
    Beginning of period                    $17.49          $23.69
    End of period                          $23.31          $17.49
  Accumulation units outstanding
  at the end of period                     13,341          3,250






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.69          $12.99           N/A             N/A            N/A
    End of period                          $6.57           $13.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    145,616         238,462           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.69          $10.01           N/A             N/A            N/A
    End of period                          $6.55           $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,380           426             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(61)

  Accumulation unit value:
    Beginning of period                    $18.82          $19.02          $17.20         $16.91          $16.16
    End of period                          $11.29          $18.82          $19.02         $17.20          $16.91
  Accumulation units outstanding
  at the end of period                     69,659          77,438          81,135         85,104          86,324

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(61)

  Accumulation unit value:
    Beginning of period                    $13.18          $16.48
    End of period                          $16.16          $13.18
  Accumulation units outstanding
  at the end of period                     29,768          7,382

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(70)

  Accumulation unit value:
    Beginning of period                    $25.32          $22.96          $19.42         $19.25          $16.47
    End of period                          $15.38          $25.32          $22.96         $19.42          $19.25
  Accumulation units outstanding
  at the end of period                     62,292          83,986          62,473         60,556          78,723

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(70)

  Accumulation unit value:
    Beginning of period                    $11.95          $16.57
    End of period                          $16.47          $11.95
  Accumulation units outstanding
  at the end of period                     28,795          35,774






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.94           $10.00           N/A             N/A            N/A
    End of period                          $6.25           $9.94            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    229,899         382,524           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.91           $9.99            N/A             N/A            N/A
    End of period                          $5.79           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,046          5,434            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.86          $9.95            N/A            N/A
    End of period                          $7.53           $10.89          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                    141,496          72,687          16,074           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.87           $10.00           N/A             N/A            N/A
    End of period                          $6.03           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,761          15,214           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                    $11.68          $12.64          $10.91         $10.26           N/A
    End of period                          $7.69           $11.68          $12.64         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     62,484          29,710          49,301         18,543           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(71)

  Accumulation unit value:
    Beginning of period                    $20.02          $19.01          $18.46         $18.27          $17.37
    End of period                          $18.68          $20.02          $19.01         $18.46          $18.27
  Accumulation units outstanding
  at the end of period                    170,592         241,996         264,507         265,151        239,520

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(71)

  Accumulation unit value:
    Beginning of period                    $15.54          $14.75
    End of period                          $17.37          $15.54
  Accumulation units outstanding
  at the end of period                     40,912          9,977






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,343           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                    $12.98          $12.84          $11.27         $10.00           N/A
    End of period                          $8.17           $12.98          $12.84         $11.27           N/A
  Accumulation units outstanding
  at the end of period                     91,091          71,341          78,108         69,310           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.52          $10.20          $10.00           N/A            N/A
    End of period                          $9.74           $10.52          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     78,072          76,452          65,591           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(245)

  Accumulation unit value:
    Beginning of period                    $17.24          $15.65          $12.05         $10.32          $8.56
    End of period                          $9.42           $17.24          $15.65         $12.05          $10.32
  Accumulation units outstanding
  at the end of period                    204,820         306,032         377,403         329,375        354,752

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(245)

  Accumulation unit value:
    Beginning of period                    $6.24           $6.19
    End of period                          $8.56           $6.24
  Accumulation units outstanding
  at the end of period                    125,077           481






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(81)

  Accumulation unit value:
    Beginning of period                    $25.23          $23.75          $21.53         $20.61          $17.75
    End of period                          $13.79          $25.23          $23.75         $21.53          $20.61
  Accumulation units outstanding
  at the end of period                     27,890          29,535          19,676         18,859          20,437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(81)

  Accumulation unit value:
    Beginning of period                    $13.29          $17.03
    End of period                          $17.75          $13.29
  Accumulation units outstanding
  at the end of period                     14,718           348

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(39)

  Accumulation unit value:
    Beginning of period                    $16.38          $15.65          $15.40         $15.29          $14.96
    End of period                          $17.17          $16.38          $15.65         $15.40          $15.29
  Accumulation units outstanding
  at the end of period                    282,452         165,967         120,020         138,849        135,235

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(39)

  Accumulation unit value:
    Beginning of period                    $15.02          $13.86
    End of period                          $14.96          $15.02
  Accumulation units outstanding
  at the end of period                     86,680          47,865






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $14.10          $10.87          $9.98            N/A            N/A
    End of period                          $6.93           $14.10          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                    170,944         152,054          43,486           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(50)

  Accumulation unit value:
    Beginning of period                    $19.68          $20.54          $18.21         $17.01          $13.86
    End of period                          $11.82          $19.68          $20.54         $18.21          $17.01
  Accumulation units outstanding
  at the end of period                    117,623         172,287         170,774         168,572        200,045

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(50)

  Accumulation unit value:
    Beginning of period                    $10.93          $12.68
    End of period                          $13.86          $10.93
  Accumulation units outstanding
  at the end of period                     70,829          13,009






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(61)

  Accumulation unit value:
    Beginning of period                    $15.67          $17.09          $14.87         $14.44          $12.71
    End of period                          $9.47           $15.67          $17.09         $14.87          $14.44
  Accumulation units outstanding
  at the end of period                     73,093         109,193         130,920         184,192        238,569

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(61)

  Accumulation unit value:
    Beginning of period                    $9.31           $11.25
    End of period                          $12.71          $9.31
  Accumulation units outstanding
  at the end of period                    134,440          12,920

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                    $9.81           $10.21           N/A             N/A            N/A
    End of period                          $6.16           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,261          53,224           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(129)

  Accumulation unit value:
    Beginning of period                    $11.99          $12.54          $11.35         $11.88          $9.90
    End of period                          $7.64           $11.99          $12.54         $11.35          $11.88
  Accumulation units outstanding
  at the end of period                    991,819        1,425,177       1,713,674       1,877,412      1,736,071

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(129)

  Accumulation unit value:
    Beginning of period                    $7.58           $9.25
    End of period                          $9.90           $7.58
  Accumulation units outstanding
  at the end of period                    217,272          22,745

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(78)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.30          $11.07         $11.05          $10.83
    End of period                          $12.07          $11.83          $11.30         $11.07          $11.05
  Accumulation units outstanding
  at the end of period                    515,065         632,500         681,868         867,467        891,440

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(78)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.82
    End of period                          $10.83          $10.69
  Accumulation units outstanding
  at the end of period                    232,387          58,570






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(493)

  Accumulation unit value:
    Beginning of period                    $6.17           $6.01           $4.49           $4.52          $4.07
    End of period                          $3.66           $6.17           $6.01           $4.49          $4.52
  Accumulation units outstanding
  at the end of period                     66,310         185,751         156,427         72,635         113,500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(493)

  Accumulation unit value:
    Beginning of period                    $10.50          $11.58          $10.37         $10.80          $9.96
    End of period                          $7.10           $10.50          $11.58         $10.37          $10.80
  Accumulation units outstanding
  at the end of period                     28,602          21,720          38,109         34,931          22,700

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(59)

  Accumulation unit value:
    Beginning of period                    $11.21          $11.28          $8.84           $9.53          $9.41
    End of period                          $5.95           $11.21          $11.28          $8.84          $9.53
  Accumulation units outstanding
  at the end of period                   1,308,969       1,753,198       2,156,781       2,359,721      2,205,522

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(59)

  Accumulation unit value:
    Beginning of period                    $7.60           $8.70
    End of period                          $9.41           $7.60
  Accumulation units outstanding
  at the end of period                    327,493          50,517

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.46          $11.81          $10.00           N/A            N/A
    End of period                          $5.21           $10.46          $11.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                    136,845         365,228         319,970           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(59)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.71           $8.44           $8.23          $7.52
    End of period                          $6.07           $9.91           $9.71           $8.44          $8.23
  Accumulation units outstanding
  at the end of period                    147,202         151,781         187,863         212,795        293,335

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(59)

  Accumulation unit value:
    Beginning of period                    $5.92           $7.43
    End of period                          $7.52           $5.92
  Accumulation units outstanding
  at the end of period                    112,119          7,549

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(493)

  Accumulation unit value:
    Beginning of period                    $11.93          $14.67          $12.56         $12.03          $10.82
    End of period                          $5.79           $11.93          $14.67         $12.56          $12.03
  Accumulation units outstanding
  at the end of period                     95,346          37,441          54,891         41,928          42,381

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(129)

  Accumulation unit value:
    Beginning of period                    $19.11          $17.48          $12.67         $11.69          $9.27
    End of period                          $9.68           $19.11          $17.48         $12.67          $11.69
  Accumulation units outstanding
  at the end of period                   1,050,065       1,424,761       1,807,107       1,996,634      1,798,829

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(129)

  Accumulation unit value:
    Beginning of period                    $7.07           $8.57
    End of period                          $9.27           $7.07
  Accumulation units outstanding
  at the end of period                    210,463          15,848






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $12.53          $11.84          $11.32         $10.69          $10.50
    End of period                          $9.47           $12.53          $11.84         $11.32          $10.69
  Accumulation units outstanding
  at the end of period                    115,679         124,140         123,755         156,765         99,367

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $10.23           N/A
    End of period                          $10.50           N/A
  Accumulation units outstanding
  at the end of period                     25,682           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $6.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,380           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(78)

  Accumulation unit value:
    Beginning of period                    $20.24          $18.63          $15.08         $13.52          $11.50
    End of period                          $11.37          $20.24          $18.63         $15.08          $13.52
  Accumulation units outstanding
  at the end of period                    516,857         577,791         713,972         765,163        839,686

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(78)

  Accumulation unit value:
    Beginning of period                    $8.51           $10.47
    End of period                          $11.50          $8.51
  Accumulation units outstanding
  at the end of period                    167,301          41,950

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                    $13.86          $13.89          $11.88         $10.90          $9.92
    End of period                          $7.84           $13.86          $13.89         $11.88          $10.90
  Accumulation units outstanding
  at the end of period                    960,767        1,311,190       1,501,730        887,522         87,828

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.72          $10.13           N/A            N/A
    End of period                          $6.36           $11.98          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                    151,418         132,406          44,893           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $12.74          $10.87          $10.55         $10.83          $10.12
    End of period                          $7.33           $12.74          $10.87         $10.55          $10.83
  Accumulation units outstanding
  at the end of period                     38,951          51,142          47,519         48,088          39,183

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.00           N/A             N/A            N/A
    End of period                          $6.15           $11.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,101         177,683           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(531)

  Accumulation unit value:
    Beginning of period                    $36.76          $27.62          $23.23         $17.26          $14.31
    End of period                          $22.48          $36.76          $27.62         $23.23          $17.26
  Accumulation units outstanding
  at the end of period                    106,694         119,098         118,958         151,146         74,279

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(129)

  Accumulation unit value:
    Beginning of period                    $14.21          $13.75          $13.35          $9.88          $8.53
    End of period                          $7.04           $14.21          $13.75         $13.35          $9.88
  Accumulation units outstanding
  at the end of period                   1,053,105       1,476,852       1,803,065       2,081,412      1,976,110

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(129)

  Accumulation unit value:
    Beginning of period                    $7.29           $9.74
    End of period                          $8.53           $7.29
  Accumulation units outstanding
  at the end of period                    250,730          20,320






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.19          $9.47            N/A            N/A
    End of period                          $7.14           $10.79          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,560           2,248           5,721            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(78)

  Accumulation unit value:
    Beginning of period                    $16.09          $15.21          $14.09         $12.79          $11.22
    End of period                          $9.88           $16.09          $15.21         $14.09          $12.79
  Accumulation units outstanding
  at the end of period                    589,520         669,496         790,185         911,694        987,482

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(78)

  Accumulation unit value:
    Beginning of period                    $8.47           $10.67
    End of period                          $11.22          $8.47
  Accumulation units outstanding
  at the end of period                    248,893          51,862






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(55)

  Accumulation unit value:
    Beginning of period                    $12.55          $12.16          $10.73         $10.45          $9.65
    End of period                          $7.70           $12.55          $12.16         $10.73          $10.45
  Accumulation units outstanding
  at the end of period                   1,033,940       1,162,125       1,287,765       1,388,502      1,585,750

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(55)

  Accumulation unit value:
    Beginning of period                    $7.67           $9.79
    End of period                          $9.65           $7.67
  Accumulation units outstanding
  at the end of period                    374,128          76,112

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1304)

  Accumulation unit value:
    Beginning of period                    $8.83           $10.00           N/A             N/A            N/A
    End of period                          $6.07           $8.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,777          11,382           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(129)

  Accumulation unit value:
    Beginning of period                    $18.60          $21.11          $19.59         $18.27          $16.49
    End of period                          $10.97          $18.60          $21.11         $19.59          $18.27
  Accumulation units outstanding
  at the end of period                    624,704         864,300        1,015,439       1,169,597      1,073,963

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(129)

  Accumulation unit value:
    Beginning of period                    $11.32          $13.79
    End of period                          $16.49          $11.32
  Accumulation units outstanding
  at the end of period                    150,344          12,903

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(78)

  Accumulation unit value:
    Beginning of period                    $14.97          $15.54          $13.44         $13.11          $11.34
    End of period                          $9.59           $14.97          $15.54         $13.44          $13.11
  Accumulation units outstanding
  at the end of period                    519,454         581,082         653,344         717,040        778,833

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(78)

  Accumulation unit value:
    Beginning of period                    $7.90           $10.34
    End of period                          $11.34          $7.90
  Accumulation units outstanding
  at the end of period                    225,212          48,404






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(493)

  Accumulation unit value:
    Beginning of period                    $6.95           $6.16           $5.73           $5.68          $6.11
    End of period                          $3.87           $6.95           $6.16           $5.73          $5.68
  Accumulation units outstanding
  at the end of period                    130,928         176,005         173,882         144,511        113,114

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(681)

  Accumulation unit value:
    Beginning of period                    $17.81          $15.15          $15.61         $11.43          $9.73
    End of period                          $9.21           $17.81          $15.15         $15.61          $11.43
  Accumulation units outstanding
  at the end of period                    275,102         539,671         519,476         496,263         64,411

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                    $14.39          $13.21          $11.96         $11.07          $9.95
    End of period                          $8.10           $14.39          $13.21         $11.96          $11.07
  Accumulation units outstanding
  at the end of period                    167,251         225,779         370,267         465,406         57,594

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(39)

  Accumulation unit value:
    Beginning of period                    $15.17          $14.50          $12.60         $11.25          $9.70
    End of period                          $8.83           $15.17          $14.50         $12.60          $11.25
  Accumulation units outstanding
  at the end of period                    156,244         182,742         225,160         272,585        286,871

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(39)

  Accumulation unit value:
    Beginning of period                    $7.01           $8.88
    End of period                          $9.70           $7.01
  Accumulation units outstanding
  at the end of period                     84,995          46,276






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1771)

  Accumulation unit value:
    Beginning of period                    $8.94            N/A             N/A             N/A            N/A
    End of period                          $4.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      523             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1770)

  Accumulation unit value:
    Beginning of period                    $7.66            N/A             N/A             N/A            N/A
    End of period                          $4.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,867           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1770)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.92          $10.03           N/A             N/A            N/A
    End of period                          $10.35          $10.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    467,082         100,803           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(39)

  Accumulation unit value:
    Beginning of period                    $15.05          $14.13          $13.87         $13.78          $13.40
    End of period                          $14.87          $15.05          $14.13         $13.87          $13.78
  Accumulation units outstanding
  at the end of period                    679,057         628,085         579,052         549,451        504,201

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(39)

  Accumulation unit value:
    Beginning of period                    $13.00          $12.29
    End of period                          $13.40          $13.00
  Accumulation units outstanding
  at the end of period                    200,320          47,963






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(50)

  Accumulation unit value:
    Beginning of period                    $21.66          $23.73          $21.20         $19.81          $17.81
    End of period                          $12.68          $21.66          $23.73         $21.20          $19.81
  Accumulation units outstanding
  at the end of period                     15,606          13,367          16,384         17,265          9,543

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(50)

  Accumulation unit value:
    Beginning of period                    $14.22          $17.36
    End of period                          $17.81          $14.22
  Accumulation units outstanding
  at the end of period                     5,959           1,170

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.67          $14.05          $12.92         $12.91          $12.55
    End of period                          $9.32           $13.67          $14.05         $12.92          $12.91
  Accumulation units outstanding
  at the end of period                    188,327         189,756         278,714         325,927        357,531

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1775)

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $5.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      348             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1775)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1775)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $6.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      473             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1775)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(81)

  Accumulation unit value:
    Beginning of period                    $20.74          $22.34          $20.08         $19.45          $18.01
    End of period                          $10.78          $20.74          $22.34         $20.08          $19.45
  Accumulation units outstanding
  at the end of period                     30,432          29,294          50,919         52,447          54,383

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(81)

  Accumulation unit value:
    Beginning of period                    $14.69          $18.54
    End of period                          $18.01          $14.69
  Accumulation units outstanding
  at the end of period                     18,371          3,051

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1898)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,884           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1898)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.30           N/A             N/A            N/A
    End of period                          $6.67           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    190,623           470             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.78            N/A             N/A             N/A            N/A
    End of period                          $6.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,640           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.49          $9.99            N/A             N/A            N/A
    End of period                          $6.27           $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,513           126             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.54          $9.99            N/A             N/A            N/A
    End of period                          $7.61           $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,832            63             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.51          $10.13           N/A             N/A            N/A
    End of period                          $6.75           $10.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,350          1,284            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1460)

  Accumulation unit value:
    Beginning of period                    $9.76           $9.82            N/A             N/A            N/A
    End of period                          $7.12           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     88,641           450             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1460)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $6.26            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,544           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(58)

  Accumulation unit value:
    Beginning of period                    $16.32          $15.19          $13.36         $12.51          $11.29
    End of period                          $9.77           $16.32          $15.19         $13.36          $12.51
  Accumulation units outstanding
  at the end of period                    658,558         744,367         770,684         956,874        961,604

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(58)

  Accumulation unit value:
    Beginning of period                    $9.05           $10.76
    End of period                          $11.29          $9.05
  Accumulation units outstanding
  at the end of period                    145,868          50,136






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.17          $10.53         $10.31          $9.96
    End of period                          $9.92           $11.69          $11.17         $10.53          $10.31
  Accumulation units outstanding
  at the end of period                    377,142         233,966         201,473         19,793          10,460

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(59)

  Accumulation unit value:
    Beginning of period                    $16.18          $15.13          $13.47         $12.74          $11.62
    End of period                          $10.30          $16.18          $15.13         $13.47          $12.74
  Accumulation units outstanding
  at the end of period                   1,251,045       1,553,956       1,792,908       1,933,486      2,186,951

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(59)

  Accumulation unit value:
    Beginning of period                    $9.70           $10.85
    End of period                          $11.62          $9.70
  Accumulation units outstanding
  at the end of period                    611,620         160,118






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(685)

  Accumulation unit value:
    Beginning of period                    $12.50          $11.79          $10.85         $10.50          $9.91
    End of period                          $9.69           $12.50          $11.79         $10.85          $10.50
  Accumulation units outstanding
  at the end of period                    188,635         114,162         122,382         41,347          5,613

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $15.37          $14.38          $13.03         $12.44          $11.53
    End of period                          $10.97          $15.37          $14.38         $13.03          $12.44
  Accumulation units outstanding
  at the end of period                    994,659        1,257,251       1,389,148       1,454,294      1,427,421

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $9.95           $10.83
    End of period                          $11.53          $9.95
  Accumulation units outstanding
  at the end of period                    602,178          92,469






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1038)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.83          $10.19           N/A            N/A
    End of period                          $8.01           $11.64          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,054          14,666            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1038)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1079)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.96          $10.08           N/A            N/A
    End of period                          $7.75           $11.81          $10.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1156)

  Accumulation unit value:
    Beginning of period                    $11.95          $11.03          $10.29           N/A            N/A
    End of period                          $7.57           $11.95          $11.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,666             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1012)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.58          $9.96            N/A            N/A
    End of period                          $8.96           $11.13          $10.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,764           9,838           6,158            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1012)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.86            N/A             N/A             N/A            N/A
    End of period                          $6.37            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     66,371           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(70)

  Accumulation unit value:
    Beginning of period                    $27.70          $26.18          $23.41         $22.59          $20.70
    End of period                          $21.61          $27.70          $26.18         $23.41          $22.59
  Accumulation units outstanding
  at the end of period                    306,317         300,500         266,429         251,814        261,169

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(70)

  Accumulation unit value:
    Beginning of period                    $17.30          $18.58
    End of period                          $20.70          $17.30
  Accumulation units outstanding
  at the end of period                     66,404          5,408






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(123)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.47          $12.12         $11.99          $12.09
    End of period                          $12.93          $12.85          $12.47         $12.12          $11.99
  Accumulation units outstanding
  at the end of period                    956,327         647,788         276,460         249,165        102,563

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(123)

  Accumulation unit value:
    Beginning of period                    $12.23          $12.27
    End of period                          $12.09          $12.23
  Accumulation units outstanding
  at the end of period                     70,311          28,058

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(241)

  Accumulation unit value:
    Beginning of period                    $22.01          $20.74          $17.43         $16.37          $14.49
    End of period                          $14.44          $22.01          $20.74         $17.43          $16.37
  Accumulation units outstanding
  at the end of period                    156,858         206,105         175,429         130,036        154,856

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(241)

  Accumulation unit value:
    Beginning of period                    $10.93          $11.24
    End of period                          $14.49          $10.93
  Accumulation units outstanding
  at the end of period                     38,364           685






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $32.02          $29.55          $26.41         $25.30          $23.39
    End of period                          $18.01          $32.02          $29.55         $26.41          $25.30
  Accumulation units outstanding
  at the end of period                    166,973         218,018         170,295         178,385        150,858

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $18.21          $22.28
    End of period                          $23.39          $18.21
  Accumulation units outstanding
  at the end of period                     41,916          3,956

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(39)

  Accumulation unit value:
    Beginning of period                    $44.70          $38.76          $36.87         $32.84          $28.27
    End of period                          $26.11          $44.70          $38.76         $36.87          $32.84
  Accumulation units outstanding
  at the end of period                    128,830         138,400         137,456         140,197        163,860

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(39)

  Accumulation unit value:
    Beginning of period                    $20.73          $25.45
    End of period                          $28.27          $20.73
  Accumulation units outstanding
  at the end of period                     49,429          2,035






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(55)

  Accumulation unit value:
    Beginning of period                    $16.04          $16.16          $13.68         $13.10          $11.55
    End of period                          $9.40           $16.04          $16.16         $13.68          $13.10
  Accumulation units outstanding
  at the end of period                    366,376         447,684         446,203         461,268        620,533

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(55)

  Accumulation unit value:
    Beginning of period                    $9.04           $10.81
    End of period                          $11.55          $9.04
  Accumulation units outstanding
  at the end of period                    292,978          69,170

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.605%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(995)

  Accumulation unit value:
    Beginning of period                    $12.99          $15.54          $12.00           N/A            N/A
    End of period                          $8.22           $12.99          $15.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,500           4,147           3,062            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(995)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(938)

  Accumulation unit value:
    Beginning of period                    $18.76          $17.37          $14.40         $13.34           N/A
    End of period                          $10.90          $18.76          $17.37         $14.40           N/A
  Accumulation units outstanding
  at the end of period                      151             664             551             588            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(1186)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.45          $12.14           N/A            N/A
    End of period                          $8.70           $14.18          $12.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                      444             417             236             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(1186)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                    $12.02           N/A             N/A             N/A            N/A
    End of period                          $8.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,559            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1015)

  Accumulation unit value:
    Beginning of period                    $30.21          $25.45          $23.87           N/A            N/A
    End of period                          $17.10          $30.21          $25.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,998            953            1,003            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1177)

  Accumulation unit value:
    Beginning of period                    $29.31          $27.15          $26.53           N/A            N/A
    End of period                          $17.06          $29.31          $27.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.69          $11.41           N/A             N/A            N/A
    End of period                          $6.57           $13.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,345           2,277            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1058)

  Accumulation unit value:
    Beginning of period                    $25.31          $22.94          $22.11           N/A            N/A
    End of period                          $15.37          $25.31          $22.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       36              37              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.94           $10.03           N/A             N/A            N/A
    End of period                          $6.24           $9.94            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,163           8,271            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1177)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.86          $10.48           N/A            N/A
    End of period                          $7.53           $10.89          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,370           1,582             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1022)

  Accumulation unit value:
    Beginning of period                    $11.68          $12.64          $11.92           N/A            N/A
    End of period                          $7.68           $11.68          $12.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                      492             457             393             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1022)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(861)

  Accumulation unit value:
    Beginning of period                    $20.01          $19.00          $18.44         $18.50           N/A
    End of period                          $18.67          $20.01          $19.00         $18.44           N/A
  Accumulation units outstanding
  at the end of period                     4,615           6,795           5,462           3,606           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(861)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1177)

  Accumulation unit value:
    Beginning of period                    $12.98          $12.84          $12.29           N/A            N/A
    End of period                          $8.16           $12.98          $12.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                      101             350              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1151)

  Accumulation unit value:
    Beginning of period                    $17.23          $15.64          $13.70           N/A            N/A
    End of period                          $9.41           $17.23          $15.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,755           5,409           2,200            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1151)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1186)

  Accumulation unit value:
    Beginning of period                    $25.21          $23.73          $22.55           N/A            N/A
    End of period                          $13.78          $25.21          $23.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                      185             141             170             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1186)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(1186)

  Accumulation unit value:
    Beginning of period                    $16.37          $15.64          $15.64           N/A            N/A
    End of period                          $17.16          $16.37          $15.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,203           1,651           1,714            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(1186)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.10          $10.19           N/A             N/A            N/A
    End of period                          $6.93           $14.10           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      567             217             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(1058)

  Accumulation unit value:
    Beginning of period                    $15.66          $17.08          $16.43           N/A            N/A
    End of period                          $9.47           $15.66          $17.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(678)

  Accumulation unit value:
    Beginning of period                    $11.98          $12.53          $11.34         $11.88          $10.99
    End of period                          $7.64           $11.98          $12.53         $11.34          $11.88
  Accumulation units outstanding
  at the end of period                     1,188           3,461           3,155           2,052          2,011

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(992)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.29          $11.12           N/A            N/A
    End of period                          $12.07          $11.83          $11.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,045           1,045           1,045            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1143)

  Accumulation unit value:
    Beginning of period                    $6.17           $6.01           $5.31            N/A            N/A
    End of period                          $3.66           $6.17           $6.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(678)

  Accumulation unit value:
    Beginning of period                    $11.20          $11.27          $8.84           $9.52          $8.84
    End of period                          $5.95           $11.20          $11.27          $8.84          $9.52
  Accumulation units outstanding
  at the end of period                     2,552           6,352           8,066           2,447          2,520

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1150)

  Accumulation unit value:
    Beginning of period                    $10.46          $11.81          $10.84           N/A            N/A
    End of period                          $5.21           $10.46          $11.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,613           1,725            567             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1150)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $9.65            N/A             N/A             N/A            N/A
    End of period                          $5.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       90             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(678)

  Accumulation unit value:
    Beginning of period                    $19.10          $17.47          $12.67         $11.68          $10.50
    End of period                          $9.68           $19.10          $17.47         $12.67          $11.68
  Accumulation units outstanding
  at the end of period                     1,383           4,263           6,130           2,123          2,092

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(1191)

  Accumulation unit value:
    Beginning of period                    $12.53          $11.84          $11.89           N/A            N/A
    End of period                          $9.47           $12.53          $11.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                      155             137              47             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(1191)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(1058)

  Accumulation unit value:
    Beginning of period                    $20.23          $18.63          $17.16           N/A            N/A
    End of period                          $11.36          $20.23          $18.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,435           1,658             31             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.86          $13.88          $11.87         $10.90          $9.62
    End of period                          $7.84           $13.86          $13.88         $11.87          $10.90
  Accumulation units outstanding
  at the end of period                     21,153          27,542          22,402          8,963          8,963

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.53           N/A             N/A             N/A            N/A
    End of period                          $6.36            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,645            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(842)

  Accumulation unit value:
    Beginning of period                    $12.74          $10.87          $10.55         $10.38           N/A
    End of period                          $7.33           $12.74          $10.87         $10.55           N/A
  Accumulation units outstanding
  at the end of period                      136             402              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(842)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1337)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.65           N/A             N/A            N/A
    End of period                          $6.15           $11.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      894             645             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1020)

  Accumulation unit value:
    Beginning of period                    $36.74          $27.60          $24.31           N/A            N/A
    End of period                          $22.47          $36.74          $27.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                       65             105              21             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1020)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(678)

  Accumulation unit value:
    Beginning of period                    $14.21          $13.75          $13.35          $9.88          $9.00
    End of period                          $7.04           $14.21          $13.75         $13.35          $9.88
  Accumulation units outstanding
  at the end of period                      697            4,346           5,588           2,523          2,509

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1205)

  Accumulation unit value:
    Beginning of period                    $16.08          $15.21          $15.27           N/A            N/A
    End of period                          $9.88           $16.08          $15.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              306             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(680)

  Accumulation unit value:
    Beginning of period                    $12.55          $12.15          $10.73         $10.45          $9.71
    End of period                          $7.70           $12.55          $12.15         $10.73          $10.45
  Accumulation units outstanding
  at the end of period                      707             707             707           18,040          97,031

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(678)

  Accumulation unit value:
    Beginning of period                    $18.59          $21.10          $19.58         $18.27          $15.89
    End of period                          $10.97          $18.59          $21.10         $19.58          $18.27
  Accumulation units outstanding
  at the end of period                      386            1,879           1,767           1,398          1,379

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                    $13.23           N/A             N/A             N/A            N/A
    End of period                          $9.58            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      187             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(1205)

  Accumulation unit value:
    Beginning of period                    $6.94           $6.16           $6.23            N/A            N/A
    End of period                          $3.86           $6.94           $6.16            N/A            N/A
  Accumulation units outstanding
  at the end of period                      817             690             750             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(848)

  Accumulation unit value:
    Beginning of period                    $17.81          $15.15          $15.61         $12.53           N/A
    End of period                          $9.21           $17.81          $15.15         $15.61           N/A
  Accumulation units outstanding
  at the end of period                     3,917           4,765           5,441            73             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(848)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1056)

  Accumulation unit value:
    Beginning of period                    $14.39          $13.21          $12.61           N/A            N/A
    End of period                          $8.10           $14.39          $13.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      172             879             920             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1056)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1186)

  Accumulation unit value:
    Beginning of period                    $15.17          $14.50          $13.81           N/A            N/A
    End of period                          $8.83           $15.17          $14.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                      804             122             139             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1186)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1838)

  Accumulation unit value:
    Beginning of period                    $7.81            N/A             N/A             N/A            N/A
    End of period                          $4.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      267             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.92          $10.04           N/A             N/A            N/A
    End of period                          $10.35          $10.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,700           475             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(992)

  Accumulation unit value:
    Beginning of period                    $15.04          $14.12          $13.99           N/A            N/A
    End of period                          $14.86          $15.04          $14.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,390           5,838           5,707            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(861)

  Accumulation unit value:
    Beginning of period                    $13.66          $14.03          $12.90         $12.82           N/A
    End of period                          $9.31           $13.66          $14.03         $12.90           N/A
  Accumulation units outstanding
  at the end of period                      591             577            1,537             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(861)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $20.73          $23.91           N/A             N/A            N/A
    End of period                          $10.77          $20.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       59              60             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.26            N/A             N/A             N/A            N/A
    End of period                          $6.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      328             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.49          $9.93            N/A             N/A            N/A
    End of period                          $6.27           $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,702           2,690            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                    $16.31          $15.26           N/A             N/A            N/A
    End of period                          $9.76           $16.31           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,720           1,752            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(1161)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.17          $10.92           N/A            N/A
    End of period                          $9.92           $11.68          $11.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,999           4,255           3,978            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(1161)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $16.18          $15.42           N/A             N/A            N/A
    End of period                          $10.29          $16.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,944           6,231            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1161)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.79          $11.33           N/A            N/A
    End of period                          $9.68           $12.49          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,771           11,200          3,804            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1161)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(1115)

  Accumulation unit value:
    Beginning of period                    $15.37          $14.37          $13.11           N/A            N/A
    End of period                          $10.96          $15.37          $14.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,659           11,399          3,391            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.95          $11.64           N/A             N/A            N/A
    End of period                          $7.57           $11.95           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      653             683             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(861)

  Accumulation unit value:
    Beginning of period                    $27.68          $26.17          $23.40         $22.48           N/A
    End of period                          $21.59          $27.68          $26.17         $23.40           N/A
  Accumulation units outstanding
  at the end of period                     14,692          37,260          28,279         11,878           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(861)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(861)

  Accumulation unit value:
    Beginning of period                    $22.00          $20.73          $17.42         $16.48           N/A
    End of period                          $14.43          $22.00          $20.73         $17.42           N/A
  Accumulation units outstanding
  at the end of period                     5,828           12,091          10,791          3,872           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(861)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(995)

  Accumulation unit value:
    Beginning of period                    $32.00          $29.54          $26.68           N/A            N/A
    End of period                          $18.00          $32.00          $29.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,035            908             187             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(995)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1058)

  Accumulation unit value:
    Beginning of period                    $44.64          $38.72          $39.04           N/A            N/A
    End of period                          $26.07          $44.64          $38.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,065            996              15             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(995)

  Accumulation unit value:
    Beginning of period                    $16.03          $16.15          $13.84           N/A            N/A
    End of period                          $9.39           $16.03          $16.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,159            863             563             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(995)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.61%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.75          $17.44           N/A             N/A            N/A
    End of period                          $10.90          $18.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,247           6,316            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.22          $15.72           N/A             N/A            N/A
    End of period                          $9.41           $17.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,944           6,009            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.66          $20.61           N/A             N/A            N/A
    End of period                          $11.81          $19.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,175           8,903            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.09          $17.45           N/A             N/A            N/A
    End of period                          $9.67           $19.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,310          12,227           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.86          $13.79           N/A             N/A            N/A
    End of period                          $7.84           $13.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,430          17,798           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                    $36.72          $26.54           N/A             N/A            N/A
    End of period                          $22.45          $36.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,305           4,352            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.20          $13.49           N/A             N/A            N/A
    End of period                          $7.04           $14.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,293          16,440           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $16.08          $15.26           N/A             N/A            N/A
    End of period                          $9.87           $16.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,777           10,889           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $16.30          $15.17           N/A             N/A            N/A
    End of period                          $9.76           $16.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,892           10,739           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(1438)

  Accumulation unit value:
    Beginning of period                    $15.36          $15.14           N/A             N/A            N/A
    End of period                          $10.96          $15.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,490           9,594            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(1438)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1438)

  Accumulation unit value:
    Beginning of period                    $12.84          $12.80           N/A             N/A            N/A
    End of period                          $12.92          $12.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     67,369          68,109           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1438)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.63%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1008)

  Accumulation unit value:
    Beginning of period                    $12.98          $15.53          $12.09           N/A            N/A
    End of period                          $8.21           $12.98          $15.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                      349             670             362             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $18.70          $17.32          $14.36         $12.83           N/A
    End of period                          $10.87          $18.70          $17.32         $14.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $13.99           N/A             N/A             N/A            N/A
    End of period                          $8.68            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      309             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                    $12.65          $12.82           N/A             N/A            N/A
    End of period                          $8.92           $12.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              376             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $29.23           N/A             N/A             N/A            N/A
    End of period                          $17.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      161             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.69          $12.48           N/A             N/A            N/A
    End of period                          $6.57           $13.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      320            1,089            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                    $18.76          $18.96          $17.15         $16.86          $15.55
    End of period                          $11.25          $18.76          $18.96         $17.15          $16.86
  Accumulation units outstanding
  at the end of period                      133             134             135             136            137

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.21           N/A             N/A            N/A
    End of period                          $6.24           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              684             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.88          $11.15           N/A             N/A            N/A
    End of period                          $7.52           $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,686            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(612)

  Accumulation unit value:
    Beginning of period                    $19.95          $18.95          $18.40         $18.22          $17.28
    End of period                          $18.61          $19.95          $18.95         $18.40          $18.22
  Accumulation units outstanding
  at the end of period                      120             121             122             123            123

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.97          $12.80           N/A             N/A            N/A
    End of period                          $8.16           $12.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              136             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(612)

  Accumulation unit value:
    Beginning of period                    $17.19          $15.61          $12.02         $10.30          $8.78
    End of period                          $9.39           $17.19          $15.61         $12.02          $10.30
  Accumulation units outstanding
  at the end of period                     1,374           4,218           3,507            241            243

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1148)

  Accumulation unit value:
    Beginning of period                    $25.13          $23.66          $21.37           N/A            N/A
    End of period                          $13.74          $25.13          $23.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                      937             925             947             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1148)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $16.46           N/A             N/A             N/A            N/A
    End of period                          $17.10           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      769             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.89           N/A             N/A             N/A            N/A
    End of period                          $6.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      343             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(612)

  Accumulation unit value:
    Beginning of period                    $19.62          $20.48          $18.17         $16.97          $14.88
    End of period                          $11.78          $19.62          $20.48         $18.17          $16.97
  Accumulation units outstanding
  at the end of period                      139             141             141             142            143

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(743)

  Accumulation unit value:
    Beginning of period                    $15.63          $17.04          $14.83         $13.72           N/A
    End of period                          $9.44           $15.63          $17.04         $14.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1364)

  Accumulation unit value:
    Beginning of period                    $9.81           $10.25           N/A             N/A            N/A
    End of period                          $6.15           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,472           2,501            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1364)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(737)

  Accumulation unit value:
    Beginning of period                    $11.95          $12.50          $11.32         $11.86          $11.86
    End of period                          $7.62           $11.95          $12.50         $11.32          $11.86
  Accumulation units outstanding
  at the end of period                      671             643            1,359           2,811          1,532

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.28          $11.06         $11.01           N/A
    End of period                          $12.05          $11.81          $11.28         $11.06           N/A
  Accumulation units outstanding
  at the end of period                      792             583             498             468            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(795)

  Accumulation unit value:
    Beginning of period                    $11.18          $11.25          $8.82           $8.92           N/A
    End of period                          $5.94           $11.18          $11.25          $8.82           N/A
  Accumulation units outstanding
  at the end of period                      702            1,299           2,176           1,633           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                    $10.45          $11.81          $9.88            N/A            N/A
    End of period                          $5.21           $10.45          $11.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              114            3,924            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(743)

  Accumulation unit value:
    Beginning of period                    $9.89           $9.69           $8.43           $8.07           N/A
    End of period                          $6.05           $9.89           $9.69           $8.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $8.76            N/A             N/A             N/A            N/A
    End of period                          $5.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      671             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(737)

  Accumulation unit value:
    Beginning of period                    $19.06          $17.43          $12.65         $11.67          $11.67
    End of period                          $9.65           $19.06          $17.43         $12.65          $11.67
  Accumulation units outstanding
  at the end of period                      444            1,724           3,589           2,845          1,557

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $12.50          $11.81          $11.30         $10.67          $10.48
    End of period                          $9.44           $12.50          $11.81         $11.30          $10.67
  Accumulation units outstanding
  at the end of period                      139             100             100             101            102

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(853)

  Accumulation unit value:
    Beginning of period                    $20.20          $18.60          $15.06         $13.28           N/A
    End of period                          $11.35          $20.20          $18.60         $15.06           N/A
  Accumulation units outstanding
  at the end of period                      425            1,134           1,050            375            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(853)

  Accumulation unit value:
    Beginning of period                    $13.85          $13.88          $11.87         $11.22           N/A
    End of period                          $7.83           $13.85          $13.88         $11.87           N/A
  Accumulation units outstanding
  at the end of period                     19,752          22,709          14,528          2,272           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $6.35            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,022            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(743)

  Accumulation unit value:
    Beginning of period                    $12.73          $10.87          $10.55         $10.42           N/A
    End of period                          $7.32           $12.73          $10.87         $10.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -              554             554            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1364)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.85           N/A             N/A            N/A
    End of period                          $6.15           $11.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,503           4,143            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1364)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $36.67          $27.55          $23.19         $17.23          $15.09
    End of period                          $22.42          $36.67          $27.55         $23.19          $17.23
  Accumulation units outstanding
  at the end of period                      241              69              70             70              71

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(737)

  Accumulation unit value:
    Beginning of period                    $14.17          $13.72          $13.32          $9.86          $9.86
    End of period                          $7.02           $14.17          $13.72         $13.32          $9.86
  Accumulation units outstanding
  at the end of period                      579            1,087           2,643           3,224          1,841

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(853)

  Accumulation unit value:
    Beginning of period                    $16.06          $15.19          $14.07         $13.26           N/A
    End of period                          $9.86           $16.06          $15.19         $14.07           N/A
  Accumulation units outstanding
  at the end of period                      498             519            1,597            383            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(853)

  Accumulation unit value:
    Beginning of period                    $12.53          $12.14          $10.72         $10.46           N/A
    End of period                          $7.68           $12.53          $12.14         $10.72           N/A
  Accumulation units outstanding
  at the end of period                      685            3,856           3,685            492            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1364)

  Accumulation unit value:
    Beginning of period                    $8.83           $9.79            N/A             N/A            N/A
    End of period                          $6.06           $8.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,881           3,927            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1364)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(737)

  Accumulation unit value:
    Beginning of period                    $18.55          $21.05          $19.54         $18.24          $18.24
    End of period                          $10.94          $18.55          $21.05         $19.54          $18.24
  Accumulation units outstanding
  at the end of period                      446             410            1,747           1,849           996

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(737)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(612)

  Accumulation unit value:
    Beginning of period                    $14.94          $15.52          $13.43         $13.09          $11.56
    End of period                          $9.57           $14.94          $15.52         $13.43          $13.09
  Accumulation units outstanding
  at the end of period                      630             630             494             486             92

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(737)

  Accumulation unit value:
    Beginning of period                    $17.79          $15.14          $15.60         $11.43          $11.43
    End of period                          $9.20           $17.79          $15.14         $15.60          $11.43
  Accumulation units outstanding
  at the end of period                      149             738            1,657           2,021          1,590

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1015)

  Accumulation unit value:
    Beginning of period                    $14.38          $13.20          $12.02           N/A            N/A
    End of period                          $8.09           $14.38          $13.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,611           3,003           3,080            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $15.14          $14.48          $12.58         $10.85           N/A
    End of period                          $8.81           $15.14          $14.48         $12.58           N/A
  Accumulation units outstanding
  at the end of period                       -               32             660              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.92          $10.77           N/A             N/A            N/A
    End of period                          $10.34          $10.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,205           1,391            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1042)

  Accumulation unit value:
    Beginning of period                    $15.00          $14.09          $13.71           N/A            N/A
    End of period                          $14.82          $15.00          $14.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,545           6,623           6,899            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1042)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(1163)

  Accumulation unit value:
    Beginning of period                    $13.62          $14.00          $13.48           N/A            N/A
    End of period                          $9.28           $13.62          $14.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              382             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(1163)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.30           N/A             N/A            N/A
    End of period                          $6.67           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,483           1,863            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.22           N/A             N/A            N/A
    End of period                          $6.89           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              801             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.28           N/A             N/A            N/A
    End of period                          $6.25           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,929            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(1105)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.16          $10.56           N/A            N/A
    End of period                          $9.91           $11.67          $11.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,202           2,412           2,665            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1105)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.78          $10.99           N/A            N/A
    End of period                          $9.67           $12.48          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,075           2,313           2,555            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.67           N/A             N/A             N/A            N/A
    End of period                          $8.96            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,167            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.51           N/A             N/A            N/A
    End of period                          $6.37           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              779             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(612)

  Accumulation unit value:
    Beginning of period                    $27.59          $26.09          $23.33         $22.52          $20.92
    End of period                          $21.52          $27.59          $26.09         $23.33          $22.52
  Accumulation units outstanding
  at the end of period                     4,734           8,726           3,911            203            204

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $12.85           N/A             N/A             N/A            N/A
    End of period                          $12.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      600             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(612)

  Accumulation unit value:
    Beginning of period                    $21.97          $20.71          $17.41         $16.36          $14.83
    End of period                          $14.41          $21.97          $20.71         $17.41          $16.36
  Accumulation units outstanding
  at the end of period                     4,023           7,254           6,814            143            144

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $31.90          $29.45          $26.33         $24.73           N/A
    End of period                          $17.94          $31.90          $29.45         $26.33           N/A
  Accumulation units outstanding
  at the end of period                     1,290           1,327           1,152             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                    $44.53          $38.61          $36.75         $32.74          $29.25
    End of period                          $26.00          $44.53          $38.61         $36.75          $32.74
  Accumulation units outstanding
  at the end of period                       60              36              36             36              36

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(612)

  Accumulation unit value:
    Beginning of period                    $16.00          $16.13          $13.66         $13.08          $11.80
    End of period                          $9.37           $16.00          $16.13         $13.66          $13.08
  Accumulation units outstanding
  at the end of period                     2,027            260             178             180            181

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.645%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(870)

  Accumulation unit value:
    Beginning of period                    $12.98          $15.53          $11.57         $11.04           N/A
    End of period                          $8.21           $12.98          $15.53         $11.57           N/A
  Accumulation units outstanding
  at the end of period                     44,316          34,570          20,007          1,910           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(870)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(658)

  Accumulation unit value:
    Beginning of period                    $18.67          $17.29          $14.34         $13.17          $11.38
    End of period                          $10.85          $18.67          $17.29         $14.34          $13.17
  Accumulation units outstanding
  at the end of period                     27,706          29,536          2,157            261            262

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(658)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(675)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.42          $11.71         $11.10          $10.44
    End of period                          $8.67           $14.14          $12.42         $11.71          $11.10
  Accumulation units outstanding
  at the end of period                     32,149          32,432          10,162          6,868          1,143

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(603)

  Accumulation unit value:
    Beginning of period                    $15.58          $14.22          $12.62         $11.84          $11.10
    End of period                          $9.23           $15.58          $14.22         $12.62          $11.84
  Accumulation units outstanding
  at the end of period                     4,631           5,268           2,527           1,555          1,058

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(704)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.90          $10.91         $10.08          $9.81
    End of period                          $8.91           $12.63          $11.90         $10.91          $10.08
  Accumulation units outstanding
  at the end of period                    133,159         241,972         186,323         39,994           630

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(776)

  Accumulation unit value:
    Beginning of period                    $30.06          $25.33          $22.72         $21.30           N/A
    End of period                          $17.01          $30.06          $25.33         $22.72           N/A
  Accumulation units outstanding
  at the end of period                     7,609           2,190            311             169            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.86           $9.76            N/A             N/A            N/A
    End of period                          $4.47           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,103            212             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(815)

  Accumulation unit value:
    Beginning of period                    $29.17          $27.02          $26.26         $23.42           N/A
    End of period                          $16.96          $29.17          $27.02         $26.26           N/A
  Accumulation units outstanding
  at the end of period                     3,190           2,776            673             772            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.68          $10.60           N/A             N/A            N/A
    End of period                          $6.57           $13.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     81,551          47,340           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.68          $9.85            N/A             N/A            N/A
    End of period                          $6.55           $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,899          2,957            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(658)

  Accumulation unit value:
    Beginning of period                    $18.73          $18.93          $17.13         $16.84          $15.24
    End of period                          $11.23          $18.73          $18.93         $17.13          $16.84
  Accumulation units outstanding
  at the end of period                     3,706           3,687           3,635           2,748          1,019

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(658)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(658)

  Accumulation unit value:
    Beginning of period                    $25.19          $22.85          $19.34         $19.18          $16.34
    End of period                          $15.29          $25.19          $22.85         $19.34          $19.18
  Accumulation units outstanding
  at the end of period                     8,392           4,906           2,555           2,334           622

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(658)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.03           N/A             N/A            N/A
    End of period                          $6.24           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    341,767         291,806           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.91           $10.12           N/A             N/A            N/A
    End of period                          $5.79           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,242          10,269           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.86          $9.86            N/A            N/A
    End of period                          $7.52           $10.88          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                    100,358          85,083          36,056           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.17           N/A             N/A            N/A
    End of period                          $6.03           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,388          37,993           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                    $11.66          $12.63          $10.91         $11.02           N/A
    End of period                          $7.67           $11.66          $12.63         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     18,048          16,436          14,258          1,201           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(603)

  Accumulation unit value:
    Beginning of period                    $19.91          $18.91          $18.37         $18.19          $17.09
    End of period                          $18.57          $19.91          $18.91         $18.37          $18.19
  Accumulation units outstanding
  at the end of period                     48,995          70,708          59,794         21,659          2,913

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1922)

  Accumulation unit value:
    Beginning of period                    $9.34            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      946             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1922)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(901)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.83          $11.27         $10.98           N/A
    End of period                          $8.15           $12.97          $12.83         $11.27           N/A
  Accumulation units outstanding
  at the end of period                     18,087          12,255          5,270           4,162           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1101)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.20          $9.97            N/A            N/A
    End of period                          $9.73           $10.51          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,768          15,112          9,525            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1101)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(623)

  Accumulation unit value:
    Beginning of period                    $17.16          $15.58          $12.00         $10.29          $8.64
    End of period                          $9.37           $17.16          $15.58         $12.00          $10.29
  Accumulation units outstanding
  at the end of period                     71,234          95,092          40,241          9,200          1,208

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(623)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $25.08          $23.62          $21.43         $20.52          $18.27
    End of period                          $13.71          $25.08          $23.62         $21.43          $20.52
  Accumulation units outstanding
  at the end of period                     5,104           3,218            921             232           2,331

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                    $16.29          $15.57          $15.32         $15.22          $14.69
    End of period                          $17.07          $16.29          $15.57         $15.32          $15.22
  Accumulation units outstanding
  at the end of period                     36,849          44,483          26,052         11,983          1,476

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1139)

  Accumulation unit value:
    Beginning of period                    $14.09          $10.87          $9.21            N/A            N/A
    End of period                          $6.93           $14.09          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,995          46,711          3,672            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(603)

  Accumulation unit value:
    Beginning of period                    $19.59          $20.45          $18.15         $16.96          $14.99
    End of period                          $11.76          $19.59          $20.45         $18.15          $16.96
  Accumulation units outstanding
  at the end of period                     17,325          18,602          13,232          7,236          2,440

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(603)

  Accumulation unit value:
    Beginning of period                    $15.60          $17.02          $14.82         $14.39          $12.96
    End of period                          $9.43           $15.60          $17.02         $14.82          $14.39
  Accumulation units outstanding
  at the end of period                     9,892           11,628          9,093           4,834          1,743

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1325)

  Accumulation unit value:
    Beginning of period                    $9.81           $10.35           N/A             N/A            N/A
    End of period                          $6.15           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,458          31,643           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(585)

  Accumulation unit value:
    Beginning of period                    $11.94          $12.49          $11.32         $11.85          $9.87
    End of period                          $7.61           $11.94          $12.49         $11.32          $11.85
  Accumulation units outstanding
  at the end of period                    161,110         174,290         159,671         105,193         45,814

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(598)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.27          $11.05         $11.03          $10.57
    End of period                          $12.04          $11.80          $11.27         $11.05          $11.03
  Accumulation units outstanding
  at the end of period                    124,521         166,020          69,436         27,631          3,549

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(686)

  Accumulation unit value:
    Beginning of period                    $6.14           $5.99           $4.47           $4.50          $4.24
    End of period                          $3.65           $6.14           $5.99           $4.47          $4.50
  Accumulation units outstanding
  at the end of period                     8,247           36,600          12,291           223             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(847)

  Accumulation unit value:
    Beginning of period                    $10.45          $11.53          $10.34         $10.38           N/A
    End of period                          $7.06           $10.45          $11.53         $10.34           N/A
  Accumulation units outstanding
  at the end of period                     1,254            872            1,068            751            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(598)

  Accumulation unit value:
    Beginning of period                    $11.17          $11.24          $8.82           $9.50          $8.91
    End of period                          $5.93           $11.17          $11.24          $8.82          $9.50
  Accumulation units outstanding
  at the end of period                    178,646         176,758         172,519         118,938         56,503

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                    $10.45          $11.80          $10.06           N/A            N/A
    End of period                          $5.20           $10.45          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                    108,682         116,957          65,208           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(685)

  Accumulation unit value:
    Beginning of period                    $9.88           $9.68           $8.42           $8.21          $7.52
    End of period                          $6.04           $9.88           $9.68           $8.42          $8.21
  Accumulation units outstanding
  at the end of period                     50,517         121,418          62,860          5,026          4,374

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(757)

  Accumulation unit value:
    Beginning of period                    $11.88          $14.62          $12.52         $11.59           N/A
    End of period                          $5.77           $11.88          $14.62         $12.52           N/A
  Accumulation units outstanding
  at the end of period                     31,955          5,910           11,389           131            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(598)

  Accumulation unit value:
    Beginning of period                    $19.04          $17.42          $12.64         $11.66          $9.48
    End of period                          $9.64           $19.04          $17.42         $12.64          $11.66
  Accumulation units outstanding
  at the end of period                    198,890         218,646         194,836         107,828         53,326

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.80          $11.28         $10.66          $10.21
    End of period                          $9.43           $12.48          $11.80         $11.28          $10.66
  Accumulation units outstanding
  at the end of period                     48,989          33,819          14,880          7,765          1,724

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1331)

  Accumulation unit value:
    Beginning of period                    $9.89           $10.03           N/A             N/A            N/A
    End of period                          $6.82           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    128,498          6,738            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1331)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(598)

  Accumulation unit value:
    Beginning of period                    $20.19          $18.59          $15.05         $13.50          $11.61
    End of period                          $11.33          $20.19          $18.59         $15.05          $13.50
  Accumulation units outstanding
  at the end of period                     98,188         125,685          95,943         35,696          10,371

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                    $13.84          $13.87          $11.87         $10.90          $10.75
    End of period                          $7.82           $13.84          $13.87         $11.87          $10.90
  Accumulation units outstanding
  at the end of period                   1,262,381       1,426,227        689,112         143,824         5,104

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1138)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.72          $9.67            N/A            N/A
    End of period                          $6.35           $11.97          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                    127,465          60,853          19,460           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1138)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                    $12.72          $10.86          $10.54         $10.83          $10.00
    End of period                          $7.32           $12.72          $10.86         $10.54          $10.83
  Accumulation units outstanding
  at the end of period                     23,040          18,843          17,257         13,894          1,370

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1315)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.21           N/A             N/A            N/A
    End of period                          $6.14           $11.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     67,774          39,331           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1315)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(623)

  Accumulation unit value:
    Beginning of period                    $36.62          $27.52          $23.16         $17.21          $15.15
    End of period                          $22.39          $36.62          $27.52         $23.16          $17.21
  Accumulation units outstanding
  at the end of period                     37,850          38,488          16,608          4,587          2,974

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(623)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim
30 Division(1919)

  Accumulation unit value:
    Beginning of period                    $9.22            N/A             N/A             N/A            N/A
    End of period                          $9.56            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,867            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim
30 Division(1919)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(598)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.70          $13.31          $9.86          $8.50
    End of period                          $7.01           $14.16          $13.70         $13.31          $9.86
  Accumulation units outstanding
  at the end of period                    110,600         125,140         128,322         115,713         48,872

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.19          $9.58            N/A            N/A
    End of period                          $7.13           $10.78          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,961           6,016           1,268            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(598)

  Accumulation unit value:
    Beginning of period                    $16.04          $15.18          $14.07         $12.77          $11.37
    End of period                          $9.85           $16.04          $15.18         $14.07          $12.77
  Accumulation units outstanding
  at the end of period                    145,664         172,747          90,412         40,878          11,903

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                    $12.52          $12.13          $10.72         $10.44          $9.68
    End of period                          $7.68           $12.52          $12.13         $10.72          $10.44
  Accumulation units outstanding
  at the end of period                    123,267         142,412         105,403         36,677          19,877

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1315)

  Accumulation unit value:
    Beginning of period                    $8.83           $10.12           N/A             N/A            N/A
    End of period                          $6.06           $8.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,407          9,467            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1315)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(598)

  Accumulation unit value:
    Beginning of period                    $18.53          $21.03          $19.53         $18.23          $15.56
    End of period                          $10.92          $18.53          $21.03         $19.53          $18.23
  Accumulation units outstanding
  at the end of period                     62,627          66,695          65,457         49,663          26,108

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(598)

  Accumulation unit value:
    Beginning of period                    $14.93          $15.51          $13.42         $13.09          $11.30
    End of period                          $9.56           $14.93          $15.51         $13.42          $13.09
  Accumulation units outstanding
  at the end of period                     97,292          73,063          45,336         22,971          13,337

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(712)

  Accumulation unit value:
    Beginning of period                    $6.92           $6.14           $5.71           $5.66          $5.56
    End of period                          $3.85           $6.92           $6.14           $5.71          $5.66
  Accumulation units outstanding
  at the end of period                     20,252          28,818          39,101         11,977          11,050

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                    $17.79          $15.13          $15.60         $11.42          $10.47
    End of period                          $9.20           $17.79          $15.13         $15.60          $11.42
  Accumulation units outstanding
  at the end of period                    192,267         206,819         163,492         75,411          13,002

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.19          $11.96         $11.07          $10.44
    End of period                          $8.09           $14.37          $13.19         $11.96          $11.07
  Accumulation units outstanding
  at the end of period                    132,335         139,936          97,470         35,732          20,839

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(589)

  Accumulation unit value:
    Beginning of period                    $15.13          $14.46          $12.57         $11.24          $9.76
    End of period                          $8.80           $15.13          $14.46         $12.57          $11.24
  Accumulation units outstanding
  at the end of period                     44,309          40,629          35,079         19,070          9,462

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1779)

  Accumulation unit value:
    Beginning of period                    $8.89            N/A             N/A             N/A            N/A
    End of period                          $4.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      842             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1779)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1779)

  Accumulation unit value:
    Beginning of period                    $7.79            N/A             N/A             N/A            N/A
    End of period                          $4.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,642           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1779)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.92          $10.26           N/A             N/A            N/A
    End of period                          $10.34          $10.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    189,010          15,719           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $14.98          $14.07          $13.82         $13.74          $13.17
    End of period                          $14.80          $14.98          $14.07         $13.82          $13.74
  Accumulation units outstanding
  at the end of period                    363,867         228,367         160,771         62,565          33,237

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(698)

  Accumulation unit value:
    Beginning of period                    $21.54          $23.61          $21.10         $19.72          $18.51
    End of period                          $12.60          $21.54          $23.61         $21.10          $19.72
  Accumulation units outstanding
  at the end of period                      847             691             455              -             282

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(675)

  Accumulation unit value:
    Beginning of period                    $13.59          $13.97          $12.85         $12.85          $12.52
    End of period                          $9.26           $13.59          $13.97         $12.85          $12.85
  Accumulation units outstanding
  at the end of period                     39,511          43,512          51,878         16,567          2,453

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1938)

  Accumulation unit value:
    Beginning of period                    $5.04            N/A             N/A             N/A            N/A
    End of period                          $5.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      916             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1805)

  Accumulation unit value:
    Beginning of period                    $10.60           N/A             N/A             N/A            N/A
    End of period                          $6.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,153            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1805)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(623)

  Accumulation unit value:
    Beginning of period                    $20.62          $22.22          $19.98         $19.36          $17.62
    End of period                          $10.71          $20.62          $22.22         $19.98          $19.36
  Accumulation units outstanding
  at the end of period                     3,235           3,209           1,910            172            173

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(623)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1900)

  Accumulation unit value:
    Beginning of period                    $8.74            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,076            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.92           $9.98            N/A             N/A            N/A
    End of period                          $6.67           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    126,826           415             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.39            N/A             N/A             N/A            N/A
    End of period                          $6.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,535           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.48          $10.10           N/A             N/A            N/A
    End of period                          $6.27           $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,607           34,809           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.53          $10.53           N/A             N/A            N/A
    End of period                          $7.61           $10.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,144          26,923           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.50          $10.74           N/A             N/A            N/A
    End of period                          $6.74           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,957          25,088           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.03            N/A             N/A             N/A            N/A
    End of period                          $7.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,089           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $8.83            N/A             N/A             N/A            N/A
    End of period                          $6.25            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,399           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $16.25          $15.13          $13.31         $12.47          $11.47
    End of period                          $9.72           $16.25          $15.13         $13.31          $12.47
  Accumulation units outstanding
  at the end of period                     37,623          45,862          35,782         59,481          53,413

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(740)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.16          $10.52         $10.22           N/A
    End of period                          $9.90           $11.67          $11.16         $10.52           N/A
  Accumulation units outstanding
  at the end of period                    143,006          73,674          19,214          2,714           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(590)

  Accumulation unit value:
    Beginning of period                    $16.11          $15.07          $13.42         $12.70          $11.65
    End of period                          $10.25          $16.11          $15.07         $13.42          $12.70
  Accumulation units outstanding
  at the end of period                    185,989         171,830          95,300         102,149         55,316

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(740)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.78          $10.84         $10.34           N/A
    End of period                          $9.67           $12.48          $11.78         $10.84           N/A
  Accumulation units outstanding
  at the end of period                    224,152         150,622          99,672         11,702           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(578)

  Accumulation unit value:
    Beginning of period                    $15.31          $14.32          $12.98         $12.40          $11.27
    End of period                          $10.92          $15.31          $14.32         $12.98          $12.40
  Accumulation units outstanding
  at the end of period                    269,294         225,860         148,762         72,893          35,991

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(578)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $10.76           N/A             N/A             N/A            N/A
    End of period                          $7.74            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,594            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1172)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.03          $10.48           N/A            N/A
    End of period                          $7.56           $11.94          $11.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,265           4,169           4,235            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1172)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1172)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.57          $10.29           N/A            N/A
    End of period                          $8.95           $11.12          $10.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,894          13,805          4,416            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1172)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $6.37            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,024           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(585)

  Accumulation unit value:
    Beginning of period                    $27.54          $26.05          $23.30         $22.49          $20.45
    End of period                          $21.48          $27.54          $26.05         $23.30          $22.49
  Accumulation units outstanding
  at the end of period                     61,430          27,857          20,440         13,240          6,250

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(590)

  Accumulation unit value:
    Beginning of period                    $12.79          $12.41          $12.07         $11.95          $11.99
    End of period                          $12.86          $12.79          $12.41         $12.07          $11.95
  Accumulation units outstanding
  at the end of period                    180,743          63,962          19,969          1,802            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(585)

  Accumulation unit value:
    Beginning of period                    $21.96          $20.70          $17.40         $16.35          $14.43
    End of period                          $14.40          $21.96          $20.70         $17.40          $16.35
  Accumulation units outstanding
  at the end of period                     24,946          19,700          12,124          4,880          2,317

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $31.84          $29.40          $26.28         $25.19          $23.61
    End of period                          $17.90          $31.84          $29.40         $26.28          $25.19
  Accumulation units outstanding
  at the end of period                     40,893          32,675          27,445          9,346          4,495

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $44.45          $38.55          $36.70         $32.69          $29.71
    End of period                          $25.95          $44.45          $38.55         $36.70          $32.69
  Accumulation units outstanding
  at the end of period                     20,353          19,918          14,201          4,005          1,874

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(606)

  Accumulation unit value:
    Beginning of period                    $15.98          $16.11          $13.65         $13.07          $11.94
    End of period                          $9.36           $15.98          $16.11         $13.65          $13.07
  Accumulation units outstanding
  at the end of period                     60,795          74,163          68,870         38,390          12,890

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.65%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(830)

  Accumulation unit value:
    Beginning of period                    $12.98          $15.53          $11.57         $10.00           N/A
    End of period                          $8.21           $12.98          $15.53         $11.57           N/A
  Accumulation units outstanding
  at the end of period                    243,038         257,267         258,312         93,728           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(126)

  Accumulation unit value:
    Beginning of period                    $18.66          $17.28          $14.33         $13.16          $11.50
    End of period                          $10.84          $18.66          $17.28         $14.33          $13.16
  Accumulation units outstanding
  at the end of period                    175,178         193,024         209,530         162,728         44,454

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(126)

  Accumulation unit value:
    Beginning of period                    $9.10           $11.60
    End of period                          $11.50          $9.10
  Accumulation units outstanding
  at the end of period                     20,004            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(100)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.42          $11.71         $11.10          $10.26
    End of period                          $8.67           $14.14          $12.42         $11.71          $11.10
  Accumulation units outstanding
  at the end of period                    354,852         324,032         283,589         300,797         84,645

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(100)

  Accumulation unit value:
    Beginning of period                    $8.02           $10.19
    End of period                          $10.26          $8.02
  Accumulation units outstanding
  at the end of period                     29,956            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(183)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.22          $12.62         $11.84          $11.26
    End of period                          $9.23           $15.57          $14.22         $12.62          $11.84
  Accumulation units outstanding
  at the end of period                    134,754          86,580          97,196         112,541         52,996

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(183)

  Accumulation unit value:
    Beginning of period                    $8.27           $8.41
    End of period                          $11.26          $8.27
  Accumulation units outstanding
  at the end of period                     38,920            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.89          $10.91         $10.08          $9.36
    End of period                          $8.91           $12.63          $11.89         $10.91          $10.08
  Accumulation units outstanding
  at the end of period                    462,736         396,883         340,578         264,853         74,110

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $8.37           $8.96
    End of period                          $9.36           $8.37
  Accumulation units outstanding
  at the end of period                     57,916            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(704)

  Accumulation unit value:
    Beginning of period                    $30.04          $25.32          $22.71         $22.66          $22.10
    End of period                          $17.00          $30.04          $25.32         $22.71          $22.66
  Accumulation units outstanding
  at the end of period                     96,784          44,444          20,477         12,064           114

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.08           N/A             N/A            N/A
    End of period                          $4.47           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,932           1,494            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $29.15          $27.01          $26.25         $25.49          $23.21
    End of period                          $16.95          $29.15          $27.01         $26.25          $25.49
  Accumulation units outstanding
  at the end of period                     71,863          69,301          42,122         44,619          30,723

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $17.42          $21.76
    End of period                          $23.21          $17.42
  Accumulation units outstanding
  at the end of period                     17,409            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.68          $10.00           N/A             N/A            N/A
    End of period                          $6.56           $13.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    430,713         442,591           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.68          $10.09           N/A             N/A            N/A
    End of period                          $6.55           $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,725          19,325           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $18.72          $18.92          $17.12         $16.84          $16.10
    End of period                          $11.22          $18.72          $18.92         $17.12          $16.84
  Accumulation units outstanding
  at the end of period                     75,742          80,846          83,482         102,116         39,611

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $13.14          $16.19
    End of period                          $16.10          $13.14
  Accumulation units outstanding
  at the end of period                     31,439            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(105)

  Accumulation unit value:
    Beginning of period                    $25.18          $22.84          $19.33         $19.17          $16.41
    End of period                          $15.28          $25.18          $22.84         $19.33          $19.17
  Accumulation units outstanding
  at the end of period                    119,632         104,863          74,535         68,328          28,066

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(105)

  Accumulation unit value:
    Beginning of period                    $11.92          $16.60
    End of period                          $16.41          $11.92
  Accumulation units outstanding
  at the end of period                     9,481             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.00           N/A             N/A            N/A
    End of period                          $6.24           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    777,800         879,314           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.91           $9.94            N/A             N/A            N/A
    End of period                          $5.79           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     94,395         109,055           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.86          $10.03           N/A            N/A
    End of period                          $7.52           $10.88          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                    425,404         301,889          72,191           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.86           $9.99            N/A             N/A            N/A
    End of period                          $6.02           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     84,326         121,501           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $11.66          $12.63          $10.91         $10.00           N/A
    End of period                          $7.67           $11.66          $12.63         $10.91           N/A
  Accumulation units outstanding
  at the end of period                    194,810         115,501         110,207         71,128           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(96)

  Accumulation unit value:
    Beginning of period                    $19.90          $18.91          $18.36         $18.19          $17.29
    End of period                          $18.56          $19.90          $18.91         $18.36          $18.19
  Accumulation units outstanding
  at the end of period                    495,346         605,955         624,165         542,433        199,101

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(96)

  Accumulation unit value:
    Beginning of period                    $15.49          $14.93
    End of period                          $17.29          $15.49
  Accumulation units outstanding
  at the end of period                     38,505            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,055           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.83          $11.27         $10.00           N/A
    End of period                          $8.15           $12.97          $12.83         $11.27           N/A
  Accumulation units outstanding
  at the end of period                    255,780         206,776         189,161         150,047          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.20          $10.00           N/A            N/A
    End of period                          $9.72           $10.51          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                    174,212          91,794          48,161           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(310)

  Accumulation unit value:
    Beginning of period                    $17.16          $15.58          $12.00         $10.29          $8.54
    End of period                          $9.37           $17.16          $15.58         $12.00          $10.29
  Accumulation units outstanding
  at the end of period                    400,876         509,714         465,615         249,279         57,497

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(310)

  Accumulation unit value:
    Beginning of period                    $5.99            N/A
    End of period                          $8.54            N/A
  Accumulation units outstanding
  at the end of period                     17,069           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $25.07          $23.61          $21.42         $20.51          $17.67
    End of period                          $13.70          $25.07          $23.61         $21.42          $20.51
  Accumulation units outstanding
  at the end of period                     48,281          73,379          49,702         38,148          17,354

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $13.25          $16.31
    End of period                          $17.67          $13.25
  Accumulation units outstanding
  at the end of period                     10,287            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $16.28          $15.56          $15.32         $15.21          $14.89
    End of period                          $17.06          $16.28          $15.56         $15.32          $15.21
  Accumulation units outstanding
  at the end of period                    682,505         250,718         244,830         215,018         89,940

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $14.96          $13.77
    End of period                          $14.89          $14.96
  Accumulation units outstanding
  at the end of period                     53,180            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $14.09          $10.87          $9.99            N/A            N/A
    End of period                          $6.92           $14.09          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                    404,493         339,162         122,101           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(182)

  Accumulation unit value:
    Beginning of period                    $19.58          $20.45          $18.14         $16.95          $13.82
    End of period                          $11.76          $19.58          $20.45         $18.14          $16.95
  Accumulation units outstanding
  at the end of period                    195,065         251,785         231,522         231,825         96,617

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(182)

  Accumulation unit value:
    Beginning of period                    $10.90          $11.08
    End of period                          $13.82          $10.90
  Accumulation units outstanding
  at the end of period                     58,760          4,180






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $15.60          $17.01          $14.81         $14.39          $12.68
    End of period                          $9.42           $15.60          $17.01         $14.81          $14.39
  Accumulation units outstanding
  at the end of period                    186,126         216,447         231,874         329,211        199,400

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $9.28           $12.25
    End of period                          $12.68          $9.28
  Accumulation units outstanding
  at the end of period                     21,623            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1314)

  Accumulation unit value:
    Beginning of period                    $9.81           $10.17           N/A             N/A            N/A
    End of period                          $6.15           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    159,068          71,691           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(206)

  Accumulation unit value:
    Beginning of period                    $11.94          $12.49          $11.31         $11.85          $9.88
    End of period                          $7.60           $11.94          $12.49         $11.31          $11.85
  Accumulation units outstanding
  at the end of period                   1,671,174       2,565,013       2,977,876       2,860,940       802,350

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(206)

  Accumulation unit value:
    Beginning of period                    $7.56           $7.11
    End of period                          $9.88           $7.56
  Accumulation units outstanding
  at the end of period                    301,641            84

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(110)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.27          $11.05         $11.03          $10.82
    End of period                          $12.03          $11.80          $11.27         $11.05          $11.03
  Accumulation units outstanding
  at the end of period                    734,159         934,882         918,228         800,746        141,138

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(110)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.01
    End of period                          $10.82          $10.68
  Accumulation units outstanding
  at the end of period                     56,284            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(556)

  Accumulation unit value:
    Beginning of period                    $6.14           $5.99           $4.47           $4.50          $4.07
    End of period                          $3.65           $6.14           $5.99           $4.47          $4.50
  Accumulation units outstanding
  at the end of period                     88,486         199,787         238,123         44,955          11,989

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(556)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                    $10.46          $11.54          $10.34         $10.77          $9.83
    End of period                          $7.07           $10.46          $11.54         $10.34          $10.77
  Accumulation units outstanding
  at the end of period                     48,782          32,425          40,132         39,176           373

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(182)

  Accumulation unit value:
    Beginning of period                    $11.16          $11.23          $8.81           $9.50          $9.39
    End of period                          $5.93           $11.16          $11.23          $8.81          $9.50
  Accumulation units outstanding
  at the end of period                   2,221,778       3,141,729       3,805,335       3,471,716       972,868

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(182)

  Accumulation unit value:
    Beginning of period                    $7.59           $7.35
    End of period                          $9.39           $7.59
  Accumulation units outstanding
  at the end of period                    385,442          8,846

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.45          $11.80          $10.02           N/A            N/A
    End of period                          $5.20           $10.45          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                    480,431         623,077         689,521           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(133)

  Accumulation unit value:
    Beginning of period                    $9.87           $9.67           $8.42           $8.21          $7.50
    End of period                          $6.04           $9.87           $9.67           $8.42          $8.21
  Accumulation units outstanding
  at the end of period                    215,156         207,693         250,676         153,309         89,702

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(133)

  Accumulation unit value:
    Beginning of period                    $5.91           $6.88
    End of period                          $7.50           $5.91
  Accumulation units outstanding
  at the end of period                     86,078            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $11.88          $14.61          $12.52         $11.99          $10.62
    End of period                          $5.77           $11.88          $14.61         $12.52          $11.99
  Accumulation units outstanding
  at the end of period                    281,291          82,235          92,741         48,829          8,620

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(206)

  Accumulation unit value:
    Beginning of period                    $19.03          $17.41          $12.63         $11.65          $9.25
    End of period                          $9.64           $19.03          $17.41         $12.63          $11.65
  Accumulation units outstanding
  at the end of period                   2,021,487       2,633,624       3,215,875       3,162,361       822,843

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(206)

  Accumulation unit value:
    Beginning of period                    $7.06           $6.87
    End of period                          $9.25           $7.06
  Accumulation units outstanding
  at the end of period                    275,670            87






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.80          $11.28         $10.66          $10.47
    End of period                          $9.43           $12.48          $11.80         $11.28          $10.66
  Accumulation units outstanding
  at the end of period                    278,021         228,867         208,050         217,771         18,233

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $10.17           N/A
    End of period                          $10.47           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                    $9.89           $10.15           N/A             N/A            N/A
    End of period                          $6.82           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,885          26,561           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(100)

  Accumulation unit value:
    Beginning of period                    $20.18          $18.59          $15.05         $13.50          $11.49
    End of period                          $11.33          $20.18          $18.59         $15.05          $13.50
  Accumulation units outstanding
  at the end of period                    859,579         985,730        1,141,802       1,048,217       224,361

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(100)

  Accumulation unit value:
    Beginning of period                    $8.50           $10.46
    End of period                          $11.49          $8.50
  Accumulation units outstanding
  at the end of period                     72,930            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.84          $13.87          $11.87         $10.90          $9.77
    End of period                          $7.82           $13.84          $13.87         $11.87          $10.90
  Accumulation units outstanding
  at the end of period                   8,810,799       10,989,790      11,528,993      9,754,591       760,602

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.72          $10.00           N/A            N/A
    End of period                          $6.35           $11.97          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                    455,634         387,427          45,406           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $12.72          $10.86          $10.54         $10.83          $9.84
    End of period                          $7.32           $12.72          $10.86         $10.54          $10.83
  Accumulation units outstanding
  at the end of period                    240,689         314,530         272,386         199,884         38,070

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.25           N/A             N/A            N/A
    End of period                          $6.14           $11.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    121,869         148,972           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $36.61          $27.51          $23.15         $17.21          $13.71
    End of period                          $22.37          $36.61          $27.51         $23.15          $17.21
  Accumulation units outstanding
  at the end of period                    247,084         305,047         299,667         275,589         24,974

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(206)

  Accumulation unit value:
    Beginning of period                    $14.15          $13.70          $13.31          $9.86          $8.52
    End of period                          $7.01           $14.15          $13.70         $13.31          $9.86
  Accumulation units outstanding
  at the end of period                   1,678,152       2,439,322       2,827,559       2,900,441       861,796

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(206)

  Accumulation unit value:
    Beginning of period                    $7.28           $7.78
    End of period                          $8.52           $7.28
  Accumulation units outstanding
  at the end of period                    329,499            78






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.19          $9.34            N/A            N/A
    End of period                          $7.13           $10.78          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,740          41,520          23,142           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(104)

  Accumulation unit value:
    Beginning of period                    $16.04          $15.18          $14.07         $12.77          $11.21
    End of period                          $9.85           $16.04          $15.18         $14.07          $12.77
  Accumulation units outstanding
  at the end of period                    807,963         898,258         961,804         910,344        233,146

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(104)

  Accumulation unit value:
    Beginning of period                    $8.47           $10.51
    End of period                          $11.21          $8.47
  Accumulation units outstanding
  at the end of period                    101,376            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(109)

  Accumulation unit value:
    Beginning of period                    $12.51          $12.13          $10.71         $10.43          $9.64
    End of period                          $7.67           $12.51          $12.13         $10.71          $10.43
  Accumulation units outstanding
  at the end of period                   1,493,997       1,657,947       1,772,740       1,662,441       426,504

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(109)

  Accumulation unit value:
    Beginning of period                    $7.67           $9.20
    End of period                          $9.64           $7.67
  Accumulation units outstanding
  at the end of period                    145,966            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                    $8.83           $10.24           N/A             N/A            N/A
    End of period                          $6.06           $8.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     95,944          45,367           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(206)

  Accumulation unit value:
    Beginning of period                    $18.52          $21.03          $19.52         $18.22          $16.45
    End of period                          $10.92          $18.52          $21.03         $19.52          $18.22
  Accumulation units outstanding
  at the end of period                   1,170,992       1,550,890       1,770,704       1,694,833       474,151

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(206)

  Accumulation unit value:
    Beginning of period                    $11.30          $10.20
    End of period                          $16.45          $11.30
  Accumulation units outstanding
  at the end of period                    169,740            59

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(100)

  Accumulation unit value:
    Beginning of period                    $14.93          $15.51          $13.42         $13.09          $11.33
    End of period                          $9.56           $14.93          $15.51         $13.42          $13.09
  Accumulation units outstanding
  at the end of period                    750,154         812,341         846,615         776,698        176,694

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(100)

  Accumulation unit value:
    Beginning of period                    $7.90           $10.57
    End of period                          $11.33          $7.90
  Accumulation units outstanding
  at the end of period                     73,968            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(556)

  Accumulation unit value:
    Beginning of period                    $6.92           $6.14           $5.71           $5.66          $5.64
    End of period                          $3.85           $6.92           $6.14           $5.71          $5.66
  Accumulation units outstanding
  at the end of period                    156,914         581,458         194,837         147,308         30,334

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(556)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                    $17.78          $15.13          $15.60         $11.42          $9.77
    End of period                          $9.19           $17.78          $15.13         $15.60          $11.42
  Accumulation units outstanding
  at the end of period                   1,715,998       2,158,057       2,604,950       2,357,335       215,628

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.19          $11.96         $11.07          $9.89
    End of period                          $8.09           $14.37          $13.19         $11.96          $11.07
  Accumulation units outstanding
  at the end of period                   1,611,398       1,947,010       2,207,339       2,008,107       116,959

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(105)

  Accumulation unit value:
    Beginning of period                    $15.12          $14.46          $12.57         $11.23          $9.68
    End of period                          $8.80           $15.12          $14.46         $12.57          $11.23
  Accumulation units outstanding
  at the end of period                    242,812         295,550         311,426         293,959        118,567

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(105)

  Accumulation unit value:
    Beginning of period                    $7.00           $9.02
    End of period                          $9.68           $7.00
  Accumulation units outstanding
  at the end of period                     52,449            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1773)

  Accumulation unit value:
    Beginning of period                    $8.93            N/A             N/A             N/A            N/A
    End of period                          $4.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,737            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1773)

  Accumulation unit value:
    Beginning of period                    $7.91            N/A             N/A             N/A            N/A
    End of period                          $4.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,070           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.92          $10.00           N/A             N/A            N/A
    End of period                          $10.34          $10.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    717,963         161,738           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $14.97          $14.07          $13.82         $13.73          $13.36
    End of period                          $14.79          $14.97          $14.07         $13.82          $13.73
  Accumulation units outstanding
  at the end of period                   1,309,523       1,310,894       1,253,515        981,493        248,450

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.36
    End of period                          $13.36          $12.97
  Accumulation units outstanding
  at the end of period                    122,384            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(143)

  Accumulation unit value:
    Beginning of period                    $21.53          $23.60          $21.09         $19.72          $17.73
    End of period                          $12.60          $21.53          $23.60         $21.09          $19.72
  Accumulation units outstanding
  at the end of period                     11,592          11,044          19,024         17,641          3,459

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(143)

  Accumulation unit value:
    Beginning of period                    $14.17          $15.86
    End of period                          $17.73          $14.17
  Accumulation units outstanding
  at the end of period                     3,396             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.60          $13.99          $12.87         $12.86          $12.51
    End of period                          $9.27           $13.60          $13.99         $12.87          $12.86
  Accumulation units outstanding
  at the end of period                    332,896         431,267         535,516         475,424        152,488

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1776)

  Accumulation unit value:
    Beginning of period                    $10.44           N/A             N/A             N/A            N/A
    End of period                          $5.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,447            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $6.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      889             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $20.61          $22.21          $19.97         $19.35          $17.93
    End of period                          $10.70          $20.61          $22.21         $19.97          $19.35
  Accumulation units outstanding
  at the end of period                     62,593          71,906          93,349         115,546         41,703

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $14.63          $17.69
    End of period                          $17.93          $14.63
  Accumulation units outstanding
  at the end of period                     19,264            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1897)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,849            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.30           N/A             N/A            N/A
    End of period                          $6.67           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    565,023          71,422           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1452)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.99            N/A             N/A            N/A
    End of period                          $6.88           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    256,393          3,002            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1452)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.48          $10.13           N/A             N/A            N/A
    End of period                          $6.27           $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,837           47,343           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.53          $10.08           N/A             N/A            N/A
    End of period                          $7.60           $10.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     68,041          49,693           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.50          $10.22           N/A             N/A            N/A
    End of period                          $6.74           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     64,097          45,305           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.76           $9.74            N/A             N/A            N/A
    End of period                          $7.11           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    297,972           824             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1452)

  Accumulation unit value:
    Beginning of period                    $9.92           $9.99            N/A             N/A            N/A
    End of period                          $6.25           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    221,598          3,780            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1452)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $16.24          $15.13          $13.31         $12.47          $11.26
    End of period                          $9.72           $16.24          $15.13         $13.31          $12.47
  Accumulation units outstanding
  at the end of period                    621,457         715,634         701,752         691,754        390,936

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $9.02           $11.29
    End of period                          $11.26          $9.02
  Accumulation units outstanding
  at the end of period                     60,955            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.16          $10.52         $10.31          $9.94
    End of period                          $9.90           $11.67          $11.16         $10.52          $10.31
  Accumulation units outstanding
  at the end of period                    953,775         557,371         469,074         519,908        110,847

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $16.11          $15.06          $13.42         $12.70          $11.58
    End of period                          $10.24          $16.11          $15.06         $13.42          $12.70
  Accumulation units outstanding
  at the end of period                   1,040,868       1,327,357       1,422,080       1,359,642       636,471

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $9.67           $11.33
    End of period                          $11.58          $9.67
  Accumulation units outstanding
  at the end of period                    426,547            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.77          $10.84         $10.50          $9.89
    End of period                          $9.66           $12.48          $11.77         $10.84          $10.50
  Accumulation units outstanding
  at the end of period                   1,506,532       1,487,528       1,452,902       1,365,994       197,807

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(100)

  Accumulation unit value:
    Beginning of period                    $15.30          $14.32          $12.98         $12.40          $11.50
    End of period                          $10.91          $15.30          $14.32         $12.98          $12.40
  Accumulation units outstanding
  at the end of period                   2,180,926       2,578,623       2,782,908       2,613,191       781,470

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(100)

  Accumulation unit value:
    Beginning of period                    $9.93           $10.95
    End of period                          $11.50          $9.93
  Accumulation units outstanding
  at the end of period                    406,689            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.83          $10.28           N/A            N/A
    End of period                          $7.99           $11.63          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,571          15,129            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.96          $10.01           N/A            N/A
    End of period                          $7.74           $11.80          $10.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,101           3,753           3,816            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.03          $10.46           N/A            N/A
    End of period                          $7.56           $11.94          $11.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.57          $9.96            N/A            N/A
    End of period                          $8.95           $11.12          $10.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,110          46,787          38,101           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1452)

  Accumulation unit value:
    Beginning of period                    $10.06          $9.98            N/A             N/A            N/A
    End of period                          $6.37           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    253,297          3,700            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1452)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(182)

  Accumulation unit value:
    Beginning of period                    $27.52          $26.03          $23.28         $22.48          $20.61
    End of period                          $21.46          $27.52          $26.03         $23.28          $22.48
  Accumulation units outstanding
  at the end of period                    491,576         386,313         387,292         352,375         72,278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(182)

  Accumulation unit value:
    Beginning of period                    $17.24          $17.13
    End of period                          $20.61          $17.24
  Accumulation units outstanding
  at the end of period                     26,214          2,704






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(153)

  Accumulation unit value:
    Beginning of period                    $12.78          $12.41          $12.07         $11.94          $12.05
    End of period                          $12.85          $12.78          $12.41         $12.07          $11.94
  Accumulation units outstanding
  at the end of period                   1,812,464       1,197,713        401,559         138,762         24,229

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(153)

  Accumulation unit value:
    Beginning of period                    $12.19          $12.23
    End of period                          $12.05          $12.19
  Accumulation units outstanding
  at the end of period                     41,924            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(183)

  Accumulation unit value:
    Beginning of period                    $21.95          $20.69          $17.40         $16.35          $14.48
    End of period                          $14.39          $21.95          $20.69         $17.40          $16.35
  Accumulation units outstanding
  at the end of period                    297,111         406,767         353,272         247,394        143,781

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(183)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.64
    End of period                          $14.48          $10.92
  Accumulation units outstanding
  at the end of period                     14,331            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $31.82          $29.38          $26.27         $25.17          $23.29
    End of period                          $17.89          $31.82          $29.38         $26.27          $25.17
  Accumulation units outstanding
  at the end of period                    304,958         344,018         268,942         228,839         87,285

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $18.14          $22.87
    End of period                          $23.29          $18.14
  Accumulation units outstanding
  at the end of period                     47,233            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $44.42          $38.53          $36.68         $32.68          $28.15
    End of period                          $25.93          $44.42          $38.53         $36.68          $32.68
  Accumulation units outstanding
  at the end of period                    237,140         242,268         206,573         214,543        119,339

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $20.65          $26.56
    End of period                          $28.15          $20.65
  Accumulation units outstanding
  at the end of period                     38,049            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $15.98          $16.11          $13.64         $13.07          $11.53
    End of period                          $9.36           $15.98          $16.11         $13.64          $13.07
  Accumulation units outstanding
  at the end of period                    591,596         678,588         677,882         574,740        190,713

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $9.03           $11.24
    End of period                          $11.53          $9.03
  Accumulation units outstanding
  at the end of period                    103,667            -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.66%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1157)

  Accumulation unit value:
    Beginning of period                    $12.97          $15.52          $14.29           N/A            N/A
    End of period                          $8.20           $12.97          $15.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,313          3,397           13,728           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1157)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1180)

  Accumulation unit value:
    Beginning of period                    $18.63          $17.26          $16.46           N/A            N/A
    End of period                          $10.82          $18.63          $17.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,092          8,898             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1180)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(792)

  Accumulation unit value:
    Beginning of period                    $14.13          $12.41          $11.70         $10.66           N/A
    End of period                          $8.66           $14.13          $12.41         $11.70           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             9,053           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(792)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(1184)

  Accumulation unit value:
    Beginning of period                    $12.62          $11.88          $11.71           N/A            N/A
    End of period                          $8.90           $12.62          $11.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,373             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(1184)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $30.00          $31.16           N/A             N/A            N/A
    End of period                          $16.97          $30.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,599          4,353            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(785)

  Accumulation unit value:
    Beginning of period                    $29.11          $26.98          $26.22         $23.83           N/A
    End of period                          $16.93          $29.11          $26.98         $26.22           N/A
  Accumulation units outstanding
  at the end of period                     13,361          6,615           5,665           3,440           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.68          $10.45           N/A             N/A            N/A
    End of period                          $6.56           $13.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     71,790         106,452           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity
Division(1180)

  Accumulation unit value:
    Beginning of period                    $18.70          $18.90          $18.37           N/A            N/A
    End of period                          $11.21          $18.70          $18.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity
Division(1180)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(597)

  Accumulation unit value:
    Beginning of period                    $25.15          $22.81          $19.32         $19.15          $16.93
    End of period                          $15.27          $25.15          $22.81         $19.32          $19.15
  Accumulation units outstanding
  at the end of period                     6,282           7,131           4,065           4,294          3,711

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.12           N/A             N/A            N/A
    End of period                          $6.24           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,494          65,463           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1170)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.86          $10.42           N/A            N/A
    End of period                          $7.52           $10.88          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             8,494           6,770            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1170)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $8.13            N/A             N/A             N/A            N/A
    End of period                          $7.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,553            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(761)

  Accumulation unit value:
    Beginning of period                    $19.87          $18.88          $18.34         $18.31           N/A
    End of period                          $18.53          $19.87          $18.88         $18.34           N/A
  Accumulation units outstanding
  at the end of period                     15,811          24,833          10,753         20,664           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(761)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1128)

  Accumulation unit value:
    Beginning of period                    $12.96          $12.82          $11.64           N/A            N/A
    End of period                          $8.15           $12.96          $12.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1128)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.51          $10.20           N/A             N/A            N/A
    End of period                          $9.72           $10.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,436           16,342           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(597)

  Accumulation unit value:
    Beginning of period                    $17.14          $15.56          $11.99         $10.28          $8.87
    End of period                          $9.36           $17.14          $15.56         $11.99          $10.28
  Accumulation units outstanding
  at the end of period                     64,789         132,853          59,746         31,565          27,404

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(1161)

  Accumulation unit value:
    Beginning of period                    $16.26          $15.54          $15.50           N/A            N/A
    End of period                          $17.03          $16.26          $15.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                    111,610          31,566          9,162            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(1161)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.09          $10.55           N/A             N/A            N/A
    End of period                          $6.92           $14.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,810          25,313           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(815)

  Accumulation unit value:
    Beginning of period                    $19.56          $20.43          $18.13         $16.18           N/A
    End of period                          $11.75          $19.56          $20.43         $18.13           N/A
  Accumulation units outstanding
  at the end of period                     10,115          19,603          12,150          9,961           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(1170)

  Accumulation unit value:
    Beginning of period                    $15.58          $17.00          $15.73           N/A            N/A
    End of period                          $9.41           $15.58          $17.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,716          12,281          7,534            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(1170)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1404)

  Accumulation unit value:
    Beginning of period                    $9.81           $10.31           N/A             N/A            N/A
    End of period                          $6.15           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    242,623         118,969           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1404)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(612)

  Accumulation unit value:
    Beginning of period                    $11.93          $12.48          $11.30         $11.84          $10.60
    End of period                          $7.60           $11.93          $12.48         $11.30          $11.84
  Accumulation units outstanding
  at the end of period                     79,030         117,430         153,120         68,225          15,652

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(1196)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.26          $11.25           N/A            N/A
    End of period                          $12.02          $11.79          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,841          14,599            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $6.14           $6.37            N/A             N/A            N/A
    End of period                          $3.64           $6.14            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             21,503           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(1171)

  Accumulation unit value:
    Beginning of period                    $10.44          $11.52          $10.96           N/A            N/A
    End of period                          $7.06           $10.44          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             7,217            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(597)

  Accumulation unit value:
    Beginning of period                    $11.15          $11.22          $8.81           $9.49          $9.01
    End of period                          $5.92           $11.15          $11.22          $8.81          $9.49
  Accumulation units outstanding
  at the end of period                    118,059         112,380         193,524         85,725          40,321

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1038)

  Accumulation unit value:
    Beginning of period                    $10.45          $11.80          $10.23           N/A            N/A
    End of period                          $5.20           $10.45          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     84,931         183,991         129,878           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1038)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(741)

  Accumulation unit value:
    Beginning of period                    $9.86           $9.67           $8.41           $8.04           N/A
    End of period                          $6.03           $9.86           $9.67           $8.41           N/A
  Accumulation units outstanding
  at the end of period                     1,496           35,870          5,217           2,487           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(741)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(988)

  Accumulation unit value:
    Beginning of period                    $11.87          $14.60          $12.91           N/A            N/A
    End of period                          $5.76           $11.87          $14.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,248          5,709           9,941            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(988)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(612)

  Accumulation unit value:
    Beginning of period                    $19.01          $17.40          $12.62         $11.65          $9.67
    End of period                          $9.63           $19.01          $17.40         $12.62          $11.65
  Accumulation units outstanding
  at the end of period                     81,239         128,111         132,913         47,955          15,827

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(961)

  Accumulation unit value:
    Beginning of period                    $12.47          $11.78          $11.27         $11.17           N/A
    End of period                          $9.42           $12.47          $11.78         $11.27           N/A
  Accumulation units outstanding
  at the end of period                     9,855             -               -             9,834           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(961)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(961)

  Accumulation unit value:
    Beginning of period                    $20.17          $18.58          $15.04         $14.39           N/A
    End of period                          $11.32          $20.17          $18.58         $15.04           N/A
  Accumulation units outstanding
  at the end of period                     13,357          12,466          12,536          3,815           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(961)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(761)

  Accumulation unit value:
    Beginning of period                    $13.83          $13.87          $11.87         $10.91           N/A
    End of period                          $7.82           $13.83          $13.87         $11.87           N/A
  Accumulation units outstanding
  at the end of period                    970,421        1,068,147        987,942         489,658          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(761)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1187)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.72          $10.37           N/A            N/A
    End of period                          $6.35           $11.97          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                    219,536         155,895          63,254           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1187)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(961)

  Accumulation unit value:
    Beginning of period                    $12.72          $10.86          $10.54         $10.85           N/A
    End of period                          $7.32           $12.72          $10.86         $10.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            10,120           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(961)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1332)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.35           N/A             N/A            N/A
    End of period                          $6.14           $11.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             8,012            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1332)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1060)

  Accumulation unit value:
    Beginning of period                    $36.57          $27.49          $26.66           N/A            N/A
    End of period                          $22.35          $36.57          $27.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,536          36,550          35,402           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(612)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.69          $13.30          $9.85          $8.45
    End of period                          $7.00           $14.14          $13.69         $13.30          $9.85
  Accumulation units outstanding
  at the end of period                     64,446          91,688         114,662         59,168          17,713

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1187)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.19          $10.13           N/A            N/A
    End of period                          $7.13           $10.78          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,177          33,622          29,351           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1187)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(597)

  Accumulation unit value:
    Beginning of period                    $16.03          $15.17          $14.06         $12.76          $11.53
    End of period                          $9.84           $16.03          $15.17         $14.06          $12.76
  Accumulation units outstanding
  at the end of period                     59,639          37,611          28,634         14,153          10,820

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(597)

  Accumulation unit value:
    Beginning of period                    $12.50          $12.12          $10.71         $10.43          $9.82
    End of period                          $7.67           $12.50          $12.12         $10.71          $10.43
  Accumulation units outstanding
  at the end of period                    209,831          17,832          32,097         14,863          12,788

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(612)

  Accumulation unit value:
    Beginning of period                    $18.50          $21.01          $19.51         $18.21          $15.95
    End of period                          $10.91          $18.50          $21.01         $19.51          $18.21
  Accumulation units outstanding
  at the end of period                     37,790          55,270          72,466         40,380          9,890

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(597)

  Accumulation unit value:
    Beginning of period                    $14.92          $15.50          $13.41         $13.08          $11.52
    End of period                          $9.55           $14.92          $15.50         $13.41          $13.08
  Accumulation units outstanding
  at the end of period                     15,031          7,934           11,388          6,190          5,336

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(961)

  Accumulation unit value:
    Beginning of period                    $6.91           $6.13           $5.70           $5.90           N/A
    End of period                          $3.84           $6.91           $6.13           $5.70           N/A
  Accumulation units outstanding
  at the end of period                       -             10,946          48,312         18,619           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(961)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(928)

  Accumulation unit value:
    Beginning of period                    $17.78          $15.13          $15.60         $13.75           N/A
    End of period                          $9.19           $17.78          $15.13         $15.60           N/A
  Accumulation units outstanding
  at the end of period                     62,540          97,731         154,292         21,425           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(928)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.19          $11.96         $10.48           N/A
    End of period                          $8.08           $14.37          $13.19         $11.96           N/A
  Accumulation units outstanding
  at the end of period                    112,361         128,314          42,624            -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1170)

  Accumulation unit value:
    Beginning of period                    $15.11          $14.45          $13.47           N/A            N/A
    End of period                          $8.79           $15.11          $14.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,877          21,562          12,799           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1170)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1774)

  Accumulation unit value:
    Beginning of period                    $7.83            N/A             N/A             N/A            N/A
    End of period                          $4.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,308           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.92          $10.00           N/A             N/A            N/A
    End of period                          $10.34          $10.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,209          33,095           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(710)

  Accumulation unit value:
    Beginning of period                    $14.96          $14.05          $13.81         $13.72          $13.70
    End of period                          $14.77          $14.96          $14.05         $13.81          $13.72
  Accumulation units outstanding
  at the end of period                     94,481         121,673          32,333         23,801          8,955

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.59          $13.97          $12.86         $12.85          $12.50
    End of period                          $9.26           $13.59          $13.97         $12.86          $12.85
  Accumulation units outstanding
  at the end of period                    202,386         148,091         148,844          5,680          15,652

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $16.18           N/A             N/A             N/A            N/A
    End of period                          $10.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,566            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.21            N/A             N/A             N/A            N/A
    End of period                          $6.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     63,855           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.00            N/A             N/A             N/A            N/A
    End of period                          $6.25            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,257           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(815)

  Accumulation unit value:
    Beginning of period                    $16.22          $15.11          $13.29         $11.88           N/A
    End of period                          $9.71           $16.22          $15.11         $13.29           N/A
  Accumulation units outstanding
  at the end of period                    179,081         207,359          90,678         90,678           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(1196)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.16          $11.08           N/A            N/A
    End of period                          $9.89           $11.66          $11.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,306            -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(815)

  Accumulation unit value:
    Beginning of period                    $16.09          $15.05          $13.41         $12.15           N/A
    End of period                          $10.23          $16.09          $15.05         $13.41           N/A
  Accumulation units outstanding
  at the end of period                     29,014          46,827         169,881         52,720           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1016)

  Accumulation unit value:
    Beginning of period                    $12.47          $11.77          $11.07           N/A            N/A
    End of period                          $9.66           $12.47          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1016)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(662)

  Accumulation unit value:
    Beginning of period                    $15.28          $14.30          $12.96         $12.39          $11.51
    End of period                          $10.90          $15.28          $14.30         $12.96          $12.39
  Accumulation units outstanding
  at the end of period                    233,685         233,154         232,959         203,946         90,395

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(662)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(815)

  Accumulation unit value:
    Beginning of period                    $27.49          $26.00          $23.26         $22.03           N/A
    End of period                          $21.43          $27.49          $26.00         $23.26           N/A
  Accumulation units outstanding
  at the end of period                     10,078          22,203          13,693          9,758           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(710)

  Accumulation unit value:
    Beginning of period                    $12.76          $12.39          $12.05         $11.93          $11.93
    End of period                          $12.83          $12.76          $12.39         $12.05          $11.93
  Accumulation units outstanding
  at the end of period                    114,281          17,533          35,395         48,080         156,936

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1170)

  Accumulation unit value:
    Beginning of period                    $21.94          $20.68          $19.67           N/A            N/A
    End of period                          $14.38          $21.94          $20.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,115          7,620           2,153            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1170)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(597)

  Accumulation unit value:
    Beginning of period                    $31.78          $29.35          $26.24         $25.15          $23.53
    End of period                          $17.87          $31.78          $29.35         $26.24          $25.15
  Accumulation units outstanding
  at the end of period                     24,177          39,784          19,103         15,658          13,500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(597)

  Accumulation unit value:
    Beginning of period                    $44.36          $38.48          $36.64         $32.65          $29.28
    End of period                          $25.90          $44.36          $38.48         $36.64          $32.65
  Accumulation units outstanding
  at the end of period                     14,270          11,773          8,808           4,919          4,250

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(1128)

  Accumulation unit value:
    Beginning of period                    $15.96          $16.10          $14.32           N/A            N/A
    End of period                          $9.35           $15.96          $16.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,824          30,263            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(1128)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.67%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(864)

  Accumulation unit value:
    Beginning of period                    $12.97          $15.52          $11.57         $10.91           N/A
    End of period                          $8.20           $12.97          $15.52         $11.57           N/A
  Accumulation units outstanding
  at the end of period                     28,406          17,463          12,732          1,646           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(864)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(924)

  Accumulation unit value:
    Beginning of period                    $18.61          $17.24          $14.30         $13.73           N/A
    End of period                          $10.81          $18.61          $17.24         $14.30           N/A
  Accumulation units outstanding
  at the end of period                     24,638          21,341          6,064            790            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(924)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(714)

  Accumulation unit value:
    Beginning of period                    $14.12          $12.41          $11.70         $11.09          $10.84
    End of period                          $8.66           $14.12          $12.41         $11.70          $11.09
  Accumulation units outstanding
  at the end of period                     26,382          28,468          6,828           2,530            82

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(714)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(603)

  Accumulation unit value:
    Beginning of period                    $15.55          $14.20          $12.61         $11.83          $11.09
    End of period                          $9.22           $15.55          $14.20         $12.61          $11.83
  Accumulation units outstanding
  at the end of period                     13,281          13,385          6,718           2,644          1,243

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(592)

  Accumulation unit value:
    Beginning of period                    $12.61          $11.88          $10.90         $10.07          $9.24
    End of period                          $8.89           $12.61          $11.88         $10.90          $10.07
  Accumulation units outstanding
  at the end of period                     69,421          94,130          84,076         38,582          26,922

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1047)

  Accumulation unit value:
    Beginning of period                    $29.96          $25.26          $24.47           N/A            N/A
    End of period                          $16.95          $29.96          $25.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,868            918             135             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1047)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $8.43            N/A             N/A             N/A            N/A
    End of period                          $4.47            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,666            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1025)

  Accumulation unit value:
    Beginning of period                    $29.07          $26.94          $26.29           N/A            N/A
    End of period                          $16.90          $29.07          $26.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,641           5,819            189             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1025)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.68          $10.77           N/A             N/A            N/A
    End of period                          $6.56           $13.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     51,480          40,292           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.68          $10.79           N/A             N/A            N/A
    End of period                          $6.54           $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,415           3,023            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(990)

  Accumulation unit value:
    Beginning of period                    $18.67          $18.88          $17.63           N/A            N/A
    End of period                          $11.20          $18.67          $18.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      929             356             353             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(990)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(603)

  Accumulation unit value:
    Beginning of period                    $25.12          $22.79          $19.30         $19.14          $16.92
    End of period                          $15.25          $25.12          $22.79         $19.30          $19.14
  Accumulation units outstanding
  at the end of period                     8,830           9,940           4,491           1,738           499

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.18           N/A             N/A            N/A
    End of period                          $6.24           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    291,824         275,217           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.32           N/A             N/A            N/A
    End of period                          $5.78           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,232          6,523            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1104)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.86          $10.01           N/A            N/A
    End of period                          $7.51           $10.87          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,200          72,177          35,960           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.48           N/A             N/A            N/A
    End of period                          $6.02           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,066          1,583            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $11.66          $12.63          $10.91         $10.88           N/A
    End of period                          $7.67           $11.66          $12.63         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     11,086          14,150          5,911           1,244           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(592)

  Accumulation unit value:
    Beginning of period                    $19.85          $18.86          $18.32         $18.15          $16.95
    End of period                          $18.51          $19.85          $18.86         $18.32          $18.15
  Accumulation units outstanding
  at the end of period                     30,873          42,324          32,177         20,908          7,677

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1935)

  Accumulation unit value:
    Beginning of period                    $9.13            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      658             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.96          $12.82          $11.26         $11.14           N/A
    End of period                          $8.15           $12.96          $12.82         $11.26           N/A
  Accumulation units outstanding
  at the end of period                     7,375           6,583           2,379            625            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.20          $9.97            N/A            N/A
    End of period                          $9.72           $10.51          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,502          19,690          3,436            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(603)

  Accumulation unit value:
    Beginning of period                    $17.12          $15.55          $11.98         $10.27          $8.86
    End of period                          $9.35           $17.12          $15.55         $11.98          $10.27
  Accumulation units outstanding
  at the end of period                     40,893          41,207          24,042          6,586          1,830

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(636)

  Accumulation unit value:
    Beginning of period                    $25.00          $23.55          $21.37         $20.47          $16.21
    End of period                          $13.66          $25.00          $23.55         $21.37          $20.47
  Accumulation units outstanding
  at the end of period                     5,343           4,737           4,850           3,401          1,819

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(636)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                    $16.24          $15.52          $15.28         $15.18          $14.66
    End of period                          $17.01          $16.24          $15.52         $15.28          $15.18
  Accumulation units outstanding
  at the end of period                     34,450          7,088           4,865           3,277           434

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $14.09          $10.87          $10.00           N/A            N/A
    End of period                          $6.92           $14.09          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,868          26,948           703             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(606)

  Accumulation unit value:
    Beginning of period                    $19.55          $20.41          $18.11         $16.93          $15.11
    End of period                          $11.73          $19.55          $20.41         $18.11          $16.93
  Accumulation units outstanding
  at the end of period                     24,808          26,275          13,964          8,899          1,358

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(606)

  Accumulation unit value:
    Beginning of period                    $15.56          $16.98          $14.79         $14.37          $13.12
    End of period                          $9.40           $15.56          $16.98         $14.79          $14.37
  Accumulation units outstanding
  at the end of period                     8,978           9,560           9,347           6,032           346

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1356)

  Accumulation unit value:
    Beginning of period                    $9.81           $10.57           N/A             N/A            N/A
    End of period                          $6.15           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     59,994          21,746           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1356)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(592)

  Accumulation unit value:
    Beginning of period                    $11.92          $12.47          $11.30         $11.83          $10.11
    End of period                          $7.59           $11.92          $12.47         $11.30          $11.83
  Accumulation units outstanding
  at the end of period                     86,422          92,291          72,885         68,924          32,401

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(660)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.26          $11.04         $11.03          $10.99
    End of period                          $12.01          $11.78          $11.26         $11.04          $11.03
  Accumulation units outstanding
  at the end of period                     32,250          34,441          25,881          9,298          5,022

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(660)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(757)

  Accumulation unit value:
    Beginning of period                    $6.13           $5.98           $4.47           $4.29           N/A
    End of period                          $3.64           $6.13           $5.98           $4.47           N/A
  Accumulation units outstanding
  at the end of period                     9,028           28,614          7,513             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(733)

  Accumulation unit value:
    Beginning of period                    $10.43          $11.53          $10.35         $10.76          $10.63
    End of period                          $7.04           $10.43          $11.53         $10.35          $10.76
  Accumulation units outstanding
  at the end of period                     1,150             35              31             32              30

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(592)

  Accumulation unit value:
    Beginning of period                    $11.14          $11.22          $8.80           $9.49          $8.84
    End of period                          $5.91           $11.14          $11.22          $8.80          $9.49
  Accumulation units outstanding
  at the end of period                    120,276         110,521         101,910         100,136         38,381

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                    $10.44          $11.80          $10.02           N/A            N/A
    End of period                          $5.20           $10.44          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                    123,298          92,711          38,374           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(762)

  Accumulation unit value:
    Beginning of period                    $9.85           $9.66           $8.40           $8.17           N/A
    End of period                          $6.03           $9.85           $9.66           $8.40           N/A
  Accumulation units outstanding
  at the end of period                     1,401           27,379          6,264           1,535           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(762)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(778)

  Accumulation unit value:
    Beginning of period                    $11.86          $14.59          $12.50         $11.60           N/A
    End of period                          $5.75           $11.86          $14.59         $12.50           N/A
  Accumulation units outstanding
  at the end of period                     26,280          5,165           2,164             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(778)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(592)

  Accumulation unit value:
    Beginning of period                    $19.00          $17.38          $12.62         $11.64          $9.36
    End of period                          $9.62           $19.00          $17.38         $12.62          $11.64
  Accumulation units outstanding
  at the end of period                    114,055         123,825          93,742         74,187          28,490

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(675)

  Accumulation unit value:
    Beginning of period                    $12.46          $11.78          $11.27         $10.65          $10.28
    End of period                          $9.41           $12.46          $11.78         $11.27          $10.65
  Accumulation units outstanding
  at the end of period                     26,258          14,040          9,829           7,786           786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1419)

  Accumulation unit value:
    Beginning of period                    $9.89           $10.30           N/A             N/A            N/A
    End of period                          $6.82           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,359          21,668           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1419)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(592)

  Accumulation unit value:
    Beginning of period                    $20.16          $18.57          $15.03         $13.49          $11.58
    End of period                          $11.31          $20.16          $18.57         $15.03          $13.49
  Accumulation units outstanding
  at the end of period                     55,207          61,885          48,044         28,646          19,662

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                    $13.83          $13.86          $11.86         $10.90          $9.78
    End of period                          $7.82           $13.83          $13.86         $11.86          $10.90
  Accumulation units outstanding
  at the end of period                   1,104,786       1,135,249        506,046         94,623          11,752

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1116)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.71          $9.09            N/A            N/A
    End of period                          $6.35           $11.97          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     79,678          38,402          10,355           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1116)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(757)

  Accumulation unit value:
    Beginning of period                    $12.71          $10.86          $10.54         $10.00           N/A
    End of period                          $7.31           $12.71          $10.86         $10.54           N/A
  Accumulation units outstanding
  at the end of period                     26,243          19,596          7,496           3,903           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1359)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.01           N/A             N/A            N/A
    End of period                          $6.14           $11.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,212          18,067           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1359)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(675)

  Accumulation unit value:
    Beginning of period                    $36.54          $27.47          $23.12         $17.19          $16.67
    End of period                          $22.33          $36.54          $27.47         $23.12          $17.19
  Accumulation units outstanding
  at the end of period                     32,416          28,315          24,975          7,825           500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim
30 Division(1927)

  Accumulation unit value:
    Beginning of period                    $8.58            N/A             N/A             N/A            N/A
    End of period                          $9.56            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      259             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim
30 Division(1927)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(592)

  Accumulation unit value:
    Beginning of period                    $14.13          $13.68          $13.29          $9.84          $8.32
    End of period                          $7.00           $14.13          $13.68         $13.29          $9.84
  Accumulation units outstanding
  at the end of period                     73,808          73,560          71,982         67,904          28,971

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $10.78          $10.50           N/A             N/A            N/A
    End of period                          $7.13           $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,660           1,780            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(592)

  Accumulation unit value:
    Beginning of period                    $16.02          $15.16          $14.05         $12.76          $11.39
    End of period                          $9.83           $16.02          $15.16         $14.05          $12.76
  Accumulation units outstanding
  at the end of period                     49,052          50,752          43,229         34,629          23,021

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(596)

  Accumulation unit value:
    Beginning of period                    $12.50          $12.12          $10.70         $10.43          $9.77
    End of period                          $7.66           $12.50          $12.12         $10.70          $10.43
  Accumulation units outstanding
  at the end of period                     75,078          64,423          56,678         24,955          17,933

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1377)

  Accumulation unit value:
    Beginning of period                    $8.83           $9.09            N/A             N/A            N/A
    End of period                          $6.06           $8.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,368          15,039           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1377)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(603)

  Accumulation unit value:
    Beginning of period                    $18.49          $20.99          $19.50         $18.20          $16.02
    End of period                          $10.90          $18.49          $20.99         $19.50          $18.20
  Accumulation units outstanding
  at the end of period                     45,591          43,272          32,675         31,442          10,963

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(603)

  Accumulation unit value:
    Beginning of period                    $14.91          $15.49          $13.41         $13.08          $11.50
    End of period                          $9.54           $14.91          $15.49         $13.41          $13.08
  Accumulation units outstanding
  at the end of period                     38,928          33,270          26,859         11,500          7,120

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(687)

  Accumulation unit value:
    Beginning of period                    $6.90           $6.13           $5.70           $5.66          $5.14
    End of period                          $3.84           $6.90           $6.13           $5.70          $5.66
  Accumulation units outstanding
  at the end of period                     18,499          21,653          6,744           8,239           555

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(706)

  Accumulation unit value:
    Beginning of period                    $17.77          $15.12          $15.59         $11.42          $10.69
    End of period                          $9.19           $17.77          $15.12         $15.59          $11.42
  Accumulation units outstanding
  at the end of period                    117,691         122,683          84,684         31,354          1,300

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(803)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.19          $11.95         $11.07           N/A
    End of period                          $8.08           $14.36          $13.19         $11.95           N/A
  Accumulation units outstanding
  at the end of period                     88,807          96,575          75,769         18,693           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(803)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $15.11          $14.45          $12.56         $11.23          $9.70
    End of period                          $8.79           $15.11          $14.45         $12.56          $11.23
  Accumulation units outstanding
  at the end of period                     22,171          25,650          12,016          4,740          2,553

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1778)

  Accumulation unit value:
    Beginning of period                    $7.85            N/A             N/A             N/A            N/A
    End of period                          $4.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,480            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1778)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.91          $10.00           N/A             N/A            N/A
    End of period                          $10.33          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,085          14,883           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(592)

  Accumulation unit value:
    Beginning of period                    $14.95          $14.04          $13.80         $13.71          $13.16
    End of period                          $14.76          $14.95          $14.04         $13.80          $13.71
  Accumulation units outstanding
  at the end of period                    115,332          98,381          46,479         25,883          12,325

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                    $21.47          $24.81           N/A             N/A            N/A
    End of period                          $12.56          $21.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      440             504             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.58          $13.96          $12.85         $12.84          $12.49
    End of period                          $9.25           $13.58          $13.96         $12.85          $12.84
  Accumulation units outstanding
  at the end of period                     28,654          32,993          18,083          5,851          4,601

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1801)

  Accumulation unit value:
    Beginning of period                    $10.62           N/A             N/A             N/A            N/A
    End of period                          $5.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      322             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1801)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1801)

  Accumulation unit value:
    Beginning of period                    $10.51           N/A             N/A             N/A            N/A
    End of period                          $6.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      302             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1801)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $13.32           N/A             N/A             N/A            N/A
    End of period                          $10.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      288             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1926)

  Accumulation unit value:
    Beginning of period                    $6.56            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,056            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1926)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1456)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.40           N/A             N/A            N/A
    End of period                          $6.67           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    193,076          7,326            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.11           N/A             N/A            N/A
    End of period                          $6.88           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,166          3,847            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.48          $10.56           N/A             N/A            N/A
    End of period                          $6.27           $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,448             27             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.53          $10.47           N/A             N/A            N/A
    End of period                          $7.60           $10.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,515          10,414           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.50          $10.46           N/A             N/A            N/A
    End of period                          $6.74           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,180          11,561           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.03            N/A             N/A             N/A            N/A
    End of period                          $7.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,787            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.25            N/A             N/A             N/A            N/A
    End of period                          $6.25            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,793            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(653)

  Accumulation unit value:
    Beginning of period                    $16.21          $15.10          $13.28         $12.45          $11.11
    End of period                          $9.70           $16.21          $15.10         $13.28          $12.45
  Accumulation units outstanding
  at the end of period                     54,774          64,257          22,973         23,902          25,641

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(653)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(720)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.15          $10.52         $10.31          $10.20
    End of period                          $9.89           $11.66          $11.15         $10.52          $10.31
  Accumulation units outstanding
  at the end of period                     79,019          25,224          9,885           6,200          1,358

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(720)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(590)

  Accumulation unit value:
    Beginning of period                    $16.07          $15.04          $13.40         $12.68          $11.64
    End of period                          $10.22          $16.07          $15.04         $13.40          $12.68
  Accumulation units outstanding
  at the end of period                    122,245         102,615          51,324         34,329          4,880

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(733)

  Accumulation unit value:
    Beginning of period                    $12.47          $11.77          $10.84         $10.50          $10.44
    End of period                          $9.66           $12.47          $11.77         $10.84          $10.50
  Accumulation units outstanding
  at the end of period                    206,846         103,418          76,085         13,409            39

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(590)

  Accumulation unit value:
    Beginning of period                    $15.27          $14.29          $12.95         $12.38          $11.48
    End of period                          $10.89          $15.27          $14.29         $12.95          $12.38
  Accumulation units outstanding
  at the end of period                    195,445         100,233          70,564         40,581          13,699

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.63          $11.33           N/A             N/A            N/A
    End of period                          $7.99           $11.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,759           9,097            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.79          $10.90           N/A             N/A            N/A
    End of period                          $7.73           $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,091           5,707            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.94          $12.07           N/A             N/A            N/A
    End of period                          $7.55           $11.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              132             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.11          $11.05           N/A             N/A            N/A
    End of period                          $8.95           $11.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,184            159             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.07            N/A             N/A             N/A            N/A
    End of period                          $6.37            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,408            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(596)

  Accumulation unit value:
    Beginning of period                    $27.45          $25.97          $23.24         $22.44          $20.77
    End of period                          $21.40          $27.45          $25.97         $23.24          $22.44
  Accumulation units outstanding
  at the end of period                     39,894          20,750          19,311         17,285          8,396

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(606)

  Accumulation unit value:
    Beginning of period                    $12.75          $12.38          $12.04         $11.92          $11.96
    End of period                          $12.81          $12.75          $12.38         $12.04          $11.92
  Accumulation units outstanding
  at the end of period                    203,225          98,508          54,916          7,252          5,223

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(603)

  Accumulation unit value:
    Beginning of period                    $21.93          $20.68          $17.39         $16.34          $14.94
    End of period                          $14.37          $21.93          $20.68         $17.39          $16.34
  Accumulation units outstanding
  at the end of period                     14,294          15,233          7,959           7,344           543

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(645)

  Accumulation unit value:
    Beginning of period                    $31.74          $29.31          $26.21         $25.13          $22.30
    End of period                          $17.84          $31.74          $29.31         $26.21          $25.13
  Accumulation units outstanding
  at the end of period                     27,787          18,401          15,285          7,143          3,444

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(645)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                    $44.31          $38.44          $36.60         $32.62          $29.23
    End of period                          $25.86          $44.31          $38.44         $36.60          $32.62
  Accumulation units outstanding
  at the end of period                     17,376          12,459          6,308           3,669          2,017

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(592)

  Accumulation unit value:
    Beginning of period                    $15.95          $16.09          $13.63         $13.05          $11.62
    End of period                          $9.34           $15.95          $16.09         $13.63          $13.05
  Accumulation units outstanding
  at the end of period                     40,551          46,534          40,438         35,868          22,643

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.695%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(855)

  Accumulation unit value:
    Beginning of period                    $12.96          $15.51          $11.57         $10.73           N/A
    End of period                          $8.19           $12.96          $15.51         $11.57           N/A
  Accumulation units outstanding
  at the end of period                       -             3,306           4,883           1,134           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(193)

  Accumulation unit value:
    Beginning of period                    $18.55          $17.19          $14.26         $13.10          $11.46
    End of period                          $10.77          $18.55          $17.19         $14.26          $13.10
  Accumulation units outstanding
  at the end of period                       -             18,391          13,010          9,999          9,102

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(193)

  Accumulation unit value:
    Beginning of period                    $9.07           $8.40
    End of period                          $11.46          $9.07
  Accumulation units outstanding
  at the end of period                     23,345          4,606






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(162)

  Accumulation unit value:
    Beginning of period                    $14.10          $12.39          $11.68         $11.08          $10.25
    End of period                          $8.64           $14.10          $12.39         $11.68          $11.08
  Accumulation units outstanding
  at the end of period                       -             58,389          28,334         31,674          31,964

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(162)

  Accumulation unit value:
    Beginning of period                    $8.02           $8.29
    End of period                          $10.25          $8.02
  Accumulation units outstanding
  at the end of period                     19,686           547

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(188)

  Accumulation unit value:
    Beginning of period                    $15.53          $14.18          $12.60         $11.82          $11.25
    End of period                          $9.20           $15.53          $14.18         $12.60          $11.82
  Accumulation units outstanding
  at the end of period                       -             5,024           3,611           8,462          8,806

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(188)

  Accumulation unit value:
    Beginning of period                    $8.26           $8.14
    End of period                          $11.25          $8.26
  Accumulation units outstanding
  at the end of period                     22,109           457






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(193)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.86          $10.88         $10.05          $9.35
    End of period                          $8.87           $12.58          $11.86         $10.88          $10.05
  Accumulation units outstanding
  at the end of period                       -             27,878          34,658         35,609          38,408

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(193)

  Accumulation unit value:
    Beginning of period                    $8.36           $8.19
    End of period                          $9.35           $8.36
  Accumulation units outstanding
  at the end of period                     35,100          2,363

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(738)

  Accumulation unit value:
    Beginning of period                    $29.87          $25.18          $22.60         $22.38           N/A
    End of period                          $16.89          $29.87          $25.18         $22.60           N/A
  Accumulation units outstanding
  at the end of period                       -             3,741            639             539            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(193)

  Accumulation unit value:
    Beginning of period                    $28.98          $26.87          $26.12         $25.38          $23.12
    End of period                          $16.85          $28.98          $26.87         $26.12          $25.38
  Accumulation units outstanding
  at the end of period                       -             3,044           21,551         61,573          84,545

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(193)

  Accumulation unit value:
    Beginning of period                    $17.36          $16.60
    End of period                          $23.12          $17.36
  Accumulation units outstanding
  at the end of period                     32,533           687






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.68          $10.20           N/A             N/A            N/A
    End of period                          $6.56           $13.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             12,368           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.68          $10.65           N/A             N/A            N/A
    End of period                          $6.54           $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,160            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(130)

  Accumulation unit value:
    Beginning of period                    $18.62          $18.83          $17.05         $16.77          $16.05
    End of period                          $11.16          $18.62          $18.83         $17.05          $16.77
  Accumulation units outstanding
  at the end of period                       -             10,668          15,369         15,016          13,912

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(130)

  Accumulation unit value:
    Beginning of period                    $13.10          $15.38
    End of period                          $16.05          $13.10
  Accumulation units outstanding
  at the end of period                     26,683           743

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(130)

  Accumulation unit value:
    Beginning of period                    $25.05          $22.73          $19.25         $19.10          $16.35
    End of period                          $15.20          $25.05          $22.73         $19.25          $19.10
  Accumulation units outstanding
  at the end of period                       -             9,900           10,738         11,135          14,530

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(130)

  Accumulation unit value:
    Beginning of period                    $11.88          $14.64
    End of period                          $16.35          $11.88
  Accumulation units outstanding
  at the end of period                     13,624          2,173






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.00           N/A             N/A            N/A
    End of period                          $6.23           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,252            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.90           $9.80            N/A             N/A            N/A
    End of period                          $5.78           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              672             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.86          $10.01           N/A            N/A
    End of period                          $7.51           $10.87          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,403           2,329            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.86           $9.90            N/A             N/A            N/A
    End of period                          $6.02           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,592            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                    $11.65          $12.62          $10.91         $10.17           N/A
    End of period                          $7.66           $11.65          $12.62         $10.91           N/A
  Accumulation units outstanding
  at the end of period                       -             1,464           4,022           2,188           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(233)

  Accumulation unit value:
    Beginning of period                    $19.78          $18.81          $18.27         $18.11          $17.23
    End of period                          $18.44          $19.78          $18.81         $18.27          $18.11
  Accumulation units outstanding
  at the end of period                       -             33,614          30,187         27,865          29,560

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(233)

  Accumulation unit value:
    Beginning of period                    $15.43          $15.18
    End of period                          $17.23          $15.43
  Accumulation units outstanding
  at the end of period                     22,229           248






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                    $12.95          $12.82          $11.26         $10.26           N/A
    End of period                          $8.14           $12.95          $12.82         $11.26           N/A
  Accumulation units outstanding
  at the end of period                       -             4,368           4,619           2,514           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(837)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.19          $10.00           N/A            N/A
    End of period                          $9.71           $10.51          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             22,482          11,809           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(329)

  Accumulation unit value:
    Beginning of period                    $17.08          $15.52          $11.96         $10.26          $8.51
    End of period                          $9.32           $17.08          $15.52         $11.96          $10.26
  Accumulation units outstanding
  at the end of period                       -             46,286          64,821         65,979          80,872

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(329)

  Accumulation unit value:
    Beginning of period                    $6.42            N/A
    End of period                          $8.51            N/A
  Accumulation units outstanding
  at the end of period                     27,118           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(334)

  Accumulation unit value:
    Beginning of period                    $24.93          $23.48          $21.32         $20.42          $17.60
    End of period                          $13.61          $24.93          $23.48         $21.32          $20.42
  Accumulation units outstanding
  at the end of period                       -             7,302           3,319           3,258          3,260

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(334)

  Accumulation unit value:
    Beginning of period                    $14.48           N/A
    End of period                          $17.60           N/A
  Accumulation units outstanding
  at the end of period                     2,662            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(180)

  Accumulation unit value:
    Beginning of period                    $16.18          $15.48          $15.24         $15.15          $14.83
    End of period                          $16.95          $16.18          $15.48         $15.24          $15.15
  Accumulation units outstanding
  at the end of period                       -             16,218          34,973         34,904          32,264

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(180)

  Accumulation unit value:
    Beginning of period                    $14.91          $14.72
    End of period                          $14.83          $14.91
  Accumulation units outstanding
  at the end of period                     32,462          9,075






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.08          $10.69           N/A             N/A            N/A
    End of period                          $6.92           $14.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             15,220           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(162)

  Accumulation unit value:
    Beginning of period                    $19.50          $20.36          $18.08         $16.90          $13.78
    End of period                          $11.70          $19.50          $20.36         $18.08          $16.90
  Accumulation units outstanding
  at the end of period                       -             20,581          20,012         21,373          23,906

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(162)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.89
    End of period                          $13.78          $10.87
  Accumulation units outstanding
  at the end of period                     15,188          2,042






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(162)

  Accumulation unit value:
    Beginning of period                    $15.53          $16.95          $14.76         $14.34          $12.64
    End of period                          $9.38           $15.53          $16.95         $14.76          $14.34
  Accumulation units outstanding
  at the end of period                       -             12,341          18,744         26,326          29,275

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(162)

  Accumulation unit value:
    Beginning of period                    $9.26           $9.39
    End of period                          $12.64          $9.26
  Accumulation units outstanding
  at the end of period                     32,613          4,088

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1432)

  Accumulation unit value:
    Beginning of period                    $9.81           $10.30           N/A             N/A            N/A
    End of period                          $6.15           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              971             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1432)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(145)

  Accumulation unit value:
    Beginning of period                    $11.89          $12.45          $11.28         $11.82          $9.86
    End of period                          $7.57           $11.89          $12.45         $11.28          $11.82
  Accumulation units outstanding
  at the end of period                       -             85,651         144,909         161,322        158,695

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(145)

  Accumulation unit value:
    Beginning of period                    $7.55           $8.69
    End of period                          $9.86           $7.55
  Accumulation units outstanding
  at the end of period                    132,240          15,874

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(145)

  Accumulation unit value:
    Beginning of period                    $11.77          $11.25          $11.04         $11.02          $10.81
    End of period                          $12.00          $11.77          $11.25         $11.04          $11.02
  Accumulation units outstanding
  at the end of period                       -             46,625          46,868         62,678          62,777

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(145)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.19
    End of period                          $10.81          $10.68
  Accumulation units outstanding
  at the end of period                     45,830          1,049






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(494)

  Accumulation unit value:
    Beginning of period                    $6.12           $5.97           $4.46           $4.49          $4.06
    End of period                          $3.63           $6.12           $5.97           $4.46          $4.49
  Accumulation units outstanding
  at the end of period                       -             2,507            877             881            885

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(505)

  Accumulation unit value:
    Beginning of period                    $10.41          $11.50          $10.31         $10.74          $9.88
    End of period                          $7.03           $10.41          $11.50         $10.31          $10.74
  Accumulation units outstanding
  at the end of period                       -              491            2,958           2,943          1,461

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(505)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(145)

  Accumulation unit value:
    Beginning of period                    $11.12          $11.20          $8.79           $9.48          $9.37
    End of period                          $5.90           $11.12          $11.20          $8.79          $9.48
  Accumulation units outstanding
  at the end of period                       -            134,588         224,241         262,789        244,868

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(145)

  Accumulation unit value:
    Beginning of period                    $7.58           $8.09
    End of period                          $9.37           $7.58
  Accumulation units outstanding
  at the end of period                    210,557          16,361

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.44          $11.80          $10.00           N/A            N/A
    End of period                          $5.20           $10.44          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             55,326          41,269           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(165)

  Accumulation unit value:
    Beginning of period                    $9.83           $9.64           $8.39           $8.19          $7.48
    End of period                          $6.01           $9.83           $9.64           $8.39          $8.19
  Accumulation units outstanding
  at the end of period                       -             25,134          47,257         48,569          52,783

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(165)

  Accumulation unit value:
    Beginning of period                    $5.90           $5.90
    End of period                          $7.48           $5.90
  Accumulation units outstanding
  at the end of period                     84,635          1,422

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(494)

  Accumulation unit value:
    Beginning of period                    $11.83          $14.57          $12.48         $11.96          $10.72
    End of period                          $5.74           $11.83          $14.57         $12.48          $11.96
  Accumulation units outstanding
  at the end of period                       -             1,024           2,954           2,785          5,843

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(145)

  Accumulation unit value:
    Beginning of period                    $18.96          $17.35          $12.60         $11.63          $9.23
    End of period                          $9.60           $18.96          $17.35         $12.60          $11.63
  Accumulation units outstanding
  at the end of period                       -             99,110         139,183         152,178        143,946

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(145)

  Accumulation unit value:
    Beginning of period                    $7.05           $8.16
    End of period                          $9.23           $7.05
  Accumulation units outstanding
  at the end of period                    119,126          12,655






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(494)

  Accumulation unit value:
    Beginning of period                    $12.43          $11.76          $11.25         $10.63          $10.48
    End of period                          $9.39           $12.43          $11.76         $11.25          $10.63
  Accumulation units outstanding
  at the end of period                       -             6,478           8,183          19,676          10,873

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(145)

  Accumulation unit value:
    Beginning of period                    $20.13          $18.55          $15.02         $13.48          $11.48
    End of period                          $11.30          $20.13          $18.55         $15.02          $13.48
  Accumulation units outstanding
  at the end of period                       -             35,083          55,374         46,859          55,137

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(145)

  Accumulation unit value:
    Beginning of period                    $8.50           $9.88
    End of period                          $11.48          $8.50
  Accumulation units outstanding
  at the end of period                     49,748          2,091

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(714)

  Accumulation unit value:
    Beginning of period                    $13.82          $13.86          $11.86         $10.90          $10.56
    End of period                          $7.81           $13.82          $13.86         $11.86          $10.90
  Accumulation units outstanding
  at the end of period                       -            277,495         378,863         207,362         42,869

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(714)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1210)

  Accumulation unit value:
    Beginning of period                    $11.96          $10.71          $10.84           N/A            N/A
    End of period                          $6.34           $11.96          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,281           1,845            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1210)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(717)

  Accumulation unit value:
    Beginning of period                    $12.70          $10.85          $10.54         $10.83          $10.78
    End of period                          $7.30           $12.70          $10.85         $10.54          $10.83
  Accumulation units outstanding
  at the end of period                       -             4,480           5,590           4,532           186

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1402)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.17           N/A             N/A            N/A
    End of period                          $6.14           $11.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,165            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1402)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(494)

  Accumulation unit value:
    Beginning of period                    $36.47          $27.42          $23.09         $17.17          $13.25
    End of period                          $22.28          $36.47          $27.42         $23.09          $17.17
  Accumulation units outstanding
  at the end of period                       -             20,180          28,531         13,621          9,011

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $14.10          $13.65          $13.27          $9.83          $8.50
    End of period                          $6.98           $14.10          $13.65         $13.27          $9.83
  Accumulation units outstanding
  at the end of period                       -            110,256         150,443         164,092        168,827

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $7.27           $9.67
    End of period                          $8.50           $7.27
  Accumulation units outstanding
  at the end of period                    170,841          14,635






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.18          $10.06           N/A            N/A
    End of period                          $7.12           $10.77          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,356            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(145)

  Accumulation unit value:
    Beginning of period                    $16.00          $15.14          $14.04         $12.75          $11.20
    End of period                          $9.82           $16.00          $15.14         $14.04          $12.75
  Accumulation units outstanding
  at the end of period                       -             48,603          65,018         65,890          82,441

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(145)

  Accumulation unit value:
    Beginning of period                    $8.47           $9.19
    End of period                          $11.20          $8.47
  Accumulation units outstanding
  at the end of period                     82,009          6,475






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(145)

  Accumulation unit value:
    Beginning of period                    $12.48          $12.10          $10.70         $10.42          $9.63
    End of period                          $7.65           $12.48          $12.10         $10.70          $10.42
  Accumulation units outstanding
  at the end of period                       -            122,970         152,235         184,776        292,287

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(145)

  Accumulation unit value:
    Beginning of period                    $7.67           $8.29
    End of period                          $9.63           $7.67
  Accumulation units outstanding
  at the end of period                    191,504          2,379

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(145)

  Accumulation unit value:
    Beginning of period                    $18.45          $20.96          $19.47         $18.18          $16.42
    End of period                          $10.87          $18.45          $20.96         $19.47          $18.18
  Accumulation units outstanding
  at the end of period                       -             46,826          79,032         88,897          84,424

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(145)

  Accumulation unit value:
    Beginning of period                    $11.28          $12.63
    End of period                          $16.42          $11.28
  Accumulation units outstanding
  at the end of period                     77,369          8,969

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(145)

  Accumulation unit value:
    Beginning of period                    $14.89          $15.48          $13.40         $13.07          $11.32
    End of period                          $9.53           $14.89          $15.48         $13.40          $13.07
  Accumulation units outstanding
  at the end of period                       -             51,030          59,866         60,661          70,404

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(145)

  Accumulation unit value:
    Beginning of period                    $7.89           $8.98
    End of period                          $11.32          $7.89
  Accumulation units outstanding
  at the end of period                     72,873          4,666






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $6.89           $6.12           $5.69           $5.65          $5.94
    End of period                          $3.83           $6.89           $6.12           $5.69          $5.65
  Accumulation units outstanding
  at the end of period                       -             2,571           3,034          18,061          9,646

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                    $17.76          $15.12          $15.59         $11.42          $10.46
    End of period                          $9.18           $17.76          $15.12         $15.59          $11.42
  Accumulation units outstanding
  at the end of period                       -             43,575          48,384         48,519           613

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                    $14.35          $13.18          $11.95         $11.07          $10.14
    End of period                          $8.07           $14.35          $13.18         $11.95          $11.07
  Accumulation units outstanding
  at the end of period                       -             19,336          57,987         48,913          9,354

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $15.08          $14.42          $12.54         $11.22          $9.67
    End of period                          $8.77           $15.08          $14.42         $12.54          $11.22
  Accumulation units outstanding
  at the end of period                       -             22,377          27,287         28,775          24,011

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $6.56            N/A
    End of period                          $9.67            N/A
  Accumulation units outstanding
  at the end of period                     22,146           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.91          $10.26           N/A             N/A            N/A
    End of period                          $10.33          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             10,701           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(127)

  Accumulation unit value:
    Beginning of period                    $14.91          $14.01          $13.77         $13.69          $13.33
    End of period                          $14.72          $14.91          $14.01         $13.77          $13.69
  Accumulation units outstanding
  at the end of period                       -            101,654          73,793         78,198          76,729

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(127)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.39
    End of period                          $13.33          $12.94
  Accumulation units outstanding
  at the end of period                     71,048          10,638






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(188)

  Accumulation unit value:
    Beginning of period                    $21.40          $23.47          $20.99         $19.63          $17.66
    End of period                          $12.52          $21.40          $23.47         $20.99          $19.63
  Accumulation units outstanding
  at the end of period                       -             1,194           2,506           2,590          1,986

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(188)

  Accumulation unit value:
    Beginning of period                    $14.12          $14.00
    End of period                          $17.66          $14.12
  Accumulation units outstanding
  at the end of period                     19,307           266

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.54          $13.93          $12.82         $12.82          $12.47
    End of period                          $9.22           $13.54          $13.93         $12.82          $12.82
  Accumulation units outstanding
  at the end of period                       -             47,462          38,829         35,977          60,525

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(193)

  Accumulation unit value:
    Beginning of period                    $20.50          $22.09          $19.88         $19.27          $17.86
    End of period                          $10.64          $20.50          $22.09         $19.88          $19.27
  Accumulation units outstanding
  at the end of period                       -             17,718          20,132         22,480          25,840

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(193)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.38
    End of period                          $17.86          $14.58
  Accumulation units outstanding
  at the end of period                     12,393           529

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(228)

  Accumulation unit value:
    Beginning of period                    $16.17          $15.06          $13.26         $12.43          $11.23
    End of period                          $9.67           $16.17          $15.06         $13.26          $12.43
  Accumulation units outstanding
  at the end of period                       -             79,956         107,620         99,579         133,412

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(228)

  Accumulation unit value:
    Beginning of period                    $9.00           $9.13
    End of period                          $11.23          $9.00
  Accumulation units outstanding
  at the end of period                     70,746          1,028






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                    $11.65          $11.15          $10.51         $10.31          $9.96
    End of period                          $9.88           $11.65          $11.15         $10.51          $10.31
  Accumulation units outstanding
  at the end of period                       -             48,686          5,160           3,785          1,904

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(130)

  Accumulation unit value:
    Beginning of period                    $16.04          $15.01          $13.37         $12.66          $11.56
    End of period                          $10.19          $16.04          $15.01         $13.37          $12.66
  Accumulation units outstanding
  at the end of period                       -            220,766         367,662         425,413        503,505

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(130)

  Accumulation unit value:
    Beginning of period                    $9.65           $10.68
    End of period                          $11.56          $9.65
  Accumulation units outstanding
  at the end of period                    392,227          51,499






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(716)

  Accumulation unit value:
    Beginning of period                    $12.46          $11.76          $10.84         $10.50          $10.34
    End of period                          $9.65           $12.46          $11.76         $10.84          $10.50
  Accumulation units outstanding
  at the end of period                       -             7,132           2,584           1,028          1,031

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(716)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $15.23          $14.26          $12.93         $12.36          $11.47
    End of period                          $10.86          $15.23          $14.26         $12.93          $12.36
  Accumulation units outstanding
  at the end of period                       -            159,500         170,831         175,144        170,263

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.11
    End of period                          $11.47          $9.91
  Accumulation units outstanding
  at the end of period                    168,563          23,395






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(130)

  Accumulation unit value:
    Beginning of period                    $27.37          $25.90          $23.17         $22.38          $20.53
    End of period                          $21.33          $27.37          $25.90         $23.17          $22.38
  Accumulation units outstanding
  at the end of period                       -             47,315          49,908         55,443          66,934

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(130)

  Accumulation unit value:
    Beginning of period                    $17.18          $18.38
    End of period                          $20.53          $17.18
  Accumulation units outstanding
  at the end of period                     41,585          2,145






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(228)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.34          $12.01         $11.89          $12.00
    End of period                          $12.77          $12.71          $12.34         $12.01          $11.89
  Accumulation units outstanding
  at the end of period                       -             94,862          46,449         27,399          21,190

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(228)

  Accumulation unit value:
    Beginning of period                    $12.15          $12.16
    End of period                          $12.00          $12.15
  Accumulation units outstanding
  at the end of period                     32,472          9,956

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(302)

  Accumulation unit value:
    Beginning of period                    $21.90          $20.65          $17.37         $16.34          $14.48
    End of period                          $14.35          $21.90          $20.65         $17.37          $16.34
  Accumulation units outstanding
  at the end of period                       -             13,992          18,001         21,217          19,798

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(302)

  Accumulation unit value:
    Beginning of period                    $10.66           N/A
    End of period                          $14.48           N/A
  Accumulation units outstanding
  at the end of period                     13,516           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(233)

  Accumulation unit value:
    Beginning of period                    $31.64          $29.23          $26.15         $25.07          $23.20
    End of period                          $17.78          $31.64          $29.23         $26.15          $25.07
  Accumulation units outstanding
  at the end of period                       -             30,797          39,091         44,732          47,811

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(233)

  Accumulation unit value:
    Beginning of period                    $18.08          $18.72
    End of period                          $23.20          $18.08
  Accumulation units outstanding
  at the end of period                     28,132           422

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(130)

  Accumulation unit value:
    Beginning of period                    $44.17          $38.33          $36.50         $32.54          $28.04
    End of period                          $25.78          $44.17          $38.33         $36.50          $32.54
  Accumulation units outstanding
  at the end of period                       -             19,188          22,103         20,873          29,980

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(130)

  Accumulation unit value:
    Beginning of period                    $20.58          $24.94
    End of period                          $28.04          $20.58
  Accumulation units outstanding
  at the end of period                     24,980          1,373






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(174)

  Accumulation unit value:
    Beginning of period                    $15.92          $16.06          $13.61         $13.04          $11.51
    End of period                          $9.32           $15.92          $16.06         $13.61          $13.04
  Accumulation units outstanding
  at the end of period                       -             85,188          63,046         64,795          97,255

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(174)

  Accumulation unit value:
    Beginning of period                    $9.01           $9.43
    End of period                          $11.51          $9.01
  Accumulation units outstanding
  at the end of period                     58,381          4,004

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.70%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(838)

  Accumulation unit value:
    Beginning of period                    $12.96          $15.51          $11.57         $10.22           N/A
    End of period                          $8.19           $12.96          $15.51         $11.57           N/A
  Accumulation units outstanding
  at the end of period                    140,256         116,028         139,380         30,633           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(183)

  Accumulation unit value:
    Beginning of period                    $18.54          $17.18          $14.25         $13.10          $11.45
    End of period                          $10.77          $18.54          $17.18         $14.25          $13.10
  Accumulation units outstanding
  at the end of period                     90,702         104,191          84,746         61,775          38,985

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(183)

  Accumulation unit value:
    Beginning of period                    $9.06           $9.40
    End of period                          $11.45          $9.06
  Accumulation units outstanding
  at the end of period                     17,968          5,498






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(127)

  Accumulation unit value:
    Beginning of period                    $14.10          $12.39          $11.68         $11.08          $10.25
    End of period                          $8.64           $14.10          $12.39         $11.68          $11.08
  Accumulation units outstanding
  at the end of period                    215,312         186,549         160,033         152,528        141,306

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(127)

  Accumulation unit value:
    Beginning of period                    $8.01           $9.51
    End of period                          $10.25          $8.01
  Accumulation units outstanding
  at the end of period                     41,266          6,740

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(85)

  Accumulation unit value:
    Beginning of period                    $15.52          $14.18          $12.60         $11.82          $11.25
    End of period                          $9.20           $15.52          $14.18         $12.60          $11.82
  Accumulation units outstanding
  at the end of period                     61,631          57,086          57,368         72,209          56,399

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(85)

  Accumulation unit value:
    Beginning of period                    $8.26           $11.20
    End of period                          $11.25          $8.26
  Accumulation units outstanding
  at the end of period                     28,339          5,948






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(71)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.85          $10.88         $10.05          $9.34
    End of period                          $8.87           $12.58          $11.85         $10.88          $10.05
  Accumulation units outstanding
  at the end of period                    239,372         204,098         214,147         168,377        122,734

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(71)

  Accumulation unit value:
    Beginning of period                    $8.36           $9.22
    End of period                          $9.34           $8.36
  Accumulation units outstanding
  at the end of period                     57,287          17,956

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(598)

  Accumulation unit value:
    Beginning of period                    $29.85          $25.17          $22.59         $22.55          $20.13
    End of period                          $16.88          $29.85          $25.17         $22.59          $22.55
  Accumulation units outstanding
  at the end of period                     58,358          41,683          24,565         24,719          4,077

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $8.75            N/A             N/A             N/A            N/A
    End of period                          $4.47            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    129,324           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(55)

  Accumulation unit value:
    Beginning of period                    $28.97          $26.86          $26.12         $25.38          $23.12
    End of period                          $16.84          $28.97          $26.86         $26.12          $25.38
  Accumulation units outstanding
  at the end of period                     38,347          47,044          34,295         36,312          29,322

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(55)

  Accumulation unit value:
    Beginning of period                    $17.36          $23.53
    End of period                          $23.12          $17.36
  Accumulation units outstanding
  at the end of period                     13,009          4,212






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.68          $11.34           N/A             N/A            N/A
    End of period                          $6.56           $13.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    262,621         172,485           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.68          $10.24           N/A             N/A            N/A
    End of period                          $6.54           $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,244          10,686           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(55)

  Accumulation unit value:
    Beginning of period                    $18.61          $18.83          $17.04         $16.77          $16.41
    End of period                          $11.16          $18.61          $18.83         $17.04          $16.77
  Accumulation units outstanding
  at the end of period                     61,803          42,558          40,916         46,003          46,004

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(55)

  Accumulation unit value:
    Beginning of period                    $13.10          $16.36
    End of period                          $16.41          $13.10
  Accumulation units outstanding
  at the end of period                     13,491          5,136

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(80)

  Accumulation unit value:
    Beginning of period                    $25.04          $22.72          $19.24         $19.09          $16.35
    End of period                          $15.19          $25.04          $22.72         $19.24          $19.09
  Accumulation units outstanding
  at the end of period                     93,706          90,763         157,707         93,072          40,531

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(80)

  Accumulation unit value:
    Beginning of period                    $11.88          $16.53
    End of period                          $16.35          $11.88
  Accumulation units outstanding
  at the end of period                     16,463          14,218






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.00           N/A             N/A            N/A
    End of period                          $6.23           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    363,091         407,983           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.01           N/A             N/A            N/A
    End of period                          $5.78           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,572          38,525           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.86          $9.94            N/A            N/A
    End of period                          $7.51           $10.87          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                    259,321         154,918          73,313           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.08           N/A             N/A            N/A
    End of period                          $6.02           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    105,602          48,477           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $11.65          $12.62          $10.91         $10.38           N/A
    End of period                          $7.66           $11.65          $12.62         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     72,082          40,480          32,974         10,778           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(132)

  Accumulation unit value:
    Beginning of period                    $19.77          $18.79          $18.26         $18.10          $17.22
    End of period                          $18.43          $19.77          $18.79         $18.26          $18.10
  Accumulation units outstanding
  at the end of period                    235,191         203,894         258,678         232,675        117,781

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(132)

  Accumulation unit value:
    Beginning of period                    $15.43          $14.78
    End of period                          $17.22          $15.43
  Accumulation units outstanding
  at the end of period                     57,226          5,277






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,390            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.95          $12.81          $11.26         $10.46           N/A
    End of period                          $8.14           $12.95          $12.81         $11.26           N/A
  Accumulation units outstanding
  at the end of period                    195,612         138,619          38,424         17,079           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.50          $10.19          $10.00           N/A            N/A
    End of period                          $9.71           $10.50          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     97,078          56,156          15,023           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(237)

  Accumulation unit value:
    Beginning of period                    $17.07          $15.51          $11.95         $10.25          $8.51
    End of period                          $9.32           $17.07          $15.51         $11.95          $10.25
  Accumulation units outstanding
  at the end of period                    228,432         361,470         355,942         225,353        106,070

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(237)

  Accumulation unit value:
    Beginning of period                    $6.21           $6.35
    End of period                          $8.51           $6.21
  Accumulation units outstanding
  at the end of period                     24,117          1,502






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(146)

  Accumulation unit value:
    Beginning of period                    $24.91          $23.47          $21.30         $20.41          $17.59
    End of period                          $13.60          $24.91          $23.47         $21.30          $20.41
  Accumulation units outstanding
  at the end of period                     29,112          36,126          22,919         19,672          25,577

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(146)

  Accumulation unit value:
    Beginning of period                    $13.19          $14.26
    End of period                          $17.59          $13.19
  Accumulation units outstanding
  at the end of period                     9,073            582

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $16.17          $15.47          $15.24         $15.14          $14.83
    End of period                          $16.94          $16.17          $15.47         $15.24          $15.14
  Accumulation units outstanding
  at the end of period                    314,499         125,259         107,362         123,611         83,122

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $14.91          $13.74
    End of period                          $14.83          $14.91
  Accumulation units outstanding
  at the end of period                     63,990          17,862






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                    $14.08          $10.87          $10.07           N/A            N/A
    End of period                          $6.92           $14.08          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                    267,351         165,527          69,446           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(85)

  Accumulation unit value:
    Beginning of period                    $19.49          $20.36          $18.07         $16.89          $13.78
    End of period                          $11.69          $19.49          $20.36         $18.07          $16.89
  Accumulation units outstanding
  at the end of period                    206,610         210,844         203,470         213,843        117,716

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(85)

  Accumulation unit value:
    Beginning of period                    $10.87          $13.37
    End of period                          $13.78          $10.87
  Accumulation units outstanding
  at the end of period                     29,904          11,098






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $15.52          $16.94          $14.75         $14.34          $12.64
    End of period                          $9.37           $15.52          $16.94         $14.75          $14.34
  Accumulation units outstanding
  at the end of period                    127,262         132,256         136,296         151,416        113,442

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $9.26           $11.22
    End of period                          $12.64          $9.26
  Accumulation units outstanding
  at the end of period                     37,535          11,809

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1350)

  Accumulation unit value:
    Beginning of period                    $9.81           $10.44           N/A             N/A            N/A
    End of period                          $6.15           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,161          48,591           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $11.89          $12.44          $11.28         $11.81          $9.86
    End of period                          $7.57           $11.89          $12.44         $11.28          $11.81
  Accumulation units outstanding
  at the end of period                    871,913         845,436        1,085,386       1,094,639       737,111

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $7.55           $9.65
    End of period                          $9.86           $7.55
  Accumulation units outstanding
  at the end of period                    277,602          25,467

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(119)

  Accumulation unit value:
    Beginning of period                    $11.77          $11.25          $11.04         $11.02          $10.82
    End of period                          $11.99          $11.77          $11.25         $11.04          $11.02
  Accumulation units outstanding
  at the end of period                    498,216         503,170         519,487         444,931        280,223

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(119)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.99
    End of period                          $10.82          $10.68
  Accumulation units outstanding
  at the end of period                     69,681          5,947






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(477)

  Accumulation unit value:
    Beginning of period                    $6.12           $5.97           $4.46           $4.49          $3.88
    End of period                          $3.63           $6.12           $5.97           $4.46          $4.49
  Accumulation units outstanding
  at the end of period                     65,671         178,208         226,970         53,153          33,777

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(477)

  Accumulation unit value:
    Beginning of period                    $3.64            N/A
    End of period                          $3.88            N/A
  Accumulation units outstanding
  at the end of period                     6,911            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(477)

  Accumulation unit value:
    Beginning of period                    $10.41          $11.49          $10.30         $10.74          $9.92
    End of period                          $7.03           $10.41          $11.49         $10.30          $10.74
  Accumulation units outstanding
  at the end of period                     27,654          23,374          35,682         38,533          35,742

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(477)

  Accumulation unit value:
    Beginning of period                    $9.62            N/A
    End of period                          $9.92            N/A
  Accumulation units outstanding
  at the end of period                     2,617            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $11.11          $11.19          $8.79           $9.47          $9.37
    End of period                          $5.90           $11.11          $11.19          $8.79          $9.47
  Accumulation units outstanding
  at the end of period                   1,159,182       1,163,209       1,322,392       1,254,953      1,061,128

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $7.58           $9.25
    End of period                          $9.37           $7.58
  Accumulation units outstanding
  at the end of period                    349,028          28,172

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.44          $11.80          $10.00           N/A            N/A
    End of period                          $5.20           $10.44          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                    244,988         287,675         203,503           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(85)

  Accumulation unit value:
    Beginning of period                    $9.83           $9.64           $8.39           $8.18          $7.48
    End of period                          $6.01           $9.83           $9.64           $8.39          $8.18
  Accumulation units outstanding
  at the end of period                    146,132         170,870         173,524         165,233        172,443

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(85)

  Accumulation unit value:
    Beginning of period                    $5.90           $7.88
    End of period                          $7.48           $5.90
  Accumulation units outstanding
  at the end of period                     88,530          22,441

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $11.83          $14.56          $12.48         $11.96          $10.72
    End of period                          $5.74           $11.83          $14.56         $12.48          $11.96
  Accumulation units outstanding
  at the end of period                    125,344          47,423          68,693         51,832          46,388

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $10.39           N/A
    End of period                          $10.72           N/A
  Accumulation units outstanding
  at the end of period                     2,423            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $18.95          $17.35          $12.59         $11.62          $9.23
    End of period                          $9.59           $18.95          $17.35         $12.59          $11.62
  Accumulation units outstanding
  at the end of period                   1,002,971        915,528        1,045,142        990,713        659,497

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $7.05           $8.93
    End of period                          $9.23           $7.05
  Accumulation units outstanding
  at the end of period                    241,400          15,413






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $12.43          $11.75          $11.25         $10.63          $10.45
    End of period                          $9.38           $12.43          $11.75         $11.25          $10.63
  Accumulation units outstanding
  at the end of period                    148,330         127,057         127,273         123,721        107,859

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A
    End of period                          $10.45           N/A
  Accumulation units outstanding
  at the end of period                     2,474            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1351)

  Accumulation unit value:
    Beginning of period                    $9.89           $10.28           N/A             N/A            N/A
    End of period                          $6.82           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    170,968          35,307           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1351)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(119)

  Accumulation unit value:
    Beginning of period                    $20.13          $18.55          $15.02         $13.49          $11.48
    End of period                          $11.30          $20.13          $18.55         $15.02          $13.49
  Accumulation units outstanding
  at the end of period                    516,861         479,696         555,699         483,043        317,955

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(119)

  Accumulation unit value:
    Beginning of period                    $8.50           $10.66
    End of period                          $11.48          $8.50
  Accumulation units outstanding
  at the end of period                     53,668          14,043

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                    $13.82          $13.86          $11.86         $10.90          $9.72
    End of period                          $7.81           $13.82          $13.86         $11.86          $10.90
  Accumulation units outstanding
  at the end of period                   3,179,092       3,754,688       3,582,280       2,031,465       167,871

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                    $11.96          $10.71          $9.82            N/A            N/A
    End of period                          $6.34           $11.96          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                    236,134         185,200         113,333           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                    $12.70          $10.85          $10.54         $10.83          $9.85
    End of period                          $7.30           $12.70          $10.85         $10.54          $10.83
  Accumulation units outstanding
  at the end of period                     87,391         123,026         108,424         81,270          12,870

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1347)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.46           N/A             N/A            N/A
    End of period                          $6.14           $11.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,347          35,888           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1347)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $36.45          $27.41          $23.08         $17.16          $13.09
    End of period                          $22.27          $36.45          $27.41         $23.08          $17.16
  Accumulation units outstanding
  at the end of period                    128,789         165,413         137,306         115,812         88,964

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $12.54           N/A
    End of period                          $13.09           N/A
  Accumulation units outstanding
  at the end of period                     2,007            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.65          $13.26          $9.83          $8.50
    End of period                          $6.98           $14.09          $13.65         $13.26          $9.83
  Accumulation units outstanding
  at the end of period                    928,427         898,001        1,025,586       1,022,473       771,336

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $7.27           $9.81
    End of period                          $8.50           $7.27
  Accumulation units outstanding
  at the end of period                    294,861          13,413






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.18          $9.58            N/A            N/A
    End of period                          $7.12           $10.77          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,658           3,498           1,502            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(119)

  Accumulation unit value:
    Beginning of period                    $16.00          $15.14          $14.04         $12.75          $11.20
    End of period                          $9.82           $16.00          $15.14         $14.04          $12.75
  Accumulation units outstanding
  at the end of period                    535,267         500,535         579,162         487,124        367,456

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(119)

  Accumulation unit value:
    Beginning of period                    $8.47           $10.70
    End of period                          $11.20          $8.47
  Accumulation units outstanding
  at the end of period                     86,603          12,927






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(83)

  Accumulation unit value:
    Beginning of period                    $12.48          $12.10          $10.69         $10.42          $9.63
    End of period                          $7.65           $12.48          $12.10         $10.69          $10.42
  Accumulation units outstanding
  at the end of period                   1,256,977       1,085,655       1,189,812       1,080,434       664,455

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(83)

  Accumulation unit value:
    Beginning of period                    $7.66           $10.02
    End of period                          $9.63           $7.66
  Accumulation units outstanding
  at the end of period                    201,966          49,124

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1323)

  Accumulation unit value:
    Beginning of period                    $8.83           $10.11           N/A             N/A            N/A
    End of period                          $6.06           $8.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,971          14,361           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1323)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $18.44          $20.95          $19.46         $18.17          $16.42
    End of period                          $10.87          $18.44          $20.95         $19.46          $18.17
  Accumulation units outstanding
  at the end of period                    593,539         482,593         546,473         539,705        388,958

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $11.28          $15.13
    End of period                          $16.42          $11.28
  Accumulation units outstanding
  at the end of period                    137,763          9,301

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(119)

  Accumulation unit value:
    Beginning of period                    $14.89          $15.47          $13.39         $13.07          $11.32
    End of period                          $9.53           $14.89          $15.47         $13.39          $13.07
  Accumulation units outstanding
  at the end of period                    471,877         451,282         504,542         464,401        335,267

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(119)

  Accumulation unit value:
    Beginning of period                    $7.89           $10.42
    End of period                          $11.32          $7.89
  Accumulation units outstanding
  at the end of period                     80,310          9,013






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $6.89           $6.12           $5.69           $5.65          $5.68
    End of period                          $3.83           $6.89           $6.12           $5.69          $5.65
  Accumulation units outstanding
  at the end of period                     69,845         118,371         147,075         103,401         78,647

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $5.45            N/A
    End of period                          $5.68            N/A
  Accumulation units outstanding
  at the end of period                     4,619            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                    $17.75          $15.11          $15.59         $11.42          $9.76
    End of period                          $9.17           $17.75          $15.11         $15.59          $11.42
  Accumulation units outstanding
  at the end of period                    590,065         557,068         590,022         458,423         46,078

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                    $14.35          $13.18          $11.95         $11.07          $9.76
    End of period                          $8.07           $14.35          $13.18         $11.95          $11.07
  Accumulation units outstanding
  at the end of period                    330,598         489,578         572,382         408,637         49,555

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(55)

  Accumulation unit value:
    Beginning of period                    $15.07          $14.42          $12.54         $11.21          $9.67
    End of period                          $8.76           $15.07          $14.42         $12.54          $11.21
  Accumulation units outstanding
  at the end of period                    188,386         187,568         205,092         207,186        191,468

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(55)

  Accumulation unit value:
    Beginning of period                    $7.00           $8.87
    End of period                          $9.67           $7.00
  Accumulation units outstanding
  at the end of period                     29,716          22,855






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1783)

  Accumulation unit value:
    Beginning of period                    $9.11            N/A             N/A             N/A            N/A
    End of period                          $4.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      378             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1783)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1772)

  Accumulation unit value:
    Beginning of period                    $7.89            N/A             N/A             N/A            N/A
    End of period                          $4.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    168,747           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.91          $10.03           N/A             N/A            N/A
    End of period                          $10.33          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    350,529          71,413           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $14.90          $14.00          $13.77         $13.68          $13.33
    End of period                          $14.71          $14.90          $14.00         $13.77          $13.68
  Accumulation units outstanding
  at the end of period                    926,482         730,156         606,900         528,417        278,834

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.30
    End of period                          $13.33          $12.94
  Accumulation units outstanding
  at the end of period                    170,296          81,007






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(80)

  Accumulation unit value:
    Beginning of period                    $21.39          $23.46          $20.98         $19.62          $17.65
    End of period                          $12.51          $21.39          $23.46         $20.98          $19.62
  Accumulation units outstanding
  at the end of period                     12,994          13,263          13,794         11,082          8,016

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(80)

  Accumulation unit value:
    Beginning of period                    $14.11          $18.25
    End of period                          $17.65          $14.11
  Accumulation units outstanding
  at the end of period                     4,835           3,491

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.54          $13.92          $12.81         $12.82          $12.47
    End of period                          $9.22           $13.54          $13.92         $12.81          $12.82
  Accumulation units outstanding
  at the end of period                    311,477         311,540         394,646         346,727        302,067

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1812)

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,435           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1812)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(53)

  Accumulation unit value:
    Beginning of period                    $20.48          $22.08          $19.87         $19.26          $17.85
    End of period                          $10.63          $20.48          $22.08         $19.87          $19.26
  Accumulation units outstanding
  at the end of period                     52,940          33,884          42,103         44,195          37,620

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(53)

  Accumulation unit value:
    Beginning of period                    $14.58          $17.79
    End of period                          $17.85          $14.58
  Accumulation units outstanding
  at the end of period                     15,931          2,639

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1900)

  Accumulation unit value:
    Beginning of period                    $8.74            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,317            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.77            N/A             N/A             N/A            N/A
    End of period                          $6.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    141,244           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.89            N/A             N/A            N/A
    End of period                          $6.88           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     95,099           136             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.48          $10.45           N/A             N/A            N/A
    End of period                          $6.26           $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,253           281             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.53          $10.15           N/A             N/A            N/A
    End of period                          $7.60           $10.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,084          4,927            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.50          $10.11           N/A             N/A            N/A
    End of period                          $6.73           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    185,625          37,698           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.76           $9.74            N/A             N/A            N/A
    End of period                          $7.11           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    117,460           138             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.92           $9.93            N/A             N/A            N/A
    End of period                          $6.25           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    112,874           135             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(80)

  Accumulation unit value:
    Beginning of period                    $16.16          $15.06          $13.25         $12.43          $11.22
    End of period                          $9.67           $16.16          $15.06         $13.25          $12.43
  Accumulation units outstanding
  at the end of period                    689,181         629,926         624,707         716,600        742,983

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(80)

  Accumulation unit value:
    Beginning of period                    $9.00           $11.30
    End of period                          $11.22          $9.00
  Accumulation units outstanding
  at the end of period                     91,417          54,036






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(697)

  Accumulation unit value:
    Beginning of period                    $11.65          $11.15          $10.51         $10.31          $10.09
    End of period                          $9.88           $11.65          $11.15         $10.51          $10.31
  Accumulation units outstanding
  at the end of period                    335,531         263,918         186,865         195,691         75,180

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $16.03          $15.00          $13.37         $12.65          $11.55
    End of period                          $10.19          $16.03          $15.00         $13.37          $12.65
  Accumulation units outstanding
  at the end of period                   1,630,899       1,377,383       1,610,658       1,734,250      1,508,475

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $9.65           $10.96
    End of period                          $11.55          $9.65
  Accumulation units outstanding
  at the end of period                    536,724         145,834






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(675)

  Accumulation unit value:
    Beginning of period                    $12.46          $11.76          $10.84         $10.50          $10.00
    End of period                          $9.64           $12.46          $11.76         $10.84          $10.50
  Accumulation units outstanding
  at the end of period                    695,950         676,546         658,946         583,596         43,635

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $15.23          $14.25          $12.92         $12.35          $11.47
    End of period                          $10.85          $15.23          $14.25         $12.92          $12.35
  Accumulation units outstanding
  at the end of period                   1,573,386       1,438,424       1,477,397       1,352,590       845,092

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.81
    End of period                          $11.47          $9.91
  Accumulation units outstanding
  at the end of period                    351,796         101,162






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1078)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.82          $9.95            N/A            N/A
    End of period                          $7.98           $11.62          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,012          19,720           742             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.79          $11.90           N/A             N/A            N/A
    End of period                          $7.73           $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,276           2,925            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.93          $11.35           N/A             N/A            N/A
    End of period                          $7.54           $11.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,078           10,995           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.57          $9.97            N/A            N/A
    End of period                          $8.94           $11.11          $10.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,312           13,980          10,145           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1464)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.04           N/A             N/A            N/A
    End of period                          $6.36           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     98,809           134             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(85)

  Accumulation unit value:
    Beginning of period                    $27.35          $25.88          $23.16         $22.37          $20.52
    End of period                          $21.32          $27.35          $25.88         $23.16          $22.37
  Accumulation units outstanding
  at the end of period                    277,919         241,380         250,128         251,275        149,906

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(85)

  Accumulation unit value:
    Beginning of period                    $17.17          $18.36
    End of period                          $20.52          $17.17
  Accumulation units outstanding
  at the end of period                     46,180          28,301






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(80)

  Accumulation unit value:
    Beginning of period                    $12.68          $12.31          $11.98         $11.87          $11.98
    End of period                          $12.74          $12.68          $12.31         $11.98          $11.87
  Accumulation units outstanding
  at the end of period                    967,214         464,964         230,251         141,087         77,098

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(80)

  Accumulation unit value:
    Beginning of period                    $12.13          $12.19
    End of period                          $11.98          $12.13
  Accumulation units outstanding
  at the end of period                     90,558         119,519

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(260)

  Accumulation unit value:
    Beginning of period                    $21.89          $20.65          $17.37         $16.33          $14.48
    End of period                          $14.35          $21.89          $20.65         $17.37          $16.33
  Accumulation units outstanding
  at the end of period                    118,408         112,037         109,992         69,883          46,918

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(260)

  Accumulation unit value:
    Beginning of period                    $10.44           N/A
    End of period                          $14.48           N/A
  Accumulation units outstanding
  at the end of period                     17,117           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $31.62          $29.21          $26.13         $25.05          $23.19
    End of period                          $17.77          $31.62          $29.21         $26.13          $25.05
  Accumulation units outstanding
  at the end of period                    204,603         182,022         120,494         113,843         88,660

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $18.07          $22.71
    End of period                          $23.19          $18.07
  Accumulation units outstanding
  at the end of period                     26,241          3,238

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $44.14          $38.31          $36.48         $32.52          $28.03
    End of period                          $25.76          $44.14          $38.31         $36.48          $32.52
  Accumulation units outstanding
  at the end of period                    186,377         165,165         148,364         142,408         95,024

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $20.57          $25.34
    End of period                          $28.03          $20.57
  Accumulation units outstanding
  at the end of period                     29,647          3,919






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(53)

  Accumulation unit value:
    Beginning of period                    $15.92          $16.05          $13.60         $13.04          $11.51
    End of period                          $9.31           $15.92          $16.05         $13.60          $13.04
  Accumulation units outstanding
  at the end of period                    416,108         384,917         393,439         370,934        273,630

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(53)

  Accumulation unit value:
    Beginning of period                    $9.01           $10.74
    End of period                          $11.51          $9.01
  Accumulation units outstanding
  at the end of period                     85,597          28,736

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.71%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(822)

  Accumulation unit value:
    Beginning of period                    $12.96          $15.51          $11.57         $10.07           N/A
    End of period                          $8.19           $12.96          $15.51         $11.57           N/A
  Accumulation units outstanding
  at the end of period                    125,081         107,922         233,891         61,130           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(822)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $18.52          $17.16          $14.24         $13.08          $11.44
    End of period                          $10.75          $18.52          $17.16         $14.24          $13.08
  Accumulation units outstanding
  at the end of period                    152,297         296,556         228,604         192,135        168,545

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $9.06           $11.58
    End of period                          $11.44          $9.06
  Accumulation units outstanding
  at the end of period                    173,933          83,070






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $14.09          $12.38          $11.68         $11.08          $10.24
    End of period                          $8.63           $14.09          $12.38         $11.68          $11.08
  Accumulation units outstanding
  at the end of period                    362,080         487,548         438,661         473,388        521,740

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $8.01           $9.92
    End of period                          $10.24          $8.01
  Accumulation units outstanding
  at the end of period                    283,276         107,372

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(106)

  Accumulation unit value:
    Beginning of period                    $15.51          $14.17          $12.59         $11.81          $11.25
    End of period                          $9.19           $15.51          $14.17         $12.59          $11.81
  Accumulation units outstanding
  at the end of period                    105,030         165,173         196,670         244,031        252,679

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(106)

  Accumulation unit value:
    Beginning of period                    $8.26           $10.97
    End of period                          $11.25          $8.26
  Accumulation units outstanding
  at the end of period                    235,990          99,897






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $12.57          $11.84          $10.87         $10.05          $9.34
    End of period                          $8.86           $12.57          $11.84         $10.87          $10.05
  Accumulation units outstanding
  at the end of period                    341,266         378,661         392,608         364,560        357,235

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $8.35           $9.07
    End of period                          $9.34           $8.35
  Accumulation units outstanding
  at the end of period                    240,159          96,057

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(586)

  Accumulation unit value:
    Beginning of period                    $29.81          $25.14          $22.57         $22.53          $20.20
    End of period                          $16.86          $29.81          $25.14         $22.57          $22.53
  Accumulation units outstanding
  at the end of period                     40,186          47,220          8,801           6,789          2,096

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1455)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.10           N/A             N/A            N/A
    End of period                          $4.47           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,880           3,548            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $28.93          $26.82          $26.08         $25.35          $23.09
    End of period                          $16.81          $28.93          $26.82         $26.08          $25.35
  Accumulation units outstanding
  at the end of period                     68,992          82,188          54,368         78,952         114,531

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $17.34          $21.72
    End of period                          $23.09          $17.34
  Accumulation units outstanding
  at the end of period                     73,433          16,236






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.67          $10.00           N/A             N/A            N/A
    End of period                          $6.56           $13.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    265,761         439,668           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.67          $9.85            N/A             N/A            N/A
    End of period                          $6.54           $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     66,201          9,736            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(106)

  Accumulation unit value:
    Beginning of period                    $18.59          $18.80          $17.02         $16.75          $16.03
    End of period                          $11.14          $18.59          $18.80         $17.02          $16.75
  Accumulation units outstanding
  at the end of period                    101,687         134,764         205,372         227,035        265,234

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(106)

  Accumulation unit value:
    Beginning of period                    $13.09          $16.27
    End of period                          $16.03          $13.09
  Accumulation units outstanding
  at the end of period                    214,467          98,238

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(107)

  Accumulation unit value:
    Beginning of period                    $25.01          $22.70          $19.23         $19.08          $16.33
    End of period                          $15.17          $25.01          $22.70         $19.23          $19.08
  Accumulation units outstanding
  at the end of period                    122,177         158,220         132,333         129,325        165,210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(107)

  Accumulation unit value:
    Beginning of period                    $11.87          $16.58
    End of period                          $16.33          $11.87
  Accumulation units outstanding
  at the end of period                     96,168          72,682






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.00           N/A             N/A            N/A
    End of period                          $6.23           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    383,616         500,758           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.90           $9.63            N/A             N/A            N/A
    End of period                          $5.78           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,435          33,167           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1077)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.85          $9.87            N/A            N/A
    End of period                          $7.51           $10.87          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                    325,171         286,674          59,989           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1077)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.86           $9.95            N/A             N/A            N/A
    End of period                          $6.02           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     64,171          69,586           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(830)

  Accumulation unit value:
    Beginning of period                    $11.64          $12.62          $10.91          $9.95           N/A
    End of period                          $7.65           $11.64          $12.62         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     56,926          68,638          84,694         33,737           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $19.74          $18.77          $18.24         $18.08          $17.20
    End of period                          $18.41          $19.74          $18.77         $18.24          $18.08
  Accumulation units outstanding
  at the end of period                    261,359         446,046         378,196         340,828        330,189

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $15.41          $14.88
    End of period                          $17.20          $15.41
  Accumulation units outstanding
  at the end of period                    305,592          68,312






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1901)

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,909            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(825)

  Accumulation unit value:
    Beginning of period                    $12.95          $12.81          $11.26         $10.21           N/A
    End of period                          $8.13           $12.95          $12.81         $11.26           N/A
  Accumulation units outstanding
  at the end of period                     67,720          79,156         100,454         66,979           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(825)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.50          $10.19          $10.00           N/A            N/A
    End of period                          $9.71           $10.50          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     98,366         268,806          94,331           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(207)

  Accumulation unit value:
    Beginning of period                    $17.06          $15.50          $11.94         $10.25          $8.51
    End of period                          $9.31           $17.06          $15.50         $11.94          $10.25
  Accumulation units outstanding
  at the end of period                    306,226         602,110         695,228         508,374        423,661

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(207)

  Accumulation unit value:
    Beginning of period                    $6.21           $5.88
    End of period                          $8.51           $6.21
  Accumulation units outstanding
  at the end of period                    170,252          11,507






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $24.88          $23.44          $21.28         $20.39          $17.58
    End of period                          $13.59          $24.88          $23.44         $21.28          $20.39
  Accumulation units outstanding
  at the end of period                     56,600          69,522          39,130         44,555          50,921

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $13.18          $16.88
    End of period                          $17.58          $13.18
  Accumulation units outstanding
  at the end of period                     60,414          20,669

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $16.15          $15.45          $15.22         $15.12          $14.82
    End of period                          $16.92          $16.15          $15.45         $15.22          $15.12
  Accumulation units outstanding
  at the end of period                   1,146,931        401,593         357,249         393,552        429,398

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.83
    End of period                          $14.82          $14.90
  Accumulation units outstanding
  at the end of period                    403,991         475,440






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $14.08          $10.87          $9.98            N/A            N/A
    End of period                          $6.91           $14.08          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                    227,490         297,231          42,969           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(108)

  Accumulation unit value:
    Beginning of period                    $19.47          $20.34          $18.06         $16.88          $13.77
    End of period                          $11.68          $19.47          $20.34         $18.06          $16.88
  Accumulation units outstanding
  at the end of period                    261,592         359,260         425,726         482,589        519,863

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(108)

  Accumulation unit value:
    Beginning of period                    $10.87          $13.19
    End of period                          $13.77          $10.87
  Accumulation units outstanding
  at the end of period                    310,074         142,885






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $15.50          $16.92          $14.74         $14.33          $12.63
    End of period                          $9.36           $15.50          $16.92         $14.74          $14.33
  Accumulation units outstanding
  at the end of period                    192,410         275,187         391,313         475,422        610,104

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $9.26           $12.25
    End of period                          $12.63          $9.26
  Accumulation units outstanding
  at the end of period                    486,671         225,127

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                    $9.81           $10.21           N/A             N/A            N/A
    End of period                          $6.15           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     77,059          10,084           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $11.87          $12.43          $11.27         $11.81          $9.85
    End of period                          $7.56           $11.87          $12.43         $11.27          $11.81
  Accumulation units outstanding
  at the end of period                    876,806        1,276,995       1,607,603       1,939,048      2,192,073

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $7.55           $9.57
    End of period                          $9.85           $7.55
  Accumulation units outstanding
  at the end of period                   1,670,335        665,655

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(107)

  Accumulation unit value:
    Beginning of period                    $11.75          $11.23          $11.03         $11.01          $10.81
    End of period                          $11.98          $11.75          $11.23         $11.03          $11.01
  Accumulation units outstanding
  at the end of period                    417,600         588,497         527,783         591,935        663,190

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(107)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.97
    End of period                          $10.81          $10.68
  Accumulation units outstanding
  at the end of period                    375,960         210,570






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(496)

  Accumulation unit value:
    Beginning of period                    $6.11           $5.96           $4.46           $4.49          $4.12
    End of period                          $3.63           $6.11           $5.96           $4.46          $4.49
  Accumulation units outstanding
  at the end of period                     95,280         244,862         130,652         55,415         218,541

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(496)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(487)

  Accumulation unit value:
    Beginning of period                    $10.40          $11.48          $10.30         $10.73          $9.83
    End of period                          $7.02           $10.40          $11.48         $10.30          $10.73
  Accumulation units outstanding
  at the end of period                     45,527          37,239          21,163         28,428          23,442

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(487)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(107)

  Accumulation unit value:
    Beginning of period                    $11.10          $11.18          $8.78           $9.47          $9.36
    End of period                          $5.89           $11.10          $11.18          $8.78          $9.47
  Accumulation units outstanding
  at the end of period                   1,119,650       1,735,035       2,234,665       2,237,748      2,517,375

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(107)

  Accumulation unit value:
    Beginning of period                    $7.57           $9.09
    End of period                          $9.36           $7.57
  Accumulation units outstanding
  at the end of period                   1,869,664        661,018

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $10.44          $11.80          $10.04           N/A            N/A
    End of period                          $5.19           $10.44          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                    277,506         334,423         522,586           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(109)

  Accumulation unit value:
    Beginning of period                    $9.82           $9.63           $8.38           $8.18          $7.48
    End of period                          $6.00           $9.82           $9.63           $8.38          $8.18
  Accumulation units outstanding
  at the end of period                    270,773         305,511         353,635         384,109       1,125,896

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(109)

  Accumulation unit value:
    Beginning of period                    $5.89           $7.15
    End of period                          $7.48           $5.89
  Accumulation units outstanding
  at the end of period                    972,745         570,485

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $11.82          $14.55          $12.47         $11.95          $10.71
    End of period                          $5.73           $11.82          $14.55         $12.47          $11.95
  Accumulation units outstanding
  at the end of period                    142,258          94,161         132,500         127,926         45,061

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $10.50           N/A
    End of period                          $10.71           N/A
  Accumulation units outstanding
  at the end of period                      827             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $18.93          $17.33          $12.58         $11.62          $9.22
    End of period                          $9.58           $18.93          $17.33         $12.58          $11.62
  Accumulation units outstanding
  at the end of period                    963,413        1,518,120       1,840,403       1,994,538      2,219,288

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $7.05           $8.83
    End of period                          $9.22           $7.05
  Accumulation units outstanding
  at the end of period                   1,440,513        510,581






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.74          $11.24         $10.62          $10.45
    End of period                          $9.37           $12.42          $11.74         $11.24          $10.62
  Accumulation units outstanding
  at the end of period                    159,925         140,141         148,527         260,127         64,134

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $10.27           N/A
    End of period                          $10.45           N/A
  Accumulation units outstanding
  at the end of period                     1,701            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1309)

  Accumulation unit value:
    Beginning of period                    $9.89           $10.17           N/A             N/A            N/A
    End of period                          $6.82           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,806          12,594           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(107)

  Accumulation unit value:
    Beginning of period                    $20.11          $18.53          $15.01         $13.48          $11.47
    End of period                          $11.28          $20.11          $18.53         $15.01          $13.48
  Accumulation units outstanding
  at the end of period                    476,378         730,343         807,368         760,814        747,452

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(107)

  Accumulation unit value:
    Beginning of period                    $8.50           $10.42
    End of period                          $11.47          $8.50
  Accumulation units outstanding
  at the end of period                    428,583         167,453

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                    $13.81          $13.85          $11.86         $10.90          $9.92
    End of period                          $7.80           $13.81          $13.85         $11.86          $10.90
  Accumulation units outstanding
  at the end of period                   1,727,941       2,531,790       2,504,806       2,192,356       323,902

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1060)

  Accumulation unit value:
    Beginning of period                    $11.96          $10.71          $10.00           N/A            N/A
    End of period                          $6.34           $11.96          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                    205,170         149,614          30,687           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                    $12.70          $10.85          $10.53         $10.83          $10.00
    End of period                          $7.30           $12.70          $10.85         $10.53          $10.83
  Accumulation units outstanding
  at the end of period                     51,109         111,186          36,362         113,401         60,916

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1314)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.14           N/A             N/A            N/A
    End of period                          $6.14           $11.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     83,024         109,016           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(491)

  Accumulation unit value:
    Beginning of period                    $36.42          $27.39          $23.06         $17.15          $13.17
    End of period                          $22.25          $36.42          $27.39         $23.06          $17.15
  Accumulation units outstanding
  at the end of period                    165,067         276,552         280,724         284,665        247,879

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(491)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $14.08          $13.64          $13.25          $9.82          $8.49
    End of period                          $6.97           $14.08          $13.64         $13.25          $9.82
  Accumulation units outstanding
  at the end of period                    953,713        1,364,571       1,770,036       2,201,886      2,212,276

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $7.26           $9.65
    End of period                          $8.49           $7.26
  Accumulation units outstanding
  at the end of period                   1,645,470        528,998






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.18          $9.78            N/A            N/A
    End of period                          $7.12           $10.77          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,108          16,810          17,441           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(107)

  Accumulation unit value:
    Beginning of period                    $15.98          $15.13          $14.03         $12.75          $11.20
    End of period                          $9.81           $15.98          $15.13         $14.03          $12.75
  Accumulation units outstanding
  at the end of period                    496,702         679,794         741,678         784,435        897,902

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(107)

  Accumulation unit value:
    Beginning of period                    $8.47           $10.70
    End of period                          $11.20          $8.47
  Accumulation units outstanding
  at the end of period                    619,976         216,340






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(107)

  Accumulation unit value:
    Beginning of period                    $12.47          $12.09          $10.69         $10.42          $9.63
    End of period                          $7.64           $12.47          $12.09         $10.69          $10.42
  Accumulation units outstanding
  at the end of period                   1,039,798       1,215,318       1,534,293       1,689,436      1,952,718

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(107)

  Accumulation unit value:
    Beginning of period                    $7.66           $9.48
    End of period                          $9.63           $7.66
  Accumulation units outstanding
  at the end of period                   1,371,856        405,146

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1314)

  Accumulation unit value:
    Beginning of period                    $8.83           $10.19           N/A             N/A            N/A
    End of period                          $6.06           $8.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,649          40,290           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $18.43          $20.93          $19.45         $18.16          $16.41
    End of period                          $10.86          $18.43          $20.93         $19.45          $18.16
  Accumulation units outstanding
  at the end of period                    514,647         724,690         922,374        1,085,380      1,181,680

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $11.28          $14.99
    End of period                          $16.41          $11.28
  Accumulation units outstanding
  at the end of period                    954,110         329,371

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(107)

  Accumulation unit value:
    Beginning of period                    $14.87          $15.46          $13.38         $13.06          $11.32
    End of period                          $9.52           $14.87          $15.46         $13.38          $13.06
  Accumulation units outstanding
  at the end of period                    405,294         504,287         615,068         637,722        777,472

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(107)

  Accumulation unit value:
    Beginning of period                    $7.89           $10.63
    End of period                          $11.32          $7.89
  Accumulation units outstanding
  at the end of period                    580,646         199,123






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $6.88           $6.11           $5.68           $5.64          $5.68
    End of period                          $3.83           $6.88           $6.11           $5.68          $5.64
  Accumulation units outstanding
  at the end of period                    159,721         384,776         348,824         260,379        162,444

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $5.60            N/A
    End of period                          $5.68            N/A
  Accumulation units outstanding
  at the end of period                      369             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(676)

  Accumulation unit value:
    Beginning of period                    $17.75          $15.11          $15.59         $11.42          $10.00
    End of period                          $9.17           $17.75          $15.11         $15.59          $11.42
  Accumulation units outstanding
  at the end of period                    415,535         631,779         854,055         826,492        205,217

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(676)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                    $14.34          $13.18          $11.95         $11.07          $10.05
    End of period                          $8.07           $14.34          $13.18         $11.95          $11.07
  Accumulation units outstanding
  at the end of period                    210,836         237,552         464,956         405,530         71,606

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $15.06          $14.41          $12.53         $11.21          $9.67
    End of period                          $8.76           $15.06          $14.41         $12.53          $11.21
  Accumulation units outstanding
  at the end of period                    242,545         351,402         495,842         508,440        489,848

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $7.00           $9.04
    End of period                          $9.67           $7.00
  Accumulation units outstanding
  at the end of period                    344,494         156,251






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1774)

  Accumulation unit value:
    Beginning of period                    $8.91            N/A             N/A             N/A            N/A
    End of period                          $4.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,635           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1772)

  Accumulation unit value:
    Beginning of period                    $7.89            N/A             N/A             N/A            N/A
    End of period                          $4.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     93,966           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.91          $10.00           N/A             N/A            N/A
    End of period                          $10.32          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,030,490        273,694           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $14.89          $13.99          $13.75         $13.67          $13.32
    End of period                          $14.69          $14.89          $13.99         $13.75          $13.67
  Accumulation units outstanding
  at the end of period                   1,328,273       1,258,926       1,324,656       1,219,820      1,219,668

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $12.93          $12.32
    End of period                          $13.32          $12.93
  Accumulation units outstanding
  at the end of period                   1,100,315        749,211






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $21.36          $23.43          $20.95         $19.60          $17.64
    End of period                          $12.49          $21.36          $23.43         $20.95          $19.60
  Accumulation units outstanding
  at the end of period                     18,167          21,559          37,311         53,470          34,264

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $14.10          $16.79
    End of period                          $17.64          $14.10
  Accumulation units outstanding
  at the end of period                     30,842          15,678

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.52          $13.91          $12.80         $12.81          $12.46
    End of period                          $9.21           $13.52          $13.91         $12.80          $12.81
  Accumulation units outstanding
  at the end of period                    482,104         680,268         721,104         704,720        878,686

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1803)

  Accumulation unit value:
    Beginning of period                    $10.82           N/A             N/A             N/A            N/A
    End of period                          $5.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,158            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1803)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1806)

  Accumulation unit value:
    Beginning of period                    $10.54           N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,119            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1806)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $20.46          $22.05          $19.85         $19.24          $17.84
    End of period                          $10.62          $20.46          $22.05         $19.85          $19.24
  Accumulation units outstanding
  at the end of period                     78,863         138,078         158,045         169,971        185,087

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $14.57          $17.45
    End of period                          $17.84          $14.57
  Accumulation units outstanding
  at the end of period                    135,879          69,950

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1901)

  Accumulation unit value:
    Beginning of period                    $8.50            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,188            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.11           N/A             N/A            N/A
    End of period                          $6.67           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    246,972          12,555           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.11           N/A             N/A            N/A
    End of period                          $6.88           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,149          2,597            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.38           N/A             N/A             N/A            N/A
    End of period                          $6.26            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,021            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.53          $10.36           N/A             N/A            N/A
    End of period                          $7.60           $10.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     57,814          16,186           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.50          $10.12           N/A             N/A            N/A
    End of period                          $6.73           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     90,447          5,848            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.43            N/A             N/A             N/A            N/A
    End of period                          $7.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,234           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $6.25            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,937           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $16.14          $15.04          $13.24         $12.42          $11.22
    End of period                          $9.66           $16.14          $15.04         $13.24          $12.42
  Accumulation units outstanding
  at the end of period                   1,270,355       1,616,000       1,837,244       2,147,096      2,359,177

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $9.00           $10.96
    End of period                          $11.22          $9.00
  Accumulation units outstanding
  at the end of period                    686,881         388,307






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.14          $10.51         $10.31          $9.96
    End of period                          $9.87           $11.64          $11.14         $10.51          $10.31
  Accumulation units outstanding
  at the end of period                    512,970         271,498         180,238         107,517         18,437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $16.01          $14.99          $13.35         $12.64          $11.55
    End of period                          $10.18          $16.01          $14.99         $13.35          $12.64
  Accumulation units outstanding
  at the end of period                   2,096,630       2,599,570       2,871,885       3,534,392      4,030,819

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $9.65           $11.08
    End of period                          $11.55          $9.65
  Accumulation units outstanding
  at the end of period                   2,692,625       1,102,927






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(690)

  Accumulation unit value:
    Beginning of period                    $12.45          $11.76          $10.83         $10.50          $9.87
    End of period                          $9.64           $12.45          $11.76         $10.83          $10.50
  Accumulation units outstanding
  at the end of period                    363,613         394,135         335,350         160,409         28,880

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $15.21          $14.24          $12.91         $12.35          $11.46
    End of period                          $10.84          $15.21          $14.24         $12.91          $12.35
  Accumulation units outstanding
  at the end of period                   1,765,528       2,318,650       2,631,083       2,884,112      2,873,656

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $9.90           $10.71
    End of period                          $11.46          $9.90
  Accumulation units outstanding
  at the end of period                   2,017,755        948,266






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1005)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.82          $9.99            N/A            N/A
    End of period                          $7.98           $11.62          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,071          5,830           4,025            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1005)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1180)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.95          $10.54           N/A            N/A
    End of period                          $7.73           $11.78          $10.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,271          16,037          10,899           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1180)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.93          $11.35           N/A             N/A            N/A
    End of period                          $7.54           $11.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,843            730             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1009)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.57          $9.95            N/A            N/A
    End of period                          $8.94           $11.10          $10.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     78,305          2,687           4,979            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1009)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.10            N/A             N/A             N/A            N/A
    End of period                          $6.36            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,060           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $27.32          $25.85          $23.14         $22.35          $20.51
    End of period                          $21.29          $27.32          $25.85         $23.14          $22.35
  Accumulation units outstanding
  at the end of period                    577,085         550,352         520,542         565,119        560,842

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $17.16          $18.49
    End of period                          $20.51          $17.16
  Accumulation units outstanding
  at the end of period                    364,499         256,702






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(106)

  Accumulation unit value:
    Beginning of period                    $12.69          $12.32          $11.99         $11.88          $11.99
    End of period                          $12.74          $12.69          $12.32         $11.99          $11.88
  Accumulation units outstanding
  at the end of period                   1,872,200       1,423,384        721,794         420,133        378,910

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(106)

  Accumulation unit value:
    Beginning of period                    $12.14          $12.19
    End of period                          $11.99          $12.14
  Accumulation units outstanding
  at the end of period                    506,139         207,572

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(233)

  Accumulation unit value:
    Beginning of period                    $21.88          $20.64          $17.36         $16.33          $14.47
    End of period                          $14.34          $21.88          $20.64         $17.36          $16.33
  Accumulation units outstanding
  at the end of period                    228,233         271,426         341,065         242,097        217,675

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(233)

  Accumulation unit value:
    Beginning of period                    $10.92          $11.08
    End of period                          $14.47          $10.92
  Accumulation units outstanding
  at the end of period                     95,850          1,213






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $31.58          $29.18          $26.10         $25.03          $23.17
    End of period                          $17.74          $31.58          $29.18         $26.10          $25.03
  Accumulation units outstanding
  at the end of period                    389,528         536,793         503,770         534,017        550,947

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $18.06          $22.30
    End of period                          $23.17          $18.06
  Accumulation units outstanding
  at the end of period                    355,609         126,302

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $44.09          $38.26          $36.44         $32.49          $28.00
    End of period                          $25.72          $44.09          $38.26         $36.44          $32.49
  Accumulation units outstanding
  at the end of period                    186,955         255,674         269,507         308,400        350,424

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $20.55          $26.19
    End of period                          $28.00          $20.55
  Accumulation units outstanding
  at the end of period                    237,954          73,503






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(107)

  Accumulation unit value:
    Beginning of period                    $15.90          $16.04          $13.60         $13.03          $11.50
    End of period                          $9.31           $15.90          $16.04         $13.60          $13.03
  Accumulation units outstanding
  at the end of period                    633,401         745,418         886,200         883,089        963,135

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(107)

  Accumulation unit value:
    Beginning of period                    $9.01           $11.22
    End of period                          $11.50          $9.01
  Accumulation units outstanding
  at the end of period                    637,132         236,815

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.72%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1011)

  Accumulation unit value:
    Beginning of period                    $12.95          $15.51          $12.14           N/A            N/A
    End of period                          $8.19           $12.95          $15.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,835           1,980           10,364           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1011)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $18.49          $17.14          $14.22         $13.07          $11.43
    End of period                          $10.74          $18.49          $17.14         $14.22          $13.07
  Accumulation units outstanding
  at the end of period                     2,364           8,007           6,281           4,735          4,050

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $9.05           $11.74
    End of period                          $11.43          $9.05
  Accumulation units outstanding
  at the end of period                     4,760           3,916






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(62)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.37          $11.67         $11.07          $10.24
    End of period                          $8.63           $14.08          $12.37         $11.67          $11.07
  Accumulation units outstanding
  at the end of period                     3,785           4,149           6,704           5,598          5,957

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(62)

  Accumulation unit value:
    Beginning of period                    $8.01           $10.72
    End of period                          $10.24          $8.01
  Accumulation units outstanding
  at the end of period                     5,258           4,285

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(62)

  Accumulation unit value:
    Beginning of period                    $15.50          $14.16          $12.59         $11.81          $11.24
    End of period                          $9.19           $15.50          $14.16         $12.59          $11.81
  Accumulation units outstanding
  at the end of period                     3,459           1,987           1,987           2,065          3,558

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(62)

  Accumulation unit value:
    Beginning of period                    $8.26           $11.21
    End of period                          $11.24          $8.26
  Accumulation units outstanding
  at the end of period                     3,555           1,193






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $12.56          $11.84          $10.87         $10.04          $9.34
    End of period                          $8.85           $12.56          $11.84         $10.87          $10.04
  Accumulation units outstanding
  at the end of period                     11,045          13,819          17,151         14,373          24,440

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $8.35           $9.08
    End of period                          $9.34           $8.35
  Accumulation units outstanding
  at the end of period                     25,024          15,690

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $29.77          $26.34           N/A             N/A            N/A
    End of period                          $16.83          $29.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      498             905             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(58)

  Accumulation unit value:
    Beginning of period                    $28.89          $26.79          $26.05         $25.32          $23.07
    End of period                          $16.79          $28.89          $26.79         $26.05          $25.32
  Accumulation units outstanding
  at the end of period                     3,809           3,456           3,472           4,168          3,497

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(58)

  Accumulation unit value:
    Beginning of period                    $17.33          $19.40
    End of period                          $23.07          $17.33
  Accumulation units outstanding
  at the end of period                     3,510           3,494






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.67          $12.00           N/A             N/A            N/A
    End of period                          $6.56           $13.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,150           4,658            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $18.57          $18.78          $17.01         $16.74          $16.01
    End of period                          $11.13          $18.57          $18.78         $17.01          $16.74
  Accumulation units outstanding
  at the end of period                     2,151           2,144           2,145           2,154          8,890

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $13.08          $16.34
    End of period                          $16.01          $13.08
  Accumulation units outstanding
  at the end of period                     9,061           7,071

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(58)

  Accumulation unit value:
    Beginning of period                    $24.98          $22.67          $19.21         $19.06          $16.32
    End of period                          $15.15          $24.98          $22.67         $19.21          $19.06
  Accumulation units outstanding
  at the end of period                     2,085            237             239             954           2,693

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(58)

  Accumulation unit value:
    Beginning of period                    $11.86          $15.21
    End of period                          $16.32          $11.86
  Accumulation units outstanding
  at the end of period                     5,211           2,704






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1114)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.85          $9.95            N/A            N/A
    End of period                          $7.50           $10.86          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                      269             284            2,010            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1114)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $11.64          $12.62          $10.90         $10.43           N/A
    End of period                          $7.65           $11.64          $12.62         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     2,143           2,288           3,637             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $19.73          $18.76          $18.23         $18.07          $17.20
    End of period                          $18.39          $19.73          $18.76         $18.23          $18.07
  Accumulation units outstanding
  at the end of period                     2,199           2,184           3,009           3,211          2,705

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $15.41          $14.27
    End of period                          $17.20          $15.41
  Accumulation units outstanding
  at the end of period                     7,268           6,363






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1061)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.81          $11.98           N/A            N/A
    End of period                          $8.13           $12.94          $12.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                      351             376             351             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.50          $10.28           N/A             N/A            N/A
    End of period                          $9.71           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             8,708            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(276)

  Accumulation unit value:
    Beginning of period                    $17.04          $15.48          $11.93         $10.24          $8.50
    End of period                          $9.30           $17.04          $15.48         $11.93          $10.24
  Accumulation units outstanding
  at the end of period                     6,907           10,534          6,922           2,364          1,266

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(276)

  Accumulation unit value:
    Beginning of period                    $5.70            N/A
    End of period                          $8.50            N/A
  Accumulation units outstanding
  at the end of period                     1,266            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $24.85          $23.42          $21.26         $20.37          $17.56
    End of period                          $13.57          $24.85          $23.42         $21.26          $20.37
  Accumulation units outstanding
  at the end of period                     1,772           2,360           2,096           2,533          1,450

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $13.17          $16.64
    End of period                          $17.56          $13.17
  Accumulation units outstanding
  at the end of period                     1,451             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $16.13          $15.43          $15.20         $15.11          $14.80
    End of period                          $16.89          $16.13          $15.43         $15.20          $15.11
  Accumulation units outstanding
  at the end of period                     2,526           11,768          5,051          14,153          16,319

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $14.88          $13.77
    End of period                          $14.80          $14.88
  Accumulation units outstanding
  at the end of period                     23,894          21,709






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.08          $13.48           N/A             N/A            N/A
    End of period                          $6.91           $14.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,075           7,911            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(49)

  Accumulation unit value:
    Beginning of period                    $19.45          $20.32          $18.04         $16.87          $13.76
    End of period                          $11.67          $19.45          $20.32         $18.04          $16.87
  Accumulation units outstanding
  at the end of period                     9,919           10,238          10,287         10,028          15,742

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(49)

  Accumulation unit value:
    Beginning of period                    $10.86          $13.20
    End of period                          $13.76          $10.86
  Accumulation units outstanding
  at the end of period                     17,875          17,726






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(49)

  Accumulation unit value:
    Beginning of period                    $15.49          $16.91          $14.73         $14.32          $12.62
    End of period                          $9.35           $15.49          $16.91         $14.73          $14.32
  Accumulation units outstanding
  at the end of period                     1,663           2,429           3,692           3,704          11,301

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(49)

  Accumulation unit value:
    Beginning of period                    $9.25           $12.19
    End of period                          $12.62          $9.25
  Accumulation units outstanding
  at the end of period                     10,614          14,209

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $11.86          $12.42          $11.26         $11.80          $9.85
    End of period                          $7.55           $11.86          $12.42         $11.26          $11.80
  Accumulation units outstanding
  at the end of period                     9,772           11,066          14,352         23,603          25,283

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $7.54           $9.57
    End of period                          $9.85           $7.54
  Accumulation units outstanding
  at the end of period                     31,278          18,439

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(57)

  Accumulation unit value:
    Beginning of period                    $11.75          $11.23          $11.02         $11.01          $10.81
    End of period                          $11.97          $11.75          $11.23         $11.02          $11.01
  Accumulation units outstanding
  at the end of period                     2,818           4,635           9,530           7,868          8,420

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(57)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.98
    End of period                          $10.81          $10.68
  Accumulation units outstanding
  at the end of period                     7,134           6,123






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1178)

  Accumulation unit value:
    Beginning of period                    $6.11           $5.96           $5.61            N/A            N/A
    End of period                          $3.62           $6.11           $5.96            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,573           5,064            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1178)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(524)

  Accumulation unit value:
    Beginning of period                    $10.39          $11.48          $10.29         $10.73          $10.10
    End of period                          $7.02           $10.39          $11.48         $10.29          $10.73
  Accumulation units outstanding
  at the end of period                     5,382            708             711             714            716

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(57)

  Accumulation unit value:
    Beginning of period                    $11.10          $11.17          $8.77           $9.46          $9.36
    End of period                          $5.89           $11.10          $11.17          $8.77          $9.46
  Accumulation units outstanding
  at the end of period                     15,438          16,195          24,276         29,923          31,156

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(57)

  Accumulation unit value:
    Beginning of period                    $7.57           $9.05
    End of period                          $9.36           $7.57
  Accumulation units outstanding
  at the end of period                     36,496          31,707

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1093)

  Accumulation unit value:
    Beginning of period                    $10.43          $11.80          $10.27           N/A            N/A
    End of period                          $5.19           $10.43          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,782           3,215           3,181            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1093)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(45)

  Accumulation unit value:
    Beginning of period                    $9.81           $9.62           $8.38           $8.18          $7.47
    End of period                          $6.00           $9.81           $9.62           $8.38          $8.18
  Accumulation units outstanding
  at the end of period                      689            7,968           9,886           2,917          24,272

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(45)

  Accumulation unit value:
    Beginning of period                    $5.89           $7.61
    End of period                          $7.47           $5.89
  Accumulation units outstanding
  at the end of period                     25,347          25,566

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $6.66            N/A             N/A             N/A            N/A
    End of period                          $5.73            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,140            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $18.92          $17.32          $12.58         $11.61          $9.22
    End of period                          $9.57           $18.92          $17.32         $12.58          $11.61
  Accumulation units outstanding
  at the end of period                     9,830           15,828          24,822         24,812          26,003

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $7.04           $8.55
    End of period                          $9.22           $7.04
  Accumulation units outstanding
  at the end of period                     26,260          12,109






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(524)

  Accumulation unit value:
    Beginning of period                    $12.40          $11.73          $11.23         $10.62          $10.85
    End of period                          $9.36           $12.40          $11.73         $11.23          $10.62
  Accumulation units outstanding
  at the end of period                     11,858          2,054           2,061           3,604          2,077

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(57)

  Accumulation unit value:
    Beginning of period                    $20.10          $18.52          $15.00         $13.47          $11.47
    End of period                          $11.27          $20.10          $18.52         $15.00          $13.47
  Accumulation units outstanding
  at the end of period                     10,800          15,468          8,604           5,387          15,029

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(57)

  Accumulation unit value:
    Beginning of period                    $8.50           $9.62
    End of period                          $11.47          $8.50
  Accumulation units outstanding
  at the end of period                     17,770          17,104

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(966)

  Accumulation unit value:
    Beginning of period                    $13.81          $13.85          $11.86         $11.95           N/A
    End of period                          $7.80           $13.81          $13.85         $11.86           N/A
  Accumulation units outstanding
  at the end of period                     15,685          19,850          18,277          4,189           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(966)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(775)

  Accumulation unit value:
    Beginning of period                    $12.69          $10.84          $10.53          $9.92           N/A
    End of period                          $7.30           $12.69          $10.84         $10.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             2,520           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(775)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(524)

  Accumulation unit value:
    Beginning of period                    $36.39          $27.37          $23.05         $17.14          $13.88
    End of period                          $22.23          $36.39          $27.37         $23.05          $17.14
  Accumulation units outstanding
  at the end of period                     5,249           6,281           5,369           5,336          2,447

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.63          $13.25          $9.82          $8.49
    End of period                          $6.97           $14.07          $13.63         $13.25          $9.82
  Accumulation units outstanding
  at the end of period                     9,885           10,915          12,977         22,571          25,396

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $7.26           $9.61
    End of period                          $8.49           $7.26
  Accumulation units outstanding
  at the end of period                     27,806          12,364






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(53)

  Accumulation unit value:
    Beginning of period                    $15.97          $15.12          $14.03         $12.74          $11.20
    End of period                          $9.80           $15.97          $15.12         $14.03          $12.74
  Accumulation units outstanding
  at the end of period                     15,821          16,283          19,925         14,763          18,857

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(53)

  Accumulation unit value:
    Beginning of period                    $8.47           $10.61
    End of period                          $11.20          $8.47
  Accumulation units outstanding
  at the end of period                     20,063          15,280






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(48)

  Accumulation unit value:
    Beginning of period                    $12.46          $12.09          $10.68         $10.41          $9.63
    End of period                          $7.64           $12.46          $12.09         $10.68          $10.41
  Accumulation units outstanding
  at the end of period                     18,314          17,839          19,930         20,787          22,196

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(48)

  Accumulation unit value:
    Beginning of period                    $7.66           $10.05
    End of period                          $9.63           $7.66
  Accumulation units outstanding
  at the end of period                     22,230          17,179

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $18.41          $20.92          $19.44         $18.15          $11.31
    End of period                          $10.85          $18.41          $20.92         $19.44          $18.15
  Accumulation units outstanding
  at the end of period                     6,673           7,795           9,419          14,506          16,420

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $11.27          $14.98
    End of period                          $11.31          $11.27
  Accumulation units outstanding
  at the end of period                     18,918          10,269

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(53)

  Accumulation unit value:
    Beginning of period                    $14.87          $15.45          $13.38         $13.06          $11.31
    End of period                          $9.51           $14.87          $15.45         $13.38          $13.06
  Accumulation units outstanding
  at the end of period                     6,903           8,116           8,416           4,153          5,881

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(53)

  Accumulation unit value:
    Beginning of period                    $7.89           $10.48
    End of period                          $11.31          $7.89
  Accumulation units outstanding
  at the end of period                     5,460           2,759






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(619)

  Accumulation unit value:
    Beginning of period                    $6.87           $6.11           $5.68           $5.64          $5.07
    End of period                          $3.82           $6.87           $6.11           $5.68          $5.64
  Accumulation units outstanding
  at the end of period                     4,000           2,866           2,876           2,888          2,899

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(619)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(789)

  Accumulation unit value:
    Beginning of period                    $17.74          $15.11          $15.58         $12.37           N/A
    End of period                          $9.17           $17.74          $15.11         $15.58           N/A
  Accumulation units outstanding
  at the end of period                     7,790           11,508          6,662           3,116           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $14.13          $13.52          $11.76         $10.52          $9.08
    End of period                          $8.22           $14.13          $13.52         $11.76          $10.52
  Accumulation units outstanding
  at the end of period                     7,091           10,107          8,069           9,205          6,995

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $6.57           $7.21
    End of period                          $9.08           $6.57
  Accumulation units outstanding
  at the end of period                     2,744            182






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1805)

  Accumulation unit value:
    Beginning of period                    $8.10            N/A             N/A             N/A            N/A
    End of period                          $4.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,144            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1805)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.39           N/A             N/A             N/A            N/A
    End of period                          $10.32           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,577           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(45)

  Accumulation unit value:
    Beginning of period                    $14.87          $13.98          $13.74         $13.67          $13.31
    End of period                          $14.68          $14.87          $13.98         $13.74          $13.67
  Accumulation units outstanding
  at the end of period                     45,838          44,309          56,755         62,565          71,688

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(45)

  Accumulation unit value:
    Beginning of period                    $12.92          $12.32
    End of period                          $13.31          $12.92
  Accumulation units outstanding
  at the end of period                     75,168          31,172






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(48)

  Accumulation unit value:
    Beginning of period                    $21.33          $23.40          $20.93         $19.58          $17.62
    End of period                          $12.48          $21.33          $23.40         $20.93          $19.58
  Accumulation units outstanding
  at the end of period                       -               -               -               -             790

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(48)

  Accumulation unit value:
    Beginning of period                    $14.09          $17.44
    End of period                          $17.62          $14.09
  Accumulation units outstanding
  at the end of period                      793              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.51          $13.90          $12.79         $12.80          $12.45
    End of period                          $9.20           $13.51          $13.90         $12.79          $12.80
  Accumulation units outstanding
  at the end of period                     4,722           2,732           8,343           9,448          10,961

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1805)

  Accumulation unit value:
    Beginning of period                    $10.60           N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      363             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1805)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(48)

  Accumulation unit value:
    Beginning of period                    $20.43          $22.03          $19.83         $19.22          $17.82
    End of period                          $10.60          $20.43          $22.03         $19.83          $19.22
  Accumulation units outstanding
  at the end of period                     4,272           4,334           6,357           6,378          6,320

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(48)

  Accumulation unit value:
    Beginning of period                    $14.56          $18.60
    End of period                          $17.82          $14.56
  Accumulation units outstanding
  at the end of period                     6,416           4,480

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.70            N/A             N/A             N/A            N/A
    End of period                          $6.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,481            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.50           N/A             N/A             N/A            N/A
    End of period                          $7.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,923            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $16.13          $15.03          $13.23         $12.41          $11.21
    End of period                          $9.65           $16.13          $15.03         $13.23          $12.41
  Accumulation units outstanding
  at the end of period                     11,785          10,402          21,480         28,620          70,669

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $8.99           $9.95
    End of period                          $11.21          $8.99
  Accumulation units outstanding
  at the end of period                     24,102          9,010






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(47)

  Accumulation unit value:
    Beginning of period                    $16.00          $14.97          $13.34         $12.64          $11.54
    End of period                          $10.16          $16.00          $14.97         $13.34          $12.64
  Accumulation units outstanding
  at the end of period                     43,131          68,495          75,440         80,184         106,235

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(47)

  Accumulation unit value:
    Beginning of period                    $9.64           $11.31
    End of period                          $11.54          $9.64
  Accumulation units outstanding
  at the end of period                     78,898          84,863






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.45          $12.11           N/A             N/A            N/A
    End of period                          $9.64           $12.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,991          6,335            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(44)

  Accumulation unit value:
    Beginning of period                    $15.20          $14.23          $12.90         $12.34          $11.45
    End of period                          $10.83          $15.20          $14.23         $12.90          $12.34
  Accumulation units outstanding
  at the end of period                     71,156         108,292         108,849         122,927        134,435

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(44)

  Accumulation unit value:
    Beginning of period                    $9.90           $11.08
    End of period                          $11.45          $9.90
  Accumulation units outstanding
  at the end of period                    136,003          76,395






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $27.28          $25.82          $23.11         $22.33          $20.49
    End of period                          $21.26          $27.28          $25.82         $23.11          $22.33
  Accumulation units outstanding
  at the end of period                     3,238           3,413           9,589          12,661          13,421

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $17.15          $18.40
    End of period                          $20.49          $17.15
  Accumulation units outstanding
  at the end of period                     13,223          6,028






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(52)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.30          $11.97         $11.85          $11.97
    End of period                          $12.72          $12.66          $12.30         $11.97          $11.85
  Accumulation units outstanding
  at the end of period                     16,399          7,122           19,994          3,014          3,497

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(52)

  Accumulation unit value:
    Beginning of period                    $12.12          $12.18
    End of period                          $11.97          $12.12
  Accumulation units outstanding
  at the end of period                     11,792          6,250

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1061)

  Accumulation unit value:
    Beginning of period                    $21.87          $20.63          $18.89           N/A            N/A
    End of period                          $14.33          $21.87          $20.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                      570            2,942            642             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $31.54          $29.14          $26.08         $25.01          $23.15
    End of period                          $17.72          $31.54          $29.14         $26.08          $25.01
  Accumulation units outstanding
  at the end of period                     4,300           8,019           3,749           3,925          7,622

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $18.04          $22.60
    End of period                          $23.15          $18.04
  Accumulation units outstanding
  at the end of period                     7,293           5,306

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(58)

  Accumulation unit value:
    Beginning of period                    $44.03          $38.22          $36.41         $32.46          $27.98
    End of period                          $25.69          $44.03          $38.22         $36.41          $32.46
  Accumulation units outstanding
  at the end of period                     9,507           10,633          10,217         10,768          11,245

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(58)

  Accumulation unit value:
    Beginning of period                    $20.54          $24.96
    End of period                          $27.98          $20.54
  Accumulation units outstanding
  at the end of period                     11,065          1,950






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(52)

  Accumulation unit value:
    Beginning of period                    $15.89          $16.03          $13.59         $13.02          $11.50
    End of period                          $9.30           $15.89          $16.03         $13.59          $13.02
  Accumulation units outstanding
  at the end of period                     13,328          11,989          16,153         20,091          22,093

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(52)

  Accumulation unit value:
    Beginning of period                    $9.01           $10.96
    End of period                          $11.50          $9.01
  Accumulation units outstanding
  at the end of period                     22,638          13,206

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.735%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1456)

  Accumulation unit value:
    Beginning of period                    $28.84          $30.27           N/A             N/A            N/A
    End of period                          $16.76          $28.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,998            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division(1456)

  Accumulation unit value:
    Beginning of period                    $13.67          $14.01           N/A             N/A            N/A
    End of period                          $6.55           $13.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             15,545           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1456)

  Accumulation unit value:
    Beginning of period                    $17.01          $17.55           N/A             N/A            N/A
    End of period                          $9.28           $17.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,893            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1456)

  Accumulation unit value:
    Beginning of period                    $14.07          $14.49           N/A             N/A            N/A
    End of period                          $6.91           $14.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             14,196           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1420)

  Accumulation unit value:
    Beginning of period                    $11.85          $12.64           N/A             N/A            N/A
    End of period                          $7.54           $11.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             19,546           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1420)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(1420)

  Accumulation unit value:
    Beginning of period                    $11.08          $12.11           N/A             N/A            N/A
    End of period                          $5.88           $11.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             20,328           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(1420)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1420)

  Accumulation unit value:
    Beginning of period                    $18.89          $20.72           N/A             N/A            N/A
    End of period                          $9.56           $18.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             24,031           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1420)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(1420)

  Accumulation unit value:
    Beginning of period                    $14.05          $15.13           N/A             N/A            N/A
    End of period                          $6.95           $14.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             16,206           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(1420)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1420)

  Accumulation unit value:
    Beginning of period                    $18.38          $21.20           N/A             N/A            N/A
    End of period                          $10.83          $18.38           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             11,589           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1420)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1420)

  Accumulation unit value:
    Beginning of period                    $17.73          $18.79           N/A             N/A            N/A
    End of period                          $9.16           $17.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             65,017           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1420)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1456)

  Accumulation unit value:
    Beginning of period                    $14.85          $14.69           N/A             N/A            N/A
    End of period                          $14.65          $14.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,078          12,358           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $12.65           N/A             N/A             N/A            N/A
    End of period                          $12.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     93,457           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1456)

  Accumulation unit value:
    Beginning of period                    $31.48          $32.30           N/A             N/A            N/A
    End of period                          $17.68          $31.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,746            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.745%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(342)

  Accumulation unit value:
    Beginning of period                    $28.80          $26.71          $25.98         $25.26          $23.02
    End of period                          $16.73          $28.80          $26.71         $25.98          $25.26
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(342)

  Accumulation unit value:
    Beginning of period                    $20.40           N/A
    End of period                          $23.02           N/A
  Accumulation units outstanding
  at the end of period                      491             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1146)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.85          $10.31           N/A            N/A
    End of period                          $7.50           $10.86          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,242           3,936            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1146)

  Accumulation unit value:
    Beginning of period                    $17.00          $15.45          $13.89           N/A            N/A
    End of period                          $9.27           $17.00          $15.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,500            975             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(342)

  Accumulation unit value:
    Beginning of period                    $24.77          $23.35          $21.20         $20.32          $17.53
    End of period                          $13.52          $24.77          $23.35         $21.20          $20.32
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(342)

  Accumulation unit value:
    Beginning of period                    $15.41           N/A
    End of period                          $17.53           N/A
  Accumulation units outstanding
  at the end of period                      647             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(735)

  Accumulation unit value:
    Beginning of period                    $19.40          $20.27          $18.01         $16.84          $16.82
    End of period                          $11.64          $19.40          $20.27         $18.01          $16.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -             749

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(735)

  Accumulation unit value:
    Beginning of period                    $11.84          $12.40          $11.24         $11.78          $11.77
    End of period                          $7.53           $11.84          $12.40         $11.24          $11.78
  Accumulation units outstanding
  at the end of period                       -               -               -               -            1,070

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(342)

  Accumulation unit value:
    Beginning of period                    $11.73          $11.22          $11.01         $11.00          $10.80
    End of period                          $11.95          $11.73          $11.22         $11.01          $11.00
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(342)

  Accumulation unit value:
    Beginning of period                    $10.98           N/A
    End of period                          $10.80           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(735)

  Accumulation unit value:
    Beginning of period                    $6.09           $5.94           $4.44           $4.48          $4.50
    End of period                          $3.61           $6.09           $5.94           $4.44          $4.48
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,801

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1012)

  Accumulation unit value:
    Beginning of period                    $10.43          $11.79          $9.95            N/A            N/A
    End of period                          $5.19           $10.43          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,097           3,725            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1012)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(342)

  Accumulation unit value:
    Beginning of period                    $9.79           $9.60           $8.36           $8.16          $7.47
    End of period                          $5.98           $9.79           $9.60           $8.36          $8.16
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(342)

  Accumulation unit value:
    Beginning of period                    $6.66            N/A
    End of period                          $7.47            N/A
  Accumulation units outstanding
  at the end of period                     1,510            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(735)

  Accumulation unit value:
    Beginning of period                    $18.87          $17.28          $12.55         $11.59          $11.58
    End of period                          $9.55           $18.87          $17.28         $12.55          $11.59
  Accumulation units outstanding
  at the end of period                       -               -               -               -            1,088

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(735)

  Accumulation unit value:
    Beginning of period                    $20.07          $18.50          $14.99         $13.46          $13.36
    End of period                          $11.25          $20.07          $18.50         $14.99          $13.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -             943

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(924)

  Accumulation unit value:
    Beginning of period                    $13.80          $13.84          $11.85         $11.56           N/A
    End of period                          $7.79           $13.80          $13.84         $11.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,831           4,924           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(924)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.95          $12.05           N/A             N/A            N/A
    End of period                          $6.33           $11.95           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,175            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(735)

  Accumulation unit value:
    Beginning of period                    $36.31          $27.31          $23.01         $17.11          $17.14
    End of period                          $22.17          $36.31          $27.31         $23.01          $17.11
  Accumulation units outstanding
  at the end of period                       -               -               -             2,391           735

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(735)

  Accumulation unit value:
    Beginning of period                    $14.03          $13.60          $13.22          $9.80          $9.80
    End of period                          $6.95           $14.03          $13.60         $13.22          $9.80
  Accumulation units outstanding
  at the end of period                       -               -               -             1,106          1,285

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(342)

  Accumulation unit value:
    Beginning of period                    $15.95          $15.10          $14.01         $12.73          $11.19
    End of period                          $9.78           $15.95          $15.10         $14.01          $12.73
  Accumulation units outstanding
  at the end of period                       -               -               -             4,194           990

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(342)

  Accumulation unit value:
    Beginning of period                    $9.54            N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                     1,043            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(388)

  Accumulation unit value:
    Beginning of period                    $18.37          $20.88          $19.40         $18.13          $16.38
    End of period                          $10.82          $18.37          $20.88         $19.40          $18.13
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(388)

  Accumulation unit value:
    Beginning of period                    $13.97           N/A
    End of period                          $16.38           N/A
  Accumulation units outstanding
  at the end of period                      707             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(342)

  Accumulation unit value:
    Beginning of period                    $14.84          $15.43          $13.37         $13.05          $11.31
    End of period                          $9.49           $14.84          $15.43         $13.37          $13.05
  Accumulation units outstanding
  at the end of period                       -               -               -               -             963

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(342)

  Accumulation unit value:
    Beginning of period                    $9.34            N/A
    End of period                          $11.31           N/A
  Accumulation units outstanding
  at the end of period                     1,060            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(735)

  Accumulation unit value:
    Beginning of period                    $6.86           $6.09           $5.67           $5.63          $5.62
    End of period                          $3.81           $6.86           $6.09           $5.67          $5.63
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,240

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(924)

  Accumulation unit value:
    Beginning of period                    $17.73          $15.10          $15.58         $14.29           N/A
    End of period                          $9.16           $17.73          $15.10         $15.58           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             3,982           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(924)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(342)

  Accumulation unit value:
    Beginning of period                    $14.84          $13.95          $13.72         $13.64          $13.29
    End of period                          $14.64          $14.84          $13.95         $13.72          $13.64
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(342)

  Accumulation unit value:
    Beginning of period                    $13.47           N/A
    End of period                          $13.29           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(342)

  Accumulation unit value:
    Beginning of period                    $15.96          $14.94          $13.32         $12.61          $11.52
    End of period                          $10.14          $15.96          $14.94         $13.32          $12.61
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(342)

  Accumulation unit value:
    Beginning of period                    $10.54           N/A
    End of period                          $11.52           N/A
  Accumulation units outstanding
  at the end of period                     1,877            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(342)

  Accumulation unit value:
    Beginning of period                    $15.16          $14.20          $12.88         $12.32          $11.44
    End of period                          $10.80          $15.16          $14.20         $12.88          $12.32
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(342)

  Accumulation unit value:
    Beginning of period                    $10.70           N/A
    End of period                          $11.44           N/A
  Accumulation units outstanding
  at the end of period                      941             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(1146)

  Accumulation unit value:
    Beginning of period                    $27.19          $25.75          $24.21           N/A            N/A
    End of period                          $21.18          $27.19          $25.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,350           1,673            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $12.63          $12.50           N/A             N/A            N/A
    End of period                          $12.68          $12.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             15,785           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1146)

  Accumulation unit value:
    Beginning of period                    $21.84          $20.61          $19.17           N/A            N/A
    End of period                          $14.31          $21.84          $20.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,687           2,114            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(378)

  Accumulation unit value:
    Beginning of period                    $43.89          $38.11          $36.31         $32.38          $27.92
    End of period                          $25.60          $43.89          $38.11         $36.31          $32.38
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(378)

  Accumulation unit value:
    Beginning of period                    $24.89           N/A
    End of period                          $27.92           N/A
  Accumulation units outstanding
  at the end of period                      396             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.75%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(837)

  Accumulation unit value:
    Beginning of period                    $12.94          $15.50          $11.57         $10.26           N/A
    End of period                          $8.18           $12.94          $15.50         $11.57           N/A
  Accumulation units outstanding
  at the end of period                     24,783          40,046          60,306         20,676           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(837)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $18.42          $17.08          $14.18         $13.04          $11.40
    End of period                          $10.69          $18.42          $17.08         $14.18          $13.04
  Accumulation units outstanding
  at the end of period                     36,698          49,693          45,118         43,069          36,743

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $9.03           $11.67
    End of period                          $11.40          $9.03
  Accumulation units outstanding
  at the end of period                     19,124          1,473






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(61)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.35          $11.66         $11.06          $10.23
    End of period                          $8.61           $14.05          $12.35         $11.66          $11.06
  Accumulation units outstanding
  at the end of period                     65,848          77,789          81,672         81,709          90,684

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(61)

  Accumulation unit value:
    Beginning of period                    $8.01           $10.30
    End of period                          $10.23          $8.01
  Accumulation units outstanding
  at the end of period                     33,313          1,958

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(126)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.14          $12.57         $11.80          $11.24
    End of period                          $9.17           $15.48          $14.14         $12.57          $11.80
  Accumulation units outstanding
  at the end of period                     26,749          38,813          49,519         59,223          57,354

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(126)

  Accumulation unit value:
    Beginning of period                    $8.26           $10.42
    End of period                          $11.24          $8.26
  Accumulation units outstanding
  at the end of period                     30,834            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(106)

  Accumulation unit value:
    Beginning of period                    $12.53          $11.81          $10.85         $10.03          $9.33
    End of period                          $8.83           $12.53          $11.81         $10.85          $10.03
  Accumulation units outstanding
  at the end of period                     86,577          84,993          67,249         91,044          95,098

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(106)

  Accumulation unit value:
    Beginning of period                    $8.35           $9.07
    End of period                          $9.33           $8.35
  Accumulation units outstanding
  at the end of period                     75,288          7,283

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                    $29.66          $25.02          $22.47         $22.44          $20.21
    End of period                          $16.76          $29.66          $25.02         $22.47          $22.44
  Accumulation units outstanding
  at the end of period                     10,467          6,352           1,423           1,020           262

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.10           N/A             N/A            N/A
    End of period                          $4.47           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,542            176             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(80)

  Accumulation unit value:
    Beginning of period                    $28.78          $26.70          $25.97         $25.25          $23.01
    End of period                          $16.72          $28.78          $26.70         $25.97          $25.25
  Accumulation units outstanding
  at the end of period                     7,848           7,298           15,807         23,848          15,471

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(80)

  Accumulation unit value:
    Beginning of period                    $17.29          $23.71
    End of period                          $23.01          $17.29
  Accumulation units outstanding
  at the end of period                     2,460           1,229






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.67          $10.28           N/A             N/A            N/A
    End of period                          $6.55           $13.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    154,904          42,337           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.67          $10.02           N/A             N/A            N/A
    End of period                          $6.53           $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,696          4,708            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(106)

  Accumulation unit value:
    Beginning of period                    $18.58          $18.80          $17.03         $16.76          $16.04
    End of period                          $11.13          $18.58          $18.80         $17.03          $16.76
  Accumulation units outstanding
  at the end of period                     31,072          38,541          39,866         41,130          40,577

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(106)

  Accumulation unit value:
    Beginning of period                    $13.12          $16.24
    End of period                          $16.04          $13.12
  Accumulation units outstanding
  at the end of period                     27,990            20

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(85)

  Accumulation unit value:
    Beginning of period                    $24.89          $22.60          $19.15         $19.01          $16.29
    End of period                          $15.10          $24.89          $22.60         $19.15          $19.01
  Accumulation units outstanding
  at the end of period                     22,333          17,434          13,103         12,244          20,933

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(85)

  Accumulation unit value:
    Beginning of period                    $11.84          $16.72
    End of period                          $16.29          $11.84
  Accumulation units outstanding
  at the end of period                     5,757           6,034






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.00           N/A             N/A            N/A
    End of period                          $6.23           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     84,440         122,476           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.90           $9.93            N/A             N/A            N/A
    End of period                          $5.77           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,539           3,788            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.85          $10.24           N/A            N/A
    End of period                          $7.50           $10.86          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     62,028          78,983          16,839           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.85           $9.81            N/A             N/A            N/A
    End of period                          $6.01           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,550           4,510            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $11.63          $12.61          $10.90         $10.38           N/A
    End of period                          $7.64           $11.63          $12.61         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     12,885          9,505           18,048         13,717           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(80)

  Accumulation unit value:
    Beginning of period                    $19.65          $18.69          $18.16         $18.01          $17.14
    End of period                          $18.31          $19.65          $18.69         $18.16          $18.01
  Accumulation units outstanding
  at the end of period                    101,109          73,592          84,007         75,088          66,954

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(80)

  Accumulation unit value:
    Beginning of period                    $15.37          $14.61
    End of period                          $17.14          $15.37
  Accumulation units outstanding
  at the end of period                     28,750           495






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1917)

  Accumulation unit value:
    Beginning of period                    $9.29            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      583             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1917)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.93          $12.81          $11.26         $10.48           N/A
    End of period                          $8.12           $12.93          $12.81         $11.26           N/A
  Accumulation units outstanding
  at the end of period                     13,647          14,762          16,268          5,571           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.50          $10.19          $10.00           N/A            N/A
    End of period                          $9.70           $10.50          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,957          25,008          9,701            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(253)

  Accumulation unit value:
    Beginning of period                    $17.01          $15.46          $11.92         $10.23          $8.50
    End of period                          $9.28           $17.01          $15.46         $11.92          $10.23
  Accumulation units outstanding
  at the end of period                     69,096         107,033          94,257         99,826          72,948

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(253)

  Accumulation unit value:
    Beginning of period                    $6.39            N/A
    End of period                          $8.50            N/A
  Accumulation units outstanding
  at the end of period                     22,314           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(80)

  Accumulation unit value:
    Beginning of period                    $24.75          $23.33          $21.19         $20.31          $17.52
    End of period                          $13.51          $24.75          $23.33         $21.19          $20.31
  Accumulation units outstanding
  at the end of period                     11,108          12,263          7,771          10,709          9,430

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(80)

  Accumulation unit value:
    Beginning of period                    $13.14          $17.15
    End of period                          $17.52          $13.14
  Accumulation units outstanding
  at the end of period                     9,247           1,659

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(47)

  Accumulation unit value:
    Beginning of period                    $16.07          $15.38          $15.15         $15.07          $14.76
    End of period                          $16.83          $16.07          $15.38         $15.15          $15.07
  Accumulation units outstanding
  at the end of period                     78,768         113,581         118,920         98,744          89,442

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(47)

  Accumulation unit value:
    Beginning of period                    $14.85          $13.74
    End of period                          $14.76          $14.85
  Accumulation units outstanding
  at the end of period                    121,086          83,419






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                    $14.07          $10.86          $8.71            N/A            N/A
    End of period                          $6.91           $14.07          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,193          41,684          26,321           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(61)

  Accumulation unit value:
    Beginning of period                    $19.39          $20.27          $18.00         $16.84          $13.74
    End of period                          $11.63          $19.39          $20.27         $18.00          $16.84
  Accumulation units outstanding
  at the end of period                     49,341          71,961          81,470         92,930          80,168

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(61)

  Accumulation unit value:
    Beginning of period                    $10.85          $13.04
    End of period                          $13.74          $10.85
  Accumulation units outstanding
  at the end of period                     55,363          1,530






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(80)

  Accumulation unit value:
    Beginning of period                    $15.44          $16.87          $14.69         $14.29          $12.60
    End of period                          $9.32           $15.44          $16.87         $14.69          $14.29
  Accumulation units outstanding
  at the end of period                     48,278          62,816          77,052         85,105          88,872

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(80)

  Accumulation unit value:
    Beginning of period                    $9.24           $12.06
    End of period                          $12.60          $9.24
  Accumulation units outstanding
  at the end of period                     64,746          4,543

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1383)

  Accumulation unit value:
    Beginning of period                    $9.80           $9.74            N/A             N/A            N/A
    End of period                          $6.14           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,426           1,063            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1383)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                    $11.83          $12.40          $11.24         $11.78          $9.84
    End of period                          $7.53           $11.83          $12.40         $11.24          $11.78
  Accumulation units outstanding
  at the end of period                    302,840         427,672         524,835         577,791        523,598

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                    $7.54           $9.28
    End of period                          $9.84           $7.54
  Accumulation units outstanding
  at the end of period                    262,848          17,971

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(47)

  Accumulation unit value:
    Beginning of period                    $11.73          $11.21          $11.01         $11.00          $10.80
    End of period                          $11.95          $11.73          $11.21         $11.01          $11.00
  Accumulation units outstanding
  at the end of period                    152,833         157,638         174,014         152,009        136,053

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(47)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.98
    End of period                          $10.80          $10.67
  Accumulation units outstanding
  at the end of period                     62,150          34,856






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(516)

  Accumulation unit value:
    Beginning of period                    $6.09           $5.94           $4.44           $4.48          $4.22
    End of period                          $3.61           $6.09           $5.94           $4.44          $4.48
  Accumulation units outstanding
  at the end of period                     7,917           8,712           18,806          5,316          3,322

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(516)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(476)

  Accumulation unit value:
    Beginning of period                    $10.37          $11.45          $10.27         $10.71          $9.90
    End of period                          $7.00           $10.37          $11.45         $10.27          $10.71
  Accumulation units outstanding
  at the end of period                     4,499           5,113           7,956           9,172          3,596

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(476)

  Accumulation unit value:
    Beginning of period                    $9.53            N/A
    End of period                          $9.90            N/A
  Accumulation units outstanding
  at the end of period                     1,660            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(61)

  Accumulation unit value:
    Beginning of period                    $11.07          $11.15          $8.76           $9.45          $9.35
    End of period                          $5.87           $11.07          $11.15          $8.76          $9.45
  Accumulation units outstanding
  at the end of period                    464,827         580,461         721,310         734,389        597,044

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(61)

  Accumulation unit value:
    Beginning of period                    $7.56           $8.96
    End of period                          $9.35           $7.56
  Accumulation units outstanding
  at the end of period                    289,618          20,325

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.43          $11.79          $10.02           N/A            N/A
    End of period                          $5.19           $10.43          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,760          81,169          50,906           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(126)

  Accumulation unit value:
    Beginning of period                    $9.79           $9.60           $8.36           $8.16          $7.46
    End of period                          $5.98           $9.79           $9.60           $8.36          $8.16
  Accumulation units outstanding
  at the end of period                     52,898          65,053          63,158         67,874          52,090

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(126)

  Accumulation unit value:
    Beginning of period                    $5.88           $7.25
    End of period                          $7.46           $5.88
  Accumulation units outstanding
  at the end of period                     36,614          12,974

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(517)

  Accumulation unit value:
    Beginning of period                    $11.78          $14.51          $12.44         $11.93          $11.34
    End of period                          $5.71           $11.78          $14.51         $12.44          $11.93
  Accumulation units outstanding
  at the end of period                     13,235          13,377          10,339          6,274          6,497

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(517)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(128)

  Accumulation unit value:
    Beginning of period                    $18.87          $17.28          $12.55         $11.59          $9.21
    End of period                          $9.55           $18.87          $17.28         $12.55          $11.59
  Accumulation units outstanding
  at the end of period                    313,024         430,842         504,228         574,351        500,886

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(128)

  Accumulation unit value:
    Beginning of period                    $7.04           $8.55
    End of period                          $9.21           $7.04
  Accumulation units outstanding
  at the end of period                    227,874          2,532






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.71          $11.21         $10.60          $10.60
    End of period                          $9.34           $12.37          $11.71         $11.21          $10.60
  Accumulation units outstanding
  at the end of period                     41,486          47,688          35,649         46,426          19,277

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(127)

  Accumulation unit value:
    Beginning of period                    $20.06          $18.49          $14.99         $13.46          $11.46
    End of period                          $11.25          $20.06          $18.49         $14.99          $13.46
  Accumulation units outstanding
  at the end of period                    126,205         171,106         196,432         201,177        154,945

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(127)

  Accumulation unit value:
    Beginning of period                    $8.50           $10.54
    End of period                          $11.46          $8.50
  Accumulation units outstanding
  at the end of period                     51,227          5,612

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                    $13.79          $13.84          $11.85         $10.90          $9.73
    End of period                          $7.79           $13.79          $13.84         $11.85          $10.90
  Accumulation units outstanding
  at the end of period                   1,107,160       1,750,795       1,827,224       1,550,884        61,929

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1087)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.71          $9.23            N/A            N/A
    End of period                          $6.33           $11.95          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                    164,766          61,370          90,520           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $12.68          $10.84          $10.53         $10.82          $9.84
    End of period                          $7.29           $12.68          $10.84         $10.53          $10.82
  Accumulation units outstanding
  at the end of period                     4,022           13,563          17,155         10,932          4,025

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1383)

  Accumulation unit value:
    Beginning of period                    $11.54          $9.96            N/A             N/A            N/A
    End of period                          $6.13           $11.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,563          1,178            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1383)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $36.30          $27.31          $23.00         $17.11          $14.38
    End of period                          $22.16          $36.30          $27.31         $23.00          $17.11
  Accumulation units outstanding
  at the end of period                     33,773          38,360          49,454         61,208          10,840

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $14.03          $13.60          $13.22          $9.80          $8.48
    End of period                          $6.95           $14.03          $13.60         $13.22          $9.80
  Accumulation units outstanding
  at the end of period                    334,391         440,446         539,453         643,339        582,190

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $7.25           $9.66
    End of period                          $8.48           $7.25
  Accumulation units outstanding
  at the end of period                    289,939          13,236






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.77            N/A             N/A             N/A            N/A
    End of period                          $7.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,474            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(80)

  Accumulation unit value:
    Beginning of period                    $15.94          $15.10          $14.01         $12.73          $11.19
    End of period                          $9.78           $15.94          $15.10         $14.01          $12.73
  Accumulation units outstanding
  at the end of period                    122,747         157,478         173,604         190,968        181,373

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(80)

  Accumulation unit value:
    Beginning of period                    $8.46           $10.67
    End of period                          $11.19          $8.46
  Accumulation units outstanding
  at the end of period                     69,773          7,603






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(80)

  Accumulation unit value:
    Beginning of period                    $12.44          $12.07          $10.67         $10.40          $9.62
    End of period                          $7.62           $12.44          $12.07         $10.67          $10.40
  Accumulation units outstanding
  at the end of period                    315,608         369,199         394,849         414,932        399,802

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(80)

  Accumulation unit value:
    Beginning of period                    $7.66           $10.05
    End of period                          $9.62           $7.66
  Accumulation units outstanding
  at the end of period                    182,513          29,162

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1325)

  Accumulation unit value:
    Beginning of period                    $8.82           $10.34           N/A             N/A            N/A
    End of period                          $6.05           $8.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,418          1,437            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(127)

  Accumulation unit value:
    Beginning of period                    $18.36          $20.87          $19.40         $18.12          $16.38
    End of period                          $10.82          $18.36          $20.87         $19.40          $18.12
  Accumulation units outstanding
  at the end of period                    197,311         246,412         294,502         331,305        291,132

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(127)

  Accumulation unit value:
    Beginning of period                    $11.26          $13.84
    End of period                          $16.38          $11.26
  Accumulation units outstanding
  at the end of period                    141,282          4,243

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(144)

  Accumulation unit value:
    Beginning of period                    $14.84          $15.43          $13.36         $13.05          $11.31
    End of period                          $9.49           $14.84          $15.43         $13.36          $13.05
  Accumulation units outstanding
  at the end of period                    124,230         147,246         161,686         175,959        161,477

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(144)

  Accumulation unit value:
    Beginning of period                    $7.89           $9.29
    End of period                          $11.31          $7.89
  Accumulation units outstanding
  at the end of period                     51,633          7,372






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(521)

  Accumulation unit value:
    Beginning of period                    $6.86           $6.09           $5.67           $5.63          $5.64
    End of period                          $3.81           $6.86           $6.09           $5.67          $5.63
  Accumulation units outstanding
  at the end of period                     16,562          37,804          24,452         28,501          17,079

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                    $17.73          $15.10          $15.58         $11.42          $10.31
    End of period                          $9.15           $17.73          $15.10         $15.58          $11.42
  Accumulation units outstanding
  at the end of period                    113,025         155,291         180,063         185,945         31,594

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.16          $11.94         $11.07          $10.14
    End of period                          $8.05           $14.33          $13.16         $11.94          $11.07
  Accumulation units outstanding
  at the end of period                    121,216         173,657         152,579         156,726         11,895

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $15.02          $14.38          $12.51         $11.19          $9.66
    End of period                          $8.73           $15.02          $14.38         $12.51          $11.19
  Accumulation units outstanding
  at the end of period                     69,982          87,990         103,557         102,855         73,874

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $6.99           $9.27
    End of period                          $9.66           $6.99
  Accumulation units outstanding
  at the end of period                     26,640          1,933






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1789)

  Accumulation unit value:
    Beginning of period                    $8.28            N/A             N/A             N/A            N/A
    End of period                          $4.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,418            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.91          $10.02           N/A             N/A            N/A
    End of period                          $10.32          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    111,917          19,958           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(47)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.94          $13.71         $13.64          $13.29
    End of period                          $14.63          $14.83          $13.94         $13.71          $13.64
  Accumulation units outstanding
  at the end of period                    386,506         366,493         393,387         405,112        330,688

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(47)

  Accumulation unit value:
    Beginning of period                    $12.90          $12.27
    End of period                          $13.29          $12.90
  Accumulation units outstanding
  at the end of period                    185,300          31,909






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(299)

  Accumulation unit value:
    Beginning of period                    $21.36          $23.44          $20.97         $19.62          $17.66
    End of period                          $12.49          $21.36          $23.44         $20.97          $19.62
  Accumulation units outstanding
  at the end of period                     6,194           5,650           5,205           4,597          7,467

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(299)

  Accumulation unit value:
    Beginning of period                    $13.55           N/A
    End of period                          $17.66           N/A
  Accumulation units outstanding
  at the end of period                     4,713            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.47          $13.86          $12.76         $12.77          $12.42
    End of period                          $9.17           $13.47          $13.86         $12.76          $12.77
  Accumulation units outstanding
  at the end of period                     70,213          96,817         125,159         116,773        141,640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1882)

  Accumulation unit value:
    Beginning of period                    $8.59            N/A             N/A             N/A            N/A
    End of period                          $5.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,522            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1882)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                    $10.77           N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,298            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(61)

  Accumulation unit value:
    Beginning of period                    $20.35          $21.95          $19.76         $19.17          $17.77
    End of period                          $10.56          $20.35          $21.95         $19.76          $19.17
  Accumulation units outstanding
  at the end of period                     12,238          20,615          25,751         28,037          23,747

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(61)

  Accumulation unit value:
    Beginning of period                    $14.52          $17.78
    End of period                          $17.77          $14.52
  Accumulation units outstanding
  at the end of period                     17,136          3,200

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1917)

  Accumulation unit value:
    Beginning of period                    $7.86            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,232            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1917)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1459)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.11           N/A             N/A            N/A
    End of period                          $6.66           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     66,965          16,222           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1459)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.62            N/A             N/A             N/A            N/A
    End of period                          $6.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,583            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $9.55            N/A             N/A             N/A            N/A
    End of period                          $6.26            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      541             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $7.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,736           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.42           N/A             N/A             N/A            N/A
    End of period                          $6.73            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,998            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.12            N/A             N/A             N/A            N/A
    End of period                          $7.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,839            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.30            N/A             N/A             N/A            N/A
    End of period                          $6.25            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,121           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(146)

  Accumulation unit value:
    Beginning of period                    $16.08          $14.99          $13.20         $12.38          $11.19
    End of period                          $9.61           $16.08          $14.99         $13.20          $12.38
  Accumulation units outstanding
  at the end of period                    344,350         455,678         549,896         573,291        700,931

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(146)

  Accumulation unit value:
    Beginning of period                    $8.98           $9.60
    End of period                          $11.19          $8.98
  Accumulation units outstanding
  at the end of period                     73,571          2,486






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                    $11.63          $11.13          $10.51         $10.31          $10.04
    End of period                          $9.86           $11.63          $11.13         $10.51          $10.31
  Accumulation units outstanding
  at the end of period                    151,274          54,805          65,614         65,392            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(74)

  Accumulation unit value:
    Beginning of period                    $15.95          $14.93          $13.31         $12.61          $11.52
    End of period                          $10.13          $15.95          $14.93         $13.31          $12.61
  Accumulation units outstanding
  at the end of period                    806,755        1,029,399       1,128,670       1,143,094      1,136,452

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(74)

  Accumulation unit value:
    Beginning of period                    $9.63           $11.30
    End of period                          $11.52          $9.63
  Accumulation units outstanding
  at the end of period                    609,510          17,153






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                    $12.44          $11.75          $10.83         $10.50          $10.03
    End of period                          $9.62           $12.44          $11.75         $10.83          $10.50
  Accumulation units outstanding
  at the end of period                    196,760         194,307         191,206         189,822         1,331

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(89)

  Accumulation unit value:
    Beginning of period                    $15.15          $14.19          $12.88         $12.31          $11.43
    End of period                          $10.79          $15.15          $14.19         $12.88          $12.31
  Accumulation units outstanding
  at the end of period                    577,991         775,101         789,460         821,070        535,125

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(89)

  Accumulation unit value:
    Beginning of period                    $9.88           $10.97
    End of period                          $11.43          $9.88
  Accumulation units outstanding
  at the end of period                    448,436          53,886






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.61          $10.81           N/A             N/A            N/A
    End of period                          $7.97           $11.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,222           5,878            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.10          $11.02           N/A             N/A            N/A
    End of period                          $8.93           $11.10           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,480            452             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $10.06           N/A             N/A             N/A            N/A
    End of period                          $6.36            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,022            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(80)

  Accumulation unit value:
    Beginning of period                    $27.18          $25.73          $23.04         $22.26          $20.44
    End of period                          $21.17          $27.18          $25.73         $23.04          $22.26
  Accumulation units outstanding
  at the end of period                    120,291         115,656         165,474         154,533         95,458

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(80)

  Accumulation unit value:
    Beginning of period                    $17.11          $18.28
    End of period                          $20.44          $17.11
  Accumulation units outstanding
  at the end of period                     31,047          2,071






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(81)

  Accumulation unit value:
    Beginning of period                    $12.60          $12.24          $11.92         $11.81          $11.93
    End of period                          $12.65          $12.60          $12.24         $11.92          $11.81
  Accumulation units outstanding
  at the end of period                    248,371         163,100         107,322         90,388         208,610

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(81)

  Accumulation unit value:
    Beginning of period                    $12.08          $12.15
    End of period                          $11.93          $12.08
  Accumulation units outstanding
  at the end of period                     21,539          6,963

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(326)

  Accumulation unit value:
    Beginning of period                    $21.84          $20.61          $17.34         $16.32          $14.47
    End of period                          $14.30          $21.84          $20.61         $17.34          $16.32
  Accumulation units outstanding
  at the end of period                     43,341          50,829          52,530         51,206          40,228

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(326)

  Accumulation unit value:
    Beginning of period                    $11.58           N/A
    End of period                          $14.47           N/A
  Accumulation units outstanding
  at the end of period                     18,679           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(74)

  Accumulation unit value:
    Beginning of period                    $31.42          $29.04          $25.99         $24.93          $23.09
    End of period                          $17.65          $31.42          $29.04         $25.99          $24.93
  Accumulation units outstanding
  at the end of period                     81,974         104,431          72,498         66,269          65,998

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(74)

  Accumulation unit value:
    Beginning of period                    $18.00          $23.43
    End of period                          $23.09          $18.00
  Accumulation units outstanding
  at the end of period                     26,975           705

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(74)

  Accumulation unit value:
    Beginning of period                    $43.86          $38.08          $36.29         $32.37          $27.91
    End of period                          $25.58          $43.86          $38.08         $36.29          $32.37
  Accumulation units outstanding
  at the end of period                     35,953          40,938          44,548         43,243          38,384

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(74)

  Accumulation unit value:
    Beginning of period                    $20.49          $26.41
    End of period                          $27.91          $20.49
  Accumulation units outstanding
  at the end of period                     15,466           192






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(74)

  Accumulation unit value:
    Beginning of period                    $15.85          $16.00          $13.57         $13.01          $11.49
    End of period                          $9.27           $15.85          $16.00         $13.57          $13.01
  Accumulation units outstanding
  at the end of period                    135,660         182,866         201,468         183,034        179,030

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(74)

  Accumulation unit value:
    Beginning of period                    $9.00           $11.56
    End of period                          $11.49          $9.00
  Accumulation units outstanding
  at the end of period                     95,207          15,346

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.76%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(935)

  Accumulation unit value:
    Beginning of period                    $12.94          $15.50          $11.56         $10.65           N/A
    End of period                          $8.17           $12.94          $15.50         $11.56           N/A
  Accumulation units outstanding
  at the end of period                     38,628          59,047          75,995          1,459           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(635)

  Accumulation unit value:
    Beginning of period                    $18.40          $17.06          $14.16         $13.02          $10.89
    End of period                          $10.68          $18.40          $17.06         $14.16          $13.02
  Accumulation units outstanding
  at the end of period                     26,454          24,843          18,149          1,465            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(919)

  Accumulation unit value:
    Beginning of period                    $14.04          $12.35          $11.65         $11.15           N/A
    End of period                          $8.60           $14.04          $12.35         $11.65           N/A
  Accumulation units outstanding
  at the end of period                     38,034          14,749          14,854          2,376           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(919)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(635)

  Accumulation unit value:
    Beginning of period                    $15.47          $14.13          $12.56         $11.79          $9.73
    End of period                          $9.16           $15.47          $14.13         $12.56          $11.79
  Accumulation units outstanding
  at the end of period                     4,513           5,044           7,116            31              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                    $12.52          $11.80          $10.84          $9.80           N/A
    End of period                          $8.82           $12.52          $11.80         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     4,455           2,123            398             233            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(958)

  Accumulation unit value:
    Beginning of period                    $29.62          $24.99          $22.45         $21.98           N/A
    End of period                          $16.74          $29.62          $24.99         $22.45           N/A
  Accumulation units outstanding
  at the end of period                     21,675          21,915           878             28             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(958)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.88            N/A             N/A             N/A            N/A
    End of period                          $4.46            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,133            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(694)

  Accumulation unit value:
    Beginning of period                    $28.75          $26.66          $25.94         $25.22          $23.34
    End of period                          $16.70          $28.75          $26.66         $25.94          $25.22
  Accumulation units outstanding
  at the end of period                     6,149           1,831           1,956           1,887          1,932

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.67          $11.41           N/A             N/A            N/A
    End of period                          $6.55           $13.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    133,534         173,130           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.67          $10.86           N/A             N/A            N/A
    End of period                          $6.53           $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,737           4,761            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(694)

  Accumulation unit value:
    Beginning of period                    $18.49          $18.71          $16.94         $16.68          $15.45
    End of period                          $11.07          $18.49          $18.71         $16.94          $16.68
  Accumulation units outstanding
  at the end of period                     15,538          16,931          12,656         11,613          5,838

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(682)

  Accumulation unit value:
    Beginning of period                    $24.87          $22.58          $19.14         $19.00          $16.34
    End of period                          $15.08          $24.87          $22.58         $19.14          $19.00
  Accumulation units outstanding
  at the end of period                     8,976           11,009          10,261          4,445          3,645

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.11           N/A             N/A            N/A
    End of period                          $6.23           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    103,483          82,173           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.89           $9.83            N/A             N/A            N/A
    End of period                          $5.77           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,853           5,726            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.85          $10.17           N/A            N/A
    End of period                          $7.50           $10.86          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     83,967         100,103          4,553            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.85           $9.83            N/A             N/A            N/A
    End of period                          $6.01           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,539           4,462            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                    $11.63          $12.61          $10.90         $10.54           N/A
    End of period                          $7.64           $11.63          $12.61         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     14,352          14,955          33,063          2,474           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(618)

  Accumulation unit value:
    Beginning of period                    $19.62          $18.66          $18.14         $17.99          $17.10
    End of period                          $18.28          $19.62          $18.66         $18.14          $17.99
  Accumulation units outstanding
  at the end of period                     41,851          32,674          20,657          6,145          4,530

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(920)

  Accumulation unit value:
    Beginning of period                    $12.93          $12.80          $11.26         $11.07           N/A
    End of period                          $8.12           $12.93          $12.80         $11.26           N/A
  Accumulation units outstanding
  at the end of period                     8,966           8,535           7,471             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(920)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.19          $9.98            N/A            N/A
    End of period                          $9.70           $10.49          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,034          21,251          14,373           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(935)

  Accumulation unit value:
    Beginning of period                    $16.97          $15.43          $11.90         $10.73           N/A
    End of period                          $9.26           $16.97          $15.43         $11.90           N/A
  Accumulation units outstanding
  at the end of period                     32,016          31,218          46,071          1,499           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(631)

  Accumulation unit value:
    Beginning of period                    $24.72          $23.31          $21.17         $20.29          $16.93
    End of period                          $13.49          $24.72          $23.31         $21.17          $20.29
  Accumulation units outstanding
  at the end of period                     4,245           4,184           3,139           1,335           460

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(618)

  Accumulation unit value:
    Beginning of period                    $16.05          $15.36          $15.14         $15.05          $14.66
    End of period                          $16.80          $16.05          $15.36         $15.14          $15.05
  Accumulation units outstanding
  at the end of period                     46,457          11,527          9,078           3,777          2,113

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1074)

  Accumulation unit value:
    Beginning of period                    $14.07          $10.86          $9.16            N/A            N/A
    End of period                          $6.90           $14.07          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     93,268         107,879          13,706           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(635)

  Accumulation unit value:
    Beginning of period                    $19.37          $20.25          $17.99         $16.82          $13.94
    End of period                          $11.62          $19.37          $20.25         $17.99          $16.82
  Accumulation units outstanding
  at the end of period                     12,227          17,228          18,519          4,175          3,006

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(635)

  Accumulation unit value:
    Beginning of period                    $15.43          $16.85          $14.68         $14.28          $11.94
    End of period                          $9.31           $15.43          $16.85         $14.68          $14.28
  Accumulation units outstanding
  at the end of period                     1,679           1,957           3,308           2,119          1,738

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1467)

  Accumulation unit value:
    Beginning of period                    $9.80           $9.98            N/A             N/A            N/A
    End of period                          $6.14           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     91,588          2,535            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1467)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(618)

  Accumulation unit value:
    Beginning of period                    $11.82          $12.39          $11.23         $11.77          $10.43
    End of period                          $7.53           $11.82          $12.39         $11.23          $11.77
  Accumulation units outstanding
  at the end of period                     68,204         358,283         402,023         201,931         50,794

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(618)

  Accumulation unit value:
    Beginning of period                    $11.72          $11.21          $11.00         $11.00          $10.76
    End of period                          $11.94          $11.72          $11.21         $11.00          $11.00
  Accumulation units outstanding
  at the end of period                     59,891          77,431          70,231         37,556          14,405

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(829)

  Accumulation unit value:
    Beginning of period                    $6.09           $5.94           $4.44           $4.13           N/A
    End of period                          $3.61           $6.09           $5.94           $4.44           N/A
  Accumulation units outstanding
  at the end of period                     4,775           20,010          58,518           207            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(829)

  Accumulation unit value:
    Beginning of period                    $10.36          $11.44          $10.27          $9.82           N/A
    End of period                          $6.99           $10.36          $11.44         $10.27           N/A
  Accumulation units outstanding
  at the end of period                       86             355             558             87             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(618)

  Accumulation unit value:
    Beginning of period                    $11.06          $11.14          $8.75           $9.44          $8.77
    End of period                          $5.86           $11.06          $11.14          $8.75          $9.44
  Accumulation units outstanding
  at the end of period                     58,327         394,440         395,579         168,505         57,365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                    $10.43          $11.79          $10.04           N/A            N/A
    End of period                          $5.19           $10.43          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                    144,417         213,844         158,745           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1068)

  Accumulation unit value:
    Beginning of period                    $9.78           $9.59           $8.76            N/A            N/A
    End of period                          $5.98           $9.78           $9.59            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,877           1,872            763             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(829)

  Accumulation unit value:
    Beginning of period                    $11.77          $14.50          $12.43         $10.98           N/A
    End of period                          $5.71           $11.77          $14.50         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     31,892          9,802           11,668          1,158           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(618)

  Accumulation unit value:
    Beginning of period                    $18.85          $17.27          $12.54         $11.58          $9.50
    End of period                          $9.54           $18.85          $17.27         $12.54          $11.58
  Accumulation units outstanding
  at the end of period                    188,443         436,534         427,515         203,483         52,508

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(682)

  Accumulation unit value:
    Beginning of period                    $12.36          $11.70          $11.20         $10.59          $9.78
    End of period                          $9.33           $12.36          $11.70         $11.20          $10.59
  Accumulation units outstanding
  at the end of period                     4,661           6,690           3,614           3,946          3,890

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(618)

  Accumulation unit value:
    Beginning of period                    $20.05          $18.49          $14.98         $13.45          $11.76
    End of period                          $11.24          $20.05          $18.49         $14.98          $13.45
  Accumulation units outstanding
  at the end of period                     82,249          88,399          62,238         38,278          11,112

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                    $13.79          $13.84          $11.85         $10.57           N/A
    End of period                          $7.79           $13.79          $13.84         $11.85           N/A
  Accumulation units outstanding
  at the end of period                   1,082,964       1,382,643       1,115,074        100,286          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1083)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.71          $9.57            N/A            N/A
    End of period                          $6.33           $11.95          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     92,204          39,097          8,116            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1083)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(734)

  Accumulation unit value:
    Beginning of period                    $12.68          $10.83          $10.53         $10.82          $10.87
    End of period                          $7.28           $12.68          $10.83         $10.53          $10.82
  Accumulation units outstanding
  at the end of period                     49,493          55,193          11,810          3,892           130

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(734)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1344)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.36           N/A             N/A            N/A
    End of period                          $6.13           $11.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    103,135          36,648           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1344)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(663)

  Accumulation unit value:
    Beginning of period                    $36.27          $27.29          $22.99         $17.10          $15.70
    End of period                          $22.14          $36.27          $27.29         $22.99          $17.10
  Accumulation units outstanding
  at the end of period                     42,092          41,379          13,322         10,286           543

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(663)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(618)

  Accumulation unit value:
    Beginning of period                    $14.02          $13.59          $13.21          $9.80          $8.39
    End of period                          $6.94           $14.02          $13.59         $13.21          $9.80
  Accumulation units outstanding
  at the end of period                    124,328         371,929         371,351         215,801         62,710

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.18          $9.90            N/A            N/A
    End of period                          $7.11           $10.76          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,297          49,507          51,256           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(618)

  Accumulation unit value:
    Beginning of period                    $15.93          $15.09          $14.00         $12.73          $11.28
    End of period                          $9.77           $15.93          $15.09         $14.00          $12.73
  Accumulation units outstanding
  at the end of period                     53,808          65,576          58,688         38,194          14,864

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(618)

  Accumulation unit value:
    Beginning of period                    $12.43          $12.06          $10.67         $10.40          $9.57
    End of period                          $7.62           $12.43          $12.06         $10.67          $10.40
  Accumulation units outstanding
  at the end of period                     87,206         103,287          93,311         47,867          13,712

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(618)

  Accumulation unit value:
    Beginning of period                    $18.35          $20.85          $19.38         $18.11          $15.62
    End of period                          $10.81          $18.35          $20.85         $19.38          $18.11
  Accumulation units outstanding
  at the end of period                     66,429         277,418         253,623         120,785         33,197

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(618)

  Accumulation unit value:
    Beginning of period                    $14.83          $15.42          $13.36         $13.04          $11.28
    End of period                          $9.48           $14.83          $15.42         $13.36          $13.04
  Accumulation units outstanding
  at the end of period                     62,551          71,659          84,064         34,435          11,332

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(829)

  Accumulation unit value:
    Beginning of period                    $6.85           $6.09           $5.67           $5.13           N/A
    End of period                          $3.81           $6.85           $6.09           $5.67           N/A
  Accumulation units outstanding
  at the end of period                     41,562          10,769          2,276            674            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(693)

  Accumulation unit value:
    Beginning of period                    $17.72          $15.09          $15.58         $11.42          $10.08
    End of period                          $9.15           $17.72          $15.09         $15.58          $11.42
  Accumulation units outstanding
  at the end of period                    290,328         315,777         282,301         76,570          6,597

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(693)

  Accumulation unit value:
    Beginning of period                    $14.32          $13.16          $11.94         $11.07          $10.09
    End of period                          $8.05           $14.32          $13.16         $11.94          $11.07
  Accumulation units outstanding
  at the end of period                     17,899          23,560          52,312         27,572           137

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(935)

  Accumulation unit value:
    Beginning of period                    $15.01          $14.37          $12.50         $11.58           N/A
    End of period                          $8.72           $15.01          $14.37         $12.50           N/A
  Accumulation units outstanding
  at the end of period                     12,406          17,593          13,994          3,325           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1895)

  Accumulation unit value:
    Beginning of period                    $5.76            N/A             N/A             N/A            N/A
    End of period                          $4.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      280             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1895)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1821)

  Accumulation unit value:
    Beginning of period                    $7.10            N/A             N/A             N/A            N/A
    End of period                          $4.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    201,946           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1821)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.90          $10.26           N/A             N/A            N/A
    End of period                          $10.31          $10.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     84,215          31,655           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(618)

  Accumulation unit value:
    Beginning of period                    $14.81          $13.93          $13.70         $13.63          $13.26
    End of period                          $14.61          $14.81          $13.93         $13.70          $13.63
  Accumulation units outstanding
  at the end of period                    147,275          62,612          56,040         25,683          15,016

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(935)

  Accumulation unit value:
    Beginning of period                    $21.23          $23.29          $20.84         $19.54           N/A
    End of period                          $12.41          $21.23          $23.29         $20.84           N/A
  Accumulation units outstanding
  at the end of period                     3,695           3,424           4,139            494            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.85          $12.75         $12.77          $12.42
    End of period                          $9.16           $13.46          $13.85         $12.75          $12.77
  Accumulation units outstanding
  at the end of period                     18,871          24,954          20,705          9,834          8,672

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1818)

  Accumulation unit value:
    Beginning of period                    $10.42           N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,895            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1901)

  Accumulation unit value:
    Beginning of period                    $8.50            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      567             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.30           N/A             N/A            N/A
    End of period                          $6.66           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    190,296          25,790           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.22           N/A             N/A            N/A
    End of period                          $6.88           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,713           17,214           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.47          $10.75           N/A             N/A            N/A
    End of period                          $6.25           $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      201             193             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.52          $10.33           N/A             N/A            N/A
    End of period                          $7.59           $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,467            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.49          $10.07           N/A             N/A            N/A
    End of period                          $6.73           $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,554          3,517            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.77            N/A             N/A             N/A            N/A
    End of period                          $7.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,118            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.28           N/A             N/A            N/A
    End of period                          $6.24           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             41,403           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(696)

  Accumulation unit value:
    Beginning of period                    $16.06          $14.98          $13.19         $12.37          $11.45
    End of period                          $9.60           $16.06          $14.98         $13.19          $12.37
  Accumulation units outstanding
  at the end of period                     43,036          46,850          37,285         14,681            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(726)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.13          $10.50         $10.31          $10.29
    End of period                          $9.85           $11.62          $11.13         $10.50          $10.31
  Accumulation units outstanding
  at the end of period                    141,182         132,771          63,560         62,355           739

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(726)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(650)

  Accumulation unit value:
    Beginning of period                    $15.93          $14.92          $13.30         $12.60          $11.40
    End of period                          $10.12          $15.93          $14.92         $13.30          $12.60
  Accumulation units outstanding
  at the end of period                    141,245         151,509         149,340         88,206          4,584

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(650)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(726)

  Accumulation unit value:
    Beginning of period                    $12.43          $11.74          $10.83         $10.50          $10.44
    End of period                          $9.62           $12.43          $11.74         $10.83          $10.50
  Accumulation units outstanding
  at the end of period                    149,030         126,209          90,768         149,116          650

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(726)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(741)

  Accumulation unit value:
    Beginning of period                    $15.14          $14.18          $12.86         $12.07           N/A
    End of period                          $10.78          $15.14          $14.18         $12.86           N/A
  Accumulation units outstanding
  at the end of period                    169,814         146,306         154,159         103,797          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(741)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                    $11.61          $10.82          $9.89            N/A            N/A
    End of period                          $7.97           $11.61          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,644           4,679           4,703            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1211)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.95          $10.92           N/A            N/A
    End of period                          $7.71           $11.77          $10.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,353           2,473           1,387            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1211)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.92          $11.01           N/A             N/A            N/A
    End of period                          $7.53           $11.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,800           1,719            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.51           N/A             N/A            N/A
    End of period                          $6.36           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             20,097           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(618)

  Accumulation unit value:
    Beginning of period                    $27.14          $25.70          $23.01         $22.24          $20.64
    End of period                          $21.14          $27.14          $25.70         $23.01          $22.24
  Accumulation units outstanding
  at the end of period                     40,158          65,922          44,402          1,914           725

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(704)

  Accumulation unit value:
    Beginning of period                    $12.60          $12.25          $11.93         $11.82          $11.82
    End of period                          $12.66          $12.60          $12.25         $11.93          $11.82
  Accumulation units outstanding
  at the end of period                    199,955         154,824          2,027           1,217          12,734

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(867)

  Accumulation unit value:
    Beginning of period                    $21.82          $20.60          $17.33         $16.80           N/A
    End of period                          $14.29          $21.82          $20.60         $17.33           N/A
  Accumulation units outstanding
  at the end of period                     35,549          35,375          23,182          2,266           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(790)

  Accumulation unit value:
    Beginning of period                    $31.38          $29.01          $25.96         $23.87           N/A
    End of period                          $17.62          $31.38          $29.01         $25.96           N/A
  Accumulation units outstanding
  at the end of period                     19,573          20,910          16,559          7,391           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(790)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                    $43.81          $38.04          $36.25         $31.57           N/A
    End of period                          $25.55          $43.81          $38.04         $36.25           N/A
  Accumulation units outstanding
  at the end of period                     24,368          23,708          11,736          5,564           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(694)

  Accumulation unit value:
    Beginning of period                    $15.84          $15.99          $13.56         $13.00          $11.95
    End of period                          $9.27           $15.84          $15.99         $13.56          $13.00
  Accumulation units outstanding
  at the end of period                     26,695          18,205          20,418          9,895          3,773

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.77%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1455)

  Accumulation unit value:
    Beginning of period                    $18.37          $18.83           N/A             N/A            N/A
    End of period                          $10.66          $18.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,067           7,859            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(1456)

  Accumulation unit value:
    Beginning of period                    $12.51          $12.81           N/A             N/A            N/A
    End of period                          $8.81           $12.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,935          24,613           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1455)

  Accumulation unit value:
    Beginning of period                    $28.71          $29.93           N/A             N/A            N/A
    End of period                          $16.68          $28.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,887           4,944            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division(1456)

  Accumulation unit value:
    Beginning of period                    $9.89           $10.30           N/A             N/A            N/A
    End of period                          $5.77           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,378          15,295           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1455)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.49           N/A             N/A            N/A
    End of period                          $9.69           $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,743           14,110           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1456)

  Accumulation unit value:
    Beginning of period                    $10.42          $11.29           N/A             N/A            N/A
    End of period                          $5.19           $10.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,437          13,954           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1456)

  Accumulation unit value:
    Beginning of period                    $18.83          $19.67           N/A             N/A            N/A
    End of period                          $9.52           $18.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,298           8,013            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(1456)

  Accumulation unit value:
    Beginning of period                    $20.04          $20.91           N/A             N/A            N/A
    End of period                          $11.23          $20.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,600           7,536            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1456)

  Accumulation unit value:
    Beginning of period                    $15.92          $16.57           N/A             N/A            N/A
    End of period                          $9.76           $15.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,618           9,512            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(1456)

  Accumulation unit value:
    Beginning of period                    $14.82          $15.31           N/A             N/A            N/A
    End of period                          $9.48           $14.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,972           10,295           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1455)

  Accumulation unit value:
    Beginning of period                    $15.00          $15.32           N/A             N/A            N/A
    End of period                          $8.72           $15.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,879           9,660            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1455)

  Accumulation unit value:
    Beginning of period                    $14.80          $14.66           N/A             N/A            N/A
    End of period                          $14.60          $14.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,943           10,094           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(1455)

  Accumulation unit value:
    Beginning of period                    $20.30          $21.27           N/A             N/A            N/A
    End of period                          $10.53          $20.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,631          13,914           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division(1456)

  Accumulation unit value:
    Beginning of period                    $10.52          $10.68           N/A             N/A            N/A
    End of period                          $7.59           $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,853          14,759           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(1455)

  Accumulation unit value:
    Beginning of period                    $15.92          $16.22           N/A             N/A            N/A
    End of period                          $10.11          $15.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,388           9,123            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(1455)

  Accumulation unit value:
    Beginning of period                    $15.83          $16.40           N/A             N/A            N/A
    End of period                          $9.26           $15.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,318          27,598           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.795%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(990)

  Accumulation unit value:
    Beginning of period                    $12.93          $15.49          $12.19           N/A            N/A
    End of period                          $8.16           $12.93          $15.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,398          43,456          8,572            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(990)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $18.32          $16.99          $14.11         $12.98          $11.36
    End of period                          $10.63          $18.32          $16.99         $14.11          $12.98
  Accumulation units outstanding
  at the end of period                     21,215          28,926          5,462           4,242          1,893

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $9.00           $8.55
    End of period                          $11.36          $9.00
  Accumulation units outstanding
  at the end of period                     7,124           1,257






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(295)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.33          $11.63         $11.05          $10.22
    End of period                          $8.58           $14.01          $12.33         $11.63          $11.05
  Accumulation units outstanding
  at the end of period                     43,391          26,797          11,024         10,443          11,209

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(295)

  Accumulation unit value:
    Beginning of period                    $8.22            N/A
    End of period                          $10.22           N/A
  Accumulation units outstanding
  at the end of period                     12,330           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(201)

  Accumulation unit value:
    Beginning of period                    $15.43          $14.11          $12.55         $11.78          $11.22
    End of period                          $9.14           $15.43          $14.11         $12.55          $11.78
  Accumulation units outstanding
  at the end of period                     7,699           15,615          12,746         12,659          18,879

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(201)

  Accumulation unit value:
    Beginning of period                    $8.26           $7.48
    End of period                          $11.22          $8.26
  Accumulation units outstanding
  at the end of period                     21,831          1,345






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(201)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.78          $10.82         $10.01          $9.31
    End of period                          $8.80           $12.49          $11.78         $10.82          $10.01
  Accumulation units outstanding
  at the end of period                      666            19,920          24,038         18,979          21,050

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(201)

  Accumulation unit value:
    Beginning of period                    $8.34           $8.11
    End of period                          $9.31           $8.34
  Accumulation units outstanding
  at the end of period                     20,412           390

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(991)

  Accumulation unit value:
    Beginning of period                    $29.49          $24.89          $23.72           N/A            N/A
    End of period                          $16.66          $29.49          $24.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,331           2,667             71             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(991)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(335)

  Accumulation unit value:
    Beginning of period                    $28.62          $26.56          $25.85         $25.14          $22.92
    End of period                          $16.62          $28.62          $26.56         $25.85          $25.14
  Accumulation units outstanding
  at the end of period                      263            6,767           4,136           4,609          6,202

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(335)

  Accumulation unit value:
    Beginning of period                    $19.48           N/A
    End of period                          $22.92           N/A
  Accumulation units outstanding
  at the end of period                     4,904            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.66          $11.33           N/A             N/A            N/A
    End of period                          $6.55           $13.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,655          15,810           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.67          $10.23           N/A             N/A            N/A
    End of period                          $6.53           $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,889           1,108            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(201)

  Accumulation unit value:
    Beginning of period                    $18.41          $18.64          $16.89         $16.63          $15.93
    End of period                          $11.03          $18.41          $18.64         $16.89          $16.63
  Accumulation units outstanding
  at the end of period                       -             7,243           7,587           8,630          7,448

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(201)

  Accumulation unit value:
    Beginning of period                    $13.02          $12.03
    End of period                          $15.93          $13.02
  Accumulation units outstanding
  at the end of period                     9,894            301

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(302)

  Accumulation unit value:
    Beginning of period                    $24.77          $22.50          $19.07         $18.94          $16.23
    End of period                          $15.01          $24.77          $22.50         $19.07          $18.94
  Accumulation units outstanding
  at the end of period                     14,769          20,083          7,016           6,041          10,686

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(302)

  Accumulation unit value:
    Beginning of period                    $11.11           N/A
    End of period                          $16.23           N/A
  Accumulation units outstanding
  at the end of period                     11,227           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.01           N/A             N/A            N/A
    End of period                          $6.22           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    257,481         223,531           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.12           N/A             N/A            N/A
    End of period                          $5.77           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     96,212           548             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.85          $10.86           N/A             N/A            N/A
    End of period                          $7.49           $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    104,229          18,705           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.23           N/A             N/A            N/A
    End of period                          $6.01           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     76,229          6,374            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(991)

  Accumulation unit value:
    Beginning of period                    $11.62          $12.60          $11.31           N/A            N/A
    End of period                          $7.63           $11.62          $12.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,857          10,162           248             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(991)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(305)

  Accumulation unit value:
    Beginning of period                    $19.53          $18.59          $18.08         $17.93          $17.08
    End of period                          $18.19          $19.53          $18.59         $18.08          $17.93
  Accumulation units outstanding
  at the end of period                     2,723           12,657          12,889         14,828          17,242

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(305)

  Accumulation unit value:
    Beginning of period                    $15.97           N/A
    End of period                          $17.08           N/A
  Accumulation units outstanding
  at the end of period                     18,875           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,210            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(991)

  Accumulation unit value:
    Beginning of period                    $12.92          $12.80          $11.61           N/A            N/A
    End of period                          $8.11           $12.92          $12.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,778          13,354          2,259            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(991)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.49          $10.30           N/A             N/A            N/A
    End of period                          $9.69           $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,858           381             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(303)

  Accumulation unit value:
    Beginning of period                    $16.91          $15.38          $11.86         $10.19          $8.46
    End of period                          $9.22           $16.91          $15.38         $11.86          $10.19
  Accumulation units outstanding
  at the end of period                     48,566          61,714          31,716         20,193          14,514

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(303)

  Accumulation unit value:
    Beginning of period                    $5.94            N/A
    End of period                          $8.46            N/A
  Accumulation units outstanding
  at the end of period                     5,865            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(302)

  Accumulation unit value:
    Beginning of period                    $24.61          $23.21          $21.09         $20.22          $17.45
    End of period                          $13.43          $24.61          $23.21         $21.09          $20.22
  Accumulation units outstanding
  at the end of period                     4,593           1,584            835             788           3,066

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(302)

  Accumulation unit value:
    Beginning of period                    $13.32           N/A
    End of period                          $17.45           N/A
  Accumulation units outstanding
  at the end of period                     3,058            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(245)

  Accumulation unit value:
    Beginning of period                    $15.98          $15.30          $15.08         $15.00          $14.71
    End of period                          $16.72          $15.98          $15.30         $15.08          $15.00
  Accumulation units outstanding
  at the end of period                       -             12,879          17,189         18,463          18,565

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(245)

  Accumulation unit value:
    Beginning of period                    $14.80          $14.68
    End of period                          $14.71          $14.80
  Accumulation units outstanding
  at the end of period                     23,546          1,945






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.06          $10.54           N/A             N/A            N/A
    End of period                          $6.90           $14.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,097          12,259           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(201)

  Accumulation unit value:
    Beginning of period                    $19.31          $20.19          $17.94         $16.78          $13.70
    End of period                          $11.58          $19.31          $20.19         $17.94          $16.78
  Accumulation units outstanding
  at the end of period                     1,091           10,022          11,049         13,341          13,424

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(201)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.74
    End of period                          $13.70          $10.82
  Accumulation units outstanding
  at the end of period                     8,604           1,121






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(206)

  Accumulation unit value:
    Beginning of period                    $15.38          $16.80          $14.64         $14.24          $12.57
    End of period                          $9.28           $15.38          $16.80         $14.64          $14.24
  Accumulation units outstanding
  at the end of period                     1,447           15,306          14,567         13,407          15,420

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(206)

  Accumulation unit value:
    Beginning of period                    $9.22           $8.43
    End of period                          $12.57          $9.22
  Accumulation units outstanding
  at the end of period                     10,754          1,043

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1325)

  Accumulation unit value:
    Beginning of period                    $9.80           $10.34           N/A             N/A            N/A
    End of period                          $6.14           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    117,386         117,386           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(206)

  Accumulation unit value:
    Beginning of period                    $11.79          $12.35          $11.21         $11.75          $9.82
    End of period                          $7.50           $11.79          $12.35         $11.21          $11.75
  Accumulation units outstanding
  at the end of period                      485            61,392          82,301         95,927          85,407

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(206)

  Accumulation unit value:
    Beginning of period                    $7.52           $7.07
    End of period                          $9.82           $7.52
  Accumulation units outstanding
  at the end of period                     65,590           736

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(305)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.19          $10.99         $10.99          $10.79
    End of period                          $11.91          $11.69          $11.19         $10.99          $10.99
  Accumulation units outstanding
  at the end of period                     1,246           5,419           5,710           4,459          2,529

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(305)

  Accumulation unit value:
    Beginning of period                    $10.73           N/A
    End of period                          $10.79           N/A
  Accumulation units outstanding
  at the end of period                      921             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(519)

  Accumulation unit value:
    Beginning of period                    $6.07           $5.92           $4.43           $4.47          $4.23
    End of period                          $3.60           $6.07           $5.92           $4.43          $4.47
  Accumulation units outstanding
  at the end of period                     29,759          2,176            742             746            749

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $6.97            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,160           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(299)

  Accumulation unit value:
    Beginning of period                    $11.02          $11.11          $8.73           $9.42          $9.33
    End of period                          $5.84           $11.02          $11.11          $8.73          $9.42
  Accumulation units outstanding
  at the end of period                     4,772           88,565         113,755         128,065        115,230

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(299)

  Accumulation unit value:
    Beginning of period                    $6.66            N/A
    End of period                          $9.33            N/A
  Accumulation units outstanding
  at the end of period                     81,488           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1022)

  Accumulation unit value:
    Beginning of period                    $10.42          $11.79          $10.11           N/A            N/A
    End of period                          $5.18           $10.42          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,673          36,502          4,799            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1022)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(201)

  Accumulation unit value:
    Beginning of period                    $9.75           $9.57           $8.34           $8.14          $7.45
    End of period                          $5.96           $9.75           $9.57           $8.34          $8.14
  Accumulation units outstanding
  at the end of period                     13,712          20,490          22,336         26,814          26,441

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(201)

  Accumulation unit value:
    Beginning of period                    $5.87           $5.34
    End of period                          $7.45           $5.88
  Accumulation units outstanding
  at the end of period                     17,802          1,692

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $11.73          $14.46          $12.40         $11.90          $10.67
    End of period                          $5.69           $11.73          $14.46         $12.40          $11.90
  Accumulation units outstanding
  at the end of period                     32,658          1,260           1,978           6,952          2,827

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A
    End of period                          $10.67           N/A
  Accumulation units outstanding
  at the end of period                      268             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(303)

  Accumulation unit value:
    Beginning of period                    $18.80          $17.22          $12.51         $11.56          $9.19
    End of period                          $9.50           $18.80          $17.22         $12.51          $11.56
  Accumulation units outstanding
  at the end of period                     74,600         124,767          93,746         96,155          85,749

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(303)

  Accumulation unit value:
    Beginning of period                    $6.38            N/A
    End of period                          $9.19            N/A
  Accumulation units outstanding
  at the end of period                     61,832           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.67          $11.18         $10.57          $10.41
    End of period                          $9.30           $12.33          $11.67         $11.18          $10.57
  Accumulation units outstanding
  at the end of period                     23,291          1,655           1,990           3,201          2,801

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $10.14           N/A
    End of period                          $10.41           N/A
  Accumulation units outstanding
  at the end of period                      274             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1363)

  Accumulation unit value:
    Beginning of period                    $9.88           $10.09           N/A             N/A            N/A
    End of period                          $6.81           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     91,912          93,191           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1363)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(218)

  Accumulation unit value:
    Beginning of period                    $20.01          $18.45          $14.96         $13.44          $11.45
    End of period                          $11.22          $20.01          $18.45         $14.96          $13.44
  Accumulation units outstanding
  at the end of period                     25,456          34,279          26,393         16,922          18,970

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(218)

  Accumulation unit value:
    Beginning of period                    $8.49           $8.43
    End of period                          $11.45          $8.49
  Accumulation units outstanding
  at the end of period                     9,146             61

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.83          $11.85         $10.90          $9.68
    End of period                          $7.77           $13.77          $13.83         $11.85          $10.90
  Accumulation units outstanding
  at the end of period                    555,138         597,406         130,847         58,212          4,613

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.92           N/A             N/A             N/A            N/A
    End of period                          $6.32            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,398           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1022)

  Accumulation unit value:
    Beginning of period                    $12.66          $10.83          $10.23           N/A            N/A
    End of period                          $7.27           $12.66          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,601          14,071           324             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1022)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(561)

  Accumulation unit value:
    Beginning of period                    $36.16          $27.22          $22.94         $17.07          $14.07
    End of period                          $22.07          $36.16          $27.22         $22.94          $17.07
  Accumulation units outstanding
  at the end of period                     4,774           28,239          7,243          13,345           308

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(561)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $13.98          $13.55          $13.18          $9.78          $8.46
    End of period                          $6.92           $13.98          $13.55         $13.18          $9.78
  Accumulation units outstanding
  at the end of period                      961            77,424          98,416         108,435        103,380

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $7.24           $7.61
    End of period                          $8.46           $7.24
  Accumulation units outstanding
  at the end of period                     81,020           416






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(299)

  Accumulation unit value:
    Beginning of period                    $15.90          $15.07          $13.98         $12.71          $11.18
    End of period                          $9.75           $15.90          $15.07         $13.98          $12.71
  Accumulation units outstanding
  at the end of period                     1,268           20,661          24,343         27,464          28,909

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(299)

  Accumulation unit value:
    Beginning of period                    $8.10            N/A
    End of period                          $11.18           N/A
  Accumulation units outstanding
  at the end of period                     20,800           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(299)

  Accumulation unit value:
    Beginning of period                    $12.40          $12.04          $10.65         $10.39          $9.61
    End of period                          $7.60           $12.40          $12.04         $10.65          $10.39
  Accumulation units outstanding
  at the end of period                     5,564           44,451          52,875         63,833          56,145

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(299)

  Accumulation unit value:
    Beginning of period                    $7.47            N/A
    End of period                          $9.61            N/A
  Accumulation units outstanding
  at the end of period                     53,194           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(299)

  Accumulation unit value:
    Beginning of period                    $18.29          $20.80          $19.34         $18.08          $16.35
    End of period                          $10.77          $18.29          $20.80         $19.34          $18.08
  Accumulation units outstanding
  at the end of period                      823            41,756          52,356         61,099          59,892

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(299)

  Accumulation unit value:
    Beginning of period                    $11.13           N/A
    End of period                          $16.35           N/A
  Accumulation units outstanding
  at the end of period                     45,226           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(201)

  Accumulation unit value:
    Beginning of period                    $14.80          $15.39          $13.34         $13.03          $11.30
    End of period                          $9.46           $14.80          $15.39         $13.34          $13.03
  Accumulation units outstanding
  at the end of period                     1,245           13,719          22,908         18,562          24,967

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(201)

  Accumulation unit value:
    Beginning of period                    $7.88           $7.22
    End of period                          $11.30          $7.88
  Accumulation units outstanding
  at the end of period                     16,280           226






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $6.83           $6.07           $5.65           $5.62          $5.66
    End of period                          $3.80           $6.83           $6.07           $5.65          $5.62
  Accumulation units outstanding
  at the end of period                     30,044          11,456          12,131         11,923          4,406

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $5.43            N/A
    End of period                          $5.66            N/A
  Accumulation units outstanding
  at the end of period                      511             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                    $17.70          $15.08          $15.57         $11.42          $11.13
    End of period                          $9.14           $17.70          $15.08         $15.57          $11.42
  Accumulation units outstanding
  at the end of period                     76,672          82,373          23,308         18,320          1,498

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(762)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.15          $11.94         $10.95           N/A
    End of period                          $8.04           $14.30          $13.15         $11.94           N/A
  Accumulation units outstanding
  at the end of period                     5,098           29,285          25,327          2,049           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(762)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(309)

  Accumulation unit value:
    Beginning of period                    $14.98          $14.34          $12.48         $11.17          $9.65
    End of period                          $8.70           $14.98          $14.34         $12.48          $11.17
  Accumulation units outstanding
  at the end of period                     8,671           36,680          48,539         47,115          37,346

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(309)

  Accumulation unit value:
    Beginning of period                    $6.68            N/A
    End of period                          $9.65            N/A
  Accumulation units outstanding
  at the end of period                     13,183           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1856)

  Accumulation unit value:
    Beginning of period                    $7.93            N/A             N/A             N/A            N/A
    End of period                          $4.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,422            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1856)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1856)

  Accumulation unit value:
    Beginning of period                    $6.78            N/A             N/A             N/A            N/A
    End of period                          $4.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,098            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1856)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.90          $10.19           N/A             N/A            N/A
    End of period                          $10.31          $10.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     63,774          41,667           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(201)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.89          $13.66         $13.60          $13.25
    End of period                          $14.56          $14.76          $13.89         $13.66          $13.60
  Accumulation units outstanding
  at the end of period                     84,167          63,150          49,611         58,309          56,607

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(201)

  Accumulation unit value:
    Beginning of period                    $12.88          $12.61
    End of period                          $13.25          $12.88
  Accumulation units outstanding
  at the end of period                     74,816           904






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(335)

  Accumulation unit value:
    Beginning of period                    $21.13          $23.20          $20.77         $19.44          $17.51
    End of period                          $12.35          $21.13          $23.20         $20.77          $19.44
  Accumulation units outstanding
  at the end of period                       -             1,385            984             778            778

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(335)

  Accumulation unit value:
    Beginning of period                    $15.02           N/A
    End of period                          $17.51           N/A
  Accumulation units outstanding
  at the end of period                     2,433            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.41          $13.81          $12.72         $12.73          $12.39
    End of period                          $9.12           $13.41          $13.81         $12.72          $12.73
  Accumulation units outstanding
  at the end of period                     7,056           51,673          47,184         46,585          42,120

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(313)

  Accumulation unit value:
    Beginning of period                    $20.24          $21.84          $19.67         $19.09          $17.70
    End of period                          $10.49          $20.24          $21.84         $19.67          $19.09
  Accumulation units outstanding
  at the end of period                     11,664          8,724           1,888           2,355          4,375

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(313)

  Accumulation unit value:
    Beginning of period                    $14.56           N/A
    End of period                          $17.70           N/A
  Accumulation units outstanding
  at the end of period                     3,523            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.71            N/A             N/A             N/A            N/A
    End of period                          $6.66            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     61,856           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(223)

  Accumulation unit value:
    Beginning of period                    $16.01          $14.93          $13.16         $12.35          $11.16
    End of period                          $9.57           $16.01          $14.93         $13.16          $12.35
  Accumulation units outstanding
  at the end of period                       -             70,658          70,773         71,209          88,597

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(223)

  Accumulation unit value:
    Beginning of period                    $8.96           $8.98
    End of period                          $11.16          $8.96
  Accumulation units outstanding
  at the end of period                     22,785           716






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.42           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    191,395           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(202)

  Accumulation unit value:
    Beginning of period                    $15.88          $14.88          $13.27         $12.57          $11.49
    End of period                          $10.08          $15.88          $14.88         $13.27          $12.57
  Accumulation units outstanding
  at the end of period                     13,924         123,727         132,446         147,633        141,102

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(202)

  Accumulation unit value:
    Beginning of period                    $9.61           $8.85
    End of period                          $11.49          $9.61
  Accumulation units outstanding
  at the end of period                    113,034          6,265






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.42          $11.81           N/A             N/A            N/A
    End of period                          $9.61           $12.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             94,919           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(171)

  Accumulation unit value:
    Beginning of period                    $15.09          $14.14          $12.83         $12.27          $11.41
    End of period                          $10.74          $15.09          $14.14         $12.83          $12.27
  Accumulation units outstanding
  at the end of period                     79,352          99,945         111,661         118,687        119,978

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(171)

  Accumulation unit value:
    Beginning of period                    $9.86           $9.89
    End of period                          $11.41          $9.86
  Accumulation units outstanding
  at the end of period                    117,753          15,052






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $10.51           N/A             N/A             N/A            N/A
    End of period                          $7.71            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,283           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.09          $10.59           N/A             N/A            N/A
    End of period                          $8.91           $11.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,774            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(245)

  Accumulation unit value:
    Beginning of period                    $27.02          $25.60          $22.93         $22.17          $20.36
    End of period                          $21.04          $27.02          $25.60         $22.93          $22.17
  Accumulation units outstanding
  at the end of period                     1,397           23,906          25,346         30,884          29,211

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(245)

  Accumulation unit value:
    Beginning of period                    $17.05          $17.12
    End of period                          $20.36          $17.05
  Accumulation units outstanding
  at the end of period                     19,046          1,620






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(201)

  Accumulation unit value:
    Beginning of period                    $12.55          $12.20          $11.88         $11.78          $11.90
    End of period                          $12.60          $12.55          $12.20         $11.88          $11.78
  Accumulation units outstanding
  at the end of period                    110,275         112,085          2,359           3,082          9,142

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(201)

  Accumulation unit value:
    Beginning of period                    $12.06          $12.08
    End of period                          $11.90          $12.06
  Accumulation units outstanding
  at the end of period                     8,941           7,473

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(317)

  Accumulation unit value:
    Beginning of period                    $21.78          $20.57          $17.32         $16.30          $14.46
    End of period                          $14.26          $21.78          $20.57         $17.32          $16.30
  Accumulation units outstanding
  at the end of period                     20,147          31,864          9,359          11,076          10,841

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(317)

  Accumulation unit value:
    Beginning of period                    $11.18           N/A
    End of period                          $14.46           N/A
  Accumulation units outstanding
  at the end of period                     4,316            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(295)

  Accumulation unit value:
    Beginning of period                    $31.24          $28.89          $25.87         $24.83          $23.00
    End of period                          $17.54          $31.24          $28.89         $25.87          $24.83
  Accumulation units outstanding
  at the end of period                     2,215           38,253          24,986         21,766          25,786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(295)

  Accumulation unit value:
    Beginning of period                    $17.99           N/A
    End of period                          $23.00           N/A
  Accumulation units outstanding
  at the end of period                     18,363           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(201)

  Accumulation unit value:
    Beginning of period                    $43.62          $37.89          $36.12         $32.23          $27.80
    End of period                          $25.43          $43.62          $37.89         $36.12          $32.23
  Accumulation units outstanding
  at the end of period                     2,261           17,969          14,887         13,093          15,084

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(201)

  Accumulation unit value:
    Beginning of period                    $20.42          $17.85
    End of period                          $27.80          $20.42
  Accumulation units outstanding
  at the end of period                     10,758           701






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(229)

  Accumulation unit value:
    Beginning of period                    $15.80          $15.95          $13.53         $12.98          $11.47
    End of period                          $9.24           $15.80          $15.95         $13.53          $12.98
  Accumulation units outstanding
  at the end of period                     10,722          34,488          39,706         42,518          44,069

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(229)

  Accumulation unit value:
    Beginning of period                    $8.99           $8.93
    End of period                          $11.47          $8.99
  Accumulation units outstanding
  at the end of period                     33,053          1,113

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.80%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(833)

  Accumulation unit value:
    Beginning of period                    $12.93          $15.49          $11.56         $10.45           N/A
    End of period                          $8.16           $12.93          $15.49         $11.56           N/A
  Accumulation units outstanding
  at the end of period                    345,060         328,185         166,714         40,142           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $18.31          $16.98          $14.10         $12.97          $11.35
    End of period                          $10.62          $18.31          $16.98         $14.10          $12.97
  Accumulation units outstanding
  at the end of period                    183,721         181,877         114,822         47,038          17,431

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $8.99           $11.58
    End of period                          $11.35          $8.99
  Accumulation units outstanding
  at the end of period                     5,075             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.32          $11.63         $11.04          $10.22
    End of period                          $8.58           $14.01          $12.32         $11.63          $11.04
  Accumulation units outstanding
  at the end of period                    167,159         165,447         130,046         115,451         54,147

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $8.01           $10.31
    End of period                          $10.22          $8.01
  Accumulation units outstanding
  at the end of period                     25,241            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(136)

  Accumulation unit value:
    Beginning of period                    $15.43          $14.11          $12.54         $11.78          $11.22
    End of period                          $9.13           $15.43          $14.11         $12.54          $11.78
  Accumulation units outstanding
  at the end of period                    121,413         161,706          71,098         47,619          23,116

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(136)

  Accumulation unit value:
    Beginning of period                    $8.25           $9.94
    End of period                          $11.22          $8.25
  Accumulation units outstanding
  at the end of period                     16,008            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(159)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.77          $10.82         $10.01          $9.31
    End of period                          $8.79           $12.48          $11.77         $10.82          $10.01
  Accumulation units outstanding
  at the end of period                    446,830         287,543         238,856         188,160         72,323

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(159)

  Accumulation unit value:
    Beginning of period                    $8.33           $8.39
    End of period                          $9.31           $8.33
  Accumulation units outstanding
  at the end of period                     27,514            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(648)

  Accumulation unit value:
    Beginning of period                    $29.48          $24.88          $22.35         $22.33          $19.18
    End of period                          $16.65          $29.48          $24.88         $22.35          $22.33
  Accumulation units outstanding
  at the end of period                     74,965          55,693          14,614          8,831           191

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(648)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1459)

  Accumulation unit value:
    Beginning of period                    $9.86           $9.94            N/A             N/A            N/A
    End of period                          $4.46           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     64,877          5,466            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1459)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(136)

  Accumulation unit value:
    Beginning of period                    $28.60          $26.54          $25.83         $25.13          $22.91
    End of period                          $16.61          $28.60          $26.54         $25.83          $25.13
  Accumulation units outstanding
  at the end of period                    106,841          80,304          52,762         41,539          12,208

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(136)

  Accumulation unit value:
    Beginning of period                    $17.22          $20.30
    End of period                          $22.91          $17.22
  Accumulation units outstanding
  at the end of period                     4,518             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.66          $10.00           N/A             N/A            N/A
    End of period                          $6.55           $13.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    444,154         338,258           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.66          $9.86            N/A             N/A            N/A
    End of period                          $6.53           $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     93,402          16,006           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(154)

  Accumulation unit value:
    Beginning of period                    $18.40          $18.63          $16.88         $16.63          $15.92
    End of period                          $11.02          $18.40          $18.63         $16.88          $16.63
  Accumulation units outstanding
  at the end of period                     50,877          64,340          41,203         31,912          17,893

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(154)

  Accumulation unit value:
    Beginning of period                    $13.02          $13.23
    End of period                          $15.92          $13.02
  Accumulation units outstanding
  at the end of period                     7,347             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(144)

  Accumulation unit value:
    Beginning of period                    $24.76          $22.49          $19.07         $18.93          $16.23
    End of period                          $15.01          $24.76          $22.49         $19.07          $18.93
  Accumulation units outstanding
  at the end of period                    205,368         169,983          44,370         19,447          10,778

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(144)

  Accumulation unit value:
    Beginning of period                    $11.80          $13.73
    End of period                          $16.23          $11.80
  Accumulation units outstanding
  at the end of period                     2,609             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.00           N/A             N/A            N/A
    End of period                          $6.22           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,100,692       1,667,775          N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.12           N/A             N/A            N/A
    End of period                          $5.77           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    182,127         190,210           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.85          $9.95            N/A            N/A
    End of period                          $7.49           $10.85          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                    473,888         420,179         146,262           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.85           $9.95            N/A             N/A            N/A
    End of period                          $6.01           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    242,828         259,066           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                    $11.62          $12.60          $10.90          $9.83           N/A
    End of period                          $7.63           $11.62          $12.60         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    144,173         120,636          85,866         24,429           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(170)

  Accumulation unit value:
    Beginning of period                    $19.52          $18.58          $18.07         $17.92          $17.07
    End of period                          $18.18          $19.52          $18.58         $18.07          $17.92
  Accumulation units outstanding
  at the end of period                    259,687         259,960         261,256         106,933         48,105

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(170)

  Accumulation unit value:
    Beginning of period                    $15.31          $14.39
    End of period                          $17.07          $15.31
  Accumulation units outstanding
  at the end of period                     16,962            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,376            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(870)

  Accumulation unit value:
    Beginning of period                    $12.92          $12.79          $11.25         $10.99           N/A
    End of period                          $8.11           $12.92          $12.79         $11.25           N/A
  Accumulation units outstanding
  at the end of period                    249,145         234,233         106,403         38,079           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(870)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1086)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.19          $10.00           N/A            N/A
    End of period                          $9.68           $10.49          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                    200,512         128,785          56,974           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1086)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(338)

  Accumulation unit value:
    Beginning of period                    $16.90          $15.37          $11.86         $10.18          $8.46
    End of period                          $9.22           $16.90          $15.37         $11.86          $10.18
  Accumulation units outstanding
  at the end of period                    463,956         421,596         267,551         85,794          26,346

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(338)

  Accumulation unit value:
    Beginning of period                    $6.46            N/A
    End of period                          $8.46            N/A
  Accumulation units outstanding
  at the end of period                     5,525            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $24.60          $23.20          $21.08         $20.21          $17.44
    End of period                          $13.42          $24.60          $23.20         $21.08          $20.21
  Accumulation units outstanding
  at the end of period                     38,160          50,331          12,928          8,573          10,189

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $13.09          $16.80
    End of period                          $17.44          $13.09
  Accumulation units outstanding
  at the end of period                     1,909             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(144)

  Accumulation unit value:
    Beginning of period                    $15.97          $15.29          $15.07         $14.99          $14.70
    End of period                          $16.71          $15.97          $15.29         $15.07          $14.99
  Accumulation units outstanding
  at the end of period                    343,446         105,857         104,441         50,556          35,583

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(144)

  Accumulation unit value:
    Beginning of period                    $14.79          $13.94
    End of period                          $14.70          $14.79
  Accumulation units outstanding
  at the end of period                     26,130            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $14.06          $10.86          $9.98            N/A            N/A
    End of period                          $6.90           $14.06          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                    397,673         322,728          40,693           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(94)

  Accumulation unit value:
    Beginning of period                    $19.30          $20.18          $17.93         $16.78          $13.70
    End of period                          $11.57          $19.30          $20.18         $17.93          $16.78
  Accumulation units outstanding
  at the end of period                    266,004         287,610         188,485         118,883         83,154

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(94)

  Accumulation unit value:
    Beginning of period                    $10.82          $13.20
    End of period                          $13.70          $10.82
  Accumulation units outstanding
  at the end of period                     16,050            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $15.37          $16.79          $14.64         $14.24          $12.57
    End of period                          $9.27           $15.37          $16.79         $14.64          $14.24
  Accumulation units outstanding
  at the end of period                    195,203         169,751         130,537         81,707          34,491

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $9.22           $12.18
    End of period                          $12.57          $9.22
  Accumulation units outstanding
  at the end of period                     14,816            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1314)

  Accumulation unit value:
    Beginning of period                    $9.80           $10.17           N/A             N/A            N/A
    End of period                          $6.14           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    207,319          56,165           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                    $11.78          $12.35          $11.20         $11.75          $9.81
    End of period                          $7.50           $11.78          $12.35         $11.20          $11.75
  Accumulation units outstanding
  at the end of period                    854,235        1,130,975       1,070,384        836,522        576,738

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                    $7.52           $9.18
    End of period                          $9.81           $7.52
  Accumulation units outstanding
  at the end of period                    192,157            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(154)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.19          $10.99         $10.98          $10.79
    End of period                          $11.91          $11.69          $11.19         $10.99          $10.98
  Accumulation units outstanding
  at the end of period                    270,990         340,773         254,178         171,692        136,129

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(154)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.25
    End of period                          $10.79          $10.67
  Accumulation units outstanding
  at the end of period                     46,945            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(518)

  Accumulation unit value:
    Beginning of period                    $6.07           $5.92           $4.43           $4.47          $4.28
    End of period                          $3.60           $6.07           $5.92           $4.43          $4.47
  Accumulation units outstanding
  at the end of period                    161,320         268,844         143,508         21,271          10,043

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(516)

  Accumulation unit value:
    Beginning of period                    $10.32          $11.41          $10.24         $10.68          $9.98
    End of period                          $6.96           $10.32          $11.41         $10.24          $10.68
  Accumulation units outstanding
  at the end of period                     37,206          19,656          15,418         10,159          3,959

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(516)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(94)

  Accumulation unit value:
    Beginning of period                    $11.02          $11.11          $8.73           $9.42          $9.32
    End of period                          $5.84           $11.02          $11.11          $8.73          $9.42
  Accumulation units outstanding
  at the end of period                   1,197,018       1,482,826       1,392,430       1,036,380       709,081

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(94)

  Accumulation unit value:
    Beginning of period                    $7.55           $9.00
    End of period                          $9.32           $7.55
  Accumulation units outstanding
  at the end of period                    229,647            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.42          $11.79          $10.00           N/A            N/A
    End of period                          $5.18           $10.42          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                    997,267         939,309         550,216           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(136)

  Accumulation unit value:
    Beginning of period                    $9.74           $9.56           $8.33           $8.14          $7.45
    End of period                          $5.95           $9.74           $9.56           $8.33          $8.14
  Accumulation units outstanding
  at the end of period                    160,526         139,299         125,326         113,759         98,582

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(136)

  Accumulation unit value:
    Beginning of period                    $5.87           $7.00
    End of period                          $7.45           $5.87
  Accumulation units outstanding
  at the end of period                     6,221             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division(1910)

  Accumulation unit value:
    Beginning of period                    $8.11            N/A             N/A             N/A            N/A
    End of period                          $8.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      261             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division(1910)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(528)

  Accumulation unit value:
    Beginning of period                    $11.73          $14.45          $12.40         $11.89          $11.38
    End of period                          $5.68           $11.73          $14.45         $12.40          $11.89
  Accumulation units outstanding
  at the end of period                    184,078         119,208          78,077         44,970          11,464

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                    $18.79          $17.22          $12.51         $11.56          $9.19
    End of period                          $9.50           $18.79          $17.22         $12.51          $11.56
  Accumulation units outstanding
  at the end of period                   1,311,309       1,572,793       1,214,985        886,912        598,495

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                    $7.02           $8.22
    End of period                          $9.19           $7.02
  Accumulation units outstanding
  at the end of period                    159,404            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(492)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.66          $11.17         $10.57          $10.47
    End of period                          $9.29           $12.32          $11.66         $11.17          $10.57
  Accumulation units outstanding
  at the end of period                    239,584         201,812         143,813         99,345          20,018

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(492)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1326)

  Accumulation unit value:
    Beginning of period                    $9.88           $10.26           N/A             N/A            N/A
    End of period                          $6.81           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    153,600          68,965           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1326)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(154)

  Accumulation unit value:
    Beginning of period                    $20.00          $18.45          $14.96         $13.44          $11.45
    End of period                          $11.21          $20.00          $18.45         $14.96          $13.44
  Accumulation units outstanding
  at the end of period                    432,621         486,372         423,138         270,082        137,253

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(154)

  Accumulation unit value:
    Beginning of period                    $8.49           $9.61
    End of period                          $11.45          $8.49
  Accumulation units outstanding
  at the end of period                     29,956            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.82          $11.85         $10.90          $9.71
    End of period                          $7.77           $13.77          $13.82         $11.85          $10.90
  Accumulation units outstanding
  at the end of period                   8,706,316       9,483,461       5,729,324       1,692,374       189,770

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $11.94          $10.71          $10.00           N/A            N/A
    End of period                          $6.32           $11.94          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                    657,291         469,021         325,754           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                    $12.66          $10.83          $10.52         $10.82          $9.81
    End of period                          $7.27           $12.66          $10.83         $10.52          $10.82
  Accumulation units outstanding
  at the end of period                    301,982         335,992         224,099         106,515         16,498

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.15           N/A             N/A            N/A
    End of period                          $6.13           $11.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    111,278         110,462           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(492)

  Accumulation unit value:
    Beginning of period                    $36.14          $27.20          $22.93         $17.07          $13.17
    End of period                          $22.06          $36.14          $27.20         $22.93          $17.07
  Accumulation units outstanding
  at the end of period                    310,560         277,897         216,191         86,513          20,400

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(492)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim
30 Division(1935)

  Accumulation unit value:
    Beginning of period                    $8.35            N/A             N/A             N/A            N/A
    End of period                          $9.56            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      101             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim
30 Division(1935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(138)

  Accumulation unit value:
    Beginning of period                    $13.97          $13.55          $13.18          $9.77          $8.46
    End of period                          $6.91           $13.97          $13.55         $13.18          $9.77
  Accumulation units outstanding
  at the end of period                   1,092,343       1,354,738       1,205,913        938,711        672,916

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(138)

  Accumulation unit value:
    Beginning of period                    $7.24           $9.28
    End of period                          $8.46           $7.24
  Accumulation units outstanding
  at the end of period                    193,964            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.18          $9.51            N/A            N/A
    End of period                          $7.10           $10.75          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     69,456          70,368          22,401           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(136)

  Accumulation unit value:
    Beginning of period                    $15.90          $15.06          $13.98         $12.71          $11.18
    End of period                          $9.74           $15.90          $15.06         $13.98          $12.71
  Accumulation units outstanding
  at the end of period                    392,712         434,803         364,520         292,483        173,597

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(136)

  Accumulation unit value:
    Beginning of period                    $8.46           $10.09
    End of period                          $11.18          $8.46
  Accumulation units outstanding
  at the end of period                     30,238            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(123)

  Accumulation unit value:
    Beginning of period                    $12.40          $12.04          $10.65         $10.39          $9.61
    End of period                          $7.60           $12.40          $12.04         $10.65          $10.39
  Accumulation units outstanding
  at the end of period                    699,963         698,692         615,896         505,570        314,177

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(123)

  Accumulation unit value:
    Beginning of period                    $7.66           $9.39
    End of period                          $9.61           $7.66
  Accumulation units outstanding
  at the end of period                     89,245            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $8.82           $10.18           N/A             N/A            N/A
    End of period                          $6.05           $8.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     67,138          49,154           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(138)

  Accumulation unit value:
    Beginning of period                    $18.28          $20.79          $19.34         $18.07          $16.34
    End of period                          $10.76          $18.28          $20.79         $19.34          $18.07
  Accumulation units outstanding
  at the end of period                    550,100         681,479         633,691         470,597        337,307

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(138)

  Accumulation unit value:
    Beginning of period                    $11.24          $13.47
    End of period                          $16.34          $11.24
  Accumulation units outstanding
  at the end of period                     93,432            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(136)

  Accumulation unit value:
    Beginning of period                    $14.80          $15.39          $13.34         $13.03          $11.30
    End of period                          $9.46           $14.80          $15.39         $13.34          $13.03
  Accumulation units outstanding
  at the end of period                    387,456         376,262         305,135         234,526        143,303

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(136)

  Accumulation unit value:
    Beginning of period                    $7.88           $9.74
    End of period                          $11.30          $7.88
  Accumulation units outstanding
  at the end of period                     34,562            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(558)

  Accumulation unit value:
    Beginning of period                    $6.83           $6.07           $5.65           $5.62          $5.49
    End of period                          $3.79           $6.83           $6.07           $5.65          $5.62
  Accumulation units outstanding
  at the end of period                    344,287         450,832         147,335         97,624          27,866

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                    $17.70          $15.08          $15.57         $11.42          $9.52
    End of period                          $9.13           $17.70          $15.08         $15.57          $11.42
  Accumulation units outstanding
  at the end of period                   1,417,711       1,563,679       1,213,286        555,854         67,277

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.15          $11.94         $11.07          $9.75
    End of period                          $8.04           $14.30          $13.15         $11.94          $11.07
  Accumulation units outstanding
  at the end of period                    540,274         588,910         581,888         273,822         17,150

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $14.97          $14.34          $12.48         $11.17          $9.64
    End of period                          $8.70           $14.97          $14.34         $12.48          $11.17
  Accumulation units outstanding
  at the end of period                    260,138         271,219         258,282         147,965         49,947

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $6.99           $9.11
    End of period                          $9.64           $6.99
  Accumulation units outstanding
  at the end of period                     9,652             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1771)

  Accumulation unit value:
    Beginning of period                    $8.94            N/A             N/A             N/A            N/A
    End of period                          $4.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,063           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1778)

  Accumulation unit value:
    Beginning of period                    $7.85            N/A             N/A             N/A            N/A
    End of period                          $4.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     96,546           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1778)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.90          $10.09           N/A             N/A            N/A
    End of period                          $10.31          $10.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    891,261          88,682           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(123)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.88          $13.66         $13.59          $13.25
    End of period                          $14.55          $14.76          $13.88         $13.66          $13.59
  Accumulation units outstanding
  at the end of period                   1,025,452        621,634         460,346         332,970        131,014

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(123)

  Accumulation unit value:
    Beginning of period                    $12.87          $12.31
    End of period                          $13.25          $12.87
  Accumulation units outstanding
  at the end of period                     56,973            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $21.12          $23.19          $20.75         $19.43          $17.50
    End of period                          $12.34          $21.12          $23.19         $20.75          $19.43
  Accumulation units outstanding
  at the end of period                     14,734          12,300          10,650          5,274          1,667

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $14.01          $17.18
    End of period                          $17.50          $14.01
  Accumulation units outstanding
  at the end of period                      410              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.80          $12.71         $12.73          $12.38
    End of period                          $9.12           $13.40          $13.80         $12.71          $12.73
  Accumulation units outstanding
  at the end of period                    268,515         330,750         272,071         138,839         79,322

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1786)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $5.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,337           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1782)

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,528           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1782)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $20.23          $21.82          $19.66         $19.08          $17.70
    End of period                          $10.49          $20.23          $21.82         $19.66          $19.08
  Accumulation units outstanding
  at the end of period                     44,229          40,697          38,952         25,562          13,478

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $14.47          $17.81
    End of period                          $17.70          $14.47
  Accumulation units outstanding
  at the end of period                     2,705             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.21            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,702           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1460)

  Accumulation unit value:
    Beginning of period                    $9.92           $9.93            N/A             N/A            N/A
    End of period                          $6.66           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    641,198          11,573           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1460)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1469)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.99            N/A             N/A            N/A
    End of period                          $6.87           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,352           609             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1469)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.47          $10.25           N/A             N/A            N/A
    End of period                          $6.25           $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    110,741          82,100           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.52          $10.07           N/A             N/A            N/A
    End of period                          $7.58           $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    178,876          50,237           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.49          $9.72            N/A             N/A            N/A
    End of period                          $6.72           $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    131,522          31,587           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.45            N/A             N/A             N/A            N/A
    End of period                          $7.10            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     71,462           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1469)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.99            N/A             N/A            N/A
    End of period                          $6.24           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,973           610             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1469)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(112)

  Accumulation unit value:
    Beginning of period                    $16.00          $14.93          $13.15         $12.34          $11.16
    End of period                          $9.56           $16.00          $14.93         $13.15          $12.34
  Accumulation units outstanding
  at the end of period                    758,273         727,654         496,932         379,833        326,453

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(112)

  Accumulation unit value:
    Beginning of period                    $8.96           $10.80
    End of period                          $11.16          $8.96
  Accumulation units outstanding
  at the end of period                     5,023             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.12          $10.50         $10.31          $9.98
    End of period                          $9.83           $11.61          $11.12         $10.50          $10.31
  Accumulation units outstanding
  at the end of period                    682,341         374,301         148,356         123,557         30,062

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $15.87          $14.87          $13.26         $12.57          $11.49
    End of period                          $10.08          $15.87          $14.87         $13.26          $12.57
  Accumulation units outstanding
  at the end of period                   1,710,813       1,723,370       1,480,802       1,172,320       999,841

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $9.61           $11.06
    End of period                          $11.49          $9.61
  Accumulation units outstanding
  at the end of period                    237,317            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $12.41          $11.73          $10.82         $10.49          $9.87
    End of period                          $9.60           $12.41          $11.73         $10.82          $10.49
  Accumulation units outstanding
  at the end of period                    838,291         585,444         357,437         214,786         29,050

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(133)

  Accumulation unit value:
    Beginning of period                    $15.08          $14.13          $12.83         $12.27          $11.40
    End of period                          $10.74          $15.08          $14.13         $12.83          $12.27
  Accumulation units outstanding
  at the end of period                   1,941,105       1,716,919       1,459,037        967,418        561,622

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(133)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.46
    End of period                          $11.40          $9.86
  Accumulation units outstanding
  at the end of period                    212,843            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1020)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.81          $10.14           N/A            N/A
    End of period                          $7.96           $11.60          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     66,986          25,697          18,072           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1020)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1153)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.94          $10.23           N/A            N/A
    End of period                          $7.71           $11.76          $10.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,273          7,081             41             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1153)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1181)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.01          $10.61           N/A            N/A
    End of period                          $7.52           $11.91          $11.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,020          8,479             40             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1105)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.56          $9.87            N/A            N/A
    End of period                          $8.91           $11.09          $10.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     59,301          37,771          2,275            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1469)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.07           N/A             N/A            N/A
    End of period                          $6.36           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,761           604             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1469)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                    $27.01          $25.58          $22.92         $22.16          $20.35
    End of period                          $21.03          $27.01          $25.58         $22.92          $22.16
  Accumulation units outstanding
  at the end of period                    353,971         298,899         246,868         240,436        190,801

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                    $17.04          $16.78
    End of period                          $20.35          $17.04
  Accumulation units outstanding
  at the end of period                     28,730            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(121)

  Accumulation unit value:
    Beginning of period                    $12.54          $12.19          $11.88         $11.77          $11.89
    End of period                          $12.59          $12.54          $12.19         $11.88          $11.77
  Accumulation units outstanding
  at the end of period                   2,299,781       1,194,503        342,848         138,552         45,325

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(121)

  Accumulation unit value:
    Beginning of period                    $12.05          $12.11
    End of period                          $11.89          $12.05
  Accumulation units outstanding
  at the end of period                     13,133            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(275)

  Accumulation unit value:
    Beginning of period                    $21.79          $20.57          $17.32         $16.30          $14.46
    End of period                          $14.26          $21.79          $20.57         $17.32          $16.30
  Accumulation units outstanding
  at the end of period                    212,262         222,501         176,518         74,731          24,436

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(275)

  Accumulation unit value:
    Beginning of period                    $10.26           N/A
    End of period                          $14.46           N/A
  Accumulation units outstanding
  at the end of period                     3,776            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $31.22          $28.87          $25.86         $24.81          $22.99
    End of period                          $17.53          $31.22          $28.87         $25.86          $24.81
  Accumulation units outstanding
  at the end of period                    269,100         239,171         124,048         81,098          34,910

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $17.93          $19.07
    End of period                          $22.99          $17.93
  Accumulation units outstanding
  at the end of period                     8,179             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $43.59          $37.86          $36.10         $32.21          $27.78
    End of period                          $25.41          $43.59          $37.86         $36.10          $32.21
  Accumulation units outstanding
  at the end of period                    205,925         188,210         125,535         81,649          42,426

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $20.41          $24.90
    End of period                          $27.78          $20.41
  Accumulation units outstanding
  at the end of period                     11,904            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $15.79          $15.95          $13.53         $12.97          $11.47
    End of period                          $9.23           $15.79          $15.95         $13.53          $12.97
  Accumulation units outstanding
  at the end of period                    511,178         419,876         311,963         203,584        106,640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $8.99           $11.20
    End of period                          $11.47          $8.99
  Accumulation units outstanding
  at the end of period                     25,272            -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.81%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $12.92          $15.48          $11.56         $10.23           N/A
    End of period                          $8.16           $12.92          $15.48         $11.56           N/A
  Accumulation units outstanding
  at the end of period                    651,312         553,796         777,249         56,154           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $18.28          $16.96          $14.09         $12.96          $11.39
    End of period                          $10.61          $18.28          $16.96         $14.09          $12.96
  Accumulation units outstanding
  at the end of period                    387,084         487,716         318,825         74,494          23,827

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.32          $11.63         $11.04          $10.23
    End of period                          $8.57           $14.00          $12.32         $11.63          $11.04
  Accumulation units outstanding
  at the end of period                    530,007         356,510         227,708         144,773         54,210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $15.42          $14.10          $12.54         $11.77          $10.84
    End of period                          $9.13           $15.42          $14.10         $12.54          $11.77
  Accumulation units outstanding
  at the end of period                    155,723         154,085         108,859         83,533          32,062

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(589)

  Accumulation unit value:
    Beginning of period                    $12.47          $11.77          $10.81         $10.00          $9.27
    End of period                          $8.78           $12.47          $11.77         $10.81          $10.00
  Accumulation units outstanding
  at the end of period                    571,526         562,716         474,599         224,846         80,070

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(597)

  Accumulation unit value:
    Beginning of period                    $29.44          $24.85          $22.33         $22.31          $20.30
    End of period                          $16.63          $29.44          $24.85         $22.33          $22.31
  Accumulation units outstanding
  at the end of period                    233,134         199,772          50,156         12,019          3,827

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.00           N/A             N/A            N/A
    End of period                          $4.46           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     65,046          29,967           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(595)

  Accumulation unit value:
    Beginning of period                    $28.57          $26.51          $25.80         $25.10          $24.73
    End of period                          $16.59          $28.57          $26.51         $25.80          $25.10
  Accumulation units outstanding
  at the end of period                    151,183          90,588          44,624         12,702          9,327

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.66          $10.09           N/A             N/A            N/A
    End of period                          $6.54           $13.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,543,380       1,737,492          N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.66          $10.00           N/A             N/A            N/A
    End of period                          $6.53           $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    135,904         111,214           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(573)

  Accumulation unit value:
    Beginning of period                    $18.38          $18.61          $16.87         $16.61          $15.51
    End of period                          $11.01          $18.38          $18.61         $16.87          $16.61
  Accumulation units outstanding
  at the end of period                     54,805          51,997          57,770         41,370          29,981

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(573)

  Accumulation unit value:
    Beginning of period                    $24.73          $22.47          $19.05         $18.92          $16.71
    End of period                          $14.99          $24.73          $22.47         $19.05          $18.92
  Accumulation units outstanding
  at the end of period                    243,400         246,366         161,453         44,756          35,309

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.00           N/A             N/A            N/A
    End of period                          $6.22           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,411,225       2,601,510          N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.00           N/A             N/A            N/A
    End of period                          $5.77           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    283,304         285,052           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.85          $9.95            N/A            N/A
    End of period                          $7.49           $10.85          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,151,543        954,738         373,260           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.00           N/A             N/A            N/A
    End of period                          $6.01           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    291,347         311,287           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $11.61          $12.60          $10.90         $10.08           N/A
    End of period                          $7.63           $11.61          $12.60         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    435,495         360,868         348,028         55,311           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(391)

  Accumulation unit value:
    Beginning of period                    $19.50          $18.56          $18.05         $17.91          $17.06
    End of period                          $18.16          $19.50          $18.56         $18.05          $17.91
  Accumulation units outstanding
  at the end of period                    546,871         825,959         554,317         281,312         61,617

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(391)

  Accumulation unit value:
    Beginning of period                    $16.11           N/A
    End of period                          $17.06           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1899)

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,142           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1899)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.91          $12.79          $11.25         $10.16           N/A
    End of period                          $8.10           $12.91          $12.79         $11.25           N/A
  Accumulation units outstanding
  at the end of period                    337,011         338,494         341,957         109,634          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1075)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.19          $10.00           N/A            N/A
    End of period                          $9.68           $10.49          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                    274,542         304,238          77,090           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(480)

  Accumulation unit value:
    Beginning of period                    $16.89          $15.36          $11.85         $10.18          $8.46
    End of period                          $9.21           $16.89          $15.36         $11.85          $10.18
  Accumulation units outstanding
  at the end of period                   1,072,124       1,401,831       1,239,074        357,534         89,448

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(480)

  Accumulation unit value:
    Beginning of period                    $8.18            N/A
    End of period                          $8.46            N/A
  Accumulation units outstanding
  at the end of period                     35,219           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $24.57          $23.17          $21.06         $20.19          $17.99
    End of period                          $13.40          $24.57          $23.17         $21.06          $20.19
  Accumulation units outstanding
  at the end of period                    143,861         109,305          55,391         35,648          13,125

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(391)

  Accumulation unit value:
    Beginning of period                    $15.95          $15.27          $15.06         $14.98          $14.69
    End of period                          $16.69          $15.95          $15.27         $15.06          $14.98
  Accumulation units outstanding
  at the end of period                   1,416,730        355,834         197,294         131,995         35,365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(391)

  Accumulation unit value:
    Beginning of period                    $14.31           N/A
    End of period                          $14.69           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                    $14.06          $10.86          $10.07           N/A            N/A
    End of period                          $6.89           $14.06          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,007,608       1,287,203        294,630           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(480)

  Accumulation unit value:
    Beginning of period                    $19.28          $20.16          $17.92         $16.77          $13.69
    End of period                          $11.56          $19.28          $20.16         $17.92          $16.77
  Accumulation units outstanding
  at the end of period                    303,065         374,198         365,991         241,719        103,143

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(480)

  Accumulation unit value:
    Beginning of period                    $13.52           N/A
    End of period                          $13.69           N/A
  Accumulation units outstanding
  at the end of period                     21,321           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(584)

  Accumulation unit value:
    Beginning of period                    $15.35          $16.78          $14.62         $14.23          $12.21
    End of period                          $9.26           $15.35          $16.78         $14.62          $14.23
  Accumulation units outstanding
  at the end of period                    214,106         192,167         203,659         180,359         57,663

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics
Division(1900)

  Accumulation unit value:
    Beginning of period                    $8.95            N/A             N/A             N/A            N/A
    End of period                          $8.38            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,410            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics
Division(1900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders
Division(1900)

  Accumulation unit value:
    Beginning of period                    $8.63            N/A             N/A             N/A            N/A
    End of period                          $8.32            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,741            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders
Division(1900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1319)

  Accumulation unit value:
    Beginning of period                    $9.80           $10.28           N/A             N/A            N/A
    End of period                          $6.14           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    385,674         274,214           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1319)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(468)

  Accumulation unit value:
    Beginning of period                    $11.77          $12.34          $11.20         $11.74          $9.81
    End of period                          $7.49           $11.77          $12.34         $11.20          $11.74
  Accumulation units outstanding
  at the end of period                   2,308,815       3,160,530       3,038,955       1,724,466       784,939

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(468)

  Accumulation unit value:
    Beginning of period                    $9.21            N/A
    End of period                          $9.81            N/A
  Accumulation units outstanding
  at the end of period                     11,533           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(391)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.18          $10.98         $10.98          $10.79
    End of period                          $11.90          $11.68          $11.18         $10.98          $10.98
  Accumulation units outstanding
  at the end of period                   1,092,027       1,243,180       1,014,622        479,514        155,531

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(391)

  Accumulation unit value:
    Beginning of period                    $10.51           N/A
    End of period                          $10.79           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(591)

  Accumulation unit value:
    Beginning of period                    $6.06           $5.92           $4.43           $4.46          $3.93
    End of period                          $3.59           $6.06           $5.92           $4.43          $4.46
  Accumulation units outstanding
  at the end of period                    913,064         768,289         596,897         67,583          22,914

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(591)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(586)

  Accumulation unit value:
    Beginning of period                    $10.31          $11.40          $10.23         $10.67          $9.74
    End of period                          $6.96           $10.31          $11.40         $10.23          $10.67
  Accumulation units outstanding
  at the end of period                    419,882         145,047         268,541         124,212         35,115

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(468)

  Accumulation unit value:
    Beginning of period                    $11.01          $11.10          $8.72           $9.42          $9.32
    End of period                          $5.84           $11.01          $11.10          $8.72          $9.42
  Accumulation units outstanding
  at the end of period                   2,621,135       3,605,712       3,650,411       1,942,640       928,368

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(468)

  Accumulation unit value:
    Beginning of period                    $8.66            N/A
    End of period                          $9.32            N/A
  Accumulation units outstanding
  at the end of period                     12,271           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.42          $11.79          $10.00           N/A            N/A
    End of period                          $5.18           $10.42          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,042,319       2,098,202       1,808,884          N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(586)

  Accumulation unit value:
    Beginning of period                    $9.74           $9.56           $8.33           $8.13          $7.45
    End of period                          $5.95           $9.74           $9.56           $8.33          $8.13
  Accumulation units outstanding
  at the end of period                    343,693         457,029         356,679         249,548        198,084

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division(1900)

  Accumulation unit value:
    Beginning of period                    $8.63            N/A             N/A             N/A            N/A
    End of period                          $8.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,145            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division(1900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(603)

  Accumulation unit value:
    Beginning of period                    $11.72          $14.44          $12.39         $11.89          $10.76
    End of period                          $5.68           $11.72          $14.44         $12.39          $11.89
  Accumulation units outstanding
  at the end of period                    807,443         309,325         270,249         147,548         18,573

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(468)

  Accumulation unit value:
    Beginning of period                    $18.77          $17.20          $12.50         $11.55          $9.18
    End of period                          $9.49           $18.77          $17.20         $12.50          $11.55
  Accumulation units outstanding
  at the end of period                   2,635,730       3,935,922       3,623,547       1,782,689       754,574

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(468)

  Accumulation unit value:
    Beginning of period                    $8.88            N/A
    End of period                          $9.18            N/A
  Accumulation units outstanding
  at the end of period                     11,965           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(586)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.65          $11.17         $10.57          $10.49
    End of period                          $9.28           $12.31          $11.65         $11.17          $10.57
  Accumulation units outstanding
  at the end of period                    746,283         442,838         361,994         232,727         51,824

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1306)

  Accumulation unit value:
    Beginning of period                    $9.88           $10.10           N/A             N/A            N/A
    End of period                          $6.80           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    187,033         110,191           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(573)

  Accumulation unit value:
    Beginning of period                    $19.99          $18.44          $14.95         $13.44          $11.63
    End of period                          $11.20          $19.99          $18.44         $14.95          $13.44
  Accumulation units outstanding
  at the end of period                   1,468,284       1,601,079       1,399,724        669,543        220,637

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.82          $11.84         $10.90          $9.87
    End of period                          $7.77           $13.77          $13.82         $11.84          $10.90
  Accumulation units outstanding
  at the end of period                   19,756,688      22,670,111      18,234,102      4,836,090       666,960

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $11.94          $10.70          $10.04           N/A            N/A
    End of period                          $6.32           $11.94          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,623,377       1,410,672        527,351           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                    $12.66          $10.82          $10.52         $10.82          $9.85
    End of period                          $7.27           $12.66          $10.82         $10.52          $10.82
  Accumulation units outstanding
  at the end of period                    404,667         644,104         395,091         133,652         23,717

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1311)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.21           N/A             N/A            N/A
    End of period                          $6.13           $11.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    348,372         358,405           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(586)

  Accumulation unit value:
    Beginning of period                    $36.11          $27.18          $22.91         $17.06          $14.18
    End of period                          $22.04          $36.11          $27.18         $22.91          $17.06
  Accumulation units outstanding
  at the end of period                    822,875         812,381         684,734         245,137         49,829

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim
30 Division(1900)

  Accumulation unit value:
    Beginning of period                    $8.73            N/A             N/A             N/A            N/A
    End of period                          $9.56            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,356            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim
30 Division(1900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(468)

  Accumulation unit value:
    Beginning of period                    $13.96          $13.54          $13.17          $9.77          $8.45
    End of period                          $6.91           $13.96          $13.54         $13.17          $9.77
  Accumulation units outstanding
  at the end of period                   2,369,637       3,275,982       3,155,445       1,799,922       806,182

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(468)

  Accumulation unit value:
    Beginning of period                    $8.15            N/A
    End of period                          $8.45            N/A
  Accumulation units outstanding
  at the end of period                     13,035           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.18          $9.67            N/A            N/A
    End of period                          $7.10           $10.75          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                    114,228         113,212          69,450           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(573)

  Accumulation unit value:
    Beginning of period                    $15.89          $15.06          $13.98         $12.71          $11.32
    End of period                          $9.74           $15.89          $15.06         $13.98          $12.71
  Accumulation units outstanding
  at the end of period                   1,165,144       1,348,549       1,188,593        632,503        275,899

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(573)

  Accumulation unit value:
    Beginning of period                    $12.39          $12.03          $10.65         $10.39          $9.59
    End of period                          $7.59           $12.39          $12.03         $10.65          $10.39
  Accumulation units outstanding
  at the end of period                   1,956,247       2,164,874       2,087,742       1,216,227       570,006

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1307)

  Accumulation unit value:
    Beginning of period                    $8.82           $10.20           N/A             N/A            N/A
    End of period                          $6.05           $8.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    283,008         142,643           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1307)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(468)

  Accumulation unit value:
    Beginning of period                    $18.27          $20.78          $19.32         $18.06          $16.34
    End of period                          $10.75          $18.27          $20.78         $19.32          $18.06
  Accumulation units outstanding
  at the end of period                   1,303,922       1,759,537       1,731,247        939,340        411,170

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(468)

  Accumulation unit value:
    Beginning of period                    $16.42           N/A
    End of period                          $16.34           N/A
  Accumulation units outstanding
  at the end of period                     6,470            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(480)

  Accumulation unit value:
    Beginning of period                    $14.79          $15.38          $13.33         $13.02          $11.29
    End of period                          $9.45           $14.79          $15.38         $13.33          $13.02
  Accumulation units outstanding
  at the end of period                   1,242,457       1,323,911       1,174,374        593,205        271,639

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(480)

  Accumulation unit value:
    Beginning of period                    $11.13           N/A
    End of period                          $11.29           N/A
  Accumulation units outstanding
  at the end of period                     25,892           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(585)

  Accumulation unit value:
    Beginning of period                    $6.82           $6.06           $5.65           $5.61          $5.25
    End of period                          $3.79           $6.82           $6.06           $5.65          $5.61
  Accumulation units outstanding
  at the end of period                    793,765         757,618         505,119         398,216         60,636

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(682)

  Accumulation unit value:
    Beginning of period                    $17.69          $15.08          $15.57         $11.42          $9.62
    End of period                          $9.13           $17.69          $15.08         $15.57          $11.42
  Accumulation units outstanding
  at the end of period                   3,852,656       4,632,708       4,554,541       1,443,727       148,436

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.15          $11.93         $11.07          $10.11
    End of period                          $8.03           $14.30          $13.15         $11.93          $11.07
  Accumulation units outstanding
  at the end of period                   1,489,528       1,732,989       1,678,228        767,048        132,420

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $14.96          $14.33          $12.48         $11.17          $9.76
    End of period                          $8.69           $14.96          $14.33         $12.48          $11.17
  Accumulation units outstanding
  at the end of period                    652,265         742,715         581,226         190,574        101,257

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1772)

  Accumulation unit value:
    Beginning of period                    $8.91            N/A             N/A             N/A            N/A
    End of period                          $4.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,949           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1773)

  Accumulation unit value:
    Beginning of period                    $7.90            N/A             N/A             N/A            N/A
    End of period                          $4.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    185,180           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.90          $10.00           N/A             N/A            N/A
    End of period                          $10.30          $10.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,137,210        334,811           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(573)

  Accumulation unit value:
    Beginning of period                    $14.74          $13.87          $13.65         $13.58          $13.10
    End of period                          $14.53          $14.74          $13.87         $13.65          $13.58
  Accumulation units outstanding
  at the end of period                   2,210,856       1,550,567       1,260,877        584,172        183,256

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(592)

  Accumulation unit value:
    Beginning of period                    $21.09          $23.16          $20.73         $19.41          $17.60
    End of period                          $12.32          $21.09          $23.16         $20.73          $19.41
  Accumulation units outstanding
  at the end of period                     35,749          31,681          27,269          7,065          2,808

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.39          $13.79          $12.70         $12.72          $12.38
    End of period                          $9.11           $13.39          $13.79         $12.70          $12.72
  Accumulation units outstanding
  at the end of period                   1,061,149       1,171,250       1,117,198        302,217        437,024

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $5.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,521           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,856           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(573)

  Accumulation unit value:
    Beginning of period                    $20.20          $21.80          $19.64         $19.06          $17.69
    End of period                          $10.47          $20.20          $21.80         $19.64          $19.06
  Accumulation units outstanding
  at the end of period                     56,954          51,879          23,376         12,705          4,004

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1900)

  Accumulation unit value:
    Beginning of period                    $8.74            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     51,277           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1457)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.07           N/A             N/A            N/A
    End of period                          $6.66           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,348,377        209,536           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1457)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.87           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    232,956          95,748           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.47          $10.23           N/A             N/A            N/A
    End of period                          $6.25           $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     99,795          47,348           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.52          $10.17           N/A             N/A            N/A
    End of period                          $7.58           $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    180,437          48,306           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.49          $10.21           N/A             N/A            N/A
    End of period                          $6.72           $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    201,694         133,342           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1459)

  Accumulation unit value:
    Beginning of period                    $9.76           $10.00           N/A             N/A            N/A
    End of period                          $7.10           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    192,255          9,012            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1459)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.24           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    363,915         106,733           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(586)

  Accumulation unit value:
    Beginning of period                    $15.99          $14.91          $13.14         $12.33          $11.17
    End of period                          $9.55           $15.99          $14.91         $13.14          $12.33
  Accumulation units outstanding
  at the end of period                    940,721         962,126         608,912         386,736        244,263

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.12          $10.50         $10.31          $9.94
    End of period                          $9.83           $11.61          $11.12         $10.50          $10.31
  Accumulation units outstanding
  at the end of period                   1,229,351        987,670         881,720         530,025        129,487

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(580)

  Accumulation unit value:
    Beginning of period                    $15.86          $14.86          $13.25         $12.56          $11.15
    End of period                          $10.07          $15.86          $14.86         $13.25          $12.56
  Accumulation units outstanding
  at the end of period                   2,271,060       2,156,181       1,781,184        911,546        554,010

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(695)

  Accumulation unit value:
    Beginning of period                    $12.41          $11.73          $10.82         $10.49          $10.03
    End of period                          $9.60           $12.41          $11.73         $10.82          $10.49
  Accumulation units outstanding
  at the end of period                   2,874,882       2,536,443       2,050,434        660,856         74,893

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(579)

  Accumulation unit value:
    Beginning of period                    $15.06          $14.12          $12.82         $12.26          $11.14
    End of period                          $10.72          $15.06          $14.12         $12.82          $12.26
  Accumulation units outstanding
  at the end of period                   3,257,478       3,844,784       3,234,407       1,572,196       610,776

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(579)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1014)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.81          $10.08           N/A            N/A
    End of period                          $7.96           $11.59          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                    113,002          68,861          40,989           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1014)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1066)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.94          $10.51           N/A            N/A
    End of period                          $7.70           $11.76          $10.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     56,367          20,269          12,101           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1062)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.01          $10.42           N/A            N/A
    End of period                          $7.52           $11.90          $11.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,003          18,869           337             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.56          $9.96            N/A            N/A
    End of period                          $8.91           $11.08          $10.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                    155,293         123,073          38,606           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.00           N/A             N/A            N/A
    End of period                          $6.36           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    392,774          97,158           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(581)

  Accumulation unit value:
    Beginning of period                    $26.97          $25.55          $22.89         $22.14          $20.10
    End of period                          $21.00          $26.97          $25.55         $22.89          $22.14
  Accumulation units outstanding
  at the end of period                    654,872         497,603         370,779         227,117         88,071

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                    $12.53          $12.18          $11.86         $11.76          $11.82
    End of period                          $12.57          $12.53          $12.18         $11.86          $11.76
  Accumulation units outstanding
  at the end of period                   4,289,563       1,846,976        846,464         469,721        152,752

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(581)

  Accumulation unit value:
    Beginning of period                    $21.77          $20.55          $17.31         $16.29          $14.35
    End of period                          $14.25          $21.77          $20.55         $17.31          $16.29
  Accumulation units outstanding
  at the end of period                    545,711         490,510         471,954         122,775         49,254

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $31.19          $28.84          $25.83         $24.79          $22.84
    End of period                          $17.50          $31.19          $28.84         $25.83          $24.79
  Accumulation units outstanding
  at the end of period                    427,927         434,205         288,652         177,361         70,116

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(480)

  Accumulation unit value:
    Beginning of period                    $43.53          $37.82          $36.06         $32.18          $27.76
    End of period                          $25.37          $43.53          $37.82         $36.06          $32.18
  Accumulation units outstanding
  at the end of period                    362,848         372,311         241,190         154,147         55,816

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(480)

  Accumulation unit value:
    Beginning of period                    $27.38           N/A
    End of period                          $27.76           N/A
  Accumulation units outstanding
  at the end of period                     10,526           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(573)

  Accumulation unit value:
    Beginning of period                    $15.78          $15.94          $13.52         $12.97          $11.54
    End of period                          $9.23           $15.78          $15.94         $13.52          $12.97
  Accumulation units outstanding
  at the end of period                    644,668         745,446         578,267         357,583        143,739

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.82%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1076)

  Accumulation unit value:
    Beginning of period                    $12.92          $15.48          $12.22           N/A            N/A
    End of period                          $8.16           $12.92          $15.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,606           1,477           1,006            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $18.26          $16.94          $14.07         $12.95          $11.33
    End of period                          $10.59          $18.26          $16.94         $14.07          $12.95
  Accumulation units outstanding
  at the end of period                     2,955           2,773           2,812           2,637          1,795

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $8.98           $11.71
    End of period                          $11.33          $8.98
  Accumulation units outstanding
  at the end of period                     12,828          12,303






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.31          $11.62         $11.04          $10.22
    End of period                          $8.56           $13.99          $12.31         $11.62          $11.04
  Accumulation units outstanding
  at the end of period                     5,433           7,182           5,723           1,266          1,469

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.00           $10.19
    End of period                          $10.22          $8.00
  Accumulation units outstanding
  at the end of period                     1,264           1,059

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.41          $14.09          $12.53         $11.77          $11.22
    End of period                          $9.12           $15.41          $14.09         $12.53          $11.77
  Accumulation units outstanding
  at the end of period                     6,189           6,742           8,399           9,107          9,382

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.25           $11.00
    End of period                          $11.22          $8.25
  Accumulation units outstanding
  at the end of period                     7,834           4,909






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.79          $10.83         $10.02          $9.33
    End of period                          $8.80           $12.49          $11.79         $10.83          $10.02
  Accumulation units outstanding
  at the end of period                     1,422           1,527           1,518           1,739          1,750

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $8.35           $9.10
    End of period                          $9.33           $8.35
  Accumulation units outstanding
  at the end of period                     1,454             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $29.40          $30.21           N/A             N/A            N/A
    End of period                          $16.61          $29.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      394             620             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $28.53          $26.48          $25.78         $25.08          $22.87
    End of period                          $16.56          $28.53          $26.48         $25.78          $25.08
  Accumulation units outstanding
  at the end of period                     1,210           1,419            706             707            707

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $17.19          $21.78
    End of period                          $22.87          $17.19
  Accumulation units outstanding
  at the end of period                      707             509






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.66          $11.84           N/A             N/A            N/A
    End of period                          $6.54           $13.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,586            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $18.40          $18.63          $16.89         $16.63          $15.93
    End of period                          $11.01          $18.40          $18.63         $16.89          $16.63
  Accumulation units outstanding
  at the end of period                     1,865           1,832           1,805           1,909          1,933

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $13.03          $16.41
    End of period                          $15.93          $13.03
  Accumulation units outstanding
  at the end of period                     1,881             36

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $24.86          $22.59          $19.16         $19.03          $16.31
    End of period                          $15.07          $24.86          $22.59         $19.16          $19.03
  Accumulation units outstanding
  at the end of period                      417             416             429             490            497

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.86          $16.19
    End of period                          $16.31          $11.86
  Accumulation units outstanding
  at the end of period                      987              23






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.16           N/A             N/A            N/A
    End of period                          $6.22           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,925           2,941            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.32           N/A             N/A            N/A
    End of period                          $5.77           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,597           5,597            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.85          $11.26           N/A             N/A            N/A
    End of period                          $7.48           $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,115           4,975            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.32           N/A             N/A            N/A
    End of period                          $6.00           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,432           5,432            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(965)

  Accumulation unit value:
    Beginning of period                    $11.61          $12.60          $10.90         $11.14           N/A
    End of period                          $7.62           $11.61          $12.60         $10.90           N/A
  Accumulation units outstanding
  at the end of period                      781             713             618             738            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(965)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(163)

  Accumulation unit value:
    Beginning of period                    $19.47          $18.53          $18.03         $17.89          $17.04
    End of period                          $18.13          $19.47          $18.53         $18.03          $17.89
  Accumulation units outstanding
  at the end of period                     2,102           1,980           2,172           2,657          1,603

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(163)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.37
    End of period                          $17.04          $15.29
  Accumulation units outstanding
  at the end of period                     2,339           1,302






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(965)

  Accumulation unit value:
    Beginning of period                    $12.91          $12.79          $11.25         $11.29           N/A
    End of period                          $8.10           $12.91          $12.79         $11.25           N/A
  Accumulation units outstanding
  at the end of period                      973             903             854             728            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(965)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(308)

  Accumulation unit value:
    Beginning of period                    $16.87          $15.35          $11.84         $10.17          $8.45
    End of period                          $9.20           $16.87          $15.35         $11.84          $10.17
  Accumulation units outstanding
  at the end of period                     1,140           1,202           2,595           2,602          2,469

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(308)

  Accumulation unit value:
    Beginning of period                    $5.88            N/A
    End of period                          $8.45            N/A
  Accumulation units outstanding
  at the end of period                     2,477            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $24.53          $24.87           N/A             N/A            N/A
    End of period                          $13.38          $24.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       95              95             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(163)

  Accumulation unit value:
    Beginning of period                    $15.93          $15.25          $15.04         $14.97          $14.68
    End of period                          $16.67          $15.93          $15.25         $15.04          $14.97
  Accumulation units outstanding
  at the end of period                     2,353           2,675           2,862           6,819          6,680

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(163)

  Accumulation unit value:
    Beginning of period                    $14.77          $14.33
    End of period                          $14.68          $14.77
  Accumulation units outstanding
  at the end of period                     6,754           6,721






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.05          $14.31           N/A             N/A            N/A
    End of period                          $6.89           $14.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,041           1,313            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $19.26          $20.14          $17.90         $16.76          $13.68
    End of period                          $11.54          $19.26          $20.14         $17.90          $16.76
  Accumulation units outstanding
  at the end of period                     7,743           8,573           10,191         14,300          13,722

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.81          $13.24
    End of period                          $13.68          $10.81
  Accumulation units outstanding
  at the end of period                     13,879          7,851






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $15.34          $16.76          $14.61         $14.22          $12.55
    End of period                          $9.25           $15.34          $16.76         $14.61          $14.22
  Accumulation units outstanding
  at the end of period                     8,957           9,680           11,257         11,833          16,659

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $9.21           $12.04
    End of period                          $12.55          $9.21
  Accumulation units outstanding
  at the end of period                     16,746          8,993

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(175)

  Accumulation unit value:
    Beginning of period                    $11.76          $12.33          $11.19         $11.74          $9.80
    End of period                          $7.48           $11.76          $12.33         $11.19          $11.74
  Accumulation units outstanding
  at the end of period                     4,539           8,138           8,742           9,149          9,471

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(175)

  Accumulation unit value:
    Beginning of period                    $7.52           $8.28
    End of period                          $9.80           $7.52
  Accumulation units outstanding
  at the end of period                     4,439           1,707

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(163)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.17          $10.98         $10.98          $10.79
    End of period                          $11.89          $11.68          $11.17         $10.98          $10.98
  Accumulation units outstanding
  at the end of period                     5,980           6,306           6,295           7,396          8,137

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(163)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.37
    End of period                          $10.79          $10.67
  Accumulation units outstanding
  at the end of period                     4,675           2,556






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $6.05           $6.56            N/A             N/A            N/A
    End of period                          $3.59           $6.05            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,290            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $11.00          $11.09          $8.72           $9.41          $9.32
    End of period                          $5.83           $11.00          $11.09          $8.72          $9.41
  Accumulation units outstanding
  at the end of period                     8,002           11,828          14,192         15,360          14,895

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $7.54           $9.29
    End of period                          $9.32           $7.54
  Accumulation units outstanding
  at the end of period                     6,841           2,041

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1149)

  Accumulation unit value:
    Beginning of period                    $10.41          $11.79          $10.87           N/A            N/A
    End of period                          $5.18           $10.41          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                      292             326             342             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1149)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.73           $9.55           $8.32           $8.13          $7.44
    End of period                          $5.94           $9.73           $9.55           $8.32          $8.13
  Accumulation units outstanding
  at the end of period                     4,974           4,962           4,990           6,299          5,965

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $5.87           $7.50
    End of period                          $7.44           $5.87
  Accumulation units outstanding
  at the end of period                     5,973           4,201

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(175)

  Accumulation unit value:
    Beginning of period                    $18.76          $17.19          $12.49         $11.55          $9.18
    End of period                          $9.48           $18.76          $17.19         $12.49          $11.55
  Accumulation units outstanding
  at the end of period                      920            4,062           4,965           5,740          6,759

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(175)

  Accumulation unit value:
    Beginning of period                    $7.02           $7.79
    End of period                          $9.18           $7.02
  Accumulation units outstanding
  at the end of period                     1,549            264






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(965)

  Accumulation unit value:
    Beginning of period                    $12.30          $11.64          $11.16         $10.98           N/A
    End of period                          $9.27           $12.30          $11.64         $11.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              624            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(965)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(179)

  Accumulation unit value:
    Beginning of period                    $19.98          $18.43          $14.95         $13.43          $11.45
    End of period                          $11.20          $19.98          $18.43         $14.95          $13.43
  Accumulation units outstanding
  at the end of period                     10,494          12,320          11,932         11,608          11,484

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(179)

  Accumulation unit value:
    Beginning of period                    $8.49           $8.70
    End of period                          $11.45          $8.49
  Accumulation units outstanding
  at the end of period                     4,668           1,308

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(708)

  Accumulation unit value:
    Beginning of period                    $13.76          $13.82          $11.84         $10.90          $10.47
    End of period                          $7.77           $13.76          $13.82         $11.84          $10.90
  Accumulation units outstanding
  at the end of period                     51,479          53,987          55,394         23,111          5,288

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(708)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1076)

  Accumulation unit value:
    Beginning of period                    $36.07          $27.16          $24.45           N/A            N/A
    End of period                          $22.01          $36.07          $27.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                      251             500             251             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(175)

  Accumulation unit value:
    Beginning of period                    $13.95          $13.53          $13.16          $9.76          $8.45
    End of period                          $6.90           $13.95          $13.53         $13.16          $9.76
  Accumulation units outstanding
  at the end of period                     5,293           8,057           8,783          10,483          12,044

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(175)

  Accumulation unit value:
    Beginning of period                    $7.24           $8.55
    End of period                          $8.45           $7.24
  Accumulation units outstanding
  at the end of period                     5,167            241






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(163)

  Accumulation unit value:
    Beginning of period                    $15.88          $15.05          $13.97         $12.70          $11.17
    End of period                          $9.73           $15.88          $15.05         $13.97          $12.70
  Accumulation units outstanding
  at the end of period                     6,391           5,973           6,069           7,331          8,822

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(163)

  Accumulation unit value:
    Beginning of period                    $8.46           $8.06
    End of period                          $11.17          $8.46
  Accumulation units outstanding
  at the end of period                     4,367           1,111






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $12.39          $12.03          $10.64         $10.38          $9.61
    End of period                          $7.58           $12.39          $12.03         $10.64          $10.38
  Accumulation units outstanding
  at the end of period                     15,404          14,734          14,938         14,936          15,775

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $7.66           $9.67
    End of period                          $9.61           $7.66
  Accumulation units outstanding
  at the end of period                     5,728           1,640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(175)

  Accumulation unit value:
    Beginning of period                    $18.25          $20.76          $19.31         $18.05          $16.33
    End of period                          $10.74          $18.25          $20.76         $19.31          $18.05
  Accumulation units outstanding
  at the end of period                     1,054           3,264           3,650           3,849          4,244

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(175)

  Accumulation unit value:
    Beginning of period                    $11.23          $11.75
    End of period                          $16.33          $11.23
  Accumulation units outstanding
  at the end of period                     1,386            175

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(163)

  Accumulation unit value:
    Beginning of period                    $14.78          $15.37          $13.33         $13.02          $11.29
    End of period                          $9.44           $14.78          $15.37         $13.33          $13.02
  Accumulation units outstanding
  at the end of period                     4,837           4,321           4,334           5,773          7,733

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(163)

  Accumulation unit value:
    Beginning of period                    $7.88           $7.60
    End of period                          $11.29          $7.88
  Accumulation units outstanding
  at the end of period                     3,513           1,193






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(1222)

  Accumulation unit value:
    Beginning of period                    $6.82           $6.06           $6.08            N/A            N/A
    End of period                          $3.79           $6.82           $6.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              986            1,034            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(1222)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(852)

  Accumulation unit value:
    Beginning of period                    $17.69          $15.07          $15.57         $12.79           N/A
    End of period                          $9.13           $17.69          $15.07         $15.57           N/A
  Accumulation units outstanding
  at the end of period                     1,395           1,420           1,433           1,173           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(852)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.95          $14.32          $12.47         $11.16          $9.64
    End of period                          $8.68           $14.95          $14.32         $12.47          $11.16
  Accumulation units outstanding
  at the end of period                     11,318          13,093          16,343         19,105          20,752

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $6.98           $9.15
    End of period                          $9.64           $6.98
  Accumulation units outstanding
  at the end of period                     5,237            490






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1925)

  Accumulation unit value:
    Beginning of period                    $4.13            N/A             N/A             N/A            N/A
    End of period                          $4.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,031            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1925)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.90          $10.80           N/A             N/A            N/A
    End of period                          $10.30          $10.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,318            322             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.86          $13.64         $13.57          $13.23
    End of period                          $14.52          $14.73          $13.86         $13.64          $13.57
  Accumulation units outstanding
  at the end of period                     8,699           9,988           10,573         12,346          10,928

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.86          $12.19
    End of period                          $13.23          $12.86
  Accumulation units outstanding
  at the end of period                     12,296          10,924






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(309)

  Accumulation unit value:
    Beginning of period                    $21.07          $23.13          $20.71         $19.39          $17.47
    End of period                          $12.31          $21.07          $23.13         $20.71          $19.39
  Accumulation units outstanding
  at the end of period                       -               -              248             249             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(309)

  Accumulation unit value:
    Beginning of period                    $14.01           N/A
    End of period                          $17.47           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.38          $13.78          $12.69         $12.71          $12.37
    End of period                          $9.10           $13.38          $13.78         $12.69          $12.71
  Accumulation units outstanding
  at the end of period                     3,641           5,210           4,857           4,894          5,208

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $20.17          $21.77          $19.61         $19.04          $17.67
    End of period                          $10.46          $20.17          $21.77         $19.61          $19.04
  Accumulation units outstanding
  at the end of period                      249             250             251             251            296

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $14.44          $17.95
    End of period                          $17.67          $14.44
  Accumulation units outstanding
  at the end of period                      298             253

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(142)

  Accumulation unit value:
    Beginning of period                    $15.97          $14.90          $13.13         $12.33          $11.15
    End of period                          $9.54           $15.97          $14.90         $13.13          $12.33
  Accumulation units outstanding
  at the end of period                     38,854          58,112          63,450         66,545          61,414

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(142)

  Accumulation unit value:
    Beginning of period                    $8.95           $9.91
    End of period                          $11.15          $8.95
  Accumulation units outstanding
  at the end of period                     39,824          28,499






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(114)

  Accumulation unit value:
    Beginning of period                    $15.84          $14.84          $13.24         $12.55          $11.47
    End of period                          $10.06          $15.84          $14.84         $13.24          $12.55
  Accumulation units outstanding
  at the end of period                     38,612          43,265          23,185         60,713          65,225

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(114)

  Accumulation unit value:
    Beginning of period                    $9.60           $10.94
    End of period                          $11.47          $9.60
  Accumulation units outstanding
  at the end of period                     15,408          17,347






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $9.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,234            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(174)

  Accumulation unit value:
    Beginning of period                    $15.05          $14.11          $12.81         $12.25          $11.39
    End of period                          $10.71          $15.05          $14.11         $12.81          $12.25
  Accumulation units outstanding
  at the end of period                     24,154          23,061          18,687         19,852          27,121

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(174)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.01
    End of period                          $11.39          $9.85
  Accumulation units outstanding
  at the end of period                     23,977          27,345






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $26.94          $25.52          $22.87         $22.11          $20.31
    End of period                          $20.97          $26.94          $25.52         $22.87          $22.11
  Accumulation units outstanding
  at the end of period                     11,882          3,811           4,926           5,051          6,358

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $17.01          $18.53
    End of period                          $20.31          $17.01
  Accumulation units outstanding
  at the end of period                     3,838            580






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(287)

  Accumulation unit value:
    Beginning of period                    $12.51          $12.16          $11.85         $11.75          $11.87
    End of period                          $12.55          $12.51          $12.16         $11.85          $11.75
  Accumulation units outstanding
  at the end of period                     2,281           2,283           3,260            978            982

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(287)

  Accumulation unit value:
    Beginning of period                    $12.01           N/A
    End of period                          $11.87           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(965)

  Accumulation unit value:
    Beginning of period                    $21.75          $20.54          $17.30         $17.47           N/A
    End of period                          $14.24          $21.75          $20.54         $17.30           N/A
  Accumulation units outstanding
  at the end of period                     2,071           1,999           2,018           1,568           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(965)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(225)

  Accumulation unit value:
    Beginning of period                    $31.14          $28.80          $25.80         $24.76          $22.95
    End of period                          $17.48          $31.14          $28.80         $25.80          $24.76
  Accumulation units outstanding
  at the end of period                     8,105           8,770           6,130           6,302          6,028

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(225)

  Accumulation unit value:
    Beginning of period                    $17.90          $18.21
    End of period                          $22.95          $17.90
  Accumulation units outstanding
  at the end of period                     4,154             43

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $43.48          $37.78          $36.02         $32.15          $27.74
    End of period                          $25.34          $43.48          $37.78         $36.02          $32.15
  Accumulation units outstanding
  at the end of period                     4,694           5,243           6,035           6,390          6,159

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $20.38          $26.43
    End of period                          $27.74          $20.38
  Accumulation units outstanding
  at the end of period                     5,164           2,803






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(169)

  Accumulation unit value:
    Beginning of period                    $15.77          $15.93          $13.51         $12.96          $11.46
    End of period                          $9.22           $15.77          $15.93         $13.51          $12.96
  Accumulation units outstanding
  at the end of period                     27,907          32,834          34,525         38,108          36,169

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(169)

  Accumulation unit value:
    Beginning of period                    $8.98           $9.04
    End of period                          $11.46          $8.98
  Accumulation units outstanding
  at the end of period                     27,323          22,118

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.845%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $12.91          $15.48          $11.56         $11.24           N/A
    End of period                          $8.15           $12.91          $15.48         $11.56           N/A
  Accumulation units outstanding
  at the end of period                      686            6,852           17,505          3,064           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $18.20          $16.89          $14.04         $12.92          $11.31
    End of period                          $10.55          $18.20          $16.89         $14.04          $12.92
  Accumulation units outstanding
  at the end of period                     2,418           9,376           10,937          8,358          5,218

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $8.96           $11.69
    End of period                          $11.31          $8.96
  Accumulation units outstanding
  at the end of period                     1,109             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.29          $11.61         $11.03          $10.21
    End of period                          $8.55           $13.97          $12.29         $11.61          $11.03
  Accumulation units outstanding
  at the end of period                     6,422           22,490          27,567         21,464          25,134

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $8.00           $10.19
    End of period                          $10.21          $8.00
  Accumulation units outstanding
  at the end of period                     12,197          5,096

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $15.38          $14.07          $12.52         $11.76          $11.21
    End of period                          $9.10           $15.38          $14.07         $12.52          $11.76
  Accumulation units outstanding
  at the end of period                      344            5,060           19,441         21,670          28,636

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $8.25           $11.00
    End of period                          $11.21          $8.25
  Accumulation units outstanding
  at the end of period                     30,965          8,037






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(121)

  Accumulation unit value:
    Beginning of period                    $12.44          $11.74          $10.79          $9.98          $9.30
    End of period                          $8.76           $12.44          $11.74         $10.79          $9.98
  Accumulation units outstanding
  at the end of period                     1,259           13,013          32,020         35,081          37,336

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(121)

  Accumulation unit value:
    Beginning of period                    $8.32           $9.09
    End of period                          $9.30           $8.32
  Accumulation units outstanding
  at the end of period                     29,660          8,262

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(773)

  Accumulation unit value:
    Beginning of period                    $29.28          $24.72          $22.23         $21.27           N/A
    End of period                          $16.53          $29.28          $24.72         $22.23           N/A
  Accumulation units outstanding
  at the end of period                      748            4,213            171             24             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(121)

  Accumulation unit value:
    Beginning of period                    $28.44          $26.40          $25.71         $25.02          $22.82
    End of period                          $16.51          $28.44          $26.40         $25.71          $25.02
  Accumulation units outstanding
  at the end of period                      713            4,915           6,204          11,125          9,998

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(121)

  Accumulation unit value:
    Beginning of period                    $17.16          $21.74
    End of period                          $22.82          $17.16
  Accumulation units outstanding
  at the end of period                     7,822           2,277






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.66          $10.36           N/A             N/A            N/A
    End of period                          $6.54           $13.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      267            8,660            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(121)

  Accumulation unit value:
    Beginning of period                    $18.31          $18.54          $16.81         $16.57          $15.87
    End of period                          $10.96          $18.31          $18.54         $16.81          $16.57
  Accumulation units outstanding
  at the end of period                      503            3,916           12,278          9,778          11,568

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(121)

  Accumulation unit value:
    Beginning of period                    $12.98          $16.39
    End of period                          $15.87          $12.98
  Accumulation units outstanding
  at the end of period                     9,193           6,638

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(121)

  Accumulation unit value:
    Beginning of period                    $24.63          $22.38          $18.99         $18.86          $16.17
    End of period                          $14.92          $24.63          $22.38         $18.99          $18.86
  Accumulation units outstanding
  at the end of period                     1,101           4,199           5,663           4,451          6,889

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(121)

  Accumulation unit value:
    Beginning of period                    $11.77          $16.17
    End of period                          $16.17          $11.77
  Accumulation units outstanding
  at the end of period                     3,905            426






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.91           $9.94            N/A             N/A            N/A
    End of period                          $6.22           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             13,987           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.89           $9.94            N/A             N/A            N/A
    End of period                          $5.76           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      971            7,659            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1134)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.84          $10.20           N/A            N/A
    End of period                          $7.48           $10.84          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,123           21,289          4,742            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.84           $9.82            N/A             N/A            N/A
    End of period                          $6.00           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,658            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                    $11.60          $12.59          $10.90         $10.96           N/A
    End of period                          $7.62           $11.60          $12.59         $10.90           N/A
  Accumulation units outstanding
  at the end of period                       -              500             361              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(121)

  Accumulation unit value:
    Beginning of period                    $19.41          $18.48          $17.98         $17.85          $17.00
    End of period                          $18.07          $19.41          $18.48         $17.98          $17.85
  Accumulation units outstanding
  at the end of period                     2,096           7,020           21,068         23,352          16,295

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(121)

  Accumulation unit value:
    Beginning of period                    $15.26          $14.66
    End of period                          $17.00          $15.26
  Accumulation units outstanding
  at the end of period                     13,259          2,901






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                    $12.90          $12.78          $11.25         $10.99           N/A
    End of period                          $8.09           $12.90          $12.78         $11.25           N/A
  Accumulation units outstanding
  at the end of period                       -             4,846            647              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.48          $10.18          $9.97            N/A            N/A
    End of period                          $9.67           $10.48          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,448           3,670           3,022            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(289)

  Accumulation unit value:
    Beginning of period                    $16.83          $15.31          $11.82         $10.15          $8.44
    End of period                          $9.17           $16.83          $15.31         $11.82          $10.15
  Accumulation units outstanding
  at the end of period                     7,303           19,953          50,630         32,626          35,140

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(289)

  Accumulation unit value:
    Beginning of period                    $5.62            N/A
    End of period                          $8.44            N/A
  Accumulation units outstanding
  at the end of period                     48,936           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(232)

  Accumulation unit value:
    Beginning of period                    $24.46          $23.08          $20.98         $20.13          $17.37
    End of period                          $13.34          $24.46          $23.08         $20.98          $20.13
  Accumulation units outstanding
  at the end of period                      518            1,722           1,856           2,589          1,910

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(232)

  Accumulation unit value:
    Beginning of period                    $13.05          $13.66
    End of period                          $17.37          $13.05
  Accumulation units outstanding
  at the end of period                      551             185

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(121)

  Accumulation unit value:
    Beginning of period                    $15.88          $15.21          $15.00         $14.93          $14.64
    End of period                          $16.61          $15.88          $15.21         $15.00          $14.93
  Accumulation units outstanding
  at the end of period                     2,345           9,112           21,669         32,558          36,329

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(121)

  Accumulation unit value:
    Beginning of period                    $14.74          $13.61
    End of period                          $14.64          $14.74
  Accumulation units outstanding
  at the end of period                     48,268          30,006






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $14.05          $10.85          $10.13           N/A            N/A
    End of period                          $6.89           $14.05          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,668           13,064          6,068            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(251)

  Accumulation unit value:
    Beginning of period                    $19.21          $20.10          $17.87         $16.73          $13.66
    End of period                          $11.51          $19.21          $20.10         $17.87          $16.73
  Accumulation units outstanding
  at the end of period                      978            14,683          37,294         34,408          34,918

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(251)

  Accumulation unit value:
    Beginning of period                    $10.80          $13.19
    End of period                          $13.66          $10.80
  Accumulation units outstanding
  at the end of period                     27,734          9,446






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(251)

  Accumulation unit value:
    Beginning of period                    $15.30          $16.72          $14.59         $14.20          $12.53
    End of period                          $9.23           $15.30          $16.72         $14.59          $14.20
  Accumulation units outstanding
  at the end of period                      763            9,662           32,709         27,914          41,085

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(251)

  Accumulation unit value:
    Beginning of period                    $9.20           $12.18
    End of period                          $12.53          $9.20
  Accumulation units outstanding
  at the end of period                     25,253          19,507

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1395)

  Accumulation unit value:
    Beginning of period                    $9.80           $9.78            N/A             N/A            N/A
    End of period                          $6.13           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              242             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1395)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                    $11.74          $12.31          $11.17         $11.72          $9.79
    End of period                          $7.46           $11.74          $12.31         $11.17          $11.72
  Accumulation units outstanding
  at the end of period                     11,086          62,451         136,489         142,096        157,763

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                    $7.51           $9.25
    End of period                          $9.79           $7.51
  Accumulation units outstanding
  at the end of period                     91,887          31,310

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(133)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.16          $10.97         $10.97          $10.78
    End of period                          $11.87          $11.66          $11.16         $10.97          $10.97
  Accumulation units outstanding
  at the end of period                     1,927           25,409          39,023         30,888          36,738

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(133)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.09
    End of period                          $10.78          $10.66
  Accumulation units outstanding
  at the end of period                     32,688          11,168






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(747)

  Accumulation unit value:
    Beginning of period                    $6.04           $5.90           $4.42           $4.31           N/A
    End of period                          $3.58           $6.04           $5.90           $4.42           N/A
  Accumulation units outstanding
  at the end of period                       -             23,437          32,815          9,160           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(596)

  Accumulation unit value:
    Beginning of period                    $10.28          $11.37          $10.21         $10.65          $9.90
    End of period                          $6.93           $10.28          $11.37         $10.21          $10.65
  Accumulation units outstanding
  at the end of period                      506            1,935           1,409           4,669          3,843

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(121)

  Accumulation unit value:
    Beginning of period                    $10.98          $11.07          $8.70           $9.40          $9.31
    End of period                          $5.82           $10.98          $11.07          $8.70          $9.40
  Accumulation units outstanding
  at the end of period                     22,265          79,420         170,889         151,971        177,876

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(121)

  Accumulation unit value:
    Beginning of period                    $7.54           $9.29
    End of period                          $9.31           $7.54
  Accumulation units outstanding
  at the end of period                    135,151          47,649

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                    $10.41          $11.78          $10.06           N/A            N/A
    End of period                          $5.17           $10.41          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,533           7,656           19,060           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(245)

  Accumulation unit value:
    Beginning of period                    $9.71           $9.53           $8.31           $8.12          $7.43
    End of period                          $5.93           $9.71           $9.53           $8.31          $8.12
  Accumulation units outstanding
  at the end of period                     2,154           36,086          15,334         19,102          18,787

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(245)

  Accumulation unit value:
    Beginning of period                    $5.86           $5.99
    End of period                          $7.43           $5.86
  Accumulation units outstanding
  at the end of period                     14,573          3,534

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(577)

  Accumulation unit value:
    Beginning of period                    $11.68          $14.40          $12.36         $11.86          $10.35
    End of period                          $5.66           $11.68          $14.40         $12.36          $11.86
  Accumulation units outstanding
  at the end of period                      328            1,858           6,417           2,234           240

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(127)

  Accumulation unit value:
    Beginning of period                    $18.72          $17.16          $12.47         $11.53          $9.17
    End of period                          $9.46           $18.72          $17.16         $12.47          $11.53
  Accumulation units outstanding
  at the end of period                     15,757          70,222         133,824         123,303        131,974

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(127)

  Accumulation unit value:
    Beginning of period                    $7.01           $8.54
    End of period                          $9.17           $7.01
  Accumulation units outstanding
  at the end of period                     90,528          28,402






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(493)

  Accumulation unit value:
    Beginning of period                    $12.27          $11.62          $11.14         $10.55          $10.45
    End of period                          $9.25           $12.27          $11.62         $11.14          $10.55
  Accumulation units outstanding
  at the end of period                     1,176           5,500           5,842          10,058          2,161

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1431)

  Accumulation unit value:
    Beginning of period                    $9.88           $10.35           N/A             N/A            N/A
    End of period                          $6.80           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,344            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1431)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(155)

  Accumulation unit value:
    Beginning of period                    $19.95          $18.41          $14.93         $13.42          $11.44
    End of period                          $11.18          $19.95          $18.41         $14.93          $13.42
  Accumulation units outstanding
  at the end of period                     4,756           16,112          24,764         26,725          29,331

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(155)

  Accumulation unit value:
    Beginning of period                    $8.49           $8.92
    End of period                          $11.44          $8.49
  Accumulation units outstanding
  at the end of period                     21,818          2,375

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(727)

  Accumulation unit value:
    Beginning of period                    $13.75          $13.81          $11.84         $10.90          $10.74
    End of period                          $7.76           $13.75          $13.81         $11.84          $10.90
  Accumulation units outstanding
  at the end of period                     2,029           34,912          98,895         53,193          7,647

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(727)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                    $11.93          $10.70          $9.04            N/A            N/A
    End of period                          $6.32           $11.93          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             44,019          1,229            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                    $12.64          $10.81          $10.52         $10.82          $10.03
    End of period                          $7.26           $12.64          $10.81         $10.52          $10.82
  Accumulation units outstanding
  at the end of period                      339            7,080           7,418          10,279          5,076

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.25           N/A             N/A            N/A
    End of period                          $6.12           $11.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      561             424             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(493)

  Accumulation unit value:
    Beginning of period                    $36.01          $27.11          $22.86         $17.02          $13.17
    End of period                          $21.96          $36.01          $27.11         $22.86          $17.02
  Accumulation units outstanding
  at the end of period                      522            12,428          18,269         17,325          7,933

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $13.92          $13.50          $13.14          $9.75          $8.44
    End of period                          $6.88           $13.92          $13.50         $13.14          $9.75
  Accumulation units outstanding
  at the end of period                     14,626          49,980          96,014         109,307        123,189

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $7.23           $9.63
    End of period                          $8.44           $7.23
  Accumulation units outstanding
  at the end of period                     87,585          29,281






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1077)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.17          $9.60            N/A            N/A
    End of period                          $7.10           $10.74          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,863           1,858            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1077)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(121)

  Accumulation unit value:
    Beginning of period                    $15.85          $15.03          $13.96         $12.70          $11.17
    End of period                          $9.71           $15.85          $15.03         $13.96          $12.70
  Accumulation units outstanding
  at the end of period                     7,706           24,674          35,585         54,862          67,771

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(121)

  Accumulation unit value:
    Beginning of period                    $8.46           $10.81
    End of period                          $11.17          $8.46
  Accumulation units outstanding
  at the end of period                     35,469          3,345






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(121)

  Accumulation unit value:
    Beginning of period                    $12.37          $12.01          $10.63         $10.37          $9.60
    End of period                          $7.57           $12.37          $12.01         $10.63          $10.37
  Accumulation units outstanding
  at the end of period                     11,482          68,128         113,025         135,473        142,077

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(121)

  Accumulation unit value:
    Beginning of period                    $7.65           $9.67
    End of period                          $9.60           $7.65
  Accumulation units outstanding
  at the end of period                     85,800          16,925

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                    $8.82           $10.09           N/A             N/A            N/A
    End of period                          $6.04           $8.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              390             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(127)

  Accumulation unit value:
    Beginning of period                    $18.22          $20.72          $19.28         $18.03          $16.31
    End of period                          $10.72          $18.22          $20.72         $19.28          $18.03
  Accumulation units outstanding
  at the end of period                     7,413           29,946          54,499         56,139          65,447

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(127)

  Accumulation unit value:
    Beginning of period                    $11.22          $13.80
    End of period                          $16.31          $11.22
  Accumulation units outstanding
  at the end of period                     51,033          20,999

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(107)

  Accumulation unit value:
    Beginning of period                    $14.76          $15.36          $13.31         $13.01          $11.29
    End of period                          $9.43           $14.76          $15.36         $13.31          $13.01
  Accumulation units outstanding
  at the end of period                     6,639           21,849          34,592         46,667          53,176

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(107)

  Accumulation unit value:
    Beginning of period                    $7.88           $10.37
    End of period                          $11.29          $7.88
  Accumulation units outstanding
  at the end of period                     41,777          3,527






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(497)

  Accumulation unit value:
    Beginning of period                    $6.80           $6.05           $5.63           $5.60          $6.15
    End of period                          $3.78           $6.80           $6.05           $5.63          $5.60
  Accumulation units outstanding
  at the end of period                     3,253           10,403          20,020         12,454          1,928

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(497)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                    $17.67          $15.07          $15.56         $11.42          $9.91
    End of period                          $9.12           $17.67          $15.07         $15.56          $11.42
  Accumulation units outstanding
  at the end of period                     3,636           28,465          43,747         46,944          14,728

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                    $14.28          $13.14          $11.93         $11.07          $10.04
    End of period                          $8.02           $14.28          $13.14         $11.93          $11.07
  Accumulation units outstanding
  at the end of period                     3,412           4,835           10,021         11,915          5,293

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $14.93          $14.30          $12.45         $11.15          $9.63
    End of period                          $8.67           $14.93          $14.30         $12.45          $11.15
  Accumulation units outstanding
  at the end of period                      981            14,603          24,345         21,246          18,450

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $6.98           $9.15
    End of period                          $9.63           $6.98
  Accumulation units outstanding
  at the end of period                     14,977          3,319






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1816)

  Accumulation unit value:
    Beginning of period                    $7.42            N/A             N/A             N/A            N/A
    End of period                          $4.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,444            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1816)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.90          $10.27           N/A             N/A            N/A
    End of period                          $10.30          $10.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,654           7,236            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(251)

  Accumulation unit value:
    Beginning of period                    $14.69          $13.83          $13.61         $13.55          $13.21
    End of period                          $14.48          $14.69          $13.83         $13.61          $13.55
  Accumulation units outstanding
  at the end of period                     28,057          61,673         116,024         148,259        147,393

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(251)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.25
    End of period                          $13.21          $12.85
  Accumulation units outstanding
  at the end of period                    130,556         111,887






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(148)

  Accumulation unit value:
    Beginning of period                    $21.00          $23.07          $20.65         $19.35          $17.43
    End of period                          $12.27          $21.00          $23.07         $20.65          $19.35
  Accumulation units outstanding
  at the end of period                       -             1,989           2,777           3,363          5,161

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(148)

  Accumulation unit value:
    Beginning of period                    $13.96          $15.38
    End of period                          $17.43          $13.96
  Accumulation units outstanding
  at the end of period                     5,685            705

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.35          $13.75          $12.67         $12.69          $12.35
    End of period                          $9.07           $13.35          $13.75         $12.67          $12.69
  Accumulation units outstanding
  at the end of period                     12,979          90,668         113,630         81,222         133,298

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(121)

  Accumulation unit value:
    Beginning of period                    $20.11          $21.71          $19.56         $18.99          $17.63
    End of period                          $10.42          $20.11          $21.71         $19.56          $18.99
  Accumulation units outstanding
  at the end of period                       44            2,845           4,255           5,032          3,773

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(121)

  Accumulation unit value:
    Beginning of period                    $14.42          $17.92
    End of period                          $17.63          $14.42
  Accumulation units outstanding
  at the end of period                     5,614           3,958

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.27            N/A             N/A             N/A            N/A
    End of period                          $6.66            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      389             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.48          $10.11           N/A             N/A            N/A
    End of period                          $6.71           $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             13,922           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $15.93          $14.87          $13.10         $12.30          $11.13
    End of period                          $9.52           $15.93          $14.87         $13.10          $12.30
  Accumulation units outstanding
  at the end of period                     12,534          69,112          88,322         112,507        133,837

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $8.94           $10.99
    End of period                          $11.13          $8.94
  Accumulation units outstanding
  at the end of period                     34,011          22,896






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(759)

  Accumulation unit value:
    Beginning of period                    $11.59          $11.11          $10.49         $10.27           N/A
    End of period                          $9.82           $11.59          $11.11         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     12,701          18,457          8,063           6,902           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $15.80          $14.81          $13.22         $12.53          $11.46
    End of period                          $10.03          $15.80          $14.81         $13.22          $12.53
  Accumulation units outstanding
  at the end of period                     3,562           97,075         173,859         203,613        217,716

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $9.59           $11.11
    End of period                          $11.46          $9.59
  Accumulation units outstanding
  at the end of period                    174,553          97,686






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1108)

  Accumulation unit value:
    Beginning of period                    $12.40          $11.72          $10.95           N/A            N/A
    End of period                          $9.59           $12.40          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,524           22,360          5,381            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1108)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $15.01          $14.08          $12.78         $12.23          $11.37
    End of period                          $10.68          $15.01          $14.08         $12.78          $12.23
  Accumulation units outstanding
  at the end of period                     41,544         156,187         251,433         229,434        204,097

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $9.84           $10.87
    End of period                          $11.37          $9.84
  Accumulation units outstanding
  at the end of period                    147,635          55,711






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(121)

  Accumulation unit value:
    Beginning of period                    $26.85          $25.45          $22.81         $22.06          $20.27
    End of period                          $20.90          $26.85          $25.45         $22.81          $22.06
  Accumulation units outstanding
  at the end of period                     4,386           27,448          36,619         36,882          42,174

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(121)

  Accumulation unit value:
    Beginning of period                    $16.98          $18.49
    End of period                          $20.27          $16.98
  Accumulation units outstanding
  at the end of period                     30,859          5,038






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(121)

  Accumulation unit value:
    Beginning of period                    $12.47          $12.13          $11.82         $11.72          $11.85
    End of period                          $12.51          $12.47          $12.13         $11.82          $11.72
  Accumulation units outstanding
  at the end of period                     7,612          111,187          39,509         31,836          63,542

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(121)

  Accumulation unit value:
    Beginning of period                    $12.01          $12.08
    End of period                          $11.85          $12.01
  Accumulation units outstanding
  at the end of period                     91,634          9,287

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(306)

  Accumulation unit value:
    Beginning of period                    $21.73          $20.52          $17.29         $16.28          $14.45
    End of period                          $14.22          $21.73          $20.52         $17.29          $16.28
  Accumulation units outstanding
  at the end of period                     1,873           12,599          12,487         14,653          12,348

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(306)

  Accumulation unit value:
    Beginning of period                    $10.57           N/A
    End of period                          $14.45           N/A
  Accumulation units outstanding
  at the end of period                     5,507            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $31.05          $28.72          $25.73         $24.71          $22.90
    End of period                          $17.42          $31.05          $28.72         $25.73          $24.71
  Accumulation units outstanding
  at the end of period                     10,081          27,751          26,978         23,972          23,915

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $17.87          $22.37
    End of period                          $22.90          $17.87
  Accumulation units outstanding
  at the end of period                     16,265          4,031

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $43.34          $37.67          $35.92         $32.07          $27.68
    End of period                          $25.25          $43.34          $37.67         $35.92          $32.07
  Accumulation units outstanding
  at the end of period                     2,979           8,730           17,839         16,421          15,749

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $20.34          $26.38
    End of period                          $27.68          $20.34
  Accumulation units outstanding
  at the end of period                     12,684          1,814






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(121)

  Accumulation unit value:
    Beginning of period                    $15.74          $15.90          $13.49         $12.95          $11.45
    End of period                          $9.20           $15.74          $15.90         $13.49          $12.95
  Accumulation units outstanding
  at the end of period                     5,004           24,293          81,367         84,275          77,830

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(121)

  Accumulation unit value:
    Beginning of period                    $8.98           $11.37
    End of period                          $11.45          $8.98
  Accumulation units outstanding
  at the end of period                     64,686          32,509

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.85%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(825)

  Accumulation unit value:
    Beginning of period                    $12.91          $15.47          $11.56         $10.23           N/A
    End of period                          $8.15           $12.91          $15.47         $11.56           N/A
  Accumulation units outstanding
  at the end of period                     47,618          39,432          54,263         17,146           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(825)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $18.19          $16.88          $14.03         $12.91          $11.30
    End of period                          $10.55          $18.19          $16.88         $14.03          $12.91
  Accumulation units outstanding
  at the end of period                     44,600          29,339          30,766         26,044          7,203

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $8.96           $11.43
    End of period                          $11.30          $8.96
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(99)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.29          $11.61         $11.03          $10.21
    End of period                          $8.55           $13.97          $12.29         $11.61          $11.03
  Accumulation units outstanding
  at the end of period                     78,767          49,322          46,372         49,902          28,396

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(99)

  Accumulation unit value:
    Beginning of period                    $8.00           $10.30
    End of period                          $10.21          $8.00
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(86)

  Accumulation unit value:
    Beginning of period                    $15.38          $14.07          $12.52         $11.76          $11.21
    End of period                          $9.10           $15.38          $14.07         $12.52          $11.76
  Accumulation units outstanding
  at the end of period                     29,070          27,045          17,497         12,042          8,388

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(86)

  Accumulation unit value:
    Beginning of period                    $8.25           $11.02
    End of period                          $11.21          $8.25
  Accumulation units outstanding
  at the end of period                      982              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(76)

  Accumulation unit value:
    Beginning of period                    $12.43          $11.73          $10.79          $9.98          $9.29
    End of period                          $8.75           $12.43          $11.73         $10.79          $9.98
  Accumulation units outstanding
  at the end of period                     66,480          45,814          61,937         46,533          16,637

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(76)

  Accumulation unit value:
    Beginning of period                    $8.32           $9.22
    End of period                          $9.29           $8.32
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                    $29.29          $24.73          $22.24         $22.22          $20.23
    End of period                          $16.54          $29.29          $24.73         $22.24          $22.22
  Accumulation units outstanding
  at the end of period                     27,672          9,170           6,734           4,799          1,119

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.87            N/A             N/A             N/A            N/A
    End of period                          $4.46            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,099            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(86)

  Accumulation unit value:
    Beginning of period                    $28.42          $26.39          $25.70         $25.01          $22.81
    End of period                          $16.50          $28.42          $26.39         $25.70          $25.01
  Accumulation units outstanding
  at the end of period                     11,267          6,489           6,283           6,985          3,955

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(86)

  Accumulation unit value:
    Beginning of period                    $17.15          $23.08
    End of period                          $22.81          $17.15
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.66          $10.64           N/A             N/A            N/A
    End of period                          $6.54           $13.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,914          71,671           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.66          $9.75            N/A             N/A            N/A
    End of period                          $6.52           $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,332          7,313            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(61)

  Accumulation unit value:
    Beginning of period                    $18.30          $18.53          $16.80         $16.56          $15.86
    End of period                          $10.95          $18.30          $18.53         $16.80          $16.56
  Accumulation units outstanding
  at the end of period                     10,850          39,722          46,636         31,027          13,668

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(61)

  Accumulation unit value:
    Beginning of period                    $12.98          $16.26
    End of period                          $15.86          $12.98
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(99)

  Accumulation unit value:
    Beginning of period                    $24.62          $22.37          $18.98         $18.86          $16.17
    End of period                          $14.91          $24.62          $22.37         $18.98          $18.86
  Accumulation units outstanding
  at the end of period                     28,014          26,417          21,455         12,827          10,926

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(99)

  Accumulation unit value:
    Beginning of period                    $11.77          $16.61
    End of period                          $16.17          $11.77
  Accumulation units outstanding
  at the end of period                      638              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.21           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    168,908         134,871           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.89           $9.95            N/A             N/A            N/A
    End of period                          $5.76           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,419          7,556            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.84          $9.95            N/A            N/A
    End of period                          $7.48           $10.84          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     82,439          39,749          21,501           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.84           $9.98            N/A             N/A            N/A
    End of period                          $6.00           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     67,637          23,780           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                    $11.60          $12.59          $10.90          $9.99           N/A
    End of period                          $7.61           $11.60          $12.59         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     20,778          23,169          20,539          2,483           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(76)

  Accumulation unit value:
    Beginning of period                    $19.40          $18.47          $17.97         $17.84          $17.00
    End of period                          $18.06          $19.40          $18.47         $17.97          $17.84
  Accumulation units outstanding
  at the end of period                     91,834          89,953          76,437         85,888          22,099

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(76)

  Accumulation unit value:
    Beginning of period                    $15.25          $14.57
    End of period                          $17.00          $15.25
  Accumulation units outstanding
  at the end of period                     4,967             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1904)

  Accumulation unit value:
    Beginning of period                    $9.84            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,019            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                    $12.90          $12.78          $11.25         $10.12           N/A
    End of period                          $8.09           $12.90          $12.78         $11.25           N/A
  Accumulation units outstanding
  at the end of period                     22,144          21,666          12,489         11,859           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.48          $10.18          $10.00           N/A            N/A
    End of period                          $9.67           $10.48          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,838          21,588          16,452           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(494)

  Accumulation unit value:
    Beginning of period                    $16.82          $15.30          $11.81         $10.15          $8.71
    End of period                          $9.16           $16.82          $15.30         $11.81          $10.15
  Accumulation units outstanding
  at the end of period                     83,588          99,435          92,959         54,632          34,357

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(518)

  Accumulation unit value:
    Beginning of period                    $24.44          $23.07          $20.97         $20.12          $17.98
    End of period                          $13.33          $24.44          $23.07         $20.97          $20.12
  Accumulation units outstanding
  at the end of period                     19,468          10,807          10,013          9,682          1,005

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(61)

  Accumulation unit value:
    Beginning of period                    $15.87          $15.20          $14.99         $14.92          $14.64
    End of period                          $16.60          $15.87          $15.20         $14.99          $14.92
  Accumulation units outstanding
  at the end of period                    177,873          47,948          31,130         40,767          14,904

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(61)

  Accumulation unit value:
    Beginning of period                    $14.74          $13.69
    End of period                          $14.64          $14.74
  Accumulation units outstanding
  at the end of period                     4,882             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $14.05          $10.86          $10.00           N/A            N/A
    End of period                          $6.89           $14.05          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     74,955          60,793          10,089           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(89)

  Accumulation unit value:
    Beginning of period                    $19.20          $20.09          $17.86         $16.72          $13.66
    End of period                          $11.51          $19.20          $20.09         $17.86          $16.72
  Accumulation units outstanding
  at the end of period                     42,028          51,188          48,673         50,671          22,243

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(89)

  Accumulation unit value:
    Beginning of period                    $10.79          $13.14
    End of period                          $13.66          $10.79
  Accumulation units outstanding
  at the end of period                      693              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(78)

  Accumulation unit value:
    Beginning of period                    $15.29          $16.72          $14.58         $14.19          $12.53
    End of period                          $9.22           $15.29          $16.72         $14.58          $14.19
  Accumulation units outstanding
  at the end of period                     23,654          27,651          33,722         31,391          16,932

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(78)

  Accumulation unit value:
    Beginning of period                    $9.19           $11.98
    End of period                          $12.53          $9.19
  Accumulation units outstanding
  at the end of period                     1,596             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics
Division(1904)

  Accumulation unit value:
    Beginning of period                    $8.55            N/A             N/A             N/A            N/A
    End of period                          $8.38            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      528             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics
Division(1904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                    $9.80           $10.37           N/A             N/A            N/A
    End of period                          $6.13           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,475          10,946           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(426)

  Accumulation unit value:
    Beginning of period                    $11.73          $12.30          $11.17         $11.72          $9.79
    End of period                          $7.46           $11.73          $12.30         $11.17          $11.72
  Accumulation units outstanding
  at the end of period                    350,896         446,563         451,973         449,162        289,840

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(426)

  Accumulation unit value:
    Beginning of period                    $8.53            N/A
    End of period                          $9.79            N/A
  Accumulation units outstanding
  at the end of period                     22,628           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(435)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.16          $10.97         $10.97          $10.78
    End of period                          $11.87          $11.66          $11.16         $10.97          $10.97
  Accumulation units outstanding
  at the end of period                    182,948         178,430         181,294         213,995         97,856

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(435)

  Accumulation unit value:
    Beginning of period                    $10.63           N/A
    End of period                          $10.78           N/A
  Accumulation units outstanding
  at the end of period                     7,280            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(608)

  Accumulation unit value:
    Beginning of period                    $6.04           $5.90           $4.41           $4.45          $3.95
    End of period                          $3.58           $6.04           $5.90           $4.41          $4.45
  Accumulation units outstanding
  at the end of period                     12,817          50,891          65,869          7,790          3,814

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(594)

  Accumulation unit value:
    Beginning of period                    $10.29          $11.38          $10.21         $10.66          $9.94
    End of period                          $6.94           $10.29          $11.38         $10.21          $10.66
  Accumulation units outstanding
  at the end of period                     8,852           11,515          22,303         18,639           192

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(51)

  Accumulation unit value:
    Beginning of period                    $10.97          $11.07          $8.70           $9.40          $9.30
    End of period                          $5.81           $10.97          $11.07          $8.70          $9.40
  Accumulation units outstanding
  at the end of period                    450,298         521,761         549,716         508,177        365,597

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(51)

  Accumulation unit value:
    Beginning of period                    $7.54           $8.31
    End of period                          $9.30           $7.54
  Accumulation units outstanding
  at the end of period                     23,876            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.41          $11.78          $10.00           N/A            N/A
    End of period                          $5.17           $10.41          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                    106,329          70,950          73,946           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(444)

  Accumulation unit value:
    Beginning of period                    $9.70           $9.53           $8.31           $8.12          $7.43
    End of period                          $5.92           $9.70           $9.53           $8.31          $8.12
  Accumulation units outstanding
  at the end of period                     43,920          38,079          39,025         24,526          88,210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(444)

  Accumulation unit value:
    Beginning of period                    $6.95            N/A
    End of period                          $7.43            N/A
  Accumulation units outstanding
  at the end of period                     1,440            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(567)

  Accumulation unit value:
    Beginning of period                    $11.68          $14.40          $12.36         $11.86          $10.57
    End of period                          $5.66           $11.68          $14.40         $12.36          $11.86
  Accumulation units outstanding
  at the end of period                     62,376          13,590          21,543         13,737          20,813

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(567)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(426)

  Accumulation unit value:
    Beginning of period                    $18.71          $17.15          $12.47         $11.53          $9.17
    End of period                          $9.46           $18.71          $17.15         $12.47          $11.53
  Accumulation units outstanding
  at the end of period                    388,826         439,533         469,418         463,021        302,547

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(426)

  Accumulation unit value:
    Beginning of period                    $8.88            N/A
    End of period                          $9.17            N/A
  Accumulation units outstanding
  at the end of period                     23,502           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(527)

  Accumulation unit value:
    Beginning of period                    $12.27          $11.62          $11.14         $10.54          $10.75
    End of period                          $9.25           $12.27          $11.62         $11.14          $10.54
  Accumulation units outstanding
  at the end of period                     40,089          34,305          40,099         35,369          30,921

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(527)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1323)

  Accumulation unit value:
    Beginning of period                    $9.88           $10.14           N/A             N/A            N/A
    End of period                          $6.80           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,203           2,592            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1323)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(435)

  Accumulation unit value:
    Beginning of period                    $19.94          $18.40          $14.93         $13.42          $11.44
    End of period                          $11.17          $19.94          $18.40         $14.93          $13.42
  Accumulation units outstanding
  at the end of period                    158,565         232,227         229,831         210,375        105,980

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(435)

  Accumulation unit value:
    Beginning of period                    $10.52           N/A
    End of period                          $11.44           N/A
  Accumulation units outstanding
  at the end of period                      628             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.75          $13.81          $11.84         $10.90          $9.62
    End of period                          $7.76           $13.75          $13.81         $11.84          $10.90
  Accumulation units outstanding
  at the end of period                   1,639,695       1,790,230       1,619,977       1,201,729       118,079

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1067)

  Accumulation unit value:
    Beginning of period                    $11.93          $10.70          $10.13           N/A            N/A
    End of period                          $6.32           $11.93          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     84,495          63,833          18,940           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(714)

  Accumulation unit value:
    Beginning of period                    $12.64          $10.81          $10.52         $10.82          $10.55
    End of period                          $7.26           $12.64          $10.81         $10.52          $10.82
  Accumulation units outstanding
  at the end of period                     16,861          23,589          29,471         22,463           781

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(714)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1308)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.21           N/A             N/A            N/A
    End of period                          $6.12           $11.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,485          12,202           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1308)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(608)

  Accumulation unit value:
    Beginning of period                    $35.99          $27.10          $22.86         $17.02          $14.58
    End of period                          $21.95          $35.99          $27.10         $22.86          $17.02
  Accumulation units outstanding
  at the end of period                     68,662          48,776          50,967         45,560          16,972

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(426)

  Accumulation unit value:
    Beginning of period                    $13.91          $13.50          $13.14          $9.75          $8.44
    End of period                          $6.88           $13.91          $13.50         $13.14          $9.75
  Accumulation units outstanding
  at the end of period                    371,668         456,274         462,392         482,951        336,468

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(426)

  Accumulation unit value:
    Beginning of period                    $7.64            N/A
    End of period                          $8.44            N/A
  Accumulation units outstanding
  at the end of period                     25,797           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.17          $9.78            N/A            N/A
    End of period                          $7.09           $10.74          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,230           2,217           2,423            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(86)

  Accumulation unit value:
    Beginning of period                    $15.85          $15.03          $13.95         $12.69          $11.17
    End of period                          $9.71           $15.85          $15.03         $13.95          $12.69
  Accumulation units outstanding
  at the end of period                    153,681         180,876         190,636         181,128        118,513

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(86)

  Accumulation unit value:
    Beginning of period                    $8.45           $10.65
    End of period                          $11.17          $8.45
  Accumulation units outstanding
  at the end of period                     1,574             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(99)

  Accumulation unit value:
    Beginning of period                    $12.36          $12.01          $10.63         $10.37          $9.60
    End of period                          $7.57           $12.36          $12.01         $10.63          $10.37
  Accumulation units outstanding
  at the end of period                    360,131         333,108         350,511         352,791        224,538

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(99)

  Accumulation unit value:
    Beginning of period                    $7.65           $9.68
    End of period                          $9.60           $7.65
  Accumulation units outstanding
  at the end of period                     2,403             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                    $8.82           $10.24           N/A             N/A            N/A
    End of period                          $6.04           $8.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,848          17,271           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(426)

  Accumulation unit value:
    Beginning of period                    $18.21          $20.71          $19.27         $18.02          $16.31
    End of period                          $10.71          $18.21          $20.71         $19.27          $18.02
  Accumulation units outstanding
  at the end of period                    222,413         263,472         272,504         262,305        175,707

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(426)

  Accumulation unit value:
    Beginning of period                    $15.04           N/A
    End of period                          $16.31           N/A
  Accumulation units outstanding
  at the end of period                     13,309           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(435)

  Accumulation unit value:
    Beginning of period                    $14.75          $15.35          $13.31         $13.01          $11.29
    End of period                          $9.42           $14.75          $15.35         $13.31          $13.01
  Accumulation units outstanding
  at the end of period                    149,375         184,087         186,825         200,277        118,503

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(435)

  Accumulation unit value:
    Beginning of period                    $10.57           N/A
    End of period                          $11.29           N/A
  Accumulation units outstanding
  at the end of period                      628             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(512)

  Accumulation unit value:
    Beginning of period                    $6.80           $6.05           $5.64           $5.60          $5.80
    End of period                          $3.78           $6.80           $6.05           $5.64          $5.60
  Accumulation units outstanding
  at the end of period                     47,166          29,487          24,809          7,334          32,910

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                    $17.67          $15.06          $15.56         $11.42          $9.53
    End of period                          $9.12           $17.67          $15.06         $15.56          $11.42
  Accumulation units outstanding
  at the end of period                    174,426         177,598         263,595         237,437         40,490

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                    $14.28          $13.13          $11.93         $11.07          $10.38
    End of period                          $8.02           $14.28          $13.13         $11.93          $11.07
  Accumulation units outstanding
  at the end of period                    170,892         162,009         181,480         175,695         25,401

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(99)

  Accumulation unit value:
    Beginning of period                    $14.92          $14.30          $12.45         $11.15          $9.63
    End of period                          $8.66           $14.92          $14.30         $12.45          $11.15
  Accumulation units outstanding
  at the end of period                     55,546          57,181          49,310         41,372          24,485

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(99)

  Accumulation unit value:
    Beginning of period                    $6.98           $9.14
    End of period                          $9.63           $6.98
  Accumulation units outstanding
  at the end of period                      840              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1775)

  Accumulation unit value:
    Beginning of period                    $8.98            N/A             N/A             N/A            N/A
    End of period                          $4.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      973             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1775)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1775)

  Accumulation unit value:
    Beginning of period                    $7.91            N/A             N/A             N/A            N/A
    End of period                          $4.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,901            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1775)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.90          $10.00           N/A             N/A            N/A
    End of period                          $10.30          $10.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    190,875          37,041           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(51)

  Accumulation unit value:
    Beginning of period                    $14.68          $13.82          $13.60         $13.54          $13.21
    End of period                          $14.47          $14.68          $13.82         $13.60          $13.54
  Accumulation units outstanding
  at the end of period                    343,125         237,688         211,214         255,117        106,846

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(51)

  Accumulation unit value:
    Beginning of period                    $12.84          $12.23
    End of period                          $13.21          $12.84
  Accumulation units outstanding
  at the end of period                     6,592             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(461)

  Accumulation unit value:
    Beginning of period                    $20.99          $23.05          $20.64         $19.34          $17.43
    End of period                          $12.26          $20.99          $23.05         $20.64          $19.34
  Accumulation units outstanding
  at the end of period                     2,624           2,199           2,680           2,698          1,380

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(461)

  Accumulation unit value:
    Beginning of period                    $16.54           N/A
    End of period                          $17.43           N/A
  Accumulation units outstanding
  at the end of period                      657             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.34          $13.74          $12.67         $12.69          $12.34
    End of period                          $9.07           $13.34          $13.74         $12.67          $12.69
  Accumulation units outstanding
  at the end of period                     68,517          61,177          48,090         59,069          32,225

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1774)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $5.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      575             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1774)

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,075            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(87)

  Accumulation unit value:
    Beginning of period                    $20.10          $21.70          $19.55         $18.99          $17.62
    End of period                          $10.42          $20.10          $21.70         $19.55          $18.99
  Accumulation units outstanding
  at the end of period                     4,903           3,808           3,547           3,645          3,686

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(87)

  Accumulation unit value:
    Beginning of period                    $14.41          $18.17
    End of period                          $17.62          $14.41
  Accumulation units outstanding
  at the end of period                      820              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1900)

  Accumulation unit value:
    Beginning of period                    $8.74            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,526            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.77            N/A             N/A             N/A            N/A
    End of period                          $6.66            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    176,436           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.78            N/A             N/A             N/A            N/A
    End of period                          $6.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,800            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.46          $10.30           N/A             N/A            N/A
    End of period                          $6.24           $10.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               95             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.51          $10.19           N/A             N/A            N/A
    End of period                          $7.57           $10.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,729          22,689           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.48          $10.22           N/A             N/A            N/A
    End of period                          $6.71           $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,205          2,652            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.59            N/A             N/A             N/A            N/A
    End of period                          $7.10            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,850           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $6.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,213           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $15.93          $14.86          $13.10         $12.30          $11.13
    End of period                          $9.51           $15.93          $14.86         $13.10          $12.30
  Accumulation units outstanding
  at the end of period                    168,747         167,457         180,711         178,318        135,933

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $8.94           $10.56
    End of period                          $11.13          $8.94
  Accumulation units outstanding
  at the end of period                     11,437            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                    $11.59          $11.11          $10.49         $10.30          $9.98
    End of period                          $9.81           $11.59          $11.11         $10.49          $10.30
  Accumulation units outstanding
  at the end of period                    308,046         168,844         109,632         115,201         24,604

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $15.79          $14.80          $13.21         $12.52          $11.45
    End of period                          $10.02          $15.79          $14.80         $13.21          $12.52
  Accumulation units outstanding
  at the end of period                    507,022         552,336         514,024         489,778        399,894

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $9.58           $10.72
    End of period                          $11.45          $9.58
  Accumulation units outstanding
  at the end of period                     4,498             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(688)

  Accumulation unit value:
    Beginning of period                    $12.39          $11.72          $10.82         $10.49          $9.91
    End of period                          $9.58           $12.39          $11.72         $10.82          $10.49
  Accumulation units outstanding
  at the end of period                    228,778         235,521         158,390         173,285         22,558

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $15.01          $14.07          $12.78         $12.23          $11.37
    End of period                          $10.68          $15.01          $14.07         $12.78          $12.23
  Accumulation units outstanding
  at the end of period                    475,822         606,388         538,876         513,095        167,583

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $9.84           $10.67
    End of period                          $11.37          $9.84
  Accumulation units outstanding
  at the end of period                      676              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1044)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.81          $10.23           N/A            N/A
    End of period                          $7.95           $11.59          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,357            -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1044)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1113)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.94          $9.67            N/A            N/A
    End of period                          $7.69           $11.75          $10.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1113)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1144)

  Accumulation unit value:
    Beginning of period                    $11.89          $11.01          $10.16           N/A            N/A
    End of period                          $7.51           $11.89          $11.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              118              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1144)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1069)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.55          $10.00           N/A            N/A
    End of period                          $8.90           $11.07          $10.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,435          3,943           3,107            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.86            N/A             N/A             N/A            N/A
    End of period                          $6.35            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,231           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(76)

  Accumulation unit value:
    Beginning of period                    $26.84          $25.44          $22.80         $22.05          $20.26
    End of period                          $20.89          $26.84          $25.44         $22.80          $22.05
  Accumulation units outstanding
  at the end of period                    102,348          94,538         101,856         84,050          64,484

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(76)

  Accumulation unit value:
    Beginning of period                    $16.98          $18.33
    End of period                          $20.26          $16.98
  Accumulation units outstanding
  at the end of period                     3,839             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(61)

  Accumulation unit value:
    Beginning of period                    $12.45          $12.11          $11.80         $11.70          $11.83
    End of period                          $12.49          $12.45          $12.11         $11.80          $11.70
  Accumulation units outstanding
  at the end of period                    397,794         197,542          70,892         66,821          16,421

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(61)

  Accumulation unit value:
    Beginning of period                    $12.00          $12.08
    End of period                          $11.83          $12.00
  Accumulation units outstanding
  at the end of period                      122              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(494)

  Accumulation unit value:
    Beginning of period                    $21.72          $20.52          $17.28         $16.28          $14.53
    End of period                          $14.21          $21.72          $20.52         $17.28          $16.28
  Accumulation units outstanding
  at the end of period                     49,193          34,628          39,432         26,955          17,334

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $31.03          $28.71          $25.72         $24.69          $22.89
    End of period                          $17.41          $31.03          $28.71         $25.72          $24.69
  Accumulation units outstanding
  at the end of period                     65,655          42,408          30,233         27,919          13,720

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(61)

  Accumulation unit value:
    Beginning of period                    $17.86          $22.36
    End of period                          $22.89          $17.86
  Accumulation units outstanding
  at the end of period                      483              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(89)

  Accumulation unit value:
    Beginning of period                    $43.31          $37.64          $35.91         $32.06          $27.67
    End of period                          $25.24          $43.31          $37.64         $35.91          $32.06
  Accumulation units outstanding
  at the end of period                     49,370          30,725          25,992         24,523          10,766

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(89)

  Accumulation unit value:
    Beginning of period                    $20.33          $26.14
    End of period                          $27.67          $20.33
  Accumulation units outstanding
  at the end of period                      809              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(61)

  Accumulation unit value:
    Beginning of period                    $15.73          $15.89          $13.49         $12.94          $11.44
    End of period                          $9.19           $15.73          $15.89         $13.49          $12.94
  Accumulation units outstanding
  at the end of period                    122,950         161,468         147,216         145,878         35,025

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(61)

  Accumulation unit value:
    Beginning of period                    $8.98           $10.90
    End of period                          $11.44          $8.98
  Accumulation units outstanding
  at the end of period                     1,470             -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.895%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(886)

  Accumulation unit value:
    Beginning of period                    $12.89          $15.46          $11.55         $11.07           N/A
    End of period                          $8.13           $12.89          $15.46         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     6,899           13,234          13,559          4,626           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(886)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(274)

  Accumulation unit value:
    Beginning of period                    $18.09          $16.79          $13.96         $12.85          $11.26
    End of period                          $10.48          $18.09          $16.79         $13.96          $12.85
  Accumulation units outstanding
  at the end of period                     10,320          20,531          22,766         20,866          19,545

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(274)

  Accumulation unit value:
    Beginning of period                    $8.36            N/A
    End of period                          $11.26           N/A
  Accumulation units outstanding
  at the end of period                     16,113           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(293)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.26          $11.59         $11.01          $10.20
    End of period                          $8.52           $13.93          $12.26         $11.59          $11.01
  Accumulation units outstanding
  at the end of period                     26,793          62,985          51,672         52,939          50,046

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(293)

  Accumulation unit value:
    Beginning of period                    $8.38            N/A
    End of period                          $10.20           N/A
  Accumulation units outstanding
  at the end of period                     46,241           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $15.34          $14.04          $12.49         $11.74          $11.20
    End of period                          $9.07           $15.34          $14.04         $12.49          $11.74
  Accumulation units outstanding
  at the end of period                     7,338           16,496          17,338         15,702          24,130

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $8.03            N/A
    End of period                          $11.20           N/A
  Accumulation units outstanding
  at the end of period                     10,902           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(293)

  Accumulation unit value:
    Beginning of period                    $12.39          $11.70          $10.76          $9.96          $9.28
    End of period                          $8.72           $12.39          $11.70         $10.76          $9.96
  Accumulation units outstanding
  at the end of period                     9,704           56,648          62,177         62,728          69,675

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(293)

  Accumulation unit value:
    Beginning of period                    $8.35            N/A
    End of period                          $9.28            N/A
  Accumulation units outstanding
  at the end of period                     56,438           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1172)

  Accumulation unit value:
    Beginning of period                    $29.12          $24.60          $23.66           N/A            N/A
    End of period                          $16.43          $29.12          $24.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,422            831              54             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1172)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1461)

  Accumulation unit value:
    Beginning of period                    $9.86           $9.48            N/A             N/A            N/A
    End of period                          $4.46           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,719           1,502            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1461)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(312)

  Accumulation unit value:
    Beginning of period                    $28.26          $26.25          $25.57         $24.90          $22.72
    End of period                          $16.39          $28.26          $26.25         $25.57          $24.90
  Accumulation units outstanding
  at the end of period                     7,613           7,410           5,033           4,075          11,084

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(312)

  Accumulation unit value:
    Beginning of period                    $17.94           N/A
    End of period                          $22.72           N/A
  Accumulation units outstanding
  at the end of period                     8,653            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.65          $10.07           N/A             N/A            N/A
    End of period                          $6.53           $13.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,565          31,758           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.66          $10.36           N/A             N/A            N/A
    End of period                          $6.52           $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,240            255             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(293)

  Accumulation unit value:
    Beginning of period                    $18.21          $18.45          $16.73         $16.50          $15.81
    End of period                          $10.89          $18.21          $18.45         $16.73          $16.50
  Accumulation units outstanding
  at the end of period                      598            15,479          15,595         17,807          17,073

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(293)

  Accumulation unit value:
    Beginning of period                    $13.09           N/A
    End of period                          $15.81           N/A
  Accumulation units outstanding
  at the end of period                     20,050           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(329)

  Accumulation unit value:
    Beginning of period                    $24.49          $22.27          $18.90         $18.79          $16.12
    End of period                          $14.83          $24.49          $22.27         $18.90          $18.79
  Accumulation units outstanding
  at the end of period                     8,119           16,300          11,039         14,586          25,500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(329)

  Accumulation unit value:
    Beginning of period                    $12.68           N/A
    End of period                          $16.12           N/A
  Accumulation units outstanding
  at the end of period                     8,843            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.21           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    134,118         167,169           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.88           $9.61            N/A             N/A            N/A
    End of period                          $5.76           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,210          19,503           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.84          $9.84            N/A            N/A
    End of period                          $7.47           $10.83          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,167          22,843          1,807            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.84           $9.81            N/A             N/A            N/A
    End of period                          $6.00           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,342           17,809           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                    $11.59          $12.58          $10.89         $10.89           N/A
    End of period                          $7.60           $11.59          $12.58         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     9,135           12,850          9,801           2,537           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(303)

  Accumulation unit value:
    Beginning of period                    $19.29          $18.37          $17.89         $17.76          $16.93
    End of period                          $17.95          $19.29          $18.37         $17.89          $17.76
  Accumulation units outstanding
  at the end of period                     15,304          36,613          38,022         36,669          30,412

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(303)

  Accumulation unit value:
    Beginning of period                    $15.83           N/A
    End of period                          $16.93           N/A
  Accumulation units outstanding
  at the end of period                     32,910           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.88          $12.77          $11.25         $10.53           N/A
    End of period                          $8.08           $12.88          $12.77         $11.25           N/A
  Accumulation units outstanding
  at the end of period                     18,835          21,620          11,606          5,382           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.47          $10.18          $9.97            N/A            N/A
    End of period                          $9.66           $10.47          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,417           6,030           5,262            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(293)

  Accumulation unit value:
    Beginning of period                    $16.75          $15.25          $11.77         $10.12          $8.41
    End of period                          $9.12           $16.75          $15.25         $11.77          $10.12
  Accumulation units outstanding
  at the end of period                     20,078          48,141          44,211         25,289          37,855

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(293)

  Accumulation unit value:
    Beginning of period                    $5.83            N/A
    End of period                          $8.41            N/A
  Accumulation units outstanding
  at the end of period                     22,379           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(317)

  Accumulation unit value:
    Beginning of period                    $24.30          $22.94          $20.87         $20.03          $17.30
    End of period                          $13.25          $24.30          $22.94         $20.87          $20.03
  Accumulation units outstanding
  at the end of period                     4,300           9,881           2,726           3,017          1,969

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(317)

  Accumulation unit value:
    Beginning of period                    $13.74           N/A
    End of period                          $17.30           N/A
  Accumulation units outstanding
  at the end of period                     1,773            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(293)

  Accumulation unit value:
    Beginning of period                    $15.78          $15.12          $14.92         $14.86          $14.58
    End of period                          $16.50          $15.78          $15.12         $14.92          $14.86
  Accumulation units outstanding
  at the end of period                     9,258           37,773          28,714         35,795          32,246

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(293)

  Accumulation unit value:
    Beginning of period                    $14.56           N/A
    End of period                          $14.58           N/A
  Accumulation units outstanding
  at the end of period                     34,333           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1098)

  Accumulation unit value:
    Beginning of period                    $14.04          $10.85          $8.30            N/A            N/A
    End of period                          $6.88           $14.04          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,550          34,923          7,241            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(293)

  Accumulation unit value:
    Beginning of period                    $19.12          $20.01          $17.80         $16.67          $13.62
    End of period                          $11.45          $19.12          $20.01         $17.80          $16.67
  Accumulation units outstanding
  at the end of period                     11,772          33,572          31,535         31,896          34,350

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(293)

  Accumulation unit value:
    Beginning of period                    $10.70           N/A
    End of period                          $13.62           N/A
  Accumulation units outstanding
  at the end of period                     38,840           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(274)

  Accumulation unit value:
    Beginning of period                    $15.22          $16.65          $14.53         $14.15          $12.50
    End of period                          $9.18           $15.22          $16.65         $14.53          $14.15
  Accumulation units outstanding
  at the end of period                     7,626           42,947          45,261         50,360          59,461

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(274)

  Accumulation unit value:
    Beginning of period                    $8.64            N/A
    End of period                          $12.50           N/A
  Accumulation units outstanding
  at the end of period                     61,689           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(301)

  Accumulation unit value:
    Beginning of period                    $11.69          $12.26          $11.13         $11.69          $9.77
    End of period                          $7.43           $11.69          $12.26         $11.13          $11.69
  Accumulation units outstanding
  at the end of period                     34,743         122,060         132,692         120,984        160,540

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(301)

  Accumulation unit value:
    Beginning of period                    $6.97            N/A
    End of period                          $9.77            N/A
  Accumulation units outstanding
  at the end of period                    137,174           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(293)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.13          $10.95         $10.95          $10.77
    End of period                          $11.83          $11.62          $11.13         $10.95          $10.95
  Accumulation units outstanding
  at the end of period                     8,853           31,914          25,711         25,676          26,614

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(293)

  Accumulation unit value:
    Beginning of period                    $10.61           N/A
    End of period                          $10.77           N/A
  Accumulation units outstanding
  at the end of period                     34,718           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(500)

  Accumulation unit value:
    Beginning of period                    $6.02           $5.88           $4.40           $4.44          $4.13
    End of period                          $3.56           $6.02           $5.88           $4.40          $4.44
  Accumulation units outstanding
  at the end of period                     1,429           14,910          4,800          30,499          39,457

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(500)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(500)

  Accumulation unit value:
    Beginning of period                    $10.24          $11.33          $10.17         $10.62          $10.01
    End of period                          $6.90           $10.24          $11.33         $10.17          $10.62
  Accumulation units outstanding
  at the end of period                       -               -              211            6,291          7,560

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(500)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(290)

  Accumulation unit value:
    Beginning of period                    $10.93          $11.03          $8.68           $9.37          $9.29
    End of period                          $5.79           $10.93          $11.03          $8.68          $9.37
  Accumulation units outstanding
  at the end of period                     42,621         164,686         196,692         184,144        214,390

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(290)

  Accumulation unit value:
    Beginning of period                    $6.79            N/A
    End of period                          $9.29            N/A
  Accumulation units outstanding
  at the end of period                    191,502           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1024)

  Accumulation unit value:
    Beginning of period                    $10.40          $11.78          $10.02           N/A            N/A
    End of period                          $5.17           $10.40          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,538          33,225          16,347           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1024)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(293)

  Accumulation unit value:
    Beginning of period                    $9.67           $9.49           $8.28           $8.10          $7.41
    End of period                          $5.90           $9.67           $9.49           $8.28          $8.10
  Accumulation units outstanding
  at the end of period                     16,040          28,347          22,864         20,045          18,447

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(293)

  Accumulation unit value:
    Beginning of period                    $5.96            N/A
    End of period                          $7.41            N/A
  Accumulation units outstanding
  at the end of period                     15,895           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $11.63          $14.35          $12.32         $11.83          $10.63
    End of period                          $5.63           $11.63          $14.35         $12.32          $11.83
  Accumulation units outstanding
  at the end of period                     9,133           3,589           7,754          11,129          13,597

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $10.41           N/A
    End of period                          $10.63           N/A
  Accumulation units outstanding
  at the end of period                     1,198            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(301)

  Accumulation unit value:
    Beginning of period                    $18.64          $17.09          $12.43         $11.50          $9.15
    End of period                          $9.41           $18.64          $17.09         $12.43          $11.50
  Accumulation units outstanding
  at the end of period                     50,728         130,745         136,013         123,388        123,017

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(301)

  Accumulation unit value:
    Beginning of period                    $6.19            N/A
    End of period                          $9.15            N/A
  Accumulation units outstanding
  at the end of period                     87,023           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.58          $11.11         $10.52          $10.36
    End of period                          $9.21           $12.22          $11.58         $11.11          $10.52
  Accumulation units outstanding
  at the end of period                     7,004           14,791          13,815         48,276          30,346

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $10.16           N/A
    End of period                          $10.36           N/A
  Accumulation units outstanding
  at the end of period                     7,131            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(293)

  Accumulation unit value:
    Beginning of period                    $19.89          $18.36          $14.90         $13.40          $11.43
    End of period                          $11.14          $19.89          $18.36         $14.90          $13.40
  Accumulation units outstanding
  at the end of period                     16,483          57,540          61,487         53,258          49,888

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(293)

  Accumulation unit value:
    Beginning of period                    $8.11            N/A
    End of period                          $11.43           N/A
  Accumulation units outstanding
  at the end of period                     23,212           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                    $13.73          $13.80          $11.83         $10.90          $10.42
    End of period                          $7.74           $13.73          $13.80         $11.83          $10.90
  Accumulation units outstanding
  at the end of period                    292,765         397,704         343,351         222,122         1,594

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.92          $10.49           N/A             N/A            N/A
    End of period                          $6.31           $11.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,784          39,680           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                    $12.62          $10.80          $10.51         $10.82          $9.85
    End of period                          $7.24           $12.62          $10.80         $10.51          $10.82
  Accumulation units outstanding
  at the end of period                     7,848           4,954           5,455          12,024          1,263

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.25           N/A             N/A            N/A
    End of period                          $6.12           $11.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,746           4,258            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(500)

  Accumulation unit value:
    Beginning of period                    $35.85          $27.01          $22.79         $16.98          $13.33
    End of period                          $21.86          $35.85          $27.01         $22.79          $16.98
  Accumulation units outstanding
  at the end of period                     7,248           19,884          22,191         26,773          41,316

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(500)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(301)

  Accumulation unit value:
    Beginning of period                    $13.86          $13.45          $13.10          $9.72          $8.42
    End of period                          $6.85           $13.86          $13.45         $13.10          $9.72
  Accumulation units outstanding
  at the end of period                     40,575         140,552         158,959         170,305        183,942

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(301)

  Accumulation unit value:
    Beginning of period                    $7.14            N/A
    End of period                          $8.42            N/A
  Accumulation units outstanding
  at the end of period                    205,629           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.17          $9.52            N/A            N/A
    End of period                          $7.09           $10.74          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,606           3,580           1,937            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(290)

  Accumulation unit value:
    Beginning of period                    $15.81          $14.99          $13.93         $12.68          $11.16
    End of period                          $9.68           $15.81          $14.99         $13.93          $12.68
  Accumulation units outstanding
  at the end of period                     16,587          64,712          58,323         68,210          82,256

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(290)

  Accumulation unit value:
    Beginning of period                    $8.08            N/A
    End of period                          $11.16           N/A
  Accumulation units outstanding
  at the end of period                     79,631           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(290)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.98          $10.61         $10.36          $9.59
    End of period                          $7.55           $12.33          $11.98         $10.61          $10.36
  Accumulation units outstanding
  at the end of period                     28,295         133,027         145,455         152,616        201,455

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(290)

  Accumulation unit value:
    Beginning of period                    $7.52            N/A
    End of period                          $9.59            N/A
  Accumulation units outstanding
  at the end of period                    170,480           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1365)

  Accumulation unit value:
    Beginning of period                    $8.82           $9.50            N/A             N/A            N/A
    End of period                          $6.04           $8.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,934           8,698            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1365)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(310)

  Accumulation unit value:
    Beginning of period                    $18.14          $20.64          $19.22         $17.98          $16.27
    End of period                          $10.67          $18.14          $20.64         $19.22          $17.98
  Accumulation units outstanding
  at the end of period                     25,254          77,121          78,879         75,434          85,990

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(310)

  Accumulation unit value:
    Beginning of period                    $11.38           N/A
    End of period                          $16.27           N/A
  Accumulation units outstanding
  at the end of period                     70,437           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(290)

  Accumulation unit value:
    Beginning of period                    $14.71          $15.32          $13.29         $12.99          $11.28
    End of period                          $9.39           $14.71          $15.32         $13.29          $12.99
  Accumulation units outstanding
  at the end of period                     18,637          47,695          49,206         60,417          72,232

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(290)

  Accumulation unit value:
    Beginning of period                    $7.55            N/A
    End of period                          $11.28           N/A
  Accumulation units outstanding
  at the end of period                     86,804           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(500)

  Accumulation unit value:
    Beginning of period                    $6.77           $6.03           $5.62           $5.59          $6.00
    End of period                          $3.76           $6.77           $6.03           $5.62          $5.59
  Accumulation units outstanding
  at the end of period                     12,632          22,645          19,354         106,484         45,271

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(500)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                    $17.64          $15.05          $15.55         $11.42          $9.53
    End of period                          $9.10           $17.64          $15.05         $15.55          $11.42
  Accumulation units outstanding
  at the end of period                     29,866          60,236          50,876         39,533          7,044

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(707)

  Accumulation unit value:
    Beginning of period                    $14.26          $13.12          $11.92         $11.07          $10.59
    End of period                          $8.00           $14.26          $13.12         $11.92          $11.07
  Accumulation units outstanding
  at the end of period                     1,939           21,554          60,357         50,292          12,584

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(297)

  Accumulation unit value:
    Beginning of period                    $14.88          $14.26          $12.43         $11.13          $9.62
    End of period                          $8.63           $14.88          $14.26         $12.43          $11.13
  Accumulation units outstanding
  at the end of period                     24,478          52,579          43,495         37,890          48,168

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(297)

  Accumulation unit value:
    Beginning of period                    $6.54            N/A
    End of period                          $9.62            N/A
  Accumulation units outstanding
  at the end of period                     41,298           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1780)

  Accumulation unit value:
    Beginning of period                    $7.76            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,274            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1780)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.89          $10.78           N/A             N/A            N/A
    End of period                          $10.29          $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,399           297             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(274)

  Accumulation unit value:
    Beginning of period                    $14.62          $13.76          $13.56         $13.50          $13.18
    End of period                          $14.40          $14.62          $13.76         $13.56          $13.50
  Accumulation units outstanding
  at the end of period                     43,403         142,786         122,935         122,702        108,371

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(274)

  Accumulation unit value:
    Beginning of period                    $12.97           N/A
    End of period                          $13.18           N/A
  Accumulation units outstanding
  at the end of period                     88,707           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(310)

  Accumulation unit value:
    Beginning of period                    $20.87          $22.93          $20.55         $19.25          $17.36
    End of period                          $12.18          $20.87          $22.93         $20.55          $19.25
  Accumulation units outstanding
  at the end of period                     1,622           5,046           3,738           2,941          3,249

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(310)

  Accumulation unit value:
    Beginning of period                    $13.74           N/A
    End of period                          $17.36           N/A
  Accumulation units outstanding
  at the end of period                     4,110            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.28          $13.69          $12.62         $12.65          $12.31
    End of period                          $9.02           $13.28          $13.69         $12.62          $12.65
  Accumulation units outstanding
  at the end of period                     13,458          57,450          66,310         56,948          61,038

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(303)

  Accumulation unit value:
    Beginning of period                    $19.98          $21.58          $19.46         $18.90          $17.55
    End of period                          $10.35          $19.98          $21.58         $19.46          $18.90
  Accumulation units outstanding
  at the end of period                     4,772           16,926          16,709         17,109          25,631

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(303)

  Accumulation unit value:
    Beginning of period                    $13.95           N/A
    End of period                          $17.55           N/A
  Accumulation units outstanding
  at the end of period                     20,002           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1901)

  Accumulation unit value:
    Beginning of period                    $8.50            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      142             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.31            N/A             N/A             N/A            N/A
    End of period                          $6.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,902           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.24            N/A             N/A             N/A            N/A
    End of period                          $6.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,311            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.46          $10.87           N/A             N/A            N/A
    End of period                          $6.24           $10.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      559             565             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.51          $9.94            N/A             N/A            N/A
    End of period                          $7.57           $10.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,272          18,946           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $6.71            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,436            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.24            N/A             N/A             N/A            N/A
    End of period                          $7.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,146            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(322)

  Accumulation unit value:
    Beginning of period                    $15.86          $14.80          $13.05         $12.26          $11.10
    End of period                          $9.47           $15.86          $14.80         $13.05          $12.26
  Accumulation units outstanding
  at the end of period                     86,147         178,307         155,397         138,560        168,810

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(322)

  Accumulation unit value:
    Beginning of period                    $9.32            N/A
    End of period                          $11.10           N/A
  Accumulation units outstanding
  at the end of period                     35,084           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(739)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.10          $10.49         $10.23           N/A
    End of period                          $9.80           $11.57          $11.10         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     5,259           8,123             -              878            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(739)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(288)

  Accumulation unit value:
    Beginning of period                    $15.73          $14.75          $13.17         $12.49          $11.42
    End of period                          $9.98           $15.73          $14.75         $13.17          $12.49
  Accumulation units outstanding
  at the end of period                     86,331         261,262         268,364         284,401        311,736

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(288)

  Accumulation unit value:
    Beginning of period                    $9.18            N/A
    End of period                          $11.42           N/A
  Accumulation units outstanding
  at the end of period                    190,904           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                    $12.38          $11.71          $10.81         $10.49          $10.39
    End of period                          $9.56           $12.38          $11.71         $10.81          $10.49
  Accumulation units outstanding
  at the end of period                     25,822          33,610          12,826         13,062          1,805

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(291)

  Accumulation unit value:
    Beginning of period                    $14.94          $14.01          $12.73         $12.19          $11.34
    End of period                          $10.63          $14.94          $14.01         $12.73          $12.19
  Accumulation units outstanding
  at the end of period                     95,211         215,767         218,283         204,096        205,747

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(291)

  Accumulation unit value:
    Beginning of period                    $9.73            N/A
    End of period                          $11.34           N/A
  Accumulation units outstanding
  at the end of period                    112,728           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.58          $11.52           N/A             N/A            N/A
    End of period                          $7.94           $11.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,864           1,331            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.06          $10.61           N/A             N/A            N/A
    End of period                          $8.89           $11.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,236            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(303)

  Accumulation unit value:
    Beginning of period                    $26.68          $25.30          $22.69         $21.96          $20.18
    End of period                          $20.76          $26.68          $25.30         $22.69          $21.96
  Accumulation units outstanding
  at the end of period                     15,545          45,097          28,523         29,958          57,820

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(303)

  Accumulation unit value:
    Beginning of period                    $16.73           N/A
    End of period                          $20.18           N/A
  Accumulation units outstanding
  at the end of period                     31,425           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(302)

  Accumulation unit value:
    Beginning of period                    $12.39          $12.06          $11.76         $11.66          $11.80
    End of period                          $12.43          $12.39          $12.06         $11.76          $11.66
  Accumulation units outstanding
  at the end of period                     51,603          85,133          75,476         47,189          8,665

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(302)

  Accumulation unit value:
    Beginning of period                    $11.93           N/A
    End of period                          $11.80           N/A
  Accumulation units outstanding
  at the end of period                     26,666           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(274)

  Accumulation unit value:
    Beginning of period                    $21.67          $20.48          $17.26         $16.26          $14.44
    End of period                          $14.17          $21.67          $20.48         $17.26          $16.26
  Accumulation units outstanding
  at the end of period                     11,386          22,743          54,444         23,042          30,217

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(274)

  Accumulation unit value:
    Beginning of period                    $10.20           N/A
    End of period                          $14.44           N/A
  Accumulation units outstanding
  at the end of period                     9,882            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(297)

  Accumulation unit value:
    Beginning of period                    $30.85          $28.56          $25.60         $24.59          $22.80
    End of period                          $17.30          $30.85          $28.56         $25.60          $24.59
  Accumulation units outstanding
  at the end of period                     12,864          51,034          27,388         23,194          20,934

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(297)

  Accumulation unit value:
    Beginning of period                    $17.72           N/A
    End of period                          $22.80           N/A
  Accumulation units outstanding
  at the end of period                     30,740           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(303)

  Accumulation unit value:
    Beginning of period                    $43.07          $37.45          $35.73         $31.92          $27.56
    End of period                          $25.08          $43.07          $37.45         $35.73          $31.92
  Accumulation units outstanding
  at the end of period                     11,509          15,416          14,145         12,884          17,713

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(303)

  Accumulation unit value:
    Beginning of period                    $20.30           N/A
    End of period                          $27.56           N/A
  Accumulation units outstanding
  at the end of period                     13,270           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(293)

  Accumulation unit value:
    Beginning of period                    $15.68          $15.85          $13.45         $12.92          $11.43
    End of period                          $9.16           $15.68          $15.85         $13.45          $12.92
  Accumulation units outstanding
  at the end of period                     26,609          70,313          59,777         60,826         114,198

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(293)

  Accumulation unit value:
    Beginning of period                    $8.77            N/A
    End of period                          $11.43           N/A
  Accumulation units outstanding
  at the end of period                     61,807           N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.90%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(832)

  Accumulation unit value:
    Beginning of period                    $12.89          $15.46          $11.55         $10.32           N/A
    End of period                          $8.13           $12.89          $15.46         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     76,408          72,699          75,409         25,117           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(832)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $18.08          $16.78          $13.95         $12.85          $11.25
    End of period                          $10.48          $18.08          $16.78         $13.95          $12.85
  Accumulation units outstanding
  at the end of period                     48,090          34,973          24,125         50,517          39,052

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $8.92           $9.67
    End of period                          $11.25          $8.92
  Accumulation units outstanding
  at the end of period                     1,143             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(201)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.26          $11.58         $11.01          $10.20
    End of period                          $8.52           $13.92          $12.26         $11.58          $11.01
  Accumulation units outstanding
  at the end of period                    103,526         150,034         113,306         65,909          43,401

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(201)

  Accumulation unit value:
    Beginning of period                    $8.00           $7.81
    End of period                          $10.20          $8.00
  Accumulation units outstanding
  at the end of period                     7,288           1,105

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(243)

  Accumulation unit value:
    Beginning of period                    $15.33          $14.03          $12.49         $11.74          $11.20
    End of period                          $9.07           $15.33          $14.03         $12.49          $11.74
  Accumulation units outstanding
  at the end of period                     18,904          22,836          21,340         22,954          17,338

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(243)

  Accumulation unit value:
    Beginning of period                    $8.25           $8.30
    End of period                          $11.20          $8.25
  Accumulation units outstanding
  at the end of period                     6,971            481






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $12.39          $11.69          $10.76          $9.96          $9.28
    End of period                          $8.72           $12.39          $11.69         $10.76          $9.96
  Accumulation units outstanding
  at the end of period                     61,151          81,871          76,573         84,985          61,332

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $8.31           $9.08
    End of period                          $9.28           $8.31
  Accumulation units outstanding
  at the end of period                     15,374          1,365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(603)

  Accumulation unit value:
    Beginning of period                    $29.11          $24.59          $22.12         $22.12          $20.03
    End of period                          $16.43          $29.11          $24.59         $22.12          $22.12
  Accumulation units outstanding
  at the end of period                     7,462           7,388           2,725           1,322           321

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.87            N/A             N/A             N/A            N/A
    End of period                          $4.46            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,118           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(148)

  Accumulation unit value:
    Beginning of period                    $28.24          $26.23          $25.56         $24.89          $22.71
    End of period                          $16.38          $28.24          $26.23         $25.56          $24.89
  Accumulation units outstanding
  at the end of period                     5,024           4,049           3,226           6,245          10,904

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(148)

  Accumulation unit value:
    Beginning of period                    $17.09          $18.38
    End of period                          $22.71          $17.09
  Accumulation units outstanding
  at the end of period                     1,103            212






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.65          $10.18           N/A             N/A            N/A
    End of period                          $6.53           $13.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     91,282         118,552           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.65          $10.24           N/A             N/A            N/A
    End of period                          $6.51           $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,756           6,071            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(152)

  Accumulation unit value:
    Beginning of period                    $18.20          $18.44          $16.73         $16.49          $15.81
    End of period                          $10.88          $18.20          $18.44         $16.73          $16.49
  Accumulation units outstanding
  at the end of period                     19,414          21,365          21,101         47,068          42,149

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(152)

  Accumulation unit value:
    Beginning of period                    $12.94          $13.72
    End of period                          $15.81          $12.94
  Accumulation units outstanding
  at the end of period                     10,411          1,192

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(152)

  Accumulation unit value:
    Beginning of period                    $24.48          $22.26          $18.89         $18.78          $16.11
    End of period                          $14.82          $24.48          $22.26         $18.89          $18.78
  Accumulation units outstanding
  at the end of period                     38,500          28,204          16,882         28,644          19,030

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(152)

  Accumulation unit value:
    Beginning of period                    $11.73          $12.43
    End of period                          $16.11          $11.73
  Accumulation units outstanding
  at the end of period                     3,793           1,222






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.21           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    173,020         178,262           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.88           $9.94            N/A             N/A            N/A
    End of period                          $5.76           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,549          12,143           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.84          $9.95            N/A            N/A
    End of period                          $7.47           $10.83          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     69,005          50,248          6,914            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.84           $9.95            N/A             N/A            N/A
    End of period                          $6.00           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,671          20,807           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $11.58          $12.58          $10.89         $10.28           N/A
    End of period                          $7.60           $11.58          $12.58         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     14,890          20,406          27,876         18,424           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(201)

  Accumulation unit value:
    Beginning of period                    $19.28          $18.36          $17.88         $17.75          $16.92
    End of period                          $17.94          $19.28          $18.36         $17.88          $17.75
  Accumulation units outstanding
  at the end of period                     82,357         105,758          96,556         82,738          26,220

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(201)

  Accumulation unit value:
    Beginning of period                    $15.19          $14.60
    End of period                          $16.92          $15.19
  Accumulation units outstanding
  at the end of period                     8,414             37






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1898)

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      606             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1898)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.88          $12.77          $11.25         $10.32           N/A
    End of period                          $8.08           $12.88          $12.77         $11.25           N/A
  Accumulation units outstanding
  at the end of period                     26,285          28,945          34,349         27,585           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.47          $10.18          $9.99            N/A            N/A
    End of period                          $9.66           $10.47          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,437          19,957          10,019           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(313)

  Accumulation unit value:
    Beginning of period                    $16.74          $15.24          $11.77         $10.11          $8.41
    End of period                          $9.12           $16.74          $15.24         $11.77          $10.11
  Accumulation units outstanding
  at the end of period                    152,596         152,705         152,692         112,652         37,700

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(313)

  Accumulation unit value:
    Beginning of period                    $6.08            N/A
    End of period                          $8.41            N/A
  Accumulation units outstanding
  at the end of period                     3,692            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(172)

  Accumulation unit value:
    Beginning of period                    $24.29          $22.93          $20.86         $20.02          $17.29
    End of period                          $13.24          $24.29          $22.93         $20.86          $20.02
  Accumulation units outstanding
  at the end of period                     24,672          12,368          6,325           6,504          3,918

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(172)

  Accumulation unit value:
    Beginning of period                    $12.99          $13.86
    End of period                          $17.29          $12.99
  Accumulation units outstanding
  at the end of period                      876             849

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(201)

  Accumulation unit value:
    Beginning of period                    $15.77          $15.11          $14.91         $14.85          $14.57
    End of period                          $16.49          $15.77          $15.11         $14.91          $14.85
  Accumulation units outstanding
  at the end of period                    136,830          66,763          57,047         31,638          13,297

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(201)

  Accumulation unit value:
    Beginning of period                    $14.68          $14.62
    End of period                          $14.57          $14.68
  Accumulation units outstanding
  at the end of period                     6,609             37






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $14.03          $10.85          $9.99            N/A            N/A
    End of period                          $6.88           $14.03          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                    116,900          90,306          15,349           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(201)

  Accumulation unit value:
    Beginning of period                    $19.11          $20.00          $17.79         $16.66          $13.62
    End of period                          $11.44          $19.11          $20.00         $17.79          $16.66
  Accumulation units outstanding
  at the end of period                     46,444          59,343          52,763         65,779          49,827

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(201)

  Accumulation unit value:
    Beginning of period                    $10.77          $9.70
    End of period                          $13.62          $10.77
  Accumulation units outstanding
  at the end of period                     10,750           410






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $15.22          $16.64          $14.52         $14.14          $12.49
    End of period                          $9.17           $15.22          $16.64         $14.52          $14.14
  Accumulation units outstanding
  at the end of period                     33,063          49,628          57,630         59,934          45,558

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $9.17           $12.00
    End of period                          $12.49          $9.17
  Accumulation units outstanding
  at the end of period                     16,329          2,067

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1313)

  Accumulation unit value:
    Beginning of period                    $9.79           $10.18           N/A             N/A            N/A
    End of period                          $6.13           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,932           12,907           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1313)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(220)

  Accumulation unit value:
    Beginning of period                    $11.68          $12.26          $11.13         $11.69          $9.77
    End of period                          $7.43           $11.68          $12.26         $11.13          $11.69
  Accumulation units outstanding
  at the end of period                    359,294         527,539         550,926         615,737        283,850

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(220)

  Accumulation unit value:
    Beginning of period                    $7.50           $7.46
    End of period                          $9.77           $7.50
  Accumulation units outstanding
  at the end of period                     34,781           397

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(143)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.13          $10.94         $10.95          $10.77
    End of period                          $11.82          $11.62          $11.13         $10.94          $10.95
  Accumulation units outstanding
  at the end of period                    192,727         257,242         273,194         259,239        191,990

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(143)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.14
    End of period                          $10.77          $10.66
  Accumulation units outstanding
  at the end of period                     34,216            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(598)

  Accumulation unit value:
    Beginning of period                    $6.01           $5.88           $4.40           $4.44          $3.91
    End of period                          $3.56           $6.01           $5.88           $4.40          $4.44
  Accumulation units outstanding
  at the end of period                     56,399          83,804          58,898         27,403          12,199

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $10.23          $11.32          $10.17         $10.62          $9.74
    End of period                          $6.90           $10.23          $11.32         $10.17          $10.62
  Accumulation units outstanding
  at the end of period                     13,643          14,886          17,608         13,756           652

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(220)

  Accumulation unit value:
    Beginning of period                    $10.93          $11.03          $8.67           $9.37          $9.28
    End of period                          $5.79           $10.93          $11.03          $8.67          $9.37
  Accumulation units outstanding
  at the end of period                    461,365         615,370         695,032         775,214        386,061

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(220)

  Accumulation unit value:
    Beginning of period                    $7.52           $7.44
    End of period                          $9.28           $7.52
  Accumulation units outstanding
  at the end of period                     57,030           922

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.40          $11.78          $10.00           N/A            N/A
    End of period                          $5.17           $10.40          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     77,030          94,070         119,352           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(175)

  Accumulation unit value:
    Beginning of period                    $9.66           $9.49           $8.28           $8.09          $7.41
    End of period                          $5.90           $9.66           $9.49           $8.28          $8.09
  Accumulation units outstanding
  at the end of period                     37,012          38,477          43,623         47,927          54,269

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(175)

  Accumulation unit value:
    Beginning of period                    $5.85           $6.36
    End of period                          $7.41           $5.85
  Accumulation units outstanding
  at the end of period                     3,276             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(525)

  Accumulation unit value:
    Beginning of period                    $11.63          $14.34          $12.32         $11.83          $11.21
    End of period                          $5.63           $11.63          $14.34         $12.32          $11.83
  Accumulation units outstanding
  at the end of period                     45,343          41,200          27,026         25,567          10,142

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(220)

  Accumulation unit value:
    Beginning of period                    $18.63          $17.09          $12.43         $11.50          $9.15
    End of period                          $9.41           $18.63          $17.09         $12.43          $11.50
  Accumulation units outstanding
  at the end of period                    413,432         579,020         610,326         653,498        291,655

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(220)

  Accumulation unit value:
    Beginning of period                    $7.00           $7.36
    End of period                          $9.15           $7.00
  Accumulation units outstanding
  at the end of period                     42,616           960






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(525)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.58          $11.10         $10.51          $10.72
    End of period                          $9.21           $12.22          $11.58         $11.10          $10.51
  Accumulation units outstanding
  at the end of period                     63,225          60,811          90,317         74,453          13,094

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1325)

  Accumulation unit value:
    Beginning of period                    $9.87           $10.23           N/A             N/A            N/A
    End of period                          $6.79           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,027          2,475            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(206)

  Accumulation unit value:
    Beginning of period                    $19.88          $18.36          $14.90         $13.40          $11.43
    End of period                          $11.13          $19.88          $18.36         $14.90          $13.40
  Accumulation units outstanding
  at the end of period                    189,884         241,670         285,167         268,940        196,197

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(206)

  Accumulation unit value:
    Beginning of period                    $8.48           $8.06
    End of period                          $11.43          $8.48
  Accumulation units outstanding
  at the end of period                     27,322           585

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.73          $13.79          $11.83         $10.90          $9.70
    End of period                          $7.74           $13.73          $13.79         $11.83          $10.90
  Accumulation units outstanding
  at the end of period                   2,072,934       2,490,211       2,849,896       2,377,097       154,543

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.70          $10.04           N/A            N/A
    End of period                          $6.31           $11.92          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                    162,973         146,372          26,760           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                    $12.62          $10.80          $10.51         $10.82          $10.03
    End of period                          $7.24           $12.62          $10.80         $10.51          $10.82
  Accumulation units outstanding
  at the end of period                     72,982          97,289          87,159         97,605          2,706

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1354)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.77           N/A             N/A            N/A
    End of period                          $6.12           $11.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,719           3,385            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1354)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                    $35.84          $27.00          $22.78         $16.97          $14.05
    End of period                          $21.85          $35.84          $27.00         $22.78          $16.97
  Accumulation units outstanding
  at the end of period                     83,007          81,146          98,741         77,722          8,809

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(220)

  Accumulation unit value:
    Beginning of period                    $13.85          $13.45          $13.09          $9.72          $8.42
    End of period                          $6.85           $13.85          $13.45         $13.09          $9.72
  Accumulation units outstanding
  at the end of period                    406,683         505,901         556,983         619,009        323,001

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(220)

  Accumulation unit value:
    Beginning of period                    $7.22           $7.54
    End of period                          $8.42           $7.22
  Accumulation units outstanding
  at the end of period                     41,370           944






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.17          $9.94            N/A            N/A
    End of period                          $7.08           $10.73          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,105           2,235           2,235            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(206)

  Accumulation unit value:
    Beginning of period                    $15.80          $14.99          $13.93         $12.67          $11.16
    End of period                          $9.68           $15.80          $14.99         $13.93          $12.67
  Accumulation units outstanding
  at the end of period                    164,093         202,192         269,823         290,587        238,262

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(206)

  Accumulation unit value:
    Beginning of period                    $8.45           $7.92
    End of period                          $11.16          $8.45
  Accumulation units outstanding
  at the end of period                     38,604          1,160






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(206)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.98          $10.61         $10.36          $9.59
    End of period                          $7.54           $12.33          $11.98         $10.61          $10.36
  Accumulation units outstanding
  at the end of period                    311,283         386,589         485,289         494,079        374,561

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(206)

  Accumulation unit value:
    Beginning of period                    $7.65           $7.28
    End of period                          $9.59           $7.65
  Accumulation units outstanding
  at the end of period                     88,171          3,159

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $8.82           $10.18           N/A             N/A            N/A
    End of period                          $6.04           $8.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,551           1,989            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(220)

  Accumulation unit value:
    Beginning of period                    $18.13          $20.64          $19.21         $17.97          $16.27
    End of period                          $10.66          $18.13          $20.64         $19.21          $17.97
  Accumulation units outstanding
  at the end of period                    209,506         304,829         330,019         363,124        175,787

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(220)

  Accumulation unit value:
    Beginning of period                    $11.20          $11.05
    End of period                          $16.27          $11.20
  Accumulation units outstanding
  at the end of period                     22,273           268

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(206)

  Accumulation unit value:
    Beginning of period                    $14.71          $15.31          $13.28         $12.99          $11.27
    End of period                          $9.39           $14.71          $15.31         $13.28          $12.99
  Accumulation units outstanding
  at the end of period                    135,744         178,724         236,322         252,476        202,024

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(206)

  Accumulation unit value:
    Beginning of period                    $7.88           $7.14
    End of period                          $11.27          $7.88
  Accumulation units outstanding
  at the end of period                     29,789          1,240






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(482)

  Accumulation unit value:
    Beginning of period                    $6.77           $6.02           $5.61           $5.59          $5.63
    End of period                          $3.76           $6.77           $6.02           $5.61          $5.59
  Accumulation units outstanding
  at the end of period                     75,632         118,859          58,693         57,924          26,864

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(482)

  Accumulation unit value:
    Beginning of period                    $5.54            N/A
    End of period                          $5.63            N/A
  Accumulation units outstanding
  at the end of period                      722             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                    $17.64          $15.05          $15.55         $11.42          $9.91
    End of period                          $9.10           $17.64          $15.05         $15.55          $11.42
  Accumulation units outstanding
  at the end of period                    328,112         446,937         476,391         451,950         41,285

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                    $14.26          $13.12          $11.92         $11.07          $9.74
    End of period                          $8.00           $14.26          $13.12         $11.92          $11.07
  Accumulation units outstanding
  at the end of period                    331,538         358,770         439,839         534,141         55,303

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(148)

  Accumulation unit value:
    Beginning of period                    $14.87          $14.26          $12.42         $11.13          $9.62
    End of period                          $8.63           $14.87          $14.26         $12.42          $11.13
  Accumulation units outstanding
  at the end of period                     63,321          81,357          85,835         90,904          43,067

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(148)

  Accumulation unit value:
    Beginning of period                    $6.98           $8.17
    End of period                          $9.62           $6.98
  Accumulation units outstanding
  at the end of period                     14,383           671






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1773)

  Accumulation unit value:
    Beginning of period                    $8.92            N/A             N/A             N/A            N/A
    End of period                          $4.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,078            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1773)

  Accumulation unit value:
    Beginning of period                    $7.90            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,948           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.89          $10.02           N/A             N/A            N/A
    End of period                          $10.29          $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     99,414          14,050           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.61          $13.76          $13.55         $13.50          $13.17
    End of period                          $14.39          $14.61          $13.76         $13.55          $13.50
  Accumulation units outstanding
  at the end of period                    331,804         379,392         371,238         312,450        139,849

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.15
    End of period                          $13.17          $12.81
  Accumulation units outstanding
  at the end of period                     44,030          1,553






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(240)

  Accumulation unit value:
    Beginning of period                    $20.86          $22.92          $20.53         $19.24          $17.35
    End of period                          $12.17          $20.86          $22.92         $20.53          $19.24
  Accumulation units outstanding
  at the end of period                     3,108           2,680           1,994           3,591          1,095

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(240)

  Accumulation unit value:
    Beginning of period                    $13.90          $14.04
    End of period                          $17.35          $13.90
  Accumulation units outstanding
  at the end of period                      636              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.27          $13.68          $12.62         $12.64          $12.30
    End of period                          $9.02           $13.27          $13.68         $12.62          $12.64
  Accumulation units outstanding
  at the end of period                    110,614         140,520         121,595         103,684         54,657

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1788)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $5.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,344            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1795)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,028            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(140)

  Accumulation unit value:
    Beginning of period                    $19.97          $21.57          $19.45         $18.89          $17.54
    End of period                          $10.34          $19.97          $21.57         $19.45          $18.89
  Accumulation units outstanding
  at the end of period                     10,701          9,372           12,038         17,746          13,690

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(140)

  Accumulation unit value:
    Beginning of period                    $14.36          $15.83
    End of period                          $17.54          $14.36
  Accumulation units outstanding
  at the end of period                     1,591            316

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1898)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,452            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1898)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.11           N/A             N/A            N/A
    End of period                          $6.65           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     72,789          27,627           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.66            N/A             N/A             N/A            N/A
    End of period                          $6.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      231             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.48           N/A             N/A             N/A            N/A
    End of period                          $7.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,615           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.48          $10.50           N/A             N/A            N/A
    End of period                          $6.71           $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,104           1,089            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.60            N/A             N/A             N/A            N/A
    End of period                          $7.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      258             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.63            N/A             N/A             N/A            N/A
    End of period                          $6.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,962            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(92)

  Accumulation unit value:
    Beginning of period                    $15.85          $14.80          $13.05         $12.26          $11.09
    End of period                          $9.46           $15.85          $14.80         $13.05          $12.26
  Accumulation units outstanding
  at the end of period                    162,801         183,727         265,226         240,554        189,544

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(92)

  Accumulation unit value:
    Beginning of period                    $8.92           $10.94
    End of period                          $11.09          $8.92
  Accumulation units outstanding
  at the end of period                     31,425          2,315






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.10          $10.49         $10.30          $9.94
    End of period                          $9.79           $11.57          $11.10         $10.49          $10.30
  Accumulation units outstanding
  at the end of period                    171,277         146,376          70,918         73,353          14,145

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(119)

  Accumulation unit value:
    Beginning of period                    $15.72          $14.74          $13.16         $12.48          $11.42
    End of period                          $9.97           $15.72          $14.74         $13.16          $12.48
  Accumulation units outstanding
  at the end of period                    439,179         544,999         622,228         735,860        510,161

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(119)

  Accumulation unit value:
    Beginning of period                    $9.56           $11.00
    End of period                          $11.42          $9.56
  Accumulation units outstanding
  at the end of period                    101,655          9,561






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(693)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.71          $10.81         $10.49          $10.01
    End of period                          $9.56           $12.37          $11.71         $10.81          $10.49
  Accumulation units outstanding
  at the end of period                    280,978         311,372         313,099         270,663         31,854

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(242)

  Accumulation unit value:
    Beginning of period                    $14.93          $14.01          $12.73         $12.19          $11.34
    End of period                          $10.62          $14.93          $14.01         $12.73          $12.19
  Accumulation units outstanding
  at the end of period                    684,340         780,262         876,831         849,360        403,701

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(242)

  Accumulation unit value:
    Beginning of period                    $9.81           $9.89
    End of period                          $11.34          $9.81
  Accumulation units outstanding
  at the end of period                    110,820          12,223






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.52           N/A             N/A             N/A            N/A
    End of period                          $7.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,237           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1210)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.55          $10.58           N/A            N/A
    End of period                          $8.89           $11.06          $10.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,363             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1210)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $26.67          $25.29          $22.68         $21.95          $20.17
    End of period                          $20.74          $26.67          $25.29         $22.68          $21.95
  Accumulation units outstanding
  at the end of period                     86,039          90,178          88,395         103,065         67,171

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $16.91          $18.42
    End of period                          $20.17          $16.91
  Accumulation units outstanding
  at the end of period                     19,464          1,172






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(71)

  Accumulation unit value:
    Beginning of period                    $12.36          $12.03          $11.73         $11.64          $11.77
    End of period                          $12.40          $12.36          $12.03         $11.73          $11.64
  Accumulation units outstanding
  at the end of period                    267,942         137,962          82,287         58,922          26,221

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(71)

  Accumulation unit value:
    Beginning of period                    $11.94          $12.03
    End of period                          $11.77          $11.94
  Accumulation units outstanding
  at the end of period                     10,173          5,391

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(314)

  Accumulation unit value:
    Beginning of period                    $21.66          $20.48          $17.26         $16.26          $14.44
    End of period                          $14.17          $21.66          $20.48         $17.26          $16.26
  Accumulation units outstanding
  at the end of period                     65,630          68,381          63,199         27,737          14,532

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(314)

  Accumulation unit value:
    Beginning of period                    $11.20           N/A
    End of period                          $14.44           N/A
  Accumulation units outstanding
  at the end of period                     5,783            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $30.83          $28.54          $25.58         $24.58          $22.79
    End of period                          $17.29          $30.83          $28.54         $25.58          $24.58
  Accumulation units outstanding
  at the end of period                     71,806          48,221          35,993         44,846          33,177

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $17.80          $22.28
    End of period                          $22.79          $17.80
  Accumulation units outstanding
  at the end of period                     8,729            805

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(152)

  Accumulation unit value:
    Beginning of period                    $43.04          $37.43          $35.72         $31.90          $27.55
    End of period                          $25.06          $43.04          $37.43         $35.72          $31.90
  Accumulation units outstanding
  at the end of period                     45,673          40,847          43,498         61,808          31,625

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(152)

  Accumulation unit value:
    Beginning of period                    $20.26          $20.99
    End of period                          $27.55          $20.26
  Accumulation units outstanding
  at the end of period                     6,046            489






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.67          $15.84          $13.45         $12.92          $11.42
    End of period                          $9.16           $15.67          $15.84         $13.45          $12.92
  Accumulation units outstanding
  at the end of period                    144,980         135,896         107,389         142,436         79,002

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.97           $11.36
    End of period                          $11.42          $8.97
  Accumulation units outstanding
  at the end of period                     17,300          3,039

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.905%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                    $12.89          $14.96           N/A             N/A            N/A
    End of period                          $8.13           $12.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              800             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1175)

  Accumulation unit value:
    Beginning of period                    $18.06          $16.77          $15.82           N/A            N/A
    End of period                          $10.47          $18.06          $16.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              380             380             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $27.45           N/A             N/A             N/A            N/A
    End of period                          $16.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      883             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $28.22          $30.79           N/A             N/A            N/A
    End of period                          $16.37          $28.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              130             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.65          $12.89           N/A             N/A            N/A
    End of period                          $6.53           $13.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,610           1,998            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $24.46          $22.33           N/A             N/A            N/A
    End of period                          $14.81          $24.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      158             171             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.83          $10.93           N/A             N/A            N/A
    End of period                          $7.47           $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              371             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(968)

  Accumulation unit value:
    Beginning of period                    $19.26          $18.35          $17.87         $17.74           N/A
    End of period                          $17.92          $19.26          $18.35         $17.87           N/A
  Accumulation units outstanding
  at the end of period                       64             732             483             348            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.88          $14.10           N/A             N/A            N/A
    End of period                          $8.08           $12.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      145            2,153            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(935)

  Accumulation unit value:
    Beginning of period                    $16.73          $15.23          $11.76         $10.61           N/A
    End of period                          $9.11           $16.73          $15.23         $11.76           N/A
  Accumulation units outstanding
  at the end of period                     3,174           3,936            492             563            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $15.82           N/A             N/A             N/A            N/A
    End of period                          $16.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      172             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.03          $14.55           N/A             N/A            N/A
    End of period                          $6.88           $14.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,514             92             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                    $19.10          $20.41           N/A             N/A            N/A
    End of period                          $11.44          $19.10           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              101             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(903)

  Accumulation unit value:
    Beginning of period                    $11.68          $12.25          $11.12         $11.18           N/A
    End of period                          $7.42           $11.68          $12.25         $11.12           N/A
  Accumulation units outstanding
  at the end of period                      235             240             231             220            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(792)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.13          $10.94         $10.78           N/A
    End of period                          $11.82          $11.62          $11.13         $10.94           N/A
  Accumulation units outstanding
  at the end of period                     2,033           2,196           2,098           2,003           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(792)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1196)

  Accumulation unit value:
    Beginning of period                    $6.01           $5.87           $5.58            N/A            N/A
    End of period                          $3.56           $6.01           $5.87            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              280             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(903)

  Accumulation unit value:
    Beginning of period                    $10.92          $11.02          $8.67           $8.60           N/A
    End of period                          $5.78           $10.92          $11.02          $8.67           N/A
  Accumulation units outstanding
  at the end of period                      305             261             550             286            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1196)

  Accumulation unit value:
    Beginning of period                    $10.40          $11.78          $11.58           N/A            N/A
    End of period                          $5.16           $10.40          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              405             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(968)

  Accumulation unit value:
    Beginning of period                    $11.62          $14.33          $12.31         $12.37           N/A
    End of period                          $5.63           $11.62          $14.33         $12.31           N/A
  Accumulation units outstanding
  at the end of period                       -              359             577             499            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(903)

  Accumulation unit value:
    Beginning of period                    $18.62          $17.08          $12.42         $11.83           N/A
    End of period                          $9.40           $18.62          $17.08         $12.42           N/A
  Accumulation units outstanding
  at the end of period                     1,372           1,251           1,426            208            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(968)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.57          $11.10         $10.94           N/A
    End of period                          $9.20           $12.21          $11.57         $11.10           N/A
  Accumulation units outstanding
  at the end of period                     1,690           1,411            813             565            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(792)

  Accumulation unit value:
    Beginning of period                    $19.88          $18.35          $14.89         $13.50           N/A
    End of period                          $11.13          $19.88          $18.35         $14.89           N/A
  Accumulation units outstanding
  at the end of period                     1,560           2,501           1,515           1,612           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(792)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(968)

  Accumulation unit value:
    Beginning of period                    $13.72          $13.79          $11.83         $11.92           N/A
    End of period                          $7.74           $13.72          $13.79         $11.83           N/A
  Accumulation units outstanding
  at the end of period                     2,975           4,281           1,307            518            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.92          $12.32           N/A             N/A            N/A
    End of period                          $6.31           $11.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      326             331             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(968)

  Accumulation unit value:
    Beginning of period                    $35.81          $26.98          $22.77         $23.50           N/A
    End of period                          $21.83          $35.81          $26.98         $22.77           N/A
  Accumulation units outstanding
  at the end of period                       -              221             377             263            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(903)

  Accumulation unit value:
    Beginning of period                    $13.84          $13.44          $13.08         $12.20           N/A
    End of period                          $6.84           $13.84          $13.44         $13.08           N/A
  Accumulation units outstanding
  at the end of period                      217             217             207             201            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(792)

  Accumulation unit value:
    Beginning of period                    $15.80          $14.98          $13.92         $12.55           N/A
    End of period                          $9.67           $15.80          $14.98         $13.92           N/A
  Accumulation units outstanding
  at the end of period                     1,650           1,676           1,703           1,672           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(792)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(792)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.97          $10.61         $10.00           N/A
    End of period                          $7.54           $12.32          $11.97         $10.61           N/A
  Accumulation units outstanding
  at the end of period                     2,191           2,138           2,155           2,134           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(792)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(903)

  Accumulation unit value:
    Beginning of period                    $18.12          $20.62          $19.20         $18.76           N/A
    End of period                          $10.66          $18.12          $20.62         $19.20           N/A
  Accumulation units outstanding
  at the end of period                      151             389             382             131            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(792)

  Accumulation unit value:
    Beginning of period                    $14.70          $15.31          $13.28         $12.30           N/A
    End of period                          $9.39           $14.70          $15.31         $13.28           N/A
  Accumulation units outstanding
  at the end of period                     1,722           1,726           1,730           1,716           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(792)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(968)

  Accumulation unit value:
    Beginning of period                    $6.77           $6.02           $5.61           $5.83           N/A
    End of period                          $3.76           $6.77           $6.02           $5.61           N/A
  Accumulation units outstanding
  at the end of period                       -              769             524            1,060           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1009)

  Accumulation unit value:
    Beginning of period                    $17.64          $15.05          $15.07           N/A            N/A
    End of period                          $9.09           $17.64          $15.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1009)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(968)

  Accumulation unit value:
    Beginning of period                    $14.25          $13.12          $11.92         $12.08           N/A
    End of period                          $8.00           $14.25          $13.12         $11.92           N/A
  Accumulation units outstanding
  at the end of period                      148             218             238             512            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(968)

  Accumulation unit value:
    Beginning of period                    $14.87          $14.25          $12.42         $12.29           N/A
    End of period                          $8.63           $14.87          $14.25         $12.42           N/A
  Accumulation units outstanding
  at the end of period                       -              595             329             754            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.89          $10.80           N/A             N/A            N/A
    End of period                          $10.29          $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      261             375             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $14.60          $13.66           N/A             N/A            N/A
    End of period                          $14.38          $14.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,219            150             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(968)

  Accumulation unit value:
    Beginning of period                    $13.26          $13.67          $12.60         $12.53           N/A
    End of period                          $9.01           $13.26          $13.67         $12.60           N/A
  Accumulation units outstanding
  at the end of period                      120             547             104             247            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.02            N/A             N/A             N/A            N/A
    End of period                          $6.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,372            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.22           N/A             N/A            N/A
    End of period                          $6.87           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              396             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.28           N/A             N/A            N/A
    End of period                          $6.24           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              591             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                    $15.84          $16.08           N/A             N/A            N/A
    End of period                          $9.45           $15.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      249             384             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.38           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,389            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $15.71          $15.94           N/A             N/A            N/A
    End of period                          $9.96           $15.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      252             255             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(996)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.71          $10.95           N/A            N/A
    End of period                          $9.56           $12.37          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,640            329            6,278            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(996)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(947)

  Accumulation unit value:
    Beginning of period                    $14.92          $14.00          $12.72         $12.37           N/A
    End of period                          $10.62          $14.92          $14.00         $12.72           N/A
  Accumulation units outstanding
  at the end of period                     5,913           11,671            -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(935)

  Accumulation unit value:
    Beginning of period                    $26.65          $25.27          $22.66         $21.94           N/A
    End of period                          $20.73          $26.65          $25.27         $22.66           N/A
  Accumulation units outstanding
  at the end of period                     1,152           2,004           1,988           1,929           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(935)

  Accumulation unit value:
    Beginning of period                    $21.66          $20.47          $17.25         $16.49           N/A
    End of period                          $14.16          $21.66          $20.47         $17.25           N/A
  Accumulation units outstanding
  at the end of period                     2,233            990             708             733            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $30.81          $28.70           N/A             N/A            N/A
    End of period                          $17.28          $30.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,519            136             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1009)

  Accumulation unit value:
    Beginning of period                    $43.01          $37.40          $36.51           N/A            N/A
    End of period                          $25.05          $43.01          $37.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,136           1,045            257             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1009)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(968)

  Accumulation unit value:
    Beginning of period                    $15.67          $15.83          $13.45         $13.51           N/A
    End of period                          $9.15           $15.67          $15.83         $13.45           N/A
  Accumulation units outstanding
  at the end of period                      122             771             195             457            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.91%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(851)

  Accumulation unit value:
    Beginning of period                    $12.89          $15.46          $11.55         $10.74           N/A
    End of period                          $8.13           $12.89          $15.46         $11.55           N/A
  Accumulation units outstanding
  at the end of period                       -             3,578           25,138            -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1152)

  Accumulation unit value:
    Beginning of period                    $18.05          $16.76          $15.30           N/A            N/A
    End of period                          $10.46          $18.05          $16.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             8,122           4,088            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1152)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.65          $13.63           N/A             N/A            N/A
    End of period                          $6.53           $13.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,282            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(911)

  Accumulation unit value:
    Beginning of period                    $24.45          $22.23          $18.87         $18.85           N/A
    End of period                          $14.80          $24.45          $22.23         $18.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,526           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $11.58          $11.72           N/A             N/A            N/A
    End of period                          $7.60           $11.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,991            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $19.25          $19.25           N/A             N/A            N/A
    End of period                          $17.91          $19.25           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,445            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.88          $12.93           N/A             N/A            N/A
    End of period                          $8.07           $12.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,510            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(911)

  Accumulation unit value:
    Beginning of period                    $16.72          $15.22          $11.76         $10.87           N/A
    End of period                          $9.11           $16.72          $15.22         $11.76           N/A
  Accumulation units outstanding
  at the end of period                       -             5,603           4,534           2,523           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(851)

  Accumulation unit value:
    Beginning of period                    $15.75          $15.09          $14.90         $15.04           N/A
    End of period                          $16.46          $15.75          $15.09         $14.90           N/A
  Accumulation units outstanding
  at the end of period                     28,741            -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1213)

  Accumulation unit value:
    Beginning of period                    $14.03          $10.85          $10.52           N/A            N/A
    End of period                          $6.88           $14.03          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,493           2,151            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1213)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(1009)

  Accumulation unit value:
    Beginning of period                    $19.09          $19.98          $18.11           N/A            N/A
    End of period                          $11.43          $19.09          $19.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,511           11,552           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(1009)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(1009)

  Accumulation unit value:
    Beginning of period                    $15.20          $16.63          $15.43           N/A            N/A
    End of period                          $9.16           $15.20          $16.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,093           10,759           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(1009)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(573)

  Accumulation unit value:
    Beginning of period                    $11.67          $12.25          $11.12         $11.68          $10.02
    End of period                          $7.42           $11.67          $12.25         $11.12          $11.68
  Accumulation units outstanding
  at the end of period                     22,502          23,901            -            24,367          46,664

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(1019)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.12          $10.91           N/A            N/A
    End of period                          $11.81          $11.61          $11.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,516          50,328          45,468           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(1019)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(573)

  Accumulation unit value:
    Beginning of period                    $10.92          $11.02          $8.67           $9.36          $9.01
    End of period                          $5.78           $10.92          $11.02          $8.67          $9.36
  Accumulation units outstanding
  at the end of period                     25,728          26,103            -               -            21,437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1162)

  Accumulation unit value:
    Beginning of period                    $10.39          $11.77          $10.97           N/A            N/A
    End of period                          $5.16           $10.39          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,327           5,611           10,127           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1162)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(573)

  Accumulation unit value:
    Beginning of period                    $18.61          $17.08          $12.42         $11.49          $9.44
    End of period                          $9.40           $18.61          $17.08         $12.42          $11.49
  Accumulation units outstanding
  at the end of period                     15,147          26,675          24,260            -            20,463

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(851)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.56          $11.09         $10.99           N/A
    End of period                          $9.19           $12.20          $11.56         $11.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(938)

  Accumulation unit value:
    Beginning of period                    $19.87          $18.35          $14.89         $13.75           N/A
    End of period                          $11.13          $19.87          $18.35         $14.89           N/A
  Accumulation units outstanding
  at the end of period                     30,612          42,197          55,630          7,941           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(938)

  Accumulation unit value:
    Beginning of period                    $13.72          $13.79          $11.83         $11.20           N/A
    End of period                          $7.74           $13.72          $13.79         $11.83           N/A
  Accumulation units outstanding
  at the end of period                    404,982         477,810         380,277         38,992           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(851)

  Accumulation unit value:
    Beginning of period                    $35.80          $26.98          $22.76         $20.78           N/A
    End of period                          $21.82          $35.80          $26.98         $22.76           N/A
  Accumulation units outstanding
  at the end of period                     2,415           3,878           17,336         15,337           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(573)

  Accumulation unit value:
    Beginning of period                    $13.84          $13.43          $13.08          $9.72          $8.19
    End of period                          $6.84           $13.84          $13.43         $13.08          $9.72
  Accumulation units outstanding
  at the end of period                     19,561          21,672            -             3,302          23,585

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(911)

  Accumulation unit value:
    Beginning of period                    $15.79          $14.98          $13.92         $13.56           N/A
    End of period                          $9.67           $15.79          $14.98         $13.92           N/A
  Accumulation units outstanding
  at the end of period                     30,221          32,247          33,915          3,141           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index
Division(1019)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.97          $10.94           N/A            N/A
    End of period                          $7.54           $12.32          $11.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,566          43,285          45,524           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index
Division(1019)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(573)

  Accumulation unit value:
    Beginning of period                    $18.11          $20.62          $19.20         $17.96          $15.46
    End of period                          $10.65          $18.11          $20.62         $19.20          $17.96
  Accumulation units outstanding
  at the end of period                     14,102          16,975          7,447             -            12,488

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(1019)

  Accumulation unit value:
    Beginning of period                    $14.70          $15.31          $14.49           N/A            N/A
    End of period                          $9.38           $14.70          $15.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,652          32,706          34,399           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(1019)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(938)

  Accumulation unit value:
    Beginning of period                    $17.63          $15.04          $15.55         $14.19           N/A
    End of period                          $9.09           $17.63          $15.04         $15.55           N/A
  Accumulation units outstanding
  at the end of period                     19,789          23,119          45,871         38,464           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1075)

  Accumulation unit value:
    Beginning of period                    $14.25          $13.12          $11.70           N/A            N/A
    End of period                          $8.00           $14.25          $13.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,613         124,347         150,981           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1009)

  Accumulation unit value:
    Beginning of period                    $14.60          $13.75          $13.51           N/A            N/A
    End of period                          $14.38          $14.60          $13.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             20,299          22,275           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1009)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(701)

  Accumulation unit value:
    Beginning of period                    $13.25          $13.66          $12.60         $12.63          $12.52
    End of period                          $9.00           $13.25          $13.66         $12.60          $12.63
  Accumulation units outstanding
  at the end of period                       -             11,449          22,326            -            76,121

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(701)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.44            N/A             N/A             N/A            N/A
    End of period                          $6.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,487           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.92          $14.15           N/A             N/A            N/A
    End of period                          $10.61          $14.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,967          40,150           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(621)

  Accumulation unit value:
    Beginning of period                    $12.37          $12.04          $11.74         $11.65          $11.69
    End of period                          $12.40          $12.37          $12.04         $11.74          $11.65
  Accumulation units outstanding
  at the end of period                    180,243            -             95,021         277,867         68,238

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(911)

  Accumulation unit value:
    Beginning of period                    $21.65          $20.47          $17.25         $17.00           N/A
    End of period                          $14.16          $21.65          $20.47         $17.25           N/A
  Accumulation units outstanding
  at the end of period                       -             3,221             -             2,525           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $30.79          $30.37           N/A             N/A            N/A
    End of period                          $17.27          $30.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,641            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                    $42.98          $37.38          $35.68         $34.15           N/A
    End of period                          $25.03          $42.98          $37.38         $35.68           N/A
  Accumulation units outstanding
  at the end of period                       -             2,613           5,838           1,231           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(687)

  Accumulation unit value:
    Beginning of period                    $15.66          $15.83          $13.44         $12.91          $11.51
    End of period                          $9.15           $15.66          $15.83         $13.44          $12.91
  Accumulation units outstanding
  at the end of period                       -               -               -            20,375          22,952

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.92%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(859)

  Accumulation unit value:
    Beginning of period                    $12.88          $15.46          $11.55         $10.70           N/A
    End of period                          $8.13           $12.88          $15.46         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     5,697           8,703           7,680           4,163           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(859)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(433)

  Accumulation unit value:
    Beginning of period                    $18.03          $16.75          $13.92         $12.82          $11.24
    End of period                          $10.45          $18.03          $16.75         $13.92          $12.82
  Accumulation units outstanding
  at the end of period                     7,440           7,934           2,641           2,302          3,031

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(433)

  Accumulation unit value:
    Beginning of period                    $10.47           N/A
    End of period                          $11.24           N/A
  Accumulation units outstanding
  at the end of period                     1,339            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(428)

  Accumulation unit value:
    Beginning of period                    $13.91          $12.25          $11.57         $11.00          $10.20
    End of period                          $8.50           $13.91          $12.25         $11.57          $11.00
  Accumulation units outstanding
  at the end of period                     4,937           4,391           2,774           3,884          1,997

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(428)

  Accumulation unit value:
    Beginning of period                    $9.67            N/A
    End of period                          $10.20           N/A
  Accumulation units outstanding
  at the end of period                     2,004            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(468)

  Accumulation unit value:
    Beginning of period                    $15.31          $14.02          $12.48         $11.73          $11.19
    End of period                          $9.05           $15.31          $14.02         $12.48          $11.73
  Accumulation units outstanding
  at the end of period                     1,083           2,515             -              565             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(468)

  Accumulation unit value:
    Beginning of period                    $11.02           N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                      113             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(366)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.68          $10.75          $9.95          $9.27
    End of period                          $8.70           $12.37          $11.68         $10.75          $9.95
  Accumulation units outstanding
  at the end of period                     9,046           9,761           6,341           6,537          3,867

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(366)

  Accumulation unit value:
    Beginning of period                    $8.77            N/A
    End of period                          $9.27            N/A
  Accumulation units outstanding
  at the end of period                     2,226            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                    $29.03          $24.53          $22.07         $19.86           N/A
    End of period                          $16.38          $29.03          $24.53         $22.07           N/A
  Accumulation units outstanding
  at the end of period                     4,248           2,294           1,443            419            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $8.27            N/A             N/A             N/A            N/A
    End of period                          $4.46            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,607            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(582)

  Accumulation unit value:
    Beginning of period                    $28.17          $26.17          $25.50         $24.84          $23.04
    End of period                          $16.34          $28.17          $26.17         $25.50          $24.84
  Accumulation units outstanding
  at the end of period                     4,152           2,124            436             397           1,111

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(582)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.65          $11.16           N/A             N/A            N/A
    End of period                          $6.53           $13.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,909          16,950           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.65          $10.35           N/A             N/A            N/A
    End of period                          $6.51           $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,292            371             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(464)

  Accumulation unit value:
    Beginning of period                    $18.16          $18.40          $16.70         $16.46          $15.79
    End of period                          $10.86          $18.16          $18.40         $16.70          $16.46
  Accumulation units outstanding
  at the end of period                      801             823            1,350            531            437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(464)

  Accumulation unit value:
    Beginning of period                    $15.09           N/A
    End of period                          $15.79           N/A
  Accumulation units outstanding
  at the end of period                       42             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(322)

  Accumulation unit value:
    Beginning of period                    $24.42          $22.21          $18.86         $18.75          $16.09
    End of period                          $14.79          $24.42          $22.21         $18.86          $18.75
  Accumulation units outstanding
  at the end of period                     7,090           5,296           3,842           2,490          2,306

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(322)

  Accumulation unit value:
    Beginning of period                    $12.36           N/A
    End of period                          $16.09           N/A
  Accumulation units outstanding
  at the end of period                      783             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.91           $10.18           N/A             N/A            N/A
    End of period                          $6.21           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,249          51,209           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.48           N/A             N/A            N/A
    End of period                          $5.75           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      579            3,917            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.84          $10.23           N/A            N/A
    End of period                          $7.46           $10.83          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,032          18,536          5,261            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $8.83            N/A             N/A             N/A            N/A
    End of period                          $5.99            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      258             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                    $11.58          $12.58          $10.89         $10.47           N/A
    End of period                          $7.60           $11.58          $12.58         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     3,277           4,970           4,164           2,803           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(390)

  Accumulation unit value:
    Beginning of period                    $19.23          $18.32          $17.84         $17.72          $16.89
    End of period                          $17.89          $19.23          $18.32         $17.84          $17.72
  Accumulation units outstanding
  at the end of period                     7,259           7,527           6,460           5,056          3,624

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(390)

  Accumulation unit value:
    Beginning of period                    $15.93           N/A
    End of period                          $16.89           N/A
  Accumulation units outstanding
  at the end of period                      635             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1906)

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      795             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1906)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(868)

  Accumulation unit value:
    Beginning of period                    $12.87          $12.77          $11.25         $11.02           N/A
    End of period                          $8.07           $12.87          $12.77         $11.25           N/A
  Accumulation units outstanding
  at the end of period                     9,196           17,881          9,418          10,450           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(868)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.47          $10.18          $10.00           N/A            N/A
    End of period                          $9.65           $10.47          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,891           2,009           1,157            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(480)

  Accumulation unit value:
    Beginning of period                    $16.71          $15.21          $11.75         $10.10          $8.40
    End of period                          $9.10           $16.71          $15.21         $11.75          $10.10
  Accumulation units outstanding
  at the end of period                     14,826          24,296          14,417          9,055          7,592

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(480)

  Accumulation unit value:
    Beginning of period                    $8.13            N/A
    End of period                          $8.40            N/A
  Accumulation units outstanding
  at the end of period                      525             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                    $24.23          $22.88          $20.81         $19.61           N/A
    End of period                          $13.20          $24.23          $22.88         $20.81           N/A
  Accumulation units outstanding
  at the end of period                     2,119           2,695             18             243            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(390)

  Accumulation unit value:
    Beginning of period                    $15.73          $15.08          $14.88         $14.82          $14.55
    End of period                          $16.44          $15.73          $15.08         $14.88          $14.82
  Accumulation units outstanding
  at the end of period                     24,396          5,477           6,833           5,911          3,283

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(390)

  Accumulation unit value:
    Beginning of period                    $14.14           N/A
    End of period                          $14.55           N/A
  Accumulation units outstanding
  at the end of period                     1,364            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1085)

  Accumulation unit value:
    Beginning of period                    $14.03          $10.85          $8.71            N/A            N/A
    End of period                          $6.87           $14.03          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,661          9,873           3,933            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(428)

  Accumulation unit value:
    Beginning of period                    $19.07          $19.96          $17.76         $16.64          $13.60
    End of period                          $11.42          $19.07          $19.96         $17.76          $16.64
  Accumulation units outstanding
  at the end of period                     5,468           8,728           9,543          11,165          11,782

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(428)

  Accumulation unit value:
    Beginning of period                    $12.71           N/A
    End of period                          $13.60           N/A
  Accumulation units outstanding
  at the end of period                      472             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(468)

  Accumulation unit value:
    Beginning of period                    $15.19          $16.61          $14.50         $14.12          $12.48
    End of period                          $9.15           $15.19          $16.61         $14.50          $14.12
  Accumulation units outstanding
  at the end of period                     1,838           3,570           5,641           6,157          7,295

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(468)

  Accumulation unit value:
    Beginning of period                    $12.20           N/A
    End of period                          $12.48           N/A
  Accumulation units outstanding
  at the end of period                      449             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $9.68            N/A             N/A             N/A            N/A
    End of period                          $6.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,018            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(282)

  Accumulation unit value:
    Beginning of period                    $11.66          $12.24          $11.12         $11.67          $9.76
    End of period                          $7.41           $11.66          $12.24         $11.12          $11.67
  Accumulation units outstanding
  at the end of period                     27,701          36,026          46,144         59,193          62,704

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(282)

  Accumulation unit value:
    Beginning of period                    $6.69            N/A
    End of period                          $9.76            N/A
  Accumulation units outstanding
  at the end of period                     29,470           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(390)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.12          $10.93         $10.94          $10.76
    End of period                          $11.81          $11.61          $11.12         $10.93          $10.94
  Accumulation units outstanding
  at the end of period                     26,687          20,700          21,536         24,432          19,992

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(390)

  Accumulation unit value:
    Beginning of period                    $10.48           N/A
    End of period                          $10.76           N/A
  Accumulation units outstanding
  at the end of period                     2,306            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(529)

  Accumulation unit value:
    Beginning of period                    $6.00           $5.87           $4.39           $4.44          $4.27
    End of period                          $3.56           $6.00           $5.87           $4.39          $4.44
  Accumulation units outstanding
  at the end of period                     10,286          18,885          9,601           1,682          6,413

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(529)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(582)

  Accumulation unit value:
    Beginning of period                    $10.22          $11.30          $10.16         $10.61          $9.38
    End of period                          $6.89           $10.22          $11.30         $10.16          $10.61
  Accumulation units outstanding
  at the end of period                      620            1,037            916             916            691

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(582)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(282)

  Accumulation unit value:
    Beginning of period                    $10.91          $11.01          $8.66           $9.36          $9.27
    End of period                          $5.78           $10.91          $11.01          $8.66          $9.36
  Accumulation units outstanding
  at the end of period                     33,139          58,709          69,139         76,812          64,733

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(282)

  Accumulation unit value:
    Beginning of period                    $6.45            N/A
    End of period                          $9.27            N/A
  Accumulation units outstanding
  at the end of period                     30,765           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $10.39          $11.77          $10.04           N/A            N/A
    End of period                          $5.16           $10.39          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,933          17,685          16,030           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(322)

  Accumulation unit value:
    Beginning of period                    $9.64           $9.48           $8.27           $8.08          $7.41
    End of period                          $5.88           $9.64           $9.48           $8.27          $8.08
  Accumulation units outstanding
  at the end of period                     7,053           8,593           7,874           6,460          5,716

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(322)

  Accumulation unit value:
    Beginning of period                    $6.17            N/A
    End of period                          $7.41            N/A
  Accumulation units outstanding
  at the end of period                     1,137            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(533)

  Accumulation unit value:
    Beginning of period                    $11.61          $14.32          $12.30         $11.82          $11.14
    End of period                          $5.62           $11.61          $14.32         $12.30          $11.82
  Accumulation units outstanding
  at the end of period                     20,009          10,219          2,985           2,360          2,035

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(533)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(282)

  Accumulation unit value:
    Beginning of period                    $18.60          $17.06          $12.41         $11.48          $9.14
    End of period                          $9.39           $18.60          $17.06         $12.41          $11.48
  Accumulation units outstanding
  at the end of period                     44,081          55,300          54,895         58,388          58,327

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(282)

  Accumulation unit value:
    Beginning of period                    $6.03            N/A
    End of period                          $9.14            N/A
  Accumulation units outstanding
  at the end of period                     22,445           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(514)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.56          $11.09         $10.50          $10.92
    End of period                          $9.19           $12.20          $11.56         $11.09          $10.50
  Accumulation units outstanding
  at the end of period                     13,298          19,552          12,950         10,644          9,742

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1367)

  Accumulation unit value:
    Beginning of period                    $9.87           $9.85            N/A             N/A            N/A
    End of period                          $6.79           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      437             495             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1367)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(390)

  Accumulation unit value:
    Beginning of period                    $19.86          $18.34          $14.89         $13.39          $11.42
    End of period                          $11.12          $19.86          $18.34         $14.89          $13.39
  Accumulation units outstanding
  at the end of period                     17,244          24,936          18,815         16,729          15,932

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(390)

  Accumulation unit value:
    Beginning of period                    $9.55            N/A
    End of period                          $11.42           N/A
  Accumulation units outstanding
  at the end of period                     3,229            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(700)

  Accumulation unit value:
    Beginning of period                    $13.72          $13.79          $11.83         $10.90          $10.20
    End of period                          $7.73           $13.72          $13.79         $11.83          $10.90
  Accumulation units outstanding
  at the end of period                    289,821         356,625         250,362         48,355          3,238

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1154)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.70          $9.83            N/A            N/A
    End of period                          $6.30           $11.92          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     75,152          43,958          6,246            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(707)

  Accumulation unit value:
    Beginning of period                    $12.61          $10.80          $10.51         $10.82          $10.63
    End of period                          $7.24           $12.61          $10.80         $10.51          $10.82
  Accumulation units outstanding
  at the end of period                     7,886           6,242           4,230           1,621          1,357

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1332)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.35           N/A             N/A            N/A
    End of period                          $6.12           $11.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,942           2,390            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1332)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(533)

  Accumulation unit value:
    Beginning of period                    $35.78          $26.96          $22.75         $16.96          $13.75
    End of period                          $21.81          $35.78          $26.96         $22.75          $16.96
  Accumulation units outstanding
  at the end of period                     11,123          16,916          10,660         10,790          7,424

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(533)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(282)

  Accumulation unit value:
    Beginning of period                    $13.83          $13.43          $13.08          $9.71          $8.41
    End of period                          $6.83           $13.83          $13.43         $13.08          $9.71
  Accumulation units outstanding
  at the end of period                     29,409          35,618          47,159         63,406          58,889

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(282)

  Accumulation unit value:
    Beginning of period                    $6.69            N/A
    End of period                          $8.41            N/A
  Accumulation units outstanding
  at the end of period                     25,228           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1170)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.17          $10.10           N/A            N/A
    End of period                          $7.08           $10.73          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                      598             977            2,726            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1170)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(390)

  Accumulation unit value:
    Beginning of period                    $15.78          $14.97          $13.92         $12.67          $11.15
    End of period                          $9.66           $15.78          $14.97         $13.92          $12.67
  Accumulation units outstanding
  at the end of period                     11,269          22,764          15,671         19,288          20,399

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(390)

  Accumulation unit value:
    Beginning of period                    $9.64            N/A
    End of period                          $11.15           N/A
  Accumulation units outstanding
  at the end of period                     7,469            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(390)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.97          $10.60         $10.35          $9.59
    End of period                          $7.53           $12.31          $11.97         $10.60          $10.35
  Accumulation units outstanding
  at the end of period                     50,505          65,559          49,476         52,546          40,901

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(390)

  Accumulation unit value:
    Beginning of period                    $8.57            N/A
    End of period                          $9.59            N/A
  Accumulation units outstanding
  at the end of period                     9,374            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $8.81           $10.18           N/A             N/A            N/A
    End of period                          $6.03           $8.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,823           1,433            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(282)

  Accumulation unit value:
    Beginning of period                    $18.10          $20.61          $19.19         $17.95          $16.26
    End of period                          $10.64          $18.10          $20.61         $19.19          $17.95
  Accumulation units outstanding
  at the end of period                     13,156          16,164          21,680         28,953          27,389

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(282)

  Accumulation unit value:
    Beginning of period                    $10.49           N/A
    End of period                          $16.26           N/A
  Accumulation units outstanding
  at the end of period                     16,498           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(390)

  Accumulation unit value:
    Beginning of period                    $14.69          $15.30          $13.27         $12.98          $11.27
    End of period                          $9.38           $14.69          $15.30         $13.27          $12.98
  Accumulation units outstanding
  at the end of period                     11,729          17,522          14,358         17,441          18,643

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(390)

  Accumulation unit value:
    Beginning of period                    $9.59            N/A
    End of period                          $11.27           N/A
  Accumulation units outstanding
  at the end of period                     5,019            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $6.76           $6.02           $5.61           $5.58          $5.34
    End of period                          $3.75           $6.76           $6.02           $5.61          $5.58
  Accumulation units outstanding
  at the end of period                     10,519          8,743           7,966           4,889          3,729

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(707)

  Accumulation unit value:
    Beginning of period                    $17.63          $15.04          $15.55         $11.42          $10.81
    End of period                          $9.09           $17.63          $15.04         $15.55          $11.42
  Accumulation units outstanding
  at the end of period                     54,883          65,650          69,358         37,758          1,340

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                    $14.25          $13.11          $11.92         $11.07          $10.74
    End of period                          $8.00           $14.25          $13.11         $11.92          $11.07
  Accumulation units outstanding
  at the end of period                     14,321          15,495          21,392          8,090            78

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(322)

  Accumulation unit value:
    Beginning of period                    $14.85          $14.24          $12.41         $11.12          $9.61
    End of period                          $8.62           $14.85          $14.24         $12.41          $11.12
  Accumulation units outstanding
  at the end of period                     7,685           8,886           7,148           3,503          7,538

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(322)

  Accumulation unit value:
    Beginning of period                    $7.07            N/A
    End of period                          $9.61            N/A
  Accumulation units outstanding
  at the end of period                      830             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1794)

  Accumulation unit value:
    Beginning of period                    $9.46            N/A             N/A             N/A            N/A
    End of period                          $4.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      253             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1781)

  Accumulation unit value:
    Beginning of period                    $7.85            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,764            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.89          $10.78           N/A             N/A            N/A
    End of period                          $10.28          $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,744          6,330            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(289)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.73          $13.53         $13.48          $13.16
    End of period                          $14.36          $14.58          $13.73         $13.53          $13.48
  Accumulation units outstanding
  at the end of period                     61,825          59,995          41,927         32,552          14,703

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(289)

  Accumulation unit value:
    Beginning of period                    $12.96           N/A
    End of period                          $13.16           N/A
  Accumulation units outstanding
  at the end of period                     9,175            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(624)

  Accumulation unit value:
    Beginning of period                    $20.80          $22.86          $20.49         $19.21          $17.06
    End of period                          $12.14          $20.80          $22.86         $20.49          $19.21
  Accumulation units outstanding
  at the end of period                      376             359             415              -            1,597

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.25          $13.66          $12.60         $12.63          $12.29
    End of period                          $9.00           $13.25          $13.66         $12.60          $12.63
  Accumulation units outstanding
  at the end of period                     14,520          38,182          56,437         37,904          28,830

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(289)

  Accumulation unit value:
    Beginning of period                    $19.92          $21.52          $19.41         $18.86          $17.51
    End of period                          $10.32          $19.92          $21.52         $19.41          $18.86
  Accumulation units outstanding
  at the end of period                     3,326           3,326           3,993           4,042          4,042

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(289)

  Accumulation unit value:
    Beginning of period                    $13.64           N/A
    End of period                          $17.51           N/A
  Accumulation units outstanding
  at the end of period                     3,934            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1906)

  Accumulation unit value:
    Beginning of period                    $8.35            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,170            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1906)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $8.86            N/A             N/A             N/A            N/A
    End of period                          $6.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,441           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.06            N/A             N/A             N/A            N/A
    End of period                          $6.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,446            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $9.13            N/A             N/A             N/A            N/A
    End of period                          $6.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      634             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $7.96            N/A             N/A             N/A            N/A
    End of period                          $7.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,796            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $8.55            N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,585            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(415)

  Accumulation unit value:
    Beginning of period                    $15.82          $14.77          $13.03         $12.24          $11.08
    End of period                          $9.44           $15.82          $14.77         $13.03          $12.24
  Accumulation units outstanding
  at the end of period                     20,593          29,045          30,298         26,088          20,624

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(415)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A
    End of period                          $11.08           N/A
  Accumulation units outstanding
  at the end of period                     5,693            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(1098)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.09          $10.44           N/A            N/A
    End of period                          $9.78           $11.56          $11.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,473           17,932          1,594            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(270)

  Accumulation unit value:
    Beginning of period                    $15.69          $14.71          $13.14         $12.47          $11.41
    End of period                          $9.95           $15.69          $14.71         $13.14          $12.47
  Accumulation units outstanding
  at the end of period                     89,200          68,085          73,782         72,498          69,720

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(270)

  Accumulation unit value:
    Beginning of period                    $9.30            N/A
    End of period                          $11.41           N/A
  Accumulation units outstanding
  at the end of period                     18,097           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(760)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.70          $10.81         $10.37           N/A
    End of period                          $9.55           $12.37          $11.70         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     12,943          6,206            888            1,013           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(760)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.98          $12.71         $12.17          $11.32
    End of period                          $10.60          $14.90          $13.98         $12.71          $12.17
  Accumulation units outstanding
  at the end of period                    102,936          73,827          42,762         33,749          15,979

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $9.67            N/A
    End of period                          $11.32           N/A
  Accumulation units outstanding
  at the end of period                     1,071            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.57          $11.35           N/A             N/A            N/A
    End of period                          $7.93           $11.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,995           4,036            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.06          $11.00           N/A             N/A            N/A
    End of period                          $8.88           $11.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              437             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $8.49            N/A             N/A             N/A            N/A
    End of period                          $6.35            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,618            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(322)

  Accumulation unit value:
    Beginning of period                    $26.60          $25.23          $22.62         $21.90          $20.14
    End of period                          $20.68          $26.60          $25.23         $22.62          $21.90
  Accumulation units outstanding
  at the end of period                     9,172           7,965           11,227          9,420          11,453

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(322)

  Accumulation unit value:
    Beginning of period                    $17.41           N/A
    End of period                          $20.14           N/A
  Accumulation units outstanding
  at the end of period                     5,031            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(333)

  Accumulation unit value:
    Beginning of period                    $12.35          $12.02          $11.73         $11.64          $11.77
    End of period                          $12.38          $12.35          $12.02         $11.73          $11.64
  Accumulation units outstanding
  at the end of period                    160,120          47,336          33,152         10,566          6,375

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(333)

  Accumulation unit value:
    Beginning of period                    $11.88           N/A
    End of period                          $11.77           N/A
  Accumulation units outstanding
  at the end of period                     10,255           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(461)

  Accumulation unit value:
    Beginning of period                    $21.64          $20.46          $17.25         $16.25          $14.44
    End of period                          $14.15          $21.64          $20.46         $17.25          $16.25
  Accumulation units outstanding
  at the end of period                     3,439           2,347           4,229           4,339          2,349

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(461)

  Accumulation unit value:
    Beginning of period                    $13.53           N/A
    End of period                          $14.44           N/A
  Accumulation units outstanding
  at the end of period                      789             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $30.75          $28.47          $25.53         $24.53          $22.75
    End of period                          $17.24          $30.75          $28.47         $25.53          $24.53
  Accumulation units outstanding
  at the end of period                     11,030          11,265          9,998           7,510          7,486

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $17.55           N/A
    End of period                          $22.75           N/A
  Accumulation units outstanding
  at the end of period                     2,992            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $42.93          $37.34          $35.64         $31.84          $27.50
    End of period                          $25.00          $42.93          $37.34         $35.64          $31.84
  Accumulation units outstanding
  at the end of period                     5,974           7,424           3,775           2,857          3,366

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $19.81           N/A
    End of period                          $27.50           N/A
  Accumulation units outstanding
  at the end of period                      676             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(322)

  Accumulation unit value:
    Beginning of period                    $15.65          $15.82          $13.44         $12.90          $11.42
    End of period                          $9.14           $15.65          $15.82         $13.44          $12.90
  Accumulation units outstanding
  at the end of period                     21,744          27,968          26,605         24,381          19,339

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(322)

  Accumulation unit value:
    Beginning of period                    $9.09            N/A
    End of period                          $11.42           N/A
  Accumulation units outstanding
  at the end of period                     5,839            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.93%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division(1718)

  Accumulation unit value:
    Beginning of period                    $13.44           N/A             N/A             N/A            N/A
    End of period                          $6.53            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      583             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division(1718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1718)

  Accumulation unit value:
    Beginning of period                    $12.29           N/A             N/A             N/A            N/A
    End of period                          $8.07            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,240            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1718)

  Accumulation unit value:
    Beginning of period                    $16.14           N/A             N/A             N/A            N/A
    End of period                          $9.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      992             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1718)

  Accumulation unit value:
    Beginning of period                    $13.82           N/A             N/A             N/A            N/A
    End of period                          $6.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,126            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1718)

  Accumulation unit value:
    Beginning of period                    $18.04           N/A             N/A             N/A            N/A
    End of period                          $9.38            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      855             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(1718)

  Accumulation unit value:
    Beginning of period                    $12.49           N/A             N/A             N/A            N/A
    End of period                          $9.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      630             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(1718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(1718)

  Accumulation unit value:
    Beginning of period                    $19.16           N/A             N/A             N/A            N/A
    End of period                          $11.11           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      825             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(1718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1718)

  Accumulation unit value:
    Beginning of period                    $29.38           N/A             N/A             N/A            N/A
    End of period                          $17.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      804             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1718)

  Accumulation unit value:
    Beginning of period                    $40.29           N/A             N/A             N/A            N/A
    End of period                          $24.96           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      573             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(1718)

  Accumulation unit value:
    Beginning of period                    $15.07           N/A             N/A             N/A            N/A
    End of period                          $9.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,020            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(1718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.945%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $12.88          $15.45          $11.55         $11.24           N/A
    End of period                          $8.12           $12.88          $15.45         $11.55           N/A
  Accumulation units outstanding
  at the end of period                    759,171         290,316          28,732          1,136           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(652)

  Accumulation unit value:
    Beginning of period                    $17.97          $16.70          $13.89         $12.79          $10.94
    End of period                          $10.41          $17.97          $16.70         $13.89          $12.79
  Accumulation units outstanding
  at the end of period                    271,100         197,563          11,150          4,374          2,714

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(652)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(556)

  Accumulation unit value:
    Beginning of period                    $13.88          $12.23          $11.56         $10.99          $10.58
    End of period                          $8.49           $13.88          $12.23         $11.56          $10.99
  Accumulation units outstanding
  at the end of period                    379,987         123,664          11,453          7,925          5,082

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(556)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(588)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.00          $12.47         $11.72          $11.10
    End of period                          $9.04           $15.29          $14.00         $12.47          $11.72
  Accumulation units outstanding
  at the end of period                    119,110          46,511          1,308            576            455

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(588)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(524)

  Accumulation unit value:
    Beginning of period                    $12.34          $11.66          $10.73          $9.94          $9.38
    End of period                          $8.68           $12.34          $11.66         $10.73          $9.94
  Accumulation units outstanding
  at the end of period                    430,803         162,610          45,546         40,342          10,496

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1187)

  Accumulation unit value:
    Beginning of period                    $28.94          $24.46          $23.44           N/A            N/A
    End of period                          $16.33          $28.94          $24.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                    187,612          66,891           406             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1187)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.00           N/A             N/A            N/A
    End of period                          $4.46           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    233,440          5,196            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(652)

  Accumulation unit value:
    Beginning of period                    $28.08          $26.10          $25.44         $24.78          $21.84
    End of period                          $16.28          $28.08          $26.10         $25.44          $24.78
  Accumulation units outstanding
  at the end of period                    146,087          36,654          7,049           6,413           254

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(652)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.64          $10.07           N/A             N/A            N/A
    End of period                          $6.53           $13.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,777,650        852,272           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.65          $10.24           N/A             N/A            N/A
    End of period                          $6.51           $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    375,711          69,215           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(740)

  Accumulation unit value:
    Beginning of period                    $18.10          $18.35          $16.66         $16.06           N/A
    End of period                          $10.82          $18.10          $18.35         $16.66           N/A
  Accumulation units outstanding
  at the end of period                     36,783          9,754            297            8,416           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(683)

  Accumulation unit value:
    Beginning of period                    $24.35          $22.15          $18.81         $18.71          $16.01
    End of period                          $14.74          $24.35          $22.15         $18.81          $18.71
  Accumulation units outstanding
  at the end of period                    181,476         112,705          2,682            132            272

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $9.98            N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   5,558,320       4,143,710          N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.13           N/A             N/A            N/A
    End of period                          $5.75           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    440,232         229,358           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1125)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.84          $10.18           N/A            N/A
    End of period                          $7.46           $10.82          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                    958,967         565,381          4,282            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1125)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.19           N/A             N/A            N/A
    End of period                          $5.99           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    637,562         391,759           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                    $11.57          $12.57          $10.89         $10.26           N/A
    End of period                          $7.59           $11.57          $12.57         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    439,944         249,295          9,574           1,505           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(646)

  Accumulation unit value:
    Beginning of period                    $19.17          $18.27          $17.79         $17.68          $17.03
    End of period                          $17.83          $19.17          $18.27         $17.79          $17.68
  Accumulation units outstanding
  at the end of period                    288,023         145,561          11,638          7,687          2,206

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(646)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,910           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                    $12.87          $12.76          $11.24         $10.51           N/A
    End of period                          $8.06           $12.87          $12.76         $11.24           N/A
  Accumulation units outstanding
  at the end of period                    239,300         108,454          3,940           1,479           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1151)

  Accumulation unit value:
    Beginning of period                    $10.46          $10.18          $10.09           N/A            N/A
    End of period                          $9.65           $10.46          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                    332,841          80,704          2,242            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1151)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(556)

  Accumulation unit value:
    Beginning of period                    $16.66          $15.18          $11.72         $10.08          $9.09
    End of period                          $9.07           $16.66          $15.18         $11.72          $10.08
  Accumulation units outstanding
  at the end of period                    642,474         516,210          38,636         34,088          8,643

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(556)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(685)

  Accumulation unit value:
    Beginning of period                    $24.15          $22.81          $20.75         $19.93          $17.38
    End of period                          $13.16          $24.15          $22.81         $20.75          $19.93
  Accumulation units outstanding
  at the end of period                     85,664          36,472          10,617         10,120          1,847

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(524)

  Accumulation unit value:
    Beginning of period                    $15.68          $15.03          $14.84         $14.79          $14.70
    End of period                          $16.38          $15.68          $15.03         $14.84          $14.79
  Accumulation units outstanding
  at the end of period                    536,118         134,687          6,039           5,249          3,993

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1140)

  Accumulation unit value:
    Beginning of period                    $14.02          $10.85          $9.07            N/A            N/A
    End of period                          $6.87           $14.02          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,043,753        680,771          3,637            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1140)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(628)

  Accumulation unit value:
    Beginning of period                    $19.02          $19.92          $17.73         $16.61          $14.22
    End of period                          $11.39          $19.02          $19.92         $17.73          $16.61
  Accumulation units outstanding
  at the end of period                    154,642         126,839          12,081          8,244          7,386

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(650)

  Accumulation unit value:
    Beginning of period                    $15.15          $16.58          $14.47         $14.10          $12.47
    End of period                          $9.13           $15.15          $16.58         $14.47          $14.10
  Accumulation units outstanding
  at the end of period                     88,349          41,219          4,164           8,928          2,799

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(650)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders
Division(1931)

  Accumulation unit value:
    Beginning of period                    $6.94            N/A             N/A             N/A            N/A
    End of period                          $8.32            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,964            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders
Division(1931)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1318)

  Accumulation unit value:
    Beginning of period                    $9.79           $10.25           N/A             N/A            N/A
    End of period                          $6.12           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    875,444         370,248           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(418)

  Accumulation unit value:
    Beginning of period                    $11.64          $12.22          $11.10         $11.66          $9.75
    End of period                          $7.39           $11.64          $12.22         $11.10          $11.66
  Accumulation units outstanding
  at the end of period                    811,638         638,249          53,333         64,932          41,848

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(418)

  Accumulation unit value:
    Beginning of period                    $8.21            N/A
    End of period                          $9.75            N/A
  Accumulation units outstanding
  at the end of period                      259             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(418)

  Accumulation unit value:
    Beginning of period                    $11.59          $11.11          $10.93         $10.94          $10.76
    End of period                          $11.79          $11.59          $11.11         $10.93          $10.94
  Accumulation units outstanding
  at the end of period                    632,232         225,505          46,465         43,234          7,595

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(418)

  Accumulation unit value:
    Beginning of period                    $10.73           N/A
    End of period                          $10.76           N/A
  Accumulation units outstanding
  at the end of period                      198             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(962)

  Accumulation unit value:
    Beginning of period                    $5.99           $5.86           $4.39           $4.50           N/A
    End of period                          $3.55           $5.99           $5.86           $4.39           N/A
  Accumulation units outstanding
  at the end of period                    453,257         407,310          23,741          1,230           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(962)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(899)

  Accumulation unit value:
    Beginning of period                    $10.19          $11.28          $10.14         $10.21           N/A
    End of period                          $6.87           $10.19          $11.28         $10.14           N/A
  Accumulation units outstanding
  at the end of period                    209,813          23,353           519            6,762           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(899)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(418)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.99          $8.65           $9.35          $9.26
    End of period                          $5.76           $10.89          $10.99          $8.65          $9.35
  Accumulation units outstanding
  at the end of period                   1,123,642        972,053          81,052         61,933          50,805

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(418)

  Accumulation unit value:
    Beginning of period                    $8.00            N/A
    End of period                          $9.26            N/A
  Accumulation units outstanding
  at the end of period                      265             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                    $10.39          $11.77          $10.02           N/A            N/A
    End of period                          $5.16           $10.39          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,561,990        945,278          20,122           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                    $9.64           $9.47           $8.26           $8.08          $7.35
    End of period                          $5.88           $9.64           $9.47           $8.26          $8.08
  Accumulation units outstanding
  at the end of period                    190,772          74,794          33,275         24,335          27,931

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division(1916)

  Accumulation unit value:
    Beginning of period                    $8.63            N/A             N/A             N/A            N/A
    End of period                          $8.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,769            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division(1916)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.58          $14.29          $12.28         $11.80          $10.65
    End of period                          $5.61           $11.58          $14.29         $12.28          $11.80
  Accumulation units outstanding
  at the end of period                    732,684          62,866          5,788            641           1,753

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(418)

  Accumulation unit value:
    Beginning of period                    $18.56          $17.03          $12.39         $11.47          $9.13
    End of period                          $9.37           $18.56          $17.03         $12.39          $11.47
  Accumulation units outstanding
  at the end of period                   1,295,177       1,011,455        101,504         55,629          18,645

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(418)

  Accumulation unit value:
    Beginning of period                    $8.53            N/A
    End of period                          $9.13            N/A
  Accumulation units outstanding
  at the end of period                      249             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(641)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.54          $11.07         $10.49          $9.84
    End of period                          $9.17           $12.17          $11.54         $11.07          $10.49
  Accumulation units outstanding
  at the end of period                    498,001         118,502          6,409           7,712          5,169

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(641)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1324)

  Accumulation unit value:
    Beginning of period                    $9.87           $10.17           N/A             N/A            N/A
    End of period                          $6.79           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    387,673         135,043           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1324)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(418)

  Accumulation unit value:
    Beginning of period                    $19.83          $18.32          $14.87         $13.38          $11.42
    End of period                          $11.10          $19.83          $18.32         $14.87          $13.38
  Accumulation units outstanding
  at the end of period                    544,398         342,570          36,805         26,093          9,611

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(418)

  Accumulation unit value:
    Beginning of period                    $9.91            N/A
    End of period                          $11.42           N/A
  Accumulation units outstanding
  at the end of period                      214             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                    $13.71          $13.78          $11.82         $10.90          $9.87
    End of period                          $7.72           $13.71          $13.78         $11.82          $10.90
  Accumulation units outstanding
  at the end of period                   13,341,074      10,568,352       587,694         264,396         8,222

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                    $11.91          $10.70          $9.38            N/A            N/A
    End of period                          $6.30           $11.91          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,509,848        907,278          2,140            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                    $12.60          $10.79          $10.50          $9.27           N/A
    End of period                          $7.23           $12.60          $10.79         $10.50           N/A
  Accumulation units outstanding
  at the end of period                    384,272         273,598          10,332         11,698           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.33           N/A             N/A            N/A
    End of period                          $6.11           $11.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    391,819         236,956           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(628)

  Accumulation unit value:
    Beginning of period                    $35.70          $26.91          $22.71         $16.93          $14.97
    End of period                          $21.76          $35.70          $26.91         $22.71          $16.93
  Accumulation units outstanding
  at the end of period                    604,747         354,986          27,671         18,042          5,497

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim
30 Division(1918)

  Accumulation unit value:
    Beginning of period                    $9.49            N/A             N/A             N/A            N/A
    End of period                          $9.56            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,569            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim
30 Division(1918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(418)

  Accumulation unit value:
    Beginning of period                    $13.80          $13.40          $13.05          $9.70          $8.40
    End of period                          $6.82           $13.80          $13.40         $13.05          $9.70
  Accumulation units outstanding
  at the end of period                    814,210         659,009          78,861         77,137          25,260

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(418)

  Accumulation unit value:
    Beginning of period                    $7.36            N/A
    End of period                          $8.40            N/A
  Accumulation units outstanding
  at the end of period                      289             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.17          $9.58            N/A            N/A
    End of period                          $7.08           $10.73          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                    160,015          34,206          1,480            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(418)

  Accumulation unit value:
    Beginning of period                    $15.76          $14.96          $13.90         $12.66          $11.15
    End of period                          $9.65           $15.76          $14.96         $13.90          $12.66
  Accumulation units outstanding
  at the end of period                    403,141         300,223          59,952         39,126          12,508

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(418)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A
    End of period                          $11.15           N/A
  Accumulation units outstanding
  at the end of period                      212             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(418)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.95          $10.59         $10.34          $9.58
    End of period                          $7.52           $12.29          $11.95         $10.59          $10.34
  Accumulation units outstanding
  at the end of period                    863,032         533,398          69,371         54,239          22,972

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(418)

  Accumulation unit value:
    Beginning of period                    $8.66            N/A
    End of period                          $9.58            N/A
  Accumulation units outstanding
  at the end of period                      245             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1319)

  Accumulation unit value:
    Beginning of period                    $8.81           $10.28           N/A             N/A            N/A
    End of period                          $6.03           $8.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    369,149         147,664           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1319)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(418)

  Accumulation unit value:
    Beginning of period                    $18.06          $20.57          $19.15         $17.93          $16.24
    End of period                          $10.62          $18.06          $20.57         $19.15          $17.93
  Accumulation units outstanding
  at the end of period                    427,121         348,429          35,126         25,593          11,141

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(418)

  Accumulation unit value:
    Beginning of period                    $14.26           N/A
    End of period                          $16.24           N/A
  Accumulation units outstanding
  at the end of period                      149             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(418)

  Accumulation unit value:
    Beginning of period                    $14.67          $15.28          $13.26         $12.97          $11.26
    End of period                          $9.36           $14.67          $15.28         $13.26          $12.97
  Accumulation units outstanding
  at the end of period                    346,687         228,006          34,286         27,647          9,424

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(418)

  Accumulation unit value:
    Beginning of period                    $10.04           N/A
    End of period                          $11.26           N/A
  Accumulation units outstanding
  at the end of period                      212             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(672)

  Accumulation unit value:
    Beginning of period                    $6.74           $6.00           $5.60           $5.57          $4.88
    End of period                          $3.74           $6.74           $6.00           $5.60          $5.57
  Accumulation units outstanding
  at the end of period                    616,327         271,198          10,114          6,799          2,479

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(672)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(721)

  Accumulation unit value:
    Beginning of period                    $17.62          $15.03          $15.54         $11.42          $10.86
    End of period                          $9.08           $17.62          $15.03         $15.54          $11.42
  Accumulation units outstanding
  at the end of period                   1,789,775       1,157,067         79,873         50,008            52

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(681)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.11          $11.91         $11.07          $9.87
    End of period                          $7.99           $14.23          $13.11         $11.91          $11.07
  Accumulation units outstanding
  at the end of period                    822,626         368,993          46,059         37,060          3,261

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(681)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $14.83          $14.22          $12.40         $11.11          $9.61
    End of period                          $8.60           $14.83          $14.22         $12.40          $11.11
  Accumulation units outstanding
  at the end of period                    345,636         217,057          32,268         17,460          2,187

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $8.94            N/A
    End of period                          $9.61            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1771)

  Accumulation unit value:
    Beginning of period                    $8.93            N/A             N/A             N/A            N/A
    End of period                          $4.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    118,326           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1773)

  Accumulation unit value:
    Beginning of period                    $7.90            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    305,787           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.89          $10.10           N/A             N/A            N/A
    End of period                          $10.28          $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,521,433        171,273           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(448)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.70          $13.50         $13.46          $13.14
    End of period                          $14.32          $14.55          $13.70         $13.50          $13.46
  Accumulation units outstanding
  at the end of period                   1,608,112        446,073          64,403         40,786          7,007

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(448)

  Accumulation unit value:
    Beginning of period                    $13.00           N/A
    End of period                          $13.14           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(757)

  Accumulation unit value:
    Beginning of period                    $20.74          $22.80          $20.45         $18.74           N/A
    End of period                          $12.10          $20.74          $22.80         $20.45           N/A
  Accumulation units outstanding
  at the end of period                     5,744           4,262             15             19             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.21          $13.63          $12.57         $12.61          $12.27
    End of period                          $8.97           $13.21          $13.63         $12.57          $12.61
  Accumulation units outstanding
  at the end of period                    582,914         214,294          10,109          5,800          3,761

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1788)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $5.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,084           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1786)

  Accumulation unit value:
    Beginning of period                    $10.06           N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,493           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(794)

  Accumulation unit value:
    Beginning of period                    $19.86          $21.46          $19.36         $18.37           N/A
    End of period                          $10.28          $19.86          $21.46         $19.36           N/A
  Accumulation units outstanding
  at the end of period                     50,636          11,362          2,961           1,247           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.21            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    219,866           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1456)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.40           N/A             N/A            N/A
    End of period                          $6.65           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,545,519         70,960           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.86           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    179,920          19,502           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.45          $10.29           N/A             N/A            N/A
    End of period                          $6.23           $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    147,944          54,386           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.50          $10.04           N/A             N/A            N/A
    End of period                          $7.56           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    513,186         122,565           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.47          $9.95            N/A             N/A            N/A
    End of period                          $6.70           $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    544,935         223,436           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.76           $9.72            N/A             N/A            N/A
    End of period                          $7.09           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    303,001           654             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.23           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    303,719          23,037           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(614)

  Accumulation unit value:
    Beginning of period                    $15.78          $14.74          $13.00         $12.22          $11.07
    End of period                          $9.42           $15.78          $14.74         $13.00          $12.22
  Accumulation units outstanding
  at the end of period                    466,150         195,299          44,387         48,277          44,599

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(614)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(706)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.09          $10.48         $10.30          $10.16
    End of period                          $9.77           $11.56          $11.09         $10.48          $10.30
  Accumulation units outstanding
  at the end of period                    908,116         364,646          53,220         17,283          17,089

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(445)

  Accumulation unit value:
    Beginning of period                    $15.65          $14.68          $13.11         $12.45          $11.39
    End of period                          $9.92           $15.65          $14.68         $13.11          $12.45
  Accumulation units outstanding
  at the end of period                   1,102,546        516,007          42,904         33,705          18,215

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(445)

  Accumulation unit value:
    Beginning of period                    $10.89           N/A
    End of period                          $11.39           N/A
  Accumulation units outstanding
  at the end of period                     3,602            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(719)

  Accumulation unit value:
    Beginning of period                    $12.36          $11.70          $10.80         $10.49          $10.36
    End of period                          $9.54           $12.36          $11.70         $10.80          $10.49
  Accumulation units outstanding
  at the end of period                   1,853,555        842,813          47,490         40,496          14,775

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(424)

  Accumulation unit value:
    Beginning of period                    $14.87          $13.95          $12.68         $12.15          $11.31
    End of period                          $10.57          $14.87          $13.95         $12.68          $12.15
  Accumulation units outstanding
  at the end of period                   1,543,743        974,926          82,943         115,074         25,167

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(424)

  Accumulation unit value:
    Beginning of period                    $10.74           N/A
    End of period                          $11.31           N/A
  Accumulation units outstanding
  at the end of period                     14,776           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.56          $11.15           N/A             N/A            N/A
    End of period                          $7.93           $11.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,603          16,476           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.73          $11.83           N/A             N/A            N/A
    End of period                          $7.67           $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,567          6,711            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.87          $11.60           N/A             N/A            N/A
    End of period                          $7.49           $11.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,351          24,517           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.05          $10.57           N/A             N/A            N/A
    End of period                          $8.87           $11.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    245,192         171,617           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.00           N/A             N/A            N/A
    End of period                          $6.35           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    330,061          20,763           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(448)

  Accumulation unit value:
    Beginning of period                    $26.51          $25.15          $22.56         $21.85          $20.09
    End of period                          $20.61          $26.51          $25.15         $22.56          $21.85
  Accumulation units outstanding
  at the end of period                    516,687         236,671          11,920          9,857          4,896

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(448)

  Accumulation unit value:
    Beginning of period                    $19.23           N/A
    End of period                          $20.09           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(626)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.99          $11.69         $11.61          $11.65
    End of period                          $12.34          $12.31          $11.99         $11.69          $11.61
  Accumulation units outstanding
  at the end of period                   2,679,845       1,310,634         71,633          8,239          2,130

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(678)

  Accumulation unit value:
    Beginning of period                    $21.61          $20.44          $17.23         $16.24          $15.16
    End of period                          $14.13          $21.61          $20.44         $17.23          $16.24
  Accumulation units outstanding
  at the end of period                    274,625         196,381          18,203         15,003          1,771

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $30.66          $28.39          $25.46         $24.47          $22.71
    End of period                          $17.18          $30.66          $28.39         $25.46          $24.47
  Accumulation units outstanding
  at the end of period                    244,652         110,602          14,241         10,307          2,917

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $21.40           N/A
    End of period                          $22.71           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(588)

  Accumulation unit value:
    Beginning of period                    $42.80          $37.23          $35.55         $31.77          $28.35
    End of period                          $24.91          $42.80          $37.23         $35.55          $31.77
  Accumulation units outstanding
  at the end of period                    272,610         118,499          7,381           6,401          3,574

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(588)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(623)

  Accumulation unit value:
    Beginning of period                    $15.62          $15.79          $13.42         $12.89          $11.54
    End of period                          $9.12           $15.62          $15.79         $13.42          $12.89
  Accumulation units outstanding
  at the end of period                    279,797         190,547          38,600         38,791          8,282

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(623)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.95%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(874)

  Accumulation unit value:
    Beginning of period                    $12.87          $15.45          $11.55         $11.28           N/A
    End of period                          $8.12           $12.87          $15.45         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     35,730          32,141          69,931         22,762           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(874)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(346)

  Accumulation unit value:
    Beginning of period                    $17.96          $16.69          $13.88         $12.79          $11.21
    End of period                          $10.40          $17.96          $16.69         $13.88          $12.79
  Accumulation units outstanding
  at the end of period                     33,970          41,691          36,135         22,817          6,827

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(346)

  Accumulation unit value:
    Beginning of period                    $9.66            N/A
    End of period                          $11.21           N/A
  Accumulation units outstanding
  at the end of period                     13,238           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(153)

  Accumulation unit value:
    Beginning of period                    $13.88          $12.22          $11.56         $10.99          $10.19
    End of period                          $8.48           $13.88          $12.22         $11.56          $10.99
  Accumulation units outstanding
  at the end of period                     51,114          80,501          36,806         41,381          27,566

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(153)

  Accumulation unit value:
    Beginning of period                    $7.99           $8.39
    End of period                          $10.19          $7.99
  Accumulation units outstanding
  at the end of period                     10,724            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(346)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.00          $12.47         $11.72          $11.19
    End of period                          $9.03           $15.29          $14.00         $12.47          $11.72
  Accumulation units outstanding
  at the end of period                     27,816          56,276          56,668         53,594          38,850

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(346)

  Accumulation unit value:
    Beginning of period                    $9.49            N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                     19,461           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(273)

  Accumulation unit value:
    Beginning of period                    $12.34          $11.66          $10.73          $9.94          $9.26
    End of period                          $8.68           $12.34          $11.66         $10.73          $9.94
  Accumulation units outstanding
  at the end of period                     30,524          28,850          31,272         46,330          35,671

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(273)

  Accumulation unit value:
    Beginning of period                    $8.14            N/A
    End of period                          $9.26            N/A
  Accumulation units outstanding
  at the end of period                     21,242           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(724)

  Accumulation unit value:
    Beginning of period                    $28.92          $24.45          $22.00         $22.01          $21.71
    End of period                          $16.31          $28.92          $24.45         $22.00          $22.01
  Accumulation units outstanding
  at the end of period                     6,043           7,858           4,940           5,444           537

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.87            N/A             N/A             N/A            N/A
    End of period                          $4.46            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,068            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(153)

  Accumulation unit value:
    Beginning of period                    $28.11          $26.12          $25.46         $24.80          $22.65
    End of period                          $16.30          $28.11          $26.12         $25.46          $24.80
  Accumulation units outstanding
  at the end of period                     8,316           11,031          7,829          11,228          17,320

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(153)

  Accumulation unit value:
    Beginning of period                    $17.04          $17.26
    End of period                          $22.65          $17.04
  Accumulation units outstanding
  at the end of period                     2,264             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.64          $10.30           N/A             N/A            N/A
    End of period                          $6.53           $13.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     69,092         114,297           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.65          $9.85            N/A             N/A            N/A
    End of period                          $6.51           $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,560           1,836            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(273)

  Accumulation unit value:
    Beginning of period                    $18.09          $18.34          $16.65         $16.42          $15.75
    End of period                          $10.82          $18.09          $18.34         $16.65          $16.42
  Accumulation units outstanding
  at the end of period                     16,222          16,747          21,039         21,291          16,328

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(273)

  Accumulation unit value:
    Beginning of period                    $12.47           N/A
    End of period                          $15.75           N/A
  Accumulation units outstanding
  at the end of period                     7,408            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(218)

  Accumulation unit value:
    Beginning of period                    $24.34          $22.14          $18.80         $18.70          $16.05
    End of period                          $14.73          $24.34          $22.14         $18.80          $18.70
  Accumulation units outstanding
  at the end of period                     10,869          15,938          15,823          9,572          14,259

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(218)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.20
    End of period                          $16.05          $11.69
  Accumulation units outstanding
  at the end of period                     3,864             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.00           N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    102,900         160,703           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.08           N/A             N/A            N/A
    End of period                          $5.75           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,628           1,545            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.84          $9.88            N/A            N/A
    End of period                          $7.46           $10.82          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     69,468          37,019          8,885            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.18           N/A             N/A            N/A
    End of period                          $5.99           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,005          13,497           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                    $11.57          $12.57          $10.89         $10.73           N/A
    End of period                          $7.59           $11.57          $12.57         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     18,696          16,319          22,356          5,679           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(218)

  Accumulation unit value:
    Beginning of period                    $19.16          $18.26          $17.78         $17.67          $16.85
    End of period                          $17.81          $19.16          $18.26         $17.78          $17.67
  Accumulation units outstanding
  at the end of period                     50,593          69,868          69,403         70,968          31,648

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(218)

  Accumulation unit value:
    Beginning of period                    $15.13          $14.57
    End of period                          $16.85          $15.13
  Accumulation units outstanding
  at the end of period                     10,209            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1918)

  Accumulation unit value:
    Beginning of period                    $9.42            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      381             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.86          $12.76          $11.24         $10.65           N/A
    End of period                          $8.06           $12.86          $12.76         $11.24           N/A
  Accumulation units outstanding
  at the end of period                     21,531         336,692          31,078         12,635           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.46          $10.18          $10.00           N/A            N/A
    End of period                          $9.65           $10.46          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,666          34,723          11,233           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(411)

  Accumulation unit value:
    Beginning of period                    $16.66          $15.17          $11.72         $10.08          $8.39
    End of period                          $9.07           $16.66          $15.17         $11.72          $10.08
  Accumulation units outstanding
  at the end of period                     73,884          98,579         116,898         86,818          61,881

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(411)

  Accumulation unit value:
    Beginning of period                    $7.33            N/A
    End of period                          $8.39            N/A
  Accumulation units outstanding
  at the end of period                     18,045           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(453)

  Accumulation unit value:
    Beginning of period                    $24.13          $22.80          $20.74         $19.92          $17.22
    End of period                          $13.15          $24.13          $22.80         $20.74          $19.92
  Accumulation units outstanding
  at the end of period                     15,283          16,976          10,503         10,224          2,006

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(453)

  Accumulation unit value:
    Beginning of period                    $16.82           N/A
    End of period                          $17.22           N/A
  Accumulation units outstanding
  at the end of period                      345             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(273)

  Accumulation unit value:
    Beginning of period                    $15.67          $15.02          $14.84         $14.78          $14.51
    End of period                          $16.37          $15.67          $15.02         $14.84          $14.78
  Accumulation units outstanding
  at the end of period                    171,351          65,096          69,631         65,938          27,677

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(273)

  Accumulation unit value:
    Beginning of period                    $14.66           N/A
    End of period                          $14.51           N/A
  Accumulation units outstanding
  at the end of period                     7,905            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $14.02          $10.85          $9.48            N/A            N/A
    End of period                          $6.87           $14.02          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,856          54,136          6,541            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(153)

  Accumulation unit value:
    Beginning of period                    $19.01          $19.90          $17.71         $16.60          $13.57
    End of period                          $11.38          $19.01          $19.90         $17.71          $16.60
  Accumulation units outstanding
  at the end of period                     51,441          65,890          62,626         74,441          31,445

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(153)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.96
    End of period                          $13.57          $10.74
  Accumulation units outstanding
  at the end of period                     7,158             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(153)

  Accumulation unit value:
    Beginning of period                    $15.13          $16.56          $14.46         $14.09          $12.45
    End of period                          $9.12           $15.13          $16.56         $14.46          $14.09
  Accumulation units outstanding
  at the end of period                     28,978          40,480          48,005         64,204          41,982

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(153)

  Accumulation unit value:
    Beginning of period                    $9.15           $9.55
    End of period                          $12.45          $9.15
  Accumulation units outstanding
  at the end of period                     21,995            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                    $9.79           $10.37           N/A             N/A            N/A
    End of period                          $6.12           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,396          8,649            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(300)

  Accumulation unit value:
    Beginning of period                    $11.64          $12.21          $11.09         $11.65          $9.75
    End of period                          $7.39           $11.64          $12.21         $11.09          $11.65
  Accumulation units outstanding
  at the end of period                    258,230         551,757         561,423         559,154        255,800

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(300)

  Accumulation unit value:
    Beginning of period                    $6.95            N/A
    End of period                          $9.75            N/A
  Accumulation units outstanding
  at the end of period                     84,346           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                    $11.59          $11.10          $10.92         $10.93          $10.76
    End of period                          $11.78          $11.59          $11.10         $10.92          $10.93
  Accumulation units outstanding
  at the end of period                    185,070         239,799         267,317         299,033        172,436

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                    $10.69           N/A
    End of period                          $10.76           N/A
  Accumulation units outstanding
  at the end of period                     67,745           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(609)

  Accumulation unit value:
    Beginning of period                    $5.99           $5.86           $4.39           $4.43          $3.96
    End of period                          $3.55           $5.99           $5.86           $4.39          $4.43
  Accumulation units outstanding
  at the end of period                     12,121          48,557          62,217         13,207          13,270

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(609)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(609)

  Accumulation unit value:
    Beginning of period                    $10.19          $11.28          $10.14         $10.59          $9.69
    End of period                          $6.86           $10.19          $11.28         $10.14          $10.59
  Accumulation units outstanding
  at the end of period                     10,455          5,926           16,191         12,404            55

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(609)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(300)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.98          $8.64           $9.34          $9.26
    End of period                          $5.76           $10.88          $10.98          $8.64          $9.34
  Accumulation units outstanding
  at the end of period                    319,890         701,373         767,350         796,751        400,721

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(300)

  Accumulation unit value:
    Beginning of period                    $6.82            N/A
    End of period                          $9.26            N/A
  Accumulation units outstanding
  at the end of period                    131,275           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.39          $11.77          $10.00           N/A            N/A
    End of period                          $5.16           $10.39          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     72,108         110,694         166,986           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(368)

  Accumulation unit value:
    Beginning of period                    $9.62           $9.45           $8.25           $8.07          $7.40
    End of period                          $5.87           $9.62           $9.45           $8.25          $8.07
  Accumulation units outstanding
  at the end of period                     44,403          97,658         123,727         156,409        154,568

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(368)

  Accumulation unit value:
    Beginning of period                    $6.66            N/A
    End of period                          $7.40            N/A
  Accumulation units outstanding
  at the end of period                     40,569           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(495)

  Accumulation unit value:
    Beginning of period                    $11.58          $14.29          $12.28         $11.80          $10.69
    End of period                          $5.60           $11.58          $14.29         $12.28          $11.80
  Accumulation units outstanding
  at the end of period                     44,699          18,780          51,201         48,835          19,412

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(300)

  Accumulation unit value:
    Beginning of period                    $18.55          $17.02          $12.39         $11.46          $9.13
    End of period                          $9.37           $18.55          $17.02         $12.39          $11.46
  Accumulation units outstanding
  at the end of period                    243,137         520,244         599,037         568,256        227,316

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(300)

  Accumulation unit value:
    Beginning of period                    $6.14            N/A
    End of period                          $9.13            N/A
  Accumulation units outstanding
  at the end of period                     61,879           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(495)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.53          $11.07         $10.49          $10.44
    End of period                          $9.16           $12.17          $11.53         $11.07          $10.49
  Accumulation units outstanding
  at the end of period                     67,196          49,947          58,295         86,044          23,886

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1456)

  Accumulation unit value:
    Beginning of period                    $9.87           $10.15           N/A             N/A            N/A
    End of period                          $6.79           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,018           3,374            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(320)

  Accumulation unit value:
    Beginning of period                    $19.82          $18.31          $14.87         $13.38          $11.42
    End of period                          $11.10          $19.82          $18.31         $14.87          $13.38
  Accumulation units outstanding
  at the end of period                    142,705         161,763         183,123         168,891         90,544

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(320)

  Accumulation unit value:
    Beginning of period                    $8.54            N/A
    End of period                          $11.42           N/A
  Accumulation units outstanding
  at the end of period                     21,286           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.78          $11.82         $10.90          $9.98
    End of period                          $7.72           $13.70          $13.78         $11.82          $10.90
  Accumulation units outstanding
  at the end of period                   1,256,365       1,485,387       1,709,217       1,343,287       164,606

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1106)

  Accumulation unit value:
    Beginning of period                    $11.91          $10.69          $9.43            N/A            N/A
    End of period                          $6.30           $11.91          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                    288,972          21,671          27,216           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1106)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                    $12.60          $10.79          $10.50         $10.82          $10.47
    End of period                          $7.23           $12.60          $10.79         $10.50          $10.82
  Accumulation units outstanding
  at the end of period                     36,875          51,511          54,065         48,340          5,822

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.40           N/A             N/A            N/A
    End of period                          $6.11           $11.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,722          8,895            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(495)

  Accumulation unit value:
    Beginning of period                    $35.69          $26.90          $22.71         $16.93          $13.07
    End of period                          $21.75          $35.69          $26.90         $22.71          $16.93
  Accumulation units outstanding
  at the end of period                     48,673          50,680          79,923         80,371          19,816

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(300)

  Accumulation unit value:
    Beginning of period                    $13.80          $13.40          $13.05          $9.69          $8.40
    End of period                          $6.81           $13.80          $13.40         $13.05          $9.69
  Accumulation units outstanding
  at the end of period                    275,132         567,636         601,317         609,846        291,617

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(300)

  Accumulation unit value:
    Beginning of period                    $7.15            N/A
    End of period                          $8.40            N/A
  Accumulation units outstanding
  at the end of period                     94,115           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.96            N/A             N/A             N/A            N/A
    End of period                          $7.08            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,345           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(312)

  Accumulation unit value:
    Beginning of period                    $15.75          $14.95          $13.90         $12.66          $11.15
    End of period                          $9.64           $15.75          $14.95         $13.90          $12.66
  Accumulation units outstanding
  at the end of period                    171,473         237,618         277,859         273,444        169,832

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(312)

  Accumulation unit value:
    Beginning of period                    $8.29            N/A
    End of period                          $11.15           N/A
  Accumulation units outstanding
  at the end of period                     50,154           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(218)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.95          $10.59         $10.34          $9.58
    End of period                          $7.52           $12.29          $11.95         $10.59          $10.34
  Accumulation units outstanding
  at the end of period                    314,346         381,995         459,463         472,948        289,413

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(218)

  Accumulation unit value:
    Beginning of period                    $7.65           $7.86
    End of period                          $9.58           $7.65
  Accumulation units outstanding
  at the end of period                     94,353            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                    $8.81           $10.26           N/A             N/A            N/A
    End of period                          $6.03           $8.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,871          18,599           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(300)

  Accumulation unit value:
    Beginning of period                    $18.05          $20.56          $19.15         $17.92          $16.23
    End of period                          $10.61          $18.05          $20.56         $19.15          $17.92
  Accumulation units outstanding
  at the end of period                    144,168         331,420         342,413         329,377        143,055

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(300)

  Accumulation unit value:
    Beginning of period                    $11.29           N/A
    End of period                          $16.23           N/A
  Accumulation units outstanding
  at the end of period                     52,097           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(312)

  Accumulation unit value:
    Beginning of period                    $14.66          $15.28          $13.26         $12.97          $11.26
    End of period                          $9.36           $14.66          $15.28         $13.26          $12.97
  Accumulation units outstanding
  at the end of period                    130,374         135,773         190,995         162,892         87,894

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(312)

  Accumulation unit value:
    Beginning of period                    $7.89            N/A
    End of period                          $11.26           N/A
  Accumulation units outstanding
  at the end of period                     26,949           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(544)

  Accumulation unit value:
    Beginning of period                    $6.74           $6.00           $5.60           $5.57          $5.44
    End of period                          $3.74           $6.74           $6.00           $5.60          $5.57
  Accumulation units outstanding
  at the end of period                     79,082         103,039          89,877         96,691          19,854

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(544)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                    $17.61          $15.03          $15.54         $11.42          $9.56
    End of period                          $9.08           $17.61          $15.03         $15.54          $11.42
  Accumulation units outstanding
  at the end of period                    269,902         288,332         404,567         291,505         15,685

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.10          $11.91         $11.07          $10.53
    End of period                          $7.99           $14.23          $13.10         $11.91          $11.07
  Accumulation units outstanding
  at the end of period                    163,713         192,537         303,135         306,229         13,576

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(346)

  Accumulation unit value:
    Beginning of period                    $14.82          $14.22          $12.39         $11.11          $9.61
    End of period                          $8.60           $14.82          $14.22         $12.39          $11.11
  Accumulation units outstanding
  at the end of period                     47,567          87,985          95,710         89,963          74,783

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(346)

  Accumulation unit value:
    Beginning of period                    $7.80            N/A
    End of period                          $9.61            N/A
  Accumulation units outstanding
  at the end of period                     20,933           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1784)

  Accumulation unit value:
    Beginning of period                    $9.21            N/A             N/A             N/A            N/A
    End of period                          $4.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,118            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1784)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1784)

  Accumulation unit value:
    Beginning of period                    $8.08            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,108            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1784)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.89          $10.19           N/A             N/A            N/A
    End of period                          $10.28          $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    137,142          36,039           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(153)

  Accumulation unit value:
    Beginning of period                    $14.54          $13.70          $13.50         $13.45          $13.14
    End of period                          $14.32          $14.54          $13.70         $13.50          $13.45
  Accumulation units outstanding
  at the end of period                    246,571         194,212         180,731         182,507        112,184

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(153)

  Accumulation unit value:
    Beginning of period                    $12.78          $12.26
    End of period                          $13.14          $12.78
  Accumulation units outstanding
  at the end of period                     28,962            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(548)

  Accumulation unit value:
    Beginning of period                    $20.72          $22.79          $20.43         $19.15          $17.54
    End of period                          $12.09          $20.72          $22.79         $20.43          $19.15
  Accumulation units outstanding
  at the end of period                     3,327           2,808           3,152           3,898           842

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(548)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.21          $13.62          $12.57         $12.60          $12.26
    End of period                          $8.97           $13.21          $13.62         $12.57          $12.60
  Accumulation units outstanding
  at the end of period                     47,342          72,826          89,453         81,767          57,641

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $5.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      970             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,629            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(273)

  Accumulation unit value:
    Beginning of period                    $19.85          $21.45          $19.35         $18.80          $17.47
    End of period                          $10.27          $19.85          $21.45         $19.35          $18.80
  Accumulation units outstanding
  at the end of period                     3,776           4,752           6,125           8,469          5,300

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(273)

  Accumulation unit value:
    Beginning of period                    $13.63           N/A
    End of period                          $17.47           N/A
  Accumulation units outstanding
  at the end of period                     2,074            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1903)

  Accumulation unit value:
    Beginning of period                    $9.23            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      980             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1465)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.04           N/A             N/A            N/A
    End of period                          $6.65           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,970          1,193            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $6.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,940           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $8.92            N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,904            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.50          $10.14           N/A             N/A            N/A
    End of period                          $7.56           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,074           9,756            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.47          $10.68           N/A             N/A            N/A
    End of period                          $6.70           $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,893           1,579            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.10            N/A             N/A             N/A            N/A
    End of period                          $7.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,210           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.47            N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      603             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(344)

  Accumulation unit value:
    Beginning of period                    $15.77          $14.73          $13.00         $12.22          $11.06
    End of period                          $9.41           $15.77          $14.73         $13.00          $12.22
  Accumulation units outstanding
  at the end of period                    177,800         152,914         158,692         122,106         86,407

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(344)

  Accumulation unit value:
    Beginning of period                    $9.77            N/A
    End of period                          $11.06           N/A
  Accumulation units outstanding
  at the end of period                     13,646           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.08          $10.48         $10.30          $9.96
    End of period                          $9.77           $11.55          $11.08         $10.48          $10.30
  Accumulation units outstanding
  at the end of period                    804,887         283,882         155,306         128,462         20,214

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(387)

  Accumulation unit value:
    Beginning of period                    $15.64          $14.68          $13.11         $12.44          $11.39
    End of period                          $9.92           $15.64          $14.68         $13.11          $12.44
  Accumulation units outstanding
  at the end of period                    657,457         637,785         729,216         801,751        718,229

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(387)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A
    End of period                          $11.39           N/A
  Accumulation units outstanding
  at the end of period                    175,682           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(724)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.69          $10.80         $10.49          $10.38
    End of period                          $9.54           $12.35          $11.69         $10.80          $10.49
  Accumulation units outstanding
  at the end of period                    295,508         323,942         336,775         387,580          192

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(276)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.95          $12.68         $12.15          $11.30
    End of period                          $10.56          $14.86          $13.95         $12.68          $12.15
  Accumulation units outstanding
  at the end of period                    604,600         625,411         735,858         714,724        294,370

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(276)

  Accumulation unit value:
    Beginning of period                    $9.49            N/A
    End of period                          $11.30           N/A
  Accumulation units outstanding
  at the end of period                    157,271           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1029)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.80          $10.04           N/A            N/A
    End of period                          $7.92           $11.56          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                    242,807           592              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.79           N/A             N/A             N/A            N/A
    End of period                          $7.49            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      471             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1171)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.54          $10.27           N/A            N/A
    End of period                          $8.87           $11.05          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,216          8,143           1,008            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $6.35            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,218           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(273)

  Accumulation unit value:
    Beginning of period                    $26.50          $25.14          $22.55         $21.84          $20.09
    End of period                          $20.60          $26.50          $25.14         $22.55          $21.84
  Accumulation units outstanding
  at the end of period                     48,331          57,765          54,015         55,009          26,463

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(273)

  Accumulation unit value:
    Beginning of period                    $16.38           N/A
    End of period                          $20.09           N/A
  Accumulation units outstanding
  at the end of period                     13,316           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(332)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.98          $11.69         $11.60          $11.74
    End of period                          $12.33          $12.31          $11.98         $11.69          $11.60
  Accumulation units outstanding
  at the end of period                    550,941         218,425         414,239         20,719          14,636

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(332)

  Accumulation unit value:
    Beginning of period                    $11.85           N/A
    End of period                          $11.74           N/A
  Accumulation units outstanding
  at the end of period                     23,324           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(413)

  Accumulation unit value:
    Beginning of period                    $21.61          $20.43          $17.23         $16.24          $14.43
    End of period                          $14.12          $21.61          $20.43         $17.23          $16.24
  Accumulation units outstanding
  at the end of period                     28,085          37,413          47,932         33,256          28,459

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(413)

  Accumulation unit value:
    Beginning of period                    $13.10           N/A
    End of period                          $14.43           N/A
  Accumulation units outstanding
  at the end of period                     9,439            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(273)

  Accumulation unit value:
    Beginning of period                    $30.64          $28.37          $25.45         $24.46          $22.70
    End of period                          $17.17          $30.64          $28.37         $25.45          $24.46
  Accumulation units outstanding
  at the end of period                     47,029          79,275          59,368         63,656          39,044

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(273)

  Accumulation unit value:
    Beginning of period                    $17.21           N/A
    End of period                          $22.70           N/A
  Accumulation units outstanding
  at the end of period                     16,039           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(153)

  Accumulation unit value:
    Beginning of period                    $42.75          $37.19          $35.51         $31.73          $27.42
    End of period                          $24.88          $42.75          $37.19         $35.51          $31.73
  Accumulation units outstanding
  at the end of period                     38,621          49,076          46,387         49,406          28,688

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(153)

  Accumulation unit value:
    Beginning of period                    $20.17          $20.85
    End of period                          $27.42          $20.17
  Accumulation units outstanding
  at the end of period                     9,173             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(153)

  Accumulation unit value:
    Beginning of period                    $15.61          $15.78          $13.41         $12.88          $11.40
    End of period                          $9.11           $15.61          $15.78         $13.41          $12.88
  Accumulation units outstanding
  at the end of period                     96,493         161,314         149,365         153,432        133,471

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(153)

  Accumulation unit value:
    Beginning of period                    $8.95           $9.19
    End of period                          $11.40          $8.95
  Accumulation units outstanding
  at the end of period                     50,846            -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.955%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(929)

  Accumulation unit value:
    Beginning of period                    $12.87          $15.45          $11.55         $10.57           N/A
    End of period                          $8.12           $12.87          $15.45         $11.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,294            451            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(929)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(626)

  Accumulation unit value:
    Beginning of period                    $17.95          $16.68          $13.87         $12.78          $10.72
    End of period                          $10.40          $17.95          $16.68         $13.87          $12.78
  Accumulation units outstanding
  at the end of period                       -               -               -               -            1,451

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.64          $11.43           N/A             N/A            N/A
    End of period                          $6.53           $13.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,311            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(682)

  Accumulation unit value:
    Beginning of period                    $19.14          $18.24          $17.77         $17.66          $17.31
    End of period                          $17.80          $19.14          $18.24         $17.77          $17.66
  Accumulation units outstanding
  at the end of period                       -              883             924             898           1,294

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1013)

  Accumulation unit value:
    Beginning of period                    $12.86          $12.76          $11.50           N/A            N/A
    End of period                          $8.07           $12.86          $12.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1013)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1212)

  Accumulation unit value:
    Beginning of period                    $16.65          $15.16          $14.87           N/A            N/A
    End of period                          $9.06           $16.65          $15.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(682)

  Accumulation unit value:
    Beginning of period                    $15.66          $15.01          $14.83         $14.77          $14.72
    End of period                          $16.36          $15.66          $15.01         $14.83          $14.77
  Accumulation units outstanding
  at the end of period                       -             1,077           1,118           1,072          1,015

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(682)

  Accumulation unit value:
    Beginning of period                    $11.63          $12.21          $11.09         $11.65          $10.56
    End of period                          $7.39           $11.63          $12.21         $11.09          $11.65
  Accumulation units outstanding
  at the end of period                       -             5,441           5,296           4,561          5,263

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.10          $10.92         $10.93          $10.95
    End of period                          $11.78          $11.58          $11.10         $10.92          $10.93
  Accumulation units outstanding
  at the end of period                       -              730             758             728            682

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1156)

  Accumulation unit value:
    Beginning of period                    $5.99           $5.85           $5.34            N/A            N/A
    End of period                          $3.54           $5.99           $5.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              243             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(626)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.98          $8.64           $9.34          $8.57
    End of period                          $5.76           $10.88          $10.98          $8.64          $9.34
  Accumulation units outstanding
  at the end of period                       -             6,088           6,757           5,732          7,803

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1212)

  Accumulation unit value:
    Beginning of period                    $10.39          $11.77          $11.62           N/A            N/A
    End of period                          $5.16           $10.39          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(637)

  Accumulation unit value:
    Beginning of period                    $9.61           $9.45           $8.25           $8.07          $7.16
    End of period                          $5.86           $9.61           $9.45           $8.25          $8.07
  Accumulation units outstanding
  at the end of period                       -               -               -               -             345

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(637)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(929)

  Accumulation unit value:
    Beginning of period                    $11.57          $14.28          $12.27         $11.14           N/A
    End of period                          $5.60           $11.57          $14.28         $12.27           N/A
  Accumulation units outstanding
  at the end of period                       -               -              363             428            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(929)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(682)

  Accumulation unit value:
    Beginning of period                    $18.54          $17.02          $12.38         $11.46          $10.23
    End of period                          $9.36           $18.54          $17.02         $12.38          $11.46
  Accumulation units outstanding
  at the end of period                       -             3,997           4,685           4,716          5,440

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(929)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.53          $11.06         $10.60           N/A
    End of period                          $9.16           $12.16          $11.53         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -              267             297             300            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(929)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(631)

  Accumulation unit value:
    Beginning of period                    $19.83          $18.32          $14.87         $13.38          $11.42
    End of period                          $11.10          $19.83          $18.32         $14.87          $13.38
  Accumulation units outstanding
  at the end of period                       -              983            1,246            519            948

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(929)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.78          $11.82         $11.15           N/A
    End of period                          $7.72           $13.70          $13.78         $11.82           N/A
  Accumulation units outstanding
  at the end of period                       -             2,804           2,482           2,848           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(929)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(784)

  Accumulation unit value:
    Beginning of period                    $35.66          $26.88          $22.69         $19.71           N/A
    End of period                          $21.73          $35.66          $26.88         $22.69           N/A
  Accumulation units outstanding
  at the end of period                       -             1,044            185             372            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(784)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(682)

  Accumulation unit value:
    Beginning of period                    $13.79          $13.39          $13.05          $9.69          $8.68
    End of period                          $6.81           $13.79          $13.39         $13.05          $9.69
  Accumulation units outstanding
  at the end of period                       -             5,076           5,303           9,098          6,686

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(631)

  Accumulation unit value:
    Beginning of period                    $15.75          $14.95          $13.90         $12.66          $11.12
    End of period                          $9.64           $15.75          $14.95         $13.90          $12.66
  Accumulation units outstanding
  at the end of period                     1,136           2,158           2,112           1,568          2,059

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(626)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.95          $10.58         $10.34          $9.28
    End of period                          $7.51           $12.29          $11.95         $10.58          $10.34
  Accumulation units outstanding
  at the end of period                       -               -             1,618           1,780          6,575

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(626)

  Accumulation unit value:
    Beginning of period                    $18.05          $20.55          $19.14         $17.92          $14.48
    End of period                          $10.61          $18.05          $20.55         $19.14          $17.92
  Accumulation units outstanding
  at the end of period                       -             3,299           3,034           3,688          4,311

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(631)

  Accumulation unit value:
    Beginning of period                    $14.67          $15.28          $13.26         $12.97          $11.06
    End of period                          $9.36           $14.67          $15.28         $13.26          $12.97
  Accumulation units outstanding
  at the end of period                     1,055            542             583             583            996

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(913)

  Accumulation unit value:
    Beginning of period                    $17.61          $15.03          $15.54         $13.55           N/A
    End of period                          $9.07           $17.61          $15.03         $15.54           N/A
  Accumulation units outstanding
  at the end of period                       -              286             503            5,219           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                    $14.23          $13.67           N/A             N/A            N/A
    End of period                          $7.99           $14.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               71             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1212)

  Accumulation unit value:
    Beginning of period                    $14.82          $14.21          $14.10           N/A            N/A
    End of period                          $8.60           $14.82          $14.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.29           N/A             N/A             N/A            N/A
    End of period                          $10.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      227             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(682)

  Accumulation unit value:
    Beginning of period                    $14.53          $13.69          $13.49         $13.45          $13.42
    End of period                          $14.31          $14.53          $13.69         $13.49          $13.45
  Accumulation units outstanding
  at the end of period                       -             1,164           1,226           1,176          1,113

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(682)

  Accumulation unit value:
    Beginning of period                    $13.19          $13.61          $12.55         $12.59          $12.34
    End of period                          $8.96           $13.19          $13.61         $12.55          $12.59
  Accumulation units outstanding
  at the end of period                       -              634             626             640           1,210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $15.76          $14.73          $12.99         $12.21          $11.24
    End of period                          $9.41           $15.76          $14.73         $12.99          $12.21
  Accumulation units outstanding
  at the end of period                       -               -               -               -             211

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(1143)

  Accumulation unit value:
    Beginning of period                    $14.85          $13.94          $13.05           N/A            N/A
    End of period                          $10.56          $14.85          $13.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                    $26.48          $25.12          $22.54         $21.83          $20.63
    End of period                          $20.59          $26.48          $25.12         $22.54          $21.83
  Accumulation units outstanding
  at the end of period                       -               -               -               -             362

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $12.30          $12.16           N/A             N/A            N/A
    End of period                          $12.32          $12.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,365            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1212)

  Accumulation unit value:
    Beginning of period                    $30.62          $28.36          $28.19           N/A            N/A
    End of period                          $17.16          $30.62          $28.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(626)

  Accumulation unit value:
    Beginning of period                    $42.74          $37.19          $35.51         $31.73          $26.75
    End of period                          $24.88          $42.74          $37.19         $35.51          $31.73
  Accumulation units outstanding
  at the end of period                       -               -               -              456            582

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(626)

  Accumulation unit value:
    Beginning of period                    $15.61          $15.78          $13.41         $12.88          $11.40
    End of period                          $9.12           $15.61          $15.78         $13.41          $12.88
  Accumulation units outstanding
  at the end of period                       -               -               -               -            1,365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.96%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(831)

  Accumulation unit value:
    Beginning of period                    $12.87          $15.45          $11.55         $10.21           N/A
    End of period                          $8.11           $12.87          $15.45         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     51,579          60,050          65,587         19,958           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(113)

  Accumulation unit value:
    Beginning of period                    $17.94          $16.67          $13.86         $12.77          $11.20
    End of period                          $10.39          $17.94          $16.67         $13.86          $12.77
  Accumulation units outstanding
  at the end of period                     79,952         133,417          93,454         81,759          61,743

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(113)

  Accumulation unit value:
    Beginning of period                    $8.88           $11.27
    End of period                          $11.20          $8.88
  Accumulation units outstanding
  at the end of period                    130,042          58,569






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(113)

  Accumulation unit value:
    Beginning of period                    $13.87          $12.22          $11.55         $10.99          $10.19
    End of period                          $8.48           $13.87          $12.22         $11.55          $10.99
  Accumulation units outstanding
  at the end of period                     90,754         181,964          95,460         102,447        112,087

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(113)

  Accumulation unit value:
    Beginning of period                    $7.99           $9.65
    End of period                          $10.19          $7.99
  Accumulation units outstanding
  at the end of period                     91,339          27,611

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $15.28          $13.99          $12.46         $11.72          $11.18
    End of period                          $9.03           $15.28          $13.99         $12.46          $11.72
  Accumulation units outstanding
  at the end of period                     41,324          52,049          63,844         75,222          78,193

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $8.24           $10.94
    End of period                          $11.18          $8.24
  Accumulation units outstanding
  at the end of period                    141,076          41,184






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.65          $10.72          $9.93          $9.26
    End of period                          $8.67           $12.33          $11.65         $10.72          $9.93
  Accumulation units outstanding
  at the end of period                    151,557         164,174         112,516         185,158        168,721

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $8.30           $8.91
    End of period                          $9.26           $8.30
  Accumulation units outstanding
  at the end of period                    148,712          39,159

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(719)

  Accumulation unit value:
    Beginning of period                    $28.89          $24.42          $21.98         $21.99          $21.93
    End of period                          $16.29          $28.89          $24.42         $21.98          $21.99
  Accumulation units outstanding
  at the end of period                     6,902           9,583           2,050           1,730          4,632

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $8.58            N/A             N/A             N/A            N/A
    End of period                          $4.45            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      933             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $28.03          $26.05          $25.40         $24.74          $22.60
    End of period                          $16.25          $28.03          $26.05         $25.40          $24.74
  Accumulation units outstanding
  at the end of period                     20,611          23,631          26,311         29,928          69,043

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $17.01          $21.57
    End of period                          $22.60          $17.01
  Accumulation units outstanding
  at the end of period                     34,029          7,823






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.64          $10.45           N/A             N/A            N/A
    End of period                          $6.53           $13.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,185          82,480           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.65          $10.20           N/A             N/A            N/A
    End of period                          $6.51           $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,398          21,232           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $18.07          $18.33          $16.63         $16.41          $15.74
    End of period                          $10.80          $18.07          $18.33         $16.63          $16.41
  Accumulation units outstanding
  at the end of period                     55,716          61,395          66,903         77,535          80,560

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $12.89          $16.04
    End of period                          $15.74          $12.89
  Accumulation units outstanding
  at the end of period                     65,672          29,226

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(111)

  Accumulation unit value:
    Beginning of period                    $24.31          $22.12          $18.78         $18.68          $16.04
    End of period                          $14.71          $24.31          $22.12         $18.78          $18.68
  Accumulation units outstanding
  at the end of period                     31,174          42,823          35,810         30,275          35,160

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(111)

  Accumulation unit value:
    Beginning of period                    $11.69          $16.15
    End of period                          $16.04          $11.69
  Accumulation units outstanding
  at the end of period                     63,447          15,846






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $9.98            N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    588,584         172,068           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.04           N/A             N/A            N/A
    End of period                          $5.75           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,210          26,805           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.84          $10.00           N/A            N/A
    End of period                          $7.46           $10.82          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     80,720          78,875          28,263           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.12           N/A             N/A            N/A
    End of period                          $5.99           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,005          21,181           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $11.57          $12.57          $10.89         $10.53           N/A
    End of period                          $7.58           $11.57          $12.57         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     14,475          12,318          10,090          1,340           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $19.13          $18.23          $17.76         $17.65          $16.84
    End of period                          $17.79          $19.13          $18.23         $17.76          $17.65
  Accumulation units outstanding
  at the end of period                     63,964         128,944         115,865         141,865         73,406

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $15.12          $14.55
    End of period                          $16.84          $15.12
  Accumulation units outstanding
  at the end of period                     62,880          9,686






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1901)

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      702             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $12.86          $12.76          $11.24         $10.65           N/A
    End of period                          $8.06           $12.86          $12.76         $11.24           N/A
  Accumulation units outstanding
  at the end of period                     14,001          18,975          25,151         18,672           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1075)

  Accumulation unit value:
    Beginning of period                    $10.46          $10.18          $10.00           N/A            N/A
    End of period                          $9.64           $10.46          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,665          46,942          66,474           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(245)

  Accumulation unit value:
    Beginning of period                    $16.64          $15.16          $11.71         $10.07          $8.38
    End of period                          $9.06           $16.64          $15.16         $11.71          $10.07
  Accumulation units outstanding
  at the end of period                     85,817         166,968         209,554         136,852        198,111

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(245)

  Accumulation unit value:
    Beginning of period                    $6.13           $6.08
    End of period                          $8.38           $6.13
  Accumulation units outstanding
  at the end of period                     32,836          2,737






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $24.10          $22.77          $20.72         $19.91          $17.20
    End of period                          $13.13          $24.10          $22.77         $20.72          $19.91
  Accumulation units outstanding
  at the end of period                     16,816          24,381          18,025         22,848          26,174

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $12.93          $16.50
    End of period                          $17.20          $12.93
  Accumulation units outstanding
  at the end of period                     21,273          7,569

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $15.65          $15.01          $14.82         $14.76          $14.50
    End of period                          $16.35          $15.65          $15.01         $14.82          $14.76
  Accumulation units outstanding
  at the end of period                     81,794          77,755          80,657         109,897        120,766

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $14.61          $13.52
    End of period                          $14.50          $14.61
  Accumulation units outstanding
  at the end of period                    136,335          54,697






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $14.02          $10.85          $10.00           N/A            N/A
    End of period                          $6.87           $14.02          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     91,474          82,273          7,568            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(111)

  Accumulation unit value:
    Beginning of period                    $19.00          $19.89          $17.71         $16.60          $13.57
    End of period                          $11.37          $19.00          $19.89         $17.71          $16.60
  Accumulation units outstanding
  at the end of period                     69,626         116,398         123,085         136,774        168,123

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(111)

  Accumulation unit value:
    Beginning of period                    $10.74          $13.08
    End of period                          $13.57          $10.74
  Accumulation units outstanding
  at the end of period                    102,925          39,620






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(113)

  Accumulation unit value:
    Beginning of period                    $15.13          $16.56          $14.45         $14.08          $12.45
    End of period                          $9.11           $15.13          $16.56         $14.45          $14.08
  Accumulation units outstanding
  at the end of period                     81,020         101,771         113,722         146,353        179,997

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(113)

  Accumulation unit value:
    Beginning of period                    $9.14           $11.73
    End of period                          $12.45          $9.14
  Accumulation units outstanding
  at the end of period                    112,324          42,406

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1336)

  Accumulation unit value:
    Beginning of period                    $9.79           $10.30           N/A             N/A            N/A
    End of period                          $6.12           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,222           1,973            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1336)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(118)

  Accumulation unit value:
    Beginning of period                    $11.63          $12.20          $11.09         $11.65          $9.74
    End of period                          $7.38           $11.63          $12.20         $11.09          $11.65
  Accumulation units outstanding
  at the end of period                    354,596         497,141         543,201         629,683        729,545

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(118)

  Accumulation unit value:
    Beginning of period                    $7.48           $9.64
    End of period                          $9.74           $7.48
  Accumulation units outstanding
  at the end of period                    428,600         119,222

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.10          $10.92         $10.93          $10.76
    End of period                          $11.77          $11.58          $11.10         $10.92          $10.93
  Accumulation units outstanding
  at the end of period                    105,158         114,284         128,324         119,273        136,472

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $10.65          $9.95
    End of period                          $10.76          $10.65
  Accumulation units outstanding
  at the end of period                     98,766          35,329






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(522)

  Accumulation unit value:
    Beginning of period                    $5.98           $5.85           $4.38           $4.43          $4.13
    End of period                          $3.54           $5.98           $5.85           $4.38          $4.43
  Accumulation units outstanding
  at the end of period                     18,556          35,880          58,964          6,745          8,822

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(522)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(512)

  Accumulation unit value:
    Beginning of period                    $10.18          $11.27          $10.13         $10.59          $9.89
    End of period                          $6.86           $10.18          $11.27         $10.13          $10.59
  Accumulation units outstanding
  at the end of period                     23,099          18,072          17,527         14,819          14,004

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(110)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.98          $8.64           $9.34          $9.26
    End of period                          $5.75           $10.87          $10.98          $8.64          $9.34
  Accumulation units outstanding
  at the end of period                    435,140         617,566         750,284         805,108        878,584

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(110)

  Accumulation unit value:
    Beginning of period                    $7.51           $8.89
    End of period                          $9.26           $7.51
  Accumulation units outstanding
  at the end of period                    609,023         160,380

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                    $10.38          $11.77          $10.08           N/A            N/A
    End of period                          $5.16           $10.38          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                    151,267         111,472         108,129           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.61           $9.45           $8.25           $8.07          $7.39
    End of period                          $5.86           $9.61           $9.45           $8.25          $8.07
  Accumulation units outstanding
  at the end of period                     89,171         167,593          96,787         69,651          80,240

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $5.84           $7.46
    End of period                          $7.39           $5.84
  Accumulation units outstanding
  at the end of period                     84,242          9,986

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(497)

  Accumulation unit value:
    Beginning of period                    $11.57          $14.28          $12.27         $11.79          $10.82
    End of period                          $5.60           $11.57          $14.28         $12.27          $11.79
  Accumulation units outstanding
  at the end of period                     19,355          12,026          20,712         12,215          12,804

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(497)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(118)

  Accumulation unit value:
    Beginning of period                    $18.53          $17.01          $12.38         $11.46          $9.12
    End of period                          $9.36           $18.53          $17.01         $12.38          $11.46
  Accumulation units outstanding
  at the end of period                    425,269         564,694         650,794         742,652        700,411

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(118)

  Accumulation unit value:
    Beginning of period                    $6.99           $8.91
    End of period                          $9.12           $6.99
  Accumulation units outstanding
  at the end of period                    437,710         123,531






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.52          $11.06         $10.48          $10.50
    End of period                          $9.15           $12.15          $11.52         $11.06          $10.48
  Accumulation units outstanding
  at the end of period                     64,821          62,989          49,801         48,733          35,663

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                    $9.87           $9.76            N/A             N/A            N/A
    End of period                          $6.79           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      668            13,169           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $19.81          $18.30          $14.86         $13.38          $11.42
    End of period                          $11.09          $19.81          $18.30         $14.86          $13.38
  Accumulation units outstanding
  at the end of period                    116,580         191,628         166,640         153,192        186,916

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $8.48           $10.68
    End of period                          $11.42          $8.48
  Accumulation units outstanding
  at the end of period                    117,408          42,201

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.78          $11.82         $10.90          $9.70
    End of period                          $7.72           $13.70          $13.78         $11.82          $10.90
  Accumulation units outstanding
  at the end of period                    442,738         744,827         807,271         322,621         92,547

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1134)

  Accumulation unit value:
    Beginning of period                    $11.91          $10.69          $9.59            N/A            N/A
    End of period                          $6.30           $11.91          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                    122,198          82,209          62,686           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(702)

  Accumulation unit value:
    Beginning of period                    $12.59          $10.79          $10.50         $10.82          $10.18
    End of period                          $7.22           $12.59          $10.79         $10.50          $10.82
  Accumulation units outstanding
  at the end of period                     28,762          25,189          29,093         53,286          1,092

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1328)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.62           N/A             N/A            N/A
    End of period                          $6.11           $11.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,577          11,080           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1328)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(499)

  Accumulation unit value:
    Beginning of period                    $35.66          $26.88          $22.69         $16.92          $13.37
    End of period                          $21.73          $35.66          $26.88         $22.69          $16.92
  Accumulation units outstanding
  at the end of period                     63,385          77,266          81,201         106,545         24,200

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(499)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $13.78          $13.39          $13.04          $9.69          $8.40
    End of period                          $6.81           $13.78          $13.39         $13.04          $9.69
  Accumulation units outstanding
  at the end of period                    360,965         488,606         566,154         640,597        718,455

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $7.20           $9.82
    End of period                          $8.40           $7.20
  Accumulation units outstanding
  at the end of period                    456,102         124,970






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.17          $9.78            N/A            N/A
    End of period                          $7.07           $10.72          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,969          2,052           11,729           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(117)

  Accumulation unit value:
    Beginning of period                    $15.74          $14.94          $13.89         $12.65          $11.14
    End of period                          $9.64           $15.74          $14.94         $13.89          $12.65
  Accumulation units outstanding
  at the end of period                    159,465         202,568         162,576         196,686        244,873

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(117)

  Accumulation unit value:
    Beginning of period                    $8.45           $10.75
    End of period                          $11.14          $8.45
  Accumulation units outstanding
  at the end of period                    170,200          60,563






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(117)

  Accumulation unit value:
    Beginning of period                    $12.28          $11.94          $10.58         $10.34          $9.58
    End of period                          $7.51           $12.28          $11.94         $10.58          $10.34
  Accumulation units outstanding
  at the end of period                    245,429         285,014         294,712         360,804        422,918

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(117)

  Accumulation unit value:
    Beginning of period                    $7.64           $9.59
    End of period                          $9.58           $7.64
  Accumulation units outstanding
  at the end of period                    303,614         102,302

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                    $8.81           $10.29           N/A             N/A            N/A
    End of period                          $6.03           $8.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,796          9,862            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(118)

  Accumulation unit value:
    Beginning of period                    $18.04          $20.54          $19.14         $17.91          $16.23
    End of period                          $10.60          $18.04          $20.54         $19.14          $17.91
  Accumulation units outstanding
  at the end of period                    237,969         301,190         346,221         408,169        428,370

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.18          $15.23
    End of period                          $16.23          $11.18
  Accumulation units outstanding
  at the end of period                    281,329          82,650

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(117)

  Accumulation unit value:
    Beginning of period                    $14.66          $15.27          $13.25         $12.97          $11.26
    End of period                          $9.35           $14.66          $15.27         $13.25          $12.97
  Accumulation units outstanding
  at the end of period                    119,015         172,924         168,141         182,880        225,285

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(117)

  Accumulation unit value:
    Beginning of period                    $7.87           $10.49
    End of period                          $11.26          $7.87
  Accumulation units outstanding
  at the end of period                    146,573          55,753






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(493)

  Accumulation unit value:
    Beginning of period                    $6.74           $6.00           $5.59           $5.57          $6.01
    End of period                          $3.74           $6.74           $6.00           $5.59          $5.57
  Accumulation units outstanding
  at the end of period                     25,606          23,541          49,428         26,318          20,606

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(694)

  Accumulation unit value:
    Beginning of period                    $17.61          $15.03          $15.54         $11.42          $10.11
    End of period                          $9.07           $17.61          $15.03         $15.54          $11.42
  Accumulation units outstanding
  at the end of period                    200,256         237,389         280,348         266,634         37,176

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.10          $11.91         $11.06          $10.10
    End of period                          $7.98           $14.23          $13.10         $11.91          $11.06
  Accumulation units outstanding
  at the end of period                     47,805          50,223         174,932         52,874          1,407

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.81          $14.21          $12.39         $11.11          $9.60
    End of period                          $8.59           $14.81          $14.21         $12.39          $11.11
  Accumulation units outstanding
  at the end of period                    150,252         193,974         229,288         228,827        235,600

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $6.97           $9.14
    End of period                          $9.60           $6.97
  Accumulation units outstanding
  at the end of period                    187,082          32,807






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1791)

  Accumulation unit value:
    Beginning of period                    $8.31            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,378           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.88          $10.22           N/A             N/A            N/A
    End of period                          $10.27          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    102,096          34,287           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(110)

  Accumulation unit value:
    Beginning of period                    $14.53          $13.69          $13.49         $13.44          $13.13
    End of period                          $14.30          $14.53          $13.69         $13.49          $13.44
  Accumulation units outstanding
  at the end of period                    353,203         360,207         335,727         329,926        353,176

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(110)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.21
    End of period                          $13.13          $12.77
  Accumulation units outstanding
  at the end of period                    310,331         196,657






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(114)

  Accumulation unit value:
    Beginning of period                    $20.70          $22.76          $20.40         $19.13          $17.26
    End of period                          $12.08          $20.70          $22.76         $20.40          $19.13
  Accumulation units outstanding
  at the end of period                     10,351          10,155          8,534           8,826          10,888

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(114)

  Accumulation unit value:
    Beginning of period                    $13.84          $16.75
    End of period                          $17.26          $13.84
  Accumulation units outstanding
  at the end of period                     12,169          4,337

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.20          $13.61          $12.56         $12.59          $12.25
    End of period                          $8.96           $13.20          $13.61         $12.56          $12.59
  Accumulation units outstanding
  at the end of period                    256,978         250,429         352,978         183,891        754,595

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1867)

  Accumulation unit value:
    Beginning of period                    $9.24            N/A             N/A             N/A            N/A
    End of period                          $5.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      695             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $19.82          $21.42          $19.33         $18.79          $17.45
    End of period                          $10.26          $19.82          $21.42         $19.33          $18.79
  Accumulation units outstanding
  at the end of period                     25,231          27,228          34,406         35,045          46,507

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $14.29          $17.54
    End of period                          $17.45          $14.29
  Accumulation units outstanding
  at the end of period                     38,737          24,452

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1901)

  Accumulation unit value:
    Beginning of period                    $8.50            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,016            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $6.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    135,519           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $6.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,777            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $6.53            N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,982           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.50          $10.21           N/A             N/A            N/A
    End of period                          $7.56           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             31,471           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.47          $10.10           N/A             N/A            N/A
    End of period                          $6.70           $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,329           9,650            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.92            N/A             N/A             N/A            N/A
    End of period                          $7.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,091            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.14            N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,786            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $15.76          $14.72          $12.99         $12.21          $11.06
    End of period                          $9.40           $15.76          $14.72         $12.99          $12.21
  Accumulation units outstanding
  at the end of period                    434,043         506,268         568,310         589,700        760,158

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $8.89           $10.90
    End of period                          $11.06          $8.89
  Accumulation units outstanding
  at the end of period                    244,257         172,156






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(682)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.08          $10.48         $10.30          $9.98
    End of period                          $9.77           $11.55          $11.08         $10.48          $10.30
  Accumulation units outstanding
  at the end of period                    112,550         128,640          22,404          7,446          5,961

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $15.63          $14.66          $13.10         $12.43          $11.38
    End of period                          $9.91           $15.63          $14.66         $13.10          $12.43
  Accumulation units outstanding
  at the end of period                    680,630         930,115        1,057,977       1,258,044      1,547,986

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $9.53           $10.96
    End of period                          $11.38          $9.53
  Accumulation units outstanding
  at the end of period                   1,231,981        495,678






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(678)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.69          $10.80         $10.49          $9.97
    End of period                          $9.54           $12.35          $11.69         $10.80          $10.49
  Accumulation units outstanding
  at the end of period                    105,871         124,820          60,933         25,539           156

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $14.85          $13.93          $12.67         $12.14          $11.30
    End of period                          $10.55          $14.85          $13.93         $12.67          $12.14
  Accumulation units outstanding
  at the end of period                    404,671         482,527         657,754         501,150        557,655

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $9.79           $10.79
    End of period                          $11.30          $9.79
  Accumulation units outstanding
  at the end of period                    503,663         362,628






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.56          $11.03           N/A             N/A            N/A
    End of period                          $7.92           $11.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,279           2,279            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1134)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.54          $10.03           N/A            N/A
    End of period                          $8.87           $11.05          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     78,243          12,621          7,761            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.61            N/A             N/A             N/A            N/A
    End of period                          $6.35            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,181            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $26.47          $25.11          $22.53         $21.82          $20.07
    End of period                          $20.57          $26.47          $25.11         $22.53          $21.82
  Accumulation units outstanding
  at the end of period                     72,942          90,141          91,227         121,878        134,124

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $16.83          $18.02
    End of period                          $20.07          $16.83
  Accumulation units outstanding
  at the end of period                    102,882          34,008






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(116)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.97          $11.68         $11.59          $11.73
    End of period                          $12.32          $12.29          $11.97         $11.68          $11.59
  Accumulation units outstanding
  at the end of period                    520,631         366,939         141,219         338,262        124,878

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(116)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.98
    End of period                          $11.73          $11.91
  Accumulation units outstanding
  at the end of period                     79,246         104,785

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(237)

  Accumulation unit value:
    Beginning of period                    $21.60          $20.42          $17.22         $16.24          $14.43
    End of period                          $14.12          $21.60          $20.42         $17.22          $16.24
  Accumulation units outstanding
  at the end of period                     46,628          49,958          60,285         46,618          38,183

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(237)

  Accumulation unit value:
    Beginning of period                    $10.92          $11.23
    End of period                          $14.43          $10.92
  Accumulation units outstanding
  at the end of period                     30,719          1,381






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $30.60          $28.34          $25.42         $24.43          $22.68
    End of period                          $17.15          $30.60          $28.34         $25.42          $24.43
  Accumulation units outstanding
  at the end of period                    126,558         153,412         106,754         103,579        104,596

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $17.71          $21.13
    End of period                          $22.68          $17.71
  Accumulation units outstanding
  at the end of period                     70,605          27,437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $42.72          $37.17          $35.49         $31.72          $27.40
    End of period                          $24.86          $42.72          $37.17         $35.49          $31.72
  Accumulation units outstanding
  at the end of period                     58,325          80,687          96,908         96,026         130,167

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $20.16          $25.65
    End of period                          $27.40          $20.16
  Accumulation units outstanding
  at the end of period                    108,881          37,470






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(107)

  Accumulation unit value:
    Beginning of period                    $15.60          $15.78          $13.41         $12.88          $11.40
    End of period                          $9.11           $15.60          $15.78         $13.41          $12.88
  Accumulation units outstanding
  at the end of period                    227,139         281,967         238,682         279,732        421,158

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(107)

  Accumulation unit value:
    Beginning of period                    $8.95           $11.16
    End of period                          $11.40          $8.95
  Accumulation units outstanding
  at the end of period                    276,707         131,107

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.97%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                    $12.87          $15.71           N/A             N/A            N/A
    End of period                          $8.11           $12.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,322            388             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(79)

  Accumulation unit value:
    Beginning of period                    $17.92          $16.65          $13.85         $12.76          $11.19
    End of period                          $10.38          $17.92          $16.65         $13.85          $12.76
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(79)

  Accumulation unit value:
    Beginning of period                    $8.88           $11.45
    End of period                          $11.19          $8.88
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.22          $11.55         $10.98          $10.19
    End of period                          $8.47           $13.86          $12.22         $11.55          $10.98
  Accumulation units outstanding
  at the end of period                      198            1,129             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $7.99           $10.19
    End of period                          $10.19          $7.99
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $15.27          $13.98          $12.46         $11.72          $11.18
    End of period                          $9.02           $15.27          $13.98         $12.46          $11.72
  Accumulation units outstanding
  at the end of period                      740             651             652             652            653

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $8.24           $10.45
    End of period                          $11.18          $8.24
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(67)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.64          $10.72          $9.93          $9.25
    End of period                          $8.66           $12.32          $11.64         $10.72          $9.93
  Accumulation units outstanding
  at the end of period                     11,029          2,117           2,145           2,124          1,025

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(67)

  Accumulation unit value:
    Beginning of period                    $8.30           $9.15
    End of period                          $9.25           $8.30
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $28.02           N/A             N/A             N/A            N/A
    End of period                          $16.27           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      455             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.46            N/A             N/A             N/A            N/A
    End of period                          $4.45            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,011            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(48)

  Accumulation unit value:
    Beginning of period                    $27.99          $26.02          $25.37         $24.72          $22.58
    End of period                          $16.23          $27.99          $26.02         $25.37          $24.72
  Accumulation units outstanding
  at the end of period                     2,271            781              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(48)

  Accumulation unit value:
    Beginning of period                    $17.00          $22.65
    End of period                          $22.58          $17.00
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.64          $11.25           N/A             N/A            N/A
    End of period                          $6.52           $13.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,053          5,422            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $6.44            N/A             N/A             N/A            N/A
    End of period                          $6.51            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,380            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(67)

  Accumulation unit value:
    Beginning of period                    $18.05          $18.31          $16.62         $16.39          $15.73
    End of period                          $10.79          $18.05          $18.31         $16.62          $16.39
  Accumulation units outstanding
  at the end of period                      299             270             271             274            274

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(67)

  Accumulation unit value:
    Beginning of period                    $12.88          $16.76
    End of period                          $15.73          $12.88
  Accumulation units outstanding
  at the end of period                      258              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(68)

  Accumulation unit value:
    Beginning of period                    $24.28          $22.10          $18.77         $18.67          $16.03
    End of period                          $14.70          $24.28          $22.10         $18.77          $18.67
  Accumulation units outstanding
  at the end of period                     1,012           8,110           5,151           5,151            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(68)

  Accumulation unit value:
    Beginning of period                    $11.68          $15.90
    End of period                          $16.03          $11.68
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.09           N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,900          18,324           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $8.30            N/A             N/A             N/A            N/A
    End of period                          $5.75            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,785            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.82          $10.90           N/A             N/A            N/A
    End of period                          $7.45           $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,469           8,329            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.24            N/A             N/A             N/A            N/A
    End of period                          $5.99            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,244            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1101)

  Accumulation unit value:
    Beginning of period                    $11.56          $12.57          $11.39           N/A            N/A
    End of period                          $7.58           $11.56          $12.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,520           1,212            452             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1101)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(41)

  Accumulation unit value:
    Beginning of period                    $19.11          $18.21          $17.74         $17.63          $16.82
    End of period                          $17.77          $19.11          $18.21         $17.74          $17.63
  Accumulation units outstanding
  at the end of period                     10,586          2,200            960             894            238

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(41)

  Accumulation unit value:
    Beginning of period                    $15.11          $14.36
    End of period                          $16.82          $15.11
  Accumulation units outstanding
  at the end of period                      233              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1946)

  Accumulation unit value:
    Beginning of period                    $9.64            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       35             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1946)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.86          $13.09           N/A             N/A            N/A
    End of period                          $8.06           $12.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      981            1,088            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1175)

  Accumulation unit value:
    Beginning of period                    $10.46          $10.18          $10.11           N/A            N/A
    End of period                          $9.64           $10.46          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,320           6,442           1,647            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(787)

  Accumulation unit value:
    Beginning of period                    $16.62          $15.14          $11.70         $10.33           N/A
    End of period                          $9.05           $16.62          $15.14         $11.70           N/A
  Accumulation units outstanding
  at the end of period                     3,681           24,803          20,645         11,320           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(738)

  Accumulation unit value:
    Beginning of period                    $24.07          $22.74          $20.70         $19.62           N/A
    End of period                          $13.11          $24.07          $22.74         $20.70           N/A
  Accumulation units outstanding
  at the end of period                      425            1,053            227             245            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(67)

  Accumulation unit value:
    Beginning of period                    $15.63          $14.99          $14.80         $14.75          $14.49
    End of period                          $16.33          $15.63          $14.99         $14.80          $14.75
  Accumulation units outstanding
  at the end of period                      406            1,008            311             297            278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(67)

  Accumulation unit value:
    Beginning of period                    $14.60          $13.49
    End of period                          $14.49          $14.60
  Accumulation units outstanding
  at the end of period                      265              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.02          $12.15           N/A             N/A            N/A
    End of period                          $6.87           $14.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,333           1,518            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(41)

  Accumulation unit value:
    Beginning of period                    $18.98          $19.88          $17.69         $16.58          $13.56
    End of period                          $11.36          $18.98          $19.88         $17.69          $16.58
  Accumulation units outstanding
  at the end of period                     1,350           1,387           1,394           1,420           789

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(41)

  Accumulation unit value:
    Beginning of period                    $10.73          $12.80
    End of period                          $13.56          $10.73
  Accumulation units outstanding
  at the end of period                      300              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(71)

  Accumulation unit value:
    Beginning of period                    $15.11          $16.54          $14.44         $14.08          $12.44
    End of period                          $9.10           $15.11          $16.54         $14.44          $14.08
  Accumulation units outstanding
  at the end of period                       83              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(71)

  Accumulation unit value:
    Beginning of period                    $9.14           $11.96
    End of period                          $12.44          $9.14
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $11.62          $12.19          $11.08         $11.64          $9.74
    End of period                          $7.38           $11.62          $12.19         $11.08          $11.64
  Accumulation units outstanding
  at the end of period                     49,454          18,521          38,026         67,936          43,322

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $7.48           $9.50
    End of period                          $9.74           $7.48
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(61)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.09          $10.91         $10.93          $10.75
    End of period                          $11.77          $11.57          $11.09         $10.91          $10.93
  Accumulation units outstanding
  at the end of period                     7,378           4,010           3,746           1,797          1,798

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(61)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.00
    End of period                          $10.75          $10.65
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.98           $6.17            N/A             N/A            N/A
    End of period                          $3.54           $5.98            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,745           4,817            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $9.51            N/A             N/A             N/A            N/A
    End of period                          $6.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      834             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(76)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.97          $8.63           $9.33          $9.25
    End of period                          $5.75           $10.86          $10.97          $8.63          $9.33
  Accumulation units outstanding
  at the end of period                     10,647          20,252          21,567          5,863          2,260

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(76)

  Accumulation unit value:
    Beginning of period                    $7.51           $9.26
    End of period                          $9.25           $7.51
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $5.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,796            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(57)

  Accumulation unit value:
    Beginning of period                    $9.60           $9.44           $8.24           $8.06          $7.39
    End of period                          $5.86           $9.60           $9.44           $8.24          $8.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(57)

  Accumulation unit value:
    Beginning of period                    $5.84           $7.37
    End of period                          $7.39           $5.84
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division(1946)

  Accumulation unit value:
    Beginning of period                    $8.87            N/A             N/A             N/A            N/A
    End of period                          $8.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       27             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division(1946)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1175)

  Accumulation unit value:
    Beginning of period                    $11.56          $14.26          $13.75           N/A            N/A
    End of period                          $5.59           $11.56          $14.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,884            -              607             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $18.52          $17.00          $12.37         $11.45          $9.12
    End of period                          $9.35           $18.52          $17.00         $12.37          $11.45
  Accumulation units outstanding
  at the end of period                     16,014          20,221          20,599         10,925          7,319

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $6.98           $8.77
    End of period                          $9.12           $6.98
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(713)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.51          $11.05         $10.47          $9.89
    End of period                          $9.14           $12.14          $11.51         $11.05          $10.47
  Accumulation units outstanding
  at the end of period                     2,303           5,905           5,861           5,421            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(61)

  Accumulation unit value:
    Beginning of period                    $19.80          $18.29          $14.86         $13.37          $11.41
    End of period                          $11.08          $19.80          $18.29         $14.86          $13.37
  Accumulation units outstanding
  at the end of period                     6,706           4,806           4,919           2,887           711

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(61)

  Accumulation unit value:
    Beginning of period                    $8.48           $9.69
    End of period                          $11.41          $8.48
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1051)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.77          $12.61           N/A            N/A
    End of period                          $7.72           $13.70          $13.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     57,680          50,071          10,715           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1051)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.91          $11.83           N/A             N/A            N/A
    End of period                          $6.30           $11.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      415            7,834            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(787)

  Accumulation unit value:
    Beginning of period                    $12.59          $10.78          $10.50         $10.06           N/A
    End of period                          $7.22           $12.59          $10.78         $10.50           N/A
  Accumulation units outstanding
  at the end of period                     3,540           8,253           8,258           9,436           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(700)

  Accumulation unit value:
    Beginning of period                    $35.62          $26.86          $22.68         $16.91          $16.19
    End of period                          $21.70          $35.62          $26.86         $22.68          $16.91
  Accumulation units outstanding
  at the end of period                     5,507           3,772            953             953            953

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.37          $13.03          $9.68          $8.39
    End of period                          $6.80           $13.77          $13.37         $13.03          $9.68
  Accumulation units outstanding
  at the end of period                     21,570          12,343          23,471         47,602          40,292

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $7.20           $9.58
    End of period                          $8.39           $7.20
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $7.14            N/A             N/A             N/A            N/A
    End of period                          $7.07            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     61,290           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(61)

  Accumulation unit value:
    Beginning of period                    $15.74          $14.94          $13.89         $12.65          $11.14
    End of period                          $9.63           $15.74          $14.94         $13.89          $12.65
  Accumulation units outstanding
  at the end of period                     28,128          12,972          18,732         28,963          19,989

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(61)

  Accumulation unit value:
    Beginning of period                    $8.45           $10.02
    End of period                          $11.14          $8.44
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(52)

  Accumulation unit value:
    Beginning of period                    $12.28          $11.94          $10.58         $10.34          $9.58
    End of period                          $7.51           $12.28          $11.94         $10.58          $10.34
  Accumulation units outstanding
  at the end of period                     17,213          10,848          12,200          3,777           863

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(52)

  Accumulation unit value:
    Beginning of period                    $7.64           $9.75
    End of period                          $9.58           $7.64
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $8.70            N/A             N/A             N/A            N/A
    End of period                          $6.03            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      409             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $18.02          $20.53          $19.12         $17.90          $16.22
    End of period                          $10.59          $18.02          $20.53         $19.12          $17.90
  Accumulation units outstanding
  at the end of period                     5,835           8,974           7,485           1,197           500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(109)

  Accumulation unit value:
    Beginning of period                    $11.17          $14.88
    End of period                          $16.22          $11.17
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(61)

  Accumulation unit value:
    Beginning of period                    $14.65          $15.26          $13.25         $12.96          $11.26
    End of period                          $9.34           $14.65          $15.26         $13.25          $12.96
  Accumulation units outstanding
  at the end of period                     19,021          8,767           16,222         17,195          9,846

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(61)

  Accumulation unit value:
    Beginning of period                    $7.87           $9.69
    End of period                          $11.26          $7.87
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(713)

  Accumulation unit value:
    Beginning of period                    $6.73           $5.99           $5.59           $5.56          $5.45
    End of period                          $3.73           $6.73           $5.99           $5.59          $5.56
  Accumulation units outstanding
  at the end of period                     5,524           5,313           2,510             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(761)

  Accumulation unit value:
    Beginning of period                    $17.60          $15.02          $15.54         $12.03           N/A
    End of period                          $9.07           $17.60          $15.02         $15.54           N/A
  Accumulation units outstanding
  at the end of period                     14,528          24,968          21,992         10,929           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(761)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(957)

  Accumulation unit value:
    Beginning of period                    $14.22          $13.10          $11.91         $11.77           N/A
    End of period                          $7.98           $14.22          $13.10         $11.91           N/A
  Accumulation units outstanding
  at the end of period                     18,518          22,161          18,920         18,909           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(957)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(76)

  Accumulation unit value:
    Beginning of period                    $14.80          $14.20          $12.38         $11.10          $9.60
    End of period                          $8.58           $14.80          $14.20         $12.38          $11.10
  Accumulation units outstanding
  at the end of period                     1,326           1,156            747             748            748

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(76)

  Accumulation unit value:
    Beginning of period                    $6.97           $9.36
    End of period                          $9.60           $6.97
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.88          $10.85           N/A             N/A            N/A
    End of period                          $10.27          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,615          2,762            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(43)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.67          $13.48         $13.43          $13.12
    End of period                          $14.28          $14.51          $13.67         $13.48          $13.43
  Accumulation units outstanding
  at the end of period                     27,282          9,527           2,866           2,490          1,263

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(43)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.12
    End of period                          $13.12          $12.77
  Accumulation units outstanding
  at the end of period                      293              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(99)

  Accumulation unit value:
    Beginning of period                    $20.67          $22.73          $20.38         $19.11          $17.25
    End of period                          $12.06          $20.67          $22.73         $20.38          $19.11
  Accumulation units outstanding
  at the end of period                     1,244             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(99)

  Accumulation unit value:
    Beginning of period                    $13.82          $17.37
    End of period                          $17.25          $13.82
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.18          $13.60          $12.55         $12.58          $12.25
    End of period                          $8.95           $13.18          $13.60         $12.55          $12.58
  Accumulation units outstanding
  at the end of period                     5,056           5,451           5,828           4,712           807

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                    $10.66           N/A             N/A             N/A            N/A
    End of period                          $5.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      631             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                    $10.53           N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      577             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(68)

  Accumulation unit value:
    Beginning of period                    $19.80          $21.39          $19.30         $18.77          $17.44
    End of period                          $10.25          $19.80          $21.39         $19.30          $18.77
  Accumulation units outstanding
  at the end of period                      450              -              811              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(68)

  Accumulation unit value:
    Beginning of period                    $14.28          $18.53
    End of period                          $17.44          $14.28
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1927)

  Accumulation unit value:
    Beginning of period                    $6.39            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      245             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1927)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $6.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,661            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.61            N/A             N/A             N/A            N/A
    End of period                          $7.56            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,666            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.79            N/A             N/A             N/A            N/A
    End of period                          $7.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,967            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $15.74          $14.71          $12.98         $12.20          $11.05
    End of period                          $9.39           $15.74          $14.71         $12.98          $12.20
  Accumulation units outstanding
  at the end of period                      586             621             647             670            565

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $8.89           $10.85
    End of period                          $11.05          $8.89
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(868)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.08          $10.48         $10.40           N/A
    End of period                          $9.76           $11.55          $11.08         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     12,521          2,488           2,488           2,488           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(868)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $15.61          $14.65          $13.09         $12.42          $11.37
    End of period                          $9.90           $15.61          $14.65         $13.09          $12.42
  Accumulation units outstanding
  at the end of period                     6,220           12,424          12,389         12,389          12,389

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $9.53           $10.82
    End of period                          $11.37          $9.53
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.34           N/A             N/A             N/A            N/A
    End of period                          $9.53            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      307             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(68)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.92          $12.66         $12.13          $11.29
    End of period                          $10.54          $14.83          $13.92         $12.66          $12.13
  Accumulation units outstanding
  at the end of period                     2,851           9,204           9,590           9,592          6,578

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(68)

  Accumulation unit value:
    Beginning of period                    $9.78           $11.04
    End of period                          $11.29          $9.78
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.05          $10.90           N/A             N/A            N/A
    End of period                          $8.87           $11.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,778           8,187            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $6.35            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      233             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(48)

  Accumulation unit value:
    Beginning of period                    $26.43          $25.08          $22.51         $21.80          $20.05
    End of period                          $20.55          $26.43          $25.08         $22.51          $21.80
  Accumulation units outstanding
  at the end of period                     8,451           2,671           2,709           2,797          1,224

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(48)

  Accumulation unit value:
    Beginning of period                    $16.82          $17.46
    End of period                          $20.05          $16.82
  Accumulation units outstanding
  at the end of period                      203              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(54)

  Accumulation unit value:
    Beginning of period                    $12.28          $11.96          $11.67         $11.59          $11.73
    End of period                          $12.31          $12.28          $11.96         $11.67          $11.59
  Accumulation units outstanding
  at the end of period                     38,928          23,946         144,576          8,786          4,414

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(54)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.98
    End of period                          $11.73          $11.91
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(643)

  Accumulation unit value:
    Beginning of period                    $21.58          $20.41          $17.22         $16.23          $14.62
    End of period                          $14.11          $21.58          $20.41         $17.22          $16.23
  Accumulation units outstanding
  at the end of period                     2,943           3,858           3,249            618            618

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(643)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $30.56          $28.31          $25.39         $24.41          $22.66
    End of period                          $17.13          $30.56          $28.31         $25.39          $24.41
  Accumulation units outstanding
  at the end of period                     4,269           5,236           3,097           1,224           184

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $17.70          $21.82
    End of period                          $22.66          $17.70
  Accumulation units outstanding
  at the end of period                      181              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $42.66          $37.12          $35.45         $31.69          $27.38
    End of period                          $24.83          $42.66          $37.12         $35.45          $31.69
  Accumulation units outstanding
  at the end of period                     1,581            811             446             444            431

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(48)

  Accumulation unit value:
    Beginning of period                    $20.15          $24.58
    End of period                          $27.38          $20.15
  Accumulation units outstanding
  at the end of period                      148              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(67)

  Accumulation unit value:
    Beginning of period                    $15.59          $15.77          $13.40         $12.87          $11.39
    End of period                          $9.10           $15.59          $15.77         $13.40          $12.87
  Accumulation units outstanding
  at the end of period                     8,333           6,477           5,287           6,701          2,197

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(67)

  Accumulation unit value:
    Beginning of period                    $8.95           $11.38
    End of period                          $11.39          $8.95
  Accumulation units outstanding
  at the end of period                      367              -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.985%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1422)

  Accumulation unit value:
    Beginning of period                    $11.60          $12.42           N/A             N/A            N/A
    End of period                          $7.36           $11.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             28,245           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(1422)

  Accumulation unit value:
    Beginning of period                    $10.85          $11.88           N/A             N/A            N/A
    End of period                          $5.74           $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             29,515           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1422)

  Accumulation unit value:
    Beginning of period                    $18.49          $20.39           N/A             N/A            N/A
    End of period                          $9.33           $18.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             17,201           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(1422)

  Accumulation unit value:
    Beginning of period                    $13.75          $14.99           N/A             N/A            N/A
    End of period                          $6.79           $13.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             23,402           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1422)

  Accumulation unit value:
    Beginning of period                    $17.99          $20.98           N/A             N/A            N/A
    End of period                          $10.57          $17.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             16,714           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.995%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.86          $15.44          $11.55         $10.74           N/A
    End of period                          $8.10           $12.86          $15.44         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     1,613           2,952           1,487            273            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(184)

  Accumulation unit value:
    Beginning of period                    $17.86          $16.60          $13.81         $12.73          $11.16
    End of period                          $10.34          $17.86          $16.60         $13.81          $12.73
  Accumulation units outstanding
  at the end of period                     3,794           7,040           3,959           3,993          1,743

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(184)

  Accumulation unit value:
    Beginning of period                    $8.86           $9.33
    End of period                          $11.16          $8.86
  Accumulation units outstanding
  at the end of period                     3,608           1,234






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(152)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.20          $11.54         $10.98          $10.18
    End of period                          $8.46           $13.84          $12.20         $11.54          $10.98
  Accumulation units outstanding
  at the end of period                     9,616           19,294          13,477         14,806          15,361

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(152)

  Accumulation unit value:
    Beginning of period                    $7.99           $8.47
    End of period                          $10.18          $7.99
  Accumulation units outstanding
  at the end of period                     4,556           1,155

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(155)

  Accumulation unit value:
    Beginning of period                    $15.24          $13.96          $12.44         $11.71          $11.18
    End of period                          $9.01           $15.24          $13.96         $12.44          $11.71
  Accumulation units outstanding
  at the end of period                       -             3,451           3,598           3,582          3,421

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(155)

  Accumulation unit value:
    Beginning of period                    $8.24           $7.90
    End of period                          $11.18          $8.24
  Accumulation units outstanding
  at the end of period                     5,411           1,172






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $12.30          $11.62          $10.70          $9.92          $9.24
    End of period                          $8.64           $12.30          $11.62         $10.70          $9.92
  Accumulation units outstanding
  at the end of period                     5,834           10,822          18,531         21,821          20,930

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $8.29           $9.07
    End of period                          $9.24           $8.29
  Accumulation units outstanding
  at the end of period                     19,317          11,925

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(798)

  Accumulation unit value:
    Beginning of period                    $28.76          $24.32          $21.89         $19.81           N/A
    End of period                          $16.21          $28.76          $24.32         $21.89           N/A
  Accumulation units outstanding
  at the end of period                       -             1,709             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(798)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.08           N/A             N/A            N/A
    End of period                          $4.45           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              491             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $27.91          $25.95          $25.30         $24.66          $22.53
    End of period                          $16.17          $27.91          $25.95         $25.30          $24.66
  Accumulation units outstanding
  at the end of period                      439            1,586           1,902           2,807          6,676

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $16.97          $21.32
    End of period                          $22.53          $16.97
  Accumulation units outstanding
  at the end of period                     2,474           1,831






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.64          $10.20           N/A             N/A            N/A
    End of period                          $6.52           $13.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,140           2,842            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.65          $10.09           N/A             N/A            N/A
    End of period                          $6.50           $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      262             459             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $18.00          $18.26          $16.58         $16.36          $15.70
    End of period                          $10.76          $18.00          $18.26         $16.58          $16.36
  Accumulation units outstanding
  at the end of period                       -             2,065           7,013           9,628          11,084

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $12.86          $16.01
    End of period                          $15.70          $12.86
  Accumulation units outstanding
  at the end of period                     12,412          5,969

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(111)

  Accumulation unit value:
    Beginning of period                    $24.19          $22.02          $18.70         $18.61          $15.98
    End of period                          $14.64          $24.19          $22.02         $18.70          $18.61
  Accumulation units outstanding
  at the end of period                     2,743           3,496           5,049           4,760          4,662

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(111)

  Accumulation unit value:
    Beginning of period                    $11.65          $16.12
    End of period                          $15.98          $11.65
  Accumulation units outstanding
  at the end of period                     1,261            882






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.00           N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,238           3,179            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.83          $9.85            N/A            N/A
    End of period                          $7.45           $10.81          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,392           9,056           6,665            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.83           $9.68            N/A             N/A            N/A
    End of period                          $5.98           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      879            1,917            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                    $11.56          $12.56          $10.88         $11.03           N/A
    End of period                          $7.57           $11.56          $12.56         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     1,166            742            2,610            274            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $19.05          $18.16          $17.70         $17.59          $16.79
    End of period                          $17.70          $19.05          $18.16         $17.70          $17.59
  Accumulation units outstanding
  at the end of period                     4,263           13,496          13,032         14,804          15,417

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $15.08          $14.51
    End of period                          $16.79          $15.08
  Accumulation units outstanding
  at the end of period                     10,677          6,213






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(845)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.75          $11.24         $10.48           N/A
    End of period                          $8.05           $12.85          $12.75         $11.24           N/A
  Accumulation units outstanding
  at the end of period                     5,748           7,686           6,399           6,157           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(845)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.45          $10.17          $10.00           N/A            N/A
    End of period                          $9.63           $10.45          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,182           11,143          6,919            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(302)

  Accumulation unit value:
    Beginning of period                    $16.58          $15.11          $11.68         $10.05          $8.37
    End of period                          $9.02           $16.58          $15.11         $11.68          $10.05
  Accumulation units outstanding
  at the end of period                     9,321           23,829          25,156         22,275          22,422

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(302)

  Accumulation unit value:
    Beginning of period                    $5.77            N/A
    End of period                          $8.37            N/A
  Accumulation units outstanding
  at the end of period                     2,792            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $24.00          $22.68          $20.65         $19.84          $17.15
    End of period                          $13.07          $24.00          $22.68         $20.65          $19.84
  Accumulation units outstanding
  at the end of period                       -             2,801           1,008           1,069          1,317

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $12.90          $16.54
    End of period                          $17.15          $12.90
  Accumulation units outstanding
  at the end of period                     1,448            344

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(117)

  Accumulation unit value:
    Beginning of period                    $15.58          $14.94          $14.76         $14.72          $14.45
    End of period                          $16.27          $15.58          $14.94         $14.76          $14.72
  Accumulation units outstanding
  at the end of period                     9,323           7,983           12,693         24,861          28,126

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(117)

  Accumulation unit value:
    Beginning of period                    $14.57          $13.50
    End of period                          $14.45          $14.57
  Accumulation units outstanding
  at the end of period                     31,759          26,549






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $14.01          $10.85          $9.48            N/A            N/A
    End of period                          $6.86           $14.01          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,514           11,950          8,123            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(111)

  Accumulation unit value:
    Beginning of period                    $18.93          $19.83          $17.66         $16.56          $13.54
    End of period                          $11.33          $18.93          $19.83         $17.66          $16.56
  Accumulation units outstanding
  at the end of period                     4,154           13,145          15,296         20,306          19,355

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(111)

  Accumulation unit value:
    Beginning of period                    $10.72          $13.06
    End of period                          $13.54          $10.72
  Accumulation units outstanding
  at the end of period                     11,886          3,443






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $15.08          $16.50          $14.42         $14.05          $12.42
    End of period                          $9.08           $15.08          $16.50         $14.42          $14.05
  Accumulation units outstanding
  at the end of period                      672            4,708           11,905         15,074          18,140

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $9.13           $12.00
    End of period                          $12.42          $9.13
  Accumulation units outstanding
  at the end of period                     9,499           3,027

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $9.68            N/A             N/A             N/A            N/A
    End of period                          $6.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,892            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                    $11.59          $12.17          $11.06         $11.62          $9.73
    End of period                          $7.36           $11.59          $12.17         $11.06          $11.62
  Accumulation units outstanding
  at the end of period                     11,690          41,010          50,439         53,654          73,170

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                    $7.47           $9.21
    End of period                          $9.73           $7.47
  Accumulation units outstanding
  at the end of period                     38,000          12,500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.08          $10.90         $10.92          $10.75
    End of period                          $11.75          $11.56          $11.08         $10.90          $10.92
  Accumulation units outstanding
  at the end of period                     5,351           9,956           41,819         44,594          44,165

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $10.65          $9.95
    End of period                          $10.75          $10.65
  Accumulation units outstanding
  at the end of period                     35,436          17,728






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(531)

  Accumulation unit value:
    Beginning of period                    $5.97           $5.84           $4.37           $4.42          $4.22
    End of period                          $3.53           $5.97           $5.84           $4.37          $4.42
  Accumulation units outstanding
  at the end of period                     8,030           8,980           10,436         10,608          11,544

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(531)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(510)

  Accumulation unit value:
    Beginning of period                    $10.15          $11.24          $10.11         $10.57          $9.73
    End of period                          $6.84           $10.15          $11.24         $10.11          $10.57
  Accumulation units outstanding
  at the end of period                      627             836             853             875            945

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(510)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(111)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.95          $8.62           $9.32          $9.24
    End of period                          $5.73           $10.84          $10.95          $8.62          $9.32
  Accumulation units outstanding
  at the end of period                     10,553          59,396          79,196         77,670         103,405

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(111)

  Accumulation unit value:
    Beginning of period                    $7.50           $9.10
    End of period                          $9.24           $7.50
  Accumulation units outstanding
  at the end of period                     74,237          37,396

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1027)

  Accumulation unit value:
    Beginning of period                    $10.38          $11.77          $9.95            N/A            N/A
    End of period                          $5.15           $10.38          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                      254            2,431           12,338           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.58           $9.42           $8.22           $8.05          $7.38
    End of period                          $5.84           $9.58           $9.42           $8.22          $8.05
  Accumulation units outstanding
  at the end of period                       -             5,721           11,601         13,435          13,578

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $5.83           $7.46
    End of period                          $7.38           $5.83
  Accumulation units outstanding
  at the end of period                     6,638            118

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(531)

  Accumulation unit value:
    Beginning of period                    $11.54          $14.24          $12.24         $11.77          $11.33
    End of period                          $5.58           $11.54          $14.24         $12.24          $11.77
  Accumulation units outstanding
  at the end of period                     3,712           1,284            711            1,668          1,841

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(145)

  Accumulation unit value:
    Beginning of period                    $18.48          $16.97          $12.35         $11.44          $9.11
    End of period                          $9.33           $18.48          $16.97         $12.35          $11.44
  Accumulation units outstanding
  at the end of period                     18,405          37,765          53,688         54,706          52,000

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(145)

  Accumulation unit value:
    Beginning of period                    $6.98           $8.08
    End of period                          $9.11           $6.98
  Accumulation units outstanding
  at the end of period                     18,453          2,235






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.49          $11.03         $10.46          $10.31
    End of period                          $9.12           $12.12          $11.49         $11.03          $10.46
  Accumulation units outstanding
  at the end of period                     2,113           5,386           4,596           1,522          2,975

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $10.14           N/A
    End of period                          $10.31           N/A
  Accumulation units outstanding
  at the end of period                      197             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(155)

  Accumulation unit value:
    Beginning of period                    $19.78          $18.28          $14.85         $13.37          $11.42
    End of period                          $11.07          $19.78          $18.28         $14.85          $13.37
  Accumulation units outstanding
  at the end of period                     14,047          18,842          26,777         33,344          34,063

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(155)

  Accumulation unit value:
    Beginning of period                    $8.48           $8.92
    End of period                          $11.42          $8.48
  Accumulation units outstanding
  at the end of period                     18,023            49

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(707)

  Accumulation unit value:
    Beginning of period                    $13.68          $13.76          $11.82         $10.89          $10.46
    End of period                          $7.71           $13.68          $13.76         $11.82          $10.89
  Accumulation units outstanding
  at the end of period                     7,724           32,734          59,688         32,075           293

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1085)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.69          $9.34            N/A            N/A
    End of period                          $6.29           $11.90          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,669           2,473             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(707)

  Accumulation unit value:
    Beginning of period                    $12.58          $10.78          $10.50         $10.82          $10.62
    End of period                          $7.21           $12.58          $10.78         $10.50          $10.82
  Accumulation units outstanding
  at the end of period                      418            1,570           1,186             -             289

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1320)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.35           N/A             N/A            N/A
    End of period                          $6.11           $11.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      258            2,190            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1320)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $35.55          $26.81          $22.64         $16.89          $12.92
    End of period                          $21.65          $35.55          $26.81         $22.64          $16.89
  Accumulation units outstanding
  at the end of period                     2,947           4,762           6,351           4,711          4,181

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $12.65           N/A
    End of period                          $12.92           N/A
  Accumulation units outstanding
  at the end of period                      158             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $13.74          $13.35          $13.01          $9.67          $8.38
    End of period                          $6.79           $13.74          $13.35         $13.01          $9.67
  Accumulation units outstanding
  at the end of period                     10,181          41,179          51,109         53,616          56,760

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(127)

  Accumulation unit value:
    Beginning of period                    $7.19           $9.59
    End of period                          $8.38           $7.19
  Accumulation units outstanding
  at the end of period                     28,847          9,344






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1093)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.16          $9.54            N/A            N/A
    End of period                          $7.07           $10.72          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1093)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(127)

  Accumulation unit value:
    Beginning of period                    $15.71          $14.92          $13.87         $12.64          $11.14
    End of period                          $9.61           $15.71          $14.92         $13.87          $12.64
  Accumulation units outstanding
  at the end of period                     7,563           13,756          32,885         36,073          44,058

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(127)

  Accumulation unit value:
    Beginning of period                    $8.44           $10.21
    End of period                          $11.14          $8.44
  Accumulation units outstanding
  at the end of period                     29,498          9,094






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.92          $10.57         $10.33          $9.57
    End of period                          $7.49           $12.26          $11.92         $10.57          $10.33
  Accumulation units outstanding
  at the end of period                     12,979          31,721          62,641         66,480          80,623

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $7.64           $9.67
    End of period                          $9.57           $7.64
  Accumulation units outstanding
  at the end of period                     44,889          29,098

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(127)

  Accumulation unit value:
    Beginning of period                    $17.98          $20.49          $19.09         $17.88          $16.20
    End of period                          $10.57          $17.98          $20.49         $19.09          $17.88
  Accumulation units outstanding
  at the end of period                     8,575           20,926          25,683         24,365          26,489

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(127)

  Accumulation unit value:
    Beginning of period                    $11.16          $13.74
    End of period                          $16.20          $11.16
  Accumulation units outstanding
  at the end of period                     13,900          4,926

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(127)

  Accumulation unit value:
    Beginning of period                    $14.62          $15.24          $13.23         $12.95          $11.25
    End of period                          $9.33           $14.62          $15.24         $13.23          $12.95
  Accumulation units outstanding
  at the end of period                     6,518           14,100          30,258         34,286          41,980

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(127)

  Accumulation unit value:
    Beginning of period                    $7.87           $9.81
    End of period                          $11.25          $7.87
  Accumulation units outstanding
  at the end of period                     33,240          11,139






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(531)

  Accumulation unit value:
    Beginning of period                    $6.72           $5.98           $5.58           $5.56          $5.47
    End of period                          $3.73           $6.72           $5.98           $5.58          $5.56
  Accumulation units outstanding
  at the end of period                     6,344           14,587          13,797          8,142          8,794

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(707)

  Accumulation unit value:
    Beginning of period                    $17.59          $15.02          $15.53         $11.42          $10.81
    End of period                          $9.06           $17.59          $15.02         $15.53          $11.42
  Accumulation units outstanding
  at the end of period                      643            3,284           8,031           9,196           284

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                    $14.21          $13.09          $11.91         $11.06          $10.10
    End of period                          $7.97           $14.21          $13.09         $11.91          $11.06
  Accumulation units outstanding
  at the end of period                     22,914          33,098          50,529         34,463          2,822

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $14.78          $14.18          $12.37         $11.09          $9.60
    End of period                          $8.57           $14.78          $14.18         $12.37          $11.09
  Accumulation units outstanding
  at the end of period                      610            13,591          8,315           7,680          14,863

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $6.96           $9.05
    End of period                          $9.60           $6.96
  Accumulation units outstanding
  at the end of period                     6,707           2,873






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.88          $10.20           N/A             N/A            N/A
    End of period                          $10.27          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,876           4,401            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.48          $13.64          $13.45         $13.41          $13.10
    End of period                          $14.25          $14.48          $13.64         $13.45          $13.41
  Accumulation units outstanding
  at the end of period                     20,027          43,220          55,527         47,745          42,440

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.75          $12.10
    End of period                          $13.10          $12.75
  Accumulation units outstanding
  at the end of period                     46,156          14,902






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(369)

  Accumulation unit value:
    Beginning of period                    $20.61          $22.67          $20.33         $19.07          $17.21
    End of period                          $12.02          $20.61          $22.67         $20.33          $19.07
  Accumulation units outstanding
  at the end of period                     2,996           3,456           3,805           4,154          4,539

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(369)

  Accumulation unit value:
    Beginning of period                    $15.57           N/A
    End of period                          $17.21           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.15          $13.57          $12.52         $12.56          $12.23
    End of period                          $8.93           $13.15          $13.57         $12.52          $12.56
  Accumulation units outstanding
  at the end of period                     14,449          24,881          32,488         42,006          47,648

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $19.73          $21.33          $19.25         $18.72          $17.40
    End of period                          $10.21          $19.73          $21.33         $19.25          $18.72
  Accumulation units outstanding
  at the end of period                       -             6,164           7,741           7,013          7,878

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(111)

  Accumulation unit value:
    Beginning of period                    $14.25          $17.50
    End of period                          $17.40          $14.25
  Accumulation units outstanding
  at the end of period                     8,357           2,316

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.22           N/A             N/A            N/A
    End of period                          $6.86           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,560           1,211            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.58            N/A             N/A             N/A            N/A
    End of period                          $7.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,879            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.28           N/A             N/A            N/A
    End of period                          $6.23           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,873           1,445            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(131)

  Accumulation unit value:
    Beginning of period                    $15.70          $14.67          $12.95         $12.18          $11.03
    End of period                          $9.37           $15.70          $14.67         $12.95          $12.18
  Accumulation units outstanding
  at the end of period                     16,109          72,183          99,756         103,790         91,906

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(131)

  Accumulation unit value:
    Beginning of period                    $8.88           $10.30
    End of period                          $11.03          $8.88
  Accumulation units outstanding
  at the end of period                     28,011           612






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(717)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.07          $10.47         $10.30          $10.19
    End of period                          $9.75           $11.54          $11.07         $10.47          $10.30
  Accumulation units outstanding
  at the end of period                      911            6,492           3,875           4,908          4,908

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.62          $13.06         $12.40          $11.36
    End of period                          $9.87           $15.57          $14.62         $13.06          $12.40
  Accumulation units outstanding
  at the end of period                     13,754          69,366         138,957         170,143        166,718

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $9.52           $10.77
    End of period                          $11.36          $9.52
  Accumulation units outstanding
  at the end of period                    134,270          58,437






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(768)

  Accumulation unit value:
    Beginning of period                    $12.34          $11.69          $10.80         $10.47           N/A
    End of period                          $9.53           $12.34          $11.69         $10.80           N/A
  Accumulation units outstanding
  at the end of period                       -             1,922           1,924           1,895           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.79          $13.89          $12.63         $12.11          $11.28
    End of period                          $10.51          $14.79          $13.89         $12.63          $12.11
  Accumulation units outstanding
  at the end of period                     32,740         153,288         192,825         213,601        231,495

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.77           $10.81
    End of period                          $11.28          $9.77
  Accumulation units outstanding
  at the end of period                    202,611          59,538






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1103)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.79          $9.94            N/A            N/A
    End of period                          $7.91           $11.55          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             13,522           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1103)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1085)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.54          $9.90            N/A            N/A
    End of period                          $8.86           $11.04          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,618             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.51           N/A             N/A            N/A
    End of period                          $6.34           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,562           1,413            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $26.35          $25.01          $22.45         $21.74          $20.01
    End of period                          $20.48          $26.35          $25.01         $22.45          $21.74
  Accumulation units outstanding
  at the end of period                     13,088          27,998          36,282         44,695          43,420

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $16.79          $18.30
    End of period                          $20.01          $16.79
  Accumulation units outstanding
  at the end of period                     17,990          4,960






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.92          $11.63         $11.55          $11.69
    End of period                          $12.26          $12.24          $11.92         $11.63          $11.55
  Accumulation units outstanding
  at the end of period                     12,719          14,705          25,330         16,111          34,261

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.94
    End of period                          $11.69          $11.88
  Accumulation units outstanding
  at the end of period                     9,443           20,594

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(327)

  Accumulation unit value:
    Beginning of period                    $21.56          $20.39          $17.20         $16.23          $14.42
    End of period                          $14.08          $21.56          $20.39         $17.20          $16.23
  Accumulation units outstanding
  at the end of period                     7,163           17,686          19,990         20,127          18,493

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(327)

  Accumulation unit value:
    Beginning of period                    $11.55           N/A
    End of period                          $14.42           N/A
  Accumulation units outstanding
  at the end of period                     2,940            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $30.46          $28.23          $25.33         $24.35          $22.61
    End of period                          $17.07          $30.46          $28.23         $25.33          $24.35
  Accumulation units outstanding
  at the end of period                     5,152           12,677          13,926         13,860          15,039

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $17.67          $21.83
    End of period                          $22.61          $17.67
  Accumulation units outstanding
  at the end of period                     9,499           3,934

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $42.52          $37.01          $35.35         $31.61          $27.32
    End of period                          $24.74          $42.52          $37.01         $35.35          $31.61
  Accumulation units outstanding
  at the end of period                     3,966           8,178           12,656         11,649          13,775

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(111)

  Accumulation unit value:
    Beginning of period                    $20.11          $25.73
    End of period                          $27.32          $20.11
  Accumulation units outstanding
  at the end of period                     21,539           451






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(111)

  Accumulation unit value:
    Beginning of period                    $15.56          $15.74          $13.38         $12.86          $11.38
    End of period                          $9.08           $15.56          $15.74         $13.38          $12.86
  Accumulation units outstanding
  at the end of period                     21,015          36,160          37,653         42,721          54,012

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(111)

  Accumulation unit value:
    Beginning of period                    $8.94           $11.23
    End of period                          $11.38          $8.94
  Accumulation units outstanding
  at the end of period                     25,208          10,813

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.00%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $12.86          $15.44          $11.55         $10.22           N/A
    End of period                          $8.10           $12.86          $15.44         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     43,916          40,354          29,562          6,145           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(280)

  Accumulation unit value:
    Beginning of period                    $17.85          $16.59          $13.81         $12.72          $11.16
    End of period                          $10.33          $17.85          $16.59         $13.81          $12.72
  Accumulation units outstanding
  at the end of period                     21,207          15,249          16,293          5,548          2,892

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(280)

  Accumulation unit value:
    Beginning of period                    $8.14            N/A
    End of period                          $11.16           N/A
  Accumulation units outstanding
  at the end of period                     2,221            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.20          $11.53         $10.97          $10.18
    End of period                          $8.45           $13.84          $12.20         $11.53          $10.97
  Accumulation units outstanding
  at the end of period                     15,965          12,503          10,476         22,755          25,253

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $8.15            N/A
    End of period                          $10.18           N/A
  Accumulation units outstanding
  at the end of period                     19,091           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(67)

  Accumulation unit value:
    Beginning of period                    $15.24          $13.96          $12.44         $11.70          $11.17
    End of period                          $9.00           $15.24          $13.96         $12.44          $11.70
  Accumulation units outstanding
  at the end of period                     9,490           7,023           5,688          12,103          14,486

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(67)

  Accumulation unit value:
    Beginning of period                    $8.24           $10.91
    End of period                          $11.17          $8.24
  Accumulation units outstanding
  at the end of period                     12,648          1,959






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(67)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.62          $10.70          $9.91          $9.24
    End of period                          $8.64           $12.29          $11.62         $10.70          $9.91
  Accumulation units outstanding
  at the end of period                     45,644          47,230          50,223         54,816          15,135

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(67)

  Accumulation unit value:
    Beginning of period                    $8.29           $9.14
    End of period                          $9.24           $8.29
  Accumulation units outstanding
  at the end of period                     9,825           1,420

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(678)

  Accumulation unit value:
    Beginning of period                    $28.74          $24.31          $21.88         $21.90          $19.85
    End of period                          $16.20          $28.74          $24.31         $21.88          $21.90
  Accumulation units outstanding
  at the end of period                     8,146           6,835           8,388           4,526            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.49            N/A             N/A             N/A            N/A
    End of period                          $4.45            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,262            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(62)

  Accumulation unit value:
    Beginning of period                    $27.89          $25.93          $25.29         $24.65          $22.52
    End of period                          $16.16          $27.89          $25.93         $25.29          $24.65
  Accumulation units outstanding
  at the end of period                     6,646           11,187          10,669          8,546          4,539

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(62)

  Accumulation unit value:
    Beginning of period                    $16.96          $22.13
    End of period                          $22.52          $16.96
  Accumulation units outstanding
  at the end of period                     3,933            527






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.64          $11.33           N/A             N/A            N/A
    End of period                          $6.52           $13.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,995          36,540           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.64          $9.85            N/A             N/A            N/A
    End of period                          $6.50           $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,441          8,964            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $17.99          $18.25          $16.57         $16.35          $15.69
    End of period                          $10.75          $17.99          $18.25         $16.57          $16.35
  Accumulation units outstanding
  at the end of period                     6,458           4,384           4,510           4,906          5,780

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(57)

  Accumulation unit value:
    Beginning of period                    $12.85          $15.68
    End of period                          $15.69          $12.85
  Accumulation units outstanding
  at the end of period                     3,150           2,066

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(84)

  Accumulation unit value:
    Beginning of period                    $24.20          $22.03          $18.71         $18.62          $15.99
    End of period                          $14.64          $24.20          $22.03         $18.71          $18.62
  Accumulation units outstanding
  at the end of period                     7,106           8,165           6,807           6,171          5,380

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(84)

  Accumulation unit value:
    Beginning of period                    $11.66          $16.58
    End of period                          $15.99          $11.66
  Accumulation units outstanding
  at the end of period                     4,026            754






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.00           N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    160,017         113,643           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.93            N/A             N/A            N/A
    End of period                          $5.75           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,802           5,151            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1129)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.83          $10.18           N/A            N/A
    End of period                          $7.45           $10.81          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,643          53,876          1,243            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1129)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.83           $9.80            N/A             N/A            N/A
    End of period                          $5.98           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,033           8,536            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $11.55          $12.56          $10.88         $10.53           N/A
    End of period                          $7.57           $11.55          $12.56         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     8,254           9,777           10,699          4,278           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $19.03          $18.15          $17.69         $17.58          $16.78
    End of period                          $17.69          $19.03          $18.15         $17.69          $17.58
  Accumulation units outstanding
  at the end of period                     22,966          31,104          18,603         16,706          8,445

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $15.08          $14.37
    End of period                          $16.78          $15.08
  Accumulation units outstanding
  at the end of period                     6,540             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.75          $11.24         $10.15           N/A
    End of period                          $8.05           $12.85          $12.75         $11.24           N/A
  Accumulation units outstanding
  at the end of period                     9,635           8,432           12,155          2,131           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.45          $10.17          $10.00           N/A            N/A
    End of period                          $9.63           $10.45          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,567          7,974           3,310            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(289)

  Accumulation unit value:
    Beginning of period                    $16.58          $15.10          $11.68         $10.05          $8.36
    End of period                          $9.02           $16.58          $15.10         $11.68          $10.05
  Accumulation units outstanding
  at the end of period                     40,053          58,391          34,759         23,277          8,625

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(289)

  Accumulation unit value:
    Beginning of period                    $5.58            N/A
    End of period                          $8.36            N/A
  Accumulation units outstanding
  at the end of period                      434             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(90)

  Accumulation unit value:
    Beginning of period                    $23.98          $22.67          $20.63         $19.83          $17.14
    End of period                          $13.06          $23.98          $22.67         $20.63          $19.83
  Accumulation units outstanding
  at the end of period                     5,192           5,881           2,345           2,678          1,780

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(90)

  Accumulation unit value:
    Beginning of period                    $12.89          $16.56
    End of period                          $17.14          $12.89
  Accumulation units outstanding
  at the end of period                      272              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.94          $14.76         $14.71          $14.45
    End of period                          $16.26          $15.57          $14.94         $14.76          $14.71
  Accumulation units outstanding
  at the end of period                     41,202          26,001          15,734         10,732          7,754

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $14.57          $13.54
    End of period                          $14.45          $14.57
  Accumulation units outstanding
  at the end of period                     3,421           14,970






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1082)

  Accumulation unit value:
    Beginning of period                    $14.01          $10.85          $8.84            N/A            N/A
    End of period                          $6.86           $14.01          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,321          21,137          2,422            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(78)

  Accumulation unit value:
    Beginning of period                    $18.92          $19.82          $17.65         $16.55          $13.54
    End of period                          $11.32          $18.92          $19.82         $17.65          $16.55
  Accumulation units outstanding
  at the end of period                     26,845          26,204          24,387         37,263          25,856

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(78)

  Accumulation unit value:
    Beginning of period                    $10.72          $13.28
    End of period                          $13.54          $10.72
  Accumulation units outstanding
  at the end of period                     25,599          1,761






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(78)

  Accumulation unit value:
    Beginning of period                    $15.07          $16.50          $14.41         $14.05          $12.42
    End of period                          $9.07           $15.07          $16.50         $14.41          $14.05
  Accumulation units outstanding
  at the end of period                     17,104          18,802          19,791         17,902          21,328

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(78)

  Accumulation unit value:
    Beginning of period                    $9.13           $11.91
    End of period                          $12.42          $9.13
  Accumulation units outstanding
  at the end of period                     18,628          4,346

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                    $9.79           $10.37           N/A             N/A            N/A
    End of period                          $6.12           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,653          8,982            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                    $11.59          $12.17          $11.06         $11.62          $9.73
    End of period                          $7.36           $11.59          $12.17         $11.06          $11.62
  Accumulation units outstanding
  at the end of period                     99,560         134,703         148,024         162,096        127,909

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                    $7.02            N/A
    End of period                          $9.73            N/A
  Accumulation units outstanding
  at the end of period                     24,946           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(74)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.07          $10.90         $10.92          $10.75
    End of period                          $11.74          $11.55          $11.07         $10.90          $10.92
  Accumulation units outstanding
  at the end of period                     77,604          91,490          74,675         104,947         39,024

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(74)

  Accumulation unit value:
    Beginning of period                    $10.65          $9.82
    End of period                          $10.75          $10.65
  Accumulation units outstanding
  at the end of period                     1,008             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(673)

  Accumulation unit value:
    Beginning of period                    $5.96           $5.83           $4.37           $4.42          $4.09
    End of period                          $3.53           $5.96           $5.83           $4.37          $4.42
  Accumulation units outstanding
  at the end of period                     7,204           15,533          21,430          1,350          1,385

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(673)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(552)

  Accumulation unit value:
    Beginning of period                    $10.15          $11.24          $10.11         $10.56          $10.14
    End of period                          $6.83           $10.15          $11.24         $10.11          $10.56
  Accumulation units outstanding
  at the end of period                     9,852           7,682           8,578           7,384          6,584

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(288)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.94          $8.62           $9.32          $9.24
    End of period                          $5.73           $10.83          $10.94          $8.62          $9.32
  Accumulation units outstanding
  at the end of period                     98,388         153,316         211,857         207,428        136,843

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(288)

  Accumulation unit value:
    Beginning of period                    $6.49            N/A
    End of period                          $9.24            N/A
  Accumulation units outstanding
  at the end of period                     27,347           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.38          $11.76          $10.00           N/A            N/A
    End of period                          $5.15           $10.38          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     91,060          70,813          35,174           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(74)

  Accumulation unit value:
    Beginning of period                    $9.58           $9.42           $8.22           $8.05          $7.38
    End of period                          $5.84           $9.58           $9.42           $8.22          $8.05
  Accumulation units outstanding
  at the end of period                     18,465          18,201          19,635         15,628          24,839

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(74)

  Accumulation unit value:
    Beginning of period                    $5.83           $7.87
    End of period                          $7.38           $5.83
  Accumulation units outstanding
  at the end of period                     4,436             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $11.53          $14.24          $12.24         $11.76          $10.58
    End of period                          $5.58           $11.53          $14.24         $12.24          $11.76
  Accumulation units outstanding
  at the end of period                     18,513          13,003          17,783          5,316          2,174

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $10.26           N/A
    End of period                          $10.58           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(316)

  Accumulation unit value:
    Beginning of period                    $18.47          $16.96          $12.35         $11.43          $9.10
    End of period                          $9.32           $18.47          $16.96         $12.35          $11.43
  Accumulation units outstanding
  at the end of period                    102,789         154,524         171,685         168,028        110,973

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(316)

  Accumulation unit value:
    Beginning of period                    $6.39            N/A
    End of period                          $9.10            N/A
  Accumulation units outstanding
  at the end of period                     20,595           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.49          $11.03         $10.46          $10.31
    End of period                          $9.12           $12.11          $11.49         $11.03          $10.46
  Accumulation units outstanding
  at the end of period                     14,238          19,575          16,553         13,340          6,015

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $10.02           N/A
    End of period                          $10.31           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(288)

  Accumulation unit value:
    Beginning of period                    $19.76          $18.27          $14.84         $13.36          $11.41
    End of period                          $11.06          $19.76          $18.27         $14.84          $13.36
  Accumulation units outstanding
  at the end of period                     79,365          80,631          88,952         122,943         55,634

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(288)

  Accumulation unit value:
    Beginning of period                    $7.70            N/A
    End of period                          $11.41           N/A
  Accumulation units outstanding
  at the end of period                     3,089            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                    $13.68          $13.76          $11.82         $10.89          $9.84
    End of period                          $7.71           $13.68          $13.76         $11.82          $10.89
  Accumulation units outstanding
  at the end of period                    830,918        1,009,103       1,034,457        625,298         38,061

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.69          $9.82            N/A            N/A
    End of period                          $6.29           $11.90          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,888          54,629          9,795            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                    $12.57          $10.77          $10.49         $10.82          $10.03
    End of period                          $7.21           $12.57          $10.77         $10.49          $10.82
  Accumulation units outstanding
  at the end of period                     4,114           11,332          8,977           9,900            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1310)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.20           N/A             N/A            N/A
    End of period                          $6.11           $11.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,433           6,179            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1310)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $35.54          $26.80          $22.63         $16.88          $12.92
    End of period                          $21.64          $35.54          $26.80         $22.63          $16.88
  Accumulation units outstanding
  at the end of period                     32,765          36,194          41,559         36,878          6,995

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $12.92           N/A
    End of period                          $12.92           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(316)

  Accumulation unit value:
    Beginning of period                    $13.74          $13.35          $13.01          $9.67          $8.38
    End of period                          $6.78           $13.74          $13.35         $13.01          $9.67
  Accumulation units outstanding
  at the end of period                    116,027         148,329         175,809         205,358        140,019

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(316)

  Accumulation unit value:
    Beginning of period                    $7.08            N/A
    End of period                          $8.38            N/A
  Accumulation units outstanding
  at the end of period                     24,260           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.16          $9.67            N/A            N/A
    End of period                          $7.07           $10.72          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,811             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(84)

  Accumulation unit value:
    Beginning of period                    $15.71          $14.92          $13.87         $12.64          $11.13
    End of period                          $9.61           $15.71          $14.92         $13.87          $12.64
  Accumulation units outstanding
  at the end of period                     58,646          83,308          91,354         116,427         85,669

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(84)

  Accumulation unit value:
    Beginning of period                    $8.44           $10.76
    End of period                          $11.13          $8.44
  Accumulation units outstanding
  at the end of period                     7,479            602






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(61)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.92          $10.57         $10.33          $9.57
    End of period                          $7.49           $12.25          $11.92         $10.57          $10.33
  Accumulation units outstanding
  at the end of period                    117,299         140,742         161,948         191,368        126,342

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(61)

  Accumulation unit value:
    Beginning of period                    $7.64           $9.72
    End of period                          $9.57           $7.64
  Accumulation units outstanding
  at the end of period                     17,558           645

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                    $8.81           $10.24           N/A             N/A            N/A
    End of period                          $6.03           $8.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,289           5,302            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(316)

  Accumulation unit value:
    Beginning of period                    $17.98          $20.48          $19.09         $17.88          $16.20
    End of period                          $10.56          $17.98          $20.48         $19.09          $17.88
  Accumulation units outstanding
  at the end of period                     56,325          67,876          84,952         91,583          65,318

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(316)

  Accumulation unit value:
    Beginning of period                    $11.55           N/A
    End of period                          $16.20           N/A
  Accumulation units outstanding
  at the end of period                     18,043           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(289)

  Accumulation unit value:
    Beginning of period                    $14.62          $15.24          $13.23         $12.95          $11.25
    End of period                          $9.33           $14.62          $15.24         $13.23          $12.95
  Accumulation units outstanding
  at the end of period                     48,495          63,960          82,830         104,542         64,763

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(289)

  Accumulation unit value:
    Beginning of period                    $7.49            N/A
    End of period                          $11.25           N/A
  Accumulation units outstanding
  at the end of period                     6,863            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(602)

  Accumulation unit value:
    Beginning of period                    $6.71           $5.98           $5.58           $5.56          $5.33
    End of period                          $3.72           $6.71           $5.98           $5.58          $5.56
  Accumulation units outstanding
  at the end of period                     11,660          17,678          17,929          7,862          2,834

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(602)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                    $17.58          $15.01          $15.53         $11.41          $10.30
    End of period                          $9.06           $17.58          $15.01         $15.53          $11.41
  Accumulation units outstanding
  at the end of period                    120,357         162,453         149,486         108,013         13,867

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                    $14.21          $13.09          $11.91         $11.06          $9.88
    End of period                          $7.97           $14.21          $13.09         $11.91          $11.06
  Accumulation units outstanding
  at the end of period                    110,228         107,618         114,046         120,702         14,076

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $14.77          $14.18          $12.37         $11.09          $9.59
    End of period                          $8.56           $14.77          $14.18         $12.37          $11.09
  Accumulation units outstanding
  at the end of period                     27,474          42,189          36,577         28,329          18,509

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $6.96           $9.19
    End of period                          $9.59           $6.96
  Accumulation units outstanding
  at the end of period                     5,958             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1783)

  Accumulation unit value:
    Beginning of period                    $8.00            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,628            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1783)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.88          $10.19           N/A             N/A            N/A
    End of period                          $10.27          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,293          6,644            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.64          $13.45         $13.41          $13.09
    End of period                          $14.24          $14.47          $13.64         $13.45          $13.41
  Accumulation units outstanding
  at the end of period                    116,227         116,843          97,373         86,468          32,596

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(57)

  Accumulation unit value:
    Beginning of period                    $12.75          $12.15
    End of period                          $13.09          $12.75
  Accumulation units outstanding
  at the end of period                     14,492          11,669






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $20.59          $22.65          $20.32         $19.06          $17.20
    End of period                          $12.01          $20.59          $22.65         $20.32          $19.06
  Accumulation units outstanding
  at the end of period                     1,129           1,131            642            1,480           579

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $13.79          $17.76
    End of period                          $17.20          $13.79
  Accumulation units outstanding
  at the end of period                      363             365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.14          $13.56          $12.52         $12.56          $12.22
    End of period                          $8.92           $13.14          $13.56         $12.52          $12.56
  Accumulation units outstanding
  at the end of period                     35,605          37,487          34,137         30,142          19,899

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $5.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,940            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,976            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(90)

  Accumulation unit value:
    Beginning of period                    $19.72          $21.32          $19.24         $18.71          $17.39
    End of period                          $10.20          $19.72          $21.32         $19.24          $18.71
  Accumulation units outstanding
  at the end of period                     1,408           2,124           1,830           1,823          1,603

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(90)

  Accumulation unit value:
    Beginning of period                    $14.25          $17.76
    End of period                          $17.39          $14.25
  Accumulation units outstanding
  at the end of period                      687             300

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $6.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,003           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.78            N/A             N/A             N/A            N/A
    End of period                          $6.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,265           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.47           N/A             N/A             N/A            N/A
    End of period                          $7.55            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,920            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.47          $10.71           N/A             N/A            N/A
    End of period                          $6.69           $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,550           6,751            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.12            N/A             N/A             N/A            N/A
    End of period                          $7.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,901           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,182           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $15.69          $14.67          $12.95         $12.18          $11.03
    End of period                          $9.36           $15.69          $14.67         $12.95          $12.18
  Accumulation units outstanding
  at the end of period                     53,369          47,524          70,310         66,039          77,982

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $8.82            N/A
    End of period                          $11.03           N/A
  Accumulation units outstanding
  at the end of period                     5,609            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(702)

  Accumulation unit value:
    Beginning of period                    $11.53          $11.07          $10.47         $10.30          $10.11
    End of period                          $9.75           $11.53          $11.07         $10.47          $10.30
  Accumulation units outstanding
  at the end of period                    117,064         124,156          94,696         72,421          26,560

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(76)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.61          $13.06         $12.40          $11.35
    End of period                          $9.86           $15.57          $14.61         $13.06          $12.40
  Accumulation units outstanding
  at the end of period                    156,139         171,045         161,373         183,753        180,140

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(76)

  Accumulation unit value:
    Beginning of period                    $9.52           $11.28
    End of period                          $11.35          $9.52
  Accumulation units outstanding
  at the end of period                     83,666          9,632






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.68          $10.80         $10.49          $10.18
    End of period                          $9.52           $12.33          $11.68         $10.80          $10.49
  Accumulation units outstanding
  at the end of period                    147,948         144,391         131,474         118,168         32,981

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $14.79          $13.89          $12.63         $12.11          $11.27
    End of period                          $10.51          $14.79          $13.89         $12.63          $12.11
  Accumulation units outstanding
  at the end of period                    313,772         307,367         327,219         384,237        210,059

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $9.77           $10.56
    End of period                          $11.27          $9.77
  Accumulation units outstanding
  at the end of period                     97,614          13,461






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1110)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.79          $9.84            N/A            N/A
    End of period                          $7.91           $11.55          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1110)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.54          $9.97            N/A            N/A
    End of period                          $8.86           $11.04          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,342           6,342             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.86            N/A             N/A             N/A            N/A
    End of period                          $6.34            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,511           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                    $26.33          $24.99          $22.43         $21.73          $20.00
    End of period                          $20.46          $26.33          $24.99         $22.43          $21.73
  Accumulation units outstanding
  at the end of period                     26,873          35,690          28,757         31,561          26,865

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                    $16.78          $17.67
    End of period                          $20.00          $16.78
  Accumulation units outstanding
  at the end of period                     4,312           2,622






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(57)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.90          $11.62         $11.54          $11.68
    End of period                          $12.24          $12.22          $11.90         $11.62          $11.54
  Accumulation units outstanding
  at the end of period                    132,361          50,802          25,036         18,594          12,977

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(57)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.96
    End of period                          $11.68          $11.86
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                    $21.55          $20.39          $17.20         $16.22          $14.42
    End of period                          $14.08          $21.55          $20.39         $17.20          $16.22
  Accumulation units outstanding
  at the end of period                     32,194          28,417          21,963          9,455          7,899

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                    $11.23           N/A
    End of period                          $14.42           N/A
  Accumulation units outstanding
  at the end of period                     3,388            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $30.45          $28.21          $25.31         $24.34          $22.60
    End of period                          $17.06          $30.45          $28.21         $25.31          $24.34
  Accumulation units outstanding
  at the end of period                     18,184          17,279          12,306         14,552          3,916

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(57)

  Accumulation unit value:
    Beginning of period                    $17.66          $21.70
    End of period                          $22.60          $17.66
  Accumulation units outstanding
  at the end of period                     3,552           1,507

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(67)

  Accumulation unit value:
    Beginning of period                    $42.50          $36.99          $35.34         $31.60          $27.31
    End of period                          $24.73          $42.50          $36.99         $35.34          $31.60
  Accumulation units outstanding
  at the end of period                     16,006          22,944          24,824         23,306          16,263

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(67)

  Accumulation unit value:
    Beginning of period                    $20.10          $25.66
    End of period                          $27.31          $20.10
  Accumulation units outstanding
  at the end of period                     10,301          2,421






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                    $15.55          $15.74          $13.37         $12.85          $11.38
    End of period                          $9.08           $15.55          $15.74         $13.37          $12.85
  Accumulation units outstanding
  at the end of period                     46,063          45,363          46,421         36,525          27,675

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                    $8.94           $10.49
    End of period                          $11.38          $8.94
  Accumulation units outstanding
  at the end of period                     15,625          2,036

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.005%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1060)

  Accumulation unit value:
    Beginning of period                    $12.86          $15.43          $12.64           N/A            N/A
    End of period                          $8.10           $12.86          $15.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(772)

  Accumulation unit value:
    Beginning of period                    $17.84          $16.58          $13.80         $12.76           N/A
    End of period                          $10.33          $17.84          $16.58         $13.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(772)

  Accumulation unit value:
    Beginning of period                    $15.23          $13.96          $12.44         $11.32           N/A
    End of period                          $9.00           $15.23          $13.96         $12.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.64          $12.23           N/A             N/A            N/A
    End of period                          $6.52           $13.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,371            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                    $11.55          $12.56          $10.88         $10.62           N/A
    End of period                          $7.57           $11.55          $12.56         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(772)

  Accumulation unit value:
    Beginning of period                    $19.02          $18.14          $17.68         $17.61           N/A
    End of period                          $17.68          $19.02          $18.14         $17.68           N/A
  Accumulation units outstanding
  at the end of period                      146             186             185             177            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                    $12.84          $12.75          $11.24         $10.88           N/A
    End of period                          $8.05           $12.84          $12.75         $11.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(772)

  Accumulation unit value:
    Beginning of period                    $15.56          $14.93          $14.75         $14.75           N/A
    End of period                          $16.25          $15.56          $14.93         $14.75           N/A
  Accumulation units outstanding
  at the end of period                      158             227             224             212            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(772)

  Accumulation unit value:
    Beginning of period                    $18.91          $19.81          $17.64         $16.19           N/A
    End of period                          $11.31          $18.91          $19.81         $17.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(772)

  Accumulation unit value:
    Beginning of period                    $15.06          $16.49          $14.40         $13.58           N/A
    End of period                          $9.07           $15.06          $16.49         $14.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(844)

  Accumulation unit value:
    Beginning of period                    $11.58          $12.16          $11.05         $11.00           N/A
    End of period                          $7.35           $11.58          $12.16         $11.05           N/A
  Accumulation units outstanding
  at the end of period                      169             146             138             137            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(844)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.07          $10.90         $11.04           N/A
    End of period                          $11.73          $11.54          $11.07         $10.90           N/A
  Accumulation units outstanding
  at the end of period                      110             153             152             143            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.14          $11.23          $10.35           N/A            N/A
    End of period                          $6.83           $10.14          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(844)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.94          $8.61           $8.91           N/A
    End of period                          $5.73           $10.83          $10.94          $8.61           N/A
  Accumulation units outstanding
  at the end of period                      205             156             161             180            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1215)

  Accumulation unit value:
    Beginning of period                    $10.38          $11.76          $11.78           N/A            N/A
    End of period                          $5.15           $10.38          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1215)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(844)

  Accumulation unit value:
    Beginning of period                    $18.46          $16.95          $12.34         $11.22           N/A
    End of period                          $9.31           $18.46          $16.95         $12.34           N/A
  Accumulation units outstanding
  at the end of period                      131              91             103             127            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(721)

  Accumulation unit value:
    Beginning of period                    $19.76          $18.26          $14.84         $13.36          $12.83
    End of period                          $11.05          $19.76          $18.26         $14.84          $13.36
  Accumulation units outstanding
  at the end of period                      122              86              95             107           3,126

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(979)

  Accumulation unit value:
    Beginning of period                    $13.68          $13.76          $11.82         $11.99           N/A
    End of period                          $7.70           $13.68          $13.76         $11.82           N/A
  Accumulation units outstanding
  at the end of period                     16,449          18,220          18,750          2,099           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(979)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(826)

  Accumulation unit value:
    Beginning of period                    $35.50          $26.78          $22.62         $18.78           N/A
    End of period                          $21.62          $35.50          $26.78         $22.62           N/A
  Accumulation units outstanding
  at the end of period                       24              21              25             27             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(826)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(844)

  Accumulation unit value:
    Beginning of period                    $13.73          $13.34          $13.00         $10.72           N/A
    End of period                          $6.78           $13.73          $13.34         $13.00           N/A
  Accumulation units outstanding
  at the end of period                      185             125             124             118            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(721)

  Accumulation unit value:
    Beginning of period                    $15.70          $14.91          $13.87         $12.63          $12.16
    End of period                          $9.61           $15.70          $14.91         $13.87          $12.63
  Accumulation units outstanding
  at the end of period                      136             109            1,627           1,669          1,647

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(721)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.92          $10.57         $10.33          $10.09
    End of period                          $7.49           $12.25          $11.92         $10.57          $10.33
  Accumulation units outstanding
  at the end of period                      167             140             142             145           1,986

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(844)

  Accumulation unit value:
    Beginning of period                    $17.96          $20.47          $19.07         $17.26           N/A
    End of period                          $10.55          $17.96          $20.47         $19.07           N/A
  Accumulation units outstanding
  at the end of period                      122              90              80             80             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(721)

  Accumulation unit value:
    Beginning of period                    $14.61          $15.23          $13.23         $12.95          $12.55
    End of period                          $9.32           $14.61          $15.23         $13.23          $12.95
  Accumulation units outstanding
  at the end of period                      140             118            1,651           1,732          3,193

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(844)

  Accumulation unit value:
    Beginning of period                    $17.58          $15.01          $15.53         $12.45           N/A
    End of period                          $9.06           $17.58          $15.01         $15.53           N/A
  Accumulation units outstanding
  at the end of period                       84              60              63            1,503           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(772)

  Accumulation unit value:
    Beginning of period                    $14.46          $13.63          $13.44         $13.40           N/A
    End of period                          $14.23          $14.46          $13.63         $13.44           N/A
  Accumulation units outstanding
  at the end of period                      184             245             245             232            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(844)

  Accumulation unit value:
    Beginning of period                    $13.13          $13.55          $12.50         $12.35           N/A
    End of period                          $8.91           $13.13          $13.55         $12.50           N/A
  Accumulation units outstanding
  at the end of period                      308             269             251             249            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(951)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.68          $10.79         $10.61           N/A
    End of period                          $9.52           $12.33          $11.68         $10.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(951)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(1124)

  Accumulation unit value:
    Beginning of period                    $14.78          $13.88          $12.78           N/A            N/A
    End of period                          $10.50          $14.78          $13.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(1124)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1129)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.90          $11.77           N/A            N/A
    End of period                          $12.24          $12.22          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1129)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.01%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(856)

  Accumulation unit value:
    Beginning of period                    $12.85          $15.43          $11.55         $10.71           N/A
    End of period                          $8.10           $12.85          $15.43         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     22,445          30,194          49,866          3,283           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(856)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $17.83          $16.57          $13.79         $12.71          $11.15
    End of period                          $10.32          $17.83          $16.57         $13.79          $12.71
  Accumulation units outstanding
  at the end of period                     9,015           12,711          8,238           8,024          6,786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $8.85           $11.55
    End of period                          $11.15          $8.85
  Accumulation units outstanding
  at the end of period                     2,075           1,378






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $13.83          $12.19          $11.53         $10.97          $10.18
    End of period                          $8.45           $13.83          $12.19         $11.53          $10.97
  Accumulation units outstanding
  at the end of period                     58,208          37,689          37,483         56,946          59,103

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $7.99           $10.18
    End of period                          $10.18          $7.99
  Accumulation units outstanding
  at the end of period                     29,135          2,647

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(123)

  Accumulation unit value:
    Beginning of period                    $15.23          $13.95          $12.43         $11.70          $11.17
    End of period                          $9.00           $15.23          $13.95         $12.43          $11.70
  Accumulation units outstanding
  at the end of period                     13,208          15,924          15,533         22,386          23,753

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(123)

  Accumulation unit value:
    Beginning of period                    $8.23           $10.53
    End of period                          $11.17          $8.23
  Accumulation units outstanding
  at the end of period                     15,365           717






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $12.28          $11.61          $10.69          $9.91          $9.24
    End of period                          $8.63           $12.28          $11.61         $10.69          $9.91
  Accumulation units outstanding
  at the end of period                     24,279          29,827          31,306         20,270          16,477

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $8.29           $9.06
    End of period                          $9.24           $8.29
  Accumulation units outstanding
  at the end of period                     9,554           2,056

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $28.70          $29.22           N/A             N/A            N/A
    End of period                          $16.18          $28.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,130            578             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $6.44            N/A             N/A             N/A            N/A
    End of period                          $4.45            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,424            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $27.85          $25.90          $25.26         $24.62          $22.50
    End of period                          $16.14          $27.85          $25.90         $25.26          $24.62
  Accumulation units outstanding
  at the end of period                     6,489           4,998           6,496          18,471          15,049

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $16.95          $21.49
    End of period                          $22.50          $16.95
  Accumulation units outstanding
  at the end of period                     27,031          1,430






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.64          $11.40           N/A             N/A            N/A
    End of period                          $6.52           $13.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,297          19,145           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.64          $10.83           N/A             N/A            N/A
    End of period                          $6.50           $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      427            1,163            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(434)

  Accumulation unit value:
    Beginning of period                    $17.97          $18.23          $16.56         $16.34          $15.68
    End of period                          $10.74          $17.97          $18.23         $16.56          $16.34
  Accumulation units outstanding
  at the end of period                     7,463           9,378           9,179           9,123          9,158

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(434)

  Accumulation unit value:
    Beginning of period                    $14.83           N/A
    End of period                          $15.68           N/A
  Accumulation units outstanding
  at the end of period                     3,912            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(114)

  Accumulation unit value:
    Beginning of period                    $24.18          $22.01          $18.70         $18.61          $15.98
    End of period                          $14.62          $24.18          $22.01         $18.70          $18.61
  Accumulation units outstanding
  at the end of period                     14,446          16,624          21,099         24,771          25,662

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(114)

  Accumulation unit value:
    Beginning of period                    $11.65          $15.72
    End of period                          $15.98          $11.65
  Accumulation units outstanding
  at the end of period                     37,790          7,857






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.50           N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,064          23,687           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.80            N/A             N/A            N/A
    End of period                          $5.74           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      292             293             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1112)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.83          $9.96            N/A            N/A
    End of period                          $7.45           $10.81          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,541          50,576            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.34           N/A             N/A            N/A
    End of period                          $5.98           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,270          29,396           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                    $11.54          $12.55          $10.88         $10.98           N/A
    End of period                          $7.56           $11.54          $12.55         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     7,966            964             433              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $19.01          $18.13          $17.67         $17.57          $16.76
    End of period                          $17.67          $19.01          $18.13         $17.67          $17.57
  Accumulation units outstanding
  at the end of period                     19,218          29,175          32,024         31,642          29,319

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $15.07          $14.49
    End of period                          $16.76          $15.07
  Accumulation units outstanding
  at the end of period                     9,501           1,079






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1903)

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       27             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                    $12.84          $12.75          $11.24         $11.13           N/A
    End of period                          $8.04           $12.84          $12.75         $11.24           N/A
  Accumulation units outstanding
  at the end of period                     8,449           8,782           1,551             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1162)

  Accumulation unit value:
    Beginning of period                    $10.45          $10.17          $10.12           N/A            N/A
    End of period                          $9.63           $10.45          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,407           5,634           2,603            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1162)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(459)

  Accumulation unit value:
    Beginning of period                    $16.56          $15.09          $11.67         $10.04          $8.36
    End of period                          $9.01           $16.56          $15.09         $11.67          $10.04
  Accumulation units outstanding
  at the end of period                     77,137          83,986          69,861         31,173          28,526

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(459)

  Accumulation unit value:
    Beginning of period                    $7.52            N/A
    End of period                          $8.36            N/A
  Accumulation units outstanding
  at the end of period                     15,930           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $23.95          $22.64          $20.61         $19.81          $17.13
    End of period                          $13.04          $23.95          $22.64         $20.61          $19.81
  Accumulation units outstanding
  at the end of period                     23,439          25,623          5,704           5,415          5,417

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $12.88          $16.05
    End of period                          $17.13          $12.88
  Accumulation units outstanding
  at the end of period                     18,699          1,553

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $15.55          $14.92          $14.74         $14.69          $14.44
    End of period                          $16.24          $15.55          $14.92         $14.74          $14.69
  Accumulation units outstanding
  at the end of period                     10,735          14,057          13,789         13,403          13,745

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.56          $13.45
    End of period                          $14.44          $14.56
  Accumulation units outstanding
  at the end of period                     6,013           24,296






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                    $14.01          $10.84          $9.98            N/A            N/A
    End of period                          $6.86           $14.01          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,182          15,228          7,213            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(114)

  Accumulation unit value:
    Beginning of period                    $18.90          $19.81          $17.64         $16.54          $13.53
    End of period                          $11.31          $18.90          $19.81         $17.64          $16.54
  Accumulation units outstanding
  at the end of period                     26,144          28,760          35,030         43,032          44,215

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(114)

  Accumulation unit value:
    Beginning of period                    $10.71          $12.96
    End of period                          $13.53          $10.71
  Accumulation units outstanding
  at the end of period                     24,553          9,627






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(114)

  Accumulation unit value:
    Beginning of period                    $15.05          $16.48          $14.40         $14.04          $12.41
    End of period                          $9.06           $15.05          $16.48         $14.40          $14.04
  Accumulation units outstanding
  at the end of period                     22,727          26,724          38,692         49,407          50,491

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(114)

  Accumulation unit value:
    Beginning of period                    $9.12           $11.84
    End of period                          $12.41          $9.12
  Accumulation units outstanding
  at the end of period                     39,910          10,575

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $8.69            N/A             N/A             N/A            N/A
    End of period                          $6.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,890            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(136)

  Accumulation unit value:
    Beginning of period                    $11.58          $12.16          $11.05         $11.62          $9.72
    End of period                          $7.35           $11.58          $12.16         $11.05          $11.62
  Accumulation units outstanding
  at the end of period                    143,436         226,941         223,586         230,985        222,286

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(136)

  Accumulation unit value:
    Beginning of period                    $7.47           $9.13
    End of period                          $9.72           $7.47
  Accumulation units outstanding
  at the end of period                     55,354          15,004

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.07          $10.90         $10.92          $10.75
    End of period                          $11.73          $11.54          $11.07         $10.90          $10.92
  Accumulation units outstanding
  at the end of period                     37,960          62,620          70,204         54,789          70,818

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $10.65          $9.95
    End of period                          $10.75          $10.65
  Accumulation units outstanding
  at the end of period                     6,699           4,124






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(528)

  Accumulation unit value:
    Beginning of period                    $5.96           $5.83           $4.37           $4.42          $4.22
    End of period                          $3.52           $5.96           $5.83           $4.37          $4.42
  Accumulation units outstanding
  at the end of period                     9,234           26,582          6,443             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(528)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(552)

  Accumulation unit value:
    Beginning of period                    $10.14          $11.23          $10.10         $10.56          $10.13
    End of period                          $6.83           $10.14          $11.23         $10.10          $10.56
  Accumulation units outstanding
  at the end of period                     7,190           2,357           2,721           2,426          1,540

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(114)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.93          $8.61           $9.31          $9.24
    End of period                          $5.73           $10.83          $10.93          $8.61          $9.31
  Accumulation units outstanding
  at the end of period                    123,626         207,417         241,290         284,640        252,962

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(114)

  Accumulation unit value:
    Beginning of period                    $7.50           $9.06
    End of period                          $9.24           $7.50
  Accumulation units outstanding
  at the end of period                     67,342          16,709

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1013)

  Accumulation unit value:
    Beginning of period                    $10.37          $11.76          $9.97            N/A            N/A
    End of period                          $5.15           $10.37          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                    148,458         143,993         116,521           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1013)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(147)

  Accumulation unit value:
    Beginning of period                    $9.57           $9.41           $8.22           $8.04          $7.38
    End of period                          $5.83           $9.57           $9.41           $8.22          $8.04
  Accumulation units outstanding
  at the end of period                     16,726          27,119          34,117         31,085          33,541

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(147)

  Accumulation unit value:
    Beginning of period                    $10.65          $6.61
    End of period                          $7.38           $5.83
  Accumulation units outstanding
  at the end of period                     51,121           621

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(538)

  Accumulation unit value:
    Beginning of period                    $11.51          $14.22          $12.22         $11.75          $11.11
    End of period                          $5.57           $11.51          $14.22         $12.22          $11.75
  Accumulation units outstanding
  at the end of period                     7,659           2,488           3,778           1,090           250

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(538)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(152)

  Accumulation unit value:
    Beginning of period                    $18.46          $16.95          $12.34         $11.43          $9.10
    End of period                          $9.31           $18.46          $16.95         $12.34          $11.43
  Accumulation units outstanding
  at the end of period                    212,530         286,299         315,404         240,293        187,035

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(152)

  Accumulation unit value:
    Beginning of period                    $6.97           $7.81
    End of period                          $9.10           $6.97
  Accumulation units outstanding
  at the end of period                     63,276          11,910






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(503)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.48          $11.02         $10.45          $10.60
    End of period                          $9.11           $12.10          $11.48         $11.02          $10.45
  Accumulation units outstanding
  at the end of period                     20,793          13,294          12,502         13,754          12,639

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(503)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                    $6.72            N/A             N/A             N/A            N/A
    End of period                          $6.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,466           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(114)

  Accumulation unit value:
    Beginning of period                    $19.75          $18.26          $14.83         $13.36          $11.40
    End of period                          $11.05          $19.75          $18.26         $14.83          $13.36
  Accumulation units outstanding
  at the end of period                     66,067          78,184          87,580         46,247          41,845

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(114)

  Accumulation unit value:
    Beginning of period                    $8.47           $10.41
    End of period                          $11.40          $8.47
  Accumulation units outstanding
  at the end of period                     5,447           4,803

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                    $13.68          $13.76          $11.81         $10.89          $9.98
    End of period                          $7.70           $13.68          $13.76         $11.81          $10.89
  Accumulation units outstanding
  at the end of period                    259,912         370,171         409,330         121,426         9,194

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1112)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.69          $8.97            N/A            N/A
    End of period                          $6.29           $11.90          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,360           13,737          1,585            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(789)

  Accumulation unit value:
    Beginning of period                    $12.57          $10.77          $10.50          $9.87           N/A
    End of period                          $7.21           $12.57          $10.77         $10.50           N/A
  Accumulation units outstanding
  at the end of period                     9,219           11,238          5,399           3,063           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1351)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.79           N/A             N/A            N/A
    End of period                          $6.11           $11.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,142          2,686            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1351)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(503)

  Accumulation unit value:
    Beginning of period                    $35.51          $26.78          $22.62         $16.87          $13.43
    End of period                          $21.62          $35.51          $26.78         $22.62          $16.87
  Accumulation units outstanding
  at the end of period                     32,147          65,108          58,803         43,239          13,788

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(503)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(152)

  Accumulation unit value:
    Beginning of period                    $13.73          $13.33          $13.00          $9.66          $8.38
    End of period                          $6.78           $13.73          $13.33         $13.00          $9.66
  Accumulation units outstanding
  at the end of period                    184,918         248,345         270,651         246,495        215,005

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(152)

  Accumulation unit value:
    Beginning of period                    $7.19           $8.45
    End of period                          $8.38           $7.19
  Accumulation units outstanding
  at the end of period                     63,523          11,231






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.16          $9.60            N/A            N/A
    End of period                          $7.06           $10.71          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,467          52,631          43,482           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(114)

  Accumulation unit value:
    Beginning of period                    $15.70          $14.91          $13.87         $12.63          $11.13
    End of period                          $9.60           $15.70          $14.91         $13.87          $12.63
  Accumulation units outstanding
  at the end of period                     78,539         107,882         123,467         84,182         116,867

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(114)

  Accumulation unit value:
    Beginning of period                    $8.44           $10.59
    End of period                          $11.13          $8.44
  Accumulation units outstanding
  at the end of period                     36,843          2,594






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(114)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.91          $10.56         $10.32          $9.57
    End of period                          $7.48           $12.25          $11.91         $10.56          $10.32
  Accumulation units outstanding
  at the end of period                    121,241         158,648         177,731         170,642        183,229

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(114)

  Accumulation unit value:
    Beginning of period                    $7.64           $9.38
    End of period                          $9.57           $7.64
  Accumulation units outstanding
  at the end of period                     39,981          3,132

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1351)

  Accumulation unit value:
    Beginning of period                    $8.81           $10.21           N/A             N/A            N/A
    End of period                          $6.02           $8.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,326           1,296            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1351)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(152)

  Accumulation unit value:
    Beginning of period                    $17.96          $20.47          $19.07         $17.87          $16.19
    End of period                          $10.55          $17.96          $20.47         $19.07          $17.87
  Accumulation units outstanding
  at the end of period                    141,149         179,030         168,891         128,923        113,272

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(152)

  Accumulation unit value:
    Beginning of period                    $11.16          $11.55
    End of period                          $16.19          $11.16
  Accumulation units outstanding
  at the end of period                     53,061          7,514

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(114)

  Accumulation unit value:
    Beginning of period                    $14.61          $15.23          $13.23         $12.95          $11.25
    End of period                          $9.32           $14.61          $15.23         $13.23          $12.95
  Accumulation units outstanding
  at the end of period                     40,105          55,060          70,281         55,372          84,411

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(114)

  Accumulation unit value:
    Beginning of period                    $7.87           $10.34
    End of period                          $11.25          $7.87
  Accumulation units outstanding
  at the end of period                     37,226          6,468






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(503)

  Accumulation unit value:
    Beginning of period                    $6.71           $5.98           $5.57           $5.55          $5.95
    End of period                          $3.72           $6.71           $5.98           $5.57          $5.55
  Accumulation units outstanding
  at the end of period                     11,342          19,432          25,460         23,571          21,561

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(503)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                    $17.58          $15.01          $15.53         $11.41          $10.46
    End of period                          $9.05           $17.58          $15.01         $15.53          $11.41
  Accumulation units outstanding
  at the end of period                     84,820          92,393         105,465         79,154          25,200

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                    $14.20          $13.09          $11.90         $11.06          $10.78
    End of period                          $7.97           $14.20          $13.09         $11.90          $11.06
  Accumulation units outstanding
  at the end of period                     20,646          21,455          41,914         22,500          2,013

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.76          $14.17          $12.36         $11.09          $9.59
    End of period                          $8.56           $14.76          $14.17         $12.36          $11.09
  Accumulation units outstanding
  at the end of period                     55,813          61,125          80,799         35,863          36,048

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $6.96           $9.14
    End of period                          $9.59           $6.96
  Accumulation units outstanding
  at the end of period                     28,989          2,789






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.88          $10.27           N/A             N/A            N/A
    End of period                          $10.26          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     75,200          5,790            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.45          $13.63          $13.43         $13.40          $13.09
    End of period                          $14.22          $14.45          $13.63         $13.43          $13.40
  Accumulation units outstanding
  at the end of period                     82,053          70,541         114,133         72,326          83,467

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.74          $12.09
    End of period                          $13.09          $12.74
  Accumulation units outstanding
  at the end of period                     32,036          7,516






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(398)

  Accumulation unit value:
    Beginning of period                    $20.57          $22.63          $20.29         $19.04          $17.19
    End of period                          $11.99          $20.57          $22.63         $20.29          $19.04
  Accumulation units outstanding
  at the end of period                      147             311             373             366            366

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(398)

  Accumulation unit value:
    Beginning of period                    $15.36           N/A
    End of period                          $17.19           N/A
  Accumulation units outstanding
  at the end of period                      141             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.13          $13.55          $12.51         $12.55          $12.21
    End of period                          $8.91           $13.13          $13.55         $12.51          $12.55
  Accumulation units outstanding
  at the end of period                     25,131          76,956          99,260         74,482         193,071

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $19.70          $21.30          $19.22         $18.69          $17.38
    End of period                          $10.19          $19.70          $21.30         $19.22          $18.69
  Accumulation units outstanding
  at the end of period                     6,518           6,414           7,655          11,935          11,852

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $14.24          $17.72
    End of period                          $17.38          $14.24
  Accumulation units outstanding
  at the end of period                     3,425           1,705

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1903)

  Accumulation unit value:
    Beginning of period                    $9.23            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,967            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.90            N/A             N/A            N/A
    End of period                          $6.64           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,474          3,392            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.47          $10.82           N/A             N/A            N/A
    End of period                          $6.69           $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,888           3,202            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(144)

  Accumulation unit value:
    Beginning of period                    $15.68          $14.66          $12.94         $12.17          $11.03
    End of period                          $9.35           $15.68          $14.66         $12.94          $12.17
  Accumulation units outstanding
  at the end of period                     28,293          30,222          39,830         56,469          59,908

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(144)

  Accumulation unit value:
    Beginning of period                    $8.87           $9.69
    End of period                          $11.03          $8.87
  Accumulation units outstanding
  at the end of period                     11,246          3,484






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(677)

  Accumulation unit value:
    Beginning of period                    $11.53          $11.07          $10.47         $10.30          $10.01
    End of period                          $9.75           $11.53          $11.07         $10.47          $10.30
  Accumulation units outstanding
  at the end of period                     6,073           7,486           5,269           4,051          2,889

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(114)

  Accumulation unit value:
    Beginning of period                    $15.55          $14.60          $13.05         $12.39          $11.35
    End of period                          $9.85           $15.55          $14.60         $13.05          $12.39
  Accumulation units outstanding
  at the end of period                    187,330         210,730         245,943         264,017        286,993

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(114)

  Accumulation unit value:
    Beginning of period                    $9.51           $10.85
    End of period                          $11.35          $9.51
  Accumulation units outstanding
  at the end of period                    139,610          20,701






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.68          $10.79         $10.49          $10.00
    End of period                          $9.52           $12.33          $11.68         $10.79          $10.49
  Accumulation units outstanding
  at the end of period                    114,721          29,368          19,683         28,389           586

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(137)

  Accumulation unit value:
    Beginning of period                    $14.77          $13.87          $12.62         $12.10          $11.27
    End of period                          $10.50          $14.77          $13.87         $12.62          $12.10
  Accumulation units outstanding
  at the end of period                     80,530          85,659          95,442         168,334        101,736

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(137)

  Accumulation unit value:
    Beginning of period                    $9.76           $10.30
    End of period                          $11.27          $9.76
  Accumulation units outstanding
  at the end of period                     17,902          3,913






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.04          $11.12           N/A             N/A            N/A
    End of period                          $8.86           $11.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,716           2,318            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                    $26.30          $24.96          $22.41         $21.71          $19.98
    End of period                          $20.43          $26.30          $24.96         $22.41          $21.71
  Accumulation units outstanding
  at the end of period                     16,822          13,807          19,310         25,229          21,952

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                    $16.77          $16.53
    End of period                          $19.98          $16.77
  Accumulation units outstanding
  at the end of period                     6,616             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.90          $11.61         $11.54          $11.68
    End of period                          $12.23          $12.21          $11.90         $11.61          $11.54
  Accumulation units outstanding
  at the end of period                    289,043         148,746         145,490         147,351         55,039

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.94
    End of period                          $11.68          $11.86
  Accumulation units outstanding
  at the end of period                    140,414          3,669

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(434)

  Accumulation unit value:
    Beginning of period                    $21.54          $20.38          $17.20         $16.22          $14.42
    End of period                          $14.07          $21.54          $20.38         $17.20          $16.22
  Accumulation units outstanding
  at the end of period                     24,266          23,891          14,997         12,684          11,089

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(434)

  Accumulation unit value:
    Beginning of period                    $13.33           N/A
    End of period                          $14.42           N/A
  Accumulation units outstanding
  at the end of period                     7,097            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $30.41          $28.18          $25.28         $24.32          $22.58
    End of period                          $17.03          $30.41          $28.18         $25.28          $24.32
  Accumulation units outstanding
  at the end of period                     40,880          37,497          35,742         36,780          31,427

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $17.65          $16.74
    End of period                          $22.58          $17.65
  Accumulation units outstanding
  at the end of period                     18,841          1,025

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $42.45          $36.95          $35.30         $31.57          $27.29
    End of period                          $24.69          $42.45          $36.95         $35.30          $31.57
  Accumulation units outstanding
  at the end of period                     28,312          28,483          29,312         19,124          21,141

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $20.09          $26.08
    End of period                          $27.29          $20.09
  Accumulation units outstanding
  at the end of period                     20,807          1,288






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.54          $15.73          $13.37         $12.85          $11.38
    End of period                          $9.07           $15.54          $15.73         $13.37          $12.85
  Accumulation units outstanding
  at the end of period                     48,394          58,581          58,242         53,549          81,132

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.94           $11.34
    End of period                          $11.38          $8.94
  Accumulation units outstanding
  at the end of period                     32,667          3,032

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.02%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1021)

  Accumulation unit value:
    Beginning of period                    $12.85          $15.42          $12.47           N/A            N/A
    End of period                          $8.09           $12.85          $15.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,285           1,549            324             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(81)

  Accumulation unit value:
    Beginning of period                    $17.80          $16.55          $13.78         $12.70          $11.14
    End of period                          $10.31          $17.80          $16.55         $13.78          $12.70
  Accumulation units outstanding
  at the end of period                     5,035           4,707            700             393            431

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(81)

  Accumulation unit value:
    Beginning of period                    $8.84           $11.27
    End of period                          $11.14          $8.84
  Accumulation units outstanding
  at the end of period                      880              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(81)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.18          $11.53         $10.97          $10.17
    End of period                          $8.44           $13.82          $12.18         $11.53          $10.97
  Accumulation units outstanding
  at the end of period                     10,146          12,418           463             467            474

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(81)

  Accumulation unit value:
    Beginning of period                    $7.98           $10.53
    End of period                          $10.17          $7.98
  Accumulation units outstanding
  at the end of period                      931              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(594)

  Accumulation unit value:
    Beginning of period                    $15.22          $13.95          $12.43         $11.70          $11.29
    End of period                          $8.99           $15.22          $13.95         $12.43          $11.70
  Accumulation units outstanding
  at the end of period                     1,334             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(89)

  Accumulation unit value:
    Beginning of period                    $12.27          $11.60          $10.69          $9.90          $9.24
    End of period                          $8.63           $12.27          $11.60         $10.69          $9.90
  Accumulation units outstanding
  at the end of period                     8,336           9,790           8,683           8,923          7,680

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(89)

  Accumulation unit value:
    Beginning of period                    $8.29           $9.09
    End of period                          $9.24           $8.29
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(637)

  Accumulation unit value:
    Beginning of period                    $28.67          $24.25          $21.84         $21.86          $18.27
    End of period                          $16.16          $28.67          $24.25         $21.84          $21.86
  Accumulation units outstanding
  at the end of period                      399            2,570           3,288           2,384          2,478

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(637)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(92)

  Accumulation unit value:
    Beginning of period                    $27.82          $25.87          $25.24         $24.60          $22.48
    End of period                          $16.12          $27.82          $25.87         $25.24          $24.60
  Accumulation units outstanding
  at the end of period                      251            2,210           2,597           1,697          6,313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(92)

  Accumulation unit value:
    Beginning of period                    $16.93          $21.85
    End of period                          $22.48          $16.93
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.67           N/A             N/A             N/A            N/A
    End of period                          $6.52            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,732            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(489)

  Accumulation unit value:
    Beginning of period                    $17.95          $18.21          $16.54         $16.33          $15.84
    End of period                          $10.72          $17.95          $18.21         $16.54          $16.33
  Accumulation units outstanding
  at the end of period                      178             222             257             297            340

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(489)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(53)

  Accumulation unit value:
    Beginning of period                    $24.15          $21.98          $18.68         $18.59          $15.97
    End of period                          $14.61          $24.15          $21.98         $18.68          $18.59
  Accumulation units outstanding
  at the end of period                     6,339           5,051           3,531           3,531          3,531

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(53)

  Accumulation unit value:
    Beginning of period                    $11.64          $15.11
    End of period                          $15.97          $11.64
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.16           N/A             N/A            N/A
    End of period                          $6.19           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             8,352            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.83          $9.93            N/A            N/A
    End of period                          $7.44           $10.81          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              635              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1054)

  Accumulation unit value:
    Beginning of period                    $11.55          $12.56          $12.32           N/A            N/A
    End of period                          $7.57           $11.55          $12.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                      561              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1054)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(81)

  Accumulation unit value:
    Beginning of period                    $18.99          $18.11          $17.65         $17.55          $16.75
    End of period                          $17.64          $18.99          $18.11         $17.65          $17.55
  Accumulation units outstanding
  at the end of period                     1,176           3,603           3,815           3,249          2,089

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(81)

  Accumulation unit value:
    Beginning of period                    $15.05          $14.34
    End of period                          $16.75          $15.05
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(857)

  Accumulation unit value:
    Beginning of period                    $12.84          $12.75          $11.24         $10.60           N/A
    End of period                          $8.04           $12.84          $12.75         $11.24           N/A
  Accumulation units outstanding
  at the end of period                     2,147           2,087           2,087           1,861           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(857)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.45          $10.17          $10.00           N/A            N/A
    End of period                          $9.63           $10.45          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              701            1,166            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(491)

  Accumulation unit value:
    Beginning of period                    $16.54          $15.08          $11.66         $10.03          $8.60
    End of period                          $9.00           $16.54          $15.08         $11.66          $10.03
  Accumulation units outstanding
  at the end of period                     1,004           4,112           8,176           6,972          11,127

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(491)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                    $23.92          $22.61          $20.59         $19.79          $17.58
    End of period                          $13.02          $23.92          $22.61         $20.59          $19.79
  Accumulation units outstanding
  at the end of period                     3,316           3,317           3,317           3,317          3,318

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(81)

  Accumulation unit value:
    Beginning of period                    $15.53          $14.90          $14.73         $14.68          $14.42
    End of period                          $16.22          $15.53          $14.90         $14.73          $14.68
  Accumulation units outstanding
  at the end of period                     10,631          1,234            931             931           1,308

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(81)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.18
    End of period                          $14.42          $14.55
  Accumulation units outstanding
  at the end of period                      415              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                    $14.01          $10.84          $8.71            N/A            N/A
    End of period                          $6.86           $14.01          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,178           4,988           1,420            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(81)

  Accumulation unit value:
    Beginning of period                    $18.88          $19.79          $17.62         $16.53          $13.52
    End of period                          $11.30          $18.88          $19.79         $17.62          $16.53
  Accumulation units outstanding
  at the end of period                     7,242           6,934           5,235           5,283          5,912

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(81)

  Accumulation unit value:
    Beginning of period                    $10.71          $13.06
    End of period                          $13.52          $10.71
  Accumulation units outstanding
  at the end of period                      706              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(87)

  Accumulation unit value:
    Beginning of period                    $15.04          $16.47          $14.39         $14.03          $12.41
    End of period                          $9.05           $15.04          $16.47         $14.39          $14.03
  Accumulation units outstanding
  at the end of period                      730             789            1,479           3,550          5,359

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(87)

  Accumulation unit value:
    Beginning of period                    $9.12           $11.73
    End of period                          $12.41          $9.12
  Accumulation units outstanding
  at the end of period                     1,107             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(407)

  Accumulation unit value:
    Beginning of period                    $11.57          $12.15          $11.04         $11.61          $9.72
    End of period                          $7.34           $11.57          $12.15         $11.04          $11.61
  Accumulation units outstanding
  at the end of period                     15,245          23,843          29,882         32,080          30,682

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(407)

  Accumulation unit value:
    Beginning of period                    $8.30            N/A
    End of period                          $9.72            N/A
  Accumulation units outstanding
  at the end of period                     1,053            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(81)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.06          $10.89         $10.91          $10.74
    End of period                          $11.73          $11.54          $11.06         $10.89          $10.91
  Accumulation units outstanding
  at the end of period                     16,557          16,000          16,876         18,205          17,302

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(81)

  Accumulation unit value:
    Beginning of period                    $10.65          $9.80
    End of period                          $10.74          $10.65
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(674)

  Accumulation unit value:
    Beginning of period                    $5.95           $5.82           $4.37           $4.41          $4.15
    End of period                          $3.52           $5.95           $5.82           $4.37          $4.41
  Accumulation units outstanding
  at the end of period                      585             587             588             589            299

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(583)

  Accumulation unit value:
    Beginning of period                    $10.13          $11.22          $10.09         $10.55          $9.32
    End of period                          $6.82           $10.13          $11.22         $10.09          $10.55
  Accumulation units outstanding
  at the end of period                      990              -              783            1,215          1,271

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(321)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.93          $8.61           $9.31          $9.23
    End of period                          $5.72           $10.82          $10.93          $8.61          $9.31
  Accumulation units outstanding
  at the end of period                     18,321          26,763          32,335         36,178          34,622

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(321)

  Accumulation unit value:
    Beginning of period                    $7.23            N/A
    End of period                          $9.23            N/A
  Accumulation units outstanding
  at the end of period                      711             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1011)

  Accumulation unit value:
    Beginning of period                    $10.37          $11.76          $9.87            N/A            N/A
    End of period                          $5.15           $10.37          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              381             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1011)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(321)

  Accumulation unit value:
    Beginning of period                    $9.56           $9.40           $8.21           $8.04          $7.37
    End of period                          $5.83           $9.56           $9.40           $8.21          $8.04
  Accumulation units outstanding
  at the end of period                     2,785           3,181           4,305           4,618          5,609

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(321)

  Accumulation unit value:
    Beginning of period                    $6.16            N/A
    End of period                          $7.37            N/A
  Accumulation units outstanding
  at the end of period                     3,178            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(583)

  Accumulation unit value:
    Beginning of period                    $11.51          $14.21          $12.22         $11.75          $10.31
    End of period                          $5.57           $11.51          $14.21         $12.22          $11.75
  Accumulation units outstanding
  at the end of period                     1,322            670             340             391            677

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(546)

  Accumulation unit value:
    Beginning of period                    $18.44          $16.94          $12.33         $11.42          $9.67
    End of period                          $9.30           $18.44          $16.94         $12.33          $11.42
  Accumulation units outstanding
  at the end of period                     17,098          22,821          28,638         33,398          30,481

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(583)

  Accumulation unit value:
    Beginning of period                    $12.09          $11.47          $11.02         $10.44          $10.30
    End of period                          $9.10           $12.09          $11.47         $11.02          $10.44
  Accumulation units outstanding
  at the end of period                     1,730           1,591            850            1,395           954

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(81)

  Accumulation unit value:
    Beginning of period                    $19.74          $18.25          $14.83         $13.35          $11.40
    End of period                          $11.04          $19.74          $18.25         $14.83          $13.35
  Accumulation units outstanding
  at the end of period                     9,991           10,568          10,560          9,952          10,476

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(81)

  Accumulation unit value:
    Beginning of period                    $8.47           $10.28
    End of period                          $11.40          $8.47
  Accumulation units outstanding
  at the end of period                      877              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(802)

  Accumulation unit value:
    Beginning of period                    $13.67          $13.76          $11.81         $10.98           N/A
    End of period                          $7.70           $13.67          $13.76         $11.81           N/A
  Accumulation units outstanding
  at the end of period                     4,320           13,035          23,442         23,141           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1090)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.69          $8.90            N/A            N/A
    End of period                          $6.29           $11.90          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                      316             561              69             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(987)

  Accumulation unit value:
    Beginning of period                    $12.57          $10.77          $11.09           N/A            N/A
    End of period                          $7.20           $12.57          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(987)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(576)

  Accumulation unit value:
    Beginning of period                    $35.47          $26.76          $22.60         $16.86          $13.59
    End of period                          $21.60          $35.47          $26.76         $22.60          $16.86
  Accumulation units outstanding
  at the end of period                     5,748           5,652           6,123           7,072          5,904

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(576)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(435)

  Accumulation unit value:
    Beginning of period                    $13.71          $13.32          $12.99          $9.66          $8.37
    End of period                          $6.77           $13.71          $13.32         $12.99          $9.66
  Accumulation units outstanding
  at the end of period                     16,857          24,239          28,888         32,135          32,804

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(435)

  Accumulation unit value:
    Beginning of period                    $7.76            N/A
    End of period                          $8.37            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(81)

  Accumulation unit value:
    Beginning of period                    $15.69          $14.90          $13.86         $12.63          $11.13
    End of period                          $9.60           $15.69          $14.90         $13.86          $12.63
  Accumulation units outstanding
  at the end of period                     12,059          13,389          14,045         14,007          13,861

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(81)

  Accumulation unit value:
    Beginning of period                    $8.44           $10.49
    End of period                          $11.13          $8.44
  Accumulation units outstanding
  at the end of period                     2,018             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(593)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.91          $10.56         $10.32          $9.61
    End of period                          $7.48           $12.24          $11.91         $10.56          $10.32
  Accumulation units outstanding
  at the end of period                     15,809          16,916          18,922         18,826          18,687

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(467)

  Accumulation unit value:
    Beginning of period                    $17.95          $20.45          $19.06         $17.86          $16.18
    End of period                          $10.54          $17.95          $20.45         $19.06          $17.86
  Accumulation units outstanding
  at the end of period                     6,304           11,324          12,569         14,082          14,314

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(467)

  Accumulation unit value:
    Beginning of period                    $16.41           N/A
    End of period                          $16.18           N/A
  Accumulation units outstanding
  at the end of period                      238             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(81)

  Accumulation unit value:
    Beginning of period                    $14.60          $15.22          $13.22         $12.94          $11.25
    End of period                          $9.31           $14.60          $15.22         $13.22          $12.94
  Accumulation units outstanding
  at the end of period                     11,837          12,646          14,958         14,881          14,725

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(81)

  Accumulation unit value:
    Beginning of period                    $7.87           $10.27
    End of period                          $11.25          $7.87
  Accumulation units outstanding
  at the end of period                     1,134             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(598)

  Accumulation unit value:
    Beginning of period                    $6.70           $5.97           $5.57           $5.55          $5.34
    End of period                          $3.72           $6.70           $5.97           $5.57          $5.55
  Accumulation units outstanding
  at the end of period                     1,070           3,844           5,038           5,038          1,070

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(812)

  Accumulation unit value:
    Beginning of period                    $17.57          $15.01          $15.53         $11.58           N/A
    End of period                          $9.05           $17.57          $15.01         $15.53           N/A
  Accumulation units outstanding
  at the end of period                     1,307           2,281           2,708           3,448           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(812)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(818)

  Accumulation unit value:
    Beginning of period                    $14.20          $13.08          $11.90         $10.37           N/A
    End of period                          $7.96           $14.20          $13.08         $11.90           N/A
  Accumulation units outstanding
  at the end of period                     2,017           2,171           16,388         16,387           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(82)

  Accumulation unit value:
    Beginning of period                    $14.75          $14.16          $12.35         $11.08          $9.59
    End of period                          $8.55           $14.75          $14.16         $12.35          $11.08
  Accumulation units outstanding
  at the end of period                     2,156           2,914           3,003           3,158          5,045

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(82)

  Accumulation unit value:
    Beginning of period                    $6.96           $9.13
    End of period                          $9.59           $6.96
  Accumulation units outstanding
  at the end of period                     1,379             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.88          $10.24           N/A             N/A            N/A
    End of period                          $10.26          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,824           434             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(81)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.61          $13.42         $13.39          $13.08
    End of period                          $14.21          $14.44          $13.61         $13.42          $13.39
  Accumulation units outstanding
  at the end of period                     13,254          7,186           4,958           3,763          3,107

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(81)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.96
    End of period                          $13.08          $12.74
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(1054)

  Accumulation unit value:
    Beginning of period                    $20.54          $22.60          $21.33           N/A            N/A
    End of period                          $11.98          $20.54          $22.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(1054)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.12          $13.54          $12.50         $12.54          $12.21
    End of period                          $8.90           $13.12          $13.54         $12.50          $12.54
  Accumulation units outstanding
  at the end of period                      715            1,348           2,828           3,917          3,876

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(81)

  Accumulation unit value:
    Beginning of period                    $19.67          $21.27          $19.20         $18.68          $17.36
    End of period                          $10.18          $19.67          $21.27         $19.20          $18.68
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(81)

  Accumulation unit value:
    Beginning of period                    $14.23          $18.01
    End of period                          $17.36          $14.23
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(628)

  Accumulation unit value:
    Beginning of period                    $15.66          $14.64          $12.93         $12.16          $10.75
    End of period                          $9.34           $15.66          $14.64         $12.93          $12.16
  Accumulation units outstanding
  at the end of period                     3,834           4,380           4,571           4,381          4,394

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(1085)

  Accumulation unit value:
    Beginning of period                    $11.53          $11.07          $10.53           N/A            N/A
    End of period                          $9.74           $11.53          $11.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                      536              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $15.54          $14.59          $13.04         $12.38          $11.34
    End of period                          $9.84           $15.54          $14.59         $13.04          $12.38
  Accumulation units outstanding
  at the end of period                     39,839          74,874          79,906         75,781          66,207

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $9.51           $10.80
    End of period                          $11.34          $9.51
  Accumulation units outstanding
  at the end of period                     2,658             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(995)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.68          $10.92           N/A            N/A
    End of period                          $9.51           $12.33          $11.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,648             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(995)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.86          $12.61         $12.09          $11.26
    End of period                          $10.49          $14.76          $13.86         $12.61          $12.09
  Accumulation units outstanding
  at the end of period                    132,179         162,141         150,567         132,849        119,581

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $10.80           N/A
    End of period                          $11.26           N/A
  Accumulation units outstanding
  at the end of period                     2,041            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1123)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.54          $9.97            N/A            N/A
    End of period                          $8.85           $11.04          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(407)

  Accumulation unit value:
    Beginning of period                    $26.27          $24.94          $22.39         $21.69          $19.96
    End of period                          $20.41          $26.27          $24.94         $22.39          $21.69
  Accumulation units outstanding
  at the end of period                     1,311           1,784           1,476           1,559          1,611

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(407)

  Accumulation unit value:
    Beginning of period                    $18.46           N/A
    End of period                          $19.96           N/A
  Accumulation units outstanding
  at the end of period                     1,121            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(76)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.86          $11.58         $11.51          $11.65
    End of period                          $12.20          $12.18          $11.86         $11.58          $11.51
  Accumulation units outstanding
  at the end of period                     26,940          5,694           5,892           5,035          6,040

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(76)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.93
    End of period                          $11.65          $11.83
  Accumulation units outstanding
  at the end of period                      508              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(446)

  Accumulation unit value:
    Beginning of period                    $21.53          $20.37          $17.19         $16.22          $14.42
    End of period                          $14.06          $21.53          $20.37         $17.19          $16.22
  Accumulation units outstanding
  at the end of period                     1,642           1,701           1,643           1,477          1,545

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(446)

  Accumulation unit value:
    Beginning of period                    $13.60           N/A
    End of period                          $14.42           N/A
  Accumulation units outstanding
  at the end of period                     1,050            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $30.37          $28.14          $25.26         $24.29          $22.56
    End of period                          $17.01          $30.37          $28.14         $25.26          $24.29
  Accumulation units outstanding
  at the end of period                     3,162           3,240           2,452           2,639          2,843

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $20.48           N/A
    End of period                          $22.56           N/A
  Accumulation units outstanding
  at the end of period                      667             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $42.39          $36.91          $35.26         $31.53          $27.26
    End of period                          $24.66          $42.39          $36.91         $35.26          $31.53
  Accumulation units outstanding
  at the end of period                     3,210           4,953           5,669           4,197          5,607

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $20.07          $24.79
    End of period                          $27.26          $20.07
  Accumulation units outstanding
  at the end of period                      613              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(81)

  Accumulation unit value:
    Beginning of period                    $15.53          $15.71          $13.36         $12.84          $11.37
    End of period                          $9.06           $15.53          $15.71         $13.36          $12.84
  Accumulation units outstanding
  at the end of period                     12,232          13,112          8,383           7,513          16,170

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(81)

  Accumulation unit value:
    Beginning of period                    $8.94           $11.27
    End of period                          $11.37          $8.94
  Accumulation units outstanding
  at the end of period                     2,022             -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.03%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1113)

  Accumulation unit value:
    Beginning of period                    $12.85          $15.43          $13.06           N/A            N/A
    End of period                          $8.09           $12.85          $15.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       91              91            2,942            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1113)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.63          $12.64           N/A             N/A            N/A
    End of period                          $6.52           $13.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,538            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(820)

  Accumulation unit value:
    Beginning of period                    $18.96          $18.09          $17.63         $17.41           N/A
    End of period                          $17.62          $18.96          $18.09         $17.63           N/A
  Accumulation units outstanding
  at the end of period                      211             248             243             241            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(820)

  Accumulation unit value:
    Beginning of period                    $15.51          $14.88          $14.71         $14.75           N/A
    End of period                          $16.19          $15.51          $14.88         $14.71           N/A
  Accumulation units outstanding
  at the end of period                      240             303             293             289            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(820)

  Accumulation unit value:
    Beginning of period                    $11.55          $12.13          $11.03         $10.81           N/A
    End of period                          $7.33           $11.55          $12.13         $11.03           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              193            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                    $11.53          $11.06          $10.89         $10.91           N/A
    End of period                          $11.72          $11.53          $11.06         $10.89           N/A
  Accumulation units outstanding
  at the end of period                      143             184             178             195            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1218)

  Accumulation unit value:
    Beginning of period                    $5.95           $5.82           $5.74            N/A            N/A
    End of period                          $3.52           $5.95           $5.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,770            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1218)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(820)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.92          $8.60           $8.82           N/A
    End of period                          $5.72           $10.81          $10.92          $8.60           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              249            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1119)

  Accumulation unit value:
    Beginning of period                    $11.50          $14.20          $12.66           N/A            N/A
    End of period                          $5.56           $11.50          $14.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                      133             102              98             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(820)

  Accumulation unit value:
    Beginning of period                    $18.42          $16.92          $12.32         $11.00           N/A
    End of period                          $9.29           $18.42          $16.92         $12.32           N/A
  Accumulation units outstanding
  at the end of period                       -              733             734             178            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(1119)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.46          $10.93           N/A            N/A
    End of period                          $9.09           $12.08          $11.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       71              75              77             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(781)

  Accumulation unit value:
    Beginning of period                    $19.73          $18.24          $14.82         $13.71           N/A
    End of period                          $11.03          $19.73          $18.24         $14.82           N/A
  Accumulation units outstanding
  at the end of period                      108              90             104            1,099           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(991)

  Accumulation unit value:
    Beginning of period                    $13.67          $13.75          $12.13           N/A            N/A
    End of period                          $7.70           $13.67          $13.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                      917            3,983           4,056            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(991)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(781)

  Accumulation unit value:
    Beginning of period                    $35.44          $26.73          $22.58         $20.61           N/A
    End of period                          $21.58          $35.44          $26.73         $22.58           N/A
  Accumulation units outstanding
  at the end of period                       40             802             817            1,690           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(820)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.31          $12.98         $10.04           N/A
    End of period                          $6.76           $13.70          $13.31         $12.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,101           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(781)

  Accumulation unit value:
    Beginning of period                    $15.68          $14.89          $13.85         $12.96           N/A
    End of period                          $9.59           $15.68          $14.89         $13.85           N/A
  Accumulation units outstanding
  at the end of period                      115             112             125            2,422           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                    $12.23          $11.90          $10.55         $10.42           N/A
    End of period                          $7.47           $12.23          $11.90         $10.55           N/A
  Accumulation units outstanding
  at the end of period                      156             142             155             204            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(820)

  Accumulation unit value:
    Beginning of period                    $17.93          $20.43          $19.04         $16.02           N/A
    End of period                          $10.53          $17.93          $20.43         $19.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              116            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(781)

  Accumulation unit value:
    Beginning of period                    $14.59          $15.21          $13.22         $12.76           N/A
    End of period                          $9.31           $14.59          $15.21         $13.22           N/A
  Accumulation units outstanding
  at the end of period                      118            1,338           1,347           2,186           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(820)

  Accumulation unit value:
    Beginning of period                    $17.56          $15.00          $15.52         $11.80           N/A
    End of period                          $9.05           $17.56          $15.00         $15.52           N/A
  Accumulation units outstanding
  at the end of period                       95              75              94             940            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(820)

  Accumulation unit value:
    Beginning of period                    $14.43          $13.60          $13.41         $13.45           N/A
    End of period                          $14.19          $14.43          $13.60         $13.41           N/A
  Accumulation units outstanding
  at the end of period                      253             312             304             317            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(820)

  Accumulation unit value:
    Beginning of period                    $13.10          $13.52          $12.48         $12.06           N/A
    End of period                          $8.89           $13.10          $13.52         $12.48           N/A
  Accumulation units outstanding
  at the end of period                      170             170             167             341            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $9.78            N/A             N/A             N/A            N/A
    End of period                          $9.74            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,308            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(991)

  Accumulation unit value:
    Beginning of period                    $15.52          $14.57          $13.48           N/A            N/A
    End of period                          $9.83           $15.52          $14.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                      178             201             216             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(991)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.045%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(904)

  Accumulation unit value:
    Beginning of period                    $12.84          $15.42          $11.54         $11.13           N/A
    End of period                          $8.09           $12.84          $15.42         $11.54           N/A
  Accumulation units outstanding
  at the end of period                     21,959          12,034          6,774           1,683           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(342)

  Accumulation unit value:
    Beginning of period                    $17.75          $16.50          $13.74         $12.67          $11.11
    End of period                          $10.27          $17.75          $16.50         $13.74          $12.67
  Accumulation units outstanding
  at the end of period                     14,343          11,784          5,985           5,033          1,527

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(342)

  Accumulation unit value:
    Beginning of period                    $9.45            N/A
    End of period                          $11.11           N/A
  Accumulation units outstanding
  at the end of period                     1,527            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(298)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.17          $11.51         $10.96          $10.17
    End of period                          $8.43           $13.80          $12.17         $11.51          $10.96
  Accumulation units outstanding
  at the end of period                     26,278          22,900          9,941          11,747          11,041

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(298)

  Accumulation unit value:
    Beginning of period                    $8.01            N/A
    End of period                          $10.17           N/A
  Accumulation units outstanding
  at the end of period                     7,819            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(299)

  Accumulation unit value:
    Beginning of period                    $15.20          $13.93          $12.42         $11.69          $11.16
    End of period                          $8.97           $15.20          $13.93         $12.42          $11.69
  Accumulation units outstanding
  at the end of period                       53            2,498           3,223           3,505          5,328

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(299)

  Accumulation unit value:
    Beginning of period                    $7.92            N/A
    End of period                          $11.16           N/A
  Accumulation units outstanding
  at the end of period                     5,114            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(298)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.58          $10.67          $9.89          $9.23
    End of period                          $8.61           $12.25          $11.58         $10.67          $9.89
  Accumulation units outstanding
  at the end of period                     3,503           15,504          7,294          14,243          12,036

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(298)

  Accumulation unit value:
    Beginning of period                    $8.17            N/A
    End of period                          $9.23            N/A
  Accumulation units outstanding
  at the end of period                     7,977            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(820)

  Accumulation unit value:
    Beginning of period                    $28.58          $24.18          $21.78         $19.40           N/A
    End of period                          $16.10          $28.58          $24.18         $21.78           N/A
  Accumulation units outstanding
  at the end of period                     1,691           6,299           1,217           1,305           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(309)

  Accumulation unit value:
    Beginning of period                    $27.73          $25.80          $25.17         $24.54          $22.43
    End of period                          $16.06          $27.73          $25.80         $25.17          $24.54
  Accumulation units outstanding
  at the end of period                     2,158           1,982           2,735           4,603          2,245

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(309)

  Accumulation unit value:
    Beginning of period                    $17.46           N/A
    End of period                          $22.43           N/A
  Accumulation units outstanding
  at the end of period                     1,045            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.63          $10.20           N/A             N/A            N/A
    End of period                          $6.51           $13.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,715          10,725           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.64          $10.68           N/A             N/A            N/A
    End of period                          $6.49           $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,772           263             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(298)

  Accumulation unit value:
    Beginning of period                    $17.90          $18.17          $16.50         $16.29          $15.64
    End of period                          $10.69          $17.90          $18.17         $16.50          $16.29
  Accumulation units outstanding
  at the end of period                     2,837           4,036           4,086           3,542           962

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(298)

  Accumulation unit value:
    Beginning of period                    $12.33           N/A
    End of period                          $15.64           N/A
  Accumulation units outstanding
  at the end of period                      801             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(406)

  Accumulation unit value:
    Beginning of period                    $24.08          $21.93          $18.63         $18.55          $15.94
    End of period                          $14.56          $24.08          $21.93         $18.63          $18.55
  Accumulation units outstanding
  at the end of period                     6,310           6,028           2,718           2,820          1,089

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(406)

  Accumulation unit value:
    Beginning of period                    $15.56           N/A
    End of period                          $15.94           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.89           $9.97            N/A             N/A            N/A
    End of period                          $6.19           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,043           6,922            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.91            N/A             N/A            N/A
    End of period                          $5.74           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              746             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.83          $9.85            N/A            N/A
    End of period                          $7.44           $10.81          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,261          24,241           362             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.00           N/A             N/A            N/A
    End of period                          $5.98           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,227           7,409            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                    $11.54          $12.55          $10.88         $10.69           N/A
    End of period                          $7.56           $11.54          $12.55         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     3,501           2,690           3,579           2,475           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(298)

  Accumulation unit value:
    Beginning of period                    $18.93          $18.06          $17.60         $17.51          $16.71
    End of period                          $17.58          $18.93          $18.06         $17.60          $17.51
  Accumulation units outstanding
  at the end of period                     13,282          27,733          24,518         18,829          6,207

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(298)

  Accumulation unit value:
    Beginning of period                    $15.54           N/A
    End of period                          $16.71           N/A
  Accumulation units outstanding
  at the end of period                     1,276            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1908)

  Accumulation unit value:
    Beginning of period                    $9.56            N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,942            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1908)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                    $12.83          $12.74          $11.24         $10.76           N/A
    End of period                          $8.03           $12.83          $12.74         $11.24           N/A
  Accumulation units outstanding
  at the end of period                     5,636           5,140           5,331           5,703           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1083)

  Accumulation unit value:
    Beginning of period                    $10.44          $10.17          $10.01           N/A            N/A
    End of period                          $9.62           $10.44          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,525           4,843            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1083)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(566)

  Accumulation unit value:
    Beginning of period                    $16.50          $15.04          $11.63         $10.01          $8.89
    End of period                          $8.97           $16.50          $15.04         $11.63          $10.01
  Accumulation units outstanding
  at the end of period                     13,424          26,587          21,609         16,940          3,389

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(566)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $23.85          $22.55          $20.54         $19.74          $17.08
    End of period                          $12.98          $23.85          $22.55         $20.54          $19.74
  Accumulation units outstanding
  at the end of period                      518            2,905           2,610           2,794          2,575

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $13.04           N/A
    End of period                          $17.08           N/A
  Accumulation units outstanding
  at the end of period                     2,392            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.86          $14.69         $14.64          $14.39
    End of period                          $16.16          $15.48          $14.86         $14.69          $14.64
  Accumulation units outstanding
  at the end of period                     12,074          11,998          11,968         10,078          4,909

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $14.52           N/A
    End of period                          $14.39           N/A
  Accumulation units outstanding
  at the end of period                     3,974            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                    $14.00          $10.84          $9.98            N/A            N/A
    End of period                          $6.85           $14.00          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,832          25,952          5,200            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(298)

  Accumulation unit value:
    Beginning of period                    $18.84          $19.74          $17.59         $16.50          $13.50
    End of period                          $11.27          $18.84          $19.74         $17.59          $16.50
  Accumulation units outstanding
  at the end of period                     5,184           12,676          10,726         12,818          10,405

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(298)

  Accumulation unit value:
    Beginning of period                    $10.27           N/A
    End of period                          $13.50           N/A
  Accumulation units outstanding
  at the end of period                     9,152            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(316)

  Accumulation unit value:
    Beginning of period                    $15.00          $16.43          $14.36         $14.00          $12.39
    End of period                          $9.03           $15.00          $16.43         $14.36          $14.00
  Accumulation units outstanding
  at the end of period                     3,653           4,989           5,529          10,237          7,187

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(316)

  Accumulation unit value:
    Beginning of period                    $9.11            N/A
    End of period                          $12.39           N/A
  Accumulation units outstanding
  at the end of period                     5,155            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $9.68            N/A             N/A             N/A            N/A
    End of period                          $6.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,615            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(303)

  Accumulation unit value:
    Beginning of period                    $11.54          $12.12          $11.03         $11.59          $9.71
    End of period                          $7.32           $11.54          $12.12         $11.03          $11.59
  Accumulation units outstanding
  at the end of period                     35,209         101,075         113,058         122,802         81,191

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(303)

  Accumulation unit value:
    Beginning of period                    $6.98            N/A
    End of period                          $9.71            N/A
  Accumulation units outstanding
  at the end of period                     57,024           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(309)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.05          $10.88         $10.90          $10.74
    End of period                          $11.71          $11.52          $11.05         $10.88          $10.90
  Accumulation units outstanding
  at the end of period                     39,440          34,127          36,784         33,544          16,926

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(309)

  Accumulation unit value:
    Beginning of period                    $10.67           N/A
    End of period                          $10.74           N/A
  Accumulation units outstanding
  at the end of period                     17,605           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(795)

  Accumulation unit value:
    Beginning of period                    $5.94           $5.81           $4.36           $4.12           N/A
    End of period                          $3.51           $5.94           $5.81           $4.36           N/A
  Accumulation units outstanding
  at the end of period                     1,281           1,284           1,284           1,695           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(752)

  Accumulation unit value:
    Beginning of period                    $10.11          $11.20          $10.07         $10.06           N/A
    End of period                          $6.80           $10.11          $11.20         $10.07           N/A
  Accumulation units outstanding
  at the end of period                     2,503             -               -              461            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(752)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(294)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.91          $8.59           $9.30          $9.22
    End of period                          $5.71           $10.79          $10.91          $8.59          $9.30
  Accumulation units outstanding
  at the end of period                     46,013         109,967         119,094         123,421         98,111

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(294)

  Accumulation unit value:
    Beginning of period                    $6.75            N/A
    End of period                          $9.22            N/A
  Accumulation units outstanding
  at the end of period                     80,710           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $10.37          $11.76          $10.04           N/A            N/A
    End of period                          $5.14           $10.37          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,375          81,706          9,896            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(296)

  Accumulation unit value:
    Beginning of period                    $9.54           $9.39           $8.20           $8.03          $7.36
    End of period                          $5.81           $9.54           $9.39           $8.20          $8.03
  Accumulation units outstanding
  at the end of period                      956            15,228          29,591         23,734          13,075

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(296)

  Accumulation unit value:
    Beginning of period                    $5.76            N/A
    End of period                          $7.36            N/A
  Accumulation units outstanding
  at the end of period                     11,688           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(900)

  Accumulation unit value:
    Beginning of period                    $11.48          $14.19          $12.20         $11.31           N/A
    End of period                          $5.55           $11.48          $14.19         $12.20           N/A
  Accumulation units outstanding
  at the end of period                     1,420           1,443           1,019           1,183           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(303)

  Accumulation unit value:
    Beginning of period                    $18.40          $16.90          $12.31         $11.40          $9.09
    End of period                          $9.28           $18.40          $16.90         $12.31          $11.40
  Accumulation units outstanding
  at the end of period                     36,381          98,351         108,053         116,774         65,763

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(303)

  Accumulation unit value:
    Beginning of period                    $6.32            N/A
    End of period                          $9.09            N/A
  Accumulation units outstanding
  at the end of period                     49,662           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.45          $11.00         $10.43          $10.16
    End of period                          $9.08           $12.07          $11.45         $11.00          $10.43
  Accumulation units outstanding
  at the end of period                     1,397           2,372           2,409           3,293            74

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                    $9.23            N/A             N/A             N/A            N/A
    End of period                          $6.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,218           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(294)

  Accumulation unit value:
    Beginning of period                    $19.71          $18.23          $14.81         $13.34          $11.40
    End of period                          $11.02          $19.71          $18.23         $14.81          $13.34
  Accumulation units outstanding
  at the end of period                     26,641          32,049          51,199         53,056          33,798

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(294)

  Accumulation unit value:
    Beginning of period                    $7.92            N/A
    End of period                          $11.40           N/A
  Accumulation units outstanding
  at the end of period                     32,049           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                    $13.66          $13.75          $11.81         $10.89          $9.87
    End of period                          $7.69           $13.66          $13.75         $11.81          $10.89
  Accumulation units outstanding
  at the end of period                    291,273         468,197         376,461         266,515         20,012

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.69          $9.42            N/A            N/A
    End of period                          $6.28           $11.89          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,019          48,464           425             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                    $12.56          $10.77          $10.49         $10.82          $10.47
    End of period                          $7.20           $12.56          $10.77         $10.49          $10.82
  Accumulation units outstanding
  at the end of period                     4,270           10,245          6,037          10,207          1,886

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.33           N/A             N/A            N/A
    End of period                          $6.10           $11.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              387             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(567)

  Accumulation unit value:
    Beginning of period                    $35.39          $26.71          $22.56         $16.84          $14.17
    End of period                          $21.55          $35.39          $26.71         $22.56          $16.84
  Accumulation units outstanding
  at the end of period                     9,606           20,780          6,806           8,253          4,980

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(567)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(303)

  Accumulation unit value:
    Beginning of period                    $13.69          $13.30          $12.97          $9.64          $8.37
    End of period                          $6.75           $13.69          $13.30         $12.97          $9.64
  Accumulation units outstanding
  at the end of period                     37,733          91,311         102,222         115,130         72,877

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(303)

  Accumulation unit value:
    Beginning of period                    $7.12            N/A
    End of period                          $8.37            N/A
  Accumulation units outstanding
  at the end of period                     55,789           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1134)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.16          $9.60            N/A            N/A
    End of period                          $7.06           $10.71          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,855           7,060            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(294)

  Accumulation unit value:
    Beginning of period                    $15.67          $14.88          $13.85         $12.62          $11.12
    End of period                          $9.58           $15.67          $14.88         $13.85          $12.62
  Accumulation units outstanding
  at the end of period                     15,061          37,467          58,720         54,890          36,650

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(294)

  Accumulation unit value:
    Beginning of period                    $8.03            N/A
    End of period                          $11.12           N/A
  Accumulation units outstanding
  at the end of period                     30,979           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(309)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.89          $10.55         $10.31          $9.56
    End of period                          $7.47           $12.22          $11.89         $10.55          $10.31
  Accumulation units outstanding
  at the end of period                     28,881          57,021          64,617         62,665          57,881

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(309)

  Accumulation unit value:
    Beginning of period                    $7.71            N/A
    End of period                          $9.56            N/A
  Accumulation units outstanding
  at the end of period                     48,300           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1325)

  Accumulation unit value:
    Beginning of period                    $8.81           $10.33           N/A             N/A            N/A
    End of period                          $6.02           $8.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             60,633           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(303)

  Accumulation unit value:
    Beginning of period                    $17.91          $20.41          $19.03         $17.83          $16.17
    End of period                          $10.52          $17.91          $20.41         $19.03          $17.83
  Accumulation units outstanding
  at the end of period                     24,579          56,483          64,127         59,977          38,388

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(303)

  Accumulation unit value:
    Beginning of period                    $11.32           N/A
    End of period                          $16.17           N/A
  Accumulation units outstanding
  at the end of period                     30,280           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(294)

  Accumulation unit value:
    Beginning of period                    $14.58          $15.20          $13.21         $12.93          $11.24
    End of period                          $9.30           $14.58          $15.20         $13.21          $12.93
  Accumulation units outstanding
  at the end of period                     16,499          33,370          45,315         42,539          31,465

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(294)

  Accumulation unit value:
    Beginning of period                    $7.52            N/A
    End of period                          $11.24           N/A
  Accumulation units outstanding
  at the end of period                     28,642           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(765)

  Accumulation unit value:
    Beginning of period                    $6.69           $5.96           $5.56           $5.22           N/A
    End of period                          $3.71           $6.69           $5.96           $5.56           N/A
  Accumulation units outstanding
  at the end of period                     2,383           2,222           2,241           4,369           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(709)

  Accumulation unit value:
    Beginning of period                    $17.56          $15.00          $15.52         $11.41          $10.59
    End of period                          $9.04           $17.56          $15.00         $15.52          $11.41
  Accumulation units outstanding
  at the end of period                     25,277          52,700          64,722         47,707          9,543

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(706)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.08          $11.90         $11.06          $10.49
    End of period                          $7.95           $14.19          $13.08         $11.90          $11.06
  Accumulation units outstanding
  at the end of period                     12,753          24,221          27,818         25,776          8,259

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $14.73          $14.14          $12.34         $11.07          $9.58
    End of period                          $8.53           $14.73          $14.14         $12.34          $11.07
  Accumulation units outstanding
  at the end of period                     14,097          16,141          11,333         17,773          10,185

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $6.51            N/A
    End of period                          $9.58            N/A
  Accumulation units outstanding
  at the end of period                     2,684            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.88          $10.27           N/A             N/A            N/A
    End of period                          $10.26          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,781          2,009            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $14.40          $13.58          $13.40         $13.37          $13.06
    End of period                          $14.17          $14.40          $13.58         $13.40          $13.37
  Accumulation units outstanding
  at the end of period                     32,271          38,742          39,034         29,395          18,650

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $12.87           N/A
    End of period                          $13.06           N/A
  Accumulation units outstanding
  at the end of period                     18,371           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(299)

  Accumulation unit value:
    Beginning of period                    $20.51          $22.54          $20.22         $18.98          $17.13
    End of period                          $11.96          $20.51          $22.54         $20.22          $18.98
  Accumulation units outstanding
  at the end of period                       -               -               11              -            5,319

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(299)

  Accumulation unit value:
    Beginning of period                    $13.24           N/A
    End of period                          $17.13           N/A
  Accumulation units outstanding
  at the end of period                     6,165            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.09          $13.51          $12.47         $12.52          $12.19
    End of period                          $8.88           $13.09          $13.51         $12.47          $12.52
  Accumulation units outstanding
  at the end of period                     18,178          20,580          23,110         22,237          15,268

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(298)

  Accumulation unit value:
    Beginning of period                    $19.61          $21.21          $19.15         $18.63          $17.33
    End of period                          $10.14          $19.61          $21.21         $19.15          $18.63
  Accumulation units outstanding
  at the end of period                     1,702            903             512             737            908

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(298)

  Accumulation unit value:
    Beginning of period                    $13.33           N/A
    End of period                          $17.33           N/A
  Accumulation units outstanding
  at the end of period                      823             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1908)

  Accumulation unit value:
    Beginning of period                    $8.18            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,050           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1908)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $6.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,843           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.44          $9.82            N/A             N/A            N/A
    End of period                          $6.22           $10.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,644           1,649            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $7.55            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,287            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.46          $9.97            N/A             N/A            N/A
    End of period                          $6.69           $10.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      785             789             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $15.63          $14.61          $12.90         $12.14          $11.00
    End of period                          $9.31           $15.63          $14.61         $12.90          $12.14
  Accumulation units outstanding
  at the end of period                     1,484           12,877          12,816         12,824          26,916

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $9.48            N/A
    End of period                          $11.00           N/A
  Accumulation units outstanding
  at the end of period                     11,998           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(733)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.06          $10.47         $10.30          $10.27
    End of period                          $9.73           $11.52          $11.06         $10.47          $10.30
  Accumulation units outstanding
  at the end of period                     23,564          18,586          16,520         15,087           153

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(326)

  Accumulation unit value:
    Beginning of period                    $15.50          $14.55          $13.01         $12.36          $11.33
    End of period                          $9.82           $15.50          $14.55         $13.01          $12.36
  Accumulation units outstanding
  at the end of period                     8,736           60,379          62,713         45,587          38,108

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(326)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A
    End of period                          $11.33           N/A
  Accumulation units outstanding
  at the end of period                     21,395           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(679)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.67          $10.79         $10.49          $9.96
    End of period                          $9.50           $12.32          $11.67         $10.79          $10.49
  Accumulation units outstanding
  at the end of period                     40,787          42,000          55,612         52,280          28,175

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $14.72          $13.83          $12.58         $12.07          $11.24
    End of period                          $10.46          $14.72          $13.83         $12.58          $12.07
  Accumulation units outstanding
  at the end of period                     45,625          88,117          91,072         80,072          33,374

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $9.66            N/A
    End of period                          $11.24           N/A
  Accumulation units outstanding
  at the end of period                     24,982           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1143)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.79          $10.06           N/A            N/A
    End of period                          $7.90           $11.54          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,079             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1117)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.53          $9.84            N/A            N/A
    End of period                          $8.85           $11.03          $10.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1117)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.86            N/A             N/A             N/A            N/A
    End of period                          $6.34            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,154            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(298)

  Accumulation unit value:
    Beginning of period                    $26.18          $24.86          $22.33         $21.64          $19.92
    End of period                          $20.34          $26.18          $24.86         $22.33          $21.64
  Accumulation units outstanding
  at the end of period                     9,132           12,061          8,703           7,369          5,850

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(298)

  Accumulation unit value:
    Beginning of period                    $16.20           N/A
    End of period                          $19.92           N/A
  Accumulation units outstanding
  at the end of period                     1,894            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(294)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.85          $11.57         $11.50          $11.64
    End of period                          $12.17          $12.16          $11.85         $11.57          $11.50
  Accumulation units outstanding
  at the end of period                     7,111           21,458          31,326         29,125          8,337

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(294)

  Accumulation unit value:
    Beginning of period                    $11.79           N/A
    End of period                          $11.64           N/A
  Accumulation units outstanding
  at the end of period                     6,678            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(403)

  Accumulation unit value:
    Beginning of period                    $21.50          $20.35          $17.18         $16.21          $14.41
    End of period                          $14.04          $21.50          $20.35         $17.18          $16.21
  Accumulation units outstanding
  at the end of period                     2,612           11,296          15,401         11,210          4,908

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(403)

  Accumulation unit value:
    Beginning of period                    $13.07           N/A
    End of period                          $14.41           N/A
  Accumulation units outstanding
  at the end of period                     1,921            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(298)

  Accumulation unit value:
    Beginning of period                    $30.27          $28.06          $25.19         $24.23          $22.51
    End of period                          $16.95          $30.27          $28.06         $25.19          $24.23
  Accumulation units outstanding
  at the end of period                     5,991           12,294          7,353           8,830          4,352

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(298)

  Accumulation unit value:
    Beginning of period                    $17.20           N/A
    End of period                          $22.51           N/A
  Accumulation units outstanding
  at the end of period                     1,340            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(313)

  Accumulation unit value:
    Beginning of period                    $42.26          $36.80          $35.17         $31.46          $27.20
    End of period                          $24.57          $42.26          $36.80         $35.17          $31.46
  Accumulation units outstanding
  at the end of period                     7,243           9,688           5,704           6,162          3,936

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(313)

  Accumulation unit value:
    Beginning of period                    $20.80           N/A
    End of period                          $27.20           N/A
  Accumulation units outstanding
  at the end of period                     3,882            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(294)

  Accumulation unit value:
    Beginning of period                    $15.50          $15.69          $13.34         $12.83          $11.36
    End of period                          $9.04           $15.50          $15.69         $13.34          $12.83
  Accumulation units outstanding
  at the end of period                     29,773          27,418          22,119         25,217          15,448

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(294)

  Accumulation unit value:
    Beginning of period                    $8.40            N/A
    End of period                          $11.36           N/A
  Accumulation units outstanding
  at the end of period                     9,604            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.05%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(837)

  Accumulation unit value:
    Beginning of period                    $12.84          $15.42          $11.54         $10.26           N/A
    End of period                          $8.09           $12.84          $15.42         $11.54           N/A
  Accumulation units outstanding
  at the end of period                     13,514          18,632          23,056          6,783           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(837)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(336)

  Accumulation unit value:
    Beginning of period                    $17.74          $16.49          $13.73         $12.66          $11.11
    End of period                          $10.26          $17.74          $16.49         $13.73          $12.66
  Accumulation units outstanding
  at the end of period                     24,696          28,034          17,213         17,006          12,809

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(336)

  Accumulation unit value:
    Beginning of period                    $9.15            N/A
    End of period                          $11.11           N/A
  Accumulation units outstanding
  at the end of period                     6,152            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(293)

  Accumulation unit value:
    Beginning of period                    $13.79          $12.16          $11.51         $10.96          $10.17
    End of period                          $8.42           $13.79          $12.16         $11.51          $10.96
  Accumulation units outstanding
  at the end of period                     50,897          59,698          49,877         51,027          48,918

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(293)

  Accumulation unit value:
    Beginning of period                    $8.36            N/A
    End of period                          $10.17           N/A
  Accumulation units outstanding
  at the end of period                     11,809           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(386)

  Accumulation unit value:
    Beginning of period                    $15.19          $13.92          $12.41         $11.69          $11.16
    End of period                          $8.97           $15.19          $13.92         $12.41          $11.69
  Accumulation units outstanding
  at the end of period                     12,323          13,625          20,791         21,426          20,383

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(386)

  Accumulation unit value:
    Beginning of period                    $9.53            N/A
    End of period                          $11.16           N/A
  Accumulation units outstanding
  at the end of period                     14,712           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(307)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.58          $10.67          $9.89          $9.23
    End of period                          $8.60           $12.24          $11.58         $10.67          $9.89
  Accumulation units outstanding
  at the end of period                     35,970          42,815          36,466         36,602          35,210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(307)

  Accumulation unit value:
    Beginning of period                    $8.25            N/A
    End of period                          $9.23            N/A
  Accumulation units outstanding
  at the end of period                     6,603            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(644)

  Accumulation unit value:
    Beginning of period                    $28.56          $24.16          $21.77         $21.80          $18.49
    End of period                          $16.09          $28.56          $24.16         $21.77          $21.80
  Accumulation units outstanding
  at the end of period                     7,711           3,321           1,779           2,517           996

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(644)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.15            N/A             N/A             N/A            N/A
    End of period                          $4.45            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,771            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(336)

  Accumulation unit value:
    Beginning of period                    $27.71          $25.78          $25.15         $24.53          $22.42
    End of period                          $16.05          $27.71          $25.78         $25.15          $24.53
  Accumulation units outstanding
  at the end of period                     5,444           5,865           6,278           7,530          43,449

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(336)

  Accumulation unit value:
    Beginning of period                    $19.04           N/A
    End of period                          $22.42           N/A
  Accumulation units outstanding
  at the end of period                     7,903            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.63          $10.18           N/A             N/A            N/A
    End of period                          $6.51           $13.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,339          26,633           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.64          $9.85            N/A             N/A            N/A
    End of period                          $6.50           $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,135            739             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(302)

  Accumulation unit value:
    Beginning of period                    $17.89          $18.16          $16.50         $16.29          $15.63
    End of period                          $10.69          $17.89          $18.16         $16.50          $16.29
  Accumulation units outstanding
  at the end of period                     15,843          17,371          21,199         25,657          26,221

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(302)

  Accumulation unit value:
    Beginning of period                    $12.71           N/A
    End of period                          $15.63           N/A
  Accumulation units outstanding
  at the end of period                     9,050            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(359)

  Accumulation unit value:
    Beginning of period                    $24.07          $21.92          $18.63         $18.55          $15.93
    End of period                          $14.55          $24.07          $21.92         $18.63          $18.55
  Accumulation units outstanding
  at the end of period                     17,402          21,272          17,423         17,819          17,793

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(359)

  Accumulation unit value:
    Beginning of period                    $13.19           N/A
    End of period                          $15.93           N/A
  Accumulation units outstanding
  at the end of period                     7,192            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.00           N/A             N/A            N/A
    End of period                          $6.19           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,134          62,091           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.85            N/A             N/A            N/A
    End of period                          $5.74           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,868           3,433            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.83          $10.00           N/A            N/A
    End of period                          $7.44           $10.81          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,156          21,480          5,239            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.06           N/A             N/A            N/A
    End of period                          $5.98           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,871           6,791            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $11.54          $12.55          $10.88         $10.43           N/A
    End of period                          $7.56           $11.54          $12.55         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     8,856           7,010           4,915           5,109           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(385)

  Accumulation unit value:
    Beginning of period                    $18.92          $18.04          $17.59         $17.50          $16.71
    End of period                          $17.57          $18.92          $18.04         $17.59          $17.50
  Accumulation units outstanding
  at the end of period                     33,516          51,499          48,860         49,671          40,551

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(385)

  Accumulation unit value:
    Beginning of period                    $15.90           N/A
    End of period                          $16.71           N/A
  Accumulation units outstanding
  at the end of period                     8,828            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.83          $12.74          $11.24         $10.15           N/A
    End of period                          $8.03           $12.83          $12.74         $11.24           N/A
  Accumulation units outstanding
  at the end of period                     10,505          9,893           12,695          4,188           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.44          $10.17          $10.00           N/A            N/A
    End of period                          $9.62           $10.44          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,569          9,481           7,845            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(420)

  Accumulation unit value:
    Beginning of period                    $16.49          $15.04          $11.63         $10.01          $8.34
    End of period                          $8.97           $16.49          $15.04         $11.63          $10.01
  Accumulation units outstanding
  at the end of period                     47,480          63,947         114,383         110,049        125,519

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(420)

  Accumulation unit value:
    Beginning of period                    $7.14            N/A
    End of period                          $8.34            N/A
  Accumulation units outstanding
  at the end of period                     6,869            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $23.83          $22.53          $20.53         $19.73          $17.07
    End of period                          $12.97          $23.83          $22.53         $20.53          $19.73
  Accumulation units outstanding
  at the end of period                     6,274           9,398           6,264           5,178          3,823

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $14.84           N/A
    End of period                          $17.07           N/A
  Accumulation units outstanding
  at the end of period                     1,005            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(394)

  Accumulation unit value:
    Beginning of period                    $15.47          $14.85          $14.68         $14.64          $14.39
    End of period                          $16.15          $15.47          $14.85         $14.68          $14.64
  Accumulation units outstanding
  at the end of period                     47,129          46,874          47,972         44,751          37,681

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(394)

  Accumulation unit value:
    Beginning of period                    $14.12           N/A
    End of period                          $14.39           N/A
  Accumulation units outstanding
  at the end of period                     13,262           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $14.00          $10.84          $10.00           N/A            N/A
    End of period                          $6.85           $14.00          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     57,672          28,435          3,364            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(302)

  Accumulation unit value:
    Beginning of period                    $18.82          $19.73          $17.58         $16.49          $13.49
    End of period                          $11.26          $18.82          $19.73         $17.58          $16.49
  Accumulation units outstanding
  at the end of period                     35,151          49,866          56,521         59,026          54,788

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(302)

  Accumulation unit value:
    Beginning of period                    $10.46           N/A
    End of period                          $13.49           N/A
  Accumulation units outstanding
  at the end of period                     9,405            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(293)

  Accumulation unit value:
    Beginning of period                    $14.99          $16.42          $14.35         $14.00          $12.38
    End of period                          $9.02           $14.99          $16.42         $14.35          $14.00
  Accumulation units outstanding
  at the end of period                     24,227          31,914          39,202         55,410          54,544

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(293)

  Accumulation unit value:
    Beginning of period                    $8.82            N/A
    End of period                          $12.38           N/A
  Accumulation units outstanding
  at the end of period                     5,228            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                    $9.78           $10.37           N/A             N/A            N/A
    End of period                          $6.11           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,659           3,535            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(293)

  Accumulation unit value:
    Beginning of period                    $11.54          $12.12          $11.02         $11.59          $9.70
    End of period                          $7.32           $11.54          $12.12         $11.02          $11.59
  Accumulation units outstanding
  at the end of period                    291,329         382,574         455,994         485,702        371,020

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(293)

  Accumulation unit value:
    Beginning of period                    $7.12            N/A
    End of period                          $9.70            N/A
  Accumulation units outstanding
  at the end of period                     86,154           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(356)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.05          $10.88         $10.90          $10.74
    End of period                          $11.70          $11.52          $11.05         $10.88          $10.90
  Accumulation units outstanding
  at the end of period                     79,282         111,880         106,847         111,471         82,028

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(356)

  Accumulation unit value:
    Beginning of period                    $10.93           N/A
    End of period                          $10.74           N/A
  Accumulation units outstanding
  at the end of period                     16,272           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(513)

  Accumulation unit value:
    Beginning of period                    $5.94           $5.81           $4.36           $4.41          $4.14
    End of period                          $3.51           $5.94           $5.81           $4.36          $4.41
  Accumulation units outstanding
  at the end of period                     14,174          11,548          9,670           3,247          6,922

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(513)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(513)

  Accumulation unit value:
    Beginning of period                    $10.10          $11.19          $10.07         $10.53          $9.92
    End of period                          $6.80           $10.10          $11.19         $10.07          $10.53
  Accumulation units outstanding
  at the end of period                     2,695           2,991           3,354           2,985          2,288

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(513)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(293)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.90          $8.59           $9.29          $9.22
    End of period                          $5.70           $10.79          $10.90          $8.59          $9.29
  Accumulation units outstanding
  at the end of period                    324,747         403,130         519,722         561,474        416,193

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(293)

  Accumulation unit value:
    Beginning of period                    $7.02            N/A
    End of period                          $9.22            N/A
  Accumulation units outstanding
  at the end of period                     86,351           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                    $10.37          $11.76          $10.08           N/A            N/A
    End of period                          $5.14           $10.37          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,236          10,461          18,188           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(302)

  Accumulation unit value:
    Beginning of period                    $9.53           $9.37           $8.19           $8.02          $7.35
    End of period                          $5.81           $9.53           $9.37           $8.19          $8.02
  Accumulation units outstanding
  at the end of period                     30,417          36,631          35,671         36,994          36,280

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(302)

  Accumulation unit value:
    Beginning of period                    $5.81            N/A
    End of period                          $7.35            N/A
  Accumulation units outstanding
  at the end of period                     6,737            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(513)

  Accumulation unit value:
    Beginning of period                    $11.48          $14.18          $12.20         $11.73          $11.01
    End of period                          $5.55           $11.48          $14.18         $12.20          $11.73
  Accumulation units outstanding
  at the end of period                     11,859          6,580           9,660           8,281          11,500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(513)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(369)

  Accumulation unit value:
    Beginning of period                    $18.41          $16.91          $12.32         $11.41          $9.09
    End of period                          $9.29           $18.41          $16.91         $12.32          $11.41
  Accumulation units outstanding
  at the end of period                    298,605         369,164         485,985         531,134        363,072

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(369)

  Accumulation unit value:
    Beginning of period                    $7.87            N/A
    End of period                          $9.09            N/A
  Accumulation units outstanding
  at the end of period                     83,825           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(507)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.45          $10.99         $10.43          $10.69
    End of period                          $9.08           $12.06          $11.45         $10.99          $10.43
  Accumulation units outstanding
  at the end of period                     13,956          13,984          14,855         19,417          29,914

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(507)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(369)

  Accumulation unit value:
    Beginning of period                    $19.74          $18.26          $14.84         $13.37          $11.42
    End of period                          $11.04          $19.74          $18.26         $14.84          $13.37
  Accumulation units outstanding
  at the end of period                     96,867         110,360         115,926         125,351         88,817

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(369)

  Accumulation unit value:
    Beginning of period                    $9.36            N/A
    End of period                          $11.42           N/A
  Accumulation units outstanding
  at the end of period                     22,997           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.66          $13.75          $11.81         $10.89          $9.76
    End of period                          $7.69           $13.66          $13.75         $11.81          $10.89
  Accumulation units outstanding
  at the end of period                    224,306         309,503         346,936         244,283         17,438

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.69          $10.04           N/A            N/A
    End of period                          $6.28           $11.89          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,447          27,266           197             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $12.56          $10.77          $10.49         $10.82          $10.12
    End of period                          $7.20           $12.56          $10.77         $10.49          $10.82
  Accumulation units outstanding
  at the end of period                     48,862          53,859          50,931         44,303           530

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                    $11.50           N/A             N/A             N/A            N/A
    End of period                          $6.10            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,835            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(513)

  Accumulation unit value:
    Beginning of period                    $35.38          $26.70          $22.56         $16.83          $13.32
    End of period                          $21.54          $35.38          $26.70         $22.56          $16.83
  Accumulation units outstanding
  at the end of period                     21,811          25,907          30,218         31,817          15,094

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(513)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(293)

  Accumulation unit value:
    Beginning of period                    $13.68          $13.30          $12.97          $9.64          $8.36
    End of period                          $6.75           $13.68          $13.30         $12.97          $9.64
  Accumulation units outstanding
  at the end of period                    281,200         347,775         437,611         496,136        414,523

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(293)

  Accumulation unit value:
    Beginning of period                    $7.02            N/A
    End of period                          $8.36            N/A
  Accumulation units outstanding
  at the end of period                    104,748           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.16          $9.30            N/A            N/A
    End of period                          $7.06           $10.71          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       68              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(356)

  Accumulation unit value:
    Beginning of period                    $15.66          $14.88          $13.84         $12.62          $11.12
    End of period                          $9.58           $15.66          $14.88         $13.84          $12.62
  Accumulation units outstanding
  at the end of period                    124,284         121,295         130,531         130,728         97,550

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(356)

  Accumulation unit value:
    Beginning of period                    $9.33            N/A
    End of period                          $11.12           N/A
  Accumulation units outstanding
  at the end of period                     14,695           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(356)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.89          $10.55         $10.31          $9.56
    End of period                          $7.46           $12.22          $11.89         $10.55          $10.31
  Accumulation units outstanding
  at the end of period                    196,163         224,838         252,010         256,804        207,347

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(356)

  Accumulation unit value:
    Beginning of period                    $8.43            N/A
    End of period                          $9.56            N/A
  Accumulation units outstanding
  at the end of period                     32,670           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $8.81           $10.18           N/A             N/A            N/A
    End of period                          $6.02           $8.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,176            886             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(369)

  Accumulation unit value:
    Beginning of period                    $17.92          $20.43          $19.05         $17.85          $16.18
    End of period                          $10.53          $17.92          $20.43         $19.05          $17.85
  Accumulation units outstanding
  at the end of period                    167,944         221,351         267,171         286,042        211,391

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(369)

  Accumulation unit value:
    Beginning of period                    $13.57           N/A
    End of period                          $16.18           N/A
  Accumulation units outstanding
  at the end of period                     49,151           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(293)

  Accumulation unit value:
    Beginning of period                    $14.58          $15.20          $13.21         $12.93          $11.24
    End of period                          $9.29           $14.58          $15.20         $13.21          $12.93
  Accumulation units outstanding
  at the end of period                    107,572         119,206         125,863         128,223         95,771

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(293)

  Accumulation unit value:
    Beginning of period                    $7.70            N/A
    End of period                          $11.24           N/A
  Accumulation units outstanding
  at the end of period                     19,723           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(513)

  Accumulation unit value:
    Beginning of period                    $6.68           $5.96           $5.56           $5.54          $5.79
    End of period                          $3.71           $6.68           $5.96           $5.56          $5.54
  Accumulation units outstanding
  at the end of period                     16,746          20,993          13,373         18,780          40,708

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(513)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(685)

  Accumulation unit value:
    Beginning of period                    $17.55          $15.00          $15.52         $11.41          $9.62
    End of period                          $9.04           $17.55          $15.00         $15.52          $11.41
  Accumulation units outstanding
  at the end of period                    127,011         163,462         172,681         160,443         9,824

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.08          $11.90         $11.06          $9.77
    End of period                          $7.95           $14.19          $13.08         $11.90          $11.06
  Accumulation units outstanding
  at the end of period                     43,910          43,123         155,323         137,923         5,695

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(349)

  Accumulation unit value:
    Beginning of period                    $14.72          $14.14          $12.34         $11.07          $9.58
    End of period                          $8.53           $14.72          $14.14         $12.34          $11.07
  Accumulation units outstanding
  at the end of period                     33,345          46,261          65,515         61,553          67,111

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(349)

  Accumulation unit value:
    Beginning of period                    $7.86            N/A
    End of period                          $9.58            N/A
  Accumulation units outstanding
  at the end of period                     22,050           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1778)

  Accumulation unit value:
    Beginning of period                    $7.84            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,010            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1778)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.87          $10.25           N/A             N/A            N/A
    End of period                          $10.26          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,601          2,762            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(302)

  Accumulation unit value:
    Beginning of period                    $14.40          $13.58          $13.39         $13.36          $13.06
    End of period                          $14.16          $14.40          $13.58         $13.39          $13.36
  Accumulation units outstanding
  at the end of period                    120,512         111,162         130,534         115,995         99,545

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(302)

  Accumulation unit value:
    Beginning of period                    $12.89           N/A
    End of period                          $13.06           N/A
  Accumulation units outstanding
  at the end of period                     22,170           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(293)

  Accumulation unit value:
    Beginning of period                    $20.46          $22.52          $20.21         $18.97          $17.13
    End of period                          $11.93          $20.46          $22.52         $20.21          $18.97
  Accumulation units outstanding
  at the end of period                     2,425           1,672           1,550           1,563          2,589

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(293)

  Accumulation unit value:
    Beginning of period                    $13.77           N/A
    End of period                          $17.13           N/A
  Accumulation units outstanding
  at the end of period                     1,840            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.08          $13.50          $12.47         $12.51          $12.18
    End of period                          $8.87           $13.08          $13.50         $12.47          $12.51
  Accumulation units outstanding
  at the end of period                     50,039          62,354          73,643         67,788          75,211

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $5.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      977             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       42             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(386)

  Accumulation unit value:
    Beginning of period                    $19.60          $21.20          $19.14         $18.62          $17.32
    End of period                          $10.13          $19.60          $21.20         $19.14          $18.62
  Accumulation units outstanding
  at the end of period                     7,351           9,920           10,020         10,400          11,612

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(386)

  Accumulation unit value:
    Beginning of period                    $15.45           N/A
    End of period                          $17.32           N/A
  Accumulation units outstanding
  at the end of period                     5,205            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1913)

  Accumulation unit value:
    Beginning of period                    $7.28            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      345             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.53            N/A             N/A             N/A            N/A
    End of period                          $6.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,327            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.13            N/A             N/A             N/A            N/A
    End of period                          $6.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,444            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.34           N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,335            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $7.55            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,483            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $6.69            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,916            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.12            N/A             N/A             N/A            N/A
    End of period                          $7.08            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,755           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $8.97            N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,680            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(405)

  Accumulation unit value:
    Beginning of period                    $15.62          $14.60          $12.90         $12.14          $11.00
    End of period                          $9.31           $15.62          $14.60         $12.90          $12.14
  Accumulation units outstanding
  at the end of period                    173,938         219,942         286,781         347,603        391,537

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(405)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A
    End of period                          $11.00           N/A
  Accumulation units outstanding
  at the end of period                     54,331           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.07          $10.47         $10.30          $9.96
    End of period                          $9.74           $11.52          $11.07         $10.47          $10.30
  Accumulation units outstanding
  at the end of period                     79,398          18,960          17,330          3,161          2,808

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(307)

  Accumulation unit value:
    Beginning of period                    $15.49          $14.55          $13.01         $12.36          $11.32
    End of period                          $9.81           $15.49          $14.55         $13.01          $12.36
  Accumulation units outstanding
  at the end of period                    474,368         599,802         642,851         719,624        712,536

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(307)

  Accumulation unit value:
    Beginning of period                    $9.36            N/A
    End of period                          $11.32           N/A
  Accumulation units outstanding
  at the end of period                    152,494           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(676)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.67          $10.79         $10.49          $10.00
    End of period                          $9.50           $12.31          $11.67         $10.79          $10.49
  Accumulation units outstanding
  at the end of period                     55,818          56,961          52,380         41,446          16,012

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(676)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(365)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.84          $12.60         $12.08          $11.25
    End of period                          $10.47          $14.73          $13.84         $12.60          $12.08
  Accumulation units outstanding
  at the end of period                    320,234         397,564         382,060         414,294        345,178

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(365)

  Accumulation unit value:
    Beginning of period                    $10.58           N/A
    End of period                          $11.25           N/A
  Accumulation units outstanding
  at the end of period                    102,216           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $10.83           N/A             N/A             N/A            N/A
    End of period                          $7.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,271            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.03          $10.73           N/A             N/A            N/A
    End of period                          $8.85           $11.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,580           9,580            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.10            N/A             N/A             N/A            N/A
    End of period                          $6.34            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,372            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                    $26.17          $24.85          $22.32         $21.63          $19.91
    End of period                          $20.32          $26.17          $24.85         $22.32          $21.63
  Accumulation units outstanding
  at the end of period                     35,136          36,008          45,000         48,049          45,812

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                    $18.18           N/A
    End of period                          $19.91           N/A
  Accumulation units outstanding
  at the end of period                     11,375           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(420)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.84          $11.56         $11.49          $11.64
    End of period                          $12.17          $12.15          $11.84         $11.56          $11.49
  Accumulation units outstanding
  at the end of period                     96,673          83,128          55,261         62,979          44,722

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(420)

  Accumulation unit value:
    Beginning of period                    $11.69           N/A
    End of period                          $11.64           N/A
  Accumulation units outstanding
  at the end of period                     7,714            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(386)

  Accumulation unit value:
    Beginning of period                    $21.49          $20.35          $17.17         $16.21          $14.41
    End of period                          $14.04          $21.49          $20.35         $17.17          $16.21
  Accumulation units outstanding
  at the end of period                     24,420          28,515          36,283         37,106          29,589

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(386)

  Accumulation unit value:
    Beginning of period                    $12.41           N/A
    End of period                          $14.41           N/A
  Accumulation units outstanding
  at the end of period                     3,925            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $30.25          $28.05          $25.18         $24.22          $22.50
    End of period                          $16.94          $30.25          $28.05         $25.18          $24.22
  Accumulation units outstanding
  at the end of period                     30,743          36,450          28,131         31,215          21,832

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $18.10           N/A
    End of period                          $22.50           N/A
  Accumulation units outstanding
  at the end of period                     8,622            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $42.23          $36.78          $35.15         $31.44          $27.19
    End of period                          $24.56          $42.23          $36.78         $35.15          $31.44
  Accumulation units outstanding
  at the end of period                     27,178          28,406          41,066         34,099          41,129

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $20.19           N/A
    End of period                          $27.19           N/A
  Accumulation units outstanding
  at the end of period                     12,471           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(414)

  Accumulation unit value:
    Beginning of period                    $15.49          $15.68          $13.34         $12.82          $11.36
    End of period                          $9.04           $15.49          $15.68         $13.34          $12.82
  Accumulation units outstanding
  at the end of period                     64,505          98,210          95,462         104,348        151,803

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(414)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A
    End of period                          $11.36           N/A
  Accumulation units outstanding
  at the end of period                     20,592           N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.055%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1177)

  Accumulation unit value:
    Beginning of period                    $17.72          $16.48          $15.56           N/A            N/A
    End of period                          $10.26          $17.72          $16.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(1177)

  Accumulation unit value:
    Beginning of period                    $13.79          $12.16          $11.85           N/A            N/A
    End of period                          $8.42           $13.79          $12.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(816)

  Accumulation unit value:
    Beginning of period                    $18.90          $18.03          $17.58         $17.39           N/A
    End of period                          $17.56          $18.90          $18.03         $17.58           N/A
  Accumulation units outstanding
  at the end of period                      346             346             346             346            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(816)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1177)

  Accumulation unit value:
    Beginning of period                    $12.83          $12.74          $12.21           N/A            N/A
    End of period                          $8.03           $12.83          $12.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(816)

  Accumulation unit value:
    Beginning of period                    $15.46          $14.84          $14.67         $14.68           N/A
    End of period                          $16.14          $15.46          $14.84         $14.67           N/A
  Accumulation units outstanding
  at the end of period                      410             410             410             410            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(816)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(1177)

  Accumulation unit value:
    Beginning of period                    $14.99          $16.42          $15.61           N/A            N/A
    End of period                          $9.02           $14.99          $16.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(816)

  Accumulation unit value:
    Beginning of period                    $11.53          $12.11          $11.02         $10.74           N/A
    End of period                          $7.32           $11.53          $12.11         $11.02           N/A
  Accumulation units outstanding
  at the end of period                      673             673             673             673            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(816)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(816)

  Accumulation unit value:
    Beginning of period                    $11.51          $11.04          $10.88         $10.88           N/A
    End of period                          $11.70          $11.51          $11.04         $10.88           N/A
  Accumulation units outstanding
  at the end of period                      553             553             553             553            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(816)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(816)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.89          $8.58           $8.68           N/A
    End of period                          $5.70           $10.78          $10.89          $8.58           N/A
  Accumulation units outstanding
  at the end of period                      833             833             833             833            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(816)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(816)

  Accumulation unit value:
    Beginning of period                    $18.38          $16.89          $12.30         $10.97           N/A
    End of period                          $9.27           $18.38          $16.89         $12.30           N/A
  Accumulation units outstanding
  at the end of period                      659             659             659             659            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(816)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(816)

  Accumulation unit value:
    Beginning of period                    $13.67          $13.29          $12.96         $10.08           N/A
    End of period                          $6.75           $13.67          $13.29         $12.96           N/A
  Accumulation units outstanding
  at the end of period                      717             717             717             717            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(816)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(816)

  Accumulation unit value:
    Beginning of period                    $17.89          $20.39          $19.01         $16.10           N/A
    End of period                          $10.50          $17.89          $20.39         $19.01           N/A
  Accumulation units outstanding
  at the end of period                      449             449             449             449            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(816)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(816)

  Accumulation unit value:
    Beginning of period                    $13.06          $13.49          $12.46         $12.13           N/A
    End of period                          $8.86           $13.06          $13.49         $12.46           N/A
  Accumulation units outstanding
  at the end of period                      496             496             496             496            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(816)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1177)

  Accumulation unit value:
    Beginning of period                    $30.23          $28.03          $26.65           N/A            N/A
    End of period                          $16.93          $30.23          $28.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.06%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(826)

  Accumulation unit value:
    Beginning of period                    $12.84          $15.42          $11.54         $10.20           N/A
    End of period                          $8.09           $12.84          $15.42         $11.54           N/A
  Accumulation units outstanding
  at the end of period                    172,778         180,673         266,532         51,364           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(826)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $17.71          $16.47          $13.72         $12.65          $11.10
    End of period                          $10.25          $17.71          $16.47         $13.72          $12.65
  Accumulation units outstanding
  at the end of period                    104,945         126,436         111,795         54,355          50,017

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $8.14            N/A
    End of period                          $11.10           N/A
  Accumulation units outstanding
  at the end of period                     19,015           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(284)

  Accumulation unit value:
    Beginning of period                    $13.79          $12.16          $11.51         $10.95          $10.17
    End of period                          $8.42           $13.79          $12.16         $11.51          $10.95
  Accumulation units outstanding
  at the end of period                    161,082         213,882         200,926         168,484        130,999

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(284)

  Accumulation unit value:
    Beginning of period                    $7.59            N/A
    End of period                          $10.17           N/A
  Accumulation units outstanding
  at the end of period                     54,757           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(281)

  Accumulation unit value:
    Beginning of period                    $15.18          $13.92          $12.41         $11.68          $11.16
    End of period                          $8.96           $15.18          $13.92         $12.41          $11.68
  Accumulation units outstanding
  at the end of period                    103,677         135,732         106,653         91,390          76,706

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(281)

  Accumulation unit value:
    Beginning of period                    $7.61            N/A
    End of period                          $11.16           N/A
  Accumulation units outstanding
  at the end of period                     42,639           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(279)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.57          $10.66          $9.89          $9.22
    End of period                          $8.60           $12.24          $11.57         $10.66          $9.89
  Accumulation units outstanding
  at the end of period                    251,275         257,498         200,155         133,924        109,669

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(279)

  Accumulation unit value:
    Beginning of period                    $8.10            N/A
    End of period                          $9.22            N/A
  Accumulation units outstanding
  at the end of period                    155,620           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(657)

  Accumulation unit value:
    Beginning of period                    $28.52          $24.14          $21.74         $21.78          $19.05
    End of period                          $16.07          $28.52          $24.14         $21.74          $21.78
  Accumulation units outstanding
  at the end of period                     47,692          49,359          9,383           1,154          2,445

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(657)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.00           N/A             N/A            N/A
    End of period                          $4.45           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,452          2,810            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(306)

  Accumulation unit value:
    Beginning of period                    $27.67          $25.75          $25.13         $24.50          $22.40
    End of period                          $16.03          $27.67          $25.75         $25.13          $24.50
  Accumulation units outstanding
  at the end of period                     51,776          64,497          32,757         12,865          14,886

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(306)

  Accumulation unit value:
    Beginning of period                    $17.10           N/A
    End of period                          $22.40           N/A
  Accumulation units outstanding
  at the end of period                     16,812           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.63          $10.20           N/A             N/A            N/A
    End of period                          $6.51           $13.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    336,531         331,169           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.64          $10.24           N/A             N/A            N/A
    End of period                          $6.49           $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,364          13,142           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(289)

  Accumulation unit value:
    Beginning of period                    $17.87          $18.14          $16.48         $16.27          $15.62
    End of period                          $10.67          $17.87          $18.14         $16.48          $16.27
  Accumulation units outstanding
  at the end of period                     35,023          59,756          64,016         68,142          63,923

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(289)

  Accumulation unit value:
    Beginning of period                    $12.51           N/A
    End of period                          $15.62           N/A
  Accumulation units outstanding
  at the end of period                     43,919           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(281)

  Accumulation unit value:
    Beginning of period                    $24.04          $21.89          $18.61         $18.53          $15.92
    End of period                          $14.53          $24.04          $21.89         $18.61          $18.53
  Accumulation units outstanding
  at the end of period                     82,850          88,548          71,629         56,014          66,339

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(281)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A
    End of period                          $15.92           N/A
  Accumulation units outstanding
  at the end of period                     30,757           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.00           N/A             N/A            N/A
    End of period                          $6.19           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    609,717         811,892           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.87           $10.14           N/A             N/A            N/A
    End of period                          $5.74           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,321          51,533           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.83          $10.02           N/A            N/A
    End of period                          $7.44           $10.80          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                    361,153         219,502          92,165           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82           $9.99            N/A             N/A            N/A
    End of period                          $5.98           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,867          53,495           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                    $11.54          $12.55          $10.88         $10.61           N/A
    End of period                          $7.56           $11.54          $12.55         $10.88           N/A
  Accumulation units outstanding
  at the end of period                    117,342          89,923          99,906         32,749           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(289)

  Accumulation unit value:
    Beginning of period                    $18.89          $18.02          $17.57         $17.48          $16.69
    End of period                          $17.55          $18.89          $18.02         $17.57          $17.48
  Accumulation units outstanding
  at the end of period                    178,117         206,141         162,765         115,421         84,017

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(289)

  Accumulation unit value:
    Beginning of period                    $15.41           N/A
    End of period                          $16.69           N/A
  Accumulation units outstanding
  at the end of period                     26,557           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,788            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.83          $12.74          $11.24         $10.15           N/A
    End of period                          $8.03           $12.83          $12.74         $11.24           N/A
  Accumulation units outstanding
  at the end of period                    109,099         111,956         118,636         41,446           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.44          $10.17          $10.00           N/A            N/A
    End of period                          $9.62           $10.44          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                    103,738         116,838          78,377           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(293)

  Accumulation unit value:
    Beginning of period                    $16.48          $15.02          $11.62         $10.00          $8.33
    End of period                          $8.96           $16.48          $15.02         $11.62          $10.00
  Accumulation units outstanding
  at the end of period                    340,801         458,383         400,154         209,981        155,420

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(293)

  Accumulation unit value:
    Beginning of period                    $5.78            N/A
    End of period                          $8.33            N/A
  Accumulation units outstanding
  at the end of period                     30,027           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(387)

  Accumulation unit value:
    Beginning of period                    $23.80          $22.51          $20.50         $19.71          $17.06
    End of period                          $12.95          $23.80          $22.51         $20.50          $19.71
  Accumulation units outstanding
  at the end of period                     43,638          59,202          14,615          5,461          2,288

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(387)

  Accumulation unit value:
    Beginning of period                    $14.95           N/A
    End of period                          $17.06           N/A
  Accumulation units outstanding
  at the end of period                     2,117            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(279)

  Accumulation unit value:
    Beginning of period                    $15.46          $14.83          $14.66         $14.62          $14.37
    End of period                          $16.13          $15.46          $14.83         $14.66          $14.62
  Accumulation units outstanding
  at the end of period                    266,628         138,585         114,221         102,547         68,559

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(279)

  Accumulation unit value:
    Beginning of period                    $14.68           N/A
    End of period                          $14.37           N/A
  Accumulation units outstanding
  at the end of period                     48,232           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $14.00          $10.84          $10.13           N/A            N/A
    End of period                          $6.85           $14.00          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                    226,832         305,970          60,539           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(279)

  Accumulation unit value:
    Beginning of period                    $18.81          $19.72          $17.57         $16.48          $13.49
    End of period                          $11.25          $18.81          $19.72         $17.57          $16.48
  Accumulation units outstanding
  at the end of period                    135,117         181,393         175,395         142,334        113,701

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(279)

  Accumulation unit value:
    Beginning of period                    $10.19           N/A
    End of period                          $13.49           N/A
  Accumulation units outstanding
  at the end of period                     56,467           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(283)

  Accumulation unit value:
    Beginning of period                    $14.98          $16.41          $14.34         $13.99          $12.38
    End of period                          $9.01           $14.98          $16.41         $14.34          $13.99
  Accumulation units outstanding
  at the end of period                    100,177         140,797         173,198         150,375        132,313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(283)

  Accumulation unit value:
    Beginning of period                    $8.51            N/A
    End of period                          $12.38           N/A
  Accumulation units outstanding
  at the end of period                     43,596           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                    $9.78           $10.21           N/A             N/A            N/A
    End of period                          $6.11           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,842          50,841           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(268)

  Accumulation unit value:
    Beginning of period                    $11.53          $12.11          $11.01         $11.58          $9.70
    End of period                          $7.31           $11.53          $12.11         $11.01          $11.58
  Accumulation units outstanding
  at the end of period                    932,843        1,426,398       1,287,778       1,078,363       981,180

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(268)

  Accumulation unit value:
    Beginning of period                    $6.75            N/A
    End of period                          $9.70            N/A
  Accumulation units outstanding
  at the end of period                    397,436           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(269)

  Accumulation unit value:
    Beginning of period                    $11.51          $11.04          $10.87         $10.90          $10.74
    End of period                          $11.69          $11.51          $11.04         $10.87          $10.90
  Accumulation units outstanding
  at the end of period                    304,905         417,312         459,909         405,337        317,614

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(269)

  Accumulation unit value:
    Beginning of period                    $10.66           N/A
    End of period                          $10.74           N/A
  Accumulation units outstanding
  at the end of period                    131,891           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(485)

  Accumulation unit value:
    Beginning of period                    $5.93           $5.81           $4.36           $4.40          $3.82
    End of period                          $3.51           $5.93           $5.81           $4.36          $4.40
  Accumulation units outstanding
  at the end of period                    119,669         171,590         167,303         78,120         140,210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(485)

  Accumulation unit value:
    Beginning of period                    $3.80            N/A
    End of period                          $3.82            N/A
  Accumulation units outstanding
  at the end of period                      137             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(485)

  Accumulation unit value:
    Beginning of period                    $10.10          $11.19          $10.07         $10.53          $9.76
    End of period                          $6.80           $10.10          $11.19         $10.07          $10.53
  Accumulation units outstanding
  at the end of period                     58,210          36,076          24,573         17,435          24,810

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(485)

  Accumulation unit value:
    Beginning of period                    $9.75            N/A
    End of period                          $9.76            N/A
  Accumulation units outstanding
  at the end of period                       27             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(268)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.89          $8.58           $9.29          $9.22
    End of period                          $5.70           $10.78          $10.89          $8.58          $9.29
  Accumulation units outstanding
  at the end of period                   1,264,098       1,865,486       1,793,751       1,434,323      1,217,080

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(268)

  Accumulation unit value:
    Beginning of period                    $6.65            N/A
    End of period                          $9.22            N/A
  Accumulation units outstanding
  at the end of period                    534,837           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                    $10.36          $11.76          $10.06           N/A            N/A
    End of period                          $5.14           $10.36          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                    679,878         759,856         547,376           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(279)

  Accumulation unit value:
    Beginning of period                    $9.53           $9.38           $8.19           $8.02          $7.36
    End of period                          $5.81           $9.53           $9.38           $8.19          $8.02
  Accumulation units outstanding
  at the end of period                     55,072         108,422          63,149         43,606          66,907

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(279)

  Accumulation unit value:
    Beginning of period                    $5.52            N/A
    End of period                          $7.36            N/A
  Accumulation units outstanding
  at the end of period                     39,384           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $11.47          $14.17          $12.19         $11.73          $10.55
    End of period                          $5.55           $11.47          $14.17         $12.19          $11.73
  Accumulation units outstanding
  at the end of period                    153,400          73,184          59,617         41,412          58,020

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $10.34           N/A
    End of period                          $10.55           N/A
  Accumulation units outstanding
  at the end of period                      757             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(268)

  Accumulation unit value:
    Beginning of period                    $18.38          $16.88          $12.30         $11.40          $9.08
    End of period                          $9.27           $18.38          $16.88         $12.30          $11.40
  Accumulation units outstanding
  at the end of period                   1,071,050       1,635,721       1,576,771       1,172,609       936,408

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(268)

  Accumulation unit value:
    Beginning of period                    $6.33            N/A
    End of period                          $9.08            N/A
  Accumulation units outstanding
  at the end of period                    368,577           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $12.05          $11.44          $10.99         $10.42          $10.28
    End of period                          $9.07           $12.05          $11.44         $10.99          $10.42
  Accumulation units outstanding
  at the end of period                    159,973         143,500         130,834         132,685        119,368

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $10.09           N/A
    End of period                          $10.28           N/A
  Accumulation units outstanding
  at the end of period                      929             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1309)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.17           N/A             N/A            N/A
    End of period                          $6.78           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,212          5,105            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(269)

  Accumulation unit value:
    Beginning of period                    $19.69          $18.21          $14.80         $13.34          $11.39
    End of period                          $11.01          $19.69          $18.21         $14.80          $13.34
  Accumulation units outstanding
  at the end of period                    408,760         539,177         580,285         442,236        330,036

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(269)

  Accumulation unit value:
    Beginning of period                    $8.04            N/A
    End of period                          $11.39           N/A
  Accumulation units outstanding
  at the end of period                    122,165           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                    $13.66          $13.74          $11.81         $10.89          $9.92
    End of period                          $7.69           $13.66          $13.74         $11.81          $10.89
  Accumulation units outstanding
  at the end of period                   4,557,192       5,867,195       5,445,920       1,925,381       137,804

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.69          $10.04           N/A            N/A
    End of period                          $6.28           $11.89          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                    472,962         383,685         163,645           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(695)

  Accumulation unit value:
    Beginning of period                    $12.55          $10.76          $10.49         $10.82          $10.21
    End of period                          $7.19           $12.55          $10.76         $10.49          $10.82
  Accumulation units outstanding
  at the end of period                    175,237         246,378         181,574         80,121          13,570

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1307)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.16           N/A             N/A            N/A
    End of period                          $6.10           $11.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    112,718         114,948           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1307)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(485)

  Accumulation unit value:
    Beginning of period                    $35.35          $26.68          $22.55         $16.82          $12.88
    End of period                          $21.52          $35.35          $26.68         $22.55          $16.82
  Accumulation units outstanding
  at the end of period                    194,730         261,419         247,634         196,459         87,442

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(485)

  Accumulation unit value:
    Beginning of period                    $12.95           N/A
    End of period                          $12.88           N/A
  Accumulation units outstanding
  at the end of period                       40             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(268)

  Accumulation unit value:
    Beginning of period                    $13.67          $13.29          $12.96          $9.64          $8.36
    End of period                          $6.74           $13.67          $13.29         $12.96          $9.64
  Accumulation units outstanding
  at the end of period                   1,044,948       1,615,594       1,460,498       1,245,593      1,063,204

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(268)

  Accumulation unit value:
    Beginning of period                    $6.65            N/A
    End of period                          $8.36            N/A
  Accumulation units outstanding
  at the end of period                    534,919           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.16          $9.58            N/A            N/A
    End of period                          $7.05           $10.71          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,992          33,726          45,104           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(269)

  Accumulation unit value:
    Beginning of period                    $15.65          $14.87          $13.84         $12.61          $11.12
    End of period                          $9.57           $15.65          $14.87         $13.84          $12.61
  Accumulation units outstanding
  at the end of period                    350,713         511,659         555,150         502,534        427,257

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(269)

  Accumulation unit value:
    Beginning of period                    $7.81            N/A
    End of period                          $11.12           N/A
  Accumulation units outstanding
  at the end of period                    194,555           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(269)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.88          $10.54         $10.31          $9.56
    End of period                          $7.46           $12.21          $11.88         $10.54          $10.31
  Accumulation units outstanding
  at the end of period                    796,625        1,056,359       1,151,624        947,921        761,797

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(269)

  Accumulation unit value:
    Beginning of period                    $7.25            N/A
    End of period                          $9.56            N/A
  Accumulation units outstanding
  at the end of period                    372,550           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $8.81           $10.18           N/A             N/A            N/A
    End of period                          $6.02           $8.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    126,615         107,413           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(268)

  Accumulation unit value:
    Beginning of period                    $17.89          $20.39          $19.01         $17.82          $16.15
    End of period                          $10.50          $17.89          $20.39         $19.01          $17.82
  Accumulation units outstanding
  at the end of period                    583,140         889,630         776,426         649,310        533,237

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(268)

  Accumulation unit value:
    Beginning of period                    $10.20           N/A
    End of period                          $16.15           N/A
  Accumulation units outstanding
  at the end of period                    229,487           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(269)

  Accumulation unit value:
    Beginning of period                    $14.57          $15.19          $13.20         $12.93          $11.24
    End of period                          $9.29           $14.57          $15.19         $13.20          $12.93
  Accumulation units outstanding
  at the end of period                    307,754         412,431         522,968         472,981        404,112

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(269)

  Accumulation unit value:
    Beginning of period                    $7.35            N/A
    End of period                          $11.24           N/A
  Accumulation units outstanding
  at the end of period                    194,768           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(485)

  Accumulation unit value:
    Beginning of period                    $6.68           $5.95           $5.56           $5.54          $5.59
    End of period                          $3.70           $6.68           $5.95           $5.56          $5.54
  Accumulation units outstanding
  at the end of period                    161,125         186,817         128,202         161,138        164,408

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(485)

  Accumulation unit value:
    Beginning of period                    $5.60            N/A
    End of period                          $5.59            N/A
  Accumulation units outstanding
  at the end of period                      139             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(677)

  Accumulation unit value:
    Beginning of period                    $17.55          $14.99          $15.52         $11.41          $10.02
    End of period                          $9.03           $17.55          $14.99         $15.52          $11.41
  Accumulation units outstanding
  at the end of period                   1,122,316       1,447,154       1,502,397        620,859         82,118

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                    $14.18          $13.07          $11.90         $11.06          $9.95
    End of period                          $7.95           $14.18          $13.07         $11.90          $11.06
  Accumulation units outstanding
  at the end of period                    349,180         451,618         470,122         306,292        135,001

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(283)

  Accumulation unit value:
    Beginning of period                    $14.71          $14.13          $12.33         $11.07          $9.58
    End of period                          $8.52           $14.71          $14.13         $12.33          $11.07
  Accumulation units outstanding
  at the end of period                    199,050         245,337         226,588         143,244        129,803

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(283)

  Accumulation unit value:
    Beginning of period                    $6.32            N/A
    End of period                          $9.58            N/A
  Accumulation units outstanding
  at the end of period                     60,866           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1777)

  Accumulation unit value:
    Beginning of period                    $8.76            N/A             N/A             N/A            N/A
    End of period                          $4.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      989             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1777)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1771)

  Accumulation unit value:
    Beginning of period                    $7.93            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,510           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.87          $10.08           N/A             N/A            N/A
    End of period                          $10.25          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    808,239          80,055           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(281)

  Accumulation unit value:
    Beginning of period                    $14.38          $13.57          $13.38         $13.35          $13.05
    End of period                          $14.15          $14.38          $13.57         $13.38          $13.35
  Accumulation units outstanding
  at the end of period                    866,411         751,843         664,358         476,340        297,656

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(281)

  Accumulation unit value:
    Beginning of period                    $12.96           N/A
    End of period                          $13.05           N/A
  Accumulation units outstanding
  at the end of period                    150,453           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(350)

  Accumulation unit value:
    Beginning of period                    $20.44          $22.50          $20.19         $18.95          $17.11
    End of period                          $11.91          $20.44          $22.50         $20.19          $18.95
  Accumulation units outstanding
  at the end of period                     11,037          10,648          7,894           2,662          4,478

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(350)

  Accumulation unit value:
    Beginning of period                    $15.56           N/A
    End of period                          $17.11           N/A
  Accumulation units outstanding
  at the end of period                     3,951            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.07          $13.49          $12.46         $12.51          $12.17
    End of period                          $8.86           $13.07          $13.49         $12.46          $12.51
  Accumulation units outstanding
  at the end of period                    305,781         470,480         475,958         357,326        680,730

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1784)

  Accumulation unit value:
    Beginning of period                    $10.41           N/A             N/A             N/A            N/A
    End of period                          $5.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,082            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1784)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,018            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(283)

  Accumulation unit value:
    Beginning of period                    $19.57          $21.17          $19.12         $18.61          $17.30
    End of period                          $10.12          $19.57          $21.17         $19.12          $18.61
  Accumulation units outstanding
  at the end of period                     43,978          64,046          62,478         54,898          52,838

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(283)

  Accumulation unit value:
    Beginning of period                    $13.18           N/A
    End of period                          $17.30           N/A
  Accumulation units outstanding
  at the end of period                     32,436           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.21            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,211            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1453)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.10           N/A             N/A            N/A
    End of period                          $6.64           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    222,151          44,471           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1453)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.85           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,522          33,145           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.44          $10.25           N/A             N/A            N/A
    End of period                          $6.22           $10.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,871          7,842            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.49          $9.99            N/A             N/A            N/A
    End of period                          $7.54           $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,684          1,129            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.46          $9.86            N/A             N/A            N/A
    End of period                          $6.69           $10.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,523          35,847           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.24            N/A             N/A             N/A            N/A
    End of period                          $7.08            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     74,707           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.22           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,464          5,991            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(278)

  Accumulation unit value:
    Beginning of period                    $15.60          $14.59          $12.89         $12.13          $10.99
    End of period                          $9.30           $15.60          $14.59         $12.89          $12.13
  Accumulation units outstanding
  at the end of period                    742,544         986,086        1,017,390        962,023       1,004,055

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(278)

  Accumulation unit value:
    Beginning of period                    $8.50            N/A
    End of period                          $10.99           N/A
  Accumulation units outstanding
  at the end of period                    142,161           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(682)

  Accumulation unit value:
    Beginning of period                    $11.53          $11.07          $10.48         $10.32          $9.97
    End of period                          $9.74           $11.53          $11.07         $10.48          $10.32
  Accumulation units outstanding
  at the end of period                    443,139         354,531         190,653         100,101         37,823

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(277)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.54          $13.00         $12.35          $11.32
    End of period                          $9.80           $15.48          $14.54         $13.00          $12.35
  Accumulation units outstanding
  at the end of period                    998,421        1,474,427       1,434,937       1,325,309      1,315,143

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(277)

  Accumulation unit value:
    Beginning of period                    $9.16            N/A
    End of period                          $11.32           N/A
  Accumulation units outstanding
  at the end of period                    550,709           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.67          $10.79         $10.49          $9.87
    End of period                          $9.50           $12.31          $11.67         $10.79          $10.49
  Accumulation units outstanding
  at the end of period                    496,683         531,194         351,018         163,757         82,507

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(275)

  Accumulation unit value:
    Beginning of period                    $14.70          $13.81          $12.57         $12.06          $11.23
    End of period                          $10.44          $14.70          $13.81         $12.57          $12.06
  Accumulation units outstanding
  at the end of period                   1,274,381       1,420,842       1,255,000        998,332        681,397

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(275)

  Accumulation unit value:
    Beginning of period                    $9.48            N/A
    End of period                          $11.23           N/A
  Accumulation units outstanding
  at the end of period                    257,024           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1098)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.79          $9.72            N/A            N/A
    End of period                          $7.90           $11.54          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,610          10,749          1,719            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.70          $11.31           N/A             N/A            N/A
    End of period                          $7.65           $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,619          43,626           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1155)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.98          $10.25           N/A            N/A
    End of period                          $7.46           $11.84          $10.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,263           3,007            244             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1155)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1056)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.53          $10.05           N/A            N/A
    End of period                          $8.84           $11.03          $10.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,274          35,008          6,161            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1056)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.00           N/A             N/A            N/A
    End of period                          $6.34           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     65,965          5,203            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(284)

  Accumulation unit value:
    Beginning of period                    $26.13          $24.82          $22.29         $21.61          $19.89
    End of period                          $20.29          $26.13          $24.82         $22.29          $21.61
  Accumulation units outstanding
  at the end of period                    194,487         251,228         223,509         198,248        203,410

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(284)

  Accumulation unit value:
    Beginning of period                    $15.77           N/A
    End of period                          $19.89           N/A
  Accumulation units outstanding
  at the end of period                     75,488           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(274)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.83          $11.55         $11.48          $11.63
    End of period                          $12.15          $12.14          $11.83         $11.55          $11.48
  Accumulation units outstanding
  at the end of period                   1,902,626        834,192         613,718         594,960        140,976

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(274)

  Accumulation unit value:
    Beginning of period                    $11.79           N/A
    End of period                          $11.63           N/A
  Accumulation units outstanding
  at the end of period                    101,889           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(293)

  Accumulation unit value:
    Beginning of period                    $21.48          $20.34          $17.17         $16.20          $14.41
    End of period                          $14.03          $21.48          $20.34         $17.17          $16.20
  Accumulation units outstanding
  at the end of period                    128,672         147,903         226,965         80,741          83,044

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(293)

  Accumulation unit value:
    Beginning of period                    $10.80           N/A
    End of period                          $14.41           N/A
  Accumulation units outstanding
  at the end of period                     20,479           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $30.22          $28.01          $25.15         $24.20          $22.48
    End of period                          $16.92          $30.22          $28.01         $25.15          $24.20
  Accumulation units outstanding
  at the end of period                    153,802         236,259         150,387         120,219        100,210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $17.35           N/A
    End of period                          $22.48           N/A
  Accumulation units outstanding
  at the end of period                     26,084           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(283)

  Accumulation unit value:
    Beginning of period                    $42.18          $36.74          $35.11         $31.41          $27.17
    End of period                          $24.52          $42.18          $36.74         $35.11          $31.41
  Accumulation units outstanding
  at the end of period                    109,453         138,873         120,197         94,663          64,393

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(283)

  Accumulation unit value:
    Beginning of period                    $18.82           N/A
    End of period                          $27.17           N/A
  Accumulation units outstanding
  at the end of period                     32,109           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(282)

  Accumulation unit value:
    Beginning of period                    $15.48          $15.67          $13.33         $12.82          $11.36
    End of period                          $9.03           $15.48          $15.67         $13.33          $12.82
  Accumulation units outstanding
  at the end of period                    232,192         298,864         302,938         215,294        252,047

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(282)

  Accumulation unit value:
    Beginning of period                    $8.06            N/A
    End of period                          $11.36           N/A
  Accumulation units outstanding
  at the end of period                     93,957           N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.07%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(952)

  Accumulation unit value:
    Beginning of period                    $12.83          $15.42          $11.54         $11.13           N/A
    End of period                          $8.08           $12.83          $15.42         $11.54           N/A
  Accumulation units outstanding
  at the end of period                      622            1,544           1,646            473            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(952)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(854)

  Accumulation unit value:
    Beginning of period                    $17.69          $16.45          $13.70         $12.33           N/A
    End of period                          $10.23          $17.69          $16.45         $13.70           N/A
  Accumulation units outstanding
  at the end of period                     15,224          12,785          2,456           2,304           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.15          $11.50         $10.95          $10.17
    End of period                          $8.41           $13.78          $12.15         $11.50          $10.95
  Accumulation units outstanding
  at the end of period                     5,170           3,479           3,747           2,832           552

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(285)

  Accumulation unit value:
    Beginning of period                    $15.18          $13.91          $12.40         $11.68          $11.16
    End of period                          $8.96           $15.18          $13.91         $12.40          $11.68
  Accumulation units outstanding
  at the end of period                       -               48             242             272            292

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(285)

  Accumulation unit value:
    Beginning of period                    $7.40            N/A
    End of period                          $11.16           N/A
  Accumulation units outstanding
  at the end of period                      292             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(351)

  Accumulation unit value:
    Beginning of period                    $12.23          $11.56          $10.66          $9.88          $9.22
    End of period                          $8.59           $12.23          $11.56         $10.66          $9.88
  Accumulation units outstanding
  at the end of period                     21,119          22,347          23,366         24,090          1,136

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(351)

  Accumulation unit value:
    Beginning of period                    $8.88            N/A
    End of period                          $9.22            N/A
  Accumulation units outstanding
  at the end of period                     1,207            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.25           N/A             N/A             N/A            N/A
    End of period                          $16.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      519             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(854)

  Accumulation unit value:
    Beginning of period                    $27.64          $25.72          $25.10         $24.13           N/A
    End of period                          $16.01          $27.64          $25.72         $25.10           N/A
  Accumulation units outstanding
  at the end of period                      965             827             875             853            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.63          $10.62           N/A             N/A            N/A
    End of period                          $6.51           $13.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,705           10,743           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.64          $10.78           N/A             N/A            N/A
    End of period                          $6.49           $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              928             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(854)

  Accumulation unit value:
    Beginning of period                    $24.01          $21.87          $18.59         $17.93           N/A
    End of period                          $14.51          $24.01          $21.87         $18.59           N/A
  Accumulation units outstanding
  at the end of period                     1,029            617             622             685            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.22           N/A             N/A            N/A
    End of period                          $6.19           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,987           1,352            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.80          $11.26           N/A             N/A            N/A
    End of period                          $7.43           $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,532           1,824            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(952)

  Accumulation unit value:
    Beginning of period                    $11.53          $12.54          $10.88         $10.77           N/A
    End of period                          $7.55           $11.53          $12.54         $10.88           N/A
  Accumulation units outstanding
  at the end of period                      325             790             476             476            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(952)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(724)

  Accumulation unit value:
    Beginning of period                    $18.87          $18.00          $17.55         $17.46          $17.41
    End of period                          $17.52          $18.87          $18.00         $17.55          $17.46
  Accumulation units outstanding
  at the end of period                     3,918           4,116           4,302           4,409           837

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(974)

  Accumulation unit value:
    Beginning of period                    $12.82          $12.74          $11.23         $11.35           N/A
    End of period                          $8.03           $12.82          $12.74         $11.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(974)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.44          $10.19           N/A             N/A            N/A
    End of period                          $9.62           $10.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,077           14,846           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(974)

  Accumulation unit value:
    Beginning of period                    $16.46          $15.01          $11.61         $11.61           N/A
    End of period                          $8.95           $16.46          $15.01         $11.61           N/A
  Accumulation units outstanding
  at the end of period                     13,929          18,140           872              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(974)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(713)

  Accumulation unit value:
    Beginning of period                    $23.77          $22.48          $20.48         $19.69          $19.02
    End of period                          $12.94          $23.77          $22.48         $20.48          $19.69
  Accumulation units outstanding
  at the end of period                      503             547             545             545            545

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(854)

  Accumulation unit value:
    Beginning of period                    $15.43          $14.81          $14.65         $14.82           N/A
    End of period                          $16.11          $15.43          $14.81         $14.65           N/A
  Accumulation units outstanding
  at the end of period                     3,173           1,737           1,074            910            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.99          $12.49           N/A             N/A            N/A
    End of period                          $6.85           $13.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,298          14,826           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(910)

  Accumulation unit value:
    Beginning of period                    $18.79          $19.70          $17.55         $17.42           N/A
    End of period                          $11.23          $18.79          $19.70         $17.55           N/A
  Accumulation units outstanding
  at the end of period                      857            1,245            954             866            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(910)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(713)

  Accumulation unit value:
    Beginning of period                    $14.96          $16.39          $14.33         $13.98          $13.66
    End of period                          $9.00           $14.96          $16.39         $14.33          $13.98
  Accumulation units outstanding
  at the end of period                     1,292           1,633           1,043            780            756

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(398)

  Accumulation unit value:
    Beginning of period                    $11.52          $12.10          $11.01         $11.58          $9.70
    End of period                          $7.31           $11.52          $12.10         $11.01          $11.58
  Accumulation units outstanding
  at the end of period                     25,788          41,772          30,051         24,146          8,223

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(398)

  Accumulation unit value:
    Beginning of period                    $8.25            N/A
    End of period                          $9.70            N/A
  Accumulation units outstanding
  at the end of period                     1,178            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(717)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.04          $10.87         $10.90          $10.81
    End of period                          $11.68          $11.50          $11.04         $10.87          $10.90
  Accumulation units outstanding
  at the end of period                     13,340          26,225          11,570         11,476          10,850

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(854)

  Accumulation unit value:
    Beginning of period                    $5.93           $5.80           $4.35           $4.29           N/A
    End of period                          $3.50           $5.93           $5.80           $4.35           N/A
  Accumulation units outstanding
  at the end of period                     1,731           1,892           1,897           1,932           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $9.36            N/A             N/A             N/A            N/A
    End of period                          $6.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      666             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(398)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.89          $8.58           $9.28          $9.21
    End of period                          $5.69           $10.77          $10.89          $8.58          $9.28
  Accumulation units outstanding
  at the end of period                     63,334          63,882          62,031         21,589          10,286

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(398)

  Accumulation unit value:
    Beginning of period                    $8.10            N/A
    End of period                          $9.21            N/A
  Accumulation units outstanding
  at the end of period                     1,197            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1139)

  Accumulation unit value:
    Beginning of period                    $10.36          $11.76          $11.03           N/A            N/A
    End of period                          $5.14           $10.36          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,913           16,409          1,152            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(351)

  Accumulation unit value:
    Beginning of period                    $9.52           $9.37           $8.19           $8.02          $7.35
    End of period                          $5.80           $9.52           $9.37           $8.19          $8.02
  Accumulation units outstanding
  at the end of period                       50              -               -               -             504

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(351)

  Accumulation unit value:
    Beginning of period                    $6.67            N/A
    End of period                          $7.35            N/A
  Accumulation units outstanding
  at the end of period                      536             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(854)

  Accumulation unit value:
    Beginning of period                    $11.46          $14.16          $12.18         $11.41           N/A
    End of period                          $5.54           $11.46          $14.16         $12.18           N/A
  Accumulation units outstanding
  at the end of period                     20,376          1,970           1,633           1,760           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(398)

  Accumulation unit value:
    Beginning of period                    $18.36          $16.87          $12.29         $11.39          $9.08
    End of period                          $9.26           $18.36          $16.87         $12.29          $11.39
  Accumulation units outstanding
  at the end of period                     47,304          33,693          28,744         20,521          8,350

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(398)

  Accumulation unit value:
    Beginning of period                    $8.42            N/A
    End of period                          $9.08            N/A
  Accumulation units outstanding
  at the end of period                     1,162            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(827)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.43          $10.98         $10.80           N/A
    End of period                          $9.06           $12.04          $11.43         $10.98           N/A
  Accumulation units outstanding
  at the end of period                     4,128           20,820          6,059           5,970           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(643)

  Accumulation unit value:
    Beginning of period                    $19.68          $18.20          $14.80         $13.33          $11.28
    End of period                          $11.00          $19.68          $18.20         $14.80          $13.33
  Accumulation units outstanding
  at the end of period                     24,380          26,185          21,922         21,511          9,699

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(643)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(715)

  Accumulation unit value:
    Beginning of period                    $13.65          $13.74          $11.81         $10.89          $10.54
    End of period                          $7.68           $13.65          $13.74         $11.81          $10.89
  Accumulation units outstanding
  at the end of period                    120,698         126,016         126,162         129,622         20,729

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(715)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.39           N/A             N/A             N/A            N/A
    End of period                          $6.28            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,205            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(882)

  Accumulation unit value:
    Beginning of period                    $12.55          $10.76          $10.49         $10.42           N/A
    End of period                          $7.19           $12.55          $10.76         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     4,068           3,157           5,282           1,098           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(882)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(713)

  Accumulation unit value:
    Beginning of period                    $35.32          $26.65          $22.53         $16.81          $17.35
    End of period                          $21.49          $35.32          $26.65         $22.53          $16.81
  Accumulation units outstanding
  at the end of period                     2,313           2,837           3,931           3,841           599

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(398)

  Accumulation unit value:
    Beginning of period                    $13.66          $13.28          $12.95          $9.63          $8.36
    End of period                          $6.74           $13.66          $13.28         $12.95          $9.63
  Accumulation units outstanding
  at the end of period                     22,985          36,756          29,092         17,556          9,994

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(398)

  Accumulation unit value:
    Beginning of period                    $7.51            N/A
    End of period                          $8.36            N/A
  Accumulation units outstanding
  at the end of period                     1,290            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(717)

  Accumulation unit value:
    Beginning of period                    $15.64          $14.86          $13.83         $12.61          $12.24
    End of period                          $9.56           $15.64          $14.86         $13.83          $12.61
  Accumulation units outstanding
  at the end of period                     14,163          16,762          20,670         20,222          9,540

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(717)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.88          $10.54         $10.31          $10.13
    End of period                          $7.45           $12.20          $11.88         $10.54          $10.31
  Accumulation units outstanding
  at the end of period                     14,778          18,048          15,668         14,553          11,555

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(398)

  Accumulation unit value:
    Beginning of period                    $17.87          $20.38          $19.00         $17.81          $16.15
    End of period                          $10.49          $17.87          $20.38         $19.00          $17.81
  Accumulation units outstanding
  at the end of period                     21,151          21,971          15,294         10,852          5,506

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(398)

  Accumulation unit value:
    Beginning of period                    $14.13           N/A
    End of period                          $16.15           N/A
  Accumulation units outstanding
  at the end of period                      682             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(717)

  Accumulation unit value:
    Beginning of period                    $14.56          $15.18          $13.19         $12.92          $12.76
    End of period                          $9.28           $14.56          $15.18         $13.19          $12.92
  Accumulation units outstanding
  at the end of period                     12,503          15,394          17,711         16,749          9,278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(854)

  Accumulation unit value:
    Beginning of period                    $6.67           $5.95           $5.55           $5.31           N/A
    End of period                          $3.70           $6.67           $5.95           $5.55           N/A
  Accumulation units outstanding
  at the end of period                     3,845           5,617           6,126           6,073           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(724)

  Accumulation unit value:
    Beginning of period                    $17.54          $14.99          $15.52         $11.41          $11.22
    End of period                          $9.03           $17.54          $14.99         $15.52          $11.41
  Accumulation units outstanding
  at the end of period                     13,601          47,885          14,260          8,860           649

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(752)

  Accumulation unit value:
    Beginning of period                    $14.18          $13.07          $11.90         $10.51           N/A
    End of period                          $7.94           $14.18          $13.07         $11.90           N/A
  Accumulation units outstanding
  at the end of period                     66,206          68,660          57,060         56,765           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(752)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(868)

  Accumulation unit value:
    Beginning of period                    $14.70          $14.12          $12.32         $11.23           N/A
    End of period                          $8.52           $14.70          $14.12         $12.32           N/A
  Accumulation units outstanding
  at the end of period                     3,899           4,595           3,511           3,265           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(868)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.80           N/A             N/A             N/A            N/A
    End of period                          $10.25           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,155            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(285)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.55          $13.37         $13.34          $13.04
    End of period                          $14.13          $14.37          $13.55         $13.37          $13.34
  Accumulation units outstanding
  at the end of period                     22,121          21,909          10,751          8,751          3,390

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(285)

  Accumulation unit value:
    Beginning of period                    $12.96           N/A
    End of period                          $13.04           N/A
  Accumulation units outstanding
  at the end of period                      603             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.05          $13.48          $12.45         $12.50          $12.17
    End of period                          $8.85           $13.05          $13.48         $12.45          $12.50
  Accumulation units outstanding
  at the end of period                     2,301           2,848           3,298           3,754          1,375

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $8.87            N/A             N/A             N/A            N/A
    End of period                          $6.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    116,984           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $7.10            N/A             N/A             N/A            N/A
    End of period                          $6.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      269             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $6.39            N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,462            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $15.59          $14.58          $12.88         $12.12          $10.99
    End of period                          $9.29           $15.59          $14.58         $12.88          $12.12
  Accumulation units outstanding
  at the end of period                     9,963           17,615          19,563         14,852          8,216

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $8.68            N/A
    End of period                          $10.99           N/A
  Accumulation units outstanding
  at the end of period                     4,901            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(909)

  Accumulation unit value:
    Beginning of period                    $11.51          $11.05          $10.46         $10.46           N/A
    End of period                          $9.72           $11.51          $11.05         $10.46           N/A
  Accumulation units outstanding
  at the end of period                     8,273           2,372           1,358           1,459           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(909)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(296)

  Accumulation unit value:
    Beginning of period                    $15.46          $14.52          $12.99         $12.34          $11.31
    End of period                          $9.79           $15.46          $14.52         $12.99          $12.34
  Accumulation units outstanding
  at the end of period                     26,816          56,112          56,333         59,019          31,306

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(296)

  Accumulation unit value:
    Beginning of period                    $9.34            N/A
    End of period                          $11.31           N/A
  Accumulation units outstanding
  at the end of period                     10,382           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.66          $10.79         $10.43           N/A
    End of period                          $9.49           $12.31          $11.66         $10.79           N/A
  Accumulation units outstanding
  at the end of period                     49,286          37,833          38,868         39,145           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $14.69          $13.80          $12.56         $12.05          $11.23
    End of period                          $10.43          $14.69          $13.80         $12.56          $12.05
  Accumulation units outstanding
  at the end of period                     28,629          51,419          52,400         50,784          28,148

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $9.65            N/A
    End of period                          $11.23           N/A
  Accumulation units outstanding
  at the end of period                     14,311           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(285)

  Accumulation unit value:
    Beginning of period                    $26.10          $24.79          $22.27         $21.59          $19.88
    End of period                          $20.27          $26.10          $24.79         $22.27          $21.59
  Accumulation units outstanding
  at the end of period                      432             650             576             625            276

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(285)

  Accumulation unit value:
    Beginning of period                    $15.63           N/A
    End of period                          $19.88           N/A
  Accumulation units outstanding
  at the end of period                      277             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(303)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.81          $11.54         $11.47          $11.62
    End of period                          $12.13          $12.12          $11.81         $11.54          $11.47
  Accumulation units outstanding
  at the end of period                     26,517          29,743          6,213           3,846            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(303)

  Accumulation unit value:
    Beginning of period                    $11.76           N/A
    End of period                          $11.62           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(974)

  Accumulation unit value:
    Beginning of period                    $21.47          $20.33          $17.16         $17.39           N/A
    End of period                          $14.02          $21.47          $20.33         $17.16           N/A
  Accumulation units outstanding
  at the end of period                       66              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(974)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(713)

  Accumulation unit value:
    Beginning of period                    $30.18          $27.98          $25.12         $24.17          $23.52
    End of period                          $16.89          $30.18          $27.98         $25.12          $24.17
  Accumulation units outstanding
  at the end of period                     15,223          12,159          5,231           5,086          1,327

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(285)

  Accumulation unit value:
    Beginning of period                    $42.13          $36.69          $35.08         $31.38          $27.14
    End of period                          $24.49          $42.13          $36.69         $35.08          $31.38
  Accumulation units outstanding
  at the end of period                     3,013           2,822           2,916           2,468           798

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(285)

  Accumulation unit value:
    Beginning of period                    $18.16           N/A
    End of period                          $27.14           N/A
  Accumulation units outstanding
  at the end of period                      119             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(854)

  Accumulation unit value:
    Beginning of period                    $15.47          $15.66          $13.32         $12.91           N/A
    End of period                          $9.02           $15.47          $15.66         $13.32           N/A
  Accumulation units outstanding
  at the end of period                     8,357           7,868           7,111           6,341           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.08%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(830)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.03          $10.87         $10.92           N/A
    End of period                          $11.68          $11.50          $11.03         $10.87           N/A
  Accumulation units outstanding
  at the end of period                       -              571             428             366            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(830)

  Accumulation unit value:
    Beginning of period                    $19.67          $18.19          $14.79         $12.73           N/A
    End of period                          $11.00          $19.67          $18.19         $14.79           N/A
  Accumulation units outstanding
  at the end of period                       -              373             346             313            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(830)

  Accumulation unit value:
    Beginning of period                    $15.63          $14.86          $13.83         $12.18           N/A
    End of period                          $9.56           $15.63          $14.86         $13.83           N/A
  Accumulation units outstanding
  at the end of period                       -              465             369             326            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(830)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.87          $10.53          $9.89           N/A
    End of period                          $7.45           $12.20          $11.87         $10.53           N/A
  Accumulation units outstanding
  at the end of period                       -              581             455             400            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(830)

  Accumulation unit value:
    Beginning of period                    $14.55          $15.18          $13.19         $11.67           N/A
    End of period                          $9.27           $14.55          $15.18         $13.19           N/A
  Accumulation units outstanding
  at the end of period                       -              469             370             328            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.095%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.82          $15.41          $11.54         $10.74           N/A
    End of period                          $8.07           $12.82          $15.41         $11.54           N/A
  Accumulation units outstanding
  at the end of period                     5,578           12,714          15,253          2,070           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(227)

  Accumulation unit value:
    Beginning of period                    $17.64          $16.41          $13.67         $12.61          $11.07
    End of period                          $10.20          $17.64          $16.41         $13.67          $12.61
  Accumulation units outstanding
  at the end of period                     8,624           18,473          17,631         16,597          17,407

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(227)

  Accumulation unit value:
    Beginning of period                    $8.79           $9.01
    End of period                          $11.07          $8.79
  Accumulation units outstanding
  at the end of period                     9,096           8,505






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $13.76          $12.14          $11.49         $10.94          $10.16
    End of period                          $8.40           $13.76          $12.14         $11.49          $10.94
  Accumulation units outstanding
  at the end of period                     8,390           13,590          13,437          5,606          9,888

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $7.98           $10.17
    End of period                          $10.16          $7.98
  Accumulation units outstanding
  at the end of period                     4,846           5,578

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(227)

  Accumulation unit value:
    Beginning of period                    $15.15          $13.89          $12.39         $11.67          $11.15
    End of period                          $8.94           $15.15          $13.89         $12.39          $11.67
  Accumulation units outstanding
  at the end of period                     9,675           6,702           8,918          15,664          15,862

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(227)

  Accumulation unit value:
    Beginning of period                    $8.23           $8.44
    End of period                          $11.15          $8.23
  Accumulation units outstanding
  at the end of period                     15,016          5,812






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.54          $10.64          $9.87          $9.21
    End of period                          $8.57           $12.20          $11.54         $10.64          $9.87
  Accumulation units outstanding
  at the end of period                     33,318          39,693          30,906         29,504          11,167

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $8.27           $9.05
    End of period                          $9.21           $8.27
  Accumulation units outstanding
  at the end of period                     12,166          5,827

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1156)

  Accumulation unit value:
    Beginning of period                    $28.39          $24.04          $22.36           N/A            N/A
    End of period                          $15.99          $28.39          $24.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              593              80             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $27.55          $25.65          $25.03         $24.42          $22.33
    End of period                          $15.95          $27.55          $25.65         $25.03          $24.42
  Accumulation units outstanding
  at the end of period                     4,782           1,949           2,473          10,718          6,921

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $16.84          $21.37
    End of period                          $22.33          $16.84
  Accumulation units outstanding
  at the end of period                      696             287






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.62          $11.34           N/A             N/A            N/A
    End of period                          $6.51           $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,714           1,022            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $6.58            N/A             N/A             N/A            N/A
    End of period                          $6.49            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,107            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $17.80          $18.07          $16.43         $16.23          $15.58
    End of period                          $10.63          $17.80          $18.07         $16.43          $16.23
  Accumulation units outstanding
  at the end of period                      795            4,030           8,502           8,760          7,987

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $12.78          $16.16
    End of period                          $15.58          $12.78
  Accumulation units outstanding
  at the end of period                     7,976           7,701

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $23.94          $21.82          $18.55         $18.48          $15.88
    End of period                          $14.47          $23.94          $21.82         $18.55          $18.48
  Accumulation units outstanding
  at the end of period                     7,579           3,573           6,449           4,903          6,535

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.59          $15.94
    End of period                          $15.88          $11.59
  Accumulation units outstanding
  at the end of period                     4,993           3,042






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.16           N/A             N/A            N/A
    End of period                          $6.19           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,624          122,393           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.15           N/A             N/A            N/A
    End of period                          $5.74           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,624           1,509            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1156)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.83          $10.31           N/A            N/A
    End of period                          $7.43           $10.80          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,850          11,843          5,845            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.59           N/A             N/A            N/A
    End of period                          $5.97           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              108             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                    $11.52          $12.54          $10.88         $10.72           N/A
    End of period                          $7.55           $11.52          $12.54         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     10,804          7,797           6,763           3,020           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $18.81          $17.95          $17.51         $17.42          $16.64
    End of period                          $17.46          $18.81          $17.95         $17.51          $17.42
  Accumulation units outstanding
  at the end of period                     6,825           13,520          13,359          7,335          6,628

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.97          $14.41
    End of period                          $16.64          $14.97
  Accumulation units outstanding
  at the end of period                     6,108           2,486






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1034)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.73          $11.74           N/A            N/A
    End of period                          $8.02           $12.81          $12.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,696           6,587           4,849            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1034)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.44          $10.17          $10.00           N/A            N/A
    End of period                          $9.61           $10.44          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,041           8,420           5,181            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(227)

  Accumulation unit value:
    Beginning of period                    $16.42          $14.98          $11.59          $9.98          $8.32
    End of period                          $8.93           $16.42          $14.98         $11.59          $9.98
  Accumulation units outstanding
  at the end of period                     14,619          22,698          36,438         33,384          26,535

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(227)

  Accumulation unit value:
    Beginning of period                    $6.09           $6.14
    End of period                          $8.32           $6.09
  Accumulation units outstanding
  at the end of period                     17,303          6,476






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $23.70          $22.42          $20.43         $19.65          $17.00
    End of period                          $12.89          $23.70          $22.42         $20.43          $19.65
  Accumulation units outstanding
  at the end of period                     1,573           2,008           1,456           1,134           782

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $12.80          $16.43
    End of period                          $17.00          $12.80
  Accumulation units outstanding
  at the end of period                     1,309            583

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(117)

  Accumulation unit value:
    Beginning of period                    $15.39          $14.77          $14.61         $14.57          $14.33
    End of period                          $16.05          $15.39          $14.77         $14.61          $14.57
  Accumulation units outstanding
  at the end of period                     26,910          11,678          8,184           9,136          6,973

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(117)

  Accumulation unit value:
    Beginning of period                    $14.46          $13.41
    End of period                          $14.33          $14.46
  Accumulation units outstanding
  at the end of period                     6,822           6,593






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1139)

  Accumulation unit value:
    Beginning of period                    $13.99          $10.84          $9.20            N/A            N/A
    End of period                          $6.84           $13.99          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                      711            3,525             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $18.75          $19.66          $17.52         $16.44          $13.46
    End of period                          $11.20          $18.75          $19.66         $17.52          $16.44
  Accumulation units outstanding
  at the end of period                     13,210          20,878          25,316         26,698          19,585

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.67          $13.08
    End of period                          $13.46          $10.67
  Accumulation units outstanding
  at the end of period                     10,125          7,564






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(128)

  Accumulation unit value:
    Beginning of period                    $14.93          $16.36          $14.31         $13.96          $12.36
    End of period                          $8.98           $14.93          $16.36         $14.31          $13.96
  Accumulation units outstanding
  at the end of period                     8,909           18,675          24,085         27,317          29,887

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(128)

  Accumulation unit value:
    Beginning of period                    $9.09           $11.09
    End of period                          $12.36          $9.09
  Accumulation units outstanding
  at the end of period                     10,194          7,521

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1444)

  Accumulation unit value:
    Beginning of period                    $9.78           $9.71            N/A             N/A            N/A
    End of period                          $6.11           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,179            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1444)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(240)

  Accumulation unit value:
    Beginning of period                    $11.49          $12.08          $10.99         $11.56          $9.68
    End of period                          $7.29           $11.49          $12.08         $10.99          $11.56
  Accumulation units outstanding
  at the end of period                     17,458          54,915          57,759         61,202          36,601

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(240)

  Accumulation unit value:
    Beginning of period                    $7.45           $7.48
    End of period                          $9.68           $7.45
  Accumulation units outstanding
  at the end of period                     17,968           818

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(177)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.02          $10.86         $10.89          $10.73
    End of period                          $11.66          $11.49          $11.02         $10.86          $10.89
  Accumulation units outstanding
  at the end of period                     3,913           24,051          33,939         29,718          13,757

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(177)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.40
    End of period                          $10.73          $10.64
  Accumulation units outstanding
  at the end of period                     8,620           2,296






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(530)

  Accumulation unit value:
    Beginning of period                    $5.92           $5.79           $4.35           $4.39          $4.22
    End of period                          $3.50           $5.92           $5.79           $4.35          $4.39
  Accumulation units outstanding
  at the end of period                     1,255           1,384           5,803           5,568          5,372

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(530)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(923)

  Accumulation unit value:
    Beginning of period                    $10.06          $11.15          $10.04          $9.85           N/A
    End of period                          $6.77           $10.06          $11.15         $10.04           N/A
  Accumulation units outstanding
  at the end of period                      549             549             549             549            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(923)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.87          $8.56           $9.27          $9.20
    End of period                          $5.68           $10.75          $10.87          $8.56          $9.27
  Accumulation units outstanding
  at the end of period                     18,948          58,583          67,327         76,537          52,829

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $7.47           $9.22
    End of period                          $9.20           $7.47
  Accumulation units outstanding
  at the end of period                     35,044          2,848

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1049)

  Accumulation unit value:
    Beginning of period                    $10.36          $11.75          $10.04           N/A            N/A
    End of period                          $5.14           $10.36          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,921           6,525           8,670            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1049)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.50           $9.35           $8.17           $8.00          $7.35
    End of period                          $5.79           $9.50           $9.35           $8.17          $8.00
  Accumulation units outstanding
  at the end of period                     16,792          17,347          22,291         17,093          7,762

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $5.81           $7.44
    End of period                          $7.35           $5.81
  Accumulation units outstanding
  at the end of period                     5,483           2,255

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(530)

  Accumulation unit value:
    Beginning of period                    $11.44          $14.14          $12.16         $11.70          $11.34
    End of period                          $5.53           $11.44          $14.14         $12.16          $11.70
  Accumulation units outstanding
  at the end of period                       -              136            1,387           1,605          1,998

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(530)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(240)

  Accumulation unit value:
    Beginning of period                    $18.32          $16.84          $12.27         $11.37          $9.07
    End of period                          $9.24           $18.32          $16.84         $12.27          $11.37
  Accumulation units outstanding
  at the end of period                     23,125          52,093          54,748         62,208          31,454

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(240)

  Accumulation unit value:
    Beginning of period                    $6.95           $7.17
    End of period                          $9.07           $6.95
  Accumulation units outstanding
  at the end of period                     18,285           854






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(530)

  Accumulation unit value:
    Beginning of period                    $12.02          $11.41          $10.96         $10.40          $10.78
    End of period                          $9.04           $12.02          $11.41         $10.96          $10.40
  Accumulation units outstanding
  at the end of period                     14,762          2,085           1,850           3,020          2,101

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(530)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                    $6.83            N/A             N/A             N/A            N/A
    End of period                          $6.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      869             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(269)

  Accumulation unit value:
    Beginning of period                    $19.65          $18.18          $14.78         $13.32          $11.39
    End of period                          $10.98          $19.65          $18.18         $14.78          $13.32
  Accumulation units outstanding
  at the end of period                     6,794           22,938          31,230         31,222          16,514

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(269)

  Accumulation unit value:
    Beginning of period                    $8.04            N/A
    End of period                          $11.39           N/A
  Accumulation units outstanding
  at the end of period                     11,540           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(761)

  Accumulation unit value:
    Beginning of period                    $13.64          $13.73          $11.80         $10.89           N/A
    End of period                          $7.68           $13.64          $13.73         $11.80           N/A
  Accumulation units outstanding
  at the end of period                    131,783         175,608         151,262         114,440          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(761)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1068)

  Accumulation unit value:
    Beginning of period                    $11.88          $10.68          $9.99            N/A            N/A
    End of period                          $6.27           $11.88          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(923)

  Accumulation unit value:
    Beginning of period                    $12.54          $10.75          $10.48         $10.54           N/A
    End of period                          $7.18           $12.54          $10.75         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     1,319           7,204           7,246           7,285           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(923)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(530)

  Accumulation unit value:
    Beginning of period                    $35.25          $26.61          $22.50         $16.79          $13.97
    End of period                          $21.45          $35.25          $26.61         $22.50          $16.79
  Accumulation units outstanding
  at the end of period                     4,222           4,587           4,928           3,539          2,178

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(530)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(240)

  Accumulation unit value:
    Beginning of period                    $13.63          $13.25          $12.93          $9.62          $8.35
    End of period                          $6.72           $13.63          $13.25         $12.93          $9.62
  Accumulation units outstanding
  at the end of period                     17,176          51,501          60,277         65,253          36,489

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(240)

  Accumulation unit value:
    Beginning of period                    $7.17           $7.30
    End of period                          $8.35           $7.17
  Accumulation units outstanding
  at the end of period                     18,342           839






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.16          $9.95            N/A            N/A
    End of period                          $7.05           $10.70          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,853           3,232           3,414            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $15.62          $14.85          $13.82         $12.60          $11.11
    End of period                          $9.55           $15.62          $14.85         $13.82          $12.60
  Accumulation units outstanding
  at the end of period                     9,892           29,668          33,306         34,675          12,357

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $8.43           $10.81
    End of period                          $11.11          $8.43
  Accumulation units outstanding
  at the end of period                     11,011          1,496






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.86          $10.53         $10.30          $9.55
    End of period                          $7.44           $12.19          $11.86         $10.53          $10.30
  Accumulation units outstanding
  at the end of period                     17,571          37,289          43,599         45,226          18,667

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $7.64           $9.66
    End of period                          $9.55           $7.64
  Accumulation units outstanding
  at the end of period                     17,495          3,387

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(240)

  Accumulation unit value:
    Beginning of period                    $17.83          $20.34          $18.97         $17.78          $16.13
    End of period                          $10.47          $17.83          $20.34         $18.97          $17.78
  Accumulation units outstanding
  at the end of period                     7,536           28,820          31,246         34,651          18,251

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(240)

  Accumulation unit value:
    Beginning of period                    $11.13          $11.10
    End of period                          $16.13          $11.13
  Accumulation units outstanding
  at the end of period                     10,382           551

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $14.54          $15.17          $13.18         $12.91          $11.23
    End of period                          $9.26           $14.54          $15.17         $13.18          $12.91
  Accumulation units outstanding
  at the end of period                     16,647          33,054          38,189         39,863          17,316

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $7.86           $10.53
    End of period                          $11.23          $7.86
  Accumulation units outstanding
  at the end of period                     10,906          1,538






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(923)

  Accumulation unit value:
    Beginning of period                    $6.66           $5.94           $5.54           $5.46           N/A
    End of period                          $3.69           $6.66           $5.94           $5.54           N/A
  Accumulation units outstanding
  at the end of period                     11,235          3,229            989            1,310           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(923)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(782)

  Accumulation unit value:
    Beginning of period                    $17.53          $14.98          $15.51         $12.42           N/A
    End of period                          $9.02           $17.53          $14.98         $15.51           N/A
  Accumulation units outstanding
  at the end of period                     12,748          12,419          17,085         13,993           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(782)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(730)

  Accumulation unit value:
    Beginning of period                    $14.17          $13.06          $11.89         $11.06          $10.97
    End of period                          $7.94           $14.17          $13.06         $11.89          $11.06
  Accumulation units outstanding
  at the end of period                     8,175           9,029           11,550          4,303          3,006

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(730)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.68          $14.10          $12.31         $11.05          $9.57
    End of period                          $8.50           $14.68          $14.10         $12.31          $11.05
  Accumulation units outstanding
  at the end of period                     10,857          19,223          28,679         24,246          22,287

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $6.95           $9.13
    End of period                          $9.57           $6.95
  Accumulation units outstanding
  at the end of period                     19,629          4,327






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.87          $10.27           N/A             N/A            N/A
    End of period                          $10.25          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,231          9,967            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(117)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.52          $13.35         $13.32          $13.02
    End of period                          $14.09          $14.33          $13.52         $13.35          $13.32
  Accumulation units outstanding
  at the end of period                     37,573          82,976          94,518         86,639          72,830

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(117)

  Accumulation unit value:
    Beginning of period                    $12.69          $12.08
    End of period                          $13.02          $12.69
  Accumulation units outstanding
  at the end of period                     47,633          22,994






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(381)

  Accumulation unit value:
    Beginning of period                    $20.35          $22.41          $20.11         $18.89          $17.06
    End of period                          $11.86          $20.35          $22.41         $20.11          $18.89
  Accumulation units outstanding
  at the end of period                      631             633             636              -             230

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(381)

  Accumulation unit value:
    Beginning of period                    $14.99           N/A
    End of period                          $17.06           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.02          $13.45          $12.42         $12.48          $12.15
    End of period                          $8.83           $13.02          $13.45         $12.42          $12.48
  Accumulation units outstanding
  at the end of period                     7,540           32,814          39,081         37,645          76,541

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $19.48          $21.08          $19.05         $18.54          $17.25
    End of period                          $10.07          $19.48          $21.08         $19.05          $18.54
  Accumulation units outstanding
  at the end of period                     1,034           2,307           2,358           1,946          3,162

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $14.14          $17.61
    End of period                          $17.25          $14.14
  Accumulation units outstanding
  at the end of period                     1,988            305

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.75            N/A             N/A             N/A            N/A
    End of period                          $6.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,467           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $7.54            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     77,432           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $6.03            N/A             N/A             N/A            N/A
    End of period                          $7.08            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,991            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $15.55          $14.55          $12.85         $12.10          $10.97
    End of period                          $9.27           $15.55          $14.55         $12.85          $12.10
  Accumulation units outstanding
  at the end of period                     11,635          33,680          47,930         50,452          53,387

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $8.84           $10.88
    End of period                          $10.97          $8.84
  Accumulation units outstanding
  at the end of period                     16,363          12,660






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(685)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.05          $10.46         $10.30          $9.97
    End of period                          $9.71           $11.50          $11.05         $10.46          $10.30
  Accumulation units outstanding
  at the end of period                     2,367           2,370           2,374             -             194

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(117)

  Accumulation unit value:
    Beginning of period                    $15.42          $14.49          $12.96         $12.32          $11.29
    End of period                          $9.76           $15.42          $14.49         $12.96          $12.32
  Accumulation units outstanding
  at the end of period                     24,982          79,554          96,599         100,998        107,639

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(117)

  Accumulation unit value:
    Beginning of period                    $9.47           $10.96
    End of period                          $11.29          $9.47
  Accumulation units outstanding
  at the end of period                     70,104          10,063






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(738)

  Accumulation unit value:
    Beginning of period                    $12.30          $11.66          $10.78         $10.44           N/A
    End of period                          $9.48           $12.30          $11.66         $10.78           N/A
  Accumulation units outstanding
  at the end of period                     23,931          13,695          12,379          6,399           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.65          $13.77          $12.54         $12.03          $11.21
    End of period                          $10.40          $14.65          $13.77         $12.54          $12.03
  Accumulation units outstanding
  at the end of period                     79,251         113,442         154,685         150,078        126,132

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.72           $10.77
    End of period                          $11.21          $9.72
  Accumulation units outstanding
  at the end of period                     60,378          10,828






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.53          $11.24           N/A             N/A            N/A
    End of period                          $7.89           $11.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,289           2,433            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $26.02          $24.72          $22.21         $21.54          $19.84
    End of period                          $20.20          $26.02          $24.72         $22.21          $21.54
  Accumulation units outstanding
  at the end of period                     18,127          23,284          24,465         25,812          17,803

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $16.66          $18.17
    End of period                          $19.84          $16.66
  Accumulation units outstanding
  at the end of period                     8,722           4,116






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(219)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.78          $11.51         $11.44          $11.59
    End of period                          $12.09          $12.08          $11.78         $11.51          $11.44
  Accumulation units outstanding
  at the end of period                    126,126          5,870           13,541         13,023          12,915

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(219)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.81
    End of period                          $11.59          $11.78
  Accumulation units outstanding
  at the end of period                     3,218           2,523

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(241)

  Accumulation unit value:
    Beginning of period                    $21.44          $20.31          $17.15         $16.19          $14.40
    End of period                          $14.00          $21.44          $20.31         $17.15          $16.19
  Accumulation units outstanding
  at the end of period                     6,143           5,151           3,842           2,627          1,985

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(241)

  Accumulation unit value:
    Beginning of period                    $10.91          $11.23
    End of period                          $14.40          $10.91
  Accumulation units outstanding
  at the end of period                     1,956           1,135






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $30.08          $27.90          $25.06         $24.12          $22.41
    End of period                          $16.84          $30.08          $27.90         $25.06          $24.12
  Accumulation units outstanding
  at the end of period                     8,486           13,960          24,738         15,595          14,950

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $17.53          $21.78
    End of period                          $22.41          $17.53
  Accumulation units outstanding
  at the end of period                     13,641          4,819

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $41.99          $36.59          $34.98         $31.31          $27.09
    End of period                          $24.41          $41.99          $36.59         $34.98          $31.31
  Accumulation units outstanding
  at the end of period                     9,852           8,723           12,495         14,138          11,404

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $19.96          $25.92
    End of period                          $27.09          $19.96
  Accumulation units outstanding
  at the end of period                     8,663           5,074






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(117)

  Accumulation unit value:
    Beginning of period                    $15.44          $15.64          $13.30         $12.80          $11.34
    End of period                          $9.00           $15.44          $15.64         $13.30          $12.80
  Accumulation units outstanding
  at the end of period                     18,689          45,077          60,893         59,706          48,253

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(117)

  Accumulation unit value:
    Beginning of period                    $8.92           $11.26
    End of period                          $11.34          $8.92
  Accumulation units outstanding
  at the end of period                     20,886          13,561

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.10%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $12.82          $15.41          $11.54         $10.51           N/A
    End of period                          $8.07           $12.82          $15.41         $11.54           N/A
  Accumulation units outstanding
  at the end of period                     79,816          73,279          78,411         20,861           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(353)

  Accumulation unit value:
    Beginning of period                    $17.63          $16.40          $13.66         $12.60          $11.06
    End of period                          $10.19          $17.63          $16.40         $13.66          $12.60
  Accumulation units outstanding
  at the end of period                     38,032          94,586          43,471         20,533            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(353)

  Accumulation unit value:
    Beginning of period                    $9.62            N/A
    End of period                          $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(52)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.13          $11.49         $10.94          $10.16
    End of period                          $8.39           $13.75          $12.13         $11.49          $10.94
  Accumulation units outstanding
  at the end of period                     73,195         182,421          35,905         30,114          3,664

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(52)

  Accumulation unit value:
    Beginning of period                    $7.98           $10.57
    End of period                          $10.16          $7.98
  Accumulation units outstanding
  at the end of period                       80              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(470)

  Accumulation unit value:
    Beginning of period                    $15.14          $13.89          $12.39         $11.67          $11.15
    End of period                          $8.94           $15.14          $13.89         $12.39          $11.67
  Accumulation units outstanding
  at the end of period                     13,004          18,824          11,687         12,457          1,526

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(470)

  Accumulation unit value:
    Beginning of period                    $10.87           N/A
    End of period                          $11.15           N/A
  Accumulation units outstanding
  at the end of period                      119             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(114)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.54          $10.64          $9.87          $9.21
    End of period                          $8.57           $12.20          $11.54         $10.64          $9.87
  Accumulation units outstanding
  at the end of period                     77,799          36,990          23,552         24,673          5,567

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(114)

  Accumulation unit value:
    Beginning of period                    $8.27           $8.95
    End of period                          $9.21           $8.27
  Accumulation units outstanding
  at the end of period                      984              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(710)

  Accumulation unit value:
    Beginning of period                    $28.38          $24.03          $21.65         $21.70          $21.08
    End of period                          $15.98          $28.38          $24.03         $21.65          $21.70
  Accumulation units outstanding
  at the end of period                     22,113          13,103          5,934           6,745            59

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1461)

  Accumulation unit value:
    Beginning of period                    $9.85           $9.48            N/A             N/A            N/A
    End of period                          $4.45           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,320           1,829            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1461)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $27.54          $25.63          $25.02         $24.41          $22.32
    End of period                          $15.94          $27.54          $25.63         $25.02          $24.41
  Accumulation units outstanding
  at the end of period                     19,348          19,889          10,952         10,786          15,626

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $16.83          $22.04
    End of period                          $22.32          $16.83
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.62          $10.20           N/A             N/A            N/A
    End of period                          $6.51           $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    115,200         230,932           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.63          $10.20           N/A             N/A            N/A
    End of period                          $6.49           $10.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,211          5,999            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $17.79          $18.06          $16.42         $16.22          $15.58
    End of period                          $10.62          $17.79          $18.06         $16.42          $16.22
  Accumulation units outstanding
  at the end of period                     14,573          15,533          11,229         10,270          3,192

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $12.77          $16.88
    End of period                          $15.58          $12.77
  Accumulation units outstanding
  at the end of period                      991              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(78)

  Accumulation unit value:
    Beginning of period                    $23.93          $21.81          $18.54         $18.47          $15.88
    End of period                          $14.46          $23.93          $21.81         $18.54          $18.47
  Accumulation units outstanding
  at the end of period                     37,467          43,667          21,884         11,624          2,271

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(78)

  Accumulation unit value:
    Beginning of period                    $11.58          $16.13
    End of period                          $15.88          $11.58
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.00           N/A             N/A            N/A
    End of period                          $6.18           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    297,389         301,026           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.86           $9.98            N/A             N/A            N/A
    End of period                          $5.73           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,144          15,205           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.83          $9.95            N/A            N/A
    End of period                          $7.43           $10.80          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     88,357          97,080          31,078           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.06           N/A             N/A            N/A
    End of period                          $5.97           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,535          24,032           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $11.52          $12.54          $10.88         $10.55           N/A
    End of period                          $7.55           $11.52          $12.54         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     32,434          24,705          13,603          7,626           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $18.80          $17.94          $17.50         $17.42          $16.64
    End of period                          $17.45          $18.80          $17.94         $17.50          $17.42
  Accumulation units outstanding
  at the end of period                     89,150         123,492          81,398         47,123          7,704

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $14.96          $14.41
    End of period                          $16.64          $14.96
  Accumulation units outstanding
  at the end of period                     1,219             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1917)

  Accumulation unit value:
    Beginning of period                    $9.29            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      456             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1917)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.73          $11.23         $10.53           N/A
    End of period                          $8.02           $12.81          $12.73         $11.23           N/A
  Accumulation units outstanding
  at the end of period                     34,211          33,462          24,146          9,257           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.17          $10.00           N/A            N/A
    End of period                          $9.61           $10.43          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,374          47,826          21,604           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(470)

  Accumulation unit value:
    Beginning of period                    $16.41          $14.97          $11.58          $9.98          $8.31
    End of period                          $8.92           $16.41          $14.97         $11.58          $9.98
  Accumulation units outstanding
  at the end of period                    119,238         195,973         241,399         145,273         53,013

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(470)

  Accumulation unit value:
    Beginning of period                    $7.86            N/A
    End of period                          $8.31            N/A
  Accumulation units outstanding
  at the end of period                      194             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $23.68          $22.40          $20.42         $19.64          $17.00
    End of period                          $12.88          $23.68          $22.40         $20.42          $19.64
  Accumulation units outstanding
  at the end of period                     16,301          20,331          10,599          8,476           320

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $12.80          $16.42
    End of period                          $17.00          $12.80
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $15.38          $14.76          $14.60         $14.57          $14.32
    End of period                          $16.04          $15.38          $14.76         $14.60          $14.57
  Accumulation units outstanding
  at the end of period                    127,845          50,544          33,495         40,114          8,581

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $14.46          $13.18
    End of period                          $14.32          $14.46
  Accumulation units outstanding
  at the end of period                     3,568             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $13.99          $10.84          $9.48            N/A            N/A
    End of period                          $6.84           $13.99          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                    115,203         149,610          19,161           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(96)

  Accumulation unit value:
    Beginning of period                    $18.74          $19.65          $17.51         $16.44          $13.46
    End of period                          $11.20          $18.74          $19.65         $17.51          $16.44
  Accumulation units outstanding
  at the end of period                     67,980         104,260          73,216         43,073          8,701

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(96)

  Accumulation unit value:
    Beginning of period                    $10.66          $13.19
    End of period                          $13.46          $10.66
  Accumulation units outstanding
  at the end of period                       76              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $14.91          $16.35          $14.29         $13.94          $12.34
    End of period                          $8.97           $14.91          $16.35         $14.29          $13.94
  Accumulation units outstanding
  at the end of period                     35,673          37,518          41,465         67,779          15,117

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $9.08           $11.90
    End of period                          $12.34          $9.08
  Accumulation units outstanding
  at the end of period                       63              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1430)

  Accumulation unit value:
    Beginning of period                    $9.78           $10.44           N/A             N/A            N/A
    End of period                          $6.11           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    124,712          4,587            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(187)

  Accumulation unit value:
    Beginning of period                    $11.49          $12.07          $10.99         $11.56          $9.68
    End of period                          $7.29           $11.49          $12.07         $10.99          $11.56
  Accumulation units outstanding
  at the end of period                    357,561         518,494         525,177         498,549         92,927

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(187)

  Accumulation unit value:
    Beginning of period                    $7.44           $7.92
    End of period                          $9.68           $7.44
  Accumulation units outstanding
  at the end of period                      166              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(293)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.02          $10.86         $10.89          $10.73
    End of period                          $11.66          $11.48          $11.02         $10.86          $10.89
  Accumulation units outstanding
  at the end of period                    197,275         285,354         251,959         206,668         41,775

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(293)

  Accumulation unit value:
    Beginning of period                    $10.58           N/A
    End of period                          $10.73           N/A
  Accumulation units outstanding
  at the end of period                     6,487            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(603)

  Accumulation unit value:
    Beginning of period                    $5.91           $5.79           $4.34           $4.39          $3.92
    End of period                          $3.49           $5.91           $5.79           $4.34          $4.39
  Accumulation units outstanding
  at the end of period                     65,330         136,646          99,592         15,624          12,514

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(697)

  Accumulation unit value:
    Beginning of period                    $10.06          $11.15          $10.04         $10.51          $9.78
    End of period                          $6.77           $10.06          $11.15         $10.04          $10.51
  Accumulation units outstanding
  at the end of period                     29,863          17,282          15,487          3,764          3,343

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.86          $8.56           $9.27          $9.20
    End of period                          $5.68           $10.74          $10.86          $8.56          $9.27
  Accumulation units outstanding
  at the end of period                    432,997         616,909         634,917         649,652        114,712

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $7.47           $7.17
    End of period                          $9.20           $7.47
  Accumulation units outstanding
  at the end of period                     1,364             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.36          $11.75          $10.00           N/A            N/A
    End of period                          $5.14           $10.36          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                    109,129         133,583         110,351           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(187)

  Accumulation unit value:
    Beginning of period                    $9.50           $9.35           $8.17           $8.00          $7.34
    End of period                          $5.78           $9.50           $9.35           $8.17          $8.00
  Accumulation units outstanding
  at the end of period                     33,613          24,278          30,103         28,646          14,730

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(187)

  Accumulation unit value:
    Beginning of period                    $5.81           $5.93
    End of period                          $7.34           $5.81
  Accumulation units outstanding
  at the end of period                      216              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $11.43          $14.13          $12.16         $11.70          $10.38
    End of period                          $5.53           $11.43          $14.13         $12.16          $11.70
  Accumulation units outstanding
  at the end of period                     55,814          22,398          23,731         20,808          2,817

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(419)

  Accumulation unit value:
    Beginning of period                    $18.31          $16.83          $12.27         $11.37          $9.06
    End of period                          $9.23           $18.31          $16.83         $12.27          $11.37
  Accumulation units outstanding
  at the end of period                    372,688         546,645         559,451         516,008        107,439

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(419)

  Accumulation unit value:
    Beginning of period                    $8.45            N/A
    End of period                          $9.06            N/A
  Accumulation units outstanding
  at the end of period                      172             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(589)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.40          $10.96         $10.40          $10.48
    End of period                          $9.03           $12.01          $11.40         $10.96          $10.40
  Accumulation units outstanding
  at the end of period                     62,473          61,688          42,345         55,788          9,114

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1330)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.19           N/A             N/A            N/A
    End of period                          $6.77           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,371           3,842            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1330)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(293)

  Accumulation unit value:
    Beginning of period                    $19.66          $18.19          $14.79         $13.33          $11.39
    End of period                          $10.99          $19.66          $18.19         $14.79          $13.33
  Accumulation units outstanding
  at the end of period                    185,335         248,800         250,376         244,656         37,799

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(293)

  Accumulation unit value:
    Beginning of period                    $8.09            N/A
    End of period                          $11.39           N/A
  Accumulation units outstanding
  at the end of period                     2,042            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                    $13.64          $13.73          $11.80         $10.89          $9.77
    End of period                          $7.67           $13.64          $13.73         $11.80          $10.89
  Accumulation units outstanding
  at the end of period                   1,805,984       2,266,827       2,004,984       1,383,802       102,259

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                    $11.88          $10.68          $9.38            N/A            N/A
    End of period                          $6.27           $11.88          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                    122,241          83,419          4,846            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                    $12.54          $10.75          $10.48         $10.82          $10.46
    End of period                          $7.18           $12.54          $10.75         $10.48          $10.82
  Accumulation units outstanding
  at the end of period                     25,977          46,844          41,341         21,746          2,014

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.25           N/A             N/A            N/A
    End of period                          $6.10           $11.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,477          29,909           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(656)

  Accumulation unit value:
    Beginning of period                    $35.23          $26.60          $22.49         $16.79          $15.14
    End of period                          $21.44          $35.23          $26.60         $22.49          $16.79
  Accumulation units outstanding
  at the end of period                    127,190          93,685         144,285         105,510         5,959

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(656)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $13.62          $13.25          $12.92          $9.62          $8.35
    End of period                          $6.72           $13.62          $13.25         $12.92          $9.62
  Accumulation units outstanding
  at the end of period                    393,640         539,515         584,493         551,927        113,139

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $7.17           $8.49
    End of period                          $8.35           $7.17
  Accumulation units outstanding
  at the end of period                      189              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.16          $9.45            N/A            N/A
    End of period                          $7.05           $10.70          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,544           3,296           3,895            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(57)

  Accumulation unit value:
    Beginning of period                    $15.59          $14.82          $13.79         $12.58          $11.10
    End of period                          $9.53           $15.59          $14.82         $13.79          $12.58
  Accumulation units outstanding
  at the end of period                    200,296         235,011         234,072         207,734         37,930

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(57)

  Accumulation unit value:
    Beginning of period                    $8.43           $9.78
    End of period                          $11.10          $8.43
  Accumulation units outstanding
  at the end of period                     2,307             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(57)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.86          $10.52         $10.30          $9.55
    End of period                          $7.44           $12.18          $11.86         $10.52          $10.30
  Accumulation units outstanding
  at the end of period                    295,905         387,135         377,775         362,182         67,249

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(57)

  Accumulation unit value:
    Beginning of period                    $7.63           $9.49
    End of period                          $9.55           $7.63
  Accumulation units outstanding
  at the end of period                     12,394            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                    $8.80           $10.29           N/A             N/A            N/A
    End of period                          $6.02           $8.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,871          42,970           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(187)

  Accumulation unit value:
    Beginning of period                    $17.82          $20.33          $18.96         $17.78          $16.12
    End of period                          $10.46          $17.82          $20.33         $18.96          $17.78
  Accumulation units outstanding
  at the end of period                    233,859         339,836         348,847         296,981         52,158

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(187)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.95
    End of period                          $16.12          $11.12
  Accumulation units outstanding
  at the end of period                       95              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(57)

  Accumulation unit value:
    Beginning of period                    $14.52          $15.15          $13.17         $12.90          $11.22
    End of period                          $9.25           $14.52          $15.15         $13.17          $12.90
  Accumulation units outstanding
  at the end of period                    166,174         225,070         221,537         195,113         29,121

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(57)

  Accumulation unit value:
    Beginning of period                    $7.86           $9.52
    End of period                          $11.22          $7.86
  Accumulation units outstanding
  at the end of period                      683              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(589)

  Accumulation unit value:
    Beginning of period                    $6.66           $5.93           $5.54           $5.52          $5.35
    End of period                          $3.69           $6.66           $5.93           $5.54          $5.52
  Accumulation units outstanding
  at the end of period                     77,525         123,177          38,685         34,156          16,480

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(704)

  Accumulation unit value:
    Beginning of period                    $17.53          $14.98          $15.51         $11.41          $10.70
    End of period                          $9.02           $17.53          $14.98         $15.51          $11.41
  Accumulation units outstanding
  at the end of period                    223,522         302,167         371,424         356,491         10,467

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.06          $11.89         $11.06          $9.80
    End of period                          $7.93           $14.16          $13.06         $11.89          $11.06
  Accumulation units outstanding
  at the end of period                    265,075         322,996         471,419         347,383         11,222

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(114)

  Accumulation unit value:
    Beginning of period                    $14.67          $14.09          $12.30         $11.05          $9.57
    End of period                          $8.50           $14.67          $14.09         $12.30          $11.05
  Accumulation units outstanding
  at the end of period                     57,072          60,304          56,112         44,726          7,586

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(114)

  Accumulation unit value:
    Beginning of period                    $6.95           $8.97
    End of period                          $9.57           $6.95
  Accumulation units outstanding
  at the end of period                      109              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1772)

  Accumulation unit value:
    Beginning of period                    $8.90            N/A             N/A             N/A            N/A
    End of period                          $4.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,317            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1776)

  Accumulation unit value:
    Beginning of period                    $7.83            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,928           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.87          $10.27           N/A             N/A            N/A
    End of period                          $10.25          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    263,358          20,604           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.52          $13.34         $13.32          $13.02
    End of period                          $14.09          $14.33          $13.52         $13.34          $13.32
  Accumulation units outstanding
  at the end of period                    279,810         204,928         182,439         128,872         25,395

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $12.69          $12.06
    End of period                          $13.02          $12.69
  Accumulation units outstanding
  at the end of period                     2,459             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(731)

  Accumulation unit value:
    Beginning of period                    $20.33          $22.39          $20.10         $18.88          $18.80
    End of period                          $11.85          $20.33          $22.39         $20.10          $18.88
  Accumulation units outstanding
  at the end of period                     2,150           1,999           1,287           9,540           204

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(731)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.01          $13.44          $12.42         $12.47          $12.14
    End of period                          $8.82           $13.01          $13.44         $12.42          $12.47
  Accumulation units outstanding
  at the end of period                     73,110          76,777          53,122         60,463          16,438

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1794)

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $5.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,807            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                    $10.53           N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,917           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $19.48          $21.08          $19.04         $18.54          $17.25
    End of period                          $10.07          $19.48          $21.08         $19.04          $18.54
  Accumulation units outstanding
  at the end of period                     5,361           5,875           5,619           4,618           409

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $14.14          $17.43
    End of period                          $17.25          $14.14
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1917)

  Accumulation unit value:
    Beginning of period                    $7.86            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,022            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1917)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1470)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.91            N/A             N/A            N/A
    End of period                          $6.64           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     84,279          2,437            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.19            N/A             N/A             N/A            N/A
    End of period                          $6.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,093            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.44          $10.82           N/A             N/A            N/A
    End of period                          $6.21           $10.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,979           4,986            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $7.54            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,388           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $6.68            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     72,644           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.12            N/A             N/A             N/A            N/A
    End of period                          $7.08            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,041            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $8.87            N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,840            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $15.54          $14.54          $12.85         $12.10          $10.97
    End of period                          $9.26           $15.54          $14.54         $12.85          $12.10
  Accumulation units outstanding
  at the end of period                     84,182          89,011          81,247         94,369          29,947

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $8.83           $11.08
    End of period                          $10.97          $8.83
  Accumulation units outstanding
  at the end of period                      936              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.05          $10.46         $10.30          $9.94
    End of period                          $9.71           $11.50          $11.05         $10.46          $10.30
  Accumulation units outstanding
  at the end of period                     91,200          84,101          64,593         77,870          6,019

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(151)

  Accumulation unit value:
    Beginning of period                    $15.42          $14.48          $12.96         $12.32          $11.29
    End of period                          $9.76           $15.42          $14.48         $12.96          $12.32
  Accumulation units outstanding
  at the end of period                    402,094         428,476         386,030         289,222        111,873

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(151)

  Accumulation unit value:
    Beginning of period                    $9.47           $9.73
    End of period                          $11.29          $9.47
  Accumulation units outstanding
  at the end of period                     10,049            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.66          $10.78         $10.49          $9.87
    End of period                          $9.48           $12.29          $11.66         $10.78          $10.49
  Accumulation units outstanding
  at the end of period                    311,757         328,843         345,883         333,184         93,266

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(215)

  Accumulation unit value:
    Beginning of period                    $14.64          $13.77          $12.53         $12.03          $11.21
    End of period                          $10.40          $14.64          $13.77         $12.53          $12.03
  Accumulation units outstanding
  at the end of period                    442,349         512,149         496,710         418,430        182,488

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(215)

  Accumulation unit value:
    Beginning of period                    $9.72           $9.63
    End of period                          $11.21          $9.72
  Accumulation units outstanding
  at the end of period                     14,345            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1175)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.78          $10.41           N/A            N/A
    End of period                          $7.89           $11.53          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,489          1,357           1,357            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1197)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.91          $10.74           N/A            N/A
    End of period                          $7.64           $11.69          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,559           4,958            272             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1197)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $7.46            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,114           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.02          $10.63           N/A             N/A            N/A
    End of period                          $8.83           $11.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,859          15,732           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $10.23           N/A             N/A             N/A            N/A
    End of period                          $6.34            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,116           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(78)

  Accumulation unit value:
    Beginning of period                    $26.00          $24.70          $22.20         $21.53          $19.83
    End of period                          $20.18          $26.00          $24.70         $22.20          $21.53
  Accumulation units outstanding
  at the end of period                     83,374          59,075          35,287         31,677          2,647

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(78)

  Accumulation unit value:
    Beginning of period                    $16.65          $17.97
    End of period                          $19.83          $16.65
  Accumulation units outstanding
  at the end of period                      673              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(293)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.79          $11.52         $11.46          $11.60
    End of period                          $12.10          $12.10          $11.79         $11.52          $11.46
  Accumulation units outstanding
  at the end of period                    428,328         265,006         138,068         74,568          4,081

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(293)

  Accumulation unit value:
    Beginning of period                    $11.74           N/A
    End of period                          $11.60           N/A
  Accumulation units outstanding
  at the end of period                       36             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                    $21.44          $20.30          $17.14         $16.19          $14.78
    End of period                          $13.99          $21.44          $20.30         $17.14          $16.19
  Accumulation units outstanding
  at the end of period                     52,307          53,156          31,196         12,740          2,527

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $30.06          $27.88          $25.04         $24.11          $22.40
    End of period                          $16.83          $30.06          $27.88         $25.04          $24.11
  Accumulation units outstanding
  at the end of period                     54,451          59,313          33,993         24,861          2,385

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $17.53          $23.01
    End of period                          $22.40          $17.53
  Accumulation units outstanding
  at the end of period                      445              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $41.97          $36.57          $34.96         $31.29          $27.08
    End of period                          $24.39          $41.97          $36.57         $34.96          $31.29
  Accumulation units outstanding
  at the end of period                     48,863          57,943          60,910         42,460          12,415

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $19.95          $24.67
    End of period                          $27.08          $19.95
  Accumulation units outstanding
  at the end of period                     2,880             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(114)

  Accumulation unit value:
    Beginning of period                    $15.43          $15.63          $13.30         $12.79          $11.34
    End of period                          $9.00           $15.43          $15.63         $13.30          $12.79
  Accumulation units outstanding
  at the end of period                    109,309         168,590          77,034         71,542          40,464

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(114)

  Accumulation unit value:
    Beginning of period                    $8.92           $11.08
    End of period                          $11.34          $8.92
  Accumulation units outstanding
  at the end of period                     1,026             -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.11%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.82          $15.41          $11.54         $10.74           N/A
    End of period                          $8.07           $12.82          $15.41         $11.54           N/A
  Accumulation units outstanding
  at the end of period                     93,140         112,513         164,382         10,327           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(417)

  Accumulation unit value:
    Beginning of period                    $17.60          $16.38          $13.65         $12.59          $11.05
    End of period                          $10.18          $17.60          $16.38         $13.65          $12.59
  Accumulation units outstanding
  at the end of period                     51,473          39,784          29,569          7,269          1,617

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(417)

  Accumulation unit value:
    Beginning of period                    $9.82            N/A
    End of period                          $11.05           N/A
  Accumulation units outstanding
  at the end of period                      185             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(402)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.13          $11.48         $10.94          $10.15
    End of period                          $8.39           $13.74          $12.13         $11.48          $10.94
  Accumulation units outstanding
  at the end of period                     51,262          45,234          31,669         36,927          27,259

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(402)

  Accumulation unit value:
    Beginning of period                    $9.54            N/A
    End of period                          $10.15           N/A
  Accumulation units outstanding
  at the end of period                     3,254            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(417)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.88          $12.38         $11.66          $11.15
    End of period                          $8.93           $15.13          $13.88         $12.38          $11.66
  Accumulation units outstanding
  at the end of period                     15,122          24,167          13,703         12,652          8,917

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(417)

  Accumulation unit value:
    Beginning of period                    $10.50           N/A
    End of period                          $11.15           N/A
  Accumulation units outstanding
  at the end of period                      663             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(402)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.53          $10.63          $9.86          $9.21
    End of period                          $8.56           $12.19          $11.53         $10.63          $9.86
  Accumulation units outstanding
  at the end of period                    106,445          95,458         264,746         44,228          19,293

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(402)

  Accumulation unit value:
    Beginning of period                    $8.70            N/A
    End of period                          $9.21            N/A
  Accumulation units outstanding
  at the end of period                     2,844            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(631)

  Accumulation unit value:
    Beginning of period                    $28.34          $24.00          $21.63         $21.68          $18.69
    End of period                          $15.96          $28.34          $24.00         $21.63          $21.68
  Accumulation units outstanding
  at the end of period                     31,465          9,702           4,508           3,559           116

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.00           N/A             N/A            N/A
    End of period                          $4.45           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,626           285             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(417)

  Accumulation unit value:
    Beginning of period                    $27.50          $25.60          $25.00         $24.39          $22.31
    End of period                          $15.92          $27.50          $25.60         $25.00          $24.39
  Accumulation units outstanding
  at the end of period                     25,063          15,280          9,724           8,143          3,889

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(417)

  Accumulation unit value:
    Beginning of period                    $20.30           N/A
    End of period                          $22.31           N/A
  Accumulation units outstanding
  at the end of period                      423             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.62          $10.20           N/A             N/A            N/A
    End of period                          $6.51           $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    231,032         352,346           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.63          $9.98            N/A             N/A            N/A
    End of period                          $6.49           $10.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    109,603          17,200           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(402)

  Accumulation unit value:
    Beginning of period                    $17.77          $18.05          $16.40         $16.21          $15.57
    End of period                          $10.61          $17.77          $18.05         $16.40          $16.21
  Accumulation units outstanding
  at the end of period                     11,778          13,914          14,471         16,137          9,717

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(402)

  Accumulation unit value:
    Beginning of period                    $14.50           N/A
    End of period                          $15.57           N/A
  Accumulation units outstanding
  at the end of period                      636             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                    $23.90          $21.78          $18.52         $18.45          $15.86
    End of period                          $14.44          $23.90          $21.78         $18.52          $18.45
  Accumulation units outstanding
  at the end of period                     65,290          42,722          26,580         15,570          8,314

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                    $15.05           N/A
    End of period                          $15.86           N/A
  Accumulation units outstanding
  at the end of period                     1,644            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.89           $9.99            N/A             N/A            N/A
    End of period                          $6.18           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    501,622         616,110           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.08           N/A             N/A            N/A
    End of period                          $5.73           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,054           11,004           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1093)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.83          $9.88            N/A            N/A
    End of period                          $7.43           $10.79          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                    187,840         304,017          55,085           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1093)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.12           N/A             N/A            N/A
    End of period                          $5.97           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    337,857          33,740           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                    $11.52          $12.54          $10.88         $10.58           N/A
    End of period                          $7.54           $11.52          $12.54         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     48,589          21,962          20,015         10,489           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(402)

  Accumulation unit value:
    Beginning of period                    $18.77          $17.92          $17.48         $17.40          $16.62
    End of period                          $17.43          $18.77          $17.92         $17.48          $17.40
  Accumulation units outstanding
  at the end of period                    152,690         173,531         163,082         96,434          9,712

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(402)

  Accumulation unit value:
    Beginning of period                    $15.88           N/A
    End of period                          $16.62           N/A
  Accumulation units outstanding
  at the end of period                     2,287            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,943            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.73          $11.23         $10.74           N/A
    End of period                          $8.02           $12.81          $12.73         $11.23           N/A
  Accumulation units outstanding
  at the end of period                     43,089          30,928          20,162          5,742           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.17          $10.00           N/A            N/A
    End of period                          $9.61           $10.43          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,966          38,761          43,463           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(397)

  Accumulation unit value:
    Beginning of period                    $16.40          $14.96          $11.57          $9.97          $8.31
    End of period                          $8.91           $16.40          $14.96         $11.57          $9.97
  Accumulation units outstanding
  at the end of period                     86,454         177,290         136,110         47,468          18,691

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(397)

  Accumulation unit value:
    Beginning of period                    $6.95            N/A
    End of period                          $8.31            N/A
  Accumulation units outstanding
  at the end of period                     3,318            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(446)

  Accumulation unit value:
    Beginning of period                    $23.65          $22.38          $20.39         $19.62          $16.98
    End of period                          $12.87          $23.65          $22.38         $20.39          $19.62
  Accumulation units outstanding
  at the end of period                     7,425           8,251           32,545          4,579          2,243

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(446)

  Accumulation unit value:
    Beginning of period                    $16.59           N/A
    End of period                          $16.98           N/A
  Accumulation units outstanding
  at the end of period                      436             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(402)

  Accumulation unit value:
    Beginning of period                    $15.36          $14.75          $14.59         $14.55          $14.31
    End of period                          $16.02          $15.36          $14.75         $14.59          $14.55
  Accumulation units outstanding
  at the end of period                    339,607          86,437          34,149         25,752          5,823

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(402)

  Accumulation unit value:
    Beginning of period                    $13.96           N/A
    End of period                          $14.31           N/A
  Accumulation units outstanding
  at the end of period                      196             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $13.99          $10.84          $9.98            N/A            N/A
    End of period                          $6.84           $13.99          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                    149,209          82,109          22,985           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(402)

  Accumulation unit value:
    Beginning of period                    $18.72          $19.63          $17.50         $16.43          $13.45
    End of period                          $11.19          $18.72          $19.63         $17.50          $16.43
  Accumulation units outstanding
  at the end of period                     40,038          60,322          49,644         49,889          26,677

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(402)

  Accumulation unit value:
    Beginning of period                    $12.59           N/A
    End of period                          $13.45           N/A
  Accumulation units outstanding
  at the end of period                     4,316            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(417)

  Accumulation unit value:
    Beginning of period                    $14.91          $16.34          $14.29         $13.94          $12.34
    End of period                          $8.96           $14.91          $16.34         $14.29          $13.94
  Accumulation units outstanding
  at the end of period                     25,976          38,008          45,885         36,284          24,299

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(417)

  Accumulation unit value:
    Beginning of period                    $11.15           N/A
    End of period                          $12.34           N/A
  Accumulation units outstanding
  at the end of period                     2,665            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1347)

  Accumulation unit value:
    Beginning of period                    $9.78           $10.29           N/A             N/A            N/A
    End of period                          $6.10           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,219          4,209            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1347)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(447)

  Accumulation unit value:
    Beginning of period                    $11.48          $12.07          $10.98         $11.55          $9.68
    End of period                          $7.28           $11.48          $12.07         $10.98          $11.55
  Accumulation units outstanding
  at the end of period                    607,693         697,649         474,416         213,436         79,152

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(447)

  Accumulation unit value:
    Beginning of period                    $8.71            N/A
    End of period                          $9.68            N/A
  Accumulation units outstanding
  at the end of period                     6,253            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(470)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.01          $10.85         $10.88          $10.72
    End of period                          $11.65          $11.48          $11.01         $10.85          $10.88
  Accumulation units outstanding
  at the end of period                    235,028         299,140         320,559         329,667        138,741

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(470)

  Accumulation unit value:
    Beginning of period                    $10.68           N/A
    End of period                          $10.72           N/A
  Accumulation units outstanding
  at the end of period                     12,285           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(494)

  Accumulation unit value:
    Beginning of period                    $5.91           $5.79           $4.34           $4.39          $3.98
    End of period                          $3.49           $5.91           $5.79           $4.34          $4.39
  Accumulation units outstanding
  at the end of period                     77,754         189,905         121,552         18,534          3,705

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(494)

  Accumulation unit value:
    Beginning of period                    $10.05          $11.15          $10.03         $10.50          $9.72
    End of period                          $6.76           $10.05          $11.15         $10.03          $10.50
  Accumulation units outstanding
  at the end of period                     38,638          25,663          22,873         16,361          3,522

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(446)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.85          $8.55           $9.26          $9.20
    End of period                          $5.67           $10.73          $10.85          $8.55          $9.26
  Accumulation units outstanding
  at the end of period                    462,753         593,396         602,508         288,403        109,344

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(446)

  Accumulation unit value:
    Beginning of period                    $8.32            N/A
    End of period                          $9.20            N/A
  Accumulation units outstanding
  at the end of period                     6,128            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                    $10.35          $11.75          $10.06           N/A            N/A
    End of period                          $5.13           $10.35          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                    304,237         284,792         241,442           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(451)

  Accumulation unit value:
    Beginning of period                    $9.49           $9.34           $8.16           $8.00          $7.34
    End of period                          $5.78           $9.49           $9.34           $8.16          $8.00
  Accumulation units outstanding
  at the end of period                    143,609         172,367         122,219         73,675          46,467

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(451)

  Accumulation unit value:
    Beginning of period                    $6.88            N/A
    End of period                          $7.34            N/A
  Accumulation units outstanding
  at the end of period                      937             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(494)

  Accumulation unit value:
    Beginning of period                    $11.42          $14.12          $12.15         $11.69          $10.53
    End of period                          $5.52           $11.42          $14.12         $12.15          $11.69
  Accumulation units outstanding
  at the end of period                    349,563          33,938          29,426         12,437          3,160

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(447)

  Accumulation unit value:
    Beginning of period                    $18.30          $16.82          $12.26         $11.36          $9.06
    End of period                          $9.22           $18.30          $16.82         $12.26          $11.36
  Accumulation units outstanding
  at the end of period                    556,624         621,111         644,014         254,462         74,484

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(447)

  Accumulation unit value:
    Beginning of period                    $8.85            N/A
    End of period                          $9.06            N/A
  Accumulation units outstanding
  at the end of period                     7,982            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(494)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.40          $10.95         $10.39          $10.29
    End of period                          $9.02           $12.00          $11.40         $10.95          $10.39
  Accumulation units outstanding
  at the end of period                    175,982          71,454          55,252         37,052          16,962

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                    $9.86           $9.76            N/A             N/A            N/A
    End of period                          $6.77           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,129          17,826           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $19.63          $18.17          $14.77         $13.32          $11.38
    End of period                          $10.97          $19.63          $18.17         $14.77          $13.32
  Accumulation units outstanding
  at the end of period                    171,050         353,661         329,290         236,446        114,210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $10.47           N/A
    End of period                          $11.38           N/A
  Accumulation units outstanding
  at the end of period                     16,223           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                    $13.63          $13.73          $11.80         $10.89          $9.68
    End of period                          $7.67           $13.63          $13.73         $11.80          $10.89
  Accumulation units outstanding
  at the end of period                   2,069,924       3,647,283       3,387,617       1,187,037       133,912

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1068)

  Accumulation unit value:
    Beginning of period                    $11.88          $10.68          $9.99            N/A            N/A
    End of period                          $6.27           $11.88          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                    268,100         633,590          83,380           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(762)

  Accumulation unit value:
    Beginning of period                    $12.53          $10.75          $10.48          $9.98           N/A
    End of period                          $7.18           $12.53          $10.75         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     32,410          45,732          90,418         20,559           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(762)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1316)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.25           N/A             N/A            N/A
    End of period                          $6.10           $11.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    132,870          70,288           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1316)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(494)

  Accumulation unit value:
    Beginning of period                    $35.21          $26.58          $22.47         $16.78          $13.01
    End of period                          $21.42          $35.21          $26.58         $22.47          $16.78
  Accumulation units outstanding
  at the end of period                    206,216          93,211         174,528         45,322          9,603

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(402)

  Accumulation unit value:
    Beginning of period                    $13.61          $13.24          $12.92          $9.61          $8.34
    End of period                          $6.71           $13.61          $13.24         $12.92          $9.61
  Accumulation units outstanding
  at the end of period                    558,213         581,178         414,372         243,157         86,842

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(402)

  Accumulation unit value:
    Beginning of period                    $7.73            N/A
    End of period                          $8.34            N/A
  Accumulation units outstanding
  at the end of period                     6,070            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.16          $9.57            N/A            N/A
    End of period                          $7.05           $10.70          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                    123,164          15,006          32,049           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $15.60          $14.83          $13.81         $12.59          $11.11
    End of period                          $9.54           $15.60          $14.83         $13.81          $12.59
  Accumulation units outstanding
  at the end of period                    200,544         381,195         381,747         229,387        119,605

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $10.71           N/A
    End of period                          $11.11           N/A
  Accumulation units outstanding
  at the end of period                     14,782           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(397)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.85          $10.52         $10.29          $9.55
    End of period                          $7.43           $12.17          $11.85         $10.52          $10.29
  Accumulation units outstanding
  at the end of period                    542,686         521,345         564,348         478,937        346,302

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(397)

  Accumulation unit value:
    Beginning of period                    $8.56            N/A
    End of period                          $9.55            N/A
  Accumulation units outstanding
  at the end of period                     18,825           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                    $8.80           $10.26           N/A             N/A            N/A
    End of period                          $6.01           $8.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    197,362          58,467           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(433)

  Accumulation unit value:
    Beginning of period                    $17.81          $20.31          $18.95         $17.77          $16.12
    End of period                          $10.45          $17.81          $20.31         $18.95          $17.77
  Accumulation units outstanding
  at the end of period                    316,331         338,969         288,826         111,662         44,975

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(433)

  Accumulation unit value:
    Beginning of period                    $15.24           N/A
    End of period                          $16.12           N/A
  Accumulation units outstanding
  at the end of period                     4,083            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(447)

  Accumulation unit value:
    Beginning of period                    $14.53          $15.16          $13.18         $12.91          $11.23
    End of period                          $9.26           $14.53          $15.16         $13.18          $12.91
  Accumulation units outstanding
  at the end of period                    154,464         346,314         338,057         229,352        111,943

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(447)

  Accumulation unit value:
    Beginning of period                    $10.89           N/A
    End of period                          $11.23           N/A
  Accumulation units outstanding
  at the end of period                     14,700           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(494)

  Accumulation unit value:
    Beginning of period                    $6.65           $5.93           $5.54           $5.52          $5.90
    End of period                          $3.68           $6.65           $5.93           $5.54          $5.52
  Accumulation units outstanding
  at the end of period                     70,012          90,145          63,548         41,857          16,460

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(692)

  Accumulation unit value:
    Beginning of period                    $17.52          $14.98          $15.51         $11.41          $10.01
    End of period                          $9.02           $17.52          $14.98         $15.51          $11.41
  Accumulation units outstanding
  at the end of period                    574,809         618,718         701,695         162,864         1,693

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.06          $11.89         $11.06          $10.04
    End of period                          $7.93           $14.16          $13.06         $11.89          $11.06
  Accumulation units outstanding
  at the end of period                    150,844         206,513         230,596         89,980          10,479

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(397)

  Accumulation unit value:
    Beginning of period                    $14.67          $14.09          $12.30         $11.05          $9.57
    End of period                          $8.49           $14.67          $14.09         $12.30          $11.05
  Accumulation units outstanding
  at the end of period                     50,376          63,219          79,017         38,891          24,818

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(397)

  Accumulation unit value:
    Beginning of period                    $8.05            N/A
    End of period                          $9.57            N/A
  Accumulation units outstanding
  at the end of period                     2,369            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1786)

  Accumulation unit value:
    Beginning of period                    $9.18            N/A             N/A             N/A            N/A
    End of period                          $4.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,060            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1779)

  Accumulation unit value:
    Beginning of period                    $7.78            N/A             N/A             N/A            N/A
    End of period                          $4.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,937           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1779)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.87          $10.06           N/A             N/A            N/A
    End of period                          $10.24          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    349,506          51,692           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(402)

  Accumulation unit value:
    Beginning of period                    $14.31          $13.51          $13.33         $13.31          $13.01
    End of period                          $14.07          $14.31          $13.51         $13.33          $13.31
  Accumulation units outstanding
  at the end of period                    450,957         343,247         481,297         297,655         36,814

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(402)

  Accumulation unit value:
    Beginning of period                    $12.64           N/A
    End of period                          $13.01           N/A
  Accumulation units outstanding
  at the end of period                     3,516            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(419)

  Accumulation unit value:
    Beginning of period                    $20.31          $22.37          $20.08         $18.86          $17.04
    End of period                          $11.83          $20.31          $22.37         $20.08          $18.86
  Accumulation units outstanding
  at the end of period                     2,509           5,304           5,539          10,668          7,349

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(419)

  Accumulation unit value:
    Beginning of period                    $15.33           N/A
    End of period                          $17.04           N/A
  Accumulation units outstanding
  at the end of period                      301             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.00          $13.43          $12.41         $12.46          $12.13
    End of period                          $8.82           $13.00          $13.43         $12.41          $12.46
  Accumulation units outstanding
  at the end of period                     97,067         170,600         133,876         175,816        102,019

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1798)

  Accumulation unit value:
    Beginning of period                    $10.43           N/A             N/A             N/A            N/A
    End of period                          $5.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,852            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1798)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1816)

  Accumulation unit value:
    Beginning of period                    $10.53           N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,013            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1816)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(402)

  Accumulation unit value:
    Beginning of period                    $19.45          $21.05          $19.02         $18.52          $17.23
    End of period                          $10.05          $19.45          $21.05         $19.02          $18.52
  Accumulation units outstanding
  at the end of period                     3,037           4,677           3,062           1,701          1,710

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(402)

  Accumulation unit value:
    Beginning of period                    $15.90           N/A
    End of period                          $17.23           N/A
  Accumulation units outstanding
  at the end of period                      163             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1907)

  Accumulation unit value:
    Beginning of period                    $8.52            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,318           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1907)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1461)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.82            N/A             N/A            N/A
    End of period                          $6.64           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     83,077          16,594           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1461)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.85           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    127,938           712             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.34           N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,905            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.49          $10.21           N/A             N/A            N/A
    End of period                          $7.54           $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,645          20,656           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.46          $10.27           N/A             N/A            N/A
    End of period                          $6.68           $10.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,295          3,964            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.76           $9.74            N/A             N/A            N/A
    End of period                          $7.08           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,644           202             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.22           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     51,686           855             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(438)

  Accumulation unit value:
    Beginning of period                    $15.53          $14.53          $12.84         $12.09          $10.96
    End of period                          $9.25           $15.53          $14.53         $12.84          $12.09
  Accumulation units outstanding
  at the end of period                    115,480         136,736         105,157         101,182         58,226

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(438)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A
    End of period                          $10.96           N/A
  Accumulation units outstanding
  at the end of period                     3,703            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(711)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.04          $10.46         $10.30          $10.17
    End of period                          $9.71           $11.49          $11.04         $10.46          $10.30
  Accumulation units outstanding
  at the end of period                    300,963         568,464         191,289         57,149           249

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(711)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(438)

  Accumulation unit value:
    Beginning of period                    $15.40          $14.47          $12.95         $12.31          $11.28
    End of period                          $9.75           $15.40          $14.47         $12.95          $12.31
  Accumulation units outstanding
  at the end of period                    445,959         494,864         613,043         247,448        144,542

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(438)

  Accumulation unit value:
    Beginning of period                    $10.64           N/A
    End of period                          $11.28           N/A
  Accumulation units outstanding
  at the end of period                     46,634           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.65          $10.78         $10.49          $10.18
    End of period                          $9.48           $12.29          $11.65         $10.78          $10.49
  Accumulation units outstanding
  at the end of period                    542,340         904,970         358,440         151,955         1,640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(473)

  Accumulation unit value:
    Beginning of period                    $14.63          $13.75          $12.52         $12.02          $11.20
    End of period                          $10.39          $14.63          $13.75         $12.52          $12.02
  Accumulation units outstanding
  at the end of period                    521,293         664,724         484,406         193,127         79,534

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(473)

  Accumulation unit value:
    Beginning of period                    $10.94           N/A
    End of period                          $11.20           N/A
  Accumulation units outstanding
  at the end of period                     14,170           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.78          $9.88            N/A            N/A
    End of period                          $7.89           $11.53          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,390           1,213           2,172            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $10.34           N/A             N/A             N/A            N/A
    End of period                          $7.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,684            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1073)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.53          $9.90            N/A            N/A
    End of period                          $8.83           $11.02          $10.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,401          22,858            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.00           N/A             N/A            N/A
    End of period                          $6.34           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,783            855             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(402)

  Accumulation unit value:
    Beginning of period                    $25.97          $24.68          $22.17         $21.51          $19.81
    End of period                          $20.16          $25.97          $24.68         $22.17          $21.51
  Accumulation units outstanding
  at the end of period                    148,629          93,893         163,228         49,568          21,235

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(402)

  Accumulation unit value:
    Beginning of period                    $18.39           N/A
    End of period                          $19.81           N/A
  Accumulation units outstanding
  at the end of period                     2,653            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(526)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.76          $11.49         $11.43          $11.55
    End of period                          $12.07          $12.06          $11.76         $11.49          $11.43
  Accumulation units outstanding
  at the end of period                    987,064         589,369         341,826         141,133         12,092

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(526)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(402)

  Accumulation unit value:
    Beginning of period                    $21.43          $20.29          $17.14         $16.18          $14.40
    End of period                          $13.98          $21.43          $20.29         $17.14          $16.18
  Accumulation units outstanding
  at the end of period                     94,440         103,799          54,913         15,879          13,125

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(402)

  Accumulation unit value:
    Beginning of period                    $12.98           N/A
    End of period                          $14.40           N/A
  Accumulation units outstanding
  at the end of period                      200             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(397)

  Accumulation unit value:
    Beginning of period                    $30.03          $27.85          $25.02         $24.08          $22.38
    End of period                          $16.80          $30.03          $27.85         $25.02          $24.08
  Accumulation units outstanding
  at the end of period                     49,790          59,353          39,618         30,943          11,831

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(397)

  Accumulation unit value:
    Beginning of period                    $20.12           N/A
    End of period                          $22.38           N/A
  Accumulation units outstanding
  at the end of period                     1,649            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(417)

  Accumulation unit value:
    Beginning of period                    $41.91          $36.52          $34.93         $31.26          $27.05
    End of period                          $24.36          $41.91          $36.52         $34.93          $31.26
  Accumulation units outstanding
  at the end of period                     65,598          86,529          36,023         23,007          11,816

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(417)

  Accumulation unit value:
    Beginning of period                    $24.73           N/A
    End of period                          $27.05           N/A
  Accumulation units outstanding
  at the end of period                      945             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(402)

  Accumulation unit value:
    Beginning of period                    $15.42          $15.62          $13.29         $12.79          $11.34
    End of period                          $8.99           $15.42          $15.62         $13.29          $12.79
  Accumulation units outstanding
  at the end of period                     65,922          82,618         121,509         68,579          41,279

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(402)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A
    End of period                          $11.34           N/A
  Accumulation units outstanding
  at the end of period                     2,721            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.12%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(916)

  Accumulation unit value:
    Beginning of period                    $12.81          $15.40          $11.53         $10.81           N/A
    End of period                          $8.06           $12.81          $15.40         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     3,636           2,280           2,216            42             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(916)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                    $17.58          $16.36          $14.30           N/A            N/A
    End of period                          $10.17          $17.58          $16.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,227           4,328           3,962            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(424)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.12          $11.48         $10.93          $10.15
    End of period                          $8.38           $13.73          $12.12         $11.48          $10.93
  Accumulation units outstanding
  at the end of period                     1,618           2,650           2,315           2,615          1,346

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(424)

  Accumulation unit value:
    Beginning of period                    $9.60            N/A
    End of period                          $10.15           N/A
  Accumulation units outstanding
  at the end of period                      939             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(493)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.87          $12.38         $11.66          $11.62
    End of period                          $8.93           $15.13          $13.87         $12.38          $11.66
  Accumulation units outstanding
  at the end of period                       -               -               -              468             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(434)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.52          $10.62          $9.86          $9.20
    End of period                          $8.55           $12.18          $11.52         $10.62          $9.86
  Accumulation units outstanding
  at the end of period                     10,779          11,711          10,147          7,704          6,407

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(434)

  Accumulation unit value:
    Beginning of period                    $8.88            N/A
    End of period                          $9.20            N/A
  Accumulation units outstanding
  at the end of period                     3,315            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1057)

  Accumulation unit value:
    Beginning of period                    $28.31          $23.97          $23.63           N/A            N/A
    End of period                          $15.94          $28.31          $23.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                      574             748             506             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(123)

  Accumulation unit value:
    Beginning of period                    $27.47          $25.57          $24.97         $24.36          $22.29
    End of period                          $15.90          $27.47          $25.57         $24.97          $24.36
  Accumulation units outstanding
  at the end of period                      524             847             419             304            316

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(123)

  Accumulation unit value:
    Beginning of period                    $16.80          $20.73
    End of period                          $22.29          $16.80
  Accumulation units outstanding
  at the end of period                      321             321






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.62          $12.96           N/A             N/A            N/A
    End of period                          $6.50           $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,104            209             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.63          $10.34           N/A             N/A            N/A
    End of period                          $6.49           $10.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              502             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(123)

  Accumulation unit value:
    Beginning of period                    $17.75          $18.03          $16.39         $16.19          $15.56
    End of period                          $10.59          $17.75          $18.03         $16.39          $16.19
  Accumulation units outstanding
  at the end of period                     1,385           1,422           3,288           1,858          1,877

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(123)

  Accumulation unit value:
    Beginning of period                    $12.76          $15.72
    End of period                          $15.56          $12.76
  Accumulation units outstanding
  at the end of period                     1,050           1,053

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(137)

  Accumulation unit value:
    Beginning of period                    $23.88          $21.76          $18.51         $18.44          $15.85
    End of period                          $14.43          $23.88          $21.76         $18.51          $18.44
  Accumulation units outstanding
  at the end of period                     1,144            838             843             825           1,846

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(137)

  Accumulation unit value:
    Beginning of period                    $11.57          $13.91
    End of period                          $15.85          $11.57
  Accumulation units outstanding
  at the end of period                     1,059            361






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.57           N/A             N/A            N/A
    End of period                          $6.18           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,089          1,628            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.86           $9.63            N/A             N/A            N/A
    End of period                          $5.73           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,958           2,958            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1160)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.83          $10.30           N/A            N/A
    End of period                          $7.42           $10.79          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,331           7,513           4,672            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.62           N/A             N/A            N/A
    End of period                          $5.97           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,424           1,357            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                    $11.52          $12.54          $10.88         $10.52           N/A
    End of period                          $7.54           $11.52          $12.54         $10.88           N/A
  Accumulation units outstanding
  at the end of period                      669             325             781             70             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(491)

  Accumulation unit value:
    Beginning of period                    $18.75          $17.90          $17.46         $17.38          $16.74
    End of period                          $17.40          $18.75          $17.90         $17.46          $17.38
  Accumulation units outstanding
  at the end of period                     5,101           5,435           5,123           3,835           727

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(491)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.73          $11.23         $10.91           N/A
    End of period                          $8.01           $12.81          $12.73         $11.23           N/A
  Accumulation units outstanding
  at the end of period                     5,479           4,214           4,611            67             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.43          $10.26           N/A             N/A            N/A
    End of period                          $9.60           $10.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,776            550             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(434)

  Accumulation unit value:
    Beginning of period                    $16.38          $14.95          $11.57          $9.96          $8.30
    End of period                          $8.90           $16.38          $14.95         $11.57          $9.96
  Accumulation units outstanding
  at the end of period                     2,136           3,680           4,579           5,251          1,925

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(434)

  Accumulation unit value:
    Beginning of period                    $7.62            N/A
    End of period                          $8.30            N/A
  Accumulation units outstanding
  at the end of period                     1,933            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                    $23.62          $22.35          $20.37         $19.24           N/A
    End of period                          $12.85          $23.62          $22.35         $20.37           N/A
  Accumulation units outstanding
  at the end of period                      301             366              52             204            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(491)

  Accumulation unit value:
    Beginning of period                    $15.33          $14.72          $14.57         $14.53          $14.33
    End of period                          $15.99          $15.33          $14.72         $14.57          $14.53
  Accumulation units outstanding
  at the end of period                     4,844           3,914           3,282           2,087          4,998

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(491)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1097)

  Accumulation unit value:
    Beginning of period                    $13.98          $10.84          $8.32            N/A            N/A
    End of period                          $6.84           $13.98          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,335            965              67             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(137)

  Accumulation unit value:
    Beginning of period                    $18.70          $19.61          $17.49         $16.42          $13.44
    End of period                          $11.17          $18.70          $19.61         $17.49          $16.42
  Accumulation units outstanding
  at the end of period                      708            2,276           1,932           3,572          3,900

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(137)

  Accumulation unit value:
    Beginning of period                    $10.65          $12.24
    End of period                          $13.44          $10.65
  Accumulation units outstanding
  at the end of period                     2,530            770






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(123)

  Accumulation unit value:
    Beginning of period                    $14.89          $16.32          $14.27         $13.93          $12.33
    End of period                          $8.96           $14.89          $16.32         $14.27          $13.93
  Accumulation units outstanding
  at the end of period                     1,271           1,300           1,365           1,615          3,946

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(123)

  Accumulation unit value:
    Beginning of period                    $9.07           $11.57
    End of period                          $12.33          $9.07
  Accumulation units outstanding
  at the end of period                     1,653           1,017

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(536)

  Accumulation unit value:
    Beginning of period                    $11.47          $12.06          $10.97         $11.54          $9.63
    End of period                          $7.27           $11.47          $12.06         $10.97          $11.54
  Accumulation units outstanding
  at the end of period                     3,426           3,752           8,894          14,962          11,762

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(470)

  Accumulation unit value:
    Beginning of period                    $11.47          $11.01          $10.85         $10.88          $10.72
    End of period                          $11.64          $11.47          $11.01         $10.85          $10.88
  Accumulation units outstanding
  at the end of period                     5,484           6,603           5,008           3,993          1,096

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(470)

  Accumulation unit value:
    Beginning of period                    $10.68           N/A
    End of period                          $10.72           N/A
  Accumulation units outstanding
  at the end of period                      735             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(536)

  Accumulation unit value:
    Beginning of period                    $5.90           $5.78           $4.34           $4.39          $3.99
    End of period                          $3.49           $5.90           $5.78           $4.34          $4.39
  Accumulation units outstanding
  at the end of period                      760              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $10.05          $11.46           N/A             N/A            N/A
    End of period                          $6.75           $10.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       51              51             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(123)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.85          $8.55           $9.26          $9.19
    End of period                          $5.67           $10.73          $10.85          $8.55          $9.26
  Accumulation units outstanding
  at the end of period                     6,391           6,087           7,899           8,636          3,271

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(123)

  Accumulation unit value:
    Beginning of period                    $7.47           $9.11
    End of period                          $9.19           $7.47
  Accumulation units outstanding
  at the end of period                     2,599           1,300

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1039)

  Accumulation unit value:
    Beginning of period                    $10.35          $11.75          $10.16           N/A            N/A
    End of period                          $5.13           $10.35          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,473          2,166           1,772            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1039)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(424)

  Accumulation unit value:
    Beginning of period                    $9.48           $9.33           $8.16           $7.99          $7.34
    End of period                          $5.77           $9.48           $9.33           $8.16          $7.99
  Accumulation units outstanding
  at the end of period                      761             761             761             761            761

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(424)

  Accumulation unit value:
    Beginning of period                    $6.73            N/A
    End of period                          $7.34            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.41          $14.11          $13.00           N/A            N/A
    End of period                          $5.51           $11.41          $14.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                      407              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(482)

  Accumulation unit value:
    Beginning of period                    $18.28          $16.81          $12.25         $11.36          $9.06
    End of period                          $9.22           $18.28          $16.81         $12.25          $11.36
  Accumulation units outstanding
  at the end of period                     5,962           9,347           9,426           9,180          6,615

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(482)

  Accumulation unit value:
    Beginning of period                    $8.91            N/A
    End of period                          $9.06            N/A
  Accumulation units outstanding
  at the end of period                      803             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(768)

  Accumulation unit value:
    Beginning of period                    $11.99          $11.38          $10.94         $10.28           N/A
    End of period                          $9.01           $11.99          $11.38         $10.94           N/A
  Accumulation units outstanding
  at the end of period                     4,815           6,775           5,574            377            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(470)

  Accumulation unit value:
    Beginning of period                    $19.62          $18.16          $14.77         $13.31          $11.38
    End of period                          $10.97          $19.62          $18.16         $14.77          $13.31
  Accumulation units outstanding
  at the end of period                     10,696          9,320           10,831          8,175          2,295

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(470)

  Accumulation unit value:
    Beginning of period                    $10.81           N/A
    End of period                          $11.38           N/A
  Accumulation units outstanding
  at the end of period                     1,770            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(809)

  Accumulation unit value:
    Beginning of period                    $13.63          $13.73          $11.80         $10.41           N/A
    End of period                          $7.67           $13.63          $13.73         $11.80           N/A
  Accumulation units outstanding
  at the end of period                     36,380          44,188          36,155         11,228           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(809)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1027)

  Accumulation unit value:
    Beginning of period                    $12.53          $10.75          $9.83            N/A            N/A
    End of period                          $7.17           $12.53          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                      854            1,005           1,096            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                    $8.74            N/A             N/A             N/A            N/A
    End of period                          $6.10            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      283             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(621)

  Accumulation unit value:
    Beginning of period                    $35.17          $26.56          $22.46         $16.77          $15.11
    End of period                          $21.40          $35.17          $26.56         $22.46          $16.77
  Accumulation units outstanding
  at the end of period                      626            1,570           1,505           3,154          3,280

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(594)

  Accumulation unit value:
    Beginning of period                    $13.60          $13.23          $12.91          $9.60          $8.40
    End of period                          $6.71           $13.60          $13.23         $12.91          $9.60
  Accumulation units outstanding
  at the end of period                     2,846           4,963           5,968           6,683            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(123)

  Accumulation unit value:
    Beginning of period                    $15.60          $14.83          $13.81         $12.59          $11.11
    End of period                          $9.53           $15.60          $14.83         $13.81          $12.59
  Accumulation units outstanding
  at the end of period                     6,934           5,649           7,403           8,146          2,438

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(123)

  Accumulation unit value:
    Beginning of period                    $8.43           $10.53
    End of period                          $11.11          $8.43
  Accumulation units outstanding
  at the end of period                     2,080            633






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(470)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.85          $10.52         $10.29          $9.55
    End of period                          $7.43           $12.17          $11.85         $10.52          $10.29
  Accumulation units outstanding
  at the end of period                     13,230          10,582          15,131         13,772          6,543

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(470)

  Accumulation unit value:
    Beginning of period                    $9.19            N/A
    End of period                          $9.55            N/A
  Accumulation units outstanding
  at the end of period                     1,711            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(768)

  Accumulation unit value:
    Beginning of period                    $17.79          $20.29          $18.93         $17.55           N/A
    End of period                          $10.44          $17.79          $20.29         $18.93           N/A
  Accumulation units outstanding
  at the end of period                     4,218           4,276           4,285           2,053           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(123)

  Accumulation unit value:
    Beginning of period                    $14.52          $15.15          $13.17         $12.90          $11.23
    End of period                          $9.25           $14.52          $15.15         $13.17          $12.90
  Accumulation units outstanding
  at the end of period                     6,937           5,780           7,493           7,985          3,145

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(123)

  Accumulation unit value:
    Beginning of period                    $7.86           $10.18
    End of period                          $11.23          $7.86
  Accumulation units outstanding
  at the end of period                     2,421            654






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $6.65           $5.93           $5.53           $5.52          $5.29
    End of period                          $3.68           $6.65           $5.93           $5.53          $5.52
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(815)

  Accumulation unit value:
    Beginning of period                    $17.51          $14.97          $15.51         $11.76           N/A
    End of period                          $9.01           $17.51          $14.97         $15.51           N/A
  Accumulation units outstanding
  at the end of period                     12,462           625             692             399            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1039)

  Accumulation unit value:
    Beginning of period                    $14.15          $13.06          $11.99           N/A            N/A
    End of period                          $7.93           $14.15          $13.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                      131            1,440           1,501            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1039)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(137)

  Accumulation unit value:
    Beginning of period                    $14.66          $14.08          $12.30         $11.04          $9.56
    End of period                          $8.49           $14.66          $14.08         $12.30          $11.04
  Accumulation units outstanding
  at the end of period                     3,852           4,786           7,274           5,506          4,091

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(137)

  Accumulation unit value:
    Beginning of period                    $6.95           $8.30
    End of period                          $9.56           $6.95
  Accumulation units outstanding
  at the end of period                     1,126           1,131






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1926)

  Accumulation unit value:
    Beginning of period                    $3.91            N/A             N/A             N/A            N/A
    End of period                          $4.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      470             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1926)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.87          $10.22           N/A             N/A            N/A
    End of period                          $10.24          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,900           1,693            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(137)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.49          $13.32         $13.30          $13.00
    End of period                          $14.05          $14.30          $13.49         $13.32          $13.30
  Accumulation units outstanding
  at the end of period                     21,582          11,178          11,758         13,805          8,476

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(137)

  Accumulation unit value:
    Beginning of period                    $12.68          $12.19
    End of period                          $13.00          $12.68
  Accumulation units outstanding
  at the end of period                     7,354           1,349






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(624)

  Accumulation unit value:
    Beginning of period                    $20.28          $22.34          $20.06         $18.84          $16.75
    End of period                          $11.81          $20.28          $22.34         $20.06          $18.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.99          $13.42          $12.40         $12.46          $12.13
    End of period                          $8.81           $12.99          $13.42         $12.40          $12.46
  Accumulation units outstanding
  at the end of period                     7,449           4,953           3,278           2,933          5,084

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(123)

  Accumulation unit value:
    Beginning of period                    $19.42          $21.03          $19.00         $18.50          $17.21
    End of period                          $10.04          $19.42          $21.03         $19.00          $18.50
  Accumulation units outstanding
  at the end of period                     1,702           1,930           2,441           2,458          1,767

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(123)

  Accumulation unit value:
    Beginning of period                    $14.12          $16.13
    End of period                          $17.21          $14.12
  Accumulation units outstanding
  at the end of period                     1,774            871

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1900)

  Accumulation unit value:
    Beginning of period                    $8.74            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,023            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.49          $10.58           N/A             N/A            N/A
    End of period                          $7.53           $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,891           3,895            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(484)

  Accumulation unit value:
    Beginning of period                    $15.51          $14.52          $12.83         $12.08          $10.96
    End of period                          $9.24           $15.51          $14.52         $12.83          $12.08
  Accumulation units outstanding
  at the end of period                     5,503            268              -               -            2,836

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(484)

  Accumulation unit value:
    Beginning of period                    $10.94           N/A
    End of period                          $10.96           N/A
  Accumulation units outstanding
  at the end of period                     2,839            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(781)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.04          $10.46         $10.33           N/A
    End of period                          $9.70           $11.49          $11.04         $10.46           N/A
  Accumulation units outstanding
  at the end of period                     26,907          28,661          10,290          9,328           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(284)

  Accumulation unit value:
    Beginning of period                    $15.39          $14.46          $12.94         $12.30          $11.28
    End of period                          $9.74           $15.39          $14.46         $12.94          $12.30
  Accumulation units outstanding
  at the end of period                     2,265           2,191           20,501         20,627          14,742

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(284)

  Accumulation unit value:
    Beginning of period                    $8.96            N/A
    End of period                          $11.28           N/A
  Accumulation units outstanding
  at the end of period                     14,742           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(800)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.65          $10.78         $10.26           N/A
    End of period                          $9.47           $12.29          $11.65         $10.78           N/A
  Accumulation units outstanding
  at the end of period                     9,278           8,382           6,807           6,807           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(434)

  Accumulation unit value:
    Beginning of period                    $14.62          $13.74          $12.51         $12.01          $11.19
    End of period                          $10.37          $14.62          $13.74         $12.51          $12.01
  Accumulation units outstanding
  at the end of period                     12,719          6,692           9,531           9,541          4,169

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(434)

  Accumulation unit value:
    Beginning of period                    $10.75           N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                     1,370            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.02          $10.96           N/A             N/A            N/A
    End of period                          $8.83           $11.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              592             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(123)

  Accumulation unit value:
    Beginning of period                    $25.94          $24.65          $22.15         $21.48          $19.79
    End of period                          $20.13          $25.94          $24.65         $22.15          $21.48
  Accumulation units outstanding
  at the end of period                     4,839           3,903           1,325           1,129          1,515

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(123)

  Accumulation unit value:
    Beginning of period                    $16.63          $18.04
    End of period                          $19.79          $16.63
  Accumulation units outstanding
  at the end of period                     1,154            369






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(441)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.75          $11.48         $11.41          $11.57
    End of period                          $12.05          $12.04          $11.75         $11.48          $11.41
  Accumulation units outstanding
  at the end of period                     20,621          13,980          14,166          7,957          8,166

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(441)

  Accumulation unit value:
    Beginning of period                    $11.60           N/A
    End of period                          $11.57           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(482)

  Accumulation unit value:
    Beginning of period                    $21.42          $20.28          $17.13         $16.18          $14.40
    End of period                          $13.97          $21.42          $20.28         $17.13          $16.18
  Accumulation units outstanding
  at the end of period                     5,724           3,538           3,761            409            371

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(482)

  Accumulation unit value:
    Beginning of period                    $14.17           N/A
    End of period                          $14.40           N/A
  Accumulation units outstanding
  at the end of period                      505             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $29.99          $27.82          $24.99         $24.06          $22.36
    End of period                          $16.78          $29.99          $27.82         $24.99          $24.06
  Accumulation units outstanding
  at the end of period                     7,406           7,601           2,332           3,723          2,217

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $17.50          $21.21
    End of period                          $22.36          $17.50
  Accumulation units outstanding
  at the end of period                      476             314

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $41.86          $36.48          $34.89         $31.23          $27.03
    End of period                          $24.32          $41.86          $36.48         $34.89          $31.23
  Accumulation units outstanding
  at the end of period                     1,254            784             839            1,719           859

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $19.92          $25.22
    End of period                          $27.03          $19.92
  Accumulation units outstanding
  at the end of period                      603             470






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(424)

  Accumulation unit value:
    Beginning of period                    $15.41          $15.61          $13.28         $12.78          $11.33
    End of period                          $8.98           $15.41          $15.61         $13.28          $12.78
  Accumulation units outstanding
  at the end of period                     6,723           6,511           9,828           7,549          7,006

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(424)

  Accumulation unit value:
    Beginning of period                    $10.26           N/A
    End of period                          $11.33           N/A
  Accumulation units outstanding
  at the end of period                     3,822            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.135%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1265)

  Accumulation unit value:
    Beginning of period                    $12.81          $15.27           N/A             N/A            N/A
    End of period                          $8.06           $12.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,940           1,654            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1265)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1278)

  Accumulation unit value:
    Beginning of period                    $17.55          $16.69           N/A             N/A            N/A
    End of period                          $10.14          $17.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,090           4,220            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1278)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(1386)

  Accumulation unit value:
    Beginning of period                    $13.72          $12.55           N/A             N/A            N/A
    End of period                          $8.37           $13.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,903          4,570            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(1391)

  Accumulation unit value:
    Beginning of period                    $15.11          $15.25           N/A             N/A            N/A
    End of period                          $8.91           $15.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      282             282             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(1391)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(1281)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.84           N/A             N/A            N/A
    End of period                          $8.54           $12.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,645           2,671            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(1281)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1422)

  Accumulation unit value:
    Beginning of period                    $27.41          $29.73           N/A             N/A            N/A
    End of period                          $15.87          $27.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,196            443             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division(1386)

  Accumulation unit value:
    Beginning of period                    $13.62          $11.98           N/A             N/A            N/A
    End of period                          $6.50           $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,447           2,643            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division(1386)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.31           N/A             N/A            N/A
    End of period                          $6.48           $10.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,571           2,536            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1386)

  Accumulation unit value:
    Beginning of period                    $23.83          $23.05           N/A             N/A            N/A
    End of period                          $14.40          $23.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,654           2,088            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1301)

  Accumulation unit value:
    Beginning of period                    $9.89           $10.39           N/A             N/A            N/A
    End of period                          $6.18           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,204          11,465           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1301)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division(1422)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.23           N/A             N/A            N/A
    End of period                          $5.73           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,156           8,762            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1273)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.90           N/A             N/A            N/A
    End of period                          $7.42           $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,149            194             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1273)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division(1391)

  Accumulation unit value:
    Beginning of period                    $9.82           $10.00           N/A             N/A            N/A
    End of period                          $5.97           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,239           5,742            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division(1391)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1386)

  Accumulation unit value:
    Beginning of period                    $11.51          $12.71           N/A             N/A            N/A
    End of period                          $7.54           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,330           1,433            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1386)

  Accumulation unit value:
    Beginning of period                    $18.71          $18.03           N/A             N/A            N/A
    End of period                          $17.37          $18.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,235           6,056            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1911)

  Accumulation unit value:
    Beginning of period                    $9.13            N/A             N/A             N/A            N/A
    End of period                          $9.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       7              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1386)

  Accumulation unit value:
    Beginning of period                    $12.80          $12.83           N/A             N/A            N/A
    End of period                          $8.01           $12.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,797           2,064            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1278)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.24           N/A             N/A            N/A
    End of period                          $9.59           $10.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      848              63             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1278)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1273)

  Accumulation unit value:
    Beginning of period                    $16.36          $14.77           N/A             N/A            N/A
    End of period                          $8.89           $16.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,355           6,801            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1273)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1386)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.18           N/A             N/A            N/A
    End of period                          $6.84           $13.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,771           5,601            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(1408)

  Accumulation unit value:
    Beginning of period                    $18.67          $20.51           N/A             N/A            N/A
    End of period                          $11.16          $18.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      917            2,050            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(1408)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(1422)

  Accumulation unit value:
    Beginning of period                    $14.87          $16.34           N/A             N/A            N/A
    End of period                          $8.94           $14.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      362             403             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(1422)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1251)

  Accumulation unit value:
    Beginning of period                    $11.45          $11.99           N/A             N/A            N/A
    End of period                          $7.26           $11.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,994           4,761            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1251)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(1278)

  Accumulation unit value:
    Beginning of period                    $11.46          $11.12           N/A             N/A            N/A
    End of period                          $11.63          $11.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,152           6,677            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(1278)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1325)

  Accumulation unit value:
    Beginning of period                    $5.90           $6.70            N/A             N/A            N/A
    End of period                          $3.48           $5.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       88              90             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(1251)

  Accumulation unit value:
    Beginning of period                    $10.71          $11.09           N/A             N/A            N/A
    End of period                          $5.66           $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,663          9,260            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(1251)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1260)

  Accumulation unit value:
    Beginning of period                    $10.35          $12.03           N/A             N/A            N/A
    End of period                          $5.13           $10.35           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,214           9,115            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1260)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1273)

  Accumulation unit value:
    Beginning of period                    $11.40          $13.54           N/A             N/A            N/A
    End of period                          $5.51           $11.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,197            541             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1273)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1251)

  Accumulation unit value:
    Beginning of period                    $18.26          $17.36           N/A             N/A            N/A
    End of period                          $9.20           $18.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,650           8,135            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1251)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(1273)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.23           N/A             N/A            N/A
    End of period                          $9.00           $11.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,496           3,051            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(1273)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1378)

  Accumulation unit value:
    Beginning of period                    $9.86           $9.60            N/A             N/A            N/A
    End of period                          $6.77           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,005           3,646            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1378)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(1301)

  Accumulation unit value:
    Beginning of period                    $19.60          $19.60           N/A             N/A            N/A
    End of period                          $10.95          $19.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,809           1,626            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(1301)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1250)

  Accumulation unit value:
    Beginning of period                    $13.62          $13.81           N/A             N/A            N/A
    End of period                          $7.66           $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    130,804         127,754           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1250)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1286)

  Accumulation unit value:
    Beginning of period                    $11.87          $10.65           N/A             N/A            N/A
    End of period                          $6.27           $11.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,442          30,381           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1286)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1325)

  Accumulation unit value:
    Beginning of period                    $12.52          $11.16           N/A             N/A            N/A
    End of period                          $7.17           $12.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,101           1,105            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1409)

  Accumulation unit value:
    Beginning of period                    $11.51          $11.67           N/A             N/A            N/A
    End of period                          $6.09           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,377            328             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1409)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1273)

  Accumulation unit value:
    Beginning of period                    $35.12          $25.83           N/A             N/A            N/A
    End of period                          $21.36          $35.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,891           6,810            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1273)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(1251)

  Accumulation unit value:
    Beginning of period                    $13.58          $13.25           N/A             N/A            N/A
    End of period                          $6.69           $13.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,486           4,170            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(1251)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1325)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.83           N/A             N/A            N/A
    End of period                          $7.04           $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,424            237             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1286)

  Accumulation unit value:
    Beginning of period                    $15.58          $15.76           N/A             N/A            N/A
    End of period                          $9.52           $15.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,094          13,491           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1286)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index
Division(1252)

  Accumulation unit value:
    Beginning of period                    $12.16          $12.04           N/A             N/A            N/A
    End of period                          $7.42           $12.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,879          27,072           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index
Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1409)

  Accumulation unit value:
    Beginning of period                    $8.80           $9.46            N/A             N/A            N/A
    End of period                          $6.01           $8.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      202             205             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1409)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1251)

  Accumulation unit value:
    Beginning of period                    $17.77          $19.38           N/A             N/A            N/A
    End of period                          $10.42          $17.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,401           2,842            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1251)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(1319)

  Accumulation unit value:
    Beginning of period                    $14.50          $15.92           N/A             N/A            N/A
    End of period                          $9.24           $14.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,015          5,523            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(1319)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(1447)

  Accumulation unit value:
    Beginning of period                    $6.64           $6.33            N/A             N/A            N/A
    End of period                          $3.67           $6.64            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,616            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(1447)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1252)

  Accumulation unit value:
    Beginning of period                    $17.51          $14.48           N/A             N/A            N/A
    End of period                          $9.01           $17.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,768          14,928           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1325)

  Accumulation unit value:
    Beginning of period                    $14.15          $13.76           N/A             N/A            N/A
    End of period                          $7.92           $14.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,297            175             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1325)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1391)

  Accumulation unit value:
    Beginning of period                    $14.64          $14.76           N/A             N/A            N/A
    End of period                          $8.47           $14.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      627             627             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1391)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return
Division(1386)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.26           N/A             N/A            N/A
    End of period                          $10.24          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,740          13,353           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return
Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1273)

  Accumulation unit value:
    Beginning of period                    $14.28          $13.66           N/A             N/A            N/A
    End of period                          $14.03          $14.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,024          13,079           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1273)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(1273)

  Accumulation unit value:
    Beginning of period                    $12.96          $13.66           N/A             N/A            N/A
    End of period                          $8.79           $12.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,934           1,488            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(1273)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(1386)

  Accumulation unit value:
    Beginning of period                    $19.39          $21.29           N/A             N/A            N/A
    End of period                          $10.02          $19.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,604           1,260            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1911)

  Accumulation unit value:
    Beginning of period                    $7.12            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       21             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.37            N/A             N/A             N/A            N/A
    End of period                          $6.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,070            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.66            N/A             N/A             N/A            N/A
    End of period                          $6.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      472             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $9.91            N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,825           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.14            N/A             N/A             N/A            N/A
    End of period                          $7.53            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,896            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $9.68            N/A             N/A             N/A            N/A
    End of period                          $6.68            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,912            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.54            N/A             N/A             N/A            N/A
    End of period                          $7.08            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      491             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.63            N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      536             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.50           N/A             N/A             N/A            N/A
    End of period                          $9.70            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,859            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $14.76           N/A             N/A             N/A            N/A
    End of period                          $9.72            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,247            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(1285)

  Accumulation unit value:
    Beginning of period                    $14.59          $13.99           N/A             N/A            N/A
    End of period                          $10.36          $14.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,086          1,757            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(1285)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1457)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.55           N/A             N/A            N/A
    End of period                          $7.88           $11.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,507           9,614            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1457)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.66            N/A             N/A             N/A            N/A
    End of period                          $6.34            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      536             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(1335)

  Accumulation unit value:
    Beginning of period                    $25.88          $25.81           N/A             N/A            N/A
    End of period                          $20.09          $25.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      185              44             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(1335)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1377)

  Accumulation unit value:
    Beginning of period                    $12.02          $11.91           N/A             N/A            N/A
    End of period                          $12.02          $12.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,136          11,387           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1377)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1386)

  Accumulation unit value:
    Beginning of period                    $21.40          $21.14           N/A             N/A            N/A
    End of period                          $13.96          $21.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,607           2,683            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1386)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1278)

  Accumulation unit value:
    Beginning of period                    $29.93          $28.17           N/A             N/A            N/A
    End of period                          $16.74          $29.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,793           3,603            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1278)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1293)

  Accumulation unit value:
    Beginning of period                    $41.78          $38.66           N/A             N/A            N/A
    End of period                          $24.27          $41.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,617           1,442            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1293)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(1252)

  Accumulation unit value:
    Beginning of period                    $15.39          $15.92           N/A             N/A            N/A
    End of period                          $8.97           $15.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,361          14,574           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(1252)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.145%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.81          $15.40          $11.53         $10.74           N/A
    End of period                          $8.06           $12.81          $15.40         $11.53           N/A
  Accumulation units outstanding
  at the end of period                       46            1,797           12,483           472            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(148)

  Accumulation unit value:
    Beginning of period                    $17.53          $16.31          $13.60         $12.55          $11.02
    End of period                          $10.13          $17.53          $16.31         $13.60          $12.55
  Accumulation units outstanding
  at the end of period                     1,859           4,865           6,451           3,735          4,899

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(148)

  Accumulation unit value:
    Beginning of period                    $8.76           $10.64
    End of period                          $11.02          $8.76
  Accumulation units outstanding
  at the end of period                     4,115            888






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(278)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.11          $11.47         $10.92          $10.15
    End of period                          $8.37           $13.71          $12.11         $11.47          $10.92
  Accumulation units outstanding
  at the end of period                     1,354           11,957          12,282         13,225          19,483

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(278)

  Accumulation unit value:
    Beginning of period                    $7.85            N/A
    End of period                          $10.15           N/A
  Accumulation units outstanding
  at the end of period                     15,067           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(202)

  Accumulation unit value:
    Beginning of period                    $15.12          $13.87          $12.38         $11.66          $11.15
    End of period                          $8.92           $15.12          $13.87         $12.38          $11.66
  Accumulation units outstanding
  at the end of period                       -              246            2,948           3,757          6,893

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(202)

  Accumulation unit value:
    Beginning of period                    $8.23           $7.24
    End of period                          $11.15          $8.23
  Accumulation units outstanding
  at the end of period                     5,162           2,120






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(195)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.51          $10.61          $9.85          $9.19
    End of period                          $8.53           $12.16          $11.51         $10.61          $9.85
  Accumulation units outstanding
  at the end of period                      434            18,349          19,175         34,040          34,204

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(195)

  Accumulation unit value:
    Beginning of period                    $8.26           $8.25
    End of period                          $9.19           $8.26
  Accumulation units outstanding
  at the end of period                     28,366            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(900)

  Accumulation unit value:
    Beginning of period                    $28.20          $23.89          $21.54         $20.44           N/A
    End of period                          $15.88          $28.20          $23.89         $21.54           N/A
  Accumulation units outstanding
  at the end of period                       90             114             662             20             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(221)

  Accumulation unit value:
    Beginning of period                    $27.38          $25.50          $24.90         $24.31          $22.24
    End of period                          $15.85          $27.38          $25.50         $24.90          $24.31
  Accumulation units outstanding
  at the end of period                       -              490            1,882           2,514          2,359

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(221)

  Accumulation unit value:
    Beginning of period                    $16.77          $18.07
    End of period                          $22.24          $16.77
  Accumulation units outstanding
  at the end of period                     2,098            993






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.62          $11.19           N/A             N/A            N/A
    End of period                          $6.50           $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      195            2,285            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.42            N/A             N/A             N/A            N/A
    End of period                          $6.48            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      232             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(278)

  Accumulation unit value:
    Beginning of period                    $17.70          $17.98          $16.35         $16.16          $15.53
    End of period                          $10.56          $17.70          $17.98         $16.35          $16.16
  Accumulation units outstanding
  at the end of period                       -             3,411           4,176           4,204          4,722

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(278)

  Accumulation unit value:
    Beginning of period                    $12.21           N/A
    End of period                          $15.53           N/A
  Accumulation units outstanding
  at the end of period                     8,323            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(229)

  Accumulation unit value:
    Beginning of period                    $23.81          $21.70          $18.46         $18.40          $15.82
    End of period                          $14.38          $23.81          $21.70         $18.46          $18.40
  Accumulation units outstanding
  at the end of period                      473            9,729           10,082          9,519          10,215

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(229)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.00
    End of period                          $15.82          $11.55
  Accumulation units outstanding
  at the end of period                     3,411            171






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $6.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      180             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1217)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.82          $10.85           N/A            N/A
    End of period                          $7.42           $10.79          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                      153            8,385            683             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1217)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82           $9.81            N/A             N/A            N/A
    End of period                          $5.97           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,806            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                    $11.51          $12.53          $10.88         $10.69           N/A
    End of period                          $7.54           $11.51          $12.53         $10.88           N/A
  Accumulation units outstanding
  at the end of period                      136             525              22             59             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(148)

  Accumulation unit value:
    Beginning of period                    $18.69          $17.85          $17.42         $17.34          $16.57
    End of period                          $17.35          $18.69          $17.85         $17.42          $17.34
  Accumulation units outstanding
  at the end of period                      105            4,153           5,897           6,052          5,483

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(148)

  Accumulation unit value:
    Beginning of period                    $14.91          $14.10
    End of period                          $16.57          $14.91
  Accumulation units outstanding
  at the end of period                     5,442            398






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(987)

  Accumulation unit value:
    Beginning of period                    $12.80          $12.72          $11.59           N/A            N/A
    End of period                          $8.00           $12.80          $12.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                      394            5,142           3,746            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(987)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1131)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.16          $10.05           N/A            N/A
    End of period                          $9.60           $10.43          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                      710            1,891           1,874            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1131)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(320)

  Accumulation unit value:
    Beginning of period                    $16.34          $14.91          $11.54          $9.95          $8.29
    End of period                          $8.88           $16.34          $14.91         $11.54          $9.95
  Accumulation units outstanding
  at the end of period                      236            10,248          25,469          4,169          4,168

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(320)

  Accumulation unit value:
    Beginning of period                    $6.08            N/A
    End of period                          $8.29            N/A
  Accumulation units outstanding
  at the end of period                     3,908            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(320)

  Accumulation unit value:
    Beginning of period                    $23.55          $22.29          $20.32         $19.55          $16.93
    End of period                          $12.80          $23.55          $22.29         $20.32          $19.55
  Accumulation units outstanding
  at the end of period                      323            3,614           2,025           5,671          6,118

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(320)

  Accumulation unit value:
    Beginning of period                    $13.55           N/A
    End of period                          $16.93           N/A
  Accumulation units outstanding
  at the end of period                     4,301            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(143)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.69          $14.53         $14.50          $14.27
    End of period                          $15.94          $15.29          $14.69         $14.53          $14.50
  Accumulation units outstanding
  at the end of period                      979            1,161           36,546         36,600          36,693

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(143)

  Accumulation unit value:
    Beginning of period                    $14.41          $13.59
    End of period                          $14.27          $14.41
  Accumulation units outstanding
  at the end of period                     37,074          35,559






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1124)

  Accumulation unit value:
    Beginning of period                    $13.98          $10.83          $8.87            N/A            N/A
    End of period                          $6.83           $13.98          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                      199            1,455            657             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1124)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $18.65          $19.57          $17.45         $16.39          $13.42
    End of period                          $11.14          $18.65          $19.57         $17.45          $16.39
  Accumulation units outstanding
  at the end of period                      157            7,564           12,085         23,668          24,565

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.64          $13.06
    End of period                          $13.42          $10.64
  Accumulation units outstanding
  at the end of period                     19,501          3,964






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $14.85          $16.29          $14.25         $13.91          $12.32
    End of period                          $8.93           $14.85          $16.29         $14.25          $13.91
  Accumulation units outstanding
  at the end of period                       65            3,996           11,672         20,892          22,096

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $9.06           $11.87
    End of period                          $12.32          $9.06
  Accumulation units outstanding
  at the end of period                     22,062          4,720

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(219)

  Accumulation unit value:
    Beginning of period                    $11.44          $12.03          $10.95         $11.53          $9.66
    End of period                          $7.26           $11.44          $12.03         $10.95          $11.53
  Accumulation units outstanding
  at the end of period                     11,357          35,331          45,421         48,597          57,477

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(219)

  Accumulation unit value:
    Beginning of period                    $7.43           $7.38
    End of period                          $9.66           $7.43
  Accumulation units outstanding
  at the end of period                     48,828          3,477

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(173)

  Accumulation unit value:
    Beginning of period                    $11.45          $11.00          $10.84         $10.87          $10.72
    End of period                          $11.62          $11.45          $11.00         $10.84          $10.87
  Accumulation units outstanding
  at the end of period                     13,742          43,519          50,144         24,973          9,577

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(173)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.38
    End of period                          $10.72          $10.63
  Accumulation units outstanding
  at the end of period                     9,123           16,587






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(900)

  Accumulation unit value:
    Beginning of period                    $5.89           $5.77           $4.33           $4.25           N/A
    End of period                          $3.48           $5.89           $5.77           $4.33           N/A
  Accumulation units outstanding
  at the end of period                       -             4,427           1,076            98             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(607)

  Accumulation unit value:
    Beginning of period                    $10.02          $11.11          $10.01         $10.48          $9.66
    End of period                          $6.74           $10.02          $11.11         $10.01          $10.48
  Accumulation units outstanding
  at the end of period                       -              296             296             296            296

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(607)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(174)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.82          $8.54           $9.24          $9.18
    End of period                          $5.65           $10.70          $10.82          $8.54          $9.24
  Accumulation units outstanding
  at the end of period                     15,412          46,557          85,863         96,988          87,000

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(174)

  Accumulation unit value:
    Beginning of period                    $7.46           $7.67
    End of period                          $9.18           $7.46
  Accumulation units outstanding
  at the end of period                     68,210          5,032

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1048)

  Accumulation unit value:
    Beginning of period                    $10.35          $11.75          $10.12           N/A            N/A
    End of period                          $5.13           $10.35          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             11,187          5,078            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(321)

  Accumulation unit value:
    Beginning of period                    $9.46           $9.31           $8.14           $7.98          $7.33
    End of period                          $5.76           $9.46           $9.31           $8.14          $7.98
  Accumulation units outstanding
  at the end of period                      472            11,705          5,920           5,295          7,849

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(321)

  Accumulation unit value:
    Beginning of period                    $6.13            N/A
    End of period                          $7.33            N/A
  Accumulation units outstanding
  at the end of period                     8,625            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $11.39          $14.08          $12.12         $11.67          $10.36
    End of period                          $5.50           $11.39          $14.08         $12.12          $11.67
  Accumulation units outstanding
  at the end of period                      118            1,114            927             870            834

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(231)

  Accumulation unit value:
    Beginning of period                    $18.25          $16.78          $12.23         $11.34          $9.05
    End of period                          $9.19           $18.25          $16.78         $12.23          $11.34
  Accumulation units outstanding
  at the end of period                     7,606           40,826          59,776         52,795          55,682

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(231)

  Accumulation unit value:
    Beginning of period                    $6.94           $7.25
    End of period                          $9.05           $6.94
  Accumulation units outstanding
  at the end of period                     43,943           196






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(570)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.37          $10.93         $10.37          $10.62
    End of period                          $8.99           $11.97          $11.37         $10.93          $10.37
  Accumulation units outstanding
  at the end of period                      215            1,755           1,822           1,254           876

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(570)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(231)

  Accumulation unit value:
    Beginning of period                    $19.59          $18.14          $14.75         $13.30          $11.37
    End of period                          $10.95          $19.59          $18.14         $14.75          $13.30
  Accumulation units outstanding
  at the end of period                     8,754           21,071          17,537         21,644          14,676

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(231)

  Accumulation unit value:
    Beginning of period                    $8.46           $8.76
    End of period                          $11.37          $8.46
  Accumulation units outstanding
  at the end of period                     13,864           138

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                    $13.62          $13.72          $11.80         $10.89          $10.41
    End of period                          $7.66           $13.62          $13.72         $11.80          $10.89
  Accumulation units outstanding
  at the end of period                     7,487           33,248          57,501         29,760          20,343

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1144)

  Accumulation unit value:
    Beginning of period                    $11.87          $10.68          $9.70            N/A            N/A
    End of period                          $6.27           $11.87          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                      340            3,231            482             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1144)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(975)

  Accumulation unit value:
    Beginning of period                    $12.52          $10.74          $10.48         $10.57           N/A
    End of period                          $7.17           $12.52          $10.74         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,069           5,993           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(975)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $35.10          $26.51          $22.42         $16.75          $14.54
    End of period                          $21.35          $35.10          $26.51         $22.42          $16.75
  Accumulation units outstanding
  at the end of period                      162            3,693           3,973           2,643           547

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(231)

  Accumulation unit value:
    Beginning of period                    $13.57          $13.20          $12.89          $9.59          $8.33
    End of period                          $6.69           $13.57          $13.20         $12.89          $9.59
  Accumulation units outstanding
  at the end of period                     10,860          34,770          52,997         61,925          74,167

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(231)

  Accumulation unit value:
    Beginning of period                    $7.15           $7.38
    End of period                          $8.33           $7.15
  Accumulation units outstanding
  at the end of period                     55,418          1,689






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(231)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.81          $13.79         $12.58          $11.10
    End of period                          $9.51           $15.57          $14.81         $13.79          $12.58
  Accumulation units outstanding
  at the end of period                     7,741           27,345          24,469         28,707          24,362

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(231)

  Accumulation unit value:
    Beginning of period                    $8.43           $8.74
    End of period                          $11.10          $8.43
  Accumulation units outstanding
  at the end of period                     15,577           138






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(231)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.83          $10.51         $10.28          $9.55
    End of period                          $7.42           $12.15          $11.83         $10.51          $10.28
  Accumulation units outstanding
  at the end of period                     10,633          48,038          54,221         58,858          52,621

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(231)

  Accumulation unit value:
    Beginning of period                    $7.63           $8.08
    End of period                          $9.55           $7.63
  Accumulation units outstanding
  at the end of period                     32,427           149

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(148)

  Accumulation unit value:
    Beginning of period                    $17.76          $20.26          $18.91         $17.73          $16.09
    End of period                          $10.42          $17.76          $20.26         $18.91          $17.73
  Accumulation units outstanding
  at the end of period                     5,506           21,445          29,828         32,380          36,131

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(148)

  Accumulation unit value:
    Beginning of period                    $11.11          $12.42
    End of period                          $16.09          $11.11
  Accumulation units outstanding
  at the end of period                     29,027           772

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(219)

  Accumulation unit value:
    Beginning of period                    $14.49          $15.13          $13.16         $12.90          $11.20
    End of period                          $9.23           $14.49          $15.13         $13.16          $12.90
  Accumulation units outstanding
  at the end of period                     7,520           25,583          21,734         28,210          22,189

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(219)

  Accumulation unit value:
    Beginning of period                    $7.86           $7.97
    End of period                          $11.20          $7.86
  Accumulation units outstanding
  at the end of period                     15,565          1,078






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(607)

  Accumulation unit value:
    Beginning of period                    $6.63           $5.91           $5.53           $5.51          $5.40
    End of period                          $3.67           $6.63           $5.91           $5.53          $5.51
  Accumulation units outstanding
  at the end of period                      111            1,998           1,377           2,559           529

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(607)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(701)

  Accumulation unit value:
    Beginning of period                    $17.50          $14.96          $15.50         $11.41          $10.53
    End of period                          $9.00           $17.50          $14.96         $15.50          $11.41
  Accumulation units outstanding
  at the end of period                     5,289           16,458          26,182         22,188          4,499

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(701)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(707)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.05          $11.88         $11.06          $10.58
    End of period                          $7.92           $14.14          $13.05         $11.88          $11.06
  Accumulation units outstanding
  at the end of period                      537            2,217           5,450          11,877          10,083

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(202)

  Accumulation unit value:
    Beginning of period                    $14.65          $14.08          $12.30         $11.04          $9.57
    End of period                          $8.48           $14.65          $14.08         $12.30          $11.04
  Accumulation units outstanding
  at the end of period                     1,860           6,758           14,999          6,726          10,612

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(202)

  Accumulation unit value:
    Beginning of period                    $6.96           $6.53
    End of period                          $9.57           $6.96
  Accumulation units outstanding
  at the end of period                     10,682           124






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.07           N/A             N/A             N/A            N/A
    End of period                          $10.24           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,349            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(148)

  Accumulation unit value:
    Beginning of period                    $14.26          $13.46          $13.29         $13.27          $12.98
    End of period                          $14.02          $14.26          $13.46         $13.29          $13.27
  Accumulation units outstanding
  at the end of period                     10,826          67,708          50,250         38,923          36,437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(148)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.09
    End of period                          $12.98          $12.66
  Accumulation units outstanding
  at the end of period                     58,215          2,736






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $20.22          $22.27          $20.01         $18.79          $16.99
    End of period                          $11.77          $20.22          $22.27         $20.01          $18.79
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $13.64          $16.95
    End of period                          $16.99          $13.64
  Accumulation units outstanding
  at the end of period                     2,099           2,109

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.96          $13.39          $12.38         $12.43          $12.11
    End of period                          $8.78           $12.96          $13.39         $12.38          $12.43
  Accumulation units outstanding
  at the end of period                      687            13,667          20,156         19,080          20,415

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $19.36          $20.96          $18.95         $18.45          $17.18
    End of period                          $10.00          $19.36          $20.96         $18.95          $18.45
  Accumulation units outstanding
  at the end of period                       -             3,400           5,638           6,472          8,231

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $14.09          $17.55
    End of period                          $17.18          $14.09
  Accumulation units outstanding
  at the end of period                     7,214           6,034

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1904)

  Accumulation unit value:
    Beginning of period                    $8.42            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      158             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.98            N/A             N/A            N/A
    End of period                          $6.64           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      508            4,003            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.48          $10.51           N/A             N/A            N/A
    End of period                          $7.53           $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,910            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.45          $10.66           N/A             N/A            N/A
    End of period                          $6.67           $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,456            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(344)

  Accumulation unit value:
    Beginning of period                    $15.47          $14.48          $12.80         $12.06          $10.94
    End of period                          $9.22           $15.47          $14.48         $12.80          $12.06
  Accumulation units outstanding
  at the end of period                     3,569           78,287          96,420         56,105          63,578

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(344)

  Accumulation unit value:
    Beginning of period                    $9.67            N/A
    End of period                          $10.94           N/A
  Accumulation units outstanding
  at the end of period                     21,238           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(881)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.04          $10.45         $10.41           N/A
    End of period                          $9.69           $11.48          $11.04         $10.45           N/A
  Accumulation units outstanding
  at the end of period                     1,370           1,373           5,316           5,556           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(881)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(128)

  Accumulation unit value:
    Beginning of period                    $15.35          $14.43          $12.91         $12.28          $11.26
    End of period                          $9.71           $15.35          $14.43         $12.91          $12.28
  Accumulation units outstanding
  at the end of period                     9,014          112,411         165,309         143,577        152,594

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(128)

  Accumulation unit value:
    Beginning of period                    $9.45           $10.56
    End of period                          $11.26          $9.45
  Accumulation units outstanding
  at the end of period                     95,103          21,956






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(684)

  Accumulation unit value:
    Beginning of period                    $12.28          $11.64          $10.78         $10.49          $9.89
    End of period                          $9.46           $12.28          $11.64         $10.78          $10.49
  Accumulation units outstanding
  at the end of period                     12,015          15,732          29,697         19,088          14,525

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.71          $12.49         $11.99          $11.18
    End of period                          $10.35          $14.58          $13.71         $12.49          $11.99
  Accumulation units outstanding
  at the end of period                     5,306           60,448          84,921         99,934         104,905

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.70           $10.74
    End of period                          $11.18          $9.70
  Accumulation units outstanding
  at the end of period                    105,424          20,607






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.01          $10.78           N/A             N/A            N/A
    End of period                          $8.82           $11.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,503            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $25.85          $24.58          $22.09         $21.43          $19.75
    End of period                          $20.06          $25.85          $24.58         $22.09          $21.43
  Accumulation units outstanding
  at the end of period                     2,484           22,278          24,561         27,574          7,894

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $16.60          $18.11
    End of period                          $19.75          $16.60
  Accumulation units outstanding
  at the end of period                     6,753           4,362






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(148)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.71          $11.45         $11.39          $11.54
    End of period                          $12.01          $12.01          $11.71         $11.45          $11.39
  Accumulation units outstanding
  at the end of period                     21,246          41,496          2,872           4,514          1,825

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(148)

  Accumulation unit value:
    Beginning of period                    $11.74          $11.81
    End of period                          $11.54          $11.74
  Accumulation units outstanding
  at the end of period                     2,016           5,110

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                    $21.39          $20.26          $17.12         $16.17          $14.40
    End of period                          $13.95          $21.39          $20.26         $17.12          $16.17
  Accumulation units outstanding
  at the end of period                      290            8,543           10,193          5,111          5,992

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                    $11.22           N/A
    End of period                          $14.40           N/A
  Accumulation units outstanding
  at the end of period                     2,654            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $29.89          $27.74          $24.92         $24.00          $22.32
    End of period                          $16.72          $29.89          $27.74         $24.92          $24.00
  Accumulation units outstanding
  at the end of period                      565            8,100           6,635           5,509          5,410

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $17.47          $21.90
    End of period                          $22.32          $17.47
  Accumulation units outstanding
  at the end of period                     10,081          6,064

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $41.73          $36.37          $34.80         $31.16          $26.97
    End of period                          $24.24          $41.73          $36.37         $34.80          $31.16
  Accumulation units outstanding
  at the end of period                      443            3,138           3,718           8,000          9,017

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $19.88          $25.83
    End of period                          $26.97          $19.88
  Accumulation units outstanding
  at the end of period                     8,108           2,757






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.38          $15.58          $13.27         $12.77          $11.32
    End of period                          $8.96           $15.38          $15.58         $13.27          $12.77
  Accumulation units outstanding
  at the end of period                      940            15,688          18,238         31,187          33,306

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.91           $11.30
    End of period                          $11.32          $8.91
  Accumulation units outstanding
  at the end of period                     27,271          7,590

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.15%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(823)

  Accumulation unit value:
    Beginning of period                    $12.81          $15.40          $11.53         $10.13           N/A
    End of period                          $8.06           $12.81          $15.40         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     14,934          15,833          35,077         18,528           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(823)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(283)

  Accumulation unit value:
    Beginning of period                    $17.51          $16.30          $13.59         $12.54          $11.01
    End of period                          $10.12          $17.51          $16.30         $13.59          $12.54
  Accumulation units outstanding
  at the end of period                     22,539          29,367          31,984         26,978          13,970

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(283)

  Accumulation unit value:
    Beginning of period                    $7.84            N/A
    End of period                          $11.01           N/A
  Accumulation units outstanding
  at the end of period                     2,390            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(532)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.10          $11.46         $10.92          $10.26
    End of period                          $8.36           $13.71          $12.10         $11.46          $10.92
  Accumulation units outstanding
  at the end of period                     39,366          21,760          22,775         18,592          10,083

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(532)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(283)

  Accumulation unit value:
    Beginning of period                    $15.10          $13.85          $12.36         $11.65          $11.14
    End of period                          $8.91           $15.10          $13.85         $12.36          $11.65
  Accumulation units outstanding
  at the end of period                     7,101           7,795           11,507         19,208          4,238

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(283)

  Accumulation unit value:
    Beginning of period                    $7.59            N/A
    End of period                          $11.14           N/A
  Accumulation units outstanding
  at the end of period                     1,974            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(363)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.50          $10.61          $9.84          $9.19
    End of period                          $8.53           $12.15          $11.50         $10.61          $9.84
  Accumulation units outstanding
  at the end of period                     58,530          50,142          46,105         42,722          12,721

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(363)

  Accumulation unit value:
    Beginning of period                    $8.76            N/A
    End of period                          $9.19            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(599)

  Accumulation unit value:
    Beginning of period                    $28.20          $23.88          $21.54         $21.59          $19.45
    End of period                          $15.87          $28.20          $23.88         $21.54          $21.59
  Accumulation units outstanding
  at the end of period                     13,271          8,227           4,600           3,616            50

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(599)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.39            N/A             N/A             N/A            N/A
    End of period                          $4.45            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,148            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(429)

  Accumulation unit value:
    Beginning of period                    $27.36          $25.48          $24.89         $24.29          $22.23
    End of period                          $15.83          $27.36          $25.48         $24.89          $24.29
  Accumulation units outstanding
  at the end of period                     11,411          14,003          4,661          10,092          7,451

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(429)

  Accumulation unit value:
    Beginning of period                    $20.96           N/A
    End of period                          $22.23           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.62          $10.14           N/A             N/A            N/A
    End of period                          $6.50           $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,717          34,975           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.63          $10.21           N/A             N/A            N/A
    End of period                          $6.48           $10.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,420          3,225            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(283)

  Accumulation unit value:
    Beginning of period                    $17.69          $17.97          $16.34         $16.15          $15.52
    End of period                          $10.55          $17.69          $17.97         $16.34          $16.15
  Accumulation units outstanding
  at the end of period                     19,126          21,438          22,600         24,669          14,149

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(283)

  Accumulation unit value:
    Beginning of period                    $12.04           N/A
    End of period                          $15.52           N/A
  Accumulation units outstanding
  at the end of period                      954             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(402)

  Accumulation unit value:
    Beginning of period                    $23.80          $21.69          $18.46         $18.39          $15.82
    End of period                          $14.37          $23.80          $21.69         $18.46          $18.39
  Accumulation units outstanding
  at the end of period                     12,721          12,771          13,991         17,733          17,148

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(402)

  Accumulation unit value:
    Beginning of period                    $15.26           N/A
    End of period                          $15.82           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.00           N/A             N/A            N/A
    End of period                          $6.18           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     78,961          87,237           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.05           N/A             N/A            N/A
    End of period                          $5.73           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,147           4,290            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1089)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.82          $9.92            N/A            N/A
    End of period                          $7.42           $10.79          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,082          31,243          9,969            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1089)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.10           N/A             N/A            N/A
    End of period                          $5.97           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,235           4,371            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $11.51          $12.53          $10.87         $10.52           N/A
    End of period                          $7.53           $11.51          $12.53         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     16,257          16,124          21,174          9,879           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(364)

  Accumulation unit value:
    Beginning of period                    $18.68          $17.84          $17.41         $17.33          $16.56
    End of period                          $17.33          $18.68          $17.84         $17.41          $17.33
  Accumulation units outstanding
  at the end of period                     49,213          57,791          72,701         70,967          26,270

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(364)

  Accumulation unit value:
    Beginning of period                    $16.14           N/A
    End of period                          $16.56           N/A
  Accumulation units outstanding
  at the end of period                     1,079            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1918)

  Accumulation unit value:
    Beginning of period                    $9.41            N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,201            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.80          $12.72          $11.23         $10.32           N/A
    End of period                          $8.00           $12.80          $12.72         $11.23           N/A
  Accumulation units outstanding
  at the end of period                     4,234           9,229           12,875          8,966           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.16          $10.00           N/A            N/A
    End of period                          $9.59           $10.43          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,207           3,816           2,645            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(491)

  Accumulation unit value:
    Beginning of period                    $16.33          $14.91          $11.54          $9.94          $8.54
    End of period                          $8.87           $16.33          $14.91         $11.54          $9.94
  Accumulation units outstanding
  at the end of period                     48,807          61,354          88,369         60,896          41,515

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(491)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(381)

  Accumulation unit value:
    Beginning of period                    $23.53          $22.27          $20.31         $19.54          $16.92
    End of period                          $12.80          $23.53          $22.27         $20.31          $19.54
  Accumulation units outstanding
  at the end of period                     5,742           7,731           5,195           3,654           703

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(381)

  Accumulation unit value:
    Beginning of period                    $14.97           N/A
    End of period                          $16.92           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(283)

  Accumulation unit value:
    Beginning of period                    $15.28          $14.68          $14.52         $14.50          $14.26
    End of period                          $15.93          $15.28          $14.68         $14.52          $14.50
  Accumulation units outstanding
  at the end of period                     84,205          50,985          40,077         34,310          8,111

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(283)

  Accumulation unit value:
    Beginning of period                    $14.62           N/A
    End of period                          $14.26           N/A
  Accumulation units outstanding
  at the end of period                     1,241            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $13.98          $10.83          $9.98            N/A            N/A
    End of period                          $6.83           $13.98          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     51,224          21,858          4,386            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(49)

  Accumulation unit value:
    Beginning of period                    $18.64          $19.56          $17.45         $16.38          $13.42
    End of period                          $11.14          $18.64          $19.56         $17.45          $16.38
  Accumulation units outstanding
  at the end of period                     32,651          34,239          42,830         56,984          31,442

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(49)

  Accumulation unit value:
    Beginning of period                    $10.64           N/A
    End of period                          $13.42           N/A
  Accumulation units outstanding
  at the end of period                     2,814            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(49)

  Accumulation unit value:
    Beginning of period                    $14.85          $16.28          $14.24         $13.90          $12.31
    End of period                          $8.93           $14.85          $16.28         $14.24          $13.90
  Accumulation units outstanding
  at the end of period                     28,654          30,482          35,456         40,220          25,674

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(49)

  Accumulation unit value:
    Beginning of period                    $9.06            N/A
    End of period                          $12.31           N/A
  Accumulation units outstanding
  at the end of period                     2,924            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1334)

  Accumulation unit value:
    Beginning of period                    $9.78           $10.12           N/A             N/A            N/A
    End of period                          $6.10           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,131           4,907            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1334)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(355)

  Accumulation unit value:
    Beginning of period                    $11.44          $12.03          $10.95         $11.53          $9.66
    End of period                          $7.25           $11.44          $12.03         $10.95          $11.53
  Accumulation units outstanding
  at the end of period                    245,013         318,438         373,304         393,007        138,822

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(355)

  Accumulation unit value:
    Beginning of period                    $7.70            N/A
    End of period                          $9.66            N/A
  Accumulation units outstanding
  at the end of period                     3,362            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(359)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.99          $10.84         $10.87          $10.72
    End of period                          $11.62          $11.45          $10.99         $10.84          $10.87
  Accumulation units outstanding
  at the end of period                     59,470          96,966         119,645         130,227         56,097

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(359)

  Accumulation unit value:
    Beginning of period                    $10.86           N/A
    End of period                          $10.72           N/A
  Accumulation units outstanding
  at the end of period                      282             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                    $5.89           $5.77           $4.33           $4.38          $3.90
    End of period                          $3.48           $5.89           $5.77           $4.33          $4.38
  Accumulation units outstanding
  at the end of period                     11,830          14,921          25,444         25,277          9,850

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(599)

  Accumulation unit value:
    Beginning of period                    $10.02          $11.11          $10.01         $10.48          $9.72
    End of period                          $6.74           $10.02          $11.11         $10.01          $10.48
  Accumulation units outstanding
  at the end of period                     2,935           3,581           10,665         14,778          3,875

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(599)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(355)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.82          $8.53           $9.24          $9.18
    End of period                          $5.65           $10.70          $10.82          $8.53          $9.24
  Accumulation units outstanding
  at the end of period                    260,014         322,746         427,681         432,322        147,879

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(355)

  Accumulation unit value:
    Beginning of period                    $7.90            N/A
    End of period                          $9.18            N/A
  Accumulation units outstanding
  at the end of period                     2,569            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.35          $11.75          $10.00           N/A            N/A
    End of period                          $5.13           $10.35          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,058          32,635          47,867           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                    $9.45           $9.31           $8.14           $7.98          $7.38
    End of period                          $5.76           $9.45           $9.31           $8.14          $7.98
  Accumulation units outstanding
  at the end of period                     43,514          43,918          35,753         49,733          68,491

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(588)

  Accumulation unit value:
    Beginning of period                    $11.38          $14.08          $12.12         $11.67          $10.59
    End of period                          $5.50           $11.38          $14.08         $12.12          $11.67
  Accumulation units outstanding
  at the end of period                     9,125           12,101          9,938          12,343          7,604

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(588)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(355)

  Accumulation unit value:
    Beginning of period                    $18.24          $16.77          $12.23         $11.34          $9.04
    End of period                          $9.19           $18.24          $16.77         $12.23          $11.34
  Accumulation units outstanding
  at the end of period                    206,755         292,575         378,348         401,332        140,697

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(355)

  Accumulation unit value:
    Beginning of period                    $7.57            N/A
    End of period                          $9.04            N/A
  Accumulation units outstanding
  at the end of period                     1,237            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(568)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.36          $10.92         $10.37          $10.53
    End of period                          $8.99           $11.96          $11.36         $10.92          $10.37
  Accumulation units outstanding
  at the end of period                     27,960          30,267          34,327         46,330          18,281

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1359)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.30           N/A             N/A            N/A
    End of period                          $6.77           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,074           1,612            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1359)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(308)

  Accumulation unit value:
    Beginning of period                    $19.59          $18.13          $14.75         $13.30          $11.37
    End of period                          $10.94          $19.59          $18.13         $14.75          $13.30
  Accumulation units outstanding
  at the end of period                     70,126         106,541         139,976         154,498         72,846

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(308)

  Accumulation unit value:
    Beginning of period                    $8.06            N/A
    End of period                          $11.37           N/A
  Accumulation units outstanding
  at the end of period                      906             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.62          $13.72          $11.79         $10.89          $9.62
    End of period                          $7.66           $13.62          $13.72         $11.79          $10.89
  Accumulation units outstanding
  at the end of period                   1,004,619       1,305,404       1,570,982       1,438,081        28,643

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                    $11.87          $10.68          $9.75            N/A            N/A
    End of period                          $6.27           $11.87          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,254          42,754          3,080            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                    $12.52          $10.74          $10.48         $10.81          $9.94
    End of period                          $7.17           $12.52          $10.74         $10.48          $10.81
  Accumulation units outstanding
  at the end of period                     9,497           18,714          20,232         19,788           806

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1320)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.35           N/A             N/A            N/A
    End of period                          $6.09           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,330           5,030            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1320)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(571)

  Accumulation unit value:
    Beginning of period                    $35.09          $26.50          $22.42         $16.74          $14.08
    End of period                          $21.34          $35.09          $26.50         $22.42          $16.74
  Accumulation units outstanding
  at the end of period                     27,712          32,236          41,198         41,526          10,219

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(571)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(355)

  Accumulation unit value:
    Beginning of period                    $13.56          $13.20          $12.88          $9.59          $8.33
    End of period                          $6.69           $13.56          $13.20         $12.88          $9.59
  Accumulation units outstanding
  at the end of period                    204,211         274,195         327,390         366,480        146,647

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(355)

  Accumulation unit value:
    Beginning of period                    $7.62            N/A
    End of period                          $8.33            N/A
  Accumulation units outstanding
  at the end of period                     2,760            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.15          $9.45            N/A            N/A
    End of period                          $7.04           $10.69          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,583             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(359)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.80          $13.79         $12.58          $11.10
    End of period                          $9.51           $15.57          $14.80         $13.79          $12.58
  Accumulation units outstanding
  at the end of period                    109,778         112,063         142,743         158,819         89,853

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(359)

  Accumulation unit value:
    Beginning of period                    $9.35            N/A
    End of period                          $11.10           N/A
  Accumulation units outstanding
  at the end of period                     2,942            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(308)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.83          $10.50         $10.28          $9.54
    End of period                          $7.41           $12.15          $11.83         $10.50          $10.28
  Accumulation units outstanding
  at the end of period                    198,202         240,695         281,873         282,545        120,635

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(308)

  Accumulation unit value:
    Beginning of period                    $7.65            N/A
    End of period                          $9.54            N/A
  Accumulation units outstanding
  at the end of period                     4,992            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                    $8.80           $10.29           N/A             N/A            N/A
    End of period                          $6.01           $8.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      149             832             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(355)

  Accumulation unit value:
    Beginning of period                    $17.75          $20.25          $18.90         $17.73          $16.09
    End of period                          $10.41          $17.75          $20.25         $18.90          $17.73
  Accumulation units outstanding
  at the end of period                    102,889         144,020         179,701         191,392         69,536

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(355)

  Accumulation unit value:
    Beginning of period                    $12.84           N/A
    End of period                          $16.09           N/A
  Accumulation units outstanding
  at the end of period                      519             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(359)

  Accumulation unit value:
    Beginning of period                    $14.49          $15.13          $13.15         $12.89          $11.22
    End of period                          $9.23           $14.49          $15.13         $13.15          $12.89
  Accumulation units outstanding
  at the end of period                     54,852          88,183         120,521         130,874         66,142

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(359)

  Accumulation unit value:
    Beginning of period                    $9.12            N/A
    End of period                          $11.22           N/A
  Accumulation units outstanding
  at the end of period                     1,711            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(582)

  Accumulation unit value:
    Beginning of period                    $6.63           $5.91           $5.52           $5.51          $5.11
    End of period                          $3.67           $6.63           $5.91           $5.52          $5.51
  Accumulation units outstanding
  at the end of period                     13,210          21,338          21,913         39,470          13,887

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(582)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                    $17.50          $14.96          $15.50         $11.41          $9.56
    End of period                          $9.00           $17.50          $14.96         $15.50          $11.41
  Accumulation units outstanding
  at the end of period                    101,647         129,629         173,129         224,400         4,347

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.05          $11.88         $11.06          $10.10
    End of period                          $7.92           $14.14          $13.05         $11.88          $11.06
  Accumulation units outstanding
  at the end of period                    143,431         177,178         222,244         232,854         19,334

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(413)

  Accumulation unit value:
    Beginning of period                    $14.63          $14.06          $12.28         $11.03          $9.56
    End of period                          $8.47           $14.63          $14.06         $12.28          $11.03
  Accumulation units outstanding
  at the end of period                     43,004          44,411          48,163         55,090          25,698

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(413)

  Accumulation unit value:
    Beginning of period                    $8.58            N/A
    End of period                          $9.56            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.86          $10.17           N/A             N/A            N/A
    End of period                          $10.24          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     93,683          6,111            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(283)

  Accumulation unit value:
    Beginning of period                    $14.26          $13.46          $13.29         $13.27          $12.98
    End of period                          $14.01          $14.26          $13.46         $13.29          $13.27
  Accumulation units outstanding
  at the end of period                    204,324         176,372         158,041         151,126         50,413

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(283)

  Accumulation unit value:
    Beginning of period                    $12.91           N/A
    End of period                          $12.98           N/A
  Accumulation units outstanding
  at the end of period                     1,365            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(64)

  Accumulation unit value:
    Beginning of period                    $20.21          $22.26          $20.00         $18.79          $16.98
    End of period                          $11.77          $20.21          $22.26         $20.00          $18.79
  Accumulation units outstanding
  at the end of period                     1,016            942             936            3,590            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(64)

  Accumulation unit value:
    Beginning of period                    $13.64           N/A
    End of period                          $16.98           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.95          $13.38          $12.37         $12.43          $12.10
    End of period                          $8.78           $12.95          $13.38         $12.37          $12.43
  Accumulation units outstanding
  at the end of period                     62,705          70,409          77,895         78,593          48,897

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1779)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $5.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,164            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1779)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                    $10.53           N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      758             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $19.35          $20.95          $18.94         $18.44          $17.17
    End of period                          $10.00          $19.35          $20.95         $18.94          $18.44
  Accumulation units outstanding
  at the end of period                     3,746           2,902           2,695           3,515           404

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $14.08           N/A
    End of period                          $17.17           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1918)

  Accumulation unit value:
    Beginning of period                    $8.32            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       76             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1455)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.32           N/A             N/A            N/A
    End of period                          $6.63           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,310          6,984            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.66            N/A             N/A             N/A            N/A
    End of period                          $6.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,414            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.33           N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      476             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.48          $10.12           N/A             N/A            N/A
    End of period                          $7.53           $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,313          30,340           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.45          $9.85            N/A             N/A            N/A
    End of period                          $6.67           $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,286           2,465            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.10            N/A             N/A             N/A            N/A
    End of period                          $7.08            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,121            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(308)

  Accumulation unit value:
    Beginning of period                    $15.47          $14.48          $12.80         $12.05          $10.94
    End of period                          $9.21           $15.47          $14.48         $12.80          $12.05
  Accumulation units outstanding
  at the end of period                    104,199         132,984         180,589         190,370        244,861

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(308)

  Accumulation unit value:
    Beginning of period                    $8.77            N/A
    End of period                          $10.94           N/A
  Accumulation units outstanding
  at the end of period                     21,753           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(696)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.04          $10.45         $10.30          $10.04
    End of period                          $9.69           $11.48          $11.04         $10.45          $10.30
  Accumulation units outstanding
  at the end of period                    100,823         146,757         113,218         83,507          2,091

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(315)

  Accumulation unit value:
    Beginning of period                    $15.34          $14.42          $12.91         $12.28          $11.26
    End of period                          $9.71           $15.34          $14.42         $12.91          $12.28
  Accumulation units outstanding
  at the end of period                    348,350         472,162         529,272         544,879        455,119

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(315)

  Accumulation unit value:
    Beginning of period                    $9.64            N/A
    End of period                          $11.26           N/A
  Accumulation units outstanding
  at the end of period                     14,522           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(690)

  Accumulation unit value:
    Beginning of period                    $12.27          $11.64          $10.78         $10.49          $9.87
    End of period                          $9.46           $12.27          $11.64         $10.78          $10.49
  Accumulation units outstanding
  at the end of period                    167,744         212,950         242,652         272,848         24,808

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(71)

  Accumulation unit value:
    Beginning of period                    $14.57          $13.71          $12.48         $11.99          $11.18
    End of period                          $10.34          $14.57          $13.71         $12.48          $11.99
  Accumulation units outstanding
  at the end of period                    429,152         523,450         579,314         632,643        211,086

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(71)

  Accumulation unit value:
    Beginning of period                    $9.70            N/A
    End of period                          $11.18           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.78          $9.88            N/A            N/A
    End of period                          $7.88           $11.52          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                      638              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1072)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.91          $10.05           N/A            N/A
    End of period                          $7.63           $11.68          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,049           1,727           1,518            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1205)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.52          $10.48           N/A            N/A
    End of period                          $8.82           $11.01          $10.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,986            -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $6.33            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      378             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                    $25.84          $24.56          $22.08         $21.42          $19.74
    End of period                          $20.05          $25.84          $24.56         $22.08          $21.42
  Accumulation units outstanding
  at the end of period                     54,031          63,216          71,578         78,712          19,736

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                    $16.59           N/A
    End of period                          $19.74           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(363)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.71          $11.44         $11.38          $11.54
    End of period                          $12.00          $12.00          $11.71         $11.44          $11.38
  Accumulation units outstanding
  at the end of period                    119,347          62,930          80,981         42,967          25,174

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(363)

  Accumulation unit value:
    Beginning of period                    $11.64           N/A
    End of period                          $11.54           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(504)

  Accumulation unit value:
    Beginning of period                    $21.38          $20.26          $17.12         $16.17          $14.63
    End of period                          $13.95          $21.38          $20.26         $17.12          $16.17
  Accumulation units outstanding
  at the end of period                     26,588          37,329          39,601         40,071          12,219

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(504)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(64)

  Accumulation unit value:
    Beginning of period                    $29.87          $27.72          $24.91         $23.99          $22.31
    End of period                          $16.71          $29.87          $27.72         $24.91          $23.99
  Accumulation units outstanding
  at the end of period                     38,691          32,865          25,352         26,024          4,927

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(64)

  Accumulation unit value:
    Beginning of period                    $17.46           N/A
    End of period                          $22.31           N/A
  Accumulation units outstanding
  at the end of period                      664             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(64)

  Accumulation unit value:
    Beginning of period                    $41.70          $36.35          $34.78         $31.14          $26.96
    End of period                          $24.22          $41.70          $36.35         $34.78          $31.14
  Accumulation units outstanding
  at the end of period                     21,237          21,573          18,011         20,040          7,624

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(64)

  Accumulation unit value:
    Beginning of period                    $19.87           N/A
    End of period                          $26.96           N/A
  Accumulation units outstanding
  at the end of period                      410             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(84)

  Accumulation unit value:
    Beginning of period                    $15.38          $15.58          $13.26         $12.76          $11.32
    End of period                          $8.96           $15.38          $15.58         $13.26          $12.76
  Accumulation units outstanding
  at the end of period                    108,997         104,045         122,051         116,718         50,393

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(84)

  Accumulation unit value:
    Beginning of period                    $8.91            N/A
    End of period                          $11.32           N/A
  Accumulation units outstanding
  at the end of period                     5,486            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.155%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1088)

  Accumulation unit value:
    Beginning of period                    $12.80          $15.40          $12.85           N/A            N/A
    End of period                          $8.06           $12.80          $15.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,059           1,828            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1088)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1088)

  Accumulation unit value:
    Beginning of period                    $23.78          $21.68          $19.58           N/A            N/A
    End of period                          $14.36          $23.78          $21.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,233           1,288            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1088)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1153)

  Accumulation unit value:
    Beginning of period                    $16.32          $14.90          $13.22           N/A            N/A
    End of period                          $8.87           $16.32          $14.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,876            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1153)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                    $10.51           N/A             N/A             N/A            N/A
    End of period                          $7.25            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,227            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(1153)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.81          $10.29           N/A            N/A
    End of period                          $5.65           $10.69          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,316           1,267            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(1153)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $8.91            N/A             N/A             N/A            N/A
    End of period                          $5.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,367            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                    $16.00           N/A             N/A             N/A            N/A
    End of period                          $9.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      815             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(942)

  Accumulation unit value:
    Beginning of period                    $35.06          $26.48          $22.40         $21.69           N/A
    End of period                          $21.32          $35.06          $26.48         $22.40           N/A
  Accumulation units outstanding
  at the end of period                       -              434              -              786            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                    $11.80           N/A             N/A             N/A            N/A
    End of period                          $6.68            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,074            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                    $16.04           N/A             N/A             N/A            N/A
    End of period                          $10.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      779             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(942)

  Accumulation unit value:
    Beginning of period                    $17.49          $14.96          $15.50         $13.95           N/A
    End of period                          $9.00           $17.49          $14.96         $15.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,222           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.20           N/A             N/A             N/A            N/A
    End of period                          $10.24           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,583            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.45          $10.11           N/A             N/A            N/A
    End of period                          $6.67           $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              247             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.57          $13.80           N/A             N/A            N/A
    End of period                          $10.33          $14.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,191            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.16%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(839)

  Accumulation unit value:
    Beginning of period                    $12.80          $15.39          $11.53         $10.26           N/A
    End of period                          $8.06           $12.80          $15.39         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     35,163          30,123          65,409         15,243           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $17.49          $16.28          $13.57         $12.53          $11.00
    End of period                          $10.11          $17.49          $16.28         $13.57          $12.53
  Accumulation units outstanding
  at the end of period                     22,614          33,474          13,177         10,818          16,884

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $8.35            N/A
    End of period                          $11.00           N/A
  Accumulation units outstanding
  at the end of period                     2,406            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(114)

  Accumulation unit value:
    Beginning of period                    $13.70          $12.10          $11.46         $10.92          $10.14
    End of period                          $8.36           $13.70          $12.10         $11.46          $10.92
  Accumulation units outstanding
  at the end of period                     78,774          83,894          41,503         57,682          54,913

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(114)

  Accumulation unit value:
    Beginning of period                    $7.97           $9.81
    End of period                          $10.14          $7.97
  Accumulation units outstanding
  at the end of period                     9,308           2,644

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(264)

  Accumulation unit value:
    Beginning of period                    $15.09          $13.85          $12.36         $11.65          $11.14
    End of period                          $8.90           $15.09          $13.85         $12.36          $11.65
  Accumulation units outstanding
  at the end of period                     7,091           15,874          17,043         23,165          22,101

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(264)

  Accumulation unit value:
    Beginning of period                    $8.22           $10.98
    End of period                          $11.14          $8.22
  Accumulation units outstanding
  at the end of period                     9,086            741






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(264)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.49          $10.60          $9.84          $9.19
    End of period                          $8.52           $12.14          $11.49         $10.60          $9.84
  Accumulation units outstanding
  at the end of period                    106,480          92,261          82,412         84,545          70,555

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(264)

  Accumulation unit value:
    Beginning of period                    $8.26           $9.04
    End of period                          $9.19           $8.26
  Accumulation units outstanding
  at the end of period                     11,797          4,099

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(585)

  Accumulation unit value:
    Beginning of period                    $28.16          $23.86          $21.51         $21.57          $19.07
    End of period                          $15.85          $28.16          $23.86         $21.51          $21.57
  Accumulation units outstanding
  at the end of period                     12,561          8,498           2,675           1,381           457

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.00           N/A             N/A            N/A
    End of period                          $4.45           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      286            2,136            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(190)

  Accumulation unit value:
    Beginning of period                    $27.33          $25.45          $24.86         $24.27          $22.21
    End of period                          $15.81          $27.33          $25.45         $24.86          $24.27
  Accumulation units outstanding
  at the end of period                     7,785           11,590          5,993           8,574          26,979

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(190)

  Accumulation unit value:
    Beginning of period                    $16.75          $19.58
    End of period                          $22.21          $16.75
  Accumulation units outstanding
  at the end of period                     1,158            196






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.62          $10.07           N/A             N/A            N/A
    End of period                          $6.50           $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     97,898         162,966           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.63          $9.84            N/A             N/A            N/A
    End of period                          $6.48           $10.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,051          2,452            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(264)

  Accumulation unit value:
    Beginning of period                    $17.67          $17.95          $16.33         $16.14          $15.51
    End of period                          $10.54          $17.67          $17.95         $16.33          $16.14
  Accumulation units outstanding
  at the end of period                     23,989          28,618          32,909         32,849          29,270

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(264)

  Accumulation unit value:
    Beginning of period                    $12.73          $16.10
    End of period                          $15.51          $12.73
  Accumulation units outstanding
  at the end of period                     7,545           2,876

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(264)

  Accumulation unit value:
    Beginning of period                    $23.77          $21.67          $18.44         $18.38          $15.81
    End of period                          $14.36          $23.77          $21.67         $18.44          $18.38
  Accumulation units outstanding
  at the end of period                     32,292          36,431          30,255         24,552          31,418

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(264)

  Accumulation unit value:
    Beginning of period                    $11.54          $15.88
    End of period                          $15.81          $11.54
  Accumulation units outstanding
  at the end of period                     10,608          1,400






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.00           N/A             N/A            N/A
    End of period                          $6.18           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     99,805         153,455           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.86           $9.99            N/A             N/A            N/A
    End of period                          $5.73           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,661           11,062           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.82          $9.89            N/A            N/A
    End of period                          $7.42           $10.79          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     61,456          60,352          1,279            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.00           N/A             N/A            N/A
    End of period                          $5.96           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,557          19,642           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $11.50          $12.53          $10.87         $10.55           N/A
    End of period                          $7.53           $11.50          $12.53         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     13,693          10,964          28,868          4,047           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $18.65          $17.82          $17.39         $17.31          $16.55
    End of period                          $17.31          $18.65          $17.82         $17.39          $17.31
  Accumulation units outstanding
  at the end of period                     56,885         101,005          82,827         84,704          49,857

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $14.89          $14.35
    End of period                          $16.55          $14.89
  Accumulation units outstanding
  at the end of period                     16,119          3,426






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,146            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.79          $12.72          $11.23         $10.65           N/A
    End of period                          $8.00           $12.79          $12.72         $11.23           N/A
  Accumulation units outstanding
  at the end of period                     32,253          27,930          39,424         15,391           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1077)

  Accumulation unit value:
    Beginning of period                    $10.42          $10.16          $10.00           N/A            N/A
    End of period                          $9.59           $10.42          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,735           10,193          10,413           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1077)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(426)

  Accumulation unit value:
    Beginning of period                    $16.32          $14.89          $11.53          $9.94          $8.29
    End of period                          $8.86           $16.32          $14.89         $11.53          $9.94
  Accumulation units outstanding
  at the end of period                     94,425         178,127         195,495         149,713        124,915

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(426)

  Accumulation unit value:
    Beginning of period                    $7.38            N/A
    End of period                          $8.29            N/A
  Accumulation units outstanding
  at the end of period                     4,516            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $23.50          $22.25          $20.29         $19.53          $16.91
    End of period                          $12.78          $23.50          $22.25         $20.29          $19.53
  Accumulation units outstanding
  at the end of period                     3,186           10,575          11,141         13,462          12,708

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $12.74          $16.19
    End of period                          $16.91          $12.74
  Accumulation units outstanding
  at the end of period                     7,135           4,814

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(109)

  Accumulation unit value:
    Beginning of period                    $15.26          $14.66          $14.51         $14.48          $14.25
    End of period                          $15.91          $15.26          $14.66         $14.51          $14.48
  Accumulation units outstanding
  at the end of period                    110,272          48,460          62,872         60,554          39,000

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(109)

  Accumulation unit value:
    Beginning of period                    $14.39          $13.41
    End of period                          $14.25          $14.39
  Accumulation units outstanding
  at the end of period                     15,887          57,901






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.97          $10.83          $10.13           N/A            N/A
    End of period                          $6.83           $13.97          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     51,791          87,227          9,885            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(107)

  Accumulation unit value:
    Beginning of period                    $18.63          $19.55          $17.43         $16.37          $13.41
    End of period                          $11.13          $18.63          $19.55         $17.43          $16.37
  Accumulation units outstanding
  at the end of period                     51,917          72,143          82,235         92,603          92,824

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(107)

  Accumulation unit value:
    Beginning of period                    $10.63          $13.02
    End of period                          $13.41          $10.63
  Accumulation units outstanding
  at the end of period                     42,063          10,164






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $14.83          $16.27          $14.23         $13.89          $12.30
    End of period                          $8.92           $14.83          $16.27         $14.23          $13.89
  Accumulation units outstanding
  at the end of period                     32,070          48,318          57,299         68,163          77,643

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $9.06           $12.02
    End of period                          $12.30          $9.06
  Accumulation units outstanding
  at the end of period                     36,339          8,404

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1345)

  Accumulation unit value:
    Beginning of period                    $9.78           $10.27           N/A             N/A            N/A
    End of period                          $6.10           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,317           25,971           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1345)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(117)

  Accumulation unit value:
    Beginning of period                    $11.43          $12.02          $10.94         $11.52          $9.66
    End of period                          $7.25           $11.43          $12.02         $10.94          $11.52
  Accumulation units outstanding
  at the end of period                    360,432         486,815         575,631         685,247        496,569

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(117)

  Accumulation unit value:
    Beginning of period                    $7.43           $9.56
    End of period                          $9.66           $7.43
  Accumulation units outstanding
  at the end of period                     63,245          19,069

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(264)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.99          $10.83         $10.87          $10.71
    End of period                          $11.61          $11.44          $10.99         $10.83          $10.87
  Accumulation units outstanding
  at the end of period                    200,291         271,334         278,429         323,071        364,386

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(264)

  Accumulation unit value:
    Beginning of period                    $10.63          $9.95
    End of period                          $10.71          $10.63
  Accumulation units outstanding
  at the end of period                     85,640          5,567






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(522)

  Accumulation unit value:
    Beginning of period                    $5.88           $5.76           $4.33           $4.38          $4.09
    End of period                          $3.48           $5.88           $5.76           $4.33          $4.38
  Accumulation units outstanding
  at the end of period                     75,987          84,005         116,761         89,261          66,431

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(522)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                    $10.01          $11.10          $10.00         $10.47          $9.60
    End of period                          $6.73           $10.01          $11.10         $10.00          $10.47
  Accumulation units outstanding
  at the end of period                     36,163          24,115          38,953         39,095          28,299

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(114)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.81          $8.53           $9.24          $9.18
    End of period                          $5.65           $10.69          $10.81          $8.53          $9.24
  Accumulation units outstanding
  at the end of period                    465,473         646,914         771,734         880,437        641,544

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(114)

  Accumulation unit value:
    Beginning of period                    $7.46           $9.02
    End of period                          $9.18           $7.46
  Accumulation units outstanding
  at the end of period                     82,823          22,624

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.34          $11.75          $10.02           N/A            N/A
    End of period                          $5.13           $10.34          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                    104,714         101,346         136,621           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(137)

  Accumulation unit value:
    Beginning of period                    $9.45           $9.30           $8.14           $7.98          $7.32
    End of period                          $5.75           $9.45           $9.30           $8.14          $7.98
  Accumulation units outstanding
  at the end of period                     51,480         119,515         111,680         113,450        122,047

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(137)

  Accumulation unit value:
    Beginning of period                    $5.80           $6.71
    End of period                          $7.32           $5.80
  Accumulation units outstanding
  at the end of period                     7,759           2,996

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(514)

  Accumulation unit value:
    Beginning of period                    $11.37          $14.07          $12.11         $11.66          $11.12
    End of period                          $5.49           $11.37          $14.07         $12.11          $11.66
  Accumulation units outstanding
  at the end of period                     47,203          33,073          41,459         50,802          35,004

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(117)

  Accumulation unit value:
    Beginning of period                    $18.22          $16.76          $12.22         $11.33          $9.04
    End of period                          $9.18           $18.22          $16.76         $12.22          $11.33
  Accumulation units outstanding
  at the end of period                    401,954         586,522         684,099         730,767        513,486

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(117)

  Accumulation unit value:
    Beginning of period                    $6.94           $8.80
    End of period                          $9.04           $6.94
  Accumulation units outstanding
  at the end of period                     61,803          6,679






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(514)

  Accumulation unit value:
    Beginning of period                    $11.95          $11.35          $10.92         $10.36          $10.80
    End of period                          $8.98           $11.95          $11.35         $10.92          $10.36
  Accumulation units outstanding
  at the end of period                     48,454          49,439          51,561         64,193          56,309

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1306)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.10           N/A             N/A            N/A
    End of period                          $6.76           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     99,808          2,143            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(114)

  Accumulation unit value:
    Beginning of period                    $19.58          $18.12          $14.75         $13.30          $11.37
    End of period                          $10.93          $19.58          $18.12         $14.75          $13.30
  Accumulation units outstanding
  at the end of period                    198,123         232,983         250,190         296,589        337,850

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(114)

  Accumulation unit value:
    Beginning of period                    $8.46           $10.41
    End of period                          $11.37          $8.46
  Accumulation units outstanding
  at the end of period                     84,106          2,710

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                    $13.61          $13.71          $11.79         $10.89          $9.87
    End of period                          $7.65           $13.61          $13.71         $11.79          $10.89
  Accumulation units outstanding
  at the end of period                    416,939         606,043         754,320         524,998         93,863

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                    $11.87          $10.68          $10.13           N/A            N/A
    End of period                          $6.26           $11.87          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     96,505          64,589          26,992           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                    $12.51          $10.74          $10.48         $10.81          $9.85
    End of period                          $7.16           $12.51          $10.74         $10.48          $10.81
  Accumulation units outstanding
  at the end of period                     16,404          28,265          8,159           5,303          2,067

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.15           N/A             N/A            N/A
    End of period                          $6.09           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,627           10,544           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(532)

  Accumulation unit value:
    Beginning of period                    $35.06          $26.48          $22.40         $16.73          $13.86
    End of period                          $21.32          $35.06          $26.48         $22.40          $16.73
  Accumulation units outstanding
  at the end of period                     85,000          92,902          89,122         84,287          51,059

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(532)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(117)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.19          $12.87          $9.58          $8.32
    End of period                          $6.68           $13.55          $13.19         $12.87          $9.58
  Accumulation units outstanding
  at the end of period                    406,827         541,434         632,741         765,266        557,046

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(117)

  Accumulation unit value:
    Beginning of period                    $7.15           $9.68
    End of period                          $8.32           $7.15
  Accumulation units outstanding
  at the end of period                     66,989          5,320






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1079)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.15          $9.69            N/A            N/A
    End of period                          $7.04           $10.69          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,484          54,995          69,059           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(190)

  Accumulation unit value:
    Beginning of period                    $15.56          $14.80          $13.78         $12.58          $11.10
    End of period                          $9.50           $15.56          $14.80         $13.78          $12.58
  Accumulation units outstanding
  at the end of period                    221,729         259,600         297,181         355,029        412,870

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(190)

  Accumulation unit value:
    Beginning of period                    $8.43           $9.95
    End of period                          $11.10          $8.43
  Accumulation units outstanding
  at the end of period                     80,238          3,033






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(264)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.83          $10.50         $10.28          $9.54
    End of period                          $7.41           $12.14          $11.83         $10.50          $10.28
  Accumulation units outstanding
  at the end of period                    432,264         501,892         591,911         653,916        659,629

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(264)

  Accumulation unit value:
    Beginning of period                    $7.63           $9.66
    End of period                          $9.54           $7.63
  Accumulation units outstanding
  at the end of period                    102,321          2,617

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $8.80           $10.18           N/A             N/A            N/A
    End of period                          $6.01           $8.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,849           9,201            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(117)

  Accumulation unit value:
    Beginning of period                    $17.74          $20.24          $18.89         $17.72          $16.08
    End of period                          $10.40          $17.74          $20.24         $18.89          $17.72
  Accumulation units outstanding
  at the end of period                    259,099         324,529         385,779         415,019        281,463

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(117)

  Accumulation unit value:
    Beginning of period                    $11.10          $15.08
    End of period                          $16.08          $11.10
  Accumulation units outstanding
  at the end of period                     29,587          4,280

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(264)

  Accumulation unit value:
    Beginning of period                    $14.48          $15.12          $13.15         $12.89          $11.22
    End of period                          $9.22           $14.48          $15.12         $13.15          $12.89
  Accumulation units outstanding
  at the end of period                    203,015         232,064         272,355         324,796        388,313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(264)

  Accumulation unit value:
    Beginning of period                    $7.86           $10.52
    End of period                          $11.22          $7.86
  Accumulation units outstanding
  at the end of period                     84,406          15,776






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(497)

  Accumulation unit value:
    Beginning of period                    $6.62           $5.91           $5.52           $5.51          $6.07
    End of period                          $3.67           $6.62           $5.91           $5.52          $5.51
  Accumulation units outstanding
  at the end of period                     59,154          75,444          69,867         81,066          74,177

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(497)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(691)

  Accumulation unit value:
    Beginning of period                    $17.49          $14.96          $15.50         $11.41          $9.74
    End of period                          $9.00           $17.49          $14.96         $15.50          $11.41
  Accumulation units outstanding
  at the end of period                    138,246         148,556         226,407         156,248         14,922

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.04          $11.88         $11.06          $10.13
    End of period                          $7.91           $14.14          $13.04         $11.88          $11.06
  Accumulation units outstanding
  at the end of period                     81,796          98,342         139,238         177,899         73,046

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $14.62          $14.05          $12.27         $11.03          $9.55
    End of period                          $8.46           $14.62          $14.05         $12.27          $11.03
  Accumulation units outstanding
  at the end of period                     49,422          71,901          96,557         84,905          70,308

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $6.95           $9.12
    End of period                          $9.55           $6.95
  Accumulation units outstanding
  at the end of period                     8,092           1,129






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1772)

  Accumulation unit value:
    Beginning of period                    $8.90            N/A             N/A             N/A            N/A
    End of period                          $4.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,809            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1771)

  Accumulation unit value:
    Beginning of period                    $7.92            N/A             N/A             N/A            N/A
    End of period                          $4.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,707           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.86          $10.26           N/A             N/A            N/A
    End of period                          $10.23          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    241,662          36,471           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $14.24          $13.45          $13.28         $13.26          $12.97
    End of period                          $13.99          $14.24          $13.45         $13.28          $13.26
  Accumulation units outstanding
  at the end of period                    224,544         183,909         195,400         226,601        207,813

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $12.65          $12.03
    End of period                          $12.97          $12.65
  Accumulation units outstanding
  at the end of period                     52,158          11,063






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(404)

  Accumulation unit value:
    Beginning of period                    $20.18          $22.24          $19.97         $18.77          $16.96
    End of period                          $11.75          $20.18          $22.24         $19.97          $18.77
  Accumulation units outstanding
  at the end of period                     6,875           7,714           5,584           6,038          6,436

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(404)

  Accumulation unit value:
    Beginning of period                    $15.60           N/A
    End of period                          $16.96           N/A
  Accumulation units outstanding
  at the end of period                     4,116            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.94          $13.37          $12.36         $12.42          $12.09
    End of period                          $8.77           $12.94          $13.37         $12.36          $12.42
  Accumulation units outstanding
  at the end of period                     80,464         123,290         121,396         129,417        117,478

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1773)

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $5.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,881            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $19.33          $20.93          $18.92         $18.43          $17.16
    End of period                          $9.98           $19.33          $20.93         $18.92          $18.43
  Accumulation units outstanding
  at the end of period                     7,286           13,639          15,804         15,435          14,702

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $14.07          $17.30
    End of period                          $17.16          $14.07
  Accumulation units outstanding
  at the end of period                     12,068          6,387

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $6.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,393           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.85           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,645           5,665            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.45          $9.96            N/A             N/A            N/A
    End of period                          $6.67           $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,797          2,735            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.76           $9.72            N/A             N/A            N/A
    End of period                          $7.07           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,910            402             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.22           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,566          6,680            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $15.45          $14.47          $12.79         $12.05          $10.93
    End of period                          $9.20           $15.45          $14.47         $12.79          $12.05
  Accumulation units outstanding
  at the end of period                    346,937         420,758         399,065         444,600        460,242

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $8.81           $10.85
    End of period                          $10.93          $8.81
  Accumulation units outstanding
  at the end of period                     12,418          3,963






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(698)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.03          $10.45         $10.30          $10.13
    End of period                          $9.69           $11.48          $11.03         $10.45          $10.30
  Accumulation units outstanding
  at the end of period                    162,959          78,917          58,426         37,882          2,185

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $15.33          $14.41          $12.90         $12.27          $11.25
    End of period                          $9.70           $15.33          $14.41         $12.90          $12.27
  Accumulation units outstanding
  at the end of period                    515,759         711,814         874,624         945,233        884,609

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $9.44           $10.70
    End of period                          $11.25          $9.44
  Accumulation units outstanding
  at the end of period                    259,323          28,570






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(698)

  Accumulation unit value:
    Beginning of period                    $12.27          $11.64          $10.77         $10.49          $10.17
    End of period                          $9.46           $12.27          $11.64         $10.77          $10.49
  Accumulation units outstanding
  at the end of period                    153,926          93,044          79,822         60,069          1,666

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $14.56          $13.69          $12.47         $11.98          $11.17
    End of period                          $10.33          $14.56          $13.69         $12.47          $11.98
  Accumulation units outstanding
  at the end of period                    498,232         568,903         612,235         711,894        629,686

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $9.69           $10.66
    End of period                          $11.17          $9.69
  Accumulation units outstanding
  at the end of period                    279,684          81,492






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1027)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.78          $10.01           N/A            N/A
    End of period                          $7.88           $11.52          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,353           3,016             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1114)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.97          $9.66            N/A            N/A
    End of period                          $7.44           $11.82          $10.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1114)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1027)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.52          $9.95            N/A            N/A
    End of period                          $8.82           $11.01          $10.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,603          19,506            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.00           N/A             N/A            N/A
    End of period                          $6.33           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,826          6,538            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(120)

  Accumulation unit value:
    Beginning of period                    $25.81          $24.53          $22.06         $21.40          $19.72
    End of period                          $20.02          $25.81          $24.53         $22.06          $21.40
  Accumulation units outstanding
  at the end of period                     90,452          89,263          88,623         96,298          94,128

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(120)

  Accumulation unit value:
    Beginning of period                    $16.58          $17.96
    End of period                          $19.72          $16.58
  Accumulation units outstanding
  at the end of period                     19,751           536






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(162)

  Accumulation unit value:
    Beginning of period                    $11.98          $11.69          $11.43         $11.37          $11.53
    End of period                          $11.98          $11.98          $11.69         $11.43          $11.37
  Accumulation units outstanding
  at the end of period                    265,442         169,789          87,381         25,500          86,185

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(162)

  Accumulation unit value:
    Beginning of period                    $11.73          $11.78
    End of period                          $11.53          $11.73
  Accumulation units outstanding
  at the end of period                     4,130           10,587

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(426)

  Accumulation unit value:
    Beginning of period                    $21.37          $20.25          $17.11         $16.17          $14.39
    End of period                          $13.94          $21.37          $20.25         $17.11          $16.17
  Accumulation units outstanding
  at the end of period                     33,489          46,764          52,646         50,514          43,654

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(426)

  Accumulation unit value:
    Beginning of period                    $13.07           N/A
    End of period                          $14.39           N/A
  Accumulation units outstanding
  at the end of period                     5,811            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $29.84          $27.69          $24.88         $23.97          $22.29
    End of period                          $16.69          $29.84          $27.69         $24.88          $23.97
  Accumulation units outstanding
  at the end of period                     62,939          81,911          79,812         79,184          65,595

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $17.45          $21.88
    End of period                          $22.29          $17.45
  Accumulation units outstanding
  at the end of period                     15,556           774

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $41.65          $36.31          $34.74         $31.11          $26.93
    End of period                          $24.19          $41.65          $36.31         $34.74          $31.11
  Accumulation units outstanding
  at the end of period                     36,625          48,865          58,413         56,697          57,487

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(264)

  Accumulation unit value:
    Beginning of period                    $19.86          $25.80
    End of period                          $26.93          $19.86
  Accumulation units outstanding
  at the end of period                     13,900          2,625






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(264)

  Accumulation unit value:
    Beginning of period                    $15.36          $15.57          $13.25         $12.76          $11.32
    End of period                          $8.95           $15.36          $15.57         $13.25          $12.76
  Accumulation units outstanding
  at the end of period                    140,849         160,374         132,121         135,109        163,282

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(264)

  Accumulation unit value:
    Beginning of period                    $8.90           $11.30
    End of period                          $11.32          $8.90
  Accumulation units outstanding
  at the end of period                     37,306          2,351

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.17%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                    $12.80          $16.12           N/A             N/A            N/A
    End of period                          $8.05           $12.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              666             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(384)

  Accumulation unit value:
    Beginning of period                    $17.47          $16.27          $13.56         $12.52          $11.00
    End of period                          $10.10          $17.47          $16.27         $13.56          $12.52
  Accumulation units outstanding
  at the end of period                      332            4,273           4,273           4,273          4,273

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(384)

  Accumulation unit value:
    Beginning of period                    $9.22            N/A
    End of period                          $11.00           N/A
  Accumulation units outstanding
  at the end of period                     2,096            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(810)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.09          $11.45         $10.05           N/A
    End of period                          $8.35           $13.69          $12.09         $11.45           N/A
  Accumulation units outstanding
  at the end of period                     1,423           1,521           1,753           1,880           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(89)

  Accumulation unit value:
    Beginning of period                    $15.08          $13.84          $12.35         $11.64          $11.13
    End of period                          $8.89           $15.08          $13.84         $12.35          $11.64
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(89)

  Accumulation unit value:
    Beginning of period                    $8.22           $10.98
    End of period                          $11.13          $8.22
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(89)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.49          $10.59          $9.83          $9.19
    End of period                          $8.51           $12.13          $11.49         $10.59          $9.83
  Accumulation units outstanding
  at the end of period                     6,204           6,267           6,529           6,530          2,446

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(89)

  Accumulation unit value:
    Beginning of period                    $8.25           $9.06
    End of period                          $9.19           $8.25
  Accumulation units outstanding
  at the end of period                     2,446             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(384)

  Accumulation unit value:
    Beginning of period                    $27.30          $25.42          $24.84         $24.25          $22.19
    End of period                          $15.79          $27.30          $25.42         $24.84          $24.25
  Accumulation units outstanding
  at the end of period                       -             1,902           1,902           1,902          1,902

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(384)

  Accumulation unit value:
    Beginning of period                    $19.18           N/A
    End of period                          $22.19           N/A
  Accumulation units outstanding
  at the end of period                      847             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(92)

  Accumulation unit value:
    Beginning of period                    $17.65          $17.93          $16.31         $16.13          $15.50
    End of period                          $10.53          $17.65          $17.93         $16.31          $16.13
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(92)

  Accumulation unit value:
    Beginning of period                    $12.72          $16.11
    End of period                          $15.50          $12.72
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(93)

  Accumulation unit value:
    Beginning of period                    $23.74          $21.65          $18.42         $18.36          $15.79
    End of period                          $14.34          $23.74          $21.65         $18.42          $18.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(93)

  Accumulation unit value:
    Beginning of period                    $11.53          $16.23
    End of period                          $15.79          $11.53
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.83           $9.81            N/A             N/A            N/A
    End of period                          $5.98           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       23              23             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $11.48          $12.51           N/A             N/A            N/A
    End of period                          $7.49           $11.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       12              12             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(446)

  Accumulation unit value:
    Beginning of period                    $18.62          $17.79          $17.37         $17.30          $16.53
    End of period                          $17.28          $18.62          $17.79         $17.37          $17.30
  Accumulation units outstanding
  at the end of period                      103             103             124             103            104

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(446)

  Accumulation unit value:
    Beginning of period                    $16.21           N/A
    End of period                          $16.53           N/A
  Accumulation units outstanding
  at the end of period                      104             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(65)

  Accumulation unit value:
    Beginning of period                    $15.24          $14.64          $14.49         $14.47          $14.24
    End of period                          $15.89          $15.24          $14.64         $14.49          $14.47
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(65)

  Accumulation unit value:
    Beginning of period                    $14.38          $13.33
    End of period                          $14.24          $14.38
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(89)

  Accumulation unit value:
    Beginning of period                    $18.60          $19.53          $17.42         $16.36          $13.40
    End of period                          $11.13          $18.60          $19.53         $17.42          $16.36
  Accumulation units outstanding
  at the end of period                       8              512              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(89)

  Accumulation unit value:
    Beginning of period                    $10.63          $12.97
    End of period                          $13.40          $10.63
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(77)

  Accumulation unit value:
    Beginning of period                    $14.82          $16.25          $14.22         $13.88          $12.30
    End of period                          $8.91           $14.82          $16.25         $14.22          $13.88
  Accumulation units outstanding
  at the end of period                      290            2,023           2,023           2,023          2,023

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(77)

  Accumulation unit value:
    Beginning of period                    $9.05           $11.96
    End of period                          $12.30          $9.05
  Accumulation units outstanding
  at the end of period                     1,060             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(412)

  Accumulation unit value:
    Beginning of period                    $11.42          $12.01          $10.94         $11.51          $9.65
    End of period                          $7.24           $11.42          $12.01         $10.94          $11.51
  Accumulation units outstanding
  at the end of period                     6,074           6,630           6,579           7,426          7,192

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(412)

  Accumulation unit value:
    Beginning of period                    $8.32            N/A
    End of period                          $9.65            N/A
  Accumulation units outstanding
  at the end of period                     4,203            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(68)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.98          $10.83         $10.86          $10.71
    End of period                          $11.60          $11.44          $10.98         $10.83          $10.86
  Accumulation units outstanding
  at the end of period                      423            1,131           1,040            944            845

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(68)

  Accumulation unit value:
    Beginning of period                    $10.63          $9.95
    End of period                          $10.71          $10.63
  Accumulation units outstanding
  at the end of period                      786              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1030)

  Accumulation unit value:
    Beginning of period                    $5.88           $5.76           $4.84            N/A            N/A
    End of period                          $3.47           $5.88           $5.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,731             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1030)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(93)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.80          $8.52           $9.23          $9.17
    End of period                          $5.64           $10.68          $10.80          $8.52          $9.23
  Accumulation units outstanding
  at the end of period                     11,603          13,559          14,476         16,366          14,365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(93)

  Accumulation unit value:
    Beginning of period                    $7.45           $8.92
    End of period                          $9.17           $7.45
  Accumulation units outstanding
  at the end of period                     7,111             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1143)

  Accumulation unit value:
    Beginning of period                    $10.34          $11.75          $10.93           N/A            N/A
    End of period                          $5.12           $10.34          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,166            -              473             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(446)

  Accumulation unit value:
    Beginning of period                    $9.44           $9.30           $8.13           $7.97          $7.32
    End of period                          $5.74           $9.44           $9.30           $8.13          $7.97
  Accumulation units outstanding
  at the end of period                      756             757             777             733            733

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(446)

  Accumulation unit value:
    Beginning of period                    $6.93            N/A
    End of period                          $7.32            N/A
  Accumulation units outstanding
  at the end of period                      734             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(412)

  Accumulation unit value:
    Beginning of period                    $18.21          $16.75          $12.21         $11.33          $9.04
    End of period                          $9.17           $18.21          $16.75         $12.21          $11.33
  Accumulation units outstanding
  at the end of period                     14,482          8,603           7,944           8,462          8,736

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(412)

  Accumulation unit value:
    Beginning of period                    $8.60            N/A
    End of period                          $9.04            N/A
  Accumulation units outstanding
  at the end of period                     3,985            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(1030)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.34          $11.09           N/A            N/A
    End of period                          $8.97           $11.94          $11.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(1030)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(400)

  Accumulation unit value:
    Beginning of period                    $19.56          $18.11          $14.74         $13.29          $11.37
    End of period                          $10.93          $19.56          $18.11         $14.74          $13.29
  Accumulation units outstanding
  at the end of period                     6,930           1,905           2,141           3,306          1,558

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(400)

  Accumulation unit value:
    Beginning of period                    $9.53            N/A
    End of period                          $11.37           N/A
  Accumulation units outstanding
  at the end of period                     1,596            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(934)

  Accumulation unit value:
    Beginning of period                    $13.61          $13.71          $11.79         $11.02           N/A
    End of period                          $7.65           $13.61          $13.71         $11.79           N/A
  Accumulation units outstanding
  at the end of period                     5,034           5,484           6,852           2,696           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(934)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $7.32            N/A             N/A             N/A            N/A
    End of period                          $6.26            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,336            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(564)

  Accumulation unit value:
    Beginning of period                    $35.03          $26.46          $22.39         $16.72          $13.97
    End of period                          $21.30          $35.03          $26.46         $22.39          $16.72
  Accumulation units outstanding
  at the end of period                      776            1,337           1,023           1,008           776

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(564)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(412)

  Accumulation unit value:
    Beginning of period                    $13.54          $13.18          $12.87          $9.58          $8.32
    End of period                          $6.67           $13.54          $13.18         $12.87          $9.58
  Accumulation units outstanding
  at the end of period                     7,128           7,560           7,593           8,565          8,625

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(412)

  Accumulation unit value:
    Beginning of period                    $7.59            N/A
    End of period                          $8.32            N/A
  Accumulation units outstanding
  at the end of period                     4,921            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(400)

  Accumulation unit value:
    Beginning of period                    $15.55          $14.79          $13.78         $12.57          $11.10
    End of period                          $9.50           $15.55          $14.79         $13.78          $12.57
  Accumulation units outstanding
  at the end of period                     8,651           1,933           1,946           1,920          1,998

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(400)

  Accumulation unit value:
    Beginning of period                    $9.98            N/A
    End of period                          $11.10           N/A
  Accumulation units outstanding
  at the end of period                     2,001            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(68)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.82          $10.50         $10.28          $9.54
    End of period                          $7.40           $12.13          $11.82         $10.50          $10.28
  Accumulation units outstanding
  at the end of period                     7,304           8,290           8,660           7,355          6,378

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(68)

  Accumulation unit value:
    Beginning of period                    $7.63           $10.18
    End of period                          $9.54           $7.63
  Accumulation units outstanding
  at the end of period                     6,137             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(412)

  Accumulation unit value:
    Beginning of period                    $17.72          $20.22          $18.88         $17.71          $16.07
    End of period                          $10.39          $17.72          $20.22         $18.88          $17.71
  Accumulation units outstanding
  at the end of period                     3,305           3,617           3,574           3,501          3,392

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(412)

  Accumulation unit value:
    Beginning of period                    $14.72           N/A
    End of period                          $16.07           N/A
  Accumulation units outstanding
  at the end of period                     2,322            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(68)

  Accumulation unit value:
    Beginning of period                    $14.47          $15.11          $13.14         $12.89          $11.21
    End of period                          $9.22           $14.47          $15.11         $13.14          $12.89
  Accumulation units outstanding
  at the end of period                     9,246           1,976           1,935           2,349          1,986

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(68)

  Accumulation unit value:
    Beginning of period                    $7.86           $10.24
    End of period                          $11.21          $7.86
  Accumulation units outstanding
  at the end of period                     1,979             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(691)

  Accumulation unit value:
    Beginning of period                    $17.49          $14.96          $15.50         $11.41          $9.74
    End of period                          $8.99           $17.49          $14.96         $15.50          $11.41
  Accumulation units outstanding
  at the end of period                     2,782            895            4,627           4,872          3,040

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                    $14.13          $13.04          $11.88         $11.06          $9.88
    End of period                          $7.91           $14.13          $13.04         $11.88          $11.06
  Accumulation units outstanding
  at the end of period                       -               -             2,694           4,857          5,302

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(92)

  Accumulation unit value:
    Beginning of period                    $14.61          $14.04          $12.27         $11.02          $9.55
    End of period                          $8.45           $14.61          $14.04         $12.27          $11.02
  Accumulation units outstanding
  at the end of period                       39             337             323             299            299

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(92)

  Accumulation unit value:
    Beginning of period                    $6.94           $8.99
    End of period                          $9.55           $6.94
  Accumulation units outstanding
  at the end of period                      299              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(65)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.43          $13.27         $13.25          $12.97
    End of period                          $13.98          $14.23          $13.43         $13.27          $13.25
  Accumulation units outstanding
  at the end of period                     6,020           2,411           2,452           3,111          3,117

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(65)

  Accumulation unit value:
    Beginning of period                    $12.65          $12.09
    End of period                          $12.97          $12.65
  Accumulation units outstanding
  at the end of period                     1,859             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.93          $13.36          $12.35         $12.41          $12.09
    End of period                          $8.76           $12.93          $13.36         $12.35          $12.41
  Accumulation units outstanding
  at the end of period                      147             411             294             265            265

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(89)

  Accumulation unit value:
    Beginning of period                    $19.30          $20.90          $18.90         $18.41          $17.14
    End of period                          $9.97           $19.30          $20.90         $18.90          $18.41
  Accumulation units outstanding
  at the end of period                       -             2,659           2,659           2,659          2,659

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(89)

  Accumulation unit value:
    Beginning of period                    $14.06          $17.65
    End of period                          $17.14          $14.06
  Accumulation units outstanding
  at the end of period                     1,257             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(99)

  Accumulation unit value:
    Beginning of period                    $15.44          $14.45          $12.78         $12.04          $10.92
    End of period                          $9.19           $15.44          $14.45         $12.78          $12.04
  Accumulation units outstanding
  at the end of period                      324            5,975           5,975           5,976          5,976

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(99)

  Accumulation unit value:
    Beginning of period                    $8.80           $10.91
    End of period                          $10.92          $8.80
  Accumulation units outstanding
  at the end of period                     1,750             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(73)

  Accumulation unit value:
    Beginning of period                    $15.31          $14.39          $12.89         $12.26          $11.24
    End of period                          $9.68           $15.31          $14.39         $12.89          $12.26
  Accumulation units outstanding
  at the end of period                       -               -               -              909             67

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(73)

  Accumulation unit value:
    Beginning of period                    $9.44           $11.12
    End of period                          $11.24          $9.44
  Accumulation units outstanding
  at the end of period                       41              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(62)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.68          $12.46         $11.97          $11.16
    End of period                          $10.32          $14.55          $13.68         $12.46          $11.97
  Accumulation units outstanding
  at the end of period                     1,968           1,463           1,463           1,463          1,463

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(62)

  Accumulation unit value:
    Beginning of period                    $9.69           $10.64
    End of period                          $11.16          $9.69
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(419)

  Accumulation unit value:
    Beginning of period                    $25.77          $24.50          $22.03         $21.38          $19.71
    End of period                          $19.99          $25.77          $24.50         $22.03          $21.38
  Accumulation units outstanding
  at the end of period                     7,554           8,229           8,768           7,562          9,107

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(419)

  Accumulation unit value:
    Beginning of period                    $18.13           N/A
    End of period                          $19.71           N/A
  Accumulation units outstanding
  at the end of period                     4,034            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(463)

  Accumulation unit value:
    Beginning of period                    $21.36          $20.24          $17.11         $16.16          $14.39
    End of period                          $13.93          $21.36          $20.24         $17.11          $16.16
  Accumulation units outstanding
  at the end of period                      999            1,057           1,153            338            327

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(463)

  Accumulation unit value:
    Beginning of period                    $13.62           N/A
    End of period                          $14.39           N/A
  Accumulation units outstanding
  at the end of period                      176             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $29.80          $27.66          $24.86         $23.95          $22.27
    End of period                          $16.67          $29.80          $27.66         $24.86          $23.95
  Accumulation units outstanding
  at the end of period                       8              132             156             170            158

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $17.43          $23.16
    End of period                          $22.27          $17.43
  Accumulation units outstanding
  at the end of period                      144              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $41.60          $36.27          $34.70         $31.08          $26.91
    End of period                          $24.16          $41.60          $36.27         $34.70          $31.08
  Accumulation units outstanding
  at the end of period                       65             850             857            1,013           850

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(77)

  Accumulation unit value:
    Beginning of period                    $19.84          $26.30
    End of period                          $26.91          $19.84
  Accumulation units outstanding
  at the end of period                      411              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(89)

  Accumulation unit value:
    Beginning of period                    $15.35          $15.56          $13.25         $12.75          $11.31
    End of period                          $8.94           $15.35          $15.56         $13.25          $12.75
  Accumulation units outstanding
  at the end of period                       69             965             293            1,802           249

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(89)

  Accumulation unit value:
    Beginning of period                    $8.90           $11.22
    End of period                          $11.31          $8.90
  Accumulation units outstanding
  at the end of period                      249              -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.185%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                    $12.72           N/A             N/A             N/A            N/A
    End of period                          $8.05            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      956             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $12.57           N/A             N/A             N/A            N/A
    End of period                          $8.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      797             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $26.49           N/A             N/A             N/A            N/A
    End of period                          $15.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       64             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division(1378)

  Accumulation unit value:
    Beginning of period                    $13.61          $11.71           N/A             N/A            N/A
    End of period                          $6.50           $13.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,074            675             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division(1378)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $8.88            N/A             N/A             N/A            N/A
    End of period                          $6.48            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,320            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $22.06           N/A             N/A             N/A            N/A
    End of period                          $14.31           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      813             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1289)

  Accumulation unit value:
    Beginning of period                    $9.88           $10.16           N/A             N/A            N/A
    End of period                          $6.17           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,934          28,451           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1289)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division(1350)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.61           N/A             N/A            N/A
    End of period                          $5.73           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,884           1,720            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1378)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.86           N/A             N/A            N/A
    End of period                          $7.41           $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,281            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1378)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $18.84           N/A             N/A             N/A            N/A
    End of period                          $17.25           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,976            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1349)

  Accumulation unit value:
    Beginning of period                    $12.78          $14.01           N/A             N/A            N/A
    End of period                          $7.99           $12.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              301             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1349)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1465)

  Accumulation unit value:
    Beginning of period                    $10.42          $10.40           N/A             N/A            N/A
    End of period                          $9.59           $10.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,467           3,116            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1349)

  Accumulation unit value:
    Beginning of period                    $16.28          $16.74           N/A             N/A            N/A
    End of period                          $8.84           $16.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,384           3,715            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1349)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $15.51           N/A             N/A             N/A            N/A
    End of period                          $15.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      471             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.44           N/A             N/A             N/A            N/A
    End of period                          $6.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      261             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(1350)

  Accumulation unit value:
    Beginning of period                    $14.80          $17.20           N/A             N/A            N/A
    End of period                          $8.89           $14.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,067           1,070            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1368)

  Accumulation unit value:
    Beginning of period                    $11.40          $12.16           N/A             N/A            N/A
    End of period                          $7.23           $11.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              177             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1368)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(1349)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.92           N/A             N/A            N/A
    End of period                          $11.59          $11.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              361             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(1349)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(1368)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.95           N/A             N/A            N/A
    End of period                          $5.63           $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      772             196             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(1368)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1288)

  Accumulation unit value:
    Beginning of period                    $10.34          $11.80           N/A             N/A            N/A
    End of period                          $5.12           $10.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,650           3,335            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1288)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1288)

  Accumulation unit value:
    Beginning of period                    $18.18          $17.55           N/A             N/A            N/A
    End of period                          $9.16           $18.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,348           3,060            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1288)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(1350)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.97           N/A             N/A            N/A
    End of period                          $8.96           $11.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      121            1,468            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(1350)

  Accumulation unit value:
    Beginning of period                    $19.55          $20.01           N/A             N/A            N/A
    End of period                          $10.91          $19.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,360           2,639            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1288)

  Accumulation unit value:
    Beginning of period                    $13.60          $13.97           N/A             N/A            N/A
    End of period                          $7.65           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,387          21,790           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1288)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1398)

  Accumulation unit value:
    Beginning of period                    $11.87          $11.75           N/A             N/A            N/A
    End of period                          $6.26           $11.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,807          8,979            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1398)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1350)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.70           N/A             N/A            N/A
    End of period                          $6.09           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,258           3,090            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(1368)

  Accumulation unit value:
    Beginning of period                    $13.52          $13.26           N/A             N/A            N/A
    End of period                          $6.66           $13.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              156             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(1368)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1398)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.25           N/A             N/A            N/A
    End of period                          $7.03           $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,567          10,331           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1398)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1465)

  Accumulation unit value:
    Beginning of period                    $15.53          $15.75           N/A             N/A            N/A
    End of period                          $9.49           $15.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,642           1,373            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                    $9.51            N/A             N/A             N/A            N/A
    End of period                          $7.39            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,746            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1368)

  Accumulation unit value:
    Beginning of period                    $17.69          $19.49           N/A             N/A            N/A
    End of period                          $10.38          $17.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              109             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1368)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(1465)

  Accumulation unit value:
    Beginning of period                    $14.46          $14.83           N/A             N/A            N/A
    End of period                          $9.21           $14.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,771           1,465            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(1350)

  Accumulation unit value:
    Beginning of period                    $6.61           $6.49            N/A             N/A            N/A
    End of period                          $3.66           $6.61            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,824           2,640            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1465)

  Accumulation unit value:
    Beginning of period                    $14.12          $14.34           N/A             N/A            N/A
    End of period                          $7.91           $14.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,118           1,511            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1349)

  Accumulation unit value:
    Beginning of period                    $14.59          $15.24           N/A             N/A            N/A
    End of period                          $8.44           $14.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              796             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1349)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1838)

  Accumulation unit value:
    Beginning of period                    $6.50            N/A             N/A             N/A            N/A
    End of period                          $4.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,552           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return
Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.77           N/A             N/A            N/A
    End of period                          $10.23          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,073           3,870            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1349)

  Accumulation unit value:
    Beginning of period                    $14.21          $13.30           N/A             N/A            N/A
    End of period                          $13.95          $14.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,218           1,726            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1349)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                    $12.63           N/A             N/A             N/A            N/A
    End of period                          $8.74            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,225            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.02            N/A             N/A             N/A            N/A
    End of period                          $6.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,089           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.22           N/A             N/A            N/A
    End of period                          $6.84           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      437            1,363            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $7.72            N/A             N/A             N/A            N/A
    End of period                          $7.07            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      235             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.28           N/A             N/A            N/A
    End of period                          $6.22           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      470            1,355            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(1289)

  Accumulation unit value:
    Beginning of period                    $15.41          $14.94           N/A             N/A            N/A
    End of period                          $9.17           $15.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      794             725             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(1289)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(1289)

  Accumulation unit value:
    Beginning of period                    $11.47          $11.17           N/A             N/A            N/A
    End of period                          $9.68           $11.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      744             998             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(1289)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(1289)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.84           N/A             N/A            N/A
    End of period                          $9.67           $15.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      751             733             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(1289)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1289)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.87           N/A             N/A            N/A
    End of period                          $9.45           $12.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      763             927             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1289)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(1289)

  Accumulation unit value:
    Beginning of period                    $14.52          $14.03           N/A             N/A            N/A
    End of period                          $10.30          $14.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      703             778             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(1289)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1415)

  Accumulation unit value:
    Beginning of period                    $11.51          $11.83           N/A             N/A            N/A
    End of period                          $7.87           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      423             432             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1415)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $6.33            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      215             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1406)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.87           N/A             N/A            N/A
    End of period                          $11.94          $11.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,141           5,933            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1406)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1465)

  Accumulation unit value:
    Beginning of period                    $21.34          $21.53           N/A             N/A            N/A
    End of period                          $13.92          $21.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,580            918             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1465)

  Accumulation unit value:
    Beginning of period                    $29.74          $29.88           N/A             N/A            N/A
    End of period                          $16.63          $29.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,382            361             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $39.01           N/A             N/A             N/A            N/A
    End of period                          $24.11           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,434            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(1349)

  Accumulation unit value:
    Beginning of period                    $15.33          $17.10           N/A             N/A            N/A
    End of period                          $8.93           $15.33           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,966           1,144            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(1349)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.195%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(919)

  Accumulation unit value:
    Beginning of period                    $12.79          $15.39          $11.53         $10.91           N/A
    End of period                          $8.05           $12.79          $15.39         $11.53           N/A
  Accumulation units outstanding
  at the end of period                    153,309          76,128          12,175           730            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(919)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(450)

  Accumulation unit value:
    Beginning of period                    $17.42          $16.22          $13.52         $12.49          $10.97
    End of period                          $10.06          $17.42          $16.22         $13.52          $12.49
  Accumulation units outstanding
  at the end of period                     81,292          59,845          9,033           3,038          2,910

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(450)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A
    End of period                          $10.97           N/A
  Accumulation units outstanding
  at the end of period                      202             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(462)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.07          $11.44         $10.91          $10.14
    End of period                          $8.34           $13.67          $12.07         $11.44          $10.91
  Accumulation units outstanding
  at the end of period                     94,190          26,784          4,073           6,743          5,348

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(462)

  Accumulation unit value:
    Beginning of period                    $9.96            N/A
    End of period                          $10.14           N/A
  Accumulation units outstanding
  at the end of period                     1,674            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(593)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.82          $12.34         $11.63          $11.02
    End of period                          $8.88           $15.06          $13.82         $12.34          $11.63
  Accumulation units outstanding
  at the end of period                     24,316          24,697           419            2,268          1,973

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(268)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.47          $10.58          $9.82          $9.18
    End of period                          $8.50           $12.11          $11.47         $10.58          $9.82
  Accumulation units outstanding
  at the end of period                     70,626          51,879          2,045           2,907          2,159

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(268)

  Accumulation unit value:
    Beginning of period                    $7.94            N/A
    End of period                          $9.18            N/A
  Accumulation units outstanding
  at the end of period                     2,425            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $28.04          $26.04           N/A             N/A            N/A
    End of period                          $15.78          $28.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,395          20,747           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.15            N/A             N/A             N/A            N/A
    End of period                          $4.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,359           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(493)

  Accumulation unit value:
    Beginning of period                    $27.21          $25.35          $24.77         $24.19          $22.73
    End of period                          $15.74          $27.21          $25.35         $24.77          $24.19
  Accumulation units outstanding
  at the end of period                     29,942          18,208           803            3,758          2,020

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.61          $10.00           N/A             N/A            N/A
    End of period                          $6.50           $13.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    416,460         170,412           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.62          $10.01           N/A             N/A            N/A
    End of period                          $6.48           $10.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,734          19,983           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(462)

  Accumulation unit value:
    Beginning of period                    $17.60          $17.89          $16.27         $16.09          $15.47
    End of period                          $10.50          $17.60          $17.89         $16.27          $16.09
  Accumulation units outstanding
  at the end of period                     8,969           5,487           1,490           1,593          1,532

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(462)

  Accumulation unit value:
    Beginning of period                    $14.73           N/A
    End of period                          $15.47           N/A
  Accumulation units outstanding
  at the end of period                      754             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(415)

  Accumulation unit value:
    Beginning of period                    $23.68          $21.59          $18.38         $18.32          $15.77
    End of period                          $14.29          $23.68          $21.59         $18.38          $18.32
  Accumulation units outstanding
  at the end of period                     60,087          48,447          2,386            922           1,519

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(415)

  Accumulation unit value:
    Beginning of period                    $15.22           N/A
    End of period                          $15.77           N/A
  Accumulation units outstanding
  at the end of period                      670             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $9.97            N/A             N/A            N/A
    End of period                          $6.17           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,192,878        833,570           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.04           N/A             N/A            N/A
    End of period                          $5.72           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     73,880          62,853           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1116)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.82          $10.02           N/A            N/A
    End of period                          $7.41           $10.78          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                    196,153         168,109          22,210           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1116)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81           $9.81            N/A             N/A            N/A
    End of period                          $5.96           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    111,209          89,326           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                    $11.49          $12.52          $10.87         $10.46           N/A
    End of period                          $7.52           $11.49          $12.52         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     46,377          19,436          1,741           1,547           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(462)

  Accumulation unit value:
    Beginning of period                    $18.57          $17.74          $17.32         $17.26          $16.50
    End of period                          $17.23          $18.57          $17.74         $17.32          $17.26
  Accumulation units outstanding
  at the end of period                     92,454          41,245          15,279          9,992          6,786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(462)

  Accumulation unit value:
    Beginning of period                    $16.30           N/A
    End of period                          $16.50           N/A
  Accumulation units outstanding
  at the end of period                     1,175            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1922)

  Accumulation unit value:
    Beginning of period                    $9.33            N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      107             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1922)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(894)

  Accumulation unit value:
    Beginning of period                    $12.78          $12.71          $11.23         $10.92           N/A
    End of period                          $7.99           $12.78          $12.71         $11.23           N/A
  Accumulation units outstanding
  at the end of period                     61,552          43,553          1,844           2,020           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(894)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1202)

  Accumulation unit value:
    Beginning of period                    $10.42          $10.16          $10.15           N/A            N/A
    End of period                          $9.58           $10.42          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,159          22,654           367             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1202)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(290)

  Accumulation unit value:
    Beginning of period                    $16.26          $14.85          $11.50          $9.91          $8.27
    End of period                          $8.83           $16.26          $14.85         $11.50          $9.91
  Accumulation units outstanding
  at the end of period                    250,880         157,960          9,881           2,299           251

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(290)

  Accumulation unit value:
    Beginning of period                    $5.50            N/A
    End of period                          $8.27            N/A
  Accumulation units outstanding
  at the end of period                      755             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1122)

  Accumulation unit value:
    Beginning of period                    $23.39          $22.16          $19.62           N/A            N/A
    End of period                          $12.71          $23.39          $22.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,201          33,364            19             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(305)

  Accumulation unit value:
    Beginning of period                    $15.19          $14.60          $14.45         $14.43          $14.21
    End of period                          $15.84          $15.19          $14.60         $14.45          $14.43
  Accumulation units outstanding
  at the end of period                     95,437          12,731          5,217           1,687          1,822

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(305)

  Accumulation unit value:
    Beginning of period                    $14.39           N/A
    End of period                          $14.21           N/A
  Accumulation units outstanding
  at the end of period                     1,388            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1076)

  Accumulation unit value:
    Beginning of period                    $13.97          $10.83          $8.77            N/A            N/A
    End of period                          $6.82           $13.97          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                    269,101         188,933          7,168            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(290)

  Accumulation unit value:
    Beginning of period                    $18.56          $19.48          $17.38         $16.33          $13.38
    End of period                          $11.08          $18.56          $19.48         $17.38          $16.33
  Accumulation units outstanding
  at the end of period                     38,899          72,669          11,714          9,013          6,645

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(290)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A
    End of period                          $13.38           N/A
  Accumulation units outstanding
  at the end of period                     1,136            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(290)

  Accumulation unit value:
    Beginning of period                    $14.78          $16.22          $14.19         $13.86          $12.28
    End of period                          $8.88           $14.78          $16.22         $14.19          $13.86
  Accumulation units outstanding
  at the end of period                     49,582          14,428          4,121           5,633          5,741

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(290)

  Accumulation unit value:
    Beginning of period                    $8.65            N/A
    End of period                          $12.28           N/A
  Accumulation units outstanding
  at the end of period                     1,237            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1318)

  Accumulation unit value:
    Beginning of period                    $9.78           $10.25           N/A             N/A            N/A
    End of period                          $6.10           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    106,437          82,087           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(290)

  Accumulation unit value:
    Beginning of period                    $11.40          $11.99          $10.92         $11.50          $9.64
    End of period                          $7.22           $11.40          $11.99         $10.92          $11.50
  Accumulation units outstanding
  at the end of period                    131,015         114,602          20,483         21,773          28,233

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(290)

  Accumulation unit value:
    Beginning of period                    $6.84            N/A
    End of period                          $9.64            N/A
  Accumulation units outstanding
  at the end of period                     22,999           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(386)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.97          $10.82         $10.86          $10.71
    End of period                          $11.58          $11.42          $10.97         $10.82          $10.86
  Accumulation units outstanding
  at the end of period                    122,495          95,768          31,216          8,166          6,662

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(386)

  Accumulation unit value:
    Beginning of period                    $10.57           N/A
    End of period                          $10.71           N/A
  Accumulation units outstanding
  at the end of period                     5,624            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1041)

  Accumulation unit value:
    Beginning of period                    $5.86           $5.75           $4.97            N/A            N/A
    End of period                          $3.46           $5.86           $5.75            N/A            N/A
  Accumulation units outstanding
  at the end of period                    106,894          79,405          4,962            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(1214)

  Accumulation unit value:
    Beginning of period                    $9.98           $11.07          $11.09           N/A            N/A
    End of period                          $6.71           $9.98           $11.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,627          8,493            556             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(1214)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(289)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.78          $8.51           $9.22          $9.16
    End of period                          $5.63           $10.66          $10.78          $8.51          $9.22
  Accumulation units outstanding
  at the end of period                    151,268         144,610          39,947         39,369          29,707

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(289)

  Accumulation unit value:
    Beginning of period                    $6.70            N/A
    End of period                          $9.16            N/A
  Accumulation units outstanding
  at the end of period                     32,009           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.34          $11.74          $10.11           N/A            N/A
    End of period                          $5.12           $10.34          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                    434,327         459,392          4,363            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(268)

  Accumulation unit value:
    Beginning of period                    $9.42           $9.28           $8.12           $7.96          $7.31
    End of period                          $5.73           $9.42           $9.28           $8.12          $7.96
  Accumulation units outstanding
  at the end of period                     40,166          13,213          4,923           4,125          3,850

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(268)

  Accumulation unit value:
    Beginning of period                    $5.38            N/A
    End of period                          $7.31            N/A
  Accumulation units outstanding
  at the end of period                     4,070            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(933)

  Accumulation unit value:
    Beginning of period                    $11.34          $14.03          $12.08         $11.09           N/A
    End of period                          $5.47           $11.34          $14.03         $12.08           N/A
  Accumulation units outstanding
  at the end of period                    154,292          36,521          6,323            364            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(384)

  Accumulation unit value:
    Beginning of period                    $18.17          $16.72          $12.19         $11.31          $9.03
    End of period                          $9.15           $18.17          $16.72         $12.19          $11.31
  Accumulation units outstanding
  at the end of period                    214,682         271,383          41,338         25,778          22,226

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(384)

  Accumulation unit value:
    Beginning of period                    $7.70            N/A
    End of period                          $9.03            N/A
  Accumulation units outstanding
  at the end of period                     18,197           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(699)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.32          $10.89         $10.34          $9.82
    End of period                          $8.95           $11.91          $11.32         $10.89          $10.34
  Accumulation units outstanding
  at the end of period                     55,040          19,703          10,821          1,139           306

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1311)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.17           N/A             N/A            N/A
    End of period                          $6.76           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     90,930          43,948           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(290)

  Accumulation unit value:
    Beginning of period                    $19.54          $18.09          $14.73         $13.28          $11.36
    End of period                          $10.91          $19.54          $18.09         $14.73          $13.28
  Accumulation units outstanding
  at the end of period                    127,412         113,114          15,475          7,068          5,193

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(290)

  Accumulation unit value:
    Beginning of period                    $7.81            N/A
    End of period                          $11.36           N/A
  Accumulation units outstanding
  at the end of period                     1,992            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(706)

  Accumulation unit value:
    Beginning of period                    $13.60          $13.70          $11.79         $10.89          $10.35
    End of period                          $7.64           $13.60          $13.70         $11.79          $10.89
  Accumulation units outstanding
  at the end of period                   4,160,011       3,751,633        303,080         54,981          1,419

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                    $11.86          $10.68          $9.46            N/A            N/A
    End of period                          $6.26           $11.86          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                    753,700         512,435          6,420            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(810)

  Accumulation unit value:
    Beginning of period                    $12.50          $10.73          $10.47          $9.14           N/A
    End of period                          $7.15           $12.50          $10.73         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     68,541          46,150          8,138           6,483           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1311)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.20           N/A             N/A            N/A
    End of period                          $6.09           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    124,347         116,226           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(683)

  Accumulation unit value:
    Beginning of period                    $34.95          $26.41          $22.35         $16.70          $15.99
    End of period                          $21.25          $34.95          $26.41         $22.35          $16.70
  Accumulation units outstanding
  at the end of period                    118,683          72,668          19,631          4,748          3,042

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim
30 Division(1927)

  Accumulation unit value:
    Beginning of period                    $8.58            N/A             N/A             N/A            N/A
    End of period                          $9.55            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       36             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim
30 Division(1927)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(289)

  Accumulation unit value:
    Beginning of period                    $13.51          $13.15          $12.84          $9.56          $8.31
    End of period                          $6.66           $13.51          $13.15         $12.84          $9.56
  Accumulation units outstanding
  at the end of period                    105,052         122,009          39,072         30,037          32,052

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(289)

  Accumulation unit value:
    Beginning of period                    $6.81            N/A
    End of period                          $8.31            N/A
  Accumulation units outstanding
  at the end of period                     24,543           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $10.68          $9.57            N/A             N/A            N/A
    End of period                          $7.03           $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,611           890             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(290)

  Accumulation unit value:
    Beginning of period                    $15.53          $14.77          $13.76         $12.56          $11.09
    End of period                          $9.48           $15.53          $14.77         $13.76          $12.56
  Accumulation units outstanding
  at the end of period                     88,396          59,528          17,438         10,025          14,269

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(290)

  Accumulation unit value:
    Beginning of period                    $8.05            N/A
    End of period                          $11.09           N/A
  Accumulation units outstanding
  at the end of period                     4,881            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(289)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.80          $10.49         $10.27          $9.54
    End of period                          $7.39           $12.11          $11.80         $10.49          $10.27
  Accumulation units outstanding
  at the end of period                    156,089         107,487          36,029         29,589          29,523

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(289)

  Accumulation unit value:
    Beginning of period                    $7.47            N/A
    End of period                          $9.54            N/A
  Accumulation units outstanding
  at the end of period                     20,093           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1334)

  Accumulation unit value:
    Beginning of period                    $8.80           $10.08           N/A             N/A            N/A
    End of period                          $6.01           $8.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    127,043          69,796           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1334)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(289)

  Accumulation unit value:
    Beginning of period                    $17.68          $20.19          $18.85         $17.68          $16.06
    End of period                          $10.37          $17.68          $20.19         $18.85          $17.68
  Accumulation units outstanding
  at the end of period                     65,220          54,638          14,818         13,341          13,596

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(289)

  Accumulation unit value:
    Beginning of period                    $10.82           N/A
    End of period                          $16.06           N/A
  Accumulation units outstanding
  at the end of period                     11,696           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(268)

  Accumulation unit value:
    Beginning of period                    $14.45          $15.09          $13.13         $12.88          $11.21
    End of period                          $9.20           $14.45          $15.09         $13.13          $12.88
  Accumulation units outstanding
  at the end of period                     66,035          58,156          13,648         10,418          14,755

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(268)

  Accumulation unit value:
    Beginning of period                    $7.26            N/A
    End of period                          $11.21           N/A
  Accumulation units outstanding
  at the end of period                     5,988            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(699)

  Accumulation unit value:
    Beginning of period                    $6.60           $5.89           $5.51           $5.50          $5.25
    End of period                          $3.65           $6.60           $5.89           $5.51          $5.50
  Accumulation units outstanding
  at the end of period                    139,015          95,908          1,984           1,105           567

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(706)

  Accumulation unit value:
    Beginning of period                    $17.47          $14.95          $15.49         $11.41          $10.68
    End of period                          $8.98           $17.47          $14.95         $15.49          $11.41
  Accumulation units outstanding
  at the end of period                    571,965         487,847          57,418         18,276           344

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(810)

  Accumulation unit value:
    Beginning of period                    $14.12          $13.03          $11.88         $10.42           N/A
    End of period                          $7.90           $14.12          $13.03         $11.88           N/A
  Accumulation units outstanding
  at the end of period                     91,900          65,336          5,602           2,683           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $14.58          $14.02          $12.25         $11.01          $9.54
    End of period                          $8.44           $14.58          $14.02         $12.25          $11.01
  Accumulation units outstanding
  at the end of period                     56,034          62,499          15,702          8,569          4,160

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $8.89            N/A
    End of period                          $9.54            N/A
  Accumulation units outstanding
  at the end of period                     1,011            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1781)

  Accumulation unit value:
    Beginning of period                    $8.95            N/A             N/A             N/A            N/A
    End of period                          $4.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,068            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1781)

  Accumulation unit value:
    Beginning of period                    $7.85            N/A             N/A             N/A            N/A
    End of period                          $4.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,883           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.86          $10.22           N/A             N/A            N/A
    End of period                          $10.23          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    657,638          92,794           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(283)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.40          $13.24         $13.23          $12.95
    End of period                          $13.94          $14.19          $13.40         $13.24          $13.23
  Accumulation units outstanding
  at the end of period                    547,194         155,599          45,253         38,700          36,555

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(283)

  Accumulation unit value:
    Beginning of period                    $12.88           N/A
    End of period                          $12.95           N/A
  Accumulation units outstanding
  at the end of period                     10,258           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(653)

  Accumulation unit value:
    Beginning of period                    $20.09          $22.14          $19.90         $18.70          $16.66
    End of period                          $11.69          $20.09          $22.14         $19.90          $18.70
  Accumulation units outstanding
  at the end of period                     1,081            491              90             915           3,248

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(653)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.89          $13.33          $12.33         $12.39          $12.07
    End of period                          $8.73           $12.89          $13.33         $12.33          $12.39
  Accumulation units outstanding
  at the end of period                    109,774          53,172          19,094         12,403          10,075

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1788)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $5.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,790            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1814)

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,034            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(526)

  Accumulation unit value:
    Beginning of period                    $19.26          $20.86          $18.87         $18.38          $17.78
    End of period                          $9.95           $19.26          $20.86         $18.87          $18.38
  Accumulation units outstanding
  at the end of period                     4,591           1,723            871             831            832

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(526)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1906)

  Accumulation unit value:
    Beginning of period                    $8.34            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,938            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1906)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1453)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.10           N/A             N/A            N/A
    End of period                          $6.63           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    286,897          5,728            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1453)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.36            N/A             N/A             N/A            N/A
    End of period                          $6.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,252           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.43          $10.40           N/A             N/A            N/A
    End of period                          $6.20           $10.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,041          9,259            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.48          $9.93            N/A             N/A            N/A
    End of period                          $7.52           $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,753          30,110           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.45          $10.31           N/A             N/A            N/A
    End of period                          $6.67           $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,443          7,166            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.27            N/A             N/A             N/A            N/A
    End of period                          $7.07            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     63,823           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.28            N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,465           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $15.40          $14.42          $12.75         $12.02          $11.06
    End of period                          $9.17           $15.40          $14.42         $12.75          $12.02
  Accumulation units outstanding
  at the end of period                    112,459          94,965          58,090         54,299          55,319

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(711)

  Accumulation unit value:
    Beginning of period                    $11.46          $11.02          $10.45         $10.30          $10.17
    End of period                          $9.67           $11.46          $11.02         $10.45          $10.30
  Accumulation units outstanding
  at the end of period                    412,907          29,124          17,037         14,379          5,030

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(711)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(283)

  Accumulation unit value:
    Beginning of period                    $15.27          $14.36          $12.86         $12.24          $11.23
    End of period                          $9.66           $15.27          $14.36         $12.86          $12.24
  Accumulation units outstanding
  at the end of period                    410,867         357,996         167,693         156,828        153,479

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(283)

  Accumulation unit value:
    Beginning of period                    $9.06            N/A
    End of period                          $11.23           N/A
  Accumulation units outstanding
  at the end of period                     35,824           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(711)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.63          $10.77         $10.48          $10.27
    End of period                          $9.44           $12.26          $11.63         $10.77          $10.48
  Accumulation units outstanding
  at the end of period                    338,426         225,678          55,209         31,546          4,982

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(711)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(318)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.65          $12.44         $11.95          $11.15
    End of period                          $10.29          $14.51          $13.65         $12.44          $11.95
  Accumulation units outstanding
  at the end of period                    687,917         445,095          65,413         60,583          55,588

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(318)

  Accumulation unit value:
    Beginning of period                    $9.92            N/A
    End of period                          $11.15           N/A
  Accumulation units outstanding
  at the end of period                     25,521           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.51          $11.57           N/A             N/A            N/A
    End of period                          $7.87           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,370           3,053            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $10.66           N/A             N/A             N/A            N/A
    End of period                          $7.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,433            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.81          $11.65           N/A             N/A            N/A
    End of period                          $7.43           $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,663            814             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.00          $10.86           N/A             N/A            N/A
    End of period                          $8.81           $11.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,153          1,481            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.65            N/A             N/A             N/A            N/A
    End of period                          $6.33            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,314           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                    $25.69          $24.43          $21.97         $21.33          $19.66
    End of period                          $19.93          $25.69          $24.43         $21.97          $21.33
  Accumulation units outstanding
  at the end of period                     63,902          40,266          6,755           7,477          5,560

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                    $17.62           N/A
    End of period                          $19.66           N/A
  Accumulation units outstanding
  at the end of period                      424             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(467)

  Accumulation unit value:
    Beginning of period                    $11.93          $11.64          $11.39         $11.33          $11.49
    End of period                          $11.93          $11.93          $11.64         $11.39          $11.33
  Accumulation units outstanding
  at the end of period                    942,653         153,218          7,491          30,172          2,097

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(467)

  Accumulation unit value:
    Beginning of period                    $11.51           N/A
    End of period                          $11.49           N/A
  Accumulation units outstanding
  at the end of period                      655             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(462)

  Accumulation unit value:
    Beginning of period                    $21.33          $20.22          $17.09         $16.15          $14.39
    End of period                          $13.91          $21.33          $20.22         $17.09          $16.15
  Accumulation units outstanding
  at the end of period                     68,213          76,748          8,469           4,749          4,151

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(462)

  Accumulation unit value:
    Beginning of period                    $13.53           N/A
    End of period                          $14.39           N/A
  Accumulation units outstanding
  at the end of period                      820             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                    $29.70          $27.58          $24.79         $23.89          $22.22
    End of period                          $16.61          $29.70          $27.58         $24.79          $23.89
  Accumulation units outstanding
  at the end of period                     78,897          58,985          6,825           4,042          3,376

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                    $20.98           N/A
    End of period                          $22.22           N/A
  Accumulation units outstanding
  at the end of period                      850             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(268)

  Accumulation unit value:
    Beginning of period                    $41.47          $36.16          $34.61         $31.01          $26.85
    End of period                          $24.08          $41.47          $36.16         $34.61          $31.01
  Accumulation units outstanding
  at the end of period                     68,967          26,364          3,711           5,290          5,583

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(268)

  Accumulation unit value:
    Beginning of period                    $18.26           N/A
    End of period                          $26.85           N/A
  Accumulation units outstanding
  at the end of period                     2,004            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(290)

  Accumulation unit value:
    Beginning of period                    $15.32          $15.53          $13.23         $12.74          $11.30
    End of period                          $8.92           $15.32          $15.53         $13.23          $12.74
  Accumulation units outstanding
  at the end of period                     71,330          40,373          12,336         11,539          10,644

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(290)

  Accumulation unit value:
    Beginning of period                    $8.37            N/A
    End of period                          $11.30           N/A
  Accumulation units outstanding
  at the end of period                     3,396            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.20%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(845)

  Accumulation unit value:
    Beginning of period                    $12.79          $15.38          $11.53         $10.63           N/A
    End of period                          $8.04           $12.79          $15.38         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     47,950          42,740          55,450         41,700           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(845)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(537)

  Accumulation unit value:
    Beginning of period                    $17.40          $16.21          $13.52         $12.48          $11.03
    End of period                          $10.06          $17.40          $16.21         $13.52          $12.48
  Accumulation units outstanding
  at the end of period                     18,747          21,293          17,148          9,183          1,506

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(537)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.07          $11.44         $10.90          $10.13
    End of period                          $8.33           $13.67          $12.07         $11.44          $10.90
  Accumulation units outstanding
  at the end of period                     14,212          25,060          22,892         26,838          10,335

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                    $9.20            N/A
    End of period                          $10.13           N/A
  Accumulation units outstanding
  at the end of period                     2,366            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                    $15.05          $13.82          $12.33         $11.63          $11.13
    End of period                          $8.87           $15.05          $13.82         $12.33          $11.63
  Accumulation units outstanding
  at the end of period                     9,954           16,393          10,365         11,163          1,292

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                    $9.47            N/A
    End of period                          $11.13           N/A
  Accumulation units outstanding
  at the end of period                      166             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(427)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.46          $10.58          $9.82          $9.17
    End of period                          $8.49           $12.11          $11.46         $10.58          $9.82
  Accumulation units outstanding
  at the end of period                     28,300          32,635          38,820         47,326          15,423

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(427)

  Accumulation unit value:
    Beginning of period                    $8.80            N/A
    End of period                          $9.17            N/A
  Accumulation units outstanding
  at the end of period                     7,078            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(707)

  Accumulation unit value:
    Beginning of period                    $28.02          $23.75          $21.42         $21.49          $21.02
    End of period                          $15.77          $28.02          $23.75         $21.42          $21.49
  Accumulation units outstanding
  at the end of period                     3,249           7,961           2,910           1,887          1,033

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(441)

  Accumulation unit value:
    Beginning of period                    $27.19          $25.34          $24.76         $24.18          $22.13
    End of period                          $15.73          $27.19          $25.34         $24.76          $24.18
  Accumulation units outstanding
  at the end of period                     7,652           8,174           9,374           9,370          1,777

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(441)

  Accumulation unit value:
    Beginning of period                    $20.61           N/A
    End of period                          $22.13           N/A
  Accumulation units outstanding
  at the end of period                       67             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.61          $10.20           N/A             N/A            N/A
    End of period                          $6.49           $13.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,188          48,924           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.62          $10.18           N/A             N/A            N/A
    End of period                          $6.48           $10.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,797           5,142            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(398)

  Accumulation unit value:
    Beginning of period                    $17.59          $17.88          $16.27         $16.09          $15.47
    End of period                          $10.49          $17.59          $17.88         $16.27          $16.09
  Accumulation units outstanding
  at the end of period                     5,635           8,395           11,438         15,517          6,380

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(398)

  Accumulation unit value:
    Beginning of period                    $14.09           N/A
    End of period                          $15.47           N/A
  Accumulation units outstanding
  at the end of period                     1,408            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(398)

  Accumulation unit value:
    Beginning of period                    $23.66          $21.58          $18.37         $18.32          $15.76
    End of period                          $14.29          $23.66          $21.58         $18.37          $18.32
  Accumulation units outstanding
  at the end of period                     9,863           11,800          10,598          8,299          3,898

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(398)

  Accumulation unit value:
    Beginning of period                    $14.50           N/A
    End of period                          $15.76           N/A
  Accumulation units outstanding
  at the end of period                     1,130            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.00           N/A             N/A            N/A
    End of period                          $6.17           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,972          65,301           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.01           N/A             N/A            N/A
    End of period                          $5.72           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,640           4,293            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.82          $9.93            N/A            N/A
    End of period                          $7.41           $10.78          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,816           4,235           11,854           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81           $10.04           N/A             N/A            N/A
    End of period                          $5.96           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,036            808             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $11.49          $12.52          $10.87         $10.28           N/A
    End of period                          $7.52           $11.49          $12.52         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     29,406          29,614          29,922         33,419           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(430)

  Accumulation unit value:
    Beginning of period                    $18.56          $17.73          $17.31         $17.25          $16.49
    End of period                          $17.22          $18.56          $17.73         $17.31          $17.25
  Accumulation units outstanding
  at the end of period                     23,715          31,827          30,593         27,254          3,704

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(430)

  Accumulation unit value:
    Beginning of period                    $16.19           N/A
    End of period                          $16.49           N/A
  Accumulation units outstanding
  at the end of period                     1,547            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1921)

  Accumulation unit value:
    Beginning of period                    $9.31            N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      102             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1921)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.78          $12.71          $11.23         $10.34           N/A
    End of period                          $7.99           $12.78          $12.71         $11.23           N/A
  Accumulation units outstanding
  at the end of period                     26,073          27,263          34,907         37,241           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.42          $10.16          $10.00           N/A            N/A
    End of period                          $9.58           $10.42          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,514          2,701           3,336            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(445)

  Accumulation unit value:
    Beginning of period                    $16.25          $14.84          $11.49          $9.91          $8.27
    End of period                          $8.82           $16.25          $14.84         $11.49          $9.91
  Accumulation units outstanding
  at the end of period                     29,283          37,400          47,947         38,298          13,354

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(445)

  Accumulation unit value:
    Beginning of period                    $7.54            N/A
    End of period                          $8.27            N/A
  Accumulation units outstanding
  at the end of period                     1,986            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $23.38          $22.14          $20.20         $19.45          $16.85
    End of period                          $12.71          $23.38          $22.14         $20.20          $19.45
  Accumulation units outstanding
  at the end of period                     2,681           2,753           1,988           1,631          2,465

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $16.39           N/A
    End of period                          $16.85           N/A
  Accumulation units outstanding
  at the end of period                      180             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(420)

  Accumulation unit value:
    Beginning of period                    $15.18          $14.59          $14.45         $14.43          $14.20
    End of period                          $15.82          $15.18          $14.59         $14.45          $14.43
  Accumulation units outstanding
  at the end of period                     30,957          23,868          27,543         30,217          2,777

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(420)

  Accumulation unit value:
    Beginning of period                    $14.21           N/A
    End of period                          $14.20           N/A
  Accumulation units outstanding
  at the end of period                     1,536            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1138)

  Accumulation unit value:
    Beginning of period                    $13.96          $10.83          $9.20            N/A            N/A
    End of period                          $6.82           $13.96          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                    157,126          32,925           536             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1138)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                    $18.55          $19.48          $17.38         $16.33          $13.38
    End of period                          $11.08          $18.55          $19.48         $17.38          $16.33
  Accumulation units outstanding
  at the end of period                     31,415          43,186          39,623         41,354          12,175

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                    $12.55           N/A
    End of period                          $13.38           N/A
  Accumulation units outstanding
  at the end of period                     2,341            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(441)

  Accumulation unit value:
    Beginning of period                    $14.77          $16.21          $14.19         $13.86          $12.28
    End of period                          $8.88           $14.77          $16.21         $14.19          $13.86
  Accumulation units outstanding
  at the end of period                     29,684          32,818          33,423         36,843          8,226

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(441)

  Accumulation unit value:
    Beginning of period                    $11.28           N/A
    End of period                          $12.28           N/A
  Accumulation units outstanding
  at the end of period                     1,454            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1379)

  Accumulation unit value:
    Beginning of period                    $9.77           $9.51            N/A             N/A            N/A
    End of period                          $6.10           $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,599          5,887            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1379)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(201)

  Accumulation unit value:
    Beginning of period                    $11.39          $11.98          $10.92         $11.49          $9.64
    End of period                          $7.22           $11.39          $11.98         $10.92          $11.49
  Accumulation units outstanding
  at the end of period                    164,118         233,052         262,128         258,526         94,251

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(201)

  Accumulation unit value:
    Beginning of period                    $7.42           $6.96
    End of period                          $9.64           $7.42
  Accumulation units outstanding
  at the end of period                     5,195             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(201)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.97          $10.81         $10.85          $10.71
    End of period                          $11.58          $11.41          $10.97         $10.81          $10.85
  Accumulation units outstanding
  at the end of period                     55,644          46,500          54,651         56,047          23,911

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(201)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.52
    End of period                          $10.71          $10.63
  Accumulation units outstanding
  at the end of period                     1,361             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(707)

  Accumulation unit value:
    Beginning of period                    $5.85           $5.74           $4.31           $4.37          $4.26
    End of period                          $3.46           $5.85           $5.74           $4.31          $4.37
  Accumulation units outstanding
  at the end of period                     4,756           41,163          26,694         13,510          5,148

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(791)

  Accumulation unit value:
    Beginning of period                    $9.97           $11.07          $9.97          $10.01           N/A
    End of period                          $6.70           $9.97           $11.07          $9.97           N/A
  Accumulation units outstanding
  at the end of period                     2,924           2,023           1,622           5,348           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.78          $8.51           $9.22          $9.16
    End of period                          $5.62           $10.65          $10.78          $8.51          $9.22
  Accumulation units outstanding
  at the end of period                    226,291         269,965         312,503         312,995        113,776

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $7.45           $6.33
    End of period                          $9.16           $7.45
  Accumulation units outstanding
  at the end of period                     9,833             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.34          $11.74          $10.00           N/A            N/A
    End of period                          $5.12           $10.34          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,181          38,301          31,082           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(420)

  Accumulation unit value:
    Beginning of period                    $9.41           $9.28           $8.12           $7.96          $7.31
    End of period                          $5.73           $9.41           $9.28           $8.12          $7.96
  Accumulation units outstanding
  at the end of period                     7,632           8,003           10,544         10,360          2,127

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(420)

  Accumulation unit value:
    Beginning of period                    $6.55            N/A
    End of period                          $7.31            N/A
  Accumulation units outstanding
  at the end of period                     1,174            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $11.34          $14.02          $12.08         $11.64          $10.50
    End of period                          $5.47           $11.34          $14.02         $12.08          $11.64
  Accumulation units outstanding
  at the end of period                     33,867          26,143          23,407         32,034           653

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(201)

  Accumulation unit value:
    Beginning of period                    $18.16          $16.71          $12.19         $11.31          $9.02
    End of period                          $9.15           $18.16          $16.71         $12.19          $11.31
  Accumulation units outstanding
  at the end of period                    181,259         245,748         292,577         291,368         93,438

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(201)

  Accumulation unit value:
    Beginning of period                    $6.93           $6.70
    End of period                          $9.02           $6.93
  Accumulation units outstanding
  at the end of period                     6,629             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.32          $10.89         $10.34          $10.39
    End of period                          $8.95           $11.91          $11.32         $10.89          $10.34
  Accumulation units outstanding
  at the end of period                     41,375          41,974          41,344         56,002           695

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $19.53          $18.09          $14.72         $13.28          $11.36
    End of period                          $10.90          $19.53          $18.09         $14.72          $13.28
  Accumulation units outstanding
  at the end of period                     62,669          91,534         105,616         110,731         30,885

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $8.46           $7.94
    End of period                          $11.36          $8.46
  Accumulation units outstanding
  at the end of period                     2,553             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.59          $13.70          $11.79         $10.89          $9.70
    End of period                          $7.64           $13.59          $13.70         $11.79          $10.89
  Accumulation units outstanding
  at the end of period                    835,910         979,252        1,122,193       1,148,802        65,365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $11.86          $10.68          $10.00           N/A            N/A
    End of period                          $6.26           $11.86          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,006          28,085          17,397           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                    $12.50          $10.73          $10.47         $10.81          $10.40
    End of period                          $7.15           $12.50          $10.73         $10.47          $10.81
  Accumulation units outstanding
  at the end of period                     45,749          47,426          42,663         42,377          7,952

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1338)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.64           N/A             N/A            N/A
    End of period                          $6.09           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,312           3,993            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $34.94          $26.40          $22.34         $16.70          $12.83
    End of period                          $21.24          $34.94          $26.40         $22.34          $16.70
  Accumulation units outstanding
  at the end of period                     33,307          44,593          53,514         56,854          5,333

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $13.51          $13.15          $12.84          $9.56          $8.31
    End of period                          $6.65           $13.51          $13.15         $12.84          $9.56
  Accumulation units outstanding
  at the end of period                    178,324         199,823         219,539         239,543         91,266

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $7.14           $7.51
    End of period                          $8.31           $7.14
  Accumulation units outstanding
  at the end of period                     6,177             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.15          $9.66            N/A            N/A
    End of period                          $7.03           $10.68          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,555           3,429             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $15.52          $14.77          $13.76         $12.56          $11.09
    End of period                          $9.48           $15.52          $14.77         $13.76          $12.56
  Accumulation units outstanding
  at the end of period                    147,591          98,097         107,410         110,421         60,222

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $8.43           $7.67
    End of period                          $11.09          $8.43
  Accumulation units outstanding
  at the end of period                     2,741             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(186)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.80          $10.48         $10.27          $9.54
    End of period                          $7.39           $12.11          $11.80         $10.48          $10.27
  Accumulation units outstanding
  at the end of period                    146,257         212,237         235,074         246,004         98,001

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(186)

  Accumulation unit value:
    Beginning of period                    $7.63           $7.75
    End of period                          $9.54           $7.63
  Accumulation units outstanding
  at the end of period                     12,208            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1345)

  Accumulation unit value:
    Beginning of period                    $8.80           $10.08           N/A             N/A            N/A
    End of period                          $6.01           $8.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,180           9,697            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1345)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(201)

  Accumulation unit value:
    Beginning of period                    $17.67          $20.18          $18.84         $17.68          $16.05
    End of period                          $10.36          $17.67          $20.18         $18.84          $17.68
  Accumulation units outstanding
  at the end of period                     89,627         122,473         150,905         152,752         55,662

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(201)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.08
    End of period                          $16.05          $11.09
  Accumulation units outstanding
  at the end of period                     3,188             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(201)

  Accumulation unit value:
    Beginning of period                    $14.45          $15.09          $13.13         $12.87          $11.21
    End of period                          $9.20           $14.45          $15.09         $13.13          $12.87
  Accumulation units outstanding
  at the end of period                     83,183          91,015         100,681         104,908         34,785

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(201)

  Accumulation unit value:
    Beginning of period                    $7.85           $7.20
    End of period                          $11.21          $7.85
  Accumulation units outstanding
  at the end of period                     2,028             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(501)

  Accumulation unit value:
    Beginning of period                    $6.60           $5.89           $5.51           $5.49          $5.91
    End of period                          $3.65           $6.60           $5.89           $5.51          $5.49
  Accumulation units outstanding
  at the end of period                     4,635           16,596          18,791         35,450          1,079

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(501)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                    $17.47          $14.95          $15.49         $11.41          $9.51
    End of period                          $8.98           $17.47          $14.95         $15.49          $11.41
  Accumulation units outstanding
  at the end of period                    150,076         181,379         224,533         205,269         18,965

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                    $14.12          $13.03          $11.88         $11.06          $10.76
    End of period                          $7.90           $14.12          $13.03         $11.88          $11.06
  Accumulation units outstanding
  at the end of period                     43,572          51,931          62,580         79,316          6,389

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $14.58          $14.02          $12.25         $11.01          $9.54
    End of period                          $8.43           $14.58          $14.02         $12.25          $11.01
  Accumulation units outstanding
  at the end of period                     15,557          20,807          30,491         28,731          15,624

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $9.10            N/A
    End of period                          $9.54            N/A
  Accumulation units outstanding
  at the end of period                      648             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1781)

  Accumulation unit value:
    Beginning of period                    $8.95            N/A             N/A             N/A            N/A
    End of period                          $4.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      169             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1778)

  Accumulation unit value:
    Beginning of period                    $7.84            N/A             N/A             N/A            N/A
    End of period                          $4.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,946            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1778)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.86          $10.06           N/A             N/A            N/A
    End of period                          $10.23          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,701          11,739           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(186)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.40          $13.24         $13.22          $12.94
    End of period                          $13.93          $14.19          $13.40         $13.24          $13.22
  Accumulation units outstanding
  at the end of period                     92,823         125,576         107,983         115,759         23,442

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(186)

  Accumulation unit value:
    Beginning of period                    $12.63          $12.40
    End of period                          $12.94          $12.63
  Accumulation units outstanding
  at the end of period                     5,063             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(927)

  Accumulation unit value:
    Beginning of period                    $20.08          $22.13          $19.89         $18.56           N/A
    End of period                          $11.69          $20.08          $22.13         $19.89           N/A
  Accumulation units outstanding
  at the end of period                       -              171              -             2,346           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(927)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.89          $13.32          $12.32         $12.39          $12.06
    End of period                          $8.73           $12.89          $13.32         $12.32          $12.39
  Accumulation units outstanding
  at the end of period                     42,313          80,930          76,073         69,162          12,011

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1780)

  Accumulation unit value:
    Beginning of period                    $10.01           N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,059            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1780)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(398)

  Accumulation unit value:
    Beginning of period                    $19.23          $20.83          $18.84         $18.36          $17.10
    End of period                          $9.93           $19.23          $20.83         $18.84          $18.36
  Accumulation units outstanding
  at the end of period                     4,895           4,869           5,859           5,908          2,424

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(398)

  Accumulation unit value:
    Beginning of period                    $15.40           N/A
    End of period                          $17.10           N/A
  Accumulation units outstanding
  at the end of period                      358             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1908)

  Accumulation unit value:
    Beginning of period                    $8.18            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      376             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1908)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.26            N/A             N/A             N/A            N/A
    End of period                          $6.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,593           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.48          $10.15           N/A             N/A            N/A
    End of period                          $7.52           $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,167           5,330            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.12            N/A             N/A             N/A            N/A
    End of period                          $7.07            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,722           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.20            N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      895             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(480)

  Accumulation unit value:
    Beginning of period                    $15.39          $14.41          $12.75         $12.01          $10.91
    End of period                          $9.16           $15.39          $14.41         $12.75          $12.01
  Accumulation units outstanding
  at the end of period                     35,127          57,769          97,736         113,301         85,611

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(480)

  Accumulation unit value:
    Beginning of period                    $10.75           N/A
    End of period                          $10.91           N/A
  Accumulation units outstanding
  at the end of period                     6,837            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                    $11.46          $11.02          $10.45         $10.30          $9.98
    End of period                          $9.67           $11.46          $11.02         $10.45          $10.30
  Accumulation units outstanding
  at the end of period                     98,601          65,560          57,714         45,016          1,761

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(212)

  Accumulation unit value:
    Beginning of period                    $15.27          $14.36          $12.86         $12.23          $11.23
    End of period                          $9.65           $15.27          $14.36         $12.86          $12.23
  Accumulation units outstanding
  at the end of period                     80,999         113,896          99,618         72,746          32,748

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(212)

  Accumulation unit value:
    Beginning of period                    $9.43           $9.33
    End of period                          $11.23          $9.43
  Accumulation units outstanding
  at the end of period                     13,926            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(696)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.63          $10.77         $10.48          $10.03
    End of period                          $9.44           $12.25          $11.63         $10.77          $10.48
  Accumulation units outstanding
  at the end of period                    212,761          97,450         100,725         110,581         22,570

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(186)

  Accumulation unit value:
    Beginning of period                    $14.50          $13.65          $12.44         $11.94          $11.14
    End of period                          $10.29          $14.50          $13.65         $12.44          $11.94
  Accumulation units outstanding
  at the end of period                    337,027         412,018         384,135         394,244        127,551

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(186)

  Accumulation unit value:
    Beginning of period                    $9.67           $9.66
    End of period                          $11.14          $9.67
  Accumulation units outstanding
  at the end of period                     2,037             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1079)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.52          $9.93            N/A            N/A
    End of period                          $8.81           $11.00          $10.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,439             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.70            N/A             N/A             N/A            N/A
    End of period                          $6.33            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,120            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(420)

  Accumulation unit value:
    Beginning of period                    $25.67          $24.42          $21.96         $21.32          $19.66
    End of period                          $19.91          $25.67          $24.42         $21.96          $21.32
  Accumulation units outstanding
  at the end of period                     48,874          49,672          52,695         43,383          11,704

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(420)

  Accumulation unit value:
    Beginning of period                    $18.15           N/A
    End of period                          $19.66           N/A
  Accumulation units outstanding
  at the end of period                     1,567            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(334)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.64          $11.38         $11.33          $11.49
    End of period                          $11.92          $11.92          $11.64         $11.38          $11.33
  Accumulation units outstanding
  at the end of period                     89,324          37,251          32,016         68,987          20,462

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(334)

  Accumulation unit value:
    Beginning of period                    $11.62           N/A
    End of period                          $11.49           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(440)

  Accumulation unit value:
    Beginning of period                    $21.33          $20.22          $17.09         $16.15          $14.39
    End of period                          $13.91          $21.33          $20.22         $17.09          $16.15
  Accumulation units outstanding
  at the end of period                     14,410          14,970          16,020         18,835          1,896

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(440)

  Accumulation unit value:
    Beginning of period                    $13.06           N/A
    End of period                          $14.39           N/A
  Accumulation units outstanding
  at the end of period                      613             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $29.69          $27.56          $24.78         $23.87          $22.21
    End of period                          $16.60          $29.69          $27.56         $24.78          $23.87
  Accumulation units outstanding
  at the end of period                     25,209          28,400          22,334         16,369          1,392

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $20.17           N/A
    End of period                          $22.21           N/A
  Accumulation units outstanding
  at the end of period                      191             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $41.44          $36.14          $34.59         $30.99          $26.84
    End of period                          $24.06          $41.44          $36.14         $34.59          $30.99
  Accumulation units outstanding
  at the end of period                     18,558          23,241          24,599         20,617          7,459

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $24.09           N/A
    End of period                          $26.84           N/A
  Accumulation units outstanding
  at the end of period                      336             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(420)

  Accumulation unit value:
    Beginning of period                    $15.32          $15.53          $13.22         $12.73          $11.30
    End of period                          $8.92           $15.32          $15.53         $13.22          $12.73
  Accumulation units outstanding
  at the end of period                     62,843          81,826          88,264         88,054          25,763

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(420)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A
    End of period                          $11.30           N/A
  Accumulation units outstanding
  at the end of period                     2,427            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.205%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(872)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.96          $10.81         $10.87           N/A
    End of period                          $11.58          $11.41          $10.96         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(872)

  Accumulation unit value:
    Beginning of period                    $19.52          $18.08          $14.72         $13.09           N/A
    End of period                          $10.90          $19.52          $18.08         $14.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(872)

  Accumulation unit value:
    Beginning of period                    $15.52          $14.76          $13.76         $13.24           N/A
    End of period                          $9.47           $15.52          $14.76         $13.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(872)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.80          $10.48         $10.29           N/A
    End of period                          $7.38           $12.10          $11.80         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(872)

  Accumulation unit value:
    Beginning of period                    $14.44          $15.08          $13.12         $12.92           N/A
    End of period                          $9.19           $14.44          $15.08         $13.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(967)

  Accumulation unit value:
    Beginning of period                    $15.38          $14.41          $12.74         $12.79           N/A
    End of period                          $9.15           $15.38          $14.41         $12.74           N/A
  Accumulation units outstanding
  at the end of period                     2,047           1,785           2,187           2,225           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.28           N/A             N/A             N/A            N/A
    End of period                          $9.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      390             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(967)

  Accumulation unit value:
    Beginning of period                    $15.26          $14.35          $12.85         $12.89           N/A
    End of period                          $9.65           $15.26          $14.35         $12.85           N/A
  Accumulation units outstanding
  at the end of period                     1,932           1,799           2,192           2,208           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(967)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.63          $10.77         $10.76           N/A
    End of period                          $9.44           $12.25          $11.63         $10.77           N/A
  Accumulation units outstanding
  at the end of period                     2,705           6,408           2,697           2,646           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(967)

  Accumulation unit value:
    Beginning of period                    $14.49          $13.64          $12.43         $12.44           N/A
    End of period                          $10.28          $14.49          $13.64         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     2,118           5,408           2,303           2,288           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.21%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $12.79          $15.38          $11.53         $10.22           N/A
    End of period                          $8.04           $12.79          $15.38         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     99,705         104,553         229,677         54,243           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(316)

  Accumulation unit value:
    Beginning of period                    $17.38          $16.19          $13.50         $12.47          $10.96
    End of period                          $10.04          $17.38          $16.19         $13.50          $12.47
  Accumulation units outstanding
  at the end of period                     75,934          82,434          46,355         21,646          3,347

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(316)

  Accumulation unit value:
    Beginning of period                    $8.40            N/A
    End of period                          $10.96           N/A
  Accumulation units outstanding
  at the end of period                     3,855            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(303)

  Accumulation unit value:
    Beginning of period                    $13.66          $12.06          $11.43         $10.90          $10.13
    End of period                          $8.33           $13.66          $12.06         $11.43          $10.90
  Accumulation units outstanding
  at the end of period                     91,697         110,581          43,419         62,310          15,884

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(303)

  Accumulation unit value:
    Beginning of period                    $8.17            N/A
    End of period                          $10.13           N/A
  Accumulation units outstanding
  at the end of period                     12,678           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(288)

  Accumulation unit value:
    Beginning of period                    $15.05          $13.81          $12.33         $11.63          $11.13
    End of period                          $8.87           $15.05          $13.81         $12.33          $11.63
  Accumulation units outstanding
  at the end of period                     15,809          15,614          7,307          21,542          1,940

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(288)

  Accumulation unit value:
    Beginning of period                    $7.64            N/A
    End of period                          $11.13           N/A
  Accumulation units outstanding
  at the end of period                     2,836            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(269)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.46          $10.57          $9.82          $9.17
    End of period                          $8.48           $12.10          $11.46         $10.57          $9.82
  Accumulation units outstanding
  at the end of period                    215,377         146,575         101,454         107,825         31,011

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(269)

  Accumulation unit value:
    Beginning of period                    $7.99            N/A
    End of period                          $9.17            N/A
  Accumulation units outstanding
  at the end of period                     20,451           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(636)

  Accumulation unit value:
    Beginning of period                    $27.97          $23.70          $21.39         $21.45          $17.64
    End of period                          $15.74          $27.97          $23.70         $21.39          $21.45
  Accumulation units outstanding
  at the end of period                     69,897          26,110          10,817          2,618           956

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(636)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.08           N/A             N/A            N/A
    End of period                          $4.44           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,989           1,673            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(306)

  Accumulation unit value:
    Beginning of period                    $27.16          $25.31          $24.73         $24.15          $22.11
    End of period                          $15.71          $27.16          $25.31         $24.73          $24.15
  Accumulation units outstanding
  at the end of period                     29,723          22,511          23,219         19,087          19,939

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(306)

  Accumulation unit value:
    Beginning of period                    $16.89           N/A
    End of period                          $22.11           N/A
  Accumulation units outstanding
  at the end of period                     7,238            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.61          $10.20           N/A             N/A            N/A
    End of period                          $6.49           $13.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    365,038         298,494           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.62          $10.18           N/A             N/A            N/A
    End of period                          $6.48           $10.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,344           7,738            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(278)

  Accumulation unit value:
    Beginning of period                    $17.57          $17.86          $16.25         $16.07          $15.45
    End of period                          $10.48          $17.57          $17.86         $16.25          $16.07
  Accumulation units outstanding
  at the end of period                     14,950          20,715          27,512         31,645          19,145

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(278)

  Accumulation unit value:
    Beginning of period                    $12.15           N/A
    End of period                          $15.45           N/A
  Accumulation units outstanding
  at the end of period                     9,880            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(284)

  Accumulation unit value:
    Beginning of period                    $23.64          $21.56          $18.35         $18.30          $15.75
    End of period                          $14.27          $23.64          $21.56         $18.35          $18.30
  Accumulation units outstanding
  at the end of period                     52,960          71,804          24,447         13,977          10,853

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(284)

  Accumulation unit value:
    Beginning of period                    $9.98            N/A
    End of period                          $15.75           N/A
  Accumulation units outstanding
  at the end of period                     12,417           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $9.99            N/A             N/A            N/A
    End of period                          $6.17           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    362,138         557,255           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.12           N/A             N/A            N/A
    End of period                          $5.72           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,469           9,732            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.82          $9.84            N/A            N/A
    End of period                          $7.41           $10.78          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                    147,000          82,935          13,330           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81           $10.17           N/A             N/A            N/A
    End of period                          $5.96           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,620          16,227           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                    $11.49          $12.52          $10.87          $9.83           N/A
    End of period                          $7.52           $11.49          $12.52         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     55,975          56,919          55,592         34,142           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(267)

  Accumulation unit value:
    Beginning of period                    $18.54          $17.71          $17.30         $17.23          $16.48
    End of period                          $17.19          $18.54          $17.71         $17.30          $17.23
  Accumulation units outstanding
  at the end of period                    104,284         190,456         170,025         163,606         29,378

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(267)

  Accumulation unit value:
    Beginning of period                    $14.98           N/A
    End of period                          $16.48           N/A
  Accumulation units outstanding
  at the end of period                     4,068            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      228             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.71          $11.22         $10.15           N/A
    End of period                          $7.99           $12.77          $12.71         $11.22           N/A
  Accumulation units outstanding
  at the end of period                     66,866          58,756          73,254         50,331           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.42          $10.16          $10.00           N/A            N/A
    End of period                          $9.58           $10.42          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                    100,385         118,651          18,904           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(376)

  Accumulation unit value:
    Beginning of period                    $16.24          $14.83          $11.48          $9.90          $8.26
    End of period                          $8.82           $16.24          $14.83         $11.48          $9.90
  Accumulation units outstanding
  at the end of period                    215,962         312,790         293,719         150,980         68,114

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(376)

  Accumulation unit value:
    Beginning of period                    $6.78            N/A
    End of period                          $8.26            N/A
  Accumulation units outstanding
  at the end of period                     3,079            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(371)

  Accumulation unit value:
    Beginning of period                    $23.36          $22.12          $20.18         $19.43          $16.84
    End of period                          $12.69          $23.36          $22.12         $20.18          $19.43
  Accumulation units outstanding
  at the end of period                     21,760          25,445          8,103          11,909           714

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(371)

  Accumulation unit value:
    Beginning of period                    $14.87           N/A
    End of period                          $16.84           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(267)

  Accumulation unit value:
    Beginning of period                    $15.17          $14.58          $14.43         $14.41          $14.19
    End of period                          $15.80          $15.17          $14.58         $14.43          $14.41
  Accumulation units outstanding
  at the end of period                    194,722         114,959         119,607         94,736          33,583

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(267)

  Accumulation unit value:
    Beginning of period                    $14.34           N/A
    End of period                          $14.19           N/A
  Accumulation units outstanding
  at the end of period                     23,307           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.96          $10.83          $10.13           N/A            N/A
    End of period                          $6.82           $13.96          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                    141,101         194,998          26,267           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(284)

  Accumulation unit value:
    Beginning of period                    $18.53          $19.46          $17.36         $16.31          $13.37
    End of period                          $11.07          $18.53          $19.46         $17.36          $16.31
  Accumulation units outstanding
  at the end of period                     61,880          82,290          82,491         82,755          34,142

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(284)

  Accumulation unit value:
    Beginning of period                    $9.79            N/A
    End of period                          $13.37           N/A
  Accumulation units outstanding
  at the end of period                     19,274           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(368)

  Accumulation unit value:
    Beginning of period                    $14.76          $16.19          $14.17         $13.85          $12.27
    End of period                          $8.87           $14.76          $16.19         $14.17          $13.85
  Accumulation units outstanding
  at the end of period                     54,603          54,540          61,403         74,621          35,357

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(368)

  Accumulation unit value:
    Beginning of period                    $10.59           N/A
    End of period                          $12.27           N/A
  Accumulation units outstanding
  at the end of period                     11,504           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1354)

  Accumulation unit value:
    Beginning of period                    $9.77           $10.38           N/A             N/A            N/A
    End of period                          $6.09           $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    143,534         118,510           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1354)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(288)

  Accumulation unit value:
    Beginning of period                    $11.38          $11.98          $10.91         $11.49          $9.63
    End of period                          $7.21           $11.38          $11.98         $10.91          $11.49
  Accumulation units outstanding
  at the end of period                    638,839        1,101,072       1,262,549       1,253,129       322,132

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(288)

  Accumulation unit value:
    Beginning of period                    $6.59            N/A
    End of period                          $9.63            N/A
  Accumulation units outstanding
  at the end of period                    110,530           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(274)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.96          $10.81         $10.85          $10.70
    End of period                          $11.57          $11.41          $10.96         $10.81          $10.85
  Accumulation units outstanding
  at the end of period                    335,280         404,298         489,902         455,670         71,649

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(274)

  Accumulation unit value:
    Beginning of period                    $10.67           N/A
    End of period                          $10.70           N/A
  Accumulation units outstanding
  at the end of period                     15,170           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(548)

  Accumulation unit value:
    Beginning of period                    $5.86           $5.74           $4.31           $4.37          $3.96
    End of period                          $3.46           $5.86           $5.74           $4.31          $4.37
  Accumulation units outstanding
  at the end of period                    108,280         146,700         130,824         36,199          9,595

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(548)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(712)

  Accumulation unit value:
    Beginning of period                    $9.97           $11.06          $9.97          $10.44          $10.13
    End of period                          $6.70           $9.97           $11.06          $9.97          $10.44
  Accumulation units outstanding
  at the end of period                     21,772          17,933          32,680         25,320          3,949

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(284)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.77          $8.50           $9.21          $9.15
    End of period                          $5.62           $10.64          $10.77          $8.50          $9.21
  Accumulation units outstanding
  at the end of period                    700,374        1,167,825       1,462,591       1,366,974       364,716

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(284)

  Accumulation unit value:
    Beginning of period                    $6.22            N/A
    End of period                          $9.15            N/A
  Accumulation units outstanding
  at the end of period                    122,260           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.33          $11.74          $10.02           N/A            N/A
    End of period                          $5.12           $10.33          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                    145,178         150,841         302,572           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(358)

  Accumulation unit value:
    Beginning of period                    $9.41           $9.27           $8.11           $7.95          $7.31
    End of period                          $5.72           $9.41           $9.27           $8.11          $7.95
  Accumulation units outstanding
  at the end of period                     44,470          64,546          95,344         83,234          26,404

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(358)

  Accumulation unit value:
    Beginning of period                    $6.42            N/A
    End of period                          $7.31            N/A
  Accumulation units outstanding
  at the end of period                     7,087            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $11.33          $14.01          $12.07         $11.63          $10.50
    End of period                          $5.47           $11.33          $14.01         $12.07          $11.63
  Accumulation units outstanding
  at the end of period                     61,718          32,110          39,837         27,773          4,538

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(284)

  Accumulation unit value:
    Beginning of period                    $18.14          $16.70          $12.18         $11.30          $9.02
    End of period                          $9.14           $18.14          $16.70         $12.18          $11.30
  Accumulation units outstanding
  at the end of period                    714,768        1,122,969       1,287,683       1,285,161       314,305

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(284)

  Accumulation unit value:
    Beginning of period                    $5.81            N/A
    End of period                          $9.02            N/A
  Accumulation units outstanding
  at the end of period                     85,962           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.31          $10.88         $10.34          $10.45
    End of period                          $8.94           $11.90          $11.31         $10.88          $10.34
  Accumulation units outstanding
  at the end of period                    107,535          76,954         101,724         93,327          9,343

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1355)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.35           N/A             N/A            N/A
    End of period                          $6.76           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    110,664          73,110           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1355)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(274)

  Accumulation unit value:
    Beginning of period                    $19.52          $18.08          $14.72         $13.28          $11.36
    End of period                          $10.90          $19.52          $18.08         $14.72          $13.28
  Accumulation units outstanding
  at the end of period                    383,324         432,233         527,690         459,652         76,673

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(274)

  Accumulation unit value:
    Beginning of period                    $8.00            N/A
    End of period                          $11.36           N/A
  Accumulation units outstanding
  at the end of period                     27,309           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.59          $13.70          $11.79         $10.89          $9.62
    End of period                          $7.64           $13.59          $13.70         $11.79          $10.89
  Accumulation units outstanding
  at the end of period                   2,812,298       3,550,126       4,223,080       3,107,143       234,785

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                    $11.86          $10.68          $10.13           N/A            N/A
    End of period                          $6.26           $11.86          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                    230,713         220,273         206,694           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $12.49          $10.73          $10.47         $10.81          $10.12
    End of period                          $7.15           $12.49          $10.73         $10.47          $10.81
  Accumulation units outstanding
  at the end of period                     50,193          87,417          87,235         67,115          7,340

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.33           N/A             N/A            N/A
    End of period                          $6.09           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,002          11,127           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $34.91          $26.38          $22.33         $16.69          $12.80
    End of period                          $21.22          $34.91          $26.38         $22.33          $16.69
  Accumulation units outstanding
  at the end of period                    213,571         188,421         174,952         137,897         12,629

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $12.26           N/A
    End of period                          $12.80           N/A
  Accumulation units outstanding
  at the end of period                      354             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(284)

  Accumulation unit value:
    Beginning of period                    $13.49          $13.14          $12.83          $9.56          $8.30
    End of period                          $6.65           $13.49          $13.14         $12.83          $9.56
  Accumulation units outstanding
  at the end of period                    661,069        1,049,377       1,143,201       1,225,536       307,206

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(284)

  Accumulation unit value:
    Beginning of period                    $6.53            N/A
    End of period                          $8.30            N/A
  Accumulation units outstanding
  at the end of period                     91,003           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1111)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.15          $9.28            N/A            N/A
    End of period                          $7.03           $10.68          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,883          34,932          40,256           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1111)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(274)

  Accumulation unit value:
    Beginning of period                    $15.51          $14.76          $13.76         $12.56          $11.09
    End of period                          $9.47           $15.51          $14.76         $13.76          $12.56
  Accumulation units outstanding
  at the end of period                    344,422         446,665         503,054         457,164        104,262

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(274)

  Accumulation unit value:
    Beginning of period                    $7.86            N/A
    End of period                          $11.09           N/A
  Accumulation units outstanding
  at the end of period                     49,445           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(274)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.80          $10.48         $10.26          $9.53
    End of period                          $7.38           $12.10          $11.80         $10.48          $10.26
  Accumulation units outstanding
  at the end of period                    579,340         786,209         951,245         876,669        246,901

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(274)

  Accumulation unit value:
    Beginning of period                    $7.21            N/A
    End of period                          $9.53            N/A
  Accumulation units outstanding
  at the end of period                     55,383           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                    $8.80           $10.29           N/A             N/A            N/A
    End of period                          $6.00           $8.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,270          25,589           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(288)

  Accumulation unit value:
    Beginning of period                    $17.66          $20.16          $18.83         $17.67          $16.05
    End of period                          $10.35          $17.66          $20.16         $18.83          $17.67
  Accumulation units outstanding
  at the end of period                    451,308         685,111         767,405         757,261        183,025

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(288)

  Accumulation unit value:
    Beginning of period                    $10.54           N/A
    End of period                          $16.05           N/A
  Accumulation units outstanding
  at the end of period                     59,527           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(274)

  Accumulation unit value:
    Beginning of period                    $14.44          $15.08          $13.12         $12.87          $11.21
    End of period                          $9.19           $14.44          $15.08         $13.12          $12.87
  Accumulation units outstanding
  at the end of period                    239,732         347,981         450,910         433,104         96,014

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(274)

  Accumulation unit value:
    Beginning of period                    $7.32            N/A
    End of period                          $11.21           N/A
  Accumulation units outstanding
  at the end of period                     48,150           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $6.59           $5.89           $5.50           $5.49          $5.55
    End of period                          $3.65           $6.59           $5.89           $5.50          $5.49
  Accumulation units outstanding
  at the end of period                     94,568         160,171          50,437         76,138          8,977

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $5.33            N/A
    End of period                          $5.55            N/A
  Accumulation units outstanding
  at the end of period                      678             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(687)

  Accumulation unit value:
    Beginning of period                    $17.46          $14.94          $15.49         $11.41          $9.47
    End of period                          $8.98           $17.46          $14.94         $15.49          $11.41
  Accumulation units outstanding
  at the end of period                    630,451         824,540        1,312,654       1,028,410       136,985

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                    $14.11          $13.03          $11.87         $11.06          $9.76
    End of period                          $7.90           $14.11          $13.03         $11.87          $11.06
  Accumulation units outstanding
  at the end of period                    353,293         488,228         663,768         618,057         90,543

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(281)

  Accumulation unit value:
    Beginning of period                    $14.57          $14.01          $12.24         $11.01          $9.54
    End of period                          $8.43           $14.57          $14.01         $12.24          $11.01
  Accumulation units outstanding
  at the end of period                     87,583         102,361         129,012         88,653          31,953

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(281)

  Accumulation unit value:
    Beginning of period                    $6.38            N/A
    End of period                          $9.54            N/A
  Accumulation units outstanding
  at the end of period                     18,011           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1791)

  Accumulation unit value:
    Beginning of period                    $9.38            N/A             N/A             N/A            N/A
    End of period                          $4.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,555            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1782)

  Accumulation unit value:
    Beginning of period                    $7.98            N/A             N/A             N/A            N/A
    End of period                          $4.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,901            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1782)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.86          $10.26           N/A             N/A            N/A
    End of period                          $10.22          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    410,110          41,192           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(267)

  Accumulation unit value:
    Beginning of period                    $14.17          $13.39          $13.23         $13.22          $12.94
    End of period                          $13.92          $14.17          $13.39         $13.23          $13.22
  Accumulation units outstanding
  at the end of period                    468,374         366,766         394,752         355,422         83,166

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(267)

  Accumulation unit value:
    Beginning of period                    $12.70           N/A
    End of period                          $12.94           N/A
  Accumulation units outstanding
  at the end of period                     41,224           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(630)

  Accumulation unit value:
    Beginning of period                    $20.05          $22.11          $19.87         $18.68          $16.58
    End of period                          $11.67          $20.05          $22.11         $19.87          $18.68
  Accumulation units outstanding
  at the end of period                     3,356           3,510           4,876           8,530          2,617

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(630)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.87          $13.31          $12.31         $12.38          $12.05
    End of period                          $8.72           $12.87          $13.31         $12.31          $12.38
  Accumulation units outstanding
  at the end of period                    106,297         214,793         253,984         232,522         86,632

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1774)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $5.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,128            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1805)

  Accumulation unit value:
    Beginning of period                    $10.59           N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,954            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1805)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(278)

  Accumulation unit value:
    Beginning of period                    $19.20          $20.81          $18.82         $18.34          $17.08
    End of period                          $9.92           $19.20          $20.81         $18.82          $18.34
  Accumulation units outstanding
  at the end of period                     5,239           18,863          5,822           5,585          30,545

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(278)

  Accumulation unit value:
    Beginning of period                    $13.24           N/A
    End of period                          $17.08           N/A
  Accumulation units outstanding
  at the end of period                     12,184           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1906)

  Accumulation unit value:
    Beginning of period                    $8.34            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      566             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1906)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1459)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.10           N/A             N/A            N/A
    End of period                          $6.63           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    530,159         338,865           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1459)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.22           N/A             N/A            N/A
    End of period                          $6.84           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,494          7,554            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.43          $10.14           N/A             N/A            N/A
    End of period                          $6.20           $10.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,581           3,935            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.48          $10.14           N/A             N/A            N/A
    End of period                          $7.52           $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,521          20,774           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.45          $10.84           N/A             N/A            N/A
    End of period                          $6.67           $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,051          5,546            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.35            N/A             N/A             N/A            N/A
    End of period                          $7.07            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,767           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.28           N/A             N/A            N/A
    End of period                          $6.21           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,691          11,859           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(279)

  Accumulation unit value:
    Beginning of period                    $15.38          $14.40          $12.74         $12.01          $10.90
    End of period                          $9.15           $15.38          $14.40         $12.74          $12.01
  Accumulation units outstanding
  at the end of period                    202,929         253,482         211,971         202,795        118,044

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(279)

  Accumulation unit value:
    Beginning of period                    $8.41            N/A
    End of period                          $10.90           N/A
  Accumulation units outstanding
  at the end of period                     30,256           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                    $11.46          $11.02          $10.45         $10.30          $9.98
    End of period                          $9.67           $11.46          $11.02         $10.45          $10.30
  Accumulation units outstanding
  at the end of period                    477,114         386,969         391,817         360,571        100,948

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(279)

  Accumulation unit value:
    Beginning of period                    $15.25          $14.35          $12.85         $12.23          $11.22
    End of period                          $9.64           $15.25          $14.35         $12.85          $12.23
  Accumulation units outstanding
  at the end of period                    498,830         685,038         600,669         530,630        245,184

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(279)

  Accumulation unit value:
    Beginning of period                    $9.11            N/A
    End of period                          $11.22           N/A
  Accumulation units outstanding
  at the end of period                    111,408           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(696)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.63          $10.77         $10.48          $10.03
    End of period                          $9.44           $12.25          $11.63         $10.77          $10.48
  Accumulation units outstanding
  at the end of period                   1,178,461        820,016         822,548         735,487        101,969

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(270)

  Accumulation unit value:
    Beginning of period                    $14.49          $13.63          $12.43         $11.94          $11.14
    End of period                          $10.27          $14.49          $13.63         $12.43          $11.94
  Accumulation units outstanding
  at the end of period                    793,307        1,055,285       1,056,794       1,147,410       288,516

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(270)

  Accumulation unit value:
    Beginning of period                    $9.48            N/A
    End of period                          $11.14           N/A
  Accumulation units outstanding
  at the end of period                    133,107           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1113)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.77          $9.65            N/A            N/A
    End of period                          $7.86           $11.50          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,390          25,860          26,258           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1113)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1169)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.52          $10.29           N/A            N/A
    End of period                          $8.80           $11.00          $10.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,740          16,974          8,867            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1169)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.51           N/A             N/A            N/A
    End of period                          $6.33           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    100,066          4,815            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(269)

  Accumulation unit value:
    Beginning of period                    $25.64          $24.39          $21.94         $21.30          $19.64
    End of period                          $19.88          $25.64          $24.39         $21.94          $21.30
  Accumulation units outstanding
  at the end of period                    190,909         121,530          91,090         96,144          57,653

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(269)

  Accumulation unit value:
    Beginning of period                    $15.91           N/A
    End of period                          $19.64           N/A
  Accumulation units outstanding
  at the end of period                     10,727           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(281)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.62          $11.37         $11.32          $11.48
    End of period                          $11.90          $11.91          $11.62         $11.37          $11.32
  Accumulation units outstanding
  at the end of period                    985,622         464,009         215,660         160,597         36,433

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(281)

  Accumulation unit value:
    Beginning of period                    $11.65           N/A
    End of period                          $11.48           N/A
  Accumulation units outstanding
  at the end of period                     37,469           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(361)

  Accumulation unit value:
    Beginning of period                    $21.31          $20.21          $17.08         $16.15          $14.38
    End of period                          $13.90          $21.31          $20.21         $17.08          $16.15
  Accumulation units outstanding
  at the end of period                    105,851         137,562         144,286         66,251          12,415

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(361)

  Accumulation unit value:
    Beginning of period                    $12.43           N/A
    End of period                          $14.38           N/A
  Accumulation units outstanding
  at the end of period                     5,044            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(298)

  Accumulation unit value:
    Beginning of period                    $29.65          $27.53          $24.75         $23.85          $22.19
    End of period                          $16.58          $29.65          $27.53         $24.75          $23.85
  Accumulation units outstanding
  at the end of period                     64,139          83,952          74,501         71,604          21,735

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(298)

  Accumulation unit value:
    Beginning of period                    $16.98           N/A
    End of period                          $22.19           N/A
  Accumulation units outstanding
  at the end of period                     8,756            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(306)

  Accumulation unit value:
    Beginning of period                    $41.39          $36.10          $34.56         $30.96          $26.82
    End of period                          $24.03          $41.39          $36.10         $34.56          $30.96
  Accumulation units outstanding
  at the end of period                     74,415          91,665          76,570         70,410          26,694

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(306)

  Accumulation unit value:
    Beginning of period                    $19.54           N/A
    End of period                          $26.82           N/A
  Accumulation units outstanding
  at the end of period                     14,924           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(289)

  Accumulation unit value:
    Beginning of period                    $15.30          $15.52          $13.22         $12.73          $11.29
    End of period                          $8.91           $15.30          $15.52         $13.22          $12.73
  Accumulation units outstanding
  at the end of period                    176,600         237,908         227,967         164,189        113,781

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(289)

  Accumulation unit value:
    Beginning of period                    $8.33            N/A
    End of period                          $11.29           N/A
  Accumulation units outstanding
  at the end of period                     33,122           N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.22%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1038)

  Accumulation unit value:
    Beginning of period                    $12.79          $15.39          $12.85           N/A            N/A
    End of period                          $8.04           $12.79          $15.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,821           6,413           2,393            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1038)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $17.36          $17.74           N/A             N/A            N/A
    End of period                          $10.03          $17.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      457             465             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(635)

  Accumulation unit value:
    Beginning of period                    $13.65          $12.06          $11.43         $10.90          $9.47
    End of period                          $8.32           $13.65          $12.06         $11.43          $10.90
  Accumulation units outstanding
  at the end of period                     4,271           4,363           3,636           3,576          3,576

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(600)

  Accumulation unit value:
    Beginning of period                    $15.03          $13.80          $12.33         $11.62          $11.06
    End of period                          $8.86           $15.03          $13.80         $12.33          $11.62
  Accumulation units outstanding
  at the end of period                      732             775             813             889            932

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(600)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(1114)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.45          $10.40           N/A            N/A
    End of period                          $8.54           $12.18          $11.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,239           2,524             84             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(1114)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1219)

  Accumulation unit value:
    Beginning of period                    $27.95          $23.69          $23.50           N/A            N/A
    End of period                          $15.72          $27.95          $23.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                      650             689             691             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1219)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.61          $11.70           N/A             N/A            N/A
    End of period                          $6.49           $13.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,993          1,299            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(729)

  Accumulation unit value:
    Beginning of period                    $17.55          $17.84          $16.24         $16.06          $15.74
    End of period                          $10.46          $17.55          $17.84         $16.24          $16.06
  Accumulation units outstanding
  at the end of period                       -               -              427             427            427

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(517)

  Accumulation unit value:
    Beginning of period                    $23.61          $21.54          $18.34         $18.29          $17.11
    End of period                          $14.25          $23.61          $21.54         $18.34          $18.29
  Accumulation units outstanding
  at the end of period                     2,836           4,005            835             835           1,621

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(517)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.18           N/A             N/A            N/A
    End of period                          $6.17           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,535          36,905           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.27           N/A             N/A            N/A
    End of period                          $5.72           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      356             357             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.82          $9.93            N/A            N/A
    End of period                          $7.40           $10.77          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,008          15,648          3,360            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81           $9.81            N/A             N/A            N/A
    End of period                          $5.96           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,158          14,150           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1038)

  Accumulation unit value:
    Beginning of period                    $11.48          $12.51          $12.08           N/A            N/A
    End of period                          $7.51           $11.48          $12.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,799           3,129            321             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1038)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(729)

  Accumulation unit value:
    Beginning of period                    $18.51          $17.69          $17.28         $17.21          $17.18
    End of period                          $17.17          $18.51          $17.69         $17.28          $17.21
  Accumulation units outstanding
  at the end of period                     1,682           2,547           2,706            274            274

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1038)

  Accumulation unit value:
    Beginning of period                    $12.76          $12.70          $11.83           N/A            N/A
    End of period                          $7.98           $12.76          $12.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,138           5,570             52             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1038)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.58            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,917            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(671)

  Accumulation unit value:
    Beginning of period                    $16.22          $14.81          $11.48          $9.89          $8.60
    End of period                          $8.81           $16.22          $14.81         $11.48          $9.89
  Accumulation units outstanding
  at the end of period                     8,487           8,652           2,788           2,178          1,505

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(671)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(729)

  Accumulation unit value:
    Beginning of period                    $23.32          $22.09          $20.16         $19.41          $19.03
    End of period                          $12.67          $23.32          $22.09         $20.16          $19.41
  Accumulation units outstanding
  at the end of period                      532             581             106             106            106

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(729)

  Accumulation unit value:
    Beginning of period                    $15.66          $14.65          $14.44         $14.40          $14.41
    End of period                          $16.32          $15.66          $14.65         $14.44          $14.40
  Accumulation units outstanding
  at the end of period                       -               -               27              -             140

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.96          $10.31           N/A             N/A            N/A
    End of period                          $6.82           $13.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,197          2,392            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(671)

  Accumulation unit value:
    Beginning of period                    $18.52          $19.44          $17.35         $16.30          $14.34
    End of period                          $11.05          $18.52          $19.44         $17.35          $16.30
  Accumulation units outstanding
  at the end of period                     3,056           5,394           2,969            990            995

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(671)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(600)

  Accumulation unit value:
    Beginning of period                    $14.75          $16.18          $14.16         $13.84          $12.47
    End of period                          $8.86           $14.75          $16.18         $14.16          $13.84
  Accumulation units outstanding
  at the end of period                     1,614           2,672           1,919           1,992          2,036

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(600)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1344)

  Accumulation unit value:
    Beginning of period                    $9.77           $10.18           N/A             N/A            N/A
    End of period                          $6.09           $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,742           1,746            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1344)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(443)

  Accumulation unit value:
    Beginning of period                    $11.37          $11.97          $10.90         $11.48          $9.63
    End of period                          $7.20           $11.37          $11.97         $10.90          $11.48
  Accumulation units outstanding
  at the end of period                     9,514           14,452          5,459           2,506          4,252

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(443)

  Accumulation unit value:
    Beginning of period                    $8.55            N/A
    End of period                          $9.63            N/A
  Accumulation units outstanding
  at the end of period                     4,688            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(517)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.95          $10.81         $10.85          $10.82
    End of period                          $11.56          $11.40          $10.95         $10.81          $10.85
  Accumulation units outstanding
  at the end of period                     13,596          9,338           5,698           5,512          4,034

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(517)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1182)

  Accumulation unit value:
    Beginning of period                    $5.85           $5.74           $5.54            N/A            N/A
    End of period                          $3.45           $5.85           $5.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,675           10,037          5,891            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1182)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(1198)

  Accumulation unit value:
    Beginning of period                    $9.96           $11.05          $10.93           N/A            N/A
    End of period                          $6.69           $9.96           $11.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                      456             457             457             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(1198)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(441)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.76          $8.49           $9.21          $9.15
    End of period                          $5.61           $10.63          $10.76          $8.49          $9.21
  Accumulation units outstanding
  at the end of period                     11,214          11,163          12,157         13,168          10,090

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(441)

  Accumulation unit value:
    Beginning of period                    $8.05            N/A
    End of period                          $9.15            N/A
  Accumulation units outstanding
  at the end of period                     5,368            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.33          $11.74          $10.30           N/A            N/A
    End of period                          $5.12           $10.33          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,317           5,744            119             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(770)

  Accumulation unit value:
    Beginning of period                    $9.40           $9.26           $8.10           $7.94           N/A
    End of period                          $5.72           $9.40           $9.26           $8.10           N/A
  Accumulation units outstanding
  at the end of period                     2,748           3,828           2,705            862            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(770)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(531)

  Accumulation unit value:
    Beginning of period                    $11.32          $14.00          $12.06         $11.62          $11.21
    End of period                          $5.46           $11.32          $14.00         $12.06          $11.62
  Accumulation units outstanding
  at the end of period                      777             657             657              -             995

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(441)

  Accumulation unit value:
    Beginning of period                    $18.13          $16.68          $12.17         $11.30          $9.02
    End of period                          $9.13           $18.13          $16.68         $12.17          $11.30
  Accumulation units outstanding
  at the end of period                     16,642          22,371          12,328          6,073          6,603

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(441)

  Accumulation unit value:
    Beginning of period                    $8.67            N/A
    End of period                          $9.02            N/A
  Accumulation units outstanding
  at the end of period                     5,060            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(1198)

  Accumulation unit value:
    Beginning of period                    $11.89          $11.30          $11.23           N/A            N/A
    End of period                          $8.93           $11.89          $11.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,521           3,525            623             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(1198)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1467)

  Accumulation unit value:
    Beginning of period                    $9.85           $9.98            N/A             N/A            N/A
    End of period                          $6.76           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,410           1,428            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1467)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(600)

  Accumulation unit value:
    Beginning of period                    $19.51          $18.07          $14.71         $13.27          $11.59
    End of period                          $10.89          $19.51          $18.07         $14.71          $13.27
  Accumulation units outstanding
  at the end of period                     6,799           9,559           4,893           3,207          2,089

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(600)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(823)

  Accumulation unit value:
    Beginning of period                    $13.58          $13.70          $11.78         $10.66           N/A
    End of period                          $7.63           $13.58          $13.70         $11.78           N/A
  Accumulation units outstanding
  at the end of period                     77,985          80,314          66,049         32,419           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(823)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1078)

  Accumulation unit value:
    Beginning of period                    $11.86          $10.68          $9.44            N/A            N/A
    End of period                          $6.25           $11.86          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,815           6,642           2,845            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(975)

  Accumulation unit value:
    Beginning of period                    $12.49          $10.72          $10.47         $10.56           N/A
    End of period                          $7.14           $12.49          $10.72         $10.47           N/A
  Accumulation units outstanding
  at the end of period                      853              -             1,686           1,605           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(975)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                    $10.78           N/A             N/A             N/A            N/A
    End of period                          $6.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      872             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(531)

  Accumulation unit value:
    Beginning of period                    $34.88          $26.36          $22.31         $16.68          $13.90
    End of period                          $21.20          $34.88          $26.36         $22.31          $16.68
  Accumulation units outstanding
  at the end of period                     3,980           1,411           2,911             -             802

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(441)

  Accumulation unit value:
    Beginning of period                    $13.48          $13.13          $12.82          $9.55          $8.30
    End of period                          $6.64           $13.48          $13.13         $12.82          $9.55
  Accumulation units outstanding
  at the end of period                     10,304          12,244          7,592           5,193          7,285

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(441)

  Accumulation unit value:
    Beginning of period                    $7.75            N/A
    End of period                          $8.30            N/A
  Accumulation units outstanding
  at the end of period                     5,723            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.92            N/A             N/A             N/A            N/A
    End of period                          $7.02            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      931             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(517)

  Accumulation unit value:
    Beginning of period                    $15.50          $14.75          $13.75         $12.56          $11.68
    End of period                          $9.46           $15.50          $14.75         $13.75          $12.56
  Accumulation units outstanding
  at the end of period                     7,885           9,153           6,590           6,761          5,606

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(517)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(517)

  Accumulation unit value:
    Beginning of period                    $12.09          $11.79          $10.47         $10.26          $9.90
    End of period                          $7.38           $12.09          $11.79         $10.47          $10.26
  Accumulation units outstanding
  at the end of period                     13,744          16,283          12,857         13,232          14,172

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(517)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $8.10            N/A             N/A             N/A            N/A
    End of period                          $6.00            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,284            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(441)

  Accumulation unit value:
    Beginning of period                    $17.64          $20.15          $18.82         $17.66          $16.04
    End of period                          $10.34          $17.64          $20.15         $18.82          $17.66
  Accumulation units outstanding
  at the end of period                     3,569           4,493           3,760           2,970          3,617

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(441)

  Accumulation unit value:
    Beginning of period                    $15.10           N/A
    End of period                          $16.04           N/A
  Accumulation units outstanding
  at the end of period                     2,801            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(600)

  Accumulation unit value:
    Beginning of period                    $14.43          $15.07          $13.12         $12.87          $11.38
    End of period                          $9.18           $14.43          $15.07         $13.12          $12.87
  Accumulation units outstanding
  at the end of period                     6,980           7,945           2,842           3,001          1,810

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(600)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(1198)

  Accumulation unit value:
    Beginning of period                    $6.59           $5.88           $6.00            N/A            N/A
    End of period                          $3.65           $6.59           $5.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,598           7,471           1,498            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(1198)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(765)

  Accumulation unit value:
    Beginning of period                    $17.46          $14.94          $15.49         $11.86           N/A
    End of period                          $8.97           $17.46          $14.94         $15.49           N/A
  Accumulation units outstanding
  at the end of period                     10,312          12,543          9,319           3,251           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(992)

  Accumulation unit value:
    Beginning of period                    $14.11          $13.03          $12.36           N/A            N/A
    End of period                          $7.89           $14.11          $13.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,857           9,761           6,162            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(729)

  Accumulation unit value:
    Beginning of period                    $14.56          $14.00          $12.24         $11.00          $10.81
    End of period                          $8.42           $14.56          $14.00         $12.24          $11.00
  Accumulation units outstanding
  at the end of period                     1,391           1,519           1,821            249            249

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.25           N/A             N/A             N/A            N/A
    End of period                          $10.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,147            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(456)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.38          $13.22         $13.21          $12.93
    End of period                          $13.90          $14.16          $13.38         $13.22          $13.21
  Accumulation units outstanding
  at the end of period                     14,379          11,420          6,038           5,203          5,163

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(456)

  Accumulation unit value:
    Beginning of period                    $12.90           N/A
    End of period                          $12.93           N/A
  Accumulation units outstanding
  at the end of period                      483             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.86          $13.30          $12.30         $12.37          $12.05
    End of period                          $8.71           $12.86          $13.30         $12.30          $12.37
  Accumulation units outstanding
  at the end of period                     6,076           6,864           3,077            831            708

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $19.18          $20.95           N/A             N/A            N/A
    End of period                          $9.90           $19.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      569             621             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1930)

  Accumulation unit value:
    Beginning of period                    $5.45            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      338             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1930)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.45          $10.86           N/A             N/A            N/A
    End of period                          $6.66           $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,631          8,744            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $15.36          $14.39          $12.73         $12.00          $11.05
    End of period                          $9.14           $15.36          $14.39         $12.73          $12.00
  Accumulation units outstanding
  at the end of period                     67,091          67,099          48,110         31,421          46,854

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(500)

  Accumulation unit value:
    Beginning of period                    $15.24          $14.33          $12.84         $12.22          $11.52
    End of period                          $9.63           $15.24          $14.33         $12.84          $12.22
  Accumulation units outstanding
  at the end of period                     41,932          40,664          13,256         13,655          13,327

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(500)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $11.67           N/A             N/A             N/A            N/A
    End of period                          $9.43            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,292           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(570)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.62          $12.42         $11.93          $11.09
    End of period                          $10.26          $14.47          $13.62         $12.42          $11.93
  Accumulation units outstanding
  at the end of period                     53,063          55,930          16,917          7,730          6,435

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(570)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.50          $11.78           N/A             N/A            N/A
    End of period                          $7.86           $11.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,187           2,210            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(626)

  Accumulation unit value:
    Beginning of period                    $25.61          $24.36          $21.91         $21.28          $19.56
    End of period                          $19.86          $25.61          $24.36         $21.91          $21.28
  Accumulation units outstanding
  at the end of period                     4,819           3,387           3,405           3,423          3,441

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(729)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.63          $11.37         $11.30          $11.31
    End of period                          $11.91          $11.91          $11.63         $11.37          $11.30
  Accumulation units outstanding
  at the end of period                     16,433          17,058            25             155            297

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(729)

  Accumulation unit value:
    Beginning of period                    $21.30          $20.20          $17.08         $16.14          $15.87
    End of period                          $13.89          $21.30          $20.20         $17.08          $16.14
  Accumulation units outstanding
  at the end of period                     1,358           1,431           1,200            212            212

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(729)

  Accumulation unit value:
    Beginning of period                    $29.61          $27.50          $24.72         $23.83          $23.42
    End of period                          $16.55          $29.61          $27.50         $24.72          $23.83
  Accumulation units outstanding
  at the end of period                     2,167           1,777            287             287            287

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(600)

  Accumulation unit value:
    Beginning of period                    $41.33          $36.06          $34.52         $30.93          $27.88
    End of period                          $23.99          $41.33          $36.06         $34.52          $30.93
  Accumulation units outstanding
  at the end of period                     1,861           2,391           2,521           2,364          2,249

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(600)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(671)

  Accumulation unit value:
    Beginning of period                    $15.29          $15.51          $13.21         $12.72          $11.52
    End of period                          $8.90           $15.29          $15.51         $13.21          $12.72
  Accumulation units outstanding
  at the end of period                       -             1,099           1,644           1,650          1,656

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(671)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.245%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.77          $15.37          $11.53         $10.74           N/A
    End of period                          $8.03           $12.77          $15.37         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     68,674          46,856          7,100           1,161           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(989)

  Accumulation unit value:
    Beginning of period                    $17.30          $16.12          $14.12           N/A            N/A
    End of period                          $9.99           $17.30          $16.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                     56,286          40,827            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(989)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(464)

  Accumulation unit value:
    Beginning of period                    $13.63          $12.04          $11.42         $10.89          $10.12
    End of period                          $8.31           $13.63          $12.04         $11.42          $10.89
  Accumulation units outstanding
  at the end of period                    117,258          33,926          4,521           2,343          5,604

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(464)

  Accumulation unit value:
    Beginning of period                    $10.06           N/A
    End of period                          $10.12           N/A
  Accumulation units outstanding
  at the end of period                     2,265            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(464)

  Accumulation unit value:
    Beginning of period                    $15.01          $13.78          $12.31         $11.61          $11.12
    End of period                          $8.85           $15.01          $13.78         $12.31          $11.61
  Accumulation units outstanding
  at the end of period                     36,870          11,552          4,526           4,257          2,749

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(464)

  Accumulation unit value:
    Beginning of period                    $11.14           N/A
    End of period                          $11.12           N/A
  Accumulation units outstanding
  at the end of period                     1,143            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(687)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.43          $10.55          $9.80          $9.08
    End of period                          $8.46           $12.06          $11.43         $10.55          $9.80
  Accumulation units outstanding
  at the end of period                    102,179          34,700          3,411           4,029          1,844

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(687)

  Accumulation unit value:
    Beginning of period                    $27.86          $23.62          $21.32         $21.39          $19.44
    End of period                          $15.67          $27.86          $23.62         $21.32          $21.39
  Accumulation units outstanding
  at the end of period                     12,662          15,837          1,070           1,492          1,070

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1465)

  Accumulation unit value:
    Beginning of period                    $9.85           $9.62            N/A             N/A            N/A
    End of period                          $4.44           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,689          3,798            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(857)

  Accumulation unit value:
    Beginning of period                    $27.04          $25.20          $24.64         $23.35           N/A
    End of period                          $15.63          $27.04          $25.20         $24.64           N/A
  Accumulation units outstanding
  at the end of period                     33,406          10,764           190             705            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(857)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.60          $10.18           N/A             N/A            N/A
    End of period                          $6.49           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    261,607         316,895           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.62          $9.81            N/A             N/A            N/A
    End of period                          $6.47           $10.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    130,679          13,623           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(675)

  Accumulation unit value:
    Beginning of period                    $17.50          $17.80          $16.20         $16.02          $14.79
    End of period                          $10.43          $17.50          $17.80         $16.20          $16.02
  Accumulation units outstanding
  at the end of period                     1,421           1,690            284             299            315

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1037)

  Accumulation unit value:
    Beginning of period                    $23.54          $21.48          $20.64           N/A            N/A
    End of period                          $14.21          $23.54          $21.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,639          24,348          2,546            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1037)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.00           N/A             N/A            N/A
    End of period                          $6.17           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    851,413         698,906           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.85           $9.96            N/A             N/A            N/A
    End of period                          $5.72           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,917          29,361           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1122)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.82          $10.14           N/A            N/A
    End of period                          $7.40           $10.77          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                    204,269         155,794          6,786            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81           $9.81            N/A             N/A            N/A
    End of period                          $5.96           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,239          23,590           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                    $11.48          $12.51          $10.87         $10.94           N/A
    End of period                          $7.51           $11.48          $12.51         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     44,108          8,869           1,346           1,591           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(475)

  Accumulation unit value:
    Beginning of period                    $18.45          $17.64          $17.23         $17.17          $16.43
    End of period                          $17.11          $18.45          $17.64         $17.23          $17.17
  Accumulation units outstanding
  at the end of period                     71,467         122,210         195,249         35,037          1,528

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(475)

  Accumulation unit value:
    Beginning of period                    $16.35           N/A
    End of period                          $16.43           N/A
  Accumulation units outstanding
  at the end of period                      373             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1908)

  Accumulation unit value:
    Beginning of period                    $9.56            N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,213            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1908)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(939)

  Accumulation unit value:
    Beginning of period                    $12.76          $12.70          $11.22         $10.70           N/A
    End of period                          $7.98           $12.76          $12.70         $11.22           N/A
  Accumulation units outstanding
  at the end of period                     38,716          22,549          1,306            762            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(939)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1165)

  Accumulation unit value:
    Beginning of period                    $10.41          $10.16          $10.11           N/A            N/A
    End of period                          $9.57           $10.41          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,218          35,819            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1165)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(510)

  Accumulation unit value:
    Beginning of period                    $16.18          $14.78          $11.45          $9.88          $8.39
    End of period                          $8.78           $16.18          $14.78         $11.45          $9.88
  Accumulation units outstanding
  at the end of period                     47,106          80,692          10,705           482           2,433

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(510)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1122)

  Accumulation unit value:
    Beginning of period                    $23.25          $22.03          $19.51           N/A            N/A
    End of period                          $12.63          $23.25          $22.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,502          3,700             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.51          $14.38         $14.36          $14.07
    End of period                          $15.72          $15.10          $14.51         $14.38          $14.36
  Accumulation units outstanding
  at the end of period                    316,914          50,120          4,470           1,099           957

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1197)

  Accumulation unit value:
    Beginning of period                    $13.95          $10.83          $10.23           N/A            N/A
    End of period                          $6.82           $13.95          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                    147,569         114,046           785             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1197)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(464)

  Accumulation unit value:
    Beginning of period                    $18.47          $19.40          $17.32         $16.28          $13.35
    End of period                          $11.02          $18.47          $19.40         $17.32          $16.28
  Accumulation units outstanding
  at the end of period                     27,515          27,197          10,786         14,271          2,931

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(464)

  Accumulation unit value:
    Beginning of period                    $12.97           N/A
    End of period                          $13.35           N/A
  Accumulation units outstanding
  at the end of period                      667             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(464)

  Accumulation unit value:
    Beginning of period                    $14.71          $16.14          $14.14         $13.81          $12.24
    End of period                          $8.83           $14.71          $16.14         $14.14          $13.81
  Accumulation units outstanding
  at the end of period                     8,197           14,114          10,175         14,964          2,262

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(464)

  Accumulation unit value:
    Beginning of period                    $11.93           N/A
    End of period                          $12.24           N/A
  Accumulation units outstanding
  at the end of period                      728             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics
Division(1904)

  Accumulation unit value:
    Beginning of period                    $8.55            N/A             N/A             N/A            N/A
    End of period                          $8.38            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       61             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics
Division(1904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1337)

  Accumulation unit value:
    Beginning of period                    $9.77           $10.38           N/A             N/A            N/A
    End of period                          $6.09           $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    159,168          29,461           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(503)

  Accumulation unit value:
    Beginning of period                    $11.35          $11.94          $10.88         $11.47          $9.73
    End of period                          $7.19           $11.35          $11.94         $10.88          $11.47
  Accumulation units outstanding
  at the end of period                     95,725         135,449          25,487         30,928          8,873

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(503)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.94          $10.80         $10.84          $10.50
    End of period                          $11.54          $11.38          $10.94         $10.80          $10.84
  Accumulation units outstanding
  at the end of period                    119,967          99,741          10,094         11,024          4,178

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.84           $5.73           $4.92            N/A            N/A
    End of period                          $3.45           $5.84           $5.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                     63,660          53,109          6,555            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(929)

  Accumulation unit value:
    Beginning of period                    $9.94           $11.03          $9.95           $9.54           N/A
    End of period                          $6.68           $9.94           $11.03          $9.95           N/A
  Accumulation units outstanding
  at the end of period                     21,211          7,931            495             303            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(929)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(503)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.74          $8.48           $9.19          $9.22
    End of period                          $5.60           $10.61          $10.74          $8.48          $9.19
  Accumulation units outstanding
  at the end of period                    119,865         186,676          50,147         61,438          13,998

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(503)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                    $10.33          $11.74          $10.10           N/A            N/A
    End of period                          $5.11           $10.33          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                    166,437          82,205          2,650            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(529)

  Accumulation unit value:
    Beginning of period                    $9.38           $9.24           $8.09           $7.94          $7.53
    End of period                          $5.70           $9.38           $9.24           $8.09          $7.94
  Accumulation units outstanding
  at the end of period                    100,280         115,185           763            5,376          4,392

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(529)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(933)

  Accumulation unit value:
    Beginning of period                    $11.29          $13.97          $12.04         $11.06           N/A
    End of period                          $5.45           $11.29          $13.97         $12.04           N/A
  Accumulation units outstanding
  at the end of period                    183,456          21,345          3,282            262            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(475)

  Accumulation unit value:
    Beginning of period                    $18.09          $16.65          $12.15         $11.28          $9.00
    End of period                          $9.11           $18.09          $16.65         $12.15          $11.28
  Accumulation units outstanding
  at the end of period                    154,228         193,470          31,345         36,520          14,068

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(475)

  Accumulation unit value:
    Beginning of period                    $8.66            N/A
    End of period                          $9.00            N/A
  Accumulation units outstanding
  at the end of period                     1,409            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(933)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.28          $10.85         $10.53           N/A
    End of period                          $8.91           $11.86          $11.28         $10.85           N/A
  Accumulation units outstanding
  at the end of period                    214,853          42,135          7,886           1,003           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1321)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.20           N/A             N/A            N/A
    End of period                          $6.76           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,233          37,030           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(546)

  Accumulation unit value:
    Beginning of period                    $19.48          $18.05          $14.70         $13.26          $11.63
    End of period                          $10.87          $19.48          $18.05         $14.70          $13.26
  Accumulation units outstanding
  at the end of period                     94,567          95,746          27,327         27,861          10,036

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                    $13.57          $13.69          $11.78         $10.89          $10.24
    End of period                          $7.63           $13.57          $13.69         $11.78          $10.89
  Accumulation units outstanding
  at the end of period                   1,902,956       2,010,793        650,606         373,848         19,203

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.67          $9.03            N/A            N/A
    End of period                          $6.25           $11.85          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                    358,724         532,274            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(857)

  Accumulation unit value:
    Beginning of period                    $12.48          $10.72          $10.46          $9.70           N/A
    End of period                          $7.14           $12.48          $10.72         $10.46           N/A
  Accumulation units outstanding
  at the end of period                     75,083          71,759          10,224         10,707           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(857)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1312)

  Accumulation unit value:
    Beginning of period                    $11.51          $9.99            N/A             N/A            N/A
    End of period                          $6.08           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    105,920          53,702           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1312)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $34.80          $26.31          $22.28         $16.65          $14.47
    End of period                          $21.15          $34.80          $26.31         $22.28          $16.65
  Accumulation units outstanding
  at the end of period                    252,853          74,932          6,047           4,273           556

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(503)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.10          $12.80          $9.54          $8.61
    End of period                          $6.63           $13.45          $13.10         $12.80          $9.54
  Accumulation units outstanding
  at the end of period                     76,460         127,828          30,169         48,255          14,822

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(503)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1132)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.15          $9.44            N/A            N/A
    End of period                          $7.02           $10.67          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,665          2,724            646             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1132)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(602)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.73          $13.74         $12.55          $11.36
    End of period                          $9.45           $15.48          $14.73         $13.74          $12.55
  Accumulation units outstanding
  at the end of period                    107,319          88,026          19,939         20,502          12,081

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(602)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(507)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.78          $10.46         $10.25          $9.71
    End of period                          $7.36           $12.08          $11.78         $10.46          $10.25
  Accumulation units outstanding
  at the end of period                    213,956         228,850          38,395         60,220         130,484

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(507)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                    $8.80           $10.29           N/A             N/A            N/A
    End of period                          $6.00           $8.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    118,547          54,862           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(503)

  Accumulation unit value:
    Beginning of period                    $17.61          $20.11          $18.78         $17.64          $16.01
    End of period                          $10.32          $17.61          $20.11         $18.78          $17.64
  Accumulation units outstanding
  at the end of period                     39,320          77,719          21,724         23,399          5,822

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(503)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(510)

  Accumulation unit value:
    Beginning of period                    $14.41          $15.05          $13.10         $12.86          $11.42
    End of period                          $9.17           $14.41          $15.05         $13.10          $12.86
  Accumulation units outstanding
  at the end of period                     87,695          88,202          19,904         20,224          13,470

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(510)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(687)

  Accumulation unit value:
    Beginning of period                    $6.58           $5.87           $5.49           $5.48          $4.98
    End of period                          $3.64           $6.58           $5.87           $5.49          $5.48
  Accumulation units outstanding
  at the end of period                    211,981         162,857          5,694           2,691          1,344

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                    $17.44          $14.93          $15.48         $12.63           N/A
    End of period                          $8.96           $17.44          $14.93         $15.48           N/A
  Accumulation units outstanding
  at the end of period                    241,643         165,444          25,991         20,917           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                    $14.10          $13.02          $11.87         $10.87           N/A
    End of period                          $7.89           $14.10          $13.02         $11.87           N/A
  Accumulation units outstanding
  at the end of period                     56,004          29,695          5,071           3,998           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $14.53          $13.98          $12.22         $10.99          $9.53
    End of period                          $8.40           $14.53          $13.98         $12.22          $10.99
  Accumulation units outstanding
  at the end of period                     25,993          37,384          16,051          5,093          3,819

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $8.99            N/A
    End of period                          $9.53            N/A
  Accumulation units outstanding
  at the end of period                     2,579            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1793)

  Accumulation unit value:
    Beginning of period                    $9.42            N/A             N/A             N/A            N/A
    End of period                          $4.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,353            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1784)

  Accumulation unit value:
    Beginning of period                    $8.07            N/A             N/A             N/A            N/A
    End of period                          $4.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,022           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1784)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.85          $9.96            N/A             N/A            N/A
    End of period                          $10.22          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    210,601          32,416           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(464)

  Accumulation unit value:
    Beginning of period                    $14.12          $13.35          $13.19         $13.18          $12.91
    End of period                          $13.87          $14.12          $13.35         $13.19          $13.18
  Accumulation units outstanding
  at the end of period                    413,528         222,750         294,411         18,963          4,448

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(464)

  Accumulation unit value:
    Beginning of period                    $12.80           N/A
    End of period                          $12.91           N/A
  Accumulation units outstanding
  at the end of period                     1,344            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                    $15.25           N/A             N/A             N/A            N/A
    End of period                          $11.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,148            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.83          $13.27          $12.28         $12.35          $12.03
    End of period                          $8.69           $12.83          $13.27         $12.28          $12.35
  Accumulation units outstanding
  at the end of period                    344,293         263,172         268,692         127,478         2,414

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1789)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $5.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,300           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                    $10.53           N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,560            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(950)

  Accumulation unit value:
    Beginning of period                    $19.12          $20.72          $18.75         $18.28           N/A
    End of period                          $9.87           $19.12          $20.72         $18.75           N/A
  Accumulation units outstanding
  at the end of period                     6,319           1,174           1,706           2,400           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(950)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1904)

  Accumulation unit value:
    Beginning of period                    $8.42            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,422            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.37            N/A             N/A             N/A            N/A
    End of period                          $6.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    188,654           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.28            N/A             N/A             N/A            N/A
    End of period                          $6.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    219,230           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.42          $10.22           N/A             N/A            N/A
    End of period                          $6.20           $10.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,568          18,527           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.47          $9.98            N/A             N/A            N/A
    End of period                          $7.52           $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,156          16,992           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.44          $10.40           N/A             N/A            N/A
    End of period                          $6.66           $10.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     68,966          26,185           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1470)

  Accumulation unit value:
    Beginning of period                    $9.76           $9.76            N/A             N/A            N/A
    End of period                          $7.07           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,826          4,350            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1470)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.91            N/A             N/A            N/A
    End of period                          $6.21           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,415          12,848           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(687)

  Accumulation unit value:
    Beginning of period                    $15.32          $14.36          $12.70         $11.98          $10.79
    End of period                          $9.12           $15.32          $14.36         $12.70          $11.98
  Accumulation units outstanding
  at the end of period                     25,885          10,248          1,927           1,927          1,927

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(897)

  Accumulation unit value:
    Beginning of period                    $11.44          $11.01          $10.44         $10.36           N/A
    End of period                          $9.65           $11.44          $11.01         $10.44           N/A
  Accumulation units outstanding
  at the end of period                    137,771         279,074          16,063         16,325           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(546)

  Accumulation unit value:
    Beginning of period                    $15.20          $14.30          $12.81         $12.20          $11.35
    End of period                          $9.61           $15.20          $14.30         $12.81          $12.20
  Accumulation units outstanding
  at the end of period                    119,267          49,705          60,214         79,222          19,100

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.62          $10.76         $10.19           N/A
    End of period                          $9.42           $12.24          $11.62         $10.76           N/A
  Accumulation units outstanding
  at the end of period                    227,598         190,194          5,669           1,662           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(546)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.59          $12.39         $11.91          $11.22
    End of period                          $10.24          $14.44          $13.59         $12.39          $11.91
  Accumulation units outstanding
  at the end of period                    312,542          71,242          37,944         43,638          3,137

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.50          $11.39           N/A             N/A            N/A
    End of period                          $7.86           $11.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,846          1,523            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $10.78           N/A             N/A             N/A            N/A
    End of period                          $7.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,326           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.28           N/A             N/A             N/A            N/A
    End of period                          $7.43            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,579            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1132)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.51          $9.94            N/A            N/A
    End of period                          $8.80           $10.99          $10.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                      308              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1132)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1470)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.06           N/A             N/A            N/A
    End of period                          $6.33           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,666          8,441            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(464)

  Accumulation unit value:
    Beginning of period                    $25.53          $24.29          $21.86         $21.23          $19.58
    End of period                          $19.79          $25.53          $24.29         $21.86          $21.23
  Accumulation units outstanding
  at the end of period                     61,586          22,298          8,445           9,825          2,594

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(464)

  Accumulation unit value:
    Beginning of period                    $18.87           N/A
    End of period                          $19.58           N/A
  Accumulation units outstanding
  at the end of period                      539             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.58          $11.33         $11.28          $11.29
    End of period                          $11.85          $11.86          $11.58         $11.33          $11.28
  Accumulation units outstanding
  at the end of period                    952,333         491,792          40,417         12,510          6,925

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(475)

  Accumulation unit value:
    Beginning of period                    $21.28          $20.18          $17.06         $16.14          $14.38
    End of period                          $13.87          $21.28          $20.18         $17.06          $16.14
  Accumulation units outstanding
  at the end of period                     57,561          22,772          7,057           1,960          2,523

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(475)

  Accumulation unit value:
    Beginning of period                    $13.77           N/A
    End of period                          $14.38           N/A
  Accumulation units outstanding
  at the end of period                      443             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(475)

  Accumulation unit value:
    Beginning of period                    $29.52          $27.42          $24.66         $23.77          $22.12
    End of period                          $16.50          $29.52          $27.42         $24.66          $23.77
  Accumulation units outstanding
  at the end of period                     17,483          19,886          4,264           1,477          1,485

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(475)

  Accumulation unit value:
    Beginning of period                    $21.26           N/A
    End of period                          $22.12           N/A
  Accumulation units outstanding
  at the end of period                      287             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $41.20          $35.95          $34.43         $30.86          $26.74
    End of period                          $23.91          $41.20          $35.95         $34.43          $30.86
  Accumulation units outstanding
  at the end of period                     22,008          52,691          5,296           2,347          2,102

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $26.25           N/A
    End of period                          $26.74           N/A
  Accumulation units outstanding
  at the end of period                      427             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(464)

  Accumulation unit value:
    Beginning of period                    $15.26          $15.48          $13.19         $12.71          $11.28
    End of period                          $8.88           $15.26          $15.48         $13.19          $12.71
  Accumulation units outstanding
  at the end of period                     42,665          41,024          15,033          6,968          8,186

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(464)

  Accumulation unit value:
    Beginning of period                    $10.60           N/A
    End of period                          $11.28           N/A
  Accumulation units outstanding
  at the end of period                     2,092            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.25%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.77          $15.37          $11.53         $10.74           N/A
    End of period                          $8.03           $12.77          $15.37         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     1,902           2,276           6,491           2,413           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(380)

  Accumulation unit value:
    Beginning of period                    $17.29          $16.11          $13.44         $12.42          $10.92
    End of period                          $9.99           $17.29          $16.11         $13.44          $12.42
  Accumulation units outstanding
  at the end of period                     10,822          20,886          12,938          9,853          3,888

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(380)

  Accumulation unit value:
    Beginning of period                    $9.24            N/A
    End of period                          $10.92           N/A
  Accumulation units outstanding
  at the end of period                      271             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.03          $11.41         $10.88          $10.12
    End of period                          $8.30           $13.62          $12.03         $11.41          $10.88
  Accumulation units outstanding
  at the end of period                     14,682          30,250          12,124         10,816          6,573

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                    $8.39            N/A
    End of period                          $10.12           N/A
  Accumulation units outstanding
  at the end of period                     1,264            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                    $14.99          $13.77          $12.30         $11.60          $11.10
    End of period                          $8.83           $14.99          $13.77         $12.30          $11.60
  Accumulation units outstanding
  at the end of period                     6,605           6,490           6,655           7,304           861

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                    $8.22            N/A
    End of period                          $11.10           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(313)

  Accumulation unit value:
    Beginning of period                    $12.05          $11.42          $10.54          $9.79          $9.15
    End of period                          $8.45           $12.05          $11.42         $10.54          $9.79
  Accumulation units outstanding
  at the end of period                     10,884          14,392          14,558         11,484          1,250

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(313)

  Accumulation unit value:
    Beginning of period                    $8.41            N/A
    End of period                          $9.15            N/A
  Accumulation units outstanding
  at the end of period                      312             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(963)

  Accumulation unit value:
    Beginning of period                    $27.85          $23.61          $21.31         $20.91           N/A
    End of period                          $15.66          $27.85          $23.61         $21.31           N/A
  Accumulation units outstanding
  at the end of period                     1,294           2,004            909             956            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(963)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(523)

  Accumulation unit value:
    Beginning of period                    $27.02          $25.19          $24.63         $24.06          $22.61
    End of period                          $15.62          $27.02          $25.19         $24.63          $24.06
  Accumulation units outstanding
  at the end of period                       -               -             1,135           1,856          3,456

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(523)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.60          $11.16           N/A             N/A            N/A
    End of period                          $6.49           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,760           11,791           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.62          $10.61           N/A             N/A            N/A
    End of period                          $6.47           $10.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      222             236             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                    $17.49          $17.79          $16.19         $16.02          $15.41
    End of period                          $10.43          $17.49          $17.79         $16.19          $16.02
  Accumulation units outstanding
  at the end of period                      753             403             425            3,260          1,636

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                    $11.88           N/A
    End of period                          $15.41           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(282)

  Accumulation unit value:
    Beginning of period                    $23.51          $21.46          $18.27         $18.23          $15.69
    End of period                          $14.19          $23.51          $21.46         $18.27          $18.23
  Accumulation units outstanding
  at the end of period                     2,513            291             412              -             693

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(282)

  Accumulation unit value:
    Beginning of period                    $10.13           N/A
    End of period                          $15.69           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $9.97            N/A             N/A            N/A
    End of period                          $6.17           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,723          55,275           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.82          $9.99            N/A            N/A
    End of period                          $7.40           $10.77          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,515          12,665            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81           $9.94            N/A             N/A            N/A
    End of period                          $5.95           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,389            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                    $11.48          $12.51          $10.87         $10.80           N/A
    End of period                          $7.50           $11.48          $12.51         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     3,131           2,624           1,051             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(326)

  Accumulation unit value:
    Beginning of period                    $18.44          $17.63          $17.22         $17.16          $16.42
    End of period                          $17.10          $18.44          $17.63         $17.22          $17.16
  Accumulation units outstanding
  at the end of period                     36,620          19,331          3,331           4,708          3,429

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(326)

  Accumulation unit value:
    Beginning of period                    $15.98           N/A
    End of period                          $16.42           N/A
  Accumulation units outstanding
  at the end of period                     1,168            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                    $12.76          $12.70          $11.22         $11.12           N/A
    End of period                          $7.97           $12.76          $12.70         $11.22           N/A
  Accumulation units outstanding
  at the end of period                     3,439           3,237           2,621           2,410           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.41          $10.16          $10.00           N/A            N/A
    End of period                          $9.57           $10.41          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              825            1,590            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(281)

  Accumulation unit value:
    Beginning of period                    $16.17          $14.77          $11.45          $9.87          $8.24
    End of period                          $8.78           $16.17          $14.77         $11.45          $9.87
  Accumulation units outstanding
  at the end of period                     4,316           14,459          13,747         12,637          3,966

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(281)

  Accumulation unit value:
    Beginning of period                    $5.53            N/A
    End of period                          $8.24            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(377)

  Accumulation unit value:
    Beginning of period                    $23.24          $22.02          $20.09         $19.36          $16.78
    End of period                          $12.62          $23.24          $22.02         $20.09          $19.36
  Accumulation units outstanding
  at the end of period                     1,281           1,240             33             33              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(377)

  Accumulation unit value:
    Beginning of period                    $15.00           N/A
    End of period                          $16.78           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(282)

  Accumulation unit value:
    Beginning of period                    $15.16          $14.57          $14.44         $14.42          $14.21
    End of period                          $15.79          $15.16          $14.57         $14.44          $14.42
  Accumulation units outstanding
  at the end of period                     7,019           3,419           3,387           2,965          1,943

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(282)

  Accumulation unit value:
    Beginning of period                    $14.49           N/A
    End of period                          $14.21           N/A
  Accumulation units outstanding
  at the end of period                     1,839            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1160)

  Accumulation unit value:
    Beginning of period                    $13.95          $10.83          $9.18            N/A            N/A
    End of period                          $6.81           $13.95          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,250           6,077             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(313)

  Accumulation unit value:
    Beginning of period                    $18.46          $19.39          $17.31         $16.27          $13.34
    End of period                          $11.02          $18.46          $19.39         $17.31          $16.27
  Accumulation units outstanding
  at the end of period                     5,518           10,030          10,627          9,506          2,685

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(313)

  Accumulation unit value:
    Beginning of period                    $10.63           N/A
    End of period                          $13.34           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(313)

  Accumulation unit value:
    Beginning of period                    $14.72          $16.15          $14.14         $13.82          $12.25
    End of period                          $8.84           $14.72          $16.15         $14.14          $13.82
  Accumulation units outstanding
  at the end of period                     5,605           7,282           7,714           9,448          4,124

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(313)

  Accumulation unit value:
    Beginning of period                    $9.10            N/A
    End of period                          $12.25           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(326)

  Accumulation unit value:
    Beginning of period                    $11.34          $11.94          $10.88         $11.46          $9.62
    End of period                          $7.18           $11.34          $11.94         $10.88          $11.46
  Accumulation units outstanding
  at the end of period                     85,815         119,438         136,073         131,406        123,953

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(326)

  Accumulation unit value:
    Beginning of period                    $7.38            N/A
    End of period                          $9.62            N/A
  Accumulation units outstanding
  at the end of period                     78,200           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(266)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.94          $10.79         $10.84          $10.70
    End of period                          $11.54          $11.38          $10.94         $10.79          $10.84
  Accumulation units outstanding
  at the end of period                     9,215           16,827          23,937         22,851          13,389

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(266)

  Accumulation unit value:
    Beginning of period                    $10.64           N/A
    End of period                          $10.70           N/A
  Accumulation units outstanding
  at the end of period                     1,999            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                    $5.84           $5.72           $4.30           $4.06           N/A
    End of period                          $3.44           $5.84           $5.72           $4.30           N/A
  Accumulation units outstanding
  at the end of period                     1,228           6,876           10,271          1,233           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(801)

  Accumulation unit value:
    Beginning of period                    $9.94           $11.03          $9.94          $10.00           N/A
    End of period                          $6.67           $9.94           $11.03          $9.94           N/A
  Accumulation units outstanding
  at the end of period                       66              66              66             67             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(801)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(326)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.74          $8.48           $9.19          $9.14
    End of period                          $5.60           $10.61          $10.74          $8.48          $9.19
  Accumulation units outstanding
  at the end of period                    133,687         152,987         169,839         159,515        139,976

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(326)

  Accumulation unit value:
    Beginning of period                    $7.32            N/A
    End of period                          $9.14            N/A
  Accumulation units outstanding
  at the end of period                     79,789           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                    $10.33          $11.74          $9.98            N/A            N/A
    End of period                          $5.11           $10.33          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                      710             966            2,281            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(326)

  Accumulation unit value:
    Beginning of period                    $9.37           $9.24           $8.09           $7.94          $7.29
    End of period                          $5.70           $9.37           $9.24           $8.09          $7.94
  Accumulation units outstanding
  at the end of period                     3,174           3,359           3,296           5,453          5,147

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(326)

  Accumulation unit value:
    Beginning of period                    $6.22            N/A
    End of period                          $7.29            N/A
  Accumulation units outstanding
  at the end of period                      886             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(831)

  Accumulation unit value:
    Beginning of period                    $11.28          $13.97          $12.04         $10.92           N/A
    End of period                          $5.45           $11.28          $13.97         $12.04           N/A
  Accumulation units outstanding
  at the end of period                       94              -              143              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(352)

  Accumulation unit value:
    Beginning of period                    $18.08          $16.65          $12.15         $11.28          $9.00
    End of period                          $9.10           $18.08          $16.65         $12.15          $11.28
  Accumulation units outstanding
  at the end of period                    106,721         129,544         160,038         138,059        122,270

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(352)

  Accumulation unit value:
    Beginning of period                    $7.68            N/A
    End of period                          $9.00            N/A
  Accumulation units outstanding
  at the end of period                     72,791           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(545)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.28          $10.85         $10.31          $9.99
    End of period                          $8.90           $11.86          $11.28         $10.85          $10.31
  Accumulation units outstanding
  at the end of period                     2,120            573             601             597             80

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(266)

  Accumulation unit value:
    Beginning of period                    $19.47          $18.04          $14.69         $13.26          $11.35
    End of period                          $10.87          $19.47          $18.04         $14.69          $13.26
  Accumulation units outstanding
  at the end of period                     14,396          17,780          23,642         26,369          10,681

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(266)

  Accumulation unit value:
    Beginning of period                    $7.98            N/A
    End of period                          $11.35           N/A
  Accumulation units outstanding
  at the end of period                     2,237            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                    $13.57          $13.69          $11.78         $10.89          $10.22
    End of period                          $7.63           $13.57          $13.69         $11.78          $10.89
  Accumulation units outstanding
  at the end of period                     96,170         121,994         161,748         164,555         2,368

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1141)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.67          $9.63            N/A            N/A
    End of period                          $6.25           $11.85          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,586            421              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1141)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(710)

  Accumulation unit value:
    Beginning of period                    $12.48          $10.72          $10.46         $10.81          $10.59
    End of period                          $7.13           $12.48          $10.72         $10.46          $10.81
  Accumulation units outstanding
  at the end of period                     39,045          36,418          37,434         18,673          2,431

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(716)

  Accumulation unit value:
    Beginning of period                    $34.78          $26.30          $22.26         $16.65          $16.70
    End of period                          $21.13          $34.78          $26.30         $22.26          $16.65
  Accumulation units outstanding
  at the end of period                     3,976           7,108           7,635           7,845           103

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(716)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(313)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.11          $12.81          $9.54          $8.30
    End of period                          $6.63           $13.46          $13.11         $12.81          $9.54
  Accumulation units outstanding
  at the end of period                     99,956         102,189         127,550         129,744        142,056

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(313)

  Accumulation unit value:
    Beginning of period                    $7.17            N/A
    End of period                          $8.30            N/A
  Accumulation units outstanding
  at the end of period                     84,563           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.15          $10.20           N/A            N/A
    End of period                          $7.02           $10.67          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(266)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.73          $13.74         $12.54          $11.08
    End of period                          $9.44           $15.48          $14.73         $13.74          $12.54
  Accumulation units outstanding
  at the end of period                     28,764          19,249          24,988         23,142          9,193

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(266)

  Accumulation unit value:
    Beginning of period                    $7.89            N/A
    End of period                          $11.08           N/A
  Accumulation units outstanding
  at the end of period                     3,824            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(266)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.77          $10.46         $10.25          $9.53
    End of period                          $7.36           $12.07          $11.77         $10.46          $10.25
  Accumulation units outstanding
  at the end of period                     19,745          29,420          37,651         32,201          22,687

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(266)

  Accumulation unit value:
    Beginning of period                    $7.19            N/A
    End of period                          $9.53            N/A
  Accumulation units outstanding
  at the end of period                     12,199           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                    $8.80           $10.09           N/A             N/A            N/A
    End of period                          $6.00           $8.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,592           1,860            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(352)

  Accumulation unit value:
    Beginning of period                    $17.60          $20.10          $18.78         $17.63          $16.02
    End of period                          $10.31          $17.60          $20.10         $18.78          $17.63
  Accumulation units outstanding
  at the end of period                     48,272          72,106          84,250         74,089          70,697

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(352)

  Accumulation unit value:
    Beginning of period                    $13.06           N/A
    End of period                          $16.02           N/A
  Accumulation units outstanding
  at the end of period                     41,287           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(266)

  Accumulation unit value:
    Beginning of period                    $14.40          $15.05          $13.10         $12.86          $11.20
    End of period                          $9.16           $14.40          $15.05         $13.10          $12.86
  Accumulation units outstanding
  at the end of period                     24,351          18,379          22,003         20,431          10,181

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(266)

  Accumulation unit value:
    Beginning of period                    $7.34            N/A
    End of period                          $11.20           N/A
  Accumulation units outstanding
  at the end of period                     1,766            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(810)

  Accumulation unit value:
    Beginning of period                    $6.57           $5.87           $5.49           $4.71           N/A
    End of period                          $3.63           $6.57           $5.87           $5.49           N/A
  Accumulation units outstanding
  at the end of period                     13,622          14,395          14,790         13,645           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                    $17.44          $14.93          $15.48         $11.41          $11.45
    End of period                          $8.96           $17.44          $14.93         $15.48          $11.41
  Accumulation units outstanding
  at the end of period                     58,797          67,952          67,265         42,048           697

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.02          $11.87         $11.06          $10.77
    End of period                          $7.88           $14.09          $13.02         $11.87          $11.06
  Accumulation units outstanding
  at the end of period                     5,805           5,773           10,484          9,336           368

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(282)

  Accumulation unit value:
    Beginning of period                    $14.57          $14.02          $12.26         $11.02          $9.56
    End of period                          $8.43           $14.57          $14.02         $12.26          $11.02
  Accumulation units outstanding
  at the end of period                     13,447          14,581          16,744         12,971          4,164

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(282)

  Accumulation unit value:
    Beginning of period                    $6.30            N/A
    End of period                          $9.56            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.85          $10.42           N/A             N/A            N/A
    End of period                          $10.22          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,502           231             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(282)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.38          $13.22         $13.22          $12.94
    End of period                          $13.90          $14.16          $13.38         $13.22          $13.22
  Accumulation units outstanding
  at the end of period                     91,117          42,407          40,988         45,897          17,621

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(282)

  Accumulation unit value:
    Beginning of period                    $12.83           N/A
    End of period                          $12.94           N/A
  Accumulation units outstanding
  at the end of period                     3,491            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(759)

  Accumulation unit value:
    Beginning of period                    $19.95          $22.00          $19.78         $18.39           N/A
    End of period                          $11.61          $19.95          $22.00         $19.78           N/A
  Accumulation units outstanding
  at the end of period                      135             173             168             169            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.82          $13.26          $12.27         $12.34          $12.02
    End of period                          $8.68           $12.82          $13.26         $12.27          $12.34
  Accumulation units outstanding
  at the end of period                     5,537           6,907           6,442           5,618          6,218

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(282)

  Accumulation unit value:
    Beginning of period                    $19.14          $20.74          $18.77         $18.30          $17.05
    End of period                          $9.88           $19.14          $20.74         $18.77          $18.30
  Accumulation units outstanding
  at the end of period                       45             627             634             644            613

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(282)

  Accumulation unit value:
    Beginning of period                    $12.90           N/A
    End of period                          $17.05           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $8.85            N/A             N/A             N/A            N/A
    End of period                          $6.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,160            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.44           N/A             N/A             N/A            N/A
    End of period                          $7.52            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,434            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.44          $10.37           N/A             N/A            N/A
    End of period                          $6.66           $10.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,446            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.46            N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      940             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(483)

  Accumulation unit value:
    Beginning of period                    $15.32          $14.35          $12.70         $11.97          $10.87
    End of period                          $9.11           $15.32          $14.35         $12.70          $11.97
  Accumulation units outstanding
  at the end of period                     40,164          31,603         101,605         99,742          95,786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(483)

  Accumulation unit value:
    Beginning of period                    $10.75           N/A
    End of period                          $10.87           N/A
  Accumulation units outstanding
  at the end of period                     23,247           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(717)

  Accumulation unit value:
    Beginning of period                    $11.44          $11.01          $10.44         $10.29          $10.18
    End of period                          $9.65           $11.44          $11.01         $10.44          $10.29
  Accumulation units outstanding
  at the end of period                     56,436         152,085          43,059         43,704          4,722

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $15.19          $14.30          $12.81         $12.19          $11.19
    End of period                          $9.60           $15.19          $14.30         $12.81          $12.19
  Accumulation units outstanding
  at the end of period                     53,407         109,965         230,317         231,889        203,866

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                     96,541           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.62          $10.76         $10.48          $9.87
    End of period                          $9.42           $12.24          $11.62         $10.76          $10.48
  Accumulation units outstanding
  at the end of period                     16,417          16,694          16,944         16,350          8,561

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $14.43          $13.59          $12.39         $11.90          $11.11
    End of period                          $10.23          $14.43          $13.59         $12.39          $11.90
  Accumulation units outstanding
  at the end of period                     96,938          47,192          71,507         67,608          50,258

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $9.65            N/A
    End of period                          $11.11           N/A
  Accumulation units outstanding
  at the end of period                     19,972           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(313)

  Accumulation unit value:
    Beginning of period                    $25.51          $24.28          $21.84         $21.22          $19.57
    End of period                          $19.77          $25.51          $24.28         $21.84          $21.22
  Accumulation units outstanding
  at the end of period                     2,354           8,819           5,644           2,631          1,677

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(313)

  Accumulation unit value:
    Beginning of period                    $16.69           N/A
    End of period                          $19.57           N/A
  Accumulation units outstanding
  at the end of period                     1,013            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(380)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.57          $11.32         $11.27          $11.44
    End of period                          $11.84          $11.85          $11.57         $11.32          $11.27
  Accumulation units outstanding
  at the end of period                     57,522          36,571          12,147         14,751          4,673

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(380)

  Accumulation unit value:
    Beginning of period                    $11.53           N/A
    End of period                          $11.44           N/A
  Accumulation units outstanding
  at the end of period                      960             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                    $21.27          $20.17          $17.06         $16.13          $14.38
    End of period                          $13.86          $21.27          $20.17         $17.06          $16.13
  Accumulation units outstanding
  at the end of period                      903            2,432           4,774           5,216          6,429

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                    $13.01           N/A
    End of period                          $14.38           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(313)

  Accumulation unit value:
    Beginning of period                    $29.50          $27.41          $24.65         $23.76          $22.12
    End of period                          $16.49          $29.50          $27.41         $24.65          $23.76
  Accumulation units outstanding
  at the end of period                     9,630           11,790          3,536           5,542          2,322

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(313)

  Accumulation unit value:
    Beginning of period                    $18.21           N/A
    End of period                          $22.12           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(282)

  Accumulation unit value:
    Beginning of period                    $41.21          $35.96          $34.43         $30.87          $26.74
    End of period                          $23.91          $41.21          $35.96         $34.43          $30.87
  Accumulation units outstanding
  at the end of period                     7,396           8,834           8,005           7,595          3,341

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(282)

  Accumulation unit value:
    Beginning of period                    $18.45           N/A
    End of period                          $26.74           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(282)

  Accumulation unit value:
    Beginning of period                    $15.25          $15.47          $13.18         $12.70          $11.27
    End of period                          $8.88           $15.25          $15.47         $13.18          $12.70
  Accumulation units outstanding
  at the end of period                     23,447          39,750          31,776         31,410          14,820

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(282)

  Accumulation unit value:
    Beginning of period                    $8.02            N/A
    End of period                          $11.27           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.255%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(1470)

  Accumulation unit value:
    Beginning of period                    $13.62          $13.62           N/A             N/A            N/A
    End of period                          $8.30           $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              682             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1470)

  Accumulation unit value:
    Beginning of period                    $23.51          $23.51           N/A             N/A            N/A
    End of period                          $14.19          $23.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      463             395             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1470)

  Accumulation unit value:
    Beginning of period                    $18.43          $18.43           N/A             N/A            N/A
    End of period                          $17.09          $18.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,127           2,017            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1470)

  Accumulation unit value:
    Beginning of period                    $16.16          $16.16           N/A             N/A            N/A
    End of period                          $8.77           $16.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,606           1,150            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(1470)

  Accumulation unit value:
    Beginning of period                    $18.45          $18.45           N/A             N/A            N/A
    End of period                          $11.01          $18.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              504             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.11          $13.39           N/A             N/A            N/A
    End of period                          $13.85          $14.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,408           1,317            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.81          $13.26           N/A             N/A            N/A
    End of period                          $8.67           $12.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      697             725             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                    $25.50          $24.21           N/A             N/A            N/A
    End of period                          $19.76          $25.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              365             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1314)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.66           N/A             N/A            N/A
    End of period                          $11.83          $11.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      536             785             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1470)

  Accumulation unit value:
    Beginning of period                    $21.26          $21.26           N/A             N/A            N/A
    End of period                          $13.86          $21.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,376           1,311            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $29.48          $27.36           N/A             N/A            N/A
    End of period                          $16.47          $29.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,140            631             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $41.15          $35.84           N/A             N/A            N/A
    End of period                          $23.88          $41.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      551             226             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $13.40           N/A             N/A             N/A            N/A
    End of period                          $8.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      689             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.26%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $12.77          $15.37          $11.53         $10.51           N/A
    End of period                          $8.03           $12.77          $15.37         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     34,178          41,538          57,797         16,565           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $17.27          $16.10          $13.43         $12.41          $10.91
    End of period                          $9.97           $17.27          $16.10         $13.43          $12.41
  Accumulation units outstanding
  at the end of period                     63,798          75,886          66,748         33,856          33,661

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $8.68           $11.35
    End of period                          $10.91          $8.68
  Accumulation units outstanding
  at the end of period                     9,655           1,703






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.03          $11.41         $10.88          $10.12
    End of period                          $8.30           $13.62          $12.03         $11.41          $10.88
  Accumulation units outstanding
  at the end of period                     90,593          65,712          77,468         111,929         99,055

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $7.96           $10.17
    End of period                          $10.12          $7.96
  Accumulation units outstanding
  at the end of period                     22,578          2,955

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.00          $13.77          $12.31         $11.61          $11.11
    End of period                          $8.84           $15.00          $13.77         $12.31          $11.61
  Accumulation units outstanding
  at the end of period                     25,468          31,439          23,608         32,247          26,295

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $8.21           $10.97
    End of period                          $11.11          $8.21
  Accumulation units outstanding
  at the end of period                     27,118          1,762






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $12.05          $11.42          $10.54          $9.79          $9.15
    End of period                          $8.45           $12.05          $11.42         $10.54          $9.79
  Accumulation units outstanding
  at the end of period                    164,433         106,920         137,416         110,499         66,687

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $8.23           $9.02
    End of period                          $9.15           $8.23
  Accumulation units outstanding
  at the end of period                     31,160          4,112

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                    $27.81          $23.58          $21.29         $21.36          $18.88
    End of period                          $15.64          $27.81          $23.58         $21.29          $21.36
  Accumulation units outstanding
  at the end of period                     32,093          36,808          13,334          6,868           680

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.00           N/A             N/A            N/A
    End of period                          $4.44           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,168            496             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $26.99          $25.16          $24.60         $24.04          $22.02
    End of period                          $15.60          $26.99          $25.16         $24.60          $24.04
  Accumulation units outstanding
  at the end of period                     63,720          55,428          36,561         32,642          12,759

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $16.63          $21.12
    End of period                          $22.02          $16.63
  Accumulation units outstanding
  at the end of period                     16,635           572






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.60          $10.00           N/A             N/A            N/A
    End of period                          $6.49           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,796         211,690           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.62          $9.80            N/A             N/A            N/A
    End of period                          $6.47           $10.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,913           4,197            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $17.47          $17.77          $16.18         $16.01          $15.40
    End of period                          $10.41          $17.47          $17.77         $16.18          $16.01
  Accumulation units outstanding
  at the end of period                     51,768          44,026          45,425         43,949          35,097

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $12.65          $15.81
    End of period                          $15.40          $12.65
  Accumulation units outstanding
  at the end of period                     27,520          12,499

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $23.50          $21.45          $18.27         $18.23          $15.69
    End of period                          $14.18          $23.50          $21.45         $18.27          $18.23
  Accumulation units outstanding
  at the end of period                     59,569          58,035          58,063         77,855          51,332

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.47          $15.79
    End of period                          $15.69          $11.47
  Accumulation units outstanding
  at the end of period                     22,745          8,555






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.97            N/A             N/A            N/A
    End of period                          $6.17           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    162,137         152,830           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.12           N/A             N/A            N/A
    End of period                          $5.72           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,131          7,475            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.82          $9.93            N/A            N/A
    End of period                          $7.40           $10.77          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     96,993          69,689          28,545           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81           $10.17           N/A             N/A            N/A
    End of period                          $5.95           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     66,515          16,529           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                    $11.47          $12.51          $10.87         $10.47           N/A
    End of period                          $7.50           $11.47          $12.51         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     35,053          36,676          37,575          6,165           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(147)

  Accumulation unit value:
    Beginning of period                    $18.42          $17.61          $17.20         $17.15          $16.41
    End of period                          $17.08          $18.42          $17.61         $17.20          $17.15
  Accumulation units outstanding
  at the end of period                     78,806          74,051          60,063         75,921          34,730

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(147)

  Accumulation unit value:
    Beginning of period                    $14.78          $13.95
    End of period                          $16.41          $14.78
  Accumulation units outstanding
  at the end of period                     14,314          6,804






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      583             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                    $12.76          $12.70          $11.22         $10.68           N/A
    End of period                          $7.97           $12.76          $12.70         $11.22           N/A
  Accumulation units outstanding
  at the end of period                     19,063          23,718          29,125          3,736           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.41          $10.16          $10.00           N/A            N/A
    End of period                          $9.57           $10.41          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,168          56,417          23,441           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(248)

  Accumulation unit value:
    Beginning of period                    $16.16          $14.76          $11.44          $9.87          $8.24
    End of period                          $8.77           $16.16          $14.76         $11.44          $9.87
  Accumulation units outstanding
  at the end of period                    152,110         307,346         320,993         135,945        101,798

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(248)

  Accumulation unit value:
    Beginning of period                    $6.04           $6.04
    End of period                          $8.24           $6.04
  Accumulation units outstanding
  at the end of period                     23,206           310






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $23.21          $21.99          $20.07         $19.34          $16.76
    End of period                          $12.61          $23.21          $21.99         $20.07          $19.34
  Accumulation units outstanding
  at the end of period                     21,993          36,074          34,844         27,015          12,163

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $12.64          $16.24
    End of period                          $16.76          $12.64
  Accumulation units outstanding
  at the end of period                     7,867           1,517

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $15.07          $14.49          $14.35         $14.34          $14.13
    End of period                          $15.70          $15.07          $14.49         $14.35          $14.34
  Accumulation units outstanding
  at the end of period                    185,767          65,563          55,340         54,434          35,109

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.28          $13.22
    End of period                          $14.13          $14.28
  Accumulation units outstanding
  at the end of period                     39,367          34,516






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1090)

  Accumulation unit value:
    Beginning of period                    $13.95          $10.83          $7.94            N/A            N/A
    End of period                          $6.81           $13.95          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     61,900          93,155          4,316            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $18.44          $19.37          $17.30         $16.26          $13.33
    End of period                          $11.01          $18.44          $19.37         $17.30          $16.26
  Accumulation units outstanding
  at the end of period                    116,130         136,375         148,128         191,628        152,571

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.58          $12.99
    End of period                          $13.33          $10.58
  Accumulation units outstanding
  at the end of period                     53,281          9,524






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $14.69          $16.12          $14.12         $13.80          $12.23
    End of period                          $8.82           $14.69          $16.12         $14.12          $13.80
  Accumulation units outstanding
  at the end of period                     67,752          80,963         103,635         112,398         94,383

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $9.01           $11.82
    End of period                          $12.23          $9.01
  Accumulation units outstanding
  at the end of period                     33,798          8,943

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1404)

  Accumulation unit value:
    Beginning of period                    $9.77           $10.29           N/A             N/A            N/A
    End of period                          $6.09           $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,102          16,567           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1404)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                    $11.33          $11.93          $10.87         $11.46          $9.61
    End of period                          $7.18           $11.33          $11.93         $10.87          $11.46
  Accumulation units outstanding
  at the end of period                    324,591         378,974         462,407         466,812        384,239

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                    $7.40           $9.05
    End of period                          $9.61           $7.40
  Accumulation units outstanding
  at the end of period                    108,714          34,391

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(143)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.93          $10.79         $10.83          $10.69
    End of period                          $11.53          $11.37          $10.93         $10.79          $10.83
  Accumulation units outstanding
  at the end of period                    143,669         166,660         191,441         193,616        123,909

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(143)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.13
    End of period                          $10.69          $10.62
  Accumulation units outstanding
  at the end of period                     37,051          11,145






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(539)

  Accumulation unit value:
    Beginning of period                    $5.83           $5.72           $4.30           $4.35          $4.01
    End of period                          $3.44           $5.83           $5.72           $4.30          $4.35
  Accumulation units outstanding
  at the end of period                     26,495         655,871         269,498         10,168          7,222

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(539)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(537)

  Accumulation unit value:
    Beginning of period                    $9.93           $11.02          $9.94          $10.41          $9.58
    End of period                          $6.67           $9.93           $11.02          $9.94          $10.41
  Accumulation units outstanding
  at the end of period                     20,547          10,939          23,427          6,508          5,945

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(537)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(106)

  Accumulation unit value:
    Beginning of period                    $10.60          $10.73          $8.47           $9.19          $9.13
    End of period                          $5.59           $10.60          $10.73          $8.47          $9.19
  Accumulation units outstanding
  at the end of period                    436,444         462,976         692,386         562,319        421,786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(106)

  Accumulation unit value:
    Beginning of period                    $7.43           $8.88
    End of period                          $9.13           $7.43
  Accumulation units outstanding
  at the end of period                    160,200          29,155

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.32          $11.74          $10.02           N/A            N/A
    End of period                          $5.11           $10.32          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                    148,799         178,194         151,098           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.37           $9.23           $8.08           $7.93          $7.29
    End of period                          $5.69           $9.37           $9.23           $8.08          $7.93
  Accumulation units outstanding
  at the end of period                     69,416          75,431         108,435         59,866          70,353

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                    $5.78           $7.40
    End of period                          $7.29           $5.78
  Accumulation units outstanding
  at the end of period                     41,775          5,672

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(497)

  Accumulation unit value:
    Beginning of period                    $11.28          $13.96          $12.03         $11.60          $10.68
    End of period                          $5.44           $11.28          $13.96         $12.03          $11.60
  Accumulation units outstanding
  at the end of period                    105,160          45,858          72,152         25,160          17,838

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(497)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                    $18.07          $16.63          $12.14         $11.27          $9.00
    End of period                          $9.09           $18.07          $16.63         $12.14          $11.27
  Accumulation units outstanding
  at the end of period                    350,427         513,243         564,649         459,467        354,283

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                    $6.91           $8.11
    End of period                          $9.00           $6.91
  Accumulation units outstanding
  at the end of period                     99,057          19,941






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(531)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.27          $10.85         $10.31          $10.68
    End of period                          $8.90           $11.85          $11.27         $10.85          $10.31
  Accumulation units outstanding
  at the end of period                     75,022          71,212          93,530         44,278          36,257

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1323)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.13           N/A             N/A            N/A
    End of period                          $6.75           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,949          18,372           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1323)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $19.46          $18.03          $14.69         $13.26          $11.35
    End of period                          $10.86          $19.46          $18.03         $14.69          $13.26
  Accumulation units outstanding
  at the end of period                    213,253         231,686         261,607         193,469        141,517

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $8.45           $10.67
    End of period                          $11.35          $8.45
  Accumulation units outstanding
  at the end of period                     34,526          15,103

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.57          $13.68          $11.78         $10.89          $9.68
    End of period                          $7.62           $13.57          $13.68         $11.78          $10.89
  Accumulation units outstanding
  at the end of period                   1,407,762       1,682,914       1,433,519        879,835         63,914

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1105)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.67          $9.41            N/A            N/A
    End of period                          $6.25           $11.85          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     94,848          98,885          45,965           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(717)

  Accumulation unit value:
    Beginning of period                    $12.47          $10.71          $10.46         $10.81          $10.77
    End of period                          $7.13           $12.47          $10.71         $10.46          $10.81
  Accumulation units outstanding
  at the end of period                     29,863          48,044          20,371         15,835          2,589

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1380)

  Accumulation unit value:
    Beginning of period                    $11.50          $9.62            N/A             N/A            N/A
    End of period                          $6.08           $11.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,398          20,651           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1380)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(522)

  Accumulation unit value:
    Beginning of period                    $34.76          $26.28          $22.26         $16.64          $13.37
    End of period                          $21.12          $34.76          $26.28         $22.26          $16.64
  Accumulation units outstanding
  at the end of period                     94,363         102,306         165,340         112,953         43,813

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(522)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(137)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.09          $12.79          $9.53          $8.29
    End of period                          $6.62           $13.44          $13.09         $12.79          $9.53
  Accumulation units outstanding
  at the end of period                    349,934         354,294         455,477         435,551        348,651

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(137)

  Accumulation unit value:
    Beginning of period                    $7.13           $9.26
    End of period                          $8.29           $7.13
  Accumulation units outstanding
  at the end of period                    105,954          26,507






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1105)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.15          $9.61            N/A            N/A
    End of period                          $7.02           $10.67          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,882           9,439           8,053            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $15.47          $14.72          $13.73         $12.54          $11.08
    End of period                          $9.44           $15.47          $14.72         $13.73          $12.54
  Accumulation units outstanding
  at the end of period                    223,673         241,866         260,186         241,903        175,863

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $8.42           $10.80
    End of period                          $11.08          $8.42
  Accumulation units outstanding
  at the end of period                     39,462          19,998






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.77          $10.46         $10.25          $9.52
    End of period                          $7.36           $12.07          $11.77         $10.46          $10.25
  Accumulation units outstanding
  at the end of period                    582,509         534,456         562,193         534,129        358,631

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $7.62           $9.66
    End of period                          $9.52           $7.62
  Accumulation units outstanding
  at the end of period                     98,632          31,716

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1407)

  Accumulation unit value:
    Beginning of period                    $8.79           $9.24            N/A             N/A            N/A
    End of period                          $6.00           $8.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,126          3,019            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1407)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(138)

  Accumulation unit value:
    Beginning of period                    $17.58          $20.09          $18.77         $17.62          $16.01
    End of period                          $10.30          $17.58          $20.09         $18.77          $17.62
  Accumulation units outstanding
  at the end of period                    198,472         214,012         262,321         339,977        226,073

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(138)

  Accumulation unit value:
    Beginning of period                    $11.06          $13.29
    End of period                          $16.01          $11.06
  Accumulation units outstanding
  at the end of period                     56,641          14,164

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $14.40          $15.04          $13.10         $12.85          $11.20
    End of period                          $9.16           $14.40          $15.04         $13.10          $12.85
  Accumulation units outstanding
  at the end of period                    176,555         171,627         211,796         295,636        173,718

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $7.85           $10.52
    End of period                          $11.20          $7.85
  Accumulation units outstanding
  at the end of period                     33,076          16,696






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(522)

  Accumulation unit value:
    Beginning of period                    $6.57           $5.86           $5.48           $5.48          $5.50
    End of period                          $3.63           $6.57           $5.86           $5.48          $5.48
  Accumulation units outstanding
  at the end of period                     44,471          71,426          29,588         33,787          10,964

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(522)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(688)

  Accumulation unit value:
    Beginning of period                    $17.43          $14.93          $15.48         $11.41          $9.57
    End of period                          $8.96           $17.43          $14.93         $15.48          $11.41
  Accumulation units outstanding
  at the end of period                    225,699         315,163         370,448         189,656         22,896

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.01          $11.87         $11.06          $10.41
    End of period                          $7.88           $14.09          $13.01         $11.87          $11.06
  Accumulation units outstanding
  at the end of period                     73,581          86,000          84,959         75,075          15,234

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.52          $13.97          $12.22         $10.99          $9.53
    End of period                          $8.39           $14.52          $13.97         $12.22          $10.99
  Accumulation units outstanding
  at the end of period                    109,602         132,201         138,577         95,808          60,827

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $6.93           $9.11
    End of period                          $9.53           $6.93
  Accumulation units outstanding
  at the end of period                     23,659          5,575






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1779)

  Accumulation unit value:
    Beginning of period                    $7.78            N/A             N/A             N/A            N/A
    End of period                          $4.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,901           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1779)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.85          $10.26           N/A             N/A            N/A
    End of period                          $10.21          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    187,466          24,661           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.10          $13.33          $13.17         $13.17          $12.90
    End of period                          $13.84          $14.10          $13.33         $13.17          $13.17
  Accumulation units outstanding
  at the end of period                    342,315         276,211         291,440         294,910        162,800

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.59          $12.04
    End of period                          $12.90          $12.59
  Accumulation units outstanding
  at the end of period                     77,284          38,876






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(468)

  Accumulation unit value:
    Beginning of period                    $19.93          $21.98          $19.76         $18.59          $16.82
    End of period                          $11.59          $19.93          $21.98         $19.76          $18.59
  Accumulation units outstanding
  at the end of period                     4,953           3,270           10,652         10,605          8,805

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(468)

  Accumulation unit value:
    Beginning of period                    $16.24           N/A
    End of period                          $16.82           N/A
  Accumulation units outstanding
  at the end of period                      512             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.81          $13.25          $12.26         $12.34          $12.01
    End of period                          $8.67           $12.81          $13.25         $12.26          $12.34
  Accumulation units outstanding
  at the end of period                    241,536         166,469         159,506         230,151        161,053

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1803)

  Accumulation unit value:
    Beginning of period                    $10.81           N/A             N/A             N/A            N/A
    End of period                          $5.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,096            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1803)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1800)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,075            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $19.08          $20.69          $18.72         $18.25          $17.01
    End of period                          $9.85           $19.08          $20.69         $18.72          $18.25
  Accumulation units outstanding
  at the end of period                     29,133          24,024          23,402         17,820          13,553

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $13.97          $17.41
    End of period                          $17.01          $13.97
  Accumulation units outstanding
  at the end of period                     12,821          9,264

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.39            N/A             N/A             N/A            N/A
    End of period                          $6.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,740           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.84           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,355           1,533            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $6.19            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,564           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $7.51            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,762           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.44          $10.49           N/A             N/A            N/A
    End of period                          $6.66           $10.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,983          3,479            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.76           $9.74            N/A             N/A            N/A
    End of period                          $7.07           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,300            303             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.21           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,066           1,776            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $15.30          $14.34          $12.69         $11.97          $10.87
    End of period                          $9.10           $15.30          $14.34         $12.69          $11.97
  Accumulation units outstanding
  at the end of period                    252,410         250,147         237,147         320,872        329,361

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $8.77           $10.76
    End of period                          $10.87          $8.77
  Accumulation units outstanding
  at the end of period                     60,086          9,117






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.44          $11.01          $10.44         $10.29          $9.96
    End of period                          $9.64           $11.44          $11.01         $10.44          $10.29
  Accumulation units outstanding
  at the end of period                    129,729         161,092          82,727         53,390          1,437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $15.18          $14.28          $12.80         $12.18          $11.19
    End of period                          $9.59           $15.18          $14.28         $12.80          $12.18
  Accumulation units outstanding
  at the end of period                    783,081         644,965         626,739         686,434        663,166

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $9.40           $10.66
    End of period                          $11.19          $9.40
  Accumulation units outstanding
  at the end of period                    179,580         114,892






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                    $12.23          $11.61          $10.76         $10.48          $10.18
    End of period                          $9.42           $12.23          $11.61         $10.76          $10.48
  Accumulation units outstanding
  at the end of period                    430,674         429,112         359,855         229,928         7,640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $14.42          $13.57          $12.38         $11.90          $11.12
    End of period                          $10.22          $14.42          $13.57         $12.38          $11.90
  Accumulation units outstanding
  at the end of period                    753,176         652,450         750,402         664,050        526,278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $9.65           $10.64
    End of period                          $11.12          $9.65
  Accumulation units outstanding
  at the end of period                    243,201          50,843






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.49          $11.33           N/A             N/A            N/A
    End of period                          $7.85           $11.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,517           2,630            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.96          $10.42           N/A            N/A
    End of period                          $7.42           $11.80          $10.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,539           2,559            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.99          $10.68           N/A             N/A            N/A
    End of period                          $8.79           $10.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,799          9,295            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.00           N/A             N/A            N/A
    End of period                          $6.33           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,688           1,761            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(140)

  Accumulation unit value:
    Beginning of period                    $25.48          $24.25          $21.82         $21.20          $19.55
    End of period                          $19.75          $25.48          $24.25         $21.82          $21.20
  Accumulation units outstanding
  at the end of period                    170,149         122,815         118,300         93,465          47,751

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(140)

  Accumulation unit value:
    Beginning of period                    $16.45          $17.31
    End of period                          $19.55          $16.45
  Accumulation units outstanding
  at the end of period                     22,991          17,989






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.56          $11.31         $11.26          $11.43
    End of period                          $11.82          $11.83          $11.56         $11.31          $11.26
  Accumulation units outstanding
  at the end of period                   1,022,871        514,136         282,682         269,025         83,929

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.73
    End of period                          $11.43          $11.64
  Accumulation units outstanding
  at the end of period                     18,308          12,014

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(257)

  Accumulation unit value:
    Beginning of period                    $21.28          $20.19          $17.07         $16.15          $14.39
    End of period                          $13.87          $21.28          $20.19         $17.07          $16.15
  Accumulation units outstanding
  at the end of period                     64,312          59,243          84,620         72,323          50,703

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(257)

  Accumulation unit value:
    Beginning of period                    $10.63           N/A
    End of period                          $14.39           N/A
  Accumulation units outstanding
  at the end of period                     8,299            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $29.46          $27.37          $24.62         $23.74          $22.10
    End of period                          $16.46          $29.46          $27.37         $24.62          $23.74
  Accumulation units outstanding
  at the end of period                    118,982         131,395         112,291         102,112         52,795

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $17.31          $19.09
    End of period                          $22.10          $17.31
  Accumulation units outstanding
  at the end of period                     26,525          8,443

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $41.13          $35.89          $34.37         $30.81          $26.70
    End of period                          $23.86          $41.13          $35.89         $34.37          $30.81
  Accumulation units outstanding
  at the end of period                     68,482          82,863          89,841         103,655         70,243

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $19.71          $25.21
    End of period                          $26.70          $19.71
  Accumulation units outstanding
  at the end of period                     23,086          5,739






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(106)

  Accumulation unit value:
    Beginning of period                    $15.25          $15.47          $13.18         $12.70          $11.27
    End of period                          $8.87           $15.25          $15.47         $13.18          $12.70
  Accumulation units outstanding
  at the end of period                    217,248         226,272         269,456         272,339        191,801

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(106)

  Accumulation unit value:
    Beginning of period                    $8.88           $11.06
    End of period                          $11.27          $8.88
  Accumulation units outstanding
  at the end of period                     39,629          26,115

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.27%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1025)

  Accumulation unit value:
    Beginning of period                    $12.76          $15.37          $12.61           N/A            N/A
    End of period                          $8.02           $12.76          $15.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1025)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $17.25          $16.08          $13.41         $12.40          $10.90
    End of period                          $9.96           $17.25          $16.08         $13.41          $12.40
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $8.68           $11.13
    End of period                          $10.90          $8.68
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $13.61          $12.03          $11.41         $10.88          $10.12
    End of period                          $8.29           $13.61          $12.03         $11.41          $10.88
  Accumulation units outstanding
  at the end of period                     1,080           1,154           1,188           1,241          1,291

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $7.96           $9.82
    End of period                          $10.12          $7.96
  Accumulation units outstanding
  at the end of period                      686              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $14.99          $13.77          $12.30         $11.60          $11.11
    End of period                          $8.83           $14.99          $13.77         $12.30          $11.60
  Accumulation units outstanding
  at the end of period                      747             773             804             853            876

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $8.21           $10.79
    End of period                          $11.11          $11.11
  Accumulation units outstanding
  at the end of period                      311              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(73)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.41          $10.54          $9.79          $9.15
    End of period                          $8.44           $12.04          $11.41         $10.54          $9.79
  Accumulation units outstanding
  at the end of period                      558             593             593             584            591

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(73)

  Accumulation unit value:
    Beginning of period                    $8.23           $9.10
    End of period                          $9.15           $8.23
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $26.95          $25.13          $24.57         $24.01          $22.00
    End of period                          $15.58          $26.95          $25.13         $24.57          $24.01
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $16.61          $23.14
    End of period                          $22.00          $16.61
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.48           N/A             N/A             N/A            N/A
    End of period                          $6.47            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      413             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(104)

  Accumulation unit value:
    Beginning of period                    $23.48          $21.43          $18.25         $18.21          $15.68
    End of period                          $14.16          $23.48          $21.43         $18.25          $18.21
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(104)

  Accumulation unit value:
    Beginning of period                    $11.46          $15.72
    End of period                          $15.68          $11.46
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.87           $10.18           N/A             N/A            N/A
    End of period                          $6.16           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,039           2,456            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1121)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.81          $10.11           N/A            N/A
    End of period                          $7.39           $10.77          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,448             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1121)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1048)

  Accumulation unit value:
    Beginning of period                    $11.47          $12.50          $12.15           N/A            N/A
    End of period                          $7.50           $11.47          $12.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1109)

  Accumulation unit value:
    Beginning of period                    $18.40          $17.59          $16.92           N/A            N/A
    End of period                          $17.05          $18.40          $17.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1109)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(972)

  Accumulation unit value:
    Beginning of period                    $12.75          $12.69          $11.22         $11.32           N/A
    End of period                          $7.97           $12.75          $12.69         $11.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(972)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1206)

  Accumulation unit value:
    Beginning of period                    $10.41          $10.16          $10.16           N/A            N/A
    End of period                          $9.56           $10.41          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1206)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1025)

  Accumulation unit value:
    Beginning of period                    $16.14          $14.75          $12.31           N/A            N/A
    End of period                          $8.76           $16.14          $14.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1025)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $23.18          $21.97          $20.05         $19.32          $16.75
    End of period                          $12.59          $23.18          $21.97         $20.05          $19.32
  Accumulation units outstanding
  at the end of period                      324             350             371             395            422

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $12.63          $16.57
    End of period                          $16.75          $12.63
  Accumulation units outstanding
  at the end of period                      207              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(73)

  Accumulation unit value:
    Beginning of period                    $15.05          $14.47          $14.34         $14.33          $14.12
    End of period                          $15.67          $15.05          $14.47         $14.34          $14.33
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(73)

  Accumulation unit value:
    Beginning of period                    $14.27          $13.06
    End of period                          $14.12          $14.27
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1126)

  Accumulation unit value:
    Beginning of period                    $13.95          $10.83          $8.98            N/A            N/A
    End of period                          $6.81           $13.95          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(72)

  Accumulation unit value:
    Beginning of period                    $18.43          $19.36          $17.28         $16.25          $13.33
    End of period                          $10.99          $18.43          $19.36         $17.28          $16.25
  Accumulation units outstanding
  at the end of period                      203             216             227             238            251

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(72)

  Accumulation unit value:
    Beginning of period                    $10.58          $13.21
    End of period                          $13.33          $10.58
  Accumulation units outstanding
  at the end of period                      261              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $14.67          $16.11          $14.11         $13.79          $12.23
    End of period                          $8.81           $14.67          $16.11         $14.11          $13.79
  Accumulation units outstanding
  at the end of period                      696             695             720             756            795

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $9.01           $11.75
    End of period                          $12.23          $9.01
  Accumulation units outstanding
  at the end of period                      282              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(616)

  Accumulation unit value:
    Beginning of period                    $11.32          $11.92          $10.87         $11.45          $10.21
    End of period                          $7.17           $11.32          $11.92         $10.87          $11.45
  Accumulation units outstanding
  at the end of period                     1,515           5,751           7,217           7,235          5,047

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(646)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.93          $10.78         $10.83          $10.75
    End of period                          $11.52          $11.37          $10.93         $10.78          $10.83
  Accumulation units outstanding
  at the end of period                      482             828             883             961           1,041

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(646)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1025)

  Accumulation unit value:
    Beginning of period                    $5.83           $5.71           $4.79            N/A            N/A
    End of period                          $3.44           $5.83           $5.71            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1025)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(1190)

  Accumulation unit value:
    Beginning of period                    $9.91           $11.01          $10.67           N/A            N/A
    End of period                          $6.66           $9.91           $11.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(1190)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(72)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.72          $8.47           $9.18          $9.13
    End of period                          $5.59           $10.59          $10.72          $8.47          $9.18
  Accumulation units outstanding
  at the end of period                     5,724           11,067          12,857         14,703          6,038

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(72)

  Accumulation unit value:
    Beginning of period                    $7.43           $9.28
    End of period                          $9.13           $7.43
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1037)

  Accumulation unit value:
    Beginning of period                    $10.32          $11.73          $10.22           N/A            N/A
    End of period                          $5.11           $10.32          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,939           3,939           3,939            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1037)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(90)

  Accumulation unit value:
    Beginning of period                    $9.36           $9.23           $8.08           $7.93          $7.29
    End of period                          $5.69           $9.36           $9.23           $8.08          $7.93
  Accumulation units outstanding
  at the end of period                       -               -               -             3,475          4,705

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(90)

  Accumulation unit value:
    Beginning of period                    $5.77           $7.56
    End of period                          $7.29           $5.77
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1190)

  Accumulation unit value:
    Beginning of period                    $11.27          $13.95          $13.42           N/A            N/A
    End of period                          $5.44           $11.27          $13.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1190)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(616)

  Accumulation unit value:
    Beginning of period                    $18.05          $16.62          $12.13         $11.26          $9.34
    End of period                          $9.09           $18.05          $16.62         $12.13          $11.26
  Accumulation units outstanding
  at the end of period                     2,448           6,895           8,571           9,617          5,450

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(828)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.26          $10.84         $10.64           N/A
    End of period                          $8.88           $11.84          $11.26         $10.84           N/A
  Accumulation units outstanding
  at the end of period                      714             959            1,513           1,377           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(72)

  Accumulation unit value:
    Beginning of period                    $19.45          $18.02          $14.68         $13.25          $11.35
    End of period                          $10.85          $19.45          $18.02         $14.68          $13.25
  Accumulation units outstanding
  at the end of period                      446             481             510             543            579

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(72)

  Accumulation unit value:
    Beginning of period                    $8.45           $10.35
    End of period                          $11.35          $8.45
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(897)

  Accumulation unit value:
    Beginning of period                    $13.56          $13.68          $11.78         $11.28           N/A
    End of period                          $7.62           $13.56          $13.68         $11.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1206)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.67          $10.79           N/A            N/A
    End of period                          $6.25           $11.85          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1206)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(846)

  Accumulation unit value:
    Beginning of period                    $12.47          $10.71          $10.46         $10.07           N/A
    End of period                          $7.13           $12.47          $10.71         $10.46           N/A
  Accumulation units outstanding
  at the end of period                     1,569           2,969           3,087           3,462           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(828)

  Accumulation unit value:
    Beginning of period                    $34.72          $26.26          $22.23         $17.80           N/A
    End of period                          $21.09          $34.72          $26.26         $22.23           N/A
  Accumulation units outstanding
  at the end of period                      288             353             646             686            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(616)

  Accumulation unit value:
    Beginning of period                    $13.43          $13.08          $12.78          $9.53          $8.17
    End of period                          $6.61           $13.43          $13.08         $12.78          $9.53
  Accumulation units outstanding
  at the end of period                     4,202           8,153           9,768          10,022          6,296

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1205)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.15          $10.24           N/A            N/A
    End of period                          $7.02           $10.67          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(99)

  Accumulation unit value:
    Beginning of period                    $15.46          $14.72          $13.72         $12.54          $11.08
    End of period                          $9.43           $15.46          $14.72         $13.72          $12.54
  Accumulation units outstanding
  at the end of period                      471             507             538             573            611

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(99)

  Accumulation unit value:
    Beginning of period                    $8.42           $10.75
    End of period                          $11.08          $8.42
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(94)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.76          $10.45         $10.25          $9.52
    End of period                          $7.35           $12.06          $11.76         $10.45          $10.25
  Accumulation units outstanding
  at the end of period                      984            1,055           1,113           3,846          4,862

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(94)

  Accumulation unit value:
    Beginning of period                    $7.62           $9.64
    End of period                          $9.52           $7.62
  Accumulation units outstanding
  at the end of period                      549              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(616)

  Accumulation unit value:
    Beginning of period                    $17.57          $20.07          $18.75         $17.61          $15.18
    End of period                          $10.29          $17.57          $20.07         $18.75          $17.61
  Accumulation units outstanding
  at the end of period                     1,652           3,984           4,824           4,890          3,110

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(99)

  Accumulation unit value:
    Beginning of period                    $14.39          $15.04          $13.09         $12.85          $11.19
    End of period                          $9.15           $14.39          $15.04         $13.09          $12.85
  Accumulation units outstanding
  at the end of period                      464             500             530             564            602

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(99)

  Accumulation unit value:
    Beginning of period                    $7.85           $10.57
    End of period                          $11.19          $7.85
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(828)

  Accumulation unit value:
    Beginning of period                    $17.43          $14.92          $15.48         $11.70           N/A
    End of period                          $8.95           $17.43          $14.92         $15.48           N/A
  Accumulation units outstanding
  at the end of period                     3,772           3,249           4,113           4,239           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(104)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.96          $12.21         $10.98          $9.53
    End of period                          $8.39           $14.51          $13.96         $12.21          $10.98
  Accumulation units outstanding
  at the end of period                     1,112           1,175           1,238            267            271

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(104)

  Accumulation unit value:
    Beginning of period                    $6.93           $8.90
    End of period                          $9.53           $6.93
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(73)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.32          $13.16         $13.16          $12.89
    End of period                          $13.83          $14.09          $13.32         $13.16          $13.16
  Accumulation units outstanding
  at the end of period                     2,574             -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(73)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.92
    End of period                          $12.89          $12.58
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.80          $13.24          $12.25         $12.33          $12.01
    End of period                          $8.66           $12.80          $13.24         $12.25          $12.33
  Accumulation units outstanding
  at the end of period                      249             272             292             315            340

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $19.06          $20.66          $18.70         $18.23          $16.99
    End of period                          $9.84           $19.06          $20.66         $18.70          $18.23
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $13.96          $18.21
    End of period                          $16.99          $13.96
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $7.47            N/A             N/A             N/A            N/A
    End of period                          $7.51            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      928             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.33          $12.68         $11.96          $10.86
    End of period                          $9.09           $15.29          $14.33         $12.68          $11.96
  Accumulation units outstanding
  at the end of period                     33,263          30,001          33,709         35,496          37,302

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $8.76           $11.08
    End of period                          $10.86          $8.76
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.43          $11.18           N/A             N/A            N/A
    End of period                          $9.64           $11.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,517           2,804            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(86)

  Accumulation unit value:
    Beginning of period                    $15.16          $14.27          $12.79         $12.18          $11.18
    End of period                          $9.58           $15.16          $14.27         $12.79          $12.18
  Accumulation units outstanding
  at the end of period                     9,502           4,780           4,780           6,829          9,105

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(86)

  Accumulation unit value:
    Beginning of period                    $9.40           $11.01
    End of period                          $11.18          $9.40
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1207)

  Accumulation unit value:
    Beginning of period                    $12.23          $11.61          $11.58           N/A            N/A
    End of period                          $9.41           $12.23          $11.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1207)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(99)

  Accumulation unit value:
    Beginning of period                    $14.40          $13.56          $12.37         $11.89          $11.10
    End of period                          $10.21          $14.40          $13.56         $12.37          $11.89
  Accumulation units outstanding
  at the end of period                     4,959           15,746          16,769         17,513          3,685

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(99)

  Accumulation unit value:
    Beginning of period                    $9.64           $10.71
    End of period                          $11.10          $9.64
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1202)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.77          $10.69           N/A            N/A
    End of period                          $7.85           $11.49          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1202)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(484)

  Accumulation unit value:
    Beginning of period                    $25.45          $24.22          $21.80         $21.18          $19.54
    End of period                          $19.72          $25.45          $24.22         $21.80          $21.18
  Accumulation units outstanding
  at the end of period                      134             142             145             746            791

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(484)

  Accumulation unit value:
    Beginning of period                    $19.53           N/A
    End of period                          $19.54           N/A
  Accumulation units outstanding
  at the end of period                      267             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(71)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.52          $11.28         $11.23          $11.40
    End of period                          $11.77          $11.78          $11.52         $11.28          $11.23
  Accumulation units outstanding
  at the end of period                      749              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(71)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.73
    End of period                          $11.40          $11.61
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1048)

  Accumulation unit value:
    Beginning of period                    $21.25          $20.15          $18.09           N/A            N/A
    End of period                          $13.84          $21.25          $20.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(484)

  Accumulation unit value:
    Beginning of period                    $29.42          $27.34          $24.60         $23.71          $22.08
    End of period                          $16.44          $29.42          $27.34         $24.60          $23.71
  Accumulation units outstanding
  at the end of period                      377             396             415             432            447

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(484)

  Accumulation unit value:
    Beginning of period                    $22.05           N/A
    End of period                          $22.08           N/A
  Accumulation units outstanding
  at the end of period                      158             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $41.07          $35.85          $34.34         $30.78          $26.68
    End of period                          $23.83          $41.07          $35.85         $34.34          $30.78
  Accumulation units outstanding
  at the end of period                      193             207             212             227            240

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $19.69          $25.64
    End of period                          $26.68          $19.69
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(73)

  Accumulation unit value:
    Beginning of period                    $15.23          $15.45          $13.17         $12.69          $11.27
    End of period                          $8.87           $15.23          $15.45         $13.17          $12.69
  Accumulation units outstanding
  at the end of period                     1,830           3,013           4,615           3,794          2,067

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(73)

  Accumulation unit value:
    Beginning of period                    $8.88           $11.45
    End of period                          $11.27          $8.88
  Accumulation units outstanding
  at the end of period                       -               -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.28%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $11.31          $11.91          $10.86         $11.44          $10.60
    End of period                          $7.16           $11.31          $11.91         $10.86          $11.44
  Accumulation units outstanding
  at the end of period                      170             144             132             134            124

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(692)

  Accumulation unit value:
    Beginning of period                    $18.03          $16.61          $12.12         $11.26          $10.09
    End of period                          $9.07           $18.03          $16.61         $12.12          $11.26
  Accumulation units outstanding
  at the end of period                       96              56              65             84              87

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(692)

  Accumulation unit value:
    Beginning of period                    $34.70          $26.24          $22.23         $16.62          $16.00
    End of period                          $21.08          $34.70          $26.24         $22.23          $16.62
  Accumulation units outstanding
  at the end of period                       41              34              41             44              55

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(692)

  Accumulation unit value:
    Beginning of period                    $14.08          $13.31          $13.16         $13.15          $13.15
    End of period                          $13.82          $14.08          $13.31         $13.16          $13.15
  Accumulation units outstanding
  at the end of period                       86             125             116             106            100

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(692)

  Accumulation unit value:
    Beginning of period                    $12.78          $13.22          $12.24         $12.31          $12.12
    End of period                          $8.65           $12.78          $13.22         $12.24          $12.31
  Accumulation units outstanding
  at the end of period                      130             131             120             114            108

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(692)

  Accumulation unit value:
    Beginning of period                    $41.02          $35.81          $34.30         $30.75          $28.35
    End of period                          $23.80          $41.02          $35.81         $34.30          $30.75
  Accumulation units outstanding
  at the end of period                       71              54              59             59              62

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.295%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(831)

  Accumulation unit value:
    Beginning of period                    $12.76          $15.36          $11.52         $10.21           N/A
    End of period                          $8.02           $12.76          $15.36         $11.52           N/A
  Accumulation units outstanding
  at the end of period                       -               59            1,065            781            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(244)

  Accumulation unit value:
    Beginning of period                    $17.19          $16.02          $13.37         $12.36          $10.87
    End of period                          $9.92           $17.19          $16.02         $13.37          $12.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -              20

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(244)

  Accumulation unit value:
    Beginning of period                    $8.66           $8.59
    End of period                          $10.87          $8.66
  Accumulation units outstanding
  at the end of period                     3,143             10






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(464)

  Accumulation unit value:
    Beginning of period                    $13.59          $12.01          $11.39         $10.87          $10.11
    End of period                          $8.28           $13.59          $12.01         $11.39          $10.87
  Accumulation units outstanding
  at the end of period                       -               -             2,177           2,252          6,925

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(464)

  Accumulation unit value:
    Beginning of period                    $10.05           N/A
    End of period                          $10.11           N/A
  Accumulation units outstanding
  at the end of period                      984             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(244)

  Accumulation unit value:
    Beginning of period                    $14.95          $13.73          $12.27         $11.58          $11.09
    End of period                          $8.80           $14.95          $13.73         $12.27          $11.58
  Accumulation units outstanding
  at the end of period                       -               -              136             136           2,366

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(244)

  Accumulation unit value:
    Beginning of period                    $8.20           $8.16
    End of period                          $11.09          $8.20
  Accumulation units outstanding
  at the end of period                     3,604             10






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(166)

  Accumulation unit value:
    Beginning of period                    $12.02          $11.39          $10.52          $9.78          $9.14
    End of period                          $8.42           $12.02          $11.39         $10.52          $9.78
  Accumulation units outstanding
  at the end of period                     1,261           3,719           4,004           4,459          4,640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(166)

  Accumulation unit value:
    Beginning of period                    $8.23           $8.35
    End of period                          $9.14           $8.23
  Accumulation units outstanding
  at the end of period                       -              739

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                    $27.69          $23.49          $21.21         $19.14           N/A
    End of period                          $15.57          $27.69          $23.49         $21.21           N/A
  Accumulation units outstanding
  at the end of period                       93              93              93             94             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(505)

  Accumulation unit value:
    Beginning of period                    $26.86          $25.05          $24.51         $23.95          $22.41
    End of period                          $15.52          $26.86          $25.05         $24.51          $23.95
  Accumulation units outstanding
  at the end of period                       -               -              104             507           4,206

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(505)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.60          $10.18           N/A             N/A            N/A
    End of period                          $6.48           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      262            11,606           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $17.40          $17.71          $16.12         $15.96          $15.36
    End of period                          $10.37          $17.40          $17.71         $16.12          $15.96
  Accumulation units outstanding
  at the end of period                       -             1,645           1,852           1,989          6,782

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $12.62          $15.97
    End of period                          $15.36          $12.62
  Accumulation units outstanding
  at the end of period                      545            1,314

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(385)

  Accumulation unit value:
    Beginning of period                    $23.41          $21.37          $18.21         $18.17          $15.65
    End of period                          $14.12          $23.41          $21.37         $18.21          $18.17
  Accumulation units outstanding
  at the end of period                       -              553             571              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(385)

  Accumulation unit value:
    Beginning of period                    $13.28           N/A
    End of period                          $15.65           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.87           $10.03           N/A             N/A            N/A
    End of period                          $6.16           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,880           1,261            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.13           N/A             N/A            N/A
    End of period                          $5.71           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,215            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.76          $10.93           N/A             N/A            N/A
    End of period                          $7.39           $10.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,438            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.80           $9.88            N/A             N/A            N/A
    End of period                          $5.95           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              798             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                    $11.46          $12.50          $10.86         $10.78           N/A
    End of period                          $7.49           $11.46          $12.50         $10.86           N/A
  Accumulation units outstanding
  at the end of period                       -              253            1,060           1,187           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(166)

  Accumulation unit value:
    Beginning of period                    $18.34          $17.54          $17.14         $17.09          $16.36
    End of period                          $17.00          $18.34          $17.54         $17.14          $17.09
  Accumulation units outstanding
  at the end of period                     1,414           2,415           4,106           4,140          4,056

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(166)

  Accumulation unit value:
    Beginning of period                    $14.74          $13.87
    End of period                          $16.36          $14.74
  Accumulation units outstanding
  at the end of period                      421            1,006






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                    $12.75          $12.69          $11.22         $11.13           N/A
    End of period                          $7.96           $12.75          $12.69         $11.22           N/A
  Accumulation units outstanding
  at the end of period                       -              134             756            1,150           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(444)

  Accumulation unit value:
    Beginning of period                    $16.10          $14.72          $11.41          $9.84          $8.22
    End of period                          $8.73           $16.10          $14.72         $11.41          $9.84
  Accumulation units outstanding
  at the end of period                     2,856           4,027           13,747         12,915          16,384

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(444)

  Accumulation unit value:
    Beginning of period                    $7.53            N/A
    End of period                          $8.22            N/A
  Accumulation units outstanding
  at the end of period                     3,765            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1146)

  Accumulation unit value:
    Beginning of period                    $23.10          $21.90          $19.63           N/A            N/A
    End of period                          $12.54          $23.10          $21.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $15.00          $14.43          $14.30         $14.30          $14.09
    End of period                          $15.62          $15.00          $14.43         $14.30          $14.30
  Accumulation units outstanding
  at the end of period                       -             4,361           4,039           4,948          9,058

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.24          $13.18
    End of period                          $14.09          $14.24
  Accumulation units outstanding
  at the end of period                     5,521           4,102






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1211)

  Accumulation unit value:
    Beginning of period                    $13.94          $10.82          $10.60           N/A            N/A
    End of period                          $6.81           $13.94          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,109           8,372            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1211)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(188)

  Accumulation unit value:
    Beginning of period                    $18.38          $19.31          $17.25         $16.22          $13.31
    End of period                          $10.96          $18.38          $19.31         $17.25          $16.22
  Accumulation units outstanding
  at the end of period                      982            2,663           5,342           6,790          12,067

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(188)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.47
    End of period                          $13.31          $10.56
  Accumulation units outstanding
  at the end of period                     1,094            280






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(188)

  Accumulation unit value:
    Beginning of period                    $14.64          $16.07          $14.08         $13.77          $12.21
    End of period                          $8.79           $14.64          $16.07         $14.08          $13.77
  Accumulation units outstanding
  at the end of period                      230            1,007           2,263           3,278          8,166

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(188)

  Accumulation unit value:
    Beginning of period                    $9.00           $9.17
    End of period                          $12.21          $9.00
  Accumulation units outstanding
  at the end of period                     5,374            310

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(279)

  Accumulation unit value:
    Beginning of period                    $11.32          $11.92          $10.87         $11.46          $9.62
    End of period                          $7.17           $11.32          $11.92         $10.87          $11.46
  Accumulation units outstanding
  at the end of period                     12,888          21,135          26,070         27,240          25,017

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(279)

  Accumulation unit value:
    Beginning of period                    $6.80            N/A
    End of period                          $9.62            N/A
  Accumulation units outstanding
  at the end of period                     8,429            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(166)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.91          $10.77         $10.82          $10.69
    End of period                          $11.50          $11.35          $10.91         $10.77          $10.82
  Accumulation units outstanding
  at the end of period                     4,907           17,704          23,106         15,047          8,911

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(166)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.30
    End of period                          $10.69          $10.62
  Accumulation units outstanding
  at the end of period                     4,506            966






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(718)

  Accumulation unit value:
    Beginning of period                    $5.81           $5.70           $4.29           $4.35          $4.33
    End of period                          $3.43           $5.81           $5.70           $4.29          $4.35
  Accumulation units outstanding
  at the end of period                       -              274              -               -            4,536

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(766)

  Accumulation unit value:
    Beginning of period                    $9.89           $10.99          $9.91          $10.11           N/A
    End of period                          $6.64           $9.89           $10.99          $9.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(766)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(188)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.70          $8.45           $9.17          $9.12
    End of period                          $5.57           $10.57          $10.70          $8.45          $9.17
  Accumulation units outstanding
  at the end of period                     15,569          43,951          51,564         35,092          29,531

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(188)

  Accumulation unit value:
    Beginning of period                    $7.42           $6.97
    End of period                          $9.12           $7.42
  Accumulation units outstanding
  at the end of period                     10,845           817

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $10.32          $11.73          $10.00           N/A            N/A
    End of period                          $5.11           $10.32          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             23,408          24,155           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(619)

  Accumulation unit value:
    Beginning of period                    $9.34           $9.21           $8.06           $7.91          $7.24
    End of period                          $5.68           $9.34           $9.21           $8.06          $7.91
  Accumulation units outstanding
  at the end of period                      904            4,552           5,232           5,004          4,203

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(619)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                    $11.24          $13.92          $12.62           N/A            N/A
    End of period                          $5.42           $11.24          $13.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(279)

  Accumulation unit value:
    Beginning of period                    $18.05          $16.62          $12.14         $11.27          $9.00
    End of period                          $9.08           $18.05          $16.62         $12.14          $11.27
  Accumulation units outstanding
  at the end of period                     13,164          26,301          32,390         31,947          23,832

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(279)

  Accumulation unit value:
    Beginning of period                    $6.04            N/A
    End of period                          $9.00            N/A
  Accumulation units outstanding
  at the end of period                     8,321            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(501)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.24          $10.82         $10.29          $10.43
    End of period                          $8.87           $11.81          $11.24         $10.82          $10.29
  Accumulation units outstanding
  at the end of period                      464            6,700           6,958           2,884           959

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(501)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(256)

  Accumulation unit value:
    Beginning of period                    $19.42          $18.00          $14.67         $13.24          $11.34
    End of period                          $10.83          $19.42          $18.00         $14.67          $13.24
  Accumulation units outstanding
  at the end of period                     6,469           10,733          13,929         12,888          9,710

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(256)

  Accumulation unit value:
    Beginning of period                    $8.28            N/A
    End of period                          $11.34           N/A
  Accumulation units outstanding
  at the end of period                     4,638            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.67          $11.77         $10.89          $10.65
    End of period                          $7.61           $13.55          $13.67         $11.77          $10.89
  Accumulation units outstanding
  at the end of period                     96,048         137,352         137,481         114,490         9,787

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1125)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.67          $9.57            N/A            N/A
    End of period                          $6.24           $11.84          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,909           2,920            184             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1125)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                    $12.46          $10.71          $10.46         $10.81          $10.44
    End of period                          $7.12           $12.46          $10.71         $10.46          $10.81
  Accumulation units outstanding
  at the end of period                     1,777           5,578           4,537           4,666           929

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(642)

  Accumulation unit value:
    Beginning of period                    $34.65          $26.21          $22.20         $16.61          $13.99
    End of period                          $21.04          $34.65          $26.21         $22.20          $16.61
  Accumulation units outstanding
  at the end of period                     4,133            864            5,571           5,867           122

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(642)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(279)

  Accumulation unit value:
    Beginning of period                    $13.43          $13.09          $12.79          $9.54          $8.29
    End of period                          $6.61           $13.43          $13.09         $12.79          $9.54
  Accumulation units outstanding
  at the end of period                     14,623          19,887          26,007         26,272          25,512

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(279)

  Accumulation unit value:
    Beginning of period                    $6.64            N/A
    End of period                          $8.29            N/A
  Accumulation units outstanding
  at the end of period                     9,463            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1081)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.14          $9.67            N/A            N/A
    End of period                          $7.01           $10.66          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(256)

  Accumulation unit value:
    Beginning of period                    $15.43          $14.70          $13.71         $12.53          $11.07
    End of period                          $9.41           $15.43          $14.70         $13.71          $12.53
  Accumulation units outstanding
  at the end of period                     12,334          18,318          23,737         30,175          21,663

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(256)

  Accumulation unit value:
    Beginning of period                    $8.27            N/A
    End of period                          $11.07           N/A
  Accumulation units outstanding
  at the end of period                     4,699            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.75          $10.44         $10.24          $9.52
    End of period                          $7.34           $12.04          $11.75         $10.44          $10.24
  Accumulation units outstanding
  at the end of period                     17,425          25,800          26,356         35,645          34,523

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $7.62           $9.66
    End of period                          $9.52           $7.62
  Accumulation units outstanding
  at the end of period                     8,104           2,599

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(279)

  Accumulation unit value:
    Beginning of period                    $17.57          $20.07          $18.76         $17.62          $16.01
    End of period                          $10.29          $17.57          $20.07         $18.76          $17.62
  Accumulation units outstanding
  at the end of period                     8,073           14,770          18,211         17,418          14,458

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(279)

  Accumulation unit value:
    Beginning of period                    $10.42           N/A
    End of period                          $16.01           N/A
  Accumulation units outstanding
  at the end of period                     5,401            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(256)

  Accumulation unit value:
    Beginning of period                    $14.37          $15.02          $13.08         $12.84          $11.19
    End of period                          $9.14           $14.37          $15.02         $13.08          $12.84
  Accumulation units outstanding
  at the end of period                     12,496          12,255          17,395         27,806          17,205

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(256)

  Accumulation unit value:
    Beginning of period                    $7.78            N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                     4,638            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                    $6.55           $5.85           $5.37            N/A            N/A
    End of period                          $3.62           $6.55           $5.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(738)

  Accumulation unit value:
    Beginning of period                    $17.42          $14.91          $15.47         $11.30           N/A
    End of period                          $8.94           $17.42          $14.91         $15.47           N/A
  Accumulation units outstanding
  at the end of period                     3,221           14,869          18,579         12,549           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.00          $11.86         $11.06          $10.86
    End of period                          $7.87           $14.07          $13.00         $11.86          $11.06
  Accumulation units outstanding
  at the end of period                     29,694          24,297          26,993         21,962          11,430

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(244)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.93          $12.18         $10.96          $9.51
    End of period                          $8.36           $14.47          $13.93         $12.18          $10.96
  Accumulation units outstanding
  at the end of period                       -              714            3,298           3,754          2,085

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(244)

  Accumulation unit value:
    Beginning of period                    $6.93           $6.92
    End of period                          $9.51           $6.93
  Accumulation units outstanding
  at the end of period                     1,133             12






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.98           N/A             N/A             N/A            N/A
    End of period                          $10.21           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,145            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.05          $13.29          $13.14         $13.14          $12.87
    End of period                          $13.79          $14.05          $13.29         $13.14          $13.14
  Accumulation units outstanding
  at the end of period                     12,985          18,669          20,376         23,889          26,162

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.57          $11.94
    End of period                          $12.87          $12.57
  Accumulation units outstanding
  at the end of period                     6,664           1,983






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(821)

  Accumulation unit value:
    Beginning of period                    $19.84          $21.89          $19.69         $17.48           N/A
    End of period                          $11.54          $19.84          $21.89         $19.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -              832             935            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(821)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.77          $13.21          $12.23         $12.31          $11.99
    End of period                          $8.64           $12.77          $13.21         $12.23          $12.31
  Accumulation units outstanding
  at the end of period                     2,068           6,993           8,667           7,008          3,762

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(820)

  Accumulation unit value:
    Beginning of period                    $19.00          $20.60          $18.65         $17.51           N/A
    End of period                          $9.80           $19.00          $20.60         $18.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.44           N/A             N/A             N/A            N/A
    End of period                          $7.51            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      932             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $15.25          $14.30          $12.66         $11.94          $10.85
    End of period                          $9.07           $15.25          $14.30         $12.66          $11.94
  Accumulation units outstanding
  at the end of period                     41,333          43,528          45,623         46,939          53,672

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $8.75           $10.79
    End of period                          $10.85          $8.75
  Accumulation units outstanding
  at the end of period                     1,649           2,495






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(765)

  Accumulation unit value:
    Beginning of period                    $11.43          $11.00          $10.44         $10.28           N/A
    End of period                          $9.63           $11.43          $11.00         $10.44           N/A
  Accumulation units outstanding
  at the end of period                     39,210          55,823          58,303         70,529           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.13          $14.24          $12.76         $12.16          $11.16
    End of period                          $9.56           $15.13          $14.24         $12.76          $12.16
  Accumulation units outstanding
  at the end of period                     53,280          92,300         110,148         116,278        122,720

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $9.38           $10.91
    End of period                          $11.16          $9.38
  Accumulation units outstanding
  at the end of period                     48,518          16,942






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(765)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.60          $10.76         $10.40           N/A
    End of period                          $9.40           $12.22          $11.60         $10.76           N/A
  Accumulation units outstanding
  at the end of period                     2,870           2,876           2,881           2,887           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.53          $12.34         $11.87          $11.08
    End of period                          $10.18          $14.37          $13.53         $12.34          $11.87
  Accumulation units outstanding
  at the end of period                    122,688         130,786         137,204         146,263         62,735

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.63           $10.68
    End of period                          $11.08          $9.63
  Accumulation units outstanding
  at the end of period                     8,599           7,271






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1175)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.51          $10.26           N/A            N/A
    End of period                          $8.78           $10.98          $10.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $25.37          $24.15          $21.74         $21.13          $19.50
    End of period                          $19.66          $25.37          $24.15         $21.74          $21.13
  Accumulation units outstanding
  at the end of period                      586            8,688           8,864           9,305          12,197

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $16.41          $17.92
    End of period                          $19.50          $16.41
  Accumulation units outstanding
  at the end of period                     6,278           2,250






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.51          $11.27         $11.22          $11.40
    End of period                          $11.77          $11.78          $11.51         $11.27          $11.22
  Accumulation units outstanding
  at the end of period                       -               -               -             1,451           965

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.71
    End of period                          $11.40          $11.61
  Accumulation units outstanding
  at the end of period                      965            1,209

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(510)

  Accumulation unit value:
    Beginning of period                    $21.25          $20.16          $17.06         $16.14          $14.55
    End of period                          $13.84          $21.25          $20.16         $17.06          $16.14
  Accumulation units outstanding
  at the end of period                       -              946            1,704           2,492          2,148

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(510)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(166)

  Accumulation unit value:
    Beginning of period                    $29.33          $27.26          $24.53         $23.66          $22.03
    End of period                          $16.38          $29.33          $27.26         $24.53          $23.66
  Accumulation units outstanding
  at the end of period                     2,219           2,915           3,022           6,854          4,431

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(166)

  Accumulation unit value:
    Beginning of period                    $17.27          $17.49
    End of period                          $22.03          $17.27
  Accumulation units outstanding
  at the end of period                     1,430            697

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $40.94          $35.74          $34.24         $30.71          $26.62
    End of period                          $23.75          $40.94          $35.74         $34.24          $30.71
  Accumulation units outstanding
  at the end of period                      103             789            2,176           1,626          4,639

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $19.65          $19.26
    End of period                          $26.62          $19.65
  Accumulation units outstanding
  at the end of period                      521             148






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(166)

  Accumulation unit value:
    Beginning of period                    $15.20          $15.43          $13.15         $12.68          $11.26
    End of period                          $8.85           $15.20          $15.43         $13.15          $12.68
  Accumulation units outstanding
  at the end of period                     5,256           6,812           8,523           9,255          14,339

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(166)

  Accumulation unit value:
    Beginning of period                    $8.87           $8.86
    End of period                          $11.26          $8.87
  Accumulation units outstanding
  at the end of period                     8,303           1,443

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.30%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $12.75          $15.36          $11.52         $10.06           N/A
    End of period                          $8.01           $12.75          $15.36         $11.52           N/A
  Accumulation units outstanding
  at the end of period                     11,806          10,618          14,044          2,359           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $17.19          $16.02          $13.37         $12.36          $10.87
    End of period                          $9.92           $17.19          $16.02         $13.37          $12.36
  Accumulation units outstanding
  at the end of period                     6,527           8,801           7,371           4,798          2,295

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $8.66           $11.06
    End of period                          $10.87          $8.66
  Accumulation units outstanding
  at the end of period                       53              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(147)

  Accumulation unit value:
    Beginning of period                    $13.58          $12.01          $11.39         $10.87          $10.11
    End of period                          $8.27           $13.58          $12.01         $11.39          $10.87
  Accumulation units outstanding
  at the end of period                     5,601           10,534          8,615          18,839          2,948

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(147)

  Accumulation unit value:
    Beginning of period                    $7.96           $9.07
    End of period                          $10.11          $7.96
  Accumulation units outstanding
  at the end of period                      157              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $14.96          $13.75          $12.28         $11.59          $11.10
    End of period                          $8.81           $14.96          $13.75         $12.28          $11.59
  Accumulation units outstanding
  at the end of period                     1,447            303             486            6,596          3,430

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $8.21           $10.73
    End of period                          $11.10          $8.21
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(97)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.39          $10.52          $9.77          $9.14
    End of period                          $8.42           $12.01          $11.39         $10.52          $9.77
  Accumulation units outstanding
  at the end of period                     8,070           6,444           8,804           9,357          1,987

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(97)

  Accumulation unit value:
    Beginning of period                    $8.22           $9.06
    End of period                          $9.14           $8.22
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(686)

  Accumulation unit value:
    Beginning of period                    $27.67          $23.47          $21.20         $21.28          $19.36
    End of period                          $15.55          $27.67          $23.47         $21.20          $21.28
  Accumulation units outstanding
  at the end of period                     1,504           3,871           2,835           2,835          1,929

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $4.40            N/A             N/A             N/A            N/A
    End of period                          $4.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,565           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $26.85          $25.04          $24.49         $23.94          $21.94
    End of period                          $15.51          $26.85          $25.04         $24.49          $23.94
  Accumulation units outstanding
  at the end of period                     2,373           4,355           3,343           3,814          1,181

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $16.57          $16.83
    End of period                          $21.94          $16.57
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.60          $10.20           N/A             N/A            N/A
    End of period                          $6.48           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,168          14,738           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.61          $10.22           N/A             N/A            N/A
    End of period                          $6.46           $10.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,174           2,038            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                    $17.39          $17.70          $16.12         $15.95          $15.35
    End of period                          $10.36          $17.39          $17.70         $16.12          $15.95
  Accumulation units outstanding
  at the end of period                     3,677           5,617           7,060           6,730          7,098

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                    $12.61          $15.84
    End of period                          $15.35          $12.61
  Accumulation units outstanding
  at the end of period                     1,030             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(102)

  Accumulation unit value:
    Beginning of period                    $23.40          $21.36          $18.20         $18.16          $15.65
    End of period                          $14.11          $23.40          $21.36         $18.20          $18.16
  Accumulation units outstanding
  at the end of period                     6,746           10,848          18,698         16,109          2,805

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(102)

  Accumulation unit value:
    Beginning of period                    $11.44          $15.96
    End of period                          $15.65          $11.44
  Accumulation units outstanding
  at the end of period                     1,662             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.87           $10.03           N/A             N/A            N/A
    End of period                          $6.16           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,379          28,329           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.11           N/A             N/A            N/A
    End of period                          $5.71           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,301            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1109)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.81          $10.02           N/A            N/A
    End of period                          $7.39           $10.76          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,036          30,136          2,935            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1109)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.80           $10.10           N/A             N/A            N/A
    End of period                          $5.95           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      870            2,484            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $11.46          $12.50          $10.86         $10.38           N/A
    End of period                          $7.49           $11.46          $12.50         $10.86           N/A
  Accumulation units outstanding
  at the end of period                     5,218           2,958           1,992            315            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $18.33          $17.53          $17.13         $17.08          $16.35
    End of period                          $16.98          $18.33          $17.53         $17.13          $17.08
  Accumulation units outstanding
  at the end of period                     7,140           13,105          16,418         22,218          4,537

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $14.74          $14.28
    End of period                          $16.35          $14.74
  Accumulation units outstanding
  at the end of period                      503              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1921)

  Accumulation unit value:
    Beginning of period                    $9.31            N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      605             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1921)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.74          $12.69          $11.22         $10.48           N/A
    End of period                          $7.96           $12.74          $12.69         $11.22           N/A
  Accumulation units outstanding
  at the end of period                     9,050           13,631          2,778            466            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.40          $10.15          $10.00           N/A            N/A
    End of period                          $9.56           $10.40          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,156           4,193             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(303)

  Accumulation unit value:
    Beginning of period                    $16.09          $14.71          $11.40          $9.84          $8.22
    End of period                          $8.73           $16.09          $14.71         $11.40          $9.84
  Accumulation units outstanding
  at the end of period                     20,871          40,436          40,824         46,110          9,324

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(303)

  Accumulation unit value:
    Beginning of period                    $5.79            N/A
    End of period                          $8.22            N/A
  Accumulation units outstanding
  at the end of period                     1,094            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(180)

  Accumulation unit value:
    Beginning of period                    $23.09          $21.89          $19.99         $19.26          $16.71
    End of period                          $12.54          $23.09          $21.89         $19.99          $19.26
  Accumulation units outstanding
  at the end of period                     2,897           3,768           3,604           5,329            10

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(180)

  Accumulation unit value:
    Beginning of period                    $12.60          $12.75
    End of period                          $16.71          $12.60
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $14.99          $14.42          $14.29         $14.29          $14.08
    End of period                          $15.61          $14.99          $14.42         $14.29          $14.29
  Accumulation units outstanding
  at the end of period                     60,770          13,370          12,003         16,846          4,775

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $14.24          $13.13
    End of period                          $14.08          $14.24
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1080)

  Accumulation unit value:
    Beginning of period                    $13.94          $10.82          $8.67            N/A            N/A
    End of period                          $6.81           $13.94          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,695          34,307          6,080            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(129)

  Accumulation unit value:
    Beginning of period                    $18.37          $19.31          $17.24         $16.21          $13.30
    End of period                          $10.96          $18.37          $19.31         $17.24          $16.21
  Accumulation units outstanding
  at the end of period                     21,856          27,682          24,442         29,762          24,676

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(129)

  Accumulation unit value:
    Beginning of period                    $10.56          $12.47
    End of period                          $13.30          $10.56
  Accumulation units outstanding
  at the end of period                     3,548             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(129)

  Accumulation unit value:
    Beginning of period                    $14.63          $16.07          $14.07         $13.76          $12.20
    End of period                          $8.78           $14.63          $16.07         $14.07          $13.76
  Accumulation units outstanding
  at the end of period                     11,415          13,414          12,557         15,897          13,789

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(129)

  Accumulation unit value:
    Beginning of period                    $9.00           $11.08
    End of period                          $12.20          $9.00
  Accumulation units outstanding
  at the end of period                     3,697             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $9.50            N/A             N/A             N/A            N/A
    End of period                          $6.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,461            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(131)

  Accumulation unit value:
    Beginning of period                    $11.29          $11.90          $10.84         $11.43          $9.60
    End of period                          $7.15           $11.29          $11.90         $10.84          $11.43
  Accumulation units outstanding
  at the end of period                     59,917          80,683         129,363         134,924        102,138

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(131)

  Accumulation unit value:
    Beginning of period                    $7.39           $9.04
    End of period                          $9.60           $7.39
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(132)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.91          $10.77         $10.82          $10.68
    End of period                          $11.50          $11.35          $10.91         $10.77          $10.82
  Accumulation units outstanding
  at the end of period                     32,223          24,557          37,974         28,800          25,892

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(132)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.05
    End of period                          $10.68          $10.62
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(526)

  Accumulation unit value:
    Beginning of period                    $5.81           $5.70           $4.29           $4.35          $4.15
    End of period                          $3.43           $5.81           $5.70           $4.29          $4.35
  Accumulation units outstanding
  at the end of period                     1,324           13,041          8,334             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(526)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(526)

  Accumulation unit value:
    Beginning of period                    $9.88           $10.97          $9.91          $10.39          $9.97
    End of period                          $6.63           $9.88           $10.97          $9.91          $10.39
  Accumulation units outstanding
  at the end of period                      566              -               25             59              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(526)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.70          $8.45           $9.17          $9.12
    End of period                          $5.57           $10.56          $10.70          $8.45          $9.17
  Accumulation units outstanding
  at the end of period                     88,192          96,535         150,753         162,771        136,524

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $7.42           $8.79
    End of period                          $9.12           $7.42
  Accumulation units outstanding
  at the end of period                       42              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                    $10.32          $11.73          $9.98            N/A            N/A
    End of period                          $5.10           $10.32          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,098           5,892           8,054            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(135)

  Accumulation unit value:
    Beginning of period                    $9.33           $9.21           $8.06           $7.91          $7.28
    End of period                          $5.67           $9.33           $9.21           $8.06          $7.91
  Accumulation units outstanding
  at the end of period                       -               -               -               -            7,287

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(135)

  Accumulation unit value:
    Beginning of period                    $5.77           $7.00
    End of period                          $7.28           $5.77
  Accumulation units outstanding
  at the end of period                     1,299             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(561)

  Accumulation unit value:
    Beginning of period                    $11.24          $13.92          $12.00         $11.57          $10.37
    End of period                          $5.42           $11.24          $13.92         $12.00          $11.57
  Accumulation units outstanding
  at the end of period                     1,115           2,863           2,232           2,002           118

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(561)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(131)

  Accumulation unit value:
    Beginning of period                    $18.01          $16.58          $12.11         $11.25          $8.98
    End of period                          $9.06           $18.01          $16.58         $12.11          $11.25
  Accumulation units outstanding
  at the end of period                     85,748         116,852         134,185         141,628        107,799

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(131)

  Accumulation unit value:
    Beginning of period                    $6.90           $8.41
    End of period                          $8.98           $6.90
  Accumulation units outstanding
  at the end of period                       44              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(521)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.23          $10.82         $10.29          $10.49
    End of period                          $8.86           $11.81          $11.23         $10.82          $10.29
  Accumulation units outstanding
  at the end of period                     5,161           3,951           4,829           7,063           177

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $19.41          $18.00          $14.66         $13.24          $11.34
    End of period                          $10.83          $19.41          $18.00         $14.66          $13.24
  Accumulation units outstanding
  at the end of period                     37,178          28,239          35,360         26,749          37,235

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $8.45           $10.17
    End of period                          $11.34          $8.45
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.67          $11.77         $10.89          $9.68
    End of period                          $7.61           $13.55          $13.67         $11.77          $10.89
  Accumulation units outstanding
  at the end of period                    254,638         380,219         350,891         247,402         3,860

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.67          $9.19            N/A            N/A
    End of period                          $6.24           $11.84          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,477          2,304           1,119            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                    $12.46          $10.71          $10.46         $10.73           N/A
    End of period                          $7.12           $12.46          $10.71         $10.46           N/A
  Accumulation units outstanding
  at the end of period                     30,904          24,549          18,789         14,304           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                    $8.93            N/A             N/A             N/A            N/A
    End of period                          $6.08            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,612            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(505)

  Accumulation unit value:
    Beginning of period                    $34.64          $26.21          $22.20         $16.61          $13.08
    End of period                          $21.04          $34.64          $26.21         $22.20          $16.61
  Accumulation units outstanding
  at the end of period                     7,880           13,003          15,582         19,534          3,489

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(505)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(131)

  Accumulation unit value:
    Beginning of period                    $13.39          $13.05          $12.76          $9.51          $8.27
    End of period                          $6.59           $13.39          $13.05         $12.76          $9.51
  Accumulation units outstanding
  at the end of period                     62,217          71,320         109,932         132,732        126,757

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(131)

  Accumulation unit value:
    Beginning of period                    $7.12           $9.45
    End of period                          $8.27           $7.12
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $15.43          $14.70          $13.71         $12.53          $11.07
    End of period                          $9.41           $15.43          $14.70         $13.71          $12.53
  Accumulation units outstanding
  at the end of period                     50,978          45,903          36,973         29,132          28,661

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $8.42           $10.09
    End of period                          $11.07          $8.42
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(87)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.74          $10.44         $10.24          $9.52
    End of period                          $7.34           $12.04          $11.74         $10.44          $10.24
  Accumulation units outstanding
  at the end of period                     67,846          62,015          74,737         59,064          60,156

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(87)

  Accumulation unit value:
    Beginning of period                    $7.62           $9.84
    End of period                          $9.52           $7.62
  Accumulation units outstanding
  at the end of period                      458             486

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1313)

  Accumulation unit value:
    Beginning of period                    $8.79           $10.25           N/A             N/A            N/A
    End of period                          $6.00           $8.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,846           2,065            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1313)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(131)

  Accumulation unit value:
    Beginning of period                    $17.52          $20.03          $18.72         $17.58          $15.98
    End of period                          $10.27          $17.52          $20.03         $18.72          $17.58
  Accumulation units outstanding
  at the end of period                     38,375          45,683          68,596         76,114          63,448

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(131)

  Accumulation unit value:
    Beginning of period                    $11.05          $13.41
    End of period                          $15.98          $11.05
  Accumulation units outstanding
  at the end of period                      608              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(132)

  Accumulation unit value:
    Beginning of period                    $14.36          $15.01          $13.08         $12.84          $11.19
    End of period                          $9.13           $14.36          $15.01         $13.08          $12.84
  Accumulation units outstanding
  at the end of period                     44,578          32,542          36,397         35,511          30,423

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(132)

  Accumulation unit value:
    Beginning of period                    $7.85           $9.69
    End of period                          $11.19          $7.85
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(526)

  Accumulation unit value:
    Beginning of period                    $6.54           $5.85           $5.47           $5.46          $5.62
    End of period                          $3.62           $6.54           $5.85           $5.47          $5.46
  Accumulation units outstanding
  at the end of period                     5,217           7,089             73             635           3,152

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(526)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                    $17.41          $14.91          $15.47         $11.41          $10.54
    End of period                          $8.94           $17.41          $14.91         $15.47          $11.41
  Accumulation units outstanding
  at the end of period                     69,133          76,124          72,617         64,941            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.00          $11.86         $11.06          $10.22
    End of period                          $7.87           $14.07          $13.00         $11.86          $11.06
  Accumulation units outstanding
  at the end of period                     19,324          26,074          37,523         37,666          8,221

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $14.48          $13.94          $12.19         $10.97          $9.52
    End of period                          $8.37           $14.48          $13.94         $12.19          $10.97
  Accumulation units outstanding
  at the end of period                     13,936          13,170          13,322         13,926          13,788

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $6.93           $8.18
    End of period                          $9.52           $6.93
  Accumulation units outstanding
  at the end of period                     1,173             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1807)

  Accumulation unit value:
    Beginning of period                    $9.17            N/A             N/A             N/A            N/A
    End of period                          $4.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,314            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1807)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1807)

  Accumulation unit value:
    Beginning of period                    $7.90            N/A             N/A             N/A            N/A
    End of period                          $4.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,873           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1807)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.85          $10.19           N/A             N/A            N/A
    End of period                          $10.21          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,742          16,031           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $14.05          $13.28          $13.13         $13.13          $12.87
    End of period                          $13.78          $14.05          $13.28         $13.13          $13.13
  Accumulation units outstanding
  at the end of period                     56,790          72,647          58,197         59,562          16,252

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $12.57          $12.07
    End of period                          $12.87          $12.57
  Accumulation units outstanding
  at the end of period                      556              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $19.83          $21.88          $19.68         $18.52          $16.76
    End of period                          $11.53          $19.83          $21.88         $19.68          $18.52
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $13.48          $16.11
    End of period                          $16.76          $13.48
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.76          $13.21          $12.23         $12.30          $11.98
    End of period                          $8.64           $12.76          $13.21         $12.23          $12.30
  Accumulation units outstanding
  at the end of period                     13,576          13,835          13,859          8,286          12,343

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1873)

  Accumulation unit value:
    Beginning of period                    $9.44            N/A             N/A             N/A            N/A
    End of period                          $5.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       87             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1873)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                    $10.76           N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      649             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $18.99          $20.59          $18.64         $18.18          $16.95
    End of period                          $9.80           $18.99          $20.59         $18.64          $18.18
  Accumulation units outstanding
  at the end of period                     1,222            990            1,031           1,034            42

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $13.92          $16.74
    End of period                          $16.95          $13.92
  Accumulation units outstanding
  at the end of period                       43              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1921)

  Accumulation unit value:
    Beginning of period                    $7.60            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,273            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1921)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.40            N/A             N/A             N/A            N/A
    End of period                          $6.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,072            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $9.11            N/A             N/A             N/A            N/A
    End of period                          $6.19            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      157             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $7.80            N/A             N/A             N/A            N/A
    End of period                          $7.51            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,904            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $6.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,574            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $15.24          $14.29          $12.65         $11.93          $10.84
    End of period                          $9.06           $15.24          $14.29         $12.65          $11.93
  Accumulation units outstanding
  at the end of period                     25,481          16,845          22,050         15,810          9,460

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $8.75           $8.40
    End of period                          $10.84          $8.75
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                    $11.42          $11.00          $10.43         $10.29          $9.94
    End of period                          $9.63           $11.42          $11.00         $10.43          $10.29
  Accumulation units outstanding
  at the end of period                     42,195          38,842          40,628         43,219          10,814

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $15.12          $14.23          $12.76         $12.15          $11.16
    End of period                          $9.55           $15.12          $14.23         $12.76          $12.15
  Accumulation units outstanding
  at the end of period                     54,712          61,638          56,379         50,038          17,539

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $9.38           $11.09
    End of period                          $11.16          $9.38
  Accumulation units outstanding
  at the end of period                     2,965             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.60          $10.76         $10.48          $10.00
    End of period                          $9.40           $12.22          $11.60         $10.76          $10.48
  Accumulation units outstanding
  at the end of period                    113,453         128,943         143,244         169,640         38,086

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.53          $12.34         $11.86          $11.08
    End of period                          $10.18          $14.36          $13.53         $12.34          $11.86
  Accumulation units outstanding
  at the end of period                    136,493         189,255         203,409         236,771        100,647

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $9.63           $10.83
    End of period                          $11.08          $9.63
  Accumulation units outstanding
  at the end of period                     2,545           1,782






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1204)

  Accumulation unit value:
    Beginning of period                    $11.48          $10.76          $10.59           N/A            N/A
    End of period                          $7.84           $11.48          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                      807             818             826             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1204)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.79          $12.03           N/A             N/A            N/A
    End of period                          $7.41           $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             24,659           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $25.35          $24.14          $21.73         $21.12          $19.49
    End of period                          $19.64          $25.35          $24.14         $21.73          $21.12
  Accumulation units outstanding
  at the end of period                     11,294          28,169          33,414         19,345          13,521

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $16.40          $17.66
    End of period                          $19.49          $16.40
  Accumulation units outstanding
  at the end of period                      136              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(147)

  Accumulation unit value:
    Beginning of period                    $11.77          $11.50          $11.26         $11.22          $11.39
    End of period                          $11.76          $11.77          $11.50         $11.26          $11.22
  Accumulation units outstanding
  at the end of period                     54,119          18,586          9,226           5,084          5,319

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(147)

  Accumulation unit value:
    Beginning of period                    $11.60          $11.68
    End of period                          $11.39          $11.60
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                    $21.21          $20.13          $17.03         $16.12          $14.37
    End of period                          $13.82          $21.21          $20.13         $17.03          $16.12
  Accumulation units outstanding
  at the end of period                     9,450           12,688          12,073          7,638          2,906

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                    $12.09           N/A
    End of period                          $14.37           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(97)

  Accumulation unit value:
    Beginning of period                    $29.31          $27.24          $24.52         $23.65          $22.02
    End of period                          $16.37          $29.31          $27.24         $24.52          $23.65
  Accumulation units outstanding
  at the end of period                     16,547          15,932          21,487         13,311          1,884

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(97)

  Accumulation unit value:
    Beginning of period                    $17.26          $22.25
    End of period                          $22.02          $17.26
  Accumulation units outstanding
  at the end of period                      435              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(102)

  Accumulation unit value:
    Beginning of period                    $40.92          $35.72          $34.23         $30.70          $26.61
    End of period                          $23.73          $40.92          $35.72         $34.23          $30.70
  Accumulation units outstanding
  at the end of period                     18,537          21,841          21,814         12,524          8,288

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(102)

  Accumulation unit value:
    Beginning of period                    $19.65          $25.19
    End of period                          $26.61          $19.65
  Accumulation units outstanding
  at the end of period                     1,498             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division(97)

  Accumulation unit value:
    Beginning of period                    $15.20          $15.42          $13.15         $12.68          $11.26
    End of period                          $8.84           $15.20          $15.42         $13.15          $12.68
  Accumulation units outstanding
  at the end of period                     38,774          40,885          18,891         23,506          16,033

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division(97)

  Accumulation unit value:
    Beginning of period                    $8.87           $11.38
    End of period                          $11.26          $8.87
  Accumulation units outstanding
  at the end of period                      411              -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.305%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(682)

  Accumulation unit value:
    Beginning of period                    $11.29          $11.89          $10.84         $11.43          $10.37
    End of period                          $7.15           $11.29          $11.89         $10.84          $11.43
  Accumulation units outstanding
  at the end of period                       -               -               -             1,415          1,415

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.91          $10.77         $10.82          $10.84
    End of period                          $11.50          $11.35          $10.91         $10.77          $10.82
  Accumulation units outstanding
  at the end of period                       -               62             384            2,654          2,165

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(682)

  Accumulation unit value:
    Beginning of period                    $18.00          $16.58          $12.11         $11.24          $10.04
    End of period                          $9.06           $18.00          $16.58         $12.11          $11.24
  Accumulation units outstanding
  at the end of period                       -               -               -             1,731          1,731

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(814)

  Accumulation unit value:
    Beginning of period                    $19.41          $17.99          $14.66         $12.98           N/A
    End of period                          $10.83          $19.41          $17.99         $14.66           N/A
  Accumulation units outstanding
  at the end of period                       -               51             315             400            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(814)

  Accumulation unit value:
    Beginning of period                    $15.42          $14.69          $13.70         $11.91           N/A
    End of period                          $9.41           $15.42          $14.69         $13.70           N/A
  Accumulation units outstanding
  at the end of period                       -               52             326             414            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(814)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.74          $10.44          $9.70           N/A
    End of period                          $7.33           $12.03          $11.74         $10.44           N/A
  Accumulation units outstanding
  at the end of period                       -               66             412             524            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(682)

  Accumulation unit value:
    Beginning of period                    $17.52          $20.02          $18.71         $17.58          $15.06
    End of period                          $10.26          $17.52          $20.02         $18.71          $17.58
  Accumulation units outstanding
  at the end of period                       -               -               -              469            469

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(814)

  Accumulation unit value:
    Beginning of period                    $14.35          $15.01          $13.07         $11.56           N/A
    End of period                          $9.13           $14.35          $15.01         $13.07           N/A
  Accumulation units outstanding
  at the end of period                       -               54             335             426            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(682)

  Accumulation unit value:
    Beginning of period                    $14.04          $13.27          $13.13         $13.13          $13.12
    End of period                          $13.77          $14.04          $13.27         $13.13          $13.13
  Accumulation units outstanding
  at the end of period                       -               -               -             1,786          1,786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(682)

  Accumulation unit value:
    Beginning of period                    $12.75          $13.19          $12.22         $12.29          $12.05
    End of period                          $8.63           $12.75          $13.19         $12.22          $12.29
  Accumulation units outstanding
  at the end of period                       -               -               -              639            639

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(682)

  Accumulation unit value:
    Beginning of period                    $15.23          $14.28          $12.64         $11.93          $10.81
    End of period                          $9.06           $15.23          $14.28         $12.64          $11.93
  Accumulation units outstanding
  at the end of period                       -               -               -             1,355          1,355

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                    $25.34          $24.12          $21.72         $21.10          $19.97
    End of period                          $19.63          $25.34          $24.12         $21.72          $21.10
  Accumulation units outstanding
  at the end of period                       -               -               -              755            755

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(682)

  Accumulation unit value:
    Beginning of period                    $29.29          $27.23          $24.50         $23.63          $21.40
    End of period                          $16.36          $29.29          $27.23         $24.50          $23.63
  Accumulation units outstanding
  at the end of period                       -               -               -              890            890

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(682)

  Accumulation unit value:
    Beginning of period                    $40.89          $35.70          $34.21         $30.68          $27.36
    End of period                          $23.72          $40.89          $35.70         $34.21          $30.68
  Accumulation units outstanding
  at the end of period                       -               -               -              265            265

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.31%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(875)

  Accumulation unit value:
    Beginning of period                    $12.75          $15.36          $11.52         $11.14           N/A
    End of period                          $8.01           $12.75          $15.36         $11.52           N/A
  Accumulation units outstanding
  at the end of period                     9,160           6,318           38,450         21,682           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(875)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(400)

  Accumulation unit value:
    Beginning of period                    $17.16          $16.00          $13.36         $12.35          $10.86
    End of period                          $9.91           $17.16          $16.00         $13.36          $12.35
  Accumulation units outstanding
  at the end of period                     3,677           3,455           4,085           1,735          10,264

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(400)

  Accumulation unit value:
    Beginning of period                    $9.38            N/A
    End of period                          $10.86           N/A
  Accumulation units outstanding
  at the end of period                      265             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(308)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.00          $11.39         $10.87          $10.11
    End of period                          $8.27           $13.57          $12.00         $11.39          $10.87
  Accumulation units outstanding
  at the end of period                     10,030          30,789          28,334         26,689          24,115

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(308)

  Accumulation unit value:
    Beginning of period                    $8.16            N/A
    End of period                          $10.11           N/A
  Accumulation units outstanding
  at the end of period                     14,318           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(366)

  Accumulation unit value:
    Beginning of period                    $14.95          $13.74          $12.28         $11.59          $11.10
    End of period                          $8.80           $14.95          $13.74         $12.28          $11.59
  Accumulation units outstanding
  at the end of period                     4,088           10,861          8,956           9,607          10,343

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(366)

  Accumulation unit value:
    Beginning of period                    $9.87            N/A
    End of period                          $11.10           N/A
  Accumulation units outstanding
  at the end of period                     13,394           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(308)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.38          $10.51          $9.77          $9.14
    End of period                          $8.41           $12.00          $11.38         $10.51          $9.77
  Accumulation units outstanding
  at the end of period                     33,792          46,895          33,000         33,594          24,415

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(308)

  Accumulation unit value:
    Beginning of period                    $8.26            N/A
    End of period                          $9.14            N/A
  Accumulation units outstanding
  at the end of period                     14,478           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(719)

  Accumulation unit value:
    Beginning of period                    $27.64          $23.44          $21.17         $21.26          $21.21
    End of period                          $15.53          $27.64          $23.44         $21.17          $21.26
  Accumulation units outstanding
  at the end of period                     2,523           6,500            810             52            4,931

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.08           N/A             N/A            N/A
    End of period                          $4.44           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,946            749             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(298)

  Accumulation unit value:
    Beginning of period                    $26.82          $25.01          $24.47         $23.92          $21.92
    End of period                          $15.49          $26.82          $25.01         $24.47          $23.92
  Accumulation units outstanding
  at the end of period                     1,681           1,507           3,926           7,021          5,411

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(298)

  Accumulation unit value:
    Beginning of period                    $16.43           N/A
    End of period                          $21.92           N/A
  Accumulation units outstanding
  at the end of period                     7,973            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.60          $10.20           N/A             N/A            N/A
    End of period                          $6.48           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,116          37,741           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.61          $9.84            N/A             N/A            N/A
    End of period                          $6.46           $10.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,047           1,420            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(298)

  Accumulation unit value:
    Beginning of period                    $17.37          $17.68          $16.10         $15.94          $15.34
    End of period                          $10.35          $17.37          $17.68         $16.10          $15.94
  Accumulation units outstanding
  at the end of period                     3,076           4,736           8,977           7,809          8,813

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(298)

  Accumulation unit value:
    Beginning of period                    $12.12           N/A
    End of period                          $15.34           N/A
  Accumulation units outstanding
  at the end of period                     8,324            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(283)

  Accumulation unit value:
    Beginning of period                    $23.37          $21.34          $18.18         $18.15          $15.63
    End of period                          $14.09          $23.37          $21.34         $18.18          $18.15
  Accumulation units outstanding
  at the end of period                     8,602           13,907          13,289          9,489          4,796

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(283)

  Accumulation unit value:
    Beginning of period                    $10.09           N/A
    End of period                          $15.63           N/A
  Accumulation units outstanding
  at the end of period                     12,195           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.87           $10.00           N/A             N/A            N/A
    End of period                          $6.16           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     66,132          86,770           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.84           $9.83            N/A             N/A            N/A
    End of period                          $5.71           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,990            552             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.81          $9.93            N/A            N/A
    End of period                          $7.39           $10.76          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,387          14,607          1,901            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.80           $9.91            N/A             N/A            N/A
    End of period                          $5.95           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,353           13,074           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                    $11.46          $12.49          $10.86         $10.60           N/A
    End of period                          $7.49           $11.46          $12.49         $10.86           N/A
  Accumulation units outstanding
  at the end of period                     8,775           7,405           8,184           1,373           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(368)

  Accumulation unit value:
    Beginning of period                    $18.30          $17.51          $17.11         $17.07          $16.34
    End of period                          $16.96          $18.30          $17.51         $17.11          $17.07
  Accumulation units outstanding
  at the end of period                     12,157          25,072          31,955         21,896          13,472

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(368)

  Accumulation unit value:
    Beginning of period                    $15.98           N/A
    End of period                          $16.34           N/A
  Accumulation units outstanding
  at the end of period                     2,090            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(875)

  Accumulation unit value:
    Beginning of period                    $12.74          $12.69          $11.22         $11.03           N/A
    End of period                          $7.96           $12.74          $12.69         $11.22           N/A
  Accumulation units outstanding
  at the end of period                     5,527           12,468          14,019         15,137           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(875)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.40          $10.15          $9.97            N/A            N/A
    End of period                          $9.55           $10.40          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,714           2,790           1,788            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(392)

  Accumulation unit value:
    Beginning of period                    $16.08          $14.70          $11.39          $9.83          $8.21
    End of period                          $8.72           $16.08          $14.70         $11.39          $9.83
  Accumulation units outstanding
  at the end of period                     48,374          59,356          64,658         42,515          29,301

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(392)

  Accumulation unit value:
    Beginning of period                    $6.88            N/A
    End of period                          $8.21            N/A
  Accumulation units outstanding
  at the end of period                     4,454            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(440)

  Accumulation unit value:
    Beginning of period                    $23.06          $21.86          $19.97         $19.25          $16.69
    End of period                          $12.52          $23.06          $21.86         $19.97          $19.25
  Accumulation units outstanding
  at the end of period                     4,454           7,603           6,504           6,644          6,079

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(440)

  Accumulation unit value:
    Beginning of period                    $15.74           N/A
    End of period                          $16.69           N/A
  Accumulation units outstanding
  at the end of period                     6,673            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(272)

  Accumulation unit value:
    Beginning of period                    $14.97          $14.41          $14.28         $14.28          $14.07
    End of period                          $15.59          $14.97          $14.41         $14.28          $14.28
  Accumulation units outstanding
  at the end of period                     5,773           4,497           4,320          10,284          7,861

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(272)

  Accumulation unit value:
    Beginning of period                    $14.29           N/A
    End of period                          $14.07           N/A
  Accumulation units outstanding
  at the end of period                     6,703            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.94          $10.82          $10.13           N/A            N/A
    End of period                          $6.80           $13.94          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,073          22,847          6,450            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(339)

  Accumulation unit value:
    Beginning of period                    $18.35          $19.29          $17.23         $16.20          $13.30
    End of period                          $10.95          $18.35          $19.29         $17.23          $16.20
  Accumulation units outstanding
  at the end of period                     12,054          28,951          35,970         34,632          33,246

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(339)

  Accumulation unit value:
    Beginning of period                    $11.37           N/A
    End of period                          $13.30           N/A
  Accumulation units outstanding
  at the end of period                     7,297            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(308)

  Accumulation unit value:
    Beginning of period                    $14.62          $16.05          $14.06         $13.75          $12.20
    End of period                          $8.77           $14.62          $16.05         $14.06          $13.75
  Accumulation units outstanding
  at the end of period                     9,963           9,207           12,512         20,374          18,574

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(308)

  Accumulation unit value:
    Beginning of period                    $8.74            N/A
    End of period                          $12.20           N/A
  Accumulation units outstanding
  at the end of period                     5,730            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.77           $9.82            N/A             N/A            N/A
    End of period                          $6.08           $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,234          2,957            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(267)

  Accumulation unit value:
    Beginning of period                    $11.29          $11.89          $10.84         $11.43          $9.59
    End of period                          $7.14           $11.29          $11.89         $10.84          $11.43
  Accumulation units outstanding
  at the end of period                    121,714         222,889         265,465         243,211        249,721

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(267)

  Accumulation unit value:
    Beginning of period                    $6.64            N/A
    End of period                          $9.59            N/A
  Accumulation units outstanding
  at the end of period                     79,340           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(267)

  Accumulation unit value:
    Beginning of period                    $11.34          $10.91          $10.77         $10.82          $10.68
    End of period                          $11.49          $11.34          $10.91         $10.77          $10.82
  Accumulation units outstanding
  at the end of period                    116,991         175,338         208,149         132,183         68,410

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(267)

  Accumulation unit value:
    Beginning of period                    $10.64           N/A
    End of period                          $10.68           N/A
  Accumulation units outstanding
  at the end of period                     11,966           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(536)

  Accumulation unit value:
    Beginning of period                    $5.81           $5.70           $4.28           $4.34          $3.96
    End of period                          $3.43           $5.81           $5.70           $4.28          $4.34
  Accumulation units outstanding
  at the end of period                     31,392          24,221          8,490           4,271          1,937

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(483)

  Accumulation unit value:
    Beginning of period                    $9.88           $10.98          $9.90          $10.39          $9.65
    End of period                          $6.64           $9.88           $10.98          $9.90          $10.39
  Accumulation units outstanding
  at the end of period                     12,477          2,346           4,502           6,036            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(483)

  Accumulation unit value:
    Beginning of period                    $9.54            N/A
    End of period                          $9.65            N/A
  Accumulation units outstanding
  at the end of period                     1,090            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(267)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.69          $8.45           $9.16          $9.12
    End of period                          $5.57           $10.56          $10.69          $8.45          $9.16
  Accumulation units outstanding
  at the end of period                    177,989         279,366         390,059         364,685        292,193

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(267)

  Accumulation unit value:
    Beginning of period                    $6.43            N/A
    End of period                          $9.12            N/A
  Accumulation units outstanding
  at the end of period                     98,068           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                    $10.31          $11.73          $9.90            N/A            N/A
    End of period                          $5.10           $10.31          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,176          50,551          49,824           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(293)

  Accumulation unit value:
    Beginning of period                    $9.33           $9.20           $8.06           $7.91          $7.27
    End of period                          $5.67           $9.33           $9.20           $8.06          $7.91
  Accumulation units outstanding
  at the end of period                     19,946          68,402          51,288         46,479          43,187

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(293)

  Accumulation unit value:
    Beginning of period                    $5.87            N/A
    End of period                          $7.27            N/A
  Accumulation units outstanding
  at the end of period                     18,761           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(521)

  Accumulation unit value:
    Beginning of period                    $11.23          $13.91          $11.99         $11.56          $10.94
    End of period                          $5.42           $11.23          $13.91         $11.99          $11.56
  Accumulation units outstanding
  at the end of period                     23,979          7,523           6,953           5,297          1,663

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(267)

  Accumulation unit value:
    Beginning of period                    $17.99          $16.57          $12.10         $11.24          $8.98
    End of period                          $9.05           $17.99          $16.57         $12.10          $11.24
  Accumulation units outstanding
  at the end of period                    136,087         229,730         291,344         270,852        254,514

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(267)

  Accumulation unit value:
    Beginning of period                    $6.18            N/A
    End of period                          $8.98            N/A
  Accumulation units outstanding
  at the end of period                     88,599           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(520)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.23          $10.81         $10.28          $10.54
    End of period                          $8.85           $11.80          $11.23         $10.81          $10.28
  Accumulation units outstanding
  at the end of period                     12,622          15,200          11,786         15,140          5,974

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(520)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                    $9.85           $9.76            N/A             N/A            N/A
    End of period                          $6.75           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,108            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(267)

  Accumulation unit value:
    Beginning of period                    $19.40          $17.99          $14.66         $13.24          $11.34
    End of period                          $10.82          $19.40          $17.99         $14.66          $13.24
  Accumulation units outstanding
  at the end of period                    129,193         180,812         196,501         148,148         90,904

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(267)

  Accumulation unit value:
    Beginning of period                    $7.94            N/A
    End of period                          $11.34           N/A
  Accumulation units outstanding
  at the end of period                     30,436           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.67          $11.77         $10.89          $9.68
    End of period                          $7.61           $13.55          $13.67         $11.77          $10.89
  Accumulation units outstanding
  at the end of period                    438,788         600,680         544,954         407,200         20,278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.67          $9.82            N/A            N/A
    End of period                          $6.24           $11.84          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     82,994          47,801          1,366            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                    $12.45          $10.70          $10.46         $10.81          $9.90
    End of period                          $7.12           $12.45          $10.70         $10.46          $10.81
  Accumulation units outstanding
  at the end of period                     14,557          31,667          25,412         23,264           506

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.25           N/A             N/A            N/A
    End of period                          $6.08           $11.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     72,935          4,050            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(551)

  Accumulation unit value:
    Beginning of period                    $34.61          $26.19          $22.18         $16.60          $13.46
    End of period                          $21.02          $34.61          $26.19         $22.18          $16.60
  Accumulation units outstanding
  at the end of period                     50,949          53,391          40,232         30,570          9,490

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(267)

  Accumulation unit value:
    Beginning of period                    $13.38          $13.04          $12.75          $9.51          $8.27
    End of period                          $6.59           $13.38          $13.04         $12.75          $9.51
  Accumulation units outstanding
  at the end of period                    129,600         213,899         267,192         277,772        273,459

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(267)

  Accumulation unit value:
    Beginning of period                    $6.41            N/A
    End of period                          $8.27            N/A
  Accumulation units outstanding
  at the end of period                     83,966           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.14          $10.04           N/A            N/A
    End of period                          $7.01           $10.66          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,817          3,260           4,246            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(267)

  Accumulation unit value:
    Beginning of period                    $15.42          $14.69          $13.70         $12.52          $11.07
    End of period                          $9.41           $15.42          $14.69         $13.70          $12.52
  Accumulation units outstanding
  at the end of period                    149,311         191,074         209,687         156,923        126,926

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(267)

  Accumulation unit value:
    Beginning of period                    $7.77            N/A
    End of period                          $11.07           N/A
  Accumulation units outstanding
  at the end of period                     54,618           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(267)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.74          $10.44         $10.23          $9.52
    End of period                          $7.33           $12.03          $11.74         $10.44          $10.23
  Accumulation units outstanding
  at the end of period                    323,069         350,797         400,368         321,135        241,634

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(267)

  Accumulation unit value:
    Beginning of period                    $7.08            N/A
    End of period                          $9.52            N/A
  Accumulation units outstanding
  at the end of period                     93,656           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1307)

  Accumulation unit value:
    Beginning of period                    $8.79           $10.20           N/A             N/A            N/A
    End of period                          $5.99           $8.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     78,813          6,132            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1307)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(267)

  Accumulation unit value:
    Beginning of period                    $17.51          $20.02          $18.71         $17.58          $15.98
    End of period                          $10.26          $17.51          $20.02         $18.71          $17.58
  Accumulation units outstanding
  at the end of period                     82,165         133,896         173,121         163,537        163,376

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(267)

  Accumulation unit value:
    Beginning of period                    $10.14           N/A
    End of period                          $15.98           N/A
  Accumulation units outstanding
  at the end of period                     51,756           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(267)

  Accumulation unit value:
    Beginning of period                    $14.35          $15.01          $13.07         $12.83          $11.19
    End of period                          $9.13           $14.35          $15.01         $13.07          $12.83
  Accumulation units outstanding
  at the end of period                    139,206         185,998         199,996         147,934        121,070

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(267)

  Accumulation unit value:
    Beginning of period                    $7.26            N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                     46,041           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $6.54           $5.84           $5.47           $5.46          $5.24
    End of period                          $3.62           $6.54           $5.84           $5.47          $5.46
  Accumulation units outstanding
  at the end of period                     16,943          18,437          20,999          9,972          3,355

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                    $17.41          $14.91          $15.47         $11.41          $9.76
    End of period                          $8.94           $17.41          $14.91         $15.47          $11.41
  Accumulation units outstanding
  at the end of period                     93,729         242,181         187,659         143,261         7,787

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.00          $11.86         $11.06          $9.89
    End of period                          $7.86           $14.07          $13.00         $11.86          $11.06
  Accumulation units outstanding
  at the end of period                    198,208         220,587         170,288         100,635         11,443

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(308)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.93          $12.19         $10.97          $9.52
    End of period                          $8.36           $14.47          $13.93         $12.19          $10.97
  Accumulation units outstanding
  at the end of period                     12,439          22,497          22,909         27,183          17,973

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(308)

  Accumulation unit value:
    Beginning of period                    $6.55            N/A
    End of period                          $9.52            N/A
  Accumulation units outstanding
  at the end of period                     10,557           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1771)

  Accumulation unit value:
    Beginning of period                    $8.92            N/A             N/A             N/A            N/A
    End of period                          $4.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,201            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1782)

  Accumulation unit value:
    Beginning of period                    $7.98            N/A             N/A             N/A            N/A
    End of period                          $4.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,691            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1782)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.85          $10.26           N/A             N/A            N/A
    End of period                          $10.20          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,814          3,689            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(289)

  Accumulation unit value:
    Beginning of period                    $14.03          $13.27          $13.12         $13.13          $12.86
    End of period                          $13.77          $14.03          $13.27         $13.12          $13.13
  Accumulation units outstanding
  at the end of period                     86,527          69,248          67,661         68,928          40,953

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(289)

  Accumulation unit value:
    Beginning of period                    $12.70           N/A
    End of period                          $12.86           N/A
  Accumulation units outstanding
  at the end of period                     19,770           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(440)

  Accumulation unit value:
    Beginning of period                    $19.80          $21.85          $19.66         $18.50          $16.75
    End of period                          $11.51          $19.80          $21.85         $19.66          $18.50
  Accumulation units outstanding
  at the end of period                     2,981           3,237           3,796           5,447          5,084

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(440)

  Accumulation unit value:
    Beginning of period                    $15.65           N/A
    End of period                          $16.75           N/A
  Accumulation units outstanding
  at the end of period                     5,681            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.75          $13.19          $12.22         $12.29          $11.97
    End of period                          $8.63           $12.75          $13.19         $12.22          $12.29
  Accumulation units outstanding
  at the end of period                     22,571          39,880          39,198         25,778          23,289

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1818)

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $5.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      672             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1950)

  Accumulation unit value:
    Beginning of period                    $5.77            N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      291             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1950)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(382)

  Accumulation unit value:
    Beginning of period                    $18.96          $20.57          $18.62         $18.16          $16.93
    End of period                          $9.78           $18.96          $20.57         $18.62          $18.16
  Accumulation units outstanding
  at the end of period                     4,260           10,357          11,185         10,544          10,981

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(382)

  Accumulation unit value:
    Beginning of period                    $15.15           N/A
    End of period                          $16.93           N/A
  Accumulation units outstanding
  at the end of period                     9,848            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.97            N/A             N/A            N/A
    End of period                          $6.62           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     68,107          53,742           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.22           N/A             N/A            N/A
    End of period                          $6.84           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,596          1,848            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $6.20            N/A             N/A             N/A            N/A
    End of period                          $6.19            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,197            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.47          $10.20           N/A             N/A            N/A
    End of period                          $7.51           $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,342           9,827            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.82            N/A             N/A             N/A            N/A
    End of period                          $7.06            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,401           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.28           N/A             N/A            N/A
    End of period                          $6.21           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,126          2,204            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $15.23          $14.28          $12.64         $11.93          $10.84
    End of period                          $9.05           $15.23          $14.28         $12.64          $11.93
  Accumulation units outstanding
  at the end of period                     95,261         128,010         144,117         229,199        238,472

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $8.76            N/A
    End of period                          $10.84           N/A
  Accumulation units outstanding
  at the end of period                     19,858           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(762)

  Accumulation unit value:
    Beginning of period                    $11.42          $11.00          $10.43         $10.29           N/A
    End of period                          $9.62           $11.42          $11.00         $10.43           N/A
  Accumulation units outstanding
  at the end of period                    128,557          82,035          86,671         94,662           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(762)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(293)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.22          $12.75         $12.14          $11.15
    End of period                          $9.54           $15.10          $14.22         $12.75          $12.14
  Accumulation units outstanding
  at the end of period                    227,567         309,397         382,515         390,222        374,577

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(293)

  Accumulation unit value:
    Beginning of period                    $9.38            N/A
    End of period                          $11.15           N/A
  Accumulation units outstanding
  at the end of period                     87,768           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(730)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.60          $10.75         $10.48          $10.43
    End of period                          $9.40           $12.21          $11.60         $10.75          $10.48
  Accumulation units outstanding
  at the end of period                     27,743          71,402         138,674         109,903          748

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(730)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $14.35          $13.52          $12.33         $11.86          $11.07
    End of period                          $10.16          $14.35          $13.52         $12.33          $11.86
  Accumulation units outstanding
  at the end of period                    191,255         202,451         199,177         201,137        150,363

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $9.66            N/A
    End of period                          $11.07           N/A
  Accumulation units outstanding
  at the end of period                     51,358           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1143)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.96          $10.11           N/A            N/A
    End of period                          $7.41           $11.79          $10.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,617           1,617             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.06          $10.51           N/A             N/A            N/A
    End of period                          $6.32           $10.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,060          2,156            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(298)

  Accumulation unit value:
    Beginning of period                    $25.32          $24.11          $21.71         $21.09          $19.47
    End of period                          $19.61          $25.32          $24.11         $21.71          $21.09
  Accumulation units outstanding
  at the end of period                     17,740          62,482          24,951         26,424          18,767

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(298)

  Accumulation unit value:
    Beginning of period                    $15.86           N/A
    End of period                          $19.47           N/A
  Accumulation units outstanding
  at the end of period                     7,441            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(375)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.49          $11.25         $11.21          $11.38
    End of period                          $11.74          $11.76          $11.49         $11.25          $11.21
  Accumulation units outstanding
  at the end of period                    258,655         136,995          71,946         15,370          32,054

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(375)

  Accumulation unit value:
    Beginning of period                    $11.48           N/A
    End of period                          $11.38           N/A
  Accumulation units outstanding
  at the end of period                     19,840           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(382)

  Accumulation unit value:
    Beginning of period                    $21.20          $20.12          $17.03         $16.11          $14.37
    End of period                          $13.81          $21.20          $20.12         $17.03          $16.11
  Accumulation units outstanding
  at the end of period                     19,755          32,496          38,923         26,918          17,850

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(382)

  Accumulation unit value:
    Beginning of period                    $12.40           N/A
    End of period                          $14.37           N/A
  Accumulation units outstanding
  at the end of period                     2,442            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(356)

  Accumulation unit value:
    Beginning of period                    $29.28          $27.21          $24.49         $23.62          $22.00
    End of period                          $16.35          $29.28          $27.21         $24.49          $23.62
  Accumulation units outstanding
  at the end of period                     28,230          35,741          29,927         26,088          20,570

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(356)

  Accumulation unit value:
    Beginning of period                    $19.42           N/A
    End of period                          $22.00           N/A
  Accumulation units outstanding
  at the end of period                     8,756            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(372)

  Accumulation unit value:
    Beginning of period                    $40.87          $35.68          $34.19         $30.67          $26.59
    End of period                          $23.70          $40.87          $35.68         $34.19          $30.67
  Accumulation units outstanding
  at the end of period                     13,435          21,077          21,344         24,127          23,289

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(372)

  Accumulation unit value:
    Beginning of period                    $23.16           N/A
    End of period                          $26.59           N/A
  Accumulation units outstanding
  at the end of period                     14,169           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(373)

  Accumulation unit value:
    Beginning of period                    $15.19          $15.41          $13.14         $12.67          $11.25
    End of period                          $8.83           $15.19          $15.41         $13.14          $12.67
  Accumulation units outstanding
  at the end of period                     17,096          41,889          43,870         38,843          20,890

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(373)

  Accumulation unit value:
    Beginning of period                    $9.71            N/A
    End of period                          $11.25           N/A
  Accumulation units outstanding
  at the end of period                     12,397           N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.32%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(882)

  Accumulation unit value:
    Beginning of period                    $12.75          $15.35          $11.52         $11.50           N/A
    End of period                          $8.01           $12.75          $15.35         $11.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -              105             158            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(882)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(605)

  Accumulation unit value:
    Beginning of period                    $17.14          $15.98          $13.34         $12.33          $10.87
    End of period                          $9.89           $17.14          $15.98         $13.34          $12.33
  Accumulation units outstanding
  at the end of period                       -               -               -               -              69

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(605)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(844)

  Accumulation unit value:
    Beginning of period                    $13.56          $12.00          $11.38         $10.63           N/A
    End of period                          $8.26           $13.56          $12.00         $11.38           N/A
  Accumulation units outstanding
  at the end of period                     13,566           416             741             721            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(963)

  Accumulation unit value:
    Beginning of period                    $14.94          $13.73          $12.27         $12.32           N/A
    End of period                          $8.80           $14.94          $13.73         $12.27           N/A
  Accumulation units outstanding
  at the end of period                       87              36              92             92             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(963)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(707)

  Accumulation unit value:
    Beginning of period                    $11.99          $11.37          $10.50          $9.77          $9.54
    End of period                          $8.40           $11.99          $11.37         $10.50          $9.77
  Accumulation units outstanding
  at the end of period                       -              733            1,646           1,811          3,487

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $27.60          $29.04           N/A             N/A            N/A
    End of period                          $15.51          $27.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      131             131             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(707)

  Accumulation unit value:
    Beginning of period                    $26.78          $24.98          $24.44         $23.90          $23.21
    End of period                          $15.47          $26.78          $24.98         $24.44          $23.90
  Accumulation units outstanding
  at the end of period                       -               -              388             458           1,132

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.60          $11.85           N/A             N/A            N/A
    End of period                          $6.48           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       67            22,686           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.86            N/A             N/A            N/A
    End of period                          $6.16           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,425          11,704           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $5.75            N/A             N/A             N/A            N/A
    End of period                          $5.71            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,322           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.76          $11.23           N/A             N/A            N/A
    End of period                          $7.38           $10.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      872             972             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.80           $9.99            N/A             N/A            N/A
    End of period                          $5.95           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              448             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(882)

  Accumulation unit value:
    Beginning of period                    $11.46          $12.49          $10.86         $11.04           N/A
    End of period                          $7.49           $11.46          $12.49         $10.86           N/A
  Accumulation units outstanding
  at the end of period                       -               -              160             196            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(882)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(707)

  Accumulation unit value:
    Beginning of period                    $18.28          $17.48          $17.09         $17.05          $16.87
    End of period                          $16.93          $18.28          $17.48         $17.09          $17.05
  Accumulation units outstanding
  at the end of period                      278             310             397             333            311

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(882)

  Accumulation unit value:
    Beginning of period                    $12.74          $12.68          $11.22         $11.17           N/A
    End of period                          $7.95           $12.74          $12.68         $11.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -              158             193            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(882)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.40          $10.23           N/A             N/A            N/A
    End of period                          $9.55           $10.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              244             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(844)

  Accumulation unit value:
    Beginning of period                    $16.06          $14.68          $11.39          $9.59           N/A
    End of period                          $8.71           $16.06          $14.68         $11.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,028           1,207           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(844)

  Accumulation unit value:
    Beginning of period                    $14.96          $14.39          $14.26         $14.49           N/A
    End of period                          $15.57          $14.96          $14.39         $14.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -              279             306            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.94          $14.06           N/A             N/A            N/A
    End of period                          $6.80           $13.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      196             196             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(707)

  Accumulation unit value:
    Beginning of period                    $18.33          $19.27          $17.21         $16.19          $15.56
    End of period                          $10.93          $18.33          $19.27         $17.21          $16.19
  Accumulation units outstanding
  at the end of period                      308             297             850             950            972

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(707)

  Accumulation unit value:
    Beginning of period                    $14.60          $16.04          $14.05         $13.74          $13.26
    End of period                          $8.76           $14.60          $16.04         $14.05          $13.74
  Accumulation units outstanding
  at the end of period                      483             386            1,093           1,213          1,144

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(436)

  Accumulation unit value:
    Beginning of period                    $11.28          $11.88          $10.83         $11.42          $9.59
    End of period                          $7.14           $11.28          $11.88         $10.83          $11.42
  Accumulation units outstanding
  at the end of period                     7,543           8,862           10,956         10,525          6,055

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(436)

  Accumulation unit value:
    Beginning of period                    $8.48            N/A
    End of period                          $9.59            N/A
  Accumulation units outstanding
  at the end of period                      438             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(605)

  Accumulation unit value:
    Beginning of period                    $11.33          $10.90          $10.76         $10.82          $10.49
    End of period                          $11.48          $11.33          $10.90         $10.76          $10.82
  Accumulation units outstanding
  at the end of period                     1,433           2,232           3,431           3,215           357

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(605)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(718)

  Accumulation unit value:
    Beginning of period                    $5.80           $5.69           $4.28           $4.34          $4.32
    End of period                          $3.42           $5.80           $5.69           $4.28          $4.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -            9,635

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(436)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.68          $8.44           $9.16          $9.11
    End of period                          $5.56           $10.54          $10.68          $8.44          $9.16
  Accumulation units outstanding
  at the end of period                     15,087          15,975          17,511         18,970          9,375

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(436)

  Accumulation unit value:
    Beginning of period                    $8.19            N/A
    End of period                          $9.11            N/A
  Accumulation units outstanding
  at the end of period                      454             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1209)

  Accumulation unit value:
    Beginning of period                    $10.31          $11.73          $11.66           N/A            N/A
    End of period                          $5.10           $10.31          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             9,479           9,199            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1209)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(605)

  Accumulation unit value:
    Beginning of period                    $17.98          $16.56          $12.10         $11.23          $9.33
    End of period                          $9.04           $17.98          $16.56         $12.10          $11.23
  Accumulation units outstanding
  at the end of period                     9,030           17,813          19,947         12,787          10,284

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(605)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(695)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.22          $10.80         $10.27          $9.46
    End of period                          $8.84           $11.79          $11.22         $10.80          $10.27
  Accumulation units outstanding
  at the end of period                      217             292             277             261            260

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(436)

  Accumulation unit value:
    Beginning of period                    $19.39          $17.98          $14.65         $13.24          $11.34
    End of period                          $10.81          $19.39          $17.98         $14.65          $13.24
  Accumulation units outstanding
  at the end of period                     2,679           9,297           11,206          4,365          4,788

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(436)

  Accumulation unit value:
    Beginning of period                    $10.47           N/A
    End of period                          $11.34           N/A
  Accumulation units outstanding
  at the end of period                      133             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(701)

  Accumulation unit value:
    Beginning of period                    $13.54          $13.66          $11.77         $10.89          $10.23
    End of period                          $7.60           $13.54          $13.66         $11.77          $10.89
  Accumulation units outstanding
  at the end of period                     32,055          34,514          36,251         37,284          31,589

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(701)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.84          $12.55           N/A             N/A            N/A
    End of period                          $6.24           $11.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      412             413             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(660)

  Accumulation unit value:
    Beginning of period                    $34.58          $26.17          $22.17         $16.59          $15.21
    End of period                          $21.00          $34.58          $26.17         $22.17          $16.59
  Accumulation units outstanding
  at the end of period                     10,239           105            9,853           9,892           156

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(660)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(436)

  Accumulation unit value:
    Beginning of period                    $13.37          $13.03          $12.74          $9.50          $8.26
    End of period                          $6.58           $13.37          $13.03         $12.74          $9.50
  Accumulation units outstanding
  at the end of period                     7,758           8,152           9,229           8,722          3,061

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(436)

  Accumulation unit value:
    Beginning of period                    $7.72            N/A
    End of period                          $8.26            N/A
  Accumulation units outstanding
  at the end of period                      481             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(436)

  Accumulation unit value:
    Beginning of period                    $15.41          $14.68          $13.70         $12.52          $11.07
    End of period                          $9.40           $15.41          $14.68         $13.70          $12.52
  Accumulation units outstanding
  at the end of period                     2,362           10,407          11,473          3,966          1,146

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(436)

  Accumulation unit value:
    Beginning of period                    $10.38           N/A
    End of period                          $11.07           N/A
  Accumulation units outstanding
  at the end of period                      134             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(436)

  Accumulation unit value:
    Beginning of period                    $12.02          $11.73          $10.43         $10.23          $9.51
    End of period                          $7.33           $12.02          $11.73         $10.43          $10.23
  Accumulation units outstanding
  at the end of period                     7,884           8,740           10,124          9,912          6,382

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(436)

  Accumulation unit value:
    Beginning of period                    $8.96            N/A
    End of period                          $9.51            N/A
  Accumulation units outstanding
  at the end of period                     1,297            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(688)

  Accumulation unit value:
    Beginning of period                    $17.49          $20.00          $18.69         $17.56          $15.17
    End of period                          $10.25          $17.49          $20.00         $18.69          $17.56
  Accumulation units outstanding
  at the end of period                     4,119           4,643           5,033           4,560           713

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(636)

  Accumulation unit value:
    Beginning of period                    $14.34          $15.00          $13.06         $12.83          $10.29
    End of period                          $9.12           $14.34          $15.00         $13.06          $12.83
  Accumulation units outstanding
  at the end of period                     5,926           14,413          15,732          8,645          5,014

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(636)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(695)

  Accumulation unit value:
    Beginning of period                    $6.53           $5.84           $5.46           $5.46          $5.08
    End of period                          $3.61           $6.53           $5.84           $5.46          $5.46
  Accumulation units outstanding
  at the end of period                      489             498             541             514            483

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(862)

  Accumulation unit value:
    Beginning of period                    $17.40          $14.91          $15.47         $12.46           N/A
    End of period                          $8.94           $17.40          $14.91         $15.47           N/A
  Accumulation units outstanding
  at the end of period                       -             1,030           10,506          1,615           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $14.06          $13.00          $11.86         $11.06          $10.10
    End of period                          $7.86           $14.06          $13.00         $11.86          $11.06
  Accumulation units outstanding
  at the end of period                     1,100           1,082           1,139           1,120          1,135

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(521)

  Accumulation unit value:
    Beginning of period                    $14.46          $13.92          $12.18         $10.96          $9.83
    End of period                          $8.36           $14.46          $13.92         $12.18          $10.96
  Accumulation units outstanding
  at the end of period                      498             750            1,760           1,908          3,319

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(707)

  Accumulation unit value:
    Beginning of period                    $14.02          $13.26          $13.11         $13.12          $13.12
    End of period                          $13.75          $14.02          $13.26         $13.11          $13.12
  Accumulation units outstanding
  at the end of period                     4,158           4,300           4,840           4,931          1,736

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(963)

  Accumulation unit value:
    Beginning of period                    $19.78          $21.82          $19.64         $19.71           N/A
    End of period                          $11.50          $19.78          $21.82         $19.64           N/A
  Accumulation units outstanding
  at the end of period                      220              -              214             214            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(963)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(844)

  Accumulation unit value:
    Beginning of period                    $12.73          $13.18          $12.20         $12.07           N/A
    End of period                          $8.61           $12.73          $13.18         $12.20           N/A
  Accumulation units outstanding
  at the end of period                      360             472             155             179            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $15.22          $14.26          $12.63         $11.92          $10.98
    End of period                          $9.05           $15.22          $14.26         $12.63          $11.92
  Accumulation units outstanding
  at the end of period                       61              -             6,151           6,352          5,301

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(887)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.99          $10.43         $10.31           N/A
    End of period                          $9.62           $11.42          $10.99         $10.43           N/A
  Accumulation units outstanding
  at the end of period                     3,890           3,891           3,843           3,843           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(887)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $15.09          $14.21          $12.74         $12.14          $11.15
    End of period                          $9.53           $15.09          $14.21         $12.74          $12.14
  Accumulation units outstanding
  at the end of period                     3,893           4,155           4,380           4,782          5,404

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $10.65           N/A
    End of period                          $11.15           N/A
  Accumulation units outstanding
  at the end of period                      828             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.21          $12.35           N/A             N/A            N/A
    End of period                          $9.39           $12.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      307             308             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(470)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.50          $12.32         $11.85          $11.07
    End of period                          $10.15          $14.33          $13.50         $12.32          $11.85
  Accumulation units outstanding
  at the end of period                      748            6,174           13,017         10,718          1,809

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(470)

  Accumulation unit value:
    Beginning of period                    $10.79           N/A
    End of period                          $11.07           N/A
  Accumulation units outstanding
  at the end of period                     1,332            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(1126)

  Accumulation unit value:
    Beginning of period                    $25.29          $24.08          $22.41           N/A            N/A
    End of period                          $19.59          $25.29          $24.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                      367             147              68             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(901)

  Accumulation unit value:
    Beginning of period                    $11.74          $11.48          $11.24         $11.19           N/A
    End of period                          $11.73          $11.74          $11.48         $11.24           N/A
  Accumulation units outstanding
  at the end of period                       -             17,926          17,969         17,969           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(844)

  Accumulation unit value:
    Beginning of period                    $21.19          $20.11          $17.02         $16.20           N/A
    End of period                          $13.80          $21.19          $20.11         $17.02           N/A
  Accumulation units outstanding
  at the end of period                      524             173             122             105            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(723)

  Accumulation unit value:
    Beginning of period                    $29.24          $27.18          $24.46         $23.60          $23.07
    End of period                          $16.33          $29.24          $27.18         $24.46          $23.60
  Accumulation units outstanding
  at the end of period                      387             406             406             406            406

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(844)

  Accumulation unit value:
    Beginning of period                    $40.81          $35.64          $34.15         $30.34           N/A
    End of period                          $23.67          $40.81          $35.64         $34.15           N/A
  Accumulation units outstanding
  at the end of period                       89              90             280             330            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(723)

  Accumulation unit value:
    Beginning of period                    $15.18          $15.40          $13.13         $12.66          $12.24
    End of period                          $8.83           $15.18          $15.40         $13.13          $12.66
  Accumulation units outstanding
  at the end of period                      557             573             573             573            573

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.33%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(749)

  Accumulation unit value:
    Beginning of period                    $11.26          $11.86          $10.82         $10.93           N/A
    End of period                          $7.13           $11.26          $11.86         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     2,127           2,127           2,127           2,127           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(749)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(749)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.67          $8.43           $8.80           N/A
    End of period                          $5.55           $10.53          $10.67          $8.43           N/A
  Accumulation units outstanding
  at the end of period                     2,695           2,695           2,695           2,695           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(749)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(749)

  Accumulation unit value:
    Beginning of period                    $17.96          $16.54          $12.08         $10.69           N/A
    End of period                          $9.03           $17.96          $16.54         $12.08           N/A
  Accumulation units outstanding
  at the end of period                     2,064           2,064           2,064           2,064           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(749)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(749)

  Accumulation unit value:
    Beginning of period                    $13.35          $13.02          $12.73          $9.51           N/A
    End of period                          $6.57           $13.35          $13.02         $12.73           N/A
  Accumulation units outstanding
  at the end of period                     2,125           2,125           2,125           2,125           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(749)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(749)

  Accumulation unit value:
    Beginning of period                    $17.47          $19.98          $18.68         $16.44           N/A
    End of period                          $10.23          $17.47          $19.98         $18.68           N/A
  Accumulation units outstanding
  at the end of period                     1,336           1,336           1,336           1,336           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(749)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.335%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1253)

  Accumulation unit value:
    Beginning of period                    $12.74          $16.84           N/A             N/A            N/A
    End of period                          $8.00           $12.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      265             303             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1253)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1356)

  Accumulation unit value:
    Beginning of period                    $17.11          $17.92           N/A             N/A            N/A
    End of period                          $9.87           $17.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      327             330             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1356)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(1370)

  Accumulation unit value:
    Beginning of period                    $13.55          $12.47           N/A             N/A            N/A
    End of period                          $8.25           $13.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,897            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(1370)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(1430)

  Accumulation unit value:
    Beginning of period                    $14.93          $15.80           N/A             N/A            N/A
    End of period                          $8.79           $14.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,106            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(1468)

  Accumulation unit value:
    Beginning of period                    $11.98          $11.95           N/A             N/A            N/A
    End of period                          $8.39           $11.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,243           5,710            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1468)

  Accumulation unit value:
    Beginning of period                    $23.30          $23.35           N/A             N/A            N/A
    End of period                          $14.05          $23.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,742           2,923            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1334)

  Accumulation unit value:
    Beginning of period                    $9.87           $10.34           N/A             N/A            N/A
    End of period                          $6.16           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,527           1,047            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1334)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1341)

  Accumulation unit value:
    Beginning of period                    $16.04          $16.19           N/A             N/A            N/A
    End of period                          $8.70           $16.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,822            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1341)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $14.93           N/A             N/A             N/A            N/A
    End of period                          $15.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      630             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1370)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.61           N/A             N/A            N/A
    End of period                          $6.80           $13.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,203            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1370)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(1291)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.83           N/A             N/A            N/A
    End of period                          $5.55           $10.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,932           2,935            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(1291)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1246)

  Accumulation unit value:
    Beginning of period                    $10.31          $11.72           N/A             N/A            N/A
    End of period                          $5.10           $10.31           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      950             812             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1246)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1246)

  Accumulation unit value:
    Beginning of period                    $13.53          $13.72           N/A             N/A            N/A
    End of period                          $7.60           $13.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,675           5,285            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1246)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1444)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.75           N/A             N/A            N/A
    End of period                          $6.23           $11.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,686           6,496            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1444)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $30.89           N/A             N/A             N/A            N/A
    End of period                          $20.96           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      806             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.72            N/A             N/A             N/A            N/A
    End of period                          $7.00            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,878            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1291)

  Accumulation unit value:
    Beginning of period                    $15.40          $15.61           N/A             N/A            N/A
    End of period                          $9.39           $15.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,154           4,903            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1291)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index
Division(1291)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.86           N/A             N/A            N/A
    End of period                          $7.32           $12.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,872           6,303            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index
Division(1291)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                    $13.35           N/A             N/A             N/A            N/A
    End of period                          $9.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,477            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(1341)

  Accumulation unit value:
    Beginning of period                    $6.52           $6.34            N/A             N/A            N/A
    End of period                          $3.61           $6.52            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,689           2,523            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(1341)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1253)

  Accumulation unit value:
    Beginning of period                    $17.39          $14.53           N/A             N/A            N/A
    End of period                          $8.93           $17.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,605           8,564            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1253)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1468)

  Accumulation unit value:
    Beginning of period                    $14.06          $14.21           N/A             N/A            N/A
    End of period                          $7.86           $14.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,826           4,802            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                    $12.05           N/A             N/A             N/A            N/A
    End of period                          $8.35            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,018            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.26           N/A             N/A             N/A            N/A
    End of period                          $10.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      910             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1341)

  Accumulation unit value:
    Beginning of period                    $14.00          $13.04           N/A             N/A            N/A
    End of period                          $13.73          $14.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,553          17,479           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1341)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(1334)

  Accumulation unit value:
    Beginning of period                    $12.71          $13.46           N/A             N/A            N/A
    End of period                          $8.60           $12.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      240             243             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(1334)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(1468)

  Accumulation unit value:
    Beginning of period                    $15.19          $15.21           N/A             N/A            N/A
    End of period                          $9.03           $15.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,353           4,486            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(1290)

  Accumulation unit value:
    Beginning of period                    $11.41          $11.15           N/A             N/A            N/A
    End of period                          $9.61           $11.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,412           4,415            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(1290)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(1419)

  Accumulation unit value:
    Beginning of period                    $14.31          $14.59           N/A             N/A            N/A
    End of period                          $10.14          $14.31           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,779          17,956           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(1419)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.72           N/A             N/A             N/A            N/A
    End of period                          $11.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,953           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1334)

  Accumulation unit value:
    Beginning of period                    $21.17          $21.38           N/A             N/A            N/A
    End of period                          $13.79          $21.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      302             306             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1334)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1468)

  Accumulation unit value:
    Beginning of period                    $29.18          $29.25           N/A             N/A            N/A
    End of period                          $16.29          $29.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,745           2,333            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1370)

  Accumulation unit value:
    Beginning of period                    $40.74          $40.02           N/A             N/A            N/A
    End of period                          $23.62          $40.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              889             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1370)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(1291)

  Accumulation unit value:
    Beginning of period                    $15.16          $15.72           N/A             N/A            N/A
    End of period                          $8.82           $15.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,351           4,865            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(1291)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.345%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(839)

  Accumulation unit value:
    Beginning of period                    $12.74          $15.35          $11.52         $10.26           N/A
    End of period                          $8.00           $12.74          $15.35         $11.52           N/A
  Accumulation units outstanding
  at the end of period                     11,836          1,167           4,440           1,298           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(421)

  Accumulation unit value:
    Beginning of period                    $17.09          $15.94          $13.31         $12.31          $10.83
    End of period                          $9.86           $17.09          $15.94         $13.31          $12.31
  Accumulation units outstanding
  at the end of period                     9,380           2,286           1,814           1,887            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(421)

  Accumulation unit value:
    Beginning of period                    $9.52            N/A
    End of period                          $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(300)

  Accumulation unit value:
    Beginning of period                    $13.54          $11.98          $11.37         $10.85          $10.10
    End of period                          $8.25           $13.54          $11.98         $11.37          $10.85
  Accumulation units outstanding
  at the end of period                     1,734           3,095           3,088           3,199          3,316

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(300)

  Accumulation unit value:
    Beginning of period                    $8.22            N/A
    End of period                          $10.10           N/A
  Accumulation units outstanding
  at the end of period                     2,401            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(525)

  Accumulation unit value:
    Beginning of period                    $14.92          $13.71          $12.26         $11.58          $11.35
    End of period                          $8.78           $14.92          $13.71         $12.26          $11.58
  Accumulation units outstanding
  at the end of period                      232             411             421             458            443

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(378)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.35          $10.49          $9.75          $9.13
    End of period                          $8.39           $11.97          $11.35         $10.49          $9.75
  Accumulation units outstanding
  at the end of period                     7,356           6,862           8,399           6,919          3,374

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(378)

  Accumulation unit value:
    Beginning of period                    $8.53            N/A
    End of period                          $9.13            N/A
  Accumulation units outstanding
  at the end of period                     3,217            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $27.51          $28.01           N/A             N/A            N/A
    End of period                          $15.46          $27.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,795           2,768            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $8.71            N/A             N/A             N/A            N/A
    End of period                          $4.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      333             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(587)

  Accumulation unit value:
    Beginning of period                    $26.70          $24.91          $24.38         $23.84          $22.93
    End of period                          $15.42          $26.70          $24.91         $24.38          $23.84
  Accumulation units outstanding
  at the end of period                     2,025           2,147            226             226           2,296

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.59          $12.94           N/A             N/A            N/A
    End of period                          $6.48           $13.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,687          67,660           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.47           N/A             N/A             N/A            N/A
    End of period                          $6.46            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      480             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(378)

  Accumulation unit value:
    Beginning of period                    $17.30          $17.61          $16.05         $15.89          $15.30
    End of period                          $10.30          $17.30          $17.61         $16.05          $15.89
  Accumulation units outstanding
  at the end of period                      835            1,766           2,137           2,247           761

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(378)

  Accumulation unit value:
    Beginning of period                    $13.88           N/A
    End of period                          $15.30           N/A
  Accumulation units outstanding
  at the end of period                      843             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(525)

  Accumulation unit value:
    Beginning of period                    $23.28          $21.26          $18.13         $18.10          $16.57
    End of period                          $14.03          $23.28          $21.26         $18.13          $18.10
  Accumulation units outstanding
  at the end of period                      778            1,360           1,112           1,003           119

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.92            N/A             N/A            N/A
    End of period                          $6.16           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    163,284         151,511           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $8.65            N/A             N/A             N/A            N/A
    End of period                          $5.71            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,157            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1194)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.81          $10.63           N/A            N/A
    End of period                          $7.38           $10.75          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,077           13,080          4,277            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1194)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(857)

  Accumulation unit value:
    Beginning of period                    $11.45          $12.49          $10.86         $10.34           N/A
    End of period                          $7.48           $11.45          $12.49         $10.86           N/A
  Accumulation units outstanding
  at the end of period                       56             187             169             19             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(857)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(378)

  Accumulation unit value:
    Beginning of period                    $18.22          $17.44          $17.05         $17.01          $16.29
    End of period                          $16.88          $18.22          $17.44         $17.05          $17.01
  Accumulation units outstanding
  at the end of period                     7,070           2,996           2,603           3,396           598

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(378)

  Accumulation unit value:
    Beginning of period                    $15.59           N/A
    End of period                          $16.29           N/A
  Accumulation units outstanding
  at the end of period                      375             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1908)

  Accumulation unit value:
    Beginning of period                    $9.56            N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      169             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1908)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(971)

  Accumulation unit value:
    Beginning of period                    $12.73          $12.68          $11.21         $11.27           N/A
    End of period                          $7.95           $12.73          $12.68         $11.21           N/A
  Accumulation units outstanding
  at the end of period                     4,365            508             500             413            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(971)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.39          $10.15          $10.00           N/A            N/A
    End of period                          $9.54           $10.39          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,386           2,850           6,950            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(565)

  Accumulation unit value:
    Beginning of period                    $16.02          $14.65          $11.36          $9.81          $8.75
    End of period                          $8.69           $16.02          $14.65         $11.36          $9.81
  Accumulation units outstanding
  at the end of period                     14,219          39,375          8,002           4,315          1,304

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(565)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(980)

  Accumulation unit value:
    Beginning of period                    $22.96          $21.77          $19.89         $19.88           N/A
    End of period                          $12.46          $22.96          $21.77         $19.89           N/A
  Accumulation units outstanding
  at the end of period                       30             787              97             10             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(980)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $15.04           N/A             N/A             N/A            N/A
    End of period                          $15.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,038            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1180)

  Accumulation unit value:
    Beginning of period                    $13.93          $10.82          $9.69            N/A            N/A
    End of period                          $6.80           $13.93          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,526           5,299            451             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1180)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(300)

  Accumulation unit value:
    Beginning of period                    $18.29          $19.23          $17.18         $16.16          $13.27
    End of period                          $10.91          $18.29          $19.23         $17.18          $16.16
  Accumulation units outstanding
  at the end of period                     5,438           8,824           4,363           5,950          3,256

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(300)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A
    End of period                          $13.27           N/A
  Accumulation units outstanding
  at the end of period                     1,853            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(300)

  Accumulation unit value:
    Beginning of period                    $14.57          $16.00          $14.02         $13.72          $12.17
    End of period                          $8.74           $14.57          $16.00         $14.02          $13.72
  Accumulation units outstanding
  at the end of period                      437            1,955           2,050           3,553          2,709

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(300)

  Accumulation unit value:
    Beginning of period                    $8.71            N/A
    End of period                          $12.17           N/A
  Accumulation units outstanding
  at the end of period                     1,973            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(283)

  Accumulation unit value:
    Beginning of period                    $11.25          $11.86          $10.81         $11.40          $9.58
    End of period                          $7.12           $11.25          $11.86         $10.81          $11.40
  Accumulation units outstanding
  at the end of period                     12,794          25,633          27,016         33,434          18,645

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(283)

  Accumulation unit value:
    Beginning of period                    $6.63            N/A
    End of period                          $9.58            N/A
  Accumulation units outstanding
  at the end of period                     9,420            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(422)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.89          $10.75         $10.81          $10.67
    End of period                          $11.46          $11.32          $10.89         $10.75          $10.81
  Accumulation units outstanding
  at the end of period                     13,922          15,423          15,796         17,126          10,900

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(422)

  Accumulation unit value:
    Beginning of period                    $10.73           N/A
    End of period                          $10.67           N/A
  Accumulation units outstanding
  at the end of period                      290             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(838)

  Accumulation unit value:
    Beginning of period                    $5.79           $5.68           $4.27           $4.15           N/A
    End of period                          $3.41           $5.79           $5.68           $4.27           N/A
  Accumulation units outstanding
  at the end of period                       -            143,998          6,770            303            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(749)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.95          $9.88          $10.14           N/A
    End of period                          $6.61           $9.85           $10.95          $9.88           N/A
  Accumulation units outstanding
  at the end of period                     1,502             -               -              250            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(749)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(283)

  Accumulation unit value:
    Beginning of period                    $10.52          $10.66          $8.43           $9.14          $9.10
    End of period                          $5.55           $10.52          $10.66          $8.43          $9.14
  Accumulation units outstanding
  at the end of period                     18,039          29,782          35,058         38,918          24,902

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(283)

  Accumulation unit value:
    Beginning of period                    $6.37            N/A
    End of period                          $9.10            N/A
  Accumulation units outstanding
  at the end of period                     11,919           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $10.31          $11.73          $10.04           N/A            N/A
    End of period                          $5.10           $10.31          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,244          42,995          8,954            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(421)

  Accumulation unit value:
    Beginning of period                    $9.30           $9.17           $8.04           $7.89          $7.26
    End of period                          $5.65           $9.30           $9.17           $8.04          $7.89
  Accumulation units outstanding
  at the end of period                       -              696             696            1,274          1,275

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(421)

  Accumulation unit value:
    Beginning of period                    $6.45            N/A
    End of period                          $7.26            N/A
  Accumulation units outstanding
  at the end of period                      302             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(597)

  Accumulation unit value:
    Beginning of period                    $11.20          $13.87          $11.97         $11.54          $10.56
    End of period                          $5.40           $11.20          $13.87         $11.97          $11.54
  Accumulation units outstanding
  at the end of period                     1,983             -             3,194            808            113

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(284)

  Accumulation unit value:
    Beginning of period                    $17.94          $16.53          $12.08         $11.22          $8.96
    End of period                          $9.02           $17.94          $16.53         $12.08          $11.22
  Accumulation units outstanding
  at the end of period                     20,724          64,209          41,599         44,637          20,107

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(284)

  Accumulation unit value:
    Beginning of period                    $5.78            N/A
    End of period                          $8.96            N/A
  Accumulation units outstanding
  at the end of period                     10,033           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(597)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.20          $10.79         $10.26          $10.39
    End of period                          $8.82           $11.76          $11.20         $10.79          $10.26
  Accumulation units outstanding
  at the end of period                     5,123            675             888             891            220

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(406)

  Accumulation unit value:
    Beginning of period                    $19.36          $17.96          $14.64         $13.22          $11.33
    End of period                          $10.79          $19.36          $17.96         $14.64          $13.22
  Accumulation units outstanding
  at the end of period                     12,573          16,026          6,838           6,112          4,036

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(406)

  Accumulation unit value:
    Beginning of period                    $9.87            N/A
    End of period                          $11.33           N/A
  Accumulation units outstanding
  at the end of period                      569             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                    $13.53          $13.66          $11.77         $10.89          $9.86
    End of period                          $7.59           $13.53          $13.66         $11.77          $10.89
  Accumulation units outstanding
  at the end of period                    272,613         358,614         199,123         186,061         7,762

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.83          $11.99           N/A             N/A            N/A
    End of period                          $6.23           $11.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,683          12,415           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(855)

  Accumulation unit value:
    Beginning of period                    $12.44          $10.69          $10.45          $9.97           N/A
    End of period                          $7.11           $12.44          $10.69         $10.45           N/A
  Accumulation units outstanding
  at the end of period                     6,451           11,500          6,862           3,474           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1307)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.16           N/A             N/A            N/A
    End of period                          $6.07           $11.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      130            1,442            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1307)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(528)

  Accumulation unit value:
    Beginning of period                    $34.51          $26.12          $22.13         $16.56          $13.70
    End of period                          $20.95          $34.51          $26.12         $22.13          $16.56
  Accumulation units outstanding
  at the end of period                     27,901          11,381          24,501         25,365           790

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(283)

  Accumulation unit value:
    Beginning of period                    $13.34          $13.00          $12.72          $9.49          $8.25
    End of period                          $6.56           $13.34          $13.00         $12.72          $9.49
  Accumulation units outstanding
  at the end of period                     10,007          16,186          18,626         26,521          18,912

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(283)

  Accumulation unit value:
    Beginning of period                    $6.65            N/A
    End of period                          $8.25            N/A
  Accumulation units outstanding
  at the end of period                     12,266           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(300)

  Accumulation unit value:
    Beginning of period                    $15.39          $14.66          $13.68         $12.51          $11.06
    End of period                          $9.38           $15.39          $14.66         $13.68          $12.51
  Accumulation units outstanding
  at the end of period                     9,708           11,153          12,324         10,621          8,651

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(300)

  Accumulation unit value:
    Beginning of period                    $8.22            N/A
    End of period                          $11.06           N/A
  Accumulation units outstanding
  at the end of period                     3,680            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(421)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.72          $10.42         $10.22          $9.51
    End of period                          $7.31           $12.00          $11.72         $10.42          $10.22
  Accumulation units outstanding
  at the end of period                     20,789          19,767          19,949         17,999          14,725

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(421)

  Accumulation unit value:
    Beginning of period                    $8.78            N/A
    End of period                          $9.51            N/A
  Accumulation units outstanding
  at the end of period                     1,277            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1353)

  Accumulation unit value:
    Beginning of period                    $8.79           $10.04           N/A             N/A            N/A
    End of period                          $5.99           $8.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              203             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1353)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(283)

  Accumulation unit value:
    Beginning of period                    $17.46          $19.96          $18.66         $17.54          $15.95
    End of period                          $10.22          $17.46          $19.96         $18.66          $17.54
  Accumulation units outstanding
  at the end of period                     8,382           14,724          15,098         18,147          12,187

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(283)

  Accumulation unit value:
    Beginning of period                    $10.42           N/A
    End of period                          $15.95           N/A
  Accumulation units outstanding
  at the end of period                     5,153            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(406)

  Accumulation unit value:
    Beginning of period                    $14.32          $14.98          $13.05         $12.82          $11.18
    End of period                          $9.10           $14.32          $14.98         $13.05          $12.82
  Accumulation units outstanding
  at the end of period                     10,520          8,037           9,168           6,659          3,824

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(406)

  Accumulation unit value:
    Beginning of period                    $10.36           N/A
    End of period                          $11.18           N/A
  Accumulation units outstanding
  at the end of period                      541             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(783)

  Accumulation unit value:
    Beginning of period                    $6.52           $5.83           $5.45           $5.15           N/A
    End of period                          $3.60           $6.52           $5.83           $5.45           N/A
  Accumulation units outstanding
  at the end of period                      259            4,312            259             255            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(783)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(724)

  Accumulation unit value:
    Beginning of period                    $17.39          $14.90          $15.46         $11.41          $11.21
    End of period                          $8.93           $17.39          $14.90         $15.46          $11.41
  Accumulation units outstanding
  at the end of period                     13,925          21,999          21,454         21,644            85

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.99          $11.85         $10.86           N/A
    End of period                          $7.85           $14.05          $12.99         $11.85           N/A
  Accumulation units outstanding
  at the end of period                     25,305          3,912           2,468           5,268           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(525)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.90          $12.17         $10.95          $9.88
    End of period                          $8.34           $14.44          $13.90         $12.17          $10.95
  Accumulation units outstanding
  at the end of period                     13,581          23,957          25,268         19,340          7,929

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1802)

  Accumulation unit value:
    Beginning of period                    $7.92            N/A             N/A             N/A            N/A
    End of period                          $4.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,590            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.84          $10.41           N/A             N/A            N/A
    End of period                          $10.20          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,635            236             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(300)

  Accumulation unit value:
    Beginning of period                    $13.99          $13.23          $13.09         $13.09          $12.83
    End of period                          $13.72          $13.99          $13.23         $13.09          $13.09
  Accumulation units outstanding
  at the end of period                     15,459          22,476          23,880         25,212          3,392

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(300)

  Accumulation unit value:
    Beginning of period                    $12.70           N/A
    End of period                          $12.83           N/A
  Accumulation units outstanding
  at the end of period                     11,608           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(794)

  Accumulation unit value:
    Beginning of period                    $19.71          $21.76          $19.58         $17.82           N/A
    End of period                          $11.46          $19.71          $21.76         $19.58           N/A
  Accumulation units outstanding
  at the end of period                     1,143            810             797             801            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.70          $13.15          $12.18         $12.26          $11.95
    End of period                          $8.59           $12.70          $13.15         $12.18          $12.26
  Accumulation units outstanding
  at the end of period                     2,714           2,786           3,151           2,498          2,521

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1898)

  Accumulation unit value:
    Beginning of period                    $6.96            N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      408             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1898)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(422)

  Accumulation unit value:
    Beginning of period                    $18.88          $20.48          $18.55         $18.10          $16.88
    End of period                          $9.74           $18.88          $20.48         $18.55          $18.10
  Accumulation units outstanding
  at the end of period                       71             221            1,260           1,502          1,280

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(422)

  Accumulation unit value:
    Beginning of period                    $15.48           N/A
    End of period                          $16.88           N/A
  Accumulation units outstanding
  at the end of period                     1,161            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1908)

  Accumulation unit value:
    Beginning of period                    $8.18            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      617             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1908)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $6.63            N/A             N/A             N/A            N/A
    End of period                          $6.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,835            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $5.76            N/A             N/A             N/A            N/A
    End of period                          $6.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,687            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(382)

  Accumulation unit value:
    Beginning of period                    $15.18          $14.23          $12.61         $11.90          $10.82
    End of period                          $9.02           $15.18          $14.23         $12.61          $11.90
  Accumulation units outstanding
  at the end of period                     9,834           2,420           6,109           7,665          5,459

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(382)

  Accumulation unit value:
    Beginning of period                    $9.64            N/A
    End of period                          $10.82           N/A
  Accumulation units outstanding
  at the end of period                     3,114            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.99          $10.43         $10.29          $10.03
    End of period                          $9.61           $11.41          $10.99         $10.43          $10.29
  Accumulation units outstanding
  at the end of period                     52,298         110,923          57,654         51,827          6,604

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(443)

  Accumulation unit value:
    Beginning of period                    $15.05          $14.18          $12.71         $12.11          $11.13
    End of period                          $9.50           $15.05          $14.18         $12.71          $12.11
  Accumulation units outstanding
  at the end of period                     5,988           7,759           54,055         57,214          54,825

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(443)

  Accumulation unit value:
    Beginning of period                    $10.63           N/A
    End of period                          $11.13           N/A
  Accumulation units outstanding
  at the end of period                     2,482            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(736)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.59          $10.75         $10.48          $10.48
    End of period                          $9.38           $12.20          $11.59         $10.75          $10.48
  Accumulation units outstanding
  at the end of period                     29,593          6,923           9,416           7,432           361

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(736)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(300)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.47          $12.30         $11.83          $11.05
    End of period                          $10.13          $14.30          $13.47         $12.30          $11.83
  Accumulation units outstanding
  at the end of period                     14,602          32,303          29,586         27,545          21,819

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(300)

  Accumulation unit value:
    Beginning of period                    $9.59            N/A
    End of period                          $11.05           N/A
  Accumulation units outstanding
  at the end of period                     13,709           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.78          $12.14           N/A             N/A            N/A
    End of period                          $7.40           $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              540             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(378)

  Accumulation unit value:
    Beginning of period                    $25.21          $24.01          $21.63         $21.02          $19.41
    End of period                          $19.52          $25.21          $24.01         $21.63          $21.02
  Accumulation units outstanding
  at the end of period                     5,377           8,019           6,498           7,522          9,019

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(378)

  Accumulation unit value:
    Beginning of period                    $17.69           N/A
    End of period                          $19.41           N/A
  Accumulation units outstanding
  at the end of period                     1,930            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(935)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.44          $11.21         $11.18           N/A
    End of period                          $11.69          $11.71          $11.44         $11.21           N/A
  Accumulation units outstanding
  at the end of period                    224,975          8,818           4,318             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1036)

  Accumulation unit value:
    Beginning of period                    $21.16          $20.09          $18.12           N/A            N/A
    End of period                          $13.78          $21.16          $20.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,086           6,091            881             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1036)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(378)

  Accumulation unit value:
    Beginning of period                    $29.15          $27.10          $24.40         $23.54          $21.93
    End of period                          $16.27          $29.15          $27.10         $24.40          $23.54
  Accumulation units outstanding
  at the end of period                     7,781           10,205          2,415           3,124          1,588

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(378)

  Accumulation unit value:
    Beginning of period                    $19.80           N/A
    End of period                          $21.93           N/A
  Accumulation units outstanding
  at the end of period                     1,668            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(378)

  Accumulation unit value:
    Beginning of period                    $40.69          $35.54          $34.06         $30.56          $26.51
    End of period                          $23.59          $40.69          $35.54         $34.06          $30.56
  Accumulation units outstanding
  at the end of period                     1,715           2,620           2,455           2,698          1,089

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(378)

  Accumulation unit value:
    Beginning of period                    $23.69           N/A
    End of period                          $26.51           N/A
  Accumulation units outstanding
  at the end of period                      541             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(378)

  Accumulation unit value:
    Beginning of period                    $15.15          $15.38          $13.12         $12.65          $11.24
    End of period                          $8.81           $15.15          $15.38         $13.12          $12.65
  Accumulation units outstanding
  at the end of period                     10,863          12,931          10,767          8,568          5,844

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(378)

  Accumulation unit value:
    Beginning of period                    $9.73            N/A
    End of period                          $11.24           N/A
  Accumulation units outstanding
  at the end of period                     3,243            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.35%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(836)

  Accumulation unit value:
    Beginning of period                    $12.74          $15.34          $11.52         $10.39           N/A
    End of period                          $8.00           $12.74          $15.34         $11.52           N/A
  Accumulation units outstanding
  at the end of period                      296            4,297           2,602            175            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(836)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(501)

  Accumulation unit value:
    Beginning of period                    $17.08          $15.93          $13.30         $12.30          $11.32
    End of period                          $9.85           $17.08          $15.93         $13.30          $12.30
  Accumulation units outstanding
  at the end of period                     1,999           2,618           6,513           2,119          1,584

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(501)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                    $13.54          $11.98          $11.37         $10.85          $10.22
    End of period                          $8.24           $13.54          $11.98         $11.37          $10.85
  Accumulation units outstanding
  at the end of period                     11,743          8,593           6,042           5,488           403

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(439)

  Accumulation unit value:
    Beginning of period                    $14.91          $13.71          $12.26         $11.58          $11.09
    End of period                          $8.78           $14.91          $13.71         $12.26          $11.58
  Accumulation units outstanding
  at the end of period                     4,588           3,869           4,289           3,954          3,250

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(439)

  Accumulation unit value:
    Beginning of period                    $10.43           N/A
    End of period                          $11.09           N/A
  Accumulation units outstanding
  at the end of period                     2,403            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(312)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.35          $10.49          $9.75          $9.12
    End of period                          $8.38           $11.97          $11.35         $10.49          $9.75
  Accumulation units outstanding
  at the end of period                     10,279          14,056          14,513         11,432          11,433

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(312)

  Accumulation unit value:
    Beginning of period                    $8.30            N/A
    End of period                          $9.12            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(665)

  Accumulation unit value:
    Beginning of period                    $27.50          $23.34          $21.09         $21.18          $18.93
    End of period                          $15.45          $27.50          $23.34         $21.09          $21.18
  Accumulation units outstanding
  at the end of period                     2,185           1,412           1,349            427             61

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(646)

  Accumulation unit value:
    Beginning of period                    $26.68          $24.90          $24.36         $23.83          $20.94
    End of period                          $15.41          $26.68          $24.90         $24.36          $23.83
  Accumulation units outstanding
  at the end of period                     2,285           2,028           1,863           1,411           405

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(646)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.59          $11.32           N/A             N/A            N/A
    End of period                          $6.48           $13.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,790           9,438            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.61          $10.21           N/A             N/A            N/A
    End of period                          $6.46           $10.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               50             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(312)

  Accumulation unit value:
    Beginning of period                    $17.29          $17.61          $16.04         $15.89          $15.30
    End of period                          $10.30          $17.29          $17.61         $16.04          $15.89
  Accumulation units outstanding
  at the end of period                     5,616           4,474           4,581           4,616          4,308

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(312)

  Accumulation unit value:
    Beginning of period                    $12.63           N/A
    End of period                          $15.30           N/A
  Accumulation units outstanding
  at the end of period                     2,974            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(594)

  Accumulation unit value:
    Beginning of period                    $23.26          $21.25          $18.12         $18.09          $16.34
    End of period                          $14.02          $23.26          $21.25         $18.12          $18.09
  Accumulation units outstanding
  at the end of period                     3,063           1,529           1,126           1,184           354

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.96            N/A             N/A            N/A
    End of period                          $6.15           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,738          14,406           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.11           N/A             N/A            N/A
    End of period                          $5.71           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               15             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1198)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.81          $10.68           N/A            N/A
    End of period                          $7.38           $10.75          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,373           4,466            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1198)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.80           $9.81            N/A             N/A            N/A
    End of period                          $5.94           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              116             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(877)

  Accumulation unit value:
    Beginning of period                    $11.45          $12.49          $10.86         $10.92           N/A
    End of period                          $7.48           $11.45          $12.49         $10.86           N/A
  Accumulation units outstanding
  at the end of period                     1,582           2,192           1,273            991            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(877)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(275)

  Accumulation unit value:
    Beginning of period                    $18.21          $17.43          $17.04         $17.00          $16.28
    End of period                          $16.87          $18.21          $17.43         $17.04          $17.00
  Accumulation units outstanding
  at the end of period                     1,177           3,187           3,968           4,100          1,615

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(275)

  Accumulation unit value:
    Beginning of period                    $14.93           N/A
    End of period                          $16.28           N/A
  Accumulation units outstanding
  at the end of period                     3,964            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1011)

  Accumulation unit value:
    Beginning of period                    $12.73          $12.68          $11.32           N/A            N/A
    End of period                          $7.94           $12.73          $12.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,591           3,221            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1011)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1198)

  Accumulation unit value:
    Beginning of period                    $10.39          $10.15          $10.13           N/A            N/A
    End of period                          $9.54           $10.39          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              805             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1198)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(471)

  Accumulation unit value:
    Beginning of period                    $16.01          $14.64          $11.36          $9.81          $8.19
    End of period                          $8.68           $16.01          $14.64         $11.36          $9.81
  Accumulation units outstanding
  at the end of period                     13,909          24,338          24,551         21,901          6,230

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(471)

  Accumulation unit value:
    Beginning of period                    $7.77            N/A
    End of period                          $8.19            N/A
  Accumulation units outstanding
  at the end of period                     1,931            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(568)

  Accumulation unit value:
    Beginning of period                    $22.94          $21.76          $19.88         $19.17          $16.79
    End of period                          $12.45          $22.94          $21.76         $19.88          $19.17
  Accumulation units outstanding
  at the end of period                     2,016            505             229             237            199

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(275)

  Accumulation unit value:
    Beginning of period                    $14.90          $14.34          $14.22         $14.22          $14.02
    End of period                          $15.50          $14.90          $14.34         $14.22          $14.22
  Accumulation units outstanding
  at the end of period                     23,231          22,780          4,316           5,438          2,202

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(275)

  Accumulation unit value:
    Beginning of period                    $14.26           N/A
    End of period                          $14.02           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.93          $11.50           N/A             N/A            N/A
    End of period                          $6.80           $13.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,261           4,976            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(443)

  Accumulation unit value:
    Beginning of period                    $18.29          $19.22          $17.18         $16.16          $13.27
    End of period                          $10.90          $18.29          $19.22         $17.18          $16.16
  Accumulation units outstanding
  at the end of period                     4,418           4,786           4,858           4,793          1,957

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(443)

  Accumulation unit value:
    Beginning of period                    $12.60           N/A
    End of period                          $13.27           N/A
  Accumulation units outstanding
  at the end of period                      849             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(439)

  Accumulation unit value:
    Beginning of period                    $14.56          $15.99          $14.02         $13.71          $12.17
    End of period                          $8.73           $14.56          $15.99         $14.02          $13.71
  Accumulation units outstanding
  at the end of period                     5,803           5,694           5,729           4,799          2,221

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(439)

  Accumulation unit value:
    Beginning of period                    $11.08           N/A
    End of period                          $12.17           N/A
  Accumulation units outstanding
  at the end of period                      986             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(382)

  Accumulation unit value:
    Beginning of period                    $11.25          $11.85          $10.81         $11.40          $9.57
    End of period                          $7.12           $11.25          $11.85         $10.81          $11.40
  Accumulation units outstanding
  at the end of period                     59,350          80,029          83,228         86,463          46,474

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(382)

  Accumulation unit value:
    Beginning of period                    $7.88            N/A
    End of period                          $9.57            N/A
  Accumulation units outstanding
  at the end of period                     9,782            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(426)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.89          $10.75         $10.81          $10.68
    End of period                          $11.46          $11.31          $10.89         $10.75          $10.81
  Accumulation units outstanding
  at the end of period                     2,867           5,499           6,953           5,209          2,362

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(426)

  Accumulation unit value:
    Beginning of period                    $10.63           N/A
    End of period                          $10.68           N/A
  Accumulation units outstanding
  at the end of period                     1,623            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(509)

  Accumulation unit value:
    Beginning of period                    $5.79           $5.68           $4.27           $4.33          $3.94
    End of period                          $3.41           $5.79           $5.68           $4.27          $4.33
  Accumulation units outstanding
  at the end of period                     1,014           19,756           983            7,166            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(509)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(788)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.94          $9.87           $9.97           N/A
    End of period                          $6.61           $9.85           $10.94          $9.87           N/A
  Accumulation units outstanding
  at the end of period                       49              47              45             44             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(358)

  Accumulation unit value:
    Beginning of period                    $10.52          $10.66          $8.42           $9.14          $9.10
    End of period                          $5.54           $10.52          $10.66          $8.42          $9.14
  Accumulation units outstanding
  at the end of period                     83,090          98,405          99,948         130,571         69,002

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(358)

  Accumulation unit value:
    Beginning of period                    $7.69            N/A
    End of period                          $9.10            N/A
  Accumulation units outstanding
  at the end of period                     12,797           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1126)

  Accumulation unit value:
    Beginning of period                    $10.31          $11.73          $10.98           N/A            N/A
    End of period                          $5.10           $10.31          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                      430            7,278           16,705           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(471)

  Accumulation unit value:
    Beginning of period                    $9.29           $9.17           $8.03           $7.89          $7.26
    End of period                          $5.65           $9.29           $9.17           $8.03          $7.89
  Accumulation units outstanding
  at the end of period                     8,714           2,766           5,202           2,756          15,760

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(471)

  Accumulation unit value:
    Beginning of period                    $6.92            N/A
    End of period                          $7.26            N/A
  Accumulation units outstanding
  at the end of period                     2,167            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(522)

  Accumulation unit value:
    Beginning of period                    $11.19          $13.87          $11.96         $11.54          $10.88
    End of period                          $5.40           $11.19          $13.87         $11.96          $11.54
  Accumulation units outstanding
  at the end of period                      697            1,425           1,505           1,965          1,122

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(522)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(412)

  Accumulation unit value:
    Beginning of period                    $17.93          $16.52          $12.07         $11.22          $8.96
    End of period                          $9.02           $17.93          $16.52         $12.07          $11.22
  Accumulation units outstanding
  at the end of period                     76,735          92,011         116,129         121,308         46,909

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(412)

  Accumulation unit value:
    Beginning of period                    $8.53            N/A
    End of period                          $8.96            N/A
  Accumulation units outstanding
  at the end of period                     7,623            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(509)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.19          $10.78         $10.26          $10.61
    End of period                          $8.82           $11.76          $11.19         $10.78          $10.26
  Accumulation units outstanding
  at the end of period                     1,487           4,595           4,211           9,582          1,976

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(509)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(483)

  Accumulation unit value:
    Beginning of period                    $19.36          $17.95          $14.64         $13.22          $11.33
    End of period                          $10.79          $19.36          $17.95         $14.64          $13.22
  Accumulation units outstanding
  at the end of period                     5,982           9,954           9,864           7,202          1,515

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(483)

  Accumulation unit value:
    Beginning of period                    $11.10           N/A
    End of period                          $11.33           N/A
  Accumulation units outstanding
  at the end of period                      450             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                    $13.53          $13.66          $11.77         $10.89          $9.78
    End of period                          $7.59           $13.53          $13.66         $11.77          $10.89
  Accumulation units outstanding
  at the end of period                    111,512         161,979         208,710         214,183         1,689

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.83          $12.23           N/A             N/A            N/A
    End of period                          $6.23           $11.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,942           13,143           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(712)

  Accumulation unit value:
    Beginning of period                    $12.44          $10.69          $10.45         $10.81          $10.64
    End of period                          $7.10           $12.44          $10.69         $10.45          $10.81
  Accumulation units outstanding
  at the end of period                     37,503          41,137          43,755         22,093           695

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(509)

  Accumulation unit value:
    Beginning of period                    $34.50          $26.11          $22.13         $16.56          $12.82
    End of period                          $20.94          $34.50          $26.11         $22.13          $16.56
  Accumulation units outstanding
  at the end of period                     6,070           10,380          17,447          9,151          5,476

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(509)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(382)

  Accumulation unit value:
    Beginning of period                    $13.34          $13.00          $12.72          $9.48          $8.25
    End of period                          $6.56           $13.34          $13.00         $12.72          $9.48
  Accumulation units outstanding
  at the end of period                     65,475          57,199          63,269         73,611          51,681

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(382)

  Accumulation unit value:
    Beginning of period                    $7.51            N/A
    End of period                          $8.25            N/A
  Accumulation units outstanding
  at the end of period                     9,523            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(483)

  Accumulation unit value:
    Beginning of period                    $15.38          $14.66          $13.68         $12.51          $11.06
    End of period                          $9.38           $15.38          $14.66         $13.68          $12.51
  Accumulation units outstanding
  at the end of period                     17,100          3,467           3,415           3,015          1,570

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(483)

  Accumulation unit value:
    Beginning of period                    $10.99           N/A
    End of period                          $11.06           N/A
  Accumulation units outstanding
  at the end of period                      544             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(481)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.71          $10.42         $10.22          $9.51
    End of period                          $7.31           $12.00          $11.71         $10.42          $10.22
  Accumulation units outstanding
  at the end of period                     11,524          65,080          65,403         66,254          63,516

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(481)

  Accumulation unit value:
    Beginning of period                    $9.37            N/A
    End of period                          $9.51            N/A
  Accumulation units outstanding
  at the end of period                     3,410            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                    $8.79           $9.42            N/A             N/A            N/A
    End of period                          $5.99           $8.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,366          13,366           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(412)

  Accumulation unit value:
    Beginning of period                    $17.45          $19.95          $18.66         $17.54          $15.95
    End of period                          $10.22          $17.45          $19.95         $18.66          $17.54
  Accumulation units outstanding
  at the end of period                     37,473          55,830          55,619         53,528          28,279

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(412)

  Accumulation unit value:
    Beginning of period                    $14.61           N/A
    End of period                          $15.95           N/A
  Accumulation units outstanding
  at the end of period                     5,705            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(483)

  Accumulation unit value:
    Beginning of period                    $14.32          $14.98          $13.05         $12.82          $11.18
    End of period                          $9.10           $14.32          $14.98         $13.05          $12.82
  Accumulation units outstanding
  at the end of period                     16,589          6,223           4,306           3,729          1,070

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(483)

  Accumulation unit value:
    Beginning of period                    $11.13           N/A
    End of period                          $11.18           N/A
  Accumulation units outstanding
  at the end of period                      359             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(522)

  Accumulation unit value:
    Beginning of period                    $6.52           $5.82           $5.45           $5.45          $5.48
    End of period                          $3.60           $6.52           $5.82           $5.45          $5.45
  Accumulation units outstanding
  at the end of period                     1,531           2,147           2,253           6,859           646

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(522)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(719)

  Accumulation unit value:
    Beginning of period                    $17.38          $14.90          $15.46         $11.41          $11.02
    End of period                          $8.92           $17.38          $14.90         $15.46          $11.41
  Accumulation units outstanding
  at the end of period                    108,072         167,824         200,041         198,163         15,941

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(685)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.99          $11.85         $11.05          $9.83
    End of period                          $7.85           $14.05          $12.99         $11.85          $11.05
  Accumulation units outstanding
  at the end of period                     1,684           3,550           1,014           1,309           194

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(439)

  Accumulation unit value:
    Beginning of period                    $14.43          $13.90          $12.16         $10.95          $9.50
    End of period                          $8.34           $14.43          $13.90         $12.16          $10.95
  Accumulation units outstanding
  at the end of period                     8,255           12,569          16,492         14,470          6,393

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(439)

  Accumulation unit value:
    Beginning of period                    $8.68            N/A
    End of period                          $9.50            N/A
  Accumulation units outstanding
  at the end of period                     2,852            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1778)

  Accumulation unit value:
    Beginning of period                    $7.83            N/A             N/A             N/A            N/A
    End of period                          $4.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,892            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1778)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.84          $10.19           N/A             N/A            N/A
    End of period                          $10.20          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,097             30             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(412)

  Accumulation unit value:
    Beginning of period                    $13.98          $13.22          $13.08         $13.09          $12.83
    End of period                          $13.71          $13.98          $13.22         $13.08          $13.09
  Accumulation units outstanding
  at the end of period                     19,138          21,394          18,551         24,578          16,756

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(412)

  Accumulation unit value:
    Beginning of period                    $12.73           N/A
    End of period                          $12.83           N/A
  Accumulation units outstanding
  at the end of period                     9,172            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.70          $13.15          $12.18         $12.26          $11.94
    End of period                          $8.59           $12.70          $13.15         $12.18          $12.26
  Accumulation units outstanding
  at the end of period                     3,356           3,197           4,694           5,309          46,273

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                    $10.75           N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       35             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(312)

  Accumulation unit value:
    Beginning of period                    $18.87          $20.47          $18.54         $18.09          $16.88
    End of period                          $9.73           $18.87          $20.47         $18.54          $18.09
  Accumulation units outstanding
  at the end of period                       -              173             181             189           2,667

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(312)

  Accumulation unit value:
    Beginning of period                    $13.63           N/A
    End of period                          $16.88           N/A
  Accumulation units outstanding
  at the end of period                     2,751            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $15.17          $14.23          $12.60         $11.89          $10.81
    End of period                          $9.01           $15.17          $14.23         $12.60          $11.89
  Accumulation units outstanding
  at the end of period                     34,216          56,193          81,843         99,055          70,697

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A
    End of period                          $10.81           N/A
  Accumulation units outstanding
  at the end of period                      659             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(685)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.99          $10.43         $10.29          $9.97
    End of period                          $9.61           $11.40          $10.99         $10.43          $10.29
  Accumulation units outstanding
  at the end of period                     12,348          22,197          3,029           4,952          1,909

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(358)

  Accumulation unit value:
    Beginning of period                    $15.05          $14.17          $12.71         $12.11          $11.13
    End of period                          $9.50           $15.05          $14.17         $12.71          $12.11
  Accumulation units outstanding
  at the end of period                     64,291          75,395         107,371         111,002        154,044

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(358)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A
    End of period                          $11.13           N/A
  Accumulation units outstanding
  at the end of period                     42,312           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(689)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.59          $10.75         $10.48          $9.87
    End of period                          $9.38           $12.20          $11.59         $10.75          $10.48
  Accumulation units outstanding
  at the end of period                     37,425          34,165          21,490         14,944          7,600

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(358)

  Accumulation unit value:
    Beginning of period                    $14.29          $13.47          $12.29         $11.82          $11.05
    End of period                          $10.12          $14.29          $13.47         $12.29          $11.82
  Accumulation units outstanding
  at the end of period                     90,089         118,892         124,590         133,875         67,582

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(358)

  Accumulation unit value:
    Beginning of period                    $10.27           N/A
    End of period                          $11.05           N/A
  Accumulation units outstanding
  at the end of period                     17,082           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(275)

  Accumulation unit value:
    Beginning of period                    $25.19          $24.00          $21.61         $21.01          $19.40
    End of period                          $19.51          $25.19          $24.00         $21.61          $21.01
  Accumulation units outstanding
  at the end of period                     5,952           7,380           9,074          10,849          6,018

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(275)

  Accumulation unit value:
    Beginning of period                    $15.77           N/A
    End of period                          $19.40           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(575)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.44          $11.20         $11.16          $11.26
    End of period                          $11.68          $11.70          $11.44         $11.20          $11.16
  Accumulation units outstanding
  at the end of period                     10,597          4,388           1,988           1,409            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(575)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(471)

  Accumulation unit value:
    Beginning of period                    $21.16          $20.09          $17.01         $16.10          $14.36
    End of period                          $13.78          $21.16          $20.09         $17.01          $16.10
  Accumulation units outstanding
  at the end of period                     4,831           7,617           5,903           5,850          3,417

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(471)

  Accumulation unit value:
    Beginning of period                    $13.70           N/A
    End of period                          $14.36           N/A
  Accumulation units outstanding
  at the end of period                     1,095            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(460)

  Accumulation unit value:
    Beginning of period                    $29.13          $27.08          $24.39         $23.53          $21.92
    End of period                          $16.26          $29.13          $27.08         $24.39          $23.53
  Accumulation units outstanding
  at the end of period                     5,922           6,013           4,286           9,299          3,405

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(460)

  Accumulation unit value:
    Beginning of period                    $20.35           N/A
    End of period                          $21.92           N/A
  Accumulation units outstanding
  at the end of period                     2,767            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(358)

  Accumulation unit value:
    Beginning of period                    $40.66          $35.52          $34.05         $30.55          $26.50
    End of period                          $23.57          $40.66          $35.52         $34.05          $30.55
  Accumulation units outstanding
  at the end of period                     2,486           1,885           2,664           3,543           968

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(358)

  Accumulation unit value:
    Beginning of period                    $22.91           N/A
    End of period                          $26.50           N/A
  Accumulation units outstanding
  at the end of period                      628             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(439)

  Accumulation unit value:
    Beginning of period                    $15.14          $15.37          $13.11         $12.65          $11.24
    End of period                          $8.80           $15.14          $15.37         $13.11          $12.65
  Accumulation units outstanding
  at the end of period                     27,207          16,834          18,353         21,530          11,726

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(439)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A
    End of period                          $11.24           N/A
  Accumulation units outstanding
  at the end of period                     5,609            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.36%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $12.73          $15.34          $11.52         $10.51           N/A
    End of period                          $8.00           $12.73          $15.34         $11.52           N/A
  Accumulation units outstanding
  at the end of period                    165,138         157,829         166,814         16,474           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(534)

  Accumulation unit value:
    Beginning of period                    $17.06          $15.91          $13.29         $12.29          $10.80
    End of period                          $9.84           $17.06          $15.91         $13.29          $12.29
  Accumulation units outstanding
  at the end of period                     62,209          86,682          71,651         35,611          16,189

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(534)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $13.53          $11.97          $11.36         $10.85          $10.10
    End of period                          $8.24           $13.53          $11.97         $11.36          $10.85
  Accumulation units outstanding
  at the end of period                     35,479          62,326         106,681         101,706         49,600

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $9.85            N/A
    End of period                          $10.10           N/A
  Accumulation units outstanding
  at the end of period                     1,244            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(459)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.70          $12.25         $11.57          $11.09
    End of period                          $8.77           $14.90          $13.70         $12.25          $11.57
  Accumulation units outstanding
  at the end of period                     52,301          81,345          64,453         65,530          29,283

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(459)

  Accumulation unit value:
    Beginning of period                    $10.71           N/A
    End of period                          $11.09           N/A
  Accumulation units outstanding
  at the end of period                     3,089            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(434)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.34          $10.48          $9.75          $9.12
    End of period                          $8.38           $11.96          $11.34         $10.48          $9.75
  Accumulation units outstanding
  at the end of period                     84,547          68,288          55,607         35,258          35,834

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(434)

  Accumulation unit value:
    Beginning of period                    $8.81            N/A
    End of period                          $9.12            N/A
  Accumulation units outstanding
  at the end of period                     4,152            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                    $27.46          $23.31          $21.06         $21.16          $18.71
    End of period                          $15.43          $27.46          $23.31         $21.06          $21.16
  Accumulation units outstanding
  at the end of period                     39,528          34,785          4,317           2,591          2,746

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $8.42            N/A             N/A             N/A            N/A
    End of period                          $4.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     75,524           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(534)

  Accumulation unit value:
    Beginning of period                    $26.65          $24.87          $24.34         $23.81          $22.12
    End of period                          $15.39          $26.65          $24.87         $24.34          $23.81
  Accumulation units outstanding
  at the end of period                     25,733          31,754          16,805         11,336          4,643

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(534)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.59          $10.20           N/A             N/A            N/A
    End of period                          $6.47           $13.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    143,928         174,130           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.61          $9.80            N/A             N/A            N/A
    End of period                          $6.46           $10.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,087          7,182            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(442)

  Accumulation unit value:
    Beginning of period                    $17.28          $17.59          $16.03         $15.87          $15.29
    End of period                          $10.29          $17.28          $17.59         $16.03          $15.87
  Accumulation units outstanding
  at the end of period                     28,277          27,263          25,517         22,456          19,921

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(442)

  Accumulation unit value:
    Beginning of period                    $14.35           N/A
    End of period                          $15.29           N/A
  Accumulation units outstanding
  at the end of period                     2,342            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(469)

  Accumulation unit value:
    Beginning of period                    $23.24          $21.23          $18.10         $18.07          $15.58
    End of period                          $14.01          $23.24          $21.23         $18.10          $18.07
  Accumulation units outstanding
  at the end of period                     21,917          20,159          18,343          8,954          5,472

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(469)

  Accumulation unit value:
    Beginning of period                    $15.25           N/A
    End of period                          $15.58           N/A
  Accumulation units outstanding
  at the end of period                      525             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.00           N/A             N/A            N/A
    End of period                          $6.15           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    258,088         324,140           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.00           N/A             N/A            N/A
    End of period                          $5.71           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,759          16,836           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.81          $9.84            N/A            N/A
    End of period                          $7.38           $10.75          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                    201,763         139,580          50,081           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.80           $10.00           N/A             N/A            N/A
    End of period                          $5.94           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     62,242          24,340           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(840)

  Accumulation unit value:
    Beginning of period                    $11.44          $12.48          $10.86         $10.31           N/A
    End of period                          $7.47           $11.44          $12.48         $10.86           N/A
  Accumulation units outstanding
  at the end of period                     33,871          37,205          59,359         35,666           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(840)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(434)

  Accumulation unit value:
    Beginning of period                    $18.19          $17.41          $17.02         $16.98          $16.26
    End of period                          $16.85          $18.19          $17.41         $17.02          $16.98
  Accumulation units outstanding
  at the end of period                     72,659          97,202          91,253         38,756          17,520

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(434)

  Accumulation unit value:
    Beginning of period                    $15.91           N/A
    End of period                          $16.26           N/A
  Accumulation units outstanding
  at the end of period                     1,222            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1903)

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       96             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $12.72          $12.67          $11.21         $10.71           N/A
    End of period                          $7.94           $12.72          $12.67         $11.21           N/A
  Accumulation units outstanding
  at the end of period                     53,515          25,936          48,429         35,252           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.39          $10.15          $10.00           N/A            N/A
    End of period                          $9.54           $10.39          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,379          20,238          59,406           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(442)

  Accumulation unit value:
    Beginning of period                    $16.00          $14.63          $11.35          $9.80          $8.19
    End of period                          $8.67           $16.00          $14.63         $11.35          $9.80
  Accumulation units outstanding
  at the end of period                    193,644         313,199         268,663         74,650          29,686

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(442)

  Accumulation unit value:
    Beginning of period                    $7.45            N/A
    End of period                          $8.19            N/A
  Accumulation units outstanding
  at the end of period                      133             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(538)

  Accumulation unit value:
    Beginning of period                    $22.92          $21.74          $19.86         $19.15          $16.98
    End of period                          $12.43          $22.92          $21.74         $19.86          $19.15
  Accumulation units outstanding
  at the end of period                     15,116          40,608          15,125         15,378          6,746

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(538)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(434)

  Accumulation unit value:
    Beginning of period                    $14.88          $14.32          $14.20         $14.21          $14.01
    End of period                          $15.48          $14.88          $14.32         $14.20          $14.21
  Accumulation units outstanding
  at the end of period                    167,076          63,037          50,106         32,945          11,710

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(434)

  Accumulation unit value:
    Beginning of period                    $13.81           N/A
    End of period                          $14.01           N/A
  Accumulation units outstanding
  at the end of period                      737             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1067)

  Accumulation unit value:
    Beginning of period                    $13.93          $10.82          $10.09           N/A            N/A
    End of period                          $6.79           $13.93          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                    126,981         207,133          31,301           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(442)

  Accumulation unit value:
    Beginning of period                    $18.26          $19.20          $17.16         $16.15          $13.26
    End of period                          $10.89          $18.26          $19.20         $17.16          $16.15
  Accumulation units outstanding
  at the end of period                     62,558          74,802         135,729         132,813         60,848

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(442)

  Accumulation unit value:
    Beginning of period                    $12.53           N/A
    End of period                          $13.26           N/A
  Accumulation units outstanding
  at the end of period                     2,245            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(442)

  Accumulation unit value:
    Beginning of period                    $14.54          $15.98          $14.01         $13.70          $12.16
    End of period                          $8.73           $14.54          $15.98         $14.01          $13.70
  Accumulation units outstanding
  at the end of period                     36,727          48,664          87,097         103,459         48,536

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(442)

  Accumulation unit value:
    Beginning of period                    $11.37           N/A
    End of period                          $12.16           N/A
  Accumulation units outstanding
  at the end of period                     2,527            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1330)

  Accumulation unit value:
    Beginning of period                    $9.76           $10.31           N/A             N/A            N/A
    End of period                          $6.08           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,053          45,091           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1330)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(436)

  Accumulation unit value:
    Beginning of period                    $11.24          $11.84          $10.80         $11.39          $9.57
    End of period                          $7.11           $11.24          $11.84         $10.80          $11.39
  Accumulation units outstanding
  at the end of period                    504,660         525,943         539,554         439,236        321,581

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(436)

  Accumulation unit value:
    Beginning of period                    $8.47            N/A
    End of period                          $9.57            N/A
  Accumulation units outstanding
  at the end of period                     35,469           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(475)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.88          $10.75         $10.80          $10.67
    End of period                          $11.45          $11.31          $10.88         $10.75          $10.80
  Accumulation units outstanding
  at the end of period                    265,410         224,081         176,687         117,600         53,253

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(475)

  Accumulation unit value:
    Beginning of period                    $10.64           N/A
    End of period                          $10.67           N/A
  Accumulation units outstanding
  at the end of period                      542             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(601)

  Accumulation unit value:
    Beginning of period                    $5.78           $5.68           $4.27           $4.33          $3.87
    End of period                          $3.41           $5.78           $5.68           $4.27          $4.33
  Accumulation units outstanding
  at the end of period                     53,225         111,945         106,628          3,371          5,801

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(601)

  Accumulation unit value:
    Beginning of period                    $9.84           $10.94          $9.87          $10.36          $9.61
    End of period                          $6.60           $9.84           $10.94          $9.87          $10.36
  Accumulation units outstanding
  at the end of period                     22,796          17,333          12,678          5,528          2,039

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(436)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.65          $8.42           $9.14          $9.09
    End of period                          $5.54           $10.51          $10.65          $8.42          $9.14
  Accumulation units outstanding
  at the end of period                    617,638         623,770         838,754         741,566        405,213

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(436)

  Accumulation unit value:
    Beginning of period                    $8.18            N/A
    End of period                          $9.09            N/A
  Accumulation units outstanding
  at the end of period                     39,038           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1004)

  Accumulation unit value:
    Beginning of period                    $10.30          $11.72          $9.95            N/A            N/A
    End of period                          $5.10           $10.30          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                    306,766         401,565         221,166           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(584)

  Accumulation unit value:
    Beginning of period                    $9.29           $9.16           $8.03           $7.89          $7.12
    End of period                          $5.64           $9.29           $9.16           $8.03          $7.89
  Accumulation units outstanding
  at the end of period                     66,852         169,706          47,352         15,486          5,677

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(563)

  Accumulation unit value:
    Beginning of period                    $11.18          $13.86          $11.95         $11.53          $10.50
    End of period                          $5.39           $11.18          $13.86         $11.95          $11.53
  Accumulation units outstanding
  at the end of period                     56,113          45,462          23,236          8,277          4,166

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(436)

  Accumulation unit value:
    Beginning of period                    $17.92          $16.51          $12.06         $11.21          $8.96
    End of period                          $9.01           $17.92          $16.51         $12.06          $11.21
  Accumulation units outstanding
  at the end of period                    564,132         593,750         683,335         497,866        320,066

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(436)

  Accumulation unit value:
    Beginning of period                    $8.85            N/A
    End of period                          $8.96            N/A
  Accumulation units outstanding
  at the end of period                     38,027           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(518)

  Accumulation unit value:
    Beginning of period                    $11.75          $11.18          $10.78         $10.25          $10.61
    End of period                          $8.81           $11.75          $11.18         $10.78          $10.25
  Accumulation units outstanding
  at the end of period                     55,881          50,523          41,230         28,846          12,992

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1373)

  Accumulation unit value:
    Beginning of period                    $9.84           $9.80            N/A             N/A            N/A
    End of period                          $6.74           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,396          11,600           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1373)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(442)

  Accumulation unit value:
    Beginning of period                    $19.34          $17.94          $14.63         $13.22          $11.33
    End of period                          $10.78          $19.34          $17.94         $14.63          $13.22
  Accumulation units outstanding
  at the end of period                    211,980         336,931         249,691         145,920         52,689

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(442)

  Accumulation unit value:
    Beginning of period                    $10.39           N/A
    End of period                          $11.33           N/A
  Accumulation units outstanding
  at the end of period                      979             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.52          $13.65          $11.76         $10.88          $9.62
    End of period                          $7.59           $13.52          $13.65         $11.76          $10.88
  Accumulation units outstanding
  at the end of period                   3,799,133       4,520,943       3,792,554        998,635        107,583

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.67          $10.00           N/A            N/A
    End of period                          $6.23           $11.83          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                    175,314         224,920         153,181           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                    $12.43          $10.69          $10.45         $10.81          $10.40
    End of period                          $7.10           $12.43          $10.69         $10.45          $10.81
  Accumulation units outstanding
  at the end of period                     83,162         127,040         112,617         68,866           635

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1383)

  Accumulation unit value:
    Beginning of period                    $11.50          $9.94            N/A             N/A            N/A
    End of period                          $6.07           $11.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    144,888         100,656           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1383)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(518)

  Accumulation unit value:
    Beginning of period                    $34.47          $26.09          $22.11         $16.55          $13.23
    End of period                          $20.92          $34.47          $26.09         $22.11          $16.55
  Accumulation units outstanding
  at the end of period                    145,541         154,363         156,813         53,824          17,509

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim
30 Division(1926)

  Accumulation unit value:
    Beginning of period                    $8.52            N/A             N/A             N/A            N/A
    End of period                          $9.55            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      484             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim
30 Division(1926)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(436)

  Accumulation unit value:
    Beginning of period                    $13.32          $12.99          $12.71          $9.48          $8.25
    End of period                          $6.55           $13.32          $12.99         $12.71          $9.48
  Accumulation units outstanding
  at the end of period                    564,772         478,491         535,275         465,314        368,503

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(436)

  Accumulation unit value:
    Beginning of period                    $7.71            N/A
    End of period                          $8.25            N/A
  Accumulation units outstanding
  at the end of period                     41,523           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.14          $10.05           N/A            N/A
    End of period                          $7.00           $10.65          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,479          9,362           11,238           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(442)

  Accumulation unit value:
    Beginning of period                    $15.37          $14.65          $13.68         $12.50          $11.06
    End of period                          $9.37           $15.37          $14.65         $13.68          $12.50
  Accumulation units outstanding
  at the end of period                    215,480         281,318         170,600         126,090         56,050

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(442)

  Accumulation unit value:
    Beginning of period                    $10.50           N/A
    End of period                          $11.06           N/A
  Accumulation units outstanding
  at the end of period                      979             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(436)

  Accumulation unit value:
    Beginning of period                    $11.99          $11.71          $10.42         $10.22          $9.51
    End of period                          $7.30           $11.99          $11.71         $10.42          $10.22
  Accumulation units outstanding
  at the end of period                    366,326         357,763         321,562         276,798        105,998

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(436)

  Accumulation unit value:
    Beginning of period                    $8.95            N/A
    End of period                          $9.51            N/A
  Accumulation units outstanding
  at the end of period                     2,533            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                    $8.79           $10.29           N/A             N/A            N/A
    End of period                          $5.99           $8.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    154,418          23,521           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(436)

  Accumulation unit value:
    Beginning of period                    $17.44          $19.94          $18.65         $17.53          $15.94
    End of period                          $10.21          $17.44          $19.94         $18.65          $17.53
  Accumulation units outstanding
  at the end of period                    328,971         276,065         330,818         286,157        197,498

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(436)

  Accumulation unit value:
    Beginning of period                    $14.98           N/A
    End of period                          $15.94           N/A
  Accumulation units outstanding
  at the end of period                     20,738           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(442)

  Accumulation unit value:
    Beginning of period                    $14.31          $14.97          $13.04         $12.81          $11.17
    End of period                          $9.09           $14.31          $14.97         $13.04          $12.81
  Accumulation units outstanding
  at the end of period                    197,096         278,075         171,607         108,911         49,098

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(442)

  Accumulation unit value:
    Beginning of period                    $10.59           N/A
    End of period                          $11.17           N/A
  Accumulation units outstanding
  at the end of period                      972             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(503)

  Accumulation unit value:
    Beginning of period                    $6.51           $5.82           $5.45           $5.45          $5.85
    End of period                          $3.60           $6.51           $5.82           $5.45          $5.45
  Accumulation units outstanding
  at the end of period                    115,976         169,101          71,573         54,765          15,107

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(503)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                    $17.38          $14.89          $15.46         $11.40          $9.53
    End of period                          $8.92           $17.38          $14.89         $15.46          $11.40
  Accumulation units outstanding
  at the end of period                    702,978         817,266         848,356         415,269         31,022

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                    $14.04          $12.99          $11.85         $11.05          $9.76
    End of period                          $7.85           $14.04          $12.99         $11.85          $11.05
  Accumulation units outstanding
  at the end of period                    237,555         330,952         284,554         159,423         6,144

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(436)

  Accumulation unit value:
    Beginning of period                    $14.42          $13.89          $12.16         $10.94          $9.50
    End of period                          $8.33           $14.42          $13.89         $12.16          $10.94
  Accumulation units outstanding
  at the end of period                     92,433         104,978          96,462         56,006          39,015

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(436)

  Accumulation unit value:
    Beginning of period                    $8.88            N/A
    End of period                          $9.50            N/A
  Accumulation units outstanding
  at the end of period                     5,076            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1771)

  Accumulation unit value:
    Beginning of period                    $8.92            N/A             N/A             N/A            N/A
    End of period                          $4.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,192            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1781)

  Accumulation unit value:
    Beginning of period                    $7.84            N/A             N/A             N/A            N/A
    End of period                          $4.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,974            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.84          $10.19           N/A             N/A            N/A
    End of period                          $10.19          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    664,821          35,679           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(408)

  Accumulation unit value:
    Beginning of period                    $13.96          $13.21          $13.07         $13.08          $12.82
    End of period                          $13.69          $13.96          $13.21         $13.07          $13.08
  Accumulation units outstanding
  at the end of period                    426,499         210,690         189,352         100,607         28,227

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(408)

  Accumulation unit value:
    Beginning of period                    $12.65           N/A
    End of period                          $12.82           N/A
  Accumulation units outstanding
  at the end of period                     2,681            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(608)

  Accumulation unit value:
    Beginning of period                    $19.68          $21.72          $19.55         $18.41          $17.04
    End of period                          $11.43          $19.68          $21.72         $19.55          $18.41
  Accumulation units outstanding
  at the end of period                     10,031          11,754          9,182           7,262          2,629

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.69          $13.14          $12.17         $12.25          $11.93
    End of period                          $8.58           $12.69          $13.14         $12.17          $12.25
  Accumulation units outstanding
  at the end of period                     99,810          83,299         116,335         105,126         59,965

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1811)

  Accumulation unit value:
    Beginning of period                    $10.56           N/A             N/A             N/A            N/A
    End of period                          $5.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,146            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1811)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1811)

  Accumulation unit value:
    Beginning of period                    $10.42           N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,023            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1811)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(442)

  Accumulation unit value:
    Beginning of period                    $18.84          $20.45          $18.52         $18.07          $16.86
    End of period                          $9.72           $18.84          $20.45         $18.52          $18.07
  Accumulation units outstanding
  at the end of period                     12,596          7,044           3,655           3,141          1,107

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(442)

  Accumulation unit value:
    Beginning of period                    $15.82           N/A
    End of period                          $16.86           N/A
  Accumulation units outstanding
  at the end of period                      650             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1903)

  Accumulation unit value:
    Beginning of period                    $9.23            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,752           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.97            N/A             N/A            N/A
    End of period                          $6.62           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     83,537          5,451            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.66            N/A             N/A             N/A            N/A
    End of period                          $6.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,631            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.41          $10.35           N/A             N/A            N/A
    End of period                          $6.18           $10.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,612           18,912           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.46          $10.56           N/A             N/A            N/A
    End of period                          $7.50           $10.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,289          11,217           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.43          $10.17           N/A             N/A            N/A
    End of period                          $6.65           $10.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,864          17,083           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.92            N/A             N/A             N/A            N/A
    End of period                          $7.06            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,603           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.03            N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,617           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $15.15          $14.21          $12.59         $11.89          $10.81
    End of period                          $9.01           $15.15          $14.21         $12.59          $11.89
  Accumulation units outstanding
  at the end of period                    403,012         355,536         278,965         217,292        128,278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A
    End of period                          $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(693)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.98          $10.43         $10.29          $10.01
    End of period                          $9.60           $11.40          $10.98         $10.43          $10.29
  Accumulation units outstanding
  at the end of period                    361,071         258,108         217,168         85,453          1,866

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(427)

  Accumulation unit value:
    Beginning of period                    $15.03          $14.16          $12.70         $12.10          $11.12
    End of period                          $9.49           $15.03          $14.16         $12.70          $12.10
  Accumulation units outstanding
  at the end of period                    492,085         700,612         582,313         440,109        230,819

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(427)

  Accumulation unit value:
    Beginning of period                    $10.54           N/A
    End of period                          $11.12           N/A
  Accumulation units outstanding
  at the end of period                     15,423           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(693)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.59          $10.75         $10.48          $10.00
    End of period                          $9.38           $12.19          $11.59         $10.75          $10.48
  Accumulation units outstanding
  at the end of period                    228,960         266,852         237,217         151,688         9,825

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(468)

  Accumulation unit value:
    Beginning of period                    $14.28          $13.46          $12.28         $11.82          $11.04
    End of period                          $10.11          $14.28          $13.46         $12.28          $11.82
  Accumulation units outstanding
  at the end of period                    728,812         699,136         739,118         460,039        241,118

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(468)

  Accumulation unit value:
    Beginning of period                    $10.76           N/A
    End of period                          $11.04           N/A
  Accumulation units outstanding
  at the end of period                     2,595            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1017)

  Accumulation unit value:
    Beginning of period                    $11.47          $10.76          $10.11           N/A            N/A
    End of period                          $7.83           $11.47          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,026           9,229           1,791            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1017)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1100)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.88          $9.70            N/A            N/A
    End of period                          $7.58           $11.63          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,772          7,353            946             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1100)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.78          $11.01           N/A             N/A            N/A
    End of period                          $7.40           $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,260           2,743            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1169)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.50          $10.28           N/A            N/A
    End of period                          $8.77           $10.97          $10.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,717           32,833           357             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1169)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.70            N/A             N/A             N/A            N/A
    End of period                          $6.32            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,257           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(408)

  Accumulation unit value:
    Beginning of period                    $25.17          $23.97          $21.60         $21.00          $19.39
    End of period                          $19.48          $25.17          $23.97         $21.60          $21.00
  Accumulation units outstanding
  at the end of period                    100,193          84,250          59,401         40,651          16,603

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(408)

  Accumulation unit value:
    Beginning of period                    $17.96           N/A
    End of period                          $19.39           N/A
  Accumulation units outstanding
  at the end of period                      557             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(436)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.42          $11.19         $11.15          $11.33
    End of period                          $11.66          $11.68          $11.42         $11.19          $11.15
  Accumulation units outstanding
  at the end of period                    847,417         509,148         178,614         81,339          73,169

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(436)

  Accumulation unit value:
    Beginning of period                    $11.38           N/A
    End of period                          $11.33           N/A
  Accumulation units outstanding
  at the end of period                      680             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(442)

  Accumulation unit value:
    Beginning of period                    $21.15          $20.08          $17.00         $16.09          $14.36
    End of period                          $13.77          $21.15          $20.08         $17.00          $16.09
  Accumulation units outstanding
  at the end of period                     73,950          58,284          80,240         25,083          11,099

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(442)

  Accumulation unit value:
    Beginning of period                    $13.27           N/A
    End of period                          $14.36           N/A
  Accumulation units outstanding
  at the end of period                      775             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(442)

  Accumulation unit value:
    Beginning of period                    $29.09          $27.05          $24.36         $23.51          $21.91
    End of period                          $16.24          $29.09          $27.05         $24.36          $23.51
  Accumulation units outstanding
  at the end of period                     69,677          89,891          85,317         67,950          34,797

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(442)

  Accumulation unit value:
    Beginning of period                    $20.67           N/A
    End of period                          $21.91           N/A
  Accumulation units outstanding
  at the end of period                     1,433            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $40.61          $35.48          $34.01         $30.52          $26.47
    End of period                          $23.54          $40.61          $35.48         $34.01          $30.52
  Accumulation units outstanding
  at the end of period                     67,573          79,619          93,880         66,601          24,325

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $24.78           N/A
    End of period                          $26.47           N/A
  Accumulation units outstanding
  at the end of period                      399             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(434)

  Accumulation unit value:
    Beginning of period                    $15.13          $15.36          $13.10         $12.64          $11.23
    End of period                          $8.80           $15.13          $15.36         $13.10          $12.64
  Accumulation units outstanding
  at the end of period                     98,174         107,615         179,918         160,248         74,164

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(434)

  Accumulation unit value:
    Beginning of period                    $10.44           N/A
    End of period                          $11.23           N/A
  Accumulation units outstanding
  at the end of period                     2,855            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.37%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(914)

  Accumulation unit value:
    Beginning of period                    $12.73          $15.34          $11.52         $11.19           N/A
    End of period                          $7.99           $12.73          $15.34         $11.52           N/A
  Accumulation units outstanding
  at the end of period                       -              439             440             522            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(914)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                    $17.03          $15.89          $13.93           N/A            N/A
    End of period                          $9.82           $17.03          $15.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(465)

  Accumulation unit value:
    Beginning of period                    $13.52          $11.97          $11.36         $10.85          $10.10
    End of period                          $8.23           $13.52          $11.97         $11.36          $10.85
  Accumulation units outstanding
  at the end of period                      715             770             813            1,617           904

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(465)

  Accumulation unit value:
    Beginning of period                    $10.16           N/A
    End of period                          $10.10           N/A
  Accumulation units outstanding
  at the end of period                      809             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(460)

  Accumulation unit value:
    Beginning of period                    $14.89          $13.70          $12.25         $11.57          $11.09
    End of period                          $8.77           $14.89          $13.70         $12.25          $11.57
  Accumulation units outstanding
  at the end of period                       -               -               -              290             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(460)

  Accumulation unit value:
    Beginning of period                    $10.70           N/A
    End of period                          $11.09           N/A
  Accumulation units outstanding
  at the end of period                      200             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1057)

  Accumulation unit value:
    Beginning of period                    $27.43          $23.28          $22.99           N/A            N/A
    End of period                          $15.41          $27.43          $23.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                      288             289             318             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.59          $11.85           N/A             N/A            N/A
    End of period                          $6.47           $13.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             25,880           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(625)

  Accumulation unit value:
    Beginning of period                    $17.26          $17.57          $16.01         $15.86          $14.15
    End of period                          $10.27          $17.26          $17.57         $16.01          $15.86
  Accumulation units outstanding
  at the end of period                      192             209             223             239            255

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(625)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(492)

  Accumulation unit value:
    Beginning of period                    $23.21          $21.21          $18.08         $18.06          $16.16
    End of period                          $13.99          $23.21          $21.21         $18.08          $18.06
  Accumulation units outstanding
  at the end of period                      514             518             521             532            552

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(492)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.52           N/A             N/A            N/A
    End of period                          $6.15           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,395           2,779            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.75          $10.99           N/A             N/A            N/A
    End of period                          $7.37           $10.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              539             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                    $11.44          $12.48          $12.16           N/A            N/A
    End of period                          $7.47           $11.44          $12.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                      218             219             231             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(536)

  Accumulation unit value:
    Beginning of period                    $18.17          $17.39          $17.01         $16.97          $16.46
    End of period                          $16.82          $18.17          $17.39         $17.01          $16.97
  Accumulation units outstanding
  at the end of period                      312             333             327             319            195

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(536)

  Accumulation unit value:
    Beginning of period                    $15.98          $14.62          $11.34          $9.79          $8.24
    End of period                          $8.67           $15.98          $14.62         $11.34          $9.79
  Accumulation units outstanding
  at the end of period                      146             153             217             210             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                    $22.89          $21.71          $19.84         $18.77           N/A
    End of period                          $12.42          $22.89          $21.71         $19.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              128            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(660)

  Accumulation unit value:
    Beginning of period                    $14.86          $14.31          $14.19         $14.19          $14.10
    End of period                          $15.46          $14.86          $14.31         $14.19          $14.19
  Accumulation units outstanding
  at the end of period                     2,262           2,328           1,846           1,231           228

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(660)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(460)

  Accumulation unit value:
    Beginning of period                    $18.25          $19.19          $17.15         $16.14          $13.25
    End of period                          $10.88          $18.25          $19.19         $17.15          $16.14
  Accumulation units outstanding
  at the end of period                      662             662             679             689            567

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(460)

  Accumulation unit value:
    Beginning of period                    $12.53           N/A
    End of period                          $13.25           N/A
  Accumulation units outstanding
  at the end of period                      344             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(460)

  Accumulation unit value:
    Beginning of period                    $14.53          $15.97          $14.00         $13.70          $12.15
    End of period                          $8.72           $14.53          $15.97         $14.00          $13.70
  Accumulation units outstanding
  at the end of period                      959             952             968             799            654

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(460)

  Accumulation unit value:
    Beginning of period                    $11.49           N/A
    End of period                          $12.15           N/A
  Accumulation units outstanding
  at the end of period                      187             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(536)

  Accumulation unit value:
    Beginning of period                    $11.23          $11.83          $10.80         $11.39          $9.52
    End of period                          $7.10           $11.23          $11.83         $10.80          $11.39
  Accumulation units outstanding
  at the end of period                     3,414           3,230           3,069           2,977           311

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(789)

  Accumulation unit value:
    Beginning of period                    $11.30          $10.87          $10.74         $10.70           N/A
    End of period                          $11.44          $11.30          $10.87         $10.74           N/A
  Accumulation units outstanding
  at the end of period                     1,556           1,403           1,580            393            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(536)

  Accumulation unit value:
    Beginning of period                    $5.78           $5.67           $4.27           $4.33          $3.95
    End of period                          $3.41           $5.78           $5.67           $4.27          $4.33
  Accumulation units outstanding
  at the end of period                       -               -             1,246             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(786)

  Accumulation unit value:
    Beginning of period                    $9.83           $10.93          $9.86          $10.00           N/A
    End of period                          $6.60           $9.83           $10.93          $9.86           N/A
  Accumulation units outstanding
  at the end of period                      231             212             221             208            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(492)

  Accumulation unit value:
    Beginning of period                    $10.50          $10.64          $8.41           $9.13          $9.11
    End of period                          $5.53           $10.50          $10.64          $8.41          $9.13
  Accumulation units outstanding
  at the end of period                     3,659           3,944           4,078           3,337           273

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(492)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                    $10.30          $11.72          $10.10           N/A            N/A
    End of period                          $5.09           $10.30          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(536)

  Accumulation unit value:
    Beginning of period                    $9.28           $9.16           $8.02           $7.88          $7.18
    End of period                          $5.63           $9.28           $9.16           $8.02          $7.88
  Accumulation units outstanding
  at the end of period                      175             191             203             217            232

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $8.17            N/A             N/A             N/A            N/A
    End of period                          $5.38            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,391            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(492)

  Accumulation unit value:
    Beginning of period                    $17.90          $16.50          $12.06         $11.20          $9.45
    End of period                          $9.00           $17.90          $16.50         $12.06          $11.20
  Accumulation units outstanding
  at the end of period                     1,418           1,043           2,894           3,014           436

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(492)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(768)

  Accumulation unit value:
    Beginning of period                    $11.73          $11.17          $10.76         $10.13           N/A
    End of period                          $8.80           $11.73          $11.17         $10.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              234            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(492)

  Accumulation unit value:
    Beginning of period                    $19.33          $17.94          $14.62         $13.21          $11.68
    End of period                          $10.78          $19.33          $17.94         $14.62          $13.21
  Accumulation units outstanding
  at the end of period                     3,038           3,052           3,287           2,657           278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(492)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                    $13.52          $13.65          $11.76         $10.67           N/A
    End of period                          $7.59           $13.52          $13.65         $11.76           N/A
  Accumulation units outstanding
  at the end of period                     37,656          38,110          28,829         22,822           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(822)

  Accumulation unit value:
    Beginning of period                    $12.43          $10.69          $10.45          $9.41           N/A
    End of period                          $7.10           $12.43          $10.69         $10.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,074           1,074           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(822)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(786)

  Accumulation unit value:
    Beginning of period                    $34.43          $26.06          $22.09         $19.52           N/A
    End of period                          $20.89          $34.43          $26.06         $22.09           N/A
  Accumulation units outstanding
  at the end of period                     11,029           933            11,746         11,860           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(760)

  Accumulation unit value:
    Beginning of period                    $13.31          $12.98          $12.70          $9.80           N/A
    End of period                          $6.55           $13.31          $12.98         $12.70           N/A
  Accumulation units outstanding
  at the end of period                     2,738           2,971           2,944           3,078           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(760)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(789)

  Accumulation unit value:
    Beginning of period                    $15.36          $14.64          $13.67         $12.50           N/A
    End of period                          $9.36           $15.36          $14.64         $13.67           N/A
  Accumulation units outstanding
  at the end of period                     2,481           2,571           2,763           1,964           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(460)

  Accumulation unit value:
    Beginning of period                    $11.99          $11.70          $10.41         $10.21          $9.50
    End of period                          $7.30           $11.99          $11.70         $10.41          $10.21
  Accumulation units outstanding
  at the end of period                     6,726           6,871           7,823           6,012           178

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(460)

  Accumulation unit value:
    Beginning of period                    $8.86            N/A
    End of period                          $9.50            N/A
  Accumulation units outstanding
  at the end of period                      487             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                    $8.79           $9.42            N/A             N/A            N/A
    End of period                          $5.99           $8.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,300           2,712            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(492)

  Accumulation unit value:
    Beginning of period                    $17.42          $19.92          $18.63         $17.52          $15.40
    End of period                          $10.20          $17.42          $19.92         $18.63          $17.52
  Accumulation units outstanding
  at the end of period                     1,776           1,611            833            1,043            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(492)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(536)

  Accumulation unit value:
    Beginning of period                    $14.30          $14.96          $13.04         $12.81          $11.33
    End of period                          $9.09           $14.30          $14.96         $13.04          $12.81
  Accumulation units outstanding
  at the end of period                     2,185           2,131           2,325           2,001           193

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $6.51           $5.82           $5.45           $5.44          $5.22
    End of period                          $3.59           $6.51           $5.82           $5.45          $5.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(794)

  Accumulation unit value:
    Beginning of period                    $17.37          $14.89          $15.46         $12.26           N/A
    End of period                          $8.92           $17.37          $14.89         $15.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -              215             723            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(881)

  Accumulation unit value:
    Beginning of period                    $14.04          $12.98          $11.85         $11.44           N/A
    End of period                          $7.84           $14.04          $12.98         $11.85           N/A
  Accumulation units outstanding
  at the end of period                     2,056           2,197           2,315           2,448           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(881)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(536)

  Accumulation unit value:
    Beginning of period                    $14.42          $13.89          $12.16         $10.94          $9.50
    End of period                          $8.33           $14.42          $13.89         $12.16          $10.94
  Accumulation units outstanding
  at the end of period                     1,358           1,368           1,418            946            754

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.39           N/A             N/A             N/A            N/A
    End of period                          $10.19           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      849             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(460)

  Accumulation unit value:
    Beginning of period                    $13.95          $13.20          $13.06         $13.07          $12.81
    End of period                          $13.68          $13.95          $13.20         $13.06          $13.07
  Accumulation units outstanding
  at the end of period                      501             248             248            1,017           797

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(460)

  Accumulation unit value:
    Beginning of period                    $12.80           N/A
    End of period                          $12.81           N/A
  Accumulation units outstanding
  at the end of period                     1,029            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(624)

  Accumulation unit value:
    Beginning of period                    $19.65          $21.70          $19.53         $18.39          $16.37
    End of period                          $11.42          $19.65          $21.70         $19.53          $18.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.67          $13.12          $12.16         $12.24          $11.93
    End of period                          $8.57           $12.67          $13.12         $12.16          $12.24
  Accumulation units outstanding
  at the end of period                      593             641             671             697           1,542

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(460)

  Accumulation unit value:
    Beginning of period                    $18.82          $20.42          $18.50         $18.06          $16.85
    End of period                          $9.70           $18.82          $20.42         $18.50          $18.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(460)

  Accumulation unit value:
    Beginning of period                    $15.65           N/A
    End of period                          $16.85           N/A
  Accumulation units outstanding
  at the end of period                      276             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(467)

  Accumulation unit value:
    Beginning of period                    $15.02          $14.15          $12.69         $12.09          $11.12
    End of period                          $9.48           $15.02          $14.15         $12.69          $12.09
  Accumulation units outstanding
  at the end of period                     5,032           5,397           5,614           5,834          6,071

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(467)

  Accumulation unit value:
    Beginning of period                    $10.78           N/A
    End of period                          $11.12           N/A
  Accumulation units outstanding
  at the end of period                     6,305            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(748)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.59          $10.75         $10.38           N/A
    End of period                          $9.37           $12.19          $11.59         $10.75           N/A
  Accumulation units outstanding
  at the end of period                     2,824           2,972           3,115           3,258           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(748)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(523)

  Accumulation unit value:
    Beginning of period                    $14.26          $13.45          $12.27         $11.81          $11.21
    End of period                          $10.10          $14.26          $13.45         $12.27          $11.81
  Accumulation units outstanding
  at the end of period                      526             769             964             967           2,300

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(523)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(465)

  Accumulation unit value:
    Beginning of period                    $25.13          $23.94          $21.57         $20.97          $19.37
    End of period                          $19.45          $25.13          $23.94         $21.57          $20.97
  Accumulation units outstanding
  at the end of period                      664             713             752             792           1,065

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(465)

  Accumulation unit value:
    Beginning of period                    $18.78           N/A
    End of period                          $19.37           N/A
  Accumulation units outstanding
  at the end of period                      873             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(550)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.41          $11.18         $11.14          $11.27
    End of period                          $11.64          $11.67          $11.41         $11.18          $11.14
  Accumulation units outstanding
  at the end of period                      110             120             128             137            146

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(550)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(492)

  Accumulation unit value:
    Beginning of period                    $21.14          $20.07          $16.99         $16.09          $14.45
    End of period                          $13.76          $21.14          $20.07         $16.99          $16.09
  Accumulation units outstanding
  at the end of period                      698             707             723             450            458

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(492)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(492)

  Accumulation unit value:
    Beginning of period                    $29.05          $27.02          $24.33         $23.49          $22.19
    End of period                          $16.22          $29.05          $27.02         $24.33          $23.49
  Accumulation units outstanding
  at the end of period                      873             901             869            1,096           729

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(492)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(465)

  Accumulation unit value:
    Beginning of period                    $40.56          $35.44          $33.97         $30.49          $26.45
    End of period                          $23.51          $40.56          $35.44         $33.97          $30.49
  Accumulation units outstanding
  at the end of period                      579             607             623             724            678

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(465)

  Accumulation unit value:
    Beginning of period                    $26.27           N/A
    End of period                          $26.45           N/A
  Accumulation units outstanding
  at the end of period                      312             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(465)

  Accumulation unit value:
    Beginning of period                    $15.12          $15.35          $13.10         $12.63          $11.23
    End of period                          $8.79           $15.12          $15.35         $13.10          $12.63
  Accumulation units outstanding
  at the end of period                     1,649           1,709           1,792           1,857          1,612

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(465)

  Accumulation unit value:
    Beginning of period                    $10.66           N/A
    End of period                          $11.23           N/A
  Accumulation units outstanding
  at the end of period                      769             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.395%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(856)

  Accumulation unit value:
    Beginning of period                    $12.72          $15.33          $11.51         $10.70           N/A
    End of period                          $7.99           $12.72          $15.33         $11.51           N/A
  Accumulation units outstanding
  at the end of period                     8,351           7,422           4,660            899            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(856)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(212)

  Accumulation unit value:
    Beginning of period                    $16.98          $15.85          $13.24         $12.25          $10.78
    End of period                          $9.79           $16.98          $15.85         $13.24          $12.25
  Accumulation units outstanding
  at the end of period                     11,201          15,866          5,396           5,377          5,583

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(212)

  Accumulation unit value:
    Beginning of period                    $8.59           $8.43
    End of period                          $10.78          $8.59
  Accumulation units outstanding
  at the end of period                     4,627           5,444






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(343)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.95          $11.35         $10.84          $10.09
    End of period                          $8.22           $13.50          $11.95         $11.35          $10.84
  Accumulation units outstanding
  at the end of period                     1,602           7,162           9,076          13,368          17,138

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(343)

  Accumulation unit value:
    Beginning of period                    $8.98            N/A
    End of period                          $10.09           N/A
  Accumulation units outstanding
  at the end of period                      865             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(212)

  Accumulation unit value:
    Beginning of period                    $14.87          $13.68          $12.24         $11.56          $11.08
    End of period                          $8.75           $14.87          $13.68         $12.24          $11.56
  Accumulation units outstanding
  at the end of period                     5,118           8,646           5,860           8,543          8,038

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(212)

  Accumulation unit value:
    Beginning of period                    $8.20           $8.07
    End of period                          $11.08          $8.20
  Accumulation units outstanding
  at the end of period                     10,870          4,314






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(182)

  Accumulation unit value:
    Beginning of period                    $11.93          $11.32          $10.46          $9.73          $9.11
    End of period                          $8.35           $11.93          $11.32         $10.46          $9.73
  Accumulation units outstanding
  at the end of period                     5,261           9,597           7,016           7,244          6,560

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(182)

  Accumulation unit value:
    Beginning of period                    $8.20           $8.31
    End of period                          $9.11           $8.20
  Accumulation units outstanding
  at the end of period                     5,133            461

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1012)

  Accumulation unit value:
    Beginning of period                    $27.34          $23.21          $21.81           N/A            N/A
    End of period                          $15.35          $27.34          $23.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,077           2,384             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1012)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $4.72            N/A             N/A             N/A            N/A
    End of period                          $4.43            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,616            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(731)

  Accumulation unit value:
    Beginning of period                    $26.54          $24.78          $24.26         $23.73          $23.62
    End of period                          $15.32          $26.54          $24.78         $24.26          $23.73
  Accumulation units outstanding
  at the end of period                     1,027           2,003            955            1,024            7

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(731)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.59          $10.44           N/A             N/A            N/A
    End of period                          $6.47           $13.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     61,229          53,740           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.60          $9.74            N/A             N/A            N/A
    End of period                          $6.45           $10.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,476           4,252            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $17.21          $17.52          $15.97         $15.83          $15.25
    End of period                          $10.24          $17.21          $17.52         $15.97          $15.83
  Accumulation units outstanding
  at the end of period                       -             1,321           1,843           2,632          4,699

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $12.54          $15.88
    End of period                          $15.25          $12.54
  Accumulation units outstanding
  at the end of period                     4,861           4,607

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $23.15          $21.15          $18.04         $18.02          $15.54
    End of period                          $13.95          $23.15          $21.15         $18.04          $18.02
  Accumulation units outstanding
  at the end of period                     6,578           2,962           3,427            414           3,228

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.37          $15.67
    End of period                          $15.54          $11.37
  Accumulation units outstanding
  at the end of period                      525             526






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.86           $9.97            N/A             N/A            N/A
    End of period                          $6.15           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     88,736         111,881           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.44           N/A             N/A            N/A
    End of period                          $5.70           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,393            414             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1116)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.81          $10.02           N/A            N/A
    End of period                          $7.37           $10.74          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,959          20,827          1,029            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1116)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.79           $9.83            N/A             N/A            N/A
    End of period                          $5.94           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,420          28,327           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                    $11.43          $12.48          $10.86         $10.94           N/A
    End of period                          $7.46           $11.43          $12.48         $10.86           N/A
  Accumulation units outstanding
  at the end of period                     1,925           1,220           3,962            820            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(182)

  Accumulation unit value:
    Beginning of period                    $18.11          $17.34          $16.96         $16.93          $16.22
    End of period                          $16.76          $18.11          $17.34         $16.96          $16.93
  Accumulation units outstanding
  at the end of period                     5,207           7,865           5,598           4,641          2,920

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(182)

  Accumulation unit value:
    Beginning of period                    $14.63          $14.08
    End of period                          $16.22          $14.63
  Accumulation units outstanding
  at the end of period                     2,433           1,096






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1922)

  Accumulation unit value:
    Beginning of period                    $9.33            N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      243             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1922)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.67          $11.21         $10.97           N/A
    End of period                          $7.93           $12.71          $12.67         $11.21           N/A
  Accumulation units outstanding
  at the end of period                     5,832           1,971           3,261           1,192           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.38          $10.15          $10.00           N/A            N/A
    End of period                          $9.53           $10.38          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,699           8,846             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(212)

  Accumulation unit value:
    Beginning of period                    $15.94          $14.59          $11.32          $9.78          $8.17
    End of period                          $8.64           $15.94          $14.59         $11.32          $9.78
  Accumulation units outstanding
  at the end of period                     23,570          24,436          9,320           8,435          8,103

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(212)

  Accumulation unit value:
    Beginning of period                    $6.00           $5.98
    End of period                          $8.17           $6.00
  Accumulation units outstanding
  at the end of period                     2,551           3,358






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(789)

  Accumulation unit value:
    Beginning of period                    $22.81          $21.65          $19.78         $18.40           N/A
    End of period                          $12.37          $22.81          $21.65         $19.78           N/A
  Accumulation units outstanding
  at the end of period                       58            2,264            820             628            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(182)

  Accumulation unit value:
    Beginning of period                    $14.81          $14.27          $14.15         $14.16          $13.96
    End of period                          $15.41          $14.81          $14.27         $14.15          $14.16
  Accumulation units outstanding
  at the end of period                     12,801          9,924           3,570           3,266          3,689

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(182)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.91
    End of period                          $13.96          $14.14
  Accumulation units outstanding
  at the end of period                     3,604            717






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1203)

  Accumulation unit value:
    Beginning of period                    $13.92          $10.82          $10.22           N/A            N/A
    End of period                          $6.79           $13.92          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,618          42,281          5,915            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1203)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $18.20          $19.14          $17.11         $16.11          $13.23
    End of period                          $10.85          $18.20          $19.14         $17.11          $16.11
  Accumulation units outstanding
  at the end of period                      226            5,577           8,515          11,915          14,873

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.51          $12.92
    End of period                          $13.23          $10.51
  Accumulation units outstanding
  at the end of period                     9,613           4,872






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $14.49          $15.93          $13.97         $13.67          $12.14
    End of period                          $8.69           $14.49          $15.93         $13.97          $13.67
  Accumulation units outstanding
  at the end of period                     2,639           4,713           4,241           4,773          8,401

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $8.95           $11.75
    End of period                          $12.14          $8.95
  Accumulation units outstanding
  at the end of period                     7,916           4,585

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.76           $9.89            N/A             N/A            N/A
    End of period                          $6.08           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,365           1,720            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(155)

  Accumulation unit value:
    Beginning of period                    $11.20          $11.81          $10.78         $11.37          $9.56
    End of period                          $7.09           $11.20          $11.81         $10.78          $11.37
  Accumulation units outstanding
  at the end of period                     31,085          40,912          30,596         34,618          44,225

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(155)

  Accumulation unit value:
    Beginning of period                    $7.37           $7.28
    End of period                          $9.56           $7.37
  Accumulation units outstanding
  at the end of period                     8,003           3,434

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(187)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.86          $10.73         $10.79          $10.67
    End of period                          $11.42          $11.28          $10.86         $10.73          $10.79
  Accumulation units outstanding
  at the end of period                     11,158          46,536          33,527         14,052          3,618

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(187)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.48
    End of period                          $10.67          $10.61
  Accumulation units outstanding
  at the end of period                     1,660            232






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(820)

  Accumulation unit value:
    Beginning of period                    $5.76           $5.66           $4.26           $4.05           N/A
    End of period                          $3.40           $5.76           $5.66           $4.26           N/A
  Accumulation units outstanding
  at the end of period                     18,253          39,815          1,624             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(820)

  Accumulation unit value:
    Beginning of period                    $9.81           $10.90          $9.85           $9.42           N/A
    End of period                          $6.58           $9.81           $10.90          $9.85           N/A
  Accumulation units outstanding
  at the end of period                     3,803           3,085             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(155)

  Accumulation unit value:
    Beginning of period                    $10.48          $10.62          $8.40           $9.12          $9.08
    End of period                          $5.52           $10.48          $10.62          $8.40          $9.12
  Accumulation units outstanding
  at the end of period                     16,428          29,000          28,499         33,223          30,269

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(155)

  Accumulation unit value:
    Beginning of period                    $7.40           $6.70
    End of period                          $9.08           $7.40
  Accumulation units outstanding
  at the end of period                     8,983           3,724

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.30          $11.72          $10.13           N/A            N/A
    End of period                          $5.09           $10.30          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,193          32,797          5,667            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(293)

  Accumulation unit value:
    Beginning of period                    $9.26           $9.14           $8.01           $7.87          $7.24
    End of period                          $5.62           $9.26           $9.14           $8.01          $7.87
  Accumulation units outstanding
  at the end of period                     1,571           1,044           3,789           4,290          4,223

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(293)

  Accumulation unit value:
    Beginning of period                    $5.85            N/A
    End of period                          $7.24            N/A
  Accumulation units outstanding
  at the end of period                     3,671            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(672)

  Accumulation unit value:
    Beginning of period                    $11.15          $13.82          $11.93         $11.51          $10.61
    End of period                          $5.37           $11.15          $13.82         $11.93          $11.51
  Accumulation units outstanding
  at the end of period                     24,109          11,959           477             477            320

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(672)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(155)

  Accumulation unit value:
    Beginning of period                    $17.86          $16.47          $12.04         $11.19          $8.94
    End of period                          $8.98           $17.86          $16.47         $12.04          $11.19
  Accumulation units outstanding
  at the end of period                     22,892          35,070          24,544         22,750          32,227

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(155)

  Accumulation unit value:
    Beginning of period                    $6.88           $7.22
    End of period                          $8.94           $6.88
  Accumulation units outstanding
  at the end of period                     7,014           3,440






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(672)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.16          $10.75         $10.23          $9.91
    End of period                          $8.78           $11.71          $11.16         $10.75          $10.23
  Accumulation units outstanding
  at the end of period                     12,352          12,965          1,133           2,768          2,602

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(672)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1345)

  Accumulation unit value:
    Beginning of period                    $9.84           $10.12           N/A             N/A            N/A
    End of period                          $6.74           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      583             611             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1345)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(187)

  Accumulation unit value:
    Beginning of period                    $19.31          $17.91          $14.61         $13.21          $11.32
    End of period                          $10.76          $19.31          $17.91         $14.61          $13.21
  Accumulation units outstanding
  at the end of period                     13,198          19,530          12,831         12,657          6,142

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(187)

  Accumulation unit value:
    Beginning of period                    $8.44           $8.46
    End of period                          $11.32          $8.44
  Accumulation units outstanding
  at the end of period                     1,692            287

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                    $13.51          $13.64          $11.76         $10.88          $10.41
    End of period                          $7.58           $13.51          $13.64         $11.76          $10.88
  Accumulation units outstanding
  at the end of period                    417,585         402,646          70,988         40,367          2,296

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.82          $10.72           N/A             N/A            N/A
    End of period                          $6.22           $11.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     77,664         122,529           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(774)

  Accumulation unit value:
    Beginning of period                    $12.42          $10.68          $10.45          $9.76           N/A
    End of period                          $7.09           $12.42          $10.68         $10.45           N/A
  Accumulation units outstanding
  at the end of period                     7,337           12,312            -             1,347           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1340)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.58           N/A             N/A            N/A
    End of period                          $6.07           $11.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,478          19,646           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1340)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $34.36          $26.02          $22.06         $16.52          $14.36
    End of period                          $20.85          $34.36          $26.02         $22.06          $16.52
  Accumulation units outstanding
  at the end of period                     12,350          8,577           6,487           4,220          1,827

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(155)

  Accumulation unit value:
    Beginning of period                    $13.28          $12.96          $12.68          $9.46          $8.24
    End of period                          $6.53           $13.28          $12.96         $12.68          $9.46
  Accumulation units outstanding
  at the end of period                     28,703          38,124          19,674         21,583          21,432

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(155)

  Accumulation unit value:
    Beginning of period                    $7.09           $7.41
    End of period                          $8.24           $7.09
  Accumulation units outstanding
  at the end of period                     7,755           3,373






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(187)

  Accumulation unit value:
    Beginning of period                    $15.34          $14.63          $13.66         $12.49          $11.05
    End of period                          $9.35           $15.34          $14.63         $13.66          $12.49
  Accumulation units outstanding
  at the end of period                     11,726          20,266          7,696          21,166          10,280

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(187)

  Accumulation unit value:
    Beginning of period                    $8.41           $8.57
    End of period                          $11.05          $8.41
  Accumulation units outstanding
  at the end of period                     1,656            284






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(187)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.69          $10.40         $10.21          $9.50
    End of period                          $7.29           $11.97          $11.69         $10.40          $10.21
  Accumulation units outstanding
  at the end of period                     5,821           26,081          18,111         26,141          13,120

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(187)

  Accumulation unit value:
    Beginning of period                    $7.61           $7.75
    End of period                          $9.50           $7.61
  Accumulation units outstanding
  at the end of period                     1,940            314

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1340)

  Accumulation unit value:
    Beginning of period                    $8.79           $10.13           N/A             N/A            N/A
    End of period                          $5.99           $8.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,448           6,669            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1340)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(155)

  Accumulation unit value:
    Beginning of period                    $17.38          $19.89          $18.60         $17.49          $15.91
    End of period                          $10.17          $17.38          $19.89         $18.60          $17.49
  Accumulation units outstanding
  at the end of period                     5,248           11,420          13,175         14,769          14,867

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(155)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.39
    End of period                          $15.91          $11.01
  Accumulation units outstanding
  at the end of period                     6,051           2,747

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(136)

  Accumulation unit value:
    Beginning of period                    $14.28          $14.94          $13.03         $12.80          $11.17
    End of period                          $9.07           $14.28          $14.94         $13.03          $12.80
  Accumulation units outstanding
  at the end of period                     6,447           15,592          8,753          23,027          11,177

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(136)

  Accumulation unit value:
    Beginning of period                    $7.84           $9.71
    End of period                          $11.17          $7.84
  Accumulation units outstanding
  at the end of period                     2,281            955






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(820)

  Accumulation unit value:
    Beginning of period                    $6.49           $5.80           $5.43           $4.78           N/A
    End of period                          $3.58           $6.49           $5.80           $5.43           N/A
  Accumulation units outstanding
  at the end of period                     4,810           27,241            -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(770)

  Accumulation unit value:
    Beginning of period                    $17.36          $14.88          $15.45         $12.23           N/A
    End of period                          $8.91           $17.36          $14.88         $15.45           N/A
  Accumulation units outstanding
  at the end of period                     65,718          72,791          16,006         14,774           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(770)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(809)

  Accumulation unit value:
    Beginning of period                    $14.03          $12.97          $11.85         $10.40           N/A
    End of period                          $7.84           $14.03          $12.97         $11.85           N/A
  Accumulation units outstanding
  at the end of period                     12,129          6,842           3,899             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(809)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.39          $13.86          $12.14         $10.93          $9.49
    End of period                          $8.31           $14.39          $13.86         $12.14          $10.93
  Accumulation units outstanding
  at the end of period                     7,246           7,377           8,074           6,622          4,936

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $6.92           $9.10
    End of period                          $9.49           $6.92
  Accumulation units outstanding
  at the end of period                     2,994           3,945






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1796)

  Accumulation unit value:
    Beginning of period                    $8.28            N/A             N/A             N/A            N/A
    End of period                          $4.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,118            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1796)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.84          $10.21           N/A             N/A            N/A
    End of period                          $10.19          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,973          2,105            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $13.92          $13.17          $13.04         $13.05          $12.80
    End of period                          $13.64          $13.92          $13.17         $13.04          $13.05
  Accumulation units outstanding
  at the end of period                     73,881          43,539          30,671         31,852          30,787

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.51          $11.89
    End of period                          $12.80          $12.51
  Accumulation units outstanding
  at the end of period                     9,986           3,013






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(1012)

  Accumulation unit value:
    Beginning of period                    $19.59          $21.63          $19.80           N/A            N/A
    End of period                          $11.38          $19.59          $21.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               65             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(1012)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.64          $13.10          $12.14         $12.22          $11.91
    End of period                          $8.55           $12.64          $13.10         $12.14          $12.22
  Accumulation units outstanding
  at the end of period                     26,090          14,183          16,417         15,964          15,296

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1825)

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $5.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      291             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1825)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1825)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,057           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1825)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(433)

  Accumulation unit value:
    Beginning of period                    $18.76          $20.36          $18.45         $18.01          $16.81
    End of period                          $9.67           $18.76          $20.36         $18.45          $18.01
  Accumulation units outstanding
  at the end of period                     1,311           1,412           1,014           1,139          1,174

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(433)

  Accumulation unit value:
    Beginning of period                    $15.83           N/A
    End of period                          $16.81           N/A
  Accumulation units outstanding
  at the end of period                      952             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1922)

  Accumulation unit value:
    Beginning of period                    $7.40            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      460             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1922)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.25            N/A             N/A             N/A            N/A
    End of period                          $6.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,335           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $6.10            N/A             N/A             N/A            N/A
    End of period                          $6.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     51,042           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.46          $10.12           N/A             N/A            N/A
    End of period                          $7.49           $10.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,739          7,060            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.43          $10.48           N/A             N/A            N/A
    End of period                          $6.64           $10.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,716           9,731            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.23            N/A             N/A             N/A            N/A
    End of period                          $7.06            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      929             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.17          $12.56         $11.86          $10.78
    End of period                          $8.97           $15.10          $14.17         $12.56          $11.86
  Accumulation units outstanding
  at the end of period                     24,944          18,468          8,250           9,095          9,380

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $8.71           $10.74
    End of period                          $10.78          $8.71
  Accumulation units outstanding
  at the end of period                      246             494






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(682)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.98          $10.42         $10.29          $9.97
    End of period                          $9.59           $11.39          $10.98         $10.42          $10.29
  Accumulation units outstanding
  at the end of period                    134,324          65,473          6,653           5,047          2,742

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $14.98          $14.12          $12.67         $12.07          $11.10
    End of period                          $9.45           $14.98          $14.12         $12.67          $12.07
  Accumulation units outstanding
  at the end of period                     75,624          81,107          45,320         49,602          48,149

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $9.34           $10.86
    End of period                          $11.10          $9.34
  Accumulation units outstanding
  at the end of period                     7,953           7,332






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(682)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.58          $10.74         $10.48          $9.92
    End of period                          $9.36           $12.18          $11.58         $10.74          $10.48
  Accumulation units outstanding
  at the end of period                     41,684          11,929          18,644         15,959           729

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.42          $12.25         $11.79          $11.02
    End of period                          $10.07          $14.23          $13.42         $12.25          $11.79
  Accumulation units outstanding
  at the end of period                     83,385          57,839          22,977         23,496          33,223

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.59           $10.63
    End of period                          $11.02          $9.59
  Accumulation units outstanding
  at the end of period                     4,787           5,769






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.46          $11.02           N/A             N/A            N/A
    End of period                          $7.82           $11.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,325           2,349            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.77          $11.62           N/A             N/A            N/A
    End of period                          $7.39           $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,269           3,295            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.96          $10.50           N/A             N/A            N/A
    End of period                          $8.76           $10.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,150           6,913            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $25.05          $23.87          $21.51         $20.92          $19.33
    End of period                          $19.39          $25.05          $23.87         $21.51          $20.92
  Accumulation units outstanding
  at the end of period                     3,322           4,219           2,298           1,265          1,737

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $16.28          $17.79
    End of period                          $19.33          $16.28
  Accumulation units outstanding
  at the end of period                      880            1,000






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.63          $11.38          $11.15         $11.12          $11.30
    End of period                          $11.61          $11.63          $11.38         $11.15          $11.12
  Accumulation units outstanding
  at the end of period                     94,032          11,201          3,317           3,171          7,474

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.62
    End of period                          $11.30          $11.52
  Accumulation units outstanding
  at the end of period                     2,981           3,289

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(352)

  Accumulation unit value:
    Beginning of period                    $21.11          $20.05          $16.98         $16.08          $14.35
    End of period                          $13.74          $21.11          $20.05         $16.98          $16.08
  Accumulation units outstanding
  at the end of period                     6,922           5,119           1,647           4,147          8,453

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(352)

  Accumulation unit value:
    Beginning of period                    $12.46           N/A
    End of period                          $14.35           N/A
  Accumulation units outstanding
  at the end of period                     2,013            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $28.96          $26.94          $24.27         $23.43          $21.84
    End of period                          $16.16          $28.96          $26.94         $24.27          $23.43
  Accumulation units outstanding
  at the end of period                     2,183           5,193           3,906           3,042          2,559

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $17.14          $21.52
    End of period                          $21.84          $17.14
  Accumulation units outstanding
  at the end of period                     1,426           1,621

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $40.43          $35.33          $33.88         $30.42          $26.39
    End of period                          $23.43          $40.43          $35.33         $33.88          $30.42
  Accumulation units outstanding
  at the end of period                     5,036           6,070           1,890           2,486          3,635

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $19.50          $25.38
    End of period                          $26.39          $19.50
  Accumulation units outstanding
  at the end of period                     1,623           1,779






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(182)

  Accumulation unit value:
    Beginning of period                    $15.09          $15.33          $13.08         $12.62          $11.22
    End of period                          $8.77           $15.09          $15.33         $13.08          $12.62
  Accumulation units outstanding
  at the end of period                     9,224           9,997           10,521          7,337          4,585

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(182)

  Accumulation unit value:
    Beginning of period                    $8.85           $8.94
    End of period                          $11.22          $8.85
  Accumulation units outstanding
  at the end of period                     2,928           2,901

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.40%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(828)

  Accumulation unit value:
    Beginning of period                    $12.72          $15.33          $11.52         $10.14           N/A
    End of period                          $7.98           $12.72          $15.33         $11.52           N/A
  Accumulation units outstanding
  at the end of period                     10,574          12,884          19,884          7,315           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(432)

  Accumulation unit value:
    Beginning of period                    $16.97          $15.84          $13.23         $12.24          $10.78
    End of period                          $9.78           $16.97          $15.84         $13.23          $12.24
  Accumulation units outstanding
  at the end of period                     1,964           2,257           2,214           3,649           176

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(432)

  Accumulation unit value:
    Beginning of period                    $10.05           N/A
    End of period                          $10.78           N/A
  Accumulation units outstanding
  at the end of period                      176             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(759)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.95          $11.34         $10.62           N/A
    End of period                          $8.21           $13.50          $11.95         $11.34           N/A
  Accumulation units outstanding
  at the end of period                     3,645           6,716           2,730           4,871           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(637)

  Accumulation unit value:
    Beginning of period                    $14.87          $13.67          $12.23         $11.56          $9.71
    End of period                          $8.75           $14.87          $13.67         $12.23          $11.56
  Accumulation units outstanding
  at the end of period                      395            1,625            480             495             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(637)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(759)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.31          $10.46          $9.71           N/A
    End of period                          $8.35           $11.92          $11.31         $10.46           N/A
  Accumulation units outstanding
  at the end of period                     26,405          23,636          22,506         18,831           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(722)

  Accumulation unit value:
    Beginning of period                    $27.32          $23.20          $20.97         $21.08          $20.70
    End of period                          $15.34          $27.32          $23.20         $20.97          $21.08
  Accumulation units outstanding
  at the end of period                     1,976           2,766            870             713             74

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.51            N/A             N/A             N/A            N/A
    End of period                          $4.43            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,127            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(879)

  Accumulation unit value:
    Beginning of period                    $26.51          $24.75          $24.23         $23.52           N/A
    End of period                          $15.30          $26.51          $24.75         $24.23           N/A
  Accumulation units outstanding
  at the end of period                     3,112           2,716           2,873           4,961           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.58          $10.86           N/A             N/A            N/A
    End of period                          $6.47           $13.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,623          23,444           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.60          $10.21           N/A             N/A            N/A
    End of period                          $6.45           $10.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,311            810             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $17.20          $17.51          $15.97         $15.82          $15.24
    End of period                          $10.24          $17.20          $17.51         $15.97          $15.82
  Accumulation units outstanding
  at the end of period                     1,423           2,033           3,313           3,756           245

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $12.54          $15.91
    End of period                          $15.24          $12.53
  Accumulation units outstanding
  at the end of period                      246              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(40)

  Accumulation unit value:
    Beginning of period                    $23.13          $21.14          $18.03         $18.02          $15.53
    End of period                          $13.94          $23.13          $21.14         $18.03          $18.02
  Accumulation units outstanding
  at the end of period                     3,480           3,009           1,278           1,465            93

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(40)

  Accumulation unit value:
    Beginning of period                    $11.37          $15.16
    End of period                          $15.53          $11.37
  Accumulation units outstanding
  at the end of period                       93              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.13           N/A             N/A            N/A
    End of period                          $6.15           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,099          44,719           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.83           $9.91            N/A             N/A            N/A
    End of period                          $5.70           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              246             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1159)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.81          $10.29           N/A            N/A
    End of period                          $7.37           $10.74          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,486          6,833            282             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1159)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.79           $10.06           N/A             N/A            N/A
    End of period                          $5.94           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,173           2,418            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                    $11.43          $12.48          $10.86         $10.40           N/A
    End of period                          $7.46           $11.43          $12.48         $10.86           N/A
  Accumulation units outstanding
  at the end of period                     1,121           1,500           2,037           1,534           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(637)

  Accumulation unit value:
    Beginning of period                    $18.10          $17.32          $16.95         $16.92          $16.25
    End of period                          $16.75          $18.10          $17.32         $16.95          $16.92
  Accumulation units outstanding
  at the end of period                     17,591          25,349          35,148         26,347            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(637)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(866)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.67          $11.21         $10.95           N/A
    End of period                          $7.93           $12.71          $12.67         $11.21           N/A
  Accumulation units outstanding
  at the end of period                     12,991          12,503          7,583           4,439           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(866)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.38          $10.27           N/A             N/A            N/A
    End of period                          $9.53           $10.38           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,071            365             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(615)

  Accumulation unit value:
    Beginning of period                    $15.93          $14.58          $11.31          $9.77          $8.47
    End of period                          $8.63           $15.93          $14.58         $11.31          $9.77
  Accumulation units outstanding
  at the end of period                     8,379           14,945          14,259          7,794           696

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(819)

  Accumulation unit value:
    Beginning of period                    $22.80          $21.63          $19.77         $16.92           N/A
    End of period                          $12.37          $22.80          $21.63         $19.77           N/A
  Accumulation units outstanding
  at the end of period                     9,228           9,097           4,456           1,646           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(819)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(637)

  Accumulation unit value:
    Beginning of period                    $14.80          $14.26          $14.14         $14.15          $13.96
    End of period                          $15.40          $14.80          $14.26         $14.14          $14.15
  Accumulation units outstanding
  at the end of period                     40,890          8,866           8,287           5,794            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(637)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1092)

  Accumulation unit value:
    Beginning of period                    $13.92          $10.82          $8.28            N/A            N/A
    End of period                          $6.79           $13.92          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,614          22,581          3,380            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(94)

  Accumulation unit value:
    Beginning of period                    $18.19          $19.14          $17.11         $16.10          $13.23
    End of period                          $10.84          $18.19          $19.14         $17.11          $16.10
  Accumulation units outstanding
  at the end of period                     9,935           13,304          12,747         13,024           870

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(94)

  Accumulation unit value:
    Beginning of period                    $10.51          $12.88
    End of period                          $13.23          $10.51
  Accumulation units outstanding
  at the end of period                      210              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(40)

  Accumulation unit value:
    Beginning of period                    $14.49          $15.93          $13.97         $13.67          $12.13
    End of period                          $8.69           $14.49          $15.93         $13.97          $13.67
  Accumulation units outstanding
  at the end of period                     4,242           3,663           2,632           5,448           326

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(40)

  Accumulation unit value:
    Beginning of period                    $8.95           $10.95
    End of period                          $12.13          $8.95
  Accumulation units outstanding
  at the end of period                      109              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $8.56            N/A             N/A             N/A            N/A
    End of period                          $6.08            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,970            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(457)

  Accumulation unit value:
    Beginning of period                    $11.20          $11.81          $10.77         $11.37          $9.55
    End of period                          $7.08           $11.20          $11.81         $10.77          $11.37
  Accumulation units outstanding
  at the end of period                     35,542          56,348          64,322         59,617          13,767

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(457)

  Accumulation unit value:
    Beginning of period                    $8.48            N/A
    End of period                          $9.55            N/A
  Accumulation units outstanding
  at the end of period                     1,179            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(699)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.86          $10.73         $10.79          $10.77
    End of period                          $11.42          $11.28          $10.86         $10.73          $10.79
  Accumulation units outstanding
  at the end of period                     18,059          18,505          25,823         37,129           876

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(965)

  Accumulation unit value:
    Beginning of period                    $5.76           $5.66           $4.26           $4.39           N/A
    End of period                          $3.40           $5.76           $5.66           $4.26           N/A
  Accumulation units outstanding
  at the end of period                     1,649           10,933          17,773          3,393           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(965)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(965)

  Accumulation unit value:
    Beginning of period                    $9.81           $10.90          $9.84          $10.03           N/A
    End of period                          $6.58           $9.81           $10.90          $9.84           N/A
  Accumulation units outstanding
  at the end of period                      805            1,563           1,533           1,485           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(965)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(457)

  Accumulation unit value:
    Beginning of period                    $10.47          $10.62          $8.40           $9.12          $9.08
    End of period                          $5.52           $10.47          $10.62          $8.40          $9.12
  Accumulation units outstanding
  at the end of period                     70,303          89,497         110,399         81,646          17,258

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(457)

  Accumulation unit value:
    Beginning of period                    $8.06            N/A
    End of period                          $9.08            N/A
  Accumulation units outstanding
  at the end of period                     1,241            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                    $10.30          $11.72          $10.19           N/A            N/A
    End of period                          $5.09           $10.30          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,434          19,787          19,211           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(812)

  Accumulation unit value:
    Beginning of period                    $9.25           $9.13           $8.01           $7.38           N/A
    End of period                          $5.62           $9.25           $9.13           $8.01           N/A
  Accumulation units outstanding
  at the end of period                     3,760           4,928             -             2,868           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(812)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $11.14          $13.81          $11.92         $11.51          $11.22
    End of period                          $5.37           $11.14          $13.81         $11.92          $11.51
  Accumulation units outstanding
  at the end of period                      319             195             790             580             24

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(457)

  Accumulation unit value:
    Beginning of period                    $17.85          $16.46          $12.03         $11.18          $8.94
    End of period                          $8.97           $17.85          $16.46         $12.03          $11.18
  Accumulation units outstanding
  at the end of period                     44,324          61,038          86,000         77,657          15,255

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(457)

  Accumulation unit value:
    Beginning of period                    $8.36            N/A
    End of period                          $8.94            N/A
  Accumulation units outstanding
  at the end of period                     1,197            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(793)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.15          $10.74         $10.07           N/A
    End of period                          $8.78           $11.71          $11.15         $10.74           N/A
  Accumulation units outstanding
  at the end of period                     4,392           5,641           9,191          13,406           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $6.74            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,421            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(692)

  Accumulation unit value:
    Beginning of period                    $19.30          $17.91          $14.61         $13.20          $11.91
    End of period                          $10.75          $19.30          $17.91         $14.61          $13.20
  Accumulation units outstanding
  at the end of period                     16,812          25,417          35,949         48,428          7,455

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                    $13.51          $13.64          $11.76         $10.88          $9.87
    End of period                          $7.58           $13.51          $13.64         $11.76          $10.88
  Accumulation units outstanding
  at the end of period                    665,720         930,026         898,589         817,207         33,297

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1081)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.66          $9.40            N/A            N/A
    End of period                          $6.22           $11.82          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,007          10,691          17,039           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(705)

  Accumulation unit value:
    Beginning of period                    $12.42          $10.68          $10.45         $10.81          $10.50
    End of period                          $7.09           $12.42          $10.68         $10.45          $10.81
  Accumulation units outstanding
  at the end of period                     10,409          20,944          20,667         20,867           473

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1366)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.22           N/A             N/A            N/A
    End of period                          $6.07           $11.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,679           8,305            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $34.33          $26.00          $22.04         $16.51          $16.14
    End of period                          $20.83          $34.33          $26.00         $22.04          $16.51
  Accumulation units outstanding
  at the end of period                     9,869           12,019          20,071         15,557            34

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(457)

  Accumulation unit value:
    Beginning of period                    $13.28          $12.95          $12.67          $9.46          $8.23
    End of period                          $6.53           $13.28          $12.95         $12.67          $9.46
  Accumulation units outstanding
  at the end of period                     39,414          58,799          70,983         89,520          17,162

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(457)

  Accumulation unit value:
    Beginning of period                    $7.55            N/A
    End of period                          $8.23            N/A
  Accumulation units outstanding
  at the end of period                     1,324            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $10.65          $10.13           N/A             N/A            N/A
    End of period                          $6.99           $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              277             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(615)

  Accumulation unit value:
    Beginning of period                    $15.34          $14.62          $13.65         $12.49          $11.17
    End of period                          $9.34           $15.34          $14.62         $13.65          $12.49
  Accumulation units outstanding
  at the end of period                     16,235          17,260          27,540         44,810          6,584

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(615)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.68          $10.40         $10.20          $9.44
    End of period                          $7.28           $11.96          $11.68         $10.40          $10.20
  Accumulation units outstanding
  at the end of period                     47,458          52,009          49,684         72,345          5,972

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1350)

  Accumulation unit value:
    Beginning of period                    $8.79           $10.19           N/A             N/A            N/A
    End of period                          $5.99           $8.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,596           13,166           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(457)

  Accumulation unit value:
    Beginning of period                    $17.38          $19.88          $18.60         $17.49          $15.91
    End of period                          $10.17          $17.38          $19.88         $18.60          $17.49
  Accumulation units outstanding
  at the end of period                     25,596          34,877          38,674         37,716          9,216

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(457)

  Accumulation unit value:
    Beginning of period                    $15.34           N/A
    End of period                          $15.91           N/A
  Accumulation units outstanding
  at the end of period                      652             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(615)

  Accumulation unit value:
    Beginning of period                    $14.28          $14.94          $13.02         $12.80          $11.18
    End of period                          $9.07           $14.28          $14.94         $13.02          $12.80
  Accumulation units outstanding
  at the end of period                     13,765          16,124          23,051         37,874          6,283

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(615)

  Accumulation unit value:
    Beginning of period                    $6.49           $5.80           $5.44           $5.44          $5.06
    End of period                          $3.59           $6.49           $5.80           $5.44          $5.44
  Accumulation units outstanding
  at the end of period                     4,633           2,654           5,308           6,767           242

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                    $17.36          $14.88          $15.45         $11.40          $10.16
    End of period                          $8.91           $17.36          $14.88         $15.45          $11.40
  Accumulation units outstanding
  at the end of period                     54,470          88,551         120,337         135,198         11,549

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $14.03          $12.97          $11.85         $11.05          $10.10
    End of period                          $7.83           $14.03          $12.97         $11.85          $11.05
  Accumulation units outstanding
  at the end of period                     99,933         142,207         182,125         199,895         75,442

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(40)

  Accumulation unit value:
    Beginning of period                    $14.38          $13.86          $12.14         $10.93          $9.49
    End of period                          $8.30           $14.38          $13.86         $12.14          $10.93
  Accumulation units outstanding
  at the end of period                     7,489           14,906          12,895          9,965          1,317

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(40)

  Accumulation unit value:
    Beginning of period                    $6.92           $8.90
    End of period                          $9.49           $6.92
  Accumulation units outstanding
  at the end of period                      200              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1791)

  Accumulation unit value:
    Beginning of period                    $8.30            N/A             N/A             N/A            N/A
    End of period                          $4.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      610             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.84          $10.19           N/A             N/A            N/A
    End of period                          $10.19          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,246          2,526            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $13.91          $13.16          $13.03         $13.04          $12.79
    End of period                          $13.63          $13.91          $13.16         $13.03          $13.04
  Accumulation units outstanding
  at the end of period                     54,788          60,743          47,560         60,097            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $12.51          $11.96
    End of period                          $12.79          $12.51
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(793)

  Accumulation unit value:
    Beginning of period                    $19.58          $21.62          $19.47         $17.77           N/A
    End of period                          $11.37          $19.58          $21.62         $19.47           N/A
  Accumulation units outstanding
  at the end of period                      490             459             469             497            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(705)

  Accumulation unit value:
    Beginning of period                    $12.63          $13.08          $12.12         $12.21          $12.12
    End of period                          $8.54           $12.63          $13.08         $12.12          $12.21
  Accumulation units outstanding
  at the end of period                     18,234          20,381          16,406         17,003          4,528

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                    $10.75           N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      388             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(759)

  Accumulation unit value:
    Beginning of period                    $18.75          $20.35          $18.44         $17.77           N/A
    End of period                          $9.66           $18.75          $20.35         $18.44           N/A
  Accumulation units outstanding
  at the end of period                     1,028           1,186           1,179           1,054           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.25            N/A             N/A             N/A            N/A
    End of period                          $6.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,653           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.26            N/A             N/A             N/A            N/A
    End of period                          $6.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,728            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $7.49            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,250            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.11            N/A             N/A             N/A            N/A
    End of period                          $7.06            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,924            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $8.96            N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,786            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(69)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.17          $12.55         $11.85          $10.78
    End of period                          $8.97           $15.10          $14.17         $12.55          $11.85
  Accumulation units outstanding
  at the end of period                     38,407          39,360          34,225         19,732          6,892

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(69)

  Accumulation unit value:
    Beginning of period                    $8.71           $11.01
    End of period                          $10.78          $8.71
  Accumulation units outstanding
  at the end of period                     6,899             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(700)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.97          $10.42         $10.29          $10.11
    End of period                          $9.59           $11.39          $10.97         $10.42          $10.29
  Accumulation units outstanding
  at the end of period                     52,859          57,501          47,390         36,071          2,115

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(69)

  Accumulation unit value:
    Beginning of period                    $14.97          $14.11          $12.66         $12.07          $11.10
    End of period                          $9.45           $14.97          $14.11         $12.66          $12.07
  Accumulation units outstanding
  at the end of period                     59,357          71,249          78,707         79,633          19,683

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division(69)

  Accumulation unit value:
    Beginning of period                    $9.34           $11.05
    End of period                          $11.10          $9.34
  Accumulation units outstanding
  at the end of period                     20,294            -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(700)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.58          $10.74         $10.48          $10.16
    End of period                          $9.36           $12.18          $11.58         $10.74          $10.48
  Accumulation units outstanding
  at the end of period                    122,381         132,944         147,856         154,211         13,168

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(69)

  Accumulation unit value:
    Beginning of period                    $14.22          $13.41          $12.24         $11.78          $11.02
    End of period                          $10.07          $14.22          $13.41         $12.24          $11.78
  Accumulation units outstanding
  at the end of period                    130,324         142,492         187,991         163,272         1,934

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(69)

  Accumulation unit value:
    Beginning of period                    $9.58           $10.82
    End of period                          $11.02          $11.02
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.28            N/A             N/A             N/A            N/A
    End of period                          $6.32            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,789            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(40)

  Accumulation unit value:
    Beginning of period                    $25.03          $23.86          $21.50         $20.91          $19.32
    End of period                          $19.38          $25.03          $23.86         $21.50          $20.91
  Accumulation units outstanding
  at the end of period                     6,258           6,200           6,379           6,648           847

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(40)

  Accumulation unit value:
    Beginning of period                    $16.28          $17.06
    End of period                          $19.32          $16.28
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(710)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.37          $11.14         $11.11          $11.12
    End of period                          $11.60          $11.62          $11.37         $11.14          $11.11
  Accumulation units outstanding
  at the end of period                     63,710          32,811          28,199         16,705           450

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(722)

  Accumulation unit value:
    Beginning of period                    $21.10          $20.04          $16.98         $16.08          $15.65
    End of period                          $13.73          $21.10          $20.04         $16.98          $16.08
  Accumulation units outstanding
  at the end of period                     6,860           5,774           10,430          5,387            87

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(40)

  Accumulation unit value:
    Beginning of period                    $28.94          $26.93          $24.26         $23.42          $21.83
    End of period                          $16.15          $28.94          $26.93         $24.26          $23.42
  Accumulation units outstanding
  at the end of period                     5,296           4,599           7,380           7,917          2,553

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(40)

  Accumulation unit value:
    Beginning of period                    $17.13          $22.35
    End of period                          $21.83          $17.13
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(40)

  Accumulation unit value:
    Beginning of period                    $40.40          $35.31          $33.87         $30.40          $26.38
    End of period                          $23.41          $40.40          $35.31         $33.87          $30.40
  Accumulation units outstanding
  at the end of period                     4,587           6,317           4,902           5,955           152

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(40)

  Accumulation unit value:
    Beginning of period                    $19.50          $24.49
    End of period                          $26.38          $19.50
  Accumulation units outstanding
  at the end of period                      106              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(432)

  Accumulation unit value:
    Beginning of period                    $15.08          $15.32          $13.08         $12.62          $11.22
    End of period                          $8.77           $15.08          $15.32         $13.08          $12.62
  Accumulation units outstanding
  at the end of period                     8,488           11,900          18,762         22,088          7,895

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(432)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A
    End of period                          $11.22           N/A
  Accumulation units outstanding
  at the end of period                      256             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.405%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(901)

  Accumulation unit value:
    Beginning of period                    $26.50          $24.74          $24.22         $23.03           N/A
    End of period                          $15.29          $26.50          $24.74         $24.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1143)

  Accumulation unit value:
    Beginning of period                    $23.12          $21.13          $19.07           N/A            N/A
    End of period                          $13.93          $23.12          $21.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(879)

  Accumulation unit value:
    Beginning of period                    $18.08          $17.31          $16.94         $16.95           N/A
    End of period                          $16.74          $18.08          $17.31         $16.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1010)

  Accumulation unit value:
    Beginning of period                    $15.93          $14.57          $11.89           N/A            N/A
    End of period                          $8.63           $15.93          $14.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1010)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(901)

  Accumulation unit value:
    Beginning of period                    $18.18          $19.13          $17.10         $16.76           N/A
    End of period                          $10.83          $18.18          $19.13         $17.10           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(879)

  Accumulation unit value:
    Beginning of period                    $14.48          $15.92          $13.96         $14.13           N/A
    End of period                          $8.68           $14.48          $15.92         $13.96           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(879)

  Accumulation unit value:
    Beginning of period                    $11.19          $11.80          $10.77         $10.99           N/A
    End of period                          $7.08           $11.19          $11.80         $10.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(827)

  Accumulation unit value:
    Beginning of period                    $13.50          $13.64          $11.76         $10.58           N/A
    End of period                          $7.58           $13.50          $13.64         $11.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $34.32          $34.44           N/A             N/A            N/A
    End of period                          $20.82          $34.32           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              216             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(784)

  Accumulation unit value:
    Beginning of period                    $13.27          $12.94          $12.67         $10.21           N/A
    End of period                          $6.52           $13.27          $12.94         $12.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -              373             634            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(784)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(695)

  Accumulation unit value:
    Beginning of period                    $15.33          $14.62          $13.65         $12.49          $11.37
    End of period                          $9.34           $15.33          $14.62         $13.65          $12.49
  Accumulation units outstanding
  at the end of period                       -               -              352             582            474

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(695)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.68          $10.40         $10.20          $9.54
    End of period                          $7.28           $11.96          $11.68         $10.40          $10.20
  Accumulation units outstanding
  at the end of period                       -               -               -              503            565

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1010)

  Accumulation unit value:
    Beginning of period                    $17.36          $19.86          $18.65           N/A            N/A
    End of period                          $10.16          $17.36          $19.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1010)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1010)

  Accumulation unit value:
    Beginning of period                    $17.35          $14.88          $14.96           N/A            N/A
    End of period                          $8.90           $17.35          $14.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1010)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(879)

  Accumulation unit value:
    Beginning of period                    $14.38          $13.85          $12.13         $11.23           N/A
    End of period                          $8.30           $14.38          $13.85         $12.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(879)

  Accumulation unit value:
    Beginning of period                    $13.90          $13.16          $13.02         $13.11           N/A
    End of period                          $13.63          $13.90          $13.16         $13.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(879)

  Accumulation unit value:
    Beginning of period                    $12.62          $13.08          $12.12         $12.23           N/A
    End of period                          $8.53           $12.62          $13.08         $12.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(1143)

  Accumulation unit value:
    Beginning of period                    $14.96          $14.10          $13.02           N/A            N/A
    End of period                          $9.44           $14.96          $14.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(879)

  Accumulation unit value:
    Beginning of period                    $14.22          $13.40          $12.24         $11.95           N/A
    End of period                          $10.06          $14.22          $13.40         $12.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(879)

  Accumulation unit value:
    Beginning of period                    $25.02          $23.84          $21.49         $21.16           N/A
    End of period                          $19.36          $25.02          $23.84         $21.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(827)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.36          $11.14         $11.09           N/A
    End of period                          $11.59          $11.62          $11.36         $11.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1010)

  Accumulation unit value:
    Beginning of period                    $21.10          $20.04          $17.44           N/A            N/A
    End of period                          $13.73          $21.10          $20.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1010)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(879)

  Accumulation unit value:
    Beginning of period                    $28.92          $26.91          $24.24         $23.78           N/A
    End of period                          $16.14          $28.92          $26.91         $24.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(879)

  Accumulation unit value:
    Beginning of period                    $15.08          $15.32          $13.07         $12.83           N/A
    End of period                          $8.76           $15.08          $15.32         $13.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.41%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(868)

  Accumulation unit value:
    Beginning of period                    $12.72          $15.33          $11.51         $11.25           N/A
    End of period                          $7.98           $12.72          $15.33         $11.51           N/A
  Accumulation units outstanding
  at the end of period                     23,126          10,380          8,397           2,147           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(868)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(611)

  Accumulation unit value:
    Beginning of period                    $16.95          $15.82          $13.22         $12.23          $10.76
    End of period                          $9.77           $16.95          $15.82         $13.22          $12.23
  Accumulation units outstanding
  at the end of period                     8,766           6,959           7,951           7,524            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(509)

  Accumulation unit value:
    Beginning of period                    $13.49          $11.94          $11.34         $10.83          $10.10
    End of period                          $8.21           $13.49          $11.94         $11.34          $10.83
  Accumulation units outstanding
  at the end of period                     22,454          12,809          15,793         10,652          5,949

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(509)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(509)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.67          $12.23         $11.55          $11.11
    End of period                          $8.74           $14.86          $13.67         $12.23          $11.55
  Accumulation units outstanding
  at the end of period                     2,434           2,443           3,662           3,691          3,228

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(509)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(555)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.30          $10.45          $9.72          $9.25
    End of period                          $8.34           $11.91          $11.30         $10.45          $9.72
  Accumulation units outstanding
  at the end of period                     34,355          24,182          23,462         21,574          13,668

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                    $27.29          $23.17          $20.95         $21.06          $18.13
    End of period                          $15.32          $27.29          $23.17         $20.95          $21.06
  Accumulation units outstanding
  at the end of period                     5,061            366             188             204             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(609)

  Accumulation unit value:
    Beginning of period                    $26.48          $24.72          $24.21         $23.69          $23.11
    End of period                          $15.28          $26.48          $24.72         $24.21          $23.69
  Accumulation units outstanding
  at the end of period                     2,795           4,242           1,173            791            837

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(609)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.58          $10.62           N/A             N/A            N/A
    End of period                          $6.47           $13.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,438          35,730           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.60          $10.78           N/A             N/A            N/A
    End of period                          $6.45           $10.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,342            102             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(502)

  Accumulation unit value:
    Beginning of period                    $17.18          $17.50          $15.95         $15.81          $15.73
    End of period                          $10.22          $17.18          $17.50         $15.95          $15.81
  Accumulation units outstanding
  at the end of period                     14,700          10,279          11,637         11,804          10,402

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(502)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(502)

  Accumulation unit value:
    Beginning of period                    $23.11          $21.12          $18.01         $18.00          $17.04
    End of period                          $13.92          $23.11          $21.12         $18.01          $18.00
  Accumulation units outstanding
  at the end of period                     14,840          6,542           8,507           2,080          1,140

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(502)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.13           N/A             N/A            N/A
    End of period                          $6.15           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,042          34,325           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.83           $9.93            N/A             N/A            N/A
    End of period                          $5.70           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,599            362             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.80          $10.00           N/A            N/A
    End of period                          $7.37           $10.74          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,921          8,063           3,595            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.79           $9.94            N/A             N/A            N/A
    End of period                          $5.94           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,471           3,167            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                    $11.43          $12.47          $10.86         $11.02           N/A
    End of period                          $7.46           $11.43          $12.47         $10.86           N/A
  Accumulation units outstanding
  at the end of period                     9,365           6,701           6,847           4,119           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(524)

  Accumulation unit value:
    Beginning of period                    $18.07          $17.30          $16.92         $16.89          $16.29
    End of period                          $16.72          $18.07          $17.30         $16.92          $16.89
  Accumulation units outstanding
  at the end of period                     28,696          16,908          8,957           9,895          2,346

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      245             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.66          $11.21         $10.71           N/A
    End of period                          $7.93           $12.71          $12.66         $11.21           N/A
  Accumulation units outstanding
  at the end of period                     10,007          4,228           5,268           2,192           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.38          $10.15          $9.97            N/A            N/A
    End of period                          $9.53           $10.38          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,002           1,373           7,505            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(605)

  Accumulation unit value:
    Beginning of period                    $15.92          $14.57          $11.31          $9.77          $8.45
    End of period                          $8.63           $15.92          $14.57         $11.31          $9.77
  Accumulation units outstanding
  at the end of period                     36,314          52,642          31,697         26,100          9,705

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(605)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(555)

  Accumulation unit value:
    Beginning of period                    $22.77          $21.61          $19.75         $19.06          $17.72
    End of period                          $12.35          $22.77          $21.61         $19.75          $19.06
  Accumulation units outstanding
  at the end of period                     4,311           3,136           3,254           4,257           587

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(524)

  Accumulation unit value:
    Beginning of period                    $14.79          $14.24          $14.13         $14.14          $14.11
    End of period                          $15.38          $14.79          $14.24         $14.13          $14.14
  Accumulation units outstanding
  at the end of period                     14,038          4,575           1,240           3,048           520

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $13.92          $10.82          $10.00           N/A            N/A
    End of period                          $6.79           $13.92          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,302          25,702          8,413            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(509)

  Accumulation unit value:
    Beginning of period                    $18.17          $19.12          $17.09         $16.09          $13.66
    End of period                          $10.83          $18.17          $19.12         $17.09          $16.09
  Accumulation units outstanding
  at the end of period                     20,363          21,515          24,940         14,824          9,891

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(509)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(560)

  Accumulation unit value:
    Beginning of period                    $14.47          $15.91          $13.95         $13.66          $12.52
    End of period                          $8.68           $14.47          $15.91         $13.95          $13.66
  Accumulation units outstanding
  at the end of period                     16,011          9,928           10,976         30,885          9,237

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1337)

  Accumulation unit value:
    Beginning of period                    $9.76           $10.38           N/A             N/A            N/A
    End of period                          $6.07           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,929           2,290            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(447)

  Accumulation unit value:
    Beginning of period                    $11.19          $11.80          $10.77         $11.36          $9.55
    End of period                          $7.08           $11.19          $11.80         $10.77          $11.36
  Accumulation units outstanding
  at the end of period                    165,235         193,090         213,864         221,818        108,364

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(447)

  Accumulation unit value:
    Beginning of period                    $8.59            N/A
    End of period                          $9.55            N/A
  Accumulation units outstanding
  at the end of period                     3,053            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(461)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.85          $10.73         $10.79          $10.66
    End of period                          $11.41          $11.27          $10.85         $10.73          $10.79
  Accumulation units outstanding
  at the end of period                    123,747         102,020         113,832         113,843         49,884

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(461)

  Accumulation unit value:
    Beginning of period                    $10.62           N/A
    End of period                          $10.66           N/A
  Accumulation units outstanding
  at the end of period                     1,410            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(978)

  Accumulation unit value:
    Beginning of period                    $5.76           $5.66           $4.26           $4.31           N/A
    End of period                          $3.39           $5.76           $5.66           $4.26           N/A
  Accumulation units outstanding
  at the end of period                     34,888          17,556          11,271          6,030           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(978)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(719)

  Accumulation unit value:
    Beginning of period                    $9.80           $10.89          $9.84          $10.33          $9.97
    End of period                          $6.57           $9.80           $10.89          $9.84          $10.33
  Accumulation units outstanding
  at the end of period                     4,901           4,486           8,128           4,471           286

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(447)

  Accumulation unit value:
    Beginning of period                    $10.46          $10.61          $8.39           $9.11          $9.07
    End of period                          $5.51           $10.46          $10.61          $8.39          $9.11
  Accumulation units outstanding
  at the end of period                    208,604         266,644         313,546         325,901        142,422

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(447)

  Accumulation unit value:
    Beginning of period                    $8.21            N/A
    End of period                          $9.07            N/A
  Accumulation units outstanding
  at the end of period                     3,244            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.29          $11.72          $10.02           N/A            N/A
    End of period                          $5.09           $10.29          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,594          27,034          36,802           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(649)

  Accumulation unit value:
    Beginning of period                    $9.24           $9.13           $8.00           $7.86          $7.16
    End of period                          $5.61           $9.24           $9.13           $8.00          $7.86
  Accumulation units outstanding
  at the end of period                     9,944           10,833          9,287           8,590          1,490

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(649)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(601)

  Accumulation unit value:
    Beginning of period                    $11.14          $13.81          $11.92         $11.50          $10.45
    End of period                          $5.37           $11.14          $13.81         $11.92          $11.50
  Accumulation units outstanding
  at the end of period                     15,227          4,440           11,169          7,011           961

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(447)

  Accumulation unit value:
    Beginning of period                    $17.84          $16.45          $12.02         $11.18          $8.94
    End of period                          $8.97           $17.84          $16.45         $12.02          $11.18
  Accumulation units outstanding
  at the end of period                    152,957         206,728         233,291         228,496        118,475

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(447)

  Accumulation unit value:
    Beginning of period                    $8.74            N/A
    End of period                          $8.94            N/A
  Accumulation units outstanding
  at the end of period                     3,061            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(628)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.14          $10.74         $10.22          $9.62
    End of period                          $8.77           $11.70          $11.14         $10.74          $10.22
  Accumulation units outstanding
  at the end of period                     12,166          9,552           7,624           9,540           348

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $19.29          $17.90          $14.60         $13.20          $11.32
    End of period                          $10.75          $19.29          $17.90         $14.60          $13.20
  Accumulation units outstanding
  at the end of period                     98,556          93,342         105,546         102,057         47,746

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $10.41           N/A
    End of period                          $11.32           N/A
  Accumulation units outstanding
  at the end of period                     1,483            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                    $13.50          $13.64          $11.76         $10.88          $9.87
    End of period                          $7.57           $13.50          $13.64         $11.76          $10.88
  Accumulation units outstanding
  at the end of period                    279,103         377,805         563,462         486,619         29,238

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.66          $10.15           N/A            N/A
    End of period                          $6.22           $11.82          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,773          28,950            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(696)

  Accumulation unit value:
    Beginning of period                    $12.41          $10.68          $10.44         $10.81          $10.29
    End of period                          $7.09           $12.41          $10.68         $10.44          $10.81
  Accumulation units outstanding
  at the end of period                     16,718          58,645          59,761         15,511          7,903

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1328)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.62           N/A             N/A            N/A
    End of period                          $6.07           $11.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,196           5,686            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1328)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(601)

  Accumulation unit value:
    Beginning of period                    $34.32          $25.99          $22.04         $16.50          $14.22
    End of period                          $20.82          $34.32          $25.99         $22.04          $16.50
  Accumulation units outstanding
  at the end of period                     17,459          15,792          15,583         14,175          1,437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(447)

  Accumulation unit value:
    Beginning of period                    $13.27          $12.94          $12.67          $9.45          $8.23
    End of period                          $6.52           $13.27          $12.94         $12.67          $9.45
  Accumulation units outstanding
  at the end of period                    173,524         228,210         240,576         272,404        132,769

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(447)

  Accumulation unit value:
    Beginning of period                    $7.65            N/A
    End of period                          $8.23            N/A
  Accumulation units outstanding
  at the end of period                     3,529            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1158)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.14          $9.94            N/A            N/A
    End of period                          $6.99           $10.64          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,631           10,108          8,573            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1158)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $15.33          $14.61          $13.65         $12.48          $11.05
    End of period                          $9.34           $15.33          $14.61         $13.65          $12.48
  Accumulation units outstanding
  at the end of period                    111,001          99,355         116,288         116,151         58,528

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $10.65           N/A
    End of period                          $11.05           N/A
  Accumulation units outstanding
  at the end of period                     1,487            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(447)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.68          $10.40         $10.20          $9.50
    End of period                          $7.28           $11.96          $11.68         $10.40          $10.20
  Accumulation units outstanding
  at the end of period                    169,996         149,986         170,747         168,532         81,106

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(447)

  Accumulation unit value:
    Beginning of period                    $9.01            N/A
    End of period                          $9.50            N/A
  Accumulation units outstanding
  at the end of period                     1,851            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $8.67            N/A             N/A             N/A            N/A
    End of period                          $5.98            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,575            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(447)

  Accumulation unit value:
    Beginning of period                    $17.36          $19.86          $18.58         $17.48          $15.90
    End of period                          $10.16          $17.36          $19.86         $18.58          $17.48
  Accumulation units outstanding
  at the end of period                    100,349         112,069         115,440         119,665         61,052

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(447)

  Accumulation unit value:
    Beginning of period                    $15.70           N/A
    End of period                          $15.90           N/A
  Accumulation units outstanding
  at the end of period                     1,661            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(447)

  Accumulation unit value:
    Beginning of period                    $14.27          $14.93          $13.02         $12.79          $11.16
    End of period                          $9.06           $14.27          $14.93         $13.02          $12.79
  Accumulation units outstanding
  at the end of period                    102,937          94,677         105,030         111,288         65,716

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(447)

  Accumulation unit value:
    Beginning of period                    $10.83           N/A
    End of period                          $11.16           N/A
  Accumulation units outstanding
  at the end of period                     1,429            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(655)

  Accumulation unit value:
    Beginning of period                    $6.52           $5.83           $5.46           $5.46          $4.60
    End of period                          $3.60           $6.52           $5.83           $5.46          $5.46
  Accumulation units outstanding
  at the end of period                     6,522           8,362           18,890          7,600            11

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(655)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                    $17.35          $14.88          $15.45         $11.40          $10.16
    End of period                          $8.90           $17.35          $14.88         $15.45          $11.40
  Accumulation units outstanding
  at the end of period                     95,083          90,601         113,827         79,039          9,886

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.97          $11.85         $11.05          $10.36
    End of period                          $7.83           $14.02          $12.97         $11.85          $11.05
  Accumulation units outstanding
  at the end of period                     37,822          43,635          55,287         77,132          9,060

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(555)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.85          $12.13         $10.92          $10.09
    End of period                          $8.30           $14.37          $13.85         $12.13          $10.92
  Accumulation units outstanding
  at the end of period                     26,358          23,526          28,712         22,551          13,476

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1779)

  Accumulation unit value:
    Beginning of period                    $8.86            N/A             N/A             N/A            N/A
    End of period                          $4.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      979             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1779)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1779)

  Accumulation unit value:
    Beginning of period                    $7.77            N/A             N/A             N/A            N/A
    End of period                          $4.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,792            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1779)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.84          $9.99            N/A             N/A            N/A
    End of period                          $10.18          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    110,099          10,663           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(524)

  Accumulation unit value:
    Beginning of period                    $13.90          $13.15          $13.02         $13.04          $12.92
    End of period                          $13.62          $13.90          $13.15         $13.02          $13.04
  Accumulation units outstanding
  at the end of period                    178,036          91,163          72,116         53,169          21,350

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(979)

  Accumulation unit value:
    Beginning of period                    $19.55          $21.60          $19.45         $19.79           N/A
    End of period                          $11.36          $19.55          $21.60         $19.45           N/A
  Accumulation units outstanding
  at the end of period                      855              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(979)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.62          $13.08          $12.12         $12.21          $11.90
    End of period                          $8.53           $12.62          $13.08         $12.12          $12.21
  Accumulation units outstanding
  at the end of period                     25,511          21,885          20,064         16,674          8,066

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,482            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(601)

  Accumulation unit value:
    Beginning of period                    $18.72          $20.33          $18.42         $17.99          $16.95
    End of period                          $9.65           $18.72          $20.33         $18.42          $17.99
  Accumulation units outstanding
  at the end of period                      503             883             983            1,653           523

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1902)

  Accumulation unit value:
    Beginning of period                    $9.21            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      639             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1455)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.32           N/A             N/A            N/A
    End of period                          $6.62           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,809          8,725            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.16            N/A             N/A             N/A            N/A
    End of period                          $6.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,478            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $9.38            N/A             N/A             N/A            N/A
    End of period                          $6.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      174             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.43          $9.93            N/A             N/A            N/A
    End of period                          $6.64           $10.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,149            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.05            N/A             N/A             N/A            N/A
    End of period                          $7.06            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,422            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,088            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(547)

  Accumulation unit value:
    Beginning of period                    $15.08          $14.15          $12.54         $11.85          $10.98
    End of period                          $8.96           $15.08          $14.15         $12.54          $11.85
  Accumulation units outstanding
  at the end of period                     92,809         102,658         140,099         182,918        180,836

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(547)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(702)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.97          $10.42         $10.29          $10.11
    End of period                          $9.58           $11.38          $10.97         $10.42          $10.29
  Accumulation units outstanding
  at the end of period                     77,685         136,614          92,501         80,604          43,146

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(535)

  Accumulation unit value:
    Beginning of period                    $14.96          $14.10          $12.65         $12.06          $11.21
    End of period                          $9.44           $14.96          $14.10         $12.65          $12.06
  Accumulation units outstanding
  at the end of period                    159,049         169,992         201,354         162,225         83,705

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(535)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(754)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.57          $10.74         $10.29           N/A
    End of period                          $9.36           $12.17          $11.57         $10.74           N/A
  Accumulation units outstanding
  at the end of period                     69,156          62,467          44,009         34,679           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(754)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(404)

  Accumulation unit value:
    Beginning of period                    $14.21          $13.40          $12.23         $11.78          $11.01
    End of period                          $10.06          $14.21          $13.40         $12.23          $11.78
  Accumulation units outstanding
  at the end of period                    209,280         164,320         129,873         132,856         34,251

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(404)

  Accumulation unit value:
    Beginning of period                    $10.41           N/A
    End of period                          $11.01           N/A
  Accumulation units outstanding
  at the end of period                      999             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1143)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.75          $10.04           N/A            N/A
    End of period                          $7.82           $11.46          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1096)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.95          $9.79            N/A            N/A
    End of period                          $7.39           $11.76          $10.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.50          $10.01           N/A            N/A
    End of period                          $8.75           $10.95          $10.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,875           8,297             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.70            N/A             N/A             N/A            N/A
    End of period                          $6.32            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,493            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(555)

  Accumulation unit value:
    Beginning of period                    $25.00          $23.83          $21.48         $20.89          $19.78
    End of period                          $19.35          $25.00          $23.83         $21.48          $20.89
  Accumulation units outstanding
  at the end of period                     24,563          13,012          8,916           7,069          3,889

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(626)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.36          $11.13         $11.10          $11.16
    End of period                          $11.58          $11.61          $11.36         $11.13          $11.10
  Accumulation units outstanding
  at the end of period                    102,483          47,789          11,520          5,853          4,754

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(601)

  Accumulation unit value:
    Beginning of period                    $21.09          $20.04          $16.97         $16.07          $14.78
    End of period                          $13.72          $21.09          $20.04         $16.97          $16.07
  Accumulation units outstanding
  at the end of period                     18,977          19,471          17,725         13,058          6,743

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(555)

  Accumulation unit value:
    Beginning of period                    $28.91          $26.90          $24.23         $23.40          $22.57
    End of period                          $16.13          $28.91          $26.90         $24.23          $23.40
  Accumulation units outstanding
  at the end of period                     25,123          24,457          13,059         10,192          5,121

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(555)

  Accumulation unit value:
    Beginning of period                    $40.35          $35.27          $33.83         $30.37          $27.81
    End of period                          $23.38          $40.35          $35.27         $33.83          $30.37
  Accumulation units outstanding
  at the end of period                     17,765          10,962          9,651          14,633          4,243

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(555)

  Accumulation unit value:
    Beginning of period                    $15.07          $15.31          $13.07         $12.61          $11.53
    End of period                          $8.76           $15.07          $15.31         $13.07          $12.61
  Accumulation units outstanding
  at the end of period                     36,494          27,600          25,419         24,909          10,857

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.42%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(933)

  Accumulation unit value:
    Beginning of period                    $12.71          $15.33          $11.51         $10.61           N/A
    End of period                          $7.98           $12.71          $15.33         $11.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(933)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(823)

  Accumulation unit value:
    Beginning of period                    $26.44          $24.69          $24.18         $21.78           N/A
    End of period                          $15.26          $26.44          $24.69         $24.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(823)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(800)

  Accumulation unit value:
    Beginning of period                    $17.16          $17.48          $15.94         $15.12           N/A
    End of period                          $10.21          $17.16          $17.48         $15.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $8.84            N/A             N/A             N/A            N/A
    End of period                          $5.70            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,016            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(800)

  Accumulation unit value:
    Beginning of period                    $18.05          $17.28          $16.91         $16.66           N/A
    End of period                          $16.71          $18.05          $17.28         $16.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.38          $10.15          $9.99            N/A            N/A
    End of period                          $9.53           $10.38          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(823)

  Accumulation unit value:
    Beginning of period                    $15.90          $14.55          $11.30          $9.59           N/A
    End of period                          $8.62           $15.90          $14.55         $11.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(823)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(800)

  Accumulation unit value:
    Beginning of period                    $18.16          $19.10          $17.08         $15.75           N/A
    End of period                          $10.82          $18.16          $19.10         $17.08           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(823)

  Accumulation unit value:
    Beginning of period                    $14.46          $15.90          $13.94         $12.79           N/A
    End of period                          $8.67           $14.46          $15.90         $13.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(823)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(800)

  Accumulation unit value:
    Beginning of period                    $11.18          $11.78          $10.76         $11.17           N/A
    End of period                          $7.07           $11.18          $11.78         $10.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(700)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.85          $10.72         $10.78          $10.76
    End of period                          $11.40          $11.27          $10.85         $10.72          $10.78
  Accumulation units outstanding
  at the end of period                     2,112            966             908            1,529           651

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(800)

  Accumulation unit value:
    Beginning of period                    $10.45          $10.60          $8.38           $8.52           N/A
    End of period                          $5.51           $10.45          $10.60          $8.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                    $10.29          $11.72          $10.78           N/A            N/A
    End of period                          $5.09           $10.29          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               62             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(800)

  Accumulation unit value:
    Beginning of period                    $17.82          $16.43          $12.01         $10.65           N/A
    End of period                          $8.95           $17.82          $16.43         $12.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(692)

  Accumulation unit value:
    Beginning of period                    $19.27          $17.89          $14.59         $13.19          $11.90
    End of period                          $10.74          $19.27          $17.89         $14.59          $13.19
  Accumulation units outstanding
  at the end of period                      302            1,205           1,272           1,099           893

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(855)

  Accumulation unit value:
    Beginning of period                    $13.50          $13.63          $11.75         $11.14           N/A
    End of period                          $7.57           $13.50          $13.63         $11.75           N/A
  Accumulation units outstanding
  at the end of period                     11,951          7,089             53              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1183)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.66          $10.44           N/A            N/A
    End of period                          $6.22           $11.82          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,320           6,073             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1183)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(800)

  Accumulation unit value:
    Beginning of period                    $34.28          $25.96          $22.02         $19.61           N/A
    End of period                          $20.79          $34.28          $25.96         $22.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(820)

  Accumulation unit value:
    Beginning of period                    $13.25          $12.93          $12.65          $9.81           N/A
    End of period                          $6.52           $13.25          $12.93         $12.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(846)

  Accumulation unit value:
    Beginning of period                    $15.32          $14.61          $13.64         $12.68           N/A
    End of period                          $9.33           $15.32          $14.61         $13.64           N/A
  Accumulation units outstanding
  at the end of period                      328             670             711             467            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(692)

  Accumulation unit value:
    Beginning of period                    $11.95          $11.67          $10.39         $10.20          $9.50
    End of period                          $7.27           $11.95          $11.67         $10.39          $10.20
  Accumulation units outstanding
  at the end of period                      436            2,140           2,190           1,878          2,417

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(820)

  Accumulation unit value:
    Beginning of period                    $17.34          $19.84          $18.57         $15.66           N/A
    End of period                          $10.15          $17.34          $19.84         $18.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(692)

  Accumulation unit value:
    Beginning of period                    $14.26          $14.92          $13.01         $12.79          $11.57
    End of period                          $9.06           $14.26          $14.92         $13.01          $12.79
  Accumulation units outstanding
  at the end of period                      335            1,051           1,069            828            463

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(1066)

  Accumulation unit value:
    Beginning of period                    $6.48           $5.79           $5.64            N/A            N/A
    End of period                          $3.58           $6.48           $5.79            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(800)

  Accumulation unit value:
    Beginning of period                    $17.34          $14.87          $15.45         $12.38           N/A
    End of period                          $8.90           $17.34          $14.87         $15.45           N/A
  Accumulation units outstanding
  at the end of period                     1,313             -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(800)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.97          $11.84         $10.91           N/A
    End of period                          $7.83           $14.02          $12.97         $11.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(800)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.84          $12.12         $10.42           N/A
    End of period                          $8.29           $14.36          $13.84         $12.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(732)

  Accumulation unit value:
    Beginning of period                    $15.06          $14.14          $12.53         $11.84          $11.78
    End of period                          $8.95           $15.06          $14.14         $12.53          $11.84
  Accumulation units outstanding
  at the end of period                      271             238             244             253            262

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(792)

  Accumulation unit value:
    Beginning of period                    $14.94          $14.08          $12.64         $11.67           N/A
    End of period                          $9.43           $14.94          $14.08         $12.64           N/A
  Accumulation units outstanding
  at the end of period                       -             6,344           6,344           6,344           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(792)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(713)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.57          $10.74         $10.48          $10.30
    End of period                          $9.35           $12.17          $11.57         $10.74          $10.48
  Accumulation units outstanding
  at the end of period                     28,169          1,446           1,450           1,453           680

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(692)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.39          $12.22         $11.77          $11.06
    End of period                          $10.04          $14.19          $13.39         $12.22          $11.77
  Accumulation units outstanding
  at the end of period                     1,164           1,899           1,977           2,051          1,031

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(917)

  Accumulation unit value:
    Beginning of period                    $11.60          $11.34          $11.12         $11.08           N/A
    End of period                          $11.57          $11.60          $11.34         $11.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(917)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(800)

  Accumulation unit value:
    Beginning of period                    $21.08          $20.02          $16.96         $15.92           N/A
    End of period                          $13.71          $21.08          $20.02         $16.96           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(800)

  Accumulation unit value:
    Beginning of period                    $28.87          $26.86          $24.20         $21.98           N/A
    End of period                          $16.11          $28.87          $26.86         $24.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(823)

  Accumulation unit value:
    Beginning of period                    $40.30          $35.23          $33.79         $28.78           N/A
    End of period                          $23.35          $40.30          $35.23         $33.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(823)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(823)

  Accumulation unit value:
    Beginning of period                    $15.06          $15.30          $13.06         $12.31           N/A
    End of period                          $8.75           $15.06          $15.30         $13.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(823)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.435%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                    $11.85           N/A             N/A             N/A            N/A
    End of period                          $7.97            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,642            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(1416)

  Accumulation unit value:
    Beginning of period                    $13.47          $13.58           N/A             N/A            N/A
    End of period                          $8.19           $13.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,485           1,425            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(1416)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(1321)

  Accumulation unit value:
    Beginning of period                    $14.83          $15.21           N/A             N/A            N/A
    End of period                          $8.73           $14.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      394             180             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(1416)

  Accumulation unit value:
    Beginning of period                    $11.89          $12.54           N/A             N/A            N/A
    End of period                          $8.32           $11.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,031            972             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(1416)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $6.35            N/A             N/A             N/A            N/A
    End of period                          $4.43            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,010           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division(1366)

  Accumulation unit value:
    Beginning of period                    $13.58          $12.27           N/A             N/A            N/A
    End of period                          $6.46           $13.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      923             428             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $21.10           N/A             N/A             N/A            N/A
    End of period                          $13.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,598            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1324)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.51           N/A             N/A            N/A
    End of period                          $6.14           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,212          8,141            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1324)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division(1416)

  Accumulation unit value:
    Beginning of period                    $9.79           $10.28           N/A             N/A            N/A
    End of period                          $5.93           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,420            394             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division(1416)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $11.65           N/A             N/A             N/A            N/A
    End of period                          $7.45            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      456             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1286)

  Accumulation unit value:
    Beginning of period                    $18.02          $17.38           N/A             N/A            N/A
    End of period                          $16.67          $18.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,447            409             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1286)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.01           N/A             N/A             N/A            N/A
    End of period                          $7.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      579             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1321)

  Accumulation unit value:
    Beginning of period                    $15.88          $15.94           N/A             N/A            N/A
    End of period                          $8.60           $15.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,036           245             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.51           N/A             N/A             N/A            N/A
    End of period                          $6.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,267            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                    $16.86           N/A             N/A             N/A            N/A
    End of period                          $10.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      979             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                    $10.64           N/A             N/A             N/A            N/A
    End of period                          $7.06            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      613             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(1276)

  Accumulation unit value:
    Beginning of period                    $11.25          $10.96           N/A             N/A            N/A
    End of period                          $11.38          $11.25           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      127              75             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(1276)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1286)

  Accumulation unit value:
    Beginning of period                    $10.29          $11.79           N/A             N/A            N/A
    End of period                          $5.08           $10.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,672          18,197           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1286)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $6.83            N/A             N/A             N/A            N/A
    End of period                          $5.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,150            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $10.86           N/A             N/A             N/A            N/A
    End of period                          $5.35            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,481            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1366)

  Accumulation unit value:
    Beginning of period                    $17.80          $17.80           N/A             N/A            N/A
    End of period                          $8.94           $17.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,925            590             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(1276)

  Accumulation unit value:
    Beginning of period                    $19.25          $18.18           N/A             N/A            N/A
    End of period                          $10.73          $19.25           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       91              43             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(1276)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1276)

  Accumulation unit value:
    Beginning of period                    $13.49          $13.41           N/A             N/A            N/A
    End of period                          $7.57           $13.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    102,397          45,769           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1276)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1275)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.28           N/A             N/A            N/A
    End of period                          $6.22           $11.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,541          16,170           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1275)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1366)

  Accumulation unit value:
    Beginning of period                    $12.40          $11.35           N/A             N/A            N/A
    End of period                          $7.08           $12.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,565           2,007            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $6.06            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      884             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1276)

  Accumulation unit value:
    Beginning of period                    $34.24          $25.64           N/A             N/A            N/A
    End of period                          $20.76          $34.24           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,718           1,022            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1276)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(1366)

  Accumulation unit value:
    Beginning of period                    $13.23          $12.98           N/A             N/A            N/A
    End of period                          $6.51           $13.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      381             607             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1276)

  Accumulation unit value:
    Beginning of period                    $15.30          $15.18           N/A             N/A            N/A
    End of period                          $9.32           $15.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      821              52             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1276)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index
Division(1276)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.57           N/A             N/A            N/A
    End of period                          $7.27           $11.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,470             67             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index
Division(1276)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1321)

  Accumulation unit value:
    Beginning of period                    $17.32          $19.77           N/A             N/A            N/A
    End of period                          $10.13          $17.32           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              417             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(1276)

  Accumulation unit value:
    Beginning of period                    $14.24          $14.96           N/A             N/A            N/A
    End of period                          $9.04           $14.24           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      111              55             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(1276)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.00            N/A             N/A             N/A            N/A
    End of period                          $3.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,851            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1321)

  Accumulation unit value:
    Beginning of period                    $17.34          $14.85           N/A             N/A            N/A
    End of period                          $8.89           $17.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,703          10,965           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1324)

  Accumulation unit value:
    Beginning of period                    $14.01          $13.54           N/A             N/A            N/A
    End of period                          $7.82           $14.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,919          29,626           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1324)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1416)

  Accumulation unit value:
    Beginning of period                    $14.35          $15.48           N/A             N/A            N/A
    End of period                          $8.28           $14.35           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      866             400             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1416)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1807)

  Accumulation unit value:
    Beginning of period                    $7.90            N/A             N/A             N/A            N/A
    End of period                          $4.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      686             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1807)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.05           N/A             N/A             N/A            N/A
    End of period                          $10.18           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,353            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $13.97           N/A             N/A             N/A            N/A
    End of period                          $13.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,174           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                    $12.31           N/A             N/A             N/A            N/A
    End of period                          $8.51            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,932            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.47            N/A             N/A             N/A            N/A
    End of period                          $6.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,904            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.61            N/A             N/A             N/A            N/A
    End of period                          $7.49            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,805           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(1445)

  Accumulation unit value:
    Beginning of period                    $15.04          $14.59           N/A             N/A            N/A
    End of period                          $8.93           $15.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,695           6,793            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(1445)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.03           N/A             N/A             N/A            N/A
    End of period                          $9.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,206           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(1424)

  Accumulation unit value:
    Beginning of period                    $14.92          $15.16           N/A             N/A            N/A
    End of period                          $9.41           $14.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,765          13,637           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(1424)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1279)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.79           N/A             N/A            N/A
    End of period                          $9.35           $12.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,277           495             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1279)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(1445)

  Accumulation unit value:
    Beginning of period                    $14.17          $13.88           N/A             N/A            N/A
    End of period                          $10.03          $14.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,920           6,147            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(1445)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $24.79           N/A             N/A             N/A            N/A
    End of period                          $19.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      549             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.58           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,649           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                    $20.74           N/A             N/A             N/A            N/A
    End of period                          $13.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,509            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $28.50           N/A             N/A             N/A            N/A
    End of period                          $16.07           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,906            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $39.65           N/A             N/A             N/A            N/A
    End of period                          $23.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,460            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $14.83           N/A             N/A             N/A            N/A
    End of period                          $8.74            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,206            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.445%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(959)

  Accumulation unit value:
    Beginning of period                    $12.71          $15.32          $11.51         $11.42           N/A
    End of period                          $7.97           $12.71          $15.32         $11.51           N/A
  Accumulation units outstanding
  at the end of period                       -             1,179           1,470             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(959)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(820)

  Accumulation unit value:
    Beginning of period                    $16.87          $15.75          $13.17         $11.67           N/A
    End of period                          $9.73           $16.87          $15.75         $13.17           N/A
  Accumulation units outstanding
  at the end of period                       78              -               -              121            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(303)

  Accumulation unit value:
    Beginning of period                    $13.46          $11.92          $11.32         $10.82          $10.08
    End of period                          $8.19           $13.46          $11.92         $11.32          $10.82
  Accumulation units outstanding
  at the end of period                      165              -             5,127           7,039          6,874

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(303)

  Accumulation unit value:
    Beginning of period                    $8.15            N/A
    End of period                          $10.08           N/A
  Accumulation units outstanding
  at the end of period                     1,971            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(322)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.64          $12.21         $11.54          $11.07
    End of period                          $8.72           $14.83          $13.64         $12.21          $11.54
  Accumulation units outstanding
  at the end of period                       -               -               -             1,303           720

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(322)

  Accumulation unit value:
    Beginning of period                    $8.65            N/A
    End of period                          $11.07           N/A
  Accumulation units outstanding
  at the end of period                      663             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(303)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.28          $10.43          $9.71          $9.09
    End of period                          $8.31           $11.88          $11.28         $10.43          $9.71
  Accumulation units outstanding
  at the end of period                       -              332             572            1,363          1,653

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(303)

  Accumulation unit value:
    Beginning of period                    $8.19            N/A
    End of period                          $9.09            N/A
  Accumulation units outstanding
  at the end of period                     1,622            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(959)

  Accumulation unit value:
    Beginning of period                    $27.17          $23.08          $20.87         $20.53           N/A
    End of period                          $15.25          $27.17          $23.08         $20.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(959)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(490)

  Accumulation unit value:
    Beginning of period                    $26.36          $24.62          $24.12         $23.61          $22.00
    End of period                          $15.21          $26.36          $24.62         $24.12          $23.61
  Accumulation units outstanding
  at the end of period                     1,545           1,545           1,545           1,643          1,969

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.58          $11.18           N/A             N/A            N/A
    End of period                          $6.46           $13.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,128            804             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(303)

  Accumulation unit value:
    Beginning of period                    $17.11          $17.43          $15.90         $15.76          $15.19
    End of period                          $10.18          $17.11          $17.43         $15.90          $15.76
  Accumulation units outstanding
  at the end of period                       -             1,586           1,816           2,911          3,355

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(303)

  Accumulation unit value:
    Beginning of period                    $12.41           N/A
    End of period                          $15.19           N/A
  Accumulation units outstanding
  at the end of period                     2,037            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(710)

  Accumulation unit value:
    Beginning of period                    $23.01          $21.04          $17.96         $17.95          $16.90
    End of period                          $13.86          $23.01          $21.04         $17.96          $17.95
  Accumulation units outstanding
  at the end of period                     3,452           3,579           3,376           3,611          2,437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.08           N/A             N/A            N/A
    End of period                          $6.14           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      928             997             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.73          $10.80           N/A             N/A            N/A
    End of period                          $7.36           $10.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,754            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.79           $10.33           N/A             N/A            N/A
    End of period                          $5.93           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,015            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(912)

  Accumulation unit value:
    Beginning of period                    $11.42          $12.47          $10.85         $10.78           N/A
    End of period                          $7.45           $11.42          $12.47         $10.85           N/A
  Accumulation units outstanding
  at the end of period                      486             486             927             928            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(912)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(303)

  Accumulation unit value:
    Beginning of period                    $17.99          $17.23          $16.87         $16.84          $16.15
    End of period                          $16.65          $17.99          $17.23         $16.87          $16.84
  Accumulation units outstanding
  at the end of period                     2,575           4,331           4,483           5,846          3,397

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(303)

  Accumulation unit value:
    Beginning of period                    $15.16           N/A
    End of period                          $16.15           N/A
  Accumulation units outstanding
  at the end of period                     2,001            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                    $12.69          $12.66          $11.21         $11.05           N/A
    End of period                          $7.92           $12.69          $12.66         $11.21           N/A
  Accumulation units outstanding
  at the end of period                       -              391              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(710)

  Accumulation unit value:
    Beginning of period                    $15.86          $14.52          $11.27          $9.74          $9.15
    End of period                          $8.59           $15.86          $14.52         $11.27          $9.74
  Accumulation units outstanding
  at the end of period                      936            2,324            407             281             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(702)

  Accumulation unit value:
    Beginning of period                    $22.67          $21.52          $19.68         $19.00          $17.72
    End of period                          $12.29          $22.67          $21.52         $19.68          $19.00
  Accumulation units outstanding
  at the end of period                     2,583           2,583           2,583           2,583          2,583

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(303)

  Accumulation unit value:
    Beginning of period                    $14.72          $14.18          $14.08         $14.09          $13.90
    End of period                          $15.30          $14.72          $14.18         $14.08          $14.09
  Accumulation units outstanding
  at the end of period                     3,211           5,015           4,493           5,083          1,724

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(303)

  Accumulation unit value:
    Beginning of period                    $14.03           N/A
    End of period                          $13.90           N/A
  Accumulation units outstanding
  at the end of period                      721             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.91          $10.92           N/A             N/A            N/A
    End of period                          $6.78           $13.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      848             842             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(303)

  Accumulation unit value:
    Beginning of period                    $18.11          $19.06          $17.05         $16.05          $13.19
    End of period                          $10.79          $18.11          $19.06         $17.05          $16.05
  Accumulation units outstanding
  at the end of period                     2,769           2,950           2,900           3,884          4,296

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(303)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A
    End of period                          $13.19           N/A
  Accumulation units outstanding
  at the end of period                     3,843            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(322)

  Accumulation unit value:
    Beginning of period                    $14.42          $15.86          $13.92         $13.63          $12.10
    End of period                          $8.65           $14.42          $15.86         $13.92          $13.63
  Accumulation units outstanding
  at the end of period                     2,841           2,941           3,034           4,176          2,020

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(322)

  Accumulation unit value:
    Beginning of period                    $9.27            N/A
    End of period                          $12.10           N/A
  Accumulation units outstanding
  at the end of period                      945             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(283)

  Accumulation unit value:
    Beginning of period                    $11.16          $11.77          $10.74         $11.34          $9.53
    End of period                          $7.05           $11.16          $11.77         $10.74          $11.34
  Accumulation units outstanding
  at the end of period                     7,571           16,156          17,113         16,359          20,488

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(283)

  Accumulation unit value:
    Beginning of period                    $6.61            N/A
    End of period                          $9.53            N/A
  Accumulation units outstanding
  at the end of period                     11,741           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(311)

  Accumulation unit value:
    Beginning of period                    $11.25          $10.83          $10.71         $10.78          $10.65
    End of period                          $11.38          $11.25          $10.83         $10.71          $10.78
  Accumulation units outstanding
  at the end of period                     7,456           16,099          15,354         13,942          8,591

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(311)

  Accumulation unit value:
    Beginning of period                    $10.63           N/A
    End of period                          $10.65           N/A
  Accumulation units outstanding
  at the end of period                      415             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(959)

  Accumulation unit value:
    Beginning of period                    $5.74           $5.64           $4.25           $4.34           N/A
    End of period                          $3.38           $5.74           $5.64           $4.25           N/A
  Accumulation units outstanding
  at the end of period                       -              805              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(959)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(283)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.58          $8.37           $9.09          $9.06
    End of period                          $5.49           $10.43          $10.58          $8.37          $9.09
  Accumulation units outstanding
  at the end of period                     11,697          23,192          26,870         25,978          33,831

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(283)

  Accumulation unit value:
    Beginning of period                    $6.34            N/A
    End of period                          $9.06            N/A
  Accumulation units outstanding
  at the end of period                     23,335           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1162)

  Accumulation unit value:
    Beginning of period                    $10.29          $11.72          $10.93           N/A            N/A
    End of period                          $5.08           $10.29          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1162)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(956)

  Accumulation unit value:
    Beginning of period                    $11.10          $13.77          $11.88         $11.81           N/A
    End of period                          $5.35           $11.10          $13.77         $11.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(956)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(283)

  Accumulation unit value:
    Beginning of period                    $17.79          $16.41          $12.00         $11.16          $8.92
    End of period                          $8.94           $17.79          $16.41         $12.00          $11.16
  Accumulation units outstanding
  at the end of period                     6,971           17,347          21,006         21,592          26,303

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(283)

  Accumulation unit value:
    Beginning of period                    $5.85            N/A
    End of period                          $8.92            N/A
  Accumulation units outstanding
  at the end of period                     15,310           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(825)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.11          $10.71         $10.57           N/A
    End of period                          $8.74           $11.66          $11.11         $10.71           N/A
  Accumulation units outstanding
  at the end of period                      809             734            1,008           1,060           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(825)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(311)

  Accumulation unit value:
    Beginning of period                    $19.25          $17.87          $14.58         $13.19          $11.31
    End of period                          $10.72          $19.25          $17.87         $14.58          $13.19
  Accumulation units outstanding
  at the end of period                     2,973           9,100           8,798           8,291          7,200

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(311)

  Accumulation unit value:
    Beginning of period                    $8.26            N/A
    End of period                          $11.31           N/A
  Accumulation units outstanding
  at the end of period                     9,236            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(744)

  Accumulation unit value:
    Beginning of period                    $13.49          $13.63          $11.75         $10.50           N/A
    End of period                          $7.56           $13.49          $13.63         $11.75           N/A
  Accumulation units outstanding
  at the end of period                     60,711          82,820          86,040         49,958           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(744)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.81          $11.60           N/A             N/A            N/A
    End of period                          $6.22           $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      275             285             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(740)

  Accumulation unit value:
    Beginning of period                    $34.21          $25.91          $21.98         $15.72           N/A
    End of period                          $20.74          $34.21          $25.91         $21.98           N/A
  Accumulation units outstanding
  at the end of period                       -              863             833             932            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(283)

  Accumulation unit value:
    Beginning of period                    $13.23          $12.91          $12.64          $9.43          $8.22
    End of period                          $6.50           $13.23          $12.91         $12.64          $9.43
  Accumulation units outstanding
  at the end of period                     10,333          21,802          27,004         27,344          31,712

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(283)

  Accumulation unit value:
    Beginning of period                    $6.63            N/A
    End of period                          $8.22            N/A
  Accumulation units outstanding
  at the end of period                     22,272           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(311)

  Accumulation unit value:
    Beginning of period                    $15.30          $14.59          $13.63         $12.47          $11.04
    End of period                          $9.32           $15.30          $14.59         $13.63          $12.47
  Accumulation units outstanding
  at the end of period                     3,202           9,725           9,172           8,214          7,401

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(311)

  Accumulation unit value:
    Beginning of period                    $8.22            N/A
    End of period                          $11.04           N/A
  Accumulation units outstanding
  at the end of period                     14,839           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(311)

  Accumulation unit value:
    Beginning of period                    $11.93          $11.66          $10.38         $10.19          $9.49
    End of period                          $7.26           $11.93          $11.66         $10.38          $10.19
  Accumulation units outstanding
  at the end of period                     9,755           20,459          18,897         19,083          15,677

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(311)

  Accumulation unit value:
    Beginning of period                    $7.69            N/A
    End of period                          $9.49            N/A
  Accumulation units outstanding
  at the end of period                     20,085           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(308)

  Accumulation unit value:
    Beginning of period                    $17.31          $19.81          $18.54         $17.44          $15.88
    End of period                          $10.13          $17.31          $19.81         $18.54          $17.44
  Accumulation units outstanding
  at the end of period                     2,133           7,368           9,077           8,789          10,773

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(308)

  Accumulation unit value:
    Beginning of period                    $11.19           N/A
    End of period                          $15.88           N/A
  Accumulation units outstanding
  at the end of period                     5,100            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(311)

  Accumulation unit value:
    Beginning of period                    $14.24          $14.91          $13.00         $12.78          $11.15
    End of period                          $9.04           $14.24          $14.91         $13.00          $12.78
  Accumulation units outstanding
  at the end of period                     3,256           9,674           9,260           8,213          7,273

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(311)

  Accumulation unit value:
    Beginning of period                    $7.80            N/A
    End of period                          $11.15           N/A
  Accumulation units outstanding
  at the end of period                     6,541            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(836)

  Accumulation unit value:
    Beginning of period                    $6.46           $5.78           $5.42           $5.18           N/A
    End of period                          $3.57           $6.46           $5.78           $5.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(836)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(791)

  Accumulation unit value:
    Beginning of period                    $17.33          $14.86          $15.45         $12.38           N/A
    End of period                          $8.89           $17.33          $14.86         $15.45           N/A
  Accumulation units outstanding
  at the end of period                     1,459           4,070           9,584           9,067           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.96          $11.84         $11.35           N/A
    End of period                          $7.82           $14.01          $12.96         $11.84           N/A
  Accumulation units outstanding
  at the end of period                     2,973           4,012           4,184           7,478           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $14.34          $13.82          $12.11         $10.91          $9.48
    End of period                          $8.28           $14.34          $13.82         $12.11          $10.91
  Accumulation units outstanding
  at the end of period                     5,542           10,983          12,022         11,088          12,878

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $6.60            N/A
    End of period                          $9.48            N/A
  Accumulation units outstanding
  at the end of period                     5,000            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.97           N/A             N/A             N/A            N/A
    End of period                          $10.18           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,342            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(294)

  Accumulation unit value:
    Beginning of period                    $13.85          $13.11          $12.98         $13.00          $12.76
    End of period                          $13.57          $13.85          $13.11         $12.98          $13.00
  Accumulation units outstanding
  at the end of period                     2,676           10,674          10,787         12,700          13,111

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(294)

  Accumulation unit value:
    Beginning of period                    $12.58           N/A
    End of period                          $12.76           N/A
  Accumulation units outstanding
  at the end of period                     7,427            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(283)

  Accumulation unit value:
    Beginning of period                    $19.47          $21.51          $19.38         $18.26          $16.55
    End of period                          $11.30          $19.47          $21.51         $19.38          $18.26
  Accumulation units outstanding
  at the end of period                       -               -               -               -             471

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(283)

  Accumulation unit value:
    Beginning of period                    $12.45           N/A
    End of period                          $16.55           N/A
  Accumulation units outstanding
  at the end of period                      410             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.58          $13.04          $12.09         $12.18          $11.87
    End of period                          $8.50           $12.58          $13.04         $12.09          $12.18
  Accumulation units outstanding
  at the end of period                     3,641           5,312           5,743           7,131          3,550

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(303)

  Accumulation unit value:
    Beginning of period                    $18.64          $20.24          $18.35         $17.93          $16.74
    End of period                          $9.60           $18.64          $20.24         $18.35          $17.93
  Accumulation units outstanding
  at the end of period                       -               -              178             521            631

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(303)

  Accumulation unit value:
    Beginning of period                    $13.36           N/A
    End of period                          $16.74           N/A
  Accumulation units outstanding
  at the end of period                      568             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(350)

  Accumulation unit value:
    Beginning of period                    $15.03          $14.11          $12.51         $11.82          $10.75
    End of period                          $8.92           $15.03          $14.11         $12.51          $11.82
  Accumulation units outstanding
  at the end of period                     2,979           4,152           4,149           4,191          4,961

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(350)

  Accumulation unit value:
    Beginning of period                    $9.80            N/A
    End of period                          $10.75           N/A
  Accumulation units outstanding
  at the end of period                     1,157            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(770)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.96          $10.42         $10.27           N/A
    End of period                          $9.57           $11.37          $10.96         $10.42           N/A
  Accumulation units outstanding
  at the end of period                       -             3,769             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(770)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(294)

  Accumulation unit value:
    Beginning of period                    $14.91          $14.05          $12.62         $12.03          $11.07
    End of period                          $9.40           $14.91          $14.05         $12.62          $12.03
  Accumulation units outstanding
  at the end of period                       -             64,100          71,217         148,839        119,455

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(294)

  Accumulation unit value:
    Beginning of period                    $9.13            N/A
    End of period                          $11.07           N/A
  Accumulation units outstanding
  at the end of period                     41,316           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1055)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.57          $11.11           N/A            N/A
    End of period                          $9.34           $12.16          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1055)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(337)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.36          $12.20         $11.75          $10.99
    End of period                          $10.02          $14.16          $13.36         $12.20          $11.75
  Accumulation units outstanding
  at the end of period                       -             8,505           2,252           2,509          24,770

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(337)

  Accumulation unit value:
    Beginning of period                    $10.08           N/A
    End of period                          $10.99           N/A
  Accumulation units outstanding
  at the end of period                     23,970           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(303)

  Accumulation unit value:
    Beginning of period                    $24.89          $23.73          $21.40         $20.82          $19.24
    End of period                          $19.26          $24.89          $23.73         $21.40          $20.82
  Accumulation units outstanding
  at the end of period                     2,134           3,358           3,068           3,935          1,806

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(303)

  Accumulation unit value:
    Beginning of period                    $16.02           N/A
    End of period                          $19.24           N/A
  Accumulation units outstanding
  at the end of period                     1,262            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(795)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.32          $11.09         $11.05           N/A
    End of period                          $11.54          $11.57          $11.32         $11.09           N/A
  Accumulation units outstanding
  at the end of period                       -             1,986             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(322)

  Accumulation unit value:
    Beginning of period                    $21.05          $20.01          $16.95         $16.06          $14.34
    End of period                          $13.69          $21.05          $20.01         $16.95          $16.06
  Accumulation units outstanding
  at the end of period                      803            1,294            449            1,120          1,581

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(322)

  Accumulation unit value:
    Beginning of period                    $11.31           N/A
    End of period                          $14.34           N/A
  Accumulation units outstanding
  at the end of period                      540             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(303)

  Accumulation unit value:
    Beginning of period                    $28.78          $26.79          $24.14         $23.32          $21.75
    End of period                          $16.05          $28.78          $26.79         $24.14          $23.32
  Accumulation units outstanding
  at the end of period                     1,197           1,765            782            2,509          2,385

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(303)

  Accumulation unit value:
    Beginning of period                    $17.26           N/A
    End of period                          $21.75           N/A
  Accumulation units outstanding
  at the end of period                     1,380            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $40.18          $35.13          $33.70         $30.27          $26.28
    End of period                          $23.27          $40.18          $35.13         $33.70          $30.27
  Accumulation units outstanding
  at the end of period                     2,732           5,743           8,617           8,377          6,597

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $19.39           N/A
    End of period                          $26.28           N/A
  Accumulation units outstanding
  at the end of period                     3,558            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(303)

  Accumulation unit value:
    Beginning of period                    $15.03          $15.28          $13.04         $12.59          $11.20
    End of period                          $8.73           $15.03          $15.28         $13.04          $12.59
  Accumulation units outstanding
  at the end of period                     3,954           5,241           4,792           7,275          7,418

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(303)

  Accumulation unit value:
    Beginning of period                    $8.47            N/A
    End of period                          $11.20           N/A
  Accumulation units outstanding
  at the end of period                     3,082            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.45%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(843)

  Accumulation unit value:
    Beginning of period                    $12.70          $15.32          $11.51         $10.43           N/A
    End of period                          $7.97           $12.70          $15.32         $11.51           N/A
  Accumulation units outstanding
  at the end of period                     1,183            461            11,640            -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(843)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $16.85          $15.73          $13.15         $12.18          $10.72
    End of period                          $9.71           $16.85          $15.73         $13.15          $12.18
  Accumulation units outstanding
  at the end of period                      353            2,204           16,696           223            229

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $8.55           $8.08
    End of period                          $10.72          $8.55
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(161)

  Accumulation unit value:
    Beginning of period                    $13.46          $11.92          $11.32         $10.82          $10.08
    End of period                          $8.19           $13.46          $11.92         $11.32          $10.82
  Accumulation units outstanding
  at the end of period                     3,780           5,034           3,009           4,435          2,594

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(161)

  Accumulation unit value:
    Beginning of period                    $7.94           $8.45
    End of period                          $10.08          $7.94
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(213)

  Accumulation unit value:
    Beginning of period                    $14.82          $13.64          $12.21         $11.54          $11.07
    End of period                          $8.72           $14.82          $13.64         $12.21          $11.54
  Accumulation units outstanding
  at the end of period                      189             397            1,564            998            887

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(213)

  Accumulation unit value:
    Beginning of period                    $8.19           $8.10
    End of period                          $11.07          $8.19
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(161)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.27          $10.43          $9.71          $9.09
    End of period                          $8.31           $11.88          $11.27         $10.43          $9.71
  Accumulation units outstanding
  at the end of period                      455            2,617           1,614           1,550            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(161)

  Accumulation unit value:
    Beginning of period                    $8.19           $8.33
    End of period                          $9.09           $8.19
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(706)

  Accumulation unit value:
    Beginning of period                    $27.15          $23.07          $20.86         $20.98          $20.33
    End of period                          $15.24          $27.15          $23.07         $20.86          $20.98
  Accumulation units outstanding
  at the end of period                      940             109              -              261            259

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.85           $9.49            N/A             N/A            N/A
    End of period                          $4.43           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              262             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $26.35          $24.61          $24.11         $23.60          $21.66
    End of period                          $15.20          $26.35          $24.61         $24.11          $23.60
  Accumulation units outstanding
  at the end of period                      312            1,191            215            1,068           403

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $16.39          $16.67
    End of period                          $21.66          $16.39
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.58          $11.38           N/A             N/A            N/A
    End of period                          $6.46           $13.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,307           2,909            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $6.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,282           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(134)

  Accumulation unit value:
    Beginning of period                    $17.11          $17.43          $15.90         $15.76          $15.19
    End of period                          $10.18          $17.11          $17.43         $15.90          $15.76
  Accumulation units outstanding
  at the end of period                      865             928            1,134           1,521          1,424

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(134)

  Accumulation unit value:
    Beginning of period                    $12.50          $14.59
    End of period                          $15.19          $12.50
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(127)

  Accumulation unit value:
    Beginning of period                    $23.00          $21.03          $17.95         $17.94          $15.48
    End of period                          $13.85          $23.00          $21.03         $17.95          $17.94
  Accumulation units outstanding
  at the end of period                      938            2,751           1,311           1,253           892

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(127)

  Accumulation unit value:
    Beginning of period                    $11.33          $14.31
    End of period                          $15.48          $11.33
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.86           $9.97            N/A             N/A            N/A
    End of period                          $6.14           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,516           15,432           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.27           N/A             N/A            N/A
    End of period                          $5.70           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              406             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.80          $9.98            N/A            N/A
    End of period                          $7.36           $10.73          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,257           7,271             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.79           $10.17           N/A             N/A            N/A
    End of period                          $5.93           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      311             843             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(854)

  Accumulation unit value:
    Beginning of period                    $11.42          $12.47          $10.85         $10.54           N/A
    End of period                          $7.45           $11.42          $12.47         $10.85           N/A
  Accumulation units outstanding
  at the end of period                      761            1,990             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(161)

  Accumulation unit value:
    Beginning of period                    $17.98          $17.22          $16.86         $16.84          $16.14
    End of period                          $16.64          $17.98          $17.22         $16.86          $16.84
  Accumulation units outstanding
  at the end of period                     4,253           9,887           4,667           3,965           122

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(161)

  Accumulation unit value:
    Beginning of period                    $14.57          $13.63
    End of period                          $16.14          $14.57
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                    $12.69          $12.66          $11.21         $10.45           N/A
    End of period                          $7.92           $12.69          $12.66         $11.21           N/A
  Accumulation units outstanding
  at the end of period                     1,114           3,736            259             543            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.37          $10.21           N/A             N/A            N/A
    End of period                          $9.52           $10.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              421             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(502)

  Accumulation unit value:
    Beginning of period                    $15.86          $14.52          $11.27          $9.74          $8.54
    End of period                          $8.59           $15.86          $14.52         $11.27          $9.74
  Accumulation units outstanding
  at the end of period                     6,751           6,550           20,157          8,780          5,859

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(502)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(259)

  Accumulation unit value:
    Beginning of period                    $22.66          $21.51          $19.67         $18.99          $16.49
    End of period                          $12.28          $22.66          $21.51         $19.67          $18.99
  Accumulation units outstanding
  at the end of period                      185             396             163             715            761

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(259)

  Accumulation unit value:
    Beginning of period                    $12.23           N/A
    End of period                          $16.49           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $14.71          $14.17          $14.07         $14.08          $13.90
    End of period                          $15.29          $14.71          $14.17         $14.07          $14.08
  Accumulation units outstanding
  at the end of period                     5,203           5,384           4,562           3,892          1,393

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $14.08          $13.03
    End of period                          $13.90          $14.08
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1221)

  Accumulation unit value:
    Beginning of period                    $13.91          $10.81          $10.74           N/A            N/A
    End of period                          $6.78           $13.91          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,019           2,039             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1221)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(94)

  Accumulation unit value:
    Beginning of period                    $18.10          $19.05          $17.04         $16.05          $13.19
    End of period                          $10.78          $18.10          $19.05         $17.04          $16.05
  Accumulation units outstanding
  at the end of period                     3,749           8,244           5,868           8,033          3,568

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(94)

  Accumulation unit value:
    Beginning of period                    $10.48          $12.85
    End of period                          $13.19          $10.48
  Accumulation units outstanding
  at the end of period                      632              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(127)

  Accumulation unit value:
    Beginning of period                    $14.42          $15.85          $13.91         $13.62          $12.10
    End of period                          $8.64           $14.42          $15.85         $13.91          $13.62
  Accumulation units outstanding
  at the end of period                     4,081           5,522           5,271           7,937          4,401

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(127)

  Accumulation unit value:
    Beginning of period                    $8.93           $10.99
    End of period                          $12.10          $8.93
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $11.15          $11.76          $10.74         $11.34          $9.53
    End of period                          $7.05           $11.15          $11.76         $10.74          $11.34
  Accumulation units outstanding
  at the end of period                     16,200          21,012          37,936         50,963          33,520

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $7.35           $9.44
    End of period                          $9.53           $7.35
  Accumulation units outstanding
  at the end of period                      775              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(148)

  Accumulation unit value:
    Beginning of period                    $11.25          $10.83          $10.71         $10.77          $10.65
    End of period                          $11.38          $11.25          $10.83         $10.71          $10.77
  Accumulation units outstanding
  at the end of period                     25,258          31,273          38,406         32,362          9,307

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(148)

  Accumulation unit value:
    Beginning of period                    $10.60          $10.13
    End of period                          $10.65          $10.60
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(527)

  Accumulation unit value:
    Beginning of period                    $5.74           $5.64           $4.25           $4.31          $4.16
    End of period                          $3.38           $5.74           $5.64           $4.25          $4.31
  Accumulation units outstanding
  at the end of period                      247             661            1,811            403             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(527)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(762)

  Accumulation unit value:
    Beginning of period                    $9.76           $10.86          $9.81          $10.07           N/A
    End of period                          $6.55           $9.76           $10.86          $9.81           N/A
  Accumulation units outstanding
  at the end of period                     2,158           1,597           1,630           1,496           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(762)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.58          $8.37           $9.09          $9.06
    End of period                          $5.49           $10.43          $10.58          $8.37          $9.09
  Accumulation units outstanding
  at the end of period                     34,265          43,542          71,093         63,705          41,563

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $7.38           $9.05
    End of period                          $9.06           $7.38
  Accumulation units outstanding
  at the end of period                      812              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $10.29          $11.71          $10.04           N/A            N/A
    End of period                          $5.08           $10.29          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,326           6,334           8,766            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(139)

  Accumulation unit value:
    Beginning of period                    $9.21           $9.10           $7.98           $7.85          $7.23
    End of period                          $5.59           $9.21           $9.10           $7.98          $7.85
  Accumulation units outstanding
  at the end of period                     3,700           3,483           3,413           3,160          3,770

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(139)

  Accumulation unit value:
    Beginning of period                    $5.74           $6.55
    End of period                          $7.23           $5.74
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(527)

  Accumulation unit value:
    Beginning of period                    $11.10          $13.76          $11.88         $11.48          $10.98
    End of period                          $5.35           $11.10          $13.76         $11.88          $11.48
  Accumulation units outstanding
  at the end of period                     1,542           1,404            624             769            126

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(527)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $17.78          $16.40          $11.99         $11.15          $8.92
    End of period                          $8.93           $17.78          $16.40         $11.99          $11.15
  Accumulation units outstanding
  at the end of period                     27,612          40,494          60,808         59,968          35,409

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $6.87           $8.74
    End of period                          $8.92           $6.87
  Accumulation units outstanding
  at the end of period                      760              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(498)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.11          $10.71         $10.20          $10.24
    End of period                          $8.74           $11.66          $11.11         $10.71          $10.20
  Accumulation units outstanding
  at the end of period                     2,119           4,712           1,057           1,702            31

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $19.24          $17.86          $14.58         $13.18          $11.31
    End of period                          $10.72          $19.24          $17.86         $14.58          $13.18
  Accumulation units outstanding
  at the end of period                     4,777           14,541          16,711         17,442          8,315

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $8.44           $9.62
    End of period                          $11.31          $8.44
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                    $13.48          $13.62          $11.75         $10.88          $10.31
    End of period                          $7.56           $13.48          $13.62         $11.75          $10.88
  Accumulation units outstanding
  at the end of period                    110,866         144,220         149,237         146,432         15,880

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1212)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.66          $10.74           N/A            N/A
    End of period                          $6.22           $11.81          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                      262              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(694)

  Accumulation unit value:
    Beginning of period                    $12.40          $10.67          $10.44         $10.81          $10.24
    End of period                          $7.07           $12.40          $10.67         $10.44          $10.81
  Accumulation units outstanding
  at the end of period                     12,662          13,424          14,925         11,357           589

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(498)

  Accumulation unit value:
    Beginning of period                    $34.20          $25.91          $21.98         $16.47          $12.99
    End of period                          $20.74          $34.20          $25.91         $21.98          $16.47
  Accumulation units outstanding
  at the end of period                     1,219           2,730           16,488         17,912            72

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $13.22          $12.90          $12.63          $9.43          $8.21
    End of period                          $6.50           $13.22          $12.90         $12.63          $9.43
  Accumulation units outstanding
  at the end of period                     28,499          33,574          47,817         61,373          42,191

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $7.08           $9.60
    End of period                          $8.21           $7.08
  Accumulation units outstanding
  at the end of period                      868              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.59          $13.63         $12.47          $11.04
    End of period                          $9.31           $15.29          $14.59         $13.63          $12.47
  Accumulation units outstanding
  at the end of period                     5,860           13,244          19,247         20,301          8,990

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $8.41           $9.64
    End of period                          $11.04          $8.41
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $11.93          $11.66          $10.38         $10.19          $9.49
    End of period                          $7.26           $11.93          $11.66         $10.38          $10.19
  Accumulation units outstanding
  at the end of period                     11,301          22,929          29,187         31,447          11,189

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $7.61           $8.64
    End of period                          $9.49           $7.61
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $17.30          $19.80          $18.54         $17.44          $15.87
    End of period                          $10.12          $17.30          $19.80         $18.54          $17.44
  Accumulation units outstanding
  at the end of period                     9,162           12,382          21,627         30,173          21,708

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $10.99          $14.81
    End of period                          $15.87          $10.99
  Accumulation units outstanding
  at the end of period                      425              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $14.23          $14.90          $13.00         $12.78          $11.15
    End of period                          $9.04           $14.23          $14.90         $13.00          $12.78
  Accumulation units outstanding
  at the end of period                     8,103           15,507          21,405         24,218          10,819

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $7.84           $9.46
    End of period                          $11.15          $7.84
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(706)

  Accumulation unit value:
    Beginning of period                    $6.46           $5.78           $5.42           $5.42          $5.28
    End of period                          $3.57           $6.46           $5.78           $5.42          $5.42
  Accumulation units outstanding
  at the end of period                      186            3,781           1,462           1,578           198

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(735)

  Accumulation unit value:
    Beginning of period                    $17.33          $14.86          $15.44         $11.40          $11.43
    End of period                          $8.89           $17.33          $14.86         $15.44          $11.40
  Accumulation units outstanding
  at the end of period                     17,653          22,233          30,956         24,665          1,010

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.96          $11.84         $11.05          $10.77
    End of period                          $7.82           $14.00          $12.96         $11.84          $11.05
  Accumulation units outstanding
  at the end of period                     1,906           16,371          26,012         17,524            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(143)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.82          $12.11         $10.91          $9.48
    End of period                          $8.27           $14.33          $13.82         $12.11          $10.91
  Accumulation units outstanding
  at the end of period                     2,924           4,071           6,511           6,785          4,849

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(143)

  Accumulation unit value:
    Beginning of period                    $6.91           $8.31
    End of period                          $9.48           $6.91
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.83          $10.16           N/A             N/A            N/A
    End of period                          $10.18          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,288           1,050            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $13.84          $13.11          $12.98         $13.00          $12.76
    End of period                          $13.56          $13.84          $13.11         $12.98          $13.00
  Accumulation units outstanding
  at the end of period                     5,770           15,103          9,107           6,741          2,557

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.94
    End of period                          $12.76          $12.48
  Accumulation units outstanding
  at the end of period                      686              -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(385)

  Accumulation unit value:
    Beginning of period                    $19.45          $21.50          $19.37         $18.25          $16.55
    End of period                          $11.29          $19.45          $21.50         $19.37          $18.25
  Accumulation units outstanding
  at the end of period                      274              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(385)

  Accumulation unit value:
    Beginning of period                    $14.44           N/A
    End of period                          $16.55           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.57          $13.03          $12.08         $12.18          $11.86
    End of period                          $8.50           $12.57          $13.03         $12.08          $12.18
  Accumulation units outstanding
  at the end of period                     5,510           3,194           2,098           1,018           169

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1794)

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $5.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      803             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1794)

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      747             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $18.63          $20.23          $18.34         $17.92          $16.73
    End of period                          $9.60           $18.63          $20.23         $18.34          $17.92
  Accumulation units outstanding
  at the end of period                      297              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.77
    End of period                          $16.73          $13.77
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.62            N/A             N/A             N/A            N/A
    End of period                          $6.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,083            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.45          $10.55           N/A             N/A            N/A
    End of period                          $7.49           $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,773           2,825            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(116)

  Accumulation unit value:
    Beginning of period                    $15.02          $14.10          $12.51         $11.81          $10.75
    End of period                          $8.92           $15.02          $14.10         $12.51          $11.81
  Accumulation units outstanding
  at the end of period                       56            2,072             -               7             109

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(116)

  Accumulation unit value:
    Beginning of period                    $8.69           $10.67
    End of period                          $10.75          $8.69
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(707)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.96          $10.42         $10.29          $10.18
    End of period                          $9.57           $11.37          $10.96         $10.42          $10.29
  Accumulation units outstanding
  at the end of period                     27,790          4,258           6,715           3,323            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(112)

  Accumulation unit value:
    Beginning of period                    $14.90          $14.05          $12.61         $12.03          $11.07
    End of period                          $9.40           $14.90          $14.05         $12.61          $12.03
  Accumulation units outstanding
  at the end of period                     35,661          44,056          59,273         67,739          50,260

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(112)

  Accumulation unit value:
    Beginning of period                    $9.32           $10.67
    End of period                          $11.07          $9.32
  Accumulation units outstanding
  at the end of period                     1,566             -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(716)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.56          $10.74         $10.48          $10.33
    End of period                          $9.34           $12.16          $11.56         $10.74          $10.48
  Accumulation units outstanding
  at the end of period                     2,956           22,849          36,723         40,392          1,138

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(716)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $14.15          $13.35          $12.20         $11.75          $10.99
    End of period                          $10.01          $14.15          $13.35         $12.20          $11.75
  Accumulation units outstanding
  at the end of period                     74,821          81,317          87,145         86,927          32,886

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $9.56           $10.37
    End of period                          $10.99          $9.56
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                    $24.88          $23.72          $21.39         $20.81          $19.24
    End of period                          $19.24          $24.88          $23.72         $21.39          $20.81
  Accumulation units outstanding
  at the end of period                     5,416           5,546           3,782           3,875            23

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                    $16.22          $17.48
    End of period                          $19.24          $16.22
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(109)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.30          $11.08         $11.06          $11.24
    End of period                          $11.52          $11.55          $11.30         $11.08          $11.06
  Accumulation units outstanding
  at the end of period                     15,505          4,359           5,771            68             335

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(109)

  Accumulation unit value:
    Beginning of period                    $11.47          $11.58
    End of period                          $11.24          $11.47
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(354)

  Accumulation unit value:
    Beginning of period                    $21.05          $20.00          $16.95         $16.06          $14.34
    End of period                          $13.69          $21.05          $20.00         $16.95          $16.06
  Accumulation units outstanding
  at the end of period                      589            1,833           1,094            207             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(354)

  Accumulation unit value:
    Beginning of period                    $12.32           N/A
    End of period                          $14.34           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $28.76          $26.77          $24.13         $23.31          $21.74
    End of period                          $16.04          $28.76          $26.77         $24.13          $23.31
  Accumulation units outstanding
  at the end of period                     2,941           2,537           1,408           1,670           709

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $17.06          $20.15
    End of period                          $21.74          $17.06
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $40.15          $35.11          $33.68         $30.25          $26.27
    End of period                          $23.25          $40.15          $35.11         $33.68          $30.25
  Accumulation units outstanding
  at the end of period                     1,809           2,644           2,745           2,237          1,210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $19.42          $24.07
    End of period                          $26.27          $19.42
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(131)

  Accumulation unit value:
    Beginning of period                    $15.02          $15.27          $13.04         $12.59          $11.19
    End of period                          $8.73           $15.02          $15.27         $13.04          $12.59
  Accumulation units outstanding
  at the end of period                     1,280           3,265           4,625           4,845           541

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(131)

  Accumulation unit value:
    Beginning of period                    $8.83           $10.51
    End of period                          $11.19          $8.83
  Accumulation units outstanding
  at the end of period                       -               -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.455%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1236)

  Accumulation unit value:
    Beginning of period                    $22.99          $20.71           N/A             N/A            N/A
    End of period                          $13.84          $22.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      867             976             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1236)

  Accumulation unit value:
    Beginning of period                    $17.97          $17.20           N/A             N/A            N/A
    End of period                          $16.63          $17.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      353            1,950            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.15           N/A             N/A             N/A            N/A
    End of period                          $7.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      758             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1236)

  Accumulation unit value:
    Beginning of period                    $15.85          $14.57           N/A             N/A            N/A
    End of period                          $8.58           $15.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,495           1,435            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.25           N/A             N/A             N/A            N/A
    End of period                          $6.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      970             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(1236)

  Accumulation unit value:
    Beginning of period                    $18.09          $19.38           N/A             N/A            N/A
    End of period                          $10.78          $18.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              571             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1236)

  Accumulation unit value:
    Beginning of period                    $17.77          $16.87           N/A             N/A            N/A
    End of period                          $8.92           $17.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              595             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                    $12.69           N/A             N/A             N/A            N/A
    End of period                          $7.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      778             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1236)

  Accumulation unit value:
    Beginning of period                    $13.83          $13.07           N/A             N/A            N/A
    End of period                          $13.55          $13.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      877             846             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(1236)

  Accumulation unit value:
    Beginning of period                    $12.56          $13.14           N/A             N/A            N/A
    End of period                          $8.49           $12.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      656             875             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(1404)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.27           N/A             N/A            N/A
    End of period                          $8.91           $15.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              743             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(1404)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1236)

  Accumulation unit value:
    Beginning of period                    $21.04          $19.99           N/A             N/A            N/A
    End of period                          $13.68          $21.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,303           1,573            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1236)

  Accumulation unit value:
    Beginning of period                    $28.74          $26.96           N/A             N/A            N/A
    End of period                          $16.03          $28.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,099            778             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1236)

  Accumulation unit value:
    Beginning of period                    $40.12          $35.28           N/A             N/A            N/A
    End of period                          $23.24          $40.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      522             559             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(1236)

  Accumulation unit value:
    Beginning of period                    $15.02          $15.33           N/A             N/A            N/A
    End of period                          $8.72           $15.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      662             705             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(1236)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.46%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(838)

  Accumulation unit value:
    Beginning of period                    $12.70          $15.32          $11.51         $10.21           N/A
    End of period                          $7.97           $12.70          $15.32         $11.51           N/A
  Accumulation units outstanding
  at the end of period                     25,602          22,657          36,268          8,830           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                    $16.84          $15.72          $13.15         $12.17          $10.30
    End of period                          $9.70           $16.84          $15.72         $13.15          $12.17
  Accumulation units outstanding
  at the end of period                     8,365           8,707           5,296           3,607           491

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $13.45          $11.91          $11.32         $10.82          $10.08
    End of period                          $8.18           $13.45          $11.91         $11.32          $10.82
  Accumulation units outstanding
  at the end of period                     19,165          19,837          21,451         24,493          11,842

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $9.70            N/A
    End of period                          $10.08           N/A
  Accumulation units outstanding
  at the end of period                      701             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(455)

  Accumulation unit value:
    Beginning of period                    $14.81          $13.63          $12.20         $11.53          $11.06
    End of period                          $8.71           $14.81          $13.63         $12.20          $11.53
  Accumulation units outstanding
  at the end of period                     14,437          15,152          35,096         32,709          30,158

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(455)

  Accumulation unit value:
    Beginning of period                    $10.87           N/A
    End of period                          $11.06           N/A
  Accumulation units outstanding
  at the end of period                       52             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(449)

  Accumulation unit value:
    Beginning of period                    $11.87          $11.27          $10.42          $9.70          $9.09
    End of period                          $8.30           $11.87          $11.27         $10.42          $9.70
  Accumulation units outstanding
  at the end of period                     30,777          33,084          32,278         32,699          25,631

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(449)

  Accumulation unit value:
    Beginning of period                    $8.82            N/A
    End of period                          $9.09            N/A
  Accumulation units outstanding
  at the end of period                     3,592            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(665)

  Accumulation unit value:
    Beginning of period                    $27.12          $23.04          $20.84         $20.95          $18.74
    End of period                          $15.22          $27.12          $23.04         $20.84          $20.95
  Accumulation units outstanding
  at the end of period                     1,710           1,792           1,686           2,047          1,051

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(738)

  Accumulation unit value:
    Beginning of period                    $26.31          $24.58          $24.08         $23.37           N/A
    End of period                          $15.18          $26.31          $24.58         $24.08           N/A
  Accumulation units outstanding
  at the end of period                     1,852           1,155           1,182           2,186           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.58          $10.20           N/A             N/A            N/A
    End of period                          $6.46           $13.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,035         637,862           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $6.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,819            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(524)

  Accumulation unit value:
    Beginning of period                    $17.08          $17.41          $15.88         $15.74          $15.48
    End of period                          $10.16          $17.08          $17.41         $15.88          $15.74
  Accumulation units outstanding
  at the end of period                     4,288           5,109           5,901           7,897          11,998

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(455)

  Accumulation unit value:
    Beginning of period                    $22.98          $21.01          $17.93         $17.93          $15.46
    End of period                          $13.84          $22.98          $21.01         $17.93          $17.93
  Accumulation units outstanding
  at the end of period                     17,905          22,244          19,366         17,618           893

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(455)

  Accumulation unit value:
    Beginning of period                    $15.43           N/A
    End of period                          $15.46           N/A
  Accumulation units outstanding
  at the end of period                       36             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.86           $9.99            N/A             N/A            N/A
    End of period                          $6.14           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     62,079         138,454           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.31           N/A             N/A            N/A
    End of period                          $5.69           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,292          25,904           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.73          $10.91           N/A             N/A            N/A
    End of period                          $7.36           $10.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,956          64,316           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.79           $9.99            N/A             N/A            N/A
    End of period                          $5.93           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,016          29,558           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $11.41          $12.46          $10.85         $10.61           N/A
    End of period                          $7.45           $11.41          $12.46         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     15,436          15,899          15,138          4,006           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(410)

  Accumulation unit value:
    Beginning of period                    $17.96          $17.20          $16.84         $16.82          $16.12
    End of period                          $16.62          $17.96          $17.20         $16.84          $16.82
  Accumulation units outstanding
  at the end of period                     11,040          32,837          34,433         36,277          4,141

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(410)

  Accumulation unit value:
    Beginning of period                    $15.66           N/A
    End of period                          $16.12           N/A
  Accumulation units outstanding
  at the end of period                      110             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                    $12.69          $12.65          $11.21         $10.45           N/A
    End of period                          $7.91           $12.69          $12.65         $11.21           N/A
  Accumulation units outstanding
  at the end of period                     11,946          11,376          9,974           3,563           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1174)

  Accumulation unit value:
    Beginning of period                    $10.37          $10.14          $10.09           N/A            N/A
    End of period                          $9.52           $10.37          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,060          8,516           1,823            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1174)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(537)

  Accumulation unit value:
    Beginning of period                    $15.84          $14.50          $11.26          $9.73          $8.32
    End of period                          $8.58           $15.84          $14.50         $11.26          $9.73
  Accumulation units outstanding
  at the end of period                     40,822          63,477          56,849         45,876          29,549

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(537)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(525)

  Accumulation unit value:
    Beginning of period                    $22.63          $21.48          $19.65         $18.97          $16.98
    End of period                          $12.27          $22.63          $21.48         $19.65          $18.97
  Accumulation units outstanding
  at the end of period                     4,543           5,493           4,188           5,380          6,227

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(464)

  Accumulation unit value:
    Beginning of period                    $14.69          $14.16          $14.05         $14.07          $13.89
    End of period                          $15.27          $14.69          $14.16         $14.05          $14.07
  Accumulation units outstanding
  at the end of period                     36,211          8,515           21,838         24,783          6,684

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(464)

  Accumulation unit value:
    Beginning of period                    $13.81           N/A
    End of period                          $13.89           N/A
  Accumulation units outstanding
  at the end of period                      392             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1066)

  Accumulation unit value:
    Beginning of period                    $13.90          $10.81          $10.14           N/A            N/A
    End of period                          $6.78           $13.90          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,854          27,314          3,875            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(521)

  Accumulation unit value:
    Beginning of period                    $18.08          $19.03          $17.03         $16.04          $13.77
    End of period                          $10.77          $18.08          $19.03         $17.03          $16.04
  Accumulation units outstanding
  at the end of period                     32,919          46,726          64,685         60,212          36,237

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(429)

  Accumulation unit value:
    Beginning of period                    $14.40          $15.84          $13.90         $13.61          $12.09
    End of period                          $8.63           $14.40          $15.84         $13.90          $13.61
  Accumulation units outstanding
  at the end of period                     29,666          29,072          44,332         54,406          30,915

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(429)

  Accumulation unit value:
    Beginning of period                    $11.13           N/A
    End of period                          $12.09           N/A
  Accumulation units outstanding
  at the end of period                     3,104            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(410)

  Accumulation unit value:
    Beginning of period                    $11.14          $11.75          $10.73         $11.33          $9.53
    End of period                          $7.04           $11.14          $11.75         $10.73          $11.33
  Accumulation units outstanding
  at the end of period                    175,252         270,040         292,844         266,841        189,376

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(410)

  Accumulation unit value:
    Beginning of period                    $8.20            N/A
    End of period                          $9.53            N/A
  Accumulation units outstanding
  at the end of period                     12,500           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(479)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.83          $10.70         $10.77          $10.65
    End of period                          $11.37          $11.24          $10.83         $10.70          $10.77
  Accumulation units outstanding
  at the end of period                     52,761          81,907          96,737         107,099         72,574

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(479)

  Accumulation unit value:
    Beginning of period                    $10.69           N/A
    End of period                          $10.65           N/A
  Accumulation units outstanding
  at the end of period                     1,060            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                    $5.73           $5.64           $4.24           $4.31          $3.83
    End of period                          $3.38           $5.73           $5.64           $4.24          $4.31
  Accumulation units outstanding
  at the end of period                     34,271          38,895          38,990         31,712         260,553

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(559)

  Accumulation unit value:
    Beginning of period                    $9.76           $10.86          $9.81          $10.30          $9.72
    End of period                          $6.54           $9.76           $10.86          $9.81          $10.30
  Accumulation units outstanding
  at the end of period                     14,120          15,840          17,702         18,370          12,013

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(559)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(410)

  Accumulation unit value:
    Beginning of period                    $10.42          $10.57          $8.36           $9.09          $9.05
    End of period                          $5.49           $10.42          $10.57          $8.36          $9.09
  Accumulation units outstanding
  at the end of period                    197,642         279,505         347,709         319,314        133,984

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(410)

  Accumulation unit value:
    Beginning of period                    $8.09            N/A
    End of period                          $9.05            N/A
  Accumulation units outstanding
  at the end of period                     12,044           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                    $10.28          $11.71          $9.88            N/A            N/A
    End of period                          $5.08           $10.28          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,063          72,138          48,348           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(455)

  Accumulation unit value:
    Beginning of period                    $9.20           $9.09           $7.98           $7.84          $7.22
    End of period                          $5.59           $9.20           $9.09           $7.98          $7.84
  Accumulation units outstanding
  at the end of period                     24,481          61,225          45,988         36,732          25,971

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(455)

  Accumulation unit value:
    Beginning of period                    $6.81            N/A
    End of period                          $7.22            N/A
  Accumulation units outstanding
  at the end of period                       74             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(632)

  Accumulation unit value:
    Beginning of period                    $11.09          $13.75          $11.88         $11.47          $10.28
    End of period                          $5.34           $11.09          $13.75         $11.88          $11.47
  Accumulation units outstanding
  at the end of period                     11,807          20,779          21,367         16,870          6,269

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(632)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(410)

  Accumulation unit value:
    Beginning of period                    $17.76          $16.39          $11.99         $11.15          $8.92
    End of period                          $8.92           $17.76          $16.39         $11.99          $11.15
  Accumulation units outstanding
  at the end of period                    170,118         254,591         301,021         271,566        189,431

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(410)

  Accumulation unit value:
    Beginning of period                    $8.40            N/A
    End of period                          $8.92            N/A
  Accumulation units outstanding
  at the end of period                     11,700           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(537)

  Accumulation unit value:
    Beginning of period                    $11.65          $11.10          $10.71         $10.20          $10.11
    End of period                          $8.73           $11.65          $11.10         $10.71          $10.20
  Accumulation units outstanding
  at the end of period                     26,354          30,663          52,351         44,068          14,650

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(537)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                    $9.39            N/A             N/A             N/A            N/A
    End of period                          $6.73            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,437            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(435)

  Accumulation unit value:
    Beginning of period                    $19.23          $17.86          $14.57         $13.18          $11.30
    End of period                          $10.71          $19.23          $17.86         $14.57          $13.18
  Accumulation units outstanding
  at the end of period                     49,902          93,403          93,608         96,646         142,110

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(435)

  Accumulation unit value:
    Beginning of period                    $10.41           N/A
    End of period                          $11.30           N/A
  Accumulation units outstanding
  at the end of period                     2,565            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                    $13.48          $13.62          $11.75         $10.88          $9.72
    End of period                          $7.56           $13.48          $13.62         $11.75          $10.88
  Accumulation units outstanding
  at the end of period                    795,603        1,000,068       1,031,157       1,026,085       216,547

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1096)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.66          $9.16            N/A            N/A
    End of period                          $6.21           $11.81          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,267          9,340             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $12.39          $10.67          $10.44         $10.81          $9.84
    End of period                          $7.07           $12.39          $10.67         $10.44          $10.81
  Accumulation units outstanding
  at the end of period                     14,072          18,989          31,253         20,518          2,586

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.39           N/A             N/A            N/A
    End of period                          $6.06           $11.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,911          1,696            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(603)

  Accumulation unit value:
    Beginning of period                    $34.17          $25.89          $21.97         $16.46          $14.17
    End of period                          $20.72          $34.17          $25.89         $21.97          $16.46
  Accumulation units outstanding
  at the end of period                    249,509          46,366         312,874         307,780         13,592

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(410)

  Accumulation unit value:
    Beginning of period                    $13.21          $12.89          $12.63          $9.43          $8.21
    End of period                          $6.49           $13.21          $12.89         $12.63          $9.43
  Accumulation units outstanding
  at the end of period                    138,297         193,269         236,079         213,016        106,722

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(410)

  Accumulation unit value:
    Beginning of period                    $7.49            N/A
    End of period                          $8.21            N/A
  Accumulation units outstanding
  at the end of period                     10,251           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.13          $9.78            N/A            N/A
    End of period                          $6.98           $10.63          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,921          1,291           1,291            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(435)

  Accumulation unit value:
    Beginning of period                    $15.28          $14.58          $13.62         $12.47          $11.03
    End of period                          $9.31           $15.28          $14.58         $13.62          $12.47
  Accumulation units outstanding
  at the end of period                     59,679         106,209         108,516         117,573         73,820

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(435)

  Accumulation unit value:
    Beginning of period                    $10.31           N/A
    End of period                          $11.03           N/A
  Accumulation units outstanding
  at the end of period                     3,231            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(435)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.65          $10.38         $10.19          $9.49
    End of period                          $7.25           $11.92          $11.65         $10.38          $10.19
  Accumulation units outstanding
  at the end of period                    253,849         152,219         184,203         214,683        113,504

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(435)

  Accumulation unit value:
    Beginning of period                    $8.89            N/A
    End of period                          $9.49            N/A
  Accumulation units outstanding
  at the end of period                     6,053            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                    $8.78           $10.25           N/A             N/A            N/A
    End of period                          $5.98           $8.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,443          3,337            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(410)

  Accumulation unit value:
    Beginning of period                    $17.29          $19.79          $18.52         $17.43          $15.87
    End of period                          $10.11          $17.29          $19.79         $18.52          $17.43
  Accumulation units outstanding
  at the end of period                     86,179         143,678         169,023         146,982         57,345

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(410)

  Accumulation unit value:
    Beginning of period                    $14.27           N/A
    End of period                          $15.87           N/A
  Accumulation units outstanding
  at the end of period                     6,890            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(435)

  Accumulation unit value:
    Beginning of period                    $14.22          $14.90          $12.99         $12.78          $11.15
    End of period                          $9.03           $14.22          $14.90         $12.99          $12.78
  Accumulation units outstanding
  at the end of period                     54,769         101,503         102,497         108,867         62,366

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(435)

  Accumulation unit value:
    Beginning of period                    $10.46           N/A
    End of period                          $11.15           N/A
  Accumulation units outstanding
  at the end of period                     2,564            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $6.46           $5.78           $5.41           $5.42          $5.06
    End of period                          $3.56           $6.46           $5.78           $5.41          $5.42
  Accumulation units outstanding
  at the end of period                     10,144          27,336          9,056          13,384          2,075

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                    $17.32          $14.86          $15.44         $11.40          $9.77
    End of period                          $8.88           $17.32          $14.86         $15.44          $11.40
  Accumulation units outstanding
  at the end of period                    126,328         132,991         221,217         190,857         25,408

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.96          $11.84         $11.05          $9.88
    End of period                          $7.81           $14.00          $12.96         $11.84          $11.05
  Accumulation units outstanding
  at the end of period                     33,776          81,239          91,073         90,599           832

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(524)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.81          $12.10         $10.90          $9.80
    End of period                          $8.27           $14.33          $13.81         $12.10          $10.90
  Accumulation units outstanding
  at the end of period                     35,675          47,323          60,660         57,269          35,849

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1785)

  Accumulation unit value:
    Beginning of period                    $8.04            N/A             N/A             N/A            N/A
    End of period                          $4.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,375            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.83          $10.20           N/A             N/A            N/A
    End of period                          $10.17          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    107,614          5,511            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(456)

  Accumulation unit value:
    Beginning of period                    $13.83          $13.09          $12.97         $12.99          $12.75
    End of period                          $13.55          $13.83          $13.09         $12.97          $12.99
  Accumulation units outstanding
  at the end of period                     77,066          45,715          65,945         51,157          10,757

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(456)

  Accumulation unit value:
    Beginning of period                    $12.73           N/A
    End of period                          $12.75           N/A
  Accumulation units outstanding
  at the end of period                     1,335            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(726)

  Accumulation unit value:
    Beginning of period                    $19.43          $21.47          $19.35         $18.23          $18.07
    End of period                          $11.28          $19.43          $21.47         $19.35          $18.23
  Accumulation units outstanding
  at the end of period                      252             252             412             412            412

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(726)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.56          $13.02          $12.07         $12.17          $11.86
    End of period                          $8.49           $12.56          $13.02         $12.07          $12.17
  Accumulation units outstanding
  at the end of period                     15,091          60,778          52,387         65,170          15,842

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1788)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $5.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,316            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1895)

  Accumulation unit value:
    Beginning of period                    $7.90            N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,162            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1895)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(524)

  Accumulation unit value:
    Beginning of period                    $18.61          $20.21          $18.32         $17.90          $17.19
    End of period                          $9.58           $18.61          $20.21         $18.32          $17.90
  Accumulation units outstanding
  at the end of period                      695             647             621            1,975          1,792

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1921)

  Accumulation unit value:
    Beginning of period                    $7.60            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,671            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1921)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1453)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.10           N/A             N/A            N/A
    End of period                          $6.61           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,349           433             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1453)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.78            N/A             N/A             N/A            N/A
    End of period                          $6.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      124             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $6.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      443             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.81            N/A             N/A             N/A            N/A
    End of period                          $7.05            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,640            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,125            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(528)

  Accumulation unit value:
    Beginning of period                    $15.01          $14.09          $12.50         $11.81          $11.09
    End of period                          $8.91           $15.01          $14.09         $12.50          $11.81
  Accumulation units outstanding
  at the end of period                    129,104         154,221         187,780         263,042        123,534

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(528)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(693)

  Accumulation unit value:
    Beginning of period                    $11.36          $10.96          $10.41         $10.29          $10.01
    End of period                          $9.56           $11.36          $10.96         $10.41          $10.29
  Accumulation units outstanding
  at the end of period                     75,961         106,811          96,292         123,794         13,816

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(429)

  Accumulation unit value:
    Beginning of period                    $14.88          $14.04          $12.60         $12.02          $11.06
    End of period                          $9.39           $14.88          $14.04         $12.60          $12.02
  Accumulation units outstanding
  at the end of period                    155,611         208,096         281,787         275,799        155,301

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(429)

  Accumulation unit value:
    Beginning of period                    $10.50           N/A
    End of period                          $11.06           N/A
  Accumulation units outstanding
  at the end of period                     78,261           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.56          $10.73         $10.48          $9.88
    End of period                          $9.34           $12.15          $11.56         $10.73          $10.48
  Accumulation units outstanding
  at the end of period                     78,827          86,639          93,973         114,604         48,274

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(445)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.34          $12.19         $11.74          $10.98
    End of period                          $10.00          $14.14          $13.34         $12.19          $11.74
  Accumulation units outstanding
  at the end of period                    327,269         425,729         472,279         429,201         92,410

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(445)

  Accumulation unit value:
    Beginning of period                    $10.56           N/A
    End of period                          $10.98           N/A
  Accumulation units outstanding
  at the end of period                     31,803           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $8.63            N/A             N/A             N/A            N/A
    End of period                          $8.74            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,831            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $6.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      119             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(435)

  Accumulation unit value:
    Beginning of period                    $24.85          $23.69          $21.36         $20.79          $19.22
    End of period                          $19.22          $24.85          $23.69         $21.36          $20.79
  Accumulation units outstanding
  at the end of period                     43,464          31,447          29,912         25,633          8,233

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(435)

  Accumulation unit value:
    Beginning of period                    $18.13           N/A
    End of period                          $19.22           N/A
  Accumulation units outstanding
  at the end of period                      873             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(435)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.29          $11.07         $11.05          $11.23
    End of period                          $11.50          $11.54          $11.29         $11.07          $11.05
  Accumulation units outstanding
  at the end of period                    340,561         100,584          72,425         79,865          10,015

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(435)

  Accumulation unit value:
    Beginning of period                    $11.28           N/A
    End of period                          $11.23           N/A
  Accumulation units outstanding
  at the end of period                      707             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(455)

  Accumulation unit value:
    Beginning of period                    $21.04          $19.99          $16.95         $16.06          $14.34
    End of period                          $13.68          $21.04          $19.99         $16.95          $16.06
  Accumulation units outstanding
  at the end of period                     9,240           15,414          10,577          8,809          4,030

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(455)

  Accumulation unit value:
    Beginning of period                    $13.47           N/A
    End of period                          $14.34           N/A
  Accumulation units outstanding
  at the end of period                       62             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(429)

  Accumulation unit value:
    Beginning of period                    $28.73          $26.74          $24.10         $23.28          $21.72
    End of period                          $16.02          $28.73          $26.74         $24.10          $23.28
  Accumulation units outstanding
  at the end of period                     20,045          30,014          27,488         26,408          15,343

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(429)

  Accumulation unit value:
    Beginning of period                    $20.38           N/A
    End of period                          $21.72           N/A
  Accumulation units outstanding
  at the end of period                     1,844            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(429)

  Accumulation unit value:
    Beginning of period                    $40.10          $35.07          $33.65         $30.23          $26.25
    End of period                          $23.22          $40.10          $35.07         $33.65          $30.23
  Accumulation units outstanding
  at the end of period                     17,718          21,639          30,680         36,142          8,272

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(429)

  Accumulation unit value:
    Beginning of period                    $24.64           N/A
    End of period                          $26.25           N/A
  Accumulation units outstanding
  at the end of period                     1,530            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(455)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.26          $13.03         $12.58          $11.19
    End of period                          $8.72           $15.01          $15.26         $13.03          $12.58
  Accumulation units outstanding
  at the end of period                     15,855          27,575          44,440         56,347          33,840

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(455)

  Accumulation unit value:
    Beginning of period                    $10.46           N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                      967             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.47%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                    $16.82          $15.71          $13.78           N/A            N/A
    End of period                          $9.69           $16.82          $15.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(560)

  Accumulation unit value:
    Beginning of period                    $13.44          $11.90          $11.31         $10.81          $10.42
    End of period                          $8.17           $13.44          $11.90         $11.31          $10.81
  Accumulation units outstanding
  at the end of period                     1,800           1,867           1,566           3,711          2,554

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(483)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.63          $12.20         $11.53          $11.06
    End of period                          $8.70           $14.80          $13.63         $12.20          $11.53
  Accumulation units outstanding
  at the end of period                       -               -               -              968            613

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(483)

  Accumulation unit value:
    Beginning of period                    $10.97           N/A
    End of period                          $11.06           N/A
  Accumulation units outstanding
  at the end of period                      235             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                    $11.86          $11.85           N/A             N/A            N/A
    End of period                          $8.29           $11.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,460            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1057)

  Accumulation unit value:
    Beginning of period                    $27.08          $23.01          $22.74           N/A            N/A
    End of period                          $15.20          $27.08          $23.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                      266             289             308             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(689)

  Accumulation unit value:
    Beginning of period                    $17.06          $17.39          $15.86         $15.73          $14.12
    End of period                          $10.15          $17.06          $17.39         $15.86          $15.73
  Accumulation units outstanding
  at the end of period                     2,592           2,662           2,088           3,309          2,900

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(483)

  Accumulation unit value:
    Beginning of period                    $22.95          $20.99          $17.92         $17.91          $15.45
    End of period                          $13.82          $22.95          $20.99         $17.92          $17.91
  Accumulation units outstanding
  at the end of period                       -               -               -               -             154

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(483)

  Accumulation unit value:
    Beginning of period                    $15.35           N/A
    End of period                          $15.45           N/A
  Accumulation units outstanding
  at the end of period                      168             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $9.71            N/A             N/A             N/A            N/A
    End of period                          $7.35            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      116             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                    $11.41          $12.46          $12.15           N/A            N/A
    End of period                          $7.44           $11.41          $12.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                      191             207             222             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(689)

  Accumulation unit value:
    Beginning of period                    $17.94          $17.18          $16.82         $16.80          $16.51
    End of period                          $16.59          $17.94          $17.18         $16.82          $16.80
  Accumulation units outstanding
  at the end of period                     1,915           1,971           1,487           2,390          2,083

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.69          $12.93           N/A             N/A            N/A
    End of period                          $7.91           $12.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               24             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(625)

  Accumulation unit value:
    Beginning of period                    $15.83          $14.49          $11.25          $9.73          $8.13
    End of period                          $8.57           $15.83          $14.49         $11.25          $9.73
  Accumulation units outstanding
  at the end of period                       -             2,826             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(625)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                    $22.60          $21.46          $19.63         $18.59           N/A
    End of period                          $12.25          $22.60          $21.46         $19.63           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              133            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(560)

  Accumulation unit value:
    Beginning of period                    $14.67          $14.14          $14.04         $14.06          $13.78
    End of period                          $15.25          $14.67          $14.14         $14.04          $14.06
  Accumulation units outstanding
  at the end of period                     2,039           1,961           14,413          1,461          1,253

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                    $18.08          $19.57           N/A             N/A            N/A
    End of period                          $10.77          $18.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               16             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(1057)

  Accumulation unit value:
    Beginning of period                    $14.39          $15.82          $15.44           N/A            N/A
    End of period                          $8.62           $14.39          $15.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                      156             169             180             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(483)

  Accumulation unit value:
    Beginning of period                    $11.13          $11.74          $10.73         $11.33          $9.52
    End of period                          $7.03           $11.13          $11.74         $10.73          $11.33
  Accumulation units outstanding
  at the end of period                      801            1,053           2,797           3,919          4,406

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(483)

  Accumulation unit value:
    Beginning of period                    $9.53            N/A
    End of period                          $9.52            N/A
  Accumulation units outstanding
  at the end of period                     1,821            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(689)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.82          $10.70         $10.77          $10.82
    End of period                          $11.36          $11.23          $10.82         $10.70          $10.77
  Accumulation units outstanding
  at the end of period                     1,695           1,959           1,778           2,242          2,082

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(625)

  Accumulation unit value:
    Beginning of period                    $5.73           $5.63           $4.24           $4.30          $3.80
    End of period                          $3.37           $5.73           $5.63           $4.24          $4.30
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(625)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(483)

  Accumulation unit value:
    Beginning of period                    $10.41          $10.56          $8.36           $9.08          $9.05
    End of period                          $5.48           $10.41          $10.56          $8.36          $9.08
  Accumulation units outstanding
  at the end of period                     1,023           1,071           3,182           4,667          5,156

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(483)

  Accumulation unit value:
    Beginning of period                    $8.92            N/A
    End of period                          $9.05            N/A
  Accumulation units outstanding
  at the end of period                     2,214            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(502)

  Accumulation unit value:
    Beginning of period                    $9.20           $9.09           $7.97           $7.84          $7.48
    End of period                          $5.58           $9.20           $9.09           $7.97          $7.84
  Accumulation units outstanding
  at the end of period                     11,384          12,312          12,411         14,039          14,262

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(502)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1060)

  Accumulation unit value:
    Beginning of period                    $11.08          $13.74          $12.51           N/A            N/A
    End of period                          $5.33           $11.08          $13.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(483)

  Accumulation unit value:
    Beginning of period                    $17.75          $16.37          $11.98         $11.14          $8.91
    End of period                          $8.91           $17.75          $16.37         $11.98          $11.14
  Accumulation units outstanding
  at the end of period                      753            1,002           2,711           3,909          4,950

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(483)

  Accumulation unit value:
    Beginning of period                    $8.78            N/A
    End of period                          $8.91            N/A
  Accumulation units outstanding
  at the end of period                     2,400            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(768)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.09          $10.70         $10.08           N/A
    End of period                          $8.72           $11.64          $11.09         $10.70           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              245            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(483)

  Accumulation unit value:
    Beginning of period                    $19.22          $17.85          $14.57         $13.18          $11.30
    End of period                          $10.70          $19.22          $17.85         $14.57          $13.18
  Accumulation units outstanding
  at the end of period                     3,678           3,966           3,954           4,035          1,829

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(483)

  Accumulation unit value:
    Beginning of period                    $11.07           N/A
    End of period                          $11.30           N/A
  Accumulation units outstanding
  at the end of period                      233             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(841)

  Accumulation unit value:
    Beginning of period                    $13.48          $13.62          $11.75         $10.88           N/A
    End of period                          $7.55           $13.48          $13.62         $11.75           N/A
  Accumulation units outstanding
  at the end of period                     5,495           5,903           6,196             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(841)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(882)

  Accumulation unit value:
    Beginning of period                    $34.13          $25.87          $21.95         $21.23           N/A
    End of period                          $20.69          $34.13          $25.87         $21.95           N/A
  Accumulation units outstanding
  at the end of period                     1,014           1,062           1,100            951            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(882)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(483)

  Accumulation unit value:
    Beginning of period                    $13.20          $12.88          $12.62          $9.42          $8.21
    End of period                          $6.49           $13.20          $12.88         $12.62          $9.42
  Accumulation units outstanding
  at the end of period                      567             645            2,497           3,813          4,914

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(483)

  Accumulation unit value:
    Beginning of period                    $8.17            N/A
    End of period                          $8.21            N/A
  Accumulation units outstanding
  at the end of period                     2,064            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(703)

  Accumulation unit value:
    Beginning of period                    $15.27          $14.57          $13.62         $12.46          $11.82
    End of period                          $9.30           $15.27          $14.57         $13.62          $12.46
  Accumulation units outstanding
  at the end of period                     1,780           2,001           2,101           1,897           693

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(703)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(689)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.64          $10.37         $10.18          $9.23
    End of period                          $7.25           $11.92          $11.64         $10.37          $10.18
  Accumulation units outstanding
  at the end of period                     9,883           14,306          10,764          9,717          3,952

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(483)

  Accumulation unit value:
    Beginning of period                    $17.27          $19.77          $18.51         $17.42          $15.86
    End of period                          $10.10          $17.27          $19.77         $18.51          $17.42
  Accumulation units outstanding
  at the end of period                      234             379            1,531           2,525          2,683

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(483)

  Accumulation unit value:
    Beginning of period                    $16.10           N/A
    End of period                          $15.86           N/A
  Accumulation units outstanding
  at the end of period                      995             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(703)

  Accumulation unit value:
    Beginning of period                    $14.22          $14.89          $12.99         $12.77          $12.11
    End of period                          $9.02           $14.22          $14.89         $12.99          $12.77
  Accumulation units outstanding
  at the end of period                     1,783           2,002           2,101           1,894           888

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(703)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(625)

  Accumulation unit value:
    Beginning of period                    $6.45           $5.77           $5.41           $5.41          $4.78
    End of period                          $3.56           $6.45           $5.77           $5.41          $5.41
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(625)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(942)

  Accumulation unit value:
    Beginning of period                    $17.32          $14.86          $15.44         $13.90           N/A
    End of period                          $8.88           $17.32          $14.86         $15.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               46             46             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(882)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.95          $11.84         $11.45           N/A
    End of period                          $7.81           $13.99          $12.95         $11.84           N/A
  Accumulation units outstanding
  at the end of period                     2,669           2,795           2,894           2,468           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(882)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(689)

  Accumulation unit value:
    Beginning of period                    $14.32          $13.80          $12.10         $10.90          $9.55
    End of period                          $8.26           $14.32          $13.80         $12.10          $10.90
  Accumulation units outstanding
  at the end of period                     1,092           1,144           1,044            889            782

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(483)

  Accumulation unit value:
    Beginning of period                    $13.81          $13.08          $12.96         $12.98          $12.74
    End of period                          $13.53          $13.81          $13.08         $12.96          $12.98
  Accumulation units outstanding
  at the end of period                     3,641           3,563           2,854           4,739          4,181

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(483)

  Accumulation unit value:
    Beginning of period                    $12.77           N/A
    End of period                          $12.74           N/A
  Accumulation units outstanding
  at the end of period                      605             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(625)

  Accumulation unit value:
    Beginning of period                    $19.41          $21.45          $19.33         $18.21          $16.03
    End of period                          $11.26          $19.41          $21.45         $19.33          $18.21
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(625)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.55          $13.01          $12.06         $12.16          $11.85
    End of period                          $8.48           $12.55          $13.01         $12.06          $12.16
  Accumulation units outstanding
  at the end of period                     2,591           2,709           2,359           2,264          3,019

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.99          $14.08          $12.49         $11.80          $10.87
    End of period                          $8.90           $14.99          $14.08         $12.49          $11.80
  Accumulation units outstanding
  at the end of period                       -               -               -              651            601

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(512)

  Accumulation unit value:
    Beginning of period                    $14.87          $14.02          $12.59         $12.01          $11.27
    End of period                          $9.38           $14.87          $14.02         $12.59          $12.01
  Accumulation units outstanding
  at the end of period                     27,765          20,868          20,871         18,625          17,535

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(540)

  Accumulation unit value:
    Beginning of period                    $14.13          $13.33          $12.18         $11.73          $10.99
    End of period                          $9.99           $14.13          $13.33         $12.18          $11.73
  Accumulation units outstanding
  at the end of period                     76,334          81,202          83,974         65,301          45,906

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(540)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(540)

  Accumulation unit value:
    Beginning of period                    $24.83          $23.67          $21.34         $20.78          $19.49
    End of period                          $19.20          $24.83          $23.67         $21.34          $20.78
  Accumulation units outstanding
  at the end of period                       56              56              56             57             313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(540)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(813)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.28          $11.06         $11.02           N/A
    End of period                          $11.49          $11.52          $11.28         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     8,151           10,028            -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(813)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(483)

  Accumulation unit value:
    Beginning of period                    $21.03          $19.99          $16.94         $16.05          $14.34
    End of period                          $13.67          $21.03          $19.99         $16.94          $16.05
  Accumulation units outstanding
  at the end of period                     1,346           1,395           1,189           1,461          1,285

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(483)

  Accumulation unit value:
    Beginning of period                    $14.14           N/A
    End of period                          $14.34           N/A
  Accumulation units outstanding
  at the end of period                      364             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(483)

  Accumulation unit value:
    Beginning of period                    $28.69          $26.71          $24.08         $23.26          $21.70
    End of period                          $16.00          $28.69          $26.71         $24.08          $23.26
  Accumulation units outstanding
  at the end of period                     2,369           2,432           1,421           3,008          2,390

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(483)

  Accumulation unit value:
    Beginning of period                    $21.42           N/A
    End of period                          $21.70           N/A
  Accumulation units outstanding
  at the end of period                      120             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(483)

  Accumulation unit value:
    Beginning of period                    $40.05          $35.02          $33.61         $30.20          $26.22
    End of period                          $23.19          $40.05          $35.02         $33.61          $30.20
  Accumulation units outstanding
  at the end of period                      604             640             513             888            779

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(483)

  Accumulation unit value:
    Beginning of period                    $26.06           N/A
    End of period                          $26.22           N/A
  Accumulation units outstanding
  at the end of period                       99             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(483)

  Accumulation unit value:
    Beginning of period                    $15.00          $15.25          $13.02         $12.58          $11.19
    End of period                          $8.71           $15.00          $15.25         $13.02          $12.58
  Accumulation units outstanding
  at the end of period                     2,892           2,969           2,381           3,783          4,243

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(483)

  Accumulation unit value:
    Beginning of period                    $11.02           N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                      234             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.48%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(913)

  Accumulation unit value:
    Beginning of period                    $12.70          $15.32          $11.51         $11.19           N/A
    End of period                          $7.97           $12.70          $15.32         $11.51           N/A
  Accumulation units outstanding
  at the end of period                       40              32              39             40             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(913)

  Accumulation unit value:
    Beginning of period                    $17.92          $17.17          $16.81         $16.88           N/A
    End of period                          $16.58          $17.92          $17.17         $16.81           N/A
  Accumulation units outstanding
  at the end of period                       93              95              91             89             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(913)

  Accumulation unit value:
    Beginning of period                    $14.66          $14.13          $14.02         $14.13           N/A
    End of period                          $15.24          $14.66          $14.13         $14.02           N/A
  Accumulation units outstanding
  at the end of period                      113             116             109             107            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(913)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.82          $10.70         $10.78           N/A
    End of period                          $11.35          $11.22          $10.82         $10.70           N/A
  Accumulation units outstanding
  at the end of period                       74              76              72             70             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(913)

  Accumulation unit value:
    Beginning of period                    $11.08          $13.74          $11.86         $11.17           N/A
    End of period                          $5.34           $11.08          $13.74         $11.86           N/A
  Accumulation units outstanding
  at the end of period                       46              36              38             41             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(913)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.09          $10.69         $10.75           N/A
    End of period                          $8.73           $11.66          $11.09         $10.69           N/A
  Accumulation units outstanding
  at the end of period                       29              30              28             28             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(913)

  Accumulation unit value:
    Beginning of period                    $19.20          $17.84          $14.56         $13.86           N/A
    End of period                          $10.70          $19.20          $17.84         $14.56           N/A
  Accumulation units outstanding
  at the end of period                       35              37              41             44             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(913)

  Accumulation unit value:
    Beginning of period                    $13.47          $13.62          $11.75         $11.53           N/A
    End of period                          $7.55           $13.47          $13.62         $11.75           N/A
  Accumulation units outstanding
  at the end of period                      253             243             259             262            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(913)

  Accumulation unit value:
    Beginning of period                    $34.15          $25.87          $21.93         $22.72           N/A
    End of period                          $20.70          $34.15          $25.87         $21.93           N/A
  Accumulation units outstanding
  at the end of period                       15              20              20             20             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(913)

  Accumulation unit value:
    Beginning of period                    $15.27          $14.58          $13.61         $13.21           N/A
    End of period                          $9.30           $15.27          $14.58         $13.61           N/A
  Accumulation units outstanding
  at the end of period                       44              45              44             46             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(913)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.64          $10.37         $10.23           N/A
    End of period                          $7.24           $11.91          $11.64         $10.37           N/A
  Accumulation units outstanding
  at the end of period                       57              57              58             59             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(913)

  Accumulation unit value:
    Beginning of period                    $14.21          $14.88          $12.98         $12.89           N/A
    End of period                          $9.02           $14.21          $14.88         $12.98           N/A
  Accumulation units outstanding
  at the end of period                       48              44              47             47             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(913)

  Accumulation unit value:
    Beginning of period                    $17.32          $14.85          $15.44         $13.48           N/A
    End of period                          $8.88           $17.32          $14.85         $15.44           N/A
  Accumulation units outstanding
  at the end of period                       29              34              29             34             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(913)

  Accumulation unit value:
    Beginning of period                    $13.80          $13.07          $12.95         $13.10           N/A
    End of period                          $13.52          $13.80          $13.07         $12.95           N/A
  Accumulation units outstanding
  at the end of period                      120             125             118             115            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(913)

  Accumulation unit value:
    Beginning of period                    $12.53          $13.00          $12.05         $12.16           N/A
    End of period                          $8.46           $12.53          $13.00         $12.05           N/A
  Accumulation units outstanding
  at the end of period                       67              63              64             62             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.495%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.69          $15.31          $11.51         $10.73           N/A
    End of period                          $7.96           $12.69          $15.31         $11.51           N/A
  Accumulation units outstanding
  at the end of period                     95,239          58,651          4,218            855            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(311)

  Accumulation unit value:
    Beginning of period                    $16.77          $15.66          $13.10         $12.13          $10.69
    End of period                          $9.66           $16.77          $15.66         $13.10          $12.13
  Accumulation units outstanding
  at the end of period                     34,185          27,558          1,704            232             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(311)

  Accumulation unit value:
    Beginning of period                    $8.32            N/A
    End of period                          $10.69           N/A
  Accumulation units outstanding
  at the end of period                     1,766            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(311)

  Accumulation unit value:
    Beginning of period                    $13.42          $11.89          $11.30         $10.80          $10.07
    End of period                          $8.16           $13.42          $11.89         $11.30          $10.80
  Accumulation units outstanding
  at the end of period                     58,512          24,794          6,286            62             143

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(311)

  Accumulation unit value:
    Beginning of period                    $8.26            N/A
    End of period                          $10.07           N/A
  Accumulation units outstanding
  at the end of period                     1,816            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(1127)

  Accumulation unit value:
    Beginning of period                    $14.78          $13.61          $12.25           N/A            N/A
    End of period                          $8.69           $14.78          $13.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,923          14,868           794             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(1127)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(815)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.24          $10.40          $9.44           N/A
    End of period                          $8.28           $11.83          $11.24         $10.40           N/A
  Accumulation units outstanding
  at the end of period                     68,277          22,836          1,232           1,038           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(597)

  Accumulation unit value:
    Beginning of period                    $26.99          $22.94          $20.76         $20.88          $19.07
    End of period                          $15.14          $26.99          $22.94         $20.76          $20.88
  Accumulation units outstanding
  at the end of period                     28,963          17,089          1,114           1,136            78

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.14            N/A             N/A             N/A            N/A
    End of period                          $4.43            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,198            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(734)

  Accumulation unit value:
    Beginning of period                    $26.20          $24.48          $23.99         $23.50          $23.55
    End of period                          $15.11          $26.20          $24.48         $23.99          $23.50
  Accumulation units outstanding
  at the end of period                     36,511          4,775            155             536            652

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(734)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.57          $10.35           N/A             N/A            N/A
    End of period                          $6.46           $13.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    253,721         186,985           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.59          $10.68           N/A             N/A            N/A
    End of period                          $6.44           $10.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,083          14,337           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(597)

  Accumulation unit value:
    Beginning of period                    $17.01          $17.34          $15.82         $15.69          $14.89
    End of period                          $10.12          $17.01          $17.34         $15.82          $15.69
  Accumulation units outstanding
  at the end of period                     2,796           1,630             36             44             100

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(311)

  Accumulation unit value:
    Beginning of period                    $22.89          $20.94          $17.87         $17.87          $15.43
    End of period                          $13.78          $22.89          $20.94         $17.87          $17.87
  Accumulation units outstanding
  at the end of period                     27,332          43,342          3,843           3,109          2,526

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(311)

  Accumulation unit value:
    Beginning of period                    $11.00           N/A
    End of period                          $15.43           N/A
  Accumulation units outstanding
  at the end of period                     1,170            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.12           N/A             N/A            N/A
    End of period                          $6.14           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    644,477         581,855           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.00           N/A             N/A            N/A
    End of period                          $5.69           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     67,104          58,169           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.73          $10.91           N/A             N/A            N/A
    End of period                          $7.35           $10.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    140,417         111,010           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.78           $10.20           N/A             N/A            N/A
    End of period                          $5.93           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    132,106          83,884           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                    $11.40          $12.46          $10.85          $9.99           N/A
    End of period                          $7.44           $11.40          $12.46         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     41,781          27,423          5,831            365            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(552)

  Accumulation unit value:
    Beginning of period                    $17.88          $17.14          $16.78         $16.76          $16.14
    End of period                          $16.54          $17.88          $17.14         $16.78          $16.76
  Accumulation units outstanding
  at the end of period                     49,194          16,490           256             234             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1900)

  Accumulation unit value:
    Beginning of period                    $9.91            N/A             N/A             N/A            N/A
    End of period                          $9.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      309             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                    $12.68          $12.65          $11.20         $10.12           N/A
    End of period                          $7.90           $12.68          $12.65         $11.20           N/A
  Accumulation units outstanding
  at the end of period                     47,917          31,176           522             535            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.37          $10.20           N/A             N/A            N/A
    End of period                          $9.51           $10.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    186,027          77,854           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(311)

  Accumulation unit value:
    Beginning of period                    $15.79          $14.46          $11.23          $9.71          $8.13
    End of period                          $8.55           $15.79          $14.46         $11.23          $9.71
  Accumulation units outstanding
  at the end of period                    132,171         156,247          13,150          5,531          8,486

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(311)

  Accumulation unit value:
    Beginning of period                    $5.85            N/A
    End of period                          $8.13            N/A
  Accumulation units outstanding
  at the end of period                     2,363            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(831)

  Accumulation unit value:
    Beginning of period                    $22.53          $21.40          $19.58         $16.74           N/A
    End of period                          $12.21          $22.53          $21.40         $19.58           N/A
  Accumulation units outstanding
  at the end of period                     6,743           9,845            479             478            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(903)

  Accumulation unit value:
    Beginning of period                    $14.63          $14.10          $14.00         $14.22           N/A
    End of period                          $15.20          $14.63          $14.10         $14.00           N/A
  Accumulation units outstanding
  at the end of period                    183,549          8,154            229             230            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.90          $10.70           N/A             N/A            N/A
    End of period                          $6.77           $13.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    182,804         176,332           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(311)

  Accumulation unit value:
    Beginning of period                    $18.02          $18.98          $16.98         $16.00          $13.15
    End of period                          $10.73          $18.02          $18.98         $16.98          $16.00
  Accumulation units outstanding
  at the end of period                     17,760          22,745          3,215           3,486           667

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(311)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A
    End of period                          $13.15           N/A
  Accumulation units outstanding
  at the end of period                     1,413            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(620)

  Accumulation unit value:
    Beginning of period                    $14.35          $15.79          $13.86         $13.58          $12.06
    End of period                          $8.60           $14.35          $15.79         $13.86          $13.58
  Accumulation units outstanding
  at the end of period                     21,493          11,469          1,533           1,227          5,137

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(620)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1350)

  Accumulation unit value:
    Beginning of period                    $9.76           $10.42           N/A             N/A            N/A
    End of period                          $6.07           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    124,473          89,628           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(311)

  Accumulation unit value:
    Beginning of period                    $11.11          $11.72          $10.71         $11.31          $9.51
    End of period                          $7.02           $11.11          $11.72         $10.71          $11.31
  Accumulation units outstanding
  at the end of period                    134,900         159,818          26,491         20,383          3,594

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(311)

  Accumulation unit value:
    Beginning of period                    $6.90            N/A
    End of period                          $9.51            N/A
  Accumulation units outstanding
  at the end of period                     2,089            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(627)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.81          $10.69         $10.76          $10.51
    End of period                          $11.34          $11.22          $10.81         $10.69          $10.76
  Accumulation units outstanding
  at the end of period                     57,110          49,128          8,247           3,012          3,801

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(627)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1004)

  Accumulation unit value:
    Beginning of period                    $5.72           $5.62           $4.44            N/A            N/A
    End of period                          $3.37           $5.72           $5.62            N/A            N/A
  Accumulation units outstanding
  at the end of period                     78,622         144,480          6,085            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(1004)

  Accumulation unit value:
    Beginning of period                    $9.72           $10.82          $9.91            N/A            N/A
    End of period                          $6.52           $9.72           $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,410           3,721            103             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(610)

  Accumulation unit value:
    Beginning of period                    $10.39          $10.54          $8.34           $9.07          $8.55
    End of period                          $5.47           $10.39          $10.54          $8.34          $9.07
  Accumulation units outstanding
  at the end of period                    163,294         130,227          36,782         26,342          4,911

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.28          $11.71          $10.13           N/A            N/A
    End of period                          $5.08           $10.28          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                    198,018         130,528          4,391            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $9.18           $9.19            N/A             N/A            N/A
    End of period                          $5.57           $9.18            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,361          6,726            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(552)

  Accumulation unit value:
    Beginning of period                    $11.06          $13.72          $11.85         $11.45          $10.80
    End of period                          $5.32           $11.06          $13.72         $11.85          $11.45
  Accumulation units outstanding
  at the end of period                    109,413          25,156          1,880           2,172          2,370

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(610)

  Accumulation unit value:
    Beginning of period                    $17.71          $16.34          $11.96         $11.13          $9.31
    End of period                          $8.89           $17.71          $16.34         $11.96          $11.13
  Accumulation units outstanding
  at the end of period                    184,328         195,657          40,283         20,556          8,175

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(552)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.07          $10.68         $10.18          $10.35
    End of period                          $8.70           $11.61          $11.07         $10.68          $10.18
  Accumulation units outstanding
  at the end of period                     57,829          22,450          3,354           4,188          2,511

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1345)

  Accumulation unit value:
    Beginning of period                    $9.83           $10.12           N/A             N/A            N/A
    End of period                          $6.73           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     72,511          35,609           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1345)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(627)

  Accumulation unit value:
    Beginning of period                    $19.19          $17.82          $14.55         $13.17          $11.12
    End of period                          $10.68          $19.19          $17.82         $14.55          $13.17
  Accumulation units outstanding
  at the end of period                     80,457          88,775          6,669           3,140          3,490

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(627)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(752)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.61          $11.74         $10.43           N/A
    End of period                          $7.55           $13.46          $13.61         $11.74           N/A
  Accumulation units outstanding
  at the end of period                   2,396,545       2,137,566        130,326         39,511           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(752)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1116)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.66          $9.07            N/A            N/A
    End of period                          $6.21           $11.80          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                    381,299         220,628          5,339            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1116)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(791)

  Accumulation unit value:
    Beginning of period                    $12.38          $10.66          $10.43          $9.80           N/A
    End of period                          $7.06           $12.38          $10.66         $10.43           N/A
  Accumulation units outstanding
  at the end of period                     34,583          36,259          6,318            267            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.39           N/A             N/A            N/A
    End of period                          $6.06           $11.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    168,134         105,789           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(552)

  Accumulation unit value:
    Beginning of period                    $34.07          $25.83          $21.92         $16.43          $13.30
    End of period                          $20.65          $34.07          $25.83         $21.92          $16.43
  Accumulation units outstanding
  at the end of period                    172,314         115,723          17,962         21,894          4,792

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(610)

  Accumulation unit value:
    Beginning of period                    $13.17          $12.86          $12.60          $9.41          $8.18
    End of period                          $6.47           $13.17          $12.86         $12.60          $9.41
  Accumulation units outstanding
  at the end of period                    100,481         105,733          26,392         19,513          4,897

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1187)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.13          $10.09           N/A            N/A
    End of period                          $6.97           $10.63          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,594           16,902          2,981            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1187)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(311)

  Accumulation unit value:
    Beginning of period                    $15.25          $14.55          $13.60         $12.45          $11.03
    End of period                          $9.28           $15.25          $14.55         $13.60          $12.45
  Accumulation units outstanding
  at the end of period                     75,588          54,646          4,578           4,103          4,099

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(311)

  Accumulation unit value:
    Beginning of period                    $8.21            N/A
    End of period                          $11.03           N/A
  Accumulation units outstanding
  at the end of period                     1,704            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(311)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.63          $10.36         $10.18          $9.48
    End of period                          $7.24           $11.90          $11.63         $10.36          $10.18
  Accumulation units outstanding
  at the end of period                     85,989          66,911          5,835           5,552          5,149

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(311)

  Accumulation unit value:
    Beginning of period                    $7.69            N/A
    End of period                          $9.48            N/A
  Accumulation units outstanding
  at the end of period                     1,976            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                    $8.78           $10.25           N/A             N/A            N/A
    End of period                          $5.98           $8.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     94,483          68,854           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(610)

  Accumulation unit value:
    Beginning of period                    $17.24          $19.74          $18.48         $17.40          $15.48
    End of period                          $10.08          $17.24          $19.74         $18.48          $17.40
  Accumulation units outstanding
  at the end of period                     75,521          69,668          15,338         12,880          2,714

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(610)

  Accumulation unit value:
    Beginning of period                    $14.19          $14.87          $12.97         $12.76          $11.52
    End of period                          $9.01           $14.19          $14.87         $12.97          $12.76
  Accumulation units outstanding
  at the end of period                     50,474          52,443          8,341           2,449          3,538

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $6.43           $5.76           $5.40           $5.40           N/A
    End of period                          $3.55           $6.43           $5.76           $5.40           N/A
  Accumulation units outstanding
  at the end of period                    121,861         125,079          14,991           468            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(790)

  Accumulation unit value:
    Beginning of period                    $17.30          $14.85          $15.44         $12.37           N/A
    End of period                          $8.87           $17.30          $14.85         $15.44           N/A
  Accumulation units outstanding
  at the end of period                    309,438         307,402          29,510          9,394           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(790)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(830)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.95          $11.83         $10.51           N/A
    End of period                          $7.80           $13.98          $12.95         $11.83           N/A
  Accumulation units outstanding
  at the end of period                     87,292          52,339          5,873           2,034           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(552)

  Accumulation unit value:
    Beginning of period                    $14.29          $13.78          $12.08         $10.89          $10.04
    End of period                          $8.24           $14.29          $13.78         $12.08          $10.89
  Accumulation units outstanding
  at the end of period                     38,818          30,810          6,303           6,801          4,304

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1783)

  Accumulation unit value:
    Beginning of period                    $9.09            N/A             N/A             N/A            N/A
    End of period                          $4.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,260            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1783)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1783)

  Accumulation unit value:
    Beginning of period                    $7.99            N/A             N/A             N/A            N/A
    End of period                          $4.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,271           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1783)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.83          $10.20           N/A             N/A            N/A
    End of period                          $10.17          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    503,253          16,449           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(831)

  Accumulation unit value:
    Beginning of period                    $13.78          $13.05          $12.93         $13.04           N/A
    End of period                          $13.49          $13.78          $13.05         $12.93           N/A
  Accumulation units outstanding
  at the end of period                    305,738          43,274          7,167           1,512           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(903)

  Accumulation unit value:
    Beginning of period                    $19.34          $21.38          $19.27         $18.51           N/A
    End of period                          $11.23          $19.34          $21.38         $19.27           N/A
  Accumulation units outstanding
  at the end of period                      602             762             293             295            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(947)

  Accumulation unit value:
    Beginning of period                    $12.51          $12.97          $12.03         $11.89           N/A
    End of period                          $8.45           $12.51          $12.97         $12.03           N/A
  Accumulation units outstanding
  at the end of period                     96,210          91,127            77             162            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1788)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $5.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,937            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1818)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,447           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(1015)

  Accumulation unit value:
    Beginning of period                    $18.52          $20.13          $18.73           N/A            N/A
    End of period                          $9.54           $18.52          $20.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,637           3,637           3,504            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1900)

  Accumulation unit value:
    Beginning of period                    $8.74            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,980            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1455)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.32           N/A             N/A            N/A
    End of period                          $6.61           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    320,622          6,179            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.47            N/A             N/A             N/A            N/A
    End of period                          $6.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,031           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.40          $10.70           N/A             N/A            N/A
    End of period                          $6.17           $10.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      145             886             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.45          $10.24           N/A             N/A            N/A
    End of period                          $7.48           $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,598           202             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.42          $9.95            N/A             N/A            N/A
    End of period                          $6.63           $10.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,381          6,720            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.92            N/A             N/A             N/A            N/A
    End of period                          $7.05            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,991           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.23            N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,949           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.96          $14.05          $12.46         $11.78          $10.85
    End of period                          $8.88           $14.96          $14.05         $12.46          $11.78
  Accumulation units outstanding
  at the end of period                    147,401          87,202            99             120           1,446

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(805)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.95          $10.41         $10.14           N/A
    End of period                          $9.55           $11.35          $10.95         $10.41           N/A
  Accumulation units outstanding
  at the end of period                    379,130          95,049          27,911         27,370           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(805)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(668)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.99          $12.57         $11.99          $10.97
    End of period                          $9.35           $14.83          $13.99         $12.57          $11.99
  Accumulation units outstanding
  at the end of period                    198,903         235,378          1,933           4,016          1,537

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(668)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(805)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.55          $10.73         $10.28           N/A
    End of period                          $9.32           $12.14          $11.55         $10.73           N/A
  Accumulation units outstanding
  at the end of period                    254,118         137,945          33,656         31,622           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(805)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(487)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.30          $12.15         $11.71          $10.94
    End of period                          $9.96           $14.09          $13.30         $12.15          $11.71
  Accumulation units outstanding
  at the end of period                    235,522         168,577          27,498         28,695          4,577

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(487)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.44          $11.34           N/A             N/A            N/A
    End of period                          $7.80           $11.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,185          2,954            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.60          $11.72           N/A             N/A            N/A
    End of period                          $7.55           $11.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,449           4,714            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $11.75          $11.90           N/A             N/A            N/A
    End of period                          $7.37           $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,522           5,356            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.94          $10.52           N/A             N/A            N/A
    End of period                          $8.73           $10.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,323          17,494           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.44            N/A             N/A             N/A            N/A
    End of period                          $6.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,402            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(903)

  Accumulation unit value:
    Beginning of period                    $24.73          $23.59          $21.28         $21.00           N/A
    End of period                          $19.12          $24.73          $23.59         $21.28           N/A
  Accumulation units outstanding
  at the end of period                     35,459          7,935            259             260            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(903)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(605)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.24          $11.03         $11.01          $11.09
    End of period                          $11.45          $11.49          $11.24         $11.03          $11.01
  Accumulation units outstanding
  at the end of period                   1,203,614        538,628          15,046          9,251            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(605)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(620)

  Accumulation unit value:
    Beginning of period                    $21.00          $19.96          $16.93         $16.04          $14.50
    End of period                          $13.65          $21.00          $19.96         $16.93          $16.04
  Accumulation units outstanding
  at the end of period                     33,441          48,419          2,856           3,588            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(620)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(552)

  Accumulation unit value:
    Beginning of period                    $28.60          $26.63          $24.01         $23.21          $22.33
    End of period                          $15.94          $28.60          $26.63         $24.01          $23.21
  Accumulation units outstanding
  at the end of period                     21,333          12,189          3,147           3,361          1,854

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(552)

  Accumulation unit value:
    Beginning of period                    $39.92          $34.92          $33.52         $30.12          $27.48
    End of period                          $23.11          $39.92          $34.92         $33.52          $30.12
  Accumulation units outstanding
  at the end of period                     30,325          28,406          1,552           1,249          1,289

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(311)

  Accumulation unit value:
    Beginning of period                    $14.97          $15.23          $13.01         $12.56          $11.18
    End of period                          $8.69           $14.97          $15.23         $13.01          $12.56
  Accumulation units outstanding
  at the end of period                     28,624          24,189          1,667           1,539          3,578

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(311)

  Accumulation unit value:
    Beginning of period                    $8.58            N/A
    End of period                          $11.18           N/A
  Accumulation units outstanding
  at the end of period                     1,704            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.50%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(841)

  Accumulation unit value:
    Beginning of period                    $12.69          $15.31          $11.51         $10.44           N/A
    End of period                          $7.96           $12.69          $15.31         $11.51           N/A
  Accumulation units outstanding
  at the end of period                     5,877           7,938           10,953          3,150           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(841)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $16.76          $15.65          $13.09         $12.13          $10.69
    End of period                          $9.65           $16.76          $15.65         $13.09          $12.13
  Accumulation units outstanding
  at the end of period                     1,607           1,548           4,594           4,263          3,440

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $9.87            N/A
    End of period                          $10.69           N/A
  Accumulation units outstanding
  at the end of period                     3,403            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(461)

  Accumulation unit value:
    Beginning of period                    $13.42          $11.89          $11.30         $10.80          $10.07
    End of period                          $8.16           $13.42          $11.89         $11.30          $10.80
  Accumulation units outstanding
  at the end of period                       -              120             281            1,311          1,161

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(461)

  Accumulation unit value:
    Beginning of period                    $9.89            N/A
    End of period                          $10.07           N/A
  Accumulation units outstanding
  at the end of period                     1,011            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(461)

  Accumulation unit value:
    Beginning of period                    $14.78          $13.60          $12.18         $11.52          $11.05
    End of period                          $8.69           $14.78          $13.60         $12.18          $11.52
  Accumulation units outstanding
  at the end of period                     1,276           1,294           2,434           3,434          2,501

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(461)

  Accumulation unit value:
    Beginning of period                    $10.92           N/A
    End of period                          $11.05           N/A
  Accumulation units outstanding
  at the end of period                     1,983            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(541)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.24          $10.40          $9.69          $9.05
    End of period                          $8.27           $11.83          $11.24         $10.40          $9.69
  Accumulation units outstanding
  at the end of period                     1,396            124             302             310            147

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(541)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1046)

  Accumulation unit value:
    Beginning of period                    $26.98          $22.94          $22.62           N/A            N/A
    End of period                          $15.14          $26.98          $22.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                      207             676              51             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(644)

  Accumulation unit value:
    Beginning of period                    $26.18          $24.46          $23.98         $23.49          $20.43
    End of period                          $15.10          $26.18          $24.46         $23.98          $23.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -             138

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(644)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.57          $10.36           N/A             N/A            N/A
    End of period                          $6.46           $13.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      976            10,301           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.59          $10.21           N/A             N/A            N/A
    End of period                          $6.44           $10.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              685             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(461)

  Accumulation unit value:
    Beginning of period                    $17.00          $17.34          $15.82         $15.69          $15.13
    End of period                          $10.11          $17.00          $17.34         $15.82          $15.69
  Accumulation units outstanding
  at the end of period                      740             854            2,234           3,208          3,120

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(461)

  Accumulation unit value:
    Beginning of period                    $14.38           N/A
    End of period                          $15.13           N/A
  Accumulation units outstanding
  at the end of period                     2,695            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(541)

  Accumulation unit value:
    Beginning of period                    $22.87          $20.92          $17.86         $17.87          $15.52
    End of period                          $13.77          $22.87          $20.92         $17.86          $17.87
  Accumulation units outstanding
  at the end of period                      303             308             498             298            164

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.17           N/A             N/A            N/A
    End of period                          $6.14           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,641          12,986           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.83           $9.95            N/A             N/A            N/A
    End of period                          $5.69           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,023           4,344            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.80          $10.00           N/A            N/A
    End of period                          $7.35           $10.72          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                      473            1,369             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.78           $10.09           N/A             N/A            N/A
    End of period                          $5.93           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,148           1,719            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                    $11.40          $12.46          $10.85         $10.49           N/A
    End of period                          $7.44           $11.40          $12.46         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     1,636           1,636             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(462)

  Accumulation unit value:
    Beginning of period                    $17.87          $17.12          $16.77         $16.76          $16.07
    End of period                          $16.53          $17.87          $17.12         $16.77          $16.76
  Accumulation units outstanding
  at the end of period                     3,462           1,223           2,916           2,980          2,726

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(462)

  Accumulation unit value:
    Beginning of period                    $15.88           N/A
    End of period                          $16.07           N/A
  Accumulation units outstanding
  at the end of period                     1,455            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.68          $12.65          $11.20         $10.46           N/A
    End of period                          $7.90           $12.68          $12.65         $11.20           N/A
  Accumulation units outstanding
  at the end of period                      293             293            1,803            918            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.37          $10.14          $9.99            N/A            N/A
    End of period                          $9.51           $10.37          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(489)

  Accumulation unit value:
    Beginning of period                    $15.78          $14.45          $11.23          $9.71          $8.36
    End of period                          $8.54           $15.78          $14.45         $11.23          $9.71
  Accumulation units outstanding
  at the end of period                     7,343           7,854           10,862          5,839          2,654

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(489)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                    $22.51          $21.38          $19.56         $18.30           N/A
    End of period                          $12.20          $22.51          $21.38         $19.56           N/A
  Accumulation units outstanding
  at the end of period                      766             744             713             646            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(466)

  Accumulation unit value:
    Beginning of period                    $14.62          $14.09          $13.99         $14.02          $13.84
    End of period                          $15.19          $14.62          $14.09         $13.99          $14.02
  Accumulation units outstanding
  at the end of period                     6,800           2,870           4,116           3,444          1,982

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(466)

  Accumulation unit value:
    Beginning of period                    $13.74           N/A
    End of period                          $13.84           N/A
  Accumulation units outstanding
  at the end of period                     1,462            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.89          $10.81          $10.13           N/A            N/A
    End of period                          $6.77           $13.89          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,832           6,934             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(462)

  Accumulation unit value:
    Beginning of period                    $18.01          $18.97          $16.97         $15.99          $13.15
    End of period                          $10.72          $18.01          $18.97         $16.97          $15.99
  Accumulation units outstanding
  at the end of period                     6,381           5,883           5,680           6,230          3,814

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(462)

  Accumulation unit value:
    Beginning of period                    $12.72           N/A
    End of period                          $13.15           N/A
  Accumulation units outstanding
  at the end of period                     1,144            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(417)

  Accumulation unit value:
    Beginning of period                    $14.34          $15.78          $13.86         $13.57          $12.06
    End of period                          $8.59           $14.34          $15.78         $13.86          $13.57
  Accumulation units outstanding
  at the end of period                     4,249           4,433           5,242           4,846          3,479

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(417)

  Accumulation unit value:
    Beginning of period                    $10.91           N/A
    End of period                          $12.06           N/A
  Accumulation units outstanding
  at the end of period                     1,998            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(455)

  Accumulation unit value:
    Beginning of period                    $11.10          $11.72          $10.70         $11.31          $9.51
    End of period                          $7.01           $11.10          $11.72         $10.70          $11.31
  Accumulation units outstanding
  at the end of period                     9,507           7,006           11,168         22,098          19,149

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(455)

  Accumulation unit value:
    Beginning of period                    $8.57            N/A
    End of period                          $9.51            N/A
  Accumulation units outstanding
  at the end of period                     7,760            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(581)

  Accumulation unit value:
    Beginning of period                    $11.21          $10.80          $10.69         $10.76          $10.42
    End of period                          $11.34          $11.21          $10.80         $10.69          $10.76
  Accumulation units outstanding
  at the end of period                     1,902           2,483           2,682           2,487           189

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1041)

  Accumulation unit value:
    Beginning of period                    $5.71           $5.62           $4.87            N/A            N/A
    End of period                          $3.36           $5.71           $5.62            N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,296          17,024          17,576           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(862)

  Accumulation unit value:
    Beginning of period                    $9.72           $10.82          $9.78           $9.83           N/A
    End of period                          $6.51           $9.72           $10.82          $9.78           N/A
  Accumulation units outstanding
  at the end of period                      255              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(417)

  Accumulation unit value:
    Beginning of period                    $10.38          $10.54          $8.34           $9.07          $9.04
    End of period                          $5.47           $10.38          $10.54          $8.34          $9.07
  Accumulation units outstanding
  at the end of period                     16,036          13,359          22,701         28,407          31,075

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(417)

  Accumulation unit value:
    Beginning of period                    $7.99            N/A
    End of period                          $9.04            N/A
  Accumulation units outstanding
  at the end of period                     8,565            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                    $10.28          $11.71          $9.88            N/A            N/A
    End of period                          $5.07           $10.28          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,366           6,993           4,656            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(461)

  Accumulation unit value:
    Beginning of period                    $9.17           $9.07           $7.96           $7.82          $7.21
    End of period                          $5.56           $9.17           $9.07           $7.96          $7.82
  Accumulation units outstanding
  at the end of period                       -               -               -             2,181          2,131

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(461)

  Accumulation unit value:
    Beginning of period                    $6.81            N/A
    End of period                          $7.21            N/A
  Accumulation units outstanding
  at the end of period                     2,203            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(541)

  Accumulation unit value:
    Beginning of period                    $11.05          $13.72          $11.85         $11.45          $10.62
    End of period                          $5.32           $11.05          $13.72         $11.85          $11.45
  Accumulation units outstanding
  at the end of period                     4,335            108             787             767            124

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(417)

  Accumulation unit value:
    Beginning of period                    $17.70          $16.34          $11.95         $11.12          $8.90
    End of period                          $8.89           $17.70          $16.34         $11.95          $11.12
  Accumulation units outstanding
  at the end of period                     17,081          23,306          28,742         28,234          21,014

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(417)

  Accumulation unit value:
    Beginning of period                    $8.49            N/A
    End of period                          $8.90            N/A
  Accumulation units outstanding
  at the end of period                     8,263            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(541)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.07          $10.68         $10.17          $9.83
    End of period                          $8.70           $11.61          $11.07         $10.68          $10.17
  Accumulation units outstanding
  at the end of period                     2,910            312             305             298            247

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(541)

  Accumulation unit value:
    Beginning of period                    $19.18          $17.82          $14.55         $13.16          $11.34
    End of period                          $10.68          $19.18          $17.82         $14.55          $13.16
  Accumulation units outstanding
  at the end of period                     4,019           3,744           5,524           4,524           721

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(541)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.61          $11.74         $10.61           N/A
    End of period                          $7.54           $13.46          $13.61         $11.74           N/A
  Accumulation units outstanding
  at the end of period                     84,837         131,949         150,333         119,929          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.66           N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,683            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(820)

  Accumulation unit value:
    Beginning of period                    $12.38          $10.66          $10.43          $9.24           N/A
    End of period                          $7.06           $12.38          $10.66         $10.43           N/A
  Accumulation units outstanding
  at the end of period                      504             504             504             504            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(600)

  Accumulation unit value:
    Beginning of period                    $34.06          $25.82          $21.91         $16.42          $14.04
    End of period                          $20.64          $34.06          $25.82         $21.91          $16.42
  Accumulation units outstanding
  at the end of period                     2,389           6,511           7,407          11,770           798

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(600)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(455)

  Accumulation unit value:
    Beginning of period                    $13.17          $12.85          $12.59          $9.41          $8.20
    End of period                          $6.47           $13.17          $12.85         $12.59          $9.41
  Accumulation units outstanding
  at the end of period                     14,527          13,634          25,967         36,400          26,212

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(455)

  Accumulation unit value:
    Beginning of period                    $7.61            N/A
    End of period                          $8.20            N/A
  Accumulation units outstanding
  at the end of period                     8,890            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(545)

  Accumulation unit value:
    Beginning of period                    $15.25          $14.55          $13.60         $12.45          $11.23
    End of period                          $9.28           $15.25          $14.55         $13.60          $12.45
  Accumulation units outstanding
  at the end of period                     2,467           2,455           5,100           3,630           791

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(545)

  Accumulation unit value:
    Beginning of period                    $11.89          $11.63          $10.36         $10.17          $9.40
    End of period                          $7.23           $11.89          $11.63         $10.36          $10.17
  Accumulation units outstanding
  at the end of period                     17,245          17,505          19,824         20,922          4,757

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $8.67            N/A             N/A             N/A            N/A
    End of period                          $5.98            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,080            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(417)

  Accumulation unit value:
    Beginning of period                    $17.23          $19.73          $18.48         $17.39          $15.84
    End of period                          $10.07          $17.23          $19.73         $18.48          $17.39
  Accumulation units outstanding
  at the end of period                     7,021           6,667           8,763          14,308          10,521

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(417)

  Accumulation unit value:
    Beginning of period                    $14.25           N/A
    End of period                          $15.84           N/A
  Accumulation units outstanding
  at the end of period                     4,506            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(545)

  Accumulation unit value:
    Beginning of period                    $14.19          $14.87          $12.97         $12.76          $11.41
    End of period                          $9.01           $14.19          $14.87         $12.97          $12.76
  Accumulation units outstanding
  at the end of period                     4,722           4,421           3,766           3,665          1,503

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(541)

  Accumulation unit value:
    Beginning of period                    $6.43           $5.76           $5.40           $5.40          $5.08
    End of period                          $3.55           $6.43           $5.76           $5.40          $5.40
  Accumulation units outstanding
  at the end of period                     7,185           6,156            252             942            593

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(772)

  Accumulation unit value:
    Beginning of period                    $17.30          $14.85          $15.43         $11.95           N/A
    End of period                          $8.87           $17.30          $14.85         $15.43           N/A
  Accumulation units outstanding
  at the end of period                     3,975           9,015           9,178          16,734           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(819)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.94          $11.83         $10.45           N/A
    End of period                          $7.80           $13.98          $12.94         $11.83           N/A
  Accumulation units outstanding
  at the end of period                     21,540          21,469          14,707         14,797           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(819)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(461)

  Accumulation unit value:
    Beginning of period                    $14.29          $13.78          $12.08         $10.89          $9.47
    End of period                          $8.24           $14.29          $13.78         $12.08          $10.89
  Accumulation units outstanding
  at the end of period                     5,930           5,566           5,331           6,695          2,380

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(461)

  Accumulation unit value:
    Beginning of period                    $8.79            N/A
    End of period                          $9.47            N/A
  Accumulation units outstanding
  at the end of period                     1,707            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.83          $10.27           N/A             N/A            N/A
    End of period                          $10.17          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,426            958             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(462)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.05          $12.93         $12.96          $12.72
    End of period                          $13.49          $13.77          $13.05         $12.93          $12.96
  Accumulation units outstanding
  at the end of period                     13,579          12,176          11,988          9,801          4,929

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(462)

  Accumulation unit value:
    Beginning of period                    $12.68           N/A
    End of period                          $12.72           N/A
  Accumulation units outstanding
  at the end of period                     1,821            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(789)

  Accumulation unit value:
    Beginning of period                    $19.33          $21.37          $19.26         $17.85           N/A
    End of period                          $11.22          $19.33          $21.37         $19.26           N/A
  Accumulation units outstanding
  at the end of period                     1,762           1,553           1,928           1,785           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.51          $12.97          $12.04         $12.14          $11.83
    End of period                          $8.45           $12.51          $12.97         $12.04          $12.14
  Accumulation units outstanding
  at the end of period                     4,773           5,840           7,952           6,423          2,201

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                    $10.75           N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      449             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(792)

  Accumulation unit value:
    Beginning of period                    $18.51          $20.11          $18.25         $17.43           N/A
    End of period                          $9.53           $18.51          $20.11         $18.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               95             97             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(792)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $8.43            N/A             N/A             N/A            N/A
    End of period                          $6.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,793            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.11            N/A             N/A             N/A            N/A
    End of period                          $7.05            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       70             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(475)

  Accumulation unit value:
    Beginning of period                    $14.95          $14.04          $12.46         $11.77          $10.72
    End of period                          $8.87           $14.95          $14.04         $12.46          $11.77
  Accumulation units outstanding
  at the end of period                     4,613            725            3,044          19,919          19,920

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(475)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A
    End of period                          $10.72           N/A
  Accumulation units outstanding
  at the end of period                     2,553            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(776)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.95          $10.41         $10.25           N/A
    End of period                          $9.55           $11.35          $10.95         $10.41           N/A
  Accumulation units outstanding
  at the end of period                     8,478           12,150          11,796         11,704           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(448)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.99          $12.56         $11.99          $11.03
    End of period                          $9.35           $14.83          $13.99         $12.56          $11.99
  Accumulation units outstanding
  at the end of period                     43,683          63,472          70,913         42,745          20,790

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(448)

  Accumulation unit value:
    Beginning of period                    $10.58           N/A
    End of period                          $11.03           N/A
  Accumulation units outstanding
  at the end of period                     10,161           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.55          $10.73         $10.41           N/A
    End of period                          $9.32           $12.14          $11.55         $10.73           N/A
  Accumulation units outstanding
  at the end of period                     11,958          26,895          26,222         68,443           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(417)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.29          $12.15         $11.71          $10.95
    End of period                          $9.96           $14.09          $13.29         $12.15          $11.71
  Accumulation units outstanding
  at the end of period                     73,805          88,785          98,408         77,636          13,314

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(417)

  Accumulation unit value:
    Beginning of period                    $10.32           N/A
    End of period                          $10.95           N/A
  Accumulation units outstanding
  at the end of period                     5,459            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.05            N/A             N/A             N/A            N/A
    End of period                          $6.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,651            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(583)

  Accumulation unit value:
    Beginning of period                    $24.72          $23.58          $21.27         $20.71          $18.86
    End of period                          $19.11          $24.72          $23.58         $21.27          $20.71
  Accumulation units outstanding
  at the end of period                     2,231           2,080           1,761           1,761           242

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.24          $11.02         $11.00          $11.11
    End of period                          $11.44          $11.48          $11.24         $11.02          $11.00
  Accumulation units outstanding
  at the end of period                     25,333          13,536          13,536         13,536          2,053

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(599)

  Accumulation unit value:
    Beginning of period                    $20.99          $19.96          $16.92         $16.04          $14.70
    End of period                          $13.65          $20.99          $19.96         $16.92          $16.04
  Accumulation units outstanding
  at the end of period                      316              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(599)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $28.58          $26.62          $24.00         $23.19          $21.64
    End of period                          $15.93          $28.58          $26.62         $24.00          $23.19
  Accumulation units outstanding
  at the end of period                     4,294           3,806           4,967           5,227          1,135

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $20.49           N/A
    End of period                          $21.64           N/A
  Accumulation units outstanding
  at the end of period                      897             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $39.90          $34.90          $33.51         $30.11          $26.16
    End of period                          $23.10          $39.90          $34.90         $33.51          $30.11
  Accumulation units outstanding
  at the end of period                     2,416           2,335           2,798           2,223           729

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $25.47           N/A
    End of period                          $26.16           N/A
  Accumulation units outstanding
  at the end of period                      567             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                    $14.97          $15.22          $13.00         $12.56          $11.17
    End of period                          $8.69           $14.97          $15.22         $13.00          $12.56
  Accumulation units outstanding
  at the end of period                     2,697           3,136           4,192           3,250          3,300

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                    $10.45           N/A
    End of period                          $11.17           N/A
  Accumulation units outstanding
  at the end of period                     1,771            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.505%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(686)

  Accumulation unit value:
    Beginning of period                    $11.10          $11.71          $10.70         $11.30          $10.21
    End of period                          $7.01           $11.10          $11.71         $10.70          $11.30
  Accumulation units outstanding
  at the end of period                      896            1,086           1,220           1,182          1,324

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(686)

  Accumulation unit value:
    Beginning of period                    $10.38          $10.54          $8.34           $9.06          $8.26
    End of period                          $5.46           $10.38          $10.54          $8.34          $9.06
  Accumulation units outstanding
  at the end of period                     1,108           1,342           1,508           1,462          1,637

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(686)

  Accumulation unit value:
    Beginning of period                    $17.70          $16.33          $11.95         $11.12          $9.97
    End of period                          $8.88           $17.70          $16.33         $11.95          $11.12
  Accumulation units outstanding
  at the end of period                      758             918            1,032           1,211          1,356

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(686)

  Accumulation unit value:
    Beginning of period                    $13.16          $12.85          $12.59          $9.40          $8.37
    End of period                          $6.46           $13.16          $12.85         $12.59          $9.40
  Accumulation units outstanding
  at the end of period                      773             936            1,052           1,442          1,615

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(686)

  Accumulation unit value:
    Beginning of period                    $17.22          $19.72          $18.47         $17.39          $14.77
    End of period                          $10.07          $17.22          $19.72         $18.47          $17.39
  Accumulation units outstanding
  at the end of period                      536             649             730             818            916

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.51%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.68          $15.31          $11.51         $10.73           N/A
    End of period                          $7.95           $12.68          $15.31         $11.51           N/A
  Accumulation units outstanding
  at the end of period                     11,054          13,454          23,432         10,994           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(284)

  Accumulation unit value:
    Beginning of period                    $16.74          $15.63          $13.08         $12.11          $10.68
    End of period                          $9.64           $16.74          $15.63         $13.08          $12.11
  Accumulation units outstanding
  at the end of period                     9,727           9,551           22,186         21,550          12,799

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(284)

  Accumulation unit value:
    Beginning of period                    $7.50            N/A
    End of period                          $10.68           N/A
  Accumulation units outstanding
  at the end of period                     2,839            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(284)

  Accumulation unit value:
    Beginning of period                    $13.41          $11.88          $11.29         $10.80          $10.07
    End of period                          $8.15           $13.41          $11.88         $11.29          $10.80
  Accumulation units outstanding
  at the end of period                     26,680          24,798          27,270         26,921          18,842

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(284)

  Accumulation unit value:
    Beginning of period                    $7.54            N/A
    End of period                          $10.07           N/A
  Accumulation units outstanding
  at the end of period                     7,708            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(436)

  Accumulation unit value:
    Beginning of period                    $14.77          $13.60          $12.18         $11.52          $11.05
    End of period                          $8.68           $14.77          $13.60         $12.18          $11.52
  Accumulation units outstanding
  at the end of period                     13,253          9,394           21,401         18,223          15,554

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(436)

  Accumulation unit value:
    Beginning of period                    $10.61           N/A
    End of period                          $11.05           N/A
  Accumulation units outstanding
  at the end of period                      749             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(436)

  Accumulation unit value:
    Beginning of period                    $11.82          $11.23          $10.39          $9.68          $9.07
    End of period                          $8.27           $11.82          $11.23         $10.39          $9.68
  Accumulation units outstanding
  at the end of period                     23,785          14,805          15,995         17,468          6,425

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(436)

  Accumulation unit value:
    Beginning of period                    $8.74            N/A
    End of period                          $9.07            N/A
  Accumulation units outstanding
  at the end of period                     3,106            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(676)

  Accumulation unit value:
    Beginning of period                    $26.95          $22.91          $20.73         $20.85          $19.03
    End of period                          $15.11          $26.95          $22.91         $20.73          $20.85
  Accumulation units outstanding
  at the end of period                     1,676           3,360           7,403           6,590          6,145

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(676)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(412)

  Accumulation unit value:
    Beginning of period                    $26.15          $24.44          $23.95         $23.47          $21.55
    End of period                          $15.08          $26.15          $24.44         $23.95          $23.47
  Accumulation units outstanding
  at the end of period                     1,680           3,144           1,179           2,605           817

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(412)

  Accumulation unit value:
    Beginning of period                    $19.98           N/A
    End of period                          $21.55           N/A
  Accumulation units outstanding
  at the end of period                      306             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.57          $11.33           N/A             N/A            N/A
    End of period                          $6.46           $13.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,166         147,183           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.45           N/A             N/A             N/A            N/A
    End of period                          $6.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      627             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(412)

  Accumulation unit value:
    Beginning of period                    $16.98          $17.32          $15.80         $15.68          $15.12
    End of period                          $10.10          $16.98          $17.32         $15.80          $15.68
  Accumulation units outstanding
  at the end of period                     3,347           2,700           2,724           2,804          1,887

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(412)

  Accumulation unit value:
    Beginning of period                    $14.13           N/A
    End of period                          $15.12           N/A
  Accumulation units outstanding
  at the end of period                      914             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(284)

  Accumulation unit value:
    Beginning of period                    $22.85          $20.90          $17.85         $17.85          $15.41
    End of period                          $13.75          $22.85          $20.90         $17.85          $17.85
  Accumulation units outstanding
  at the end of period                     6,746           10,110          11,839          7,754          7,016

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(284)

  Accumulation unit value:
    Beginning of period                    $9.79            N/A
    End of period                          $15.41           N/A
  Accumulation units outstanding
  at the end of period                     2,632            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.08           N/A             N/A            N/A
    End of period                          $6.14           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     56,524          50,782           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.26           N/A             N/A            N/A
    End of period                          $5.69           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,247            593             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1121)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.80          $10.10           N/A            N/A
    End of period                          $7.35           $10.72          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,415          31,310          3,100            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1121)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.78           $10.32           N/A             N/A            N/A
    End of period                          $5.92           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,254           6,651            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(875)

  Accumulation unit value:
    Beginning of period                    $11.40          $12.45          $10.85         $10.89           N/A
    End of period                          $7.43           $11.40          $12.45         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     5,903           6,923           5,300           2,502           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(875)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(436)

  Accumulation unit value:
    Beginning of period                    $17.85          $17.10          $16.75         $16.74          $16.06
    End of period                          $16.50          $17.85          $17.10         $16.75          $16.74
  Accumulation units outstanding
  at the end of period                     31,919          36,804          71,686         61,040          14,490

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(436)

  Accumulation unit value:
    Beginning of period                    $15.72           N/A
    End of period                          $16.06           N/A
  Accumulation units outstanding
  at the end of period                      491             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.67          $12.64          $11.20         $10.65           N/A
    End of period                          $7.90           $12.67          $12.64         $11.20           N/A
  Accumulation units outstanding
  at the end of period                     11,742          14,844          17,520         13,479           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.36          $10.14          $9.99            N/A            N/A
    End of period                          $9.50           $10.36          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,137          17,716          6,762            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(284)

  Accumulation unit value:
    Beginning of period                    $15.76          $14.44          $11.22          $9.70          $8.12
    End of period                          $8.53           $15.76          $14.44         $11.22          $9.70
  Accumulation units outstanding
  at the end of period                     13,863          48,811          48,654         40,350          31,206

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(284)

  Accumulation unit value:
    Beginning of period                    $5.19            N/A
    End of period                          $8.12            N/A
  Accumulation units outstanding
  at the end of period                     5,721            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(412)

  Accumulation unit value:
    Beginning of period                    $22.49          $21.36          $19.55         $18.88          $16.40
    End of period                          $12.18          $22.49          $21.36         $19.55          $18.88
  Accumulation units outstanding
  at the end of period                     4,755           4,780            975            6,257           709

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(412)

  Accumulation unit value:
    Beginning of period                    $15.34           N/A
    End of period                          $16.40           N/A
  Accumulation units outstanding
  at the end of period                      399             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(378)

  Accumulation unit value:
    Beginning of period                    $14.60          $14.08          $13.98         $14.00          $13.83
    End of period                          $15.17          $14.60          $14.08         $13.98          $14.00
  Accumulation units outstanding
  at the end of period                     34,730          17,856          10,034          9,118          4,079

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(378)

  Accumulation unit value:
    Beginning of period                    $13.61           N/A
    End of period                          $13.83           N/A
  Accumulation units outstanding
  at the end of period                     2,591            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.89          $10.81          $10.13           N/A            N/A
    End of period                          $6.77           $13.89          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,524          31,430          5,298            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(284)

  Accumulation unit value:
    Beginning of period                    $18.00          $18.95          $16.96         $15.98          $13.14
    End of period                          $10.71          $18.00          $18.95         $16.96          $15.98
  Accumulation units outstanding
  at the end of period                     21,924          25,980          36,483         34,030          15,984

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(284)

  Accumulation unit value:
    Beginning of period                    $9.64            N/A
    End of period                          $13.14           N/A
  Accumulation units outstanding
  at the end of period                     2,611            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(435)

  Accumulation unit value:
    Beginning of period                    $14.33          $15.77          $13.84         $13.56          $12.06
    End of period                          $8.58           $14.33          $15.77         $13.84          $13.56
  Accumulation units outstanding
  at the end of period                     20,747          27,090          31,164         52,180          18,024

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(435)

  Accumulation unit value:
    Beginning of period                    $11.17           N/A
    End of period                          $12.06           N/A
  Accumulation units outstanding
  at the end of period                     6,992            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $6.23            N/A             N/A             N/A            N/A
    End of period                          $6.06            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,492            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(284)

  Accumulation unit value:
    Beginning of period                    $11.09          $11.71          $10.70         $11.30          $9.51
    End of period                          $7.01           $11.09          $11.71         $10.70          $11.30
  Accumulation units outstanding
  at the end of period                     65,012         124,198         131,670         134,088        102,230

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(284)

  Accumulation unit value:
    Beginning of period                    $6.45            N/A
    End of period                          $9.51            N/A
  Accumulation units outstanding
  at the end of period                     7,028            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(436)

  Accumulation unit value:
    Beginning of period                    $11.21          $10.80          $10.68         $10.76          $10.64
    End of period                          $11.33          $11.21          $10.80         $10.68          $10.76
  Accumulation units outstanding
  at the end of period                     38,498          60,616          78,994         80,030          11,895

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(436)

  Accumulation unit value:
    Beginning of period                    $10.51           N/A
    End of period                          $10.64           N/A
  Accumulation units outstanding
  at the end of period                      878             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(476)

  Accumulation unit value:
    Beginning of period                    $5.71           $5.61           $4.23           $4.30          $3.74
    End of period                          $3.36           $5.71           $5.61           $4.23          $4.30
  Accumulation units outstanding
  at the end of period                     13,396          20,065          41,215          5,537           243

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(476)

  Accumulation unit value:
    Beginning of period                    $3.50            N/A
    End of period                          $3.74            N/A
  Accumulation units outstanding
  at the end of period                     3,398            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(476)

  Accumulation unit value:
    Beginning of period                    $9.72           $10.82          $9.78          $10.27          $9.57
    End of period                          $6.51           $9.72           $10.82          $9.78          $10.27
  Accumulation units outstanding
  at the end of period                     6,249           5,566           10,060          8,264          2,493

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(476)

  Accumulation unit value:
    Beginning of period                    $9.21            N/A
    End of period                          $9.57            N/A
  Accumulation units outstanding
  at the end of period                     1,290            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(435)

  Accumulation unit value:
    Beginning of period                    $10.38          $10.53          $8.34           $9.06          $9.03
    End of period                          $5.46           $10.38          $10.53          $8.34          $9.06
  Accumulation units outstanding
  at the end of period                    183,991         202,402         292,359         319,535        143,720

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(435)

  Accumulation unit value:
    Beginning of period                    $8.04            N/A
    End of period                          $9.03            N/A
  Accumulation units outstanding
  at the end of period                     8,613            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                    $10.27          $11.71          $10.06           N/A            N/A
    End of period                          $5.07           $10.27          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                    104,442          99,355          57,775           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(436)

  Accumulation unit value:
    Beginning of period                    $9.17           $9.06           $7.95           $7.82          $7.21
    End of period                          $5.56           $9.17           $9.06           $7.95          $7.82
  Accumulation units outstanding
  at the end of period                     30,408          69,939          25,055         19,568          7,750

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(436)

  Accumulation unit value:
    Beginning of period                    $6.70            N/A
    End of period                          $7.21            N/A
  Accumulation units outstanding
  at the end of period                      777             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $11.04          $13.70          $11.84         $11.44          $10.34
    End of period                          $5.31           $11.04          $13.70         $11.84          $11.44
  Accumulation units outstanding
  at the end of period                     18,251          8,252           15,879         11,864          28,651

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $10.03           N/A
    End of period                          $10.34           N/A
  Accumulation units outstanding
  at the end of period                     1,184            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(470)

  Accumulation unit value:
    Beginning of period                    $17.69          $16.33          $11.95         $11.12          $8.90
    End of period                          $8.88           $17.69          $16.33         $11.95          $11.12
  Accumulation units outstanding
  at the end of period                    147,323         142,116         189,509         163,726         73,824

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(470)

  Accumulation unit value:
    Beginning of period                    $8.57            N/A
    End of period                          $8.90            N/A
  Accumulation units outstanding
  at the end of period                     1,943            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $11.60          $11.06          $10.67         $10.17          $10.08
    End of period                          $8.69           $11.60          $11.06         $10.67          $10.17
  Accumulation units outstanding
  at the end of period                     14,939          27,711          24,467         55,086          15,108

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $9.79            N/A
    End of period                          $10.08           N/A
  Accumulation units outstanding
  at the end of period                     1,213            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                    $9.83           $9.75            N/A             N/A            N/A
    End of period                          $6.72           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,050           11,354           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(441)

  Accumulation unit value:
    Beginning of period                    $19.17          $17.81          $14.54         $13.16          $11.29
    End of period                          $10.67          $19.17          $17.81         $14.54          $13.16
  Accumulation units outstanding
  at the end of period                     52,994         129,552          88,931         89,534          37,358

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(441)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A
    End of period                          $11.29           N/A
  Accumulation units outstanding
  at the end of period                     4,680            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.61          $11.74         $10.88          $9.87
    End of period                          $7.54           $13.46          $13.61         $11.74          $10.88
  Accumulation units outstanding
  at the end of period                    356,268         636,742         656,067         572,907         67,306

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1098)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.66          $9.16            N/A            N/A
    End of period                          $6.21           $11.80          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,734          25,907          4,786            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(819)

  Accumulation unit value:
    Beginning of period                    $12.37          $10.65          $10.43          $9.23           N/A
    End of period                          $7.06           $12.37          $10.65         $10.43           N/A
  Accumulation units outstanding
  at the end of period                     10,223          14,775          50,687         35,237           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(819)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.39           N/A             N/A            N/A
    End of period                          $6.06           $11.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,014          6,468            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(496)

  Accumulation unit value:
    Beginning of period                    $34.03          $25.80          $21.90         $16.41          $12.56
    End of period                          $20.62          $34.03          $25.80         $21.90          $16.41
  Accumulation units outstanding
  at the end of period                     52,068          43,346         103,020         66,018          28,006

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(496)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(441)

  Accumulation unit value:
    Beginning of period                    $13.16          $12.84          $12.58          $9.40          $8.19
    End of period                          $6.46           $13.16          $12.84         $12.58          $9.40
  Accumulation units outstanding
  at the end of period                     74,570          90,930         146,240         183,274         93,247

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(441)

  Accumulation unit value:
    Beginning of period                    $7.65            N/A
    End of period                          $8.19            N/A
  Accumulation units outstanding
  at the end of period                     1,723            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.13          $9.66            N/A            N/A
    End of period                          $6.97           $10.63          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,695            -             3,928            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(284)

  Accumulation unit value:
    Beginning of period                    $15.24          $14.54          $13.59         $12.45          $11.02
    End of period                          $9.27           $15.24          $14.54         $13.59          $12.45
  Accumulation units outstanding
  at the end of period                     60,119         130,519         106,386         101,962         50,745

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(284)

  Accumulation unit value:
    Beginning of period                    $7.60            N/A
    End of period                          $11.02           N/A
  Accumulation units outstanding
  at the end of period                     11,295           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(284)

  Accumulation unit value:
    Beginning of period                    $11.89          $11.62          $10.36         $10.17          $9.48
    End of period                          $7.23           $11.89          $11.62         $10.36          $10.17
  Accumulation units outstanding
  at the end of period                    148,070         156,408         199,571         183,801         74,026

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(284)

  Accumulation unit value:
    Beginning of period                    $6.97            N/A
    End of period                          $9.48            N/A
  Accumulation units outstanding
  at the end of period                     9,401            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                    $8.78           $10.25           N/A             N/A            N/A
    End of period                          $5.97           $8.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    129,214          7,376            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(416)

  Accumulation unit value:
    Beginning of period                    $17.21          $19.71          $18.46         $17.38          $15.83
    End of period                          $10.06          $17.21          $19.71         $18.46          $17.38
  Accumulation units outstanding
  at the end of period                     35,626          44,790          82,089         87,157          42,933

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(416)

  Accumulation unit value:
    Beginning of period                    $14.47           N/A
    End of period                          $15.83           N/A
  Accumulation units outstanding
  at the end of period                     6,592            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(378)

  Accumulation unit value:
    Beginning of period                    $14.18          $14.86          $12.97         $12.76          $11.14
    End of period                          $9.00           $14.18          $14.86         $12.97          $12.76
  Accumulation units outstanding
  at the end of period                     52,986         123,635         104,835         97,473          45,981

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(378)

  Accumulation unit value:
    Beginning of period                    $9.57            N/A
    End of period                          $11.14           N/A
  Accumulation units outstanding
  at the end of period                     7,589            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $6.42           $5.74           $5.39           $5.40          $5.48
    End of period                          $3.54           $6.42           $5.74           $5.39          $5.40
  Accumulation units outstanding
  at the end of period                     34,168          51,806          62,070         21,397            17

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $5.29            N/A
    End of period                          $5.48            N/A
  Accumulation units outstanding
  at the end of period                     2,248            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                    $17.29          $14.84          $15.43         $11.40          $9.53
    End of period                          $8.86           $17.29          $14.84         $15.43          $11.40
  Accumulation units outstanding
  at the end of period                     88,528          84,590         157,044         151,026         7,145

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.94          $11.83         $11.05          $10.13
    End of period                          $7.80           $13.98          $12.94         $11.83          $11.05
  Accumulation units outstanding
  at the end of period                     41,418          67,288          86,508         62,232          6,015

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(412)

  Accumulation unit value:
    Beginning of period                    $14.28          $13.77          $12.07         $10.88          $9.46
    End of period                          $8.24           $14.28          $13.77         $12.07          $10.88
  Accumulation units outstanding
  at the end of period                     17,338          23,875          36,079         20,567          12,520

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(412)

  Accumulation unit value:
    Beginning of period                    $8.41            N/A
    End of period                          $9.46            N/A
  Accumulation units outstanding
  at the end of period                     1,589            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1780)

  Accumulation unit value:
    Beginning of period                    $8.89            N/A             N/A             N/A            N/A
    End of period                          $4.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,476            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1780)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1771)

  Accumulation unit value:
    Beginning of period                    $7.91            N/A             N/A             N/A            N/A
    End of period                          $4.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,205            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.83          $10.26           N/A             N/A            N/A
    End of period                          $10.16          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     75,030          10,858           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(378)

  Accumulation unit value:
    Beginning of period                    $13.76          $13.04          $12.92         $12.95          $12.71
    End of period                          $13.47          $13.76          $13.04         $12.92          $12.95
  Accumulation units outstanding
  at the end of period                    126,579          94,893          99,411         56,029          20,065

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(378)

  Accumulation unit value:
    Beginning of period                    $12.45           N/A
    End of period                          $12.71           N/A
  Accumulation units outstanding
  at the end of period                     9,375            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(436)

  Accumulation unit value:
    Beginning of period                    $19.31          $21.35          $19.25         $18.15          $16.46
    End of period                          $11.20          $19.31          $21.35         $19.25          $18.15
  Accumulation units outstanding
  at the end of period                     3,295           2,949           3,134           2,337           437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(436)

  Accumulation unit value:
    Beginning of period                    $15.63           N/A
    End of period                          $16.46           N/A
  Accumulation units outstanding
  at the end of period                      199             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.50          $12.96          $12.03         $12.13          $11.82
    End of period                          $8.44           $12.50          $12.96         $12.03          $12.13
  Accumulation units outstanding
  at the end of period                     88,578         126,343         139,782         118,325         39,109

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1818)

  Accumulation unit value:
    Beginning of period                    $10.38           N/A             N/A             N/A            N/A
    End of period                          $5.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,496            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(486)

  Accumulation unit value:
    Beginning of period                    $18.49          $20.09          $18.23         $17.82          $16.64
    End of period                          $9.52           $18.49          $20.09         $18.23          $17.82
  Accumulation units outstanding
  at the end of period                     9,864           1,649           6,823           1,710           220

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(486)

  Accumulation unit value:
    Beginning of period                    $16.64           N/A
    End of period                          $16.64           N/A
  Accumulation units outstanding
  at the end of period                      219             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.01            N/A             N/A             N/A            N/A
    End of period                          $6.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,586           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $6.16            N/A             N/A             N/A            N/A
    End of period                          $6.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,817            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.45          $10.18           N/A             N/A            N/A
    End of period                          $7.48           $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,262          23,526           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.94            N/A             N/A             N/A            N/A
    End of period                          $7.05            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      485             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(402)

  Accumulation unit value:
    Beginning of period                    $14.93          $14.03          $12.45         $11.77          $10.71
    End of period                          $8.86           $14.93          $14.03         $12.45          $11.77
  Accumulation units outstanding
  at the end of period                     57,006          70,386          80,225         85,064          70,463

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(402)

  Accumulation unit value:
    Beginning of period                    $9.95            N/A
    End of period                          $10.71           N/A
  Accumulation units outstanding
  at the end of period                     5,524            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(733)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.95          $10.41         $10.29          $10.26
    End of period                          $9.54           $11.35          $10.95         $10.41          $10.29
  Accumulation units outstanding
  at the end of period                    196,717          95,527          55,201         69,614          1,509

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(412)

  Accumulation unit value:
    Beginning of period                    $14.81          $13.98          $12.55         $11.98          $11.03
    End of period                          $9.34           $14.81          $13.98         $12.55          $11.98
  Accumulation units outstanding
  at the end of period                    134,620         168,169         195,828         198,376        172,698

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(412)

  Accumulation unit value:
    Beginning of period                    $10.38           N/A
    End of period                          $11.03           N/A
  Accumulation units outstanding
  at the end of period                     22,995           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(695)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.55          $10.73         $10.48          $10.02
    End of period                          $9.32           $12.13          $11.55         $10.73          $10.48
  Accumulation units outstanding
  at the end of period                     96,351         167,367         182,578         136,240         14,636

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(378)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.28          $12.14         $11.70          $10.95
    End of period                          $9.95           $14.07          $13.28         $12.14          $11.70
  Accumulation units outstanding
  at the end of period                    188,567         219,511         288,320         279,533        105,762

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(378)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A
    End of period                          $10.95           N/A
  Accumulation units outstanding
  at the end of period                     22,775           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.70            N/A             N/A             N/A            N/A
    End of period                          $6.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,322            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(409)

  Accumulation unit value:
    Beginning of period                    $24.69          $23.55          $21.25         $20.69          $19.14
    End of period                          $19.09          $24.69          $23.55         $21.25          $20.69
  Accumulation units outstanding
  at the end of period                     25,081          23,192          28,710         30,756          22,356

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(409)

  Accumulation unit value:
    Beginning of period                    $17.78           N/A
    End of period                          $19.14           N/A
  Accumulation units outstanding
  at the end of period                     13,947           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(426)

  Accumulation unit value:
    Beginning of period                    $11.47          $11.23          $11.01         $10.99          $11.19
    End of period                          $11.43          $11.47          $11.23         $11.01          $10.99
  Accumulation units outstanding
  at the end of period                    204,524          91,548          68,911         60,407          42,990

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(426)

  Accumulation unit value:
    Beginning of period                    $11.24           N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                     9,607            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(412)

  Accumulation unit value:
    Beginning of period                    $20.98          $19.95          $16.92         $16.04          $14.33
    End of period                          $13.64          $20.98          $19.95         $16.92          $16.04
  Accumulation units outstanding
  at the end of period                     9,064           19,785          31,147         16,690          15,855

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(412)

  Accumulation unit value:
    Beginning of period                    $12.86           N/A
    End of period                          $14.33           N/A
  Accumulation units outstanding
  at the end of period                     4,605            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(412)

  Accumulation unit value:
    Beginning of period                    $28.55          $26.59          $23.98         $23.17          $21.62
    End of period                          $15.91          $28.55          $26.59         $23.98          $23.17
  Accumulation units outstanding
  at the end of period                     17,146          27,458          17,069         14,540          10,234

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(412)

  Accumulation unit value:
    Beginning of period                    $20.11           N/A
    End of period                          $21.62           N/A
  Accumulation units outstanding
  at the end of period                     3,440            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(409)

  Accumulation unit value:
    Beginning of period                    $39.85          $34.86          $33.47         $30.08          $26.13
    End of period                          $23.06          $39.85          $34.86         $33.47          $30.08
  Accumulation units outstanding
  at the end of period                     20,903          19,553          24,019         22,444          15,046

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(409)

  Accumulation unit value:
    Beginning of period                    $24.16           N/A
    End of period                          $26.13           N/A
  Accumulation units outstanding
  at the end of period                     6,932            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(284)

  Accumulation unit value:
    Beginning of period                    $14.96          $15.21          $12.99         $12.55          $11.17
    End of period                          $8.68           $14.96          $15.21         $12.99          $12.55
  Accumulation units outstanding
  at the end of period                     22,241          48,032          67,307         60,689          40,702

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(284)

  Accumulation unit value:
    Beginning of period                    $7.81            N/A
    End of period                          $11.17           N/A
  Accumulation units outstanding
  at the end of period                     15,130           N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.52%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1153)

  Accumulation unit value:
    Beginning of period                    $12.68          $15.30          $14.07           N/A            N/A
    End of period                          $7.95           $12.68          $15.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              403              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1153)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $16.71          $16.66           N/A             N/A            N/A
    End of period                          $9.63           $16.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,190            892             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $13.40          $12.32           N/A             N/A            N/A
    End of period                          $8.14           $13.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,711           2,648            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $14.76          $15.87           N/A             N/A            N/A
    End of period                          $8.67           $14.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      204             204             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.57          $11.84           N/A             N/A            N/A
    End of period                          $6.45           $13.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             25,604           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(689)

  Accumulation unit value:
    Beginning of period                    $16.96          $17.30          $15.79         $15.66          $14.06
    End of period                          $10.08          $16.96          $17.30         $15.79          $15.66
  Accumulation units outstanding
  at the end of period                       -               -              370             371            371

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $22.82          $23.08           N/A             N/A            N/A
    End of period                          $13.73          $22.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      450             235             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1212)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.80          $10.80           N/A            N/A
    End of period                          $7.35           $10.72          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,977           2,395           2,369            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(900)

  Accumulation unit value:
    Beginning of period                    $17.82          $17.08          $16.73         $16.81           N/A
    End of period                          $16.48          $17.82          $17.08         $16.73           N/A
  Accumulation units outstanding
  at the end of period                       -             1,179            744             659            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.67          $13.30           N/A             N/A            N/A
    End of period                          $7.90           $12.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      223             236             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.36          $10.14          $9.99            N/A            N/A
    End of period                          $9.50           $10.36          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              650            1,253            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(900)

  Accumulation unit value:
    Beginning of period                    $15.75          $14.43          $11.21         $10.04           N/A
    End of period                          $8.52           $15.75          $14.43         $11.21           N/A
  Accumulation units outstanding
  at the end of period                     5,157           5,894           6,614           1,488           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $22.46          $22.77           N/A             N/A            N/A
    End of period                          $12.17          $22.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      144             125             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $14.56           N/A             N/A             N/A            N/A
    End of period                          $15.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,857            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.89          $12.78           N/A             N/A            N/A
    End of period                          $6.77           $13.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      515             529             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(805)

  Accumulation unit value:
    Beginning of period                    $17.98          $18.93          $16.95         $15.64           N/A
    End of period                          $10.70          $17.98          $18.93         $16.95           N/A
  Accumulation units outstanding
  at the end of period                     1,450           2,180           1,927           1,088           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(805)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(866)

  Accumulation unit value:
    Beginning of period                    $14.32          $15.76          $13.83         $13.79           N/A
    End of period                          $8.57           $14.32          $15.76         $13.83           N/A
  Accumulation units outstanding
  at the end of period                       -              109             109             672            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(866)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(786)

  Accumulation unit value:
    Beginning of period                    $11.08          $11.70          $10.69         $11.35           N/A
    End of period                          $7.00           $11.08          $11.70         $10.69           N/A
  Accumulation units outstanding
  at the end of period                     3,174           2,175           8,149           7,904           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(900)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.79          $10.68         $10.76           N/A
    End of period                          $11.32          $11.20          $10.79         $10.68           N/A
  Accumulation units outstanding
  at the end of period                     3,492           1,404             -             1,029           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1029)

  Accumulation unit value:
    Beginning of period                    $5.70           $5.61           $4.73            N/A            N/A
    End of period                          $3.36           $5.70           $5.61            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $9.71           $10.83           N/A             N/A            N/A
    End of period                          $6.50           $9.71            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      281             293             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(786)

  Accumulation unit value:
    Beginning of period                    $10.36          $10.52          $8.33           $8.86           N/A
    End of period                          $5.45           $10.36          $10.52          $8.33           N/A
  Accumulation units outstanding
  at the end of period                     2,280           3,106           10,108         10,931           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(866)

  Accumulation unit value:
    Beginning of period                    $9.16           $9.05           $7.95           $7.81           N/A
    End of period                          $5.55           $9.16           $9.05           $7.95           N/A
  Accumulation units outstanding
  at the end of period                       -              380             380             380            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(866)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $11.03          $12.53           N/A             N/A            N/A
    End of period                          $5.31           $11.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      307             245             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(786)

  Accumulation unit value:
    Beginning of period                    $17.67          $16.31          $11.94         $10.86           N/A
    End of period                          $8.87           $17.67          $16.31         $11.94           N/A
  Accumulation units outstanding
  at the end of period                     1,818           2,710           7,543           8,707           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(776)

  Accumulation unit value:
    Beginning of period                    $11.59          $11.05          $10.66         $10.07           N/A
    End of period                          $8.68           $11.59          $11.05         $10.66           N/A
  Accumulation units outstanding
  at the end of period                     2,368           2,580           2,314           1,585           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(776)

  Accumulation unit value:
    Beginning of period                    $19.16          $17.80          $14.54         $13.40           N/A
    End of period                          $10.66          $19.16          $17.80         $14.54           N/A
  Accumulation units outstanding
  at the end of period                     2,933           2,772           2,048           1,884           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(759)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.60          $11.74         $10.79           N/A
    End of period                          $7.54           $13.45          $13.60         $11.74           N/A
  Accumulation units outstanding
  at the end of period                     37,251          66,652          45,615         28,001           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(776)

  Accumulation unit value:
    Beginning of period                    $12.37          $10.65          $10.43          $9.80           N/A
    End of period                          $7.05           $12.37          $10.65         $10.43           N/A
  Accumulation units outstanding
  at the end of period                     2,000           2,128           1,603           1,084           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(789)

  Accumulation unit value:
    Beginning of period                    $33.99          $25.77          $21.88         $19.42           N/A
    End of period                          $20.59          $33.99          $25.77         $21.88           N/A
  Accumulation units outstanding
  at the end of period                     7,740            516            12,923         13,769           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(786)

  Accumulation unit value:
    Beginning of period                    $13.14          $12.83          $12.57         $10.11           N/A
    End of period                          $6.45           $13.14          $12.83         $12.57           N/A
  Accumulation units outstanding
  at the end of period                     2,068           2,008           7,604           7,071           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $8.98            N/A             N/A             N/A            N/A
    End of period                          $6.97            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,031            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(776)

  Accumulation unit value:
    Beginning of period                    $15.23          $14.53          $13.59         $12.47           N/A
    End of period                          $9.27           $15.23          $14.53         $13.59           N/A
  Accumulation units outstanding
  at the end of period                     4,411           4,869           3,894           2,993           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(776)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.61          $10.35         $10.08           N/A
    End of period                          $7.22           $11.88          $11.61         $10.35           N/A
  Accumulation units outstanding
  at the end of period                     7,671           8,201           6,901           5,858           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(786)

  Accumulation unit value:
    Beginning of period                    $17.19          $19.69          $18.45         $16.99           N/A
    End of period                          $10.05          $17.19          $19.69         $18.45           N/A
  Accumulation units outstanding
  at the end of period                     1,090           1,187           4,793           4,651           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(776)

  Accumulation unit value:
    Beginning of period                    $14.17          $14.85          $12.96         $12.38           N/A
    End of period                          $8.99           $14.17          $14.85         $12.96           N/A
  Accumulation units outstanding
  at the end of period                     3,347           4,284           3,322           3,025           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.42           $5.85            N/A             N/A            N/A
    End of period                          $3.54           $6.42            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,114            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(759)

  Accumulation unit value:
    Beginning of period                    $17.29          $14.84          $15.43         $11.86           N/A
    End of period                          $8.86           $17.29          $14.84         $15.43           N/A
  Accumulation units outstanding
  at the end of period                     2,891           3,200             -             6,543           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(900)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.94          $11.83         $11.09           N/A
    End of period                          $7.79           $13.97          $12.94         $11.83           N/A
  Accumulation units outstanding
  at the end of period                     1,343           1,145           3,926           2,539           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.61           N/A             N/A             N/A            N/A
    End of period                          $10.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,315            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $13.75          $13.15           N/A             N/A            N/A
    End of period                          $13.46          $13.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,490            687             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                    $19.28          $21.26           N/A             N/A            N/A
    End of period                          $11.19          $19.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      159             147             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(726)

  Accumulation unit value:
    Beginning of period                    $14.92          $14.01          $12.44         $11.76          $11.64
    End of period                          $8.85           $14.92          $14.01         $12.44          $11.76
  Accumulation units outstanding
  at the end of period                       -              132             133             133            133

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(726)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                    $11.34          $10.94          $10.41         $10.29          $9.98
    End of period                          $9.54           $11.34          $10.94         $10.41          $10.29
  Accumulation units outstanding
  at the end of period                     5,159           6,634           7,382          13,621          4,056

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(643)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.96          $12.54         $11.97          $10.76
    End of period                          $9.33           $14.80          $13.96         $12.54          $11.97
  Accumulation units outstanding
  at the end of period                     15,049          18,422          17,755         12,382          3,947

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(643)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(704)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.55          $10.73         $10.48          $10.27
    End of period                          $9.31           $12.13          $11.55         $10.73          $10.48
  Accumulation units outstanding
  at the end of period                     15,726          28,619          27,929         30,162          3,476

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(621)

  Accumulation unit value:
    Beginning of period                    $14.06          $13.27          $12.13         $11.69          $10.77
    End of period                          $9.94           $14.06          $13.27         $12.13          $11.69
  Accumulation units outstanding
  at the end of period                     1,766           12,793          13,224         13,226          12,526

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(621)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $8.93            N/A             N/A             N/A            N/A
    End of period                          $6.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,581            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(866)

  Accumulation unit value:
    Beginning of period                    $24.66          $23.53          $21.23         $20.68           N/A
    End of period                          $19.06          $24.66          $23.53         $21.23           N/A
  Accumulation units outstanding
  at the end of period                      347             630             217             217            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(866)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(935)

  Accumulation unit value:
    Beginning of period                    $11.45          $11.21          $11.00         $10.97           N/A
    End of period                          $11.41          $11.45          $11.21         $11.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(866)

  Accumulation unit value:
    Beginning of period                    $28.51          $26.55          $23.95         $23.00           N/A
    End of period                          $15.89          $28.51          $26.55         $23.95           N/A
  Accumulation units outstanding
  at the end of period                       -              194             194             194            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(866)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(866)

  Accumulation unit value:
    Beginning of period                    $39.79          $34.82          $33.43         $30.86           N/A
    End of period                          $23.03          $39.79          $34.82         $33.43           N/A
  Accumulation units outstanding
  at the end of period                      346             287             374             259            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(866)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $14.94          $15.95           N/A             N/A            N/A
    End of period                          $8.67           $14.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,831           1,438            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.545%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(996)

  Accumulation unit value:
    Beginning of period                    $12.67          $15.30          $11.99           N/A            N/A
    End of period                          $7.94           $12.67          $15.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                      417             418            3,551            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(996)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                    $16.66          $15.57          $13.03         $12.07          $10.22
    End of period                          $9.59           $16.66          $15.57         $13.03          $12.07
  Accumulation units outstanding
  at the end of period                       -             8,713           6,132           5,492          2,380

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(426)

  Accumulation unit value:
    Beginning of period                    $13.38          $11.86          $11.28         $10.79          $10.06
    End of period                          $8.13           $13.38          $11.86         $11.28          $10.79
  Accumulation units outstanding
  at the end of period                       -              270             270             271            534

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(426)

  Accumulation unit value:
    Beginning of period                    $9.57            N/A
    End of period                          $10.06           N/A
  Accumulation units outstanding
  at the end of period                      271             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(426)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.57          $12.16         $11.50          $11.04
    End of period                          $8.66           $14.73          $13.57         $12.16          $11.50
  Accumulation units outstanding
  at the end of period                       -              122            1,347           2,612          2,988

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(426)

  Accumulation unit value:
    Beginning of period                    $10.56           N/A
    End of period                          $11.04           N/A
  Accumulation units outstanding
  at the end of period                      123             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(426)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.20          $10.37          $9.66          $9.06
    End of period                          $8.24           $11.79          $11.20         $10.37          $9.66
  Accumulation units outstanding
  at the end of period                       -              743             744             745            745

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(426)

  Accumulation unit value:
    Beginning of period                    $8.69            N/A
    End of period                          $9.06            N/A
  Accumulation units outstanding
  at the end of period                      746             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $26.83          $24.62           N/A             N/A            N/A
    End of period                          $15.04          $26.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       9             3,662            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(426)

  Accumulation unit value:
    Beginning of period                    $26.03          $24.34          $23.87         $23.39          $21.48
    End of period                          $15.01          $26.03          $24.34         $23.87          $23.39
  Accumulation units outstanding
  at the end of period                     1,261           1,392           1,479           3,455          1,877

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(426)

  Accumulation unit value:
    Beginning of period                    $20.08           N/A
    End of period                          $21.48           N/A
  Accumulation units outstanding
  at the end of period                       65             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.57          $10.62           N/A             N/A            N/A
    End of period                          $6.45           $13.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,283           4,585            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(515)

  Accumulation unit value:
    Beginning of period                    $22.76          $20.83          $17.79         $17.80          $16.68
    End of period                          $13.69          $22.76          $20.83         $17.79          $17.80
  Accumulation units outstanding
  at the end of period                       -             8,498            295              -             163

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $6.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,245            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.12           N/A             N/A            N/A
    End of period                          $5.68           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             10,058           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(960)

  Accumulation unit value:
    Beginning of period                    $11.39          $12.45          $10.85         $11.01           N/A
    End of period                          $7.42           $11.39          $12.45         $10.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,729           1,853           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(960)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(512)

  Accumulation unit value:
    Beginning of period                    $17.77          $17.04          $16.69         $16.68          $16.12
    End of period                          $16.43          $17.77          $17.04         $16.69          $16.68
  Accumulation units outstanding
  at the end of period                     1,909           1,884           1,568           1,642          1,829

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.64          $11.20         $11.05           N/A
    End of period                          $7.89           $12.66          $12.64         $11.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1221)

  Accumulation unit value:
    Beginning of period                    $10.36          $10.14          $10.14           N/A            N/A
    End of period                          $9.50           $10.36          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1221)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(680)

  Accumulation unit value:
    Beginning of period                    $15.71          $14.39          $11.19          $9.68          $8.76
    End of period                          $8.50           $15.71          $14.39         $11.19          $9.68
  Accumulation units outstanding
  at the end of period                     10,161          1,695           1,463           1,533          1,608

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(426)

  Accumulation unit value:
    Beginning of period                    $22.39          $21.27          $19.47         $18.81          $16.36
    End of period                          $12.12          $22.39          $21.27         $19.47          $18.81
  Accumulation units outstanding
  at the end of period                     5,723             -               -              168            168

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(426)

  Accumulation unit value:
    Beginning of period                    $15.39           N/A
    End of period                          $16.36           N/A
  Accumulation units outstanding
  at the end of period                      169             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(512)

  Accumulation unit value:
    Beginning of period                    $14.54          $14.02          $13.93         $13.96          $13.93
    End of period                          $15.10          $14.54          $14.02         $13.93          $13.96
  Accumulation units outstanding
  at the end of period                     2,972             -               -               -             371

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.88          $11.01           N/A             N/A            N/A
    End of period                          $6.76           $13.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,781            27             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(426)

  Accumulation unit value:
    Beginning of period                    $17.93          $18.89          $16.91         $15.95          $13.11
    End of period                          $10.67          $17.93          $18.89         $16.91          $15.95
  Accumulation units outstanding
  at the end of period                     1,714           2,708           2,989           3,608          3,910

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(426)

  Accumulation unit value:
    Beginning of period                    $12.27           N/A
    End of period                          $13.11           N/A
  Accumulation units outstanding
  at the end of period                      212             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(426)

  Accumulation unit value:
    Beginning of period                    $14.28          $15.72          $13.81         $13.53          $12.03
    End of period                          $8.55           $14.28          $15.72         $13.81          $13.53
  Accumulation units outstanding
  at the end of period                     2,436           2,661           4,284           5,033          2,566

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(426)

  Accumulation unit value:
    Beginning of period                    $11.03           N/A
    End of period                          $12.03           N/A
  Accumulation units outstanding
  at the end of period                      118             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(456)

  Accumulation unit value:
    Beginning of period                    $11.06          $11.68          $10.67         $11.28          $9.49
    End of period                          $6.99           $11.06          $11.68         $10.67          $11.28
  Accumulation units outstanding
  at the end of period                       -             6,986           7,438           9,693          3,177

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(456)

  Accumulation unit value:
    Beginning of period                    $8.48            N/A
    End of period                          $9.49            N/A
  Accumulation units outstanding
  at the end of period                     1,380            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(475)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.78          $10.67         $10.74          $10.63
    End of period                          $11.30          $11.18          $10.78         $10.67          $10.74
  Accumulation units outstanding
  at the end of period                     7,443           10,779          11,510         15,021          9,240

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(475)

  Accumulation unit value:
    Beginning of period                    $10.61           N/A
    End of period                          $10.63           N/A
  Accumulation units outstanding
  at the end of period                     1,214            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.69           $5.78            N/A             N/A            N/A
    End of period                          $3.35           $5.69            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      131             132             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(947)

  Accumulation unit value:
    Beginning of period                    $9.69           $10.78          $9.75           $9.67           N/A
    End of period                          $6.49           $9.69           $10.78          $9.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(456)

  Accumulation unit value:
    Beginning of period                    $10.34          $10.51          $8.32           $9.04          $9.02
    End of period                          $5.44           $10.34          $10.51          $8.32          $9.04
  Accumulation units outstanding
  at the end of period                     1,642           9,241           10,102         13,787          6,054

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(456)

  Accumulation unit value:
    Beginning of period                    $8.07            N/A
    End of period                          $9.02            N/A
  Accumulation units outstanding
  at the end of period                     1,458            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                    $10.27          $11.70          $10.01           N/A            N/A
    End of period                          $5.07           $10.27          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                      603             477             467             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(899)

  Accumulation unit value:
    Beginning of period                    $9.14           $9.03           $7.93           $7.77           N/A
    End of period                          $5.54           $9.14           $9.03           $7.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(899)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(664)

  Accumulation unit value:
    Beginning of period                    $11.01          $13.67          $11.81         $11.42          $10.73
    End of period                          $5.30           $11.01          $13.67         $11.81          $11.42
  Accumulation units outstanding
  at the end of period                     1,975           2,033           2,078          12,946          2,164

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(664)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(456)

  Accumulation unit value:
    Beginning of period                    $17.64          $16.28          $11.92         $11.10          $8.88
    End of period                          $8.85           $17.64          $16.28         $11.92          $11.10
  Accumulation units outstanding
  at the end of period                     1,527           6,054           8,347          13,205          6,373

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(456)

  Accumulation unit value:
    Beginning of period                    $8.36            N/A
    End of period                          $8.88            N/A
  Accumulation units outstanding
  at the end of period                     1,480            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(680)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.03          $10.65         $10.15          $9.47
    End of period                          $8.66           $11.57          $11.03         $10.65          $10.15
  Accumulation units outstanding
  at the end of period                     3,093            591            2,312          14,619           558

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(475)

  Accumulation unit value:
    Beginning of period                    $19.13          $17.78          $14.52         $13.15          $11.29
    End of period                          $10.65          $19.13          $17.78         $14.52          $13.15
  Accumulation units outstanding
  at the end of period                     2,707           7,456           8,782          11,380          6,958

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(475)

  Accumulation unit value:
    Beginning of period                    $10.79           N/A
    End of period                          $11.29           N/A
  Accumulation units outstanding
  at the end of period                     1,172            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(831)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.60          $11.74         $10.54           N/A
    End of period                          $7.53           $13.44          $13.60         $11.74           N/A
  Accumulation units outstanding
  at the end of period                     68,838         101,807          87,982         61,270           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.79          $10.61           N/A             N/A            N/A
    End of period                          $6.20           $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       49            1,527            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1092)

  Accumulation unit value:
    Beginning of period                    $12.36          $10.65          $9.38            N/A            N/A
    End of period                          $7.05           $12.36          $10.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1336)

  Accumulation unit value:
    Beginning of period                    $11.48          $10.49           N/A             N/A            N/A
    End of period                          $6.05           $11.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       21              21             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1336)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(680)

  Accumulation unit value:
    Beginning of period                    $33.93          $25.73          $21.85         $16.38          $16.07
    End of period                          $20.55          $33.93          $25.73         $21.85          $16.38
  Accumulation units outstanding
  at the end of period                     5,001           5,039           6,294           9,008          2,861

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(456)

  Accumulation unit value:
    Beginning of period                    $13.12          $12.81          $12.56          $9.38          $8.18
    End of period                          $6.44           $13.12          $12.81         $12.56          $9.38
  Accumulation units outstanding
  at the end of period                     1,629           7,810           8,653          13,735          5,596

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(456)

  Accumulation unit value:
    Beginning of period                    $7.54            N/A
    End of period                          $8.18            N/A
  Accumulation units outstanding
  at the end of period                     1,608            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1108)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.13          $9.44            N/A            N/A
    End of period                          $6.96           $10.62          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1108)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(475)

  Accumulation unit value:
    Beginning of period                    $15.21          $14.52          $13.58         $12.44          $11.02
    End of period                          $9.25           $15.21          $14.52         $13.58          $12.44
  Accumulation units outstanding
  at the end of period                     1,866           8,460           9,770          13,485          8,324

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(475)

  Accumulation unit value:
    Beginning of period                    $10.69           N/A
    End of period                          $11.02           N/A
  Accumulation units outstanding
  at the end of period                     1,183            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(475)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.60          $10.34         $10.16          $9.47
    End of period                          $7.21           $11.86          $11.60         $10.34          $10.16
  Accumulation units outstanding
  at the end of period                     6,893           14,518          15,815         20,288          13,596

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(475)

  Accumulation unit value:
    Beginning of period                    $9.11            N/A
    End of period                          $9.47            N/A
  Accumulation units outstanding
  at the end of period                     1,389            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(456)

  Accumulation unit value:
    Beginning of period                    $17.16          $19.66          $18.42         $17.35          $15.81
    End of period                          $10.03          $17.16          $19.66         $18.42          $17.35
  Accumulation units outstanding
  at the end of period                       -             4,378           4,510           6,267          2,132

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(456)

  Accumulation unit value:
    Beginning of period                    $15.34           N/A
    End of period                          $15.81           N/A
  Accumulation units outstanding
  at the end of period                      819             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(475)

  Accumulation unit value:
    Beginning of period                    $14.15          $14.83          $12.95         $12.74          $11.13
    End of period                          $8.98           $14.15          $14.83         $12.95          $12.74
  Accumulation units outstanding
  at the end of period                     1,914           9,730           10,540         14,402          9,105

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.71           N/A
    End of period                          $11.13           N/A
  Accumulation units outstanding
  at the end of period                     1,168            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(515)

  Accumulation unit value:
    Beginning of period                    $6.41           $5.74           $5.38           $5.39          $5.64
    End of period                          $3.54           $6.41           $5.74           $5.38          $5.39
  Accumulation units outstanding
  at the end of period                     7,832             -               -            23,834           481

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                    $17.27          $14.83          $15.43         $11.40          $11.44
    End of period                          $8.85           $17.27          $14.83         $15.43          $11.40
  Accumulation units outstanding
  at the end of period                     4,492           9,449           11,806          9,857          3,985

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(929)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.93          $11.83         $11.10           N/A
    End of period                          $7.79           $13.96          $12.93         $11.83           N/A
  Accumulation units outstanding
  at the end of period                     3,581            170             182             183            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(929)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(512)

  Accumulation unit value:
    Beginning of period                    $14.25          $13.75          $12.05         $10.87          $9.83
    End of period                          $8.21           $14.25          $13.75         $12.05          $10.87
  Accumulation units outstanding
  at the end of period                      777            7,876           2,359            743           1,100

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1772)

  Accumulation unit value:
    Beginning of period                    $8.88            N/A             N/A             N/A            N/A
    End of period                          $4.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,193            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1796)

  Accumulation unit value:
    Beginning of period                    $8.27            N/A             N/A             N/A            N/A
    End of period                          $4.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,085            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1796)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.96           N/A             N/A             N/A            N/A
    End of period                          $10.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,414            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(512)

  Accumulation unit value:
    Beginning of period                    $13.71          $13.00          $12.88         $12.92          $12.79
    End of period                          $13.42          $13.71          $13.00         $12.88          $12.92
  Accumulation units outstanding
  at the end of period                     5,570           6,636           8,310           6,092          8,064

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.46          $12.92          $11.99         $12.10          $11.79
    End of period                          $8.41           $12.46          $12.92         $11.99          $12.10
  Accumulation units outstanding
  at the end of period                       84            15,820          2,428             -             383

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(515)

  Accumulation unit value:
    Beginning of period                    $18.41          $20.01          $18.16         $17.76          $17.16
    End of period                          $9.47           $18.41          $20.01         $18.16          $17.76
  Accumulation units outstanding
  at the end of period                       -               -               -               -             158

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(515)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.34           N/A             N/A             N/A            N/A
    End of period                          $6.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,745            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(665)

  Accumulation unit value:
    Beginning of period                    $14.88          $13.99          $12.41         $11.74          $10.70
    End of period                          $8.83           $14.88          $13.99         $12.41          $11.74
  Accumulation units outstanding
  at the end of period                     12,080          12,597          13,004         13,462          3,708

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(803)

  Accumulation unit value:
    Beginning of period                    $11.33          $10.94          $10.40         $10.17           N/A
    End of period                          $9.53           $11.33          $10.94         $10.40           N/A
  Accumulation units outstanding
  at the end of period                       -             28,356            -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(803)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(515)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.93          $12.52         $11.95          $11.32
    End of period                          $9.30           $14.76          $13.93         $12.52          $11.95
  Accumulation units outstanding
  at the end of period                     11,415          12,000          52,007         34,894          37,152

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.54          $10.72         $10.32           N/A
    End of period                          $9.30           $12.12          $11.54         $10.72           N/A
  Accumulation units outstanding
  at the end of period                       -             1,047           1,048           1,049           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(531)

  Accumulation unit value:
    Beginning of period                    $14.02          $13.24          $12.11         $11.67          $11.16
    End of period                          $9.91           $14.02          $13.24         $12.11          $11.67
  Accumulation units outstanding
  at the end of period                     1,723           1,724           1,726           1,727          2,889

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(531)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.92           N/A             N/A             N/A            N/A
    End of period                          $8.72            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      192             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(426)

  Accumulation unit value:
    Beginning of period                    $24.58          $23.46          $21.17         $20.62          $19.08
    End of period                          $19.00          $24.58          $23.46         $21.17          $20.62
  Accumulation units outstanding
  at the end of period                     1,595           1,776           1,800           1,742          1,912

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(426)

  Accumulation unit value:
    Beginning of period                    $17.98           N/A
    End of period                          $19.08           N/A
  Accumulation units outstanding
  at the end of period                      144             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                    $11.41          $11.18          $10.97         $10.96          $11.06
    End of period                          $11.37          $11.41          $11.18         $10.97          $10.96
  Accumulation units outstanding
  at the end of period                     32,043          6,868             -             8,151          3,779

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(680)

  Accumulation unit value:
    Beginning of period                    $20.94          $19.92          $16.90         $16.03          $14.89
    End of period                          $13.61          $20.94          $19.92         $16.90          $16.03
  Accumulation units outstanding
  at the end of period                     3,482           3,569           5,666           5,988          1,537

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(426)

  Accumulation unit value:
    Beginning of period                    $28.42          $26.48          $23.89         $23.09          $21.56
    End of period                          $15.83          $28.42          $26.48         $23.89          $23.09
  Accumulation units outstanding
  at the end of period                     4,321           1,555           2,035            128            299

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(426)

  Accumulation unit value:
    Beginning of period                    $20.16           N/A
    End of period                          $21.56           N/A
  Accumulation units outstanding
  at the end of period                      129             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(512)

  Accumulation unit value:
    Beginning of period                    $39.67          $34.72          $33.35         $29.98          $26.86
    End of period                          $22.95          $39.67          $34.72         $33.35          $29.98
  Accumulation units outstanding
  at the end of period                      436             938            1,505           2,048          1,117

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(426)

  Accumulation unit value:
    Beginning of period                    $14.92          $15.17          $12.97         $12.53          $11.16
    End of period                          $8.66           $14.92          $15.17         $12.97          $12.53
  Accumulation units outstanding
  at the end of period                      302            3,260           4,251           5,013          4,297

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(426)

  Accumulation unit value:
    Beginning of period                    $10.16           N/A
    End of period                          $11.16           N/A
  Accumulation units outstanding
  at the end of period                      255             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.55%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.67          $15.29          $11.50         $10.73           N/A
    End of period                          $7.94           $12.67          $15.29         $11.50           N/A
  Accumulation units outstanding
  at the end of period                      956             496            1,579           1,804           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $16.65          $15.56          $13.02         $12.07          $10.64
    End of period                          $9.59           $16.65          $15.56         $13.02          $12.07
  Accumulation units outstanding
  at the end of period                     1,907           2,380            500             546           1,731

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $8.49           $8.08
    End of period                          $10.64          $8.49
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(203)

  Accumulation unit value:
    Beginning of period                    $13.37          $11.85          $11.27         $10.78          $10.06
    End of period                          $8.13           $13.37          $11.85         $11.27          $10.78
  Accumulation units outstanding
  at the end of period                       -              546             139             135            132

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(203)

  Accumulation unit value:
    Beginning of period                    $7.94           $7.78
    End of period                          $10.06          $7.94
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.57          $12.16         $11.50          $11.04
    End of period                          $8.65           $14.73          $13.57         $12.16          $11.50
  Accumulation units outstanding
  at the end of period                       -              357              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $8.18           $8.56
    End of period                          $11.04          $8.18
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.21          $10.38          $9.67          $9.06
    End of period                          $8.24           $11.79          $11.21         $10.38          $9.67
  Accumulation units outstanding
  at the end of period                     5,143           5,674           6,167           6,323            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $8.18           $8.95
    End of period                          $9.06           $8.18
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                    $26.81          $22.80          $20.64         $20.77          $18.74
    End of period                          $15.03          $26.81          $22.80         $20.64          $20.77
  Accumulation units outstanding
  at the end of period                      564              56              61             61              58

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(310)

  Accumulation unit value:
    Beginning of period                    $26.02          $24.32          $23.85         $23.38          $21.47
    End of period                          $14.99          $26.02          $24.32         $23.85          $23.38
  Accumulation units outstanding
  at the end of period                      172              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(310)

  Accumulation unit value:
    Beginning of period                    $16.71           N/A
    End of period                          $21.47           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.57          $12.07           N/A             N/A            N/A
    End of period                          $6.45           $13.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      537             907             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.45           N/A             N/A             N/A            N/A
    End of period                          $6.43            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      492             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                    $16.92          $17.26          $15.76         $15.64          $15.09
    End of period                          $10.06          $16.92          $17.26         $15.76          $15.64
  Accumulation units outstanding
  at the end of period                       -              168             158             158            153

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                    $12.43          $15.62
    End of period                          $15.09          $12.43
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(175)

  Accumulation unit value:
    Beginning of period                    $22.74          $20.82          $17.78         $17.79          $15.36
    End of period                          $13.68          $22.74          $20.82         $17.78          $17.79
  Accumulation units outstanding
  at the end of period                      870             912             931             952             42

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(175)

  Accumulation unit value:
    Beginning of period                    $11.26          $11.62
    End of period                          $15.36          $11.26
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1200)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.79          $10.66           N/A            N/A
    End of period                          $7.34           $10.72          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                      652             241              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1200)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.78           $10.10           N/A             N/A            N/A
    End of period                          $5.92           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       43              46             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(865)

  Accumulation unit value:
    Beginning of period                    $11.39          $12.45          $10.85         $10.58           N/A
    End of period                          $7.42           $11.39          $12.45         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     1,123           1,434           1,541            500            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(865)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $17.75          $17.02          $16.68         $16.67          $16.00
    End of period                          $16.41          $17.75          $17.02         $16.68          $16.67
  Accumulation units outstanding
  at the end of period                     1,646           2,667           2,590           2,015            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $14.45          $14.07
    End of period                          $16.00          $14.45
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.63          $11.20         $10.96           N/A
    End of period                          $7.89           $12.66          $12.63         $11.20           N/A
  Accumulation units outstanding
  at the end of period                      544              51              55             146            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.38           N/A             N/A             N/A            N/A
    End of period                          $9.49            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      152             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                    $15.70          $14.39          $11.18          $9.67          $8.10
    End of period                          $8.50           $15.70          $14.39         $11.18          $9.67
  Accumulation units outstanding
  at the end of period                     1,027           2,883           3,188           2,537            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                    $6.76            N/A
    End of period                          $8.10            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(222)

  Accumulation unit value:
    Beginning of period                    $22.37          $21.26          $19.46         $18.81          $16.35
    End of period                          $12.12          $22.37          $21.26         $19.46          $18.81
  Accumulation units outstanding
  at the end of period                       -              229              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(222)

  Accumulation unit value:
    Beginning of period                    $12.36          $12.55
    End of period                          $16.35          $12.36
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $14.52          $14.00          $13.91         $13.94          $13.77
    End of period                          $15.08          $14.52          $14.00         $13.91          $13.94
  Accumulation units outstanding
  at the end of period                     1,278           1,225           1,254           1,280            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.99
    End of period                          $13.77          $13.96
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.88          $11.74           N/A             N/A            N/A
    End of period                          $6.76           $13.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      431             705             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(149)

  Accumulation unit value:
    Beginning of period                    $17.93          $18.88          $16.91         $15.94          $13.11
    End of period                          $10.67          $17.93          $18.88         $16.91          $15.94
  Accumulation units outstanding
  at the end of period                     6,026           7,175           7,136           7,365           445

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(149)

  Accumulation unit value:
    Beginning of period                    $10.43          $11.27
    End of period                          $13.11          $10.43
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(149)

  Accumulation unit value:
    Beginning of period                    $14.27          $15.72          $13.80         $13.53          $12.03
    End of period                          $8.55           $14.27          $15.72         $13.80          $13.53
  Accumulation units outstanding
  at the end of period                     6,334           7,239           6,878           7,070            90

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(149)

  Accumulation unit value:
    Beginning of period                    $8.89           $9.89
    End of period                          $12.03          $8.89
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(148)

  Accumulation unit value:
    Beginning of period                    $11.06          $11.67          $10.67         $11.28          $9.49
    End of period                          $6.98           $11.06          $11.67         $10.67          $11.28
  Accumulation units outstanding
  at the end of period                     15,399          17,122          17,682         16,544           541

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(148)

  Accumulation unit value:
    Beginning of period                    $7.33           $8.57
    End of period                          $9.49           $7.33
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(169)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.78          $10.67         $10.74          $10.63
    End of period                          $11.30          $11.18          $10.78         $10.67          $10.74
  Accumulation units outstanding
  at the end of period                     4,088           4,247           4,132           3,968            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(169)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.38
    End of period                          $10.63          $10.59
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(679)

  Accumulation unit value:
    Beginning of period                    $5.67           $5.57           $4.20           $4.28          $4.08
    End of period                          $3.33           $5.67           $5.57           $4.20          $4.28
  Accumulation units outstanding
  at the end of period                       -               49              51             59              54

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $9.02            N/A             N/A             N/A            N/A
    End of period                          $6.48            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      797             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $10.34          $10.50          $8.31           $9.04          $9.02
    End of period                          $5.44           $10.34          $10.50          $8.31          $9.04
  Accumulation units outstanding
  at the end of period                     11,738          18,322          20,116         21,055           640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $7.36           $8.07
    End of period                          $9.02           $7.36
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1102)

  Accumulation unit value:
    Beginning of period                    $10.27          $11.70          $10.39           N/A            N/A
    End of period                          $5.07           $10.27          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                      824             792             834             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1102)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(179)

  Accumulation unit value:
    Beginning of period                    $9.13           $9.03           $7.93           $7.80          $7.19
    End of period                          $5.54           $9.13           $9.03           $7.93          $7.80
  Accumulation units outstanding
  at the end of period                       -               95              93             94            2,059

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(179)

  Accumulation unit value:
    Beginning of period                    $5.72           $5.75
    End of period                          $7.19           $5.72
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(881)

  Accumulation unit value:
    Beginning of period                    $11.00          $13.66          $11.80         $11.32           N/A
    End of period                          $5.29           $11.00          $13.66         $11.80           N/A
  Accumulation units outstanding
  at the end of period                      384              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(881)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(148)

  Accumulation unit value:
    Beginning of period                    $17.63          $16.28          $11.92         $11.09          $8.88
    End of period                          $8.85           $17.63          $16.28         $11.92          $11.09
  Accumulation units outstanding
  at the end of period                     10,062          9,587           15,850         17,894           561

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(148)

  Accumulation unit value:
    Beginning of period                    $6.84           $8.07
    End of period                          $8.88           $6.84
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(679)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.01          $10.63         $10.14          $9.43
    End of period                          $8.64           $11.54          $11.01         $10.63          $10.14
  Accumulation units outstanding
  at the end of period                     1,100            216             197             13              13

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(169)

  Accumulation unit value:
    Beginning of period                    $19.13          $17.78          $14.52         $13.15          $11.29
    End of period                          $10.64          $19.13          $17.78         $14.52          $13.15
  Accumulation units outstanding
  at the end of period                     3,664           4,232           3,937           3,574            93

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(169)

  Accumulation unit value:
    Beginning of period                    $8.43           $8.91
    End of period                          $11.29          $8.43
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.59          $11.74         $10.88          $10.41
    End of period                          $7.53           $13.44          $13.59         $11.74          $10.88
  Accumulation units outstanding
  at the end of period                     35,023          37,142          60,956         44,770          5,157

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $12.36          $10.65          $10.43         $10.80          $9.84
    End of period                          $7.04           $12.36          $10.65         $10.43          $10.80
  Accumulation units outstanding
  at the end of period                       40             308            6,707           6,110           133

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1416)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.66           N/A             N/A            N/A
    End of period                          $6.05           $11.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              464             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1416)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(527)

  Accumulation unit value:
    Beginning of period                    $33.91          $25.72          $21.84         $16.38          $13.58
    End of period                          $20.54          $33.91          $25.72         $21.84          $16.38
  Accumulation units outstanding
  at the end of period                      718            1,383           1,745           1,537            27

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(527)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.81          $12.55          $9.38          $8.18
    End of period                          $6.44           $13.11          $12.81         $12.55          $9.38
  Accumulation units outstanding
  at the end of period                     15,934          15,607          16,399         16,665           681

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $7.05           $8.97
    End of period                          $8.18           $7.05
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $15.20          $14.51          $13.57         $12.43          $11.02
    End of period                          $9.25           $15.20          $14.51         $13.57          $12.43
  Accumulation units outstanding
  at the end of period                     3,602           3,844           3,689           3,630            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $8.40           $9.63
    End of period                          $11.02          $8.40
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.60          $10.34         $10.16          $9.47
    End of period                          $7.21           $11.86          $11.60         $10.34          $10.16
  Accumulation units outstanding
  at the end of period                     7,197           7,167           6,801           4,126            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $7.60           $8.63
    End of period                          $9.47           $7.60
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                    $8.78           $9.42            N/A             N/A            N/A
    End of period                          $5.97           $8.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,553           6,691            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(148)

  Accumulation unit value:
    Beginning of period                    $17.16          $19.66          $18.42         $17.34          $15.80
    End of period                          $10.03          $17.16          $19.66         $18.42          $17.34
  Accumulation units outstanding
  at the end of period                     10,556          10,932          7,964           8,014           375

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(148)

  Accumulation unit value:
    Beginning of period                    $10.95          12.27.
    End of period                          $15.80          $10.95
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $14.15          $14.83          $12.95         $12.74          $11.13
    End of period                          $8.97           $14.15          $14.83         $12.95          $12.74
  Accumulation units outstanding
  at the end of period                     3,436           3,498           3,250           3,367            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $7.83           $9.45
    End of period                          $11.13          $7.83
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(679)

  Accumulation unit value:
    Beginning of period                    $6.39           $5.73           $5.37           $5.38          $4.84
    End of period                          $3.53           $6.39           $5.73           $5.37          $5.38
  Accumulation units outstanding
  at the end of period                      878            1,792             48             47              45

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                    $17.27          $14.83          $15.43         $11.40          $10.79
    End of period                          $8.85           $17.27          $14.83         $15.43          $11.40
  Accumulation units outstanding
  at the end of period                     6,258           3,758           4,076           2,521            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(725)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.93          $11.82         $11.05          $10.89
    End of period                          $7.78           $13.96          $12.93         $11.82          $11.05
  Accumulation units outstanding
  at the end of period                     3,129           2,652           2,366           3,562            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(725)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(149)

  Accumulation unit value:
    Beginning of period                    $14.24          $13.74          $12.05         $10.87          $10.63
    End of period                          $8.21           $14.24          $13.74         $12.05          $10.87
  Accumulation units outstanding
  at the end of period                       -              476             472             477            114

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(149)

  Accumulation unit value:
    Beginning of period                    $6.90           $7.98
    End of period                          $10.63          $6.90
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.41           N/A             N/A             N/A            N/A
    End of period                          $10.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      314             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.99          $12.88         $12.91          $12.68
    End of period                          $13.42          $13.71          $12.99         $12.88          $12.91
  Accumulation units outstanding
  at the end of period                     12,096          12,093          11,752          7,897          1,164

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.95
    End of period                          $12.68          $12.42
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(358)

  Accumulation unit value:
    Beginning of period                    $19.21          $21.25          $19.16         $18.08          $16.40
    End of period                          $11.14          $19.21          $21.25         $19.16          $18.08
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(358)

  Accumulation unit value:
    Beginning of period                    $14.46           N/A
    End of period                          $16.40           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.45          $12.92          $11.99         $12.09          $11.79
    End of period                          $8.40           $12.45          $12.92         $11.99          $12.09
  Accumulation units outstanding
  at the end of period                     2,102           1,894           1,977           2,062            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1794)

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $5.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      573             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1794)

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      524             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(149)

  Accumulation unit value:
    Beginning of period                    $18.40          $20.00          $18.15         $17.75          $16.59
    End of period                          $9.47           $18.40          $20.00         $18.15          $17.75
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(149)

  Accumulation unit value:
    Beginning of period                    $13.66          $14.75
    End of period                          $16.59          $13.66
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(331)

  Accumulation unit value:
    Beginning of period                    $14.88          $13.98          $12.41         $11.73          $10.69
    End of period                          $8.82           $14.88          $13.98         $12.41          $11.73
  Accumulation units outstanding
  at the end of period                     1,457            362              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(331)

  Accumulation unit value:
    Beginning of period                    $8.99            N/A
    End of period                          $10.69           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $11.33          $10.94          $10.40         $10.18           N/A
    End of period                          $9.53           $11.33          $10.94         $10.40           N/A
  Accumulation units outstanding
  at the end of period                     6,382           10,162          8,685           8,479           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $14.65           N/A             N/A             N/A            N/A
    End of period                          $9.30            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      146             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.54          $10.72         $10.48          $10.02
    End of period                          $9.30           $12.12          $11.54         $10.72          $10.48
  Accumulation units outstanding
  at the end of period                     38,748          47,195          53,941         51,863          2,647

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $14.02          $13.24          $12.10         $11.67          $10.92
    End of period                          $9.91           $14.02          $13.24         $12.10          $11.67
  Accumulation units outstanding
  at the end of period                    157,997         160,030         122,702         122,902          803

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $9.52           $9.43
    End of period                          $10.92          $9.52
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $24.58          $23.46          $21.17         $20.63          $19.08
    End of period                          $19.00          $24.58          $23.46         $21.17          $20.63
  Accumulation units outstanding
  at the end of period                     3,666           3,017           3,017           3,017            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $16.10          $17.36
    End of period                          $19.08          $16.10
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(101)

  Accumulation unit value:
    Beginning of period                    $11.41          $11.17          $10.96         $10.95          $11.15
    End of period                          $11.36          $11.41          $11.17         $10.96          $10.95
  Accumulation units outstanding
  at the end of period                       -               -               -               -            4,562

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(101)

  Accumulation unit value:
    Beginning of period                    $11.38          $11.50
    End of period                          $11.15          $11.38
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                    $20.94          $19.92          $16.90         $16.02          $14.32
    End of period                          $13.60          $20.94          $19.92         $16.90          $16.02
  Accumulation units outstanding
  at the end of period                     3,248           3,726           4,138           3,830            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                    $12.22           N/A
    End of period                          $14.32           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(101)

  Accumulation unit value:
    Beginning of period                    $28.41          $26.47          $23.88         $23.09          $21.56
    End of period                          $15.83          $28.41          $26.47         $23.88          $23.09
  Accumulation units outstanding
  at the end of period                     1,487           2,333           2,165           2,199           156

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(101)

  Accumulation unit value:
    Beginning of period                    $16.94          $21.30
    End of period                          $21.56          $16.94
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $39.65          $34.70          $33.33         $29.96          $26.04
    End of period                          $22.94          $39.65          $34.70         $33.33          $29.96
  Accumulation units outstanding
  at the end of period                      370            1,180           1,125           1,108            57

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $19.28          $20.51
    End of period                          $26.04          $19.28
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(101)

  Accumulation unit value:
    Beginning of period                    $14.92          $15.18          $12.97         $12.53          $11.16
    End of period                          $8.66           $14.92          $15.18         $12.97          $12.53
  Accumulation units outstanding
  at the end of period                     1,579           4,098           4,098           4,273           284

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(101)

  Accumulation unit value:
    Beginning of period                    $8.82           $11.06
    End of period                          $11.16          $8.82
  Accumulation units outstanding
  at the end of period                       -               -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.56%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(880)

  Accumulation unit value:
    Beginning of period                    $12.67          $15.29          $11.50         $11.52           N/A
    End of period                          $7.94           $12.67          $15.29         $11.50           N/A
  Accumulation units outstanding
  at the end of period                     6,664           6,381           7,573            864            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(555)

  Accumulation unit value:
    Beginning of period                    $16.63          $15.54          $13.01         $12.06          $11.06
    End of period                          $9.57           $16.63          $15.54         $13.01          $12.06
  Accumulation units outstanding
  at the end of period                     5,231           7,109           8,798           4,950          2,732

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(474)

  Accumulation unit value:
    Beginning of period                    $13.37          $11.85          $11.27         $10.78          $10.06
    End of period                          $8.12           $13.37          $11.85         $11.27          $10.78
  Accumulation units outstanding
  at the end of period                     34,837          7,786           6,820           5,540          6,101

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(474)

  Accumulation unit value:
    Beginning of period                    $9.76            N/A
    End of period                          $10.06           N/A
  Accumulation units outstanding
  at the end of period                      385             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(496)

  Accumulation unit value:
    Beginning of period                    $14.72          $13.56          $12.15         $11.50          $11.56
    End of period                          $8.65           $14.72          $13.56         $12.15          $11.50
  Accumulation units outstanding
  at the end of period                      673            2,157           1,960           1,449          1,365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(496)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(421)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.19          $10.36          $9.66          $9.05
    End of period                          $8.23           $11.78          $11.19         $10.36          $9.66
  Accumulation units outstanding
  at the end of period                     12,656          23,865          23,288         10,866          9,817

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(421)

  Accumulation unit value:
    Beginning of period                    $8.54            N/A
    End of period                          $9.05            N/A
  Accumulation units outstanding
  at the end of period                     2,962            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(839)

  Accumulation unit value:
    Beginning of period                    $26.78          $22.77          $20.62         $18.93           N/A
    End of period                          $15.01          $26.78          $22.77         $20.62           N/A
  Accumulation units outstanding
  at the end of period                     1,546           1,809            479             423            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(608)

  Accumulation unit value:
    Beginning of period                    $25.98          $24.30          $23.83         $23.35          $22.77
    End of period                          $14.97          $25.98          $24.30         $23.83          $23.35
  Accumulation units outstanding
  at the end of period                     2,115           3,485           3,449           2,257           918

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.56          $10.20           N/A             N/A            N/A
    End of period                          $6.45           $13.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,117          70,718           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.45           N/A             N/A             N/A            N/A
    End of period                          $6.43            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,865           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(474)

  Accumulation unit value:
    Beginning of period                    $16.89          $17.23          $15.73         $15.61          $15.06
    End of period                          $10.04          $16.89          $17.23         $15.73          $15.61
  Accumulation units outstanding
  at the end of period                     6,290           7,048           7,644           7,938          7,999

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(474)

  Accumulation unit value:
    Beginning of period                    $14.62           N/A
    End of period                          $15.06           N/A
  Accumulation units outstanding
  at the end of period                     3,351            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(469)

  Accumulation unit value:
    Beginning of period                    $22.72          $20.80          $17.77         $17.78          $15.35
    End of period                          $13.67          $22.72          $20.80         $17.77          $17.78
  Accumulation units outstanding
  at the end of period                     5,917           6,171           3,961           4,388          2,928

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(469)

  Accumulation unit value:
    Beginning of period                    $15.03           N/A
    End of period                          $15.35           N/A
  Accumulation units outstanding
  at the end of period                      778             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.85           $9.98            N/A             N/A            N/A
    End of period                          $6.13           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     73,019          51,483           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.26           N/A             N/A            N/A
    End of period                          $5.68           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             8,502            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1160)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.79          $10.29           N/A            N/A
    End of period                          $7.34           $10.71          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,802          41,895          11,402           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                    $11.38          $12.44          $10.84         $10.93           N/A
    End of period                          $7.42           $11.38          $12.44         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     24,521          1,893           2,696           2,404           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(423)

  Accumulation unit value:
    Beginning of period                    $17.73          $17.01          $16.66         $16.66          $15.99
    End of period                          $16.39          $17.73          $17.01         $16.66          $16.66
  Accumulation units outstanding
  at the end of period                     12,045          20,044          9,631          18,050          14,536

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(423)

  Accumulation unit value:
    Beginning of period                    $15.69           N/A
    End of period                          $15.99           N/A
  Accumulation units outstanding
  at the end of period                     3,296            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1953)

  Accumulation unit value:
    Beginning of period                    $9.62            N/A             N/A             N/A            N/A
    End of period                          $9.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      328             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1953)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.63          $11.20         $10.77           N/A
    End of period                          $7.88           $12.66          $12.63         $11.20           N/A
  Accumulation units outstanding
  at the end of period                     2,482           4,729           4,222           3,375           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.35          $10.14          $9.99            N/A            N/A
    End of period                          $9.49           $10.35          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             7,331            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(532)

  Accumulation unit value:
    Beginning of period                    $15.69          $14.38          $11.17          $9.67          $8.56
    End of period                          $8.49           $15.69          $14.38         $11.17          $9.67
  Accumulation units outstanding
  at the end of period                     9,288           22,919          17,901         16,557          10,267

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(532)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(555)

  Accumulation unit value:
    Beginning of period                    $22.34          $21.24          $19.44         $18.79          $17.49
    End of period                          $12.10          $22.34          $21.24         $19.44          $18.79
  Accumulation units outstanding
  at the end of period                     3,608           1,791           3,724           1,630          1,637

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(505)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.99          $13.90         $13.94          $13.81
    End of period                          $15.07          $14.51          $13.99         $13.90          $13.94
  Accumulation units outstanding
  at the end of period                     24,129          20,502          4,030           8,769          6,908

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(505)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.88          $10.81          $10.13           N/A            N/A
    End of period                          $6.76           $13.88          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,039          93,621          46,401           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(473)

  Accumulation unit value:
    Beginning of period                    $17.91          $18.87          $16.89         $15.93          $13.10
    End of period                          $10.65          $17.91          $18.87         $16.89          $15.93
  Accumulation units outstanding
  at the end of period                     3,206           7,378           5,673           5,767          5,334

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(473)

  Accumulation unit value:
    Beginning of period                    $12.80           N/A
    End of period                          $13.10           N/A
  Accumulation units outstanding
  at the end of period                     1,366            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(474)

  Accumulation unit value:
    Beginning of period                    $14.26          $15.70          $13.79         $13.52          $12.02
    End of period                          $8.54           $14.26          $15.70         $13.79          $13.52
  Accumulation units outstanding
  at the end of period                     14,386          27,733          27,530         26,201          26,528

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(474)

  Accumulation unit value:
    Beginning of period                    $11.82           N/A
    End of period                          $12.02           N/A
  Accumulation units outstanding
  at the end of period                     9,214            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders
Division(1942)

  Accumulation unit value:
    Beginning of period                    $7.77            N/A             N/A             N/A            N/A
    End of period                          $8.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      910             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders
Division(1942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $9.02            N/A             N/A             N/A            N/A
    End of period                          $6.06            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,332            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(415)

  Accumulation unit value:
    Beginning of period                    $11.05          $11.67          $10.66         $11.27          $9.48
    End of period                          $6.98           $11.05          $11.67         $10.66          $11.27
  Accumulation units outstanding
  at the end of period                    125,631         163,337         198,814         167,912        156,201

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(415)

  Accumulation unit value:
    Beginning of period                    $8.17            N/A
    End of period                          $9.48            N/A
  Accumulation units outstanding
  at the end of period                     15,452           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(451)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.77          $10.66         $10.74          $10.63
    End of period                          $11.29          $11.17          $10.77         $10.66          $10.74
  Accumulation units outstanding
  at the end of period                     30,994         335,999         235,107         112,650         44,509

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(451)

  Accumulation unit value:
    Beginning of period                    $10.48           N/A
    End of period                          $10.63           N/A
  Accumulation units outstanding
  at the end of period                      998             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(554)

  Accumulation unit value:
    Beginning of period                    $5.69           $5.59           $4.22           $4.28          $3.94
    End of period                          $3.35           $5.69           $5.59           $4.22          $4.28
  Accumulation units outstanding
  at the end of period                     10,447          35,541          2,541            860             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(554)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(814)

  Accumulation unit value:
    Beginning of period                    $9.67           $10.77          $9.74           $9.32           N/A
    End of period                          $6.48           $9.67           $10.77          $9.74           N/A
  Accumulation units outstanding
  at the end of period                     8,397           1,012           1,137          12,906           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(415)

  Accumulation unit value:
    Beginning of period                    $10.33          $10.49          $8.31           $9.04          $9.01
    End of period                          $5.44           $10.33          $10.49          $8.31          $9.04
  Accumulation units outstanding
  at the end of period                    101,145         141,006         171,892         164,306        115,676

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(415)

  Accumulation unit value:
    Beginning of period                    $8.13            N/A
    End of period                          $9.01            N/A
  Accumulation units outstanding
  at the end of period                     14,858           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $10.26          $11.70          $10.04           N/A            N/A
    End of period                          $5.07           $10.26          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,625          36,614          21,985           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(469)

  Accumulation unit value:
    Beginning of period                    $9.13           $9.02           $7.92           $7.80          $7.19
    End of period                          $5.53           $9.13           $9.02           $7.92          $7.80
  Accumulation units outstanding
  at the end of period                     3,877           4,558           20,624         19,655          5,426

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(469)

  Accumulation unit value:
    Beginning of period                    $6.94            N/A
    End of period                          $7.19            N/A
  Accumulation units outstanding
  at the end of period                     2,209            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(529)

  Accumulation unit value:
    Beginning of period                    $10.99          $13.65          $11.80         $11.41          $11.02
    End of period                          $5.29           $10.99          $13.65         $11.80          $11.41
  Accumulation units outstanding
  at the end of period                     8,178           54,130          1,862           4,528          2,912

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(529)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(415)

  Accumulation unit value:
    Beginning of period                    $17.61          $16.26          $11.91         $11.09          $8.88
    End of period                          $8.84           $17.61          $16.26         $11.91          $11.09
  Accumulation units outstanding
  at the end of period                    116,376         180,981         167,378         163,668         98,868

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(415)

  Accumulation unit value:
    Beginning of period                    $8.38            N/A
    End of period                          $8.88            N/A
  Accumulation units outstanding
  at the end of period                     13,855           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(511)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.02          $10.64         $10.14          $10.54
    End of period                          $8.65           $11.55          $11.02         $10.64          $10.14
  Accumulation units outstanding
  at the end of period                     4,270           16,953          12,309         13,194          1,911

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(511)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1430)

  Accumulation unit value:
    Beginning of period                    $9.83           $10.22           N/A             N/A            N/A
    End of period                          $6.72           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,855           5,081            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(423)

  Accumulation unit value:
    Beginning of period                    $19.12          $17.77          $14.51         $13.14          $11.28
    End of period                          $10.63          $19.12          $17.77         $14.51          $13.14
  Accumulation units outstanding
  at the end of period                     41,305         143,821         208,430         141,715         52,018

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(423)

  Accumulation unit value:
    Beginning of period                    $10.01           N/A
    End of period                          $11.28           N/A
  Accumulation units outstanding
  at the end of period                     2,059            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.59          $11.73         $10.88          $10.53
    End of period                          $7.53           $13.44          $13.59         $11.73          $10.88
  Accumulation units outstanding
  at the end of period                    315,635         366,465         292,407         142,734         1,486

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1098)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.65          $9.16            N/A            N/A
    End of period                          $6.20           $11.79          $10.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,865          25,969          15,639           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(755)

  Accumulation unit value:
    Beginning of period                    $12.35          $10.64          $10.42          $9.89           N/A
    End of period                          $7.04           $12.35          $10.64         $10.42           N/A
  Accumulation units outstanding
  at the end of period                     18,951          25,284          11,883         15,867           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $11.48          $10.39           N/A             N/A            N/A
    End of period                          $6.05           $11.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,304           2,303            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(562)

  Accumulation unit value:
    Beginning of period                    $33.88          $25.70          $21.83         $16.37          $13.55
    End of period                          $20.52          $33.88          $25.70         $21.83          $16.37
  Accumulation units outstanding
  at the end of period                     15,540          16,695          11,929          9,271           482

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(415)

  Accumulation unit value:
    Beginning of period                    $13.10          $12.80          $12.54          $9.38          $8.17
    End of period                          $6.43           $13.10          $12.80         $12.54          $9.38
  Accumulation units outstanding
  at the end of period                     73,335         100,570         128,694         106,005        102,043

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(415)

  Accumulation unit value:
    Beginning of period                    $7.44            N/A
    End of period                          $8.17            N/A
  Accumulation units outstanding
  at the end of period                     14,649           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1104)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.13          $9.68            N/A            N/A
    End of period                          $6.96           $10.62          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,226           6,252           5,793            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(423)

  Accumulation unit value:
    Beginning of period                    $15.19          $14.51          $13.57         $12.43          $11.01
    End of period                          $9.24           $15.19          $14.51         $13.57          $12.43
  Accumulation units outstanding
  at the end of period                     37,260         148,454         223,780         162,086        110,186

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(423)

  Accumulation unit value:
    Beginning of period                    $10.07           N/A
    End of period                          $11.01           N/A
  Accumulation units outstanding
  at the end of period                     4,636            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(421)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.59          $10.33         $10.16          $9.47
    End of period                          $7.20           $11.85          $11.59         $10.33          $10.16
  Accumulation units outstanding
  at the end of period                     93,908         193,416         219,819         193,091         89,046

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(421)

  Accumulation unit value:
    Beginning of period                    $8.51            N/A
    End of period                          $9.47            N/A
  Accumulation units outstanding
  at the end of period                     4,590            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                    $8.78           $10.25           N/A             N/A            N/A
    End of period                          $5.97           $8.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,779           8,763            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(415)

  Accumulation unit value:
    Beginning of period                    $17.14          $19.64          $18.40         $17.33          $15.80
    End of period                          $10.02          $17.14          $19.64         $18.40          $17.33
  Accumulation units outstanding
  at the end of period                     83,060         108,713         101,388         107,380         64,739

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(415)

  Accumulation unit value:
    Beginning of period                    $14.34           N/A
    End of period                          $15.80           N/A
  Accumulation units outstanding
  at the end of period                     7,220            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(423)

  Accumulation unit value:
    Beginning of period                    $14.14          $14.82          $12.94         $12.74          $11.13
    End of period                          $8.97           $14.14          $14.82         $12.94          $12.74
  Accumulation units outstanding
  at the end of period                     36,105          95,427         214,129         157,364         58,401

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(423)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A
    End of period                          $11.13           N/A
  Accumulation units outstanding
  at the end of period                     2,844            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(554)

  Accumulation unit value:
    Beginning of period                    $6.40           $5.73           $5.38           $5.39          $5.45
    End of period                          $3.53           $6.40           $5.73           $5.38          $5.39
  Accumulation units outstanding
  at the end of period                     1,656           66,576          2,210            140            140

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(554)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(731)

  Accumulation unit value:
    Beginning of period                    $17.27          $14.83          $15.42         $11.40          $11.40
    End of period                          $8.84           $17.27          $14.83         $15.42          $11.40
  Accumulation units outstanding
  at the end of period                     99,051         209,631         263,853         193,090         18,300

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(731)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.93          $11.82         $11.05          $10.86
    End of period                          $7.78           $13.96          $12.93         $11.82          $11.05
  Accumulation units outstanding
  at the end of period                     75,795          79,063          69,840         58,020            96

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.73          $12.05         $10.86          $9.45
    End of period                          $8.20           $14.23          $13.73         $12.05          $10.86
  Accumulation units outstanding
  at the end of period                     9,404           15,375          14,327         24,516          13,133

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $9.13            N/A
    End of period                          $9.45            N/A
  Accumulation units outstanding
  at the end of period                     7,276            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1771)

  Accumulation unit value:
    Beginning of period                    $7.91            N/A             N/A             N/A            N/A
    End of period                          $4.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      657             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.96           N/A             N/A             N/A            N/A
    End of period                          $10.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,063            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(451)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.98          $12.87         $12.90          $12.67
    End of period                          $13.40          $13.69          $12.98         $12.87          $12.90
  Accumulation units outstanding
  at the end of period                    169,031         129,863         123,255         131,258         15,474

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(451)

  Accumulation unit value:
    Beginning of period                    $12.50           N/A
    End of period                          $12.67           N/A
  Accumulation units outstanding
  at the end of period                     1,944            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(474)

  Accumulation unit value:
    Beginning of period                    $19.19          $21.22          $19.14         $18.06          $16.39
    End of period                          $11.13          $19.19          $21.22         $19.14          $18.06
  Accumulation units outstanding
  at the end of period                       -              390             380             369            593

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(474)

  Accumulation unit value:
    Beginning of period                    $15.84           N/A
    End of period                          $16.39           N/A
  Accumulation units outstanding
  at the end of period                      237             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.44          $12.91          $11.98         $12.09          $11.78
    End of period                          $8.40           $12.44          $12.91         $11.98          $12.09
  Accumulation units outstanding
  at the end of period                     30,753          42,083          31,628         51,479          29,217

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1788)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $5.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      217             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(421)

  Accumulation unit value:
    Beginning of period                    $18.37          $19.98          $18.13         $17.73          $16.57
    End of period                          $9.45           $18.37          $19.98         $18.13          $17.73
  Accumulation units outstanding
  at the end of period                     2,891           7,165           7,249           8,995          10,114

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(421)

  Accumulation unit value:
    Beginning of period                    $14.92           N/A
    End of period                          $16.57           N/A
  Accumulation units outstanding
  at the end of period                      512             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1953)

  Accumulation unit value:
    Beginning of period                    $5.91            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,602            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1953)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.21            N/A             N/A             N/A            N/A
    End of period                          $6.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,395            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(404)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.97          $12.40         $11.73          $10.68
    End of period                          $8.81           $14.86          $13.97         $12.40          $11.73
  Accumulation units outstanding
  at the end of period                     72,511          93,145         114,251         110,138         96,395

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(404)

  Accumulation unit value:
    Beginning of period                    $9.93            N/A
    End of period                          $10.68           N/A
  Accumulation units outstanding
  at the end of period                     10,470           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                    $11.33          $10.93          $10.40         $10.29          $9.95
    End of period                          $9.52           $11.33          $10.93         $10.40          $10.29
  Accumulation units outstanding
  at the end of period                     65,253          49,863          27,132         27,395          8,744

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(410)

  Accumulation unit value:
    Beginning of period                    $14.74          $13.91          $12.51         $11.94          $11.00
    End of period                          $9.29           $14.74          $13.91         $12.51          $11.94
  Accumulation units outstanding
  at the end of period                     73,669          84,587          99,327         132,243        114,811

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(410)

  Accumulation unit value:
    Beginning of period                    $10.26           N/A
    End of period                          $11.00           N/A
  Accumulation units outstanding
  at the end of period                     52,155           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.54          $10.72         $10.48          $9.88
    End of period                          $9.30           $12.11          $11.54         $10.72          $10.48
  Accumulation units outstanding
  at the end of period                    105,264         147,076         120,168         75,783          42,882

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(421)

  Accumulation unit value:
    Beginning of period                    $14.00          $13.22          $12.09         $11.66          $10.92
    End of period                          $9.90           $14.00          $13.22         $12.09          $11.66
  Accumulation units outstanding
  at the end of period                     62,144         145,746         178,271         143,989         57,041

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(421)

  Accumulation unit value:
    Beginning of period                    $10.23           N/A
    End of period                          $10.92           N/A
  Accumulation units outstanding
  at the end of period                     18,181           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.59          $11.57           N/A             N/A            N/A
    End of period                          $7.53           $11.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             24,457           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $6.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,423            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(421)

  Accumulation unit value:
    Beginning of period                    $24.53          $23.42          $21.14         $20.59          $19.05
    End of period                          $18.96          $24.53          $23.42         $21.14          $20.59
  Accumulation units outstanding
  at the end of period                     23,441          40,399          40,681         40,371          28,242

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(421)

  Accumulation unit value:
    Beginning of period                    $17.59           N/A
    End of period                          $19.05           N/A
  Accumulation units outstanding
  at the end of period                     16,947           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(505)

  Accumulation unit value:
    Beginning of period                    $11.39          $11.16          $10.95         $10.94          $11.12
    End of period                          $11.35          $11.39          $11.16         $10.95          $10.94
  Accumulation units outstanding
  at the end of period                     90,572          61,778          21,955         42,441          2,295

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(505)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(421)

  Accumulation unit value:
    Beginning of period                    $20.93          $19.91          $16.89         $16.02          $14.32
    End of period                          $13.60          $20.93          $19.91         $16.89          $16.02
  Accumulation units outstanding
  at the end of period                     9,916           12,984          15,349         12,838          9,628

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(421)

  Accumulation unit value:
    Beginning of period                    $12.53           N/A
    End of period                          $14.32           N/A
  Accumulation units outstanding
  at the end of period                     2,185            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(421)

  Accumulation unit value:
    Beginning of period                    $28.37          $26.43          $23.85         $23.06          $21.53
    End of period                          $15.80          $28.37          $26.43         $23.85          $23.06
  Accumulation units outstanding
  at the end of period                     9,413           30,176          20,062         27,361          15,471

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(421)

  Accumulation unit value:
    Beginning of period                    $19.40           N/A
    End of period                          $21.53           N/A
  Accumulation units outstanding
  at the end of period                     3,853            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $39.60          $34.66          $33.29         $29.94          $26.02
    End of period                          $22.91          $39.60          $34.66         $33.29          $29.94
  Accumulation units outstanding
  at the end of period                     18,643          28,067          27,773         31,188          20,377

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $25.37           N/A
    End of period                          $26.02           N/A
  Accumulation units outstanding
  at the end of period                     4,437            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(421)

  Accumulation unit value:
    Beginning of period                    $14.90          $15.16          $12.96         $12.52          $11.15
    End of period                          $8.65           $14.90          $15.16         $12.96          $12.52
  Accumulation units outstanding
  at the end of period                     19,947          26,823          46,955         22,459          23,087

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(421)

  Accumulation unit value:
    Beginning of period                    $9.80            N/A
    End of period                          $11.15           N/A
  Accumulation units outstanding
  at the end of period                     8,535            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.57%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1068)

  Accumulation unit value:
    Beginning of period                    $12.66          $15.29          $12.66           N/A            N/A
    End of period                          $7.94           $12.66          $15.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $16.61          $15.52          $15.10           N/A            N/A
    End of period                          $9.56           $16.61          $15.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(1068)

  Accumulation unit value:
    Beginning of period                    $13.36          $11.84          $11.69           N/A            N/A
    End of period                          $8.12           $13.36          $11.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1068)

  Accumulation unit value:
    Beginning of period                    $26.74          $22.75          $22.78           N/A            N/A
    End of period                          $14.99          $26.74          $22.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1068)

  Accumulation unit value:
    Beginning of period                    $22.69          $20.77          $20.41           N/A            N/A
    End of period                          $13.65          $22.69          $20.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $6.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      704             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                    $11.38          $12.44          $12.01           N/A            N/A
    End of period                          $7.42           $11.38          $12.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1079)

  Accumulation unit value:
    Beginning of period                    $17.71          $16.98          $16.40           N/A            N/A
    End of period                          $16.37          $17.71          $16.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                    $12.65          $12.63          $11.91           N/A            N/A
    End of period                          $7.88           $12.65          $12.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1068)

  Accumulation unit value:
    Beginning of period                    $15.67          $14.36          $13.34           N/A            N/A
    End of period                          $8.48           $15.67          $14.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $22.32          $21.21          $20.67           N/A            N/A
    End of period                          $12.08          $22.32          $21.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(1084)

  Accumulation unit value:
    Beginning of period                    $14.49          $13.98          $13.56           N/A            N/A
    End of period                          $15.04          $14.49          $13.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                      708              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(918)

  Accumulation unit value:
    Beginning of period                    $11.03          $11.65          $10.65         $10.61           N/A
    End of period                          $6.97           $11.03          $11.65         $10.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(677)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.77          $10.66         $10.74          $10.68
    End of period                          $11.28          $11.17          $10.77         $10.66          $10.74
  Accumulation units outstanding
  at the end of period                     2,887           3,374           3,659           4,160          4,526

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.32          $10.48          $8.84            N/A            N/A
    End of period                          $5.43           $10.32          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1044)

  Accumulation unit value:
    Beginning of period                    $10.26          $11.70          $10.12           N/A            N/A
    End of period                          $5.06           $10.26          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              284             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1044)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(918)

  Accumulation unit value:
    Beginning of period                    $17.59          $16.25          $11.90         $11.41           N/A
    End of period                          $8.83           $17.59          $16.25         $11.90           N/A
  Accumulation units outstanding
  at the end of period                       99              50              61             82             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(677)

  Accumulation unit value:
    Beginning of period                    $19.10          $17.76          $14.51         $13.14          $11.72
    End of period                          $10.63          $19.10          $17.76         $14.51          $13.14
  Accumulation units outstanding
  at the end of period                     2,632           3,075           3,450           3,774          4,125

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(772)

  Accumulation unit value:
    Beginning of period                    $13.43          $13.59          $11.73         $10.85           N/A
    End of period                          $7.52           $13.43          $13.59         $11.73           N/A
  Accumulation units outstanding
  at the end of period                     12,767          19,771          17,737         17,909           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1219)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.65          $10.55           N/A            N/A
    End of period                          $6.20           $11.79          $10.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              918              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1219)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(1084)

  Accumulation unit value:
    Beginning of period                    $13.08          $12.78          $12.74           N/A            N/A
    End of period                          $6.42           $13.08          $12.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(677)

  Accumulation unit value:
    Beginning of period                    $15.18          $14.50          $13.56         $12.43          $11.41
    End of period                          $9.24           $15.18          $14.50         $13.56          $12.43
  Accumulation units outstanding
  at the end of period                     2,703           3,158           3,544           3,877          4,237

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(677)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.59          $10.33         $10.15          $9.60
    End of period                          $7.20           $11.84          $11.59         $10.33          $10.15
  Accumulation units outstanding
  at the end of period                     3,211           3,752           4,221           4,619          5,033

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1166)

  Accumulation unit value:
    Beginning of period                    $17.12          $19.62          $17.90           N/A            N/A
    End of period                          $10.00          $17.12          $19.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1166)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(677)

  Accumulation unit value:
    Beginning of period                    $14.13          $14.81          $12.94         $12.73          $11.64
    End of period                          $8.96           $14.13          $14.81         $12.94          $12.73
  Accumulation units outstanding
  at the end of period                     2,751           3,161           3,543           3,879          4,151

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(772)

  Accumulation unit value:
    Beginning of period                    $17.26          $14.82          $15.42         $11.95           N/A
    End of period                          $8.84           $17.26          $14.82         $15.42           N/A
  Accumulation units outstanding
  at the end of period                      318            1,667           1,456           1,270           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $14.22          $13.73          $13.13           N/A            N/A
    End of period                          $8.20           $14.22          $13.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(942)

  Accumulation unit value:
    Beginning of period                    $13.68          $12.97          $12.86         $12.76           N/A
    End of period                          $13.38          $13.68          $12.97         $12.86           N/A
  Accumulation units outstanding
  at the end of period                      691             746             722             702            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(1068)

  Accumulation unit value:
    Beginning of period                    $19.16          $21.20          $19.89           N/A            N/A
    End of period                          $11.11          $19.16          $21.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(1079)

  Accumulation unit value:
    Beginning of period                    $12.42          $12.89          $12.20           N/A            N/A
    End of period                          $8.38           $12.42          $12.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $9.31            N/A             N/A             N/A            N/A
    End of period                          $6.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      651             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.85          $13.96          $12.39         $11.72          $10.80
    End of period                          $8.80           $14.85          $13.96         $12.39          $11.72
  Accumulation units outstanding
  at the end of period                       -               -               -               -            3,906

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(560)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.90          $12.50         $11.93          $11.21
    End of period                          $9.28           $14.73          $13.90         $12.50          $11.93
  Accumulation units outstanding
  at the end of period                     5,219           6,238           17,388          7,800          8,313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(670)

  Accumulation unit value:
    Beginning of period                    $13.99          $13.21          $12.08         $11.65          $10.77
    End of period                          $9.88           $13.99          $13.21         $12.08          $11.65
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(670)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(1126)

  Accumulation unit value:
    Beginning of period                    $24.50          $23.39          $21.78           N/A            N/A
    End of period                          $18.93          $24.50          $23.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(931)

  Accumulation unit value:
    Beginning of period                    $11.38          $11.15          $10.94         $10.92           N/A
    End of period                          $11.33          $11.38          $11.15         $10.94           N/A
  Accumulation units outstanding
  at the end of period                     18,007          18,098            -            12,425           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(931)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1068)

  Accumulation unit value:
    Beginning of period                    $20.91          $19.90          $18.37           N/A            N/A
    End of period                          $13.59          $20.91          $19.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $28.33          $26.40          $24.55           N/A            N/A
    End of period                          $15.78          $28.33          $26.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $39.54          $34.62          $35.05           N/A            N/A
    End of period                          $22.88          $39.54          $34.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(1068)

  Accumulation unit value:
    Beginning of period                    $14.89          $15.15          $13.94           N/A            N/A
    End of period                          $8.64           $14.89          $15.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.595%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(853)

  Accumulation unit value:
    Beginning of period                    $12.65          $15.28          $11.50         $10.82           N/A
    End of period                          $7.93           $12.65          $15.28         $11.50           N/A
  Accumulation units outstanding
  at the end of period                     1,283             -             2,321           2,730           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                    $16.56          $15.48          $13.60           N/A            N/A
    End of period                          $9.53           $16.56          $15.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                      324             332             360             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(682)

  Accumulation unit value:
    Beginning of period                    $13.34          $11.83          $11.25         $10.77          $9.88
    End of period                          $8.10           $13.34          $11.83         $11.25          $10.77
  Accumulation units outstanding
  at the end of period                       -               -             4,354           3,755           376

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                    $11.73           N/A             N/A             N/A            N/A
    End of period                          $8.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,386            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.56          $11.49           N/A             N/A            N/A
    End of period                          $6.44           $13.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,960           4,558            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(682)

  Accumulation unit value:
    Beginning of period                    $16.82          $17.17          $15.68         $15.57          $14.17
    End of period                          $9.99           $16.82          $17.17         $15.68          $15.57
  Accumulation units outstanding
  at the end of period                      875             918            2,514           2,514          1,792

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(835)

  Accumulation unit value:
    Beginning of period                    $22.63          $20.72          $17.71         $16.46           N/A
    End of period                          $13.61          $22.63          $20.72         $17.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.32           N/A             N/A            N/A
    End of period                          $6.13           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,859            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1185)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.79          $10.54           N/A            N/A
    End of period                          $7.33           $10.71          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,427           12,746          3,185            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $11.37          $12.44          $10.84         $10.85           N/A
    End of period                          $7.41           $11.37          $12.44         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,649           3,322           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(568)

  Accumulation unit value:
    Beginning of period                    $17.66          $16.94          $16.60         $16.60          $15.75
    End of period                          $16.31          $17.66          $16.94         $16.60          $16.60
  Accumulation units outstanding
  at the end of period                     1,020           1,171           2,920           1,013          1,281

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.64          $12.63          $11.20         $11.10           N/A
    End of period                          $7.87           $12.64          $12.63         $11.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,623           3,218           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1119)

  Accumulation unit value:
    Beginning of period                    $10.35          $10.13          $10.00           N/A            N/A
    End of period                          $9.48           $10.35          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              901            1,096            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(435)

  Accumulation unit value:
    Beginning of period                    $15.63          $14.33          $11.14          $9.65          $8.08
    End of period                          $8.46           $15.63          $14.33         $11.14          $9.65
  Accumulation units outstanding
  at the end of period                      454             400            3,757           3,904           628

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(435)

  Accumulation unit value:
    Beginning of period                    $7.39            N/A
    End of period                          $8.08            N/A
  Accumulation units outstanding
  at the end of period                      139             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(697)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.94          $13.85         $13.89          $13.87
    End of period                          $14.99          $14.44          $13.94         $13.85          $13.89
  Accumulation units outstanding
  at the end of period                     1,318           1,382           5,654           3,273          1,382

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.87          $10.48           N/A             N/A            N/A
    End of period                          $6.75           $13.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              704             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(498)

  Accumulation unit value:
    Beginning of period                    $17.85          $18.81          $16.85         $15.89          $13.44
    End of period                          $10.61          $17.85          $18.81         $16.85          $15.89
  Accumulation units outstanding
  at the end of period                       39              38              38             37              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(1185)

  Accumulation unit value:
    Beginning of period                    $14.21          $15.65          $14.89           N/A            N/A
    End of period                          $8.51           $14.21          $15.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(498)

  Accumulation unit value:
    Beginning of period                    $11.02          $11.64          $10.64         $11.25          $9.46
    End of period                          $6.95           $11.02          $11.64         $10.64          $11.25
  Accumulation units outstanding
  at the end of period                     7,978           8,723           8,611          11,244          2,728

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(835)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.75          $10.65         $10.76           N/A
    End of period                          $11.26          $11.15          $10.75         $10.65           N/A
  Accumulation units outstanding
  at the end of period                       -              504              -             1,691           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.67           $5.68            N/A             N/A            N/A
    End of period                          $3.33           $5.67            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,516            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(835)

  Accumulation unit value:
    Beginning of period                    $9.64           $10.74          $9.72           $9.78           N/A
    End of period                          $6.46           $9.64           $10.74          $9.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(568)

  Accumulation unit value:
    Beginning of period                    $10.30          $10.47          $8.29           $9.02          $8.69
    End of period                          $5.42           $10.30          $10.47          $8.29          $9.02
  Accumulation units outstanding
  at the end of period                     10,870          11,091          14,432         14,126          3,330

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.26          $11.70          $10.12           N/A            N/A
    End of period                          $5.06           $10.26          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,426           1,470            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(682)

  Accumulation unit value:
    Beginning of period                    $9.10           $9.00           $7.91           $7.78          $7.15
    End of period                          $5.51           $9.10           $9.00           $7.91          $7.78
  Accumulation units outstanding
  at the end of period                      351             355            3,544           3,165          1,738

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(987)

  Accumulation unit value:
    Beginning of period                    $10.96          $13.61          $12.13           N/A            N/A
    End of period                          $5.27           $10.96          $13.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,205            266             249             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(987)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(724)

  Accumulation unit value:
    Beginning of period                    $17.56          $16.22          $11.88         $11.06          $10.95
    End of period                          $8.81           $17.56          $16.22         $11.88          $11.06
  Accumulation units outstanding
  at the end of period                     4,602           6,772           9,251           9,236          1,611

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(736)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.99          $10.61         $10.12          $10.16
    End of period                          $8.62           $11.51          $10.99         $10.61          $10.12
  Accumulation units outstanding
  at the end of period                      258             297             378             88              15

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(736)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(498)

  Accumulation unit value:
    Beginning of period                    $19.08          $17.74          $14.49         $13.13          $11.60
    End of period                          $10.61          $19.08          $17.74         $14.49          $13.13
  Accumulation units outstanding
  at the end of period                      169             173             537            1,739            56

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                    $13.42          $13.58          $11.73         $10.88          $10.65
    End of period                          $7.51           $13.42          $13.58         $11.73          $10.88
  Accumulation units outstanding
  at the end of period                     26,937          46,569          50,264         58,571           231

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.78          $10.47           N/A             N/A            N/A
    End of period                          $6.19           $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,033            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                    $12.34          $10.63          $10.42         $10.80          $10.84
    End of period                          $7.03           $12.34          $10.63         $10.42          $10.80
  Accumulation units outstanding
  at the end of period                     1,834           1,866           1,911           1,382           160

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(568)

  Accumulation unit value:
    Beginning of period                    $33.78          $25.63          $21.78         $16.34          $13.46
    End of period                          $20.45          $33.78          $25.63         $21.78          $16.34
  Accumulation units outstanding
  at the end of period                     1,471           2,717           2,377           1,918          1,264

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(724)

  Accumulation unit value:
    Beginning of period                    $13.06          $12.76          $12.51          $9.35          $9.10
    End of period                          $6.41           $13.06          $12.76         $12.51          $9.35
  Accumulation units outstanding
  at the end of period                     5,280           6,933           9,703           8,608          1,309

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(529)

  Accumulation unit value:
    Beginning of period                    $15.16          $14.48          $13.55         $12.42          $11.65
    End of period                          $9.22           $15.16          $14.48         $13.55          $12.42
  Accumulation units outstanding
  at the end of period                     3,787           5,985           8,015           9,635          5,629

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(529)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(529)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.57          $10.32         $10.15          $9.79
    End of period                          $7.19           $11.83          $11.57         $10.32          $10.15
  Accumulation units outstanding
  at the end of period                     6,414           9,793           13,037         14,647          8,573

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(529)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(498)

  Accumulation unit value:
    Beginning of period                    $17.09          $19.59          $18.36         $17.30          $15.96
    End of period                          $9.98           $17.09          $19.59         $18.36          $17.30
  Accumulation units outstanding
  at the end of period                     2,355           3,656           3,564           3,854           652

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(529)

  Accumulation unit value:
    Beginning of period                    $14.11          $14.80          $12.92         $12.73          $11.89
    End of period                          $8.95           $14.11          $14.80         $12.92          $12.73
  Accumulation units outstanding
  at the end of period                     5,423           7,575           11,771         13,820          6,946

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(529)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.38           $5.52            N/A             N/A            N/A
    End of period                          $3.52           $6.38            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              542             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(724)

  Accumulation unit value:
    Beginning of period                    $17.25          $14.82          $15.42         $11.40          $11.20
    End of period                          $8.83           $17.25          $14.82         $15.42          $11.40
  Accumulation units outstanding
  at the end of period                     2,322           3,981           6,110           2,361          1,062

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                    $13.94          $12.92          $11.82         $11.05          $10.86
    End of period                          $7.77           $13.94          $12.92         $11.82          $11.05
  Accumulation units outstanding
  at the end of period                     1,921           1,921           3,173           2,330           387

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(911)

  Accumulation unit value:
    Beginning of period                    $14.20          $13.71          $12.03         $11.53           N/A
    End of period                          $8.18           $14.20          $13.71         $12.03           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,428           3,146           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.95           N/A             N/A             N/A            N/A
    End of period                          $10.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,479            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(663)

  Accumulation unit value:
    Beginning of period                    $13.64          $12.94          $12.83         $12.87          $12.84
    End of period                          $13.35          $13.64          $12.94         $12.83          $12.87
  Accumulation units outstanding
  at the end of period                     15,306          17,950          25,253         23,693          17,571

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(663)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(682)

  Accumulation unit value:
    Beginning of period                    $12.39          $12.86          $11.94         $12.05          $11.83
    End of period                          $8.36           $12.39          $12.86         $11.94          $12.05
  Accumulation units outstanding
  at the end of period                     3,540           5,628           10,036         10,342          5,908

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.81          $13.93          $12.37         $11.70          $10.78
    End of period                          $8.78           $14.81          $13.93         $12.37          $11.70
  Accumulation units outstanding
  at the end of period                       -              232              -             2,315          2,318

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.93          $10.40         $10.17           N/A
    End of period                          $9.51           $11.31          $10.93         $10.40           N/A
  Accumulation units outstanding
  at the end of period                     10,838          11,380          12,063         11,261           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(522)

  Accumulation unit value:
    Beginning of period                    $14.69          $13.87          $12.47         $11.91          $11.15
    End of period                          $9.25           $14.69          $13.87         $12.47          $11.91
  Accumulation units outstanding
  at the end of period                     11,959          49,922          14,729         10,997          3,693

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(522)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(688)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.53          $10.72         $10.47          $9.91
    End of period                          $9.29           $12.10          $11.53         $10.72          $10.47
  Accumulation units outstanding
  at the end of period                     14,314          3,735           15,987         22,132          15,834

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(740)

  Accumulation unit value:
    Beginning of period                    $13.95          $13.18          $12.06         $11.39           N/A
    End of period                          $9.86           $13.95          $13.18         $12.06           N/A
  Accumulation units outstanding
  at the end of period                     47,499          19,864          12,271          3,552           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.70            N/A             N/A             N/A            N/A
    End of period                          $6.30            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,743            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                    $24.42          $23.32          $21.06         $20.52          $19.43
    End of period                          $18.87          $24.42          $23.32         $21.06          $20.52
  Accumulation units outstanding
  at the end of period                      687             486            1,587            486            943

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(877)

  Accumulation unit value:
    Beginning of period                    $11.34          $11.11          $10.91         $10.88           N/A
    End of period                          $11.29          $11.34          $11.11         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     2,280             -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(877)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(435)

  Accumulation unit value:
    Beginning of period                    $20.89          $19.88          $16.87         $16.01          $14.32
    End of period                          $13.57          $20.89          $19.88         $16.87          $16.01
  Accumulation units outstanding
  at the end of period                       -               -             1,950           1,863           601

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(435)

  Accumulation unit value:
    Beginning of period                    $13.11           N/A
    End of period                          $14.32           N/A
  Accumulation units outstanding
  at the end of period                       75             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(682)

  Accumulation unit value:
    Beginning of period                    $28.24          $26.32          $23.76         $22.98          $20.82
    End of period                          $15.73          $28.24          $26.32         $23.76          $22.98
  Accumulation units outstanding
  at the end of period                       27              26            1,005           1,004           534

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(435)

  Accumulation unit value:
    Beginning of period                    $39.43          $34.52          $33.17         $29.84          $25.95
    End of period                          $22.80          $39.43          $34.52         $33.17          $29.84
  Accumulation units outstanding
  at the end of period                      333             347             629             459            328

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(435)

  Accumulation unit value:
    Beginning of period                    $24.31           N/A
    End of period                          $25.95           N/A
  Accumulation units outstanding
  at the end of period                       40             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(568)

  Accumulation unit value:
    Beginning of period                    $14.86          $15.12          $12.93         $12.50          $11.22
    End of period                          $8.62           $14.86          $15.12         $12.93          $12.50
  Accumulation units outstanding
  at the end of period                     2,276           2,212           3,908           3,962          2,313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.60%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(846)

  Accumulation unit value:
    Beginning of period                    $12.65          $15.28          $11.50         $10.62           N/A
    End of period                          $7.93           $12.65          $15.28         $11.50           N/A
  Accumulation units outstanding
  at the end of period                     2,790            570            2,698           1,893           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $16.55          $15.47          $12.95         $12.01          $10.49
    End of period                          $9.52           $16.55          $15.47         $12.95          $12.01
  Accumulation units outstanding
  at the end of period                     7,649           1,489            629              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                    $13.33          $11.82          $11.25         $10.77          $10.16
    End of period                          $8.10           $13.33          $11.82         $11.25          $10.77
  Accumulation units outstanding
  at the end of period                     2,629           2,898           3,643           4,543            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                    $14.68          $13.53          $12.13         $11.48          $10.84
    End of period                          $8.62           $14.68          $13.53         $12.13          $11.48
  Accumulation units outstanding
  at the end of period                       -             1,383           1,383           1,383            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(568)

  Accumulation unit value:
    Beginning of period                    $11.74          $11.16          $10.34          $9.64          $8.96
    End of period                          $8.20           $11.74          $11.16         $10.34          $9.64
  Accumulation units outstanding
  at the end of period                     11,451          11,587          9,432           9,849          4,225

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(716)

  Accumulation unit value:
    Beginning of period                    $26.64          $22.67          $20.53         $20.67          $20.54
    End of period                          $14.93          $26.64          $22.67         $20.53          $20.67
  Accumulation units outstanding
  at the end of period                     5,344            478             733            1,154           487

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(716)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(708)

  Accumulation unit value:
    Beginning of period                    $25.85          $24.18          $23.72         $23.26          $22.49
    End of period                          $14.89          $25.85          $24.18         $23.72          $23.26
  Accumulation units outstanding
  at the end of period                     1,220            635             512             888            114

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(708)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.56          $10.00           N/A             N/A            N/A
    End of period                          $6.44           $13.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,638           7,054            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(708)

  Accumulation unit value:
    Beginning of period                    $16.81          $17.16          $15.67         $15.56          $15.15
    End of period                          $9.99           $16.81          $17.16         $15.67          $15.56
  Accumulation units outstanding
  at the end of period                       -               -              253             485            254

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(708)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(556)

  Accumulation unit value:
    Beginning of period                    $22.62          $20.71          $17.70         $17.72          $16.42
    End of period                          $13.60          $22.62          $20.71         $17.70          $17.72
  Accumulation units outstanding
  at the end of period                     4,023           3,964           1,598           2,050            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(556)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.29           N/A             N/A            N/A
    End of period                          $6.12           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,542           7,459            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.82           $9.98            N/A             N/A            N/A
    End of period                          $5.68           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      306             307             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.79          $9.94            N/A            N/A
    End of period                          $7.33           $10.71          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,641           7,092            372             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.77           $9.99            N/A             N/A            N/A
    End of period                          $5.91           $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      144            2,450            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(886)

  Accumulation unit value:
    Beginning of period                    $11.37          $12.44          $10.84         $10.79           N/A
    End of period                          $7.41           $11.37          $12.44         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     6,912           4,703           1,473           1,289           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(886)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $17.65          $16.93          $16.60         $16.60          $15.75
    End of period                          $16.31          $17.65          $16.93         $16.60          $16.60
  Accumulation units outstanding
  at the end of period                     2,260           5,002           16,379          8,380          4,107

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                    $12.64          $12.62          $11.20         $10.53           N/A
    End of period                          $7.87           $12.64          $12.62         $11.20           N/A
  Accumulation units outstanding
  at the end of period                     2,094           1,764           8,161           9,684           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.44           N/A             N/A             N/A            N/A
    End of period                          $9.48            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      291             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(569)

  Accumulation unit value:
    Beginning of period                    $15.63          $14.32          $11.14          $9.64          $8.27
    End of period                          $8.45           $15.63          $14.32         $11.14          $9.64
  Accumulation units outstanding
  at the end of period                     3,372           7,918           4,414           4,705            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(802)

  Accumulation unit value:
    Beginning of period                    $22.23          $21.14          $19.36         $17.71           N/A
    End of period                          $12.03          $22.23          $21.14         $19.36           N/A
  Accumulation units outstanding
  at the end of period                     1,899           1,957           1,952           1,531           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(608)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.93          $13.84         $13.88          $13.44
    End of period                          $14.98          $14.44          $13.93         $13.84          $13.88
  Accumulation units outstanding
  at the end of period                     4,564           3,154           4,101           3,203          2,530

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.87          $12.20           N/A             N/A            N/A
    End of period                          $6.75           $13.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,288          5,234            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(490)

  Accumulation unit value:
    Beginning of period                    $17.84          $18.80          $16.84         $15.88          $13.18
    End of period                          $10.61          $17.84          $18.80         $16.84          $15.88
  Accumulation units outstanding
  at the end of period                     3,891           4,953           4,936           4,982          3,051

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(490)

  Accumulation unit value:
    Beginning of period                    $14.20          $15.65          $13.75         $13.48          $12.31
    End of period                          $8.50           $14.20          $15.65         $13.75          $13.48
  Accumulation units outstanding
  at the end of period                     3,539           4,795           4,950           3,376           195

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(556)

  Accumulation unit value:
    Beginning of period                    $11.01          $11.63          $10.64         $11.24          $9.84
    End of period                          $6.95           $11.01          $11.63         $10.64          $11.24
  Accumulation units outstanding
  at the end of period                     19,787          48,379          48,966         50,542          7,975

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(705)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.75          $10.64         $10.73          $10.71
    End of period                          $11.26          $11.15          $10.75         $10.64          $10.73
  Accumulation units outstanding
  at the end of period                     3,572           8,281           9,259           9,070          3,649

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(918)

  Accumulation unit value:
    Beginning of period                    $5.67           $5.58           $4.20           $4.12           N/A
    End of period                          $3.33           $5.67           $5.58           $4.20           N/A
  Accumulation units outstanding
  at the end of period                       -             6,846           1,312            727            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(881)

  Accumulation unit value:
    Beginning of period                    $9.64           $10.74          $9.72          $10.19           N/A
    End of period                          $6.45           $9.64           $10.74          $9.72           N/A
  Accumulation units outstanding
  at the end of period                     3,890             -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(881)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(556)

  Accumulation unit value:
    Beginning of period                    $10.30          $10.46          $8.29           $9.02          $8.81
    End of period                          $5.41           $10.30          $10.46          $8.29          $9.02
  Accumulation units outstanding
  at the end of period                     27,437          63,335          73,951         71,613          11,241

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                    $10.26          $11.70          $10.03           N/A            N/A
    End of period                          $5.06           $10.26          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,301           5,212           6,842            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(490)

  Accumulation unit value:
    Beginning of period                    $9.09           $9.00           $7.90           $7.78          $7.27
    End of period                          $5.51           $9.09           $9.00           $7.90          $7.78
  Accumulation units outstanding
  at the end of period                      183              -             2,604           2,729            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(897)

  Accumulation unit value:
    Beginning of period                    $10.96          $13.61          $11.77         $11.15           N/A
    End of period                          $5.27           $10.96          $13.61         $11.77           N/A
  Accumulation units outstanding
  at the end of period                     1,875             -               39             40             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                    $17.55          $16.22          $11.88         $11.06          $9.77
    End of period                          $8.81           $17.55          $16.22         $11.88          $11.06
  Accumulation units outstanding
  at the end of period                     22,372          46,107          56,966         60,026          13,996

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(720)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.98          $10.61         $10.11          $9.64
    End of period                          $8.61           $11.51          $10.98         $10.61          $10.11
  Accumulation units outstanding
  at the end of period                     4,252            468             536             328            275

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(720)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(490)

  Accumulation unit value:
    Beginning of period                    $19.07          $17.73          $14.49         $13.12          $11.47
    End of period                          $10.60          $19.07          $17.73         $14.49          $13.12
  Accumulation units outstanding
  at the end of period                     9,262           10,969          9,791           9,554          3,049

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                    $13.42          $13.58          $11.73         $10.88          $10.39
    End of period                          $7.51           $13.42          $13.58         $11.73          $10.88
  Accumulation units outstanding
  at the end of period                    122,591         168,916         202,297         152,332         2,888

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.78          $10.52           N/A             N/A            N/A
    End of period                          $6.19           $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,069          4,148            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                    $12.34          $10.63          $10.42         $10.80          $10.84
    End of period                          $7.03           $12.34          $10.63         $10.42          $10.80
  Accumulation units outstanding
  at the end of period                      574            2,792           1,441            904            332

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                    $11.23           N/A             N/A             N/A            N/A
    End of period                          $6.05            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      197             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(711)

  Accumulation unit value:
    Beginning of period                    $33.76          $25.61          $21.76         $16.33          $16.60
    End of period                          $20.44          $33.76          $25.61         $21.76          $16.33
  Accumulation units outstanding
  at the end of period                      898            1,850           2,059           3,358          3,939

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(711)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(556)

  Accumulation unit value:
    Beginning of period                    $13.05          $12.76          $12.51          $9.35          $8.30
    End of period                          $6.41           $13.05          $12.76         $12.51          $9.35
  Accumulation units outstanding
  at the end of period                     16,771          47,444          46,135         46,037          7,680

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $6.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,485            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(490)

  Accumulation unit value:
    Beginning of period                    $15.16          $14.48          $13.55         $12.41          $11.15
    End of period                          $9.22           $15.16          $14.48         $13.55          $12.41
  Accumulation units outstanding
  at the end of period                     5,670           12,083          9,426           9,582          2,468

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(490)

  Accumulation unit value:
    Beginning of period                    $11.82          $11.57          $10.32         $10.15          $9.57
    End of period                          $7.18           $11.82          $11.57         $10.32          $10.15
  Accumulation units outstanding
  at the end of period                     11,365          15,775          18,903         18,229          9,954

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(557)

  Accumulation unit value:
    Beginning of period                    $17.08          $19.58          $18.36         $17.30          $15.54
    End of period                          $9.98           $17.08          $19.58         $18.36          $17.30
  Accumulation units outstanding
  at the end of period                     10,670          30,138          30,841         29,717          4,289

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(557)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(490)

  Accumulation unit value:
    Beginning of period                    $14.11          $14.79          $12.92         $12.72          $11.46
    End of period                          $8.94           $14.11          $14.79         $12.92          $12.72
  Accumulation units outstanding
  at the end of period                     5,200           8,246           9,745           9,656          3,938

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(720)

  Accumulation unit value:
    Beginning of period                    $6.38           $5.71           $5.36           $5.37          $5.36
    End of period                          $3.52           $6.38           $5.71           $5.36          $5.37
  Accumulation units outstanding
  at the end of period                      551            7,282            718            1,625           518

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(720)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(751)

  Accumulation unit value:
    Beginning of period                    $17.24          $14.81          $15.42         $11.22           N/A
    End of period                          $8.83           $17.24          $14.81         $15.42           N/A
  Accumulation units outstanding
  at the end of period                     29,710          49,053          55,145         42,204           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(751)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(720)

  Accumulation unit value:
    Beginning of period                    $13.94          $12.92          $11.82         $11.05          $10.65
    End of period                          $7.77           $13.94          $12.92         $11.82          $11.05
  Accumulation units outstanding
  at the end of period                     22,526          26,403          42,639         40,692          1,175

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(720)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(490)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.70          $12.02         $10.85          $9.61
    End of period                          $8.18           $14.19          $13.70         $12.02          $10.85
  Accumulation units outstanding
  at the end of period                     5,486           7,840           6,400           7,138            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.82          $10.20           N/A             N/A            N/A
    End of period                          $10.15          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,784           5,730            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $13.64          $12.94          $12.83         $12.87          $12.54
    End of period                          $13.34          $13.64          $12.94         $12.83          $12.87
  Accumulation units outstanding
  at the end of period                     35,459          29,404          18,232         15,942          6,621

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(1039)

  Accumulation unit value:
    Beginning of period                    $19.09          $21.12          $19.63           N/A            N/A
    End of period                          $11.07          $19.09          $21.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       71             208             218             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(1039)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.39          $12.86          $11.94         $12.05          $11.75
    End of period                          $8.36           $12.39          $12.86         $11.94          $12.05
  Accumulation units outstanding
  at the end of period                     3,693           10,412          6,387           6,885          7,175

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                    $10.66           N/A             N/A             N/A            N/A
    End of period                          $5.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,784            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                    $10.53           N/A             N/A             N/A            N/A
    End of period                          $6.19            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,545            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.18            N/A             N/A             N/A            N/A
    End of period                          $6.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     67,873           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.41          $10.63           N/A             N/A            N/A
    End of period                          $6.62           $10.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,068            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(729)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.92          $12.36         $11.69          $11.50
    End of period                          $8.77           $14.80          $13.92         $12.36          $11.69
  Accumulation units outstanding
  at the end of period                     5,841           5,916           2,149           2,256          1,530

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(729)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.92          $10.40         $10.29          $10.23
    End of period                          $9.51           $11.31          $10.92         $10.40          $10.29
  Accumulation units outstanding
  at the end of period                     28,774          34,623          24,977         22,666          9,287

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(729)

  Accumulation unit value:
    Beginning of period                    $14.68          $13.86          $12.47         $11.91          $11.72
    End of period                          $9.25           $14.68          $13.86         $12.47          $11.91
  Accumulation units outstanding
  at the end of period                     14,860          18,446          12,804          8,661          3,003

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.53          $10.72         $10.47          $10.37
    End of period                          $9.28           $12.10          $11.53         $10.72          $10.47
  Accumulation units outstanding
  at the end of period                     47,734          51,063          58,451         69,034          1,696

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(139)

  Accumulation unit value:
    Beginning of period                    $13.95          $13.18          $12.06         $11.63          $10.89
    End of period                          $9.85           $13.95          $13.18         $12.06          $11.63
  Accumulation units outstanding
  at the end of period                     45,919          60,897          64,733         73,492            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                    $24.41          $23.31          $21.05         $20.51          $19.19
    End of period                          $18.85          $24.41          $23.31         $21.05          $20.51
  Accumulation units outstanding
  at the end of period                     10,583          9,350           14,184         14,899          6,453

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(798)

  Accumulation unit value:
    Beginning of period                    $11.33          $11.11          $10.91         $10.88           N/A
    End of period                          $11.29          $11.33          $11.11         $10.91           N/A
  Accumulation units outstanding
  at the end of period                      706            16,855          11,015          9,538           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(798)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(834)

  Accumulation unit value:
    Beginning of period                    $20.88          $19.87          $16.87         $15.96           N/A
    End of period                          $13.56          $20.88          $19.87         $16.87           N/A
  Accumulation units outstanding
  at the end of period                     2,403           2,026           2,066           1,744           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $28.22          $26.31          $23.75         $22.97          $21.15
    End of period                          $15.72          $28.22          $26.31         $23.75          $22.97
  Accumulation units outstanding
  at the end of period                     2,489           5,774           2,510           2,431            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $39.40          $34.50          $33.15         $29.82          $26.21
    End of period                          $22.78          $39.40          $34.50         $33.15          $29.82
  Accumulation units outstanding
  at the end of period                     4,510           6,996           3,700           3,679          1,117

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $14.85          $15.12          $12.93         $12.50          $11.15
    End of period                          $8.62           $14.85          $15.12         $12.93          $12.50
  Accumulation units outstanding
  at the end of period                     6,714           15,776          15,531         16,601           212

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.605%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(629)

  Accumulation unit value:
    Beginning of period                    $11.01          $11.63          $10.63         $11.24          $9.96
    End of period                          $6.95           $11.01          $11.63         $10.63          $11.24
  Accumulation units outstanding
  at the end of period                       -              660             643             590            536

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(629)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(629)

  Accumulation unit value:
    Beginning of period                    $10.29          $10.46          $8.28           $9.01          $8.42
    End of period                          $5.41           $10.29          $10.46          $8.28          $9.01
  Accumulation units outstanding
  at the end of period                       -              730             732             756            634

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(629)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(629)

  Accumulation unit value:
    Beginning of period                    $17.55          $16.21          $11.87         $11.06          $9.26
    End of period                          $8.80           $17.55          $16.21         $11.87          $11.06
  Accumulation units outstanding
  at the end of period                       -              437             507             567            576

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(629)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(629)

  Accumulation unit value:
    Beginning of period                    $13.05          $12.75          $12.51          $9.35          $7.97
    End of period                          $6.40           $13.05          $12.75         $12.51          $9.35
  Accumulation units outstanding
  at the end of period                       -              596             546             571            670

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(629)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(629)

  Accumulation unit value:
    Beginning of period                    $17.08          $19.57          $18.35         $17.29          $14.33
    End of period                          $9.97           $17.08          $19.57         $18.35          $17.29
  Accumulation units outstanding
  at the end of period                       -              411             392             349            373

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(629)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.62            N/A             N/A             N/A            N/A
    End of period                          $9.28            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,447            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.61%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(836)

  Accumulation unit value:
    Beginning of period                    $12.65          $15.28          $11.50         $10.38           N/A
    End of period                          $7.92           $12.65          $15.28         $11.50           N/A
  Accumulation units outstanding
  at the end of period                     7,947           12,083          55,896         19,876           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(836)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(383)

  Accumulation unit value:
    Beginning of period                    $16.53          $15.45          $12.94         $12.00          $10.59
    End of period                          $9.51           $16.53          $15.45         $12.94          $12.00
  Accumulation units outstanding
  at the end of period                     8,886           8,359           9,461           9,550          15,028

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(383)

  Accumulation unit value:
    Beginning of period                    $8.92            N/A
    End of period                          $10.59           N/A
  Accumulation units outstanding
  at the end of period                     2,661            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(305)

  Accumulation unit value:
    Beginning of period                    $13.33          $11.82          $11.25         $10.76          $10.04
    End of period                          $8.09           $13.33          $11.82         $11.25          $10.76
  Accumulation units outstanding
  at the end of period                     21,437          23,040          20,001         65,118          66,397

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(305)

  Accumulation unit value:
    Beginning of period                    $8.00            N/A
    End of period                          $10.04           N/A
  Accumulation units outstanding
  at the end of period                     32,248           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(305)

  Accumulation unit value:
    Beginning of period                    $14.68          $13.53          $12.13         $11.48          $11.03
    End of period                          $8.62           $14.68          $13.53         $12.13          $11.48
  Accumulation units outstanding
  at the end of period                     5,313           7,341           7,144           8,271          5,813

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(305)

  Accumulation unit value:
    Beginning of period                    $7.82            N/A
    End of period                          $11.03           N/A
  Accumulation units outstanding
  at the end of period                     4,966            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(377)

  Accumulation unit value:
    Beginning of period                    $11.73          $11.15          $10.33          $9.63          $9.04
    End of period                          $8.20           $11.73          $11.15         $10.33          $9.63
  Accumulation units outstanding
  at the end of period                     33,703          40,023          27,943         26,785          37,897

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(377)

  Accumulation unit value:
    Beginning of period                    $8.50            N/A
    End of period                          $9.04            N/A
  Accumulation units outstanding
  at the end of period                     6,906            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                    $26.61          $22.64          $20.51         $20.65          $18.88
    End of period                          $14.91          $26.61          $22.64         $20.51          $20.65
  Accumulation units outstanding
  at the end of period                     4,126           6,168           3,223           2,625          6,210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(383)

  Accumulation unit value:
    Beginning of period                    $25.82          $24.15          $23.70         $23.24          $21.36
    End of period                          $14.87          $25.82          $24.15         $23.70          $23.24
  Accumulation units outstanding
  at the end of period                     4,581           2,670           2,910           3,669          5,405

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(383)

  Accumulation unit value:
    Beginning of period                    $18.62           N/A
    End of period                          $21.36           N/A
  Accumulation units outstanding
  at the end of period                     1,061            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.56          $10.59           N/A             N/A            N/A
    End of period                          $6.44           $13.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,724         239,395           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.58          $10.89           N/A             N/A            N/A
    End of period                          $6.42           $10.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      220            1,854            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(458)

  Accumulation unit value:
    Beginning of period                    $16.80          $17.14          $15.66         $15.55          $15.01
    End of period                          $9.98           $16.80          $17.14         $15.66          $15.55
  Accumulation units outstanding
  at the end of period                     7,390           9,008           9,241           9,766          11,226

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(458)

  Accumulation unit value:
    Beginning of period                    $14.13           N/A
    End of period                          $15.01           N/A
  Accumulation units outstanding
  at the end of period                      564             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(414)

  Accumulation unit value:
    Beginning of period                    $22.59          $20.69          $17.68         $17.70          $15.30
    End of period                          $13.58          $22.59          $20.69         $17.68          $17.70
  Accumulation units outstanding
  at the end of period                     10,423          11,288          8,927           5,278          7,933

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(414)

  Accumulation unit value:
    Beginning of period                    $15.01           N/A
    End of period                          $15.30           N/A
  Accumulation units outstanding
  at the end of period                     3,966            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.84           $9.97            N/A             N/A            N/A
    End of period                          $6.12           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,698          42,808           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.79          $9.83            N/A            N/A
    End of period                          $7.33           $10.70          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,326          15,905          4,436            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.77           $9.99            N/A             N/A            N/A
    End of period                          $5.91           $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,149           6,192            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                    $11.37          $12.43          $10.84         $10.87           N/A
    End of period                          $7.41           $11.37          $12.43         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     3,943           2,584           5,417           7,481           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(383)

  Accumulation unit value:
    Beginning of period                    $17.62          $16.91          $16.58         $16.58          $15.92
    End of period                          $16.28          $17.62          $16.91         $16.58          $16.58
  Accumulation units outstanding
  at the end of period                     15,441          37,147          32,065         40,690          25,423

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(383)

  Accumulation unit value:
    Beginning of period                    $15.08           N/A
    End of period                          $15.92           N/A
  Accumulation units outstanding
  at the end of period                     1,614            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1934)

  Accumulation unit value:
    Beginning of period                    $9.25            N/A             N/A             N/A            N/A
    End of period                          $9.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       84             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1934)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                    $12.64          $12.62          $11.19         $10.69           N/A
    End of period                          $7.87           $12.64          $12.62         $11.19           N/A
  Accumulation units outstanding
  at the end of period                     3,655           11,688          13,171          6,680           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                    $10.35          $10.13          $9.98            N/A            N/A
    End of period                          $9.48           $10.35          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,027          7,670           6,024            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(305)

  Accumulation unit value:
    Beginning of period                    $15.61          $14.31          $11.13          $9.63          $8.07
    End of period                          $8.44           $15.61          $14.31         $11.13          $9.63
  Accumulation units outstanding
  at the end of period                     26,591          74,202          78,887         62,260          40,184

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(305)

  Accumulation unit value:
    Beginning of period                    $5.61            N/A
    End of period                          $8.07            N/A
  Accumulation units outstanding
  at the end of period                     3,121            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(383)

  Accumulation unit value:
    Beginning of period                    $22.20          $21.11          $19.34         $18.70          $16.26
    End of period                          $12.02          $22.20          $21.11         $19.34          $18.70
  Accumulation units outstanding
  at the end of period                     8,544           8,528           2,600           2,011          2,345

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(383)

  Accumulation unit value:
    Beginning of period                    $14.17           N/A
    End of period                          $16.26           N/A
  Accumulation units outstanding
  at the end of period                      659             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(383)

  Accumulation unit value:
    Beginning of period                    $14.42          $13.91          $13.83         $13.87          $13.71
    End of period                          $14.96          $14.42          $13.91         $13.83          $13.87
  Accumulation units outstanding
  at the end of period                     14,768          11,135          11,433         16,793          15,224

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(383)

  Accumulation unit value:
    Beginning of period                    $13.38           N/A
    End of period                          $13.71           N/A
  Accumulation units outstanding
  at the end of period                     3,222            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1104)

  Accumulation unit value:
    Beginning of period                    $13.87          $10.80          $8.85            N/A            N/A
    End of period                          $6.75           $13.87          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,592           17,868           864             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(305)

  Accumulation unit value:
    Beginning of period                    $17.82          $18.78          $16.83         $15.87          $13.06
    End of period                          $10.60          $17.82          $18.78         $16.83          $15.87
  Accumulation units outstanding
  at the end of period                     16,716          40,539          47,349         64,344          47,356

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(305)

  Accumulation unit value:
    Beginning of period                    $10.01           N/A
    End of period                          $13.06           N/A
  Accumulation units outstanding
  at the end of period                     8,803            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(305)

  Accumulation unit value:
    Beginning of period                    $14.19          $15.63          $13.74         $13.47          $11.99
    End of period                          $8.49           $14.19          $15.63         $13.74          $13.47
  Accumulation units outstanding
  at the end of period                     15,190          21,868          24,835         34,788          34,221

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(305)

  Accumulation unit value:
    Beginning of period                    $8.44            N/A
    End of period                          $11.99           N/A
  Accumulation units outstanding
  at the end of period                     5,528            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(271)

  Accumulation unit value:
    Beginning of period                    $11.00          $11.62          $10.63         $11.24          $9.46
    End of period                          $6.94           $11.00          $11.62         $10.63          $11.24
  Accumulation units outstanding
  at the end of period                    154,257         221,180         247,355         284,391        287,783

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(271)

  Accumulation unit value:
    Beginning of period                    $6.64            N/A
    End of period                          $9.46            N/A
  Accumulation units outstanding
  at the end of period                     52,839           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(271)

  Accumulation unit value:
    Beginning of period                    $11.14          $10.75          $10.64         $10.72          $10.62
    End of period                          $11.25          $11.14          $10.75         $10.64          $10.72
  Accumulation units outstanding
  at the end of period                     83,876          89,372          97,338         90,805          79,764

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(271)

  Accumulation unit value:
    Beginning of period                    $10.62           N/A
    End of period                          $10.62           N/A
  Accumulation units outstanding
  at the end of period                     11,896           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $5.66           $5.57           $4.20           $4.27          $3.77
    End of period                          $3.33           $5.66           $5.57           $4.20          $4.27
  Accumulation units outstanding
  at the end of period                     40,923          54,946          60,690          2,782          89,770

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $9.64           $10.74          $9.71          $10.22          $9.40
    End of period                          $6.45           $9.64           $10.74          $9.71          $10.22
  Accumulation units outstanding
  at the end of period                     5,716           3,233           9,797           9,617          6,162

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(271)

  Accumulation unit value:
    Beginning of period                    $10.29          $10.45          $8.28           $9.01          $8.99
    End of period                          $5.41           $10.29          $10.45          $8.28          $9.01
  Accumulation units outstanding
  at the end of period                    196,896         267,041         320,945         328,357        268,892

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(271)

  Accumulation unit value:
    Beginning of period                    $6.56            N/A
    End of period                          $8.99            N/A
  Accumulation units outstanding
  at the end of period                     63,020           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.25          $11.70          $10.02           N/A            N/A
    End of period                          $5.06           $10.25          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,509          32,782          53,262           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(381)

  Accumulation unit value:
    Beginning of period                    $9.09           $8.99           $7.90           $7.78          $7.17
    End of period                          $5.51           $9.09           $8.99           $7.90          $7.78
  Accumulation units outstanding
  at the end of period                     8,648           19,217          19,664         36,910          45,510

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(381)

  Accumulation unit value:
    Beginning of period                    $6.29            N/A
    End of period                          $7.17            N/A
  Accumulation units outstanding
  at the end of period                     20,419           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(543)

  Accumulation unit value:
    Beginning of period                    $10.95          $13.60          $11.76         $11.38          $10.47
    End of period                          $5.26           $10.95          $13.60         $11.76          $11.38
  Accumulation units outstanding
  at the end of period                     14,970          9,803           22,034         24,175          21,166

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(543)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(271)

  Accumulation unit value:
    Beginning of period                    $17.54          $16.20          $11.87         $11.06          $8.86
    End of period                          $8.80           $17.54          $16.20         $11.87          $11.06
  Accumulation units outstanding
  at the end of period                    168,695         286,511         307,950         289,407        258,051

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(271)

  Accumulation unit value:
    Beginning of period                    $6.17            N/A
    End of period                          $8.86            N/A
  Accumulation units outstanding
  at the end of period                     44,163           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(538)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.98          $10.60         $10.11          $10.07
    End of period                          $8.61           $11.50          $10.98         $10.60          $10.11
  Accumulation units outstanding
  at the end of period                     11,283          23,727          11,455         29,856          19,948

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(538)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1368)

  Accumulation unit value:
    Beginning of period                    $9.83           $9.77            N/A             N/A            N/A
    End of period                          $6.71           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      353            2,637            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1368)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(271)

  Accumulation unit value:
    Beginning of period                    $19.06          $17.72          $14.49         $13.12          $11.27
    End of period                          $10.60          $19.06          $17.72         $14.49          $13.12
  Accumulation units outstanding
  at the end of period                     62,824          74,300         102,241         103,531         89,043

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(271)

  Accumulation unit value:
    Beginning of period                    $8.02            N/A
    End of period                          $11.27           N/A
  Accumulation units outstanding
  at the end of period                     13,662           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                    $13.42          $13.58          $11.73         $10.88          $9.86
    End of period                          $7.51           $13.42          $13.58         $11.73          $10.88
  Accumulation units outstanding
  at the end of period                    193,927         314,469         340,377         140,131         2,006

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1139)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.65          $9.66            N/A            N/A
    End of period                          $6.19           $11.79          $10.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,218          22,323            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                    $12.33          $10.63          $10.42         $10.72           N/A
    End of period                          $7.03           $12.33          $10.63         $10.42           N/A
  Accumulation units outstanding
  at the end of period                     28,707          38,003          29,725         12,440           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1383)

  Accumulation unit value:
    Beginning of period                    $11.48          $9.93            N/A             N/A            N/A
    End of period                          $6.05           $11.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,639           2,268            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1383)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(541)

  Accumulation unit value:
    Beginning of period                    $33.74          $25.60          $21.76         $16.32          $13.09
    End of period                          $20.43          $33.74          $25.60         $21.76          $16.32
  Accumulation units outstanding
  at the end of period                    118,479          34,473         136,648         157,583         55,492

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(271)

  Accumulation unit value:
    Beginning of period                    $13.04          $12.75          $12.50          $9.35          $8.16
    End of period                          $6.40           $13.04          $12.75         $12.50          $9.35
  Accumulation units outstanding
  at the end of period                    152,836         205,367         229,894         299,140        222,449

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(271)

  Accumulation unit value:
    Beginning of period                    $6.51            N/A
    End of period                          $8.16            N/A
  Accumulation units outstanding
  at the end of period                     52,344           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(271)

  Accumulation unit value:
    Beginning of period                    $15.15          $14.47          $13.54         $12.41          $11.00
    End of period                          $9.21           $15.15          $14.47         $13.54          $12.41
  Accumulation units outstanding
  at the end of period                     76,323          82,770          99,247         102,936         87,918

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(271)

  Accumulation unit value:
    Beginning of period                    $7.86            N/A
    End of period                          $11.00           N/A
  Accumulation units outstanding
  at the end of period                     15,506           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(271)

  Accumulation unit value:
    Beginning of period                    $11.82          $11.56          $10.31         $10.14          $9.46
    End of period                          $7.18           $11.82          $11.56         $10.31          $10.14
  Accumulation units outstanding
  at the end of period                    131,578         161,643         223,637         231,196        223,551

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(271)

  Accumulation unit value:
    Beginning of period                    $7.29            N/A
    End of period                          $9.46            N/A
  Accumulation units outstanding
  at the end of period                     28,658           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1324)

  Accumulation unit value:
    Beginning of period                    $8.77           $10.23           N/A             N/A            N/A
    End of period                          $5.96           $8.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,483            398             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1324)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(271)

  Accumulation unit value:
    Beginning of period                    $17.07          $19.57          $18.35         $17.29          $15.76
    End of period                          $9.97           $17.07          $19.57         $18.35          $17.29
  Accumulation units outstanding
  at the end of period                     98,400         129,523         146,436         153,076        121,721

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(271)

  Accumulation unit value:
    Beginning of period                    $10.23           N/A
    End of period                          $15.76           N/A
  Accumulation units outstanding
  at the end of period                     24,312           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(271)

  Accumulation unit value:
    Beginning of period                    $14.10          $14.78          $12.92         $12.72          $11.12
    End of period                          $8.94           $14.10          $14.78         $12.92          $12.72
  Accumulation units outstanding
  at the end of period                     71,032          86,912          97,579         96,854          88,659

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(271)

  Accumulation unit value:
    Beginning of period                    $7.34            N/A
    End of period                          $11.12           N/A
  Accumulation units outstanding
  at the end of period                     14,484           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(543)

  Accumulation unit value:
    Beginning of period                    $6.37           $5.71           $5.36           $5.37          $5.08
    End of period                          $3.51           $6.37           $5.71           $5.36          $5.37
  Accumulation units outstanding
  at the end of period                     31,355          58,615          30,938         10,591           808

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(543)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                    $17.24          $14.81          $15.41         $11.40          $11.12
    End of period                          $8.83           $17.24          $14.81         $15.41          $11.40
  Accumulation units outstanding
  at the end of period                     90,232         145,365         137,727         115,015         1,763

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(738)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.91          $11.82         $10.94           N/A
    End of period                          $7.77           $13.93          $12.91         $11.82           N/A
  Accumulation units outstanding
  at the end of period                     35,817          62,336          54,980         27,725           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(414)

  Accumulation unit value:
    Beginning of period                    $14.18          $13.70          $12.02         $10.85          $9.44
    End of period                          $8.17           $14.18          $13.70         $12.02          $10.85
  Accumulation units outstanding
  at the end of period                     10,159          33,660          28,487         29,219          15,145

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(414)

  Accumulation unit value:
    Beginning of period                    $8.48            N/A
    End of period                          $9.44            N/A
  Accumulation units outstanding
  at the end of period                     4,967            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1783)

  Accumulation unit value:
    Beginning of period                    $9.08            N/A             N/A             N/A            N/A
    End of period                          $4.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,590            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1783)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1783)

  Accumulation unit value:
    Beginning of period                    $7.98            N/A             N/A             N/A            N/A
    End of period                          $4.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,998            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1783)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.82          $10.20           N/A             N/A            N/A
    End of period                          $10.14          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     81,365           551             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(305)

  Accumulation unit value:
    Beginning of period                    $13.63          $12.92          $12.82         $12.86          $12.64
    End of period                          $13.33          $13.63          $12.92         $12.82          $12.86
  Accumulation units outstanding
  at the end of period                     73,861          78,579          77,584         73,697          48,716

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(305)

  Accumulation unit value:
    Beginning of period                    $12.52           N/A
    End of period                          $12.64           N/A
  Accumulation units outstanding
  at the end of period                     14,714           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(387)

  Accumulation unit value:
    Beginning of period                    $19.07          $21.10          $19.04         $17.97          $16.32
    End of period                          $11.05          $19.07          $21.10         $19.04          $17.97
  Accumulation units outstanding
  at the end of period                     4,937           5,894           6,400           6,777          7,612

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(387)

  Accumulation unit value:
    Beginning of period                    $14.37           N/A
    End of period                          $16.32           N/A
  Accumulation units outstanding
  at the end of period                     5,186            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.38          $12.85          $11.93         $12.04          $11.74
    End of period                          $8.35           $12.38          $12.85         $11.93          $12.04
  Accumulation units outstanding
  at the end of period                     44,268          54,497          46,992         60,132          54,133

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1818)

  Accumulation unit value:
    Beginning of period                    $10.38           N/A             N/A             N/A            N/A
    End of period                          $5.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      258             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(305)

  Accumulation unit value:
    Beginning of period                    $18.26          $19.86          $18.03         $17.64          $16.50
    End of period                          $9.39           $18.26          $19.86         $18.03          $17.64
  Accumulation units outstanding
  at the end of period                     8,715           8,893           8,984           9,384          11,234

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(305)

  Accumulation unit value:
    Beginning of period                    $12.99           N/A
    End of period                          $16.50           N/A
  Accumulation units outstanding
  at the end of period                     11,976           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1934)

  Accumulation unit value:
    Beginning of period                    $5.93            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      305             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1934)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.15            N/A             N/A             N/A            N/A
    End of period                          $6.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,484           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.82            N/A             N/A            N/A
    End of period                          $6.81           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              328             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $6.45            N/A             N/A             N/A            N/A
    End of period                          $6.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,009           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.41           N/A             N/A             N/A            N/A
    End of period                          $7.46            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,841            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.76           $9.72            N/A             N/A            N/A
    End of period                          $7.04           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,173            331             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.85            N/A             N/A            N/A
    End of period                          $6.19           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              327             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(362)

  Accumulation unit value:
    Beginning of period                    $14.79          $13.91          $12.35         $11.69          $10.65
    End of period                          $8.77           $14.79          $13.91         $12.35          $11.69
  Accumulation units outstanding
  at the end of period                     59,738         133,788         152,713         128,272        173,883

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(362)

  Accumulation unit value:
    Beginning of period                    $9.54            N/A
    End of period                          $10.65           N/A
  Accumulation units outstanding
  at the end of period                     45,415           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(699)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.92          $10.39         $10.29          $10.12
    End of period                          $9.50           $11.31          $10.92         $10.39          $10.29
  Accumulation units outstanding
  at the end of period                     46,696          46,141          41,914         17,708          9,252

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(362)

  Accumulation unit value:
    Beginning of period                    $14.67          $13.85          $12.46         $11.90          $10.96
    End of period                          $9.24           $14.67          $13.85         $12.46          $11.90
  Accumulation units outstanding
  at the end of period                    293,733         387,896         438,205         429,660        408,267

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(362)

  Accumulation unit value:
    Beginning of period                    $10.04           N/A
    End of period                          $10.96           N/A
  Accumulation units outstanding
  at the end of period                    109,932           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                    $12.09          $11.52          $10.71         $10.31           N/A
    End of period                          $9.28           $12.09          $11.52         $10.71           N/A
  Accumulation units outstanding
  at the end of period                     26,901          25,359          22,361         18,358           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(362)

  Accumulation unit value:
    Beginning of period                    $13.94          $13.17          $12.05         $11.62          $10.88
    End of period                          $9.84           $13.94          $13.17         $12.05          $11.62
  Accumulation units outstanding
  at the end of period                    227,104         292,864         314,845         391,350        368,038

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(362)

  Accumulation unit value:
    Beginning of period                    $10.17           N/A
    End of period                          $10.88           N/A
  Accumulation units outstanding
  at the end of period                     35,508           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1207)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.86          $10.74           N/A            N/A
    End of period                          $7.52           $11.58          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1207)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1463)

  Accumulation unit value:
    Beginning of period                    $10.05          $9.96            N/A             N/A            N/A
    End of period                          $6.30           $10.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,502            323             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(415)

  Accumulation unit value:
    Beginning of period                    $24.38          $23.28          $21.02         $20.49          $18.97
    End of period                          $18.83          $24.38          $23.28         $21.02          $20.49
  Accumulation units outstanding
  at the end of period                     23,442          23,697          22,340         26,103          23,860

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(415)

  Accumulation unit value:
    Beginning of period                    $17.69           N/A
    End of period                          $18.97           N/A
  Accumulation units outstanding
  at the end of period                     4,492            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(412)

  Accumulation unit value:
    Beginning of period                    $11.32          $11.10          $10.90         $10.89          $11.09
    End of period                          $11.27          $11.32          $11.10         $10.90          $10.89
  Accumulation units outstanding
  at the end of period                    226,363          36,556          97,680         20,099          50,276

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(412)

  Accumulation unit value:
    Beginning of period                    $11.16           N/A
    End of period                          $11.09           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(478)

  Accumulation unit value:
    Beginning of period                    $20.87          $19.87          $16.86         $16.00          $14.31
    End of period                          $13.55          $20.87          $19.87         $16.86          $16.00
  Accumulation units outstanding
  at the end of period                     10,566          26,125          25,275         22,216          17,975

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(478)

  Accumulation unit value:
    Beginning of period                    $13.73           N/A
    End of period                          $14.31           N/A
  Accumulation units outstanding
  at the end of period                     1,060            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(383)

  Accumulation unit value:
    Beginning of period                    $28.19          $26.28          $23.72         $22.95          $21.44
    End of period                          $15.69          $28.19          $26.28         $23.72          $22.95
  Accumulation units outstanding
  at the end of period                     24,340          39,299          21,502         24,655          24,264

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(383)

  Accumulation unit value:
    Beginning of period                    $19.13           N/A
    End of period                          $21.44           N/A
  Accumulation units outstanding
  at the end of period                     6,044            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(305)

  Accumulation unit value:
    Beginning of period                    $39.35          $34.46          $33.12         $29.79          $25.91
    End of period                          $22.75          $39.35          $34.46         $33.12          $29.79
  Accumulation units outstanding
  at the end of period                     14,371          18,672          17,650         20,207          24,521

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(305)

  Accumulation unit value:
    Beginning of period                    $18.82           N/A
    End of period                          $25.91           N/A
  Accumulation units outstanding
  at the end of period                     5,076            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(377)

  Accumulation unit value:
    Beginning of period                    $14.84          $15.11          $12.92         $12.49          $11.13
    End of period                          $8.61           $14.84          $15.11         $12.92          $12.49
  Accumulation units outstanding
  at the end of period                     17,587          39,200          49,087         47,007          36,571

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(377)

  Accumulation unit value:
    Beginning of period                    $9.71            N/A
    End of period                          $11.13           N/A
  Accumulation units outstanding
  at the end of period                     7,568            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.62%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(871)

  Accumulation unit value:
    Beginning of period                    $12.65          $15.28          $11.50         $11.07           N/A
    End of period                          $7.92           $12.65          $15.28         $11.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(871)

  Accumulation unit value:
    Beginning of period                    $15.59          $14.30          $11.12          $9.59           N/A
    End of period                          $8.43           $15.59          $14.30         $11.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(802)

  Accumulation unit value:
    Beginning of period                    $17.80          $18.77          $16.81         $15.62           N/A
    End of period                          $10.58          $17.80          $18.77         $16.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -              698             699            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(546)

  Accumulation unit value:
    Beginning of period                    $10.99          $11.61          $10.62         $11.23          $9.65
    End of period                          $6.94           $10.99          $11.61         $10.62          $11.23
  Accumulation units outstanding
  at the end of period                     2,364           3,438           3,269           1,464          1,482

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(546)

  Accumulation unit value:
    Beginning of period                    $10.28          $10.45          $8.28           $9.01          $8.79
    End of period                          $5.40           $10.28          $10.45          $8.28          $9.01
  Accumulation units outstanding
  at the end of period                     2,728           4,093           3,906           1,923          1,747

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(546)

  Accumulation unit value:
    Beginning of period                    $17.52          $16.19          $11.86         $11.05          $9.40
    End of period                          $8.79           $17.52          $16.19         $11.86          $11.05
  Accumulation units outstanding
  at the end of period                     1,905           2,959           2,847           1,532          1,618

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(871)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.97          $10.59         $10.58           N/A
    End of period                          $8.59           $11.49          $10.97         $10.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(762)

  Accumulation unit value:
    Beginning of period                    $19.05          $17.71          $14.48         $12.92           N/A
    End of period                          $10.59          $19.05          $17.71         $14.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -              285             285            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(762)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(815)

  Accumulation unit value:
    Beginning of period                    $13.41          $13.57          $11.73         $10.60           N/A
    End of period                          $7.51           $13.41          $13.57         $11.73           N/A
  Accumulation units outstanding
  at the end of period                       -             8,793           8,793           8,793           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(643)

  Accumulation unit value:
    Beginning of period                    $33.71          $25.59          $21.74         $16.32          $13.93
    End of period                          $20.41          $33.71          $25.59         $21.74          $16.32
  Accumulation units outstanding
  at the end of period                       53             189             189             240            278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(643)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(546)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.74          $12.49          $9.34          $8.26
    End of period                          $6.39           $13.03          $12.74         $12.49          $9.34
  Accumulation units outstanding
  at the end of period                     2,125           3,248           3,095           1,610          1,864

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(762)

  Accumulation unit value:
    Beginning of period                    $15.14          $14.46          $13.53         $12.33           N/A
    End of period                          $9.20           $15.14          $14.46         $13.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(762)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(762)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.56          $10.31         $10.04           N/A
    End of period                          $7.17           $11.81          $11.56         $10.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,849           1,851           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(762)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(546)

  Accumulation unit value:
    Beginning of period                    $17.05          $19.55          $18.33         $17.28          $15.32
    End of period                          $9.96           $17.05          $19.55         $18.33          $17.28
  Accumulation units outstanding
  at the end of period                     1,469           2,170           2,065            972           1,069

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(762)

  Accumulation unit value:
    Beginning of period                    $14.09          $14.78          $12.91         $12.40           N/A
    End of period                          $8.93           $14.09          $14.78         $12.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -              302             302            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(762)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(795)

  Accumulation unit value:
    Beginning of period                    $6.37           $5.71           $5.36           $4.90           N/A
    End of period                          $3.51           $6.37           $5.71           $5.36           N/A
  Accumulation units outstanding
  at the end of period                      204             723             723             919            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(532)

  Accumulation unit value:
    Beginning of period                    $14.78          $13.90          $12.34         $11.68          $10.91
    End of period                          $8.76           $14.78          $13.90         $12.34          $11.68
  Accumulation units outstanding
  at the end of period                       -               -             10,973         11,325          11,717

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(532)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(839)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.92          $10.39         $10.24           N/A
    End of period                          $9.50           $11.31          $10.92         $10.39           N/A
  Accumulation units outstanding
  at the end of period                     4,816           4,816           4,816           4,816           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(747)

  Accumulation unit value:
    Beginning of period                    $14.65          $13.84          $12.45         $11.60           N/A
    End of period                          $9.23           $14.65          $13.84         $12.45           N/A
  Accumulation units outstanding
  at the end of period                     1,337           1,339           1,342           1,344           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(839)

  Accumulation unit value:
    Beginning of period                    $13.92          $13.15          $12.04         $11.43           N/A
    End of period                          $9.83           $13.92          $13.15         $12.04           N/A
  Accumulation units outstanding
  at the end of period                     2,136           2,136           2,136           2,136           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(871)

  Accumulation unit value:
    Beginning of period                    $24.35          $23.25          $21.00         $20.55           N/A
    End of period                          $18.80          $24.35          $23.25         $21.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(541)

  Accumulation unit value:
    Beginning of period                    $11.31          $11.08          $10.88         $10.88          $11.03
    End of period                          $11.25          $11.31          $11.08         $10.88          $10.88
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.635%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1460)

  Accumulation unit value:
    Beginning of period                    $9.86           $9.84            N/A             N/A            N/A
    End of period                          $6.14           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               1              N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division(1460)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1277)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.57           N/A             N/A            N/A
    End of period                          $7.50           $13.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               6              N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1277)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.645%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $12.64          $15.27          $11.50         $11.22           N/A
    End of period                          $7.91           $12.64          $15.27         $11.50           N/A
  Accumulation units outstanding
  at the end of period                      782              92            3,057           2,832           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(913)

  Accumulation unit value:
    Beginning of period                    $16.45          $15.39          $12.89         $12.34           N/A
    End of period                          $9.46           $16.45          $15.39         $12.89           N/A
  Accumulation units outstanding
  at the end of period                      554             502             513             474            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(917)

  Accumulation unit value:
    Beginning of period                    $13.29          $11.80          $11.23         $10.67           N/A
    End of period                          $8.07           $13.29          $11.80         $11.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -              240             237            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(917)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $11.60           N/A             N/A             N/A            N/A
    End of period                          $8.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      313             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(746)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.13          $10.31          $9.39           N/A
    End of period                          $8.17           $11.70          $11.13         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     1,401             -              219            2,518           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(746)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(678)

  Accumulation unit value:
    Beginning of period                    $26.49          $22.55          $20.43         $20.58          $18.68
    End of period                          $14.84          $26.49          $22.55         $20.43          $20.58
  Accumulation units outstanding
  at the end of period                      220            1,818            660            1,003          1,395

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.55          $11.33           N/A             N/A            N/A
    End of period                          $6.44           $13.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,340           4,605            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.58          $10.28           N/A             N/A            N/A
    End of period                          $6.42           $10.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              252             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $22.50          $23.70           N/A             N/A            N/A
    End of period                          $13.52          $22.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      127             345             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.70          $11.19           N/A             N/A            N/A
    End of period                          $7.32           $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,530            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(917)

  Accumulation unit value:
    Beginning of period                    $11.36          $12.43          $10.84         $10.51           N/A
    End of period                          $7.40           $11.36          $12.43         $10.84           N/A
  Accumulation units outstanding
  at the end of period                      174             593             917             186            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(917)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(804)

  Accumulation unit value:
    Beginning of period                    $17.54          $16.84          $16.51         $16.32           N/A
    End of period                          $16.20          $17.54          $16.84         $16.51           N/A
  Accumulation units outstanding
  at the end of period                     1,265           4,053           1,936           2,472           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(804)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(917)

  Accumulation unit value:
    Beginning of period                    $12.63          $12.61          $11.19         $10.93           N/A
    End of period                          $7.86           $12.63          $12.61         $11.19           N/A
  Accumulation units outstanding
  at the end of period                      162             575             898             180            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(917)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.34          $10.13          $10.00           N/A            N/A
    End of period                          $9.47           $10.34          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(853)

  Accumulation unit value:
    Beginning of period                    $15.56          $14.27          $11.10          $9.49           N/A
    End of period                          $8.41           $15.56          $14.27         $11.10           N/A
  Accumulation units outstanding
  at the end of period                      379             603            3,131           3,456           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(814)

  Accumulation unit value:
    Beginning of period                    $14.35          $13.86          $13.78         $13.84           N/A
    End of period                          $14.89          $14.35          $13.86         $13.78           N/A
  Accumulation units outstanding
  at the end of period                     9,271             -              303            1,128           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.86          $12.43           N/A             N/A            N/A
    End of period                          $6.74           $13.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,714           3,164            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(853)

  Accumulation unit value:
    Beginning of period                    $17.76          $18.72          $16.78         $15.93           N/A
    End of period                          $10.56          $17.76          $18.72         $16.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              305            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(853)

  Accumulation unit value:
    Beginning of period                    $14.14          $15.58          $13.70         $13.37           N/A
    End of period                          $8.46           $14.14          $15.58         $13.70           N/A
  Accumulation units outstanding
  at the end of period                      184             366             455             822            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(423)

  Accumulation unit value:
    Beginning of period                    $10.97          $11.59          $10.60         $11.22          $9.45
    End of period                          $6.92           $10.97          $11.59         $10.60          $11.22
  Accumulation units outstanding
  at the end of period                     16,130          24,541          26,578         24,633          16,173

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(423)

  Accumulation unit value:
    Beginning of period                    $8.12            N/A
    End of period                          $9.45            N/A
  Accumulation units outstanding
  at the end of period                     6,054            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(338)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.73          $10.63         $10.71          $10.61
    End of period                          $11.23          $11.12          $10.73         $10.63          $10.71
  Accumulation units outstanding
  at the end of period                     9,809           11,762          9,885           9,452          6,458

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(338)

  Accumulation unit value:
    Beginning of period                    $10.84           N/A
    End of period                          $10.61           N/A
  Accumulation units outstanding
  at the end of period                     1,694            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.64           $5.56           $4.79            N/A            N/A
    End of period                          $3.32           $5.64           $5.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              634            5,754            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(423)

  Accumulation unit value:
    Beginning of period                    $10.26          $10.43          $8.26           $8.99          $8.98
    End of period                          $5.39           $10.26          $10.43          $8.26          $8.99
  Accumulation units outstanding
  at the end of period                     22,092          32,970          29,583         43,289          19,358

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(423)

  Accumulation unit value:
    Beginning of period                    $7.84            N/A
    End of period                          $8.98            N/A
  Accumulation units outstanding
  at the end of period                     6,312            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1144)

  Accumulation unit value:
    Beginning of period                    $10.25          $11.69          $10.85           N/A            N/A
    End of period                          $5.05           $10.25          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              119            2,934            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1144)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $8.00            N/A             N/A             N/A            N/A
    End of period                          $5.49            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      906             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1176)

  Accumulation unit value:
    Beginning of period                    $10.91          $13.56          $13.07           N/A            N/A
    End of period                          $5.25           $10.91          $13.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                      712              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1176)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(423)

  Accumulation unit value:
    Beginning of period                    $17.49          $16.16          $11.84         $11.04          $8.84
    End of period                          $8.77           $17.49          $16.16         $11.84          $11.04
  Accumulation units outstanding
  at the end of period                     9,542           18,103          23,818         26,276          16,205

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(423)

  Accumulation unit value:
    Beginning of period                    $8.39            N/A
    End of period                          $8.84            N/A
  Accumulation units outstanding
  at the end of period                     5,934            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(714)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.94          $10.57         $10.09          $9.53
    End of period                          $8.57           $11.46          $10.94         $10.57          $10.09
  Accumulation units outstanding
  at the end of period                     4,729             -             1,167           1,070          1,070

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(714)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(525)

  Accumulation unit value:
    Beginning of period                    $19.02          $17.69          $14.47         $13.11          $11.63
    End of period                          $10.57          $19.02          $17.69         $14.47          $13.11
  Accumulation units outstanding
  at the end of period                     5,239           3,834           2,714           2,658          1,531

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(714)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.57          $11.72         $10.88          $10.55
    End of period                          $7.50           $13.40          $13.57         $11.72          $10.88
  Accumulation units outstanding
  at the end of period                     80,492         176,842         139,857         139,454         17,433

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(714)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(867)

  Accumulation unit value:
    Beginning of period                    $12.32          $10.62          $10.41         $10.07           N/A
    End of period                          $7.02           $12.32          $10.62         $10.41           N/A
  Accumulation units outstanding
  at the end of period                     5,432           3,108           3,754           3,525           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(853)

  Accumulation unit value:
    Beginning of period                    $33.63          $25.53          $21.70         $20.21           N/A
    End of period                          $20.35          $33.63          $25.53         $21.70           N/A
  Accumulation units outstanding
  at the end of period                     3,413           4,748           2,229           5,423           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(423)

  Accumulation unit value:
    Beginning of period                    $13.01          $12.72          $12.47          $9.33          $8.14
    End of period                          $6.38           $13.01          $12.72         $12.47          $9.33
  Accumulation units outstanding
  at the end of period                     13,750          24,544          26,383         23,219          19,109

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(423)

  Accumulation unit value:
    Beginning of period                    $7.39            N/A
    End of period                          $8.14            N/A
  Accumulation units outstanding
  at the end of period                     6,742            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(338)

  Accumulation unit value:
    Beginning of period                    $15.12          $14.45          $13.52         $12.40          $10.99
    End of period                          $9.19           $15.12          $14.45         $13.52          $12.40
  Accumulation units outstanding
  at the end of period                     4,731           6,075           4,806           4,532          2,896

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(338)

  Accumulation unit value:
    Beginning of period                    $9.18            N/A
    End of period                          $10.99           N/A
  Accumulation units outstanding
  at the end of period                     1,333            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(338)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.54          $10.30         $10.13          $9.45
    End of period                          $7.16           $11.79          $11.54         $10.30          $10.13
  Accumulation units outstanding
  at the end of period                     14,282          16,292          17,412         13,522          10,154

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(338)

  Accumulation unit value:
    Beginning of period                    $8.27            N/A
    End of period                          $9.45            N/A
  Accumulation units outstanding
  at the end of period                     3,702            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $8.66            N/A             N/A             N/A            N/A
    End of period                          $5.96            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      499             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(423)

  Accumulation unit value:
    Beginning of period                    $17.02          $19.52          $18.30         $17.25          $15.74
    End of period                          $9.94           $17.02          $19.52         $18.30          $17.25
  Accumulation units outstanding
  at the end of period                     11,248          16,129          19,075         17,670          10,048

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(423)

  Accumulation unit value:
    Beginning of period                    $14.18           N/A
    End of period                          $15.74           N/A
  Accumulation units outstanding
  at the end of period                     3,412            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(525)

  Accumulation unit value:
    Beginning of period                    $14.07          $14.76          $12.90         $12.71          $11.63
    End of period                          $8.92           $14.07          $14.76         $12.90          $12.71
  Accumulation units outstanding
  at the end of period                     4,746           4,755           3,583           3,357          1,528

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(525)

  Accumulation unit value:
    Beginning of period                    $6.36           $5.70           $5.35           $5.36          $5.46
    End of period                          $3.50           $6.36           $5.70           $5.35          $5.36
  Accumulation units outstanding
  at the end of period                     12,770          10,064          4,207           7,092          3,208

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(786)

  Accumulation unit value:
    Beginning of period                    $17.22          $14.80          $15.41         $12.24           N/A
    End of period                          $8.81           $17.22          $14.80         $15.41           N/A
  Accumulation units outstanding
  at the end of period                     9,624           25,339          25,941         25,019           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(804)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.90          $11.81         $10.92           N/A
    End of period                          $7.75           $13.92          $12.90         $11.81           N/A
  Accumulation units outstanding
  at the end of period                     6,968           7,022           7,062             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(804)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(917)

  Accumulation unit value:
    Beginning of period                    $14.15          $13.67          $12.00         $11.36           N/A
    End of period                          $8.15           $14.15          $13.67         $12.00           N/A
  Accumulation units outstanding
  at the end of period                       -               96             181             197            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(917)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.81          $10.71           N/A             N/A            N/A
    End of period                          $10.14          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,633            477             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(917)

  Accumulation unit value:
    Beginning of period                    $13.58          $12.88          $12.78         $12.94           N/A
    End of period                          $13.28          $13.58          $12.88         $12.78           N/A
  Accumulation units outstanding
  at the end of period                      276             379             326             318            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(917)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(804)

  Accumulation unit value:
    Beginning of period                    $12.33          $12.80          $11.89         $11.78           N/A
    End of period                          $8.31           $12.33          $12.80         $11.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -              165             171            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(804)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.14            N/A             N/A             N/A            N/A
    End of period                          $6.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,790            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $6.82            N/A             N/A             N/A            N/A
    End of period                          $7.46            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,741            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $6.36            N/A             N/A             N/A            N/A
    End of period                          $6.19            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,169            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(423)

  Accumulation unit value:
    Beginning of period                    $14.74          $13.87          $12.32         $11.66          $10.63
    End of period                          $8.73           $14.74          $13.87         $12.32          $11.66
  Accumulation units outstanding
  at the end of period                       -             1,435           1,475           8,899          14,384

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(423)

  Accumulation unit value:
    Beginning of period                    $9.85            N/A
    End of period                          $10.63           N/A
  Accumulation units outstanding
  at the end of period                     15,561           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(1074)

  Accumulation unit value:
    Beginning of period                    $11.30          $10.91          $10.43           N/A            N/A
    End of period                          $9.49           $11.30          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,192          11,192          5,670            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(423)

  Accumulation unit value:
    Beginning of period                    $14.62          $13.81          $12.42         $11.87          $10.94
    End of period                          $9.20           $14.62          $13.81         $12.42          $11.87
  Accumulation units outstanding
  at the end of period                     17,551          24,371          27,326         27,941          16,125

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(423)

  Accumulation unit value:
    Beginning of period                    $10.42           N/A
    End of period                          $10.94           N/A
  Accumulation units outstanding
  at the end of period                     3,207            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(737)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.51          $10.71         $10.47          $10.47
    End of period                          $9.27           $12.08          $11.51         $10.71          $10.47
  Accumulation units outstanding
  at the end of period                     6,076             -               -             7,015          7,015

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(737)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(540)

  Accumulation unit value:
    Beginning of period                    $13.89          $13.13          $12.01         $11.59          $10.88
    End of period                          $9.81           $13.89          $13.13         $12.01          $11.59
  Accumulation units outstanding
  at the end of period                     16,953          10,520          13,112         10,502          11,948

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(540)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.90          $10.82           N/A             N/A            N/A
    End of period                          $8.69           $10.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              312             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(872)

  Accumulation unit value:
    Beginning of period                    $24.27          $23.19          $20.95         $20.42           N/A
    End of period                          $18.74          $24.27          $23.19         $20.95           N/A
  Accumulation units outstanding
  at the end of period                      133             139              -             1,419           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(793)

  Accumulation unit value:
    Beginning of period                    $11.27          $11.05          $10.85         $10.83           N/A
    End of period                          $11.22          $11.27          $11.05         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     14,422          19,874          1,564           2,025           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(917)

  Accumulation unit value:
    Beginning of period                    $20.83          $19.84          $16.84         $16.52           N/A
    End of period                          $13.52          $20.83          $19.84         $16.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               89             99             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(917)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $28.06          $28.52           N/A             N/A            N/A
    End of period                          $15.62          $28.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      102             191             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(853)

  Accumulation unit value:
    Beginning of period                    $39.17          $34.32          $32.99         $29.82           N/A
    End of period                          $22.64          $39.17          $34.32         $32.99           N/A
  Accumulation units outstanding
  at the end of period                      146             207             268             160            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(867)

  Accumulation unit value:
    Beginning of period                    $14.80          $15.07          $12.89         $12.59           N/A
    End of period                          $8.58           $14.80          $15.07         $12.89           N/A
  Accumulation units outstanding
  at the end of period                       -              246              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.65%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.64          $15.27          $11.50         $10.73           N/A
    End of period                          $7.91           $12.64          $15.27         $11.50           N/A
  Accumulation units outstanding
  at the end of period                     2,602           3,733           5,038           5,891           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(364)

  Accumulation unit value:
    Beginning of period                    $14.64          $13.50          $12.11         $11.47          $11.02
    End of period                          $8.59           $14.64          $13.50         $12.11          $11.47
  Accumulation units outstanding
  at the end of period                       -             1,487           1,300           3,070            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(364)

  Accumulation unit value:
    Beginning of period                    $9.95            N/A
    End of period                          $11.02           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(852)

  Accumulation unit value:
    Beginning of period                    $26.47          $22.54          $20.42         $19.12           N/A
    End of period                          $14.83          $26.47          $22.54         $20.42           N/A
  Accumulation units outstanding
  at the end of period                       -             1,508             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(852)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(351)

  Accumulation unit value:
    Beginning of period                    $25.69          $24.04          $23.60         $23.15          $21.29
    End of period                          $14.79          $25.69          $24.04         $23.60          $23.15
  Accumulation units outstanding
  at the end of period                       -              400             422             422            422

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(351)

  Accumulation unit value:
    Beginning of period                    $18.98           N/A
    End of period                          $21.29           N/A
  Accumulation units outstanding
  at the end of period                      422             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.55          $11.31           N/A             N/A            N/A
    End of period                          $6.44           $13.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,243            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.58          $10.21           N/A             N/A            N/A
    End of period                          $6.42           $10.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              836             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(351)

  Accumulation unit value:
    Beginning of period                    $16.72          $17.07          $15.60         $15.50          $14.97
    End of period                          $9.93           $16.72          $17.07         $15.60          $15.50
  Accumulation units outstanding
  at the end of period                       -              280             294             294            404

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(351)

  Accumulation unit value:
    Beginning of period                    $13.88           N/A
    End of period                          $14.97           N/A
  Accumulation units outstanding
  at the end of period                      294             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(304)

  Accumulation unit value:
    Beginning of period                    $22.49          $20.61          $17.62         $17.65          $15.25
    End of period                          $13.52          $22.49          $20.61         $17.62          $17.65
  Accumulation units outstanding
  at the end of period                      104             299             315             315            416

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(304)

  Accumulation unit value:
    Beginning of period                    $10.59           N/A
    End of period                          $15.25           N/A
  Accumulation units outstanding
  at the end of period                      315             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.19           N/A             N/A            N/A
    End of period                          $6.12           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,055            837             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.81           $10.10           N/A             N/A            N/A
    End of period                          $5.67           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              253             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1150)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.79          $10.24           N/A            N/A
    End of period                          $7.32           $10.70          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,194           5,330            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1150)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.77           $10.21           N/A             N/A            N/A
    End of period                          $5.91           $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              418             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1130)

  Accumulation unit value:
    Beginning of period                    $11.36          $12.42          $11.07           N/A            N/A
    End of period                          $7.39           $11.36          $12.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,698           1,806             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1130)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(304)

  Accumulation unit value:
    Beginning of period                    $17.53          $16.83          $16.50         $16.51          $15.86
    End of period                          $16.19          $17.53          $16.83         $16.50          $16.51
  Accumulation units outstanding
  at the end of period                       -             2,047           2,143            256            464

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(304)

  Accumulation unit value:
    Beginning of period                    $15.19           N/A
    End of period                          $15.86           N/A
  Accumulation units outstanding
  at the end of period                      256             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                    $12.63          $12.61          $11.84           N/A            N/A
    End of period                          $7.86           $12.63          $12.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              901             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.34          $10.13          $9.99            N/A            N/A
    End of period                          $9.47           $10.34          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(357)

  Accumulation unit value:
    Beginning of period                    $15.55          $14.26          $11.10          $9.61          $8.05
    End of period                          $8.40           $15.55          $14.26         $11.10          $9.61
  Accumulation units outstanding
  at the end of period                       -              762            5,941           7,614          1,308

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(357)

  Accumulation unit value:
    Beginning of period                    $6.41            N/A
    End of period                          $8.05            N/A
  Accumulation units outstanding
  at the end of period                      624             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(357)

  Accumulation unit value:
    Beginning of period                    $22.09          $21.02          $19.26         $18.62          $16.21
    End of period                          $11.95          $22.09          $21.02         $19.26          $18.62
  Accumulation units outstanding
  at the end of period                       -              268             282             282            282

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(357)

  Accumulation unit value:
    Beginning of period                    $14.19           N/A
    End of period                          $16.21           N/A
  Accumulation units outstanding
  at the end of period                      282             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $14.34          $13.90           N/A             N/A            N/A
    End of period                          $14.88          $14.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,617            614             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.86          $10.55           N/A             N/A            N/A
    End of period                          $6.74           $13.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,673           3,135            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(326)

  Accumulation unit value:
    Beginning of period                    $17.75          $18.72          $16.78         $15.83          $13.03
    End of period                          $10.55          $17.75          $18.72         $16.78          $15.83
  Accumulation units outstanding
  at the end of period                     8,008           10,897          7,487           4,308           589

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(326)

  Accumulation unit value:
    Beginning of period                    $10.47           N/A
    End of period                          $13.03           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(326)

  Accumulation unit value:
    Beginning of period                    $14.13          $15.58          $13.69         $13.44          $11.96
    End of period                          $8.46           $14.13          $15.58         $13.69          $13.44
  Accumulation units outstanding
  at the end of period                      325            1,872           1,480           3,064           339

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(326)

  Accumulation unit value:
    Beginning of period                    $8.96            N/A
    End of period                          $11.96           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(358)

  Accumulation unit value:
    Beginning of period                    $10.96          $11.59          $10.60         $11.21          $9.45
    End of period                          $6.92           $10.96          $11.59         $10.60          $11.21
  Accumulation units outstanding
  at the end of period                      706            2,869           3,549           3,230           506

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(358)

  Accumulation unit value:
    Beginning of period                    $7.73            N/A
    End of period                          $9.45            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(317)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.72          $10.62         $10.71          $10.61
    End of period                          $11.22          $11.11          $10.72         $10.62          $10.71
  Accumulation units outstanding
  at the end of period                     2,929           8,950           7,662           6,374           371

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(317)

  Accumulation unit value:
    Beginning of period                    $10.65           N/A
    End of period                          $10.61           N/A
  Accumulation units outstanding
  at the end of period                     3,925            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(631)

  Accumulation unit value:
    Beginning of period                    $5.64           $5.56           $4.19           $4.26          $3.92
    End of period                          $3.32           $5.64           $5.56           $4.19          $4.26
  Accumulation units outstanding
  at the end of period                     2,796            870            14,306          1,198            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(627)

  Accumulation unit value:
    Beginning of period                    $9.60           $10.70          $9.69          $10.19          $8.98
    End of period                          $6.42           $9.60           $10.70          $9.69          $10.19
  Accumulation units outstanding
  at the end of period                      419             903             906             949            395

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(627)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(326)

  Accumulation unit value:
    Beginning of period                    $10.25          $10.42          $8.26           $8.99          $8.98
    End of period                          $5.39           $10.25          $10.42          $8.26          $8.99
  Accumulation units outstanding
  at the end of period                     2,302           3,163           4,615           4,098           585

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(326)

  Accumulation unit value:
    Beginning of period                    $6.98            N/A
    End of period                          $8.98            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.25          $11.69          $10.14           N/A            N/A
    End of period                          $5.05           $10.25          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,302            832            6,408            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(391)

  Accumulation unit value:
    Beginning of period                    $9.05           $8.96           $7.88           $7.76          $7.14
    End of period                          $5.48           $9.05           $8.96           $7.88          $7.76
  Accumulation units outstanding
  at the end of period                       -              634             789             824            449

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(391)

  Accumulation unit value:
    Beginning of period                    $6.34            N/A
    End of period                          $7.14            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(553)

  Accumulation unit value:
    Beginning of period                    $10.91          $13.56          $11.73         $11.35          $10.70
    End of period                          $5.24           $10.91          $13.56         $11.73          $11.35
  Accumulation units outstanding
  at the end of period                       -              721            1,692           1,322           351

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(358)

  Accumulation unit value:
    Beginning of period                    $17.48          $16.16          $11.84         $11.03          $8.84
    End of period                          $8.76           $17.48          $16.16         $11.84          $11.03
  Accumulation units outstanding
  at the end of period                     12,325          12,467          14,757          6,279           544

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(358)

  Accumulation unit value:
    Beginning of period                    $7.67            N/A
    End of period                          $8.84            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(510)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.94          $10.57         $10.09          $10.41
    End of period                          $8.57           $11.46          $10.94         $10.57          $10.09
  Accumulation units outstanding
  at the end of period                       -              591             383             401            372

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(510)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(390)

  Accumulation unit value:
    Beginning of period                    $19.01          $17.69          $14.46         $13.11          $11.26
    End of period                          $10.57          $19.01          $17.69         $14.46          $13.11
  Accumulation units outstanding
  at the end of period                     1,813           12,716          8,768          15,927           219

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(390)

  Accumulation unit value:
    Beginning of period                    $9.22            N/A
    End of period                          $11.26           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(767)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.56          $11.72         $10.90           N/A
    End of period                          $7.50           $13.40          $13.56         $11.72           N/A
  Accumulation units outstanding
  at the end of period                     39,528         135,916         143,868         136,267          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(767)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(852)

  Accumulation unit value:
    Beginning of period                    $12.32          $10.62          $10.41          $9.93           N/A
    End of period                          $7.01           $12.32          $10.62         $10.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(852)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1408)

  Accumulation unit value:
    Beginning of period                    $11.47          $11.41           N/A             N/A            N/A
    End of period                          $6.04           $11.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,267           1,189            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1408)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(510)

  Accumulation unit value:
    Beginning of period                    $33.63          $25.53          $21.70         $16.29          $12.52
    End of period                          $20.35          $33.63          $25.53         $21.70          $16.29
  Accumulation units outstanding
  at the end of period                     2,878           4,692           4,468           9,417           248

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(510)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(358)

  Accumulation unit value:
    Beginning of period                    $13.00          $12.71          $12.47          $9.33          $8.14
    End of period                          $6.38           $13.00          $12.71         $12.47          $9.33
  Accumulation units outstanding
  at the end of period                     13,580          13,171          10,002          5,919           614

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(358)

  Accumulation unit value:
    Beginning of period                    $7.73            N/A
    End of period                          $8.14            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $10.60          $10.49           N/A             N/A            N/A
    End of period                          $6.94           $10.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      713             841             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(381)

  Accumulation unit value:
    Beginning of period                    $15.11          $14.44          $13.52         $12.40          $10.99
    End of period                          $9.18           $15.11          $14.44         $13.52          $12.40
  Accumulation units outstanding
  at the end of period                     4,099           5,933           5,074           4,257            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(381)

  Accumulation unit value:
    Beginning of period                    $9.47            N/A
    End of period                          $10.99           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(386)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.54          $10.30         $10.13          $9.45
    End of period                          $7.16           $11.79          $11.54         $10.30          $10.13
  Accumulation units outstanding
  at the end of period                     6,002           3,585           7,384           6,423           716

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(386)

  Accumulation unit value:
    Beginning of period                    $7.55            N/A
    End of period                          $9.45            N/A
  Accumulation units outstanding
  at the end of period                     2,088            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                    $8.77           $9.41            N/A             N/A            N/A
    End of period                          $5.96           $8.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      863            1,026            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(349)

  Accumulation unit value:
    Beginning of period                    $17.01          $19.51          $18.30         $17.25          $15.73
    End of period                          $9.93           $17.01          $19.51         $18.30          $17.25
  Accumulation units outstanding
  at the end of period                     8,488           10,094          6,941           3,294           313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(349)

  Accumulation unit value:
    Beginning of period                    $13.01           N/A
    End of period                          $15.73           N/A
  Accumulation units outstanding
  at the end of period                      313             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(381)

  Accumulation unit value:
    Beginning of period                    $14.06          $14.76          $12.90         $12.70          $11.11
    End of period                          $8.91           $14.06          $14.76         $12.90          $12.70
  Accumulation units outstanding
  at the end of period                     4,133           6,307           5,067           4,399            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(381)

  Accumulation unit value:
    Beginning of period                    $9.42            N/A
    End of period                          $11.11           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $6.35           $5.69           $5.35           $5.35           N/A
    End of period                          $3.50           $6.35           $5.69           $5.35           N/A
  Accumulation units outstanding
  at the end of period                     7,811           9,613             -             6,330           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(740)

  Accumulation unit value:
    Beginning of period                    $17.22          $14.80          $15.41         $11.07           N/A
    End of period                          $8.81           $17.22          $14.80         $15.41           N/A
  Accumulation units outstanding
  at the end of period                     5,005           15,355          13,439          6,970           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                    $13.91          $12.90          $11.81         $11.05          $10.73
    End of period                          $7.75           $13.91          $12.90         $11.81          $11.05
  Accumulation units outstanding
  at the end of period                      344             353             413             426             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(326)

  Accumulation unit value:
    Beginning of period                    $14.15          $13.66          $12.00         $10.83          $9.43
    End of period                          $8.15           $14.15          $13.66         $12.00          $10.83
  Accumulation units outstanding
  at the end of period                     1,941           3,738           2,903           1,272           528

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(326)

  Accumulation unit value:
    Beginning of period                    $6.72            N/A
    End of period                          $9.43            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.81          $10.19           N/A             N/A            N/A
    End of period                          $10.14          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              502             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(304)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.88          $12.78         $12.82          $12.61
    End of period                          $13.27          $13.57          $12.88         $12.78          $12.82
  Accumulation units outstanding
  at the end of period                     3,051           3,135           1,949            313            313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(304)

  Accumulation unit value:
    Beginning of period                    $12.49           N/A
    End of period                          $12.61           N/A
  Accumulation units outstanding
  at the end of period                     5,541            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(357)

  Accumulation unit value:
    Beginning of period                    $18.97          $21.00          $18.96         $17.90          $16.26
    End of period                          $10.99          $18.97          $21.00         $18.96          $17.90
  Accumulation units outstanding
  at the end of period                       -              262             276             276            276

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(357)

  Accumulation unit value:
    Beginning of period                    $14.48           N/A
    End of period                          $16.26           N/A
  Accumulation units outstanding
  at the end of period                      276             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.33          $12.80          $11.90         $12.01          $11.71
    End of period                          $8.31           $12.33          $12.80         $11.90          $12.01
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                    $10.75           N/A             N/A             N/A            N/A
    End of period                          $6.19            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      347             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(351)

  Accumulation unit value:
    Beginning of period                    $18.17          $19.77          $17.96         $17.58          $16.44
    End of period                          $9.34           $18.17          $19.77         $17.96          $17.58
  Accumulation units outstanding
  at the end of period                       -              254             267             267            267

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(351)

  Accumulation unit value:
    Beginning of period                    $15.29           N/A
    End of period                          $16.44           N/A
  Accumulation units outstanding
  at the end of period                      267             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.86          $12.31         $11.66          $10.63
    End of period                          $8.73           $14.73          $13.86         $12.31          $11.66
  Accumulation units outstanding
  at the end of period                       -              801             843             843           1,444

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $8.38            N/A
    End of period                          $10.63           N/A
  Accumulation units outstanding
  at the end of period                      843             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(739)

  Accumulation unit value:
    Beginning of period                    $11.29          $10.91          $10.39         $10.21           N/A
    End of period                          $9.49           $11.29          $10.91         $10.39           N/A
  Accumulation units outstanding
  at the end of period                     6,325           6,718           7,032           7,343           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(739)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(294)

  Accumulation unit value:
    Beginning of period                    $14.61          $13.81          $12.42         $11.87          $10.94
    End of period                          $9.20           $14.61          $13.81         $12.42          $11.87
  Accumulation units outstanding
  at the end of period                     3,721           6,407           6,549           2,943          3,357

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(294)

  Accumulation unit value:
    Beginning of period                    $9.03            N/A
    End of period                          $10.94           N/A
  Accumulation units outstanding
  at the end of period                      400             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(887)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.51          $10.71         $10.48           N/A
    End of period                          $9.26           $12.08          $11.51         $10.71           N/A
  Accumulation units outstanding
  at the end of period                      690             691              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(887)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $13.88          $13.12          $12.01         $11.59          $10.86
    End of period                          $9.80           $13.88          $13.12         $12.01          $11.59
  Accumulation units outstanding
  at the end of period                     17,970          2,108           2,318           2,895           855

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $9.33            N/A
    End of period                          $10.86           N/A
  Accumulation units outstanding
  at the end of period                      394             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(360)

  Accumulation unit value:
    Beginning of period                    $24.26          $23.18          $20.94         $20.42          $18.91
    End of period                          $18.73          $24.26          $23.18         $20.94          $20.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -             263

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(360)

  Accumulation unit value:
    Beginning of period                    $17.67           N/A
    End of period                          $18.91           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(317)

  Accumulation unit value:
    Beginning of period                    $11.26          $11.04          $10.85         $10.85          $11.05
    End of period                          $11.21          $11.26          $11.04         $10.85          $10.85
  Accumulation units outstanding
  at the end of period                     11,712          1,118           4,313            739             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(317)

  Accumulation unit value:
    Beginning of period                    $11.22           N/A
    End of period                          $11.05           N/A
  Accumulation units outstanding
  at the end of period                     5,888            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(357)

  Accumulation unit value:
    Beginning of period                    $20.83          $19.83          $16.84         $15.99          $14.30
    End of period                          $13.52          $20.83          $19.83         $16.84          $15.99
  Accumulation units outstanding
  at the end of period                      246             309             325             325            548

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(357)

  Accumulation unit value:
    Beginning of period                    $12.31           N/A
    End of period                          $14.30           N/A
  Accumulation units outstanding
  at the end of period                      325             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(347)

  Accumulation unit value:
    Beginning of period                    $28.04          $26.16          $23.62         $22.86          $21.36
    End of period                          $15.61          $28.04          $26.16         $23.62          $22.86
  Accumulation units outstanding
  at the end of period                       94            1,263           1,330           1,984           209

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(347)

  Accumulation unit value:
    Beginning of period                    $19.28           N/A
    End of period                          $21.36           N/A
  Accumulation units outstanding
  at the end of period                      209             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(304)

  Accumulation unit value:
    Beginning of period                    $39.15          $34.30          $32.98         $29.68          $25.82
    End of period                          $22.63          $39.15          $34.30         $32.98          $29.68
  Accumulation units outstanding
  at the end of period                     1,112           2,075           1,748           1,439           239

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(304)

  Accumulation unit value:
    Beginning of period                    $19.00           N/A
    End of period                          $25.82           N/A
  Accumulation units outstanding
  at the end of period                      178             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(338)

  Accumulation unit value:
    Beginning of period                    $14.80          $15.07          $12.89         $12.47          $11.11
    End of period                          $8.58           $14.80          $15.07         $12.89          $12.47
  Accumulation units outstanding
  at the end of period                     1,751           8,725           7,544           4,623            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(338)

  Accumulation unit value:
    Beginning of period                    $9.38            N/A
    End of period                          $11.11           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.66%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(838)

  Accumulation unit value:
    Beginning of period                    $12.63          $15.27          $11.50         $10.21           N/A
    End of period                          $7.91           $12.63          $15.27         $11.50           N/A
  Accumulation units outstanding
  at the end of period                     29,200          29,553          71,433         13,565           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(676)

  Accumulation unit value:
    Beginning of period                    $16.42          $15.36          $12.87         $11.94          $10.69
    End of period                          $9.44           $16.42          $15.36         $12.87          $11.94
  Accumulation units outstanding
  at the end of period                     29,366          31,829          34,565          5,839          5,090

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(676)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(601)

  Accumulation unit value:
    Beginning of period                    $13.28          $11.79          $11.22         $10.75          $10.31
    End of period                          $8.06           $13.28          $11.79         $11.22          $10.75
  Accumulation units outstanding
  at the end of period                     56,989          85,600          70,472         18,933          4,290

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                    $14.63          $13.49          $12.10         $11.46          $10.72
    End of period                          $8.59           $14.63          $13.49         $12.10          $11.46
  Accumulation units outstanding
  at the end of period                     29,876          33,113          41,026         22,227          9,364

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(616)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.12          $10.30          $9.61          $8.92
    End of period                          $8.16           $11.68          $11.12         $10.30          $9.61
  Accumulation units outstanding
  at the end of period                     27,245          18,380          19,882         21,276          7,870

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(676)

  Accumulation unit value:
    Beginning of period                    $26.44          $22.51          $20.40         $20.55          $18.77
    End of period                          $14.81          $26.44          $22.51         $20.40          $20.55
  Accumulation units outstanding
  at the end of period                     10,351           966            2,755           2,755          3,175

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(676)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $7.70            N/A             N/A             N/A            N/A
    End of period                          $4.42            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      568             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(616)

  Accumulation unit value:
    Beginning of period                    $25.66          $24.01          $23.57         $23.13          $21.57
    End of period                          $14.77          $25.66          $24.01         $23.57          $23.13
  Accumulation units outstanding
  at the end of period                     2,749           3,810           3,877           1,624           635

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.55          $10.44           N/A             N/A            N/A
    End of period                          $6.44           $13.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     65,373         577,477           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.44           N/A             N/A             N/A            N/A
    End of period                          $6.42            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,973            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(629)

  Accumulation unit value:
    Beginning of period                    $16.70          $17.05          $15.59         $15.48          $13.97
    End of period                          $9.91           $16.70          $17.05         $15.59          $15.48
  Accumulation units outstanding
  at the end of period                     3,908           3,036           6,190           4,601          3,476

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(629)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(616)

  Accumulation unit value:
    Beginning of period                    $22.46          $20.58          $17.60         $17.63          $15.42
    End of period                          $13.50          $22.46          $20.58         $17.60          $17.63
  Accumulation units outstanding
  at the end of period                     30,107          32,976          39,509         17,870          6,396

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.10           N/A             N/A            N/A
    End of period                          $6.12           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     89,394         143,709           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.81           $10.52           N/A             N/A            N/A
    End of period                          $5.67           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,283           1,021            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.79          $9.84            N/A            N/A
    End of period                          $7.32           $10.70          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,993          58,275          17,907           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.77           $10.14           N/A             N/A            N/A
    End of period                          $5.91           $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,948          16,747           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                    $11.35          $12.42          $10.84         $10.33           N/A
    End of period                          $7.39           $11.35          $12.42         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     13,779          10,348          9,858           5,328           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(601)

  Accumulation unit value:
    Beginning of period                    $17.51          $16.81          $16.49         $16.50          $15.56
    End of period                          $16.17          $17.51          $16.81         $16.49          $16.50
  Accumulation units outstanding
  at the end of period                     62,205          64,973          70,278         89,689          9,994

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1950)

  Accumulation unit value:
    Beginning of period                    $9.62            N/A             N/A             N/A            N/A
    End of period                          $9.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      437             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1950)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.62          $12.61          $11.19         $10.65           N/A
    End of period                          $7.85           $12.62          $12.61         $11.19           N/A
  Accumulation units outstanding
  at the end of period                     30,014          33,035          11,982          4,643           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.34          $10.13          $9.99            N/A            N/A
    End of period                          $9.47           $10.34          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,888          11,526          1,817            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(535)

  Accumulation unit value:
    Beginning of period                    $15.53          $14.25          $11.09          $9.60          $8.15
    End of period                          $8.40           $15.53          $14.25         $11.09          $9.60
  Accumulation units outstanding
  at the end of period                    114,374         173,380         184,069         122,756         52,480

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(535)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(615)

  Accumulation unit value:
    Beginning of period                    $22.06          $20.99          $19.24         $18.61          $16.44
    End of period                          $11.94          $22.06          $20.99         $19.24          $18.61
  Accumulation units outstanding
  at the end of period                     36,124          36,194          14,836         11,851           921

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(616)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.83          $13.76         $13.80          $13.53
    End of period                          $14.86          $14.33          $13.83         $13.76          $13.80
  Accumulation units outstanding
  at the end of period                     59,585          10,721          6,631           5,168          5,256

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.86          $10.80          $10.12           N/A            N/A
    End of period                          $6.74           $13.86          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,062          73,832          11,485           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(601)

  Accumulation unit value:
    Beginning of period                    $17.73          $18.70          $16.76         $15.82          $14.01
    End of period                          $10.54          $17.73          $18.70         $16.76          $15.82
  Accumulation units outstanding
  at the end of period                     47,607          59,810          70,610         62,968          12,058

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(601)

  Accumulation unit value:
    Beginning of period                    $14.12          $15.56          $13.68         $13.43          $12.11
    End of period                          $8.45           $14.12          $15.56         $13.68          $13.43
  Accumulation units outstanding
  at the end of period                     42,806          44,222          58,049         105,170         11,015

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1465)

  Accumulation unit value:
    Beginning of period                    $9.74           $9.88            N/A             N/A            N/A
    End of period                          $6.05           $9.74            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,382          4,421            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(517)

  Accumulation unit value:
    Beginning of period                    $10.95          $11.58          $10.59         $11.21          $9.58
    End of period                          $6.91           $10.95          $11.58         $10.59          $11.21
  Accumulation units outstanding
  at the end of period                    201,823         226,134         236,322         172,295        205,281

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(517)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.72          $10.62         $10.71          $10.41
    End of period                          $11.21          $11.11          $10.72         $10.62          $10.71
  Accumulation units outstanding
  at the end of period                     86,548          80,869          72,788         46,117          14,200

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(606)

  Accumulation unit value:
    Beginning of period                    $5.64           $5.55           $4.19           $4.26          $3.78
    End of period                          $3.31           $5.64           $5.55           $4.19          $4.26
  Accumulation units outstanding
  at the end of period                     25,241         122,392          52,300          4,603          18,282

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(606)

  Accumulation unit value:
    Beginning of period                    $9.59           $10.70          $9.68          $10.19          $9.44
    End of period                          $6.42           $9.59           $10.70          $9.68          $10.19
  Accumulation units outstanding
  at the end of period                     5,360           5,029           3,461           1,993          3,412

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(517)

  Accumulation unit value:
    Beginning of period                    $10.24          $10.42          $8.25           $8.99          $9.04
    End of period                          $5.38           $10.24          $10.42          $8.25          $8.99
  Accumulation units outstanding
  at the end of period                    232,486         265,897         306,079         237,610        109,565

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(517)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                    $10.24          $11.69          $9.96            N/A            N/A
    End of period                          $5.05           $10.24          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     73,683         113,315          70,850           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(615)

  Accumulation unit value:
    Beginning of period                    $9.05           $8.96           $7.87           $7.75          $7.15
    End of period                          $5.48           $9.05           $8.96           $7.87          $7.75
  Accumulation units outstanding
  at the end of period                     22,308          21,852          13,988          2,557          4,098

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(596)

  Accumulation unit value:
    Beginning of period                    $10.90          $13.55          $11.72         $11.35          $10.37
    End of period                          $5.24           $10.90          $13.55         $11.72          $11.35
  Accumulation units outstanding
  at the end of period                     43,998          24,650          43,776          7,642          2,126

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(517)

  Accumulation unit value:
    Beginning of period                    $17.46          $16.14          $11.83         $11.03          $9.82
    End of period                          $8.76           $17.46          $16.14         $11.83          $11.03
  Accumulation units outstanding
  at the end of period                    185,394         232,420         267,460         164,665         75,220

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(517)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(609)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.94          $10.57         $10.08          $10.11
    End of period                          $8.56           $11.45          $10.94         $10.57          $10.08
  Accumulation units outstanding
  at the end of period                     68,885          72,474          56,515         43,252          15,281

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(609)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1375)

  Accumulation unit value:
    Beginning of period                    $9.82           $9.74            N/A             N/A            N/A
    End of period                          $6.71           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,033            995             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1375)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(594)

  Accumulation unit value:
    Beginning of period                    $19.00          $17.68          $14.46         $13.10          $11.67
    End of period                          $10.56          $19.00          $17.68         $14.46          $13.10
  Accumulation units outstanding
  at the end of period                     80,360         106,497         188,229         96,790          68,050

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                    $13.39          $13.56          $11.72         $10.88          $9.72
    End of period                          $7.49           $13.39          $13.56         $11.72          $10.88
  Accumulation units outstanding
  at the end of period                   1,099,401       1,714,498       1,621,800        943,673         33,007

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.64          $10.15           N/A            N/A
    End of period                          $6.18           $11.77          $10.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                    110,585          88,479          36,783           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                    $12.31          $10.62          $10.41         $10.80          $10.45
    End of period                          $7.01           $12.31          $10.62         $10.41          $10.80
  Accumulation units outstanding
  at the end of period                     60,454          67,223          72,141         106,203          299

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                    $11.47          $10.24           N/A             N/A            N/A
    End of period                          $6.04           $11.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,476           9,967            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(596)

  Accumulation unit value:
    Beginning of period                    $33.60          $25.51          $21.69         $16.28          $13.37
    End of period                          $20.33          $33.60          $25.51         $21.69          $16.28
  Accumulation units outstanding
  at the end of period                    196,087          88,258         276,803         291,654         11,529

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(517)

  Accumulation unit value:
    Beginning of period                    $12.99          $12.70          $12.46          $9.32          $8.38
    End of period                          $6.37           $12.99          $12.70         $12.46          $9.32
  Accumulation units outstanding
  at the end of period                    146,998         179,478         198,283         196,453         59,302

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(517)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1176)

  Accumulation unit value:
    Beginning of period                    $10.60          $10.12          $10.17           N/A            N/A
    End of period                          $6.94           $10.60          $10.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,729             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1176)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(594)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.43          $13.51         $12.39          $11.40
    End of period                          $9.18           $15.10          $14.43         $13.51          $12.39
  Accumulation units outstanding
  at the end of period                    109,624         156,375         157,803         114,556        144,962

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(594)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.54          $10.29         $10.13          $9.62
    End of period                          $7.15           $11.78          $11.54         $10.29          $10.13
  Accumulation units outstanding
  at the end of period                    189,372         211,533         223,974         247,370         79,246

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                    $8.77           $10.08           N/A             N/A            N/A
    End of period                          $5.96           $8.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,757           5,511            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(517)

  Accumulation unit value:
    Beginning of period                    $17.00          $19.49          $18.29         $17.24          $15.53
    End of period                          $9.92           $17.00          $19.49         $18.29          $17.24
  Accumulation units outstanding
  at the end of period                     99,901         120,014         112,058         111,072         37,121

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(517)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(592)

  Accumulation unit value:
    Beginning of period                    $14.06          $14.75          $12.89         $12.70          $11.12
    End of period                          $8.91           $14.06          $14.75         $12.89          $12.70
  Accumulation units outstanding
  at the end of period                     92,106         126,138         143,825         96,486          77,345

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(715)

  Accumulation unit value:
    Beginning of period                    $6.35           $5.69           $5.34           $5.36          $5.21
    End of period                          $3.50           $6.35           $5.69           $5.34          $5.36
  Accumulation units outstanding
  at the end of period                     24,989          45,582          26,418          5,444          1,506

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(715)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                    $17.21          $14.79          $15.40         $11.40          $10.78
    End of period                          $8.81           $17.21          $14.79         $15.40          $11.40
  Accumulation units outstanding
  at the end of period                    428,761         515,140         524,318         246,365         13,395

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                    $13.91          $12.90          $11.81         $11.05          $9.87
    End of period                          $7.75           $13.91          $12.90         $11.81          $11.05
  Accumulation units outstanding
  at the end of period                    108,242         116,102         112,438         64,624          2,282

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(601)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.66          $11.99         $10.82          $9.43
    End of period                          $8.14           $14.14          $13.66         $11.99          $10.82
  Accumulation units outstanding
  at the end of period                     32,063          38,182          48,039         39,119          9,717

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1789)

  Accumulation unit value:
    Beginning of period                    $9.32            N/A             N/A             N/A            N/A
    End of period                          $4.75            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,170            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1777)

  Accumulation unit value:
    Beginning of period                    $7.74            N/A             N/A             N/A            N/A
    End of period                          $4.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,794           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1777)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.81          $10.25           N/A             N/A            N/A
    End of period                          $10.13          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    154,857          12,306           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(601)

  Accumulation unit value:
    Beginning of period                    $13.56          $12.86          $12.77         $12.81          $12.38
    End of period                          $13.26          $13.56          $12.86         $12.77          $12.81
  Accumulation units outstanding
  at the end of period                    151,258          85,749          69,932         38,764          17,077

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(609)

  Accumulation unit value:
    Beginning of period                    $18.94          $20.98          $18.94         $17.88          $16.60
    End of period                          $10.98          $18.94          $20.98         $18.94          $17.88
  Accumulation units outstanding
  at the end of period                     19,900          20,989          15,934          2,975           794

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(609)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.32          $12.79          $11.89         $12.00          $11.70
    End of period                          $8.31           $12.32          $12.79         $11.89          $12.00
  Accumulation units outstanding
  at the end of period                    150,477         110,437         109,271         20,734          67,759

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1788)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $5.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      287             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1828)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $6.19            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,244            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(615)

  Accumulation unit value:
    Beginning of period                    $18.14          $19.74          $17.94         $17.56          $16.31
    End of period                          $9.33           $18.14          $19.74         $17.94          $17.56
  Accumulation units outstanding
  at the end of period                     14,912          12,809          9,919            295            731

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1908)

  Accumulation unit value:
    Beginning of period                    $8.18            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,138            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1908)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1465)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.04           N/A             N/A            N/A
    End of period                          $6.60           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     90,183          26,321           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1465)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.38          $10.08           N/A             N/A            N/A
    End of period                          $6.15           $10.38           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,593          7,304            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.40          $10.08           N/A             N/A            N/A
    End of period                          $6.61           $10.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,521          16,352           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.13            N/A             N/A             N/A            N/A
    End of period                          $7.04            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,705            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(541)

  Accumulation unit value:
    Beginning of period                    $14.72          $13.85          $12.30         $11.65          $10.54
    End of period                          $8.72           $14.72          $13.85         $12.30          $11.65
  Accumulation units outstanding
  at the end of period                    280,071         325,748         308,033         243,566        206,374

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(541)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(695)

  Accumulation unit value:
    Beginning of period                    $11.29          $10.91          $10.39         $10.28          $10.03
    End of period                          $9.48           $11.29          $10.91         $10.39          $10.28
  Accumulation units outstanding
  at the end of period                    258,470         221,718         265,389         264,481         40,887

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(438)

  Accumulation unit value:
    Beginning of period                    $14.60          $13.79          $12.41         $11.86          $10.93
    End of period                          $9.19           $14.60          $13.79         $12.41          $11.86
  Accumulation units outstanding
  at the end of period                    273,246         391,742         328,451         230,006         75,124

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(438)

  Accumulation unit value:
    Beginning of period                    $10.33           N/A
    End of period                          $10.93           N/A
  Accumulation units outstanding
  at the end of period                     8,470            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(695)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.51          $10.71         $10.47          $10.02
    End of period                          $9.26           $12.07          $11.51         $10.71          $10.47
  Accumulation units outstanding
  at the end of period                    454,792         465,342         429,065         331,257         7,307

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(616)

  Accumulation unit value:
    Beginning of period                    $13.87          $13.11          $12.00         $11.58          $10.77
    End of period                          $9.79           $13.87          $13.11         $12.00          $11.58
  Accumulation units outstanding
  at the end of period                    423,495         488,966         499,883         366,748         91,703

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1216)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.47          $10.49           N/A            N/A
    End of period                          $8.69           $10.90          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,060           3,083             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1216)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.70            N/A             N/A             N/A            N/A
    End of period                          $6.30            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,001            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(535)

  Accumulation unit value:
    Beginning of period                    $24.22          $23.15          $20.91         $20.39          $19.23
    End of period                          $18.70          $24.22          $23.15         $20.91          $20.39
  Accumulation units outstanding
  at the end of period                     41,014          33,656          34,034         37,733          10,569

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(535)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(624)

  Accumulation unit value:
    Beginning of period                    $11.25          $11.03          $10.84         $10.84          $10.91
    End of period                          $11.19          $11.25          $11.03         $10.84          $10.84
  Accumulation units outstanding
  at the end of period                    485,602         186,570         202,734         145,684         51,373

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(535)

  Accumulation unit value:
    Beginning of period                    $20.82          $19.82          $16.84         $15.98          $14.50
    End of period                          $13.51          $20.82          $19.82         $16.84          $15.98
  Accumulation units outstanding
  at the end of period                     40,512          30,051          31,171         17,958          5,154

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(535)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(609)

  Accumulation unit value:
    Beginning of period                    $28.01          $26.12          $23.60         $22.84          $21.44
    End of period                          $15.59          $28.01          $26.12         $23.60          $22.84
  Accumulation units outstanding
  at the end of period                     48,383          77,711          64,480         58,161          26,482

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(609)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $39.10          $34.26          $32.94         $29.65          $26.42
    End of period                          $22.60          $39.10          $34.26         $32.94          $29.65
  Accumulation units outstanding
  at the end of period                     24,580          36,652          45,507         43,507          12,005

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(601)

  Accumulation unit value:
    Beginning of period                    $14.79          $15.06          $12.88         $12.46          $11.35
    End of period                          $8.57           $14.79          $15.06         $12.88          $12.46
  Accumulation units outstanding
  at the end of period                     53,885          86,762         127,745         71,436          20,548

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.67%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1142)

  Accumulation unit value:
    Beginning of period                    $12.63          $15.26          $13.44           N/A            N/A
    End of period                          $7.91           $12.63          $15.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,451           1,551            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1142)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(669)

  Accumulation unit value:
    Beginning of period                    $13.28          $11.78          $11.22         $10.74          $9.86
    End of period                          $8.06           $13.28          $11.78         $11.22          $10.74
  Accumulation units outstanding
  at the end of period                       -               -               -              255             93

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(669)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(922)

  Accumulation unit value:
    Beginning of period                    $14.62          $13.48          $12.10         $11.97           N/A
    End of period                          $8.58           $14.62          $13.48         $12.10           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(922)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(781)

  Accumulation unit value:
    Beginning of period                    $22.44          $20.56          $17.58         $17.61           N/A
    End of period                          $13.48          $22.44          $20.56         $17.58           N/A
  Accumulation units outstanding
  at the end of period                      699             722             547             564            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(922)

  Accumulation unit value:
    Beginning of period                    $11.35          $12.42          $10.84         $10.73           N/A
    End of period                          $7.39           $11.35          $12.42         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(922)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                    $17.49          $16.79          $16.47         $16.55           N/A
    End of period                          $16.15          $17.49          $16.79         $16.47           N/A
  Accumulation units outstanding
  at the end of period                     1,464           3,929           3,541            966            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(922)

  Accumulation unit value:
    Beginning of period                    $12.62          $12.61          $11.19         $11.20           N/A
    End of period                          $7.85           $12.62          $12.61         $11.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(922)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(922)

  Accumulation unit value:
    Beginning of period                    $15.52          $14.24          $11.08         $10.54           N/A
    End of period                          $8.39           $15.52          $14.24         $11.08           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(922)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                    $14.31          $13.82          $13.74         $13.82           N/A
    End of period                          $14.84          $14.31          $13.82         $13.74           N/A
  Accumulation units outstanding
  at the end of period                     1,577           1,744           1,082           1,021           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(781)

  Accumulation unit value:
    Beginning of period                    $17.71          $18.68          $16.75         $15.94           N/A
    End of period                          $10.53          $17.71          $18.68         $16.75           N/A
  Accumulation units outstanding
  at the end of period                      894             814             607             604            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(781)

  Accumulation unit value:
    Beginning of period                    $14.11          $15.55          $13.67         $13.61           N/A
    End of period                          $8.44           $14.11          $15.55         $13.67           N/A
  Accumulation units outstanding
  at the end of period                     1,111           1,024            731             718            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(661)

  Accumulation unit value:
    Beginning of period                    $10.94          $11.57          $10.59         $11.20          $10.21
    End of period                          $6.90           $10.94          $11.57         $10.59          $11.20
  Accumulation units outstanding
  at the end of period                      325             290             291            6,832          7,166

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(661)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.71          $10.61         $10.68           N/A
    End of period                          $11.21          $11.10          $10.71         $10.61           N/A
  Accumulation units outstanding
  at the end of period                     2,147           2,381           1,513           1,153           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(661)

  Accumulation unit value:
    Beginning of period                    $10.23          $10.40          $8.25           $8.98          $8.64
    End of period                          $5.38           $10.23          $10.40          $8.25          $8.98
  Accumulation units outstanding
  at the end of period                      384            4,397           4,693           8,102          8,498

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(661)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.89          $13.54          $12.06           N/A            N/A
    End of period                          $5.23           $10.89          $13.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,598           1,707            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(661)

  Accumulation unit value:
    Beginning of period                    $17.45          $16.13          $11.82         $11.02          $9.63
    End of period                          $8.75           $17.45          $16.13         $11.82          $11.02
  Accumulation units outstanding
  at the end of period                     1,246           3,887           3,963           8,108          7,593

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(661)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(800)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.92          $10.56          $9.90           N/A
    End of period                          $8.55           $11.44          $10.92         $10.56           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(800)

  Accumulation unit value:
    Beginning of period                    $18.99          $17.67          $14.45         $12.82           N/A
    End of period                          $10.55          $18.99          $17.67         $14.45           N/A
  Accumulation units outstanding
  at the end of period                      184            2,630           2,812             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(781)

  Accumulation unit value:
    Beginning of period                    $33.56          $25.48          $21.66         $19.87           N/A
    End of period                          $20.30          $33.56          $25.48         $21.66           N/A
  Accumulation units outstanding
  at the end of period                      363            1,924           1,929            278            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(661)

  Accumulation unit value:
    Beginning of period                    $12.98          $12.69          $12.45          $9.32          $8.21
    End of period                          $6.36           $12.98          $12.69         $12.45          $9.32
  Accumulation units outstanding
  at the end of period                      263            3,331           3,533           8,492          8,906

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(661)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(800)

  Accumulation unit value:
    Beginning of period                    $15.09          $14.43          $13.51         $12.21           N/A
    End of period                          $9.17           $15.09          $14.43         $13.51           N/A
  Accumulation units outstanding
  at the end of period                      221             223             234              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(669)

  Accumulation unit value:
    Beginning of period                    $11.77          $11.53          $10.29         $10.12          $9.31
    End of period                          $7.15           $11.77          $11.53         $10.29          $10.12
  Accumulation units outstanding
  at the end of period                      303             290             298             277             99

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(669)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(661)

  Accumulation unit value:
    Beginning of period                    $16.98          $19.48          $18.27         $17.23          $14.59
    End of period                          $9.91           $16.98          $19.48         $18.27          $17.23
  Accumulation units outstanding
  at the end of period                      198             185             176            4,773          5,006

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(661)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(669)

  Accumulation unit value:
    Beginning of period                    $14.05          $14.74          $12.88         $12.70          $11.10
    End of period                          $8.90           $14.05          $14.74         $12.88          $12.70
  Accumulation units outstanding
  at the end of period                      250             231             234             222             79

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(669)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(669)

  Accumulation unit value:
    Beginning of period                    $6.34           $5.69           $5.34           $5.35          $4.67
    End of period                          $3.49           $6.34           $5.69           $5.34          $5.35
  Accumulation units outstanding
  at the end of period                       -               -               -              531            187

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(669)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                    $12.30          $12.77          $11.87         $12.09           N/A
    End of period                          $8.29           $12.30          $12.77         $11.87           N/A
  Accumulation units outstanding
  at the end of period                     1,072           1,068            687             668            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(558)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.78          $12.40         $11.85          $11.07
    End of period                          $9.18           $14.58          $13.78         $12.40          $11.85
  Accumulation units outstanding
  at the end of period                       -             3,076           3,288          14,189          14,189

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1098)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.51          $10.67           N/A            N/A
    End of period                          $9.26           $12.07          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,833           2,975           2,930            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(1072)

  Accumulation unit value:
    Beginning of period                    $13.85          $13.10          $12.23           N/A            N/A
    End of period                          $9.78           $13.85          $13.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                    $24.19          $23.12          $20.89         $20.70           N/A
    End of period                          $18.67          $24.19          $23.12         $20.89           N/A
  Accumulation units outstanding
  at the end of period                     1,384           3,195           2,804            894            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1072)

  Accumulation unit value:
    Beginning of period                    $20.80          $19.82          $17.72           N/A            N/A
    End of period                          $13.50          $20.80          $19.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,122           2,268            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $27.97          $26.09          $23.57         $22.48           N/A
    End of period                          $15.57          $27.97          $26.09         $23.57           N/A
  Accumulation units outstanding
  at the end of period                     1,148           1,077            786             784            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $39.05          $34.22          $32.91         $29.45           N/A
    End of period                          $22.57          $39.05          $34.22         $32.91           N/A
  Accumulation units outstanding
  at the end of period                      422             416             318             320            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(781)

  Accumulation unit value:
    Beginning of period                    $14.77          $15.05          $12.88         $12.64           N/A
    End of period                          $8.56           $14.77          $15.05         $12.88           N/A
  Accumulation units outstanding
  at the end of period                     2,014           1,903           1,382           1,409           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.68%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(638)

  Accumulation unit value:
    Beginning of period                    $10.94          $11.56          $10.58         $11.19          $9.73
    End of period                          $6.90           $10.94          $11.56         $10.58          $11.19
  Accumulation units outstanding
  at the end of period                     3,058           3,059           3,059           3,061          3,062

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(638)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(638)

  Accumulation unit value:
    Beginning of period                    $10.23          $10.40          $8.24           $8.98          $8.25
    End of period                          $5.37           $10.23          $10.40          $8.24          $8.98
  Accumulation units outstanding
  at the end of period                     3,604           3,604           3,605           3,607          3,608

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(638)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(638)

  Accumulation unit value:
    Beginning of period                    $17.43          $16.12          $11.82         $11.01          $8.90
    End of period                          $8.74           $17.43          $16.12         $11.82          $11.01
  Accumulation units outstanding
  at the end of period                     3,319           3,320           3,321           3,322          3,323

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(638)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(638)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.68          $12.45          $9.31          $7.58
    End of period                          $6.36           $12.97          $12.68         $12.45          $9.31
  Accumulation units outstanding
  at the end of period                     3,908           3,909           3,910           3,911          3,913

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(638)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(638)

  Accumulation unit value:
    Beginning of period                    $16.97          $19.46          $18.26         $17.22          $13.34
    End of period                          $9.90           $16.97          $19.46         $18.26          $17.22
  Accumulation units outstanding
  at the end of period                     2,215           2,215           2,216           2,217          2,218

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(638)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.695%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                    $12.62          $13.08           N/A             N/A            N/A
    End of period                          $7.90           $12.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      505            5,805            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(706)

  Accumulation unit value:
    Beginning of period                    $16.35          $15.30          $12.82         $11.90          $11.27
    End of period                          $9.40           $16.35          $15.30         $12.82          $11.90
  Accumulation units outstanding
  at the end of period                     1,880           2,557            599             53              65

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(552)

  Accumulation unit value:
    Beginning of period                    $13.26          $11.77          $11.21         $10.73          $10.55
    End of period                          $8.04           $13.26          $11.77         $11.21          $10.73
  Accumulation units outstanding
  at the end of period                     2,096           2,102            524             524            524

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                    $10.94           N/A             N/A             N/A            N/A
    End of period                          $8.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      558             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $26.32          $24.26           N/A             N/A            N/A
    End of period                          $14.74          $26.32           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      248            1,134            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(937)

  Accumulation unit value:
    Beginning of period                    $25.54          $23.92          $23.49         $22.13           N/A
    End of period                          $14.70          $25.54          $23.92         $23.49           N/A
  Accumulation units outstanding
  at the end of period                      508             304             264             264            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(937)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.55          $11.50           N/A             N/A            N/A
    End of period                          $6.43           $13.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,805           52,716           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.57          $10.05           N/A             N/A            N/A
    End of period                          $6.41           $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      929             933             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(552)

  Accumulation unit value:
    Beginning of period                    $16.63          $16.99          $15.54         $15.44          $15.25
    End of period                          $9.87           $16.63          $16.99         $15.54          $15.44
  Accumulation units outstanding
  at the end of period                      725             725             725             725            725

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(396)

  Accumulation unit value:
    Beginning of period                    $22.38          $20.51          $17.54         $17.58          $15.20
    End of period                          $13.44          $22.38          $20.51         $17.54          $17.58
  Accumulation units outstanding
  at the end of period                     1,435           2,000            707             358            360

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(396)

  Accumulation unit value:
    Beginning of period                    $14.09           N/A
    End of period                          $15.20           N/A
  Accumulation units outstanding
  at the end of period                      361             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.10           N/A             N/A            N/A
    End of period                          $6.11           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,730          18,928           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.81           $10.54           N/A             N/A            N/A
    End of period                          $5.67           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,772            531             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.69          $10.89           N/A             N/A            N/A
    End of period                          $7.31           $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      100            5,274            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.77           $9.94            N/A             N/A            N/A
    End of period                          $5.90           $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,163          5,180            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                    $11.34          $12.41          $10.83         $10.22           N/A
    End of period                          $7.38           $11.34          $12.41         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     1,729           1,325            572             572            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(552)

  Accumulation unit value:
    Beginning of period                    $17.43          $16.74          $16.43         $16.44          $15.85
    End of period                          $16.09          $17.43          $16.74         $16.43          $16.44
  Accumulation units outstanding
  at the end of period                     2,210           2,525           15,651          1,743           558

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.61          $12.66           N/A             N/A            N/A
    End of period                          $7.84           $12.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      741             743             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1156)

  Accumulation unit value:
    Beginning of period                    $10.33          $10.13          $10.06           N/A            N/A
    End of period                          $9.46           $10.33          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                      608            13,177          13,076           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1156)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.20          $12.68           N/A            N/A
    End of period                          $8.36           $15.48          $14.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,482           9,390            287             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(552)

  Accumulation unit value:
    Beginning of period                    $14.26          $13.77          $13.70         $13.75          $13.62
    End of period                          $14.79          $14.26          $13.77         $13.70          $13.75
  Accumulation units outstanding
  at the end of period                     1,212           1,391           1,382           1,227           244

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.85          $10.77           N/A             N/A            N/A
    End of period                          $6.73           $13.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,222           52,713           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(552)

  Accumulation unit value:
    Beginning of period                    $17.67          $18.64          $16.72         $15.78          $14.12
    End of period                          $10.50          $17.67          $18.64         $16.72          $15.78
  Accumulation units outstanding
  at the end of period                     2,310           1,463           1,472            644            284

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(706)

  Accumulation unit value:
    Beginning of period                    $14.06          $15.50          $13.64         $13.39          $12.82
    End of period                          $8.41           $14.06          $15.50         $13.64          $13.39
  Accumulation units outstanding
  at the end of period                      514             539             549             46              57

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(542)

  Accumulation unit value:
    Beginning of period                    $10.92          $11.55          $10.57         $11.19          $9.38
    End of period                          $6.89           $10.92          $11.55         $10.57          $11.19
  Accumulation units outstanding
  at the end of period                     2,556           5,343           7,623           7,784          7,163

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(542)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(822)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.70          $10.60         $10.69           N/A
    End of period                          $11.19          $11.08          $10.70         $10.60           N/A
  Accumulation units outstanding
  at the end of period                     35,064         245,252           759             458            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(822)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(593)

  Accumulation unit value:
    Beginning of period                    $5.62           $5.54           $4.18           $4.25          $3.76
    End of period                          $3.30           $5.62           $5.54           $4.18          $4.25
  Accumulation units outstanding
  at the end of period                      479            1,770           1,290           1,290          1,290

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(593)

  Accumulation unit value:
    Beginning of period                    $9.57           $10.67          $9.66          $10.17          $9.40
    End of period                          $6.40           $9.57           $10.67          $9.66          $10.17
  Accumulation units outstanding
  at the end of period                      448             993             993             545            545

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(542)

  Accumulation unit value:
    Beginning of period                    $10.21          $10.39          $8.24           $8.97          $8.54
    End of period                          $5.37           $10.21          $10.39          $8.24          $8.97
  Accumulation units outstanding
  at the end of period                     10,869          10,648          14,698         10,839          8,564

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(542)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                    $10.24          $11.69          $10.18           N/A            N/A
    End of period                          $5.05           $10.24          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,827          11,407          1,160            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(593)

  Accumulation unit value:
    Beginning of period                    $10.87          $13.52          $11.70         $11.32          $10.32
    End of period                          $5.22           $10.87          $13.52         $11.70          $11.32
  Accumulation units outstanding
  at the end of period                     9,745           29,873           480             480            480

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(542)

  Accumulation unit value:
    Beginning of period                    $17.41          $16.10          $11.80         $11.00          $9.26
    End of period                          $8.73           $17.41          $16.10         $11.80          $11.00
  Accumulation units outstanding
  at the end of period                     25,722          40,473          8,093           7,965          8,083

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(542)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(593)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.91          $10.54         $10.06          $10.27
    End of period                          $8.54           $11.42          $10.91         $10.54          $10.06
  Accumulation units outstanding
  at the end of period                      291            8,485            560             575            590

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1376)

  Accumulation unit value:
    Beginning of period                    $9.82           $9.73            N/A             N/A            N/A
    End of period                          $6.70           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,584            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1376)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(593)

  Accumulation unit value:
    Beginning of period                    $18.96          $17.65          $14.44         $13.09          $11.37
    End of period                          $10.54          $18.96          $17.65         $14.44          $13.09
  Accumulation units outstanding
  at the end of period                     1,589           81,106          1,442            810            438

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(822)

  Accumulation unit value:
    Beginning of period                    $13.38          $13.55          $11.72         $10.63           N/A
    End of period                          $7.48           $13.38          $13.55         $11.72           N/A
  Accumulation units outstanding
  at the end of period                    163,152         184,249          31,092          2,818           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(822)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.92           N/A             N/A             N/A            N/A
    End of period                          $6.17            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,795            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(731)

  Accumulation unit value:
    Beginning of period                    $12.30          $10.61          $10.41         $10.80          $10.87
    End of period                          $7.00           $12.30          $10.61         $10.41          $10.80
  Accumulation units outstanding
  at the end of period                     5,802           4,901           1,614           1,251           927

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(731)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(593)

  Accumulation unit value:
    Beginning of period                    $33.50          $25.44          $21.63         $16.25          $13.29
    End of period                          $20.26          $33.50          $25.44         $21.63          $16.25
  Accumulation units outstanding
  at the end of period                     4,348           5,707           3,707            343            343

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(542)

  Accumulation unit value:
    Beginning of period                    $12.95          $12.67          $12.43          $9.31          $7.96
    End of period                          $6.35           $12.95          $12.67         $12.43          $9.31
  Accumulation units outstanding
  at the end of period                     8,624           10,576          10,232          7,225          7,964

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(542)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(593)

  Accumulation unit value:
    Beginning of period                    $15.07          $14.41          $13.50         $12.38          $11.20
    End of period                          $9.16           $15.07          $14.41         $13.50          $12.38
  Accumulation units outstanding
  at the end of period                     3,508           85,894          1,496            834            450

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(687)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.52          $10.28         $10.12          $9.24
    End of period                          $7.14           $11.76          $11.52         $10.28          $10.12
  Accumulation units outstanding
  at the end of period                     6,401          133,208          5,538           4,783           294

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(542)

  Accumulation unit value:
    Beginning of period                    $16.95          $19.44          $18.24         $17.21          $14.73
    End of period                          $9.89           $16.95          $19.44         $18.24          $17.21
  Accumulation units outstanding
  at the end of period                      379            2,382           5,092           4,734          4,644

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(542)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(822)

  Accumulation unit value:
    Beginning of period                    $14.03          $14.72          $12.87         $11.51           N/A
    End of period                          $8.88           $14.03          $14.72         $12.87           N/A
  Accumulation units outstanding
  at the end of period                     3,113           56,409          1,046            394            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(822)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(593)

  Accumulation unit value:
    Beginning of period                    $6.33           $5.68           $5.33           $5.35          $5.13
    End of period                          $3.49           $6.33           $5.68           $5.33          $5.35
  Accumulation units outstanding
  at the end of period                     4,998           54,629          1,028           1,028          1,028

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(731)

  Accumulation unit value:
    Beginning of period                    $17.19          $14.78          $15.40         $11.40          $11.39
    End of period                          $8.79           $17.19          $14.78         $15.40          $11.40
  Accumulation units outstanding
  at the end of period                     46,925         103,596          7,607            420            884

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(731)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(788)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.89          $11.80         $10.98           N/A
    End of period                          $7.74           $13.89          $12.89         $11.80           N/A
  Accumulation units outstanding
  at the end of period                     1,438           1,273            785              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(396)

  Accumulation unit value:
    Beginning of period                    $14.10          $13.63          $11.97         $10.81          $9.42
    End of period                          $8.12           $14.10          $13.63         $11.97          $10.81
  Accumulation units outstanding
  at the end of period                     3,610           6,319           2,314           1,500           969

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(396)

  Accumulation unit value:
    Beginning of period                    $7.96            N/A
    End of period                          $9.42            N/A
  Accumulation units outstanding
  at the end of period                      640             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.81          $9.99            N/A             N/A            N/A
    End of period                          $10.13          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,592           27,164           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(552)

  Accumulation unit value:
    Beginning of period                    $13.51          $12.83          $12.73         $12.78          $12.63
    End of period                          $13.21          $13.51          $12.83         $12.73          $12.78
  Accumulation units outstanding
  at the end of period                     16,699          9,938           20,353          2,303          1,050

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.27          $12.75          $11.85         $11.97          $11.67
    End of period                          $8.27           $12.27          $12.75         $11.85          $11.97
  Accumulation units outstanding
  at the end of period                     3,949           2,986           2,215           2,134           773

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(570)

  Accumulation unit value:
    Beginning of period                    $18.06          $19.66          $17.87         $17.50          $16.40
    End of period                          $9.28           $18.06          $19.66         $17.87          $17.50
  Accumulation units outstanding
  at the end of period                      448             450              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(570)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $6.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,693           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.42            N/A             N/A             N/A            N/A
    End of period                          $7.03            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,311            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $8.96            N/A             N/A             N/A            N/A
    End of period                          $6.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,120            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.67          $13.80          $12.27         $11.62          $10.71
    End of period                          $8.69           $14.67          $13.80         $12.27          $11.62
  Accumulation units outstanding
  at the end of period                       -             9,777           35,874          9,863          10,928

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(773)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.90          $10.38         $10.22           N/A
    End of period                          $9.47           $11.28          $10.90         $10.38           N/A
  Accumulation units outstanding
  at the end of period                    114,596          65,672          19,288          4,017           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(487)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.75          $12.38         $11.83          $10.90
    End of period                          $9.15           $14.55          $13.75         $12.38          $11.83
  Accumulation units outstanding
  at the end of period                     1,626           34,062          8,425           8,088          2,469

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(487)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(773)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.50          $10.70         $10.35           N/A
    End of period                          $9.25           $12.06          $11.50         $10.70           N/A
  Accumulation units outstanding
  at the end of period                     25,991          40,829          4,248           3,966           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(773)

  Accumulation unit value:
    Beginning of period                    $13.82          $13.07          $11.97         $11.38           N/A
    End of period                          $9.75           $13.82          $13.07         $11.97           N/A
  Accumulation units outstanding
  at the end of period                     5,058           5,156           5,195           4,706           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.56          $11.54           N/A             N/A            N/A
    End of period                          $7.50           $11.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,611            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.70            N/A             N/A             N/A            N/A
    End of period                          $6.30            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,953            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(552)

  Accumulation unit value:
    Beginning of period                    $24.12          $23.05          $20.84         $20.33          $19.35
    End of period                          $18.61          $24.12          $23.05         $20.84          $20.33
  Accumulation units outstanding
  at the end of period                      907            5,889            920             920            773

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(980)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.99          $10.80         $10.79           N/A
    End of period                          $11.14          $11.20          $10.99         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     15,484          11,924            98              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(980)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(552)

  Accumulation unit value:
    Beginning of period                    $20.78          $19.79          $16.82         $15.97          $14.88
    End of period                          $13.48          $20.78          $19.79         $16.82          $15.97
  Accumulation units outstanding
  at the end of period                     2,050           2,053           1,526            743            743

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(552)

  Accumulation unit value:
    Beginning of period                    $27.89          $26.02          $23.51         $22.76          $21.94
    End of period                          $15.51          $27.89          $26.02         $23.51          $22.76
  Accumulation units outstanding
  at the end of period                     1,609           1,623            353             353            353

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(396)

  Accumulation unit value:
    Beginning of period                    $38.93          $34.12          $32.82         $29.55          $25.72
    End of period                          $22.49          $38.93          $34.12         $32.82          $29.55
  Accumulation units outstanding
  at the end of period                      560             470             196             216            217

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(396)

  Accumulation unit value:
    Beginning of period                    $23.41           N/A
    End of period                          $25.72           N/A
  Accumulation units outstanding
  at the end of period                      217             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(552)

  Accumulation unit value:
    Beginning of period                    $14.75          $15.02          $12.86         $12.44          $11.42
    End of period                          $8.55           $14.75          $15.02         $12.86          $12.44
  Accumulation units outstanding
  at the end of period                     2,954           2,980           1,906            776            290

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.70%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(885)

  Accumulation unit value:
    Beginning of period                    $12.62          $15.26          $11.49         $11.39           N/A
    End of period                          $7.90           $12.62          $15.26         $11.49           N/A
  Accumulation units outstanding
  at the end of period                     5,193           7,518           6,623           2,195           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(885)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(885)

  Accumulation unit value:
    Beginning of period                    $13.25          $11.76          $11.20         $10.72           N/A
    End of period                          $8.04           $13.25          $11.76         $11.20           N/A
  Accumulation units outstanding
  at the end of period                      153             146             163             159            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(885)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(709)

  Accumulation unit value:
    Beginning of period                    $14.59          $13.46          $12.08         $11.45          $10.94
    End of period                          $8.56           $14.59          $13.46         $12.08          $11.45
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(842)

  Accumulation unit value:
    Beginning of period                    $11.65          $11.09          $10.28          $9.62           N/A
    End of period                          $8.13           $11.65          $11.09         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     5,169           4,127           4,641           4,769           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(842)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.55          $10.20           N/A             N/A            N/A
    End of period                          $6.43           $13.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,164           5,470            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $6.51            N/A             N/A             N/A            N/A
    End of period                          $6.41            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,116            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(885)

  Accumulation unit value:
    Beginning of period                    $16.62          $16.98          $15.53         $15.32           N/A
    End of period                          $9.86           $16.62          $16.98         $15.53           N/A
  Accumulation units outstanding
  at the end of period                      310             285             301             303            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(885)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(800)

  Accumulation unit value:
    Beginning of period                    $22.36          $20.50          $17.54         $16.61           N/A
    End of period                          $13.43          $22.36          $20.50         $17.54           N/A
  Accumulation units outstanding
  at the end of period                       71             253              84             275            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.03           N/A             N/A            N/A
    End of period                          $6.11           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,272           9,468            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.69          $10.86           N/A             N/A            N/A
    End of period                          $7.31           $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      313            1,258            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                    $11.34          $12.41          $10.83         $10.86           N/A
    End of period                          $7.38           $11.34          $12.41         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     1,262           1,603           1,262            916            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(724)

  Accumulation unit value:
    Beginning of period                    $17.42          $16.73          $16.42         $16.43          $16.39
    End of period                          $16.08          $17.42          $16.73         $16.42          $16.43
  Accumulation units outstanding
  at the end of period                     2,716           3,637           10,301          3,078           156

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(881)

  Accumulation unit value:
    Beginning of period                    $12.61          $12.60          $11.19         $11.16           N/A
    End of period                          $7.84           $12.61          $12.60         $11.19           N/A
  Accumulation units outstanding
  at the end of period                     1,907           2,428           1,251            902            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(881)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.33          $10.31           N/A             N/A            N/A
    End of period                          $9.45           $10.33           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,470            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(800)

  Accumulation unit value:
    Beginning of period                    $15.47          $14.20          $11.05          $9.41           N/A
    End of period                          $8.36           $15.47          $14.20         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     2,170           10,733          11,461         10,936           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(800)

  Accumulation unit value:
    Beginning of period                    $21.95          $20.89          $19.15         $17.43           N/A
    End of period                          $11.87          $21.95          $20.89         $19.15           N/A
  Accumulation units outstanding
  at the end of period                      174             157             513             675            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(553)

  Accumulation unit value:
    Beginning of period                    $14.25          $13.77          $13.70         $13.75          $13.62
    End of period                          $14.78          $14.25          $13.77         $13.70          $13.75
  Accumulation units outstanding
  at the end of period                     1,360           1,392           1,273           2,381            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.85          $10.67           N/A             N/A            N/A
    End of period                          $6.73           $13.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,314          5,589            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(553)

  Accumulation unit value:
    Beginning of period                    $17.66          $18.63          $16.71         $15.78          $14.10
    End of period                          $10.49          $17.66          $18.63         $16.71          $15.78
  Accumulation units outstanding
  at the end of period                     1,187           1,398           3,036           2,389            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(553)

  Accumulation unit value:
    Beginning of period                    $14.07          $15.51          $13.64         $13.39          $12.55
    End of period                          $8.41           $14.07          $15.51         $13.64          $13.39
  Accumulation units outstanding
  at the end of period                     2,111            195            2,385           3,975            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(705)

  Accumulation unit value:
    Beginning of period                    $10.91          $11.54          $10.56         $11.18          $10.72
    End of period                          $6.88           $10.91          $11.54         $10.56          $11.18
  Accumulation units outstanding
  at the end of period                     15,440          23,965          31,586         28,529          1,865

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(710)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.70          $10.60         $10.69          $10.69
    End of period                          $11.18          $11.08          $10.70         $10.60          $10.69
  Accumulation units outstanding
  at the end of period                     9,921           14,738          13,790         13,956            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1028)

  Accumulation unit value:
    Beginning of period                    $5.62           $5.53           $4.61            N/A            N/A
    End of period                          $3.30           $5.62           $5.53            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,718            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1028)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $8.33            N/A             N/A             N/A            N/A
    End of period                          $6.39            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,389            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(553)

  Accumulation unit value:
    Beginning of period                    $10.21          $10.38          $8.23           $8.97          $8.85
    End of period                          $5.36           $10.21          $10.38          $8.23          $8.97
  Accumulation units outstanding
  at the end of period                     18,895          22,848          29,112         27,765          2,328

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.24          $11.69          $10.09           N/A            N/A
    End of period                          $5.04           $10.24          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                      802            9,302           14,793           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(701)

  Accumulation unit value:
    Beginning of period                    $9.02           $8.93           $7.85           $7.74          $7.44
    End of period                          $5.46           $9.02           $8.93           $7.85          $7.74
  Accumulation units outstanding
  at the end of period                     4,169           4,279           4,603           4,468          3,348

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(701)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(859)

  Accumulation unit value:
    Beginning of period                    $10.86          $13.50          $11.69         $10.98           N/A
    End of period                          $5.22           $10.86          $13.50         $11.69           N/A
  Accumulation units outstanding
  at the end of period                     2,132           2,026           1,562           1,637           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(859)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(705)

  Accumulation unit value:
    Beginning of period                    $17.40          $16.09          $11.80         $11.00          $10.54
    End of period                          $8.72           $17.40          $16.09         $11.80          $11.00
  Accumulation units outstanding
  at the end of period                     14,092          27,964          38,514         27,731          1,897

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(859)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.90          $10.54         $10.44           N/A
    End of period                          $8.53           $11.41          $10.90         $10.54           N/A
  Accumulation units outstanding
  at the end of period                     5,845           5,093           2,081           1,814           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(859)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(710)

  Accumulation unit value:
    Beginning of period                    $18.95          $17.64          $14.43         $13.09          $12.39
    End of period                          $10.53          $18.95          $17.64         $14.43          $13.09
  Accumulation units outstanding
  at the end of period                     8,626           12,534          16,846         13,556            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                    $13.38          $13.55          $11.71         $10.88          $9.88
    End of period                          $7.48           $13.38          $13.55         $11.71          $10.88
  Accumulation units outstanding
  at the end of period                     83,327         116,528         138,020         161,485         3,801

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.64          $9.18            N/A            N/A
    End of period                          $6.17           $11.76          $10.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,380           6,902           1,745            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(807)

  Accumulation unit value:
    Beginning of period                    $12.30          $10.61          $10.41          $9.49           N/A
    End of period                          $7.00           $12.30          $10.61         $10.41           N/A
  Accumulation units outstanding
  at the end of period                     1,107           2,364           3,722          10,428           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(807)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(804)

  Accumulation unit value:
    Beginning of period                    $33.47          $25.42          $21.62         $18.94           N/A
    End of period                          $20.25          $33.47          $25.42         $21.62           N/A
  Accumulation units outstanding
  at the end of period                     2,413           1,976           2,552           3,662           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(804)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(705)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.66          $12.43          $9.30          $8.99
    End of period                          $6.34           $12.94          $12.66         $12.43          $9.30
  Accumulation units outstanding
  at the end of period                     11,751          17,063          18,830         23,131          2,226

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(710)

  Accumulation unit value:
    Beginning of period                    $15.06          $14.41          $13.49         $12.38          $11.82
    End of period                          $9.15           $15.06          $14.41         $13.49          $12.38
  Accumulation units outstanding
  at the end of period                     7,604           9,087           10,114         10,915            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(553)

  Accumulation unit value:
    Beginning of period                    $11.75          $11.51          $10.28         $10.12          $9.64
    End of period                          $7.13           $11.75          $11.51         $10.28          $10.12
  Accumulation units outstanding
  at the end of period                     17,311          22,772          25,179         15,404            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(705)

  Accumulation unit value:
    Beginning of period                    $16.93          $19.43          $18.23         $17.20          $16.18
    End of period                          $9.88           $16.93          $19.43         $18.23          $17.20
  Accumulation units outstanding
  at the end of period                     9,230           13,059          15,257         11,662          1,236

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(710)

  Accumulation unit value:
    Beginning of period                    $14.02          $14.72          $12.87         $12.68          $12.13
    End of period                          $8.88           $14.02          $14.72         $12.87          $12.68
  Accumulation units outstanding
  at the end of period                     1,771           7,162           9,105           9,964            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(742)

  Accumulation unit value:
    Beginning of period                    $17.19          $14.78          $15.40         $11.13           N/A
    End of period                          $8.79           $17.19          $14.78         $15.40           N/A
  Accumulation units outstanding
  at the end of period                     10,512          12,447          21,123         23,221           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(742)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.89          $11.80         $11.05          $10.52
    End of period                          $7.74           $13.89          $12.89         $11.80          $11.05
  Accumulation units outstanding
  at the end of period                     24,748          27,012          30,773         48,620          14,746

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(553)

  Accumulation unit value:
    Beginning of period                    $14.10          $13.63          $11.97         $10.81          $10.00
    End of period                          $8.12           $14.10          $13.63         $11.97          $10.81
  Accumulation units outstanding
  at the end of period                     2,877           2,908           2,964           1,422            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.02           N/A             N/A             N/A            N/A
    End of period                          $10.13           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,056           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(553)

  Accumulation unit value:
    Beginning of period                    $13.51          $12.82          $12.73         $12.78          $12.64
    End of period                          $13.20          $13.51          $12.82         $12.73          $12.78
  Accumulation units outstanding
  at the end of period                     6,858           11,580          8,193           7,251          2,936

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(800)

  Accumulation unit value:
    Beginning of period                    $12.26          $12.74          $11.84         $11.64           N/A
    End of period                          $8.26           $12.26          $12.74         $11.84           N/A
  Accumulation units outstanding
  at the end of period                     1,054           5,374           4,109           3,612           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.37            N/A             N/A             N/A            N/A
    End of period                          $6.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,735           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $8.40            N/A             N/A             N/A            N/A
    End of period                          $6.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,410            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(695)

  Accumulation unit value:
    Beginning of period                    $14.66          $13.80          $12.26         $11.61          $10.74
    End of period                          $8.68           $14.66          $13.80         $12.26          $11.61
  Accumulation units outstanding
  at the end of period                     27,168          26,930          25,764         27,018          2,834

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(690)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.90          $10.38         $10.28          $9.93
    End of period                          $9.47           $11.28          $10.90         $10.38          $10.28
  Accumulation units outstanding
  at the end of period                     6,103           9,983           40,431         39,148          11,091

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(752)

  Accumulation unit value:
    Beginning of period                    $14.54          $13.74          $12.37         $11.34           N/A
    End of period                          $9.15           $14.54          $13.74         $12.37           N/A
  Accumulation units outstanding
  at the end of period                     9,224           13,024          26,437         26,539           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(752)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(710)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.50          $10.70         $10.47          $10.25
    End of period                          $9.24           $12.06          $11.50         $10.70          $10.47
  Accumulation units outstanding
  at the end of period                     12,434          17,584          30,044         35,203          4,739

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                    $13.81          $13.06          $11.96         $11.55          $11.09
    End of period                          $9.75           $13.81          $13.06         $11.96          $11.55
  Accumulation units outstanding
  at the end of period                     25,212          28,840          95,171         111,308         19,786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(923)

  Accumulation unit value:
    Beginning of period                    $24.10          $23.04          $20.82         $20.64           N/A
    End of period                          $18.60          $24.10          $23.04         $20.82           N/A
  Accumulation units outstanding
  at the end of period                      478             920             942             943            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(923)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(788)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.98          $10.79         $10.77           N/A
    End of period                          $11.13          $11.19          $10.98         $10.79           N/A
  Accumulation units outstanding
  at the end of period                     10,703          2,440            556             535            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(885)

  Accumulation unit value:
    Beginning of period                    $20.77          $19.79          $16.81         $16.61           N/A
    End of period                          $13.48          $20.77          $19.79         $16.81           N/A
  Accumulation units outstanding
  at the end of period                      150            3,783           3,624            173            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(885)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(553)

  Accumulation unit value:
    Beginning of period                    $27.87          $26.01          $23.50         $22.75          $21.82
    End of period                          $15.50          $27.87          $26.01         $23.50          $22.75
  Accumulation units outstanding
  at the end of period                     1,834           1,802           1,113            859             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(553)

  Accumulation unit value:
    Beginning of period                    $38.90          $34.10          $32.80         $29.53          $26.99
    End of period                          $22.47          $38.90          $34.10         $32.80          $29.53
  Accumulation units outstanding
  at the end of period                       94             227             105             206             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(553)

  Accumulation unit value:
    Beginning of period                    $14.74          $15.02          $12.85         $12.44          $11.36
    End of period                          $8.54           $14.74          $15.02         $12.85          $12.44
  Accumulation units outstanding
  at the end of period                      986            1,740           1,158           1,151            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.71%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(830)

  Accumulation unit value:
    Beginning of period                    $12.62          $15.25          $11.49         $10.17           N/A
    End of period                          $7.89           $12.62          $15.25         $11.49           N/A
  Accumulation units outstanding
  at the end of period                     17,670          24,733          59,219         57,729           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(589)

  Accumulation unit value:
    Beginning of period                    $16.32          $15.27          $12.80         $11.88          $10.39
    End of period                          $9.38           $16.32          $15.27         $12.80          $11.88
  Accumulation units outstanding
  at the end of period                     6,610           7,771           5,221           6,159          1,500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                    $13.24          $11.76          $11.20         $10.73          $9.91
    End of period                          $8.03           $13.24          $11.76         $11.20          $10.73
  Accumulation units outstanding
  at the end of period                     12,413          12,861          10,711         11,729          12,502

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.46          $12.08         $11.44          $10.27
    End of period                          $8.56           $14.58          $13.46         $12.08          $11.44
  Accumulation units outstanding
  at the end of period                     3,115           1,527           1,642           1,541           960

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(583)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.08          $10.28          $9.59          $8.68
    End of period                          $8.12           $11.64          $11.08         $10.28          $9.59
  Accumulation units outstanding
  at the end of period                     12,035          25,991          16,658         18,362          5,475

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(617)

  Accumulation unit value:
    Beginning of period                    $26.27          $22.38          $20.29         $20.46          $18.54
    End of period                          $14.71          $26.27          $22.38         $20.29          $20.46
  Accumulation units outstanding
  at the end of period                     3,945           1,559           1,620           3,790          2,199

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(617)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.00           N/A             N/A            N/A
    End of period                          $4.42           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              147             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(631)

  Accumulation unit value:
    Beginning of period                    $25.50          $23.88          $23.46         $23.02          $20.77
    End of period                          $14.67          $25.50          $23.88         $23.46          $23.02
  Accumulation units outstanding
  at the end of period                       22              -               -              324            325

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.54          $10.20           N/A             N/A            N/A
    End of period                          $6.43           $13.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,228          41,390           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.57          $10.86           N/A             N/A            N/A
    End of period                          $6.41           $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,794            141             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(618)

  Accumulation unit value:
    Beginning of period                    $16.60          $16.96          $15.51         $15.42          $14.13
    End of period                          $9.85           $16.60          $16.96         $15.51          $15.42
  Accumulation units outstanding
  at the end of period                     1,244           4,630           3,475           1,426          3,918

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(606)

  Accumulation unit value:
    Beginning of period                    $22.34          $20.48          $17.52         $17.56          $15.80
    End of period                          $13.42          $22.34          $20.48         $17.52          $17.56
  Accumulation units outstanding
  at the end of period                     7,160           5,823           4,612           4,178          6,323

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.83           $9.99            N/A             N/A            N/A
    End of period                          $6.11           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,027           38,327           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.81           $10.00           N/A             N/A            N/A
    End of period                          $5.67           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,772           1,864            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.78          $9.92            N/A            N/A
    End of period                          $7.31           $10.69          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,552          16,960          3,656            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.76           $10.14           N/A             N/A            N/A
    End of period                          $5.90           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,250           4,128            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $11.34          $12.41          $10.83         $10.27           N/A
    End of period                          $7.38           $11.34          $12.41         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     8,201           9,605           4,394           5,505           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(432)

  Accumulation unit value:
    Beginning of period                    $17.40          $16.71          $16.40         $16.42          $15.78
    End of period                          $16.06          $17.40          $16.71         $16.40          $16.42
  Accumulation units outstanding
  at the end of period                     6,007           6,934           5,942           6,795          1,569

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(432)

  Accumulation unit value:
    Beginning of period                    $15.48           N/A
    End of period                          $15.78           N/A
  Accumulation units outstanding
  at the end of period                       87             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.61          $12.60          $11.19         $10.33           N/A
    End of period                          $7.84           $12.61          $12.60         $11.19           N/A
  Accumulation units outstanding
  at the end of period                     3,283           2,108           2,065           2,329           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                    $10.33          $10.13          $9.98            N/A            N/A
    End of period                          $9.45           $10.33          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(583)

  Accumulation unit value:
    Beginning of period                    $15.46          $14.19          $11.04          $9.57          $7.89
    End of period                          $8.35           $15.46          $14.19         $11.04          $9.57
  Accumulation units outstanding
  at the end of period                     29,320          32,396          30,821         33,890          24,859

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $21.92          $20.87          $19.13         $18.52          $16.33
    End of period                          $11.85          $21.92          $20.87         $19.13          $18.52
  Accumulation units outstanding
  at the end of period                     4,959           4,347           3,336           6,181           954

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(589)

  Accumulation unit value:
    Beginning of period                    $14.24          $13.75          $13.68         $13.73          $13.32
    End of period                          $14.76          $14.24          $13.75         $13.68          $13.73
  Accumulation units outstanding
  at the end of period                     13,265          5,808           5,619          80,009          8,274

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.85          $10.79          $10.12           N/A            N/A
    End of period                          $6.73           $13.85          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,516          12,071          2,144            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(589)

  Accumulation unit value:
    Beginning of period                    $17.65          $18.62          $16.70         $15.77          $13.87
    End of period                          $10.48          $17.65          $18.62         $16.70          $15.77
  Accumulation units outstanding
  at the end of period                     9,278           12,660          12,597          8,796          6,744

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(589)

  Accumulation unit value:
    Beginning of period                    $14.05          $15.49          $13.63         $13.38          $12.05
    End of period                          $8.40           $14.05          $15.49         $13.63          $13.38
  Accumulation units outstanding
  at the end of period                     7,151           8,562           9,860          13,462          5,901

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1404)

  Accumulation unit value:
    Beginning of period                    $9.74           $10.27           N/A             N/A            N/A
    End of period                          $6.04           $9.74            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,722           1,909            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1404)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(432)

  Accumulation unit value:
    Beginning of period                    $10.91          $11.54          $10.56         $11.18          $9.42
    End of period                          $6.88           $10.91          $11.54         $10.56          $11.18
  Accumulation units outstanding
  at the end of period                     78,440         124,462         157,339         158,843         65,387

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(432)

  Accumulation unit value:
    Beginning of period                    $8.41            N/A
    End of period                          $9.42            N/A
  Accumulation units outstanding
  at the end of period                     3,617            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(584)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.69          $10.60         $10.69          $10.36
    End of period                          $11.18          $11.07          $10.69         $10.60          $10.69
  Accumulation units outstanding
  at the end of period                     69,807         113,990          93,048         100,752         29,652

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(614)

  Accumulation unit value:
    Beginning of period                    $5.61           $5.53           $4.18           $4.25          $3.75
    End of period                          $3.30           $5.61           $5.53           $4.18          $4.25
  Accumulation units outstanding
  at the end of period                     7,318           22,377          3,257          12,840          2,643

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(614)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(620)

  Accumulation unit value:
    Beginning of period                    $9.55           $10.66          $9.65          $10.16          $8.96
    End of period                          $6.39           $9.55           $10.66          $9.65          $10.16
  Accumulation units outstanding
  at the end of period                     2,272           1,531           1,019           1,000          1,044

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(620)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(432)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.38          $8.23           $8.96          $8.95
    End of period                          $5.36           $10.20          $10.38          $8.23          $8.96
  Accumulation units outstanding
  at the end of period                    116,586         145,874         189,927         222,527         96,579

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(432)

  Accumulation unit value:
    Beginning of period                    $8.05            N/A
    End of period                          $8.95            N/A
  Accumulation units outstanding
  at the end of period                     3,822            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $10.23          $11.69          $10.02           N/A            N/A
    End of period                          $5.04           $10.23          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,020           16,142          20,118           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(585)

  Accumulation unit value:
    Beginning of period                    $9.01           $8.92           $7.85           $7.73          $7.00
    End of period                          $5.45           $9.01           $8.92           $7.85          $7.73
  Accumulation units outstanding
  at the end of period                     3,640           4,816           6,075           8,639          24,331

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $10.86          $13.50          $11.69         $11.31          $10.02
    End of period                          $5.21           $10.86          $13.50         $11.69          $11.31
  Accumulation units outstanding
  at the end of period                     10,594          5,862           5,519           8,514          9,381

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(432)

  Accumulation unit value:
    Beginning of period                    $17.39          $16.08          $11.79         $11.00          $8.82
    End of period                          $8.71           $17.39          $16.08         $11.79          $11.00
  Accumulation units outstanding
  at the end of period                     71,751         121,620         164,760         171,207         68,655

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(432)

  Accumulation unit value:
    Beginning of period                    $8.73            N/A
    End of period                          $8.82            N/A
  Accumulation units outstanding
  at the end of period                     3,769            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.90          $10.53         $10.06          $9.98
    End of period                          $8.52           $11.40          $10.90         $10.53          $10.06
  Accumulation units outstanding
  at the end of period                     14,961          14,607          14,974         17,993          7,845

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                    $9.74            N/A             N/A             N/A            N/A
    End of period                          $6.70            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,467            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(432)

  Accumulation unit value:
    Beginning of period                    $18.95          $17.64          $14.43         $13.08          $11.25
    End of period                          $10.52          $18.95          $17.64         $14.43          $13.08
  Accumulation units outstanding
  at the end of period                     44,947          77,479          92,863         113,587         34,891

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(432)

  Accumulation unit value:
    Beginning of period                    $10.36           N/A
    End of period                          $11.25           N/A
  Accumulation units outstanding
  at the end of period                      130             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                    $13.37          $13.55          $11.71         $10.88          $9.77
    End of period                          $7.48           $13.37          $13.55         $11.71          $10.88
  Accumulation units outstanding
  at the end of period                    203,930         407,467         537,108         488,733         25,848

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1076)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.64          $9.35            N/A            N/A
    End of period                          $6.17           $11.76          $10.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,533          53,892          1,461            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(721)

  Accumulation unit value:
    Beginning of period                    $12.29          $10.61          $10.40         $10.80          $10.75
    End of period                          $7.00           $12.29          $10.61         $10.40          $10.80
  Accumulation units outstanding
  at the end of period                     1,715           4,362           13,119         14,067          1,303

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                    $11.47          $10.24           N/A             N/A            N/A
    End of period                          $6.04           $11.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,873           1,809            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(614)

  Accumulation unit value:
    Beginning of period                    $33.46          $25.41          $21.61         $16.23          $14.30
    End of period                          $20.23          $33.46          $25.41         $21.61          $16.23
  Accumulation units outstanding
  at the end of period                     24,704          31,499          19,456         24,634          6,278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(614)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(432)

  Accumulation unit value:
    Beginning of period                    $12.93          $12.65          $12.42          $9.30          $8.12
    End of period                          $6.34           $12.93          $12.65         $12.42          $9.30
  Accumulation units outstanding
  at the end of period                     69,934         117,385         151,248         166,565         76,438

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(432)

  Accumulation unit value:
    Beginning of period                    $7.46            N/A
    End of period                          $8.12            N/A
  Accumulation units outstanding
  at the end of period                     4,127            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1129)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.12          $9.46            N/A            N/A
    End of period                          $6.93           $10.59          $10.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,976           1,746           1,746            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1129)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(432)

  Accumulation unit value:
    Beginning of period                    $15.06          $14.40          $13.49         $12.37          $10.98
    End of period                          $9.15           $15.06          $14.40         $13.49          $12.37
  Accumulation units outstanding
  at the end of period                     55,257          71,100         103,739         124,360         50,195

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(432)

  Accumulation unit value:
    Beginning of period                    $10.44           N/A
    End of period                          $10.98           N/A
  Accumulation units outstanding
  at the end of period                      129             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(432)

  Accumulation unit value:
    Beginning of period                    $11.75          $11.51          $10.27         $10.11          $9.44
    End of period                          $7.13           $11.75          $11.51         $10.27          $10.11
  Accumulation units outstanding
  at the end of period                     89,178         106,576         142,250         168,135         73,533

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(432)

  Accumulation unit value:
    Beginning of period                    $8.94            N/A
    End of period                          $9.44            N/A
  Accumulation units outstanding
  at the end of period                      151             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                    $8.77           $10.29           N/A             N/A            N/A
    End of period                          $5.95           $8.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,446           2,228            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(432)

  Accumulation unit value:
    Beginning of period                    $16.93          $19.42          $18.23         $17.19          $15.69
    End of period                          $9.87           $16.93          $19.42         $18.23          $17.19
  Accumulation units outstanding
  at the end of period                     51,125          71,906          87,214         88,731          38,642

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(432)

  Accumulation unit value:
    Beginning of period                    $15.01           N/A
    End of period                          $15.69           N/A
  Accumulation units outstanding
  at the end of period                     2,034            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(432)

  Accumulation unit value:
    Beginning of period                    $14.01          $14.71          $12.86         $12.68          $11.10
    End of period                          $8.88           $14.01          $14.71         $12.86          $12.68
  Accumulation units outstanding
  at the end of period                     49,445          66,716         104,239         120,300         38,348

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(432)

  Accumulation unit value:
    Beginning of period                    $10.65           N/A
    End of period                          $11.10           N/A
  Accumulation units outstanding
  at the end of period                      127             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(598)

  Accumulation unit value:
    Beginning of period                    $6.32           $5.67           $5.33           $5.34          $5.16
    End of period                          $3.48           $6.32           $5.67           $5.33          $5.34
  Accumulation units outstanding
  at the end of period                     19,237          15,778          14,898         23,611          26,015

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(721)

  Accumulation unit value:
    Beginning of period                    $17.18          $14.78          $15.39         $11.40          $10.85
    End of period                          $8.79           $17.18          $14.78         $15.39          $11.40
  Accumulation units outstanding
  at the end of period                     37,349          69,669         110,513         88,393          1,291

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.88          $11.80         $11.04          $9.80
    End of period                          $7.73           $13.89          $12.88         $11.80          $11.04
  Accumulation units outstanding
  at the end of period                     38,603          65,650          99,198         86,794          9,997

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(605)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.62          $11.96         $10.80          $9.50
    End of period                          $8.11           $14.09          $13.62         $11.96          $10.80
  Accumulation units outstanding
  at the end of period                     19,528          22,561          22,420         21,507          4,167

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(605)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1921)

  Accumulation unit value:
    Beginning of period                    $4.52            N/A             N/A             N/A            N/A
    End of period                          $4.75            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,124            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1921)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1776)

  Accumulation unit value:
    Beginning of period                    $7.82            N/A             N/A             N/A            N/A
    End of period                          $4.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,213            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.81          $10.20           N/A             N/A            N/A
    End of period                          $10.12          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,555           782             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(583)

  Accumulation unit value:
    Beginning of period                    $13.49          $12.81          $12.72         $12.77          $12.34
    End of period                          $13.18          $13.49          $12.81         $12.72          $12.77
  Accumulation units outstanding
  at the end of period                     99,036          60,700          63,274         52,585          10,478

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(665)

  Accumulation unit value:
    Beginning of period                    $18.83          $20.86          $18.84         $17.80          $16.12
    End of period                          $10.90          $18.83          $20.86         $18.84          $17.80
  Accumulation units outstanding
  at the end of period                     1,507           1,507           2,321           2,569          2,321

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.26          $12.74          $11.84         $11.96          $11.66
    End of period                          $8.26           $12.26          $12.74         $11.84          $11.96
  Accumulation units outstanding
  at the end of period                     17,601          12,389          14,919         21,429          8,625

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(659)

  Accumulation unit value:
    Beginning of period                    $18.03          $19.63          $17.84         $17.47          $16.36
    End of period                          $9.26           $18.03          $19.63         $17.84          $17.47
  Accumulation units outstanding
  at the end of period                     2,996           3,175           2,151           2,267           505

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(659)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1908)

  Accumulation unit value:
    Beginning of period                    $8.18            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,323            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1908)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.97            N/A             N/A            N/A
    End of period                          $6.60           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,293          4,693            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.81           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,089           6,010            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $9.38            N/A             N/A             N/A            N/A
    End of period                          $6.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,846            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.43          $10.29           N/A             N/A            N/A
    End of period                          $7.45           $10.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              529             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.76           $9.72            N/A             N/A            N/A
    End of period                          $7.03           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,180           5,715            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $6.18           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,416           6,063            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(552)

  Accumulation unit value:
    Beginning of period                    $14.65          $13.79          $12.26         $11.61          $10.98
    End of period                          $8.67           $14.65          $13.79         $12.26          $11.61
  Accumulation units outstanding
  at the end of period                     17,953          17,927          51,557         42,607          46,728

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.90          $10.38         $10.28          $10.03
    End of period                          $9.46           $11.27          $10.90         $10.38          $10.28
  Accumulation units outstanding
  at the end of period                     58,084          63,309          46,527         57,546          9,130

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(480)

  Accumulation unit value:
    Beginning of period                    $14.53          $13.73          $12.36         $11.82          $10.90
    End of period                          $9.14           $14.53          $13.73         $12.36          $11.82
  Accumulation units outstanding
  at the end of period                     46,827          52,651          99,879         103,581         37,521

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(480)

  Accumulation unit value:
    Beginning of period                    $10.77           N/A
    End of period                          $10.90           N/A
  Accumulation units outstanding
  at the end of period                       97             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(709)

  Accumulation unit value:
    Beginning of period                    $12.05          $11.50          $10.70         $10.47          $10.23
    End of period                          $9.24           $12.05          $11.50         $10.70          $10.47
  Accumulation units outstanding
  at the end of period                     20,190          44,543          46,344         44,399          6,874

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(568)

  Accumulation unit value:
    Beginning of period                    $13.80          $13.05          $11.95         $11.54          $10.76
    End of period                          $9.74           $13.80          $13.05         $11.95          $11.54
  Accumulation units outstanding
  at the end of period                    151,944         157,203         227,693         244,954        132,009

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1167)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.47          $10.18           N/A            N/A
    End of period                          $8.68           $10.89          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1167)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                    $10.05          $10.00           N/A             N/A            N/A
    End of period                          $6.29           $10.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,705           6,002            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                    $24.07          $23.01          $20.80         $20.30          $19.00
    End of period                          $18.57          $24.07          $23.01         $20.80          $20.30
  Accumulation units outstanding
  at the end of period                     25,282          16,175          19,226         19,912          14,073

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(674)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.97          $10.78         $10.78          $10.82
    End of period                          $11.12          $11.18          $10.97         $10.78          $10.78
  Accumulation units outstanding
  at the end of period                    172,317         103,444         309,711          4,994            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(614)

  Accumulation unit value:
    Beginning of period                    $20.76          $19.78          $16.81         $15.97          $14.39
    End of period                          $13.47          $20.76          $19.78         $16.81          $15.97
  Accumulation units outstanding
  at the end of period                     7,082           7,027           5,807           9,393          2,208

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(614)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(584)

  Accumulation unit value:
    Beginning of period                    $27.83          $25.97          $23.47         $22.73          $20.67
    End of period                          $15.48          $27.83          $25.97         $23.47          $22.73
  Accumulation units outstanding
  at the end of period                     16,939          22,735          18,380         17,842          14,290

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(584)

  Accumulation unit value:
    Beginning of period                    $38.85          $34.06          $32.77         $29.51          $25.62
    End of period                          $22.44          $38.85          $34.06         $32.77          $29.51
  Accumulation units outstanding
  at the end of period                     7,174           8,698           7,703           7,333          4,557

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(584)

  Accumulation unit value:
    Beginning of period                    $14.73          $15.01          $12.85         $12.43          $10.93
    End of period                          $8.53           $14.73          $15.01         $12.85          $12.43
  Accumulation units outstanding
  at the end of period                     24,502          24,173          22,832         31,958          17,480

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.72%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(609)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.72          $12.35         $11.81          $11.02
    End of period                          $9.13           $14.51          $13.72         $12.35          $11.81
  Accumulation units outstanding
  at the end of period                       -             5,722           5,722           5,722          5,722

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(609)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $9.73            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,434            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.735%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1349)

  Accumulation unit value:
    Beginning of period                    $13.36          $14.65           N/A             N/A            N/A
    End of period                          $7.47           $13.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,728          16,342           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1349)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1363)

  Accumulation unit value:
    Beginning of period                    $33.37          $30.93           N/A             N/A            N/A
    End of period                          $20.18          $33.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,071            482             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1363)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1355)

  Accumulation unit value:
    Beginning of period                    $13.87          $14.08           N/A             N/A            N/A
    End of period                          $7.72           $13.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,984          15,176           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1355)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.745%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.60          $15.25          $11.49         $10.73           N/A
    End of period                          $7.88           $12.60          $15.25         $11.49           N/A
  Accumulation units outstanding
  at the end of period                       12              14            3,316           2,812           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(315)

  Accumulation unit value:
    Beginning of period                    $16.25          $15.21          $12.75         $11.84          $10.46
    End of period                          $9.34           $16.25          $15.21         $12.75          $11.84
  Accumulation units outstanding
  at the end of period                      799             512             787             868            446

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(315)

  Accumulation unit value:
    Beginning of period                    $8.16            N/A
    End of period                          $10.46           N/A
  Accumulation units outstanding
  at the end of period                      487             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $13.21          $11.74          $11.18         $10.72          $10.02
    End of period                          $8.01           $13.21          $11.74         $11.18          $10.72
  Accumulation units outstanding
  at the end of period                     1,649           1,104           1,711           1,990          2,422

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $8.07            N/A
    End of period                          $10.02           N/A
  Accumulation units outstanding
  at the end of period                     2,528            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.43          $12.06         $11.43          $11.00
    End of period                          $8.53           $14.55          $13.43         $12.06          $11.43
  Accumulation units outstanding
  at the end of period                       -              681             725             538            552

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $7.93            N/A
    End of period                          $11.00           N/A
  Accumulation units outstanding
  at the end of period                      529             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $26.16          $27.05           N/A             N/A            N/A
    End of period                          $14.64          $26.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,688            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(315)

  Accumulation unit value:
    Beginning of period                    $25.38          $23.78          $23.36         $22.94          $21.11
    End of period                          $14.60          $25.38          $23.78         $23.36          $22.94
  Accumulation units outstanding
  at the end of period                       -              308             332             221            226

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(315)

  Accumulation unit value:
    Beginning of period                    $16.93           N/A
    End of period                          $21.11           N/A
  Accumulation units outstanding
  at the end of period                      236             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.54          $11.33           N/A             N/A            N/A
    End of period                          $6.43           $13.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      392            4,544            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(423)

  Accumulation unit value:
    Beginning of period                    $16.54          $16.90          $15.46         $15.37          $14.86
    End of period                          $9.81           $16.54          $16.90         $15.46          $15.37
  Accumulation units outstanding
  at the end of period                       -             3,311           3,161           1,896          2,696

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(423)

  Accumulation unit value:
    Beginning of period                    $13.74           N/A
    End of period                          $14.86           N/A
  Accumulation units outstanding
  at the end of period                      729             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(423)

  Accumulation unit value:
    Beginning of period                    $22.25          $20.40          $17.46         $17.51          $15.15
    End of period                          $13.36          $22.25          $20.40         $17.46          $17.51
  Accumulation units outstanding
  at the end of period                      301            2,563           2,794           1,815          1,664

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(423)

  Accumulation unit value:
    Beginning of period                    $14.24           N/A
    End of period                          $15.15           N/A
  Accumulation units outstanding
  at the end of period                      689             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.15           N/A             N/A            N/A
    End of period                          $6.11           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,493            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(963)

  Accumulation unit value:
    Beginning of period                    $11.33          $12.41          $10.83         $10.91           N/A
    End of period                          $7.37           $11.33          $12.41         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -              154             275            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(963)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(526)

  Accumulation unit value:
    Beginning of period                    $17.32          $16.64          $16.34         $16.36          $15.85
    End of period                          $15.98          $17.32          $16.64         $16.34          $16.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -             741

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(526)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(894)

  Accumulation unit value:
    Beginning of period                    $12.59          $12.59          $11.18         $10.90           N/A
    End of period                          $7.83           $12.59          $12.59         $11.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,239           2,228           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(894)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1114)

  Accumulation unit value:
    Beginning of period                    $10.32          $10.12          $9.98            N/A            N/A
    End of period                          $9.44           $10.32          $10.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,027            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1114)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(310)

  Accumulation unit value:
    Beginning of period                    $15.41          $14.14          $11.01          $9.55          $8.01
    End of period                          $8.32           $15.41          $14.14         $11.01          $9.55
  Accumulation units outstanding
  at the end of period                       10             185            3,462           3,630          6,316

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(310)

  Accumulation unit value:
    Beginning of period                    $5.67            N/A
    End of period                          $8.01            N/A
  Accumulation units outstanding
  at the end of period                      108             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $21.83          $22.14           N/A             N/A            N/A
    End of period                          $11.80          $21.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,808            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.84          $13.27           N/A             N/A            N/A
    End of period                          $6.73           $13.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      729            3,761            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(310)

  Accumulation unit value:
    Beginning of period                    $17.59          $18.56          $16.65         $15.73          $12.96
    End of period                          $10.44          $17.59          $18.56         $16.65          $15.73
  Accumulation units outstanding
  at the end of period                      331             804             899             878           2,551

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(310)

  Accumulation unit value:
    Beginning of period                    $10.06           N/A
    End of period                          $12.96           N/A
  Accumulation units outstanding
  at the end of period                     2,568            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(310)

  Accumulation unit value:
    Beginning of period                    $14.00          $15.45          $13.59         $13.35          $11.89
    End of period                          $8.37           $14.00          $15.45         $13.59          $13.35
  Accumulation units outstanding
  at the end of period                      691             814             803             790           6,503

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(310)

  Accumulation unit value:
    Beginning of period                    $8.59            N/A
    End of period                          $11.89           N/A
  Accumulation units outstanding
  at the end of period                     1,538            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(287)

  Accumulation unit value:
    Beginning of period                    $10.88          $11.51          $10.54         $11.16          $9.41
    End of period                          $6.85           $10.88          $11.51         $10.54          $11.16
  Accumulation units outstanding
  at the end of period                     8,635           18,596          20,049         20,786          10,433

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(287)

  Accumulation unit value:
    Beginning of period                    6.48.            N/A
    End of period                          $9.41            N/A
  Accumulation units outstanding
  at the end of period                     2,471            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(557)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.67          $10.58         $10.68          $10.55
    End of period                          $11.15          $11.05          $10.67         $10.58          $10.68
  Accumulation units outstanding
  at the end of period                       -               -               -               -             225

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(557)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.60           $5.51           $4.76            N/A            N/A
    End of period                          $3.29           $5.60           $5.51            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,387            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $9.10            N/A             N/A             N/A            N/A
    End of period                          $6.36            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,344            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(287)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.35          $8.21           $8.94          $8.94
    End of period                          $5.34           $10.17          $10.35          $8.21          $8.94
  Accumulation units outstanding
  at the end of period                     15,706          21,635          24,170         27,522          14,307

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(287)

  Accumulation unit value:
    Beginning of period                    $6.31            N/A
    End of period                          $8.94            N/A
  Accumulation units outstanding
  at the end of period                     1,366            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1114)

  Accumulation unit value:
    Beginning of period                    $10.23          $11.68          $10.49           N/A            N/A
    End of period                          $5.04           $10.23          $11.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,880           7,215            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1114)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(423)

  Accumulation unit value:
    Beginning of period                    $8.98           $8.90           $7.83           $7.72          $7.13
    End of period                          $5.43           $8.98           $8.90           $7.83          $7.72
  Accumulation units outstanding
  at the end of period                     2,311           8,471           10,601          6,030          6,453

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(423)

  Accumulation unit value:
    Beginning of period                    $6.49            N/A
    End of period                          $7.13            N/A
  Accumulation units outstanding
  at the end of period                     2,163            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(597)

  Accumulation unit value:
    Beginning of period                    $10.82          $13.46          $11.66         $11.29          $10.36
    End of period                          $5.20           $10.82          $13.46         $11.66          $11.29
  Accumulation units outstanding
  at the end of period                     1,582           1,582           2,430           1,582          1,582

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(287)

  Accumulation unit value:
    Beginning of period                    $17.34          $16.04          $11.77         $10.97          $8.80
    End of period                          $8.69           $17.34          $16.04         $11.77          $10.97
  Accumulation units outstanding
  at the end of period                     14,470          26,407          33,998         35,071          10,528

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(287)

  Accumulation unit value:
    Beginning of period                    $5.87            N/A
    End of period                          $8.80            N/A
  Accumulation units outstanding
  at the end of period                     1,475            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(597)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.87          $10.51         $10.04          $10.19
    End of period                          $8.50           $11.37          $10.87         $10.51          $10.04
  Accumulation units outstanding
  at the end of period                     1,674           1,674           4,768           4,394          1,674

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(487)

  Accumulation unit value:
    Beginning of period                    $18.91          $17.61          $14.41         $13.07          $11.33
    End of period                          $10.50          $18.91          $17.61         $14.41          $13.07
  Accumulation units outstanding
  at the end of period                      726             726             932             932           2,205

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(487)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                    $13.36          $13.54          $11.71         $10.87          $10.53
    End of period                          $7.47           $13.36          $13.54         $11.71          $10.87
  Accumulation units outstanding
  at the end of period                     1,140           3,541           15,805         18,295          10,020

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(950)

  Accumulation unit value:
    Beginning of period                    $12.28          $10.60          $10.40         $10.56           N/A
    End of period                          $6.99           $12.28          $10.60         $10.40           N/A
  Accumulation units outstanding
  at the end of period                     7,405           10,686          9,255           7,108           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(950)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $33.36          $25.35          $21.57         $16.20          $14.11
    End of period                          $20.17          $33.36          $25.35         $21.57          $16.20
  Accumulation units outstanding
  at the end of period                      159            3,971           3,094           6,236          7,011

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(287)

  Accumulation unit value:
    Beginning of period                    $12.90          $12.62          $12.39          $9.28          $8.11
    End of period                          $6.32           $12.90          $12.62         $12.39          $9.28
  Accumulation units outstanding
  at the end of period                     8,422           13,424          17,193         19,293          13,882

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(287)

  Accumulation unit value:
    Beginning of period                    $6.46            N/A
    End of period                          $8.11            N/A
  Accumulation units outstanding
  at the end of period                     1,363            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(362)

  Accumulation unit value:
    Beginning of period                    $15.03          $14.37          $13.47         $12.36          $10.97
    End of period                          $9.12           $15.03          $14.37         $13.47          $12.36
  Accumulation units outstanding
  at the end of period                     1,096           1,953           2,798            794           2,338

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(362)

  Accumulation unit value:
    Beginning of period                    $9.40            N/A
    End of period                          $10.97           N/A
  Accumulation units outstanding
  at the end of period                      937             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(362)

  Accumulation unit value:
    Beginning of period                    $11.72          $11.49          $10.26         $10.10          $9.43
    End of period                          $7.11           $11.72          $11.49         $10.26          $10.10
  Accumulation units outstanding
  at the end of period                       -              345             736             890           2,795

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(362)

  Accumulation unit value:
    Beginning of period                    $8.42            N/A
    End of period                          $9.43            N/A
  Accumulation units outstanding
  at the end of period                     1,026            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(287)

  Accumulation unit value:
    Beginning of period                    $16.87          $19.37          $18.19         $17.16          $15.66
    End of period                          $9.84           $16.87          $19.37         $18.19          $17.16
  Accumulation units outstanding
  at the end of period                     7,012           11,958          13,855         14,233          6,347

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(287)

  Accumulation unit value:
    Beginning of period                    $10.32           N/A
    End of period                          $15.66           N/A
  Accumulation units outstanding
  at the end of period                     2,923            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(362)

  Accumulation unit value:
    Beginning of period                    $13.99          $14.69          $12.85         $12.67          $11.09
    End of period                          $8.85           $13.99          $14.69         $12.85          $12.67
  Accumulation units outstanding
  at the end of period                     1,031           1,507            668             813           2,336

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(362)

  Accumulation unit value:
    Beginning of period                    $9.21            N/A
    End of period                          $11.09           N/A
  Accumulation units outstanding
  at the end of period                     3,961            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(718)

  Accumulation unit value:
    Beginning of period                    $6.30           $5.65           $5.31           $5.33          $5.37
    End of period                          $3.47           $6.30           $5.65           $5.31          $5.33
  Accumulation units outstanding
  at the end of period                       -               -             1,244           4,285          1,322

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(747)

  Accumulation unit value:
    Beginning of period                    $17.16          $14.77          $15.39         $11.34           N/A
    End of period                          $8.78           $17.16          $14.77         $15.39           N/A
  Accumulation units outstanding
  at the end of period                     14,922          22,935          23,809         23,449           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(845)

  Accumulation unit value:
    Beginning of period                    $13.87          $12.87          $11.80         $10.97           N/A
    End of period                          $7.72           $13.87          $12.87         $11.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(845)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $14.06          $13.59          $11.94         $10.79          $9.40
    End of period                          $8.09           $14.06          $13.59         $11.94          $10.79
  Accumulation units outstanding
  at the end of period                       -             2,133           2,361           1,742          1,472

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $6.56            N/A
    End of period                          $9.40            N/A
  Accumulation units outstanding
  at the end of period                      682             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.16           N/A             N/A             N/A            N/A
    End of period                          $10.12           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      332             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(310)

  Accumulation unit value:
    Beginning of period                    $13.45          $12.77          $12.68         $12.74          $12.54
    End of period                          $13.13          $13.45          $12.77         $12.68          $12.74
  Accumulation units outstanding
  at the end of period                     1,909           2,779           4,013           3,404          3,332

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(310)

  Accumulation unit value:
    Beginning of period                    $12.46           N/A
    End of period                          $12.54           N/A
  Accumulation units outstanding
  at the end of period                     1,910            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(894)

  Accumulation unit value:
    Beginning of period                    $18.74          $20.77          $18.77         $18.08           N/A
    End of period                          $10.85          $18.74          $20.77         $18.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,535           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(894)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.21          $12.70          $11.81         $11.93          $11.64
    End of period                          $8.23           $12.21          $12.70         $11.81          $11.93
  Accumulation units outstanding
  at the end of period                     1,434           1,434           1,434           1,434          2,121

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.60          $13.74          $12.22         $11.58          $10.68
    End of period                          $8.64           $14.60          $13.74         $12.22          $11.58
  Accumulation units outstanding
  at the end of period                     2,146           3,336           7,553           8,187          10,203

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.08           N/A             N/A             N/A            N/A
    End of period                          $9.45            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,758           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $14.48          $13.69          $12.33         $11.79          $10.88
    End of period                          $9.11           $14.48          $13.69         $12.33          $11.79
  Accumulation units outstanding
  at the end of period                     4,794           9,402           9,395           8,624          8,629

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A
    End of period                          $10.88           N/A
  Accumulation units outstanding
  at the end of period                     1,294            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(932)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.49          $10.70         $10.33           N/A
    End of period                          $9.23           $12.04          $11.49         $10.70           N/A
  Accumulation units outstanding
  at the end of period                     1,680           1,683           1,686           1,689           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(932)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $13.75          $13.01          $11.92         $11.51          $10.80
    End of period                          $9.70           $13.75          $13.01         $11.92          $11.51
  Accumulation units outstanding
  at the end of period                     1,499           17,043          21,485         23,354          21,428

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $10.38           N/A
    End of period                          $10.80           N/A
  Accumulation units outstanding
  at the end of period                     1,297            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(526)

  Accumulation unit value:
    Beginning of period                    $23.97          $22.92          $20.73         $20.23          $19.33
    End of period                          $18.48          $23.97          $22.92         $20.73          $20.23
  Accumulation units outstanding
  at the end of period                     1,726           2,875           1,726           1,726          2,470

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(526)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(472)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.92          $10.74         $10.75          $10.96
    End of period                          $11.07          $11.13          $10.92         $10.74          $10.75
  Accumulation units outstanding
  at the end of period                     11,354            -             1,485           1,388          1,383

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(472)

  Accumulation unit value:
    Beginning of period                    $10.98           N/A
    End of period                          $10.96           N/A
  Accumulation units outstanding
  at the end of period                     1,208            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(362)

  Accumulation unit value:
    Beginning of period                    $20.72          $19.75          $16.79         $15.95          $14.29
    End of period                          $13.44          $20.72          $19.75         $16.79          $15.95
  Accumulation units outstanding
  at the end of period                       -              235             333             437            507

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(362)

  Accumulation unit value:
    Beginning of period                    $12.28           N/A
    End of period                          $14.29           N/A
  Accumulation units outstanding
  at the end of period                      701             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(458)

  Accumulation unit value:
    Beginning of period                    $27.71          $25.87          $23.38         $22.65          $21.19
    End of period                          $15.41          $27.71          $25.87         $23.38          $22.65
  Accumulation units outstanding
  at the end of period                       -             1,529           1,530           1,351           542

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(458)

  Accumulation unit value:
    Beginning of period                    $19.73           N/A
    End of period                          $21.19           N/A
  Accumulation units outstanding
  at the end of period                     1,590            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(315)

  Accumulation unit value:
    Beginning of period                    $38.68          $33.92          $32.65         $29.41          $25.61
    End of period                          $22.34          $38.68          $33.92         $32.65          $29.41
  Accumulation units outstanding
  at the end of period                      232             344             421             406           1,415

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(315)

  Accumulation unit value:
    Beginning of period                    $19.64           N/A
    End of period                          $25.61           N/A
  Accumulation units outstanding
  at the end of period                     2,622            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(526)

  Accumulation unit value:
    Beginning of period                    $14.69          $14.97          $12.82         $12.41          $11.57
    End of period                          $8.51           $14.69          $14.97         $12.82          $12.41
  Accumulation units outstanding
  at the end of period                     2,680           2,459           3,136           2,628          7,129

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(526)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.75%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.60          $15.24          $11.49         $10.73           N/A
    End of period                          $7.88           $12.60          $15.24         $11.49           N/A
  Accumulation units outstanding
  at the end of period                      331             690            2,151           2,234           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(634)

  Accumulation unit value:
    Beginning of period                    $16.24          $15.21          $12.75         $11.84          $9.97
    End of period                          $9.33           $16.24          $15.21         $12.75          $11.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -             474

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $13.21          $11.73          $11.18         $10.72          $9.99
    End of period                          $8.01           $13.21          $11.73         $11.18          $10.72
  Accumulation units outstanding
  at the end of period                       -               -               -               -             250

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(839)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.43          $12.06         $11.37           N/A
    End of period                          $8.53           $14.55          $13.43         $12.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(354)

  Accumulation unit value:
    Beginning of period                    $11.60          $11.04          $10.25          $9.57          $8.99
    End of period                          $8.09           $11.60          $11.04         $10.25          $9.57
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(354)

  Accumulation unit value:
    Beginning of period                    $8.56            N/A
    End of period                          $8.99            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                    $26.14          $22.27          $20.21         $20.38          $17.57
    End of period                          $14.63          $26.14          $22.27         $20.21          $20.38
  Accumulation units outstanding
  at the end of period                       -             1,675             -               -              80

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(353)

  Accumulation unit value:
    Beginning of period                    $25.37          $23.76          $23.35         $22.93          $21.11
    End of period                          $14.59          $25.37          $23.76         $23.35          $22.93
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(353)

  Accumulation unit value:
    Beginning of period                    $18.92           N/A
    End of period                          $21.11           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.54          $11.31           N/A             N/A            N/A
    End of period                          $6.43           $13.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,615            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.57          $10.21           N/A             N/A            N/A
    End of period                          $6.41           $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,589            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(839)

  Accumulation unit value:
    Beginning of period                    $16.53          $16.89          $15.46         $15.10           N/A
    End of period                          $9.80           $16.53          $16.89         $15.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(472)

  Accumulation unit value:
    Beginning of period                    $22.24          $20.39          $17.46         $17.50          $15.14
    End of period                          $13.35          $22.24          $20.39         $17.46          $17.50
  Accumulation units outstanding
  at the end of period                      396              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(472)

  Accumulation unit value:
    Beginning of period                    $14.38           N/A
    End of period                          $15.14           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.17           N/A             N/A            N/A
    End of period                          $6.11           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,457           4,021            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.80           $9.93            N/A             N/A            N/A
    End of period                          $5.66           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,088            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.78          $9.95            N/A            N/A
    End of period                          $7.30           $10.68          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,322             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.76           $9.94            N/A             N/A            N/A
    End of period                          $5.90           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,795            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                    $11.33          $12.40          $10.83         $10.63           N/A
    End of period                          $7.37           $11.33          $12.40         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(354)

  Accumulation unit value:
    Beginning of period                    $17.31          $16.63          $16.33         $16.35          $15.72
    End of period                          $15.97          $17.31          $16.63         $16.33          $16.35
  Accumulation units outstanding
  at the end of period                      584             592            1,336            715             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(354)

  Accumulation unit value:
    Beginning of period                    $15.57           N/A
    End of period                          $15.72           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                    $12.59          $12.59          $11.18         $10.81           N/A
    End of period                          $7.83           $12.59          $12.59         $11.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,872             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(628)

  Accumulation unit value:
    Beginning of period                    $15.40          $14.14          $11.01          $9.54          $7.93
    End of period                          $8.31           $15.40          $14.14         $11.01          $9.54
  Accumulation units outstanding
  at the end of period                       -              736            3,223           5,190           862

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(354)

  Accumulation unit value:
    Beginning of period                    $21.80          $20.76          $19.04         $18.43          $16.07
    End of period                          $11.78          $21.80          $20.76         $19.04          $18.43
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(354)

  Accumulation unit value:
    Beginning of period                    $13.94           N/A
    End of period                          $16.07           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $14.17          $13.69          $13.63         $13.69          $13.55
    End of period                          $14.68          $14.17          $13.69         $13.63          $13.69
  Accumulation units outstanding
  at the end of period                      228            2,971            335             382            369

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $13.76          $12.87
    End of period                          $13.55          $13.76
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.84          $11.46           N/A             N/A            N/A
    End of period                          $6.72           $13.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      731            4,159            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(354)

  Accumulation unit value:
    Beginning of period                    $17.58          $18.55          $16.64         $15.72          $12.96
    End of period                          $10.44          $17.58          $18.55         $16.64          $15.72
  Accumulation units outstanding
  at the end of period                      904              -               -             1,747          1,408

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(354)

  Accumulation unit value:
    Beginning of period                    $11.15           N/A
    End of period                          $12.96           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(354)

  Accumulation unit value:
    Beginning of period                    $14.00          $15.44          $13.59         $13.34          $11.89
    End of period                          $8.36           $14.00          $15.44         $13.59          $13.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -             713

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(354)

  Accumulation unit value:
    Beginning of period                    $9.66            N/A
    End of period                          $11.89           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(405)

  Accumulation unit value:
    Beginning of period                    $10.87          $11.50          $10.53         $11.15          $9.40
    End of period                          $6.85           $10.87          $11.50         $10.53          $11.15
  Accumulation units outstanding
  at the end of period                     2,026           3,009           3,659           4,215          3,516

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(405)

  Accumulation unit value:
    Beginning of period                    $8.25            N/A
    End of period                          $9.40            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.67          $10.59         $10.68          $10.60
    End of period                          $11.15          $11.05          $10.67         $10.59          $10.68
  Accumulation units outstanding
  at the end of period                      583             614             595             584             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                    $10.83           N/A
    End of period                          $10.60           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.59           $5.51           $4.75            N/A            N/A
    End of period                          $3.28           $5.59           $5.51            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              431            5,735            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(405)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.35          $8.21           $8.94          $8.94
    End of period                          $5.34           $10.17          $10.35          $8.21          $8.94
  Accumulation units outstanding
  at the end of period                      194             480            4,604           5,220           304

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(405)

  Accumulation unit value:
    Beginning of period                    $8.17            N/A
    End of period                          $8.94            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $10.23          $11.68          $11.42           N/A            N/A
    End of period                          $5.04           $10.23          $11.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,734            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $10.82          $13.46          $11.66         $11.29          $10.04
    End of period                          $5.19           $10.82          $13.46         $11.66          $11.29
  Accumulation units outstanding
  at the end of period                       -               -             2,807           2,440            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(574)

  Accumulation unit value:
    Beginning of period                    $17.33          $16.03          $11.76         $10.97          $8.88
    End of period                          $8.68           $17.33          $16.03         $11.76          $10.97
  Accumulation units outstanding
  at the end of period                     3,414           3,140           8,509           7,642          4,062

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.86          $10.51         $10.03          $9.61
    End of period                          $8.49           $11.37          $10.86         $10.51          $10.03
  Accumulation units outstanding
  at the end of period                       -             1,029             73             109            260

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(558)

  Accumulation unit value:
    Beginning of period                    $18.90          $17.60          $14.40         $13.06          $11.48
    End of period                          $10.49          $18.90          $17.60         $14.40          $13.06
  Accumulation units outstanding
  at the end of period                       -               -               -             2,096           113

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(784)

  Accumulation unit value:
    Beginning of period                    $13.35          $13.53          $11.71         $11.05           N/A
    End of period                          $7.47           $13.35          $13.53         $11.71           N/A
  Accumulation units outstanding
  at the end of period                     31,709          34,734          42,890         24,639           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(784)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(885)

  Accumulation unit value:
    Beginning of period                    $12.28          $10.60          $10.40         $10.27           N/A
    End of period                          $6.99           $12.28          $10.60         $10.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(885)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(628)

  Accumulation unit value:
    Beginning of period                    $33.34          $25.34          $21.56         $16.20          $14.37
    End of period                          $20.16          $33.34          $25.34         $21.56          $16.20
  Accumulation units outstanding
  at the end of period                       -             1,911           1,451           3,808           398

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(405)

  Accumulation unit value:
    Beginning of period                    $12.89          $12.62          $12.39          $9.28          $8.10
    End of period                          $6.32           $12.89          $12.62         $12.39          $9.28
  Accumulation units outstanding
  at the end of period                     2,521           3,569           5,333           9,043          5,068

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(405)

  Accumulation unit value:
    Beginning of period                    $7.55            N/A
    End of period                          $8.10            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                    $10.58          $10.11          $10.17           N/A            N/A
    End of period                          $6.93           $10.58          $10.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(558)

  Accumulation unit value:
    Beginning of period                    $15.02          $14.37          $13.47         $12.36          $11.30
    End of period                          $9.12           $15.02          $14.37         $13.47          $12.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -             461

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                    $11.72          $11.48          $10.26         $10.10          $9.52
    End of period                          $7.11           $11.72          $11.48         $10.26          $10.10
  Accumulation units outstanding
  at the end of period                     5,141           5,133           5,873           6,149          4,313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(353)

  Accumulation unit value:
    Beginning of period                    $16.87          $19.36          $18.18         $17.15          $15.66
    End of period                          $9.84           $16.87          $19.36         $18.18          $17.15
  Accumulation units outstanding
  at the end of period                     1,449           2,111           2,570           2,969          2,525

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(353)

  Accumulation unit value:
    Beginning of period                    $12.72           N/A
    End of period                          $15.66           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(354)

  Accumulation unit value:
    Beginning of period                    $13.98          $14.68          $12.84         $12.66          $11.09
    End of period                          $8.85           $13.98          $14.68         $12.84          $12.66
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(354)

  Accumulation unit value:
    Beginning of period                    $8.85            N/A
    End of period                          $11.09           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(628)

  Accumulation unit value:
    Beginning of period                    $6.30           $5.65           $5.31           $5.33          $4.74
    End of period                          $3.47           $6.30           $5.65           $5.31          $5.33
  Accumulation units outstanding
  at the end of period                       -               -               23            2,412           127

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(789)

  Accumulation unit value:
    Beginning of period                    $17.16          $14.76          $15.39         $12.32           N/A
    End of period                          $8.77           $17.16          $14.76         $15.39           N/A
  Accumulation units outstanding
  at the end of period                      292             989            1,002           1,696           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(813)

  Accumulation unit value:
    Beginning of period                    $13.87          $12.87          $11.80         $10.59           N/A
    End of period                          $7.72           $13.87          $12.87         $11.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(813)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(354)

  Accumulation unit value:
    Beginning of period                    $14.05          $13.58          $11.93         $10.78          $9.40
    End of period                          $8.08           $14.05          $13.58         $11.93          $10.78
  Accumulation units outstanding
  at the end of period                     2,541           2,020           4,070           4,121          1,868

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(354)

  Accumulation unit value:
    Beginning of period                    $7.58            N/A
    End of period                          $9.40            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.80          $10.19           N/A             N/A            N/A
    End of period                          $10.12          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,158            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $13.43          $12.76          $12.67         $12.73          $12.54
    End of period                          $13.12          $13.43          $12.76         $12.67          $12.73
  Accumulation units outstanding
  at the end of period                     1,202           7,140           1,459           1,548           793

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $12.30          $11.83
    End of period                          $12.54          $12.30
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.21          $12.69          $11.80         $11.93          $11.63
    End of period                          $8.22           $12.21          $12.69         $11.80          $11.93
  Accumulation units outstanding
  at the end of period                      278             344             382             445            437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                    $10.75           N/A             N/A             N/A            N/A
    End of period                          $6.19            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,311            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(354)

  Accumulation unit value:
    Beginning of period                    $17.93          $19.54          $17.77         $17.41          $16.30
    End of period                          $9.21           $17.93          $19.54         $17.77          $17.41
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(354)

  Accumulation unit value:
    Beginning of period                    $14.79           N/A
    End of period                          $16.30           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(472)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.73          $12.21         $11.57          $10.57
    End of period                          $8.63           $14.58          $13.73         $12.21          $11.57
  Accumulation units outstanding
  at the end of period                       -               -               -               -            3,050

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(472)

  Accumulation unit value:
    Beginning of period                    $10.14           N/A
    End of period                          $10.57           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $11.26          $10.89          $10.38         $10.17           N/A
    End of period                          $9.45           $11.26          $10.89         $10.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             2,714           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.69          $12.32         $11.79          $10.67
    End of period                          $9.10           $14.47          $13.69         $12.32          $11.79
  Accumulation units outstanding
  at the end of period                     8,393           9,304           12,661         13,637          7,281

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.49          $10.70         $10.33           N/A
    End of period                          $9.22           $12.04          $11.49         $10.70           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              752            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(383)

  Accumulation unit value:
    Beginning of period                    $13.75          $13.01          $11.92         $11.51          $10.80
    End of period                          $9.70           $13.75          $13.01         $11.92          $11.51
  Accumulation units outstanding
  at the end of period                     1,693           27,372          27,372         27,846          3,581

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(383)

  Accumulation unit value:
    Beginning of period                    $9.85            N/A
    End of period                          $10.80           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(108)

  Accumulation unit value:
    Beginning of period                    $23.95          $22.91          $20.71         $20.22          $18.74
    End of period                          $18.47          $23.95          $22.91         $20.71          $20.22
  Accumulation units outstanding
  at the end of period                       -               71             112             167           1,443

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(108)

  Accumulation unit value:
    Beginning of period                    $15.85          $17.18
    End of period                          $18.74          $15.85
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(784)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.92          $10.73         $10.72           N/A
    End of period                          $11.06          $11.12          $10.92         $10.73           N/A
  Accumulation units outstanding
  at the end of period                     7,708           2,008           1,970           1,478           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(784)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(628)

  Accumulation unit value:
    Beginning of period                    $20.72          $19.75          $16.79         $15.95          $14.37
    End of period                          $13.43          $20.72          $19.75         $16.79          $15.95
  Accumulation units outstanding
  at the end of period                      936              -               -               -            1,163

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(354)

  Accumulation unit value:
    Beginning of period                    $27.67          $25.83          $23.35         $22.62          $21.19
    End of period                          $15.38          $27.67          $25.83         $23.35          $22.62
  Accumulation units outstanding
  at the end of period                      361             417            1,437            605             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(354)

  Accumulation unit value:
    Beginning of period                    $18.83           N/A
    End of period                          $21.19           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(353)

  Accumulation unit value:
    Beginning of period                    $38.66          $33.90          $32.63         $29.39          $25.60
    End of period                          $22.32          $38.66          $33.90         $32.63          $29.39
  Accumulation units outstanding
  at the end of period                      568             240            1,059            396            741

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(353)

  Accumulation unit value:
    Beginning of period                    $22.38           N/A
    End of period                          $25.60           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(354)

  Accumulation unit value:
    Beginning of period                    $14.69          $14.97          $12.82         $12.41          $11.07
    End of period                          $8.51           $14.69          $14.97         $12.82          $12.41
  Accumulation units outstanding
  at the end of period                     1,275            716            2,499            906           1,514

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(354)

  Accumulation unit value:
    Beginning of period                    $9.48            N/A
    End of period                          $11.07           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.755%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(847)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.67          $10.58         $10.72           N/A
    End of period                          $11.14          $11.04          $10.67         $10.58           N/A
  Accumulation units outstanding
  at the end of period                      225             563             858             989            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(847)

  Accumulation unit value:
    Beginning of period                    $18.89          $17.59          $14.40         $12.65           N/A
    End of period                          $10.49          $18.89          $17.59         $14.40           N/A
  Accumulation units outstanding
  at the end of period                      135             322             548             759            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $33.32          $31.21           N/A             N/A            N/A
    End of period                          $20.14          $33.32           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      342             333             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(847)

  Accumulation unit value:
    Beginning of period                    $15.02          $14.37          $13.46         $12.53           N/A
    End of period                          $9.12           $15.02          $14.37         $13.46           N/A
  Accumulation units outstanding
  at the end of period                      163             415             645             788            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(847)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.48          $10.25          $9.92           N/A
    End of period                          $7.11           $11.71          $11.48         $10.25           N/A
  Accumulation units outstanding
  at the end of period                      222             531             817            1,021           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(847)

  Accumulation unit value:
    Beginning of period                    $13.98          $14.68          $12.84         $12.06           N/A
    End of period                          $8.85           $13.98          $14.68         $12.84           N/A
  Accumulation units outstanding
  at the end of period                      187             450             636             814            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.76%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(841)

  Accumulation unit value:
    Beginning of period                    $12.60          $15.24          $11.49         $10.44           N/A
    End of period                          $7.88           $12.60          $15.24         $11.49           N/A
  Accumulation units outstanding
  at the end of period                     8,490           8,272           39,325         13,349           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(841)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(549)

  Accumulation unit value:
    Beginning of period                    $16.21          $15.19          $12.73         $11.83          $10.83
    End of period                          $9.32           $16.21          $15.19         $12.73          $11.83
  Accumulation units outstanding
  at the end of period                     3,260           2,670           7,485           6,695           270

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(549)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(705)

  Accumulation unit value:
    Beginning of period                    $13.20          $11.73          $11.17         $10.71          $10.47
    End of period                          $8.01           $13.20          $11.73         $11.17          $10.71
  Accumulation units outstanding
  at the end of period                     15,888          16,362          18,827         13,793          1,324

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(705)

  Accumulation unit value:
    Beginning of period                    $14.54          $13.42          $12.05         $11.42          $11.11
    End of period                          $8.52           $14.54          $13.42         $12.05          $11.42
  Accumulation units outstanding
  at the end of period                     5,903           6,578           7,616           7,430           161

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(710)

  Accumulation unit value:
    Beginning of period                    $11.60          $11.04          $10.25          $9.57          $9.33
    End of period                          $8.09           $11.60          $11.04         $10.25          $9.57
  Accumulation units outstanding
  at the end of period                     26,213          24,320          21,020         17,959          1,370

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(705)

  Accumulation unit value:
    Beginning of period                    $26.17          $22.30          $20.23         $20.37          $19.88
    End of period                          $14.64          $26.17          $22.30         $20.23          $20.37
  Accumulation units outstanding
  at the end of period                     4,532           1,053            200             203             10

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.08           N/A             N/A            N/A
    End of period                          $4.42           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,908            539             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(705)

  Accumulation unit value:
    Beginning of period                    $25.35          $23.75          $23.34         $22.91          $22.22
    End of period                          $14.58          $25.35          $23.75         $23.34          $22.91
  Accumulation units outstanding
  at the end of period                     2,082           4,425           5,920           1,078            7

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.54          $10.20           N/A             N/A            N/A
    End of period                          $6.42           $13.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,008          14,802           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.57          $10.38           N/A             N/A            N/A
    End of period                          $6.41           $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      592             651             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(713)

  Accumulation unit value:
    Beginning of period                    $16.51          $16.88          $15.44         $15.35          $14.90
    End of period                          $9.79           $16.51          $16.88         $15.44          $15.35
  Accumulation units outstanding
  at the end of period                      146             147             216             175            391

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(705)

  Accumulation unit value:
    Beginning of period                    $22.21          $20.37          $17.44         $17.48          $16.57
    End of period                          $13.34          $22.21          $20.37         $17.44          $17.48
  Accumulation units outstanding
  at the end of period                     4,465            883            6,234           3,911           708

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.00           N/A             N/A            N/A
    End of period                          $6.11           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,584          52,097           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.80           $9.62            N/A             N/A            N/A
    End of period                          $5.66           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,534           1,595            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1138)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.78          $10.19           N/A            N/A
    End of period                          $7.30           $10.68          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,223          29,117          7,136            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1138)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.76           $9.72            N/A             N/A            N/A
    End of period                          $5.90           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,309           4,435            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                    $11.32          $12.40          $10.83         $10.46           N/A
    End of period                          $7.37           $11.32          $12.40         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     8,726           7,020           16,828          8,735           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.29          $16.61          $16.31         $16.34          $15.45
    End of period                          $15.95          $17.29          $16.61         $16.31          $16.34
  Accumulation units outstanding
  at the end of period                     31,190          34,178          38,339         24,420           285

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                    $12.59          $12.59          $11.18         $10.58           N/A
    End of period                          $7.83           $12.59          $12.59         $11.18           N/A
  Accumulation units outstanding
  at the end of period                     12,660          9,865           9,956           7,231           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                    $10.32          $10.12          $10.09           N/A            N/A
    End of period                          $9.44           $10.32          $10.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,201            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(549)

  Accumulation unit value:
    Beginning of period                    $15.38          $14.12          $11.00          $9.54          $8.59
    End of period                          $8.31           $15.38          $14.12         $11.00          $9.54
  Accumulation units outstanding
  at the end of period                     27,907          44,429          35,094         22,490           646

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(549)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(702)

  Accumulation unit value:
    Beginning of period                    $21.79          $20.75          $19.03         $18.43          $17.20
    End of period                          $11.77          $21.79          $20.75         $19.03          $18.43
  Accumulation units outstanding
  at the end of period                     4,691           4,375           1,921           1,750           121

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.15          $13.67          $13.61         $13.67          $13.27
    End of period                          $14.66          $14.15          $13.67         $13.61          $13.67
  Accumulation units outstanding
  at the end of period                     9,956           3,151           4,178           3,372           600

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $13.83          $10.79          $10.12           N/A            N/A
    End of period                          $6.72           $13.83          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,421           13,620           958             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(702)

  Accumulation unit value:
    Beginning of period                    $17.56          $18.54          $16.63         $15.71          $14.77
    End of period                          $10.43          $17.56          $18.54         $16.63          $15.71
  Accumulation units outstanding
  at the end of period                     6,282           7,530           15,730         14,234          3,492

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(702)

  Accumulation unit value:
    Beginning of period                    $13.98          $15.43          $13.58         $13.33          $12.60
    End of period                          $8.35           $13.98          $15.43         $13.58          $13.33
  Accumulation units outstanding
  at the end of period                     3,434           5,118           6,403           8,753           316

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.86          $11.49          $10.53         $11.15          $9.71
    End of period                          $6.84           $10.86          $11.49         $10.53          $11.15
  Accumulation units outstanding
  at the end of period                     45,997         100,196         113,086         113,653         22,953

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(724)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.66          $10.58         $10.67          $10.70
    End of period                          $11.14          $11.04          $10.66         $10.58          $10.67
  Accumulation units outstanding
  at the end of period                     30,339          30,252          35,762         30,440          1,774

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(753)

  Accumulation unit value:
    Beginning of period                    $5.59           $5.51           $4.16           $4.04           N/A
    End of period                          $3.28           $5.59           $5.51           $4.16           N/A
  Accumulation units outstanding
  at the end of period                     10,689          19,344          9,242           2,611           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(753)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(710)

  Accumulation unit value:
    Beginning of period                    $9.51           $10.61          $9.62          $10.13          $9.74
    End of period                          $6.36           $9.51           $10.61          $9.62          $10.13
  Accumulation units outstanding
  at the end of period                      223             233            1,702           1,713          1,151

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(546)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.34          $8.20           $8.94          $8.73
    End of period                          $5.33           $10.16          $10.34          $8.20          $8.94
  Accumulation units outstanding
  at the end of period                     50,246          92,616         112,205         98,366          20,895

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                    $10.22          $11.68          $9.90            N/A            N/A
    End of period                          $5.04           $10.22          $11.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,581          24,170          23,466           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(818)

  Accumulation unit value:
    Beginning of period                    $8.97           $8.89           $7.82           $7.26           N/A
    End of period                          $5.43           $8.97           $8.89           $7.82           N/A
  Accumulation units outstanding
  at the end of period                      646             905            5,689           5,835           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(734)

  Accumulation unit value:
    Beginning of period                    $10.81          $13.44          $11.64         $11.28          $11.27
    End of period                          $5.19           $10.81          $13.44         $11.64          $11.28
  Accumulation units outstanding
  at the end of period                     7,964           4,852           3,712           8,538           913

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(734)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(479)

  Accumulation unit value:
    Beginning of period                    $17.32          $16.02          $11.75         $10.97          $8.80
    End of period                          $8.67           $17.32          $16.02         $11.75          $10.97
  Accumulation units outstanding
  at the end of period                     53,371          89,223         118,297         111,689         29,664

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(479)

  Accumulation unit value:
    Beginning of period                    $8.57            N/A
    End of period                          $8.80            N/A
  Accumulation units outstanding
  at the end of period                     3,034            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.87          $10.51         $10.04          $9.61
    End of period                          $8.49           $11.37          $10.87         $10.51          $10.04
  Accumulation units outstanding
  at the end of period                     16,797          18,882          21,536         19,428           326

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(546)

  Accumulation unit value:
    Beginning of period                    $18.89          $17.59          $14.40         $13.06          $11.49
    End of period                          $10.49          $18.89          $17.59         $14.40          $13.06
  Accumulation units outstanding
  at the end of period                     20,714          29,105          39,950         40,093          9,464

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                    $13.35          $13.53          $11.71         $10.87          $9.86
    End of period                          $7.46           $13.35          $13.53         $11.71          $10.87
  Accumulation units outstanding
  at the end of period                    632,242         840,266         997,813         912,308         97,089

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.64          $9.45            N/A            N/A
    End of period                          $6.16           $11.75          $10.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                     57,444          11,656          1,491            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(765)

  Accumulation unit value:
    Beginning of period                    $12.27          $10.60          $10.40          $9.69           N/A
    End of period                          $6.98           $12.27          $10.60         $10.40           N/A
  Accumulation units outstanding
  at the end of period                     8,679           13,268          19,281         18,959           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                    $11.47          $10.24           N/A             N/A            N/A
    End of period                          $6.03           $11.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,188          8,010            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $33.31          $25.32          $21.55         $16.19          $13.69
    End of period                          $20.14          $33.31          $25.32         $21.55          $16.19
  Accumulation units outstanding
  at the end of period                     50,582          38,617          43,047         37,236          4,640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.88          $12.61          $12.38          $9.27          $7.98
    End of period                          $6.31           $12.88          $12.61         $12.38          $9.27
  Accumulation units outstanding
  at the end of period                     51,049          90,205         108,628         90,182          26,070

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(592)

  Accumulation unit value:
    Beginning of period                    $15.01          $14.36          $13.46         $12.36          $11.10
    End of period                          $9.11           $15.01          $14.36         $13.46          $12.36
  Accumulation units outstanding
  at the end of period                     27,978          36,045          46,012         48,221          8,817

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(709)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.48          $10.25         $10.10          $9.77
    End of period                          $7.10           $11.71          $11.48         $10.25          $10.10
  Accumulation units outstanding
  at the end of period                     54,493          70,035          80,975         86,508          19,199

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                    $8.76           $10.08           N/A             N/A            N/A
    End of period                          $5.95           $8.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,182          7,138            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $16.85          $19.35          $18.17         $17.14          $15.05
    End of period                          $9.83           $16.85          $19.35         $18.17          $17.14
  Accumulation units outstanding
  at the end of period                     34,360          62,533          68,592         70,798          15,754

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(574)

  Accumulation unit value:
    Beginning of period                    $13.97          $14.68          $12.84         $12.66          $10.84
    End of period                          $8.84           $13.97          $14.68         $12.84          $12.66
  Accumulation units outstanding
  at the end of period                     27,625          38,214          50,013         44,317          15,851

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(705)

  Accumulation unit value:
    Beginning of period                    $6.30           $5.65           $5.31           $5.33          $5.23
    End of period                          $3.47           $6.30           $5.65           $5.31          $5.33
  Accumulation units outstanding
  at the end of period                     6,638           5,538           19,962         21,365           584

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(710)

  Accumulation unit value:
    Beginning of period                    $17.15          $14.76          $15.39         $11.39          $10.67
    End of period                          $8.77           $17.15          $14.76         $15.39          $11.39
  Accumulation units outstanding
  at the end of period                    173,203         236,821         236,427         162,795         31,209

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.87          $11.79         $11.04          $10.52
    End of period                          $7.72           $13.86          $12.87         $11.79          $11.04
  Accumulation units outstanding
  at the end of period                     71,180         100,188         115,831         93,513          11,677

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(549)

  Accumulation unit value:
    Beginning of period                    $14.04          $13.58          $11.93         $10.78          $9.83
    End of period                          $8.08           $14.04          $13.58         $11.93          $10.78
  Accumulation units outstanding
  at the end of period                     14,224          16,048          20,507         17,279           501

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(549)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1775)

  Accumulation unit value:
    Beginning of period                    $7.88            N/A             N/A             N/A            N/A
    End of period                          $4.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,227            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1775)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.80          $10.18           N/A             N/A            N/A
    End of period                          $10.12          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     96,120          1,599            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(678)

  Accumulation unit value:
    Beginning of period                    $13.43          $12.75          $12.67         $12.73          $12.62
    End of period                          $13.11          $13.43          $12.75         $12.67          $12.73
  Accumulation units outstanding
  at the end of period                     19,963          8,330           11,665         15,682          3,049

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(710)

  Accumulation unit value:
    Beginning of period                    $18.71          $20.74          $18.74         $17.71          $16.91
    End of period                          $10.83          $18.71          $20.74         $18.74          $17.71
  Accumulation units outstanding
  at the end of period                     1,300           1,221           1,413           1,073           343

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.20          $12.68          $11.79         $11.92          $11.62
    End of period                          $8.22           $12.20          $12.68         $11.79          $11.92
  Accumulation units outstanding
  at the end of period                     7,634           49,492          49,669         12,138          8,348

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(742)

  Accumulation unit value:
    Beginning of period                    $17.91          $19.52          $17.75         $17.07           N/A
    End of period                          $9.20           $17.91          $19.52         $17.75           N/A
  Accumulation units outstanding
  at the end of period                     2,734           4,910           2,700           2,330           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(742)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $6.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,119           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.90           $10.22           N/A             N/A            N/A
    End of period                          $6.80           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,104           1,328            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.39            N/A             N/A             N/A            N/A
    End of period                          $7.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      607             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.20            N/A             N/A             N/A            N/A
    End of period                          $7.03            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,777            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.28           N/A             N/A            N/A
    End of period                          $6.18           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,339           1,585            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value
Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(512)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.73          $12.21         $11.57          $10.81
    End of period                          $8.63           $14.58          $13.73         $12.21          $11.57
  Accumulation units outstanding
  at the end of period                     24,212          35,282          26,479         20,089          10,669

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                    $11.25          $10.89          $10.38         $10.28          $10.03
    End of period                          $9.44           $11.25          $10.89         $10.38          $10.28
  Accumulation units outstanding
  at the end of period                     82,711          87,931         110,514         91,812          9,935

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(434)

  Accumulation unit value:
    Beginning of period                    $14.46          $13.67          $12.31         $11.78          $10.87
    End of period                          $9.09           $14.46          $13.67         $12.31          $11.78
  Accumulation units outstanding
  at the end of period                     71,195          86,923          66,509         100,428         18,711

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(434)

  Accumulation unit value:
    Beginning of period                    $10.41           N/A
    End of period                          $10.87           N/A
  Accumulation units outstanding
  at the end of period                     6,994            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(724)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.48          $10.69         $10.47          $10.36
    End of period                          $9.22           $12.03          $11.48         $10.69          $10.47
  Accumulation units outstanding
  at the end of period                     50,477          52,958          54,456         53,702          4,428

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(734)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.99          $11.91         $11.50          $11.49
    End of period                          $9.68           $13.73          $12.99         $11.91          $11.50
  Accumulation units outstanding
  at the end of period                    116,104         124,245         123,718         126,934         1,131

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(734)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1011)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.72          $9.92            N/A            N/A
    End of period                          $7.74           $11.38          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              603             596             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1011)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.88          $10.55           N/A             N/A            N/A
    End of period                          $8.66           $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              178             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.05          $10.51           N/A             N/A            N/A
    End of period                          $6.29           $10.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,638           1,550            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(709)

  Accumulation unit value:
    Beginning of period                    $23.92          $22.88          $20.69         $20.20          $19.65
    End of period                          $18.45          $23.92          $22.88         $20.69          $20.20
  Accumulation units outstanding
  at the end of period                     16,934          8,381           8,159           7,706           260

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(702)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.90          $10.72         $10.73          $10.75
    End of period                          $11.04          $11.11          $10.90         $10.72          $10.73
  Accumulation units outstanding
  at the end of period                     38,967          70,168          42,470         41,482          9,091

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(705)

  Accumulation unit value:
    Beginning of period                    $20.71          $19.74          $16.78         $15.95          $15.55
    End of period                          $13.43          $20.71          $19.74         $16.78          $15.95
  Accumulation units outstanding
  at the end of period                     5,915           6,469           9,921           1,313            54

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(440)

  Accumulation unit value:
    Beginning of period                    $27.66          $25.82          $23.35         $22.62          $21.16
    End of period                          $15.38          $27.66          $25.82         $23.35          $22.62
  Accumulation units outstanding
  at the end of period                     11,668          8,800           7,394           7,204          1,590

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(440)

  Accumulation unit value:
    Beginning of period                    $19.57           N/A
    End of period                          $21.16           N/A
  Accumulation units outstanding
  at the end of period                      850             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(678)

  Accumulation unit value:
    Beginning of period                    $38.61          $33.86          $32.59         $29.36          $26.74
    End of period                          $22.29          $38.61          $33.86         $32.59          $29.36
  Accumulation units outstanding
  at the end of period                     14,636          9,917           18,785         11,060          2,843

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(440)

  Accumulation unit value:
    Beginning of period                    $14.67          $14.96          $12.81         $12.41          $11.07
    End of period                          $8.50           $14.67          $14.96         $12.81          $12.41
  Accumulation units outstanding
  at the end of period                     14,356          16,562          23,130         18,153          5,778

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(440)

  Accumulation unit value:
    Beginning of period                    $10.04           N/A
    End of period                          $11.07           N/A
  Accumulation units outstanding
  at the end of period                     4,153            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.77%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(534)

  Accumulation unit value:
    Beginning of period                    $16.19          $15.17          $12.72         $11.81          $10.42
    End of period                          $9.30           $16.19          $15.17         $12.72          $11.81
  Accumulation units outstanding
  at the end of period                       -               -              740             741            742

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(534)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.29           N/A             N/A            N/A
    End of period                          $6.10           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,817           4,147            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(534)

  Accumulation unit value:
    Beginning of period                    $17.54          $18.52          $16.62         $15.70          $13.47
    End of period                          $10.41          $17.54          $18.52         $16.62          $15.70
  Accumulation units outstanding
  at the end of period                       -               -              572             573            573

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(534)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1126)

  Accumulation unit value:
    Beginning of period                    $10.22          $11.68          $10.95           N/A            N/A
    End of period                          $5.03           $10.22          $11.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              798             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(502)

  Accumulation unit value:
    Beginning of period                    $8.96           $8.88           $7.81           $7.71          $7.38
    End of period                          $5.42           $8.96           $8.88           $7.81          $7.71
  Accumulation units outstanding
  at the end of period                     3,017           3,245           3,419           3,575          3,752

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(502)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(534)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.85          $10.49         $10.02          $9.98
    End of period                          $8.48           $11.35          $10.85         $10.49          $10.02
  Accumulation units outstanding
  at the end of period                       -               -              773             773            774

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(534)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1126)

  Accumulation unit value:
    Beginning of period                    $13.34          $13.53          $12.48           N/A            N/A
    End of period                          $7.46           $13.34          $13.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              350             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1126)

  Accumulation unit value:
    Beginning of period                    $33.27          $25.29          $24.97           N/A            N/A
    End of period                          $20.11          $33.27          $25.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              175             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(1126)

  Accumulation unit value:
    Beginning of period                    $12.86          $12.59          $12.67           N/A            N/A
    End of period                          $6.30           $12.86          $12.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              345             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(504)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.47          $10.25         $10.09          $9.55
    End of period                          $7.10           $11.70          $11.47         $10.25          $10.09
  Accumulation units outstanding
  at the end of period                     5,020           5,503           5,771           6,026          6,314

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(504)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(862)

  Accumulation unit value:
    Beginning of period                    $17.15          $14.76          $15.38         $12.42           N/A
    End of period                          $8.77           $17.15          $14.76         $15.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,509           3,198           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $14.56          $13.71          $12.20         $11.56          $10.55
    End of period                          $8.62           $14.56          $13.71         $12.20          $11.56
  Accumulation units outstanding
  at the end of period                     2,554           2,554           2,554           2,554          2,554

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $10.01           N/A
    End of period                          $10.55           N/A
  Accumulation units outstanding
  at the end of period                     2,554            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.66          $12.30         $11.77          $10.86
    End of period                          $9.08           $14.44          $13.66         $12.30          $11.77
  Accumulation units outstanding
  at the end of period                     7,397           7,397           7,397           7,397          7,397

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $10.39           N/A
    End of period                          $10.86           N/A
  Accumulation units outstanding
  at the end of period                     2,462            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $13.72          $12.98          $11.90         $11.50          $10.79
    End of period                          $9.67           $13.72          $12.98         $11.90          $11.50
  Accumulation units outstanding
  at the end of period                     2,468           2,468           2,468           2,468          2,468

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $10.36           N/A
    End of period                          $10.79           N/A
  Accumulation units outstanding
  at the end of period                     2,468            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(534)

  Accumulation unit value:
    Beginning of period                    $14.66          $14.95          $12.80         $12.40          $11.05
    End of period                          $8.49           $14.66          $14.95         $12.80          $12.40
  Accumulation units outstanding
  at the end of period                       -               -              698             698            699

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(534)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.795%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.59          $15.23          $11.49         $10.73           N/A
    End of period                          $7.87           $12.59          $15.23         $11.49           N/A
  Accumulation units outstanding
  at the end of period                     31,827          27,106          9,164           2,962           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1181)

  Accumulation unit value:
    Beginning of period                    $16.14          $15.12          $14.46           N/A            N/A
    End of period                          $9.27           $16.14          $15.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,355          16,608           476             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(937)

  Accumulation unit value:
    Beginning of period                    $13.16          $11.70          $11.16         $10.44           N/A
    End of period                          $7.98           $13.16          $11.70         $11.16           N/A
  Accumulation units outstanding
  at the end of period                     13,990          13,809            -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(937)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $14.51          $13.78           N/A             N/A            N/A
    End of period                          $8.50           $14.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,985          10,461           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(794)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.02          $10.23          $9.37           N/A
    End of period                          $8.06           $11.56          $11.02         $10.23           N/A
  Accumulation units outstanding
  at the end of period                     13,357          9,484           1,792           1,954           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.99          $23.27           N/A             N/A            N/A
    End of period                          $14.54          $25.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,798          33,917           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $8.80            N/A             N/A             N/A            N/A
    End of period                          $4.41            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      939             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $25.22          $24.54           N/A             N/A            N/A
    End of period                          $14.50          $25.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,709          5,683            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.53          $11.17           N/A             N/A            N/A
    End of period                          $6.42           $13.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    130,201         178,260           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.56          $10.02           N/A             N/A            N/A
    End of period                          $6.40           $10.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,798           1,461            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                    $16.45          $17.54           N/A             N/A            N/A
    End of period                          $9.75           $16.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,643           1,370            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(937)

  Accumulation unit value:
    Beginning of period                    $22.09          $20.27          $17.38         $16.43           N/A
    End of period                          $13.26          $22.09          $20.27         $17.38           N/A
  Accumulation units outstanding
  at the end of period                     18,195          17,385            -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(937)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.29           N/A             N/A            N/A
    End of period                          $6.10           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,257          30,535           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.80           $10.06           N/A             N/A            N/A
    End of period                          $5.66           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,199          21,271           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.67          $10.88           N/A             N/A            N/A
    End of period                          $7.29           $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,017          4,904            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.75           $10.17           N/A             N/A            N/A
    End of period                          $5.89           $9.75            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,486          6,244            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $11.31          $13.64           N/A             N/A            N/A
    End of period                          $7.36           $11.31           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,574           2,668            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(937)

  Accumulation unit value:
    Beginning of period                    $17.19          $16.52          $16.24         $16.20           N/A
    End of period                          $15.85          $17.19          $16.52         $16.24           N/A
  Accumulation units outstanding
  at the end of period                     15,534          5,936             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(937)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.58          $13.00           N/A             N/A            N/A
    End of period                          $7.82           $12.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,873          3,242            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.31          $10.26           N/A             N/A            N/A
    End of period                          $9.43           $10.31           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,141          1,987            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(721)

  Accumulation unit value:
    Beginning of period                    $15.33          $14.08          $10.97          $9.51          $9.11
    End of period                          $8.27           $15.33          $14.08         $10.97          $9.51
  Accumulation units outstanding
  at the end of period                     54,917          49,863          7,611           1,921           778

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $21.69          $20.80           N/A             N/A            N/A
    End of period                          $11.72          $21.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,604           8,351            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(937)

  Accumulation unit value:
    Beginning of period                    $14.08          $13.61          $13.56         $13.57           N/A
    End of period                          $14.58          $14.08          $13.61         $13.56           N/A
  Accumulation units outstanding
  at the end of period                     29,949          1,134             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(937)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.83          $11.00           N/A             N/A            N/A
    End of period                          $6.72           $13.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,385         171,466           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(937)

  Accumulation unit value:
    Beginning of period                    $17.50          $18.48          $16.58         $15.68           N/A
    End of period                          $10.39          $17.50          $18.48         $16.58           N/A
  Accumulation units outstanding
  at the end of period                     16,865          15,182            -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(937)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(721)

  Accumulation unit value:
    Beginning of period                    $13.93          $15.38          $13.54         $13.30          $12.88
    End of period                          $8.32           $13.93          $15.38         $13.54          $13.30
  Accumulation units outstanding
  at the end of period                     15,633          10,653            -               -             550

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1448)

  Accumulation unit value:
    Beginning of period                    $9.74           $9.59            N/A             N/A            N/A
    End of period                          $6.04           $9.74            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,256           1,514            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1448)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(521)

  Accumulation unit value:
    Beginning of period                    $10.83          $11.46          $10.50         $11.13          $9.38
    End of period                          $6.82           $10.83          $11.46         $10.50          $11.13
  Accumulation units outstanding
  at the end of period                     40,122          25,832          1,181            98             109

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.65          $10.56         $10.66          $10.70
    End of period                          $11.11          $11.02          $10.65         $10.56          $10.66
  Accumulation units outstanding
  at the end of period                     45,121          19,813          2,431           1,280           763

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.57           $5.49           $4.74            N/A            N/A
    End of period                          $3.27           $5.57           $5.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,344          46,279          2,484            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(682)

  Accumulation unit value:
    Beginning of period                    $9.49           $10.59          $9.60          $10.11          $9.04
    End of period                          $6.34           $9.49           $10.59          $9.60          $10.11
  Accumulation units outstanding
  at the end of period                     13,580          4,220             -              451            451

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(521)

  Accumulation unit value:
    Beginning of period                    $10.13          $10.31          $8.18           $8.92          $8.92
    End of period                          $5.32           $10.13          $10.31          $8.18          $8.92
  Accumulation units outstanding
  at the end of period                     35,734          23,356          4,792           5,493          1,548

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $10.22          $11.68          $11.42           N/A            N/A
    End of period                          $5.03           $10.22          $11.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,640          39,287          1,181            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $8.94           $8.95            N/A             N/A            N/A
    End of period                          $5.41           $8.94            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,744          19,254           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(755)

  Accumulation unit value:
    Beginning of period                    $10.77          $13.41          $11.62         $10.77           N/A
    End of period                          $5.17           $10.77          $13.41         $11.62           N/A
  Accumulation units outstanding
  at the end of period                     28,606          16,102          3,334           3,334           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(521)

  Accumulation unit value:
    Beginning of period                    $17.27          $15.98          $11.73         $10.94          $9.65
    End of period                          $8.64           $17.27          $15.98         $11.73          $10.94
  Accumulation units outstanding
  at the end of period                     92,848          67,991          6,085            428            509

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(755)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.82          $10.47          $9.75           N/A
    End of period                          $8.45           $11.32          $10.82         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     13,323          10,041          3,352           2,354           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(682)

  Accumulation unit value:
    Beginning of period                    $18.85          $17.56          $14.38         $13.05          $11.49
    End of period                          $10.46          $18.85          $17.56         $14.38          $13.05
  Accumulation units outstanding
  at the end of period                     36,226          28,155          1,555            931            710

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(774)

  Accumulation unit value:
    Beginning of period                    $13.33          $13.52          $11.70         $11.01           N/A
    End of period                          $7.45           $13.33          $13.52         $11.70           N/A
  Accumulation units outstanding
  at the end of period                    794,458         793,654          51,086         14,368           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1063)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.64          $10.02           N/A            N/A
    End of period                          $6.16           $11.74          $10.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                     88,139         112,306          77,922           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(682)

  Accumulation unit value:
    Beginning of period                    $12.26          $10.59          $10.39         $10.80          $9.89
    End of period                          $6.97           $12.26          $10.59         $10.39          $10.80
  Accumulation units outstanding
  at the end of period                     3,940           4,380             -              825            825

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1356)

  Accumulation unit value:
    Beginning of period                    $11.46          $11.06           N/A             N/A            N/A
    End of period                          $6.03           $11.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,425          8,534            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1356)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(682)

  Accumulation unit value:
    Beginning of period                    $33.21          $25.25          $21.50         $16.16          $15.33
    End of period                          $20.07          $33.21          $25.25         $21.50          $16.16
  Accumulation units outstanding
  at the end of period                    109,525         104,761          4,148           5,388          1,171

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(521)

  Accumulation unit value:
    Beginning of period                    $12.84          $12.57          $12.35          $9.25          $8.08
    End of period                          $6.29           $12.84          $12.57         $12.35          $9.25
  Accumulation units outstanding
  at the end of period                     20,747          14,471           716            1,477          1,571

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $10.58          $10.14           N/A             N/A            N/A
    End of period                          $6.92           $10.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,232           13,496           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(682)

  Accumulation unit value:
    Beginning of period                    $14.98          $14.34          $13.44         $12.34          $10.99
    End of period                          $9.09           $14.98          $14.34         $13.44          $12.34
  Accumulation units outstanding
  at the end of period                     35,143          24,064          1,888           1,073           743

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(682)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.46          $10.24         $10.09          $9.30
    End of period                          $7.09           $11.69          $11.46         $10.24          $10.09
  Accumulation units outstanding
  at the end of period                     33,197          21,532          2,539           1,434           877

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1354)

  Accumulation unit value:
    Beginning of period                    $8.76           $10.06           N/A             N/A            N/A
    End of period                          $5.95           $8.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,806          10,887           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1354)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(521)

  Accumulation unit value:
    Beginning of period                    $16.80          $19.30          $18.13         $17.11          $14.81
    End of period                          $9.79           $16.80          $19.30         $18.13          $17.11
  Accumulation units outstanding
  at the end of period                     13,634          6,403            418             264            313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(682)

  Accumulation unit value:
    Beginning of period                    $13.94          $14.65          $12.82         $12.65          $11.11
    End of period                          $8.82           $13.94          $14.65         $12.82          $12.65
  Accumulation units outstanding
  at the end of period                     27,918          15,833          1,771            963            734

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $6.27           $5.63           $5.30           $5.30           N/A
    End of period                          $3.45           $6.27           $5.63           $5.30           N/A
  Accumulation units outstanding
  at the end of period                     23,784          7,892            860            1,994           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(682)

  Accumulation unit value:
    Beginning of period                    $17.14          $14.75          $15.38         $11.39          $9.61
    End of period                          $8.76           $17.14          $14.75         $15.38          $11.39
  Accumulation units outstanding
  at the end of period                    108,140         126,524          11,587          2,399           849

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1087)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.86          $11.36           N/A            N/A
    End of period                          $7.70           $13.85          $12.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,040          17,344           354             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(755)

  Accumulation unit value:
    Beginning of period                    $14.01          $13.55          $11.91         $10.25           N/A
    End of period                          $8.06           $14.01          $13.55         $11.91           N/A
  Accumulation units outstanding
  at the end of period                     18,985          20,507          3,636           3,636           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1819)

  Accumulation unit value:
    Beginning of period                    $8.83            N/A             N/A             N/A            N/A
    End of period                          $4.75            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      358             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1819)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1811)

  Accumulation unit value:
    Beginning of period                    $7.68            N/A             N/A             N/A            N/A
    End of period                          $4.10            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,655            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1811)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.80          $9.97            N/A             N/A            N/A
    End of period                          $10.11          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,485          5,006            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(794)

  Accumulation unit value:
    Beginning of period                    $13.38          $12.71          $12.63         $12.52           N/A
    End of period                          $13.06          $13.38          $12.71         $12.63           N/A
  Accumulation units outstanding
  at the end of period                     78,567          31,662          1,002            733            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                    $18.62          $20.82           N/A             N/A            N/A
    End of period                          $10.77          $18.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,164           4,438            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(794)

  Accumulation unit value:
    Beginning of period                    $12.15          $12.63          $11.75         $11.66           N/A
    End of period                          $8.18           $12.15          $12.63         $11.75           N/A
  Accumulation units outstanding
  at the end of period                     2,758           3,864           1,076            801            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1792)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $5.58            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,715            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1792)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1895)

  Accumulation unit value:
    Beginning of period                    $7.89            N/A             N/A             N/A            N/A
    End of period                          $6.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,726            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1895)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $17.83          $20.57           N/A             N/A            N/A
    End of period                          $9.16           $17.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,251           1,676            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.25            N/A             N/A             N/A            N/A
    End of period                          $6.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    132,546           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $6.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      471             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.42          $10.06           N/A             N/A            N/A
    End of period                          $7.44           $10.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,608          7,504            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.39          $10.11           N/A             N/A            N/A
    End of period                          $6.59           $10.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,824           3,214            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $8.96            N/A             N/A             N/A            N/A
    End of period                          $6.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,063            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(810)

  Accumulation unit value:
    Beginning of period                    $14.52          $13.68          $12.17         $10.79           N/A
    End of period                          $8.59           $14.52          $13.68         $12.17           N/A
  Accumulation units outstanding
  at the end of period                     62,688          32,662            -            26,288           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(797)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.88          $10.37         $10.10           N/A
    End of period                          $9.43           $11.24          $10.88         $10.37           N/A
  Accumulation units outstanding
  at the end of period                     52,977          48,095          17,721         17,721           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(797)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $14.41          $13.85           N/A             N/A            N/A
    End of period                          $9.06           $14.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,544          19,835           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(734)

  Accumulation unit value:
    Beginning of period                    $12.02          $11.48          $10.69         $10.47          $10.45
    End of period                          $9.21           $12.02          $11.48         $10.69          $10.47
  Accumulation units outstanding
  at the end of period                     29,743          18,579          20,069         16,706          13,676

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(734)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(417)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.96          $11.88         $11.48          $10.77
    End of period                          $9.65           $13.69          $12.96         $11.88          $11.48
  Accumulation units outstanding
  at the end of period                     48,506          51,467          3,587           4,070          2,007

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(417)

  Accumulation unit value:
    Beginning of period                    $10.16           N/A
    End of period                          $10.77           N/A
  Accumulation units outstanding
  at the end of period                     2,010            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.43            N/A             N/A             N/A            N/A
    End of period                          $6.29            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,228           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(794)

  Accumulation unit value:
    Beginning of period                    $23.81          $22.79          $20.61         $19.80           N/A
    End of period                          $18.36          $23.81          $22.79         $20.61           N/A
  Accumulation units outstanding
  at the end of period                     16,830          2,360            858             936            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(935)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.86          $10.68         $10.66           N/A
    End of period                          $10.99          $11.06          $10.86         $10.68           N/A
  Accumulation units outstanding
  at the end of period                    446,985         108,327            -            68,736           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(937)

  Accumulation unit value:
    Beginning of period                    $20.73          $19.77          $16.77         $15.81           N/A
    End of period                          $13.44          $20.73          $19.77         $16.77           N/A
  Accumulation units outstanding
  at the end of period                     15,756          9,311             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(937)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(755)

  Accumulation unit value:
    Beginning of period                    $27.53          $25.72          $23.26         $21.69           N/A
    End of period                          $15.30          $27.53          $25.72         $23.26           N/A
  Accumulation units outstanding
  at the end of period                     34,571          20,771          2,203           2,203           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(755)

  Accumulation unit value:
    Beginning of period                    $38.43          $33.72          $32.47         $28.02           N/A
    End of period                          $22.18          $38.43          $33.72         $32.47           N/A
  Accumulation units outstanding
  at the end of period                     32,800          21,172          1,338           1,378           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(721)

  Accumulation unit value:
    Beginning of period                    $14.66          $14.95          $12.79         $12.39          $11.91
    End of period                          $8.49           $14.66          $14.95         $12.79          $12.39
  Accumulation units outstanding
  at the end of period                     68,089          39,142            -               -             595

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.80%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.59          $15.23          $11.48         $10.73           N/A
    End of period                          $7.87           $12.59          $15.23         $11.48           N/A
  Accumulation units outstanding
  at the end of period                      150             138            1,577            448            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(320)

  Accumulation unit value:
    Beginning of period                    $16.13          $15.12          $12.68         $11.78          $10.41
    End of period                          $9.27           $16.13          $15.12         $12.68          $11.78
  Accumulation units outstanding
  at the end of period                       57              47              54             61              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(320)

  Accumulation unit value:
    Beginning of period                    $8.32            N/A
    End of period                          $10.41           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(320)

  Accumulation unit value:
    Beginning of period                    $13.17          $11.70          $11.16         $10.70          $10.00
    End of period                          $7.98           $13.17          $11.70         $11.16          $10.70
  Accumulation units outstanding
  at the end of period                      162             149             171             170             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(320)

  Accumulation unit value:
    Beginning of period                    $8.36            N/A
    End of period                          $10.00           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(296)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.01          $10.22          $9.55          $8.98
    End of period                          $8.06           $11.56          $11.01         $10.22          $9.55
  Accumulation units outstanding
  at the end of period                     10,951          11,219          11,999         12,225            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(296)

  Accumulation unit value:
    Beginning of period                    $8.04            N/A
    End of period                          $8.98            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.98          $27.26           N/A             N/A            N/A
    End of period                          $14.53          $25.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              816             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.53          $11.30           N/A             N/A            N/A
    End of period                          $6.42           $13.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,898            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.56          $10.15           N/A             N/A            N/A
    End of period                          $6.40           $10.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              260             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(320)

  Accumulation unit value:
    Beginning of period                    $16.44          $16.81          $15.38         $15.30          $14.80
    End of period                          $9.74           $16.44          $16.81         $15.38          $15.30
  Accumulation units outstanding
  at the end of period                       51              47              48             49              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(320)

  Accumulation unit value:
    Beginning of period                    $12.63           N/A
    End of period                          $14.80           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $21.77           N/A             N/A             N/A            N/A
    End of period                          $13.27           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       56             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.16           N/A             N/A            N/A
    End of period                          $6.10           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      562             260             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.80           $10.19           N/A             N/A            N/A
    End of period                          $5.66           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               79             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.67          $11.04           N/A             N/A            N/A
    End of period                          $7.29           $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              241             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.76           $10.17           N/A             N/A            N/A
    End of period                          $5.89           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              130             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                    $11.31          $12.39          $10.83         $10.59           N/A
    End of period                          $7.35           $11.31          $12.39         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       72              68              64             69             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $17.20          $16.54          $16.24         $16.28          $15.66
    End of period                          $15.86          $17.20          $16.54         $16.24          $16.28
  Accumulation units outstanding
  at the end of period                       82             114             119             117             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $14.55           N/A
    End of period                          $15.66           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                    $12.58          $12.58          $11.18         $10.85           N/A
    End of period                          $7.81           $12.58          $12.58         $11.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -              203              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                    $15.32          $14.07          $10.97          $9.51          $7.98
    End of period                          $8.27           $15.32          $14.07         $10.97          $9.51
  Accumulation units outstanding
  at the end of period                       65             895            2,058           1,336            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                    $6.66            N/A
    End of period                          $7.98            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(398)

  Accumulation unit value:
    Beginning of period                    $21.68          $20.65          $18.95         $18.36          $16.00
    End of period                          $11.71          $21.68          $20.65         $18.95          $18.36
  Accumulation units outstanding
  at the end of period                       44              35              39             40              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(398)

  Accumulation unit value:
    Beginning of period                    $14.62           N/A
    End of period                          $16.00           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $14.08          $13.66           N/A             N/A            N/A
    End of period                          $14.58          $14.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      737             194             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.82          $11.46           N/A             N/A            N/A
    End of period                          $6.71           $13.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      103            2,152            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(296)

  Accumulation unit value:
    Beginning of period                    $17.49          $18.47          $16.58         $15.67          $12.92
    End of period                          $10.38          $17.49          $18.47         $16.58          $15.67
  Accumulation units outstanding
  at the end of period                      128             951             951              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(296)

  Accumulation unit value:
    Beginning of period                    $10.01           N/A
    End of period                          $12.92           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(320)

  Accumulation unit value:
    Beginning of period                    $13.93          $15.37          $13.53         $13.30          $11.85
    End of period                          $8.32           $13.93          $15.37         $13.53          $13.30
  Accumulation units outstanding
  at the end of period                       -              576             576             576             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(320)

  Accumulation unit value:
    Beginning of period                    $8.89            N/A
    End of period                          $11.85           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(368)

  Accumulation unit value:
    Beginning of period                    $10.83          $11.46          $10.50         $11.12          $9.38
    End of period                          $6.82           $10.83          $11.46         $10.50          $11.12
  Accumulation units outstanding
  at the end of period                     3,241           4,255           4,667           4,893            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(368)

  Accumulation unit value:
    Beginning of period                    $7.59            N/A
    End of period                          $9.38            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.57           $5.49           $4.74            N/A            N/A
    End of period                          $3.27           $5.57           $5.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,144            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(368)

  Accumulation unit value:
    Beginning of period                    $10.12          $10.31          $8.18           $8.92          $8.92
    End of period                          $5.31           $10.12          $10.31          $8.18          $8.92
  Accumulation units outstanding
  at the end of period                     4,222           4,618           5,538             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(368)

  Accumulation unit value:
    Beginning of period                    $7.67            N/A
    End of period                          $8.92            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $10.22          $11.68          $11.42           N/A            N/A
    End of period                          $5.03           $10.22          $11.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,439            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(699)

  Accumulation unit value:
    Beginning of period                    $10.77          $13.41          $11.62         $11.26          $10.76
    End of period                          $5.17           $10.77          $13.41         $11.62          $11.26
  Accumulation units outstanding
  at the end of period                       -               -              193              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(368)

  Accumulation unit value:
    Beginning of period                    $17.26          $15.98          $11.72         $10.94          $8.78
    End of period                          $8.64           $17.26          $15.98         $11.72          $10.94
  Accumulation units outstanding
  at the end of period                     2,545           3,153           5,234           4,578            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(368)

  Accumulation unit value:
    Beginning of period                    $7.67            N/A
    End of period                          $8.78            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(894)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.82          $10.47         $10.47           N/A
    End of period                          $8.45           $11.32          $10.82         $10.47           N/A
  Accumulation units outstanding
  at the end of period                       -               71              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(894)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(296)

  Accumulation unit value:
    Beginning of period                    $18.84          $17.56          $14.38         $13.05          $11.23
    End of period                          $10.46          $18.84          $17.56         $14.38          $13.05
  Accumulation units outstanding
  at the end of period                      258             201             235             430             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(296)

  Accumulation unit value:
    Beginning of period                    $7.86            N/A
    End of period                          $11.23           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(865)

  Accumulation unit value:
    Beginning of period                    $13.33          $13.52          $11.70         $11.00           N/A
    End of period                          $7.45           $13.33          $13.52         $11.70           N/A
  Accumulation units outstanding
  at the end of period                      511            17,755          18,531         21,519           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(865)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(883)

  Accumulation unit value:
    Beginning of period                    $12.26          $10.59          $10.39         $10.40           N/A
    End of period                          $6.97           $12.26          $10.59         $10.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(883)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $33.20          $25.24          $21.49         $16.15          $14.07
    End of period                          $20.06          $33.20          $25.24         $21.49          $16.15
  Accumulation units outstanding
  at the end of period                       -             2,490           1,832           1,303            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(333)

  Accumulation unit value:
    Beginning of period                    $12.84          $12.57          $12.35          $9.25          $8.09
    End of period                          $6.29           $12.84          $12.57         $12.35          $9.25
  Accumulation units outstanding
  at the end of period                     2,975           3,856           4,065           4,822            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(333)

  Accumulation unit value:
    Beginning of period                    $7.29            N/A
    End of period                          $8.09            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.46          $10.24         $10.09          $9.42
    End of period                          $7.08           $11.68          $11.46         $10.24          $10.09
  Accumulation units outstanding
  at the end of period                       -               -               -              204             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                    $7.85            N/A
    End of period                          $9.42            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(333)

  Accumulation unit value:
    Beginning of period                    $16.80          $19.29          $18.12         $17.11          $15.63
    End of period                          $9.79           $16.80          $19.29         $18.12          $17.11
  Accumulation units outstanding
  at the end of period                     2,088           2,764           2,848           2,811            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(333)

  Accumulation unit value:
    Beginning of period                    $11.76           N/A
    End of period                          $15.63           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $6.27           $5.63           $5.29           $5.29           N/A
    End of period                          $3.45           $6.27           $5.63           $5.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              378            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.86          $11.79         $10.36           N/A
    End of period                          $7.70           $13.85          $12.86         $11.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $14.01          $13.55          $11.91         $10.77          $9.39
    End of period                          $8.05           $14.01          $13.55         $11.91          $10.77
  Accumulation units outstanding
  at the end of period                      237              84             217             128             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $6.46            N/A
    End of period                          $9.39            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.80          $10.14           N/A             N/A            N/A
    End of period                          $10.11          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              156             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $13.37          $12.71          $12.63         $12.69          $12.50
    End of period                          $13.06          $13.37          $12.71         $12.63          $12.69
  Accumulation units outstanding
  at the end of period                      299             853             461             448             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $12.38           N/A
    End of period                          $12.50           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(894)

  Accumulation unit value:
    Beginning of period                    $18.61          $20.64          $18.66         $17.98           N/A
    End of period                          $10.77          $18.61          $20.64         $18.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(894)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.15          $12.63          $11.76         $11.89          $11.59
    End of period                          $8.18           $12.15          $12.63         $11.76          $11.89
  Accumulation units outstanding
  at the end of period                      165             161             158              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                    $10.75           N/A             N/A             N/A            N/A
    End of period                          $6.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      185             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(827)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.88          $10.37         $10.13           N/A
    End of period                          $9.43           $11.24          $10.88         $10.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(322)

  Accumulation unit value:
    Beginning of period                    $14.40          $13.63          $12.28         $11.75          $10.85
    End of period                          $9.05           $14.40          $13.63         $12.28          $11.75
  Accumulation units outstanding
  at the end of period                       -             1,309           1,309           1,309            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(322)

  Accumulation unit value:
    Beginning of period                    $9.49            N/A
    End of period                          $10.85           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.05           N/A             N/A             N/A            N/A
    End of period                          $10.98           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,480            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                    $20.66          $19.71          $16.76         $15.93          $14.28
    End of period                          $13.39          $20.66          $19.71         $16.76          $15.93
  Accumulation units outstanding
  at the end of period                      209            1,023           1,031           1,038            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                    $12.05           N/A
    End of period                          $14.28           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(412)

  Accumulation unit value:
    Beginning of period                    $27.52          $25.70          $23.25         $22.53          $21.09
    End of period                          $15.29          $27.52          $25.70         $23.25          $22.53
  Accumulation units outstanding
  at the end of period                      118              87             162             64              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(412)

  Accumulation unit value:
    Beginning of period                    $19.63           N/A
    End of period                          $21.09           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $38.41          $33.71          $32.46         $29.25          $25.49
    End of period                          $22.17          $38.41          $33.71         $32.46          $29.25
  Accumulation units outstanding
  at the end of period                       85              20              94             24              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $18.79           N/A
    End of period                          $25.49           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(296)

  Accumulation unit value:
    Beginning of period                    $14.63          $14.92          $12.78         $12.38          $11.05
    End of period                          $8.47           $14.63          $14.92         $12.78          $12.38
  Accumulation units outstanding
  at the end of period                      361             209             335             342             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(296)

  Accumulation unit value:
    Beginning of period                    $8.24            N/A
    End of period                          $11.05           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.805%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(976)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.94          $11.87         $11.87           N/A
    End of period                          $9.64           $13.67          $12.94         $11.87           N/A
  Accumulation units outstanding
  at the end of period                     10,109          10,798          9,947          12,906           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(976)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.81%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(839)

  Accumulation unit value:
    Beginning of period                    $12.58          $15.23          $11.48         $10.26           N/A
    End of period                          $7.87           $12.58          $15.23         $11.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,906           2,975           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(815)

  Accumulation unit value:
    Beginning of period                    $16.11          $15.10          $12.67         $11.51           N/A
    End of period                          $9.25           $16.11          $15.10         $12.67           N/A
  Accumulation units outstanding
  at the end of period                      493              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(449)

  Accumulation unit value:
    Beginning of period                    $13.16          $11.70          $11.15         $10.70          $10.00
    End of period                          $7.98           $13.16          $11.70         $11.15          $10.70
  Accumulation units outstanding
  at the end of period                      435              -               -               -            1,332

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(449)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A
    End of period                          $10.00           N/A
  Accumulation units outstanding
  at the end of period                     2,006            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(452)

  Accumulation unit value:
    Beginning of period                    $14.50          $13.39          $12.03         $11.41          $10.98
    End of period                          $8.49           $14.50          $13.39         $12.03          $11.41
  Accumulation units outstanding
  at the end of period                      586             602             602             602           1,394

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(452)

  Accumulation unit value:
    Beginning of period                    $10.68           N/A
    End of period                          $10.98           N/A
  Accumulation units outstanding
  at the end of period                      602             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(449)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.01          $10.22          $9.54          $8.97
    End of period                          $8.05           $11.55          $11.01         $10.22          $9.54
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,371

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(449)

  Accumulation unit value:
    Beginning of period                    $8.71            N/A
    End of period                          $8.97            N/A
  Accumulation units outstanding
  at the end of period                     2,296            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.94          $24.53           N/A             N/A            N/A
    End of period                          $14.51          $25.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      340            2,170            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(652)

  Accumulation unit value:
    Beginning of period                    $25.17          $23.60          $23.20         $22.80          $20.15
    End of period                          $14.47          $25.17          $23.60         $23.20          $22.80
  Accumulation units outstanding
  at the end of period                      233              -             4,329           4,354          4,379

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(652)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.53          $10.20           N/A             N/A            N/A
    End of period                          $6.42           $13.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,360           4,262            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(449)

  Accumulation unit value:
    Beginning of period                    $16.42          $16.79          $15.37         $15.29          $14.79
    End of period                          $9.73           $16.42          $16.79         $15.37          $15.29
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(449)

  Accumulation unit value:
    Beginning of period                    $14.16           N/A
    End of period                          $14.79           N/A
  Accumulation units outstanding
  at the end of period                     1,413            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(452)

  Accumulation unit value:
    Beginning of period                    $22.09          $20.27          $17.36         $17.41          $15.08
    End of period                          $13.25          $22.09          $20.27         $17.36          $17.41
  Accumulation units outstanding
  at the end of period                     1,306           1,334           2,480           2,556          1,787

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(452)

  Accumulation unit value:
    Beginning of period                    $14.86           N/A
    End of period                          $15.08           N/A
  Accumulation units outstanding
  at the end of period                      867             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.12           N/A             N/A            N/A
    End of period                          $6.10           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,961           1,604            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1117)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.78          $10.00           N/A            N/A
    End of period                          $7.29           $10.67          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,844          35,645          3,484            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1117)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.64            N/A             N/A             N/A            N/A
    End of period                          $5.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,842           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                    $11.31          $12.39          $10.83         $10.99           N/A
    End of period                          $7.35           $11.31          $12.39         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -              693            1,835           1,845           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(746)

  Accumulation unit value:
    Beginning of period                    $17.18          $16.52          $16.23         $16.26           N/A
    End of period                          $15.84          $17.18          $16.52         $16.23           N/A
  Accumulation units outstanding
  at the end of period                     28,357          3,250           5,709            91             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(746)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(964)

  Accumulation unit value:
    Beginning of period                    $12.57          $12.58          $11.18         $11.06           N/A
    End of period                          $7.81           $12.57          $12.58         $11.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -             7,198           7,238           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(964)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.31          $10.18           N/A             N/A            N/A
    End of period                          $9.43           $10.31           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,305           2,285            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(486)

  Accumulation unit value:
    Beginning of period                    $15.31          $14.06          $10.96          $9.50          $7.98
    End of period                          $8.26           $15.31          $14.06         $10.96          $9.50
  Accumulation units outstanding
  at the end of period                     9,365           21,687          8,052           5,402          2,264

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(486)

  Accumulation unit value:
    Beginning of period                    $7.98            N/A
    End of period                          $7.98            N/A
  Accumulation units outstanding
  at the end of period                      455             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $21.35           N/A             N/A             N/A            N/A
    End of period                          $11.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,696            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(810)

  Accumulation unit value:
    Beginning of period                    $14.06          $13.59          $13.54         $13.61           N/A
    End of period                          $14.56          $14.06          $13.59         $13.54           N/A
  Accumulation units outstanding
  at the end of period                     2,362           1,710             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.82          $10.70           N/A             N/A            N/A
    End of period                          $6.71           $13.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,416           13,800           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(449)

  Accumulation unit value:
    Beginning of period                    $17.47          $18.45          $16.57         $15.66          $12.91
    End of period                          $10.37          $17.47          $18.45         $16.57          $15.66
  Accumulation units outstanding
  at the end of period                     2,000           1,994           2,006           2,446           952

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(449)

  Accumulation unit value:
    Beginning of period                    $12.43           N/A
    End of period                          $12.91           N/A
  Accumulation units outstanding
  at the end of period                     1,890            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(449)

  Accumulation unit value:
    Beginning of period                    $13.91          $15.36          $13.52         $13.29          $11.85
    End of period                          $8.31           $13.91          $15.36         $13.52          $13.29
  Accumulation units outstanding
  at the end of period                      844             817             812             808           7,161

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(449)

  Accumulation unit value:
    Beginning of period                    $11.40           N/A
    End of period                          $11.85           N/A
  Accumulation units outstanding
  at the end of period                     2,033            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(456)

  Accumulation unit value:
    Beginning of period                    $10.82          $11.45          $10.49         $11.12          $9.38
    End of period                          $6.81           $10.82          $11.45         $10.49          $11.12
  Accumulation units outstanding
  at the end of period                     11,150          15,383          16,005         14,418          11,370

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(456)

  Accumulation unit value:
    Beginning of period                    $8.38            N/A
    End of period                          $9.38            N/A
  Accumulation units outstanding
  at the end of period                     3,508            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(621)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.64          $10.56         $10.66          $10.54
    End of period                          $11.10          $11.01          $10.64         $10.56          $10.66
  Accumulation units outstanding
  at the end of period                     3,830           6,404           5,966           5,256          2,205

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(621)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(982)

  Accumulation unit value:
    Beginning of period                    $5.56           $5.49           $4.15           $4.16           N/A
    End of period                          $3.27           $5.56           $5.49           $4.15           N/A
  Accumulation units outstanding
  at the end of period                     8,906           3,143           12,901          3,537           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(982)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $9.28            N/A             N/A             N/A            N/A
    End of period                          $6.33            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,521            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(449)

  Accumulation unit value:
    Beginning of period                    $10.11          $10.30          $8.18           $8.91          $8.91
    End of period                          $5.31           $10.11          $10.30          $8.18          $8.91
  Accumulation units outstanding
  at the end of period                     11,504          12,404          29,381         21,095          16,284

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(449)

  Accumulation unit value:
    Beginning of period                    $8.03            N/A
    End of period                          $8.91            N/A
  Accumulation units outstanding
  at the end of period                     7,426            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1020)

  Accumulation unit value:
    Beginning of period                    $10.21          $11.67          $10.17           N/A            N/A
    End of period                          $5.03           $10.21          $11.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,338          18,180          11,623           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1020)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(452)

  Accumulation unit value:
    Beginning of period                    $8.93           $8.85           $7.79           $7.69          $7.11
    End of period                          $5.40           $8.93           $8.85           $7.79          $7.69
  Accumulation units outstanding
  at the end of period                     2,789           5,430           1,440           1,476          1,476

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(452)

  Accumulation unit value:
    Beginning of period                    $6.67            N/A
    End of period                          $7.11            N/A
  Accumulation units outstanding
  at the end of period                     1,477            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(947)

  Accumulation unit value:
    Beginning of period                    $10.76          $13.39          $11.61         $11.23           N/A
    End of period                          $5.16           $10.76          $13.39         $11.61           N/A
  Accumulation units outstanding
  at the end of period                     8,549             -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(456)

  Accumulation unit value:
    Beginning of period                    $17.24          $15.96          $11.72         $10.94          $8.78
    End of period                          $8.63           $17.24          $15.96         $11.72          $10.94
  Accumulation units outstanding
  at the end of period                     21,763          24,629          30,640         27,388          11,265

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(456)

  Accumulation unit value:
    Beginning of period                    $8.26            N/A
    End of period                          $8.78            N/A
  Accumulation units outstanding
  at the end of period                     3,617            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(839)

  Accumulation unit value:
    Beginning of period                    $11.30          $10.81          $10.46         $10.37           N/A
    End of period                          $8.44           $11.30          $10.81         $10.46           N/A
  Accumulation units outstanding
  at the end of period                     4,799             -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(449)

  Accumulation unit value:
    Beginning of period                    $18.83          $17.55          $14.37         $13.04          $11.23
    End of period                          $10.45          $18.83          $17.55         $14.37          $13.04
  Accumulation units outstanding
  at the end of period                     7,335           25,304          46,105         48,143          48,597

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(449)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A
    End of period                          $11.23           N/A
  Accumulation units outstanding
  at the end of period                      976             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(803)

  Accumulation unit value:
    Beginning of period                    $13.33          $13.52          $11.70         $10.99           N/A
    End of period                          $7.45           $13.33          $13.52         $11.70           N/A
  Accumulation units outstanding
  at the end of period                     52,079          86,304         123,361         81,691           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(803)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(891)

  Accumulation unit value:
    Beginning of period                    $12.25          $10.58          $10.39         $10.28           N/A
    End of period                          $6.97           $12.25          $10.58         $10.39           N/A
  Accumulation units outstanding
  at the end of period                     6,843           9,453           7,282           6,112           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(891)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                    $11.44           N/A             N/A             N/A            N/A
    End of period                          $6.03            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,607            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(615)

  Accumulation unit value:
    Beginning of period                    $33.17          $25.22          $21.48         $16.15          $14.31
    End of period                          $20.04          $33.17          $25.22         $21.48          $16.15
  Accumulation units outstanding
  at the end of period                     11,722          16,723          16,641         16,766          10,927

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(456)

  Accumulation unit value:
    Beginning of period                    $12.82          $12.56          $12.34          $9.25          $8.08
    End of period                          $6.28           $12.82          $12.56         $12.34          $9.25
  Accumulation units outstanding
  at the end of period                     3,279           4,770           9,887          13,307          8,692

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(456)

  Accumulation unit value:
    Beginning of period                    $7.46            N/A
    End of period                          $8.08            N/A
  Accumulation units outstanding
  at the end of period                     3,981            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $6.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,942            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(452)

  Accumulation unit value:
    Beginning of period                    $14.97          $14.33          $13.43         $12.34          $10.96
    End of period                          $9.08           $14.97          $14.33         $13.43          $12.34
  Accumulation units outstanding
  at the end of period                     12,864          29,461          46,844         55,579          42,068

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(452)

  Accumulation unit value:
    Beginning of period                    $10.53           N/A
    End of period                          $10.96           N/A
  Accumulation units outstanding
  at the end of period                      610             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(530)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.45          $10.23         $10.08          $9.77
    End of period                          $7.08           $11.68          $11.45         $10.23          $10.08
  Accumulation units outstanding
  at the end of period                     6,547           10,730          38,929         37,587          40,004

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(530)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $8.06            N/A             N/A             N/A            N/A
    End of period                          $5.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,734            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(449)

  Accumulation unit value:
    Beginning of period                    $16.78          $19.28          $18.11         $17.10          $15.62
    End of period                          $9.78           $16.78          $19.28         $18.11          $17.10
  Accumulation units outstanding
  at the end of period                     7,492           7,575           10,361          9,197          5,829

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(449)

  Accumulation unit value:
    Beginning of period                    $15.36           N/A
    End of period                          $15.62           N/A
  Accumulation units outstanding
  at the end of period                     3,460            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(546)

  Accumulation unit value:
    Beginning of period                    $13.93          $14.64          $12.81         $12.64          $11.53
    End of period                          $8.81           $13.93          $14.64         $12.81          $12.64
  Accumulation units outstanding
  at the end of period                     12,615          22,854          65,301         69,563          40,614

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(839)

  Accumulation unit value:
    Beginning of period                    $6.26           $5.63           $5.29           $5.10           N/A
    End of period                          $3.45           $6.26           $5.63           $5.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              344            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(711)

  Accumulation unit value:
    Beginning of period                    $17.13          $14.74          $15.38         $11.39          $10.70
    End of period                          $8.75           $17.13          $14.74         $15.38          $11.39
  Accumulation units outstanding
  at the end of period                     15,094          21,435          23,590         14,914          4,860

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(711)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(713)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.86          $11.79         $11.04          $10.64
    End of period                          $7.70           $13.84          $12.86         $11.79          $11.04
  Accumulation units outstanding
  at the end of period                       -             1,264           4,304           1,238          10,272

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $14.00          $13.54          $11.91         $10.77          $9.39
    End of period                          $8.05           $14.00          $13.54         $11.91          $10.77
  Accumulation units outstanding
  at the end of period                      279            19,617           273             287             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $8.77            N/A
    End of period                          $9.39            N/A
  Accumulation units outstanding
  at the end of period                     2,281            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1791)

  Accumulation unit value:
    Beginning of period                    $8.29            N/A             N/A             N/A            N/A
    End of period                          $4.10            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      361             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.93           N/A             N/A             N/A            N/A
    End of period                          $10.11           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,168            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(645)

  Accumulation unit value:
    Beginning of period                    $13.36          $12.70          $12.62         $12.68          $12.58
    End of period                          $13.04          $13.36          $12.70         $12.62          $12.68
  Accumulation units outstanding
  at the end of period                     25,953          2,099           2,157            913            568

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(645)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(815)

  Accumulation unit value:
    Beginning of period                    $18.59          $20.62          $18.64         $16.71           N/A
    End of period                          $10.75          $18.59          $20.62         $18.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.14          $12.62          $11.75         $11.88          $11.59
    End of period                          $8.17           $12.14          $12.62         $11.75          $11.88
  Accumulation units outstanding
  at the end of period                     9,404           5,623           5,666           5,583          5,535

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(449)

  Accumulation unit value:
    Beginning of period                    $17.80          $19.40          $17.66         $17.31          $16.23
    End of period                          $9.14           $17.80          $19.40         $17.66          $17.31
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(449)

  Accumulation unit value:
    Beginning of period                    $15.33           N/A
    End of period                          $16.23           N/A
  Accumulation units outstanding
  at the end of period                     1,305            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $8.39            N/A             N/A             N/A            N/A
    End of period                          $6.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      862             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $6.69            N/A             N/A             N/A            N/A
    End of period                          $7.02            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,164            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.50          $13.67          $12.16         $11.53          $10.63
    End of period                          $8.58           $14.50          $13.67         $12.16          $11.53
  Accumulation units outstanding
  at the end of period                     37,306          22,049         150,998         146,336        105,396

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(945)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.87          $10.37         $10.21           N/A
    End of period                          $9.42           $11.24          $10.87         $10.37           N/A
  Accumulation units outstanding
  at the end of period                     5,248           21,518          9,966           5,142           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(486)

  Accumulation unit value:
    Beginning of period                    $14.39          $13.61          $12.27         $11.74          $10.84
    End of period                          $9.04           $14.39          $13.61         $12.27          $11.74
  Accumulation units outstanding
  at the end of period                     28,265          50,899          89,162         100,545         96,667

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(486)

  Accumulation unit value:
    Beginning of period                    $10.84           N/A
    End of period                          $10.84           N/A
  Accumulation units outstanding
  at the end of period                      349             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(815)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.47          $10.69         $10.18           N/A
    End of period                          $9.20           $12.01          $11.47         $10.69           N/A
  Accumulation units outstanding
  at the end of period                     18,281          31,442          24,915         11,951           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(452)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.94          $11.86         $11.46          $10.76
    End of period                          $9.63           $13.67          $12.94         $11.86          $11.46
  Accumulation units outstanding
  at the end of period                     48,387          57,716          99,980         82,983          59,260

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(452)

  Accumulation unit value:
    Beginning of period                    $10.32           N/A
    End of period                          $10.76           N/A
  Accumulation units outstanding
  at the end of period                     1,246            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $6.29            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,527            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(449)

  Accumulation unit value:
    Beginning of period                    $23.76          $22.74          $20.58         $20.10          $18.65
    End of period                          $18.32          $23.76          $22.74         $20.58          $20.10
  Accumulation units outstanding
  at the end of period                     9,382           2,380           1,967           1,978            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(449)

  Accumulation unit value:
    Beginning of period                    $17.94           N/A
    End of period                          $18.65           N/A
  Accumulation units outstanding
  at the end of period                     1,115            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(544)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.84          $10.67         $10.68          $10.84
    End of period                          $10.97          $11.04          $10.84         $10.67          $10.68
  Accumulation units outstanding
  at the end of period                     3,247             -             8,934           7,929            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(544)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(449)

  Accumulation unit value:
    Beginning of period                    $20.65          $19.70          $16.75         $15.93          $14.28
    End of period                          $13.39          $20.65          $19.70         $16.75          $15.93
  Accumulation units outstanding
  at the end of period                      305             305             305             389            389

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(449)

  Accumulation unit value:
    Beginning of period                    $13.52           N/A
    End of period                          $14.28           N/A
  Accumulation units outstanding
  at the end of period                     1,480            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $27.48          $25.67          $23.22         $22.51          $21.07
    End of period                          $15.27          $27.48          $25.67         $23.22          $22.51
  Accumulation units outstanding
  at the end of period                     7,147           5,592           9,824          11,733          11,094

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $19.98           N/A
    End of period                          $21.07           N/A
  Accumulation units outstanding
  at the end of period                     1,828            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $38.37          $33.67          $32.42         $29.22          $25.46
    End of period                          $22.14          $38.37          $33.67         $32.42          $29.22
  Accumulation units outstanding
  at the end of period                     3,843           1,881           3,672           3,724          4,206

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $24.84           N/A
    End of period                          $25.46           N/A
  Accumulation units outstanding
  at the end of period                     1,211            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(449)

  Accumulation unit value:
    Beginning of period                    $14.62          $14.91          $12.78         $12.38          $11.05
    End of period                          $8.46           $14.62          $14.91         $12.78          $12.38
  Accumulation units outstanding
  at the end of period                     8,023           10,709          31,171         35,545          36,059

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(449)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A
    End of period                          $11.05           N/A
  Accumulation units outstanding
  at the end of period                     5,109            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.82%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(871)

  Accumulation unit value:
    Beginning of period                    $12.58          $15.23          $11.48         $11.07           N/A
    End of period                          $7.86           $12.58          $15.23         $11.48           N/A
  Accumulation units outstanding
  at the end of period                     3,513           3,127           3,148           3,596           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(871)

  Accumulation unit value:
    Beginning of period                    $13.15          $11.69          $11.15         $10.67           N/A
    End of period                          $7.97           $13.15          $11.69         $11.15           N/A
  Accumulation units outstanding
  at the end of period                     1,824           1,804           1,886           1,865           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(871)

  Accumulation unit value:
    Beginning of period                    $25.91          $22.09          $20.06         $18.92           N/A
    End of period                          $14.49          $25.91          $22.09         $20.06           N/A
  Accumulation units outstanding
  at the end of period                      915             929             993            1,052           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(871)

  Accumulation unit value:
    Beginning of period                    $25.14          $23.57          $23.18         $22.53           N/A
    End of period                          $14.45          $25.14          $23.57         $23.18           N/A
  Accumulation units outstanding
  at the end of period                      474             442             463             441            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(871)

  Accumulation unit value:
    Beginning of period                    $17.16          $16.50          $16.21         $16.29           N/A
    End of period                          $15.82          $17.16          $16.50         $16.21           N/A
  Accumulation units outstanding
  at the end of period                     1,280           1,366           1,307           1,221           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $14.04          $14.08           N/A             N/A            N/A
    End of period                          $14.54          $14.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,989           3,895            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(871)

  Accumulation unit value:
    Beginning of period                    $17.45          $18.44          $16.55         $16.22           N/A
    End of period                          $10.36          $17.45          $18.44         $16.55           N/A
  Accumulation units outstanding
  at the end of period                      675             546             613             613            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(839)

  Accumulation unit value:
    Beginning of period                    $10.80          $11.44          $10.48         $10.47           N/A
    End of period                          $6.80           $10.80          $11.44         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(839)

  Accumulation unit value:
    Beginning of period                    $10.10          $10.29          $8.17           $8.58           N/A
    End of period                          $5.30           $10.10          $10.29          $8.17           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(839)

  Accumulation unit value:
    Beginning of period                    $17.22          $15.95          $11.70         $10.69           N/A
    End of period                          $8.62           $17.22          $15.95         $11.70           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(928)

  Accumulation unit value:
    Beginning of period                    $13.32          $13.51          $11.70         $11.07           N/A
    End of period                          $7.44           $13.32          $13.51         $11.70           N/A
  Accumulation units outstanding
  at the end of period                     17,995          19,333          6,567           6,793           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(928)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(839)

  Accumulation unit value:
    Beginning of period                    $12.25          $10.58          $10.39         $10.12           N/A
    End of period                          $6.96           $12.25          $10.58         $10.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(928)

  Accumulation unit value:
    Beginning of period                    $33.13          $25.20          $21.45         $21.02           N/A
    End of period                          $20.02          $33.13          $25.20         $21.45           N/A
  Accumulation units outstanding
  at the end of period                       -              900            1,051            974            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(928)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(839)

  Accumulation unit value:
    Beginning of period                    $13.92          $14.63          $12.81         $11.87           N/A
    End of period                          $8.81           $13.92          $14.63         $12.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(839)

  Accumulation unit value:
    Beginning of period                    $17.12          $14.74          $15.37         $12.35           N/A
    End of period                          $8.75           $17.12          $14.74         $15.37           N/A
  Accumulation units outstanding
  at the end of period                       -              806             869             783            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                    $13.84          $13.68           N/A             N/A            N/A
    End of period                          $7.70           $13.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,138          12,024           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(871)

  Accumulation unit value:
    Beginning of period                    $13.35          $12.68          $12.61         $12.74           N/A
    End of period                          $13.03          $13.35          $12.68         $12.61           N/A
  Accumulation units outstanding
  at the end of period                     7,301           8,621           4,206           3,903           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(871)

  Accumulation unit value:
    Beginning of period                    $12.12          $12.61          $11.73         $11.84           N/A
    End of period                          $8.16           $12.12          $12.61         $11.73           N/A
  Accumulation units outstanding
  at the end of period                     5,514           4,951           2,619           2,521           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(451)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.60          $12.26         $11.73          $10.83
    End of period                          $9.03           $14.37          $13.60         $12.26          $11.73
  Accumulation units outstanding
  at the end of period                     1,645           1,722           1,792           1,863          1,937

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(451)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A
    End of period                          $10.83           N/A
  Accumulation units outstanding
  at the end of period                     1,937            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $13.65          $12.93          $11.85         $11.46          $10.75
    End of period                          $9.62           $13.65          $12.93         $11.85          $11.46
  Accumulation units outstanding
  at the end of period                     4,932           5,162           5,373           5,587          5,807

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A
    End of period                          $10.75           N/A
  Accumulation units outstanding
  at the end of period                     5,807            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.845%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(897)

  Accumulation unit value:
    Beginning of period                    $12.57          $15.22          $11.48         $10.92           N/A
    End of period                          $7.86           $12.57          $15.22         $11.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -              398             422            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(863)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.37          $12.01         $11.67           N/A
    End of period                          $8.48           $14.47          $13.37         $12.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(863)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.83          $25.46           N/A             N/A            N/A
    End of period                          $14.44          $25.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              312             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.53          $10.50           N/A             N/A            N/A
    End of period                          $6.41           $13.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              611             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(628)

  Accumulation unit value:
    Beginning of period                    $22.00          $20.19          $17.30         $17.36          $14.58
    End of period                          $13.20          $22.00          $20.19         $17.30          $17.36
  Accumulation units outstanding
  at the end of period                     1,471           1,472           1,472           1,473          1,473

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.73            N/A             N/A             N/A            N/A
    End of period                          $6.10            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,629            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(863)

  Accumulation unit value:
    Beginning of period                    $17.09          $16.44          $16.16         $16.24           N/A
    End of period                          $15.76          $17.09          $16.44         $16.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(863)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                    $12.57          $12.58          $11.18         $10.85           N/A
    End of period                          $7.81           $12.57          $12.58         $11.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                    $15.25          $14.02          $10.93         $10.93           N/A
    End of period                          $8.23           $15.25          $14.02         $10.93           N/A
  Accumulation units outstanding
  at the end of period                       -              236             689             443            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(863)

  Accumulation unit value:
    Beginning of period                    $13.98          $13.53          $13.49         $13.67           N/A
    End of period                          $14.48          $13.98          $13.53         $13.49           N/A
  Accumulation units outstanding
  at the end of period                     1,365             -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(863)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.81          $11.16           N/A             N/A            N/A
    End of period                          $6.71           $13.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              590             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(689)

  Accumulation unit value:
    Beginning of period                    $17.41          $18.40          $16.52         $15.62          $13.69
    End of period                          $10.33          $17.41          $18.40         $16.52          $15.62
  Accumulation units outstanding
  at the end of period                     1,251           1,251           1,251           1,251          1,251

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(863)

  Accumulation unit value:
    Beginning of period                    $13.87          $15.32          $13.49         $13.35           N/A
    End of period                          $8.28           $13.87          $15.32         $13.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(863)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.62          $10.54         $10.63           N/A
    End of period                          $11.07          $10.99          $10.62         $10.54           N/A
  Accumulation units outstanding
  at the end of period                       -               47              -              248            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.55           $5.47           $4.72            N/A            N/A
    End of period                          $3.26           $5.55           $5.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,067            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(619)

  Accumulation unit value:
    Beginning of period                    $10.08          $10.27          $8.16           $8.90          $8.22
    End of period                          $5.29           $10.08          $10.27          $8.16          $8.90
  Accumulation units outstanding
  at the end of period                       -               -              344             441            413

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(619)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                    $10.21          $11.67          $10.18           N/A            N/A
    End of period                          $5.02           $10.21          $11.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              393             899             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(724)

  Accumulation unit value:
    Beginning of period                    $17.19          $15.92          $11.69         $10.91          $10.81
    End of period                          $8.60           $17.19          $15.92         $11.69          $10.91
  Accumulation units outstanding
  at the end of period                     1,603           1,121           1,596           1,414           206

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(820)

  Accumulation unit value:
    Beginning of period                    $18.79          $17.52          $14.35         $12.56           N/A
    End of period                          $10.43          $18.79          $17.52         $14.35           N/A
  Accumulation units outstanding
  at the end of period                       -              189             162             203            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(820)

  Accumulation unit value:
    Beginning of period                    $13.31          $13.50          $11.69         $10.48           N/A
    End of period                          $7.44           $13.31          $13.50         $11.69           N/A
  Accumulation units outstanding
  at the end of period                       -             4,375           4,512           2,425           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(897)

  Accumulation unit value:
    Beginning of period                    $33.06          $25.15          $21.42         $20.78           N/A
    End of period                          $19.97          $33.06          $25.15         $21.42           N/A
  Accumulation units outstanding
  at the end of period                       -              263              -              568            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(619)

  Accumulation unit value:
    Beginning of period                    $14.94          $14.30          $13.42         $12.32          $11.04
    End of period                          $9.06           $14.94          $14.30         $13.42          $12.32
  Accumulation units outstanding
  at the end of period                       -              199             396             499            307

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(619)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(619)

  Accumulation unit value:
    Beginning of period                    $11.65          $11.43          $10.22         $10.07          $9.27
    End of period                          $7.06           $11.65          $11.43         $10.22          $10.07
  Accumulation units outstanding
  at the end of period                       -              254             510             639            366

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(619)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(619)

  Accumulation unit value:
    Beginning of period                    $13.90          $14.61          $12.80         $12.63          $11.02
    End of period                          $8.79           $13.90          $14.61         $12.80          $12.63
  Accumulation units outstanding
  at the end of period                       -              205             406             511            308

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(619)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $6.25           $5.61           $5.28           $5.28           N/A
    End of period                          $3.44           $6.25           $5.61           $5.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              459            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(922)

  Accumulation unit value:
    Beginning of period                    $17.11          $14.73          $15.37         $14.16           N/A
    End of period                          $8.74           $17.11          $14.73         $15.37           N/A
  Accumulation units outstanding
  at the end of period                     1,596           1,373           1,566           1,290           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(922)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1064)

  Accumulation unit value:
    Beginning of period                    $13.83          $12.85          $12.55           N/A            N/A
    End of period                          $7.69           $13.83          $12.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,809           1,157           1,243            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(628)

  Accumulation unit value:
    Beginning of period                    $13.96          $13.51          $11.89         $10.75          $8.94
    End of period                          $8.03           $13.96          $13.51         $11.89          $10.75
  Accumulation units outstanding
  at the end of period                     1,931           1,932           1,932           1,933          1,934

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.93           N/A             N/A             N/A            N/A
    End of period                          $10.10           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,972            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1163)

  Accumulation unit value:
    Beginning of period                    $13.31          $12.66          $12.68           N/A            N/A
    End of period                          $12.99          $13.31          $12.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1163)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(1163)

  Accumulation unit value:
    Beginning of period                    $12.09          $12.58          $12.14           N/A            N/A
    End of period                          $8.14           $12.09          $12.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(1163)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.45          $13.62          $12.13         $11.50          $10.61
    End of period                          $8.55           $14.45          $13.62         $12.13          $11.50
  Accumulation units outstanding
  at the end of period                      787             711            1,946           2,287          1,724

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.24           N/A             N/A             N/A            N/A
    End of period                          $9.41            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,141            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(674)

  Accumulation unit value:
    Beginning of period                    $14.34          $13.57          $12.23         $11.71          $10.89
    End of period                          $9.01           $14.34          $13.57         $12.23          $11.71
  Accumulation units outstanding
  at the end of period                       -               -              248             320            316

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(733)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.46          $10.68         $10.47          $10.41
    End of period                          $9.19           $12.00          $11.46         $10.68          $10.47
  Accumulation units outstanding
  at the end of period                       -               -               -            28,664          5,287

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(724)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.90          $11.83         $11.44          $11.29
    End of period                          $9.60           $13.62          $12.90         $11.83          $11.44
  Accumulation units outstanding
  at the end of period                     7,462           7,083           7,037           6,902           492

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(724)

  Accumulation unit value:
    Beginning of period                    $23.66          $22.65          $20.50         $20.03          $19.79
    End of period                          $18.23          $23.66          $22.65         $20.50          $20.03
  Accumulation units outstanding
  at the end of period                      368             442             416             384             56

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(607)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.80          $10.63         $10.64          $10.74
    End of period                          $10.91          $10.99          $10.80         $10.63          $10.64
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(607)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(724)

  Accumulation unit value:
    Beginning of period                    $20.61          $19.67          $16.73         $15.92          $15.66
    End of period                          $13.35          $20.61          $19.67         $16.73          $15.92
  Accumulation units outstanding
  at the end of period                      495             499             480             474             71

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(863)

  Accumulation unit value:
    Beginning of period                    $27.36          $25.57          $23.14         $22.03           N/A
    End of period                          $15.20          $27.36          $25.57         $23.14           N/A
  Accumulation units outstanding
  at the end of period                      842             842              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(863)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(628)

  Accumulation unit value:
    Beginning of period                    $38.19          $33.53          $32.30         $29.12          $24.92
    End of period                          $22.03          $38.19          $33.53         $32.30          $29.12
  Accumulation units outstanding
  at the end of period                      204             204             204             204            205

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(628)

  Accumulation unit value:
    Beginning of period                    $14.58          $14.87          $12.75         $12.36          $11.06
    End of period                          $8.43           $14.58          $14.87         $12.75          $12.36
  Accumulation units outstanding
  at the end of period                     2,401           2,402           2,402           2,403          2,403

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.85%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(853)

  Accumulation unit value:
    Beginning of period                    $12.57          $15.22          $11.48         $10.82           N/A
    End of period                          $7.85           $12.57          $15.22         $11.48           N/A
  Accumulation units outstanding
  at the end of period                       74             210             816             878            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(751)

  Accumulation unit value:
    Beginning of period                    $16.03          $15.03          $12.61         $11.32           N/A
    End of period                          $9.20           $16.03          $15.03         $12.61           N/A
  Accumulation units outstanding
  at the end of period                     3,491           3,451           3,567           3,947           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(751)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $13.13          $11.67          $11.13         $10.68          $9.99
    End of period                          $7.95           $13.13          $11.67         $11.13          $10.68
  Accumulation units outstanding
  at the end of period                      212              94              51             49              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $8.89            N/A
    End of period                          $9.99            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $14.46          $13.36          $12.01         $11.39          $10.97
    End of period                          $8.47           $14.46          $13.36         $12.01          $11.39
  Accumulation units outstanding
  at the end of period                      873             840             909             922             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $9.53            N/A
    End of period                          $10.97           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(335)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.98          $10.19          $9.53          $8.96
    End of period                          $8.03           $11.52          $10.98         $10.19          $9.53
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(335)

  Accumulation unit value:
    Beginning of period                    $8.44            N/A
    End of period                          $8.96            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.81          $26.69           N/A             N/A            N/A
    End of period                          $14.43          $25.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              423             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(860)

  Accumulation unit value:
    Beginning of period                    $25.05          $23.49          $23.10         $22.10           N/A
    End of period                          $14.39          $25.05          $23.49         $23.10           N/A
  Accumulation units outstanding
  at the end of period                      149             248             242             226            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(860)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.53          $11.32           N/A             N/A            N/A
    End of period                          $6.41           $13.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              827             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(563)

  Accumulation unit value:
    Beginning of period                    $16.34          $16.72          $15.31         $15.24          $14.89
    End of period                          $9.68           $16.34          $16.72         $15.31          $15.24
  Accumulation units outstanding
  at the end of period                     1,217           1,233           1,185           1,192            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(608)

  Accumulation unit value:
    Beginning of period                    $21.99          $20.18          $17.29         $17.35          $15.76
    End of period                          $13.19          $21.99          $20.18         $17.29          $17.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $8.74            N/A             N/A             N/A            N/A
    End of period                          $6.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      274             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $7.28            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      574             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $11.35          $12.42          $10.83         $10.84           N/A
    End of period                          $7.38           $11.35          $12.42         $10.83           N/A
  Accumulation units outstanding
  at the end of period                      516              27              12             13             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(335)

  Accumulation unit value:
    Beginning of period                    $17.08          $16.44          $16.16         $16.20          $15.59
    End of period                          $15.75          $17.08          $16.44         $16.16          $16.20
  Accumulation units outstanding
  at the end of period                       61              43              21             565             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(335)

  Accumulation unit value:
    Beginning of period                    $15.32           N/A
    End of period                          $15.59           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(860)

  Accumulation unit value:
    Beginning of period                    $12.56          $12.57          $11.18         $10.71           N/A
    End of period                          $7.80           $12.56          $12.57         $11.18           N/A
  Accumulation units outstanding
  at the end of period                       -              459             467             467            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(860)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $9.42            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      438             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(372)

  Accumulation unit value:
    Beginning of period                    $15.25          $14.01          $10.92          $9.48          $7.96
    End of period                          $8.22           $15.25          $14.01         $10.92          $9.48
  Accumulation units outstanding
  at the end of period                      977             667            1,338            722             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(372)

  Accumulation unit value:
    Beginning of period                    $6.34            N/A
    End of period                          $7.96            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                    $21.62          $20.58          $18.85         $18.89           N/A
    End of period                          $11.68          $21.62          $20.58         $18.85           N/A
  Accumulation units outstanding
  at the end of period                       37              14              7               7             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(335)

  Accumulation unit value:
    Beginning of period                    $13.99          $13.53          $13.48         $13.55          $13.43
    End of period                          $14.48          $13.99          $13.53         $13.48          $13.55
  Accumulation units outstanding
  at the end of period                     1,516           2,927           2,760           2,516            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(335)

  Accumulation unit value:
    Beginning of period                    $14.04           N/A
    End of period                          $13.43           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.81          $12.28           N/A             N/A            N/A
    End of period                          $6.71           $13.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      176             799             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(335)

  Accumulation unit value:
    Beginning of period                    $17.41          $18.39          $16.52         $15.62          $12.88
    End of period                          $10.33          $17.41          $18.39         $16.52          $15.62
  Accumulation units outstanding
  at the end of period                     1,495           1,417           1,401           1,006            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(335)

  Accumulation unit value:
    Beginning of period                    $10.85           N/A
    End of period                          $12.88           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(335)

  Accumulation unit value:
    Beginning of period                    $13.86          $15.31          $13.48         $13.25          $11.82
    End of period                          $8.27           $13.86          $15.31         $13.48          $13.25
  Accumulation units outstanding
  at the end of period                      877             849             806             811             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(335)

  Accumulation unit value:
    Beginning of period                    $9.37            N/A
    End of period                          $11.82           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(468)

  Accumulation unit value:
    Beginning of period                    $10.78          $11.42          $10.46         $11.09          $9.36
    End of period                          $6.79           $10.78          $11.42         $10.46          $11.09
  Accumulation units outstanding
  at the end of period                      803            1,110           1,273            603            167

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(468)

  Accumulation unit value:
    Beginning of period                    $8.80            N/A
    End of period                          $9.36            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(335)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.62          $10.54         $10.64          $10.57
    End of period                          $11.07          $10.98          $10.62         $10.54          $10.64
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(335)

  Accumulation unit value:
    Beginning of period                    $10.79           N/A
    End of period                          $10.57           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.55           $5.47           $4.72            N/A            N/A
    End of period                          $3.25           $5.55           $5.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,705            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(607)

  Accumulation unit value:
    Beginning of period                    $10.08          $10.27          $8.15           $8.89          $8.39
    End of period                          $5.29           $10.08          $10.27          $8.15          $8.89
  Accumulation units outstanding
  at the end of period                      359             940            2,783           2,649           211

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(607)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $10.21          $11.67          $11.41           N/A            N/A
    End of period                          $5.02           $10.21          $11.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                      623              -              808             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(397)

  Accumulation unit value:
    Beginning of period                    $8.91           $8.84           $7.78           $7.68          $7.10
    End of period                          $5.38           $8.91           $8.84           $7.78          $7.68
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(397)

  Accumulation unit value:
    Beginning of period                    $6.31            N/A
    End of period                          $7.10            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(372)

  Accumulation unit value:
    Beginning of period                    $17.19          $15.92          $11.69         $10.91          $8.76
    End of period                          $8.60           $17.19          $15.92         $11.69          $10.91
  Accumulation units outstanding
  at the end of period                      369             510            1,048            566            166

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(372)

  Accumulation unit value:
    Beginning of period                    $7.49            N/A
    End of period                          $8.76            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.78          $10.44          $9.86          $9.98
    End of period                          $8.41           $11.27          $10.78         $10.44          $9.86
  Accumulation units outstanding
  at the end of period                      210              -               -              173             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(335)

  Accumulation unit value:
    Beginning of period                    $18.79          $17.52          $14.35         $13.03          $11.22
    End of period                          $10.43          $18.79          $17.52         $14.35          $13.03
  Accumulation units outstanding
  at the end of period                      451             495             681             805             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(335)

  Accumulation unit value:
    Beginning of period                    $8.75            N/A
    End of period                          $11.22           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(742)

  Accumulation unit value:
    Beginning of period                    $13.31          $13.50          $11.69         $10.49           N/A
    End of period                          $7.43           $13.31          $13.50         $11.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            12,101           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(742)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(860)

  Accumulation unit value:
    Beginning of period                    $12.24          $10.57          $10.39          $9.90           N/A
    End of period                          $6.96           $12.24          $10.57         $10.39           N/A
  Accumulation units outstanding
  at the end of period                      248            1,100            845             758            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(860)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $33.05          $25.14          $21.42         $14.19          $16.11
    End of period                          $19.96          $33.05          $25.14         $21.42          $14.19
  Accumulation units outstanding
  at the end of period                      264             647             290            1,040            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(563)

  Accumulation unit value:
    Beginning of period                    $12.78          $12.52          $12.31          $9.23          $8.35
    End of period                          $6.26           $12.78          $12.52         $12.31          $9.23
  Accumulation units outstanding
  at the end of period                      907             874            1,047            546            202

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(397)

  Accumulation unit value:
    Beginning of period                    $14.93          $14.30          $13.41         $12.32          $10.95
    End of period                          $9.06           $14.93          $14.30         $13.41          $12.32
  Accumulation units outstanding
  at the end of period                      198              -              195             305             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(397)

  Accumulation unit value:
    Beginning of period                    $9.70            N/A
    End of period                          $10.95           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(415)

  Accumulation unit value:
    Beginning of period                    $11.65          $11.43          $10.22         $10.07          $9.41
    End of period                          $7.06           $11.65          $11.43         $10.22          $10.07
  Accumulation units outstanding
  at the end of period                       -               -              256            2,816            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(415)

  Accumulation unit value:
    Beginning of period                    $8.70            N/A
    End of period                          $9.41            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(607)

  Accumulation unit value:
    Beginning of period                    $16.72          $19.22          $18.06         $17.06          $15.39
    End of period                          $9.74           $16.72          $19.22         $18.06          $17.06
  Accumulation units outstanding
  at the end of period                       -               -              350             461            109

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(607)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(397)

  Accumulation unit value:
    Beginning of period                    $13.90          $14.61          $12.79         $12.63          $11.07
    End of period                          $8.79           $13.90          $14.61         $12.79          $12.63
  Accumulation units outstanding
  at the end of period                      186             228             198             98              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(397)

  Accumulation unit value:
    Beginning of period                    $9.70            N/A
    End of period                          $11.07           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $6.24           $5.61           $5.28           $5.28           N/A
    End of period                          $3.43           $6.24           $5.61           $5.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              734            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(773)

  Accumulation unit value:
    Beginning of period                    $17.11          $14.73          $15.37         $12.13           N/A
    End of period                          $8.74           $17.11          $14.73         $15.37           N/A
  Accumulation units outstanding
  at the end of period                      988            1,456           2,373           4,546           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(742)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.84          $11.78         $10.72           N/A
    End of period                          $7.69           $13.82          $12.84         $11.78           N/A
  Accumulation units outstanding
  at the end of period                      978            1,612           5,636           6,182           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(742)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $13.95          $13.50          $11.89         $10.75          $9.38
    End of period                          $8.02           $13.95          $13.50         $11.89          $10.75
  Accumulation units outstanding
  at the end of period                       71              29              15             15              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $7.18            N/A
    End of period                          $9.38            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(264)

  Accumulation unit value:
    Beginning of period                    $13.31          $12.65          $12.58         $12.65          $12.46
    End of period                          $12.99          $13.31          $12.65         $12.58          $12.65
  Accumulation units outstanding
  at the end of period                     3,380           3,169           2,983           4,111            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(264)

  Accumulation unit value:
    Beginning of period                    $12.28           N/A
    End of period                          $12.46           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(911)

  Accumulation unit value:
    Beginning of period                    $18.58          $20.59          $18.57         $18.02           N/A
    End of period                          $10.75          $18.58          $20.59         $18.57           N/A
  Accumulation units outstanding
  at the end of period                       40              16              7               7             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.13          $12.59          $11.71         $11.85          $11.56
    End of period                          $8.17           $12.13          $12.59         $11.71          $11.85
  Accumulation units outstanding
  at the end of period                      148              26              12             12              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(372)

  Accumulation unit value:
    Beginning of period                    $17.71          $19.31          $17.58         $17.24          $16.16
    End of period                          $9.09           $17.71          $19.31         $17.58          $17.24
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(372)

  Accumulation unit value:
    Beginning of period                    $14.54           N/A
    End of period                          $16.16           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(256)

  Accumulation unit value:
    Beginning of period                    $14.45          $13.62          $12.12         $11.50          $10.51
    End of period                          $8.54           $14.45          $13.62         $12.12          $11.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(256)

  Accumulation unit value:
    Beginning of period                    $8.48            N/A
    End of period                          $10.51           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.86          $10.36         $10.17           N/A
    End of period                          $9.41           $11.22          $10.86         $10.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,032           2,337           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(595)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.57          $12.23         $10.95          $11.71
    End of period                          $9.00           $14.33          $13.57         $12.23          $10.95
  Accumulation units outstanding
  at the end of period                     17,318          17,366          16,720         12,099            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.46          $10.68         $10.33           N/A
    End of period                          $9.18           $12.00          $11.46         $10.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -              729             568            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(397)

  Accumulation unit value:
    Beginning of period                    $13.61          $12.89          $11.83         $11.43          $10.74
    End of period                          $9.59           $13.61          $12.89         $11.83          $11.43
  Accumulation units outstanding
  at the end of period                     1,701           1,899           1,995           2,100            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(397)

  Accumulation unit value:
    Beginning of period                    $9.98            N/A
    End of period                          $10.74           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                    $23.65          $22.64          $20.50         $20.03          $18.58
    End of period                          $18.22          $23.65          $22.64         $20.50          $20.03
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                    $16.72           N/A
    End of period                          $18.58           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(911)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.78          $10.61         $10.60           N/A
    End of period                          $10.90          $10.97          $10.78         $10.61           N/A
  Accumulation units outstanding
  at the end of period                     2,323           1,110           1,823            22             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(335)

  Accumulation unit value:
    Beginning of period                    $20.61          $19.67          $16.73         $15.92          $14.27
    End of period                          $13.35          $20.61          $19.67         $16.73          $15.92
  Accumulation units outstanding
  at the end of period                     1,081            910             845             14              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(335)

  Accumulation unit value:
    Beginning of period                    $11.84           N/A
    End of period                          $14.27           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $27.35          $25.56          $23.13         $22.43          $21.00
    End of period                          $15.19          $27.35          $25.56         $23.13          $22.43
  Accumulation units outstanding
  at the end of period                      856             761             783             791             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $18.07           N/A
    End of period                          $21.00           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $38.17          $33.51          $32.29         $29.11          $25.38
    End of period                          $22.02          $38.17          $33.51         $32.29          $29.11
  Accumulation units outstanding
  at the end of period                      508             448             486             474             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $20.98           N/A
    End of period                          $25.38           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(335)

  Accumulation unit value:
    Beginning of period                    $14.58          $14.87          $12.75         $12.36          $11.03
    End of period                          $8.43           $14.58          $14.87         $12.75          $12.36
  Accumulation units outstanding
  at the end of period                     1,676           1,527           2,357           2,302            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(335)

  Accumulation unit value:
    Beginning of period                    $9.19            N/A
    End of period                          $11.03           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.86%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1021)

  Accumulation unit value:
    Beginning of period                    $12.57          $15.22          $12.38           N/A            N/A
    End of period                          $7.85           $12.57          $15.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,996           4,239           3,864            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $16.01          $15.01          $12.60         $11.71          $10.14
    End of period                          $9.19           $16.01          $15.01         $12.60          $11.71
  Accumulation units outstanding
  at the end of period                     4,321           1,670            225             107             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(634)

  Accumulation unit value:
    Beginning of period                    $13.12          $11.67          $11.13         $10.68          $9.47
    End of period                          $7.95           $13.12          $11.67         $11.13          $10.68
  Accumulation units outstanding
  at the end of period                     2,215           2,250           2,553           2,381          1,387

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(551)

  Accumulation unit value:
    Beginning of period                    $14.45          $13.35          $12.00         $11.39          $11.59
    End of period                          $8.46           $14.45          $13.35         $12.00          $11.39
  Accumulation units outstanding
  at the end of period                     1,052           1,053            951            1,094           521

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(655)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.97          $10.19          $9.52          $8.76
    End of period                          $8.02           $11.51          $10.97         $10.19          $9.52
  Accumulation units outstanding
  at the end of period                      809             894            7,065           1,009          1,048

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(655)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(918)

  Accumulation unit value:
    Beginning of period                    $25.78          $21.99          $19.97         $19.05           N/A
    End of period                          $14.41          $25.78          $21.99         $19.97           N/A
  Accumulation units outstanding
  at the end of period                     1,310             -               -              564            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(742)

  Accumulation unit value:
    Beginning of period                    $25.01          $23.46          $23.08         $22.01           N/A
    End of period                          $14.37          $25.01          $23.46         $23.08           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(742)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.53          $10.30           N/A             N/A            N/A
    End of period                          $6.41           $13.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,903           1,732            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(832)

  Accumulation unit value:
    Beginning of period                    $16.33          $16.71          $15.30         $14.84           N/A
    End of period                          $9.67           $16.33          $16.71         $15.30           N/A
  Accumulation units outstanding
  at the end of period                      109             109              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(832)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(634)

  Accumulation unit value:
    Beginning of period                    $21.96          $20.16          $17.28         $17.34          $14.27
    End of period                          $13.17          $21.96          $20.16         $17.28          $17.34
  Accumulation units outstanding
  at the end of period                      765             765             681            1,319           298

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.08           N/A             N/A            N/A
    End of period                          $6.09           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,627          22,485           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.79           $10.26           N/A             N/A            N/A
    End of period                          $5.65           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,912            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $7.28            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,720            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(959)

  Accumulation unit value:
    Beginning of period                    $11.29          $12.38          $10.82         $10.94           N/A
    End of period                          $7.34           $11.29          $12.38         $10.82           N/A
  Accumulation units outstanding
  at the end of period                      479            1,398           2,079             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(959)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(598)

  Accumulation unit value:
    Beginning of period                    $17.07          $16.42          $16.14         $16.18          $15.16
    End of period                          $15.73          $17.07          $16.42         $16.14          $16.18
  Accumulation units outstanding
  at the end of period                       -              552            1,294            305            288

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1196)

  Accumulation unit value:
    Beginning of period                    $12.55          $12.57          $12.45           N/A            N/A
    End of period                          $7.80           $12.55          $12.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                      738             142             149             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(733)

  Accumulation unit value:
    Beginning of period                    $15.23          $14.00          $10.91          $9.47          $9.41
    End of period                          $8.21           $15.23          $14.00         $10.91          $9.47
  Accumulation units outstanding
  at the end of period                     6,786           8,441           5,303            806            449

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $21.51          $21.82           N/A             N/A            N/A
    End of period                          $11.61          $21.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      636             457             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(742)

  Accumulation unit value:
    Beginning of period                    $13.97          $13.51          $13.47         $13.51           N/A
    End of period                          $14.46          $13.97          $13.51         $13.47           N/A
  Accumulation units outstanding
  at the end of period                     3,531             -             6,227            414            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(742)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.81          $10.89           N/A             N/A            N/A
    End of period                          $6.70           $13.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,712           4,807            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(551)

  Accumulation unit value:
    Beginning of period                    $17.39          $18.37          $16.50         $15.61          $13.99
    End of period                          $10.31          $17.39          $18.37         $16.50          $15.61
  Accumulation units outstanding
  at the end of period                     2,086           1,884           1,846           1,967          1,219

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(638)

  Accumulation unit value:
    Beginning of period                    $13.85          $15.29          $13.47         $13.24          $11.23
    End of period                          $8.26           $13.85          $15.29         $13.47          $13.24
  Accumulation units outstanding
  at the end of period                     2,832           3,124           3,322           5,456          1,786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(638)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(551)

  Accumulation unit value:
    Beginning of period                    $10.77          $11.41          $10.46         $11.08          $9.87
    End of period                          $6.78           $10.77          $11.41         $10.46          $11.08
  Accumulation units outstanding
  at the end of period                     12,198          19,596          28,116         35,856          29,715

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(563)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.61          $10.54         $10.64          $10.52
    End of period                          $11.06          $10.97          $10.61         $10.54          $10.64
  Accumulation units outstanding
  at the end of period                     7,926           6,269           5,522           2,693          1,268

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1209)

  Accumulation unit value:
    Beginning of period                    $5.54           $5.47           $5.32            N/A            N/A
    End of period                          $3.25           $5.54           $5.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              459              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1209)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(817)

  Accumulation unit value:
    Beginning of period                    $9.43           $10.53          $9.55           $9.20           N/A
    End of period                          $6.30           $9.43           $10.53          $9.55           N/A
  Accumulation units outstanding
  at the end of period                      395             384             399             385            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(551)

  Accumulation unit value:
    Beginning of period                    $10.07          $10.26          $8.15           $8.89          $8.86
    End of period                          $5.28           $10.07          $10.26          $8.15          $8.89
  Accumulation units outstanding
  at the end of period                     18,221          21,361          36,693         45,322          35,204

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1050)

  Accumulation unit value:
    Beginning of period                    $10.20          $11.67          $10.05           N/A            N/A
    End of period                          $5.02           $10.20          $11.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,930           2,050           2,603            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1050)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(747)

  Accumulation unit value:
    Beginning of period                    $8.89           $8.82           $7.77           $7.51           N/A
    End of period                          $5.37           $8.89           $8.82           $7.77           N/A
  Accumulation units outstanding
  at the end of period                     5,711           6,338           6,923           9,198           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(733)

  Accumulation unit value:
    Beginning of period                    $10.71          $13.34          $11.57         $11.22          $11.14
    End of period                          $5.14           $10.71          $13.34         $11.57          $11.22
  Accumulation units outstanding
  at the end of period                     1,869           1,410           1,376           1,435           380

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(551)

  Accumulation unit value:
    Beginning of period                    $17.17          $15.90          $11.68         $10.91          $9.57
    End of period                          $8.59           $17.17          $15.90         $11.68          $10.91
  Accumulation units outstanding
  at the end of period                     18,732          24,227          28,863         43,598          33,137

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(551)

  Accumulation unit value:
    Beginning of period                    $11.26          $10.77          $10.43          $9.97          $10.21
    End of period                          $8.40           $11.26          $10.77         $10.43          $9.97
  Accumulation units outstanding
  at the end of period                     3,942           3,682           5,776           2,810          1,857

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(563)

  Accumulation unit value:
    Beginning of period                    $18.78          $17.50          $14.34         $13.02          $11.48
    End of period                          $10.41          $18.78          $17.50         $14.34          $13.02
  Accumulation units outstanding
  at the end of period                     3,486           4,194           4,129           5,172          1,463

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.31          $13.50          $11.69         $10.87          $9.61
    End of period                          $7.43           $13.31          $13.50         $11.69          $10.87
  Accumulation units outstanding
  at the end of period                     61,727         135,269         173,265         129,284         6,148

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.63          $9.45            N/A            N/A
    End of period                          $6.15           $11.73          $10.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                      426            2,508           5,045            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(747)

  Accumulation unit value:
    Beginning of period                    $12.23          $10.57          $10.39         $10.40           N/A
    End of period                          $6.95           $12.23          $10.57         $10.39           N/A
  Accumulation units outstanding
  at the end of period                     13,088          15,024          11,522         20,237           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $33.03          $25.13          $21.41         $16.10          $14.19
    End of period                          $19.95          $33.03          $25.13         $21.41          $16.10
  Accumulation units outstanding
  at the end of period                     3,395           2,808           3,158           4,192          1,164

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(551)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.51          $12.30          $9.22          $8.45
    End of period                          $6.25           $12.77          $12.51         $12.30          $9.22
  Accumulation units outstanding
  at the end of period                     16,619          17,738          29,798         38,960          36,393

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1196)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.11          $10.28           N/A            N/A
    End of period                          $6.91           $10.56          $10.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              172             180             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(563)

  Accumulation unit value:
    Beginning of period                    $14.92          $14.29          $13.41         $12.32          $11.50
    End of period                          $9.05           $14.92          $14.29         $13.41          $12.32
  Accumulation units outstanding
  at the end of period                     10,996          5,974           4,963           5,492          1,191

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(563)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.42          $10.21         $10.07          $9.59
    End of period                          $7.05           $11.64          $11.42         $10.21          $10.07
  Accumulation units outstanding
  at the end of period                     8,691           7,742           6,215           5,367          3,112

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(551)

  Accumulation unit value:
    Beginning of period                    $16.71          $19.21          $18.05         $17.05          $15.87
    End of period                          $9.73           $16.71          $19.21         $18.05          $17.05
  Accumulation units outstanding
  at the end of period                     5,014           6,400           17,825         22,477          18,947

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(563)

  Accumulation unit value:
    Beginning of period                    $13.89          $14.60          $12.79         $12.63          $11.69
    End of period                          $8.78           $13.89          $14.60         $12.79          $12.63
  Accumulation units outstanding
  at the end of period                     8,462           9,743           5,955           5,883          1,765

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(772)

  Accumulation unit value:
    Beginning of period                    $6.24           $5.60           $5.27           $4.93           N/A
    End of period                          $3.43           $6.24           $5.60           $5.27           N/A
  Accumulation units outstanding
  at the end of period                      491            4,112             -             1,050           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(718)

  Accumulation unit value:
    Beginning of period                    $17.10          $14.73          $15.37         $11.39          $11.03
    End of period                          $8.73           $17.10          $14.73         $15.37          $11.39
  Accumulation units outstanding
  at the end of period                     17,059          19,524          13,888         15,624          6,285

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(718)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(729)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.84          $11.78         $11.04          $10.87
    End of period                          $7.68           $13.82          $12.84         $11.78          $11.04
  Accumulation units outstanding
  at the end of period                       -               -             18,943         23,937          17,504

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(772)

  Accumulation unit value:
    Beginning of period                    $13.95          $13.50          $11.88         $10.39           N/A
    End of period                          $8.02           $13.95          $13.50         $11.88           N/A
  Accumulation units outstanding
  at the end of period                      221             221            2,080           2,533           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.93           N/A             N/A             N/A            N/A
    End of period                          $10.10           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,633            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(658)

  Accumulation unit value:
    Beginning of period                    $13.29          $12.64          $12.57         $12.64          $12.55
    End of period                          $12.97          $13.29          $12.64         $12.57          $12.64
  Accumulation units outstanding
  at the end of period                     8,578           2,657           2,141           1,819           414

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(658)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(655)

  Accumulation unit value:
    Beginning of period                    $18.47          $20.50          $18.54         $17.54          $15.76
    End of period                          $10.68          $18.47          $20.50         $18.54          $17.54
  Accumulation units outstanding
  at the end of period                      541             525             537             547            572

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(655)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.08          $12.57          $11.70         $11.84          $11.55
    End of period                          $8.13           $12.08          $12.57         $11.70          $11.84
  Accumulation units outstanding
  at the end of period                     2,291           3,184           3,681           1,583           453

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $17.69          $20.65           N/A             N/A            N/A
    End of period                          $9.08           $17.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       94              95             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(724)

  Accumulation unit value:
    Beginning of period                    $14.43          $13.61          $12.11         $11.49          $11.29
    End of period                          $8.53           $14.43          $13.61         $12.11          $11.49
  Accumulation units outstanding
  at the end of period                     3,819           3,737           3,914           1,832           376

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(830)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.86          $10.36         $10.11           N/A
    End of period                          $9.40           $11.22          $10.86         $10.36           N/A
  Accumulation units outstanding
  at the end of period                     40,961          54,886          46,521         41,314           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(621)

  Accumulation unit value:
    Beginning of period                    $14.32          $13.55          $12.22         $11.70          $10.66
    End of period                          $8.99           $14.32          $13.55         $12.22          $11.70
  Accumulation units outstanding
  at the end of period                     52,566          62,746          66,776         70,241          36,386

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(712)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.46          $10.68         $10.47          $10.29
    End of period                          $9.18           $12.00          $11.46         $10.68          $10.47
  Accumulation units outstanding
  at the end of period                     25,978          24,904          28,095         45,064          22,956

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(655)

  Accumulation unit value:
    Beginning of period                    $13.60          $12.88          $11.82         $11.43          $10.55
    End of period                          $9.58           $13.60          $12.88         $11.82          $11.43
  Accumulation units outstanding
  at the end of period                    127,602         131,728         146,428         140,006         6,027

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(655)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(598)

  Accumulation unit value:
    Beginning of period                    $23.62          $22.61          $20.47         $20.00          $18.55
    End of period                          $18.20          $23.62          $22.61         $20.47          $20.00
  Accumulation units outstanding
  at the end of period                     2,965           5,181           8,509           1,350           215

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(742)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.78          $10.61         $10.63           N/A
    End of period                          $10.89          $10.97          $10.78         $10.61           N/A
  Accumulation units outstanding
  at the end of period                     4,306             -               -              524            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(742)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(724)

  Accumulation unit value:
    Beginning of period                    $20.60          $19.66          $16.73         $15.91          $15.66
    End of period                          $13.34          $20.60          $19.66         $16.73          $15.91
  Accumulation units outstanding
  at the end of period                      568             101             267             265            271

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(551)

  Accumulation unit value:
    Beginning of period                    $27.31          $25.52          $23.10         $22.40          $21.67
    End of period                          $15.17          $27.31          $25.52         $23.10          $22.40
  Accumulation units outstanding
  at the end of period                     1,451           1,173            758             780            190

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(551)

  Accumulation unit value:
    Beginning of period                    $38.12          $33.47          $32.25         $29.08          $26.72
    End of period                          $21.99          $38.12          $33.47         $32.25          $29.08
  Accumulation units outstanding
  at the end of period                     1,017            564             538            1,430          1,185

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(638)

  Accumulation unit value:
    Beginning of period                    $14.56          $14.86          $12.74         $12.35          $10.85
    End of period                          $8.42           $14.56          $14.86         $12.74          $12.35
  Accumulation units outstanding
  at the end of period                      784             765             850            3,008          1,873

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(638)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.87%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1314)

  Accumulation unit value:
    Beginning of period                    $13.30          $14.11           N/A             N/A            N/A
    End of period                          $7.43           $13.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,484           1,512            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1314)

  Accumulation unit value:
    Beginning of period                    $13.81          $13.25           N/A             N/A            N/A
    End of period                          $7.68           $13.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,449           1,610            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(1314)

  Accumulation unit value:
    Beginning of period                    $23.59          $23.72           N/A             N/A            N/A
    End of period                          $18.17          $23.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      408             450             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.895%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(952)

  Accumulation unit value:
    Beginning of period                    $12.55          $15.21          $11.48         $11.08           N/A
    End of period                          $7.84           $12.55          $15.21         $11.48           N/A
  Accumulation units outstanding
  at the end of period                       -              273            6,503           1,854           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(952)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1154)

  Accumulation unit value:
    Beginning of period                    $15.94          $14.95          $13.73           N/A            N/A
    End of period                          $9.15           $15.94          $14.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              291             409             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(1154)

  Accumulation unit value:
    Beginning of period                    $13.09          $11.64          $10.95           N/A            N/A
    End of period                          $7.93           $13.09          $11.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              311            1,367            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1154)

  Accumulation unit value:
    Beginning of period                    $25.67          $21.90          $20.18           N/A            N/A
    End of period                          $14.34          $25.67          $21.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,215             46             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.52          $10.91           N/A             N/A            N/A
    End of period                          $6.41           $13.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,856           3,874            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1154)

  Accumulation unit value:
    Beginning of period                    $21.87          $20.09          $18.64           N/A            N/A
    End of period                          $13.11          $21.87          $20.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              301             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.81           $10.07           N/A             N/A            N/A
    End of period                          $6.09           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              362             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.79           $9.95            N/A             N/A            N/A
    End of period                          $5.65           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              419             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.65          $10.97           N/A             N/A            N/A
    End of period                          $7.27           $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              450             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.75           $10.08           N/A             N/A            N/A
    End of period                          $5.88           $9.75            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              728             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1154)

  Accumulation unit value:
    Beginning of period                    $11.28          $12.37          $11.45           N/A            N/A
    End of period                          $7.33           $11.28          $12.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              245             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1154)

  Accumulation unit value:
    Beginning of period                    $12.54          $12.56          $11.53           N/A            N/A
    End of period                          $7.79           $12.54          $12.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              487             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(822)

  Accumulation unit value:
    Beginning of period                    $15.18          $13.95          $10.88          $9.24           N/A
    End of period                          $8.18           $15.18          $13.95         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     4,148           4,284           5,485           4,081           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(822)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(947)

  Accumulation unit value:
    Beginning of period                    $21.42          $20.42          $18.76         $18.25           N/A
    End of period                          $11.56          $21.42          $20.42         $18.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -              153             268            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $13.85           N/A             N/A             N/A            N/A
    End of period                          $14.39           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       58             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.80          $10.99           N/A             N/A            N/A
    End of period                          $6.70           $13.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      854            3,862            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(947)

  Accumulation unit value:
    Beginning of period                    $17.33          $18.32          $16.46         $16.03           N/A
    End of period                          $10.27          $17.33          $18.32         $16.46           N/A
  Accumulation units outstanding
  at the end of period                       -               67              -             1,262           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(933)

  Accumulation unit value:
    Beginning of period                    $13.80          $15.24          $13.43         $12.87           N/A
    End of period                          $8.23           $13.80          $15.24         $13.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,328           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(933)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(441)

  Accumulation unit value:
    Beginning of period                    $10.74          $11.38          $10.43         $11.06          $9.34
    End of period                          $6.76           $10.74          $11.38         $10.43          $11.06
  Accumulation units outstanding
  at the end of period                     1,055           3,040           1,911           1,784          1,654

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(441)

  Accumulation unit value:
    Beginning of period                    $8.14            N/A
    End of period                          $9.34            N/A
  Accumulation units outstanding
  at the end of period                     1,654            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(831)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.59          $10.52         $10.62           N/A
    End of period                          $11.03          $10.95          $10.59         $10.52           N/A
  Accumulation units outstanding
  at the end of period                       75              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(869)

  Accumulation unit value:
    Beginning of period                    $9.40           $10.51          $9.53           $9.83           N/A
    End of period                          $6.27           $9.40           $10.51          $9.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             5,119           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(869)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(441)

  Accumulation unit value:
    Beginning of period                    $10.04          $10.23          $8.13           $8.87          $8.88
    End of period                          $5.27           $10.04          $10.23          $8.13          $8.87
  Accumulation units outstanding
  at the end of period                     1,177           4,193           3,167           3,558          7,798

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(441)

  Accumulation unit value:
    Beginning of period                    $7.82            N/A
    End of period                          $8.88            N/A
  Accumulation units outstanding
  at the end of period                     1,722            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $10.20          $11.86           N/A             N/A            N/A
    End of period                          $5.02           $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              276             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(546)

  Accumulation unit value:
    Beginning of period                    $10.69          $13.31          $11.55         $11.20          $10.56
    End of period                          $5.12           $10.69          $13.31         $11.55          $11.20
  Accumulation units outstanding
  at the end of period                       -               -               -               -            3,349

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(441)

  Accumulation unit value:
    Beginning of period                    $17.12          $15.86          $11.65         $10.88          $8.75
    End of period                          $8.56           $17.12          $15.86         $11.65          $10.88
  Accumulation units outstanding
  at the end of period                      986            5,328           8,125           3,159          3,267

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(441)

  Accumulation unit value:
    Beginning of period                    $8.42            N/A
    End of period                          $8.75            N/A
  Accumulation units outstanding
  at the end of period                     1,599            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(546)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.75          $10.41          $9.95          $9.84
    End of period                          $8.38           $11.23          $10.75         $10.41          $9.95
  Accumulation units outstanding
  at the end of period                       -               -              888              -            2,365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(710)

  Accumulation unit value:
    Beginning of period                    $18.74          $17.47          $14.32         $13.01          $12.32
    End of period                          $10.39          $18.74          $17.47         $14.32          $13.01
  Accumulation units outstanding
  at the end of period                       -               -               -             1,446          1,697

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(830)

  Accumulation unit value:
    Beginning of period                    $13.29          $13.49          $11.69         $10.43           N/A
    End of period                          $7.42           $13.29          $13.49         $11.69           N/A
  Accumulation units outstanding
  at the end of period                     5,476           1,505             -             1,309           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(695)

  Accumulation unit value:
    Beginning of period                    $12.22          $10.56          $10.38         $10.79          $10.21
    End of period                          $6.94           $12.22          $10.56         $10.38          $10.79
  Accumulation units outstanding
  at the end of period                       -             1,359           3,354           1,473          1,621

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(546)

  Accumulation unit value:
    Beginning of period                    $32.94          $25.06          $21.36         $16.07          $12.76
    End of period                          $19.88          $32.94          $25.06         $21.36          $16.07
  Accumulation units outstanding
  at the end of period                     2,402           2,699            762             796           2,666

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(441)

  Accumulation unit value:
    Beginning of period                    $12.73          $12.48          $12.27          $9.20          $8.05
    End of period                          $6.23           $12.73          $12.48         $12.27          $9.20
  Accumulation units outstanding
  at the end of period                     1,121           4,894           3,520           3,300          3,816

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(441)

  Accumulation unit value:
    Beginning of period                    $7.53            N/A
    End of period                          $8.05            N/A
  Accumulation units outstanding
  at the end of period                     1,788            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1223)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.10          $10.10           N/A            N/A
    End of period                          $6.90           $10.56          $10.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                      111              -              944             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1223)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(710)

  Accumulation unit value:
    Beginning of period                    $14.89          $14.27          $13.39         $12.31          $11.76
    End of period                          $9.03           $14.89          $14.27         $13.39          $12.31
  Accumulation units outstanding
  at the end of period                       -               -               -             1,505          1,779

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(710)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.40          $10.20         $10.06          $9.79
    End of period                          $7.04           $11.62          $11.40         $10.20          $10.06
  Accumulation units outstanding
  at the end of period                       -               -               -              490           2,136

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(441)

  Accumulation unit value:
    Beginning of period                    $16.66          $19.16          $18.01         $17.02          $15.56
    End of period                          $9.70           $16.66          $19.16         $18.01          $17.02
  Accumulation units outstanding
  at the end of period                      827            2,462           1,815           1,806          2,016

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(441)

  Accumulation unit value:
    Beginning of period                    $14.67           N/A
    End of period                          $15.56           N/A
  Accumulation units outstanding
  at the end of period                      918             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(710)

  Accumulation unit value:
    Beginning of period                    $13.86          $14.58          $12.77         $12.61          $12.06
    End of period                          $8.76           $13.86          $14.58         $12.77          $12.61
  Accumulation units outstanding
  at the end of period                       -               -               -             1,562          1,734

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(885)

  Accumulation unit value:
    Beginning of period                    $17.08          $14.72          $15.36         $12.88           N/A
    End of period                          $8.72           $17.08          $14.72         $15.36           N/A
  Accumulation units outstanding
  at the end of period                      639            3,980           2,143           3,874           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(885)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(830)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.83          $11.77         $10.49           N/A
    End of period                          $7.67           $13.80          $12.83         $11.77           N/A
  Accumulation units outstanding
  at the end of period                     5,374             -               -             1,199           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(546)

  Accumulation unit value:
    Beginning of period                    $13.92          $13.48          $11.86         $10.73          $9.61
    End of period                          $8.00           $13.92          $13.48         $11.86          $10.73
  Accumulation units outstanding
  at the end of period                       -               -              453              -            3,647

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.79          $10.26           N/A             N/A            N/A
    End of period                          $10.09          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      118             333             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(616)

  Accumulation unit value:
    Beginning of period                    $13.25          $12.60          $12.53         $12.61          $12.36
    End of period                          $12.92          $13.25          $12.60         $12.53          $12.61
  Accumulation units outstanding
  at the end of period                       96             724              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(1154)

  Accumulation unit value:
    Beginning of period                    $18.39          $20.41          $18.75           N/A            N/A
    End of period                          $10.63          $18.39          $20.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              199             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(1112)

  Accumulation unit value:
    Beginning of period                    $12.03          $12.52          $11.79           N/A            N/A
    End of period                          $8.09           $12.03          $12.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(887)

  Accumulation unit value:
    Beginning of period                    $14.38          $13.56          $12.08         $11.61           N/A
    End of period                          $8.50           $14.38          $13.56         $12.08           N/A
  Accumulation units outstanding
  at the end of period                     13,111          13,111          13,111          8,789           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(887)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(464)

  Accumulation unit value:
    Beginning of period                    $14.27          $13.51          $12.19         $11.67          $10.79
    End of period                          $8.96           $14.27          $13.51         $12.19          $11.67
  Accumulation units outstanding
  at the end of period                       -               -             4,767           9,111           457

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(464)

  Accumulation unit value:
    Beginning of period                    $10.42           N/A
    End of period                          $10.79           N/A
  Accumulation units outstanding
  at the end of period                      470             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(912)

  Accumulation unit value:
    Beginning of period                    $11.98          $11.45          $10.68         $10.57           N/A
    End of period                          $9.17           $11.98          $11.45         $10.68           N/A
  Accumulation units outstanding
  at the end of period                      127              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(912)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $13.55          $12.84          $11.78         $11.40          $10.71
    End of period                          $9.55           $13.55          $12.84         $11.78          $11.40
  Accumulation units outstanding
  at the end of period                       -               -             2,730           6,629          4,681

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A
    End of period                          $10.71           N/A
  Accumulation units outstanding
  at the end of period                     2,833            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $7.24            N/A             N/A             N/A            N/A
    End of period                          $6.28            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      167             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $23.51          $22.24           N/A             N/A            N/A
    End of period                          $18.11          $23.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,465            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(870)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.73          $10.57         $10.55           N/A
    End of period                          $10.84          $10.92          $10.73         $10.57           N/A
  Accumulation units outstanding
  at the end of period                      913              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(870)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1154)

  Accumulation unit value:
    Beginning of period                    $20.56          $19.63          $18.40           N/A            N/A
    End of period                          $13.31          $20.56          $19.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              305             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(546)

  Accumulation unit value:
    Beginning of period                    $27.19          $25.42          $23.01         $22.33          $20.99
    End of period                          $15.10          $27.19          $25.42         $23.01          $22.33
  Accumulation units outstanding
  at the end of period                       -              278             474              -            2,223

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(546)

  Accumulation unit value:
    Beginning of period                    $37.95          $33.34          $32.13         $28.98          $25.66
    End of period                          $21.88          $37.95          $33.34         $32.13          $28.98
  Accumulation units outstanding
  at the end of period                       -              175             355             159            904

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(822)

  Accumulation unit value:
    Beginning of period                    $14.52          $14.82          $12.71         $12.05           N/A
    End of period                          $8.40           $14.52          $14.82         $12.71           N/A
  Accumulation units outstanding
  at the end of period                       -              162             686            3,422           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(822)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.90%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(898)

  Accumulation unit value:
    Beginning of period                    $12.55          $15.21          $11.48         $10.95           N/A
    End of period                          $7.84           $12.55          $15.21         $11.48           N/A
  Accumulation units outstanding
  at the end of period                      285             302            1,169           1,235           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(898)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(326)

  Accumulation unit value:
    Beginning of period                    $15.93          $14.94          $12.55         $11.67          $10.32
    End of period                          $9.14           $15.93          $14.94         $12.55          $11.67
  Accumulation units outstanding
  at the end of period                     1,799           1,770           1,966           2,591            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(326)

  Accumulation unit value:
    Beginning of period                    $8.48            N/A
    End of period                          $10.32           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(974)

  Accumulation unit value:
    Beginning of period                    $13.12          $11.67          $11.12         $11.23           N/A
    End of period                          $7.94           $13.12          $11.67         $11.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(974)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(746)

  Accumulation unit value:
    Beginning of period                    $14.41          $13.32          $11.98         $10.76           N/A
    End of period                          $8.44           $14.41          $13.32         $11.98           N/A
  Accumulation units outstanding
  at the end of period                      822             822             833             836            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(746)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.52          $11.32           N/A             N/A            N/A
    End of period                          $6.41           $13.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,666            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                    $11.28          $12.37          $10.82         $10.47           N/A
    End of period                          $7.33           $11.28          $12.37         $10.82           N/A
  Accumulation units outstanding
  at the end of period                      176             186             196             205            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(746)

  Accumulation unit value:
    Beginning of period                    $15.17          $13.95          $10.88          $9.22           N/A
    End of period                          $8.18           $15.17          $13.95         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     2,686           2,646           4,017           5,174           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(746)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $21.41          $20.36           N/A             N/A            N/A
    End of period                          $11.55          $21.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      533             512             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(386)

  Accumulation unit value:
    Beginning of period                    $13.90          $13.45          $13.41         $13.49          $13.37
    End of period                          $14.38          $13.90          $13.45         $13.41          $13.49
  Accumulation units outstanding
  at the end of period                       -               -              194             180             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(386)

  Accumulation unit value:
    Beginning of period                    $13.24           N/A
    End of period                          $13.37           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(386)

  Accumulation unit value:
    Beginning of period                    $17.32          $18.31          $16.45         $15.56          $12.85
    End of period                          $10.27          $17.32          $18.31         $16.45          $15.56
  Accumulation units outstanding
  at the end of period                      827             766            1,134          15,148            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(386)

  Accumulation unit value:
    Beginning of period                    $11.45           N/A
    End of period                          $12.85           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(326)

  Accumulation unit value:
    Beginning of period                    $13.79          $15.24          $13.43         $13.21          $11.78
    End of period                          $8.23           $13.79          $15.24         $13.43          $13.21
  Accumulation units outstanding
  at the end of period                      840             769             746             732             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(326)

  Accumulation unit value:
    Beginning of period                    $9.24            N/A
    End of period                          $11.78           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(302)

  Accumulation unit value:
    Beginning of period                    $10.73          $11.37          $10.43          $9.34          $9.34
    End of period                          $6.75           $10.73          $11.37         $10.43          $11.06
  Accumulation units outstanding
  at the end of period                       -               -              976             976             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(302)

  Accumulation unit value:
    Beginning of period                    $6.69            N/A
    End of period                          $9.34            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.52           $5.45           $4.71            N/A            N/A
    End of period                          $3.24           $5.52           $5.45            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,199           2,291            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $10.20          $11.66          $11.41           N/A            N/A
    End of period                          $5.02           $10.20          $11.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,081            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(302)

  Accumulation unit value:
    Beginning of period                    $17.11          $15.86          $11.65         $10.88          $8.74
    End of period                          $8.56           $17.11          $15.86         $11.65          $10.88
  Accumulation units outstanding
  at the end of period                       -               -              817              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(302)

  Accumulation unit value:
    Beginning of period                    $6.06            N/A
    End of period                          $8.74            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(974)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.76          $10.40         $10.40           N/A
    End of period                          $8.38           $11.23          $10.76         $10.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(974)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(302)

  Accumulation unit value:
    Beginning of period                    $18.73          $17.47          $14.32         $13.01          $11.21
    End of period                          $10.39          $18.73          $17.47         $14.32          $13.01
  Accumulation units outstanding
  at the end of period                      471             499             523             549             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(302)

  Accumulation unit value:
    Beginning of period                    $7.93            N/A
    End of period                          $11.21           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                    $13.29          $13.49          $11.69         $10.88           N/A
    End of period                          $7.42           $13.29          $13.49         $11.69           N/A
  Accumulation units outstanding
  at the end of period                     4,660           4,535           29,943          7,859           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1145)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.63          $9.73            N/A            N/A
    End of period                          $6.14           $11.72          $10.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             7,422            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1145)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(699)

  Accumulation unit value:
    Beginning of period                    $32.92          $25.05          $21.35         $16.07          $15.67
    End of period                          $19.87          $32.92          $25.05         $21.35          $16.07
  Accumulation units outstanding
  at the end of period                       -             1,144            293            1,507            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(302)

  Accumulation unit value:
    Beginning of period                    $12.73          $12.47          $12.27          $9.20          $8.05
    End of period                          $6.23           $12.73          $12.47         $12.27          $9.20
  Accumulation units outstanding
  at the end of period                       -               -             1,035           1,035            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(302)

  Accumulation unit value:
    Beginning of period                    $6.87            N/A
    End of period                          $8.05            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $6.22           $5.59           $5.26           $5.26           N/A
    End of period                          $3.42           $6.22           $5.59           $5.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              984            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(936)

  Accumulation unit value:
    Beginning of period                    $17.08          $14.71          $15.36         $13.60           N/A
    End of period                          $8.72           $17.08          $14.71         $15.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(936)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.83          $11.77         $11.00           N/A
    End of period                          $7.67           $13.80          $12.83         $11.77           N/A
  Accumulation units outstanding
  at the end of period                     4,049           4,132           4,419           5,307           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $13.91          $13.47          $11.86         $10.73          $9.37
    End of period                          $7.99           $13.91          $13.47         $11.86          $10.73
  Accumulation units outstanding
  at the end of period                      883             849            1,358           1,402            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $7.65            N/A
    End of period                          $9.37            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(337)

  Accumulation unit value:
    Beginning of period                    $13.24          $12.60          $12.53         $12.61          $12.42
    End of period                          $12.91          $13.24          $12.60         $12.53          $12.61
  Accumulation units outstanding
  at the end of period                     2,517           2,816           2,985           2,959            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(337)

  Accumulation unit value:
    Beginning of period                    $12.66           N/A
    End of period                          $12.42           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.03          $12.52          $11.66         $11.81          $11.52
    End of period                          $8.09           $12.03          $12.52         $11.66          $11.81
  Accumulation units outstanding
  at the end of period                      529             560             587             616             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.85          $10.36         $10.17           N/A
    End of period                          $9.39           $11.20          $10.85         $10.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              590            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(337)

  Accumulation unit value:
    Beginning of period                    $23.50          $22.51          $20.39         $19.93          $18.50
    End of period                          $18.10          $23.50          $22.51         $20.39          $19.93
  Accumulation units outstanding
  at the end of period                      478             517            1,021           1,000            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(337)

  Accumulation unit value:
    Beginning of period                    $16.63           N/A
    End of period                          $18.50           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.91          $10.72           N/A             N/A            N/A
    End of period                          $10.83          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,407          40,324           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(326)

  Accumulation unit value:
    Beginning of period                    $27.17          $25.41          $23.00         $22.32          $20.91
    End of period                          $15.09          $27.17          $25.41         $23.00          $22.32
  Accumulation units outstanding
  at the end of period                      518             539             554             541             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(326)

  Accumulation unit value:
    Beginning of period                    $17.92           N/A
    End of period                          $20.91           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(326)

  Accumulation unit value:
    Beginning of period                    $14.52          $14.82          $12.71         $12.33          $11.01
    End of period                          $8.39           $14.52          $14.82         $12.71          $12.33
  Accumulation units outstanding
  at the end of period                      819             760             795             788             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(326)

  Accumulation unit value:
    Beginning of period                    $9.01            N/A
    End of period                          $11.01           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.91%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(969)

  Accumulation unit value:
    Beginning of period                    $12.55          $15.20          $11.48         $11.33           N/A
    End of period                          $7.84           $12.55          $15.20         $11.48           N/A
  Accumulation units outstanding
  at the end of period                      787             673            2,032           1,002           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(969)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $15.91          $14.93          $12.53         $11.66          $10.32
    End of period                          $9.13           $15.91          $14.93         $12.53          $11.66
  Accumulation units outstanding
  at the end of period                     3,420           5,378           3,295           2,659           536

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $9.10            N/A
    End of period                          $10.32           N/A
  Accumulation units outstanding
  at the end of period                       83             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(434)

  Accumulation unit value:
    Beginning of period                    $13.08          $11.64          $11.11         $10.66          $9.98
    End of period                          $7.92           $13.08          $11.64         $11.11          $10.66
  Accumulation units outstanding
  at the end of period                     8,746           8,864           8,144           8,040          7,111

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(434)

  Accumulation unit value:
    Beginning of period                    $9.71            N/A
    End of period                          $9.98            N/A
  Accumulation units outstanding
  at the end of period                     2,620            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(420)

  Accumulation unit value:
    Beginning of period                    $14.41          $13.32          $11.98         $11.37          $10.96
    End of period                          $8.43           $14.41          $13.32         $11.98          $11.37
  Accumulation units outstanding
  at the end of period                     3,294           3,178           3,225           3,053          2,040

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(420)

  Accumulation unit value:
    Beginning of period                    $10.02           N/A
    End of period                          $10.96           N/A
  Accumulation units outstanding
  at the end of period                       75             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(420)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.93          $10.16          $9.50          $8.94
    End of period                          $7.99           $11.46          $10.93         $10.16          $9.50
  Accumulation units outstanding
  at the end of period                     2,326           2,367           2,469           2,679          2,025

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(420)

  Accumulation unit value:
    Beginning of period                    $8.46            N/A
    End of period                          $8.94            N/A
  Accumulation units outstanding
  at the end of period                     1,154            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.62          $23.63           N/A             N/A            N/A
    End of period                          $14.31          $25.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,126           1,074            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(434)

  Accumulation unit value:
    Beginning of period                    $24.86          $23.33          $22.96         $22.58          $20.82
    End of period                          $14.28          $24.86          $23.33         $22.96          $22.58
  Accumulation units outstanding
  at the end of period                     1,256           1,390            335             373            414

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(434)

  Accumulation unit value:
    Beginning of period                    $19.92           N/A
    End of period                          $20.82           N/A
  Accumulation units outstanding
  at the end of period                      462             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.52          $11.37           N/A             N/A            N/A
    End of period                          $6.41           $13.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,681           3,565            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(453)

  Accumulation unit value:
    Beginning of period                    $16.23          $16.62          $15.23         $15.16          $14.68
    End of period                          $9.61           $16.23          $16.62         $15.23          $15.16
  Accumulation units outstanding
  at the end of period                       -              538            1,245           2,156          1,540

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(453)

  Accumulation unit value:
    Beginning of period                    $14.03           N/A
    End of period                          $14.68           N/A
  Accumulation units outstanding
  at the end of period                      425             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(426)

  Accumulation unit value:
    Beginning of period                    $21.84          $20.06          $17.20         $17.27          $14.97
    End of period                          $13.09          $21.84          $20.06         $17.20          $17.27
  Accumulation units outstanding
  at the end of period                      704             795             795             783            783

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(426)

  Accumulation unit value:
    Beginning of period                    $14.40           N/A
    End of period                          $14.97           N/A
  Accumulation units outstanding
  at the end of period                      789             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.81           $10.16           N/A             N/A            N/A
    End of period                          $6.09           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,038          34,812           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.79           $9.99            N/A             N/A            N/A
    End of period                          $5.64           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,340            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.65          $10.72           N/A             N/A            N/A
    End of period                          $7.27           $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,475          7,120            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                    $11.28          $12.37          $10.82         $10.99           N/A
    End of period                          $7.32           $11.28          $12.37         $10.82           N/A
  Accumulation units outstanding
  at the end of period                      475              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(447)

  Accumulation unit value:
    Beginning of period                    $16.97          $16.33          $16.06         $16.11          $15.51
    End of period                          $15.63          $16.97          $16.33         $16.06          $16.11
  Accumulation units outstanding
  at the end of period                     1,492           1,585           3,116           4,307          4,377

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(447)

  Accumulation unit value:
    Beginning of period                    $15.26           N/A
    End of period                          $15.51           N/A
  Accumulation units outstanding
  at the end of period                      394             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(969)

  Accumulation unit value:
    Beginning of period                    $12.54          $12.56          $11.17         $11.13           N/A
    End of period                          $7.78           $12.54          $12.56         $11.17           N/A
  Accumulation units outstanding
  at the end of period                     1,350           1,084           1,529           1,529           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(969)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $9.40            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,087            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(434)

  Accumulation unit value:
    Beginning of period                    $15.16          $13.94          $10.87          $9.44          $7.93
    End of period                          $8.17           $15.16          $13.94         $10.87          $9.44
  Accumulation units outstanding
  at the end of period                      822            1,123           9,876           7,385          7,490

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(434)

  Accumulation unit value:
    Beginning of period                    $7.29            N/A
    End of period                          $7.93            N/A
  Accumulation units outstanding
  at the end of period                     1,263            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(574)

  Accumulation unit value:
    Beginning of period                    $21.38          $20.39          $18.73         $18.16          $15.73
    End of period                          $11.54          $21.38          $20.39         $18.73          $18.16
  Accumulation units outstanding
  at the end of period                     3,445           4,471           1,149            955            504

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(426)

  Accumulation unit value:
    Beginning of period                    $13.88          $13.44          $13.40         $13.47          $13.36
    End of period                          $14.36          $13.88          $13.44         $13.40          $13.47
  Accumulation units outstanding
  at the end of period                     16,243          2,319           2,430           4,328          4,455

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(426)

  Accumulation unit value:
    Beginning of period                    $13.33           N/A
    End of period                          $13.36           N/A
  Accumulation units outstanding
  at the end of period                     2,652            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.80          $13.17           N/A             N/A            N/A
    End of period                          $6.70           $13.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,117           1,334            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(420)

  Accumulation unit value:
    Beginning of period                    $17.30          $18.29          $16.44         $15.55          $12.84
    End of period                          $10.26          $17.30          $18.29         $16.44          $15.55
  Accumulation units outstanding
  at the end of period                     2,687           7,658           7,140           9,015          5,034

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(420)

  Accumulation unit value:
    Beginning of period                    $11.68           N/A
    End of period                          $12.84           N/A
  Accumulation units outstanding
  at the end of period                     1,150            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(426)

  Accumulation unit value:
    Beginning of period                    $13.78          $15.22          $13.42         $13.20          $11.78
    End of period                          $8.22           $13.78          $15.22         $13.42          $13.20
  Accumulation units outstanding
  at the end of period                     2,891           3,595           4,548           6,603          6,737

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(426)

  Accumulation unit value:
    Beginning of period                    $10.80           N/A
    End of period                          $11.78           N/A
  Accumulation units outstanding
  at the end of period                     1,886            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(428)

  Accumulation unit value:
    Beginning of period                    $10.72          $11.36          $10.42         $11.05          $9.34
    End of period                          $6.75           $10.72          $11.36         $10.42          $11.05
  Accumulation units outstanding
  at the end of period                     8,947           21,037          30,332         29,448          18,743

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(428)

  Accumulation unit value:
    Beginning of period                    $8.21            N/A
    End of period                          $9.34            N/A
  Accumulation units outstanding
  at the end of period                     5,743            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(537)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.59          $10.52         $10.63          $10.80
    End of period                          $11.02          $10.94          $10.59         $10.52          $10.63
  Accumulation units outstanding
  at the end of period                     15,809          13,104          14,726         11,550          6,180

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(537)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(574)

  Accumulation unit value:
    Beginning of period                    $5.52           $5.45           $4.12           $4.20          $3.75
    End of period                          $3.24           $5.52           $5.45           $4.12          $4.20
  Accumulation units outstanding
  at the end of period                     4,421           4,378           12,911          3,213          2,093

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(428)

  Accumulation unit value:
    Beginning of period                    $10.03          $10.22          $8.12           $8.86          $8.87
    End of period                          $5.26           $10.03          $10.22          $8.12          $8.86
  Accumulation units outstanding
  at the end of period                     15,442          26,057          35,783         36,344          26,782

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(428)

  Accumulation unit value:
    Beginning of period                    $7.86            N/A
    End of period                          $8.87            N/A
  Accumulation units outstanding
  at the end of period                     8,558            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1121)

  Accumulation unit value:
    Beginning of period                    $10.19          $11.66          $10.91           N/A            N/A
    End of period                          $5.01           $10.19          $11.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,696           7,172           3,644            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1121)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(434)

  Accumulation unit value:
    Beginning of period                    $8.85           $8.79           $7.74           $7.65          $7.07
    End of period                          $5.35           $8.85           $8.79           $7.74          $7.65
  Accumulation units outstanding
  at the end of period                     1,788           5,707           4,677           6,625          6,887

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(434)

  Accumulation unit value:
    Beginning of period                    $6.61            N/A
    End of period                          $7.07            N/A
  Accumulation units outstanding
  at the end of period                     2,288            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $10.67          $13.30          $11.53         $11.19          $9.96
    End of period                          $5.12           $10.67          $13.30         $11.53          $11.19
  Accumulation units outstanding
  at the end of period                      480             765            1,052           3,558          4,188

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(428)

  Accumulation unit value:
    Beginning of period                    $17.10          $15.84          $11.64         $10.88          $8.74
    End of period                          $8.55           $17.10          $15.84         $11.64          $10.88
  Accumulation units outstanding
  at the end of period                     17,075          30,420          44,910         44,863          32,523

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(428)

  Accumulation unit value:
    Beginning of period                    $8.42            N/A
    End of period                          $8.74            N/A
  Accumulation units outstanding
  at the end of period                     9,576            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(574)

  Accumulation unit value:
    Beginning of period                    $11.21          $10.73          $10.40          $9.95          $10.15
    End of period                          $8.36           $11.21          $10.73         $10.40          $9.95
  Accumulation units outstanding
  at the end of period                     6,547           7,050           9,164           7,935          6,811

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(498)

  Accumulation unit value:
    Beginning of period                    $18.72          $17.46          $14.31         $13.01          $11.53
    End of period                          $10.38          $18.72          $17.46         $14.31          $13.01
  Accumulation units outstanding
  at the end of period                     12,498          19,355          21,001         21,621          18,244

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                    $13.28          $13.49          $11.68         $10.87          $9.86
    End of period                          $7.41           $13.28          $13.49         $11.68          $10.87
  Accumulation units outstanding
  at the end of period                     47,316         151,807         145,744         135,721         71,600

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.72          $11.23           N/A             N/A            N/A
    End of period                          $6.14           $11.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      467            2,887            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                    $12.21          $10.56          $10.38          $9.22           N/A
    End of period                          $6.94           $12.21          $10.56         $10.38           N/A
  Accumulation units outstanding
  at the end of period                     3,677           4,250           4,385           3,263           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                    $11.43           N/A             N/A             N/A            N/A
    End of period                          $6.02            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,381            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(506)

  Accumulation unit value:
    Beginning of period                    $32.89          $25.04          $21.34         $16.06          $12.59
    End of period                          $19.85          $32.89          $25.04         $21.34          $16.06
  Accumulation units outstanding
  at the end of period                     3,677           7,310           9,475          12,146          9,848

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(506)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(428)

  Accumulation unit value:
    Beginning of period                    $12.72          $12.47          $12.26          $9.20          $8.05
    End of period                          $6.22           $12.72          $12.47         $12.26          $9.20
  Accumulation units outstanding
  at the end of period                     7,399           16,168          27,254         24,811          21,115

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(428)

  Accumulation unit value:
    Beginning of period                    $7.30            N/A
    End of period                          $8.05            N/A
  Accumulation units outstanding
  at the end of period                     6,586            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $6.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,254            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(479)

  Accumulation unit value:
    Beginning of period                    $14.88          $14.26          $13.38         $12.30          $10.94
    End of period                          $9.02           $14.88          $14.26         $13.38          $12.30
  Accumulation units outstanding
  at the end of period                     9,766           14,210          14,269         14,124          9,673

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(479)

  Accumulation unit value:
    Beginning of period                    $10.79           N/A
    End of period                          $10.94           N/A
  Accumulation units outstanding
  at the end of period                       41             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(441)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.39          $10.19         $10.05          $9.40
    End of period                          $7.03           $11.61          $11.39         $10.19          $10.05
  Accumulation units outstanding
  at the end of period                     13,994          19,180          21,167         22,838          18,210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(441)

  Accumulation unit value:
    Beginning of period                    $8.74            N/A
    End of period                          $9.40            N/A
  Accumulation units outstanding
  at the end of period                      790             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1383)

  Accumulation unit value:
    Beginning of period                    $8.76           $9.13            N/A             N/A            N/A
    End of period                          $5.93           $8.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,690           1,531            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1383)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(428)

  Accumulation unit value:
    Beginning of period                    $16.64          $19.13          $17.99         $17.00          $15.55
    End of period                          $9.69           $16.64          $19.13         $17.99          $17.00
  Accumulation units outstanding
  at the end of period                     7,268           12,867          16,932         15,900          10,979

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(428)

  Accumulation unit value:
    Beginning of period                    $14.40           N/A
    End of period                          $15.55           N/A
  Accumulation units outstanding
  at the end of period                     3,804            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(516)

  Accumulation unit value:
    Beginning of period                    $13.85          $14.57          $12.76         $12.61          $11.57
    End of period                          $8.75           $13.85          $14.57         $12.76          $12.61
  Accumulation units outstanding
  at the end of period                     6,061           11,076          10,950          9,427          6,279

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(516)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(574)

  Accumulation unit value:
    Beginning of period                    $6.21           $5.59           $5.26           $5.28          $4.96
    End of period                          $3.42           $6.21           $5.59           $5.26          $5.28
  Accumulation units outstanding
  at the end of period                     7,765           7,073           9,068           6,511          5,615

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(738)

  Accumulation unit value:
    Beginning of period                    $17.07          $14.71          $15.36         $11.28           N/A
    End of period                          $8.71           $17.07          $14.71         $15.36           N/A
  Accumulation units outstanding
  at the end of period                     9,655           22,063          29,569         28,857           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(700)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.83          $11.77         $11.04          $10.41
    End of period                          $7.67           $13.80          $12.83         $11.77          $11.04
  Accumulation units outstanding
  at the end of period                     2,851           3,758           7,628           5,687           480

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $13.90          $13.46          $11.85         $10.73          $9.36
    End of period                          $7.99           $13.90          $13.46         $11.85          $10.73
  Accumulation units outstanding
  at the end of period                      677            3,462           5,576           7,901          8,282

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(420)

  Accumulation unit value:
    Beginning of period                    $8.18            N/A
    End of period                          $9.36            N/A
  Accumulation units outstanding
  at the end of period                     1,139            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.79          $10.69           N/A             N/A            N/A
    End of period                          $10.09          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,998          1,705            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(420)

  Accumulation unit value:
    Beginning of period                    $13.23          $12.58          $12.52         $12.60          $12.42
    End of period                          $12.90          $13.23          $12.58         $12.52          $12.60
  Accumulation units outstanding
  at the end of period                     31,080          14,251          14,334         17,833          13,804

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(420)

  Accumulation unit value:
    Beginning of period                    $12.39           N/A
    End of period                          $12.42           N/A
  Accumulation units outstanding
  at the end of period                     4,283            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(680)

  Accumulation unit value:
    Beginning of period                    $18.36          $20.38          $18.44         $17.46          $15.88
    End of period                          $10.61          $18.36          $20.38         $18.44          $17.46
  Accumulation units outstanding
  at the end of period                      261             262             262             262            262

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.02          $12.51          $11.66         $11.80          $11.51
    End of period                          $8.08           $12.02          $12.51         $11.66          $11.80
  Accumulation units outstanding
  at the end of period                     26,423          7,676           21,514         22,738          27,673

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1871)

  Accumulation unit value:
    Beginning of period                    $9.28            N/A             N/A             N/A            N/A
    End of period                          $6.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      916             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(586)

  Accumulation unit value:
    Beginning of period                    $17.58          $19.18          $17.47         $17.14          $15.91
    End of period                          $9.01           $17.58          $19.18         $17.47          $17.14
  Accumulation units outstanding
  at the end of period                      224             840             890            1,999          1,811

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1900)

  Accumulation unit value:
    Beginning of period                    $8.74            N/A             N/A             N/A            N/A
    End of period                          $5.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,303            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.55          $12.07         $11.45          $10.47
    End of period                          $8.49           $14.36          $13.55         $12.07          $11.45
  Accumulation units outstanding
  at the end of period                     4,542           6,159           6,316           8,602          7,566

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $9.80            N/A
    End of period                          $10.47           N/A
  Accumulation units outstanding
  at the end of period                      704             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(880)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.85          $10.36         $10.37           N/A
    End of period                          $9.38           $11.20          $10.85         $10.36           N/A
  Accumulation units outstanding
  at the end of period                     1,687            417             478             479            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(441)

  Accumulation unit value:
    Beginning of period                    $14.25          $13.50          $12.17         $11.66          $10.78
    End of period                          $8.95           $14.25          $13.50         $12.17          $11.66
  Accumulation units outstanding
  at the end of period                     33,655          24,022          26,293         33,313          52,930

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(441)

  Accumulation unit value:
    Beginning of period                    $10.19           N/A
    End of period                          $10.78           N/A
  Accumulation units outstanding
  at the end of period                      805             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $11.59           N/A             N/A             N/A            N/A
    End of period                          $9.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,504           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(447)

  Accumulation unit value:
    Beginning of period                    $13.53          $12.83          $11.77         $11.39          $10.70
    End of period                          $9.53           $13.53          $12.83         $11.77          $11.39
  Accumulation units outstanding
  at the end of period                     24,280         101,374         103,813         143,904         30,096

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(447)

  Accumulation unit value:
    Beginning of period                    $10.31           N/A
    End of period                          $10.70           N/A
  Accumulation units outstanding
  at the end of period                      612             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.51          $11.96           N/A             N/A            N/A
    End of period                          $7.46           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             12,679           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(432)

  Accumulation unit value:
    Beginning of period                    $23.47          $22.48          $20.37         $19.91          $18.49
    End of period                          $18.07          $23.47          $22.48         $20.37          $19.91
  Accumulation units outstanding
  at the end of period                      668            2,849           3,081           3,705          3,768

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(432)

  Accumulation unit value:
    Beginning of period                    $17.55           N/A
    End of period                          $18.49           N/A
  Accumulation units outstanding
  at the end of period                     3,031            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(616)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.71          $10.55         $10.58          $10.66
    End of period                          $10.82          $10.90          $10.71         $10.55          $10.58
  Accumulation units outstanding
  at the end of period                     9,940           19,632           614            1,089          4,966

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(434)

  Accumulation unit value:
    Beginning of period                    $20.55          $19.62          $16.70         $15.90          $14.26
    End of period                          $13.30          $20.55          $19.62         $16.70          $15.90
  Accumulation units outstanding
  at the end of period                      495             861            1,014           1,928          2,010

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(434)

  Accumulation unit value:
    Beginning of period                    $13.20           N/A
    End of period                          $14.26           N/A
  Accumulation units outstanding
  at the end of period                     1,112            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(434)

  Accumulation unit value:
    Beginning of period                    $27.14          $25.38          $22.98         $22.30          $20.89
    End of period                          $15.07          $27.14          $25.38         $22.98          $22.30
  Accumulation units outstanding
  at the end of period                     7,003           7,372           8,892           8,889          6,400

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(434)

  Accumulation unit value:
    Beginning of period                    $19.86           N/A
    End of period                          $20.89           N/A
  Accumulation units outstanding
  at the end of period                     5,161            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(426)

  Accumulation unit value:
    Beginning of period                    $37.88          $33.28          $32.08         $28.94          $25.24
    End of period                          $21.84          $37.88          $33.28         $32.08          $28.94
  Accumulation units outstanding
  at the end of period                     4,855           5,470           5,665           5,903          5,340

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(426)

  Accumulation unit value:
    Beginning of period                    $23.51           N/A
    End of period                          $25.24           N/A
  Accumulation units outstanding
  at the end of period                     2,197            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(426)

  Accumulation unit value:
    Beginning of period                    $14.50          $14.81          $12.70         $12.32          $11.01
    End of period                          $8.39           $14.50          $14.81         $12.70          $12.32
  Accumulation units outstanding
  at the end of period                     8,614           11,007          19,759         23,209          20,722

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(426)

  Accumulation unit value:
    Beginning of period                    $10.03           N/A
    End of period                          $11.01           N/A
  Accumulation units outstanding
  at the end of period                     5,990            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.92%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(997)

  Accumulation unit value:
    Beginning of period                    $12.55          $15.20          $12.02           N/A            N/A
    End of period                          $7.83           $12.55          $15.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                      562             491             659             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(997)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.52          $10.35           N/A             N/A            N/A
    End of period                          $6.40           $13.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      376             377             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.51           $5.65            N/A             N/A            N/A
    End of period                          $3.23           $5.51            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      689             690             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(883)

  Accumulation unit value:
    Beginning of period                    $10.02          $10.21          $8.11           $8.35           N/A
    End of period                          $5.25           $10.02          $10.21          $8.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(883)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(884)

  Accumulation unit value:
    Beginning of period                    $13.28          $13.48          $11.68         $11.48           N/A
    End of period                          $7.41           $13.28          $13.48         $11.68           N/A
  Accumulation units outstanding
  at the end of period                      606             515             666            1,885           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(884)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(884)

  Accumulation unit value:
    Beginning of period                    $32.85          $25.01          $21.31         $20.89           N/A
    End of period                          $19.83          $32.85          $25.01         $21.31           N/A
  Accumulation units outstanding
  at the end of period                      214             258             353             444            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(884)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(883)

  Accumulation unit value:
    Beginning of period                    $17.07          $14.71          $15.35         $12.99           N/A
    End of period                          $8.71           $17.07          $14.71         $15.35           N/A
  Accumulation units outstanding
  at the end of period                      470             505             548              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(883)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(918)

  Accumulation unit value:
    Beginning of period                    $13.52          $12.81          $11.76         $11.45           N/A
    End of period                          $9.52           $13.52          $12.81         $11.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(923)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.70          $10.54         $10.52           N/A
    End of period                          $10.80          $10.89          $10.70         $10.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(923)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.945%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(755)

  Accumulation unit value:
    Beginning of period                    $11.43          $10.91          $10.14          $9.30           N/A
    End of period                          $7.96           $11.43          $10.91         $10.14           N/A
  Accumulation units outstanding
  at the end of period                     3,285           3,519           3,715           3,051           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(957)

  Accumulation unit value:
    Beginning of period                    $12.53          $12.55          $11.17         $11.03           N/A
    End of period                          $7.77           $12.53          $12.55         $11.17           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(957)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(957)

  Accumulation unit value:
    Beginning of period                    $15.10          $13.89          $10.84         $10.34           N/A
    End of period                          $8.14           $15.10          $13.89         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(957)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.79          $11.38           N/A             N/A            N/A
    End of period                          $6.69           $13.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      447             485             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(756)

  Accumulation unit value:
    Beginning of period                    $17.24          $18.23          $16.39         $14.90           N/A
    End of period                          $10.22          $17.24          $18.23         $16.39           N/A
  Accumulation units outstanding
  at the end of period                      529             457             449             370            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(756)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(756)

  Accumulation unit value:
    Beginning of period                    $9.99           $10.19          $8.10           $8.32           N/A
    End of period                          $5.24           $9.99           $10.19          $8.10           N/A
  Accumulation units outstanding
  at the end of period                      563             499             525             396            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(756)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(755)

  Accumulation unit value:
    Beginning of period                    $10.64          $13.26          $11.50         $10.68           N/A
    End of period                          $5.10           $10.64          $13.26         $11.50           N/A
  Accumulation units outstanding
  at the end of period                      538             570             600             632            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(756)

  Accumulation unit value:
    Beginning of period                    $17.04          $15.80          $11.61         $10.24           N/A
    End of period                          $8.52           $17.04          $15.80         $11.61           N/A
  Accumulation units outstanding
  at the end of period                      465             444             494             429            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(756)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(755)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.70          $10.37          $9.67           N/A
    End of period                          $8.33           $11.17          $10.70         $10.37           N/A
  Accumulation units outstanding
  at the end of period                      534             566             595             628            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(886)

  Accumulation unit value:
    Beginning of period                    $13.27          $13.47          $11.68         $11.29           N/A
    End of period                          $7.40           $13.27          $13.47         $11.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(886)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(755)

  Accumulation unit value:
    Beginning of period                    $32.78          $24.96          $21.28         $16.51           N/A
    End of period                          $19.78          $32.78          $24.96         $21.28           N/A
  Accumulation units outstanding
  at the end of period                      242             723             726             741            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(755)

  Accumulation unit value:
    Beginning of period                    $12.67          $12.43          $12.23          $9.06           N/A
    End of period                          $6.20           $12.67          $12.43         $12.23           N/A
  Accumulation units outstanding
  at the end of period                     3,663           3,948           4,179           4,458           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(756)

  Accumulation unit value:
    Beginning of period                    $13.82          $14.54          $12.74         $11.83           N/A
    End of period                          $8.73           $13.82          $14.54         $12.74           N/A
  Accumulation units outstanding
  at the end of period                       81              81             442             376            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(756)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(755)

  Accumulation unit value:
    Beginning of period                    $6.19           $5.57           $5.24           $4.91           N/A
    End of period                          $3.40           $6.19           $5.57           $5.24           N/A
  Accumulation units outstanding
  at the end of period                       -             1,122           1,179           1,244           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(902)

  Accumulation unit value:
    Beginning of period                    $17.05          $14.70          $15.35         $12.89           N/A
    End of period                          $8.70           $17.05          $14.70         $15.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(755)

  Accumulation unit value:
    Beginning of period                    $13.87          $13.44          $11.83         $10.20           N/A
    End of period                          $7.96           $13.87          $13.44         $11.83           N/A
  Accumulation units outstanding
  at the end of period                     1,252           1,350           1,429           1,476           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $14.31          $13.50          $12.03         $11.43           N/A
    End of period                          $8.46           $14.31          $13.50         $12.03           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(781)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.84          $10.35         $10.29           N/A
    End of period                          $9.37           $11.19          $10.84         $10.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(781)

  Accumulation unit value:
    Beginning of period                    $14.20          $13.45          $12.14         $11.63           N/A
    End of period                          $8.91           $14.20          $13.45         $12.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(781)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.44          $10.67         $10.48           N/A
    End of period                          $9.15           $11.96          $11.44         $10.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(866)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.67          $10.51         $10.50           N/A
    End of period                          $10.77          $10.85          $10.67         $10.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(866)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(755)

  Accumulation unit value:
    Beginning of period                    $27.02          $25.27          $22.89         $21.37           N/A
    End of period                          $14.99          $27.02          $25.27         $22.89           N/A
  Accumulation units outstanding
  at the end of period                      518             549             577             608            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(755)

  Accumulation unit value:
    Beginning of period                    $37.71          $33.14          $31.96         $27.61           N/A
    End of period                          $21.73          $37.71          $33.14         $31.96           N/A
  Accumulation units outstanding
  at the end of period                      421             447             470             495            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.955%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(673)

  Accumulation unit value:
    Beginning of period                    $10.68          $11.32          $10.39         $11.03          $10.16
    End of period                          $6.72           $10.68          $11.32         $10.39          $11.03
  Accumulation units outstanding
  at the end of period                       -               -               -               -             138

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(673)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(673)

  Accumulation unit value:
    Beginning of period                    $9.99           $10.19          $8.10           $8.84          $8.15
    End of period                          $5.23           $9.99           $10.19          $8.10          $8.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -             172

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(673)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(673)

  Accumulation unit value:
    Beginning of period                    $17.03          $15.79          $11.61         $10.85          $9.59
    End of period                          $8.51           $17.03          $15.79         $11.61          $10.85
  Accumulation units outstanding
  at the end of period                       -               -               -               -             147

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(673)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(673)

  Accumulation unit value:
    Beginning of period                    $12.67          $12.42          $12.23          $9.17          $8.27
    End of period                          $6.19           $12.67          $12.42         $12.23          $9.17
  Accumulation units outstanding
  at the end of period                       -               -               -               -             170

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(673)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(673)

  Accumulation unit value:
    Beginning of period                    $16.57          $19.07          $17.94         $16.96          $14.74
    End of period                          $9.65           $16.57          $19.07         $17.94          $16.96
  Accumulation units outstanding
  at the end of period                       -               -               -               -              95

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(673)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.96%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(977)

  Accumulation unit value:
    Beginning of period                    $12.53          $15.19          $11.47         $11.44           N/A
    End of period                          $7.82           $12.53          $15.19         $11.47           N/A
  Accumulation units outstanding
  at the end of period                     1,600           1,795           6,485           1,450           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $15.81          $14.84          $12.47         $11.60          $10.27
    End of period                          $9.07           $15.81          $14.84         $12.47          $11.60
  Accumulation units outstanding
  at the end of period                     15,958          18,838          21,019         20,709          20,731

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $9.63            N/A
    End of period                          $10.27           N/A
  Accumulation units outstanding
  at the end of period                     10,586           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                    $13.04          $11.61          $11.08          $9.86           N/A
    End of period                          $7.89           $13.04          $11.61         $11.08           N/A
  Accumulation units outstanding
  at the end of period                      787            2,296            112             110            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.28          $11.95         $10.61           N/A
    End of period                          $8.40           $14.36          $13.28         $11.95           N/A
  Accumulation units outstanding
  at the end of period                       96              93              99             100            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.90          $10.13          $9.26           N/A
    End of period                          $7.95           $11.42          $10.90         $10.13           N/A
  Accumulation units outstanding
  at the end of period                      579            1,558           1,576           1,568           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(831)

  Accumulation unit value:
    Beginning of period                    $25.46          $21.74          $19.76         $17.78           N/A
    End of period                          $14.21          $25.46          $21.74         $19.76           N/A
  Accumulation units outstanding
  at the end of period                     1,908            801             210             211            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(741)

  Accumulation unit value:
    Beginning of period                    $24.70          $23.19          $22.83         $21.75           N/A
    End of period                          $14.18          $24.70          $23.19         $22.83           N/A
  Accumulation units outstanding
  at the end of period                      521             549              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(741)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.51          $11.68           N/A             N/A            N/A
    End of period                          $6.40           $13.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,743           22,622           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(751)

  Accumulation unit value:
    Beginning of period                    $16.14          $16.53          $15.16         $14.54           N/A
    End of period                          $9.55           $16.14          $16.53         $15.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(751)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(741)

  Accumulation unit value:
    Beginning of period                    $21.71          $19.96          $17.12         $16.37           N/A
    End of period                          $13.01          $21.71          $19.96         $17.12           N/A
  Accumulation units outstanding
  at the end of period                      225             226              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(741)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.81           $9.94            N/A             N/A            N/A
    End of period                          $6.08           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      889            18,933           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1166)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.77          $10.33           N/A            N/A
    End of period                          $7.26           $10.64          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,563          10,690          11,777           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1166)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.74           $10.01           N/A             N/A            N/A
    End of period                          $5.87           $9.74            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,271            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $11.00           N/A             N/A             N/A            N/A
    End of period                          $7.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      608             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(701)

  Accumulation unit value:
    Beginning of period                    $16.86          $16.23          $15.97         $16.03          $15.81
    End of period                          $15.52          $16.86          $16.23         $15.97          $16.03
  Accumulation units outstanding
  at the end of period                     2,638           4,776           5,092           5,037          1,546

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(701)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(977)

  Accumulation unit value:
    Beginning of period                    $12.52          $12.55          $11.17         $11.25           N/A
    End of period                          $7.77           $12.52          $12.55         $11.17           N/A
  Accumulation units outstanding
  at the end of period                     7,310            766              -              738            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1159)

  Accumulation unit value:
    Beginning of period                    $10.29          $10.11          $10.07           N/A            N/A
    End of period                          $9.39           $10.29          $10.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                      367              -             5,789            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1159)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(568)

  Accumulation unit value:
    Beginning of period                    $15.08          $13.88          $10.83          $9.41          $8.13
    End of period                          $8.13           $15.08          $13.88         $10.83          $9.41
  Accumulation units outstanding
  at the end of period                      737             991            13,627          1,223           529

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(993)

  Accumulation unit value:
    Beginning of period                    $21.24          $20.27          $19.19           N/A            N/A
    End of period                          $11.46          $21.24          $20.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                      146             759            2,002            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(993)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(741)

  Accumulation unit value:
    Beginning of period                    $13.79          $13.36          $13.32         $13.38           N/A
    End of period                          $14.27          $13.79          $13.36         $13.32           N/A
  Accumulation units outstanding
  at the end of period                     12,008          1,506           1,520           4,925           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(741)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1156)

  Accumulation unit value:
    Beginning of period                    $13.79          $10.78          $9.40            N/A            N/A
    End of period                          $6.69           $13.79          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,176           6,603           7,402            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(743)

  Accumulation unit value:
    Beginning of period                    $17.22          $18.21          $16.37         $15.10           N/A
    End of period                          $10.20          $17.22          $18.21         $16.37           N/A
  Accumulation units outstanding
  at the end of period                     1,158           1,191            846            1,601           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(741)

  Accumulation unit value:
    Beginning of period                    $13.71          $15.15          $13.36         $12.57           N/A
    End of period                          $8.18           $13.71          $15.15         $13.36           N/A
  Accumulation units outstanding
  at the end of period                     1,594            442             449           11,914           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(741)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(423)

  Accumulation unit value:
    Beginning of period                    $10.68          $11.32          $10.39         $11.02          $9.32
    End of period                          $6.72           $10.68          $11.32         $10.39          $11.02
  Accumulation units outstanding
  at the end of period                     14,942          21,423          29,084         31,540          6,349

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(423)

  Accumulation unit value:
    Beginning of period                    $8.11            N/A
    End of period                          $9.32            N/A
  Accumulation units outstanding
  at the end of period                     1,996            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.56          $10.49         $10.61          $10.49
    End of period                          $10.98          $10.91          $10.56         $10.49          $10.61
  Accumulation units outstanding
  at the end of period                     16,400          21,614          20,723         15,542          1,059

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1033)

  Accumulation unit value:
    Beginning of period                    $5.49           $5.43           $4.63            N/A            N/A
    End of period                          $3.22           $5.49           $5.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,085           38,605          7,194            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1033)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(701)

  Accumulation unit value:
    Beginning of period                    $9.35           $10.46          $9.49          $10.02          $9.56
    End of period                          $6.24           $9.35           $10.46          $9.49          $10.02
  Accumulation units outstanding
  at the end of period                       -              758             927            1,009          1,023

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(701)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(423)

  Accumulation unit value:
    Beginning of period                    $9.99           $10.18          $8.10           $8.84          $8.85
    End of period                          $5.23           $9.99           $10.18          $8.10          $8.84
  Accumulation units outstanding
  at the end of period                     19,413          26,409          30,898         32,989          7,084

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(423)

  Accumulation unit value:
    Beginning of period                    $7.80            N/A
    End of period                          $8.85            N/A
  Accumulation units outstanding
  at the end of period                     2,047            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1101)

  Accumulation unit value:
    Beginning of period                    $10.18          $11.66          $10.21           N/A            N/A
    End of period                          $5.01           $10.18          $11.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,856           13,443          10,077           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1101)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(841)

  Accumulation unit value:
    Beginning of period                    $8.82           $8.75           $7.72           $7.56           N/A
    End of period                          $5.32           $8.82           $8.75           $7.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(841)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(877)

  Accumulation unit value:
    Beginning of period                    $10.62          $13.24          $11.49         $11.05           N/A
    End of period                          $5.09           $10.62          $13.24         $11.49           N/A
  Accumulation units outstanding
  at the end of period                      335             335              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(877)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(423)

  Accumulation unit value:
    Beginning of period                    $17.03          $15.78          $11.60         $10.85          $8.72
    End of period                          $8.51           $17.03          $15.78         $11.60          $10.85
  Accumulation units outstanding
  at the end of period                     14,885          28,072          37,264         60,259          6,859

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(423)

  Accumulation unit value:
    Beginning of period                    $8.41            N/A
    End of period                          $8.72            N/A
  Accumulation units outstanding
  at the end of period                     1,946            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(751)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.69          $10.36          $9.63           N/A
    End of period                          $8.32           $11.16          $10.69         $10.36           N/A
  Accumulation units outstanding
  at the end of period                     1,648           2,823           4,006           1,995           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(751)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(446)

  Accumulation unit value:
    Beginning of period                    $18.66          $17.42          $14.29         $12.99          $11.19
    End of period                          $10.34          $18.66          $17.42         $14.29          $12.99
  Accumulation units outstanding
  at the end of period                     10,119          10,067          9,103          17,815          5,342

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(446)

  Accumulation unit value:
    Beginning of period                    $10.22           N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                      527             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(736)

  Accumulation unit value:
    Beginning of period                    $13.26          $13.47          $11.68         $10.87          $10.86
    End of period                          $7.40           $13.26          $13.47         $11.68          $10.87
  Accumulation units outstanding
  at the end of period                    105,706         323,233         368,502         198,802         1,825

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(736)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.71          $10.57           N/A             N/A            N/A
    End of period                          $6.13           $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,694           4,995            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                    $12.19          $10.55          $10.37         $10.79          $10.83
    End of period                          $6.92           $12.19          $10.55         $10.37          $10.79
  Accumulation units outstanding
  at the end of period                     4,995           8,295           6,820          49,578          8,924

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.39           N/A             N/A            N/A
    End of period                          $6.01           $11.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      140              90             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(622)

  Accumulation unit value:
    Beginning of period                    $32.75          $24.94          $21.27         $16.01          $14.44
    End of period                          $19.76          $32.75          $24.94         $21.27          $16.01
  Accumulation units outstanding
  at the end of period                     3,966           4,808           6,423           3,753          1,239

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(622)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(423)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.42          $12.22          $9.17          $8.03
    End of period                          $6.19           $12.66          $12.42         $12.22          $9.17
  Accumulation units outstanding
  at the end of period                     21,716          17,649          25,205         28,107          6,180

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(423)

  Accumulation unit value:
    Beginning of period                    $7.34            N/A
    End of period                          $8.03            N/A
  Accumulation units outstanding
  at the end of period                     2,191            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(446)

  Accumulation unit value:
    Beginning of period                    $14.83          $14.22          $13.35         $12.28          $10.93
    End of period                          $8.99           $14.83          $14.22         $13.35          $12.28
  Accumulation units outstanding
  at the end of period                     16,308          29,321          15,099         20,335          6,803

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(446)

  Accumulation unit value:
    Beginning of period                    $10.57           N/A
    End of period                          $10.93           N/A
  Accumulation units outstanding
  at the end of period                      589             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(446)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.37          $10.17         $10.04          $9.39
    End of period                          $7.01           $11.57          $11.37         $10.17          $10.04
  Accumulation units outstanding
  at the end of period                     16,162          18,507          15,640         27,547          5,595

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(446)

  Accumulation unit value:
    Beginning of period                    $8.97            N/A
    End of period                          $9.39            N/A
  Accumulation units outstanding
  at the end of period                      695             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(423)

  Accumulation unit value:
    Beginning of period                    $16.57          $19.06          $17.93         $16.96          $15.51
    End of period                          $9.64           $16.57          $19.06         $17.93          $16.96
  Accumulation units outstanding
  at the end of period                     5,460           11,637          13,137         18,632          4,966

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(423)

  Accumulation unit value:
    Beginning of period                    $14.22           N/A
    End of period                          $15.51           N/A
  Accumulation units outstanding
  at the end of period                     1,155            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(446)

  Accumulation unit value:
    Beginning of period                    $13.81          $14.53          $12.74         $12.59          $11.04
    End of period                          $8.72           $13.81          $14.53         $12.74          $12.59
  Accumulation units outstanding
  at the end of period                     12,615          11,149          11,942         15,282          4,486

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(446)

  Accumulation unit value:
    Beginning of period                    $10.71           N/A
    End of period                          $11.04           N/A
  Accumulation units outstanding
  at the end of period                      505             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(838)

  Accumulation unit value:
    Beginning of period                    $6.19           $5.56           $5.24           $5.05           N/A
    End of period                          $3.40           $6.19           $5.56           $5.24           N/A
  Accumulation units outstanding
  at the end of period                       -             3,335             -            21,234           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(681)

  Accumulation unit value:
    Beginning of period                    $17.04          $14.69          $15.35         $11.39          $9.72
    End of period                          $8.70           $17.04          $14.69         $15.35          $11.39
  Accumulation units outstanding
  at the end of period                     32,785          53,489          60,220         46,138          7,133

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(681)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.81          $11.76         $11.04          $9.86
    End of period                          $7.65           $13.77          $12.81         $11.76          $11.04
  Accumulation units outstanding
  at the end of period                     3,113           7,801           11,524         17,466           158

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(681)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(568)

  Accumulation unit value:
    Beginning of period                    $13.86          $13.43          $11.82         $10.71          $9.41
    End of period                          $7.96           $13.86          $13.43         $11.82          $10.71
  Accumulation units outstanding
  at the end of period                     1,956           3,204           6,132           6,198           459

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.91           N/A             N/A             N/A            N/A
    End of period                          $10.08           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,668           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(473)

  Accumulation unit value:
    Beginning of period                    $13.17          $12.53          $12.48         $12.56          $12.38
    End of period                          $12.84          $13.17          $12.53         $12.48          $12.56
  Accumulation units outstanding
  at the end of period                     22,822          14,854          13,627          6,052          2,962

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(473)

  Accumulation unit value:
    Beginning of period                    $12.38           N/A
    End of period                          $12.38           N/A
  Accumulation units outstanding
  at the end of period                       50             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(701)

  Accumulation unit value:
    Beginning of period                    $11.95          $12.45          $11.60         $11.75          $11.67
    End of period                          $8.03           $11.95          $12.45         $11.60          $11.75
  Accumulation units outstanding
  at the end of period                     8,482           2,566           2,957          15,411          2,095

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(701)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(743)

  Accumulation unit value:
    Beginning of period                    $17.47          $19.07          $17.38         $16.81           N/A
    End of period                          $8.95           $17.47          $19.07         $17.38           N/A
  Accumulation units outstanding
  at the end of period                     2,530            221             216            1,635           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1912)

  Accumulation unit value:
    Beginning of period                    $6.79            N/A             N/A             N/A            N/A
    End of period                          $5.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,734            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1912)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.65            N/A             N/A             N/A            N/A
    End of period                          $6.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,780            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $6.13            N/A             N/A             N/A            N/A
    End of period                          $6.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,376            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $6.55            N/A             N/A             N/A            N/A
    End of period                          $6.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,311            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.80            N/A             N/A             N/A            N/A
    End of period                          $7.01            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,938            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.55            N/A             N/A             N/A            N/A
    End of period                          $6.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,842            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                    $13.43           N/A             N/A             N/A            N/A
    End of period                          $8.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      584             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(736)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.84          $10.35         $10.28          $10.28
    End of period                          $9.36           $11.18          $10.84         $10.35          $10.28
  Accumulation units outstanding
  at the end of period                     43,941          8,637           7,862          12,634           138

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(736)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(568)

  Accumulation unit value:
    Beginning of period                    $14.18          $13.44          $12.12         $11.62          $10.73
    End of period                          $8.90           $14.18          $13.44         $12.12          $11.62
  Accumulation units outstanding
  at the end of period                     24,802          29,468          50,357         50,284          20,269

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(719)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.43          $10.67         $10.47          $10.34
    End of period                          $9.14           $11.96          $11.43         $10.67          $10.47
  Accumulation units outstanding
  at the end of period                     25,274          21,475          22,793         25,755           648

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(709)

  Accumulation unit value:
    Beginning of period                    $13.47          $12.77          $11.72         $11.35          $10.99
    End of period                          $9.48           $13.47          $12.77         $11.72          $11.35
  Accumulation units outstanding
  at the end of period                     65,558         105,420          99,466         130,307         35,613

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.69            N/A             N/A             N/A            N/A
    End of period                          $6.28            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,702            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(733)

  Accumulation unit value:
    Beginning of period                    $23.32          $22.35          $20.26         $19.81          $19.69
    End of period                          $17.95          $23.32          $22.35         $20.26          $19.81
  Accumulation units outstanding
  at the end of period                     11,559          10,315          11,330         19,291          1,853

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(699)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.65          $10.50         $10.53          $10.55
    End of period                          $10.75          $10.83          $10.65         $10.50          $10.53
  Accumulation units outstanding
  at the end of period                     89,234          53,606          13,006         22,981            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(831)

  Accumulation unit value:
    Beginning of period                    $20.49          $19.57          $16.67         $15.63           N/A
    End of period                          $13.26          $20.49          $19.57         $16.67           N/A
  Accumulation units outstanding
  at the end of period                     1,383           5,217           3,786            239            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(817)

  Accumulation unit value:
    Beginning of period                    $26.97          $25.23          $22.85         $20.53           N/A
    End of period                          $14.96          $26.97          $25.23         $22.85           N/A
  Accumulation units outstanding
  at the end of period                     2,727           1,620             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(736)

  Accumulation unit value:
    Beginning of period                    $37.64          $33.08          $31.91         $28.80          $28.81
    End of period                          $21.69          $37.64          $33.08         $31.91          $28.80
  Accumulation units outstanding
  at the end of period                      513             649             147            8,422           583

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(736)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(733)

  Accumulation unit value:
    Beginning of period                    $14.45          $14.76          $12.67         $12.29          $12.22
    End of period                          $8.35           $14.45          $14.76         $12.67          $12.29
  Accumulation units outstanding
  at the end of period                     5,205           5,014           3,576          24,252          3,412

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.97%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(763)

  Accumulation unit value:
    Beginning of period                    $21.69          $19.94          $17.10         $16.85           N/A
    End of period                          $12.99          $21.69          $19.94         $17.10           N/A
  Accumulation units outstanding
  at the end of period                      452             468             491             516            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(763)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(763)

  Accumulation unit value:
    Beginning of period                    $16.84          $16.21          $15.95         $16.16           N/A
    End of period                          $15.50          $16.84          $16.21         $15.95           N/A
  Accumulation units outstanding
  at the end of period                      335             384             363             340            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(763)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(763)

  Accumulation unit value:
    Beginning of period                    $15.07          $13.86          $10.82          $9.25           N/A
    End of period                          $8.12           $15.07          $13.86         $10.82           N/A
  Accumulation units outstanding
  at the end of period                      237             244             285             342            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(763)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(793)

  Accumulation unit value:
    Beginning of period                    $13.79          $13.35          $13.32         $13.21           N/A
    End of period                          $14.26          $13.79          $13.35         $13.32           N/A
  Accumulation units outstanding
  at the end of period                       92             104              97             86             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(763)

  Accumulation unit value:
    Beginning of period                    $17.20          $18.19          $16.36         $15.41           N/A
    End of period                          $10.19          $17.20          $18.19         $16.36           N/A
  Accumulation units outstanding
  at the end of period                      540             511             538             561            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(763)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(763)

  Accumulation unit value:
    Beginning of period                    $13.70          $15.14          $13.35         $13.04           N/A
    End of period                          $8.17           $13.70          $15.14         $13.35           N/A
  Accumulation units outstanding
  at the end of period                      690             629             627             664            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(763)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(793)

  Accumulation unit value:
    Beginning of period                    $17.00          $15.77          $11.59         $10.36           N/A
    End of period                          $8.50           $17.00          $15.77         $11.59           N/A
  Accumulation units outstanding
  at the end of period                      171             173             203             220            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(829)

  Accumulation unit value:
    Beginning of period                    $13.26          $13.47          $11.68         $10.34           N/A
    End of period                          $7.40           $13.26          $13.47         $11.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,596           1,653           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(763)

  Accumulation unit value:
    Beginning of period                    $32.71          $24.91          $21.25         $17.23           N/A
    End of period                          $19.73          $32.71          $24.91         $21.25           N/A
  Accumulation units outstanding
  at the end of period                      106             139             142             183            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(763)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.81          $11.76         $10.40           N/A
    End of period                          $7.65           $13.77          $12.81         $11.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,649           1,643           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(763)

  Accumulation unit value:
    Beginning of period                    $13.85          $13.42          $11.82         $10.27           N/A
    End of period                          $7.95           $13.85          $13.42         $11.82           N/A
  Accumulation units outstanding
  at the end of period                      251             254             264             308            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(763)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(763)

  Accumulation unit value:
    Beginning of period                    $13.15          $12.52          $12.46         $12.60           N/A
    End of period                          $12.82          $13.15          $12.52         $12.46           N/A
  Accumulation units outstanding
  at the end of period                      225             277             260             251            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(763)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(763)

  Accumulation unit value:
    Beginning of period                    $11.94          $12.44          $11.59         $11.78           N/A
    End of period                          $8.03           $11.94          $12.44         $11.59           N/A
  Accumulation units outstanding
  at the end of period                      375             384             383             367            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(763)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(829)

  Accumulation unit value:
    Beginning of period                    $23.29          $22.33          $20.23         $19.12           N/A
    End of period                          $17.93          $23.29          $22.33         $20.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -              475             447            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(763)

  Accumulation unit value:
    Beginning of period                    $26.93          $25.20          $22.83         $21.71           N/A
    End of period                          $14.94          $26.93          $25.20         $22.83           N/A
  Accumulation units outstanding
  at the end of period                      550             567             579             600            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(763)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(763)

  Accumulation unit value:
    Beginning of period                    $37.59          $33.04          $31.87         $28.11           N/A
    End of period                          $21.66          $37.59          $33.04         $31.87           N/A
  Accumulation units outstanding
  at the end of period                      256             283             274             307            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(763)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(763)

  Accumulation unit value:
    Beginning of period                    $14.44          $14.75          $12.66         $12.16           N/A
    End of period                          $8.34           $14.44          $14.75         $12.66           N/A
  Accumulation units outstanding
  at the end of period                      972             971            1,039           1,065           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(763)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.995%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1146)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.76          $10.27           N/A            N/A
    End of period                          $7.25           $10.64          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.51          $12.62           N/A             N/A            N/A
    End of period                          $7.76           $12.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      753             874             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1164)

  Accumulation unit value:
    Beginning of period                    $15.03          $13.83          $12.45           N/A            N/A
    End of period                          $8.10           $15.03          $13.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $13.39           N/A             N/A             N/A            N/A
    End of period                          $14.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      741             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(786)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.54          $10.48         $10.47           N/A
    End of period                          $10.96          $10.89          $10.54         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,896           3,338           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1164)

  Accumulation unit value:
    Beginning of period                    $10.18          $11.65          $10.99           N/A            N/A
    End of period                          $5.00           $10.18          $11.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,134           1,004             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1146)

  Accumulation unit value:
    Beginning of period                    $10.59          $13.21          $12.03           N/A            N/A
    End of period                          $5.07           $10.59          $13.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,235            982              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                    $10.45           N/A             N/A             N/A            N/A
    End of period                          $8.29            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,232            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(786)

  Accumulation unit value:
    Beginning of period                    $18.62          $17.39          $14.27         $13.22           N/A
    End of period                          $10.32          $18.62          $17.39         $14.27           N/A
  Accumulation units outstanding
  at the end of period                      586             567            2,735           3,204           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(776)

  Accumulation unit value:
    Beginning of period                    $13.25          $13.46          $11.67         $11.07           N/A
    End of period                          $7.39           $13.25          $13.46         $11.67           N/A
  Accumulation units outstanding
  at the end of period                     19,817          20,876          17,608         18,419           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(574)

  Accumulation unit value:
    Beginning of period                    $14.80          $14.20          $13.34         $12.27          $10.78
    End of period                          $8.97           $14.80          $14.20         $13.34          $12.27
  Accumulation units outstanding
  at the end of period                       -               -             3,099           3,158            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(786)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.34          $10.16          $9.96           N/A
    End of period                          $6.99           $11.55          $11.34         $10.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,016           3,800           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(786)

  Accumulation unit value:
    Beginning of period                    $13.78          $14.50          $12.72         $12.11           N/A
    End of period                          $8.70           $13.78          $14.50         $12.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,170           3,190           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.17           $5.79            N/A             N/A            N/A
    End of period                          $3.39           $6.17            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,688           1,790            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(776)

  Accumulation unit value:
    Beginning of period                    $17.02          $14.68          $15.34         $12.45           N/A
    End of period                          $8.68           $17.02          $14.68         $15.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.42          $10.66         $10.39           N/A
    End of period                          $9.13           $11.94          $11.42         $10.66           N/A
  Accumulation units outstanding
  at the end of period                       -             10,253            -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $9.66            N/A             N/A             N/A            N/A
    End of period                          $9.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,919            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                    $20.45          $19.54          $18.56           N/A            N/A
    End of period                          $13.23          $20.45          $19.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.00%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.52          $15.18          $11.47         $10.73           N/A
    End of period                          $7.81           $12.52          $15.18         $11.47           N/A
  Accumulation units outstanding
  at the end of period                      717             757            2,126           1,410           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(985)

  Accumulation unit value:
    Beginning of period                    $15.73          $14.77          $12.91           N/A            N/A
    End of period                          $9.02           $15.73          $14.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                      693             731             767             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(985)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(566)

  Accumulation unit value:
    Beginning of period                    $13.01          $11.58          $11.06         $10.63          $10.31
    End of period                          $7.87           $13.01          $11.58         $11.06          $10.63
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(566)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(566)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.87          $10.11          $9.46          $8.97
    End of period                          $7.92           $11.38          $10.87         $10.11          $9.46
  Accumulation units outstanding
  at the end of period                     8,590           8,989           9,345           3,317          2,332

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(566)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.33          $26.19           N/A             N/A            N/A
    End of period                          $14.14          $25.33           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,024            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.51          $11.32           N/A             N/A            N/A
    End of period                          $6.39           $13.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,967            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(566)

  Accumulation unit value:
    Beginning of period                    $16.07          $16.47          $15.10         $15.05          $14.65
    End of period                          $9.51           $16.07          $16.47         $15.10          $15.05
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(566)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(985)

  Accumulation unit value:
    Beginning of period                    $21.62          $19.87          $17.48           N/A            N/A
    End of period                          $12.95          $21.62          $19.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                      502             530             556             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(985)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(985)

  Accumulation unit value:
    Beginning of period                    $11.25          $12.35          $10.97           N/A            N/A
    End of period                          $7.30           $11.25          $12.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                      803             849             890             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(985)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(566)

  Accumulation unit value:
    Beginning of period                    $16.77          $16.16          $15.90         $15.97          $15.28
    End of period                          $15.44          $16.77          $16.16         $15.90          $15.97
  Accumulation units outstanding
  at the end of period                     1,147           1,211           1,270             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(566)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(791)

  Accumulation unit value:
    Beginning of period                    $15.02          $13.83          $10.79          $9.46           N/A
    End of period                          $8.09           $15.02          $13.83         $10.79           N/A
  Accumulation units outstanding
  at the end of period                      779             822            2,305           1,498           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(566)

  Accumulation unit value:
    Beginning of period                    $13.72          $13.30          $13.27         $13.36          $13.10
    End of period                          $14.19          $13.72          $13.30         $13.27          $13.36
  Accumulation units outstanding
  at the end of period                     2,761           2,916           3,059             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(566)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.78          $14.09           N/A             N/A            N/A
    End of period                          $6.68           $13.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,903            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(566)

  Accumulation unit value:
    Beginning of period                    $17.15          $18.15          $16.32         $15.46          $13.72
    End of period                          $10.16          $17.15          $18.15         $16.32          $15.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(566)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(892)

  Accumulation unit value:
    Beginning of period                    $10.64          $11.28          $10.36         $10.58           N/A
    End of period                          $6.69           $10.64          $11.28         $10.36           N/A
  Accumulation units outstanding
  at the end of period                      847            1,123           3,133           3,038           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(892)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(900)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.54          $10.48         $10.58           N/A
    End of period                          $10.95          $10.88          $10.54         $10.48           N/A
  Accumulation units outstanding
  at the end of period                      306             306             306             307            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.48           $5.41           $4.67            N/A            N/A
    End of period                          $3.21           $5.48           $5.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,602            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(892)

  Accumulation unit value:
    Beginning of period                    $9.95           $10.15          $8.07           $8.17           N/A
    End of period                          $5.21           $9.95           $10.15          $8.07           N/A
  Accumulation units outstanding
  at the end of period                     14,437          14,533          16,586          3,909           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(892)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $10.18          $11.65          $11.40           N/A            N/A
    End of period                          $5.00           $10.18          $11.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,690            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(892)

  Accumulation unit value:
    Beginning of period                    $16.96          $15.73          $11.57         $11.37           N/A
    End of period                          $8.47           $16.96          $15.73         $11.57           N/A
  Accumulation units outstanding
  at the end of period                     9,326           8,577           12,425          2,820           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(892)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(900)

  Accumulation unit value:
    Beginning of period                    $18.62          $17.38          $14.26         $13.22           N/A
    End of period                          $10.31          $18.62          $17.38         $14.26           N/A
  Accumulation units outstanding
  at the end of period                      245             245             245             245            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(745)

  Accumulation unit value:
    Beginning of period                    $13.25          $13.46          $11.67         $10.54           N/A
    End of period                          $7.39           $13.25          $13.46         $11.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,364           8,351           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(745)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(791)

  Accumulation unit value:
    Beginning of period                    $32.63          $24.86          $21.20         $18.98           N/A
    End of period                          $19.68          $32.63          $24.86         $21.20           N/A
  Accumulation units outstanding
  at the end of period                       -              856              -             1,914           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(892)

  Accumulation unit value:
    Beginning of period                    $12.61          $12.38          $12.19         $11.10           N/A
    End of period                          $6.17           $12.61          $12.38         $12.19           N/A
  Accumulation units outstanding
  at the end of period                     12,333          11,858          13,235          2,897           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(892)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(900)

  Accumulation unit value:
    Beginning of period                    $14.80          $14.19          $13.33         $12.73           N/A
    End of period                          $8.96           $14.80          $14.19         $13.33           N/A
  Accumulation units outstanding
  at the end of period                      254             254             255             255            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(900)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.34          $10.16          $9.86           N/A
    End of period                          $6.99           $11.54          $11.34         $10.16           N/A
  Accumulation units outstanding
  at the end of period                      328             328             329             329            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(892)

  Accumulation unit value:
    Beginning of period                    $16.51          $19.00          $17.88         $17.56           N/A
    End of period                          $9.60           $16.51          $19.00         $17.88           N/A
  Accumulation units outstanding
  at the end of period                      522             702            1,949           1,839           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(892)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(900)

  Accumulation unit value:
    Beginning of period                    $13.77          $14.50          $12.72         $12.34           N/A
    End of period                          $8.70           $13.77          $14.50         $12.72           N/A
  Accumulation units outstanding
  at the end of period                     8,872           9,981           9,157            263            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $6.16           $5.55           $5.23           $5.23           N/A
    End of period                          $3.38           $6.16           $5.55           $5.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,547           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1013)

  Accumulation unit value:
    Beginning of period                    $13.76          $12.80          $11.66           N/A            N/A
    End of period                          $7.64           $13.76          $12.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,567           9,897           10,114           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1013)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(579)

  Accumulation unit value:
    Beginning of period                    $13.82          $13.40          $11.80         $10.69          $9.03
    End of period                          $7.93           $13.82          $13.40         $11.80          $10.69
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(579)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(566)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.48          $12.43         $12.52          $12.26
    End of period                          $12.78          $13.11          $12.48         $12.43          $12.52
  Accumulation units outstanding
  at the end of period                     1,470           1,553           1,629             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(566)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(985)

  Accumulation unit value:
    Beginning of period                    $11.90          $12.41          $11.65           N/A            N/A
    End of period                          $8.00           $11.90          $12.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                      776             820             860             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(985)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(745)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.83          $10.34         $10.21           N/A
    End of period                          $9.35           $11.17          $10.83         $10.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,545           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(745)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(745)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.42          $10.66         $10.31           N/A
    End of period                          $9.13           $11.94          $11.42         $10.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,529           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(745)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(745)

  Accumulation unit value:
    Beginning of period                    $13.42          $12.72          $11.69         $11.10           N/A
    End of period                          $9.44           $13.42          $12.72         $11.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,420           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(745)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(566)

  Accumulation unit value:
    Beginning of period                    $23.21          $22.25          $20.17         $19.74          $18.65
    End of period                          $17.85          $23.21          $22.25         $20.17          $19.74
  Accumulation units outstanding
  at the end of period                     4,219           4,415           4,591           1,599          1,116

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(566)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.77           N/A             N/A             N/A            N/A
    End of period                          $10.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,237            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(985)

  Accumulation unit value:
    Beginning of period                    $20.45          $19.54          $16.96           N/A            N/A
    End of period                          $13.23          $20.45          $19.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,031           1,089           1,142            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(985)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(566)

  Accumulation unit value:
    Beginning of period                    $26.83          $25.11          $22.76         $22.10          $21.09
    End of period                          $14.88          $26.83          $25.11         $22.76          $22.10
  Accumulation units outstanding
  at the end of period                      745             787              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(566)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(566)

  Accumulation unit value:
    Beginning of period                    $14.40          $14.72          $12.64         $12.27          $11.27
    End of period                          $8.32           $14.40          $14.72         $12.64          $12.27
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(566)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.01%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $12.52          $15.18          $11.47         $11.22           N/A
    End of period                          $7.81           $12.52          $15.18         $11.47           N/A
  Accumulation units outstanding
  at the end of period                     1,265           1,802           10,954            -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(607)

  Accumulation unit value:
    Beginning of period                    $15.71          $14.75          $12.40         $11.54          $10.26
    End of period                          $9.00           $15.71          $14.75         $12.40          $11.54
  Accumulation units outstanding
  at the end of period                     1,044           1,101           1,141           1,273          1,317

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(607)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.58          $11.06         $10.63          $10.29
    End of period                          $7.86           $13.00          $11.58         $11.06          $10.63
  Accumulation units outstanding
  at the end of period                     6,028           6,278           6,835           7,329          7,376

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                    $14.32          $13.25          $11.93         $11.34          $10.32
    End of period                          $8.37           $14.32          $13.25         $11.93          $11.34
  Accumulation units outstanding
  at the end of period                     2,648           3,078           3,277           5,192          5,152

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(598)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.86          $10.10          $9.46          $8.72
    End of period                          $7.92           $11.38          $10.86         $10.10          $9.46
  Accumulation units outstanding
  at the end of period                     8,786           7,812           8,064           7,916          7,017

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(583)

  Accumulation unit value:
    Beginning of period                    $25.30          $21.61          $19.65         $19.87          $17.50
    End of period                          $14.12          $25.30          $21.61         $19.65          $19.87
  Accumulation units outstanding
  at the end of period                       -              209             223             238            254

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(585)

  Accumulation unit value:
    Beginning of period                    $24.55          $23.06          $22.71         $22.36          $21.14
    End of period                          $14.08          $24.55          $23.06         $22.71          $22.36
  Accumulation units outstanding
  at the end of period                      237             257             257             257            257

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.51          $12.50           N/A             N/A            N/A
    End of period                          $6.39           $13.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,388           2,959            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $6.37            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,336            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                    $16.05          $16.45          $15.09         $15.04          $13.96
    End of period                          $9.50           $16.05          $16.45         $15.09          $15.04
  Accumulation units outstanding
  at the end of period                      396             423             547             958            789

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(585)

  Accumulation unit value:
    Beginning of period                    $21.59          $19.86          $17.04         $17.13          $14.96
    End of period                          $12.93          $21.59          $19.86         $17.04          $17.13
  Accumulation units outstanding
  at the end of period                      489             489            2,984            684            724

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.80           $10.30           N/A             N/A            N/A
    End of period                          $6.08           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,604          14,686           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.76          $9.85            N/A            N/A
    End of period                          $7.25           $10.63          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,975           22,631            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.74           $10.31           N/A             N/A            N/A
    End of period                          $5.87           $9.74            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             8,633            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                    $11.25          $12.35          $10.81         $10.86           N/A
    End of period                          $7.30           $11.25          $12.35         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $16.75          $16.14          $15.89         $15.95          $14.98
    End of period                          $15.42          $16.75          $16.14         $15.89          $15.95
  Accumulation units outstanding
  at the end of period                     4,914           3,374           1,402           1,593           955

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(885)

  Accumulation unit value:
    Beginning of period                    $12.50          $12.54          $11.16         $11.14           N/A
    End of period                          $7.75           $12.50          $12.54         $11.16           N/A
  Accumulation units outstanding
  at the end of period                       -             3,360           1,023             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(885)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.28          $10.20           N/A             N/A            N/A
    End of period                          $9.38           $10.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      954             970             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(585)

  Accumulation unit value:
    Beginning of period                    $15.01          $13.82          $10.79          $9.37          $7.86
    End of period                          $8.08           $15.01          $13.82         $10.79          $9.37
  Accumulation units outstanding
  at the end of period                     4,912           13,623          6,650           5,729          2,666

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(835)

  Accumulation unit value:
    Beginning of period                    $21.11          $20.15          $18.53         $16.30           N/A
    End of period                          $11.38          $21.11          $20.15         $18.53           N/A
  Accumulation units outstanding
  at the end of period                     2,825           3,118             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $13.71          $13.28          $13.25         $13.34          $12.91
    End of period                          $14.17          $13.71          $13.28         $13.25          $13.34
  Accumulation units outstanding
  at the end of period                      218             233             243             319            243

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                    $13.78          $10.77          $8.70            N/A            N/A
    End of period                          $6.68           $13.78          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              899              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(585)

  Accumulation unit value:
    Beginning of period                    $17.13          $18.13          $16.31         $15.45          $13.19
    End of period                          $10.15          $17.13          $18.13         $16.31          $15.45
  Accumulation units outstanding
  at the end of period                     3,864           4,407           8,145          10,080          6,606

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(585)

  Accumulation unit value:
    Beginning of period                    $13.64          $15.09          $13.31         $13.11          $11.48
    End of period                          $8.13           $13.64          $15.09         $13.31          $13.11
  Accumulation units outstanding
  at the end of period                     3,082           3,465           6,437           5,733          4,094

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(586)

  Accumulation unit value:
    Beginning of period                    $10.63          $11.28          $10.36         $10.99          $9.40
    End of period                          $6.68           $10.63          $11.28         $10.36          $10.99
  Accumulation units outstanding
  at the end of period                     4,708           23,537          24,658         31,877          19,404

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(669)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.53          $10.47         $10.60          $10.63
    End of period                          $10.94          $10.88          $10.53         $10.47          $10.60
  Accumulation units outstanding
  at the end of period                     4,911           7,795           15,862         15,709          12,854

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(669)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.47           $6.04            N/A             N/A            N/A
    End of period                          $3.20           $5.47            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,189            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(663)

  Accumulation unit value:
    Beginning of period                    $9.31           $10.42          $9.46           $9.99          $8.99
    End of period                          $6.21           $9.31           $10.42          $9.46          $9.99
  Accumulation units outstanding
  at the end of period                     3,649           3,701           7,897           7,199          7,862

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(663)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(586)

  Accumulation unit value:
    Beginning of period                    $9.94           $10.15          $8.07           $8.82          $8.25
    End of period                          $5.21           $9.94           $10.15          $8.07          $8.82
  Accumulation units outstanding
  at the end of period                     7,295           23,941          27,250         37,329          23,059

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                    $10.17          $11.65          $9.85            N/A            N/A
    End of period                          $5.00           $10.17          $11.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,014           11,481          21,231           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                    $8.78           $8.72           $7.69           $7.60          $6.95
    End of period                          $5.30           $8.78           $8.72           $7.69          $7.60
  Accumulation units outstanding
  at the end of period                      898             936             961             989           1,019

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(631)

  Accumulation unit value:
    Beginning of period                    $10.58          $13.20          $11.46         $11.13          $10.04
    End of period                          $5.07           $10.58          $13.20         $11.46          $11.13
  Accumulation units outstanding
  at the end of period                     5,032           4,629           7,759           7,316          8,517

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(586)

  Accumulation unit value:
    Beginning of period                    $16.95          $15.73          $11.57         $10.82          $8.68
    End of period                          $8.47           $16.95          $15.73         $11.57          $10.82
  Accumulation units outstanding
  at the end of period                     4,118           23,107          25,038         32,786          18,359

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.65          $10.33          $9.89          $9.99
    End of period                          $8.28           $11.12          $10.65         $10.33          $9.89
  Accumulation units outstanding
  at the end of period                     6,990           8,109           8,063           7,294          6,941

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                    $9.80           $9.74            N/A             N/A            N/A
    End of period                          $6.67           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      391            5,574            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1366)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(631)

  Accumulation unit value:
    Beginning of period                    $18.61          $17.38          $14.26         $12.97          $11.12
    End of period                          $10.31          $18.61          $17.38         $14.26          $12.97
  Accumulation units outstanding
  at the end of period                     5,723           9,917           12,276         14,615          9,963

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                    $13.24          $13.46          $11.67         $10.87          $10.72
    End of period                          $7.38           $13.24          $13.46         $11.67          $10.87
  Accumulation units outstanding
  at the end of period                     99,901         130,382         139,829         160,387         3,364

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1120)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.62          $9.38            N/A            N/A
    End of period                          $6.12           $11.70          $10.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,115          9,762           20,883           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1120)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                    $12.17          $10.54          $10.37         $10.79          $10.43
    End of period                          $6.91           $12.17          $10.54         $10.37          $10.79
  Accumulation units outstanding
  at the end of period                       51            1,516           1,678           1,677          1,568

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(626)

  Accumulation unit value:
    Beginning of period                    $32.61          $24.85          $21.20         $15.97          $13.92
    End of period                          $19.66          $32.61          $24.85         $21.20          $15.97
  Accumulation units outstanding
  at the end of period                     3,100           4,571           3,547           3,578          1,990

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(586)

  Accumulation unit value:
    Beginning of period                    $12.61          $12.37          $12.18          $9.15          $7.79
    End of period                          $6.16           $12.61          $12.37         $12.18          $9.15
  Accumulation units outstanding
  at the end of period                     3,825           18,816          23,118         42,513          20,531

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(616)

  Accumulation unit value:
    Beginning of period                    $14.79          $14.19          $13.33         $12.26          $10.97
    End of period                          $8.96           $14.79          $14.19         $13.33          $12.26
  Accumulation units outstanding
  at the end of period                     5,983           9,015           16,331         17,430          16,873

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(598)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.34          $10.15         $10.02          $9.41
    End of period                          $6.98           $11.54          $11.34         $10.15          $10.02
  Accumulation units outstanding
  at the end of period                     17,803          28,087          35,665         38,178          17,882

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(586)

  Accumulation unit value:
    Beginning of period                    $16.50          $18.99          $17.87         $16.91          $14.59
    End of period                          $9.60           $16.50          $18.99         $17.87          $16.91
  Accumulation units outstanding
  at the end of period                     5,001           15,381          16,627         21,101          14,487

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(616)

  Accumulation unit value:
    Beginning of period                    $13.77          $14.49          $12.71         $12.57          $10.98
    End of period                          $8.69           $13.77          $14.49         $12.71          $12.57
  Accumulation units outstanding
  at the end of period                     3,493           5,658           12,454         14,309          11,653

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(606)

  Accumulation unit value:
    Beginning of period                    $6.16           $5.54           $5.22           $5.26          $5.17
    End of period                          $3.38           $6.16           $5.54           $5.22          $5.26
  Accumulation units outstanding
  at the end of period                     7,128           7,345           7,688           7,579          7,878

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(818)

  Accumulation unit value:
    Beginning of period                    $17.02          $14.68          $15.34         $11.50           N/A
    End of period                          $8.68           $17.02          $14.68         $15.34           N/A
  Accumulation units outstanding
  at the end of period                     4,940           9,872           10,024         20,119           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.80          $11.76         $11.04          $10.10
    End of period                          $7.63           $13.75          $12.80         $11.76          $11.04
  Accumulation units outstanding
  at the end of period                     64,045          91,404         103,036         109,037         14,552

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $13.81          $13.39          $11.80         $10.69          $9.43
    End of period                          $7.92           $13.81          $13.39         $11.80          $10.69
  Accumulation units outstanding
  at the end of period                     2,417           2,733           15,169          4,892          3,463

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.78          $10.15           N/A             N/A            N/A
    End of period                          $10.07          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,421           1,670            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $13.10          $12.47          $12.42         $12.51          $12.09
    End of period                          $12.76          $13.10          $12.47         $12.42          $12.51
  Accumulation units outstanding
  at the end of period                     12,700          19,515          37,750         18,410          12,110

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(631)

  Accumulation unit value:
    Beginning of period                    $18.13          $20.14          $18.25         $17.29          $15.43
    End of period                          $10.46          $18.13          $20.14         $18.25          $17.29
  Accumulation units outstanding
  at the end of period                     1,288           1,351           1,372           1,279          1,292

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $11.90          $12.40          $11.56         $11.72          $11.43
    End of period                          $8.00           $11.90          $12.40         $11.56          $11.72
  Accumulation units outstanding
  at the end of period                     2,933           2,139           4,105           3,017          3,663

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(610)

  Accumulation unit value:
    Beginning of period                    $17.36          $18.96          $17.28         $16.98          $15.98
    End of period                          $8.89           $17.36          $18.96         $17.28          $16.98
  Accumulation units outstanding
  at the end of period                      593             790             919             932            849

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.51            N/A             N/A             N/A            N/A
    End of period                          $6.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,757           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $6.12            N/A             N/A             N/A            N/A
    End of period                          $6.10            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,802           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.40          $10.16           N/A             N/A            N/A
    End of period                          $7.40           $10.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,978           10,689           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $6.56            N/A             N/A             N/A            N/A
    End of period                          $6.56            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,960           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $14.22          $13.43          $11.98         $11.38          $10.48
    End of period                          $8.40           $14.22          $13.43         $11.98          $11.38
  Accumulation units outstanding
  at the end of period                      139             160            3,513          10,171          7,171

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(862)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.82          $10.34         $10.25           N/A
    End of period                          $9.34           $11.16          $10.82         $10.34           N/A
  Accumulation units outstanding
  at the end of period                     25,540          24,301          9,703           2,047           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(583)

  Accumulation unit value:
    Beginning of period                    $14.11          $13.38          $12.08         $11.58          $10.44
    End of period                          $8.85           $14.11          $13.38         $12.08          $11.58
  Accumulation units outstanding
  at the end of period                     35,364          40,476          43,109         43,474          41,589

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(898)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.42          $10.66         $10.46           N/A
    End of period                          $9.12           $11.94          $11.42         $10.66           N/A
  Accumulation units outstanding
  at the end of period                     6,618           6,578           7,390           7,074           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(898)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $13.40          $12.71          $11.68         $11.31          $10.53
    End of period                          $9.43           $13.40          $12.71         $11.68          $11.31
  Accumulation units outstanding
  at the end of period                     14,847          17,827          17,912         18,873          9,020

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(610)

  Accumulation unit value:
    Beginning of period                    $23.18          $22.22          $20.15         $19.72          $18.52
    End of period                          $17.83          $23.18          $22.22         $20.15          $19.72
  Accumulation units outstanding
  at the end of period                     2,990            168            5,321           5,618           168

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.76          $10.61           N/A             N/A            N/A
    End of period                          $10.68          $10.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             10,047           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                    $20.42          $19.52          $16.63         $15.85          $14.72
    End of period                          $13.21          $20.42          $19.52         $16.63          $15.85
  Accumulation units outstanding
  at the end of period                       13            3,683           1,880           2,275            14

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $26.80          $25.08          $22.73         $22.08          $20.85
    End of period                          $14.86          $26.80          $25.08         $22.73          $22.08
  Accumulation units outstanding
  at the end of period                     5,026           4,847           2,951           3,227          2,712

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $37.41          $32.89          $31.74         $28.66          $26.23
    End of period                          $21.54          $37.41          $32.89         $31.74          $28.66
  Accumulation units outstanding
  at the end of period                     2,717           1,544           1,698           1,497          1,338

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(616)

  Accumulation unit value:
    Beginning of period                    $14.39          $14.71          $12.63         $12.26          $11.14
    End of period                          $8.31           $14.39          $14.71         $12.63          $12.26
  Accumulation units outstanding
  at the end of period                     3,226           8,102           5,301           2,919          2,822

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.045%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                    $12.50          $15.02           N/A             N/A            N/A
    End of period                          $7.80           $12.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       96             137             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                    $14.29          $13.23          $11.91         $11.32          $11.08
    End of period                          $8.35           $14.29          $13.23         $11.91          $11.32
  Accumulation units outstanding
  at the end of period                      500             500             681             681            521

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(560)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.84          $10.08          $9.44          $8.93
    End of period                          $7.89           $11.35          $10.84         $10.08          $9.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -            3,249

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1116)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.76          $10.00           N/A            N/A
    End of period                          $7.24           $10.63          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             13,283          13,283           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1116)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(575)

  Accumulation unit value:
    Beginning of period                    $16.68          $16.07          $15.83         $15.90          $14.84
    End of period                          $15.34          $16.68          $16.07         $15.83          $15.90
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(575)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $21.01          $21.32           N/A             N/A            N/A
    End of period                          $11.32          $21.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      292             292             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(1000)

  Accumulation unit value:
    Beginning of period                    $17.07          $18.07          $16.70           N/A            N/A
    End of period                          $10.11          $17.07          $18.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                      145             210             202             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(1000)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(451)

  Accumulation unit value:
    Beginning of period                    $10.60          $11.25          $10.33         $10.97          $9.28
    End of period                          $6.66           $10.60          $11.25         $10.33          $10.97
  Accumulation units outstanding
  at the end of period                       -               -             1,158           1,096           978

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(451)

  Accumulation unit value:
    Beginning of period                    $8.32            N/A
    End of period                          $9.28            N/A
  Accumulation units outstanding
  at the end of period                     1,071            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(451)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.12          $8.05           $8.80          $8.82
    End of period                          $5.19           $9.91           $10.12          $8.05          $8.80
  Accumulation units outstanding
  at the end of period                       -               -             1,307           1,398          1,223

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(451)

  Accumulation unit value:
    Beginning of period                    $7.91            N/A
    End of period                          $8.82            N/A
  Accumulation units outstanding
  at the end of period                     1,127            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $10.55          $13.17          $11.43         $11.11          $10.18
    End of period                          $5.05           $10.55          $13.17         $11.43          $11.11
  Accumulation units outstanding
  at the end of period                       -               -               -               -             671

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(451)

  Accumulation unit value:
    Beginning of period                    $16.90          $15.68          $11.54         $10.80          $8.69
    End of period                          $8.44           $16.90          $15.68         $11.54          $10.80
  Accumulation units outstanding
  at the end of period                      185             205            1,107           1,006          1,003

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(451)

  Accumulation unit value:
    Beginning of period                    $8.41            N/A
    End of period                          $8.69            N/A
  Accumulation units outstanding
  at the end of period                     1,060            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.63          $10.31          $9.87          $10.26
    End of period                          $8.26           $11.08          $10.63         $10.31          $9.87
  Accumulation units outstanding
  at the end of period                       -               -               -               -             666

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1007)

  Accumulation unit value:
    Beginning of period                    $13.23          $13.44          $11.95           N/A            N/A
    End of period                          $7.37           $13.23          $13.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              537             537             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1007)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $32.52          $24.78          $21.15         $15.94          $13.55
    End of period                          $19.60          $32.52          $24.78         $21.15          $15.94
  Accumulation units outstanding
  at the end of period                       -               -              149              -             504

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(451)

  Accumulation unit value:
    Beginning of period                    $12.57          $12.34          $12.16          $9.13          $8.00
    End of period                          $6.14           $12.57          $12.34         $12.16          $9.13
  Accumulation units outstanding
  at the end of period                      244             287            1,372            958           5,955

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(451)

  Accumulation unit value:
    Beginning of period                    $7.34            N/A
    End of period                          $8.00            N/A
  Accumulation units outstanding
  at the end of period                     1,214            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(522)

  Accumulation unit value:
    Beginning of period                    $14.76          $14.16          $13.31         $12.25          $11.14
    End of period                          $8.94           $14.76          $14.16         $13.31          $12.25
  Accumulation units outstanding
  at the end of period                       -             2,073           2,073           2,073          2,073

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(522)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(522)

  Accumulation unit value:
    Beginning of period                    $11.51          $11.32          $10.14         $10.01          $9.57
    End of period                          $6.96           $11.51          $11.32         $10.14          $10.01
  Accumulation units outstanding
  at the end of period                       -             2,486           2,486           2,486          2,486

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(522)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(451)

  Accumulation unit value:
    Beginning of period                    $16.45          $18.94          $17.83         $16.88          $15.46
    End of period                          $9.56           $16.45          $18.94         $17.83          $16.88
  Accumulation units outstanding
  at the end of period                      155             204             883             653            649

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(451)

  Accumulation unit value:
    Beginning of period                    $15.13           N/A
    End of period                          $15.46           N/A
  Accumulation units outstanding
  at the end of period                      589             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(522)

  Accumulation unit value:
    Beginning of period                    $13.74          $14.47          $12.70         $12.56          $11.27
    End of period                          $8.67           $13.74          $14.47         $12.70          $12.56
  Accumulation units outstanding
  at the end of period                       -             2,050           2,050           2,050          2,050

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(522)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $6.14           $5.53           $5.21           $5.25          $5.18
    End of period                          $3.37           $6.14           $5.53           $5.21          $5.25
  Accumulation units outstanding
  at the end of period                      206             302              -               -            1,320

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1007)

  Accumulation unit value:
    Beginning of period                    $17.00          $14.67          $15.21           N/A            N/A
    End of period                          $8.66           $17.00          $14.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1007)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(938)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.79          $11.75         $11.21           N/A
    End of period                          $7.62           $13.74          $12.79         $11.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -              670             673            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(561)

  Accumulation unit value:
    Beginning of period                    $13.78          $13.36          $11.78         $10.67          $9.64
    End of period                          $7.90           $13.78          $13.36         $11.78          $10.67
  Accumulation units outstanding
  at the end of period                       -               -               -               -            1,576

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(561)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(575)

  Accumulation unit value:
    Beginning of period                    $13.05          $12.43          $12.39         $12.48          $12.04
    End of period                          $12.71          $13.05          $12.43         $12.39          $12.48
  Accumulation units outstanding
  at the end of period                       -             2,515           2,515             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(575)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(1007)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.82          $10.38           N/A            N/A
    End of period                          $9.33           $11.15          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(1007)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(889)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.41          $10.66         $10.50           N/A
    End of period                          $9.11           $11.92          $11.41         $10.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            12,047           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(889)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(558)

  Accumulation unit value:
    Beginning of period                    $13.36          $12.68          $11.65         $11.28          $10.68
    End of period                          $9.39           $13.36          $12.68         $11.65          $11.28
  Accumulation units outstanding
  at the end of period                      987             987            1,345           1,345          1,026

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(558)

  Accumulation unit value:
    Beginning of period                    $23.07          $22.13          $20.07         $19.65          $18.41
    End of period                          $17.74          $23.07          $22.13         $20.07          $19.65
  Accumulation units outstanding
  at the end of period                      563             563             767             767            586

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(560)

  Accumulation unit value:
    Beginning of period                    $26.68          $24.98          $22.65         $22.01          $21.07
    End of period                          $14.79          $26.68          $24.98         $22.65          $22.01
  Accumulation units outstanding
  at the end of period                       -               -               -               -             649

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(558)

  Accumulation unit value:
    Beginning of period                    $37.24          $32.76          $31.62         $28.57          $25.66
    End of period                          $21.44          $37.24          $32.76         $31.62          $28.57
  Accumulation units outstanding
  at the end of period                      404             404             550             550            951

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(558)

  Accumulation unit value:
    Beginning of period                    $14.35          $14.68          $12.61         $12.24          $11.09
    End of period                          $8.29           $14.35          $14.68         $12.61          $12.24
  Accumulation units outstanding
  at the end of period                      928             928            1,264           1,264           972

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.05%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(880)

  Accumulation unit value:
    Beginning of period                    $12.50          $15.17          $11.47         $11.51           N/A
    End of period                          $7.80           $12.50          $15.17         $11.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(859)

  Accumulation unit value:
    Beginning of period                    $15.63          $14.68          $12.35         $11.06           N/A
    End of period                          $8.95           $15.63          $14.68         $12.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(859)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(616)

  Accumulation unit value:
    Beginning of period                    $11.34          $10.83          $10.08          $9.44          $8.78
    End of period                          $7.89           $11.34          $10.83         $10.08          $9.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1027)

  Accumulation unit value:
    Beginning of period                    $24.42          $22.95          $22.51           N/A            N/A
    End of period                          $14.00          $24.42          $22.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(880)

  Accumulation unit value:
    Beginning of period                    $11.24          $12.34          $10.81         $11.06           N/A
    End of period                          $7.29           $11.24          $12.34         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(880)

  Accumulation unit value:
    Beginning of period                    $12.49          $12.53          $11.16         $11.16           N/A
    End of period                          $7.74           $12.49          $12.53         $11.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(810)

  Accumulation unit value:
    Beginning of period                    $14.95          $13.77          $10.75          $9.00           N/A
    End of period                          $8.05           $14.95          $13.77         $10.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(867)

  Accumulation unit value:
    Beginning of period                    $21.00          $20.06          $18.45         $17.49           N/A
    End of period                          $11.32          $21.00          $20.06         $18.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(880)

  Accumulation unit value:
    Beginning of period                    $13.64          $13.22          $13.20         $13.35           N/A
    End of period                          $14.09          $13.64          $13.22         $13.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(616)

  Accumulation unit value:
    Beginning of period                    $17.06          $18.07          $16.26         $15.40          $13.55
    End of period                          $10.10          $17.06          $18.07         $16.26          $15.40
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(616)

  Accumulation unit value:
    Beginning of period                    $13.59          $15.04          $13.27         $13.07          $11.72
    End of period                          $8.10           $13.59          $15.04         $13.27          $13.07
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                    $10.59          $11.24          $10.33         $11.14           N/A
    End of period                          $6.66           $10.59          $11.24         $10.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              263            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(565)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.51          $10.46         $10.58          $10.45
    End of period                          $10.91          $10.85          $10.51         $10.46          $10.58
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(565)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.11          $8.05           $8.66           N/A
    End of period                          $5.19           $9.91           $10.11          $8.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              336            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                    $16.89          $15.67          $11.53         $10.59           N/A
    End of period                          $8.43           $16.89          $15.67         $11.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              266            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(565)

  Accumulation unit value:
    Beginning of period                    $18.56          $17.34          $14.24         $12.95          $11.54
    End of period                          $10.28          $18.56          $17.34         $14.24          $12.95
  Accumulation units outstanding
  at the end of period                       -               -               -             1,064            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(565)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(808)

  Accumulation unit value:
    Beginning of period                    $13.22          $13.44          $11.66         $10.56           N/A
    End of period                          $7.37           $13.22          $13.44         $11.66           N/A
  Accumulation units outstanding
  at the end of period                       -             9,658           9,658             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(808)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(859)

  Accumulation unit value:
    Beginning of period                    $32.49          $24.76          $21.14         $19.25           N/A
    End of period                          $19.58          $32.49          $24.76         $21.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(859)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                    $12.56          $12.33          $12.15         $10.06           N/A
    End of period                          $6.14           $12.56          $12.33         $12.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              277            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(565)

  Accumulation unit value:
    Beginning of period                    $14.75          $14.16          $13.31         $12.25          $11.37
    End of period                          $8.93           $14.75          $14.16         $13.31          $12.25
  Accumulation units outstanding
  at the end of period                       -               -               -              549             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(565)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(565)

  Accumulation unit value:
    Beginning of period                    $11.51          $11.31          $10.14         $10.01          $9.50
    End of period                          $6.96           $11.51          $11.31         $10.14          $10.01
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(565)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(781)

  Accumulation unit value:
    Beginning of period                    $16.44          $18.93          $17.82         $17.26           N/A
    End of period                          $9.56           $16.44          $18.93         $17.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              168            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(565)

  Accumulation unit value:
    Beginning of period                    $13.73          $14.46          $12.69         $12.55          $11.57
    End of period                          $8.67           $13.73          $14.46         $12.69          $12.55
  Accumulation units outstanding
  at the end of period                       -               -               -              565             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(565)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(880)

  Accumulation unit value:
    Beginning of period                    $16.99          $14.67          $15.33         $12.97           N/A
    End of period                          $8.66           $16.99          $14.67         $15.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1027)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.79          $11.54           N/A            N/A
    End of period                          $7.62           $13.73          $12.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(616)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.36          $11.77         $10.67          $9.21
    End of period                          $7.90           $13.77          $13.36         $11.77          $10.67
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(880)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.82          $10.34         $10.36           N/A
    End of period                          $9.33           $11.15          $10.82         $10.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(737)

  Accumulation unit value:
    Beginning of period                    $14.05          $13.33          $12.04         $11.55          $11.55
    End of period                          $8.81           $14.05          $13.33         $12.04          $11.55
  Accumulation units outstanding
  at the end of period                       -             2,856           8,498          20,743          11,706

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(737)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(868)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.41          $10.66         $10.49           N/A
    End of period                          $9.11           $11.92          $11.41         $10.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(868)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(835)

  Accumulation unit value:
    Beginning of period                    $13.35          $12.67          $11.64         $11.04           N/A
    End of period                          $9.39           $13.35          $12.67         $11.64           N/A
  Accumulation units outstanding
  at the end of period                       -             8,437           4,263           9,041           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(880)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.54          $10.40         $10.39           N/A
    End of period                          $10.61          $10.70          $10.54         $10.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(810)

  Accumulation unit value:
    Beginning of period                    $26.66          $24.97          $22.64         $20.14           N/A
    End of period                          $14.78          $26.66          $24.97         $22.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(810)

  Accumulation unit value:
    Beginning of period                    $37.22          $32.74          $31.60         $26.45           N/A
    End of period                          $21.43          $37.22          $32.74         $31.60           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(810)

  Accumulation unit value:
    Beginning of period                    $14.35          $14.67          $12.60         $11.66           N/A
    End of period                          $8.29           $14.35          $14.67         $12.60           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.06%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.50          $15.17          $11.46         $10.72           N/A
    End of period                          $7.79           $12.50          $15.17         $11.46           N/A
  Accumulation units outstanding
  at the end of period                     6,599           5,606           21,171         13,415           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(687)

  Accumulation unit value:
    Beginning of period                    $15.61          $14.66          $12.33         $11.49          $10.19
    End of period                          $8.94           $15.61          $14.66         $12.33          $11.49
  Accumulation units outstanding
  at the end of period                     7,941           9,038           17,174         15,932          9,306

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(684)

  Accumulation unit value:
    Beginning of period                    $12.96          $11.55          $11.04         $10.61          $9.73
    End of period                          $7.83           $12.96          $11.55         $11.04          $10.61
  Accumulation units outstanding
  at the end of period                     10,174          18,121          17,336         13,083          3,076

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(699)

  Accumulation unit value:
    Beginning of period                    $14.27          $13.22          $11.90         $11.32          $10.71
    End of period                          $8.34           $14.27          $13.22         $11.90          $11.32
  Accumulation units outstanding
  at the end of period                     6,939           8,079           8,194           8,492           646

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(684)

  Accumulation unit value:
    Beginning of period                    $11.33          $10.82          $10.07          $9.43          $8.77
    End of period                          $7.88           $11.33          $10.82         $10.07          $9.43
  Accumulation units outstanding
  at the end of period                     20,295          11,823          12,105         12,109          4,093

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.14          $26.00           N/A             N/A            N/A
    End of period                          $14.02          $25.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      321            1,317            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(805)

  Accumulation unit value:
    Beginning of period                    $24.39          $22.92          $22.59         $20.40           N/A
    End of period                          $13.98          $24.39          $22.92         $22.59           N/A
  Accumulation units outstanding
  at the end of period                     1,563             30              31             30             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(805)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.50          $11.32           N/A             N/A            N/A
    End of period                          $6.39           $13.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,459           21,312           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(882)

  Accumulation unit value:
    Beginning of period                    $15.96          $16.36          $15.02         $14.85           N/A
    End of period                          $9.44           $15.96          $16.36         $15.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(882)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(583)

  Accumulation unit value:
    Beginning of period                    $21.47          $19.75          $16.96         $17.05          $14.59
    End of period                          $12.85          $21.47          $19.75         $16.96          $17.05
  Accumulation units outstanding
  at the end of period                     1,937           3,682           1,738           1,720            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.80           $10.16           N/A             N/A            N/A
    End of period                          $6.07           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      719             723             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.38           N/A             N/A             N/A            N/A
    End of period                          $7.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      566             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                    $11.23          $12.34          $10.81         $10.69           N/A
    End of period                          $7.28           $11.23          $12.34         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     2,968            457             408             396            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                    $16.65          $16.04          $15.80         $15.85           N/A
    End of period                          $15.31          $16.65          $16.04         $15.80           N/A
  Accumulation units outstanding
  at the end of period                     1,963           2,758           2,673           2,570           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                    $12.49          $12.53          $11.16         $10.61           N/A
    End of period                          $7.74           $12.49          $12.53         $11.16           N/A
  Accumulation units outstanding
  at the end of period                     2,201           2,881           2,496           2,529           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(791)

  Accumulation unit value:
    Beginning of period                    $14.93          $13.75          $10.74          $9.42           N/A
    End of period                          $8.04           $14.93          $13.75         $10.74           N/A
  Accumulation units outstanding
  at the end of period                     4,472           11,050          17,835          6,897           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(684)

  Accumulation unit value:
    Beginning of period                    $20.97          $20.04          $18.43         $17.90          $15.58
    End of period                          $11.30          $20.97          $20.04         $18.43          $17.90
  Accumulation units outstanding
  at the end of period                     8,899           9,722           2,493           2,246           288

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(717)

  Accumulation unit value:
    Beginning of period                    $13.62          $13.20          $13.18         $13.28          $13.15
    End of period                          $14.07          $13.62          $13.20         $13.18          $13.28
  Accumulation units outstanding
  at the end of period                     5,470           4,470           7,548           7,362           538

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                    $13.77          $10.77          $9.98            N/A            N/A
    End of period                          $6.67           $13.77          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,686           13,675          9,429            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(583)

  Accumulation unit value:
    Beginning of period                    $17.05          $18.05          $16.25         $15.39          $12.97
    End of period                          $10.09          $17.05          $18.05         $16.25          $15.39
  Accumulation units outstanding
  at the end of period                     7,347           9,233           7,640           7,684          2,500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(687)

  Accumulation unit value:
    Beginning of period                    $13.58          $15.02          $13.26         $13.06          $11.53
    End of period                          $8.09           $13.58          $15.02         $13.26          $13.06
  Accumulation units outstanding
  at the end of period                     3,466           6,278           6,050           3,959          2,401

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(461)

  Accumulation unit value:
    Beginning of period                    $10.59          $11.24          $10.32         $10.96          $9.27
    End of period                          $6.65           $10.59          $11.24         $10.32          $10.96
  Accumulation units outstanding
  at the end of period                     20,755          63,354          73,017         68,439          17,519

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(461)

  Accumulation unit value:
    Beginning of period                    $8.37            N/A
    End of period                          $9.27            N/A
  Accumulation units outstanding
  at the end of period                      565             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(560)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.51          $10.45         $10.58          $10.48
    End of period                          $10.91          $10.84          $10.51         $10.45          $10.58
  Accumulation units outstanding
  at the end of period                     2,755           7,278           7,722           5,390           490

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(791)

  Accumulation unit value:
    Beginning of period                    $5.45           $5.39           $4.08           $3.91           N/A
    End of period                          $3.19           $5.45           $5.39           $4.08           N/A
  Accumulation units outstanding
  at the end of period                     1,754           8,842           9,964           1,218           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(684)

  Accumulation unit value:
    Beginning of period                    $9.27           $10.38          $9.43           $9.97          $8.88
    End of period                          $6.18           $9.27           $10.38          $9.43          $9.97
  Accumulation units outstanding
  at the end of period                     4,571           3,665           2,082           1,590           996

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(461)

  Accumulation unit value:
    Beginning of period                    $9.90           $10.11          $8.04           $8.79          $8.81
    End of period                          $5.18           $9.90           $10.11          $8.04          $8.79
  Accumulation units outstanding
  at the end of period                     29,960          69,892          91,798         94,573          30,149

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(461)

  Accumulation unit value:
    Beginning of period                    $7.95            N/A
    End of period                          $8.81            N/A
  Accumulation units outstanding
  at the end of period                      592             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                    $10.16          $11.65          $9.85            N/A            N/A
    End of period                          $4.99           $10.16          $11.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,258           37,406          4,357            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(583)

  Accumulation unit value:
    Beginning of period                    $8.74           $8.69           $7.67           $7.58          $6.86
    End of period                          $5.27           $8.74           $8.69           $7.67          $7.58
  Accumulation units outstanding
  at the end of period                     2,750           2,584           2,584           2,588            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(708)

  Accumulation unit value:
    Beginning of period                    $10.53          $13.15          $11.42         $11.09          $10.71
    End of period                          $5.04           $10.53          $13.15         $11.42          $11.09
  Accumulation units outstanding
  at the end of period                     9,450           1,226           1,317            999            408

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(708)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(461)

  Accumulation unit value:
    Beginning of period                    $16.88          $15.67          $11.53         $10.79          $8.68
    End of period                          $8.43           $16.88          $15.67         $11.53          $10.79
  Accumulation units outstanding
  at the end of period                     21,436          53,059          66,065         70,484          17,885

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(461)

  Accumulation unit value:
    Beginning of period                    $8.13            N/A
    End of period                          $8.68            N/A
  Accumulation units outstanding
  at the end of period                      573             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(684)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.61          $10.30          $9.86          $9.06
    End of period                          $8.25           $11.07          $10.61         $10.30          $9.86
  Accumulation units outstanding
  at the end of period                     12,314          15,492          13,639         12,807          3,476

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(560)

  Accumulation unit value:
    Beginning of period                    $18.55          $17.33          $14.23         $12.95          $11.51
    End of period                          $10.27          $18.55          $17.33         $14.23          $12.95
  Accumulation units outstanding
  at the end of period                     5,892           11,544          16,685         17,258          1,395

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(735)

  Accumulation unit value:
    Beginning of period                    $13.22          $13.44          $11.66         $10.87          $10.88
    End of period                          $7.37           $13.22          $13.44         $11.66          $10.87
  Accumulation units outstanding
  at the end of period                    149,326         280,064         319,223         331,412          956

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.69           N/A             N/A             N/A            N/A
    End of period                          $6.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      279             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(757)

  Accumulation unit value:
    Beginning of period                    $12.15          $10.52          $10.36          $9.95           N/A
    End of period                          $6.89           $12.15          $10.52         $10.36           N/A
  Accumulation units outstanding
  at the end of period                     11,242          14,710          5,196           3,330           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                    $11.42           N/A             N/A             N/A            N/A
    End of period                          $6.00            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,291            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(708)

  Accumulation unit value:
    Beginning of period                    $32.46          $24.75          $21.12         $15.92          $15.67
    End of period                          $19.56          $32.46          $24.75         $21.12          $15.92
  Accumulation units outstanding
  at the end of period                     7,847           16,874          16,872         20,785           442

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(708)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(461)

  Accumulation unit value:
    Beginning of period                    $12.56          $12.33          $12.14          $9.12          $7.99
    End of period                          $6.13           $12.56          $12.33         $12.14          $9.12
  Accumulation units outstanding
  at the end of period                     23,235          57,802          67,756         72,327          20,989

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(461)

  Accumulation unit value:
    Beginning of period                    $7.48            N/A
    End of period                          $7.99            N/A
  Accumulation units outstanding
  at the end of period                      630             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $6.67            N/A             N/A             N/A            N/A
    End of period                          $6.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,635           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(560)

  Accumulation unit value:
    Beginning of period                    $14.75          $14.15          $13.30         $12.25          $11.32
    End of period                          $8.93           $14.75          $14.15         $13.30          $12.25
  Accumulation units outstanding
  at the end of period                     9,189           10,276          13,861         12,373          1,778

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(560)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.31          $10.13         $10.01          $9.51
    End of period                          $6.96           $11.50          $11.31         $10.13          $10.01
  Accumulation units outstanding
  at the end of period                     16,763          25,245          36,196         26,357          2,294

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $7.58            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,001            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(461)

  Accumulation unit value:
    Beginning of period                    $16.43          $18.92          $17.82         $16.86          $15.44
    End of period                          $9.55           $16.43          $18.92         $17.82          $16.86
  Accumulation units outstanding
  at the end of period                     7,085           33,367          43,959         43,902          13,597

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(461)

  Accumulation unit value:
    Beginning of period                    $15.53           N/A
    End of period                          $15.44           N/A
  Accumulation units outstanding
  at the end of period                      313             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(560)

  Accumulation unit value:
    Beginning of period                    $13.72          $14.46          $12.69         $12.55          $11.52
    End of period                          $8.66           $13.72          $14.46         $12.69          $12.55
  Accumulation units outstanding
  at the end of period                     10,573          15,414          12,860         11,658          1,131

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(684)

  Accumulation unit value:
    Beginning of period                    $6.14           $5.52           $5.21           $5.24          $4.68
    End of period                          $3.37           $6.14           $5.52           $5.21          $5.24
  Accumulation units outstanding
  at the end of period                     11,530          11,429          12,229         18,127          5,749

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(761)

  Accumulation unit value:
    Beginning of period                    $16.99          $14.66          $15.33         $11.99           N/A
    End of period                          $8.66           $16.99          $14.66         $15.33           N/A
  Accumulation units outstanding
  at the end of period                     21,181          32,925          47,424         40,963           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(761)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(714)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.78          $11.75         $11.04          $10.61
    End of period                          $7.62           $13.73          $12.78         $11.75          $11.04
  Accumulation units outstanding
  at the end of period                     11,363          7,997           9,708           8,339           672

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(714)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(521)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.35          $11.77         $10.67          $9.62
    End of period                          $7.90           $13.77          $13.35         $11.77          $10.67
  Accumulation units outstanding
  at the end of period                      346             347            6,140           6,140          5,793

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1921)

  Accumulation unit value:
    Beginning of period                    $4.51            N/A             N/A             N/A            N/A
    End of period                          $4.73            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      356             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1921)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1921)

  Accumulation unit value:
    Beginning of period                    $4.18            N/A             N/A             N/A            N/A
    End of period                          $4.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      407             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1921)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.09           N/A             N/A             N/A            N/A
    End of period                          $10.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,263           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(521)

  Accumulation unit value:
    Beginning of period                    $13.04          $12.42          $12.37         $12.47          $12.41
    End of period                          $12.69          $13.04          $12.42         $12.37          $12.47
  Accumulation units outstanding
  at the end of period                     19,152          14,652          22,892         23,190          10,232

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(690)

  Accumulation unit value:
    Beginning of period                    $18.01          $20.02          $18.15         $17.21          $15.23
    End of period                          $10.39          $18.01          $20.02         $18.15          $17.21
  Accumulation units outstanding
  at the end of period                     1,461           1,438           1,257           1,583           986

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $11.84          $12.35          $11.52         $11.68          $11.40
    End of period                          $7.95           $11.84          $12.35         $11.52          $11.68
  Accumulation units outstanding
  at the end of period                     3,204           5,628           8,616           6,992          3,007

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(699)

  Accumulation unit value:
    Beginning of period                    $17.25          $18.85          $17.19         $16.90          $16.37
    End of period                          $8.83           $17.25          $18.85         $17.19          $16.90
  Accumulation units outstanding
  at the end of period                     3,483           3,497           3,063           3,099           429

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1921)

  Accumulation unit value:
    Beginning of period                    $7.60            N/A             N/A             N/A            N/A
    End of period                          $5.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      438             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1921)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.46            N/A             N/A             N/A            N/A
    End of period                          $6.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,936           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $6.92            N/A             N/A             N/A            N/A
    End of period                          $7.40            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,887           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.45            N/A             N/A             N/A            N/A
    End of period                          $7.01            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,466            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $5.89            N/A             N/A             N/A            N/A
    End of period                          $6.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      419             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(897)

  Accumulation unit value:
    Beginning of period                    $14.15          $13.37          $11.93         $11.49           N/A
    End of period                          $8.35           $14.15          $13.37         $11.93           N/A
  Accumulation units outstanding
  at the end of period                     19,437          1,046           1,070           1,071           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.15          $10.98           N/A             N/A            N/A
    End of period                          $9.32           $11.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,712          13,401           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(487)

  Accumulation unit value:
    Beginning of period                    $14.04          $13.32          $12.03         $11.55          $10.67
    End of period                          $8.80           $14.04          $13.32         $12.03          $11.55
  Accumulation units outstanding
  at the end of period                     17,301          17,043          45,867         41,897          39,349

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(487)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(805)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.41          $10.66         $10.25           N/A
    End of period                          $9.10           $11.92          $11.41         $10.66           N/A
  Accumulation units outstanding
  at the end of period                     4,672           2,034           2,378            773            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(805)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(560)

  Accumulation unit value:
    Beginning of period                    $13.34          $12.66          $11.63         $11.27          $10.72
    End of period                          $9.38           $13.34          $12.66         $11.63          $11.27
  Accumulation units outstanding
  at the end of period                     34,445          29,484          30,086         29,857          7,500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.64           N/A             N/A             N/A            N/A
    End of period                          $8.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,100           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.11            N/A             N/A             N/A            N/A
    End of period                          $6.27            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,469            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(699)

  Accumulation unit value:
    Beginning of period                    $23.03          $22.09          $20.04         $19.62          $19.07
    End of period                          $17.71          $23.03          $22.09         $20.04          $19.62
  Accumulation units outstanding
  at the end of period                     11,960          3,986           3,964           3,923           369

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(707)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.53          $10.39         $10.43          $10.44
    End of period                          $10.60          $10.69          $10.53         $10.39          $10.43
  Accumulation units outstanding
  at the end of period                     51,972          49,489          14,460         37,614          4,541

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(583)

  Accumulation unit value:
    Beginning of period                    $20.38          $19.49          $16.62         $15.84          $14.02
    End of period                          $13.18          $20.38          $19.49         $16.62          $15.84
  Accumulation units outstanding
  at the end of period                     1,614           2,841           2,695           2,876           583

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(684)

  Accumulation unit value:
    Beginning of period                    $26.63          $24.94          $22.61         $21.98          $19.78
    End of period                          $14.76          $26.63          $24.94         $22.61          $21.98
  Accumulation units outstanding
  at the end of period                     5,839           10,903          12,533         12,493          7,721

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(521)

  Accumulation unit value:
    Beginning of period                    $37.17          $32.70          $31.57         $28.53          $25.22
    End of period                          $21.40          $37.17          $32.70         $31.57          $28.53
  Accumulation units outstanding
  at the end of period                     2,722           3,627           6,992           5,718          3,447

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(678)

  Accumulation unit value:
    Beginning of period                    $14.34          $14.66          $12.59         $12.23          $11.32
    End of period                          $8.28           $14.34          $14.66         $12.59          $12.23
  Accumulation units outstanding
  at the end of period                     8,164           23,525          42,010         40,488          22,953

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.07%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(891)

  Accumulation unit value:
    Beginning of period                    $10.58          $11.22          $10.31         $10.50           N/A
    End of period                          $6.64           $10.58          $11.22         $10.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(891)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(891)

  Accumulation unit value:
    Beginning of period                    $9.89           $10.10          $8.03           $8.12           N/A
    End of period                          $5.18           $9.89           $10.10          $8.03           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(891)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(891)

  Accumulation unit value:
    Beginning of period                    $16.86          $15.65          $11.52         $11.33           N/A
    End of period                          $8.42           $16.86          $15.65         $11.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(891)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(891)

  Accumulation unit value:
    Beginning of period                    $32.44          $24.73          $21.11         $21.29           N/A
    End of period                          $19.55          $32.44          $24.73         $21.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(891)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(891)

  Accumulation unit value:
    Beginning of period                    $12.54          $12.31          $12.13         $11.10           N/A
    End of period                          $6.12           $12.54          $12.31         $12.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(891)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(563)

  Accumulation unit value:
    Beginning of period                    $14.74          $14.14          $13.30         $12.24          $11.45
    End of period                          $8.92           $14.74          $14.14         $13.30          $12.24
  Accumulation units outstanding
  at the end of period                     2,391           2,391           2,391           2,391          1,831

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(563)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.30          $10.13         $10.01          $9.54
    End of period                          $6.95           $11.50          $11.30         $10.13          $10.01
  Accumulation units outstanding
  at the end of period                     7,875           7,875           7,875           7,875          5,982

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(891)

  Accumulation unit value:
    Beginning of period                    $16.41          $18.90          $17.80         $17.40           N/A
    End of period                          $9.54           $16.41          $18.90         $17.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(891)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(563)

  Accumulation unit value:
    Beginning of period                    $13.72          $14.45          $12.68         $12.55          $11.64
    End of period                          $8.66           $13.72          $14.45         $12.68          $12.55
  Accumulation units outstanding
  at the end of period                     1,786           1,786           1,786           1,786          1,363

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(563)

  Accumulation unit value:
    Beginning of period                    $13.76          $13.34          $11.76         $10.66          $9.73
    End of period                          $7.89           $13.76          $13.34         $11.76          $10.66
  Accumulation units outstanding
  at the end of period                     1,407           1,407           1,407           1,407          1,080

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.095%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $7.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,354            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.62           N/A             N/A             N/A            N/A
    End of period                          $8.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,275            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(787)

  Accumulation unit value:
    Beginning of period                    $12.93          $11.52          $11.02         $10.36           N/A
    End of period                          $7.82           $12.93          $11.52         $11.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.03          $25.88           N/A             N/A            N/A
    End of period                          $13.96          $25.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              917             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $21.34           N/A             N/A             N/A            N/A
    End of period                          $13.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      440             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.49          $13.72           N/A             N/A            N/A
    End of period                          $6.38           $13.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,308           3,889            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(787)

  Accumulation unit value:
    Beginning of period                    $21.39          $19.68          $16.90         $16.49           N/A
    End of period                          $12.80          $21.39          $19.68         $16.90           N/A
  Accumulation units outstanding
  at the end of period                      765              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.80           $10.17           N/A             N/A            N/A
    End of period                          $6.07           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,669           7,992            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1200)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.76          $10.62           N/A            N/A
    End of period                          $7.23           $10.62          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,865          19,859          7,232            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1200)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.73           $10.16           N/A             N/A            N/A
    End of period                          $5.86           $9.73            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,875           9,664            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $9.05            N/A             N/A             N/A            N/A
    End of period                          $7.27            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,327            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(787)

  Accumulation unit value:
    Beginning of period                    $16.57          $15.98          $15.74         $15.71           N/A
    End of period                          $15.24          $16.57          $15.98         $15.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1164)

  Accumulation unit value:
    Beginning of period                    $14.88          $13.71          $12.35           N/A            N/A
    End of period                          $8.01           $14.88          $13.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,439           6,888             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(787)

  Accumulation unit value:
    Beginning of period                    $13.56          $13.15          $13.13         $13.10           N/A
    End of period                          $14.01          $13.56          $13.15         $13.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.76          $13.99           N/A             N/A            N/A
    End of period                          $6.66           $13.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,311           8,812            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(787)

  Accumulation unit value:
    Beginning of period                    $16.99          $17.99          $16.20         $15.23           N/A
    End of period                          $10.05          $16.99          $17.99         $16.20           N/A
  Accumulation units outstanding
  at the end of period                      199             199              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                    $13.53          $16.09           N/A             N/A            N/A
    End of period                          $8.06           $13.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,446            478             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $8.49            N/A             N/A             N/A            N/A
    End of period                          $6.00            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,812            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(787)

  Accumulation unit value:
    Beginning of period                    $10.55          $11.20          $10.29         $10.93           N/A
    End of period                          $6.63           $10.55          $11.20         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(787)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.49          $10.44         $10.43           N/A
    End of period                          $10.88          $10.82          $10.49         $10.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -             14,367            -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(787)

  Accumulation unit value:
    Beginning of period                    $9.24           $10.35          $9.41           $9.60           N/A
    End of period                          $6.16           $9.24           $10.35          $9.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                    $8.83            N/A             N/A             N/A            N/A
    End of period                          $5.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,275            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $10.16          $10.97           N/A             N/A            N/A
    End of period                          $4.99           $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,866            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $10.50          $11.58           N/A             N/A            N/A
    End of period                          $5.03           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,946           2,087            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(787)

  Accumulation unit value:
    Beginning of period                    $16.82          $15.62          $11.50         $10.45           N/A
    End of period                          $8.40           $16.82          $15.62         $11.50           N/A
  Accumulation units outstanding
  at the end of period                       -             9,163             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(787)

  Accumulation unit value:
    Beginning of period                    $18.51          $17.30          $14.21         $13.18           N/A
    End of period                          $10.25          $18.51          $17.30         $14.21           N/A
  Accumulation units outstanding
  at the end of period                       -             1,526             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(720)

  Accumulation unit value:
    Beginning of period                    $13.21          $13.43          $11.66         $10.87          $10.45
    End of period                          $7.36           $13.21          $13.43         $11.66          $10.87
  Accumulation units outstanding
  at the end of period                     11,043          86,661          95,521         98,868          9,758

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(720)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.69          $12.35           N/A             N/A            N/A
    End of period                          $6.11           $11.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             16,197           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $32.37          $30.14           N/A             N/A            N/A
    End of period                          $19.50          $32.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,455            764             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                    $10.80           N/A             N/A             N/A            N/A
    End of period                          $6.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,042            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(787)

  Accumulation unit value:
    Beginning of period                    $14.71          $14.13          $13.28         $12.30           N/A
    End of period                          $8.90           $14.71          $14.13         $13.28           N/A
  Accumulation units outstanding
  at the end of period                       -             1,896             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1435)

  Accumulation unit value:
    Beginning of period                    $8.75           $8.91            N/A             N/A            N/A
    End of period                          $5.92           $8.75            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,409           4,818            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1435)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(787)

  Accumulation unit value:
    Beginning of period                    $13.70          $14.43          $12.67         $12.00           N/A
    End of period                          $8.64           $13.70          $14.43         $12.67           N/A
  Accumulation units outstanding
  at the end of period                       -             1,986             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.11           $5.75            N/A             N/A            N/A
    End of period                          $3.35           $6.11            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             8,405            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(809)

  Accumulation unit value:
    Beginning of period                    $16.97          $14.65          $15.32         $11.54           N/A
    End of period                          $8.65           $16.97          $14.65         $15.32           N/A
  Accumulation units outstanding
  at the end of period                      563            5,277           4,230          12,654           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(809)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                    $13.73          $14.41           N/A             N/A            N/A
    End of period                          $7.87           $13.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      584             584             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1823)

  Accumulation unit value:
    Beginning of period                    $7.15            N/A             N/A             N/A            N/A
    End of period                          $4.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      699             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1823)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(787)

  Accumulation unit value:
    Beginning of period                    $12.99          $12.38          $12.34         $12.31           N/A
    End of period                          $12.64          $12.99          $12.38         $12.34           N/A
  Accumulation units outstanding
  at the end of period                     1,406             -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(787)

  Accumulation unit value:
    Beginning of period                    $11.80          $12.30          $11.48         $11.65           N/A
    End of period                          $7.92           $11.80          $12.30         $11.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $17.17          $20.46           N/A             N/A            N/A
    End of period                          $8.79           $17.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      181             181             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1917)

  Accumulation unit value:
    Beginning of period                    $7.85            N/A             N/A             N/A            N/A
    End of period                          $5.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,418            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1917)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.17            N/A             N/A             N/A            N/A
    End of period                          $6.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,227            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(770)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.80          $10.33         $10.24           N/A
    End of period                          $9.31           $11.13          $10.80         $10.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(770)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(770)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.40          $10.65         $10.39           N/A
    End of period                          $9.09           $11.90          $11.40         $10.65           N/A
  Accumulation units outstanding
  at the end of period                     2,447           2,450           2,453           2,456           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(770)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(770)

  Accumulation unit value:
    Beginning of period                    $13.29          $12.62          $11.60         $11.13           N/A
    End of period                          $9.34           $13.29          $12.62         $11.60           N/A
  Accumulation units outstanding
  at the end of period                     4,705           5,238           5,906           5,974           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(770)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(787)

  Accumulation unit value:
    Beginning of period                    $22.93          $22.01          $19.97         $19.55           N/A
    End of period                          $17.62          $22.93          $22.01         $19.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.65          $10.57           N/A             N/A            N/A
    End of period                          $10.55          $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     88,057          63,488           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(787)

  Accumulation unit value:
    Beginning of period                    $20.34          $19.46          $16.60         $16.01           N/A
    End of period                          $13.15          $20.34          $19.46         $16.60           N/A
  Accumulation units outstanding
  at the end of period                     3,689             -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $26.51          $26.35           N/A             N/A            N/A
    End of period                          $14.69          $26.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      481             481             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(787)

  Accumulation unit value:
    Beginning of period                    $37.01          $32.57          $31.45         $27.85           N/A
    End of period                          $21.30          $37.01          $32.57         $31.45           N/A
  Accumulation units outstanding
  at the end of period                      140             755              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(787)

  Accumulation unit value:
    Beginning of period                    $14.30          $14.63          $12.57         $12.23           N/A
    End of period                          $8.25           $14.30          $14.63         $12.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.11%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(859)

  Accumulation unit value:
    Beginning of period                    $12.48          $15.15          $11.46         $10.68           N/A
    End of period                          $7.78           $12.48          $15.15         $11.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -              116             257            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(859)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(814)

  Accumulation unit value:
    Beginning of period                    $15.51          $14.58          $12.27         $11.18           N/A
    End of period                          $8.88           $15.51          $14.58         $12.27           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(906)

  Accumulation unit value:
    Beginning of period                    $11.29          $10.79          $10.04          $9.84           N/A
    End of period                          $7.85           $11.29          $10.79         $10.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(906)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(918)

  Accumulation unit value:
    Beginning of period                    $24.98          $21.36          $19.45         $18.57           N/A
    End of period                          $13.93          $24.98          $21.36         $19.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(678)

  Accumulation unit value:
    Beginning of period                    $24.24          $22.79          $22.47         $22.15          $20.45
    End of period                          $13.89          $24.24          $22.79         $22.47          $22.15
  Accumulation units outstanding
  at the end of period                      254             254             254             254            254

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.49          $12.00           N/A             N/A            N/A
    End of period                          $6.38           $13.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              318             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(705)

  Accumulation unit value:
    Beginning of period                    $21.35          $19.65          $16.88         $16.98          $16.10
    End of period                          $12.77          $21.35          $19.65         $16.88          $16.98
  Accumulation units outstanding
  at the end of period                      298             336             314             319            112

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1146)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.75          $10.26           N/A            N/A
    End of period                          $7.23           $10.62          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              362              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                    $11.22          $12.33          $10.80         $10.79           N/A
    End of period                          $7.27           $11.22          $12.33         $10.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(757)

  Accumulation unit value:
    Beginning of period                    $16.54          $15.95          $15.72         $15.85           N/A
    End of period                          $15.21          $16.54          $15.95         $15.72           N/A
  Accumulation units outstanding
  at the end of period                      637             572             465             430            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                    $12.47          $12.52          $11.16         $11.01           N/A
    End of period                          $7.73           $12.47          $12.52         $11.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(705)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.69          $10.70          $9.31          $8.78
    End of period                          $8.00           $14.86          $13.69         $10.70          $9.31
  Accumulation units outstanding
  at the end of period                     1,404           2,386           2,389            230            206

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(757)

  Accumulation unit value:
    Beginning of period                    $13.53          $13.13          $13.11         $13.31           N/A
    End of period                          $13.98          $13.53          $13.13         $13.11           N/A
  Accumulation units outstanding
  at the end of period                     6,470           1,326           1,061            968            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(678)

  Accumulation unit value:
    Beginning of period                    $16.96          $17.97          $16.18         $15.34          $13.86
    End of period                          $10.04          $16.96          $17.97         $16.18          $15.34
  Accumulation units outstanding
  at the end of period                      974             995             971             976            751

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(678)

  Accumulation unit value:
    Beginning of period                    $13.51          $14.96          $13.21         $13.02          $11.86
    End of period                          $8.04           $13.51          $14.96         $13.21          $13.02
  Accumulation units outstanding
  at the end of period                      728             743             696             706            438

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(635)

  Accumulation unit value:
    Beginning of period                    $10.54          $11.19          $10.29         $10.93          $9.41
    End of period                          $6.62           $10.54          $11.19         $10.29          $10.93
  Accumulation units outstanding
  at the end of period                     2,260           2,140           2,007           1,955          3,061

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(877)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.49          $10.43         $10.52           N/A
    End of period                          $10.85          $10.81          $10.49         $10.43           N/A
  Accumulation units outstanding
  at the end of period                       24              28              24             23             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(877)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(680)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.07          $8.02           $8.77          $8.17
    End of period                          $5.16           $9.86           $10.07          $8.02          $8.77
  Accumulation units outstanding
  at the end of period                       -               -               36              -            1,902

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                    $10.15          $11.64          $10.73           N/A            N/A
    End of period                          $4.98           $10.15          $11.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                      764            1,621           1,621            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(918)

  Accumulation unit value:
    Beginning of period                    $8.70           $8.65           $7.64           $7.47           N/A
    End of period                          $5.25           $8.70           $8.65           $7.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(678)

  Accumulation unit value:
    Beginning of period                    $10.49          $13.10          $11.39         $11.07          $10.38
    End of period                          $5.02           $10.49          $13.10         $11.39          $11.07
  Accumulation units outstanding
  at the end of period                     1,082           1,075           1,047           1,045           752

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(635)

  Accumulation unit value:
    Beginning of period                    $16.81          $15.61          $11.49         $10.76          $8.78
    End of period                          $8.39           $16.81          $15.61         $11.49          $10.76
  Accumulation units outstanding
  at the end of period                     2,711           2,483           2,674           5,637          2,192

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.57          $10.26          $9.83          $9.43
    End of period                          $8.20           $11.02          $10.57         $10.26          $9.83
  Accumulation units outstanding
  at the end of period                      279             282             284             286            288

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1348)

  Accumulation unit value:
    Beginning of period                    $9.79           $10.21           N/A             N/A            N/A
    End of period                          $6.66           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              392             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(680)

  Accumulation unit value:
    Beginning of period                    $18.50          $17.29          $14.20         $12.93          $11.59
    End of period                          $10.23          $18.50          $17.29         $14.20          $12.93
  Accumulation units outstanding
  at the end of period                      143             250             145             146            818

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(813)

  Accumulation unit value:
    Beginning of period                    $13.20          $13.43          $11.65         $10.55           N/A
    End of period                          $7.35           $13.20          $13.43         $11.65           N/A
  Accumulation units outstanding
  at the end of period                     4,133           6,930           6,988           6,678           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(813)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1215)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.61          $10.75           N/A            N/A
    End of period                          $6.11           $11.68          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              164             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1215)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                    $12.13          $10.51          $10.35          $9.21           N/A
    End of period                          $6.88           $12.13          $10.51         $10.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(678)

  Accumulation unit value:
    Beginning of period                    $32.34          $24.66          $21.06         $15.88          $15.75
    End of period                          $19.48          $32.34          $24.66         $21.06          $15.88
  Accumulation units outstanding
  at the end of period                      635             757             659             707            508

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(680)

  Accumulation unit value:
    Beginning of period                    $12.50          $12.28          $12.10          $9.10          $8.25
    End of period                          $6.10           $12.50          $12.28         $12.10          $9.10
  Accumulation units outstanding
  at the end of period                       -               -               28              -            1,882

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(680)

  Accumulation unit value:
    Beginning of period                    $14.70          $14.12          $13.27         $12.23          $11.02
    End of period                          $8.89           $14.70          $14.12         $13.27          $12.23
  Accumulation units outstanding
  at the end of period                      150             151             152             153           1,000

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(680)

  Accumulation unit value:
    Beginning of period                    $11.47          $11.28          $10.11          $9.99          $9.32
    End of period                          $6.93           $11.47          $11.28         $10.11          $9.99
  Accumulation units outstanding
  at the end of period                       -              334              -               -            4,166

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(635)

  Accumulation unit value:
    Beginning of period                    $16.36          $18.85          $17.76         $16.82          $13.03
    End of period                          $9.51           $16.36          $18.85         $17.76          $16.82
  Accumulation units outstanding
  at the end of period                     1,606           1,271           1,208           1,170          1,221

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(680)

  Accumulation unit value:
    Beginning of period                    $13.68          $14.42          $12.66         $12.53          $11.18
    End of period                          $8.63           $13.68          $14.42         $12.66          $12.53
  Accumulation units outstanding
  at the end of period                       -               -               -               -             556

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(918)

  Accumulation unit value:
    Beginning of period                    $6.11           $5.50           $5.19           $5.03           N/A
    End of period                          $3.35           $6.11           $5.50           $5.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(794)

  Accumulation unit value:
    Beginning of period                    $16.96          $14.65          $15.32         $12.22           N/A
    End of period                          $8.64           $16.96          $14.65         $15.32           N/A
  Accumulation units outstanding
  at the end of period                     4,342           5,586           5,863          12,701           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(906)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.77          $11.74         $11.44           N/A
    End of period                          $7.60           $13.71          $12.77         $11.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(906)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(705)

  Accumulation unit value:
    Beginning of period                    $13.72          $13.31          $11.74         $10.65          $10.01
    End of period                          $7.86           $13.72          $13.31         $11.74          $10.65
  Accumulation units outstanding
  at the end of period                      197             197             200             202            181

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(635)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.36          $12.32         $12.43          $12.32
    End of period                          $12.62          $12.97          $12.36         $12.32          $12.43
  Accumulation units outstanding
  at the end of period                     1,575           2,124           1,918           1,779          1,162

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $11.78          $12.29          $11.47         $11.64          $11.36
    End of period                          $7.91           $11.78          $12.29         $11.47          $11.64
  Accumulation units outstanding
  at the end of period                     1,236           1,304           1,208           1,165          1,089

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(814)

  Accumulation unit value:
    Beginning of period                    $14.08          $13.31          $11.88         $10.65           N/A
    End of period                          $8.31           $14.08          $13.31         $11.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(956)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.80          $10.33         $10.28           N/A
    End of period                          $9.30           $11.13          $10.80         $10.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(956)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(825)

  Accumulation unit value:
    Beginning of period                    $13.97          $13.26          $11.98         $11.07           N/A
    End of period                          $8.75           $13.97          $13.26         $11.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(825)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(826)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.40          $10.65         $10.16           N/A
    End of period                          $9.08           $11.90          $11.40         $10.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(826)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(785)

  Accumulation unit value:
    Beginning of period                    $13.27          $12.60          $11.59         $11.10           N/A
    End of period                          $9.33           $13.27          $12.60         $11.59           N/A
  Accumulation units outstanding
  at the end of period                     8,328           8,786           9,194           9,639           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(976)

  Accumulation unit value:
    Beginning of period                    $22.88          $21.97          $19.93         $19.99           N/A
    End of period                          $17.59          $22.88          $21.97         $19.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(976)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                    $20.33          $19.45          $18.47           N/A            N/A
    End of period                          $13.14          $20.33          $19.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                      541             963             963             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(757)

  Accumulation unit value:
    Beginning of period                    $26.46          $24.79          $22.49         $21.18           N/A
    End of period                          $14.66          $26.46          $24.79         $22.49           N/A
  Accumulation units outstanding
  at the end of period                      319             373             330             330            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(635)

  Accumulation unit value:
    Beginning of period                    $36.94          $32.51          $31.40         $28.39          $23.33
    End of period                          $21.25          $36.94          $32.51         $31.40          $28.39
  Accumulation units outstanding
  at the end of period                     1,100            957            1,031           1,003           939

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(705)

  Accumulation unit value:
    Beginning of period                    $14.28          $14.61          $12.56         $12.20          $11.74
    End of period                          $8.24           $14.28          $14.61         $12.56          $12.20
  Accumulation units outstanding
  at the end of period                      713             783             739             739            154

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.12%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(959)

  Accumulation unit value:
    Beginning of period                    $13.52          $13.11          $13.10         $13.05           N/A
    End of period                          $13.96          $13.52          $13.11         $13.10           N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,064           3,808           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(959)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(959)

  Accumulation unit value:
    Beginning of period                    $13.19          $13.42          $11.65         $11.65           N/A
    End of period                          $7.35           $13.19          $13.42         $11.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -             12,156         12,803           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(959)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(959)

  Accumulation unit value:
    Beginning of period                    $13.70          $12.77          $11.74         $11.75           N/A
    End of period                          $7.60           $13.70          $12.77         $11.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -             12,471         12,698           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(959)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(959)

  Accumulation unit value:
    Beginning of period                    $12.96          $12.35          $12.31         $12.31           N/A
    End of period                          $12.61          $12.96          $12.35         $12.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,313           4,039           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(959)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(959)

  Accumulation unit value:
    Beginning of period                    $11.77          $12.28          $11.46         $11.36           N/A
    End of period                          $7.90           $11.77          $12.28         $11.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,213           2,188           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(959)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.145%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $12.47          $15.14          $11.46         $11.21           N/A
    End of period                          $7.77           $12.47          $15.14         $11.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -              751             831            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(673)

  Accumulation unit value:
    Beginning of period                    $14.20          $13.16          $11.86         $11.29          $10.04
    End of period                          $8.29           $14.20          $13.16         $11.86          $11.29
  Accumulation units outstanding
  at the end of period                       -               -               -              752            914

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(673)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(558)

  Accumulation unit value:
    Beginning of period                    $11.26          $10.76          $10.03          $9.40          $8.86
    End of period                          $7.82           $11.26          $10.76         $10.03          $9.40
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(673)

  Accumulation unit value:
    Beginning of period                    $24.87          $21.27          $19.37         $19.62          $17.69
    End of period                          $13.86          $24.87          $21.27         $19.37          $19.62
  Accumulation units outstanding
  at the end of period                       -               -               -              214            259

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(673)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(673)

  Accumulation unit value:
    Beginning of period                    $15.81          $16.22          $14.90         $14.87          $13.45
    End of period                          $9.34           $15.81          $16.22         $14.90          $14.87
  Accumulation units outstanding
  at the end of period                       -               -               -              562            682

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(673)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                    $14.81          $13.65          $10.67         $10.67           N/A
    End of period                          $7.97           $14.81          $13.65         $10.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -              822             893            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(558)

  Accumulation unit value:
    Beginning of period                    $16.91          $17.92          $16.14         $15.30          $13.49
    End of period                          $10.00          $16.91          $17.92         $16.14          $15.30
  Accumulation units outstanding
  at the end of period                       -               -               -              276            336

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.41           $5.35           $4.63            N/A            N/A
    End of period                          $3.16           $5.41           $5.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,051            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $10.15          $11.64          $11.39           N/A            N/A
    End of period                          $4.98           $10.15          $11.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              952             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                    $16.75          $15.56          $14.82           N/A            N/A
    End of period                          $8.36           $16.75          $15.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              731             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(818)

  Accumulation unit value:
    Beginning of period                    $13.18          $13.41          $11.65         $10.36           N/A
    End of period                          $7.34           $13.18          $13.41         $11.65           N/A
  Accumulation units outstanding
  at the end of period                       -             12,307          12,307         12,307           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(867)

  Accumulation unit value:
    Beginning of period                    $32.23          $24.59          $21.01         $19.83           N/A
    End of period                          $19.41          $32.23          $24.59         $21.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,138           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                    $11.45          $11.26          $10.10          $9.98          $9.44
    End of period                          $6.92           $11.45          $11.26         $10.10          $9.98
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $6.09           $5.49           $5.18           $5.18           N/A
    End of period                          $3.34           $6.09           $5.49           $5.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              920            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(925)

  Accumulation unit value:
    Beginning of period                    $16.94          $14.63          $15.31         $13.79           N/A
    End of period                          $8.63           $16.94          $14.63         $15.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(925)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(857)

  Accumulation unit value:
    Beginning of period                    $12.93          $12.32          $12.29         $12.55           N/A
    End of period                          $12.58          $12.93          $12.32         $12.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(857)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(925)

  Accumulation unit value:
    Beginning of period                    $11.74          $12.25          $11.44         $11.41           N/A
    End of period                          $7.88           $11.74          $12.25         $11.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(925)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(673)

  Accumulation unit value:
    Beginning of period                    $17.06          $18.66          $17.04         $16.76          $15.51
    End of period                          $8.73           $17.06          $18.66         $17.04          $16.76
  Accumulation units outstanding
  at the end of period                       -               -               -              487            592

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(673)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(558)

  Accumulation unit value:
    Beginning of period                    $13.23          $12.57          $11.56         $11.21          $10.61
    End of period                          $9.29           $13.23          $12.57         $11.56          $11.21
  Accumulation units outstanding
  at the end of period                       -               -               -              723            878

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(558)

  Accumulation unit value:
    Beginning of period                    $22.78          $21.88          $19.86         $19.46          $18.25
    End of period                          $17.50          $22.78          $21.88         $19.86          $19.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.58          $10.42          $10.33           N/A            N/A
    End of period                          $10.48          $10.58          $10.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(558)

  Accumulation unit value:
    Beginning of period                    $36.77          $32.38          $31.29         $28.29          $25.43
    End of period                          $21.15          $36.77          $32.38         $31.29          $28.29
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(558)

  Accumulation unit value:
    Beginning of period                    $14.25          $14.58          $12.53         $12.19          $11.04
    End of period                          $8.22           $14.25          $14.58         $12.53          $12.19
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.15%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(868)

  Accumulation unit value:
    Beginning of period                    $12.45          $15.12          $11.45         $11.23           N/A
    End of period                          $7.76           $12.45          $15.12         $11.45           N/A
  Accumulation units outstanding
  at the end of period                       79             112             473             504            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(868)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(911)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.56          $12.22         $11.70           N/A
    End of period                          $8.86           $15.48          $14.56         $12.22           N/A
  Accumulation units outstanding
  at the end of period                       -               20              10             11             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(911)

  Accumulation unit value:
    Beginning of period                    $12.88          $11.49          $10.99         $10.61           N/A
    End of period                          $7.78           $12.88          $11.49         $10.99           N/A
  Accumulation units outstanding
  at the end of period                       -               96              52             49             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $24.85          $25.70           N/A             N/A            N/A
    End of period                          $13.85          $24.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              322             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.49          $11.32           N/A             N/A            N/A
    End of period                          $6.37           $13.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              607             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                    $15.80          $16.21          $14.89         $14.79           N/A
    End of period                          $9.33           $15.80          $16.21         $14.89           N/A
  Accumulation units outstanding
  at the end of period                       -             1,500           1,496           1,543           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(781)

  Accumulation unit value:
    Beginning of period                    $21.25          $19.57          $16.82         $16.91           N/A
    End of period                          $12.71          $21.25          $19.57         $16.82           N/A
  Accumulation units outstanding
  at the end of period                       -              630             705             735            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $11.24          $12.37          $10.81         $10.82           N/A
    End of period                          $7.29           $11.24          $12.37         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               27              12             13             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(911)

  Accumulation unit value:
    Beginning of period                    $16.44          $15.85          $15.64         $15.80           N/A
    End of period                          $15.10          $16.44          $15.85         $15.64           N/A
  Accumulation units outstanding
  at the end of period                       -               44              22             21             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(781)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.64          $10.67          $9.58           N/A
    End of period                          $7.96           $14.80          $13.64         $10.67           N/A
  Accumulation units outstanding
  at the end of period                       68            1,915           2,567           2,973           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                    $20.78          $19.88          $18.27         $18.31           N/A
    End of period                          $11.20          $20.78          $19.88         $18.27           N/A
  Accumulation units outstanding
  at the end of period                       -               15              7               7             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                    $13.47          $13.06          $13.06         $13.18           N/A
    End of period                          $13.89          $13.47          $13.06         $13.06           N/A
  Accumulation units outstanding
  at the end of period                       -             3,180           2,930           2,851           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.74          $14.05           N/A             N/A            N/A
    End of period                          $6.65           $13.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              588             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(781)

  Accumulation unit value:
    Beginning of period                    $16.90          $17.91          $16.13         $15.41           N/A
    End of period                          $9.99           $16.90          $17.91         $16.13           N/A
  Accumulation units outstanding
  at the end of period                       -             1,033           1,060           1,093           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(781)

  Accumulation unit value:
    Beginning of period                    $13.46          $14.90          $13.17         $13.16           N/A
    End of period                          $8.01           $13.46          $14.90         $13.17           N/A
  Accumulation units outstanding
  at the end of period                       -              925             940             926            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.41           $5.35           $4.63            N/A            N/A
    End of period                          $3.16           $5.41           $5.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                      230             232            1,253            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(728)

  Accumulation unit value:
    Beginning of period                    $9.82           $10.04          $7.99           $8.74          $8.59
    End of period                          $5.14           $9.82           $10.04          $7.99          $8.74
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,329

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $10.15          $11.64          $11.39           N/A            N/A
    End of period                          $4.98           $10.15          $11.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              582             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $10.46          $13.15           N/A             N/A            N/A
    End of period                          $5.00           $10.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       47              47             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                    $16.75          $15.56          $14.81           N/A            N/A
    End of period                          $8.35           $16.75          $15.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                       79              80             447             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(739)

  Accumulation unit value:
    Beginning of period                    $13.18          $13.41          $11.65         $10.60           N/A
    End of period                          $7.34           $13.18          $13.41         $11.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(739)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(728)

  Accumulation unit value:
    Beginning of period                    $12.12          $10.50          $10.35         $10.79          $10.58
    End of period                          $6.87           $12.12          $10.50         $10.35          $10.79
  Accumulation units outstanding
  at the end of period                       -               -               -               -             945

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(868)

  Accumulation unit value:
    Beginning of period                    $32.22          $24.58          $21.00         $19.99           N/A
    End of period                          $19.40          $32.22          $24.58         $21.00           N/A
  Accumulation units outstanding
  at the end of period                       -              267              -              668            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(868)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $6.09           $5.48           $5.17           $5.17           N/A
    End of period                          $3.34           $6.09           $5.48           $5.17           N/A
  Accumulation units outstanding
  at the end of period                      161             162              -              540            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(728)

  Accumulation unit value:
    Beginning of period                    $16.94          $14.63          $15.31         $11.38          $11.23
    End of period                          $8.63           $16.94          $14.63         $15.31          $11.38
  Accumulation units outstanding
  at the end of period                       -               -               -               -             891

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(969)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.76          $11.74         $11.83           N/A
    End of period                          $7.59           $13.69          $12.76         $11.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              429            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(969)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $13.68          $13.28          $11.72         $10.55           N/A
    End of period                          $7.84           $13.68          $13.28         $11.72           N/A
  Accumulation units outstanding
  at the end of period                       -             1,945           2,076           2,205           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(781)

  Accumulation unit value:
    Beginning of period                    $12.92          $12.32          $12.29         $12.36           N/A
    End of period                          $12.57          $12.92          $12.32         $12.29           N/A
  Accumulation units outstanding
  at the end of period                       -             3,414           3,133           3,056           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(911)

  Accumulation unit value:
    Beginning of period                    $17.86          $19.88          $17.99         $17.47           N/A
    End of period                          $10.31          $17.86          $19.88         $17.99           N/A
  Accumulation units outstanding
  at the end of period                       -               17              7               8             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(911)

  Accumulation unit value:
    Beginning of period                    $11.75          $12.28          $11.44         $11.57           N/A
    End of period                          $7.88           $11.75          $12.28         $11.44           N/A
  Accumulation units outstanding
  at the end of period                       -               26              12             12             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(728)

  Accumulation unit value:
    Beginning of period                    $13.92          $13.21          $11.95         $11.47          $11.30
    End of period                          $8.72           $13.92          $13.21         $11.95          $11.47
  Accumulation units outstanding
  at the end of period                       -               -               -             3,380          14,160

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(580)

  Accumulation unit value:
    Beginning of period                    $13.22          $12.56          $11.55         $11.20          $10.21
    End of period                          $9.29           $13.22          $12.56         $11.55          $11.20
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(911)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.42          $10.28         $10.28           N/A
    End of period                          $10.48          $10.57          $10.42         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     1,886             49              24             22             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(911)

  Accumulation unit value:
    Beginning of period                    $20.28          $19.41          $16.56         $16.39           N/A
    End of period                          $13.10          $20.28          $19.41         $16.56           N/A
  Accumulation units outstanding
  at the end of period                       -               25              13             317            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $26.33          $24.68          $22.40         $21.45           N/A
    End of period                          $14.58          $26.33          $24.68         $22.40           N/A
  Accumulation units outstanding
  at the end of period                       -              853             897             936            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $36.75          $32.36          $31.27         $28.10           N/A
    End of period                          $21.13          $36.75          $32.36         $31.27           N/A
  Accumulation units outstanding
  at the end of period                       -              600             670             659            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(781)

  Accumulation unit value:
    Beginning of period                    $14.24          $14.57          $12.53         $12.35           N/A
    End of period                          $8.21           $14.24          $14.57         $12.53           N/A
  Accumulation units outstanding
  at the end of period                       -             1,511           1,532           1,663           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.16%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(880)

  Accumulation unit value:
    Beginning of period                    $15.41          $14.49          $12.20         $11.19           N/A
    End of period                          $8.82           $15.41          $14.49         $12.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(846)

  Accumulation unit value:
    Beginning of period                    $12.88          $11.49          $10.99         $10.37           N/A
    End of period                          $7.78           $12.88          $11.49         $10.99           N/A
  Accumulation units outstanding
  at the end of period                     1,386           1,467           1,537           1,613           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(846)

  Accumulation unit value:
    Beginning of period                    $14.18          $13.15          $11.85         $11.29           N/A
    End of period                          $8.28           $14.18          $13.15         $11.85           N/A
  Accumulation units outstanding
  at the end of period                      525             555             582             611            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(555)

  Accumulation unit value:
    Beginning of period                    $11.25          $10.75          $10.02          $9.39          $8.98
    End of period                          $7.81           $11.25          $10.75         $10.02          $9.39
  Accumulation units outstanding
  at the end of period                     2,507           2,565           2,708           2,728          3,961

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(695)

  Accumulation unit value:
    Beginning of period                    $24.82          $21.24          $19.34         $19.59          $18.37
    End of period                          $13.83          $24.82          $21.24         $19.34          $19.59
  Accumulation units outstanding
  at the end of period                     1,698            287             347             358            475

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.49          $12.07           N/A             N/A            N/A
    End of period                          $6.37           $13.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,343            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.21            N/A             N/A             N/A            N/A
    End of period                          $6.06            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,312            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1162)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.75          $10.32           N/A            N/A
    End of period                          $7.22           $10.61          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,786           2,906           2,948            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1162)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $11.13           N/A             N/A             N/A            N/A
    End of period                          $7.26            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      479             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(880)

  Accumulation unit value:
    Beginning of period                    $16.44          $15.86          $15.63         $15.74           N/A
    End of period                          $15.10          $16.44          $15.86         $15.63           N/A
  Accumulation units outstanding
  at the end of period                      568             914             568             214            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $11.92           N/A             N/A             N/A            N/A
    End of period                          $7.71            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      737             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(911)

  Accumulation unit value:
    Beginning of period                    $14.78          $13.63          $10.66          $9.90           N/A
    End of period                          $7.95           $14.78          $13.63         $10.66           N/A
  Accumulation units outstanding
  at the end of period                      321            1,975            321             133            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(846)

  Accumulation unit value:
    Beginning of period                    $20.71          $19.80          $18.24         $16.78           N/A
    End of period                          $11.15          $20.71          $19.80         $18.24           N/A
  Accumulation units outstanding
  at the end of period                      424             449             277             291            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(846)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.05          $13.04         $13.31           N/A
    End of period                          $13.88          $13.45          $13.05         $13.04           N/A
  Accumulation units outstanding
  at the end of period                     4,184           1,003           1,052           1,103           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.74          $12.12           N/A             N/A            N/A
    End of period                          $6.65           $13.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              254             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(880)

  Accumulation unit value:
    Beginning of period                    $16.88          $17.89          $16.12         $16.12           N/A
    End of period                          $9.98           $16.88          $17.89         $16.12           N/A
  Accumulation units outstanding
  at the end of period                       -              406              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(880)

  Accumulation unit value:
    Beginning of period                    $13.44          $14.89          $13.16         $13.55           N/A
    End of period                          $8.00           $13.44          $14.89         $13.16           N/A
  Accumulation units outstanding
  at the end of period                       -              514              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(665)

  Accumulation unit value:
    Beginning of period                    $10.50          $11.15          $10.26         $10.90          $9.94
    End of period                          $6.59           $10.50          $11.15         $10.26          $10.90
  Accumulation units outstanding
  at the end of period                     2,365           7,740           19,400         18,279          2,655

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(695)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.46          $10.41         $10.55          $10.58
    End of period                          $10.83          $10.78          $10.46         $10.41          $10.55
  Accumulation units outstanding
  at the end of period                     5,449           7,333           8,045           7,717          5,109

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.40           $5.76            N/A             N/A            N/A
    End of period                          $3.16           $5.40            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,082            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(911)

  Accumulation unit value:
    Beginning of period                    $9.19           $10.30          $9.37           $9.43           N/A
    End of period                          $6.12           $9.19           $10.30          $9.37           N/A
  Accumulation units outstanding
  at the end of period                      377             377             377             143            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(665)

  Accumulation unit value:
    Beginning of period                    $9.82           $10.03          $7.99           $8.74          $8.35
    End of period                          $5.13           $9.82           $10.03          $7.99          $8.74
  Accumulation units outstanding
  at the end of period                     3,716           9,251           23,275         24,057          4,365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                    $10.14          $11.64          $10.73           N/A            N/A
    End of period                          $4.98           $10.14          $11.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              538              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(665)

  Accumulation unit value:
    Beginning of period                    $16.74          $15.55          $11.45         $10.73          $9.39
    End of period                          $8.35           $16.74          $15.55         $11.45          $10.73
  Accumulation units outstanding
  at the end of period                     5,296           6,865           12,941         14,929          2,739

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(846)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.53          $10.23         $10.09           N/A
    End of period                          $8.16           $10.97          $10.53         $10.23           N/A
  Accumulation units outstanding
  at the end of period                     1,313            793             814             618            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(573)

  Accumulation unit value:
    Beginning of period                    $18.44          $17.25          $14.17         $12.91          $11.27
    End of period                          $10.20          $18.44          $17.25         $14.17          $12.91
  Accumulation units outstanding
  at the end of period                      677            4,198           5,458           6,074          4,528

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(771)

  Accumulation unit value:
    Beginning of period                    $13.18          $13.41          $11.65         $10.99           N/A
    End of period                          $7.34           $13.18          $13.41         $11.65           N/A
  Accumulation units outstanding
  at the end of period                     46,361         113,938         199,472         202,367          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(809)

  Accumulation unit value:
    Beginning of period                    $12.11          $10.50          $10.35          $9.11           N/A
    End of period                          $6.86           $12.11          $10.50         $10.35           N/A
  Accumulation units outstanding
  at the end of period                     2,090           2,461           2,372           2,284           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(809)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(911)

  Accumulation unit value:
    Beginning of period                    $32.19          $24.56          $20.98         $21.54           N/A
    End of period                          $19.38          $32.19          $24.56         $20.98           N/A
  Accumulation units outstanding
  at the end of period                     1,298           1,336            672             587            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(665)

  Accumulation unit value:
    Beginning of period                    $12.45          $12.23          $12.06          $9.07          $8.08
    End of period                          $6.07           $12.45          $12.23         $12.06          $9.07
  Accumulation units outstanding
  at the end of period                     4,416           8,864           14,070         13,419          2,203

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $8.84            N/A             N/A             N/A            N/A
    End of period                          $6.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,946            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(713)

  Accumulation unit value:
    Beginning of period                    $14.66          $14.08          $13.25         $12.21          $11.82
    End of period                          $8.86           $14.66          $14.08         $13.25          $12.21
  Accumulation units outstanding
  at the end of period                     1,085           4,852           5,831           6,045          3,106

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(695)

  Accumulation unit value:
    Beginning of period                    $11.43          $11.25          $10.09          $9.98          $9.34
    End of period                          $6.91           $11.43          $11.25         $10.09          $9.98
  Accumulation units outstanding
  at the end of period                     5,299           8,134           19,469         22,886          6,645

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(665)

  Accumulation unit value:
    Beginning of period                    $16.29          $18.78          $17.70         $16.77          $14.36
    End of period                          $9.46           $16.29          $18.78         $17.70          $16.77
  Accumulation units outstanding
  at the end of period                     4,200           6,671           11,721         11,237          1,211

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(695)

  Accumulation unit value:
    Beginning of period                    $13.64          $14.39          $12.64         $12.51          $11.33
    End of period                          $8.60           $13.64          $14.39         $12.64          $12.51
  Accumulation units outstanding
  at the end of period                     1,431           5,914           6,641           7,031          4,523

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(902)

  Accumulation unit value:
    Beginning of period                    $16.93          $14.63          $15.31         $12.87           N/A
    End of period                          $8.62           $16.93          $14.63         $15.31           N/A
  Accumulation units outstanding
  at the end of period                     3,429           6,722           14,634         11,771           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(809)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.75          $11.74         $10.36           N/A
    End of period                          $7.59           $13.69          $12.75         $11.74           N/A
  Accumulation units outstanding
  at the end of period                     4,545           11,379          11,978         12,305           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(809)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.10           N/A             N/A             N/A            N/A
    End of period                          $10.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,566            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(846)

  Accumulation unit value:
    Beginning of period                    $12.91          $12.31          $12.28         $12.52           N/A
    End of period                          $12.56          $12.91          $12.31         $12.28           N/A
  Accumulation units outstanding
  at the end of period                     8,581           1,068           1,119           1,174           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(695)

  Accumulation unit value:
    Beginning of period                    $11.72          $12.23          $11.42         $11.59          $11.48
    End of period                          $7.86           $11.72          $12.23         $11.42          $11.59
  Accumulation units outstanding
  at the end of period                     4,153           2,855            702            3,006           771

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $17.03          $18.57           N/A             N/A            N/A
    End of period                          $8.71           $17.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,077            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.55            N/A             N/A             N/A            N/A
    End of period                          $6.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,734            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.19            N/A             N/A             N/A            N/A
    End of period                          $7.00            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,829            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.40            N/A             N/A             N/A            N/A
    End of period                          $6.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,935            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(602)

  Accumulation unit value:
    Beginning of period                    $14.02          $13.26          $11.84         $11.26          $10.42
    End of period                          $8.26           $14.02          $13.26         $11.84          $11.26
  Accumulation units outstanding
  at the end of period                      466              -             4,330           4,330            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(602)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(911)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.79          $10.32         $10.33           N/A
    End of period                          $9.28           $11.11          $10.79         $10.32           N/A
  Accumulation units outstanding
  at the end of period                      341             341             341             130            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(555)

  Accumulation unit value:
    Beginning of period                    $13.90          $13.20          $11.94         $11.47          $10.94
    End of period                          $8.71           $13.90          $13.20         $11.94          $11.47
  Accumulation units outstanding
  at the end of period                      689              -             13,815         13,818          13,821

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(967)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.38          $10.64         $10.64           N/A
    End of period                          $9.07           $11.88          $11.38         $10.64           N/A
  Accumulation units outstanding
  at the end of period                     2,499             -               -             6,314           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(616)

  Accumulation unit value:
    Beginning of period                    $13.21          $12.55          $11.55         $11.20          $10.44
    End of period                          $9.28           $13.21          $12.55         $11.55          $11.20
  Accumulation units outstanding
  at the end of period                     4,638           6,318           21,746         23,093          18,599

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.91            N/A             N/A             N/A            N/A
    End of period                          $6.26            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,770            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $22.19           N/A             N/A             N/A            N/A
    End of period                          $17.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,023            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.56          $10.41           N/A             N/A            N/A
    End of period                          $10.46          $10.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,001           10,100           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                    $19.23           N/A             N/A             N/A            N/A
    End of period                          $13.09           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      470             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $26.29          $24.65          $22.37         $21.76          $20.23
    End of period                          $14.56          $26.29          $24.65         $22.37          $21.76
  Accumulation units outstanding
  at the end of period                      793             840             880             923           2,120

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $36.70          $32.32          $31.24         $28.25          $25.18
    End of period                          $21.11          $36.70          $32.32         $31.24          $28.25
  Accumulation units outstanding
  at the end of period                      987             755             849             840           1,686

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $14.23          $14.82           N/A             N/A            N/A
    End of period                          $8.21           $14.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,350            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.195%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1081)

  Accumulation unit value:
    Beginning of period                    $21.15          $19.48          $18.28           N/A            N/A
    End of period                          $12.64          $21.15          $19.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1081)

  Accumulation unit value:
    Beginning of period                    $16.37          $15.79          $15.26           N/A            N/A
    End of period                          $15.03          $16.37          $15.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(765)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.44          $10.40         $10.61           N/A
    End of period                          $10.80          $10.76          $10.44         $10.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(1191)

  Accumulation unit value:
    Beginning of period                    $9.79           $10.00          $9.92            N/A            N/A
    End of period                          $5.12           $9.79           $10.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                      742             931            1,007            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(1191)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(1191)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.50          $10.58           N/A            N/A
    End of period                          $8.14           $10.94          $10.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                      705             885             944             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(1191)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(765)

  Accumulation unit value:
    Beginning of period                    $18.40          $17.22          $14.15         $12.73           N/A
    End of period                          $10.17          $18.40          $17.22         $14.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(752)

  Accumulation unit value:
    Beginning of period                    $13.16          $13.40          $11.64         $10.40           N/A
    End of period                          $7.33           $13.16          $13.40         $11.64           N/A
  Accumulation units outstanding
  at the end of period                       -             22,768          22,900         23,027           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(752)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1191)

  Accumulation unit value:
    Beginning of period                    $12.10          $10.49          $10.76           N/A            N/A
    End of period                          $6.85           $12.10          $10.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              917             928             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1191)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(1191)

  Accumulation unit value:
    Beginning of period                    $12.41          $12.20          $11.87           N/A            N/A
    End of period                          $6.05           $12.41          $12.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                      607             761             842             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(1191)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(765)

  Accumulation unit value:
    Beginning of period                    $14.63          $14.06          $13.23         $12.03           N/A
    End of period                          $8.84           $14.63          $14.06         $13.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(765)

  Accumulation unit value:
    Beginning of period                    $11.41          $11.23          $10.08          $9.83           N/A
    End of period                          $6.89           $11.41          $11.23         $10.08           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(765)

  Accumulation unit value:
    Beginning of period                    $13.61          $14.36          $12.62         $11.99           N/A
    End of period                          $8.58           $13.61          $14.36         $12.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(794)

  Accumulation unit value:
    Beginning of period                    $16.91          $14.62          $15.30         $12.22           N/A
    End of period                          $8.61           $16.91          $14.62         $15.30           N/A
  Accumulation units outstanding
  at the end of period                       -             4,010           4,028           3,340           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(1191)

  Accumulation unit value:
    Beginning of period                    $13.16          $12.51          $12.26           N/A            N/A
    End of period                          $9.24           $13.16          $12.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,009           3,774           4,074            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(1191)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1081)

  Accumulation unit value:
    Beginning of period                    $20.24          $19.38          $17.40           N/A            N/A
    End of period                          $13.07          $20.24          $19.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1081)

  Accumulation unit value:
    Beginning of period                    $26.18          $24.55          $22.19           N/A            N/A
    End of period                          $14.49          $26.18          $24.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1081)

  Accumulation unit value:
    Beginning of period                    $36.54          $32.19          $31.41           N/A            N/A
    End of period                          $21.01          $36.54          $32.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.21%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1089)

  Accumulation unit value:
    Beginning of period                    $12.45          $15.13          $12.55           N/A            N/A
    End of period                          $7.75           $12.45          $15.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       72              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1089)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(747)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.11          $11.83         $10.77           N/A
    End of period                          $8.25           $14.14          $13.11         $11.83           N/A
  Accumulation units outstanding
  at the end of period                       77             654             909             930            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $22.58           N/A             N/A             N/A            N/A
    End of period                          $13.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      212             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $23.93          $22.53          $22.23         $21.93          $20.64
    End of period                          $13.70          $23.93          $22.53         $22.23          $21.93
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.52           N/A             N/A             N/A            N/A
    End of period                          $6.37            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       44             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $21.11          $19.45          $16.72         $16.84          $14.97
    End of period                          $12.62          $21.11          $19.45         $16.72          $16.84
  Accumulation units outstanding
  at the end of period                       -               -             1,772           1,772            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.78           $9.92            N/A             N/A            N/A
    End of period                          $6.05           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              632             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $7.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      368             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $11.04           N/A             N/A             N/A            N/A
    End of period                          $7.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       75             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1165)

  Accumulation unit value:
    Beginning of period                    $16.33          $15.77          $15.66           N/A            N/A
    End of period                          $15.00          $16.33          $15.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1165)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.09           N/A             N/A             N/A            N/A
    End of period                          $7.70            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      115             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.24          $10.20           N/A             N/A            N/A
    End of period                          $9.33           $10.24           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,353            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(569)

  Accumulation unit value:
    Beginning of period                    $14.72          $13.57          $10.62          $9.25          $7.96
    End of period                          $7.91           $14.72          $13.57         $10.62          $9.25
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $20.58          $19.69          $18.14         $17.65          $15.41
    End of period                          $11.07          $20.58          $19.69         $18.14          $17.65
  Accumulation units outstanding
  at the end of period                       26              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(833)

  Accumulation unit value:
    Beginning of period                    $13.36          $12.97          $12.97         $13.16           N/A
    End of period                          $13.79          $13.36          $12.97         $12.97           N/A
  Accumulation units outstanding
  at the end of period                      304              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $16.80          $17.81          $16.06         $15.24          $13.15
    End of period                          $9.93           $16.80          $17.81         $16.06          $15.24
  Accumulation units outstanding
  at the end of period                       29              -             1,839           1,839            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(747)

  Accumulation unit value:
    Beginning of period                    $13.38          $14.82          $13.10         $12.27           N/A
    End of period                          $7.96           $13.38          $14.82         $13.10           N/A
  Accumulation units outstanding
  at the end of period                       81             684             813             832            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(556)

  Accumulation unit value:
    Beginning of period                    $10.45          $11.11          $10.22         $10.87          $9.56
    End of period                          $6.56           $10.45          $11.11         $10.22          $10.87
  Accumulation units outstanding
  at the end of period                      448             127             134              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(551)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.43          $10.39         $10.53          $10.51
    End of period                          $10.79          $10.75          $10.43         $10.39          $10.53
  Accumulation units outstanding
  at the end of period                      810             125             131              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(594)

  Accumulation unit value:
    Beginning of period                    $5.38           $5.33           $4.04           $4.13          $3.72
    End of period                          $3.15           $5.38           $5.33           $4.04          $4.13
  Accumulation units outstanding
  at the end of period                       -               -             7,207           7,207            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(594)

  Accumulation unit value:
    Beginning of period                    $9.16           $10.26          $9.34           $9.88          $9.30
    End of period                          $6.09           $9.16           $10.26          $9.34          $9.88
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(551)

  Accumulation unit value:
    Beginning of period                    $9.78           $10.00          $7.97           $8.72          $8.71
    End of period                          $5.11           $9.78           $10.00          $7.97          $8.72
  Accumulation units outstanding
  at the end of period                      545             162             171              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1046)

  Accumulation unit value:
    Beginning of period                    $10.13          $11.63          $10.14           N/A            N/A
    End of period                          $4.97           $10.13          $11.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                       51              -              438             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(594)

  Accumulation unit value:
    Beginning of period                    $10.40          $13.00          $11.31         $11.01          $10.20
    End of period                          $4.97           $10.40          $13.00         $11.31          $11.01
  Accumulation units outstanding
  at the end of period                      152              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                    $16.67          $15.49          $11.42         $10.70          $9.49
    End of period                          $8.31           $16.67          $15.49         $11.42          $10.70
  Accumulation units outstanding
  at the end of period                      468             206             217             108            103

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(594)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.49          $10.20          $9.78          $10.10
    End of period                          $8.13           $10.93          $10.49         $10.20          $9.78
  Accumulation units outstanding
  at the end of period                       86              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(551)

  Accumulation unit value:
    Beginning of period                    $18.39          $17.20          $14.15         $12.89          $11.62
    End of period                          $10.16          $18.39          $17.20         $14.15          $12.89
  Accumulation units outstanding
  at the end of period                      451            1,131           1,610           1,726            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                    $13.16          $13.40          $11.64         $10.87           N/A
    End of period                          $7.32           $13.16          $13.40         $11.64           N/A
  Accumulation units outstanding
  at the end of period                     4,785           9,629           8,195           6,364           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(892)

  Accumulation unit value:
    Beginning of period                    $12.09          $10.49          $10.34         $10.29           N/A
    End of period                          $6.85           $12.09          $10.49         $10.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,855           2,855           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(892)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(565)

  Accumulation unit value:
    Beginning of period                    $32.06          $24.47          $20.92         $15.79          $13.35
    End of period                          $19.29          $32.06          $24.47         $20.92          $15.79
  Accumulation units outstanding
  at the end of period                       14              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(565)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(551)

  Accumulation unit value:
    Beginning of period                    $12.40          $12.19          $12.03          $9.05          $8.31
    End of period                          $6.05           $12.40          $12.19         $12.03          $9.05
  Accumulation units outstanding
  at the end of period                      455             119             125              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $14.61          $14.05          $13.22         $12.19          $10.92
    End of period                          $8.83           $14.61          $14.05         $13.22          $12.19
  Accumulation units outstanding
  at the end of period                     8,292           9,257           9,511          10,130          7,901

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(575)

  Accumulation unit value:
    Beginning of period                    $11.40          $11.23          $10.07          $9.96          $9.05
    End of period                          $6.89           $11.40          $11.23         $10.07          $9.96
  Accumulation units outstanding
  at the end of period                     32,109          37,239          38,334         41,379          32,425

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(575)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(551)

  Accumulation unit value:
    Beginning of period                    $16.22          $18.71          $17.64         $16.73          $15.61
    End of period                          $9.42           $16.22          $18.71         $17.64          $16.73
  Accumulation units outstanding
  at the end of period                      373             159             153             72              68

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(633)

  Accumulation unit value:
    Beginning of period                    $13.60          $14.35          $12.61         $12.50          $10.53
    End of period                          $8.57           $13.60          $14.35         $12.61          $12.50
  Accumulation units outstanding
  at the end of period                     5,788           6,429           6,600           6,972          5,366

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(633)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(594)

  Accumulation unit value:
    Beginning of period                    $6.06           $5.46           $5.16           $5.20          $5.14
    End of period                          $3.32           $6.06           $5.46           $5.16          $5.20
  Accumulation units outstanding
  at the end of period                      168              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                    $16.91          $14.61          $15.30         $11.38          $11.10
    End of period                          $8.60           $16.91          $14.61         $15.30          $11.38
  Accumulation units outstanding
  at the end of period                      213             171             185             171            194

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                    $13.66          $12.74          $11.73         $11.03          $10.74
    End of period                          $7.57           $13.66          $12.74         $11.73          $11.03
  Accumulation units outstanding
  at the end of period                      274             290             282            4,010           267

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $13.63          $13.24          $11.69         $10.61          $9.27
    End of period                          $7.80           $13.63          $13.24         $11.69          $10.61
  Accumulation units outstanding
  at the end of period                     10,478          12,255          12,677         13,886          11,345

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1794)

  Accumulation unit value:
    Beginning of period                    $9.41            N/A             N/A             N/A            N/A
    End of period                          $4.73            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       50             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1794)

  Accumulation unit value:
    Beginning of period                    $8.34            N/A             N/A             N/A            N/A
    End of period                          $4.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       57             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.32           N/A             N/A             N/A            N/A
    End of period                          $10.03           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,279            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(570)

  Accumulation unit value:
    Beginning of period                    $12.84          $12.25          $12.23         $12.34          $12.07
    End of period                          $12.49          $12.84          $12.25         $12.23          $12.34
  Accumulation units outstanding
  at the end of period                     2,198           1,942           3,421           1,698          1,152

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(570)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(833)

  Accumulation unit value:
    Beginning of period                    $11.66          $12.18          $11.38         $10.98           N/A
    End of period                          $7.82           $11.66          $12.18         $11.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(725)

  Accumulation unit value:
    Beginning of period                    $13.95          $13.20          $11.79         $11.22          $11.08
    End of period                          $8.22           $13.95          $13.20         $11.79          $11.22
  Accumulation units outstanding
  at the end of period                      108            2,283           2,748            856            469

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(725)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(1061)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.78          $10.43           N/A            N/A
    End of period                          $9.26           $11.09          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,894            637             670             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(557)

  Accumulation unit value:
    Beginning of period                    $13.84          $13.15          $11.89         $11.43          $10.74
    End of period                          $8.66           $13.84          $13.15         $11.89          $11.43
  Accumulation units outstanding
  at the end of period                      144            1,225           1,687            671            460

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(557)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(814)

  Accumulation unit value:
    Beginning of period                    $13.14          $12.49          $11.50         $10.68           N/A
    End of period                          $9.23           $13.14          $12.49         $11.50           N/A
  Accumulation units outstanding
  at the end of period                     4,075           4,250           4,756           5,765           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(1089)

  Accumulation unit value:
    Beginning of period                    $22.60          $21.71          $19.69           N/A            N/A
    End of period                          $17.35          $22.60          $21.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                      161              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(1089)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(981)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.35          $10.22         $10.22           N/A
    End of period                          $10.38          $10.49          $10.35         $10.22           N/A
  Accumulation units outstanding
  at the end of period                     4,090             -               -             4,296           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(981)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                    $20.22          $19.37          $18.40           N/A            N/A
    End of period                          $13.05          $20.22          $19.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                       74              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(747)

  Accumulation unit value:
    Beginning of period                    $26.13          $24.50          $22.25         $21.09           N/A
    End of period                          $14.46          $26.13          $24.50         $22.25           N/A
  Accumulation units outstanding
  at the end of period                     1,663           2,451           1,342           1,345           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $35.95           N/A             N/A             N/A            N/A
    End of period                          $20.96           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       41             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(747)

  Accumulation unit value:
    Beginning of period                    $14.17          $14.52          $12.49         $11.82           N/A
    End of period                          $8.17           $14.17          $14.52         $12.49           N/A
  Accumulation units outstanding
  at the end of period                      244            2,052           2,688           2,863           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.245%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(884)

  Accumulation unit value:
    Beginning of period                    $13.10          $12.46          $11.47         $11.33           N/A
    End of period                          $9.19           $13.10          $12.46         $11.47           N/A
  Accumulation units outstanding
  at the end of period                     6,117           6,444           6,752           7,092           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(884)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.255%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(630)

  Accumulation unit value:
    Beginning of period                    $10.41          $11.07          $10.19         $10.85          $9.66
    End of period                          $6.53           $10.41          $11.07         $10.19          $10.85
  Accumulation units outstanding
  at the end of period                     2,449           2,498           2,472           2,315          2,113

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(630)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(630)

  Accumulation unit value:
    Beginning of period                    $9.74           $9.96           $7.94           $8.70          $8.17
    End of period                          $5.09           $9.74           $9.96           $7.94          $8.70
  Accumulation units outstanding
  at the end of period                     3,046           2,762           2,812           2,966          2,496

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(630)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(630)

  Accumulation unit value:
    Beginning of period                    $16.60          $15.44          $11.38         $10.67          $8.96
    End of period                          $8.27           $16.60          $15.44         $11.38          $10.67
  Accumulation units outstanding
  at the end of period                     1,671           1,654           1,948           2,221          2,276

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(630)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(630)

  Accumulation unit value:
    Beginning of period                    $12.35          $12.15          $11.99          $9.02          $7.69
    End of period                          $6.02           $12.35          $12.15         $11.99          $9.02
  Accumulation units outstanding
  at the end of period                     2,009           2,254           2,098           2,227          2,653

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(630)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(630)

  Accumulation unit value:
    Beginning of period                    $16.16          $18.64          $17.59         $16.68          $13.93
    End of period                          $9.38           $16.16          $18.64         $17.59          $16.68
  Accumulation units outstanding
  at the end of period                     1,462           1,555           1,506           1,356          1,464

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(630)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.26%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1015)

  Accumulation unit value:
    Beginning of period                    $12.43          $15.12          $12.30           N/A            N/A
    End of period                          $7.74           $12.43          $15.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,789           1,704            371             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $15.22          $14.33          $14.00           N/A            N/A
    End of period                          $8.70           $15.22          $14.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,361             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(1068)

  Accumulation unit value:
    Beginning of period                    $12.80          $11.43          $11.33           N/A            N/A
    End of period                          $7.72           $12.80          $11.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,682            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $7.75            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      410             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1068)

  Accumulation unit value:
    Beginning of period                    $24.51          $20.99          $21.11           N/A            N/A
    End of period                          $13.64          $24.51          $20.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(750)

  Accumulation unit value:
    Beginning of period                    $23.78          $22.39          $22.12         $20.80           N/A
    End of period                          $13.61          $23.78          $22.39         $22.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -              423             423            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(750)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.47          $10.34           N/A             N/A            N/A
    End of period                          $6.36           $13.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,519            720             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(832)

  Accumulation unit value:
    Beginning of period                    $15.60          $16.03          $14.74         $14.34           N/A
    End of period                          $9.21           $15.60          $16.03         $14.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(832)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(750)

  Accumulation unit value:
    Beginning of period                    $20.99          $19.35          $16.65         $15.76           N/A
    End of period                          $12.54          $20.99          $19.35         $16.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -              234             150            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(750)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.78           $9.92            N/A             N/A            N/A
    End of period                          $6.05           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,714           17,290           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.39            N/A             N/A             N/A            N/A
    End of period                          $5.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,057            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.36           N/A             N/A             N/A            N/A
    End of period                          $7.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,676            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                    $11.17          $12.30          $11.92           N/A            N/A
    End of period                          $7.23           $11.17          $12.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,412            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $15.32           N/A             N/A             N/A            N/A
    End of period                          $14.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      199             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                    $12.42          $12.49          $11.83           N/A            N/A
    End of period                          $7.68           $12.42          $12.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                    $14.64          $13.51          $10.58         $10.58           N/A
    End of period                          $7.87           $14.64          $13.51         $10.58           N/A
  Accumulation units outstanding
  at the end of period                       -              392             972             355            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $20.45          $19.57          $19.16           N/A            N/A
    End of period                          $11.00          $20.45          $19.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                      420              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(750)

  Accumulation unit value:
    Beginning of period                    $13.28          $12.90          $12.91         $13.11           N/A
    End of period                          $13.69          $13.28          $12.90         $12.91           N/A
  Accumulation units outstanding
  at the end of period                      547              -               -             2,424           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(750)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.72          $10.71           N/A             N/A            N/A
    End of period                          $6.63           $13.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,006           1,458            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(571)

  Accumulation unit value:
    Beginning of period                    $16.72          $17.74          $15.99         $15.18          $13.21
    End of period                          $9.88           $16.72          $17.74         $15.99          $15.18
  Accumulation units outstanding
  at the end of period                      466             128             412             958             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(571)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(571)

  Accumulation unit value:
    Beginning of period                    $13.31          $14.76          $13.05         $12.89          $11.68
    End of period                          $7.91           $13.31          $14.76         $13.05          $12.89
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(571)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(699)

  Accumulation unit value:
    Beginning of period                    $10.41          $11.07          $10.19         $10.84          $10.25
    End of period                          $6.53           $10.41          $11.07         $10.19          $10.84
  Accumulation units outstanding
  at the end of period                     1,452           6,951           9,989           8,626          2,145

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(837)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.40          $10.37         $10.53           N/A
    End of period                          $10.76          $10.72          $10.40         $10.37           N/A
  Accumulation units outstanding
  at the end of period                     1,623           1,017           2,993           2,688           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(837)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1168)

  Accumulation unit value:
    Beginning of period                    $5.36           $5.31           $4.97            N/A            N/A
    End of period                          $3.13           $5.36           $5.31            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              972            1,053            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1168)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(699)

  Accumulation unit value:
    Beginning of period                    $9.73           $9.96           $7.94           $8.69          $8.26
    End of period                          $5.09           $9.73           $9.96           $7.94          $8.69
  Accumulation units outstanding
  at the end of period                      493            7,426           11,651         10,613          2,663

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.12          $11.63          $10.07           N/A            N/A
    End of period                          $4.96           $10.12          $11.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,958           1,713           1,671            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $10.36          $12.95          $11.27         $11.27           N/A
    End of period                          $4.95           $10.36          $12.95         $11.27           N/A
  Accumulation units outstanding
  at the end of period                      905             389             766             222            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(699)

  Accumulation unit value:
    Beginning of period                    $16.60          $15.43          $11.38         $10.67          $10.02
    End of period                          $8.27           $16.60          $15.43         $11.38          $10.67
  Accumulation units outstanding
  at the end of period                     1,943           5,693           9,006          11,981          2,196

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.45          $9.50            N/A            N/A
    End of period                          $8.09           $10.88          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,808            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                    $9.46            N/A             N/A             N/A            N/A
    End of period                          $6.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,298            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(786)

  Accumulation unit value:
    Beginning of period                    $18.33          $17.16          $14.12         $13.11           N/A
    End of period                          $10.13          $18.33          $17.16         $14.12           N/A
  Accumulation units outstanding
  at the end of period                       -              117             475             453            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                    $13.13          $13.38          $11.63         $10.58           N/A
    End of period                          $7.31           $13.13          $13.38         $11.63           N/A
  Accumulation units outstanding
  at the end of period                     37,497          62,092          62,000         68,449           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                    $11.65          $10.60          $9.44            N/A            N/A
    End of period                          $6.08           $11.65          $10.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                      418              -             3,693            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(766)

  Accumulation unit value:
    Beginning of period                    $12.07          $10.48          $10.33          $9.83           N/A
    End of period                          $6.84           $12.07          $10.48         $10.33           N/A
  Accumulation units outstanding
  at the end of period                       -              596            1,473           3,845           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(766)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(813)

  Accumulation unit value:
    Beginning of period                    $31.92          $24.38          $20.85         $17.91           N/A
    End of period                          $19.20          $31.92          $24.38         $20.85           N/A
  Accumulation units outstanding
  at the end of period                      604             145             549             139            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(813)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(699)

  Accumulation unit value:
    Beginning of period                    $12.34          $12.14          $11.99          $9.02          $8.41
    End of period                          $6.02           $12.34          $12.14         $11.99          $9.02
  Accumulation units outstanding
  at the end of period                      762            6,337           9,575           8,637          2,615

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $7.21            N/A             N/A             N/A            N/A
    End of period                          $6.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      602             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(779)

  Accumulation unit value:
    Beginning of period                    $14.57          $14.01          $13.20         $12.27           N/A
    End of period                          $8.80           $14.57          $14.01         $13.20           N/A
  Accumulation units outstanding
  at the end of period                      468             721            1,434           1,434           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(779)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(755)

  Accumulation unit value:
    Beginning of period                    $11.37          $11.20          $10.05          $9.63           N/A
    End of period                          $6.86           $11.37          $11.20         $10.05           N/A
  Accumulation units outstanding
  at the end of period                      681             681            1,577           1,577           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(699)

  Accumulation unit value:
    Beginning of period                    $16.15          $18.64          $17.59         $16.68          $15.45
    End of period                          $9.37           $16.15          $18.64         $17.59          $16.68
  Accumulation units outstanding
  at the end of period                     1,258           4,018           4,767           6,423          1,423

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(779)

  Accumulation unit value:
    Beginning of period                    $13.56          $14.31          $12.59         $12.17           N/A
    End of period                          $8.54           $13.56          $14.31         $12.59           N/A
  Accumulation units outstanding
  at the end of period                      480             735            5,761            736            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(779)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $3.42            N/A             N/A             N/A            N/A
    End of period                          $3.30            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,327            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(755)

  Accumulation unit value:
    Beginning of period                    $16.88          $14.60          $15.29         $11.32           N/A
    End of period                          $8.59           $16.88          $14.60         $15.29           N/A
  Accumulation units outstanding
  at the end of period                     1,672           3,959           6,580           8,416           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(749)

  Accumulation unit value:
    Beginning of period                    $13.64          $12.73          $11.72         $10.71           N/A
    End of period                          $7.55           $13.64          $12.73         $11.72           N/A
  Accumulation units outstanding
  at the end of period                      760            3,482           5,127           8,082           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(749)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(983)

  Accumulation unit value:
    Beginning of period                    $13.58          $13.20          $11.66         $11.66           N/A
    End of period                          $7.77           $13.58          $13.20         $11.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -              664             430            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.05           N/A             N/A             N/A            N/A
    End of period                          $10.02           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,771            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1004)

  Accumulation unit value:
    Beginning of period                    $12.78          $12.20          $12.14           N/A            N/A
    End of period                          $12.42          $12.78          $12.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,113          1,069            635             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(1068)

  Accumulation unit value:
    Beginning of period                    $17.56          $19.56          $18.43           N/A            N/A
    End of period                          $10.11          $17.56          $19.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(1158)

  Accumulation unit value:
    Beginning of period                    $11.60          $12.12          $11.70           N/A            N/A
    End of period                          $7.78           $11.60          $12.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              347            3,975            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(1158)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                    $13.41           N/A             N/A             N/A            N/A
    End of period                          $8.17            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,442            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(1116)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.76          $10.29           N/A            N/A
    End of period                          $9.24           $11.07          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(1116)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(743)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.09          $11.85         $11.13           N/A
    End of period                          $8.61           $13.77          $13.09         $11.85           N/A
  Accumulation units outstanding
  at the end of period                     3,403           3,403           17,041          5,712           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(815)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.36          $10.63         $10.15           N/A
    End of period                          $9.03           $11.84          $11.36         $10.63           N/A
  Accumulation units outstanding
  at the end of period                     1,715           1,161           2,798           1,651           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(764)

  Accumulation unit value:
    Beginning of period                    $13.08          $12.44          $11.46         $10.94           N/A
    End of period                          $9.18           $13.08          $12.44         $11.46           N/A
  Accumulation units outstanding
  at the end of period                     3,020           3,020           10,275         10,461           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(764)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $6.26            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      907             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(750)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.29          $10.17         $10.22           N/A
    End of period                          $10.31          $10.43          $10.29         $10.17           N/A
  Accumulation units outstanding
  at the end of period                     15,442          37,944          4,456          22,748           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(750)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(571)

  Accumulation unit value:
    Beginning of period                    $20.17          $19.33          $16.51         $15.77          $14.39
    End of period                          $13.01          $20.17          $19.33         $16.51          $15.77
  Accumulation units outstanding
  at the end of period                       -               -              550             550             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(571)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                    $25.96          $24.36          $22.75           N/A            N/A
    End of period                          $14.36          $25.96          $24.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(764)

  Accumulation unit value:
    Beginning of period                    $36.24          $31.95          $30.90         $27.00           N/A
    End of period                          $20.82          $36.24          $31.95         $30.90           N/A
  Accumulation units outstanding
  at the end of period                      222              -              189             122            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(764)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(750)

  Accumulation unit value:
    Beginning of period                    $14.12          $14.47          $12.45         $11.73           N/A
    End of period                          $8.14           $14.12          $14.47         $12.45           N/A
  Accumulation units outstanding
  at the end of period                       -              354            1,521           1,476           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(750)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.27%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(892)

  Accumulation unit value:
    Beginning of period                    $12.43          $15.11          $11.45         $11.00           N/A
    End of period                          $7.73           $12.43          $15.11         $11.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,629           1,723           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(892)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $24.48          $25.32           N/A             N/A            N/A
    End of period                          $13.63          $24.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,301            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.47          $11.31           N/A             N/A            N/A
    End of period                          $6.36           $13.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,422            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                    $14.63          $13.50          $10.57         $10.57           N/A
    End of period                          $7.86           $14.63          $13.50         $10.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,796           1,867           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.72          $14.00           N/A             N/A            N/A
    End of period                          $6.63           $13.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,348            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.35           $5.30           $4.59            N/A            N/A
    End of period                          $3.13           $5.35           $5.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,474            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $10.12          $11.62          $11.38           N/A            N/A
    End of period                          $4.96           $10.12          $11.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,062            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(599)

  Accumulation unit value:
    Beginning of period                    $16.58          $15.42          $11.37         $10.66          $8.78
    End of period                          $8.26           $16.58          $15.42         $11.37          $10.66
  Accumulation units outstanding
  at the end of period                       -               -             1,597             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(599)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(599)

  Accumulation unit value:
    Beginning of period                    $31.90          $24.37          $20.84         $15.74          $13.26
    End of period                          $19.19          $31.90          $24.37         $20.84          $15.74
  Accumulation units outstanding
  at the end of period                       -             1,076             -             2,374            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(599)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $6.02           $5.43           $5.13           $5.13           N/A
    End of period                          $3.30           $6.02           $5.43           $5.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,921           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.41           N/A             N/A             N/A            N/A
    End of period                          $10.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,660            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(892)

  Accumulation unit value:
    Beginning of period                    $14.11          $14.46          $12.45         $12.32           N/A
    End of period                          $8.13           $14.11          $14.46         $12.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(892)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.295%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.47          $13.08           N/A             N/A            N/A
    End of period                          $6.36           $13.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,456            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(897)

  Accumulation unit value:
    Beginning of period                    $16.16          $15.61          $15.41         $15.50           N/A
    End of period                          $14.83          $16.16          $15.61         $15.41           N/A
  Accumulation units outstanding
  at the end of period                      624             659             687             670            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(897)

  Accumulation unit value:
    Beginning of period                    $13.22          $12.85          $12.86         $12.99           N/A
    End of period                          $13.63          $13.22          $12.85         $12.86           N/A
  Accumulation units outstanding
  at the end of period                      745             786             819             799            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.34           $5.57            N/A             N/A            N/A
    End of period                          $3.12           $5.34            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             13,913           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $8.56           $8.53            N/A             N/A            N/A
    End of period                          $5.15           $8.56            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              561             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(897)

  Accumulation unit value:
    Beginning of period                    $13.12          $13.37          $11.63         $11.18           N/A
    End of period                          $7.29           $13.12          $13.37         $11.63           N/A
  Accumulation units outstanding
  at the end of period                     7,203           7,651           7,564           6,500           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(840)

  Accumulation unit value:
    Beginning of period                    $12.06          $10.47          $10.33         $10.09           N/A
    End of period                          $6.83           $12.06          $10.47         $10.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            39,288           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(840)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(794)

  Accumulation unit value:
    Beginning of period                    $31.82          $24.31          $20.80         $18.04           N/A
    End of period                          $19.13          $31.82          $24.31         $20.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                    $14.54          $14.79           N/A             N/A            N/A
    End of period                          $8.78           $14.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,317            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(836)

  Accumulation unit value:
    Beginning of period                    $11.34          $11.18          $10.04          $9.72           N/A
    End of period                          $6.84           $11.34          $11.18         $10.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(836)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.01           $5.58            N/A             N/A            N/A
    End of period                          $3.29           $6.01            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              828             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(897)

  Accumulation unit value:
    Beginning of period                    $12.74          $12.16          $12.15         $12.29           N/A
    End of period                          $12.37          $12.74          $12.16         $12.15           N/A
  Accumulation units outstanding
  at the end of period                      787             831             866             844            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $10.33           N/A             N/A             N/A            N/A
    End of period                          $9.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,894            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(780)

  Accumulation unit value:
    Beginning of period                    $10.38          $10.24          $10.13         $10.17           N/A
    End of period                          $10.26          $10.38          $10.24         $10.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(780)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.30%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.42          $15.11          $11.45         $10.72           N/A
    End of period                          $7.73           $12.42          $15.11         $11.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,576           4,119           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.47          $11.31           N/A             N/A            N/A
    End of period                          $6.36           $13.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,677            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.46          $10.54         $10.54           N/A
    End of period                          $7.83           $14.58          $13.46         $10.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,955           4,472           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.34           $5.29           $4.58            N/A            N/A
    End of period                          $3.12           $5.34           $5.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             9,079           9,843            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(768)

  Accumulation unit value:
    Beginning of period                    $9.70           $9.92           $7.92           $8.46           N/A
    End of period                          $5.06           $9.70           $9.92           $7.92           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            13,974           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $10.12          $11.62          $11.37           N/A            N/A
    End of period                          $4.96           $10.12          $11.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,527            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(768)

  Accumulation unit value:
    Beginning of period                    $16.53          $15.38          $11.35         $10.36           N/A
    End of period                          $8.24           $16.53          $15.38         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,514          10,023           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(780)

  Accumulation unit value:
    Beginning of period                    $31.81          $24.30          $20.79         $19.30           N/A
    End of period                          $19.12          $31.81          $24.30         $20.79           N/A
  Accumulation units outstanding
  at the end of period                       -             4,727             -             5,681           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(780)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(768)

  Accumulation unit value:
    Beginning of period                    $12.30          $12.10          $11.95          $9.33           N/A
    End of period                          $5.99           $12.30          $12.10         $11.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             9,480           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(768)

  Accumulation unit value:
    Beginning of period                    $13.53          $14.29          $12.57         $12.10           N/A
    End of period                          $8.52           $13.53          $14.29         $12.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             8,889           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $6.01           $5.42           $5.12           $5.12           N/A
    End of period                          $3.29           $6.01           $5.42           $5.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             4,600           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(768)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.72          $11.72         $11.05           N/A
    End of period                          $7.54           $13.62          $12.72         $11.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             9,549           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(780)

  Accumulation unit value:
    Beginning of period                    $11.56          $12.08          $11.30         $11.54           N/A
    End of period                          $7.74           $11.56          $12.08         $11.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(780)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(842)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.40          $11.42         $10.96           N/A
    End of period                          $9.14           $13.03          $12.40         $11.42           N/A
  Accumulation units outstanding
  at the end of period                       -             54,096          27,354         57,975           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(842)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(854)

  Accumulation unit value:
    Beginning of period                    $14.08          $14.43          $12.42         $12.12           N/A
    End of period                          $8.11           $14.08          $14.43         $12.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.31%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1177)

  Accumulation unit value:
    Beginning of period                    $12.42          $15.10          $14.37           N/A            N/A
    End of period                          $7.72           $12.42          $15.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,832            815             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1104)

  Accumulation unit value:
    Beginning of period                    $16.13          $15.58          $15.02           N/A            N/A
    End of period                          $14.80          $16.13          $15.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1104)

  Accumulation unit value:
    Beginning of period                    $14.57          $13.45          $11.70           N/A            N/A
    End of period                          $7.82           $14.57          $13.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                      709             709             709             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(891)

  Accumulation unit value:
    Beginning of period                    $20.32          $19.46          $17.95         $17.34           N/A
    End of period                          $10.92          $20.32          $19.46         $17.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(891)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $13.54           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,465            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(730)

  Accumulation unit value:
    Beginning of period                    $10.36          $11.02          $10.15         $10.81          $10.77
    End of period                          $6.49           $10.36          $11.02         $10.15          $10.81
  Accumulation units outstanding
  at the end of period                      354            1,231           1,292           1,538           182

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(730)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.38          $10.35         $10.46           N/A
    End of period                          $10.72          $10.68          $10.38         $10.35           N/A
  Accumulation units outstanding
  at the end of period                       -              911             976             870            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(730)

  Accumulation unit value:
    Beginning of period                    $9.69           $9.92           $7.91           $8.67          $8.67
    End of period                          $5.06           $9.69           $9.92           $7.91          $8.67
  Accumulation units outstanding
  at the end of period                      440            1,398           1,500           1,959           226

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(730)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1164)

  Accumulation unit value:
    Beginning of period                    $10.11          $11.62          $10.96           N/A            N/A
    End of period                          $4.95           $10.11          $11.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                      261             261             261             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(820)

  Accumulation unit value:
    Beginning of period                    $8.55           $8.52           $7.54           $7.14           N/A
    End of period                          $5.15           $8.55           $8.52           $7.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(730)

  Accumulation unit value:
    Beginning of period                    $16.52          $15.37          $11.34         $10.63          $10.66
    End of period                          $8.23           $16.52          $15.37         $11.34          $10.63
  Accumulation units outstanding
  at the end of period                      360             954            1,072           1,478           184

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(730)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(820)

  Accumulation unit value:
    Beginning of period                    $18.28          $17.12          $14.09         $12.37           N/A
    End of period                          $10.09          $18.28          $17.12         $14.09           N/A
  Accumulation units outstanding
  at the end of period                       -              548             629             680            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(819)

  Accumulation unit value:
    Beginning of period                    $13.11          $13.37          $11.63         $10.43           N/A
    End of period                          $7.29           $13.11          $13.37         $11.63           N/A
  Accumulation units outstanding
  at the end of period                     7,972           11,947          11,477         10,969           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(819)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(819)

  Accumulation unit value:
    Beginning of period                    $31.78          $24.29          $20.78         $17.22           N/A
    End of period                          $19.10          $31.78          $24.29         $20.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(819)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(730)

  Accumulation unit value:
    Beginning of period                    $12.29          $12.09          $11.94          $8.99          $8.88
    End of period                          $5.99           $12.29          $12.09         $11.94          $8.99
  Accumulation units outstanding
  at the end of period                      414            1,186           1,271           1,522           221

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(730)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(670)

  Accumulation unit value:
    Beginning of period                    $14.53          $13.98          $13.17         $12.16          $10.76
    End of period                          $8.77           $14.53          $13.98         $13.17          $12.16
  Accumulation units outstanding
  at the end of period                      795            1,460           2,136           2,077          1,124

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(670)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(670)

  Accumulation unit value:
    Beginning of period                    $11.33          $11.17          $10.03          $9.93          $9.10
    End of period                          $6.84           $11.33          $11.17         $10.03          $9.93
  Accumulation units outstanding
  at the end of period                     3,526           4,377           7,117           6,949          4,945

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(670)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(730)

  Accumulation unit value:
    Beginning of period                    $16.08          $18.56          $17.52         $16.63          $16.45
    End of period                          $9.32           $16.08          $18.56         $17.52          $16.63
  Accumulation units outstanding
  at the end of period                      236             769             798             961            119

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(730)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(670)

  Accumulation unit value:
    Beginning of period                    $13.52          $14.28          $12.56         $12.46          $10.76
    End of period                          $8.51           $13.52          $14.28         $12.56          $12.46
  Accumulation units outstanding
  at the end of period                      524            1,209           1,657           1,634           737

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(670)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(819)

  Accumulation unit value:
    Beginning of period                    $16.85          $14.58          $15.28         $11.66           N/A
    End of period                          $8.57           $16.85          $14.58         $15.28           N/A
  Accumulation units outstanding
  at the end of period                     1,451           1,451           1,451           4,145           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(819)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(802)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.71          $11.71         $10.91           N/A
    End of period                          $7.54           $13.62          $12.71         $11.71           N/A
  Accumulation units outstanding
  at the end of period                     3,841           3,845             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(670)

  Accumulation unit value:
    Beginning of period                    $13.54          $13.16          $11.63         $10.57          $9.05
    End of period                          $7.74           $13.54          $13.16         $11.63          $10.57
  Accumulation units outstanding
  at the end of period                     1,233           1,233           2,159           2,115          1,745

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(670)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(819)

  Accumulation unit value:
    Beginning of period                    $12.72          $12.15          $12.13         $12.27           N/A
    End of period                          $12.35          $12.72          $12.15         $12.13           N/A
  Accumulation units outstanding
  at the end of period                     2,545             -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(819)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(1104)

  Accumulation unit value:
    Beginning of period                    $11.55          $12.07          $11.40           N/A            N/A
    End of period                          $7.74           $11.55          $12.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $13.81          $13.08          $11.70         $11.15          $10.22
    End of period                          $8.13           $13.81          $13.08         $11.70          $11.15
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(832)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.75          $10.30         $10.14           N/A
    End of period                          $9.22           $11.06          $10.75         $10.30           N/A
  Accumulation units outstanding
  at the end of period                       -             4,353           3,783           4,419           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(832)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(598)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.03          $11.80         $11.35          $10.47
    End of period                          $8.57           $13.70          $13.03         $11.80          $11.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(832)

  Accumulation unit value:
    Beginning of period                    $13.02          $12.39          $11.41         $10.78           N/A
    End of period                          $9.13           $13.02          $12.39         $11.41           N/A
  Accumulation units outstanding
  at the end of period                       -             3,796           3,404           4,062           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(832)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(820)

  Accumulation unit value:
    Beginning of period                    $22.32          $21.47          $19.52         $18.73           N/A
    End of period                          $17.12          $22.32          $21.47         $19.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(851)

  Accumulation unit value:
    Beginning of period                    $10.36          $10.23          $10.11         $10.12           N/A
    End of period                          $10.24          $10.36          $10.23         $10.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                    $20.12          $19.28          $18.33           N/A            N/A
    End of period                          $12.97          $20.12          $19.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                      156             156             156             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.345%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(851)

  Accumulation unit value:
    Beginning of period                    $13.66          $13.00          $11.77         $11.23           N/A
    End of period                          $8.54           $13.66          $13.00         $11.77           N/A
  Accumulation units outstanding
  at the end of period                       -             3,620           3,623           3,626           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.36%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(960)

  Accumulation unit value:
    Beginning of period                    $12.40          $15.09          $11.44         $11.42           N/A
    End of period                          $7.71           $12.40          $15.09         $11.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,474           1,671           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(960)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1220)

  Accumulation unit value:
    Beginning of period                    $15.03          $14.16          $14.00           N/A            N/A
    End of period                          $8.58           $15.03          $14.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,328           5,227            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1220)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $12.72          $12.90           N/A             N/A            N/A
    End of period                          $7.67           $12.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,459            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(944)

  Accumulation unit value:
    Beginning of period                    $24.20          $20.75          $18.94         $17.76           N/A
    End of period                          $13.46          $24.20          $20.75         $18.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(944)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.46          $11.00           N/A             N/A            N/A
    End of period                          $6.35           $13.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,765            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(841)

  Accumulation unit value:
    Beginning of period                    $14.50          $13.39          $10.49          $8.88           N/A
    End of period                          $7.78           $14.50          $13.39         $10.49           N/A
  Accumulation units outstanding
  at the end of period                      377             319            5,861            425            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(841)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1175)

  Accumulation unit value:
    Beginning of period                    $13.70          $10.75          $9.62            N/A            N/A
    End of period                          $6.62           $13.70          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,346           8,654            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(835)

  Accumulation unit value:
    Beginning of period                    $10.32          $10.98          $10.12         $10.16           N/A
    End of period                          $6.46           $10.32          $10.98         $10.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(761)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.35          $10.33         $10.55           N/A
    End of period                          $10.68          $10.65          $10.35         $10.33           N/A
  Accumulation units outstanding
  at the end of period                      696             787             758             733            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(761)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1158)

  Accumulation unit value:
    Beginning of period                    $5.31           $5.27           $4.87            N/A            N/A
    End of period                          $3.10           $5.31           $5.27            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             7,029            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1158)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(954)

  Accumulation unit value:
    Beginning of period                    $9.04           $10.15          $9.25           $9.23           N/A
    End of period                          $6.00           $9.04           $10.15          $9.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(954)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(835)

  Accumulation unit value:
    Beginning of period                    $9.65           $9.88           $7.88           $8.38           N/A
    End of period                          $5.04           $9.65           $9.88           $7.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $10.10          $10.91           N/A             N/A            N/A
    End of period                          $4.95           $10.10           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,367            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(954)

  Accumulation unit value:
    Beginning of period                    $10.27          $12.85          $11.20         $11.06           N/A
    End of period                          $4.90           $10.27          $12.85         $11.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(954)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(835)

  Accumulation unit value:
    Beginning of period                    $16.45          $15.31          $11.30         $10.34           N/A
    End of period                          $8.19           $16.45          $15.31         $11.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,641             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                    $10.79          $11.16           N/A             N/A            N/A
    End of period                          $8.01           $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,246            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(758)

  Accumulation unit value:
    Beginning of period                    $18.22          $17.08          $14.06         $12.59           N/A
    End of period                          $10.06          $18.22          $17.08         $14.06           N/A
  Accumulation units outstanding
  at the end of period                     3,967           3,908           4,027           4,252           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(758)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(776)

  Accumulation unit value:
    Beginning of period                    $13.09          $13.35          $11.62         $11.06           N/A
    End of period                          $7.27           $13.09          $13.35         $11.62           N/A
  Accumulation units outstanding
  at the end of period                     19,193          31,035          58,166         58,235           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(954)

  Accumulation unit value:
    Beginning of period                    $12.04          $10.45          $10.32         $10.55           N/A
    End of period                          $6.81           $12.04          $10.45         $10.32           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(954)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(841)

  Accumulation unit value:
    Beginning of period                    $31.65          $24.20          $20.71         $17.91           N/A
    End of period                          $19.01          $31.65          $24.20         $20.71           N/A
  Accumulation units outstanding
  at the end of period                      605             628             793             809            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(841)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(835)

  Accumulation unit value:
    Beginning of period                    $12.23          $12.05          $11.90          $9.53           N/A
    End of period                          $5.96           $12.23          $12.05         $11.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(758)

  Accumulation unit value:
    Beginning of period                    $14.48          $13.94          $13.14         $11.87           N/A
    End of period                          $8.74           $14.48          $13.94         $13.14           N/A
  Accumulation units outstanding
  at the end of period                     6,645           6,667           6,696           9,690           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(758)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(758)

  Accumulation unit value:
    Beginning of period                    $11.30          $11.14          $10.01          $9.71           N/A
    End of period                          $6.81           $11.30          $11.14         $10.01           N/A
  Accumulation units outstanding
  at the end of period                     22,489          22,500          22,500         23,017           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(758)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(835)

  Accumulation unit value:
    Beginning of period                    $16.01          $18.49          $17.47         $15.45           N/A
    End of period                          $9.28           $16.01          $18.49         $17.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(758)

  Accumulation unit value:
    Beginning of period                    $13.48          $14.24          $12.54         $11.96           N/A
    End of period                          $8.48           $13.48          $14.24         $12.54           N/A
  Accumulation units outstanding
  at the end of period                     5,091           5,122           5,032           5,208           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(758)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(954)

  Accumulation unit value:
    Beginning of period                    $5.98           $5.40           $5.10           $5.10           N/A
    End of period                          $3.27           $5.98           $5.40           $5.10           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             7,237           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(954)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(839)

  Accumulation unit value:
    Beginning of period                    $16.82          $14.56          $15.27         $12.31           N/A
    End of period                          $8.55           $16.82          $14.56         $15.27           N/A
  Accumulation units outstanding
  at the end of period                      705             532             626            8,216           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(839)

  Accumulation unit value:
    Beginning of period                    $13.60          $12.70          $11.71         $10.95           N/A
    End of period                          $7.52           $13.60          $12.70         $11.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(830)

  Accumulation unit value:
    Beginning of period                    $13.48          $13.12          $11.60          $9.96           N/A
    End of period                          $7.71           $13.48          $13.12         $11.60           N/A
  Accumulation units outstanding
  at the end of period                     4,079           4,097           4,154           2,049           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.11           N/A             N/A             N/A            N/A
    End of period                          $10.00           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,216           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(830)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.09          $12.09         $12.25           N/A
    End of period                          $12.29          $12.66          $12.09         $12.09           N/A
  Accumulation units outstanding
  at the end of period                     24,317          25,218          24,040          4,933           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(954)

  Accumulation unit value:
    Beginning of period                    $17.34          $19.34          $17.58         $17.18           N/A
    End of period                          $9.98           $17.34          $19.34         $17.58           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,071           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(954)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(841)

  Accumulation unit value:
    Beginning of period                    $11.49          $12.02          $11.25         $11.16           N/A
    End of period                          $7.69           $11.49          $12.02         $11.25           N/A
  Accumulation units outstanding
  at the end of period                      741             800             736             746            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(841)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(886)

  Accumulation unit value:
    Beginning of period                    $13.64          $12.97          $11.75         $11.40           N/A
    End of period                          $8.52           $13.64          $12.97         $11.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(886)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(761)

  Accumulation unit value:
    Beginning of period                    $22.17          $21.34          $19.41         $19.03           N/A
    End of period                          $17.00          $22.17          $21.34         $19.41           N/A
  Accumulation units outstanding
  at the end of period                     1,742           1,888           1,984           2,031           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(761)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(929)

  Accumulation unit value:
    Beginning of period                    $10.30          $10.17          $10.06         $10.05           N/A
    End of period                          $10.17          $10.30          $10.17         $10.06           N/A
  Accumulation units outstanding
  at the end of period                     12,475            -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(929)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1158)

  Accumulation unit value:
    Beginning of period                    $20.06          $19.24          $18.19           N/A            N/A
    End of period                          $12.93          $20.06          $19.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1158)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(954)

  Accumulation unit value:
    Beginning of period                    $25.64          $24.08          $21.90         $21.61           N/A
    End of period                          $14.17          $25.64          $24.08         $21.90           N/A
  Accumulation units outstanding
  at the end of period                     7,611           7,881             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(954)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(848)

  Accumulation unit value:
    Beginning of period                    $35.79          $31.58          $30.58         $27.41           N/A
    End of period                          $20.54          $35.79          $31.58         $30.58           N/A
  Accumulation units outstanding
  at the end of period                      208             202             217             831            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(848)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(841)

  Accumulation unit value:
    Beginning of period                    $14.01          $14.37          $12.38         $11.89           N/A
    End of period                          $8.07           $14.01          $14.37         $12.38           N/A
  Accumulation units outstanding
  at the end of period                      333             313             316             355            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(841)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.395%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $12.39          $15.08          $11.44         $10.72           N/A
    End of period                          $7.70           $12.39          $15.08         $11.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -              184             197            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $24.09          $24.92           N/A             N/A            N/A
    End of period                          $13.40          $24.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              150             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.46          $11.31           N/A             N/A            N/A
    End of period                          $6.34           $13.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              275             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(797)

  Accumulation unit value:
    Beginning of period                    $14.45          $13.35          $10.47          $9.01           N/A
    End of period                          $7.75           $14.45          $13.35         $10.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -              205             215            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(797)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.69          $12.19           N/A             N/A            N/A
    End of period                          $6.61           $13.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              267             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(841)

  Accumulation unit value:
    Beginning of period                    $16.49          $17.52          $15.82         $14.89           N/A
    End of period                          $9.73           $16.49          $17.52         $15.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -              205             205            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(841)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(841)

  Accumulation unit value:
    Beginning of period                    $13.13          $14.58          $12.92         $12.42           N/A
    End of period                          $7.80           $13.13          $14.58         $12.92           N/A
  Accumulation units outstanding
  at the end of period                       -               -              492             493            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(841)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.29           $5.25           $4.55            N/A            N/A
    End of period                          $3.09           $5.29           $5.25            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              510             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $10.10          $11.61          $11.36           N/A            N/A
    End of period                          $4.94           $10.10          $11.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              233             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                    $16.40          $15.27          $14.55           N/A            N/A
    End of period                          $8.16           $16.40          $15.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              182             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(823)

  Accumulation unit value:
    Beginning of period                    $13.08          $13.34          $11.61         $10.58           N/A
    End of period                          $7.26           $13.08          $13.34         $11.61           N/A
  Accumulation units outstanding
  at the end of period                       -              249             251            1,181           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(823)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(797)

  Accumulation unit value:
    Beginning of period                    $31.55          $24.13          $20.67         $17.89           N/A
    End of period                          $18.95          $31.55          $24.13         $20.67           N/A
  Accumulation units outstanding
  at the end of period                       -              123              -              274            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(797)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.96           $5.38           $5.09           $5.09           N/A
    End of period                          $3.26           $5.96           $5.38           $5.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              221            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(841)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.10          $11.58         $10.27           N/A
    End of period                          $7.69           $13.46          $13.10         $11.58           N/A
  Accumulation units outstanding
  at the end of period                       -               -              596             596            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(841)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(841)

  Accumulation unit value:
    Beginning of period                    $16.53          $18.13          $16.59         $16.23           N/A
    End of period                          $8.44           $16.53          $18.13         $16.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -              188             189            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(841)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $10.63           N/A             N/A             N/A            N/A
    End of period                          $9.19            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,209           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(783)

  Accumulation unit value:
    Beginning of period                    $12.91          $12.29          $11.34         $10.92           N/A
    End of period                          $9.05           $12.91          $12.29         $11.34           N/A
  Accumulation units outstanding
  at the end of period                       -             13,549          14,675         14,676           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(783)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $10.12           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      882             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(797)

  Accumulation unit value:
    Beginning of period                    $13.97          $14.34          $12.36         $11.80           N/A
    End of period                          $8.04           $13.97          $14.34         $12.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(797)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.41%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1177)

  Accumulation unit value:
    Beginning of period                    $12.38          $15.08          $14.35           N/A            N/A
    End of period                          $7.69           $12.38          $15.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,450            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(1181)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.57          $10.33           N/A            N/A
    End of period                          $7.65           $11.03          $10.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,070           4,335           4,633            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $24.05          $24.88           N/A             N/A            N/A
    End of period                          $13.37          $24.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,654            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(900)

  Accumulation unit value:
    Beginning of period                    $23.34          $22.01          $21.77         $20.64           N/A
    End of period                          $13.33          $23.34          $22.01         $21.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.45          $12.20           N/A             N/A            N/A
    End of period                          $6.34           $13.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,861            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(900)

  Accumulation unit value:
    Beginning of period                    $20.64          $19.05          $16.42         $15.84           N/A
    End of period                          $12.31          $20.64          $19.05         $16.42           N/A
  Accumulation units outstanding
  at the end of period                     2,280           2,429           2,595             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                    $11.13          $12.27          $10.78         $10.64           N/A
    End of period                          $7.19           $11.13          $12.27         $10.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                    $12.38          $12.46          $11.14         $10.92           N/A
    End of period                          $7.64           $12.38          $12.46         $11.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(900)

  Accumulation unit value:
    Beginning of period                    $14.43          $13.33          $10.45          $9.39           N/A
    End of period                          $7.74           $14.43          $13.33         $10.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,844             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.69          $12.30           N/A             N/A            N/A
    End of period                          $6.61           $13.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,717            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(918)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.33          $10.31         $10.39           N/A
    End of period                          $10.67          $10.63          $10.33         $10.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1177)

  Accumulation unit value:
    Beginning of period                    $5.29           $5.25           $4.97            N/A            N/A
    End of period                          $3.08           $5.29           $5.25            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             9,556            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1177)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $10.09          $11.61          $11.36           N/A            N/A
    End of period                          $4.94           $10.09          $11.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,364            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(580)

  Accumulation unit value:
    Beginning of period                    $16.39          $15.26          $11.27         $10.58          $8.09
    End of period                          $8.15           $16.39          $15.26         $11.27          $10.58
  Accumulation units outstanding
  at the end of period                       -               -             3,410             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1181)

  Accumulation unit value:
    Beginning of period                    $13.07          $13.34          $13.00           N/A            N/A
    End of period                          $7.26           $13.07          $13.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,232           3,442           3,679            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $31.57          $23.23           N/A             N/A            N/A
    End of period                          $18.96          $31.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,179            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(915)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.68          $11.70         $11.41           N/A
    End of period                          $7.51           $13.57          $12.68         $11.70           N/A
  Accumulation units outstanding
  at the end of period                     3,397           3,618           7,724          25,076           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(915)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(900)

  Accumulation unit value:
    Beginning of period                    $11.43          $11.96          $11.20         $11.38           N/A
    End of period                          $7.65           $11.43          $11.96         $11.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.23           N/A             N/A             N/A            N/A
    End of period                          $10.10           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,031           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1181)

  Accumulation unit value:
    Beginning of period                    $20.01          $19.20          $18.55           N/A            N/A
    End of period                          $12.89          $20.01          $19.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,266           2,413           2,579            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(900)

  Accumulation unit value:
    Beginning of period                    $25.47          $23.94          $21.79         $20.85           N/A
    End of period                          $14.07          $25.47          $23.94         $21.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(900)

  Accumulation unit value:
    Beginning of period                    $35.56          $31.40          $30.41         $28.44           N/A
    End of period                          $20.40          $35.56          $31.40         $30.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(900)

  Accumulation unit value:
    Beginning of period                    $13.96          $14.32          $12.35         $11.98           N/A
    End of period                          $8.03           $13.96          $14.32         $12.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(900)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.46%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(993)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.54          $10.07           N/A            N/A
    End of period                          $7.61           $10.99          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,000           2,069           2,479            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(993)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.32           N/A             N/A             N/A            N/A
    End of period                          $6.34            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      478             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                    $10.23          $10.90          $10.05         $10.88           N/A
    End of period                          $6.40           $10.23          $10.90         $10.05           N/A
  Accumulation units outstanding
  at the end of period                       -             1,188           1,161            986            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $8.30            N/A             N/A             N/A            N/A
    End of period                          $5.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      709             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                    $9.57           $9.81           $7.83           $8.46           N/A
    End of period                          $4.99           $9.57           $9.81           $7.83           N/A
  Accumulation units outstanding
  at the end of period                       -             1,293           1,454           1,259           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                    $16.31          $15.20          $11.23         $10.35           N/A
    End of period                          $8.11           $16.31          $15.20         $11.23           N/A
  Accumulation units outstanding
  at the end of period                       -              832             998            1,039           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                    $10.86           N/A             N/A             N/A            N/A
    End of period                          $7.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      541             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(839)

  Accumulation unit value:
    Beginning of period                    $13.05          $13.32          $11.60         $10.76           N/A
    End of period                          $7.24           $13.05          $13.32         $11.60           N/A
  Accumulation units outstanding
  at the end of period                     15,607          14,079          26,344         11,794           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(839)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.62           N/A             N/A             N/A            N/A
    End of period                          $6.05            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,108            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.96          $11.83          $9.82           N/A
    End of period                          $5.90           $12.13          $11.96         $11.83           N/A
  Accumulation units outstanding
  at the end of period                       -             1,089            914            1,128           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(656)

  Accumulation unit value:
    Beginning of period                    $11.23          $11.09          $9.97           $9.89          $9.22
    End of period                          $6.77           $11.23          $11.09          $9.97          $9.89
  Accumulation units outstanding
  at the end of period                       -               -               -            11,185          9,386

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(656)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(640)

  Accumulation unit value:
    Beginning of period                    $15.88          $18.36          $17.36         $16.50          $12.46
    End of period                          $9.20           $15.88          $18.36         $17.36          $16.50
  Accumulation units outstanding
  at the end of period                       -              739             635             641             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(640)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(993)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.05          $11.81           N/A            N/A
    End of period                          $7.66           $13.40          $13.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,113           2,113           2,113            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(993)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.06            N/A             N/A             N/A            N/A
    End of period                          $6.54            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,298            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(993)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.31          $10.76           N/A            N/A
    End of period                          $8.95           $11.76          $11.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,868           1,923           2,321            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(993)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                    $19.96          $19.09           N/A             N/A            N/A
    End of period                          $12.85          $19.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,117           1,140            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(993)

  Accumulation unit value:
    Beginning of period                    $13.90          $14.28          $12.52           N/A            N/A
    End of period                          $8.00           $13.90          $14.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,601           1,523           1,994            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(993)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.51%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1058)

  Accumulation unit value:
    Beginning of period                    $12.35          $15.05          $12.57           N/A            N/A
    End of period                          $7.67           $12.35          $15.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(933)

  Accumulation unit value:
    Beginning of period                    $15.73          $15.23          $15.06         $14.98           N/A
    End of period                          $14.40          $15.73          $15.23         $15.06           N/A
  Accumulation units outstanding
  at the end of period                      131             163             157             155            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(933)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(830)

  Accumulation unit value:
    Beginning of period                    $14.29          $13.22          $10.37          $8.59           N/A
    End of period                          $7.66           $14.29          $13.22         $10.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(1085)

  Accumulation unit value:
    Beginning of period                    $12.87          $12.53          $12.23           N/A            N/A
    End of period                          $13.24          $12.87          $12.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(997)

  Accumulation unit value:
    Beginning of period                    $16.31          $17.35          $16.01           N/A            N/A
    End of period                          $9.61           $16.31          $17.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(997)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(997)

  Accumulation unit value:
    Beginning of period                    $12.99          $14.44          $13.55           N/A            N/A
    End of period                          $7.70           $12.99          $14.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(997)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(562)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.86          $10.03         $10.70          $9.46
    End of period                          $6.37           $10.19          $10.86         $10.03          $10.03
  Accumulation units outstanding
  at the end of period                      174             181             181             190             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(616)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.28          $10.27         $10.44          $10.32
    End of period                          $10.57          $10.56          $10.28         $10.27          $10.44
  Accumulation units outstanding
  at the end of period                      444             584             555             544             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(562)

  Accumulation unit value:
    Beginning of period                    $16.25          $15.15          $11.20         $10.52          $8.98
    End of period                          $8.08           $16.25          $15.15         $11.20          $10.52
  Accumulation units outstanding
  at the end of period                      138             112             137             179            179

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(818)

  Accumulation unit value:
    Beginning of period                    $13.03          $13.31          $11.60         $10.34           N/A
    End of period                          $7.23           $13.03          $13.31         $11.60           N/A
  Accumulation units outstanding
  at the end of period                      192             176             190             211            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(818)

  Accumulation unit value:
    Beginning of period                    $31.25          $23.93          $20.51         $16.85           N/A
    End of period                          $18.75          $31.25          $23.93         $20.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(818)

  Accumulation unit value:
    Beginning of period                    $16.74          $14.52          $15.24         $11.47           N/A
    End of period                          $8.50           $16.74          $14.52         $15.24           N/A
  Accumulation units outstanding
  at the end of period                      172             143             176             171            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(858)

  Accumulation unit value:
    Beginning of period                    $13.53          $12.66          $11.68         $10.78           N/A
    End of period                          $7.47           $13.53          $12.66         $11.68           N/A
  Accumulation units outstanding
  at the end of period                      192             179             201             211            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(858)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1058)

  Accumulation unit value:
    Beginning of period                    $13.36          $13.01          $12.49           N/A            N/A
    End of period                          $7.63           $13.36          $13.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(818)

  Accumulation unit value:
    Beginning of period                    $12.47          $11.93          $11.94         $12.11           N/A
    End of period                          $12.09          $12.47          $11.93         $11.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(830)

  Accumulation unit value:
    Beginning of period                    $11.32          $11.86          $11.11         $10.71           N/A
    End of period                          $7.57           $11.32          $11.86         $11.11           N/A
  Accumulation units outstanding
  at the end of period                      405             429             413             421            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(933)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.17          $11.24         $10.76           N/A
    End of period                          $8.94           $12.77          $12.17         $11.24           N/A
  Accumulation units outstanding
  at the end of period                     1,832           1,934           2,040           2,158           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(933)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(997)

  Accumulation unit value:
    Beginning of period                    $21.76          $20.97          $19.36           N/A            N/A
    End of period                          $16.65          $21.76          $20.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(997)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(997)

  Accumulation unit value:
    Beginning of period                    $19.91          $19.12          $16.70           N/A            N/A
    End of period                          $12.81          $19.91          $19.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(997)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(830)

  Accumulation unit value:
    Beginning of period                    $13.85          $14.23          $12.28         $11.54           N/A
    End of period                          $7.96           $13.85          $14.23         $12.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.545%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(861)

  Accumulation unit value:
    Beginning of period                    $12.34          $15.04          $11.43         $10.72           N/A
    End of period                          $7.66           $12.34          $15.04         $11.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,609           1,703           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(861)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $23.64          $24.46           N/A             N/A            N/A
    End of period                          $13.12          $23.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,323            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.44          $11.31           N/A             N/A            N/A
    End of period                          $6.33           $13.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,385            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                    $14.24          $13.18          $10.34         $10.34           N/A
    End of period                          $7.63           $14.24          $13.18         $10.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,810           1,881           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.65          $13.95           N/A             N/A            N/A
    End of period                          $6.58           $13.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,317            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.23           $5.19           $4.51            N/A            N/A
    End of period                          $3.05           $5.23           $5.19            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,491            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $10.07          $11.59          $11.35           N/A            N/A
    End of period                          $4.92           $10.07          $11.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,033            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                    $16.19          $15.10          $14.39           N/A            N/A
    End of period                          $8.05           $16.19          $15.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,603            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(861)

  Accumulation unit value:
    Beginning of period                    $31.15          $23.86          $20.47         $18.51           N/A
    End of period                          $18.68          $31.15          $23.86         $20.47           N/A
  Accumulation units outstanding
  at the end of period                       -             1,082             -             2,384           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(861)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.89           $5.32           $5.04           $5.04           N/A
    End of period                          $3.21           $5.89           $5.32           $5.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,929           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.06           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,790            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(861)

  Accumulation unit value:
    Beginning of period                    $13.81          $14.19          $12.25         $11.75           N/A
    End of period                          $7.94           $13.81          $14.19         $12.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(861)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.56%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(743)

  Accumulation unit value:
    Beginning of period                    $20.29          $18.76          $16.19         $15.53           N/A
    End of period                          $12.08          $20.29          $18.76         $16.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,028           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1162)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.72          $10.30           N/A            N/A
    End of period                          $7.14           $10.54          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,711           5,175           5,165            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1162)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(766)

  Accumulation unit value:
    Beginning of period                    $15.63          $15.14          $14.98         $15.22           N/A
    End of period                          $14.30          $15.63          $15.14         $14.98           N/A
  Accumulation units outstanding
  at the end of period                     2,086           2,971           2,990           2,908           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(766)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(743)

  Accumulation unit value:
    Beginning of period                    $14.22          $13.16          $10.33          $8.84           N/A
    End of period                          $7.61           $14.22          $13.16         $10.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             2,539           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                    $10.14          $10.82          $9.99          $10.18           N/A
    End of period                          $6.34           $10.14          $10.82          $9.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             4,111           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(717)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.25          $10.25         $10.42          $10.36
    End of period                          $10.53          $10.53          $10.25         $10.25          $10.42
  Accumulation units outstanding
  at the end of period                       -             5,183           5,322           5,242          5,075

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(766)

  Accumulation unit value:
    Beginning of period                    $8.88           $9.99           $9.13           $9.41           N/A
    End of period                          $5.89           $8.88           $9.99           $9.13           N/A
  Accumulation units outstanding
  at the end of period                     3,844           3,568           3,819           3,714           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(766)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(743)

  Accumulation unit value:
    Beginning of period                    $8.37           $8.36           $7.42           $7.24           N/A
    End of period                          $5.02           $8.37           $8.36           $7.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             2,277           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(766)

  Accumulation unit value:
    Beginning of period                    $10.10          $12.66          $11.05         $10.64           N/A
    End of period                          $4.81           $10.10          $12.66         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     3,569           3,550           3,981           4,190           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(766)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(766)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.22          $9.96           $9.47           N/A
    End of period                          $7.86           $10.61          $10.22          $9.96           N/A
  Accumulation units outstanding
  at the end of period                     3,315           4,326           4,455           4,659           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(766)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(717)

  Accumulation unit value:
    Beginning of period                    $18.01          $16.91          $13.95         $12.76          $12.40
    End of period                          $9.92           $18.01          $16.91         $13.95          $12.76
  Accumulation units outstanding
  at the end of period                       -             3,506           3,803           5,669          4,269

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(766)

  Accumulation unit value:
    Beginning of period                    $13.01          $13.29          $11.59         $10.82           N/A
    End of period                          $7.21           $13.01          $13.29         $11.59           N/A
  Accumulation units outstanding
  at the end of period                     12,355          18,393          19,687         20,472           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(766)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(766)

  Accumulation unit value:
    Beginning of period                    $31.11          $23.84          $20.45         $17.18           N/A
    End of period                          $18.66          $31.11          $23.84         $20.45           N/A
  Accumulation units outstanding
  at the end of period                     1,179           1,922           2,100           2,542           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(766)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(717)

  Accumulation unit value:
    Beginning of period                    $14.31          $13.80          $13.04         $12.07          $11.73
    End of period                          $8.62           $14.31          $13.80         $13.04          $12.07
  Accumulation units outstanding
  at the end of period                       -             4,736           4,653           4,704          4,515

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(717)

  Accumulation unit value:
    Beginning of period                    $11.17          $11.03          $9.93           $9.86          $9.71
    End of period                          $6.72           $11.17          $11.03          $9.93          $9.86
  Accumulation units outstanding
  at the end of period                       -             2,950           2,186           7,443          5,472

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(717)

  Accumulation unit value:
    Beginning of period                    $13.32          $14.10          $12.44         $12.37          $12.22
    End of period                          $8.37           $13.32          $14.10         $12.44          $12.37
  Accumulation units outstanding
  at the end of period                       -             4,864           4,450           4,693          4,358

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division(743)

  Accumulation unit value:
    Beginning of period                    $16.72          $14.50          $15.23         $11.16           N/A
    End of period                          $8.48           $16.72          $14.50         $15.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,172           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $13.31          $12.98          $11.50         $10.10           N/A
    End of period                          $7.60           $13.31          $12.98         $11.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,502           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(766)

  Accumulation unit value:
    Beginning of period                    $12.41          $11.88          $11.90         $12.09           N/A
    End of period                          $12.02          $12.41          $11.88         $11.90           N/A
  Accumulation units outstanding
  at the end of period                     2,576           3,088           2,969           2,892           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(766)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(789)

  Accumulation unit value:
    Beginning of period                    $11.27          $11.81          $11.07         $11.20           N/A
    End of period                          $7.53           $11.27          $11.81         $11.07           N/A
  Accumulation units outstanding
  at the end of period                       -              707             851             819            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(787)

  Accumulation unit value:
    Beginning of period                    $12.70          $12.12          $11.19         $10.74           N/A
    End of period                          $8.89           $12.70          $12.12         $11.19           N/A
  Accumulation units outstanding
  at the end of period                     3,846           4,465           5,323           5,322           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                    $21.62          $20.84          $19.00         $18.42           N/A
    End of period                          $16.54          $21.62          $20.84         $19.00           N/A
  Accumulation units outstanding
  at the end of period                     2,389           3,030           3,249           4,176           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(789)

  Accumulation unit value:
    Beginning of period                    $19.85          $19.08          $16.35         $15.72           N/A
    End of period                          $12.77          $19.85          $19.08         $16.35           N/A
  Accumulation units outstanding
  at the end of period                       -              444             548             584            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(838)

  Accumulation unit value:
    Beginning of period                    $34.89          $30.85          $29.93         $26.62           N/A
    End of period                          $19.99          $34.89          $30.85         $29.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(789)

  Accumulation unit value:
    Beginning of period                    $13.80          $14.18          $12.24         $11.88           N/A
    End of period                          $7.93           $13.80          $14.18         $12.24           N/A
  Accumulation units outstanding
  at the end of period                       -              605             743             774            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.695%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.21           N/A             N/A             N/A            N/A
    End of period                          $6.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,106            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(1224)

  Accumulation unit value:
    Beginning of period                    $16.01          $17.14           N/A             N/A            N/A
    End of period                          $9.42           $16.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,790            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1224)

  Accumulation unit value:
    Beginning of period                    $10.03          $10.76           N/A             N/A            N/A
    End of period                          $6.26           $10.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,582            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division(1224)

  Accumulation unit value:
    Beginning of period                    $9.38           $9.61            N/A             N/A            N/A
    End of period                          $4.88           $9.38            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,130            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow 10 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.99          $14.92           N/A             N/A            N/A
    End of period                          $7.93           $15.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,744            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $12.77           N/A             N/A             N/A            N/A
    End of period                          $7.17            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,035            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1262)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.21           N/A             N/A            N/A
    End of period                          $6.01           $11.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,419           6,291            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1262)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 10 Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.89          $11.53           N/A             N/A            N/A
    End of period                          $5.77           $11.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,427            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 10 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.20          $13.76           N/A             N/A            N/A
    End of period                          $8.54           $14.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,769           2,050            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.56          $17.74           N/A             N/A            N/A
    End of period                          $8.99           $15.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,113            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $12.34           N/A             N/A             N/A            N/A
    End of period                          $11.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,450            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.13           N/A             N/A             N/A            N/A
    End of period                          $7.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,786            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.26           N/A             N/A            N/A
    End of period                          $8.86           $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,256           1,301            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(1262)

  Accumulation unit value:
    Beginning of period                    $12.54          $12.08           N/A             N/A            N/A
    End of period                          $8.76           $12.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,778           7,327            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(1262)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A


    1 - September 16, 1996   66 - March 4, 2002       131 - June 7, 2002
    2 - April 1, 1998        67 - March 5, 2002       132 - June 10, 2002
    3 - April 8, 1998        68 - March 6, 2002       133 - June 11, 2002
    4 - April 9, 1998        69 - March 7, 2002       134 - June 12, 2002
    5 - April 13, 1998       70 - March 8, 2002       135 - June 14, 2002
    6 - April 15, 1998       71 - March 11, 2002      136 - June 17, 2002
    7 - January 21, 1999     72 - March 12, 2002      137 - June 20, 2002
    8 - January 29, 1999     73 - March 13, 2002      138 - June 21, 2002
    9 - February 9, 1999     74 - March 14, 2002      139 - June 24, 2002
   10 - March 22, 1999       75 - March 15, 2002      140 - June 25, 2002
   11 - April 1, 1999        76 - March 18, 2002      141 - June 26, 2002
   12 - April 8, 1999        77 - March 19, 2002      142 - June 27, 2002
   13 - April 9, 1999        78 - March 20, 2002      143 - June 28, 2002
   14 - April 13, 1999       79 - March 21, 2002      144 - July 1, 2002
   15 - April 15, 1999       80 - March 22, 2002      145 - July 2, 2002
   16 - April 22, 1999       81 - March 25, 2002      146 - July 3, 2002
   17 - July 2, 1999         82 - March 26, 2002      147 - July 5, 2002
   18 - August 16, 1999      83 - March 27, 2002      148 - July 8, 2002
   19 - May 1, 2000          84 - March 28, 2002      149 - July 9, 2002
   20 - November 3, 2000     85 - April 1, 2002       150 - July 11, 2002
   21 - November 17, 2000    86 - April 2, 2002       151 - July 12, 2002
   22 - November 27, 2000    87 - April 3, 2002       152 - July 15, 2002
   23 - December 14, 2000    88 - April 4, 2002       153 - July 16, 2002
   24 - December 19, 2000    89 - April 8, 2002       154 - July 18, 2002
   25 - February 12, 2001    90 - April 9, 2002       155 - July 22, 2002
   26 - March 28, 2001       91 - April 10, 2002      156 - July 24, 2002
   27 - May 1, 2001          92 - April 11, 2002      157 - July 25, 2002
   28 - June 7, 2001         93 - April 12, 2002      158 - July 26, 2002
   29 - August 15, 2001      94 - April 15, 2002      159 - July 29, 2002
   30 - October 29, 2001     95 - April 16, 2002      160 - July 30, 2002
   31 - December 14, 2001    96 - April 17, 2002      161 - July 31, 2002
   32 - January 3, 2002      97 - April 18, 2002      162 - August 1, 2002
   33 - January 7, 2002      98 - April 19, 2002      163 - August 5, 2002
   34 - January 10, 2002     99 - April 22, 2002      164 - August 6, 2002
   35 - January 11, 2002    100 - April 23, 2002      165 - August 7, 2002
   36 - January 14, 2002    101 - April 24, 2002      166 - August 8, 2002
   37 - January 15, 2002    102 - April 25, 2002      167 - August 12, 2002
   38 - January 18, 2002    103 - April 26, 2002      168 - August 13, 2002
   39 - January 22, 2002    104 - April 29, 2002      169 - August 14, 2002
   40 - January 23, 2002    105 - April 30, 2002      170 - August 15, 2002
   41 - January 25, 2002    106 - May 1, 2002         171 - August 16, 2002
   42 - January 28, 2002    107 - May 2, 2002         172 - August 19, 2002
   43 - January 29, 2002    108 - May 3, 2002         173 - August 20, 2002
   44 - January 30, 2002    109 - May 6, 2002         174 - August 23, 2002
   45 - January 31, 2002    110 - May 7, 2002         175 - August 26, 2002
   46 - February 1, 2002    111 - May 8, 2002         176 - August 28, 2002
   47 - February 4, 2002    112 - May 9, 2002         177 - August 29, 2002
   48 - February 5, 2002    113 - May 10, 2002        178 - August 30, 2002
   49 - February 6, 2002    114 - May 13, 2002        179 - September 3, 2002
   50 - February 7, 2002    115 - May 14, 2002        180 - September 4, 2002
   51 - February 8, 2002    116 - May 15, 2002        181 - September 5, 2002
   52 - February 11, 2002   117 - May 16, 2002        182 - September 6, 2002
   53 - February 12, 2002   118 - May 17, 2002        183 - September 10, 2002
   54 - February 13, 2002   119 - May 20, 2002        184 - September 11, 2002
   55 - February 14, 2002   120 - May 21, 2002        185 - September 12, 2002
   56 - February 15, 2002   121 - May 23, 2002        186 - September 13, 2002
   57 - February 19, 2002   122 - May 24, 2002        187 - September 16, 2002
   58 - February 20, 2002   123 - May 28, 2002        188 - September 17, 2002
   59 - February 21, 2002   124 - May 29, 2002        189 - September 18, 2002
   60 - February 22, 2002   125 - May 30, 2002        190 - September 19, 2002
   61 - February 25, 2002   126 - May 31, 2002        191 - September 20, 2002
   62 - February 26, 2002   127 - June 3, 2002        192 - September 23, 2002
   63 - February 27, 2002   128 - June 4, 2002        193 - September 24, 2002
   64 - February 28, 2002   129 - June 5, 2002        194 - September 25, 2002
   65 - March 1, 2002       130 - June 6, 2002        195 - September 26, 2002

  196 - September 27, 2002    261 - January 31, 2003   326 - May 12, 2003
  197 - September 30, 2002    262 - February 3, 2003   327 - May 13, 2003
  198 - October 1, 2002       263 - February 4, 2003   328 - May 14, 2003
  199 - October 2, 2002       264 - February 5, 2003   329 - May 15, 2003
  200 - October 3, 2002       265 - February 6, 2003   330 - May 19, 2003
  201 - October 4, 2002       266 - February 7, 2003   331 - May 20, 2003
  202 - October 7, 2002       267 - February 12, 2003  332 - May 21, 2003
  203 - October 8, 2002       268 - February 13, 2003  333 - May 22, 2003
  204 - October 9, 2002       269 - February 14, 2003  334 - May 23, 2003
  205 - October 10, 2002      270 - February 18, 2003  335 - May 27, 2003
  206 - October 11, 2002      271 - February 19, 2003  336 - May 28, 2003
  207 - October 14, 2002      272 - February 20, 2003  337 - May 29, 2003
  208 - October 15, 2002      273 - February 21, 2003  338 - May 30, 2003
  209 - October 17, 2002      274 - February 24, 2003  339 - June 2, 2003
  210 - October 18, 2002      275 - February 25, 2003  340 - June 3, 2003
  211 - October 21, 2002      276 - February 26, 2003  341 - June 4, 2003
  212 - October 22, 2002      277 - February 27, 2003  342 - June 5, 2003
  213 - October 24, 2002      278 - February 28, 2003  343 - June 6, 2003
  214 - October 25, 2002      279 - March 3, 2003      344 - June 9, 2003
  215 - October 28, 2002      280 - March 4, 2003      345 - June 10, 2003
  216 - October 29, 2002      281 - March 5, 2003      346 - June 11, 2003
  217 - October 31, 2002      282 - March 6, 2003      347 - June 12, 2003
  218 - November 1, 2002      283 - March 7, 2003      348 - June 13, 2003
  219 - November 4, 2002      284 - March 10, 2003     349 - June 16, 2003
  220 - November 5, 2002      285 - March 11, 2003     350 - June 17, 2003
  221 - November 6, 2002      286 - March 12, 2003     351 - June 18, 2003
  222 - November 7, 2002      287 - March 13, 2003     352 - June 19, 2003
  223 - November 8, 2002      288 - March 14, 2003     353 - June 20, 2003
  224 - November 12, 2002     289 - March 17, 2003     354 - June 23, 2003
  225 - November 13, 2002     290 - March 18, 2003     355 - June 24, 2003
  226 - November 14, 2002     291 - March 19, 2003     356 - June 25, 2003
  227 - November 15, 2002     292 - March 20, 2003     357 - June 26, 2003
  228 - November 18, 2002     293 - March 21, 2003     358 - June 27, 2003
  229 - November 19, 2002     294 - March 24, 2003     359 - June 30, 2003
  230 - November 20, 2002     295 - March 26, 2003     360 - July 1, 2003
  231 - November 22, 2002     296 - March 27, 2003     361 - July 2, 2003
  232 - November 25, 2002     297 - March 28, 2003     362 - July 3, 2003
  233 - November 26, 2002     298 - March 31, 2003     363 - July 7, 2003
  234 - November 27, 2002     299 - April 1, 2003      364 - July 8, 2003
  235 - November 29, 2002     300 - April 2, 2003      365 - July 9, 2003
  236 - December 2, 2002      301 - April 3, 2003      366 - July 10, 2003
  237 - December 3, 2002      302 - April 4, 2003      367 - July 11, 2003
  238 - December 5, 2002      303 - April 7, 2003      368 - July 14, 2003
  239 - December 6, 2002      304 - April 8, 2003      369 - July 15, 2003
  240 - December 9, 2002      305 - April 9, 2003      370 - July 17, 2003
  241 - December 16, 2002     306 - April 10, 2003     371 - July 18, 2003
  242 - December 17, 2002     307 - April 11, 2003     372 - July 21, 2003
  243 - December 18, 2002     308 - April 14, 2003     373 - July 22, 2003
  244 - December 19, 2002     309 - April 15, 2003     374 - July 23, 2003
  245 - December 23, 2002     310 - April 16, 2003     375 - July 24, 2003
  246 - December 27, 2002     311 - April 17, 2003     376 - July 25, 2003
  247 - December 30, 2002     312 - April 21, 2003     377 - July 28, 2003
  248 - December 31, 2002     313 - April 22, 2003     378 - July 29, 2003
  249 - January 2, 2003       314 - April 23, 2003     379 - July 30, 2003
  250 - January 3, 2003       315 - April 24, 2003     380 - July 31, 2003
  251 - January 6, 2003       316 - April 25, 2003     381 - August 1, 2003
  252 - January 9, 2003       317 - April 28, 2003     382 - August 4, 2003
  253 - January 16, 2003      318 - April 29, 2003     383 - August 5, 2003
  254 - January 17, 2003      319 - April 30, 2003     384 - August 6, 2003
  255 - January 21, 2003      320 - May 1, 2003        385 - August 7, 2003
  256 - January 22, 2003      321 - May 2, 2003        386 - August 8, 2003
  257 - January 24, 2003      322 - May 5, 2003        387 - August 11, 2003
  258 - January 27, 2003      323 - May 6, 2003        388 - August 12, 2003
  259 - January 28, 2003      324 - May 7, 2003        389 - August 13, 2003
  260 - January 30, 2003      325 - May 8, 2003        390 - August 14, 2003

  391 - August 15, 2003      456 - November 17, 2003   521 - February 23, 2004
  392 - August 18, 2003      457 - November 18, 2003   522 - February 24, 2004
  393 - August 19, 2003      458 - November 19, 2003   523 - February 25, 2004
  394 - August 20, 2003      459 - November 20, 2003   524 - February 26, 2004
  395 - August 21, 2003      460 - November 21, 2003   525 - February 27, 2004
  396 - August 22, 2003      461 - November 24, 2003   526 - March 1, 2004
  397 - August 25, 2003      462 - November 25, 2003   527 - March 2, 2004
  398 - August 26, 2003      463 - November 26, 2003   528 - March 3, 2004
  399 - August 27, 2003      464 - November 28, 2003   529 - March 4, 2004
  400 - August 28, 2003      465 - December 1, 2003    530 - March 5, 2004
  401 - August 29, 2003      466 - December 2, 2003    531 - March 8, 2004
  402 - September 2, 2003    467 - December 3, 2003    532 - March 9, 2004
  403 - September 3, 2003    468 - December 4, 2003    533 - March 10, 2004
  404 - September 5, 2003    469 - December 5, 2003    534 - March 11, 2004
  405 - September 8, 2003    470 - December 8, 2003    535 - March 12, 2004
  406 - September 9, 2003    471 - December 9, 2003    536 - March 15, 2004
  407 - September 10, 2003   472 - December 10, 2003   537 - March 16, 2004
  408 - September 11, 2003   473 - December 11, 2003   538 - March 17, 2004
  409 - September 12, 2003   474 - December 12, 2003   539 - March 18, 2004
  410 - September 15, 2003   475 - December 15, 2003   540 - March 19, 2004
  411 - September 16, 2003   476 - December 16, 2003   541 - March 22, 2004
  412 - September 17, 2003   477 - December 17, 2003   542 - March 23, 2004
  413 - September 18, 2003   478 - December 18, 2003   543 - March 24, 2004
  414 - September 19, 2003   479 - December 19, 2003   544 - March 25, 2004
  415 - September 22, 2003   480 - December 22, 2003   545 - March 26, 2004
  416 - September 23, 2003   481 - December 23, 2003   546 - March 29, 2004
  417 - September 24, 2003   482 - December 24, 2003   547 - March 30, 2004
  418 - September 25, 2003   483 - December 26, 2003   548 - March 31, 2004
  419 - September 26, 2003   484 - December 29, 2003   549 - April 1, 2004
  420 - September 29, 2003   485 - December 30, 2003   550 - April 2, 2004
  421 - September 30, 2003   486 - December 31, 2003   551 - April 5, 2004
  422 - October 1, 2003      487 - January 2, 2004     552 - April 6, 2004
  423 - October 2, 2003      488 - January 5, 2004     553 - April 7, 2004
  424 - October 3, 2003      489 - January 6, 2004     554 - April 8, 2004
  425 - October 4, 2003      490 - January 7, 2004     555 - April 12, 2004
  426 - October 6, 2003      491 - January 8, 2004     556 - April 13, 2004
  427 - October 7, 2003      492 - January 9, 2004     557 - April 14, 2004
  428 - October 8, 2003      493 - January 12, 2004    558 - April 15, 2004
  429 - October 9, 2003      494 - January 13, 2004    559 - April 16, 2004
  430 - October 10, 2003     495 - January 14, 2004    560 - April 19, 2004
  431 - October 13, 2003     496 - January 15, 2004    561 - April 20, 2004
  432 - October 14, 2003     497 - January 16, 2004    562 - April 21, 2004
  433 - October 15, 2003     498 - January 20, 2004    563 - April 22, 2004
  434 - October 16, 2003     499 - January 21, 2004    564 - April 23, 2004
  435 - October 17, 2003     500 - January 22, 2004    565 - April 26, 2004
  436 - October 20, 2003     501 - January 23, 2004    566 - April 27, 2004
  437 - October 21, 2003     502 - January 26, 2004    567 - April 28, 2004
  438 - October 22, 2003     503 - January 27, 2004    568 - April 29, 2004
  439 - October 23, 2003     504 - January 28, 2004    569 - April 30, 2004
  440 - October 24, 2003     505 - January 29, 2004    570 - May 3, 2004
  441 - October 27, 2003     506 - January 30, 2004    571 - May 4, 2004
  442 - October 28, 2003     507 - February 2, 2004    572 - May 5, 2004
  443 - October 29, 2003     508 - February 3, 2004    573 - May 6, 2004
  444 - October 30, 2003     509 - February 4, 2004    574 - May 7, 2004
  445 - October 31, 2003     510 - February 5, 2004    575 - May 10, 2004
  446 - November 3, 2003     511 - February 6, 2004    576 - May 11, 2004
  447 - November 4, 2003     512 - February 9, 2004    577 - May 12, 2004
  448 - November 5, 2003     513 - February 10, 2004   578 - May 13, 2004
  449 - November 6, 2003     514 - February 11, 2004   579 - May 14, 2004
  450 - November 7, 2003     515 - February 12, 2004   580 - May 17, 2004
  451 - November 10, 2003    516 - February 13, 2004   581 - May 18, 2004
  452 - November 11, 2003    517 - February 17, 2004   582 - May 19, 2004
  453 - November 12, 2003    518 - February 18, 2004   583 - May 20, 2004
  454 - November 13, 2003    519 - February 19, 2004   584 - May 21, 2004
  455 - November 14, 2003    520 - February 20, 2004   585 - May 24, 2004

  586 - May 25, 2004         651 - August 30, 2004       716 - December 1, 2004
  587 - May 26, 2004         652 - August 31, 2004       717 - December 2, 2004
  588 - May 27, 2004         653 - September 1, 2004     718 - December 3, 2004
  589 - May 28, 2004         654 - September 2, 2004     719 - December 6, 2004
  590 - June 1, 2004         655 - September 3, 2004     720 - December 7, 2004
  591 - June 2, 2004         656 - September 7, 2004     721 - December 8, 2004
  592 - June 3, 2004         657 - September 8, 2004     722 - December 9, 2004
  593 - June 4, 2004         658 - September 9, 2004     723 - December 10, 2004
  594 - June 7, 2004         659 - September 10, 2004    724 - December 13, 2004
  595 - June 8, 2004         660 - September 13, 2004    725 - December 14, 2004
  596 - June 9, 2004         661 - September 14, 2004    726 - December 15, 2004
  597 - June 10, 2004        662 - September 15, 2004    727 - December 16, 2004
  598 - June 14, 2004        663 - September 16, 2004    728 - December 17, 2004
  599 - June 15, 2004        664 - September 17, 2004    729 - December 20, 2004
  600 - June 16, 2004        665 - September 20, 2004    730 - December 21, 2004
  601 - June 17, 2004        666 - September 21, 2004    731 - December 22, 2004
  602 - June 18, 2004        667 - September 22, 2004    732 - December 23, 2004
  603 - June 21, 2004        668 - September 23, 2004    733 - December 27, 2004
  604 - June 22, 2004        669 - September 24, 2004    734 - December 28, 2004
  605 - June 23, 2004        670 - September 27, 2004    735 - December 29, 2004
  606 - June 24, 2004        671 - September 28, 2004    736 - December 30, 2004
  607 - June 25, 2004        672 - September 29, 2004    737 - December 31, 2004
  608 - June 28, 2004        673 - September 30, 2004    738 - January 3, 2005
  609 - June 29, 2004        674 - October 1, 2004       739 - January 4, 2005
  610 - July 1, 2004         675 - October 4, 2004       740 - January 5, 2005
  611 - July 2, 2004         676 - October 5, 2004       741 - January 6, 2005
  612 - July 6, 2004         677 - October 6, 2004       742 - January 7, 2005
  613 - July 7, 2004         678 - October 7, 2004       743 - January 10, 2005
  614 - July 8, 2004         679 - October 8, 2004       744 - January 11, 2005
  615 - July 9, 2004         680 - October 11, 2004      745 - January 12, 2005
  616 - July 12, 2004        681 - October 12, 2004      746 - January 13, 2005
  617 - July 13, 2004        682 - October 13, 2004      747 - January 14, 2005
  618 - July 14, 2004        683 - October 14, 2004      748 - January 18, 2005
  619 - July 15, 2004        684 - October 15, 2004      749 - January 19, 2005
  620 - July 16, 2004        685 - October 18, 2004      750 - January 20, 2005
  621 - July 19, 2004        686 - October 19, 2004      751 - January 21, 2005
  622 - July 20, 2004        687 - October 20, 2004      752 - January 24, 2005
  623 - July 21, 2004        688 - October 21, 2004      753 - January 25, 2005
  624 - July 22, 2004        689 - October 22, 2004      754 - January 26, 2005
  625 - July 23, 2004        690 - October 25, 2004      755 - January 27, 2005
  626 - July 26, 2004        691 - October 26, 2004      756 - January 28, 2005
  627 - July 27, 2004        692 - October 27, 2004      757 - January 31, 2005
  628 - July 28, 2004        693 - October 28, 2004      758 - February 1, 2005
  629 - July 29, 2004        694 - October 29, 2004      759 - February 2, 2005
  630 - July 30, 2004        695 - November 1, 2004      760 - February 3, 2005
  631 - August 2, 2004       696 - November 2, 2004      761 - February 4, 2005
  632 - August 3, 2004       697 - November 3, 2004      762 - February 7, 2005
  633 - August 4, 2004       698 - November 4, 2004      763 - February 8, 2005
  634 - August 5, 2004       699 - November 5, 2004      764 - February 9, 2005
  635 - August 6, 2004       700 - November 8, 2004      765 - February 10, 2005
  636 - August 9, 2004       701 - November 9, 2004      766 - February 11, 2005
  637 - August 10, 2004      702 - November 10, 2004     767 - February 14, 2005
  638 - August 11, 2004      703 - November 11, 2004     768 - February 15, 2005
  639 - August 12, 2004      704 - November 12, 2004     769 - February 16, 2005
  640 - August 13, 2004      705 - November 15, 2004     770 - February 17, 2005
  641 - August 16, 2004      706 - November 16, 2004     771 - February 18, 2005
  642 - August 17, 2004      707 - November 17, 2004     772 - February 22, 2005
  643 - August 18, 2004      708 - November 18, 2004     773 - February 23, 2005
  644 - August 19, 2004      709 - November 19, 2004     774 - February 24, 2005
  645 - August 20, 2004      710 - November 22, 2004     775 - February 25, 2005
  646 - August 23, 2004      711 - November 23, 2004     776 - February 28, 2005
  647 - August 24, 2004      712 - November 24, 2004     777 - March 1, 2005
  648 - August 25, 2004      713 - November 26, 2004     778 - March 2, 2005
  649 - August 26, 2004      714 - November 29, 2004     779 - March 3, 2005
  650 - August 27, 2004      715 - November 30, 2004     780 - March 4, 2005

  781 - March 7, 2005       846 - June 9, 2005         911 - September 13, 2005
  782 - March 8, 2005       847 - June 10, 2005        912 - September 14, 2005
  783 - March 9, 2005       848 - June 13, 2005        913 - September 15, 2005
  784 - March 10, 2005      849 - June 14, 2005        914 - September 16, 2005
  785 - March 11, 2005      850 - June 15, 2005        915 - September 19, 2005
  786 - March 14, 2005      851 - June 16, 2005        916 - September 21, 2005
  787 - March 15, 2005      852 - June 17, 2005        917 - September 22, 2005
  788 - March 16, 2005      853 - June 20, 2005        918 - September 23, 2005
  789 - March 17, 2005      854 - June 21, 2005        919 - September 26, 2005
  790 - March 18, 2005      855 - June 22, 2005        920 - September 27, 2005
  791 - March 21, 2005      856 - June 23, 2005        921 - September 29, 2005
  792 - March 22, 2005      857 - June 24, 2005        922 - September 30, 2005
  793 - March 23, 2005      858 - June 27, 2005        923 - October 3, 2005
  794 - March 24, 2005      859 - June 28, 2005        924 - October 4, 2005
  795 - March 28, 2005      860 - June 29, 2005        925 - October 5, 2005
  796 - March 29, 2005      861 - June 30, 2005        926 - October 6, 2005
  797 - March 30, 2005      862 - July 1, 2005         927 - October 7, 2005
  798 - March 31, 2005      863 - July 5, 2005         928 - October 10, 2005
  799 - April 1, 2005       864 - July 6, 2005         929 - October 11, 2005
  800 - April 4, 2005       865 - July 7, 2005         930 - October 12, 2005
  801 - April 5, 2005       866 - July 8, 2005         931 - October 13, 2005
  802 - April 6, 2005       867 - July 11, 2005        932 - October 14, 2005
  803 - April 7, 2005       868 - July 12, 2005        933 - October 17, 2005
  804 - April 8, 2005       869 - July 13, 2005        934 - October 18, 2005
  805 - April 11, 2005      870 - July 14, 2005        935 - October 19, 2005
  806 - April 12, 2005      871 - July 15, 2005        936 - October 20, 2005
  807 - April 13, 2005      872 - July 18, 2005        937 - October 21, 2005
  808 - April 14, 2005      873 - July 19, 2005        938 - October 24, 2005
  809 - April 15, 2005      874 - July 20, 2005        939 - October 25, 2005
  810 - April 18, 2005      875 - July 21, 2005        940 - October 26, 2005
  811 - April 19, 2005      876 - July 22, 2005        941 - October 27, 2005
  812 - April 20, 2005      877 - July 25, 2005        942 - October 28, 2005
  813 - April 21, 2005      878 - July 26, 2005        943 - October 31, 2005
  814 - April 22, 2005      879 - July 27, 2005        944 - November 1, 2005
  815 - April 25, 2005      880 - July 28, 2005        945 - November 2, 2005
  816 - April 26, 2005      881 - July 29, 2005        946 - November 3, 2005
  817 - April 27, 2005      882 - August 1, 2005       947 - November 4, 2005
  818 - April 28, 2005      883 - August 2, 2005       948 - November 7, 2005
  819 - April 29, 2005      884 - August 3, 2005       949 - November 8, 2005
  820 - May 2, 2005         885 - August 4, 2005       950 - November 9, 2005
  821 - May 3, 2005         886 - August 5, 2005       951 - November 10, 2005
  822 - May 4, 2005         887 - August 8, 2005       952 - November 11, 2005
  823 - May 5, 2005         888 - August 9, 2005       953 - November 14, 2005
  824 - May 6, 2005         889 - August 10, 2005      954 - November 15, 2005
  825 - May 9, 2005         890 - August 11, 2005      955 - November 16, 2005
  826 - May 10, 2005        891 - August 12, 2005      956 - November 17, 2005
  827 - May 11, 2005        892 - August 15, 2005      957 - November 18, 2005
  828 - May 12, 2005        893 - August 16, 2005      958 - November 21, 2005
  829 - May 13, 2005        894 - August 17, 2005      959 - November 22, 2005
  830 - May 16, 2005        895 - August 18, 2005      960 - November 23, 2005
  831 - May 17, 2005        896 - August 19, 2005      961 - November 25, 2005
  832 - May 18, 2005        897 - August 22, 2005      962 - November 28, 2005
  833 - May 19, 2005        898 - August 24, 2005      963 - November 29, 2005
  834 - May 20, 2005        899 - August 25, 2005      964 - November 30, 2005
  835 - May 23, 2005        900 - August 26, 2005      965 - December 1, 2005
  836 - May 24, 2005        901 - August 29, 2005      966 - December 2, 2005
  837 - May 25, 2005        902 - August 30, 2005      967 - December 5, 2005
  838 - May 26, 2005        903 - August 31, 2005      968 - December 6, 2005
  839 - May 27, 2005        904 - September 1, 2005    969 - December 7, 2005
  840 - May 31, 2005        905 - September 2, 2005    970 - December 9, 2005
  841 - June 1, 2005        906 - September 6, 2005    971 - December 12, 2005
  842 - June 2, 2005        907 - September 7, 2005    972 - December 13, 2005
  843 - June 3, 2005        908 - September 8, 2005    973 - December 14, 2005
  844 - June 6, 2005        909 - September 9, 2005    974 - December 16, 2005
  845 - June 8, 2005        910 - September 12, 2005   975 - December 19, 2005

  976 - December 20, 2005  1041 - March 30, 2006    1106 - July 6, 2006
  977 - December 21, 2005  1042 - March 31, 2006    1107 - July 7, 2006
  978 - December 22, 2005  1043 - April 3, 2006     1108 - July 10, 2006
  979 - December 23, 2005  1044 - April 4, 2006     1109 - July 11, 2006
  980 - December 27, 2005  1045 - April 5, 2006     1110 - July 12, 2006
  981 - December 28, 2005  1046 - April 6, 2006     1111 - July 13, 2006
  982 - December 29, 2005  1047 - April 7, 2006     1112 - July 14, 2006
  983 - December 30, 2005  1048 - April 10, 2006    1113 - July 17, 2006
  984 - January 3, 2006    1049 - April 11, 2006    1114 - July 18, 2006
  985 - January 5, 2006    1050 - April 13, 2006    1115 - July 19, 2006
  986 - January 6, 2006    1051 - April 17, 2006    1116 - July 20, 2006
  987 - January 9, 2006    1052 - April 18, 2006    1117 - July 21, 2006
  988 - January 10, 2006   1053 - April 19, 2006    1118 - July 24, 2006
  989 - January 11, 2006   1054 - April 20, 2006    1119 - July 25, 2006
  990 - January 12, 2006   1055 - April 21, 2006    1120 - July 26, 2006
  991 - January 13, 2006   1056 - April 24, 2006    1121 - July 27, 2006
  992 - January 17, 2006   1057 - April 25, 2006    1122 - July 28, 2006
  993 - January 18, 2006   1058 - April 27, 2006    1123 - July 31, 2006
  994 - January 19, 2006   1059 - April 28, 2006    1124 - August 1, 2006
  995 - January 20, 2006   1060 - May 1, 2006       1125 - August 2, 2006
  996 - January 23, 2006   1061 - May 2, 2006       1126 - August 3, 2006
  997 - January 24, 2006   1062 - May 3, 2006       1127 - August 4, 2006
  998 - January 25, 2006   1063 - May 4, 2006       1128 - August 7, 2006
  999 - January 26, 2006   1064 - May 5, 2006       1129 - August 8, 2006
 1000 - January 27, 2006   1065 - May 8, 2006       1130 - August 9, 2006
 1001 - January 30, 2006   1066 - May 9, 2006       1131 - August 10, 2006
 1002 - January 31, 2006   1067 - May 10, 2006      1132 - August 11, 2006
 1003 - February 1, 2006   1068 - May 11, 2006      1133 - August 14, 2006
 1004 - February 2, 2006   1069 - May 12, 2006      1134 - August 15, 2006
 1005 - February 3, 2006   1070 - May 15, 2006      1135 - August 16, 2006
 1006 - February 6, 2006   1071 - May 16, 2006      1136 - August 17, 2006
 1007 - February 7, 2006   1072 - May 17, 2006      1137 - August 18, 2006
 1008 - February 8, 2006   1073 - May 18, 2006      1138 - August 21, 2006
 1009 - February 9, 2006   1074 - May 19, 2006      1139 - August 22, 2006
 1010 - February 10, 2006  1075 - May 22, 2006      1140 - August 23, 2006
 1011 - February 13, 2006  1076 - May 23, 2006      1141 - August 24, 2006
 1012 - February 14, 2006  1077 - May 24, 2006      1142 - August 25, 2006
 1013 - February 15, 2006  1078 - May 25, 2006      1143 - August 28, 2006
 1014 - February 16, 2006  1079 - May 26, 2006      1144 - August 29, 2006
 1015 - February 17, 2006  1080 - May 30, 2006      1145 - August 30, 2006
 1016 - February 21, 2006  1081 - May 31, 2006      1146 - August 31, 2006
 1017 - February 22, 2006  1082 - June 1, 2006      1147 - September 1, 2006
 1018 - February 23, 2006  1083 - June 2, 2006      1148 - September 5, 2006
 1019 - February 24, 2006  1084 - June 5, 2006      1149 - September 6, 2006
 1020 - February 27, 2006  1085 - June 6, 2006      1150 - September 7, 2006
 1021 - February 28, 2006  1086 - June 7, 2006      1151 - September 11, 2006
 1022 - March 1, 2006      1087 - June 8, 2006      1152 - September 12, 2006
 1023 - March 2, 2006      1088 - June 9, 2006      1153 - September 13, 2006
 1024 - March 3, 2006      1089 - June 12, 2006     1154 - September 14, 2006
 1025 - March 6, 2006      1090 - June 13, 2006     1155 - September 15, 2006
 1026 - March 7, 2006      1091 - June 14, 2006     1156 - September 18, 2006
 1027 - March 8, 2006      1092 - June 15, 2006     1157 - September 19, 2006
 1028 - March 9, 2006      1093 - June 16, 2006     1158 - September 20, 2006
 1029 - March 10, 2006     1094 - June 19, 2006     1159 - September 21, 2006
 1030 - March 13, 2006     1095 - June 20, 2006     1160 - September 22, 2006
 1031 - March 16, 2006     1096 - June 21, 2006     1161 - September 25, 2006
 1032 - March 17, 2006     1097 - June 22, 2006     1162 - September 26, 2006
 1033 - March 20, 2006     1098 - June 23, 2006     1163 - September 27, 2006
 1034 - March 21, 2006     1099 - June 26, 2006     1164 - September 28, 2006
 1035 - March 22, 2006     1100 - June 27, 2006     1165 - September 29, 2006
 1036 - March 23, 2006     1101 - June 28, 2006     1166 - October 2, 2006
 1037 - March 24, 2006     1102 - June 29, 2006     1167 - October 3, 2006
 1038 - March 27, 2006     1103 - June 30, 2006     1168 - October 4, 2006
 1039 - March 28, 2006     1104 - July 3, 2006      1169 - October 5, 2006
 1040 - March 29, 2006     1105 - July 5, 2006      1170 - October 6, 2006

 1171 - October 9, 2006      1236 - January 22, 2007    1301 - April 25, 2007
 1172 - October 10, 2006     1237 - January 23, 2007    1302 - April 26, 2007
 1173 - October 11, 2006     1238 - January 24, 2007    1303 - April 27, 2007
 1174 - October 12, 2006     1239 - January 25, 2007    1304 - April 30, 2007
 1175 - October 13, 2006     1240 - January 26, 2007    1305 - May 1, 2007
 1176 - October 16, 2006     1241 - January 29, 2007    1306 - May 2, 2007
 1177 - October 17, 2006     1242 - January 30, 2007    1307 - May 3, 2007
 1178 - October 18, 2006     1243 - January 31, 2007    1308 - May 4, 2007
 1179 - October 19, 2006     1244 - February 1, 2007    1309 - May 7, 2007
 1180 - October 20, 2006     1245 - February 2, 2007    1310 - May 8, 2007
 1181 - October 23, 2006     1246 - February 5, 2007    1311 - May 9, 2007
 1182 - October 24, 2006     1247 - February 6, 2007    1312 - May 10, 2007
 1183 - October 25, 2006     1248 - February 7, 2007    1313 - May 11, 2007
 1184 - October 26, 2006     1249 - February 8, 2007    1314 - May 14, 2007
 1185 - October 27, 2006     1250 - February 9, 2007    1315 - May 15, 2007
 1186 - October 31, 2006     1251 - February 12, 2007   1316 - May 16, 2007
 1187 - November 1, 2006     1252 - February 13, 2007   1317 - May 17, 2007
 1188 - November 2, 2006     1253 - February 14, 2007   1318 - May 18, 2007
 1189 - November 3, 2006     1254 - February 15, 2007   1319 - May 21, 2007
 1190 - November 6, 2006     1255 - February 16, 2007   1320 - May 22, 2007
 1191 - November 7, 2006     1256 - February 20, 2007   1321 - May 23, 2007
 1192 - November 8, 2006     1257 - February 21, 2007   1322 - May 24, 2007
 1193 - November 10, 2006    1258 - February 22, 2007   1323 - May 25, 2007
 1194 - November 13, 2006    1259 - February 23, 2007   1324 - May 29, 2007
 1195 - November 14, 2006    1260 - February 26, 2007   1325 - May 30, 2007
 1196 - November 15, 2006    1261 - February 27, 2007   1326 - May 31, 2007
 1197 - November 16, 2006    1262 - February 28, 2007   1327 - June 1, 2007
 1198 - November 17, 2006    1263 - March 1, 2007       1328 - June 4, 2007
 1199 - November 20, 2006    1264 - March 2, 2007       1329 - June 5, 2007
 1200 - November 21, 2006    1265 - March 5, 2007       1330 - June 6, 2007
 1201 - November 22, 2006    1266 - March 6, 2007       1331 - June 7, 2007
 1202 - November 24, 2006    1267 - March 7, 2007       1332 - June 8, 2007
 1203 - November 27, 2006    1268 - March 8, 2007       1333 - June 11, 2007
 1204 - November 28, 2006    1269 - March 9, 2007       1334 - June 12, 2007
 1205 - November 29, 2006    1270 - March 12, 2007      1335 - June 13, 2007
 1206 - November 30, 2006    1271 - March 13, 2007      1336 - June 14, 2007
 1207 - December 1, 2006     1272 - March 14, 2007      1337 - June 15, 2007
 1208 - December 4, 2006     1273 - March 15, 2007      1338 - June 18, 2007
 1209 - December 5, 2006     1274 - March 16, 2007      1339 - June 19, 2007
 1210 - December 6, 2006     1275 - March 19, 2007      1340 - June 20, 2007
 1211 - December 7, 2006     1276 - March 20, 2007      1341 - June 21, 2007
 1212 - December 11, 2006    1277 - March 21, 2007      1342 - June 22, 2007
 1213 - December 12, 2006    1278 - March 22, 2007      1343 - June 25, 2007
 1214 - December 13, 2006    1279 - March 23, 2007      1344 - June 26, 2007
 1215 - December 14, 2006    1280 - March 26, 2007      1345 - June 27, 2007
 1216 - December 18, 2006    1281 - March 27, 2007      1346 - June 28, 2007
 1217 - December 20, 2006    1282 - March 28, 2007      1347 - June 29, 2007
 1218 - December 21, 2006    1283 - March 29, 2007      1348 - July 2, 2007
 1219 - December 22, 2006    1284 - March 30, 2007      1349 - July 3, 2007
 1220 - December 26, 2006    1285 - April 2, 2007       1350 - July 5, 2007
 1221 - December 27, 2006    1286 - April 3, 2007       1351 - July 6, 2007
 1222 - December 28, 2006    1287 - April 4, 2007       1352 - July 9, 2007
 1223 - December 29, 2006    1288 - April 5, 2007       1353 - July 10, 2007
 1224 - January 3, 2007      1289 - April 9, 2007       1354 - July 11, 2007
 1225 - January 4, 2007      1290 - April 10, 2007      1355 - July 12, 2007
 1226 - January 5, 2007      1291 - April 11, 2007      1356 - July 13, 2007
 1227 - January 8, 2007      1292 - April 12, 2007      1357 - July 16, 2007
 1228 - January 9, 2007      1293 - April 13, 2007      1358 - July 17, 2007
 1229 - January 10, 2007     1294 - April 16, 2007      1359 - July 18, 2007
 1230 - January 11, 2007     1295 - April 17, 2007      1360 - July 19, 2007
 1231 - January 12, 2007     1296 - April 18, 2007      1361 - July 20, 2007
 1232 - January 16, 2007     1297 - April 19, 2007      1362 - July 23, 2007
 1233 - January 17, 2007     1298 - April 20, 2007      1363 - July 24, 2007
 1234 - January 18, 2007     1299 - April 23, 2007      1364 - July 25, 2007
 1235 - January 19, 2007     1300 - April 24, 2007      1365 - July 26, 2007

 1366 - July 27, 2007         1431 -October 31, 2007    1735 - February 07, 2008
 1367 - July 30, 2007         1432 -November 1, 2007    1736 - February 08, 2008
 1368 - July 31, 2007         1433 -November 2, 2007    1737 - February 11, 2008
 1369 - August 1, 2007        1434 -November 5, 2007    1738 - February 12, 2008
 1370 - August 2, 2007        1435 -November 6, 2007    1739 - February 13, 2008
 1371 - August 3, 2007        1436 -November 8, 2007    1740 - February 14, 2008
 1372 - August 6, 2007        1437 -November 9, 2007    1741 - February 15, 2008
 1373 - August 7, 2007        1438 -November 12, 2007   1742 - February 19, 2008
 1374 - August 8, 2007        1439 -November 13, 2007   1743 - February 20, 2008
 1375 - August 9, 2007        1440 -November 14, 2007   1744 - February 21, 2008
 1376 - August 10, 2007       1441 -November 15, 2007   1745 - February 22, 2008
 1377 - August 13, 2007       1442 -November 16, 2007   1746 - February 25, 2008
 1378 - August 14, 2007       1443 -November 19, 2007   1747 - February 26, 2008
 1379 - August 15, 2007       1444 -November 20, 2007   1748 - February 27, 2008
 1380 - August 16, 2007       1445 -November 21, 2007   1749 - February 28, 2008
 1381 - August 17, 2007       1446 -November 23, 2007   1750 - February 29, 2008
 1382 - August 20, 2007       1447 -November 26, 2007   1751 - March 03, 2008
 1383 - August 21, 2007       1448 -November 27, 2007   1752 - March 04, 2008
 1384 - August 23, 2007       1449 -November 28, 2007   1753 - March 05, 2008
 1385 - August 24, 2007       1450 -November 30, 2007   1754 - March 06, 2008
 1386 - August 27, 2007       1451 -December 3, 2007    1755 - March 07, 2008
 1387 - August 28, 2007       1452 -December 4, 2007    1756 - March 10, 2008
 1388 - August 29, 2007       1453 -December 5, 2007    1757 - March 11, 2008
 1389 - August 30, 2007       1454 -December 6, 2007    1758 - March 12, 2008
 1390 - August 31, 2007       1455 -December 7, 2007    1759 - March 13, 2008
 1391 - September 4, 2007     1456 -December 10, 2007   1760 - March 14, 2008
 1392 - September 5, 2007     1457 -December 11, 2007   1761 - March 17, 2008
 1393 - September 6, 2007     1458 -December 12, 2007   1762 - March 18, 2008
 1394 - September 7, 2007     1459 -December 13, 2007   1763 - March 19, 2008
 1395 - September 10, 2007    1460 -December 14, 2007   1764 - March 20, 2008
 1396 - September 11, 2007    1461 -December 17, 2007   1765 - March 24, 2008
 1397 - September 12, 2007    1462 -December 18, 2007   1766 - March 25, 2008
 1398 - September 13, 2007    1463 -December 19, 2007   1767 - March 26, 2008
 1399 - September 14, 2007    1464 -December 20, 2007   1768 - March 27, 2008
 1400 - September 17, 2007    1465 -December 21, 2007   1769 - March 28, 2008
 1401 - September 18, 2007    1466 -December 24, 2007   1770 - March 31, 2008
 1402 - September 19, 2007    1467 -December 26, 2007   1771 - April 01, 2008
 1403 - September 20, 2007    1468 -December 27, 2007   1772 - April 02, 2008
 1404 - September 21, 2007    1469 -December 28, 2007   1773 - April 03, 2008
 1405 - September 24, 2007    1470 -December 31, 2007   1774 - April 04, 2008
 1406 - September 25, 2007    1710 -January 02, 2008    1775 - April 07, 2008
 1407 - September 26, 2007    1711 -January 03, 2008    1776 - April 08, 2008
 1408 - September 28, 2007    1712 -January 04, 2008    1777 - April 09, 2008
 1409 - October 1, 2007       1713 -January 07, 2008    1778 - April 10, 2008
 1410 - October 2, 2007       1714 -January 08, 2008    1779 - April 11, 2008
 1411 - October 3, 2007       1715 -January 09, 2008    1780 - April 14, 2008
 1412 - October 4, 2007       1716 -January 10, 2008    1781 - April 15, 2008
 1413 - October 5, 2007       1717 -January 11, 2008    1782 - April 16, 2008
 1414 - October 8, 2007       1718 -January 14, 2008    1783 - April 17, 2008
 1415 - October 9, 2007       1719 -January 15, 2008    1784 - April 18, 2008
 1416 - October 10, 2007      1720 -January 16, 2008    1785 - April 21, 2008
 1417 - October 11, 2007      1721 -January 17, 2008    1786 - April 22, 2008
 1418 - October 12, 2007      1722 -January 18, 2008    1787 - April 23, 2008
 1419 - October 15, 2007      1723 -January 22, 2008    1788 - April 24, 2008
 1420 - October 16, 2007      1724 -January 23, 2008    1789 - April 25, 2008
 1421 - October 17, 2007      1725 -January 24, 2008    1790 - April 28, 2008
 1422 - October 18, 2007      1726 -January 25, 2008    1791 - April 29, 2008
 1423 - October 19, 2007      1727 -January 28, 2008    1792 - April 30, 2008
 1424 - October 22, 2007      1728 -January 29, 2008    1793 - May 01, 2008
 1425 - October 23, 2007      1729 -January 30, 2008    1794 - May 02, 2008
 1426 - October 24, 2007      1730 -January 31, 2008    1795 - May 05, 2008
 1427 - October 25, 2007      1731 -February 01, 2008   1796 - May 06, 2008
 1428 - October 26, 2007      1732 -February 04, 2008   1797 - May 07, 2008
 1429 - October 29, 2007      1733 -February 05, 2008   1798 - May 08, 2008
 1430 - October 30, 2007      1734 -February 06, 2008   1799 - May 09, 2008

  1800 - May 12, 2008        1865 - August 15, 2008     1930 - November 20, 2008
 1801 - May 13, 2008        1866 - August 18, 2008      1931 - November 21, 2008
 1802 - May 14, 2008        1867 - August 19, 2008      1932 - November 24, 2008
 1803 - May 15, 2008        1868 - August 20, 2008      1933 - November 25, 2008
 1804 - May 16, 2008        1869 - August 21, 2008      1934 - November 26, 2008
 1805 - May 19, 2008        1870 - August 22, 2008      1935 - December 01, 2008
 1806 - May 20, 2008        1871 - August 25, 2008      1936 - December 02, 2008
 1807 - May 21, 2008        1872 - August 26, 2008      1937 - December 04, 2008
 1808 - May 22, 2008        1873 - August 28, 2008      1938 - December 05, 2008
 1809 - May 23, 2008        1874 - August 29, 2008      1939 - December 08, 2008
 1810 - May 27, 2008        1875 - September 03, 2008   1940 - December 09, 2008
 1811 - May 28, 2008        1876 - September 04, 2008   1941 - December 10, 2008
 1812 - May 29, 2008        1877 - September 05, 2008   1942 - December 11, 2008
 1813 - May 30, 2008        1878 - September 08, 2008   1943 - December 12, 2008
 1814 - June 02, 2008       1879 - September 10, 2008   1944 - December 15, 2008
 1815 - June 03, 2008       1880 - September 11, 2008   1945 - December 16, 2008
 1816 - June 04, 2008       1881 - September 12, 2008   1946 - December 17, 2008
 1817 - June 05, 2008       1882 - September 15, 2008   1947 - December 19, 2008
 1818 - June 06, 2008       1883 - September 16, 2008   1948 - December 22, 2008
 1819 - June 09, 2008       1884 - September 17, 2008   1949 - December 23, 2008
 1820 - June 10, 2008       1885 - September 18, 2008   1950 - December 24, 2008
 1821 - June 11, 2008       1886 - September 19, 2008   1951 - December 26, 2008
 1822 - June 12, 2008       1887 - September 22, 2008   1952 - December 29, 2008
 1823 - June 13, 2008       1888 - September 23, 2008   1953 - December 31, 2008
 1824 - June 17, 2008       1889 - September 24, 2008
 1825 - June 18, 2008       1890 - September 25, 2008
 1826 - June 19, 2008       1891 - September 26, 2008
 1827 - June 20, 2008       1892 - September 29, 2008
 1828 - June 23, 2008       1893 - September 30, 2008
 1829 - June 24, 2008       1894 - October 01, 2008
 1830 - June 25, 2008       1895 - October 02, 2008
 1831 - June 26, 2008       1896 - October 03, 2008
 1832 - June 27, 2008       1897 - October 06, 2008
 1833 - June 30, 2008       1898 - October 07, 2008
 1834 - July 01, 2008       1899 - October 08, 2008
 1835 - July 02, 2008       1900 - October 09, 2008
 1836 - July 03, 2008       1901 - October 10, 2008
 1837 - July 07, 2008       1902 - October 13, 2008
 1838 - July 08, 2008       1903 - October 14, 2008
 1839 - July 09, 2008       1904 - October 15, 2008
 1840 - July 10, 2008       1905 - October 16, 2008
 1841 - July 11, 2008       1906 - October 17, 2008
 1842 - July 14, 2008       1907 - October 20, 2008
 1843 - July 15, 2008       1908 - October 21, 2008
 1844 - July 16, 2008       1909 - October 22, 2008
 1845 - July 17, 2008       1910 - October 23, 2008
 1846 - July 18, 2008       1911 - October 24, 2008
 1847 - July 21, 2008       1912 - October 27, 2008
 1848 - July 22, 2008       1913 - October 28, 2008
 1849 - July 23, 2008       1914 - October 29, 2008
 1850 - July 24, 2008       1915 - October 30, 2008
 1851 - July 25, 2008       1916 - October 31, 2008
 1852 - July 28, 2008       1917 - November 03, 2008
 1853 - July 29, 2008       1918 - November 04, 2008
 1854 - July 30, 2008       1919 - November 05, 2008
 1855 - July 31, 2008       1920 - November 06, 2008
 1856 - August 01, 2008     1921 - November 07, 2008
 1857 - August 04, 2008     1922 - November 10, 2008
 1858 - August 05, 2008     1923 - November 11, 2008
 1859 - August 06, 2008     1924 - November 12, 2008
 1860 - August 07, 2008     1925 - November 13, 2008
 1861 - August 11, 2008     1926 - November 14, 2008
 1862 - August 12, 2008     1927 - November 17, 2008
 1863 - August 13, 2008     1928 - November 18, 2008
 1864 - August 14, 2008     1929 - November 19, 2008

                       Jackson National Separate Account I

                                     [LOGO]

                              Financial Statements

                                December 31, 2008

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                          JNL/AIM                                              JNL/Capital
                                     JNL/AIM Global    International       JNL/AIM           JNL/AIM         Guardian Global
                                       Real Estate        Growth          Large Cap          Small Cap          Balanced
                                        Portfolio         Portfolio    Growth Portfolio   Growth Portfolio      Portfolio
                                     --------------   --------------   ----------------   ----------------   ---------------
Assets
Investments, at value (a)            $  112,538,812   $  108,749,870   $    127,034,559   $     37,619,933   $   173,338,524
Receivables:
   Investment securities sold               194,643          142,871            153,925             39,675           260,087
   Sub-account units sold                   237,661           43,395            484,547            109,418            79,958
                                     --------------   --------------   ----------------   ----------------   ---------------
Total assets                            112,971,116      108,936,136        127,673,031         37,769,026       173,678,569
                                     --------------   --------------   ----------------   ----------------   ---------------

Liabilities
Payables:
   Investment securities purchased          237,661           43,395            484,547            109,418            79,958
   Sub-account units redeemed               189,428          137,980            148,178             37,988           252,348
   Insurance fees due to Jackson              5,215            4,891              5,747              1,687             7,739
                                     --------------   --------------   ----------------   ----------------   ---------------
Total liabilities                           432,304          186,266            638,472            149,093           340,045
                                     --------------   --------------   ----------------   ----------------   ---------------
Net assets (Note 6)                  $  112,538,812   $  108,749,870   $    127,034,559   $     37,619,933   $   173,338,524
----------------------------------   ==============   ==============   ================   ================   ===============

(a) Investment shares                    19,436,755       15,806,667         14,652,198          5,015,991        23,583,473
    Investments at cost              $  203,797,293   $  184,203,656   $    184,525,236   $     60,855,075   $   244,421,383

                                         JNL/Capital         JNL/Capital         JNL/Capital     JNL/Credit Suisse        JNL/
                                      Guardian Global         Guardian           Guardian U.S.    Global Natural      Credit Suisse
                                        Diversified       International Small    Growth Equity       Resources         Long/Short
                                     Research Portfolio     Cap Portfolio          Portfolio         Portfolio          Portfolio
                                     ------------------   -------------------   --------------   -----------------   --------------
Assets
Investments, at value (a)            $      120,056,205   $        15,040,264   $  123,759,835   $     175,642,940   $   40,232,681
Receivables:
   Investment securities sold                   175,596                13,227           90,133             284,704           57,690
   Sub-account units sold                       234,313                32,580          101,045             277,079          160,679
                                     ------------------   -------------------   --------------   -----------------   --------------
Total assets                                120,466,114            15,086,071      123,951,013         176,204,723       40,451,050
                                     ------------------   -------------------   --------------   -----------------   --------------

Liabilities
Payables:
   Investment securities purchased              234,313                32,580          101,045             277,079          160,679
   Sub-account units redeemed                   170,455                12,545           84,874             276,538           55,809
   Insurance fees due to Jackson                  5,141                   682            5,259               8,166            1,881
                                     ------------------   -------------------   --------------   -----------------   --------------
Total liabilities                               409,909                45,807          191,178             561,783          218,369
                                     ------------------   -------------------   --------------   -----------------   --------------
Net assets (Note 6)                  $      120,056,205   $        15,040,264   $  123,759,835   $     175,642,940   $   40,232,681
----------------------------------   ==================   ===================   ==============   =================   ==============

(a) Investment shares                         7,826,350             3,312,833        8,839,988          27,791,604        6,584,727
    Investments at cost              $      175,010,665   $        21,868,529   $  179,773,207   $     305,717,465   $   51,039,506

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                                               JNL/Franklin
                                           JNL/Eagle        JNL/Eagle        JNL/Franklin       Templeton       JNL/Franklin
                                          Core Equity   SmallCap Equity   Templeton Founding   Global Growth      Templeton
                                           Portfolio        Portfolio     Strategy Portfolio     Portfolio     Income Portfolio
                                         ------------   ---------------   ------------------   -------------   ----------------
Assets
Investments, at value (a)                $ 37,395,642   $   107,791,438   $      552,969,807   $  34,779,687   $    214,039,597
Receivables:
   Investment securities sold                  38,372           142,567            1,068,368          45,692            462,176
   Sub-account units sold                     139,668           305,693              727,387         110,430            180,165
                                         ------------   ---------------   ------------------   -------------   ----------------
Total assets                               37,573,682       108,239,698          554,765,562      34,935,809        214,681,938
                                         ------------   ---------------   ------------------   -------------   ----------------

Liabilities
Payables:
   Investment securities purchased            139,668           305,693              727,387         110,430            180,165
   Sub-account units redeemed                  36,774           137,737            1,043,032          44,120            452,498
   Insurance fees due to Jackson                1,598             4,830               25,336           1,572              9,678
                                         ------------   ---------------   ------------------   -------------   ----------------
Total liabilities                             178,040           448,260            1,795,755         156,122            642,341
                                         ------------   ---------------   ------------------   -------------   ----------------
Net assets (Note 6)                      $ 37,395,642   $   107,791,438   $      552,969,807   $  34,779,687   $    214,039,597
--------------------------------         ============   ===============   ==================   =============   ================

(a) Investment shares                       7,539,444         9,042,906           87,495,223       5,865,040         28,963,410
    Investments at cost                  $ 75,457,653   $   171,121,482   $      831,825,197   $  54,049,489   $    294,946,761

                                                         JNL/Franklin             JNL/          JNL/Goldman          JNL/
                                      JNL/Franklin         Templeton          Goldman Sachs   Sachs Emerging     Goldman Sachs
                                   Templeton Mutual        Small Cap            Core Plus      Markets Debt         Mid Cap
                                    Shares Portfolio    Value Portfolio      Bond Portfolio      Portfolio      Value Portfolio
                                   -----------------   -----------------    ---------------   --------------   ----------------
Assets
Investments, at value (a)          $      60,997,592   $      57,615,127    $   276,385,247   $    8,742,623   $     64,798,851
Receivables:
   Investment securities sold                 74,677             228,369            502,330           10,958            380,678
   Sub-account units sold                    139,913             131,455          1,760,480           60,205             97,573
                                   -----------------   -----------------    ---------------   --------------   ----------------
Total assets                              61,212,182          57,974,951        278,648,057        8,813,786         65,277,102
                                   -----------------   -----------------    ---------------   --------------   ----------------

Liabilities
Payables:
   Investment securities                     139,913             131,455          1,760,480           60,205             97,573
     purchased
   Sub-account units redeemed                 71,860             225,748            490,009           10,589            377,725
   Insurance fees due to Jackson               2,817               2,621             12,321              369              2,953
                                   -----------------   -----------------    ---------------   --------------   ----------------
Total liabilities                            214,590             359,824          2,262,810           71,163            478,251
                                   -----------------   -----------------    ---------------   --------------   ----------------
Net assets (Note 6)                $      60,997,592   $      57,615,127    $   276,385,247   $    8,742,623   $     64,798,851
--------------------------------   =================   =================    ===============   ==============   ================

(a) Investment shares                      9,838,321           8,769,426         25,806,279          903,164          9,953,741
    Investments at cost            $      88,797,938   $      87,869,359    $   298,671,131   $    8,658,458   $   105,805,915

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                            JNL/                                                JNL/JPMorgan
                                       Goldman Sachs       JNL/JPMorgan      JNL/JPMorgan     U.S. Government        JNL/Lazard
                                       Short Duration     International      MidCap Growth     & Quality Bond   Emerging Markets
                                       Bond Portfolio    Value Portfolio       Portfolio         Portfolio         Portfolio
                                     ----------------   -----------------   --------------   ----------------   ----------------
Assets
Investments, at value (a)            $     87,243,862   $     187,536,202   $   64,780,497   $    448,359,641   $    148,734,173
Receivables:
   Investment securities sold                 309,086             256,080           41,068          4,454,399            229,474
   Sub-account units sold                     343,709             596,106          198,111          1,271,237          1,470,291
                                     ----------------   -----------------   --------------   ----------------   ----------------
Total assets                               87,896,657         188,388,388       65,019,676        454,085,277        150,433,938
                                     ----------------   -----------------   --------------   ----------------   ----------------

Liabilities
Payables:
   Investment securities purchased            343,709             596,106          198,111          1,271,237          1,470,291
   Sub-account units redeemed                 305,103             247,467           38,333          4,433,777            222,654
   Insurance fees due to Jackson                3,983               8,613            2,735             20,622              6,820
                                     ----------------   -----------------   --------------   ----------------   ----------------
Total liabilities                             652,795             852,186          239,179          5,725,636          1,699,765
                                     ----------------   -----------------   --------------   ----------------   ----------------
Net assets (Note 6)                  $     87,243,862   $     187,536,202   $   64,780,497   $    448,359,641   $    148,734,173
----------------------------------   ================   =================   ==============   ================   ================

(a) Investment shares                       9,320,925          32,786,049        5,809,910         36,600,787         25,294,927
    Investments at cost              $     94,624,122   $     342,182,345   $   98,489,019   $    435,604,565   $    264,850,596

                                        JNL/Lazard
                                          Mid Cap           JNL/Lazard          JNL/M&G          JNL/M&G          JNL/MCM
                                          Equity            Small Cap        Global Basics   Global Leaders       10 x 10
                                         Portfolio       Equity Portfolio      Portfolio        Portfolio        Portfolio
                                     ----------------   -----------------   --------------   --------------   --------------
Assets
Investments, at value (a)            $    110,320,795   $      60,108,378   $      552,316   $      366,424   $   88,276,078
Receivables:
   Investment securities sold                 135,935              90,375              123               41          309,067
   Sub-account units sold                      98,746              60,116            2,789               --            3,339
                                     ----------------   -----------------   --------------   --------------   --------------
Total assets                              110,555,476          60,258,869          555,228          366,465       88,588,484
                                     ----------------   -----------------   --------------   --------------   --------------

Liabilities
Payables:
   Investment securities purchased             98,746              60,116            2,789               --            3,339
   Sub-account units redeemed                 130,929              87,694              105               28          305,086
   Insurance fees due to Jackson                5,006               2,681               18               13            3,981
                                     ----------------   -----------------   --------------   --------------   --------------
Total liabilities                             234,681             150,491            2,912               41          312,406
                                     ----------------   -----------------   --------------   --------------   --------------
Net assets (Note 6)                  $    110,320,795   $      60,108,378   $      552,316   $      366,424   $   88,276,078
----------------------------------   ================   =================   ==============   ==============   ==============

(a) Investment shares                      16,176,070           9,821,630           65,596           43,883       14,261,079
    Investments at cost              $    201,344,275   $     107,531,205   $      537,677   $      343,645   $  122,234,167

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                           JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM
                                         JNL/MCM         Bond Index      Communications     Consumer Brands       Dow 10
                                       25 Portfolio       Portfolio     Sector Portfolio   Sector Portfolio      Portfolio
                                     ---------------   --------------   ----------------   ----------------   --------------
Assets
Investments, at value (a)            $   326,725,874   $  314,497,576   $     27,618,471   $     22,306,246   $  335,674,758
Receivables:
   Investment securities sold                832,051          977,326             48,498             23,659          627,876
   Sub-account units sold                     55,135          544,716              3,535             89,035          194,002
                                     ---------------   --------------   ----------------   ----------------   --------------
Total assets                             327,613,060      316,019,618         27,670,504         22,418,940      336,496,636
                                     ---------------   --------------   ----------------   ----------------   --------------

Liabilities
Payables:
   Investment securities purchased            55,135          544,716              3,535             89,035          194,002
   Sub-account units redeemed                817,284          962,837             47,190             22,626          612,801
   Insurance fees due to Jackson              14,767           14,489              1,308              1,033           15,075
                                     ---------------   --------------   ----------------   ----------------   --------------
Total liabilities                            887,186        1,522,042             52,033            112,694          821,878
                                     ---------------   --------------   ----------------   ----------------   --------------
Net assets (Note 6)                  $   326,725,874   $  314,497,576   $     27,618,471   $     22,306,246   $  335,674,758
----------------------------------   ===============   ==============   ================   ================   ==============

(a) Investment shares                     46,212,995       28,435,586         11,555,845          3,638,866       48,437,916
    Investments at cost              $   527,754,227   $  315,362,216   $     45,467,330   $     31,949,630   $  521,615,908

                                                           JNL/MCM
                                                           Enhanced
                                          JNL/MCM       S&P 500 Stock       JNL/MCM             JNL/MCM          JNL/MCM
                                       Dow Dividend         Index         European 30          Financial        Global 15
                                         Portfolio        Portfolio        Portfolio       Sector Portfolio     Portfolio
                                     ---------------   --------------   ----------------   ----------------   --------------
Assets
Investments, at value (a)            $   187,965,070   $   42,727,355   $        392,902   $     72,119,554   $  523,596,857
Receivables:
   Investment securities sold                380,787           35,786                244            111,275          973,230
   Sub-account units sold                    142,994          107,186              8,004            149,631          473,240
                                     ---------------   --------------   ----------------   ----------------   --------------
Total assets                             188,488,851       42,870,327            401,150         72,380,460      525,043,327
                                     ---------------   --------------   ----------------   ----------------   --------------

Liabilities
Payables:
   Investment securities purchased           142,994          107,186              8,004            149,631          473,240
   Sub-account units redeemed                372,171           33,868                226            107,858          949,515
   Insurance fees due to Jackson               8,616            1,918                 18              3,417           23,715
                                     ---------------   --------------   ----------------   ----------------   --------------
Total liabilities                            523,781          142,972              8,248            260,906        1,446,470
                                     ---------------   --------------   ----------------   ----------------   --------------
Net assets (Note 6)                  $   187,965,070   $   42,727,355   $        392,902   $     72,119,554   $  523,596,857
----------------------------------   ===============   ==============   ================   ================   ==============

(a) Investment shares                     34,872,926        9,601,653             45,739         13,160,503       46,459,348
    Investments at cost              $   354,477,718   $   66,437,114   $        375,416   $    119,737,202   $  761,240,876

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                            JNL/MCM
                                          JNL/MCM          JNL/MCM       International        JNL/MCM          JNL/MCM
                                         Healthcare        Index 5           Index             JNL 5        JNL Optimized
                                     Sector Portfolio     Portfolio        Portfolio         Portfolio        5 Portfolio
                                     ----------------   -------------   ---------------   ---------------   ---------------
Assets
Investments, at value (a)            $    118,315,363   $  56,122,504   $   296,336,432   $ 2,750,039,606   $   288,762,199
Receivables:
   Investment securities sold                 170,463          67,260           479,722         6,530,948           516,754
   Sub-account units sold                     210,921          20,987           650,511         1,593,329           212,768
                                     ----------------   -------------   ---------------   ---------------   ---------------
Total assets                              118,696,747      56,210,751       297,466,665     2,758,163,883       289,491,721
                                     ----------------   -------------   ---------------   ---------------   ---------------

Liabilities
Payables:
   Investment securities purchased            210,921          20,987           650,511         1,593,329           212,768
   Sub-account units redeemed                 165,055          64,768           466,187         6,406,088           503,631
   Insurance fees due to Jackson                5,408           2,492            13,535           124,860            13,123
                                     ----------------   -------------   ---------------   ---------------   ---------------
Total liabilities                             381,384          88,247         1,130,233         8,124,277           729,522
                                     ----------------   -------------   ---------------   ---------------   ---------------
Net assets (Note 6)                  $    118,315,363   $  56,122,504   $   296,336,432   $ 2,750,039,606   $   288,762,199
----------------------------------   ================   =============   ===============   ===============   ===============

(a) Investment shares                      12,415,043       8,217,058        31,491,651       435,822,442        48,777,398
    Investments at cost              $    149,927,977   $  70,660,293   $   454,788,992   $ 5,030,372,946   $   499,041,527

                                          JNL/MCM            JNL/MCM            JNL/MCM             JNL/MCM          JNL/MCM
                                         Nasdaq 25      NYSE International      Oil & Gas        Pacific Rim 30       S&P 10
                                         Portfolio         25 Portfolio      Sector Portfolio       Portfolio        Portfolio
                                     ----------------   ------------------   ----------------    --------------   --------------
Assets
Investments, at value (a)            $     52,148,087   $       50,699,836   $    303,558,910    $      489,459   $  319,741,251
Receivables:
   Investment securities sold                  88,017              150,201            747,962               296          663,883
   Sub-account units sold                      21,029               57,521            484,634             5,083          395,947
                                     ----------------   ------------------   ----------------    --------------   --------------
Total assets                               52,257,133           50,907,558        304,791,506           494,838      320,801,081
                                     ----------------   ------------------   ----------------    --------------   --------------

Liabilities
Payables:
   Investment securities purchased             21,029               57,521            484,634             5,083          395,947
   Sub-account units redeemed                  85,529              147,788            733,162               274          649,405
   Insurance fees due to Jackson                2,488                2,413             14,800                22           14,478
                                     ----------------   ------------------   ----------------    --------------   --------------
Total liabilities                             109,046              207,722          1,232,596             5,379        1,059,830
                                     ----------------   ------------------   ----------------    --------------   --------------
Net assets (Note 6)                  $     52,148,087   $       50,699,836   $    303,558,910    $      489,459   $  319,741,251
----------------------------------   ================   ==================   ================    ==============   ==============

(a) Investment shares                       7,114,337            9,005,299         14,843,956            50,985       38,992,835
    Investments at cost              $     77,517,905   $       83,672,828   $    441,223,651    $      454,225   $  512,630,462

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                              JNL/MCM
                                          JNL/MCM           JNL/MCM            S&P 500          JNL/MCM            JNL/MCM
                                           S&P 24        S&P 400 MidCap         Index           S&P SMid       Select Small-Cap
                                         Portfolio      Index Portfolio      Portfolio        60 Portfolio        Portfolio
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Assets
Investments, at value (a)            $     25,914,069   $   235,461,609    $   352,979,849   $    40,939,929   $    298,382,903
Receivables:
   Investment securities sold                  74,023           394,722            667,133           138,060            598,454
   Sub-account units sold                       9,720           410,574            606,484            45,443             93,984
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total assets                               25,997,812       236,266,905        354,253,466        41,123,432        299,075,341
                                     ----------------   ---------------    ---------------   ---------------   ----------------

Liabilities
Payables:
   Investment securities purchased              9,720           410,574            606,484            45,443             93,984
   Sub-account units redeemed                  72,783           383,858            650,845           136,063            585,035
   Insurance fees due to Jackson                1,240            10,864             16,288             1,997             13,419
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total liabilities                              83,743           805,296          1,273,617           183,503            692,438
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Net assets (Note 6)                  $     25,914,069   $   235,461,609    $   352,979,849   $    40,939,929   $    298,382,903
----------------------------------   ================   ===============    ===============   ===============   ================

(a) Investment shares                       3,520,933        28,820,270         46,814,304         6,998,278         32,084,183
    Investments at cost              $     32,555,009   $   374,000,824    $   494,581,493   $    54,947,857   $    559,283,031

                                         JNL/MCM           JNL/MCM                                                   JNL/
                                        Small Cap         Technology          JNL/MCM                            Oppenheimer
                                          Index             Sector          Value Line 30        JNL/MCM        Global Growth
                                        Portfolio         Portfolio           Portfolio       VIP Portfolio       Portfolio
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Assets
Investments, at value (a)            $    193,801,337   $    49,760,923    $   517,872,874   $   228,217,219   $    104,997,285
Receivables:
   Investment securities sold                 352,546            69,347          1,007,166           388,801            241,053
   Sub-account units sold                     418,741            91,635            533,543           117,880            119,562
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total assets                              194,572,624        49,921,905        519,413,583       228,723,900        105,357,900
                                     ----------------   ---------------    ---------------   ---------------   ----------------

Liabilities
Payables:
   Investment securities purchased            418,741            91,635            533,543           117,880            119,562
   Sub-account units redeemed                 343,613            66,997            983,219           378,323            236,363
   Insurance fees due to Jackson                8,933             2,350             23,947            10,478              4,690
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total liabilities                             771,287           160,982          1,540,709           506,681            360,615
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Net assets (Note 6)                  $    193,801,337   $    49,760,923    $   517,872,874   $   228,217,219   $    104,997,285
----------------------------------   ================   ===============    ===============   ===============   ================

(a) Investment shares                      24,285,882        12,629,676         54,975,889        45,102,217         14,999,612
    Investments at cost              $    303,071,277   $    80,240,364    $   834,702,183   $   428,683,671   $    176,927,750

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                                                                      JNL/
                                          JNL/PAM            JNL/PAM          JNL/PIMCO         JNL/PIMCO         PPM America
                                       Asia ex-Japan       China-India       Real Return       Total Return       Core Equity
                                         Portfolio          Portfolio         Portfolio       Bond Portfolio       Portfolio
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Assets
Investments, at value (a)            $      3,934,203   $    24,870,505    $   423,346,238   $   871,072,301   $     37,458,826
Receivables:
   Investment securities sold                  22,369            25,686            786,552         1,482,810            113,189
   Sub-account units sold                       2,499           617,590            265,655           770,009                700
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total assets                                3,959,071        25,513,781        424,398,445       873,325,120         37,572,715
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Liabilities
Payables:
   Investment securities purchased              2,499           617,590            265,655           770,009                700
   Sub-account units redeemed                  22,178            24,592            766,731         1,443,318            111,693
   Insurance fees due to Jackson                  191             1,094             19,821            39,492              1,496
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Total liabilities                              24,868           643,276          1,052,207         2,252,819            113,889
                                     ----------------   ---------------    ---------------   ---------------   ----------------
Net assets (Note 6)                  $      3,934,203   $    24,870,505    $   423,346,238   $   871,072,301   $     37,458,826
----------------------------------   ================   ===============    ===============   ===============   ================

(a) Investment shares                         819,626         5,879,552         41,915,469        78,687,651          3,006,326
    Investments at cost              $      4,775,622   $    33,067,308    $   474,066,776   $   940,831,663   $     58,343,246

                                           JNL/               JNL/               JNL/              JNL/                JNL/
                                        PPM America       PPM America        PPM America       PPM America      Red Rocks Listed
                                        High Yield       Mid Cap Value     Small Cap Value     Value Equity       Private Equity
                                      Bond Portfolio       Portfolio          Portfolio         Portfolio            Portfolio
                                     ----------------   ---------------    ---------------   ---------------   -----------------
Assets
Investments, at value (a)            $    172,415,363   $     3,372,961    $     4,762,511   $    55,567,160   $      12,101,739
Receivables:
   Investment securities sold                 225,347            12,154              3,754            45,139               8,171
   Sub-account units sold                   1,581,418               493              5,466            29,604             187,068
                                     ----------------   ---------------    ---------------   ---------------   -----------------
Total assets                              174,222,128         3,385,608          4,771,731        55,641,903          12,296,978
                                     ----------------   ---------------    ---------------   ---------------   -----------------

Liabilities
Payables:
   Investment securities purchased          1,581,418               493              5,466            29,604             187,068
   Sub-account units redeemed                 217,567            11,996              3,521            42,916               7,639
   Insurance fees due to Jackson                7,780               158                233             2,223                 532
                                     ----------------   ---------------    ---------------   ---------------   -----------------
Total liabilities                           1,806,765            12,647              9,220            74,743             195,239
                                     ----------------   ---------------    ---------------   ---------------   -----------------
Net assets (Note 6)                  $    172,415,363   $     3,372,961    $     4,762,511   $    55,567,160   $      12,101,739
----------------------------------   ================   ===============    ===============   ===============   =================

(a) Investment shares                      38,658,153           600,171            759,571         7,340,444           2,047,671
    Investments at cost              $    251,074,921   $     5,119,438    $     6,313,948   $   100,815,367   $      13,500,787

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                             JNL/S&P                                                  JNL/S&P
                                                           Competitive          JNL/S&P            JNL/S&P           Disciplined
                                         JNL/S&P 4          Advantage         Disciplined        Disciplined          Moderate
                                         Portfolio          Portfolio      Growth Portfolio  Moderate Portfolio   Growth Portfolio
                                     ----------------   ---------------    ----------------  ------------------   ----------------
Assets
Investments, at value (a)            $    255,728,801   $    26,645,324    $     25,006,910  $       55,788,106   $     71,318,733
Receivables:
   Investment securities sold                 297,177            33,081              32,324              60,923            104,006
   Sub-account units sold                     525,968            35,156               5,246                 135            397,052
                                     ----------------   ---------------    ----------------  ------------------   ----------------
Total assets                              256,551,946        26,713,561          25,044,480          55,849,164         71,819,791
                                     ----------------   ---------------    ----------------  ------------------   ----------------

Liabilities
Payables:
   Investment securities purchased            525,968            35,156               5,246                 135            397,052
   Sub-account units redeemed                 285,482            31,848              31,136              58,353            100,876
   Insurance fees due to Jackson               11,695             1,233               1,188               2,570              3,130
                                     ----------------   ---------------    ----------------  ------------------   ----------------
Total liabilities                             823,145            68,237              37,570              61,058            501,058
                                     ----------------   ---------------    ----------------  ------------------   ----------------
Net assets (Note 6)                  $    255,728,801   $    26,645,324    $     25,006,910  $       55,788,106   $     71,318,733
----------------------------------   ================   ===============    ================  ==================   ================

(a) Investment shares                      37,662,563         3,861,641           3,963,060           7,226,439         10,472,648
    Investments at cost              $    319,073,393   $    34,442,150    $     33,616,525  $       69,097,110   $     93,510,367

                                         JNL/S&P             JNL/S&P              JNL/S&P            JNL/               JNL/
                                     Dividend Income          Growth            Intrinsic        S&P Managed        S&P Managed
                                        & Growth            Retirement            Value           Aggressive        Conservative
                                         Portfolio      Strategy Portfolio      Portfolio      Growth Portfolio       Portfolio
                                     ----------------   ------------------   ---------------   ----------------   ----------------
Assets
Investments, at value (a)            $     33,656,301   $          548,448   $    29,550,583   $    334,779,087   $    374,871,333
Receivables:
   Investment securities sold                  35,317                  385            31,379            328,301            527,111
   Sub-account units sold                      18,110                   --            39,841            453,983            632,671
                                     ----------------   ------------------   ---------------   ----------------   ----------------
Total assets                               33,709,728              548,833        29,621,803        335,561,371        376,031,115
                                     ----------------   ------------------   ---------------   ----------------   ----------------

Liabilities
Payables:
   Investment securities purchased             18,110                   --            39,841            453,983            632,671
   Sub-account units redeemed                  33,799                  373            30,067            313,749            509,187
   Insurance fees due to Jackson                1,518                   12             1,312             14,552             17,924
                                     ----------------   ------------------   ---------------   ----------------   ----------------
Total liabilities                              53,427                  385            71,220            782,284          1,159,782
                                     ----------------   ------------------   ---------------   ----------------   ----------------
Net assets (Note 6)                  $     33,656,301   $          548,448   $    29,550,583   $    334,779,087   $    374,871,333
----------------------------------   ================   ==================   ===============   ================   ================

(a) Investment shares                       4,780,725               84,768         4,758,548         39,902,156         40,093,191
    Investments at cost              $     37,996,935   $          843,804   $    39,640,933   $    476,261,292   $    437,282,151

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                               JNL/              JNL/            JNL/S&P             JNL/S&P
                                           JNL/            S&P Managed       S&P Managed      Moderate Growth       Moderate
                                        S&P Managed          Moderate          Moderate         Retirement          Retirement
                                     Growth Portfolio       Portfolio     Growth Portfolio   Strategy Portfolio  Strategy Portfolio
                                     ----------------   --------------    ----------------   ------------------  ------------------
Assets
Investments, at value (a)            $    721,594,391   $  511,031,299    $    902,364,841   $          583,495  $        1,108,190
Receivables:
   Investment securities sold                 931,681          734,290           1,214,636                  570                 205
   Sub-account units sold                     407,363          947,799             151,327                   --                  --
                                     ----------------   --------------    ----------------   ------------------  ------------------
Total assets                              722,933,435      512,713,388         903,730,804              584,065           1,108,395
                                     ----------------   --------------    ----------------   ------------------  ------------------

Liabilities
Payables:
   Investment securities purchased            407,363          947,799             151,327                   --                  --
   Sub-account units redeemed                 899,594          710,374           1,173,009                  558                 185
   Insurance fees due to Jackson               32,087           23,916              41,627                   12                  20
                                     ----------------   --------------    ----------------   ------------------  ------------------
Total liabilities                           1,339,044        1,682,089           1,365,963                  570                 205
                                     ----------------   --------------    ----------------   ------------------  ------------------
Net assets (Note 6)                  $    721,594,391   $  511,031,299    $    902,364,841   $          583,495  $        1,108,190
----------------------------------   ================   ==============    ================   ==================  ==================

(a) Investment shares                      90,880,906       56,971,159         102,658,116               86,188             145,815
    Investments at cost              $  1,069,826,678   $  642,345,424    $  1,224,035,338   $          841,477  $        1,421,265

                                                                                                  JNL/
                                          JNL/S&P            JNL/S&P           JNL/S&P        S&P Retirement      JNL/S&P
                                      Retirement 2015   Retirement 2020    Retirement 2025        Income        Total Yield
                                         Portfolio          Portfolio         Portfolio         Portfolio        Portfolio
                                     ----------------   ---------------   -----------------   --------------   --------------
Assets
Investments, at value (a)            $     25,131,726   $    10,275,811     $     6,118,161   $   45,552,192   $   28,398,904
Receivables:
   Investment securities sold                  28,840            11,097               6,654           73,434           32,304
   Sub-account units sold                       3,174             9,445              26,262           29,568            9,512
                                     ----------------   ---------------     ---------------   --------------   --------------
Total assets                               25,163,740        10,296,353           6,151,077       45,655,194       28,440,720
                                     ----------------   ---------------     ---------------   --------------   --------------

Liabilities
Payables:
   Investment securities purchased              3,174             9,445              26,262           29,568            9,512
   Sub-account units redeemed                  27,712            10,625               6,390           71,301           30,997
   Insurance fees due to Jackson                1,128               472                 264            2,133            1,307
                                     ----------------   ---------------     ---------------   --------------   --------------
Total liabilities                              32,014            20,542              32,916          103,002           41,816
                                     ----------------   ---------------     ---------------   --------------   --------------
Net assets (Note 6)                  $     25,131,726   $    10,275,811     $     6,118,161   $   45,552,192   $   28,398,904
----------------------------------   ================   ===============     ===============   ==============   ==============

(a) Investment shares                       3,141,466         1,348,532             826,779        5,055,737        4,458,227
    Investments at cost              $     33,415,785   $    14,072,983     $     8,576,611   $   52,466,575   $   37,025,178

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                  JNL/Select     JNL/Select         JNL/            JNL/T.Rowe       JNL/T.Rowe       JNL/T.Rowe
                                   Balanced     Money Market    Select Value    Price Established   Price Mid-Cap     Price Value
                                  Portfolio      Portfolio        Portfolio     Growth Portfolio   Growth Portfolio    Portfolio
                               --------------  --------------  --------------  ------------------  ----------------  --------------
Assets
Investments, at value (a)      $  432,805,939  $1,200,692,288  $  153,536,896  $      301,125,206  $    309,195,829  $  204,239,876
Receivables:
   Investment securities sold         479,083      12,732,470         234,980             259,086           460,305         570,864
   Sub-account units sold             149,093       1,530,611         200,469             237,051           336,059         110,475
                               --------------  --------------  --------------  ------------------  ----------------  --------------
Total assets                      433,434,115   1,214,955,369     153,972,345         301,621,343       309,992,193     204,921,215
                               --------------  --------------  --------------  ------------------  ----------------  --------------

Liabilities
Payables:
   Investment securities
     purchased                        149,093       1,530,611         200,469             237,051           336,059         110,475
   Sub-account units redeemed         460,297      12,675,316         228,075             246,294           446,853         561,768
   Insurance fees due to
     Jackson                           18,786          57,154           6,905              12,792            13,452           9,096
                               --------------  --------------  --------------  ------------------  ----------------  --------------
Total liabilities                     628,176      14,263,081         435,449             496,137           796,364         681,339
                               --------------  --------------  --------------  ------------------  ----------------  --------------
Net assets (Note 6)            $  432,805,939  $1,200,692,288  $  153,536,896  $      301,125,206  $    309,195,829  $  204,239,876
-----------------------------  ==============  ==============  ==============  ==================  ================  ==============

(a) Investment shares              33,760,214   1,200,692,288      12,185,468          23,710,646        19,074,388      29,260,727
    Investments at cost        $  536,985,659  $1,200,692,285  $  215,135,523  $      460,854,968  $    496,310,193  $  356,899,578

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                                      JNL/Capital
                                          JNL/AIM Global       JNL/AIM             JNL/AIM           JNL/AIM        Guardian Global
                                           Real Estate      International         Large Cap         Small Cap           Balanced
                                            Portfolio      Growth Portfolio   Growth Portfolio   Growth Portfolio      Portfolio
                                          --------------   ----------------   ----------------   ----------------   ---------------
Investment income dividends               $    3,075,243   $        675,584   $        243,157   $             --   $     2,329,440
                                          --------------   ----------------   ----------------   ----------------   ---------------
Expenses
   Insurance charges (Note 3)                  2,413,085          2,625,225          2,804,596            811,989         3,299,678
                                          --------------   ----------------   ----------------   ----------------   ---------------
Total expenses                                 2,413,085          2,625,225          2,804,596            811,989         3,299,678
                                          --------------   ----------------   ----------------   ----------------   ---------------
Net investment income (loss)                     662,158         (1,949,641)        (2,561,439)          (811,989)         (970,238)
                                          --------------   ----------------   ----------------   ----------------   ---------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                24,077,155         27,952,338          8,066,886          5,579,505        21,310,767
   Investments                               (30,097,045)        (6,512,308)        (9,428,672)        (4,004,267)       (9,874,181)
Net change in unrealized appreciation
   (depreciation) on investments             (65,661,515)      (102,301,906)       (76,098,187)       (26,396,270)      (83,604,384)
                                          --------------   ----------------   ----------------   ----------------   ---------------
Net realized and unrealized gain (loss)      (71,681,405)       (80,861,876)       (77,459,973)       (24,821,032)      (72,167,798)
                                          --------------   ----------------   ----------------   ----------------   ---------------
Net increase (decrease) in net assets
   from operations                        $  (71,019,247)  $    (82,811,517)  $    (80,021,412)  $    (25,633,021)  $   (73,138,036)
---------------------------------------   ==============   ================   ================   ================   ===============

                                            JNL/Capital          JNL/Capital       JNL/Capital   JNL/Credit Suisse      JNL/
                                          Guardian Global         Guardian        Guardian U.S.    Global Natural   Credit Suisse
                                            Diversified      International Small  Growth Equity      Resources       Long/Short
                                         Research Portfolio     Cap Portfolio       Portfolio         Portfolio        Portfolio
                                         ------------------  -------------------  -------------  -----------------  -------------
Investment income dividends              $               --  $            29,528  $       4,341  $         182,715  $          --
                                         ------------------  -------------------  -------------  -----------------  -------------
Expenses
   Insurance charges (Note 3)                     2,354,942              194,601      2,292,890          5,041,764        439,426
                                         ------------------  -------------------  -------------  -----------------  -------------
Total expenses                                    2,354,942              194,601      2,292,890          5,041,764        439,426
                                         ------------------  -------------------  -------------  -----------------  -------------
Net investment income (loss)                     (2,354,942)            (165,073)    (2,288,549)        (4,859,049)      (439,426)
                                         ------------------  -------------------  -------------  -----------------  -------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                           --                   --             --         10,452,168      3,427,099
   Investments                                   (9,264,001)          (3,626,943)    (6,219,109)       (48,239,561)    (2,505,598)
Net change in unrealized appreciation
   (depreciation) on investments                (72,691,339)          (6,843,195)   (71,963,477)      (151,680,404)   (11,223,299)
                                         ------------------  -------------------  -------------  -----------------  -------------
Net realized and unrealized gain (loss)         (81,955,340)         (10,470,138)   (78,182,586)      (189,467,797)   (10,301,798)
                                         ------------------  -------------------  -------------  -----------------  -------------
Net increase (decrease) in net assets
   from operations                       $      (84,310,282) $       (10,635,211) $ (80,471,135) $    (194,326,846) $ (10,741,224)
---------------------------------------  ==================  ===================  =============  =================  =============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                  JNL/Franklin
                                             JNL/Eagle        JNL/Eagle         JNL/Franklin        Templeton       JNL/Franklin
                                            Core Equity    SmallCap Equity   Templeton Founding   Global Growth      Templeton
                                             Portfolio        Portfolio      Strategy Portfolio     Portfolio     Income Portfolio
                                          --------------   ---------------   ------------------   -------------   ----------------
Investment income dividends               $    1,408,943   $            --   $        9,823,115   $       7,175   $        228,973
                                          --------------   ---------------   ------------------   -------------   ----------------
Expenses
   Insurance charges (Note 3)                    841,440         2,187,336           11,849,023         721,976          4,418,495
                                          --------------   ---------------   ------------------   -------------   ----------------
Total expenses                                   841,440         2,187,336           11,849,023         721,976          4,418,495
                                          --------------   ---------------   ------------------   -------------   ----------------
Net investment income (loss)                     567,503        (2,187,336)          (2,025,908)       (714,801)        (4,189,522)
                                          --------------   ---------------   ------------------   -------------   ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                14,453,600         6,987,658              372,771           3,379                 --
   Investments                                (4,401,238)      (16,407,042)         (57,284,890)     (4,473,625)       (23,033,796)
Net change in unrealized appreciation
   (depreciation) on investments             (36,484,953)      (55,600,313)        (262,705,773)    (17,901,248)       (71,102,309)
                                          --------------   ---------------   ------------------   -------------   ----------------
Net realized and unrealized gain (loss)      (26,432,591)      (65,019,697)        (319,617,892)    (22,371,494)       (94,136,105)
                                          --------------   ---------------   ------------------   -------------   ----------------
Net increase (decrease) in net assets
   from operations                        $  (25,865,088)  $   (67,207,033)  $     (321,643,800)  $ (23,086,295)  $    (98,325,627)
---------------------------------------   ==============   ===============   ==================   =============   ================

                                                               JNL/Franklin         JNL/          JNL/Goldman          JNL/
                                            JNL/Franklin        Templeton       Goldman Sachs   Sachs Emerging    Goldman Sachs
                                          Templeton Mutual      Small Cap         Core Plus      Markets Debt        Mid Cap
                                          Shares Portfolio   Value Portfolio   Bond Portfolio    Portfolio(a)    Value Portfolio
                                          ----------------   ---------------   --------------   --------------   ---------------
Investment income dividends               $             --   $       701,038   $   11,714,377   $           --   $       859,560
                                          ----------------   ---------------   --------------   --------------   ---------------
Expenses
   Insurance charges (Note 3)                    1,143,835         1,008,659        5,698,948           20,644         1,423,020
                                          ----------------   ---------------   --------------   --------------   ---------------
Total expenses                                   1,143,835         1,008,659        5,698,948           20,644         1,423,020
                                          ----------------   ---------------   --------------   --------------   ---------------
Net investment income (loss)                    (1,143,835)         (307,621)       6,015,429          (20,644)         (563,460)
                                          ----------------   ---------------   --------------   --------------   ---------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                     206,736         6,146,860        4,600,198               --        11,470,889
   Investments                                  (7,160,551)       (8,752,165)      (1,501,377)         (29,362)      (11,226,610)
Net change in unrealized appreciation
   (depreciation) on investments               (26,037,663)      (24,184,597)     (34,779,113)          84,166       (39,238,534)
                                          ----------------   ---------------   --------------   --------------   ---------------
Net realized and unrealized gain (loss)        (32,991,478)      (26,789,902)     (31,680,292)          54,804       (38,994,255)
                                          ----------------   ---------------   --------------   --------------   ---------------
Net increase (decrease) in net assets
   from operations                        $    (34,135,313)  $  (27,097,523)   $  (25,664,863)  $       34,160   $   (39,557,715)
---------------------------------------   ================   ===============   ==============   ==============   ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                               JNL/                                            JNL/JPMorgan
                                          Goldman Sachs     JNL/JPMorgan     JNL/JPMorgan    U.S. Government      JNL/Lazard
                                          Short Duration    International    MidCap Growth    & Quality Bond   Emerging Markets
                                          Bond Portfolio   Value Portfolio     Portfolio        Portfolio          Portfolio
                                          --------------   ---------------   -------------   ---------------   ----------------
Investment income dividends               $    3,909,634   $     5,725,682   $          --   $     9,063,739   $      1,508,610
                                          --------------   ---------------   -------------   ---------------   ----------------
Expenses
   Insurance charges (Note 3)                  1,579,065         4,978,900       1,534,256         5,190,199          3,914,948
                                          --------------   ---------------   -------------   ---------------   ----------------
Total expenses                                 1,579,065         4,978,900       1,534,256         5,190,199          3,914,948
                                          --------------   ---------------   -------------   ---------------   ----------------
Net investment income (loss)                   2,330,569           746,782     (1,534,256)         3,873,540         (2,406,338)
                                          --------------   ---------------   -------------   ---------------   ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   378,458        44,192,069              --                --         24,189,585
   Investments                                (3,303,206)      (34,990,270)     (2,238,153)        3,634,089        (26,067,862)
Net change in unrealized appreciation
   (depreciation) on investments              (7,112,621)     (182,076,245)    (52,063,658)        9,295,629       (137,316,037)
                                          --------------   ---------------   -------------   ---------------   ----------------
Net realized and unrealized gain (loss)      (10,037,369)     (172,874,446)    (54,301,811)       12,929,718       (139,194,314)
                                          --------------   ---------------   -------------   ---------------   ----------------
Net increase (decrease) in net assets
   from operations                        $   (7,706,800)  $  (172,127,664)  $ (55,836,067)  $    16,803,258   $   (141,600,652)
---------------------------------------   ==============   ===============   =============   ===============   ================

                                             JNL/Lazard         JNL/Lazard         JNL/M&G         JNL/M&G          JNL/MCM
                                              Mid Cap            Small Cap      Global Basics   Global Leaders      10 x 10
                                          Equity Portfolio   Equity Portfolio   Portfolio(a)     Portfolio(a)      Portfolio
                                          ----------------   ----------------   -------------   --------------   --------------
Investment income dividends               $      2,004,535   $             --   $          --   $          575   $      949,611
                                          ----------------   ----------------   -------------   --------------   --------------
Expenses
   Insurance charges (Note 3)                    2,756,597          1,439,066             684            1,142        1,334,735
                                          ----------------   ----------------   -------------   --------------   --------------
Total expenses                                   2,756,597          1,439,066             684            1,142        1,334,735
                                          ----------------   ----------------   -------------   --------------   --------------
Net investment income (loss)                      (752,062)        (1,439,066)           (684)            (567)        (385,124)
                                          ----------------   ----------------   -------------   --------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                     772,930          1,942,284              --               --          773,601
   Investments                                 (31,651,674)       (18,442,298)        (12,440)          13,382       (5,904,965)
Net change in unrealized appreciation
   (depreciation) on investments               (45,529,498)       (22,762,182)         14,639           22,780      (32,520,869)
                                          ----------------   ----------------   -------------   --------------   --------------
Net realized and unrealized gain (loss)        (76,408,242)       (39,262,196)          2,199           36,162      (37,652,233)
                                          ----------------   ----------------   -------------   --------------   --------------
Net increase (decrease) in net assets
   from operations                        $    (77,160,304)  $    (40,701,262)  $       1,515   $       35,595   $  (38,037,357)
---------------------------------------   ================   ================   =============   ==============   ==============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                               JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM
                                             JNL/MCM          Bond Index     Communications     Consumer Brands        Dow 10
                                           25 Portfolio        Portfolio    Sector Portfolio   Sector Portfolio      Portfolio
                                          ---------------   -------------   ----------------   ----------------   ----------------
Investment income dividends               $    15,649,892   $  13,820,082   $      1,681,015   $         67,805   $             --
                                          ---------------   -------------   ----------------   ----------------   ----------------
Expenses
   Insurance charges (Note 3)                   8,275,895       5,383,237            665,123            333,234          8,943,454
                                          ---------------   -------------   ----------------   ----------------   ----------------
Total expenses                                  8,275,895       5,383,237            665,123            333,234          8,943,454
                                          ---------------   -------------   ----------------   ----------------   ----------------
Net investment income (loss)                    7,373,997       8,436,845          1,015,892           (265,429)        (8,943,454)
                                          ---------------   -------------   ----------------   ----------------   ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                 40,824,210              --          5,609,164          3,314,999                 --
   Investments                                (23,042,466)      2,384,884       (16,598,558)         (3,288,165)       (15,753,538)
Net change in unrealized appreciation
   (depreciation) on investments             (232,971,095)     (6,442,644)       (13,458,874)        (8,110,916)      (302,071,782)
                                          ---------------   -------------   ----------------   ----------------   ----------------
Net realized and unrealized gain (loss)      (215,189,351)     (4,057,760)       (24,448,268)        (8,084,082)      (317,825,320)
                                          ---------------   -------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets
   from operations                        $  (207,815,354)   $  4,379,085   $    (23,432,376)  $     (8,349,511)  $   (326,768,774)
---------------------------------------   ===============   =============   ================   ================   ================

                                                                JNL/MCM
                                              JNL/MCM           Enhanced        JNL/MCM          JNL/MCM             JNL/MCM
                                            Dow Dividend      S&P 500 Stock    European 30       Financial           Global 15
                                             Portfolio       Index Portfolio   Portfolio(a)   Sector Portfolio       Portfolio
                                          ----------------   ---------------   ------------   ----------------   -----------------
Investment income dividends               $      1,307,748   $       854,665   $      1,550   $      1,218,760   $              --
                                          ----------------   ---------------   ------------   ----------------   -----------------
Expenses
   Insurance charges (Note 3)                    4,910,995           905,282            778          1,172,982          14,916,097
                                          ----------------   ---------------   ------------   ----------------   -----------------
Total expenses                                   4,910,995           905,282            778          1,172,982          14,916,097
                                          ----------------   ---------------   ------------   ----------------   -----------------
Net investment income (loss)                    (3,603,247)          (50,617)           772             45,778         (14,916,097)
                                          ----------------   ---------------   ------------   ----------------   -----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   1,099,436         6,615,825             --          5,246,792                  --
   Investments                                 (55,714,704)      (10,027,770)          (491)       (20,331,245)         25,134,325
Net change in unrealized appreciation
   (depreciation) on investments              (137,802,914)      (23,555,683)        17,486        (39,932,868)       (577,548,504)
                                          ----------------   ---------------   ------------   ----------------   -----------------
Net realized and unrealized gain (loss)       (192,418,182)      (26,967,628)        16,995        (55,017,321)       (552,414,179)
                                          ----------------   ---------------   ------------   ----------------   -----------------
Net increase (decrease) in net assets
   from operations                        $   (196,021,429)   $  (27,018,245)   $    17,767   $    (54,971,543)  $    (567,330,276)
---------------------------------------   ================   ===============   ============   ================   =================

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                              JNL/MCM            JNL/MCM          JNL/MCM             JNL/MCM          JNL/MCM
                                             Healthcare          Index 5       International           JNL 5        JNL Optimized
                                          Sector Portfolio      Portfolio     Index Portfolio        Portfolio       5 Portfolio
                                          ----------------   --------------   ---------------   ----------------   ---------------
Investment income dividends               $      1,031,941   $      579,026   $     8,765,792   $     89,071,341   $        51,376
                                          ----------------   --------------   ---------------   ----------------   ---------------
Expenses
   Insurance charges (Note 3)                    2,119,374          705,425         7,116,950         67,865,759         6,490,828
                                          ----------------   --------------   ---------------   ----------------   ---------------
Total expenses                                   2,119,374          705,425         7,116,950         67,865,759         6,490,828
                                          ----------------   --------------   ---------------   ----------------   ---------------
Net investment income (loss)                    (1,087,433)        (126,399)        1,648,842         21,205,582        (6,439,452)
                                          ----------------   --------------   ---------------   ----------------   ---------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   6,678,339          769,107         9,112,330        518,289,850        23,500,409
   Investments                                  (9,913,651)      (3,054,716)      (15,894,637)      (234,871,747)      (36,597,643)
Net change in unrealized appreciation
   (depreciation) on investments               (34,276,318)     (14,400,812)     (227,905,716)    (2,477,857,915)     (219,683,482)
                                          ----------------   --------------   ---------------   ----------------   ---------------
Net realized and unrealized gain (loss)        (37,511,630)     (16,686,421)     (234,688,023)    (2,194,439,812)     (232,780,716)
                                          ----------------   --------------   ---------------   ----------------   ---------------
Net increase (decrease) in net assets
   from operations                        $    (38,599,063)  $  (16,812,820)  $  (233,039,181)  $ (2,173,234,230)  $  (239,220,168)
---------------------------------------   ================   ==============   ===============   ================   ===============

                                            JNL/MCM             JNL/MCM             JNL/MCM            JNL/MCM         JNL/MCM
                                           Nasdaq 25       NYSE International      Oil & Gas       Pacific Rim 30      S&P 10
                                           Portfolio          25 Portfolio      Sector Portfolio    Portfolio(a)      Portfolio
                                          --------------   ------------------   ----------------   --------------   --------------
Investment income dividends               $       17,730   $            8,817   $      2,384,112   $           --   $           --
                                          --------------   ------------------   ----------------   --------------   --------------
Expenses
   Insurance charges (Note 3)                  1,315,422            1,250,502          7,510,833              929        9,330,992
                                          --------------   ------------------   ----------------   --------------   --------------
Total expenses                                 1,315,422            1,250,502          7,510,833              929        9,330,992
                                          --------------   ------------------   ----------------   --------------   --------------
Net investment income (loss)                  (1,297,692)          (1,241,685)        (5,126,721)            (929)      (9,330,992)
                                          --------------   ------------------   ----------------   --------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                 3,353,391            3,674,874         27,354,373               --               --
   Investments                                (5,563,575)         (11,865,671)       (12,322,413)             (17)       3,522,952
Net change in unrealized appreciation
   (depreciation) on investments             (38,002,224)         (33,914,219)      (205,567,250)          35,235     (341,032,066)
                                          --------------   ------------------   ----------------   --------------   --------------
Net realized and unrealized gain (loss)      (40,212,408)         (42,105,016)      (190,535,290)          35,218     (337,509,114)
                                          --------------   ------------------   ----------------   --------------   --------------
Net increase (decrease) in net assets
   from operations                        $  (41,510,100)  $      (43,346,701)  $   (195,662,011)  $       34,289   $ (346,840,106)
---------------------------------------   ==============   ==================   ================   ==============   ==============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                JNL/MCM         JNL/MCM
                                             JNL/MCM           JNL/MCM          S&P 500         S&P SMid         JNL/MCM
                                              S&P 24        S&P 400 MidCap       Index            60          Select Small-Cap
                                             Portfolio     Index Portfolio     Portfolio        Portfolio        Portfolio
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Investment income dividends               $            --  $     3,398,475  $     7,544,733  $         6,333  $      1,344,103
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Expenses
   Insurance charges (Note 3)                     435,698        5,413,106        7,735,335          770,855         7,840,739
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Total expenses                                    435,698        5,413,106        7,735,335          770,855         7,840,739
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net investment income (loss)                     (435,698)      (2,014,631)        (190,602)        (764,522)       (6,496,636)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                   326,524       22,815,835               --        1,164,943        51,150,489
   Investments                                 (1,864,107)     (16,964,625)     (13,879,071)      (5,588,336)      (41,122,048)
Net change in unrealized appreciation
   (depreciation) on investments               (7,952,621)    (150,382,081)    (198,777,806)     (11,004,445)     (222,223,015)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net realized and unrealized gain (loss)        (9,490,204)    (144,530,871)    (212,656,877)     (15,427,838)     (212,194,574)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets
   from operations                        $    (9,925,902)  $ (146,545,502)  $ (212,847,479)  $  (16,192,360) $   (218,691,210)
---------------------------------------   ===============  ===============  ===============  ===============  ================

                                                                                                                    JNL/
                                             JNL/MCM          JNL/MCM           JNL/MCM                          Oppenheimer
                                             Small Cap       Technology      Value Line 30       JNL/MCM        Global Growth
                                          Index Portfolio  Sector Portfolio    Portfolio      VIP Portfolio       Portfolio
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Investment income dividends               $     3,245,455  $        11,704  $     2,531,930  $     4,905,221  $      2,026,227
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Expenses
   Insurance charges (Note 3)                   4,303,868        1,272,319       14,189,818        5,510,926         2,480,850
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Total expenses                                  4,303,868        1,272,319       14,189,818        5,510,926         2,480,850
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net investment income (loss)                   (1,058,413)      (1,260,615)     (11,657,888)        (605,705)         (454,623)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                14,001,555        4,450,954       20,080,167       80,979,098        18,790,069
   Investments                                (17,228,916)     (12,492,273)     (21,746,909)     (10,311,669)       (7,583,783)
Net change in unrealized appreciation
   (depreciation) on investments             (103,413,662)     (35,705,812)    (490,827,766)    (250,340,581)      (89,861,479)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net realized and unrealized gain (loss)      (106,641,023)     (43,747,131)    (492,494,508)    (179,673,152)      (78,655,193)
                                          ---------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets
   from operations                        $  (107,699,436) $   (45,007,746) $  (504,152,396) $  (180,278,857) $    (79,109,816)
---------------------------------------   ===============  ===============  ===============  ===============  ================

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                                   JNL/
                                             JNL/PAM          JNL/PAM         JNL/PIMCO        JNL/PIMCO       PPM America
                                          Asia ex-Japan     China-India      Real Return      Total Return     Core Equity
                                           Portfolio(a)     Portfolio(a)      Portfolio      Bond Portfolio     Portfolio
                                          --------------   --------------   --------------   --------------   --------------
Investment income dividends               $       73,700   $           --   $    6,553,734   $   38,109,207   $       99,181
                                          --------------   --------------   --------------   --------------   --------------
Expenses
   Insurance charges (Note 3)                     73,685          299,458        7,423,258       14,670,334          810,327
                                          --------------   --------------   --------------   --------------   --------------
Total expenses                                    73,685          299,458        7,423,258       14,670,334          810,327
                                          --------------   --------------   --------------   --------------   --------------
Net investment income (loss)                          15         (299,458)        (869,524)      23,438,873         (711,146)
                                          --------------   --------------   --------------   --------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                       --               --       16,288,072       33,947,905               --
   Investments                                (3,460,850)      (6,962,532)     (18,406,779)      (3,091,161)      (2,610,062)
Net change in unrealized appreciation
   (depreciation) on investments                (841,418)      (8,196,803)     (53,220,897)     (75,446,225)     (25,004,940)
                                          --------------   --------------   --------------   --------------   --------------
Net realized and unrealized gain (loss)       (4,302,268)     (15,159,335)     (55,339,604)     (44,589,481)     (27,615,002)
                                          --------------   --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
   from operations                        $   (4,302,253)  $  (15,458,793)  $  (56,209,128)  $  (21,150,608)  $  (28,326,148)
---------------------------------------   ==============   ==============   ==============   ==============   ==============

                                                                                  JNL/                              JNL/
                                               JNL/             JNL/          PPM America          JNL/          Red Rocks
                                            PPM America      PPM America       Small Cap       PPM America        Listed
                                            High Yield      Mid Cap Value        Value        Value Equity    Private Equity
                                          Bond Portfolio    Portfolio(a)      Portfolio(a)      Portfolio      Portfolio(b)
                                          --------------   --------------   --------------   --------------   --------------
Investment income dividends               $   18,482,471   $       45,752   $       31,787   $    2,128,397   $       58,840
                                          --------------   --------------   --------------   --------------   --------------
Expenses
   Insurance charges (Note 3)                  3,446,381           85,836           45,292        1,262,172           23,393
                                          --------------   --------------   --------------   --------------   --------------
Total expenses                                 3,446,381           85,836           45,292        1,262,172           23,393
                                          --------------   --------------   --------------   --------------   --------------
Net investment income (loss)                  15,036,090          (40,084)         (13,505)         866,225           35,447
                                          --------------   --------------   --------------   --------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                       --               --               --       10,861,801               --
   Investments                               (38,490,930)      (3,016,033)        (736,300)      (5,469,608)        (234,435)
Net change in unrealized appreciation
   (depreciation) on investments             (49,152,243)      (1,746,476)      (1,551,437)     (59,148,066)      (1,399,049)
                                          --------------   --------------   --------------   --------------   --------------
Net realized and unrealized gain (loss)      (87,643,173)      (4,762,509)      (2,287,737)     (53,755,873)      (1,633,484)
                                          --------------   --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
   from operations                        $  (72,607,083)  $   (4,802,593)  $   (2,301,242)  $  (52,889,648)  $   (1,598,037)
---------------------------------------   ==============   ==============   ==============   ==============   ==============

(a)   Commencement of operations March 31, 2008.

(b)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                               JNL/S&P          JNL/S&P          JNL/S&P          JNL/S&P
                                                             Competitive      Disciplined      Disciplined       Disciplined
                                            JNL/S&P 4         Advantage         Growth           Moderate         Moderate
                                            Portfolio         Portfolio        Portfolio        Portfolio     Growth Portfolio
                                          --------------   --------------   --------------   --------------   ----------------
Investment income dividends               $       11,218   $      388,234   $      347,410   $      608,141   $        764,297
                                          --------------   --------------   --------------   --------------   ----------------
Expenses
   Insurance charges (Note 3)                  2,983,876          469,498          333,828          789,549            909,525
                                          --------------   --------------   --------------   --------------   ----------------
Total expenses                                 2,983,876          469,498          333,828          789,549            909,525
                                          --------------   --------------   --------------   --------------   ----------------
Net investment income (loss)                  (2,972,658)         (81,264)          13,582         (181,408)          (145,228)
                                          --------------   --------------   --------------   --------------   ----------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                       --               --          212,502          283,935            479,913
   Investments                               (12,180,790)      (2,462,453)      (2,236,556)      (2,280,011)        (3,705,768)
Net change in unrealized appreciation
   (depreciation) on investments             (63,129,882)      (7,752,847)      (8,629,592)     (13,719,885)       (22,326,391)
                                          --------------   --------------   --------------   --------------   ----------------
Net realized and unrealized gain (loss)      (75,310,672)     (10,215,300)     (10,653,646)     (15,715,961)       (25,552,246)
                                          --------------   --------------   --------------   --------------   ----------------
Net increase (decrease) in net assets
   from operations                        $  (78,283,330)  $  (10,296,564)  $  (10,640,064)  $  (15,897,369)  $    (25,697,474)
---------------------------------------   ==============   ==============   ==============   ==============   ================

                                                              JNL/S&P
                                              JNL/S&P          Growth                              JNL/             JNL/
                                          Dividend Income    Retirement         JNL/S&P        S&P Managed      S&P Managed
                                             & Growth         Strategy      Intrinsic Value     Aggressive      Conservative
                                             Portfolio        Portfolio        Portfolio     Growth Portfolio    Portfolio
                                          ---------------  --------------   ---------------  ----------------  --------------
Investment income dividends               $       884,678  $       55,833   $       409,963  $      1,761,783  $   14,901,774
                                          ---------------  --------------   ---------------  ----------------  --------------
Expenses
   Insurance charges (Note 3)                     301,247           6,192           587,375         7,601,283       6,341,149
                                          ---------------  --------------   ---------------  ----------------  --------------
Total expenses                                    301,247           6,192           587,375         7,601,283       6,341,149
                                          ---------------  --------------   ---------------  ----------------  --------------
Net investment income (loss)                      583,431          49,641          (177,412)       (5,839,500)      8,560,625
                                          ---------------  --------------   ---------------  ----------------  --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                    17,667             425           265,104        22,710,581       5,626,867
   Investments                                 (1,187,859)        (45,863)       (5,447,145)        2,660,698      (9,562,726)
Net change in unrealized appreciation
   (depreciation) on investments               (4,336,302)       (298,751)      (10,025,929)     (249,172,602)    (64,160,775)
                                          ---------------  --------------   ---------------  ----------------  --------------
Net realized and unrealized gain (loss)        (5,506,494)       (344,189)      (15,207,970)     (223,801,323)    (68,096,634)
                                          ---------------  --------------   ---------------  ----------------  --------------
Net increase (decrease) in net assets
   from operations                        $    (4,923,063) $     (294,548)  $   (15,385,382) $   (229,640,823) $  (59,536,009)
---------------------------------------   ===============  ==============   ===============  ================  ==============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                  JNL/           JNL/S&P         JNL/S&P
                                               JNL/             JNL/           S&P Managed   Moderate Growth     Moderate
                                            S&P Managed      S&P Managed        Moderate        Retirement      Retirement
                                              Growth          Moderate           Growth          Strategy        Strategy
                                             Portfolio        Portfolio         Portfolio       Portfolio       Portfolio
                                          ---------------  --------------   ---------------  ---------------  --------------
Investment income dividends               $     5,399,459  $   21,582,612   $    25,319,505  $        79,202  $      101,886
                                          ---------------  --------------   ---------------  ---------------  --------------
Expenses
   Insurance charges (Note 3)                  16,187,131       9,343,464        18,737,564            5,820           5,733
                                          ---------------  --------------   ---------------  ---------------  --------------
Total expenses                                 16,187,131       9,343,464        18,737,564            5,820           5,733
                                          ---------------  --------------   ---------------  ---------------  --------------
Net investment income (loss)                  (10,787,672)     12,239,148         6,581,941           73,382          96,153
                                          ---------------  --------------   ---------------  ---------------  --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                75,027,682      12,661,398        47,794,868              250           8,241
   Investments                                (23,028,370)    (16,814,327)      (26,338,385)         (20,586)        (16,487)
Net change in unrealized appreciation
   (depreciation) on investments             (470,914,100)   (145,635,471)     (395,760,052)        (248,256)       (306,907)
                                          ---------------  --------------   ---------------  ---------------  --------------
Net realized and unrealized gain (loss)      (418,914,788)   (149,788,400)     (374,303,569)        (268,592)       (315,153)
                                          ---------------  --------------   ---------------  ---------------  --------------
Net increase (decrease) in net assets
   from operations                        $  (429,702,460) $ (137,549,252)  $  (367,721,628) $      (195,210) $     (219,000)
---------------------------------------   ===============  ==============   ===============  ===============  ==============

                                                                                                  JNL/
                                              JNL/S&P          JNL/S&P          JNL/S&P      S&P Retirement      JNL/S&P
                                          Retirement 2015  Retirement 2020  Retirement 2025      Income        Total Yield
                                             Portfolio        Portfolio        Portfolio        Portfolio       Portfolio
                                          ---------------  ---------------  ---------------  --------------   --------------
Investment income dividends               $       293,969  $       131,488  $        74,698  $      706,942   $      379,185
                                          ---------------  ---------------  ---------------  --------------   --------------
Expenses
   Insurance charges (Note 3)                     614,347          169,897          101,120         655,828          347,246
                                          ---------------  ---------------  ---------------  --------------   --------------
Total expenses                                    614,347          169,897          101,120         655,828          347,246
                                          ---------------  ---------------  ---------------  --------------   --------------
Net investment income (loss)                     (320,378)         (38,409)         (26,422)         51,114           31,939
                                          ---------------  ---------------  ---------------  --------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                   641,965          405,925          251,611         724,598            6,055
   Investments                                 (2,016,057)        (496,122)        (435,724)     (1,064,735)      (3,170,269)
Net change in unrealized appreciation
   (depreciation) on investments               (8,954,796)      (4,090,812)      (2,588,390)     (7,954,488)      (8,598,047)
                                          ---------------  ---------------  ---------------  --------------   --------------
Net realized and unrealized gain (loss)       (10,328,888)      (4,181,009)      (2,772,503)     (8,294,625)     (11,762,261)
                                          ---------------  ---------------  ---------------  --------------   --------------
Net increase (decrease) in net assets
   from operations                        $   (10,649,266) $    (4,219,418) $    (2,798,925) $   (8,243,511)  $  (11,730,322)
---------------------------------------   ===============  ===============  ===============  ==============   ==============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                    JNL/T.Rowe
                                                                                       Price         JNL/T.Rowe
                                    JNL/Select       JNL/Select         JNL/        Established    Price Mid-Cap     JNL/T.Rowe
                                     Balanced       Money Market    Select Value      Growth           Growth       Price Value
                                     Portfolio       Portfolio        Portfolio      Portfolio       Portfolio       Portfolio
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Investment income dividends       $   12,210,846  $   20,160,104  $       72,566  $      365,951  $            --  $    5,502,870
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Expenses
   Insurance charges (Note 3)          7,983,037      16,862,354       3,101,655       6,837,338        6,747,855       4,724,086
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Total expenses                         7,983,037      16,862,354       3,101,655       6,837,338        6,747,855       4,724,086
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Net investment income (loss)           4,227,809       3,297,750      (3,029,089)     (6,471,387)      (6,747,855)        778,784
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from
     investment companies             20,368,240              --       3,172,303       3,216,209       30,517,324      32,952,365
   Investments                       (11,048,500)              8     (14,346,566)    (15,103,779)     (20,947,230)    (18,592,131)
Net change in unrealized
   appreciation (depreciation)
   on investments                   (137,331,388)             (8)    (63,620,285)   (219,540,661)    (220,233,224)   (159,230,308)
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Net realized and unrealized
   gain (loss)                      (128,011,648)             --     (74,794,548)   (231,428,231     (210,663,130    (144,870,074)
                                  --------------  --------------  --------------  --------------  ---------------  --------------
Net increase (decrease) in net
   assets from operations         $ (123,783,839) $    3,297,750  $  (77,823,637) $ (237,899,618) $  (217,410,985) $ (144,091,290)
-------------------------------   ==============  ==============  ==============  ==============  ===============  ==============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                                     JNL/Capital
                                             JNL/AIM Global       JNL/AIM           JNL/AIM           JNL/AIM      Guardian Global
                                              Real Estate      International       Large Cap         Small Cap         Balanced
                                               Portfolio     Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                             --------------  ----------------  ----------------  ----------------  ---------------
Operations
    Net investment income (loss)             $      662,158  $     (1,949,641) $     (2,561,439) $       (811,989) $      (970,238)
    Net realized gain (loss) on investments      (6,019,890)       21,440,030        (1,361,786)        1,575,238       11,436,586
    Net change in unrealized appreciation
       (depreciation) on investments            (65,661,515)     (102,301,906)      (76,098,187)      (26,396,270)     (83,604,384)
                                             --------------  ----------------  ----------------  ----------------  ---------------
Net increase (decrease) in net assets
    from operations                             (71,019,247)      (82,811,517)      (80,021,412)      (25,633,021)     (73,138,036)
                                             --------------  ----------------  ----------------  ----------------  ---------------
Contract transactions (1)
    Purchase payments (Note 4)                   34,569,226        19,282,771        22,066,977         6,865,959       53,311,168
    Surrenders and terminations                  (9,185,016)      (15,643,289)      (14,824,668)       (4,357,736)     (19,813,402)
    Transfers between portfolios                 24,271,965       (15,144,697)        6,177,650        (8,261,946)      29,345,892
    Net annuitization transactions                  (52,845)          (28,929)          (41,859)         (125,711)         (91,990)
    Policyholder charges (Note 3)                  (231,265)         (189,271)         (220,932)          (85,484)        (258,406)
                                             --------------  ----------------  ----------------  ----------------  ---------------
Net increase (decrease) in net assets from
    contract transactions                        49,372,065       (11,723,415)       13,157,168        (5,964,918)      62,493,262
                                             --------------  ----------------  ----------------  ----------------  ---------------
Net increase (decrease) in net assets           (21,647,182)      (94,534,932)      (66,864,244)      (31,597,939)     (10,644,774)
Net assets beginning of period                  134,185,994       203,284,802       193,898,803        69,217,872      183,983,298
                                             --------------  ----------------  ----------------  ----------------  ---------------
Net assets end of period                     $  112,538,812  $    108,749,870  $    127,034,559  $     37,619,933  $   173,338,524
-------------------------------------------  ==============  ================  ================  ================  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007           10,354,984        10,936,421        13,728,758         4,447,846       14,527,869
       Units Issued                              10,762,356         2,695,045         5,634,448         1,765,260       10,887,730
       Units Redeemed                            (7,380,782)       (3,570,445)       (4,692,030)       (2,137,520)      (5,992,570)
                                             --------------  ----------------  ----------------  ----------------  ---------------
Units Outstanding at December 31, 2008           13,736,558        10,061,021        14,671,176         4,075,586       19,423,029
                                             ==============  ================  ================  ================  ===============

                                                                                                          JNL/
                                                 JNL/Capital         JNL/Capital       JNL/Capital    Credit Suisse       JNL/
                                               Guardian Global        Guardian        Guardian U.S.  Global Natural  Credit Suisse
                                                 Diversified     International Small  Growth Equity     Resources     Long/Short
                                             Research Portfolio     Cap Portfolio       Portfolio       Portfolio      Portfolio
                                             ------------------  -------------------  -------------  --------------  -------------
Operations
    Net investment income (loss)             $       (2,354,942) $          (165,073) $  (2,288,549) $   (4,859,049) $    (439,426)
    Net realized gain (loss) on investments          (9,264,001)          (3,626,943)    (6,219,109)    (37,787,393)       921,501
    Net change in unrealized appreciation
       (depreciation) on investments                (72,691,339)          (6,843,195)   (71,963,477)   (151,680,404)   (11,223,299)
                                             ------------------  -------------------  -------------  --------------  -------------
Net increase (decrease) in net assets
    from operations                                 (84,310,282)         (10,635,211)   (80,471,135)   (194,326,846)   (10,741,224)
                                             ------------------  -------------------  -------------  --------------  -------------
Contract transactions (1)
    Purchase payments (Note 4)                       40,288,996           13,121,006     43,343,345     102,036,200     15,210,469
    Surrenders and terminations                     (15,323,959)            (561,348)   (16,334,998)    (18,135,190)    (1,036,874)
    Transfers between portfolios                     24,218,716           11,137,508     25,843,341      (8,170,081)    17,617,322
    Net annuitization transactions                      (60,362)                  --        (42,599)       (113,851)       (43,625)
    Policyholder charges (Note 3)                      (163,098)              (7,620)      (204,383)       (442,831)       (20,719)
                                             ------------------  -------------------  -------------  --------------  -------------
Net increase (decrease) in net assets from
    contract transactions                            48,960,293           23,689,546     52,604,706      75,174,247     31,726,573
                                             ------------------  -------------------  -------------  --------------  -------------
Net increase (decrease) in net assets               (35,349,989)          13,054,335    (27,866,429)   (119,152,599)    20,985,349
Net assets beginning of period                      155,406,194            1,985,929    151,626,264     294,795,539     19,247,332
                                             ------------------  -------------------  -------------  --------------  -------------
Net assets end of period                     $      120,056,205  $        15,040,264  $ 123,759,835  $  175,642,940  $  40,232,681
-------------------------------------------  ==================  ===================  =============  ==============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2007                5,770,334              201,502      5,756,080      21,576,768      1,804,423
       Units Issued                                   4,599,804            5,048,951      3,826,332      25,601,253      5,672,931
       Units Redeemed                                (2,839,532)          (1,885,031)    (1,853,719)    (20,395,491)    (1,323,628)
                                             ------------------  -------------------  -------------  --------------  -------------
Units Outstanding at December 31, 2008                7,530,606            3,365,422      7,728,693      26,782,530      6,153,726
                                             ==================  ===================  =============  ==============  =============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                  JNL/Franklin
                                                JNL/Eagle       JNL/Eagle        JNL/Franklin       Templeton      JNL/Franklin
                                               Core Equity   SmallCap Equity  Templeton Founding  Global Growth      Templeton
                                                Portfolio       Portfolio     Strategy Portfolio    Portfolio    Income Portfolio
                                             --------------  ---------------  ------------------  -------------  ----------------
Operations
    Net investment income (loss)             $      567,503  $    (2,187,336) $       (2,025,908) $    (714,801) $     (4,189,522)
    Net realized gain (loss) on investments      10,052,362       (9,419,384)        (56,912,119)    (4,470,246)      (23,033,796)
    Net change in unrealized appreciation
       (depreciation) on investments            (36,484,953)     (55,600,313)       (262,705,773)   (17,901,248)      (71,102,309)
                                             --------------  ---------------  ------------------  -------------  ----------------
Net increase (decrease) in net assets
    from operations                             (25,865,088)     (67,207,033)       (321,643,800)   (23,086,295)      (98,325,627)
                                             --------------  ---------------  ------------------  -------------  ----------------
Contract transactions (1)
    Purchase payments (Note 4)                    3,137,917       20,748,987         194,436,331     16,248,888        62,608,536
    Surrenders and terminations                  (6,524,392)     (12,865,971)        (38,593,346)    (2,287,708)      (16,771,742)
    Transfers between portfolios                 (3,543,617)       8,080,184         (42,777,203)    (3,198,228)       14,563,113
    Net annuitization transactions                       --          (18,973)            (39,547)       (31,762)          (23,474)
    Policyholder charges (Note 3)                   (63,321)        (147,204)           (897,721)       (60,557)         (315,394)
                                             --------------  ---------------  ------------------  -------------  ----------------
Net increase (decrease) in net assets from
    contract transactions                        (6,993,413)      15,797,023         112,128,514     10,670,633        60,061,039
                                             --------------  ---------------  ------------------  -------------  ----------------
Net increase (decrease) in net assets           (32,858,501)     (51,410,010)       (209,515,286)   (12,415,662)      (38,264,588)
Net assets beginning of period                   70,254,143      159,201,448         762,485,093     47,195,349       252,304,185
                                             --------------  ---------------  ------------------  -------------  ----------------
Net assets end of period                     $   37,395,642  $   107,791,438  $      552,969,807  $  34,779,687  $    214,039,597
-------------------------------------------  ==============  ===============  ==================  =============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007            3,734,656        6,377,648          76,811,672      4,766,435        23,214,606
       Units Issued                                 733,991        3,396,170          38,419,028      3,228,911        14,226,166
       Units Redeemed                            (1,154,092)      (2,683,342)        (26,556,647)    (1,982,718)       (8,967,185)
                                             --------------  ---------------  ------------------  -------------  ----------------
Units Outstanding at December 31, 2008            3,314,555        7,090,476          88,674,053      6,012,628        28,473,587
                                             ==============  ===============  ==================  =============  ================

                                                                   JNL/Franklin        JNL/         JNL/Goldman        JNL/
                                                 JNL/Franklin       Templeton     Goldman Sachs   Sachs Emerging   Goldman Sachs
                                             Templeton Mutual       Small Cap       Core Plus      Markets Debt       Mid Cap
                                               Shares Portfolio  Value Portfolio  Bond Portfolio   Portfolio(a)   Value Portfolio
                                             ------------------  ---------------  --------------  --------------  ---------------
Operations
    Net investment income (loss)             $       (1,143,835) $      (307,621) $    6,015,429  $      (20,644) $      (563,460)
    Net realized gain (loss) on investments          (6,953,815)      (2,605,305)      3,098,821         (29,362)         244,279
    Net change in unrealized appreciation
       (depreciation) on investments                (26,037,663)     (24,184,597)    (34,779,113)         84,166      (39,238,534)
                                             ------------------  ---------------  --------------  --------------  ---------------
Net increase (decrease) in net assets
    from operations                                 (34,135,313)     (27,097,523)    (25,664,863)         34,160      (39,557,715)
                                             ------------------  ---------------  --------------  --------------  ---------------
Contract transactions (1)
    Purchase payments (Note 4)                       25,050,833       12,128,656      45,498,051       2,719,450       17,500,666
    Surrenders and terminations                      (4,153,764)      (3,589,077)    (31,527,694)        (67,201)      (5,611,623)
    Transfers between portfolios                      3,309,440       19,106,730     (41,184,511)      6,057,472        3,176,493
    Net annuitization transactions                      (33,219)          (9,503)        (61,271)             --           (4,995)
    Policyholder charges (Note 3)                       (87,714)         (74,599)       (472,053)         (1,258)        (113,144)
                                             ------------------  ---------------  --------------  --------------  ---------------
Net increase (decrease) in net assets from
    contract transactions                            24,085,576       27,562,207     (27,747,478)      8,708,463       14,947,397
                                             ------------------  ---------------  --------------  --------------  ---------------
Net increase (decrease) in net assets               (10,049,737)         464,684     (53,412,341)      8,742,623      (24,610,318)
Net assets beginning of period                       71,047,329       57,150,443     329,797,588              --       89,409,169
                                             ------------------  ---------------  --------------  --------------  ---------------
Net assets end of period                     $       60,997,592  $    57,615,127  $  276,385,247  $    8,742,623  $    64,798,851
-------------------------------------------  ==================  ===============  ==============  ==============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007                7,206,398        4,911,959      16,644,122              --        6,902,473
       Units Issued                                   5,913,306        5,648,320       6,766,975         973,871        4,831,625
       Units Redeemed                                (2,986,698)      (3,041,391)     (8,488,500)        (67,400)      (3,781,806)
                                             ------------------  ---------------  --------------  --------------  ---------------
Units Outstanding at December 31, 2008               10,133,006        7,518,888      14,922,597         906,471        7,952,292
                                             ==================  ===============  ==============  ==============  ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                  JNL/                                         JNL/JPMorgan
                                             Goldman Sachs     JNL/JPMorgan   JNL/JPMorgan   U.S. Government     JNL/Lazard
                                             Short Duration   International   MidCap Growth   & Quality Bond  Emerging Markets
                                             Bond Portfolio  Value Portfolio    Portfolio       Portfolio         Portfolio
                                             --------------  ---------------  -------------  ---------------  ----------------
Operations
    Net investment income (loss)             $    2,330,569  $       746,782  $  (1,534,256) $     3,873,540  $     (2,406,338)
    Net realized gain (loss) on investments      (2,924,748)       9,201,799     (2,238,153)       3,634,089        (1,878,277)
    Net change in unrealized appreciation
       (depreciation) on investments             (7,112,621)    (182,076,245)   (52,063,658)       9,295,629      (137,316,037)
                                             --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets
    from operations                              (7,706,800)    (172,127,664)   (55,836,067)      16,803,258      (141,600,652)
                                             --------------  ---------------  -------------  ---------------  ----------------
Contract transactions (1)
    Purchase payments (Note 4)                   22,178,819       47,875,143      8,253,144       41,947,693        71,453,366
    Surrenders and terminations                  (7,663,698)     (21,144,861)   (13,012,954)     (35,441,899)      (15,681,772)
    Transfers between portfolios                 14,589,429      (62,976,111)    (7,492,996)     234,687,634        (8,823,044)
    Net annuitization transactions                  (11,690)        (126,851)       (14,482)         (21,917)          (32,423)
    Policyholder charges (Note 3)                  (107,817)        (370,609)      (158,531)        (473,829)         (341,304)
                                             --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets from
    contract transactions                        28,985,043      (36,743,289)   (12,425,819)     240,697,682        46,574,823
                                             --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets            21,278,243     (208,870,953)   (68,261,886)     257,500,940       (95,025,829)
Net assets beginning of period                   65,965,619      396,407,155    133,042,383      190,858,701       243,760,002
                                             --------------  ---------------  -------------  ---------------  ----------------
Net assets end of period                     $   87,243,862  $   187,536,202  $  64,780,497  $   448,359,641  $    148,734,173
-------------------------------------------  ==============  ===============  =============  ===============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007            6,282,624       22,558,033      6,122,148       11,779,367        17,320,893
       Units Issued                              11,035,122        7,742,480      1,680,430       26,294,411        16,929,231
       Units Redeemed                            (8,339,883)     (10,644,718)    (2,449,206)     (11,553,491)      (12,744,625)
                                             --------------  ---------------  -------------  ---------------  ----------------
Units Outstanding at December 31, 2008            8,977,863       19,655,795      5,353,372       26,520,287        21,505,499
                                             ==============  ===============  =============  ===============  ================

                                                JNL/Lazard        JNL/Lazard        JNL/M&G         JNL/M&G        JNL/MCM
                                                 Mid Cap          Small Cap      Global Basics  Global Leaders     10 x 10
                                             Equity Portfolio  Equity Portfolio   Portfolio(a)   Portfolio(a)     Portfolio
                                             ----------------  ----------------  -------------  --------------  -------------
Operations
    Net investment income (loss)             $       (752,062) $     (1,439,066) $        (684) $         (567) $    (385,124)
    Net realized gain (loss) on investments       (30,878,744)      (16,500,014)       (12,440)         13,382     (5,131,364)
    Net change in unrealized appreciation
       (depreciation) on investments              (45,529,498)      (22,762,182)        14,639          22,780    (32,520,869)
                                             ----------------  ----------------  -------------  --------------  -------------
Net increase (decrease) in net assets
    from operations                               (77,160,304)      (40,701,262)         1,515          35,595    (38,037,357)
                                             ----------------  ----------------  -------------  --------------  -------------
Contract transactions (1)
    Purchase payments (Note 4)                     13,608,117         7,583,126        494,717         295,886     52,363,075
    Surrenders and terminations                   (15,829,868)       (8,235,095)          (864)         (1,029)    (3,129,835)
    Transfers between portfolios                  (24,622,921)       (9,562,198)        56,951          35,974     26,250,945
    Net annuitization transactions                    (77,645)              473             --              --             --
    Policyholder charges (Note 3)                    (248,512)         (145,118)            (3)             (2)       (34,909)
                                             ----------------  ----------------  -------------  --------------  -------------
Net increase (decrease) in net assets from
    contract transactions                         (27,170,829)      (10,358,812)       550,801         330,829     75,449,276
                                             ----------------  ----------------  -------------  --------------  -------------
Net increase (decrease) in net assets            (104,331,133)      (51,060,074)       552,316         366,424     37,411,919
Net assets beginning of period                    214,651,928       111,168,452             --              --     50,864,159
                                             ----------------  ----------------  -------------  --------------  -------------
Net assets end of period                     $    110,320,795  $     60,108,378  $     552,316  $     366,424   $  88,276,078
-------------------------------------------  ================  ================  =============  ==============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2007             11,206,112         7,129,999             --              --      5,187,556
       Units Issued                                 2,574,070         2,535,741         72,384          88,396     12,492,561
       Units Redeemed                              (4,244,558)       (3,289,047)        (6,598)        (44,412)    (3,331,703)
                                             ----------------  ----------------  -------------  --------------  -------------
Units Outstanding at December 31, 2008              9,535,624         6,376,693         65,786          43,984     14,348,414
                                             ================  ================  =============  ==============  =============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM
                                                 JNL/MCM       Bond Index    Communications    Consumer Brands      Dow 10
                                              25 Portfolio     Portfolio    Sector Portfolio  Sector Portfolio     Portfolio
                                             --------------  -------------  ----------------  ----------------  --------------
Operations
    Net investment income (loss)             $    7,373,997  $   8,436,845  $      1,015,892  $       (265,429) $   (8,943,454)
    Net realized gain (loss) on investments      17,781,744      2,384,884       (10,989,394)           26,834     (15,753,538)
    Net change in unrealized appreciation
       (depreciation) on investments           (232,971,095)    (6,442,644)      (13,458,874)       (8,110,916)   (302,071,782)
                                             --------------  -------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets
    from operations                            (207,815,354)     4,379,085       (23,432,376)       (8,349,511)   (326,768,774)
                                             --------------  -------------  ----------------  ----------------  --------------
Contract transactions (1)
    Purchase payments (Note 4)                   27,285,218     49,177,839         3,938,609         3,777,706      35,177,814
    Surrenders and terminations                 (36,568,033)   (23,865,910)       (4,223,231)       (2,099,235)    (42,104,583)
    Transfers between portfolios               (145,041,982)   (17,992,036)      (30,487,881)       11,060,331    (145,176,300)
    Net annuitization transactions                  (68,651)       (80,126)         (102,923)               --         (93,682)
    Policyholder charges (Note 3)                  (809,598)      (472,888)          (79,347)          (41,863)       (906,342)
                                             --------------  -------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets from
    contract transactions                      (155,203,046)     6,766,879       (30,954,773)       12,696,939    (153,103,093)
                                             --------------  -------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets          (363,018,400)    11,145,964       (54,387,149)        4,347,428    (479,871,867)
Net assets beginning of period                  689,744,274    303,351,612        82,005,620        17,958,818     815,546,625
                                             --------------  -------------  ----------------  ----------------  --------------
Net assets end of period                     $  326,725,874  $ 314,497,576  $     27,618,471  $     22,306,246  $  335,674,758
-------------------------------------------  ==============  =============  ================  ================  ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2007           57,880,581     25,865,848        13,424,784         1,718,632      73,138,636
       Units Issued                               6,823,763     13,269,239         6,665,794         3,202,902      10,307,980
       Units Redeemed                           (21,718,473)   (12,893,574)      (12,468,058)       (1,749,532)    (26,815,031)
                                             --------------  -------------  ----------------  ----------------  --------------
Units Outstanding at December 31, 2008           42,985,871     26,241,513         7,622,520         3,172,002      56,631,585
                                             ==============  =============  ================  ================  ==============

                                                                 JNL/MCM
                                                 JNL/MCM         Enhanced        JNL/MCM         JNL/MCM           JNL/MCM
                                              Dow Dividend    S&P 500 Stock    European 30      Financial         Global 15
                                                Portfolio    Index Portfolio  Portfolio(a)  Sector Portfolio      Portfolio
                                             --------------  ---------------  ------------  ----------------  ----------------
Operations
    Net investment income (loss)             $   (3,603,247) $       (50,617) $        772  $          45,778 $   (14,916,097)
    Net realized gain (loss) on investments     (54,615,268)      (3,411,945)         (491)       (15,084,453)      25,134,325
    Net change in unrealized appreciation
       (depreciation) on investments           (137,802,914)     (23,555,683)       17,486        (39,932,868)    (577,548,504)
                                             --------------  ---------------  ------------  ----------------  ----------------
Net increase (decrease) in net assets
    from operations                            (196,021,429)     (27,018,245)       17,767        (54,971,543)    (567,330,276)
                                             --------------  ---------------  ------------  ----------------  ----------------
Contract transactions (1)
    Purchase payments (Note 4)                   50,665,272        7,157,877       180,244         25,879,102       90,310,693
    Surrenders and terminations                 (17,863,464)      (4,703,022)       (1,367)        (5,329,965)     (65,523,382)
    Transfers between portfolios                (29,355,062)     (11,769,948)      196,262         55,024,475     (240,453,499)
    Net annuitization transactions                  (23,360)         (14,321)           --              9,200         (359,464)
    Policyholder charges (Note 3)                  (524,830)         (74,300)           (4)          (131,670)      (1,401,735)
                                             --------------  ---------------  ------------  ----------------  ----------------
Net increase (decrease) in net assets from
    contract transactions                         2,898,556       (9,403,714)      375,135         75,451,142     (217,427,387)
                                             --------------  ---------------  ------------  ----------------  ----------------
Net increase (decrease) in net assets          (193,122,873)     (36,421,959)      392,902         20,479,599     (784,757,663)
Net assets beginning of period                  381,087,943       79,149,314            --         51,639,955    1,308,354,520
                                             --------------  ---------------  ------------  ----------------  ----------------
Net assets end of period                     $  187,965,070  $    42,727,355  $    392,902  $     72,119,554  $    523,596,857
-------------------------------------------  ==============  ===============  ============  ================  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007           36,492,226        7,792,688            --          4,370,519       68,945,392
       Units Issued                              16,912,438        4,243,687        46,960         12,863,680       12,054,340
       Units Redeemed                           (17,253,615)      (5,195,753)       (1,233)        (4,616,240)     (26,607,787)
                                             --------------  ---------------  ------------  ----------------  ----------------
Units Outstanding at December 31, 2008           36,151,049        6,840,622        45,727         12,617,959       54,391,945
                                             ==============  ===============  ============  ================  ================

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                 JNL/MCM          JNL/MCM         JNL/MCM           JNL/MCM          JNL/MCM
                                                Healthcare        Index 5      International         JNL 5        JNL Optimized
                                             Sector Portfolio    Portfolio    Index Portfolio      Portfolio       5 Portfolio
                                             ----------------  -------------  ---------------  ----------------  ---------------
Operations
    Net investment income (loss)             $     (1,087,433) $    (126,399) $     1,648,842  $     21,205,582  $    (6,439,452)
    Net realized gain (loss) on investments        (3,235,312)    (2,285,609)      (6,782,307)      283,418,103      (13,097,234)
    Net change in unrealized appreciation
       (depreciation) on investments              (34,276,318)   (14,400,812)    (227,905,716)   (2,477,857,915)    (219,683,482)
                                             ----------------  -------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets
    from operations                               (38,599,063)   (16,812,820)    (233,039,181)   (2,173,234,230)    (239,220,168)
                                             ----------------  -------------  ---------------  ----------------  ---------------
Contract transactions (1)
    Purchase payments (Note 4)                     24,177,929     31,288,244       54,569,865       619,667,899      151,193,264
    Surrenders and terminations                    (9,938,234)    (1,756,247)     (30,053,997)     (222,885,508)     (17,061,652)
    Transfers between portfolios                   36,395,898     15,521,811      (49,140,531)     (675,834,070)      18,432,200
    Net annuitization transactions                    (33,215)            --         (172,985)         (716,328)          46,453
    Policyholder charges (Note 3)                    (206,669)       (38,152)        (709,362)       (5,825,360)        (427,351)
                                             ----------------  -------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets from
    contract transactions                          50,395,709     45,015,656      (25,507,010)     (285,593,367)     152,182,914
                                             ----------------  -------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets              11,796,646     28,202,836     (258,546,191)   (2,458,827,597)     (87,037,254)
Net assets beginning of period                    106,518,717     27,919,668      554,882,623     5,208,867,203      375,799,453
                                             ----------------  -------------  ---------------  ----------------  ---------------
Net assets end of period                     $    118,315,363  $  56,122,504  $   296,336,432  $  2,750,039,606  $   288,762,199
-------------------------------------------  ================  =============  ===============  ================  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007              8,577,438      2,823,670       27,401,164       376,758,384       31,419,740
       Units Issued                                10,939,140      7,063,431        8,051,522        84,496,080       27,646,962
       Units Redeemed                              (6,921,570)    (1,664,268)      (9,376,150)     (109,539,644)     (13,572,137)
                                             ----------------  -------------  ---------------  ----------------  ---------------
Units Outstanding at December 31, 2008             12,595,008      8,222,833       26,076,536       351,714,820       45,494,565
                                             ================  =============  ===============  ================  ===============

                                                 JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM        JNL/MCM
                                                Nasdaq 25    NYSE International     Oil & Gas      Pacific Rim 30     S&P 10
                                                Portfolio       25 Portfolio     Sector Portfolio   Portfolio(a)     Portfolio
                                             --------------  ------------------  ----------------  --------------  -------------
Operations
    Net investment income (loss)             $   (1,297,692) $       (1,241,685) $     (5,126,721) $         (929) $  (9,330,992)
    Net realized gain (loss) on investments      (2,210,184)         (8,190,797)       15,031,960             (17)     3,522,952
    Net change in unrealized appreciation
       (depreciation) on investments            (38,002,224)        (33,914,219)     (205,567,250)         35,235   (341,032,066)
                                             --------------  ------------------  ----------------  --------------  -------------
Net increase (decrease) in net assets
    from operations                             (41,510,100)        (43,346,701)     (195,662,011)         34,289   (346,840,106)
                                             --------------  ------------------  ----------------  --------------  -------------
Contract transactions (1)
    Purchase payments (Note 4)                   13,731,323          26,207,703        93,555,547         205,837     30,350,164
    Surrenders and terminations                  (4,621,779)         (5,612,306)      (32,616,785)         (1,989)   (42,058,216)
    Transfers between portfolios                (21,705,705)         10,071,632        (4,600,272)        251,323   (154,142,130)
    Net annuitization transactions                   (8,472)                 --          (185,048)             --       (107,608)
    Policyholder charges (Note 3)                  (121,716)           (181,480)         (740,732)             (1)      (953,896)
                                             --------------  ------------------  ----------------  --------------  -------------
Net increase (decrease) in net assets from
    contract transactions                       (12,726,349)         30,485,549        55,412,710         455,170   (166,911,686)
                                             --------------  ------------------  ----------------  --------------  -------------
Net increase (decrease) in net assets           (54,236,449)        (12,861,152)     (140,249,301)        489,459   (513,751,792)
Net assets beginning of period                  106,384,536          63,560,988       443,808,211              --    833,493,043
                                             --------------  ------------------  ----------------  --------------  -------------
Net assets end of period                     $   52,148,087  $       50,699,836  $    303,558,910  $      489,459  $ 319,741,251
-------------------------------------------  ==============  ==================  ================  ==============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2007            8,393,161           5,504,285        12,229,193              --     58,972,536
       Units Issued                               3,869,096           7,500,480        10,585,765          52,875      8,308,621
       Units Redeemed                            (5,111,099)         (4,740,187)       (9,060,409)         (1,690)   (21,621,029)
                                             --------------  ------------------  ----------------  --------------  -------------
Units Outstanding at December 31, 2008            7,151,158           8,264,578        13,754,549          51,185     45,660,128
                                             ==============  ==================  ================  ==============  =============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                 JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM         JNL/MCM
                                                 S&P 24       S&P 400 MidCap        S&P 500          S&P SMid     Select Small-Cap
                                                Portfolio     Index Portfolio   Index Portfolio    60 Portfolio       Portfolio
                                              --------------  ---------------  -----------------  --------------  -----------------
Operations
   Net investment income (loss)               $     (435,698) $    (2,014,631) $        (190,602) $     (764,522) $      (6,496,636)
   Net realized gain (loss) on investments        (1,537,583)       5,851,210        (13,879,071)     (4,423,393)        10,028,441
   Net change in unrealized appreciation
     (depreciation) on investments                (7,952,621)    (150,382,081)      (198,777,806)    (11,004,445)      (222,223,015)
                                              --------------  ---------------  -----------------  --------------  -----------------
Net increase (decrease) in net assets
   from operations                                (9,925,902)    (146,545,502)      (212,847,479)    (16,192,360)      (218,691,210)
                                              --------------  ---------------  -----------------  --------------  -----------------
Contract transactions (1)
   Purchase payments (Note 4)                      6,131,114       31,637,211         47,935,478      11,953,193         31,371,756
   Surrenders and terminations                    (1,226,660)     (24,001,175)       (35,211,530)     (2,273,214)       (35,428,290)
   Transfers between portfolios                    8,236,158      (39,032,522)        (7,056,027)     15,063,129       (106,414,764)
   Net annuitization transactions                         --         (124,266)          (109,748)             --            (83,304)
   Policyholder charges (Note 3)                     (26,443)        (562,550)          (776,927)        (57,679)          (816,461)
                                              --------------  ---------------  -----------------  --------------  -----------------
Net increase (decrease) in net assets from
   contract transactions                          13,114,169      (32,083,302)         4,781,246      24,685,429       (111,371,063)
                                              --------------  ---------------  -----------------  --------------  -----------------
Net increase (decrease) in net assets              3,188,267     (178,628,804)      (208,066,233)      8,493,069       (330,062,273)
Net assets beginning of period                    22,725,802      414,090,413        561,046,082      32,446,860        628,445,176
                                              --------------  ---------------  -----------------  --------------  -----------------
Net assets end of period                      $   25,914,069  $   235,461,609  $     352,979,849  $   40,939,929  $     298,382,903
------------------------------------------    ==============  ===============  =================  ==============  =================

(1) Contract unit transactions
Units Outstanding at December 31, 2007             2,111,462       25,779,781         44,589,782       3,676,287         34,012,464
       Units Issued                                3,004,864        6,760,177         13,883,676       6,628,387          5,118,876
       Units Redeemed                             (1,473,398)      (8,653,244)       (12,689,602)     (3,535,289)       (11,792,56
                                              --------------  ---------------  -----------------  --------------  -----------------)
Units Outstanding at December 31, 2008             3,642,928       23,886,714         45,783,856       6,769,385         27,338,779
                                              ==============  ===============  =================  ==============  =================

                                                                                                                          JNL/
                                                  JNL/MCM          JNL/MCM           JNL/MCM                          Oppenheimer
                                                 Small Cap        Technology      Value Line 30        JNL/MCM       Global Growth
                                              Index Portfolio  Sector Portfolio     Portfolio       VIP Portfolio      Portfolio
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Operations
   Net investment income (loss)               $    (1,058,413) $     (1,260,615) $    (11,657,888) $      (605,705) $      (454,623)
   Net realized gain (loss) on investments         (3,227,361)       (8,041,319)       (1,666,742)      70,667,429       11,206,286
   Net change in unrealized appreciation
     (depreciation) on investments               (103,413,662)      (35,705,812)     (490,827,766)    (250,340,581)     (89,861,479)
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Net increase (decrease) in net assets
   from operations                               (107,699,436)      (45,007,746)     (504,152,396)    (180,278,857)     (79,109,816)
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                       26,082,609       17,723,149       127,732,107       48,956,398       19,769,113
   Surrenders and terminations                    (19,034,324)       (7,763,740)      (51,066,318)     (18,679,972)     (12,780,128)
   Transfers between portfolios                   (21,726,121)      (14,768,612)     (152,741,202)     (43,482,998)     (19,231,092)
   Net annuitization transactions                     (41,392)           (8,852)          (59,755)         (80,757)         (43,343)
   Policyholder charges (Note 3)                     (453,167)         (176,673)       (1,579,552)        (506,923)        (206,033)
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                          (15,172,395)       (4,994,728)      (77,714,720)     (13,794,252)     (12,491,483)
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Net increase (decrease) in net assets            (122,871,831)      (50,002,474)     (581,867,116)    (194,073,109)     (91,601,299)
Net assets beginning of period                    316,673,168        99,763,397     1,099,739,990      422,290,328      196,598,584
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Net assets end of period                      $   193,801,337  $     49,760,923  $    517,872,874  $   228,217,219  $   104,997,285
------------------------------------------    ===============  ================  ================  ===============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007             21,145,571        14,471,996        61,930,772       29,419,417       13,001,501
       Units Issued                                 5,531,076        12,136,083        17,502,165        7,554,030        2,826,184
       Units Redeemed                              (6,455,641)      (13,585,053)      (23,009,254)      (8,723,649)      (3,903,347)
                                              ---------------  ----------------  ----------------  ---------------  ---------------
Units Outstanding at December 31, 2008             20,221,006        13,023,026        56,423,683       28,249,798       11,924,338
                                              ===============  ================  ================  ===============  ===============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                                        JNL/
                                                  JNL/PAM           JNL/PAM        JNL/PIMCO         JNL/PIMCO       PPM America
                                               Asia ex-Japan      China-India     Real Return      Total Return      Core Equity
                                                Portfolio(a)     Portfolio(a)      Portfolio      Bond Portfolio      Portfolio
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Operations
   Net investment income (loss)              $             15  $      (299,458) $      (869,524) $    23,438,873  $       (711,146)
   Net realized gain (loss) on investments         (3,460,850)      (6,962,532)      (2,118,707)      30,856,744        (2,610,062)
   Net change in unrealized appreciation
     (depreciation) on investments                   (841,418)      (8,196,803)     (53,220,897)     (75,446,225)      (25,004,940)
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets
   from operations                                 (4,302,253)     (15,458,793)     (56,209,128)     (21,150,608)      (28,326,148)
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                       3,728,640       12,995,797      109,831,638      176,780,817         2,021,545
   Surrenders and terminations                       (153,596)      (1,647,258)     (37,243,724)     (73,731,800)       (9,740,697)
   Transfers between portfolios                     4,663,464       29,028,151      332,552,062      192,823,131        (2,195,945)
   Net annuitization transactions                          --               --         (103,216)        (369,359)            2,451
   Policyholder charges (Note 3)                       (2,052)         (47,392)        (871,168)      (1,291,431)          (73,130)
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                            8,236,456       40,329,298      404,165,592      294,211,358        (9,985,776)
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Net increase (decrease) in net assets               3,934,203       24,870,505      347,956,464      273,060,750       (38,311,924)
Net assets beginning of period                             --               --       75,389,774      598,011,551        75,770,750
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Net assets end of period                     $      3,934,203  $    24,870,505  $   423,346,238  $   871,072,301  $     37,458,826
------------------------------------------   ================  ===============  ===============  ===============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007                     --               --        6,906,343       40,603,202         4,013,494
       Units Issued                                 2,872,677       12,246,468       63,358,491       40,763,515           363,748
       Units Redeemed                              (2,054,102)      (6,282,817)     (29,260,272)     (21,809,071)       (1,015,436)
                                             ----------------  ---------------  ---------------  ---------------  ----------------
Units Outstanding at December 31, 2008                818,575        5,963,651       41,004,562       59,557,646         3,361,806
                                             ================  ===============  ===============  ===============  ================

                                                    JNL/              JNL/            JNL/             JNL/             JNL/
                                                 PPM America      PPM America      PPM America     PPM America    Red Rocks Listed
                                                 High Yield      Mid Cap Value   Small Cap Value   Value Equity    Private Equity
                                               Bond Portfolio     Portfolio(a)    Portfolio(a)      Portfolio       Portfolio(b)
                                              ----------------  ---------------  ---------------  --------------  ----------------
Operations
   Net investment income (loss)               $     15,036,090  $       (40,084) $       (13,505) $      866,225  $         35,447
   Net realized gain (loss) on investments         (38,490,930)      (3,016,033)        (736,300)      5,392,193          (234,435)
   Net change in unrealized appreciation
     (depreciation) on investments                 (49,152,243)      (1,746,476)      (1,551,437)    (59,148,066)       (1,399,049)
                                              ----------------  ---------------  ---------------  --------------  ----------------
Net increase (decrease) in net assets
   from operations                                 (72,607,083)      (4,802,593)      (2,301,242)    (52,889,648)       (1,598,037)
                                              ----------------  ---------------  ---------------  --------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                       22,703,000        2,055,986        2,146,602       3,816,816         6,564,082
   Surrenders and terminations                     (23,942,259)        (325,885)        (157,785)    (14,135,513)          (54,504)
   Transfers between portfolios                    (20,707,517)       6,456,144        5,079,390        (490,622)        7,191,065
   Net annuitization transactions                     (123,025)              --               --           4,459                --
   Policyholder charges (Note 3)                      (397,477)         (10,691)          (4,454)       (106,925)             (867)
                                              ----------------  ---------------  ---------------  --------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                           (22,467,278)       8,175,554        7,063,753     (10,911,785)       13,699,776
                                              ----------------  ---------------  ---------------  --------------  ----------------
Net increase (decrease) in net assets              (95,074,361)       3,372,961        4,762,511     (63,801,433)       12,101,739
Net assets beginning of period                     267,489,724               --              --      119,368,593                --
                                              ----------------  ---------------  ---------------  --------------  ----------------
Net assets end of period                      $    172,415,363  $     3,372,961  $     4,762,511  $   55,567,160  $     12,101,739
------------------------------------------    ================  ===============  ===============  ==============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007              20,645,862               --               --       6,244,762                --
       Units Issued                                 12,672,507        1,925,697        1,108,171       1,669,904         2,090,467
       Units Redeemed                              (13,948,783)      (1,326,334)        (343,811)     (2,388,330)          (46,788)
                                              ----------------  ---------------  ---------------  --------------  ----------------
Units Outstanding at December 31, 2008              19,369,586          599,363          764,360       5,526,336         2,043,679
                                              ================  ===============  ===============  ==============  ================

(a)   Commencement of operations March 31, 2008.

(b)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                JNL/S&P                                                JNL/S&P
                                                              Competitive        JNL/S&P            JNL/S&P          Disciplined
                                               JNL/S&P 4       Advantage       Disciplined        Disciplined          Moderate
                                               Portfolio       Portfolio     Growth Portfolio  Moderate Portfolio  Growth Portfolio
                                            ---------------  --------------  ----------------  ------------------  ----------------
Operations
   Net investment income (loss)             $    (2,972,658) $      (81,264) $         13,582  $         (181,408) $       (145,228)
   Net realized gain (loss) on investments      (12,180,790)     (2,462,453)       (2,024,054)         (1,996,076)       (3,225,855)
   Net change in unrealized appreciation
     (depreciation) on investments              (63,129,882)     (7,752,847)       (8,629,592)        (13,719,885)      (22,326,391)
                                            ---------------  --------------  ----------------  ------------------  ----------------
Net increase (decrease) in net assets
   from operations                              (78,283,330)    (10,296,564)      (10,640,064)        (15,897,369)      (25,697,474)
                                            ---------------  --------------  ----------------  ------------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                   162,935,583      14,439,648        13,585,815          24,570,384        38,525,307
   Surrenders and terminations                   (8,342,315)     (1,557,464)         (762,814)         (2,772,013)       (2,855,760)
   Transfers between portfolios                 157,543,060      17,872,336         7,154,126          16,374,392        22,982,433
   Net annuitization transactions                         --             --                --            (29,035)                --
   Policyholder charges (Note 3)                   (145,979)        (43,521)          (12,888)            (48,845)          (35,510)
                                            ---------------  --------------  ----------------  ------------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                        311,990,349      30,710,999        19,964,239          38,094,883        58,616,470
                                            ---------------  --------------  ----------------  ------------------  ----------------
Net increase (decrease) in net assets           233,707,019      20,414,435         9,324,175          22,197,514        32,918,996
Net assets beginning of period                   22,021,782       6,230,889        15,682,735          33,590,592        38,399,737
                                            ---------------  --------------  ----------------  ------------------  ----------------
Net assets end of period                    $   255,728,801  $   26,645,324  $     25,006,910 $        55,788,106  $     71,318,733
------------------------------------------  ===============  ==============  ================  ==================  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007            2,220,823         628,714         1,496,107           3,189,662         3,658,371
       Units Issued                              42,078,624       5,635,315         3,751,989           5,860,463         8,815,109
       Units Redeemed                            (5,952,969)     (2,391,540)       (1,251,916)         (1,709,035)       (1,899,070)
                                            ---------------  --------------  ----------------  ------------------  ----------------
Units Outstanding at December 31, 2008           38,346,478       3,872,489         3,996,180           7,341,090        10,574,410
                                            ===============  ==============  ================  ==================  ================

                                                JNL/S&P            JNL/S&P                               JNL/             JNL/
                                            Dividend Income        Growth             JNL/S&P        S&P Managed       S&P Managed
                                               & Growth          Retirement       Intrinsic Value     Aggressive      Conservative
                                               Portfolio     Strategy Portfolio      Portfolio     Growth Portfolio     Portfolio
                                            ---------------  ------------------  ----------------  ----------------  --------------
Operations
   Net investment income (loss)             $       583,431  $           49,641  $       (177,412) $     (5,839,500) $     8,560,625
   Net realized gain (loss) on investments       (1,170,192)            (45,438)       (5,182,041)       25,371,279      (3,935,859)
   Net change in unrealized appreciation
     (depreciation) on investments               (4,336,302)           (298,751)      (10,025,929)     (249,172,602)    (64,160,775)
                                            ---------------  ------------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets
   from operations                               (4,923,063)           (294,548)      (15,385,382)     (229,640,823)    (59,536,009)
                                            ---------------  ------------------  ----------------  ----------------  --------------
Contract transactions (1)
   Purchase payments (Note 4)                    17,734,079               69,832       20,177,260        48,167,113      85,536,507
   Surrenders and terminations                    (862,678)             (96,268)       (2,335,217)      (49,265,568)    (31,202,765)
   Transfers between portfolios                  20,834,474              54,208        15,336,252      (40,351,672)     139,780,670
   Net annuitization transactions                   153,197                  --                --          (16,990)          64,633
   Policyholder charges (Note 3)                    (17,421)                (70)          (64,772)         (832,045)       (608,894)
                                            ---------------  ------------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets from
   contract transactions                         37,841,651              27,702        33,113,523       (42,299,162)     193,570,151
                                            ---------------  ------------------  ----------------  ----------------  --------------
Net increase (decrease) in net assets            32,918,588            (266,846)       17,728,141      (271,939,985)     134,034,142
Net assets beginning of period                      737,713             815,294        11,822,442       606,719,072      240,837,191
                                            ---------------  ------------------  ----------------  ----------------  --------------
Net assets end of period                    $    33,656,301  $          548,448  $     29,550,583  $    334,779,087  $  374,871,333
------------------------------------------  ===============  ==================  ================  ================  ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2007               75,568              76,247         1,192,657        37,209,909      20,751,298
       Units Issued                               5,439,725              12,625         6,797,811         6,596,390      29,036,242
       Units Redeemed                              (783,916)            (13,447)       (3,265,267)       (9,533,318)    (11,749,946)
                                            ---------------  ------------------  ----------------  ----------------  --------------
Units Outstanding at December 31, 2008            4,731,377              75,425         4,725,201        34,272,981      38,037,594
                                            ===============  ==================  ================  ================  ==============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                                         JNL/S&P
                                                                   JNL/              JNL/              JNL/S&P          Moderate
                                                  JNL/          S&P Managed      S&P Managed       Moderate Growth     Retirement
                                              S&P Managed        Moderate          Moderate          Retirement         Strategy
                                            Growth Portfolio     Portfolio     Growth Portfolio  Strategy Portfolio    Portfolio
                                            ----------------  ---------------  ----------------  ------------------  --------------
Operations
   Net investment income (loss)             $    (10,787,672) $    12,239,148  $      6,581,941  $           73,382  $       96,153
   Net realized gain (loss) on investments        51,999,312      (4,152,929)        21,456,483             (20,336)         (8,246)
   Net change in unrealized appreciation
     (depreciation) on investments              (470,914,100)    (145,635,471)     (395,760,052)           (248,256)       (306,907)
                                            ----------------  ---------------  ----------------  ------------------  --------------
Net increase (decrease) in net assets
   from operations                              (429,702,460)    (137,549,252)     (367,721,628)           (195,210)       (219,000)
                                            ----------------  ---------------  ----------------  ------------------  --------------
Contract transactions (1)
   Purchase payments (Note 4)                    113,516,187      114,944,987       186,709,830                  --         250,000
   Surrenders and terminations                  (100,625,361)     (43,894,327)      (94,586,596)            (14,817)        (39,857)
   Transfers between portfolios                  (60,637,993)     102,540,548       (71,938,436)            120,207         822,094
   Net annuitization transactions                   (347,073)         (54,837)         (517,739)                 --              --
   Policyholder charges (Note 3)                  (1,681,825)        (883,703)       (1,469,983)                 --              --
                                            ----------------  ---------------  ----------------  ------------------  --------------
Net increase (decrease) in net assets from
   contract transactions                         (49,776,065)     172,652,668        18,197,076             105,390       1,032,237
                                            ----------------  ---------------  ----------------  ------------------  --------------
Net increase (decrease) in net assets           (479,478,525)      35,103,416      (349,524,552)            (89,820)        813,237
Net assets beginning of period                 1,201,072,916      475,927,883     1,251,889,393             673,315         294,953
                                            ----------------  ---------------  ----------------  ------------------  --------------
Net assets end of period                    $    721,594,391  $   511,031,299  $    902,364,841  $          583,495  $    1,108,190
------------------------------------------  ================  ===============  ================  ==================  ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2007            74,650,365       38,279,657        82,229,721              63,438          28,094
       Units Issued                               14,751,855       27,195,640        20,100,708              62,597         106,680
       Units Redeemed                            (19,031,822)     (12,456,983)      (19,219,487)            (52,430)         (6,145)
                                            ----------------  ---------------  ----------------  ------------------  --------------
Units Outstanding at December 31, 2008            70,370,398       53,018,314        83,110,942              73,605         128,629
                                            ================  ===============  ================  ==================  ==============

                                                                                                    JNL/
                                                JNL/S&P          JNL/S&P          JNL/S&P      S&P Retirement      JNL/S&P
                                            Retirement 2015  Retirement 2020  Retirement 2025      Income        Total Yield
                                               Portfolio        Portfolio        Portfolio       Portfolio        Portfolio
                                            ---------------  ---------------  ---------------  --------------  ---------------
Operations
   Net investment income (loss)             $      (320,378) $       (38,409) $       (26,422) $       51,114  $        31,939
   Net realized gain (loss) on investments       (1,374,092)         (90,197)        (184,113)       (340,137)      (3,164,214)
   Net change in unrealized appreciation
     (depreciation) on investments               (8,954,796)      (4,090,812)      (2,588,390)     (7,954,488)      (8,598,047)
                                            ---------------  ---------------  ---------------  --------------  ---------------
Net increase (decrease) in net assets
   from operations                              (10,649,266)      (4,219,418)      (2,798,925)     (8,243,511)     (11,730,322)
                                            ---------------  ---------------  ---------------  --------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                     8,820,316        5,031,591        2,904,340      14,798,993       12,610,236
   Surrenders and terminations                   (1,472,377)        (442,001)        (471,927)     (3,653,879)        (988,777)
   Transfers between portfolios                  12,637,666        1,551,934        1,725,658      13,595,092       25,263,286
   Net annuitization transactions                    (6,245)              --               --          50,975               --
   Policyholder charges (Note 3)                    (22,133)          (7,200)         (17,564)        (39,316)         (20,866)
                                            ---------------  ---------------  ---------------  --------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                         19,957,227        6,134,324        4,140,507      24,751,865       36,863,879
                                            ---------------  ---------------  ---------------  --------------  ---------------
Net increase (decrease) in net assets             9,307,961        1,914,906        1,341,582      16,508,354       25,133,557
Net assets beginning of period                   15,823,765        8,360,905        4,776,579      29,043,838        3,265,347
                                            ---------------  ---------------  ---------------  --------------  ---------------
Net assets end of period                    $    25,131,726  $    10,275,811  $     6,118,161  $   45,552,192  $    28,398,904
------------------------------------------  ===============  ===============  ===============  ==============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007            1,358,920          710,408          400,249       2,615,299          324,611
       Units Issued                               4,510,989          868,596          617,458       3,993,920        6,347,508
       Units Redeemed                            (2,727,105)        (249,921)        (209,298)     (1,510,854)      (2,210,242)
                                            ---------------  ---------------  ---------------  --------------  ---------------
Units Outstanding at December 31, 2008            3,142,804        1,329,083          808,409       5,098,365        4,461,877
                                            ===============  ===============  ===============  ==============  ===============

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                   JNL/Select           JNL/Select              JNL/
                                                    Balanced           Money Market         Select Value
                                                    Portfolio            Portfolio            Portfolio
                                               ------------------   ------------------   ------------------
Operations
   Net investment income (loss)                $        4,227,809   $        3,297,750   $       (3,029,089)
   Net realized gain (loss) on investments              9,319,740                    8          (11,174,263)
   Net change in unrealized appreciation
     (depreciation) on investments                   (137,331,388)                  (8)         (63,620,285)
                                               ------------------   ------------------   ------------------
Net increase (decrease) in net assets
     from operations                                 (123,783,839)           3,297,750          (77,823,637)
                                               ------------------   ------------------   ------------------
Contract transactions (1)
   Purchase payments (Note 4)                          87,954,187          366,020,533           31,638,934
   Surrenders and terminations                        (49,461,508)        (228,882,959)         (14,210,335)
   Transfers between portfolios                        21,131,509          448,245,072           (2,863,043)
   Net annuitization transactions                        (293,748)          (1,189,009)             (76,342)
   Policyholder charges (Note 3)                         (624,516)          (4,805,226)            (263,568)
                                               ------------------   ------------------   ------------------
Net increase (decrease) in net assets from
   contract transactions                               58,705,924          579,388,411           14,225,646
                                               ------------------   ------------------   ------------------
Net increase (decrease) in net assets                 (65,077,915)         582,686,161          (63,597,991)
Net assets beginning of period                        497,883,854          618,006,127          217,134,887
                                               ------------------   ------------------   ------------------
Net assets end of period                       $      432,805,939   $    1,200,692,288   $      153,536,896
------------------------------------------     ==================   ==================   ==================

(1) Contract unit transactions
Units Outstanding at December 31, 2007                 18,482,233           48,897,221            9,897,293
       Units Issued                                     7,562,702          119,481,577            4,063,714
       Units Redeemed                                  (5,619,500)         (73,717,657)          (3,293,875)
                                               ------------------   ------------------   ------------------
Units Outstanding at December 31, 2008                 20,425,435           94,661,141           10,667,132
                                               ==================   ==================   ==================

                                                   JNL/T.Rowe          JNL/T.Rowe          JNL/T.Rowe
                                               Price Established      Price Mid-Cap        Price Value
                                                Growth Portfolio    Growth Portfolio        Portfolio
                                               -----------------   ------------------   -----------------
Operations
   Net investment income (loss)                $      (6,471,387)  $       (6,747,855)  $         778,784
   Net realized gain (loss) on investments           (11,887,570)           9,570,094          14,360,234
   Net change in unrealized appreciation
     (depreciation) on investments                  (219,540,661)        (220,233,224)       (159,230,308)
                                               -----------------   ------------------   -----------------
Net increase (decrease) in net assets
     from operations                                (237,899,618)        (217,410,985)       (144,091,290)
                                               -----------------   ------------------   -----------------
Contract transactions (1)
   Purchase payments (Note 4)                         51,999,325           69,847,852          27,308,575
   Surrenders and terminations                       (50,427,000)         (41,988,315)        (29,092,465)
   Transfers between portfolios                      (20,114,007)         (11,219,185)        (16,644,674)
   Net annuitization transactions                       (391,044)             (94,978)           (199,977)
   Policyholder charges (Note 3)                        (585,445)            (586,821)           (361,741)
                                               -----------------   ------------------   -----------------
Net increase (decrease) in net assets from
   contract transactions                             (19,518,171)          15,958,553         (18,990,282)
                                               -----------------   ------------------   -----------------
Net increase (decrease) in net assets               (257,417,789)        (201,452,432)       (163,081,572)
Net assets beginning of period                       558,542,995          510,648,261         367,321,448
                                               -----------------   ------------------   -----------------
Net assets end of period                       $     301,125,206   $      309,195,829   $     204,239,876
------------------------------------------     =================   ==================   =================

(1) Contract unit transactions
Units Outstanding at December 31, 2007                18,570,197           12,275,244          22,937,684
       Units Issued                                    3,519,089            3,852,084           5,115,380
       Units Redeemed                                 (4,522,701)          (3,638,961)         (6,283,120)
                                               -----------------   ------------------   -----------------
Units Outstanding at December 31, 2008                17,566,585           12,488,367          21,769,944
                                               =================   ==================   =================

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                           Fifth Third
                                         Fifth Third       Disciplined        Fifth Third                             JNL/AIM
                                          Balanced           Value              Mid Cap          Fifth Third       International
                                             VIP              VIP                 VIP           Quality Growth         Growth
                                        Portfolio(b)      Portfolio(b)        Portfolio(b)     VIP Portfolio(b)      Portfolio
                                        -------------    ---------------    ---------------    ----------------   --------------
Operations
   Net investment income (loss)         $         262    $       160,596    $        (7,229)   $        150,687   $       27,990
   Net realized gain (loss) on
      investments                              15,149          1,741,014            943,593           1,452,968       10,857,758
   Net change in unrealized
      appreciation (depreciation)
      on investments                           (6,503)        (1,377,439)          (563,207)           (676,053)         627,133
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets
   from operations                              8,908            524,171            373,157             927,602       11,512,881
                                        -------------    ---------------    ---------------    ----------------   --------------
Contract transactions (1)
   Purchase payments (Note 4)                      --            112,552             44,905             108,170       37,276,165
   Surrenders and terminations                 (8,694)          (264,329)          (116,684)           (219,111)     (17,344,153)
   Transfers between portfolios              (145,748)        (8,388,952)        (3,419,076)         (6,837,085)      39,474,859
   Net annuitization transactions                  --                 --                 --                  --           70,784
   Policyholder charges (Note 3)                  (77)            (6,223)            (2,700)             (5,039)        (163,422)
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets
   from contract transactions                (154,519)        (8,546,952)        (3,493,555)         (6,953,065)      59,314,233
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets        (145,611)        (8,022,781)        (3,120,398)         (6,025,463)      70,827,114
Net assets beginning of period                145,611          8,022,781          3,120,398           6,025,463      132,457,688
                                        -------------    ---------------    ---------------    ----------------   --------------
Net assets end of period                $          --    $            --    $            --    $             --   $  203,284,802
--------------------------------------  =============    ===============    ===============    ================   ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006         11,321            434,095            178,550             788,606        7,661,510
       Units Issued                             9,911             19,139              8,183              45,765        5,486,693
       Units Redeemed                         (21,232)          (453,234)          (186,733)           (834,371)      (2,211,782)
                                        -------------    ---------------    ---------------    ----------------   --------------
Units Outstanding at December 31, 2007             --                 --                 --                  --       10,936,421
                                        =============    ===============    ===============    ================   ==============

                                                                                                                   JNL/Capital
                                           JNL/AIM                              JNL/AIM                              Guardian
                                          Large Cap          JNL/AIM           Small Cap          JNL/Alger           Global
                                           Growth          Real Estate          Growth              Growth           Balanced
                                          Portfolio         Portfolio          Portfolio         Portfolio(a)       Portfolio
                                        -------------    ---------------    ---------------    ----------------   --------------
Operations
   Net investment income (loss)         $  (1,393,680)   $     1,886,988    $      (788,501)   $       (380,071)  $    1,549,194
   Net realized gain (loss) on
      investments                          14,889,530          8,635,274          7,575,368          27,307,517       17,459,838
   Net change in unrealized
      appreciation (depreciation) on
      investments                           5,953,536        (45,025,484)        (2,104,846)        (16,163,940)     (10,071,629)
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets
   from operations                         19,449,386        (34,503,222)         4,682,021          10,763,506        8,937,403
                                        -------------    ---------------    ---------------    ----------------   --------------
Contract transactions (1)
   Purchase payments (Note 4)              19,676,560         81,675,947         11,579,533           2,525,848       23,991,944
   Surrenders and terminations            (12,271,938)       (10,409,521)        (6,158,905)         (7,522,618)     (20,109,781)
   Transfers between portfolios            77,848,911        (54,146,991)        11,391,869        (137,550,481)      19,962,396
   Net annuitization transactions             (52,565)           (13,641)            (4,475)            (43,001)         (78,806)
   Policyholder charges (Note 3)             (235,251)          (237,225)          (135,502)            (84,073)        (240,794)
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets
   from contract transactions              84,965,717         16,868,569         16,672,520        (142,674,325)      23,524,959
                                        -------------    ---------------    ---------------    ----------------   --------------
Net increase (decrease) in net assets     104,415,103        (17,634,653)        21,354,541        (131,910,819)      32,462,362
Net assets beginning of period             89,483,700        151,820,647         47,863,331         131,910,819      151,520,936
                                        -------------    ---------------    ---------------    ----------------   --------------
Net assets end of period                $ 193,898,803    $   134,185,994    $    69,217,872    $             --   $  183,983,298
-------------------------------------   =============    ===============    ===============    ================   ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006      7,209,939          9,795,414          3,368,327           6,620,731       12,673,661
       Units Issued                         9,418,929          9,961,160          2,159,234             259,892        5,031,893
       Units Redeemed                      (2,900,110)        (9,401,590)        (1,079,715)         (6,880,623)      (3,177,685)
                                        -------------    ---------------    ---------------    ----------------   --------------
Units Outstanding at December 31, 2007     13,728,758         10,354,984          4,447,846                  --       14,527,869
                                        =============    ===============    ===============    ================   ==============

(a)   The period is from January 1, 2007 through acquisition April 27, 2007.

(b)   The period is from January 1, 2007 through liquidation October 12, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                      JNL/Credit
                                                  JNL/Capital     JNL/Capital                           Suisse
                                               Guardian Global     Guardian        JNL/Capital          Global            JNL/
                                                 Diversified     International     Guardian U.S.       Natural        Credit Suisse
                                                  Research          SmallCap       Growth Equity      Resources        Long/Short
                                                  Portfolio       Portfolio(b)      Portfolio        Portfolio(a)      Portfolio(a)
                                               ---------------   -------------    --------------    --------------    -------------
Operations
   Net investment income (loss)                $      (887,907)  $      (1,734)   $   (2,072,396)   $   (1,988,608)   $    (123,919)
   Net realized gain (loss) on investments           3,881,639             (33)        4,975,265         2,604,318          179,675
   Net change in unrealized appreciation
     (depreciation) on investments                  15,772,849          14,930         6,828,210        21,605,879          416,474
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   operations                                       18,766,581          13,163         9,731,079        22,221,589          472,230
                                               ---------------   -------------    --------------    --------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                        9,782,346         481,706        15,049,163        64,666,650        6,249,336
   Surrenders and terminations                     (20,623,392)         (2,510)      (21,942,116)       (7,364,921)        (280,998)
   Transfers between portfolios                     38,358,508       1,493,642         9,977,442       215,419,342       12,807,814
   Net annuitization transactions                       29,027              --           (81,709)            5,554               --
   Policyholder charges (Note 3)                      (130,303)            (72)         (181,914)         (152,675)          (1,050)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   contract transactions                            27,416,186       1,972,766         2,820,866       272,573,950       18,775,102
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets               46,182,767       1,985,929        12,551,945       294,795,539       19,247,332
Net assets beginning of period                     109,223,427              --       139,074,319                --               --
                                               ---------------   -------------    --------------    --------------    -------------
Net assets end of period                       $   155,406,194   $   1,985,929    $  151,626,264    $  294,795,539    $  19,247,332
-------------------------------------------    ===============   =============    ==============    ==============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006               5,042,099              --         5,847,479                --               --
       Units Issued                                  2,083,180         201,767         1,377,658        23,059,218        2,275,599
       Units Redeemed                               (1,354,945)           (265)       (1,469,057)       (1,482,450)        (471,176)
                                               ---------------   -------------    --------------    --------------    -------------
Units Outstanding at December 31, 2007               5,770,334         201,502         5,756,080        21,576,768        1,804,423
                                               ===============   =============    ==============    ==============    =============
                                                                                   JNL/Franklin
                                                                   JNL/Eagle         Templeton       JNL/Franklin      JNL/Franklin
                                                   JNL/Eagle       SmallCap          Founding          Templeton         Templeton
                                                 Core Equity        Equity           Strategy        Global Growth        Income
                                                  Portfolio        Portfolio       Portfolio(a)      Portfolio(a)       Portfolio
                                               ---------------   -------------    --------------    --------------    -------------
Operations
   Net investment income (loss)                $       237,469   $   1,045,078    $   (6,674,479)   $      (86,314)   $   5,134,736
   Net realized gain (loss) on investments          14,059,633      31,031,826        (1,459,472)           35,521        1,299,738
   Net change in unrealized appreciation
     (depreciation) on investments                 (14,825,281)    (21,772,102)      (16,149,617)       (1,368,554)     (11,192,563)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   operations                                         (528,179)     10,304,802       (24,283,568)       (1,419,347)      (4,758,089)
                                               ---------------   -------------    --------------    --------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                        5,135,626      32,737,643       545,121,808        33,340,999      123,191,819
   Surrenders and terminations                      (8,621,231)    (13,560,306)      (15,808,624)       (1,030,828)      (7,845,390)
   Transfers between portfolios                     (3,667,843)     25,753,109       257,484,841        16,317,700       83,397,544
   Net annuitization transactions                      (55,489)         22,259           173,765             1,226             --
   Policyholder charges (Note 3)                       (76,607)       (125,780)         (203,129)          (14,401)        (109,220)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   contract transactions                            (7,285,544)     44,826,925       786,768,661        48,614,696      198,634,753
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets               (7,813,723)     55,131,727       762,485,093        47,195,349      193,876,664
Net assets beginning of period                      78,067,866     104,069,721                --                --       58,427,521
                                               ---------------   -------------    --------------    --------------    -------------
Net assets end of period                       $    70,254,143   $ 159,201,448    $  762,485,093    $   47,195,349    $ 252,304,185
-------------------------------------------    ===============   =============    ==============    ==============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006               4,108,529       4,595,183                --                --        5,381,483
       Units Issued                                    690,240       3,860,595        85,987,508         6,111,587       21,086,391
       Units Redeemed                               (1,064,113)     (2,078,130)       (9,175,836)       (1,345,152)      (3,253,268)
                                               ---------------   -------------    --------------    --------------    -------------
Units Outstanding at December 31, 2007               3,734,656       6,377,648        76,811,672         4,766,435       23,214,606
                                               ===============   =============    ==============    ==============    =============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                                           JNL/
                                                                                                        JNL/             Goldman
                                                JNL/Franklin      JNL/Franklin         JNL/            Goldman            Sachs
                                                  Templeton        Templeton      Goldman Sachs         Sachs             Short
                                                   Mutual          Small Cap        Core Plus          Mid Cap           Duration
                                                   Shares            Value            Bond              Value              Bond
                                                Portfolio(a)       Portfolio        Portfolio         Portfolio         Portfolio
                                               ---------------   -------------    --------------    --------------    -------------
Operations
   Net investment income (loss)                $      (658,119)  $     619,786    $    5,372,567    $      584,570    $   1,072,626
   Net realized gain (loss) on investments            (123,619)      3,194,668         3,488,590         4,090,664        1,129,388
   Net change in unrealized appreciation
     (depreciation) on investments                  (1,762,683)     (9,076,938)        6,469,545        (6,143,027)        (743,213)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets  from
   operations                                       (2,544,421)     (5,262,484)       15,330,702        (1,467,793)       1,458,801
                                               ---------------   -------------    --------------    --------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                       47,985,009      22,466,941        58,392,394        31,299,203       18,724,419
   Surrenders and terminations                      (1,671,410)     (3,021,911)      (27,078,418)       (4,963,172)      (4,181,497)
   Transfers between portfolios                     27,302,183      (2,296,555)       32,443,998         9,984,571       24,220,215
   Net annuitization transactions                         --            (6,670)           70,808           (19,519)         (45,067)
   Policyholder charges (Note 3)                       (24,032)        (55,828)         (414,408)          (75,916)         (47,825)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   contract transactions                            73,591,750      17,085,977        63,414,374        36,225,167       38,670,245
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets               71,047,329      11,823,493        78,745,076        34,757,374       40,129,046
Net assets beginning of period                            --        45,326,950       251,052,512        54,651,795       25,836,573
                                               ---------------   -------------    --------------    --------------    -------------
Net assets end of period                       $    71,047,329   $  57,150,443    $  329,797,588    $   89,409,169    $  65,965,619
--------------------------------------------   ===============   =============    ==============    ==============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                      --       3,594,731        13,343,006         4,263,977        2,533,872
       Units Issued                                  8,439,205       3,368,958         6,386,022         5,413,661        8,683,154
       Units Redeemed                               (1,232,807)     (2,051,730)       (3,084,906)       (2,775,165)      (4,934,402)
                                               ---------------   -------------    --------------    --------------    -------------
Units Outstanding at December 31, 2007               7,206,398       4,911,959        16,644,122         6,902,473        6,282,624
                                               ===============   =============    ==============    ==============    =============

                                                                                   JNL/JPMorgan
                                                JNL/JPMorgan      JNL/JPMorgan         U.S.           JNL/Lazard       JNL/Lazard
                                                International        MidCap         Government         Emerging          Mid Cap
                                                    Value            Growth       & Quality Bond        Markets           Value
                                                  Portfolio         Portfolio        Portfolio         Portfolio        Portfolio
                                               ---------------   -------------    --------------    --------------    -------------
Operations
   Net investment income (loss)                $    14,331,823   $  (1,773,738)   $    3,880,694    $   (1,517,084)   $   8,511,191
   Net realized gain (loss) on investments          43,473,940       9,645,674         1,622,094         5,736,070       24,940,060
   Net change in unrealized appreciation
     (depreciation) on investments                 (27,308,047)     (1,042,161)        2,848,679        17,674,225      (45,994,972)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets  from
   operations                                       30,497,716       6,829,775         8,351,467        21,893,211      (12,543,721)
                                               ---------------   -------------    --------------    --------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                      105,791,282       9,118,623        21,080,713        56,906,048       46,216,694
   Surrenders and terminations                     (27,051,059)    (19,187,153)      (21,976,374)       (7,400,892)     (18,868,192)
   Transfers between portfolios                     (5,521,597)     23,686,418        16,157,464       142,450,471       14,431,628
   Net annuitization transactions                      (44,867)        (12,498)         (100,242)           18,714          (24,632)
   Policyholder charges (Note 3)                      (454,572)       (143,057)         (175,669)         (172,692)        (222,068)
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets from
   contract transactions                            72,719,187      13,462,333        14,985,892       191,801,649       41,533,430
                                               ---------------   -------------    --------------    --------------    -------------
Net increase (decrease) in net assets              103,216,903      20,292,108        23,337,359       213,694,860       28,989,709
Net assets beginning of period                     293,190,252     112,750,275       167,521,342        30,065,142      185,662,219
                                               ---------------   -------------    --------------    --------------    -------------
Net assets end of period                       $   396,407,155   $ 133,042,383    $  190,858,701    $  243,760,002    $ 214,651,928
-------------------------------------------    ===============   =============    ==============    ==============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              18,029,849       5,728,690        10,828,158         2,766,326        9,360,512
       Units Issued                                 12,299,038       2,183,448         4,877,637        17,576,391        5,044,257
       Units Redeemed                               (7,770,854)     (1,789,990)       (3,926,428)       (3,021,824)      (3,198,657)
                                               ---------------   -------------    --------------    --------------    -------------
Units Outstanding at December 31, 2007              22,558,033       6,122,148        11,779,367        17,320,893       11,206,112
                                               ===============   =============    ==============    ==============    =============

(a)   Commencement of operations January 16, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                JNL/Lazard                                                              JNL/MCM
                                                Small Cap          JNL/MCM                            JNL/MCM        Communications
                                                  Value            10 x 10           JNL/MCM         Bond Index          Sector
                                                Portfolio        Portfolio(a)      25 Portfolio       Portfolio         Portfolio
                                              -------------     -------------     -------------     -------------    --------------
Operations
   Net investment income (loss)               $   2,692,300     $    (340,918)    $    (281,223)    $   7,255,243    $    2,108,193
   Net realized gain (loss) on investments        4,072,123        (1,098,329)       43,647,723         2,710,855         5,588,346
   Net change in unrealized appreciation
     (depreciation) on investments              (16,788,108)       (1,437,220)      (76,007,512)        2,999,704        (9,049,141)
                                              -------------     -------------     -------------     -------------    --------------
Net increase (decrease) in net assets from
   operations                                   (10,023,685)       (2,876,467)      (32,641,012)       12,965,802        (1,352,602)
                                              -------------     -------------     -------------     -------------    --------------
Contract transactions (1)
   Purchase payments (Note 4)                    16,906,270        37,090,579       126,106,694        58,704,746        25,537,646
   Surrenders and terminations                  (12,575,988)       (1,324,951)      (45,067,442)      (17,786,346)       (8,223,650)
   Transfers between portfolios                 (10,224,322)       18,024,902       (64,962,251)       18,797,532        13,145,068
   Net annuitization transactions                   (63,220)               --          (360,188)          (84,167)          (23,679)
   Policyholder charges (Note 3)                   (211,841)          (49,904)         (780,284)         (304,544)         (142,843)
                                              -------------     -------------     -------------     -------------    --------------
Net increase (decrease) in net assets from
   contract transactions                         (6,169,101)       53,740,626        14,936,529        59,327,221        30,292,542
                                              -------------     -------------     -------------     -------------    --------------
Net increase (decrease) in net assets           (16,192,786)       50,864,159       (17,704,483)       72,293,023        28,939,940
Net assets beginning of period                  127,361,238                --       707,448,757       231,058,589        53,065,680
                                              -------------     -------------     -------------     -------------    --------------
Net assets end of period                      $ 111,168,452     $  50,864,159     $ 689,744,274     $ 303,351,612    $   82,005,620
------------------------------------------    =============     =============     =============     =============    ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            7,492,738              --          56,751,709        20,618,779         8,875,777
       Units Issued                               1,791,576         7,573,223        14,374,885        10,496,712        11,752,776
       Units Redeemed                            (2,154,315)       (2,385,667)      (13,246,013)       (5,249,643)       (7,203,769)
                                              -------------     -------------     -------------     -------------    --------------
Units Outstanding at December 31, 2007            7,129,999         5,187,556        57,880,581        25,865,848        13,424,784
                                              =============     =============     =============     =============    ==============

                                                 JNL/MCM                                              JNL/MCM
                                                Consumer                                              Enhanced          JNL/MCM
                                                 Brands           JNL/MCM            JNL/MCM        S&P 500 Stock       Financial
                                                 Sector            Dow 10          Dow Dividend        Index             Sector
                                                Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
                                              -------------     -------------     -------------     -------------     -------------
Operations
   Net investment income (loss)               $    (267,385)    $ (14,690,144)    $  (6,225,566)    $     (73,985)    $     (82,046)
   Net realized gain (loss) on investments        2,509,855        63,033,465         6,821,710         4,173,512         4,740,076
   Net change in unrealized appreciation
      (depreciation) on investments              (4,009,383)      (53,962,671)      (51,702,747)       (2,806,274)      (16,031,535)
                                              -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from
   operations                                    (1,766,913)       (5,619,350)      (51,106,603)        1,293,253       (11,373,505)
                                              -------------     -------------     -------------     -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)                     3,867,335       152,040,211       182,446,523         7,977,654        14,426,324
   Surrenders and terminations                   (2,013,712)      (54,586,307)      (15,495,198)       (6,434,515)       (5,333,108)
   Transfers between portfolios                  (4,813,257)     (123,111,741)      (12,985,057)        9,956,682       (12,013,548)
   Net annuitization transactions                    (5,063)         (434,823)             --            (163,857)          (12,677)
   Policyholder charges (Note 3)                    (31,497)         (882,473)         (247,130)         (102,161)          (73,094)
                                              -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from
   contract transactions                         (2,996,194)      (26,975,133)      153,719,138        11,233,803        (3,006,103)
                                              -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets            (4,763,107)      (32,594,483)      102,612,535        12,527,056       (14,379,608)
Net assets beginning of period                   22,721,925       848,141,108       278,475,408        66,622,258        66,019,563
                                              -------------     -------------     -------------     -------------     -------------
Net assets end of period                      $  17,958,818     $ 815,546,625     $ 381,087,943     $  79,149,314     $  51,639,955
------------------------------------------    =============     =============     =============     =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            1,966,887        75,603,513        23,592,929         6,530,982         4,510,969
       Units Issued                               1,698,687        18,045,288        22,984,684         3,919,761         2,866,146
       Units Redeemed                            (1,946,942)      (20,510,165)      (10,085,387)       (2,658,055)       (3,006,596)
                                              -------------     -------------     -------------     -------------     -------------
Units Outstanding at December 31, 2007            1,718,632        73,138,636        36,492,226         7,792,688         4,370,519
                                              =============     =============     =============     =============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                               JNL/MCM                               JNL/MCM
                                            JNL/MCM           Healthcare          JNL/MCM         International         JNL/MCM
                                           Global 15           Sector             Index 5             Index              JNL 5
                                           Portfolio          Portfolio         Portfolio(a)        Portfolio          Portfolio
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Operations
   Net investment income (loss)         $   (21,447,314)   $      (855,758)   $      (142,403)   $     5,824,151    $    19,806,817
   Net realized gain (loss) on
     investments                            135,389,159          7,305,423              6,713         38,814,966        127,294,599
   Net change in unrealized
     appreciation (depreciation) on
     investments                            (14,977,777)        (1,473,505)          (136,977)        (4,802,609)      (220,621,793)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net
   assets  from operations                   98,964,068          4,976,160           (272,667)        39,836,508        (73,520,377)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Contract transactions (1)
   Purchase payments (Note 4)               264,328,520         19,143,145         23,902,158        110,365,581      2,075,357,087
   Surrenders and terminations              (81,481,715)        (7,832,507)          (286,347)       (39,264,474)      (202,388,500)
   Transfers between portfolios             (92,333,996)         9,662,910          4,582,787        (12,464,537)       (96,638,194)
   Net annuitization transactions              (476,309)           (34,835)              --             (182,869)          (402,314)
   Policyholder charges (Note 3)             (1,467,074)          (115,333)            (6,263)          (808,241)        (3,942,550)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net
   assets from  contract
   transactions                              88,569,426         20,823,380         28,192,335         57,645,460      1,771,985,529
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net
   assets                                   187,533,494         25,799,540         27,919,668         97,481,968      1,698,465,152
Net assets beginning of period            1,120,821,026         80,719,177               --          457,400,655      3,510,402,051
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net assets end of period                $ 1,308,354,520    $   106,518,717    $    27,919,668    $   554,882,623    $ 5,208,867,203
--------------------------------------  ===============    ===============    ===============    ===============    ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006       64,546,540          6,873,027               --           24,460,537        253,347,477
       Units Issued                          21,177,267          5,429,153          3,515,370          9,300,771        179,431,588
       Units Redeemed                       (16,778,415)        (3,724,742)          (691,700)        (6,360,144)       (56,020,681)
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Units Outstanding at December 31, 2007       68,945,392          8,577,438          2,823,670         27,401,164        376,758,384
                                        ===============    ===============    ===============    ===============    ===============

                                                                               JNL/MCM
                                           JNL/MCM                              NYSE            JNL/MCM
                                             JNL             JNL/MCM        International      Oil & Gas           JNL/MCM
                                          Optimized         Nasdaq 25            25              Sector             S&P 10
                                         5 Portfolio        Portfolio        Portfolio(a)       Portfolio         Portfolio
                                        -------------     -------------     -------------     -------------     -------------
Operations
   Net investment income (loss)         $   3,558,270     $  (1,437,827)    $   1,629,270     $  (2,287,984)    $ (14,368,540)
   Net realized gain (loss) on
     investments                            4,529,586         4,733,275           292,811        51,190,641        53,400,033
   Net change in unrealized
     appreciation (depreciation) on
     investments                            4,170,852         8,480,076           941,226        45,989,319       (12,413,179)
                                        -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
   from operations                         12,258,708        11,775,524         2,863,307        94,891,976        26,618,314
                                        -------------     -------------     -------------     -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)             150,212,680        23,055,701        25,481,852        94,618,388       141,474,610
   Surrenders and terminations             (5,916,621)       (4,696,561)         (716,593)      (28,044,161)      (54,985,186)
   Transfers between portfolios           135,473,862        10,961,802        35,943,513           898,800       (81,478,092)
   Net annuitization transactions             (76,749)           (1,047)             --            (117,201)         (433,900)
   Policyholder charges (Note 3)              (94,735)         (106,667)          (11,091)         (475,525)         (950,022)
                                        -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
   from  contract transactions            279,598,437        29,213,228        60,697,681        66,880,301         3,627,410
                                        -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets     291,857,145        40,988,752        63,560,988       161,772,277        30,245,724
Net assets beginning of period             83,942,308        65,395,784              --         282,035,934       803,247,319
                                        -------------     -------------     -------------     -------------     -------------
Net assets end of period                $ 375,799,453     $ 106,384,536     $  63,560,988     $ 443,808,211     $ 833,493,043
--------------------------------------  =============     =============     =============     =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006      7,833,912         6,035,415              --          10,353,209        58,733,169
       Units Issued                        25,903,906         5,871,233         6,158,768         7,491,179        14,986,975
       Units Redeemed                      (2,318,078)       (3,513,487)         (654,483)       (5,615,195)      (14,747,608)
                                        -------------     -------------     -------------     -------------     -------------
Units Outstanding at December 31, 2007     31,419,740         8,393,161         5,504,285        12,229,193        58,972,536
                                        =============     =============     =============     =============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                             JNL/MCM
                                                             S&P 400            JNL/MCM          JNL/MCM           JNL/MCM
                                            JNL/MCM          MidCap             S&P 500          S&P SMid           Select
                                             S&P 24          Index               Index              60             Small-Cap
                                           Portfolio        Portfolio          Portfolio        Portfolio(a)       Portfolio
                                         -------------     -------------     -------------     -------------     -------------
Operations
   Net investment income (loss)          $    (317,030)    $  (2,137,282)    $  (1,652,443)    $     723,745     $  44,062,425
   Net realized gain (loss) on
     investments                               359,492        46,202,148        26,185,634          (547,966)       40,248,040
   Net change in unrealized
     appreciation (depreciation) on
     investments                               877,747       (25,638,814)       (8,770,935)       (3,003,484)     (168,414,527)
                                         -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
     from operations                           920,209        18,426,052        15,762,256        (2,827,705)      (84,104,062)
                                         -------------     -------------     -------------     -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)                8,220,561        69,233,832        94,942,711        18,253,236       121,869,827
   Surrenders and terminations                (874,477)      (27,748,642)      (37,340,529)         (433,012)      (41,846,110)
   Transfers between portfolios             (3,231,591)        5,192,626       (17,249,831)       17,460,910       (66,531,018)
   Net annuitization transactions                 --             (91,489)         (519,583)             --            (309,429)
   Policyholder charges (Note 3)               (12,435)         (516,325)         (612,711)           (6,569)         (726,552)
                                         -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
   from contract transactions                4,102,058        46,070,002        39,220,057        35,274,565        12,456,718
                                         -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets        5,022,267        64,496,054        54,982,313        32,446,860       (71,647,344)
Net assets beginning of period              17,703,535       349,594,359       506,063,769              --         700,092,520
                                         -------------     -------------     -------------     -------------     -------------
Net assets end of period                 $  22,725,802     $ 414,090,413     $ 561,046,082     $  32,446,860     $ 628,445,176
--------------------------------------   =============     =============     =============     =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006       1,737,156        22,952,423        41,376,318              --          33,388,482
       Units Issued                          1,428,408         8,562,276        11,297,796         4,363,229         9,707,004
       Units Redeemed                       (1,054,102)       (5,734,918)       (8,084,332)         (686,942)       (9,083,022)
                                         -------------     -------------     -------------     -------------     -------------
Units Outstanding at December 31, 2007       2,111,462        25,779,781        44,589,782         3,676,287        34,012,464
                                         =============     =============     =============     =============     =============

                                                                                                                      JNL/
                                            JNL/MCM            JNL/MCM            JNL/MCM                          Oppenheimer
                                           Small Cap          Technology           Value           JNL/MCM           Global
                                             Index             Sector             Line 30            VIP             Growth
                                           Portfolio          Portfolio          Portfolio        Portfolio         Portfolio
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Operations
   Net investment income (loss)          $    (1,210,648)  $    (1,115,576)  $   (15,953,667)  $     5,660,821   $    (1,158,995)
   Net realized gain (loss) on
     investments                              26,515,006         5,033,485        36,043,205        29,638,356        25,774,993
   Net change in unrealized
     appreciation (depreciation) on
     investments                             (39,012,383)        2,684,411       124,250,063           959,296       (16,612,209)
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
     from operations                         (13,708,025)        6,602,320       144,339,601        36,258,473         8,003,789
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Contract transactions (1)
   Purchase payments (Note 4)                 59,272,887        18,860,684       276,153,514        93,088,503        34,407,604
   Surrenders and terminations               (21,227,672)       (6,881,879)      (46,780,661)      (19,226,556)      (15,280,005)
   Transfers between portfolios              (17,678,136)       21,626,354       (95,650,675)     (100,627,786)      (11,226,738)
   Net annuitization transactions                (88,826)          (16,579)         (104,020)          (28,695)          (76,272)
   Policyholder charges (Note 3)                (391,241)         (113,713)       (1,017,806)         (392,844)         (171,737)
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
   from contract transactions                 19,887,012        33,474,867       132,600,352       (27,187,378)        7,652,852
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets          6,178,987        40,077,187       276,939,953         9,071,095        15,656,641
Net assets beginning of period               310,494,181        59,686,210       822,800,037       413,219,233       180,941,943
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Net assets end of period                 $   316,673,168   $    99,763,397   $ 1,099,739,990   $   422,290,328   $   196,598,584
--------------------------------------   ===============   ===============   ===============   ===============   ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006        19,902,842         9,646,385        54,436,545        31,350,619        12,505,159
       Units Issued                            6,351,425        10,809,867        26,646,716        10,270,211         3,884,356
       Units Redeemed                         (5,108,696)       (5,984,256)      (19,152,489)      (12,201,413)       (3,388,014)
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Units Outstanding at December 31, 2007        21,145,571        14,471,996        61,930,772        29,419,417        13,001,501
                                         ===============   ===============   ===============   ===============   ===============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                      JNL/            JNL/
                                                     JNL/          JNL/PIMCO       JNL/PIMCO      PPM America     PPM America
                                                 Oppenheimer      Real Return    Total Return     Core Equity      High Yield
                                             Growth Portfolio(b)  Portfolio(a)  Bond Portfolio     Portfolio     Bond Portfolio
                                             -------------------  ------------  --------------  ---------------  --------------
Operations
    Net investment income (loss)             $         2,248,627  $   (354,022) $  17,912,089   $    (1,043,505) $   18,025,021
    Net realized gain (loss) on investments            3,176,617       426,528      1,401,147         3,921,675      (2,619,642)
    Net change in unrealized appreciation
       (depreciation) on investments                  (3,028,256)    2,500,358     14,001,736        (9,909,969)    (24,910,400)
                                             -------------------  ------------  --------------  ---------------  --------------
Net increase (decrease) in net assets
    from operations                                    2,396,988     2,572,864     33,314,972      (7,031,799)       (9,505,021)
                                             -------------------  ------------  --------------  ---------------  --------------
Contract transactions (1)
    Purchase payments (Note 4)                         1,594,241    18,024,272    104,442,860       2,505,808        54,642,424
    Surrenders and terminations                       (1,064,746)     (920,402)   (36,890,588)    (16,914,810)      (30,706,181)
    Transfers between portfolios                     (29,870,530)   55,727,013     62,602,771      (5,857,469)      (30,611,057)
    Net annuitization transactions                            --            --       (100,258)        (45,290)          (69,497)
    Policyholder charges (Note 3)                        (16,456)      (13,973)      (537,021)       (104,207)         (385,249)
                                             -------------------  ------------  --------------  ---------------  --------------
Net increase (decrease) in net assets from
    contract transactions                            (29,357,491)   72,816,910    129,517,764     (20,415,968)       (7,129,560)
                                             -------------------  ------------  --------------  ---------------  --------------
Net increase (decrease) in net assets                (26,960,503)   75,389,774    162,832,736     (27,447,767)      (16,634,581)
Net assets beginning of period                        26,960,503            --    435,178,815     103,218,517       284,124,305
                                             -------------------  ------------  --------------  ---------------  --------------
Net assets end of period                     $               --   $ 75,389,774  $ 598,011,551   $  75,770,750    $  267,489,724
-------------------------------------------  ===================  ============  ==============  ===============  ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                 2,995,289            --     31,702,356       5,014,106        21,538,502
       Units Issued                                    1,411,124     8,645,021     14,710,661         266,870        12,083,351
       Units Redeemed                                 (4,406,413)   (1,738,678)    (5,809,815)     (1,267,482)      (12,975,991)
                                             -------------------  ------------  --------------  ---------------  --------------
Units Outstanding at December 31, 2007                        --     6,906,343     40,603,202       4,013,494        20,645,862
                                             ===================  ============  ==============  ===============  ==============

                                                  JNL/                                           JNL/S&P
                                               PPM America       JNL/Putnam                    Competitive         JNL/S&P
                                              Value Equity         Midcap         JNL/S&P 4     Advantage        Disciplined
                                                Portfolio   Growth Portfolio(d)  Portfolio(c)  Portfolio(c)  Growth Portfolio(a)
                                             -------------  -------------------  ------------  ------------  -------------------
Operations
    Net investment income (loss)             $  (1,251,268) $          (471,602) $     (8,855) $     (2,052) $           (92,012)
    Net realized gain (loss) on investments     10,428,461            5,012,375          (371)         (445)              13,540
    Net change in unrealized appreciation
       (depreciation) on investments           (17,385,292)          (4,798,547)     (214,710)      (43,979)              19,977
                                             -------------  -------------------  ------------  ------------  -------------------
Net increase (decrease) in net assets
    from operations                             (8,208,099)            (257,774)     (223,936)      (46,476)             (58,495)
                                             -------------  -------------------  ------------  ------------  -------------------
Contract transactions (1)
    Purchase payments (Note 4)                   6,284,840            3,244,505     1,701,635        76,290           12,225,919
    Surrenders and terminations                (27,032,338)          (3,228,827)      (21,373)       (7,769)            (103,343)
    Transfers between portfolios                (6,371,186)         (31,236,677)   20,565,515     6,208,968            3,618,863
    Net annuitization transactions                 (56,891)                  --            --            --                   --
    Policyholder charges (Note 3)                 (244,714)             (56,356)          (59)         (124)                (209)
                                             -------------  -------------------  ------------  ------------  -------------------
Net increase (decrease) in net assets from
    contract transactions                      (27,420,289)         (31,277,355)   22,245,718     6,277,365           15,741,230
                                             -------------  -------------------  ------------  ------------  -------------------
Net increase (decrease) in net assets          (35,628,388)         (31,535,129)   22,021,782     6,230,889           15,682,735
Net assets beginning of period                 154,996,981           31,535,129            --            --                   --
                                             -------------  -------------------  ------------  ------------  -------------------
Net assets end of period                     $ 119,368,593  $                --  $ 22,021,782  $  6,230,889  $        15,682,735
-------------------------------------------  =============  ===================  ============  ============  ===================

(1) Contract unit transactions
Units Outstanding at December 31, 2006           7,581,869            3,662,997            --            --                   --
       Units Issued                                702,222            1,159,472     2,225,813       629,519            1,553,860
       Units Redeemed                           (2,039,329)          (4,822,469)       (4,990)         (805)             (57,753)
                                             -------------  -------------------  ------------  ------------  -------------------
Units Outstanding at December 31, 2007           6,244,762                   --     2,220,823       628,714            1,496,107
                                             =============  ===================  ============  ============  ===================

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                             JNL/S&P                         JNL/S&P
                                               JNL/S&P     Disciplined       JNL/S&P          Growth
                                             Disciplined     Moderate     Dividend Income   Retirement       JNL/S&P
                                               Moderate       Growth         & Growth        Strategy    Intrinsic Value
                                             Portfolio(a)  Portfolio(a)    Portfolio(b)    Portfolio(a)    Portfolio(b)
                                             ------------  ------------  ---------------  -------------  ---------------
Operations
    Net investment income (loss)             $   (186,515) $   (257,160) $            49  $      14,356  $        (1,596)
    Net realized gain (loss) on investments        49,958        84,569               (1)         1,356             (672)
    Net change in unrealized appreciation
       (depreciation) on investments              410,881       134,757           (4,333)         3,395          (64,422)
                                             ------------  ------------  ---------------  -------------  ---------------
Net increase (decrease) in net assets
    from operations                               274,324       (37,834)          (4,285)        19,107          (66,690)
                                             ------------  ------------  ---------------  -------------  ---------------
Contract transactions (1)
    Purchase payments (Note 4)                 22,136,769    31,118,891          241,052        676,041          141,774
    Surrenders and terminations                  (346,990)     (383,633)            (806)       (10,533)         (11,370)
    Transfers between portfolios               11,527,145     7,706,114          501,753        130,679       11,758,878
    Net annuitization transactions                     --            --               --             --               --
    Policyholder charges (Note 3)                    (656)       (3,801)              (1)            --             (150)
                                             ------------  ------------  ---------------  -------------  ---------------
Net increase (decrease) in net assets from
    contract transactions                      33,316,268    38,437,571          741,998        796,187       11,889,132
                                             ------------  ------------  ---------------  -------------  ---------------
Net increase (decrease) in net assets          33,590,592    38,399,737          737,713        815,294       11,822,442
Net assets beginning of period                         --            --               --             --               --
                                             ------------  ------------  ---------------  -------------  ---------------
Net assets end of period                     $ 33,590,592  $ 38,399,737  $       737,713  $     815,294  $    11,822,442
-------------------------------------------  ============  ============  ===============  =============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                 --            --               --             --               --
       Units Issued                             3,468,691     4,138,063           75,650         78,848        1,193,826
       Units Redeemed                            (279,029)     (479,692)             (82)        (2,601)          (1,169)
                                             ------------  ------------  ---------------  -------------  ---------------
Units Outstanding at December 31, 2007          3,189,662     3,658,371           75,568         76,247        1,192,657
                                             ============  ============  ===============  =============  ===============

                                                   JNL/             JNL/                              JNL/             JNL/
                                                S&P Managed      S&P Managed        JNL/          S&P Managed      S&P Managed
                                                Aggressive      Conservative     S&P Managed        Moderate         Moderate
                                             Growth Portfolio     Portfolio   Growth Portfolio     Portfolio     Growth Portfolio
                                             ----------------  -------------  ----------------  ---------------  ----------------
Operations
    Net investment income (loss)             $      1,887,312  $   2,463,427  $        582,195  $     5,187,035  $      6,085,219
    Net realized gain (loss) on investments        31,797,530      9,723,953        97,819,719       18,207,140        95,289,761
    Net change in unrealized appreciation
       (depreciation) on investments                8,450,433     (3,893,071)      (24,453,338)      (3,465,622)      (30,290,631)
                                             ----------------  -------------  ----------------  ---------------  ----------------
Net increase (decrease) in net assets
    from operations                                42,135,275      8,294,309        73,948,576       19,928,553        71,084,349
                                             ----------------  -------------  ----------------  ---------------  ----------------
Contract transactions (1)
    Purchase payments (Note 4)                     73,782,275     65,721,365       174,085,833      146,253,778       263,996,233
    Surrenders and terminations                   (62,655,490)   (16,961,580)     (104,021,484)     (27,556,653)      (95,161,497)
    Transfers between portfolios                  (23,107,186)    57,661,228       (22,769,708)      53,778,049        19,238,252
    Net annuitization transactions                   (137,748)         9,973              (374)        (289,356)          (54,143)
    Policyholder charges (Note 3)                    (925,999)      (251,866)       (1,340,944)        (427,557)       (1,097,950)
                                             ----------------  -------------  ----------------  ---------------  ----------------
Net increase (decrease) in net assets from
    contract transactions                         (13,044,148)   106,179,120        45,953,323      171,758,261       186,920,895
                                             ----------------  -------------  ----------------  ---------------  ----------------
Net increase (decrease) in net assets              29,091,127    114,473,429       119,901,899      191,686,814       258,005,244
Net assets beginning of period                    577,627,945    126,363,762     1,081,171,017      284,241,069       993,884,149
                                             ----------------  -------------  ----------------  ---------------  ----------------
Net assets end of period                     $    606,719,072  $ 240,837,191  $  1,201,072,916  $   475,927,883  $  1,251,889,393
-------------------------------------------  ================  =============  ================  ===============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2006             38,010,553     11,360,944        71,759,942       24,211,376        69,732,022
       Units Issued                                 6,806,834     16,018,376        14,790,673       19,949,976        25,300,257
       Units Redeemed                              (7,607,478)    (6,628,022)      (11,900,250)      (5,881,695)      (12,802,558)
                                             ----------------  -------------  ----------------  ---------------  ----------------
Units Outstanding at December 31, 2007             37,209,909     20,751,298        74,650,365       38,279,657        82,229,721
                                             ================  =============  ================  ===============  ================

(a) Commencement of operations January 16, 2007.

(b) Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                    JNL/S&P
                                                   JNL/S&P          Moderate
                                               Moderate Growth     Retirement       JNL/S&P          JNL/S&P          JNL/S&P
                                             Retirement Strategy    Strategy    Retirement 2015  Retirement 2020  Retirement 2025
                                                 Portfolio(a)     Portfolio(a)     Portfolio         Portfolio        Portfolio
                                             -------------------  ------------  ---------------  ---------------  ---------------
Operations
    Net investment income (loss)             $            14,306  $      9,234  $      (102,563) $       (62,547) $       (24,344)
    Net realized gain (loss) on investments                  820           407          196,717          100,092           73,014
    Net change in unrealized appreciation
       (depreciation) on investments                      (9,726)       (6,168)         373,090          174,386           83,161
                                             -------------------  ------------  ---------------  ---------------  ---------------
Net increase (decrease) in net assets
    from operations                                        5,400         3,473          467,244          211,931          131,831
                                             -------------------  ------------  ---------------  ---------------  ---------------
Contract transactions (1)
    Purchase payments (Note 4)                           247,324        54,631        6,951,836        5,000,426        2,248,127
    Surrenders and terminations                           (2,384)         (246)        (265,140)         (59,179)        (103,706)
    Transfers between portfolios                         422,975       237,095        4,107,076        1,361,702        1,564,089
    Net annuitization transactions                            --            --               --               --               --
    Policyholder charges (Note 3)                             --            --           (5,267)          (1,105)          (3,045)
                                             -------------------  ------------  ---------------  ---------------  ---------------
Net increase (decrease) in net assets from
    contract transactions                                667,915       291,480       10,788,505        6,301,844        3,705,465
                                             -------------------  ------------  ---------------  ---------------  ---------------
Net increase (decrease) in net assets                    673,315       294,953       11,255,749        6,513,775        3,837,296
Net assets beginning of period                                --            --        4,568,016        1,847,130          939,283
                                             -------------------  ------------  ---------------  ---------------  ---------------
Net assets end of period                     $           673,315  $    294,953  $    15,823,765  $     8,360,905  $     4,776,579
-------------------------------------------  ===================  ============  ===============  ===============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                        --            --          421,940          168,274           85,050
       Units Issued                                       79,576        29,779        1,135,220          628,607          390,392
       Units Redeemed                                    (16,138)       (1,685)        (198,240)         (86,473)         (75,193)
                                             -------------------  ------------  ---------------  ---------------  ---------------
Units Outstanding at December 31, 2007                    63,438        28,094        1,358,920          710,408          400,249
                                             ===================  ============  ===============  ===============  ===============

                                                  JNL/
                                             S&P Retirement    JNL/S&P       JNL/Select     JNL/Select        JNL/
                                                 Income      Total Yield      Balanced     Money Market   Select Value
                                                Portfolio    Portfolio(b)     Portfolio      Portfolio      Portfolio
                                             --------------  ------------  -------------  -------------  -------------
Operations
    Net investment income (loss)             $     (101,617) $     (2,697) $   4,561,966  $  12,403,936  $   3,679,364
    Net realized gain (loss) on investments         270,956          (325)    33,770,223             69     18,536,004
    Net change in unrealized appreciation
       (depreciation) on investments                674,943       (28,227)   (13,593,377)           (70)   (12,409,774)
                                             --------------  ------------  -------------  -------------  -------------
Net increase (decrease) in net assets
    from operations                                 844,282       (31,249)    24,738,812     12,403,935      9,805,594
                                             --------------  ------------  -------------  -------------  -------------
Contract transactions (1)
    Purchase payments (Note 4)                   11,508,905        54,987     76,979,670    337,643,558     52,206,684
    Surrenders and terminations                  (1,239,966)       (6,303)   (51,075,386)  (151,555,312)   (15,555,787)
    Transfers between portfolios                  9,724,890     3,248,060     34,180,698    177,248,824      5,322,514
    Net annuitization transactions                       --            --       (177,212)    (2,154,797)       (80,727)
    Policyholder charges (Note 3)                   (14,619)         (148)      (392,849)    (2,774,097)      (217,302)
                                             --------------  ------------  -------------  -------------  -------------
Net increase (decrease) in net assets from
    contract transactions                        19,979,210     3,296,596     59,514,921    358,408,176     41,675,382
                                             --------------  ------------  -------------  -------------  -------------
Net increase (decrease) in net assets            20,823,492     3,265,347     84,253,733    370,812,111     51,480,976
Net assets beginning of period                    8,220,346            --    413,630,121    247,194,016    165,653,911
                                             --------------  ------------  -------------  -------------  -------------
Net assets end of period                     $   29,043,838  $  3,265,347  $ 497,883,854  $ 618,006,127  $ 217,134,887
-------------------------------------------  ==============  ============  =============  =============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              777,190            --     16,394,751     20,136,534      8,007,405
       Units Issued                               2,204,104       325,288      5,453,130     77,558,867      4,732,228
       Units Redeemed                              (365,995)         (677)    (3,365,648)   (48,798,180)    (2,842,340)
                                             --------------  ------------  -------------  -------------  -------------
Units Outstanding at December 31, 2007            2,615,299       324,611     18,482,233     48,897,221      9,897,293
                                             ==============  ============  =============  =============  =============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/T.Rowe        JNL/T.Rowe      JNL/T.Rowe
                                             Price Established    Price Mid-Cap    Price Value
                                              Growth Portfolio  Growth Portfolio    Portfolio
                                             -----------------  ----------------  -------------
Operations
    Net investment income (loss)             $      (2,410,371) $        573,334  $   2,355,321
    Net realized gain (loss) on investments         57,881,598        70,489,252     36,127,326
    Net change in unrealized appreciation
       (depreciation) on investments               (22,585,572)      (11,557,100)   (44,486,679)
                                             -----------------  ----------------  -------------
Net increase (decrease) in net assets
    from operations                                 32,885,655        59,505,486     (6,004,032)
                                             -----------------  ----------------  -------------
Contract transactions (1)
    Purchase payments (Note 4)                      55,835,900        72,134,647     51,425,257
    Surrenders and terminations                    (63,457,116)      (52,346,138)   (34,907,068)
    Transfers between portfolios                   167,383,850        36,159,732     33,305,990
    Net annuitization transactions                    (219,229)         (188,861)       (20,071)
    Policyholder charges (Note 3)                     (507,552)         (470,166)      (391,160)
                                             -----------------  ----------------  -------------
Net increase (decrease) in net assets from
    contract transactions                          159,035,853        55,289,214     49,412,948
                                             -----------------  ----------------  -------------
Net increase (decrease) in net assets              191,921,508       114,794,700     43,408,916

Net assets beginning of period                     366,621,487       395,853,561    323,912,532
                                             -----------------  ----------------  -------------
Net assets end of period                     $     558,542,995  $    510,648,261  $ 367,321,448
-------------------------------------------  =================  ================  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              13,352,032        11,279,876     20,028,033
       Units Issued                                  8,918,494         3,602,287      8,299,692
       Units Redeemed                               (3,700,329)       (2,606,919)    (5,390,041)
                                             -----------------  ----------------  -------------
Units Outstanding at December 31, 2007              18,570,197        12,275,244     22,937,684
                                             =================  ================  =============

                     See notes to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements

Note 1 - Organization
---------------------

Jackson National Life Insurance Company ("Jackson") established Jackson National Separate Account I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions for the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contains ninety-six (96) Portfolios as of December 31, 2008, each of which invests in the following mutual funds ("Funds"):

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/Lazard Small Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/MCM 10 x 10 Fund*
JNL/MCM Bond Index Fund*
JNL/MCM Enhanced S&P 500 Stock Index Fund*
JNL/MCM European 30 Fund*
JNL/MCM Index 5 Fund*
JNL/MCM International Index Fund*
JNL/MCM Pacific Rim 30 Fund*
JNL/MCM S&P 400 MidCap Index Fund*
JNL/MCM S&P 500 Index Fund*
JNL/MCM Small Cap Index Fund*
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Growth Retirement Strategy Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Moderate Growth Retirement Strategy Fund
JNL/S&P Moderate Retirement Strategy Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Retirement Income Fund
JNL/S&P Total Yield Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T.Rowe Price Established Growth Fund
JNL/T.Rowe Price Mid-Cap Growth Fund
JNL/T.Rowe Price Value Fund

Jackson National Separate Account I
Notes to Financial Statements (Continued)

Note 1 - Organization (continued)
---------------------------------

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------

JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow SM 10 Fund*
JNL/MCM Dow SM Dividend Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Global 15 Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 25 Fund*
JNL/MCM NYSE(R) International 25 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 10 Fund*
JNL/MCM S&P(R) 24 Fund*
JNL/MCM S&P(R) SMid 60 Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Value Line(R) 30 Fund*
JNL/MCM VIP Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2008, the following Funds changed names:

------------------------------------------------------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME                        CURRENT PORTFOLIO NAME                      EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Fund               JNL/Lazard Mid Cap Equity Fund              March 31,2008
------------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Small Cap Value Fund             JNL/Lazard Small Cap Equity Fund            March 31, 2008
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Real Estate Fund                    JNL/AIM Global Real Estate Fund             October 6, 2008
------------------------------------------------------------------------------------------------------------------------------------

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Note 2 - Significant Accounting Policies
----------------------------------------

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates
----------------

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
-----------

      The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 2 - Significant Accounting Policies (continued)
----------------------------------------------------

Federal Income Taxes
--------------------

      The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Statement  on  Financial  Accounting  Standards  ("SFAS")  No. 157,  "Fair Value
--------------------------------------------------------------------------------
Measurements"
-------------

      This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

      Various inputs are used in determining the value of a Funds' investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Funds' own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2008, all of the Separate Account's investments are in funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with SFAS No. 157 differs from the characterization of an investment in the fund.

Note 3 - Policy Charges
-----------------------

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges
--------------------

      Contract Maintenance Charge
      ---------------------------

      An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2008 and 2007, contract maintenance charges were assessed in the amount of $5,503,908 and $4,031,655, respectively.

      Transfer Fee Charge
      -------------------

      A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
      Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from the amount transferred prior to the allocation to a different portfolio. For the years ended December 31, 2008 and 2007, transfer fee charges were assessed in the amount of $33,073 and $13,285, respectively.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 - Policy Charges (continued)
-----------------------------------

Policyholder Charges (Continued)
--------------------------------

      Surrender or Contingent Deferred Sales Charge
      ---------------------------------------------

      During the first three to seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals. For the years ended December 31, 2008 and 2007, surrender charges were assessed in the amount of $35,195,770 and $24,796,391, respectively.

      Optional Benefit Charges
      -------------------------

      Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% - 0.87%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base. The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% - 1.02%, depending on the product, of the Guaranteed Value (GV). The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.86%, depending on the product. Jackson reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.81%. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Asset-based Charges
-------------------

      Insurance Charges
      -----------------

      Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administrating the Separate Account and its contracts and is assessed through the unit value calculation.

      Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

      Optional Benefit Charges
      ------------------------

      Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% - 0.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 - Policy Charges (continued)
-----------------------------------

Asset-based Charges (continued)
-------------------------------

      Optional Benefit Charges (continued)
      ------------------------------------

      Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner's allocations to the portfolios. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.695%.

      Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

      20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% - 0.40% on an annual basis of the average daily net assets value of the contract owner's allocations to the portfolios.

      Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.22% - 1.80% on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes
-------------

      Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 - Related Party Transactions
-----------------------------------

      For contract enhancement benefits related to the optional benefits offered, Jackson contributed $55,553,756 and $94,185,834 to the Separate Account in the form of additional premium to contract owners' accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 - Purchases and Sales of Investments
-------------------------------------------

      For the year ended December 31, 2008, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

                                                                                      Proceeds
                                                                 Purchases           From Sales
                                                              --------------     -----------------
JNL/AIM Global Real Estate Fund                               $  184,747,652     $     110,636,274
JNL/AIM International Growth Fund                                 86,739,011            72,459,729
JNL/AIM Large Cap Growth Fund                                    101,120,025            82,457,410
JNL/AIM Small Cap Growth Fund                                     33,438,697            34,636,099
JNL/Capital Guardian Global Balanced Fund                        180,002,098            97,168,308
JNL/Capital Guardian Global Diversified Research Fund            134,606,279            88,000,928
JNL/Capital Guardian International Small Cap Fund                 37,581,799            14,057,326
JNL/Capital Guardian U.S. Growth Equity Fund                     107,952,963            57,636,805
JNL/Credit Suisse Global Natural Resources Fund                  386,508,809           305,741,443
JNL/Credit Suisse Long/Short Fund                                 51,720,195            17,005,948
JNL/Eagle Core Equity Fund                                        30,975,728            22,948,038
JNL/Eagle SmallCap Equity Fund                                    97,076,803            76,479,457
JNL/Franklin Templeton Founding Strategy Fund                    395,030,389           284,555,012
JNL/Franklin Templeton Global Growth Fund                         31,691,293            21,732,083
JNL/Franklin Templeton Income Fund                               183,161,163           127,289,646
JNL/Franklin Templeton Mutual Shares Fund                         56,193,486            33,045,009
JNL/Franklin Templeton Small Cap Value Fund                       76,076,469            42,675,023
JNL/Goldman Sachs Core Plus Bond Fund                            203,555,792           220,687,642
JNL/Goldman Sachs Emerging Markets Debt Fund                       9,488,782               800,961
JNL/Goldman Sachs Mid Cap Value Fund                              82,641,860            56,787,035
JNL/Goldman Sachs Short Duration Bond Fund                       152,444,148           120,750,079
JNL/JPMorgan International Value Fund                            193,270,685           185,075,122
JNL/JPMorgan MidCap Growth Fund                                   41,327,982            55,288,058
JNL/JPMorgan U.S. Government & Quality Bond Fund                 513,568,882           268,997,661
JNL/Lazard Emerging Markets Fund                                 268,423,450           200,065,381
JNL/Lazard Mid Cap Equity Fund                                    62,774,566            89,924,527
JNL/Lazard Small Cap Equity Fund                                  43,210,081            53,065,676
JNL/M&G Global Basics Fund                                           595,137                45,021
JNL/M&G Global Leaders Fund                                          692,714               362,451
JNL/MCM 10 x 10 Fund                                             111,775,503            35,937,750
JNL/MCM Bond Index Fund                                          212,196,742           196,993,017
JNL/MCM Enhanced S&P 500 Stock Index Fund                         49,828,094            52,666,599

                                                                                      Proceeds
                                                                 Purchases           From Sales
                                                              --------------     -----------------
JNL/MCM European 30 Fund                                      $      387,048     $          11,141
JNL/MCM Index 5 Fund                                              63,960,323            18,301,958
JNL/MCM International Index Fund                                 188,909,675           203,655,513
JNL/MCM Pacific Rim 30 Fund                                          470,803                16,561
JNL/MCM S&P 400 MidCap Index Fund                                146,670,830           157,952,929
JNL/MCM S&P 500 Index Fund                                       196,687,932           192,097,288
JNL/MCM Small Cap Index Fund                                     105,429,645           107,658,897
JNL/Oppenheimer Global Growth Fund                                68,530,127            62,686,164
JNL/PAM Asia ex-Japan Fund                                        22,032,579            13,796,108
JNL/PAM China-India Fund                                          83,980,519            43,950,679
JNL/PIMCO Real Return Fund                                       880,535,590           460,951,451
JNL/PIMCO Total Return Bond Fund                                 856,839,839           505,241,703
JNL/PPM America Core Equity Fund                                   6,896,970            17,593,892
JNL/PPM America High Yield Bond Fund                             190,720,839           198,152,028
JNL/PPM America Mid Cap Value Fund                                20,322,576            12,187,105
JNL/PPM America Small Cap Value Fund                              11,195,799             4,145,550
JNL/PPM America Value Equity Fund                                 40,918,610            40,102,369
JNL/Red Rocks Listed Private Equity Fund                          14,598,216               862,993
JNL/S&P 4 Fund                                                   396,765,832            87,748,141
JNL/S&P Competitive Advantage Fund                                62,338,228            31,708,494
JNL/S&P Disciplined Growth Fund                                   31,964,709            11,774,386
JNL/S&P Disciplined Moderate Fund                                 59,593,319            21,395,909
JNL/S&P Disciplined Moderate Growth Fund                          79,417,471            20,466,316
JNL/S&P Dividend Income & Growth Fund                             48,591,238            10,148,489
JNL/S&P Growth Retirement Strategy Fund                              221,202               143,434
JNL/S&P Intrinsic Value Fund                                      65,089,107            31,887,892
JNL/S&P Managed Aggressive Growth Fund                           152,120,892           177,548,973
JNL/S&P Managed Conservative Fund                                422,742,550           214,984,907
JNL/S&P Managed Growth Fund                                      369,654,359           355,190,414
JNL/S&P Managed Moderate Fund                                    420,562,802           223,009,588
JNL/S&P Managed Moderate Growth Fund                             431,656,203           359,082,318
JNL/S&P Moderate Growth Retirement Strategy Fund                     760,787              581,764

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 - Purchases and Sales of Investments (continued)
-------------------------------------------------------

--------------------------------------------------------------------------------
                          JNL Series Trust (continued)
--------------------------------------------------------------------------------

                                                                                       Proceeds
                                                                 Purchases            From Sales
                                                              --------------     -----------------
JNL/S&P Moderate Retirement Strategy Fund                     $    1,233,617     $          96,987
JNL/S&P Retirement 2015 Fund                                      50,411,814            30,133,000
JNL/S&P Retirement 2020 Fund                                       9,441,808             2,939,969
JNL/S&P Retirement 2025 Fund                                       6,580,573             2,214,878
JNL/S&P Retirement Income Fund                                    47,365,358            21,837,781
JNL/S&P Total Yield Fund                                          61,998,880            25,097,007

                                                                                       Proceeds
                                                                 Purchases            From Sales
                                                              --------------     -----------------
JNL/Select Balanced Fund                                      $  286,228,344     $     202,926,372
JNL/Select Money Market Fund                                   1,959,451,274         1,376,692,502
JNL/Select Value Fund                                            111,324,921            96,956,062
JNL/T.Rowe Price Established Growth Fund                         128,519,340           151,292,687
JNL/T.Rowe Price Mid-Cap Growth Fund                             221,156,640           181,428,618
JNL/T.Rowe Price Value Fund                                      130,654,960           115,914,094

--------------------------------------------------------------------------------
                              Jnl Variable Fund LLC
--------------------------------------------------------------------------------

                                                                                       Proceeds
                                                                 Purchases            From Sales
                                                              --------------     -----------------
JNL/MCM 25 Fund                                               $  161,547,393     $     268,552,233
JNL/MCM Communications Sector Fund                                41,134,526            65,464,244
JNL/MCM Consumer Brands Sector Fund                               35,451,293            19,704,785
JNL/MCM Dow SM 10 Fund                                           132,916,037           294,962,585
JNL/MCM Dow SM Dividend Fund                                     171,823,261           171,428,515
JNL/MCM Financial Sector Fund                                    139,658,835            58,915,122
JNL/MCM Global 15 Fund                                           257,231,539           489,575,023
JNL/MCM Healthcare Sector Fund                                   159,229,762           103,243,148
JNL/MCM JNL 5 Fund                                             1,732,625,434         1,478,723,369
JNL/MCM JNL Optimized 5 Fund                                     363,789,309           194,545,437

                                                                                       Proceeds
                                                                 Purchases            From Sales
                                                              --------------     -----------------
JNL/MCM Nasdaq(R) 25 Fund                                     $   54,730,586     $      65,401,236
JNL/MCM NYSE(R) International 25 Fund                             89,477,788            56,559,050
JNL/MCM Oil & Gas Sector Fund                                    444,970,036           367,329,673
JNL/MCM S&P(R) 10 Fund                                           128,275,100           304,517,776
JNL/MCM S&P(R) 24 Fund                                            29,496,432            16,491,437
JNL/MCM S&P(R) SMid 60 Fund                                       56,226,296            31,140,446
JNL/MCM Select Small-Cap Fund                                    160,720,506           227,437,715
JNL/MCM Technology Sector Fund                                    90,903,594            92,707,984
JNL/MCM Value Line(R) 30 Fund                                    345,319,561           414,612,002
JNL/MCM VIP Fund                                                 198,055,545           131,476,405

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights
-----------------------------

The following is a summary for each period in the five year period ended December 31, 2008 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in additio to certain other portfolio data. Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the separate account.

                                                                                                                    JNL/Capital
                               JNL/AIM Global          JNL/AIM             JNL/AIM              JNL/AIM          Guardian Global
                                Real Estate         International          Large Cap            Small Cap            Balanced
                                Portfolio(a)      Growth Portfolio     Growth Portfolio     Growth Portfolio         Portfolio
                               --------------     ----------------     ----------------     ----------------     ---------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                  $     7.610482     $       7.963090     $       7.456591     $       8.077700     $      7.353527
   Total Return *                      -38.05%              -43.20%              -39.96%              -41.81%             -31.00%
   Ratio of Expenses **                  3.71%                3.91%                3.75%                3.51%               3.86%
Period ended December 31, 2007
   Unit Value                  $    12.284252     $      14.019714     $      12.418859     $      13.881145     $     10.657491
   Total Return *                      -18.12%                 5.54%               11.47%           -2.85%***               3.85%
   Ratio of Expenses **                  3.71%                3.91%                3.75%                3.51%               3.86%
Period ended December 31, 2006
   Unit Value                  $    15.003152     $      13.283412     $      11.141032     $      12.952147     $     10.262688
   Total Return *                       31.43%               17.90%                3.90%               10.62%               6.60%
   Ratio of Expenses **                  3.71%                3.91%                3.75%                3.45%               3.86%
Period ended December 31, 2005
   Unit Value                  $    11.415702     $      11.267140     $      10.722972     $      11.709139     $      9.626865
   Total Return *                        0.00%***             3.64%***             3.30%                4.75%               5.93%
   Ratio of Expenses **                  3.71%                3.91%                3.75%                3.45%               3.86%
Period ended December 31, 2004
   Unit Value                             n/a     $      11.064433     $      10.380847     $      11.177826     $      9.087874
   Total Return *                         n/a                 9.87%***             4.65%***             2.35%***            6.75%***
   Ratio of Expenses **                   n/a                 3.45%                3.75%                3.45%               3.86%

                                 JNL/Capital       JNL/Capital                           JNL/Credit
                               Guardian Global       Guardian          JNL/Capital          Suisse              JNL/
                                  Diversified      International      Guardian U.S.     Global Natural     Credit Suisse
                                  Research           Small Cap        Growth Equity       Resources          Long/Short
                                  Portfolio        Portfolio(c)          Portfolio       Portfolio(b)       Portfolio(b)
                               ---------------     -------------     --------------     --------------     -------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                  $     12.573178     $    4.376090     $    13.334545     $     6.307417     $    6.368322
   Total Return *                       -44.66%           -49.35%***         -42.86%            -52.24%***        -34.86%***
   Ratio of Expenses **                   3.86%             3.61%              3.41%             3.695%             3.06%
Period ended December 31, 2007
   Unit Value                  $     22.719950     $    9.848527     $    23.335999     $    13.428198     $   10.538002
   Total Return *                        16.05%            -1.51%***           6.03%         -3.84%***              3.69%***
   Ratio of Expenses **                   3.86%            2.845%              3.41%              3.61%             3.05%
Period ended December 31, 2006
   Unit Value                  $     19.577115               n/a     $    22.007930                n/a               n/a
   Total Return *                         9.03%              n/a               1.11%               n/a               n/a
   Ratio of Expenses **                   3.86%              n/a               3.41%               n/a               n/a
Period ended December 31, 2005
   Unit Value                  $     17.956055               n/a     $    21.766740                n/a               n/a
   Total Return *                       -1.94%               n/a               5.48%***            n/a               n/a
   Ratio of Expenses **                   3.86%              n/a               3.41%               n/a               n/a
Period ended December 31, 2004
   Unit Value                  $     18.310425               n/a     $    21.933995                n/a               n/a
   Total Return *                         8.68%***           n/a               6.28%***            n/a               n/a
   Ratio of Expenses **                   3.86%              n/a               3.21%               n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                                   JNL/Capital
                                JNL/AIM Global          JNL/AIM           JNL/AIM              JNL/AIM          Guardian Global
                                  Real Estate        International       Large Cap            Small Cap            Balanced
                                 Portfolio(a)      Growth Portfolio  Growth Portfolio     Growth Portfolio         Portfolio
                                --------------     ----------------  ----------------     ----------------      ---------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                   $     8.405404     $      11.843487  $       9.083134     $       9.671897      $      9.423048
   Total Return *                       -36.34%              -41.52%           -38.28%              -40.33%              -29.00%
   Ratio of Expenses **                   1.00%                1.00%             1.00%                1.00%                1.00%
Period ended December 31, 2007
   Unit Value                   $    13.204592     $      20.253728  $      14.717475     $      16.208684      $     13.271782
   Total Return *                       -15.86%                8.68%            14.59%               10.26%                6.88%
   Ratio of Expenses **                   1.00%                1.00%             1.00%                1.00%                1.00%
Period ended December 31, 2006
   Unit Value                   $    15.693623     $      18.636415  $      12.843047     $      14.700524      $     12.417826
   Total Return *                        35.03%               21.37%             6.79%               13.35%                9.69%
   Ratio of Expenses **                   1.00%                1.00%             1.00%                1.00%                1.00%
Period ended December 31, 2005
   Unit Value                   $    11.622681     $      15.355109  $      12.026701     $      12.968937      $     11.320907
   Total Return *                         8.19%***             9.59%             6.17%                7.34%                9.00%
   Ratio of Expenses **                   1.00%                1.00%             1.00%                1.00%                1.00%
Period ended December 31, 2004
   Unit Value                              n/a     $      14.011462  $      11.327999     $      12.081613      $     10.386549
   Total Return *                          n/a                15.18%             7.15%***             3.13%***             6.66%***
   Ratio of Expenses **                    n/a                 1.00%             1.00%                1.00%                1.00%

                                  JNL/Capital         JNL/Capital                      JNL/Credit
                                Guardian Global        Guardian         JNL/Capital      Suisse               JNL/
                                 Diversified        International       Guardian U.S. Global Natural      Credit Suisse
                                   Research           Small Cap        Growth Equity   Resources            Long/Short
                                  Portfolio          Portfolio(c)         Portfolio    Portfolio(b)        Portfolio(b)
                                ---------------     -------------     --------------  --------------     ---------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                   $     18.319213     $    4.496055     $    18.523053  $     6.648895     $      6.630091
   Total Return *                        -43.11%           -25.74%***         -41.46%         -51.71%              -2.64%***
   Ratio of Expenses **                    1.10%             1.10%              1.00%           1.00%               1.00%
Period ended December 31, 2007
   Unit Value                   $     32.201914     $    9.860527     $    31.644131  $    13.767720     $     10.731355
   Total Return *                         19.32%***         -1.39%***           8.63%          14.25%***            6.45%***
   Ratio of Expenses **                    1.10%             1.25%              1.00%           1.00%               1.15%
Period ended December 31, 2006
   Unit Value                   $     26.987965               n/a     $    29.129267             n/a                 n/a
   Total Return *                         12.65%              n/a               3.57%            n/a                 n/a
   Ratio of Expenses **                    1.15%              n/a               1.00%            n/a                 n/a
Period ended December 31, 2005
   Unit Value                   $     23.956905               n/a     $    28.126118             n/a                 n/a
   Total Return *                          0.75%              n/a               3.63%            n/a                 n/a
   Ratio of Expenses **                    1.15%              n/a               1.00%            n/a                 n/a
Period ended December 31, 2004
   Unit Value                   $     23.778364               n/a     $    27.141128             n/a                 n/a
   Total Return *                         10.40%***           n/a              10.56%            n/a                 n/a
   Ratio of Expenses **                    1.15%              n/a               1.00%            n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                   JNL/AIM       JNL/AIM                        JNL/Capital
                                JNL/AIM Global  International   Large Cap       JNL/AIM       Guardian Global
                                 Real Estate       Growth         Growth       Small Cap         Balanced
                                 Portfolio(a)     Portfolio     Portfolio  Growth Portfolio     Portfolio
                                --------------  ------------    --------   ----------------   ---------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)    $      112,539  $     108,750   $ 127,035  $         37,620   $       173,339
   Units Outstanding (in
     thousands)                         13,737         10,061      14,671             4,076            19,423
   Investment Income Ratio *              2.18%          0.42%       0.14%             0.00%             1.15%
Period ended December 31, 2007
   Net Assets (in thousands)    $      134,186  $     203,285   $ 193,899  $         69,218   $       183,983
   Units Outstanding (in
     thousands)                         10,355         10,936      13,729             4,448            14,528
   Investment Income Ratio *              2.77%          1.65%       0.57%             0.34%             2.54%
Period ended December 31, 2006
   Net Assets (in thousands)    $      151,821  $     132,458   $  89,484  $         47,863   $       151,521
   Units Outstanding (in
     thousands)                          9,795          7,662       7,210             3,368            12,674
   Investment Income Ratio *              1.51%          1.62%       0.02%             0.00%             0.93%
Period ended December 31, 2005
   Net Assets (in thousands)    $       23,177  $      88,044   $  77,265  $         45,043   $       118,850
   Units Outstanding (in
     thousands)                          2,005          6,119       6,605             3,570            10,813
   Investment Income Ratio *              0.00%          1.75%       0.04%             0.00%             0.01%
Period ended December 31, 2004
   Net Assets (in thousands)               n/a  $      78,422   $  63,173  $         39,024   $        97,768
   Units Outstanding (in
     thousands)                            n/a          5,920       5,689             3,293             9,610
   Investment Income Ratio *               n/a           1.27%       0.00%             0.00%             1.33%

                                                     JNL/Capital
                                    JNL/Capital        Guardian      JNL/Capital     JNL/Credit Suisse       JNL/
                                 Guardian Global    International    Guardian U.S.    Global Natural      Credit Suisse
                                    Diversified       Small Cap     Growth Equity       Resources         Long/Short
                                Research Portfolio  Portfolio(c)      Portfolio        Portfolio(b)       Portfolio(b)
                                ------------------  -------------   --------------   -----------------   -------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)    $          120,056  $      15,040   $      123,760   $         175,643   $      40,233
   Units Outstanding (in
     thousands)                              7,531          3,365            7,729              26,783           6,154
   Investment Income Ratio *                  0.00%          0.25%            0.00%               0.06%           0.00%
Period ended December 31, 2007
   Net Assets (in thousands)    $          155,406  $       1,986   $      151,626   $         294,796   $      19,247
   Units Outstanding (in
     thousands)                              5,770            202            5,756              21,577           1,804
   Investment Income Ratio *                  0.71%          0.00%            0.00%               0.00%           0.00%
Period ended December 31, 2006
   Net Assets (in thousands)    $          109,223            n/a   $      139,074                 n/a             n/a
   Units Outstanding (in
     thousands)                              5,042            n/a            5,847                 n/a             n/a
   Investment Income Ratio *                  0.30%           n/a            0.00%                 n/a             n/a
Period ended December 31, 2005
   Net Assets (in thousands)    $          117,922            n/a   $      165,961                 n/a             n/a
   Units Outstanding (in
     thousands)                              6,149            n/a            7,241                 n/a             n/a
   Investment Income Ratio *                  0.50%           n/a            0.00%                 n/a             n/a
Period ended December 31, 2004
   Net Assets (in thousands)    $          142,752            n/a   $      204,976                 n/a             n/a
   Units Outstanding (in
     thousands)                              7,517            n/a            9,239                 n/a             n/a
   Investment Income Ratio *                 0.00%            n/a            0.00%                 n/a             n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                              JNL/Franklin      JNL/Franklin
                                 JNL/Eagle         JNL/Eagle            JNL/Franklin            Templeton         Templeton
                                Core Equity     SmallCap Equity      Templeton Founding       Global Growth        Income
                                 Portfolio         Portfolio        Strategy Portfolio(c)      Portfolio(c)      Portfolio(b)
                                -----------     ---------------     ---------------------     -------------     -------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $  9.050892     $     11.575782     $            6.004356     $    5.567683     $    7.144350
    Total Return *                   -41.07%             -40.65%                   -34.77%***        -42.73%           -32.19%
    Ratio of Expenses **               3.40%               3.91%                     3.61%             3.61%             3.56%
Period ended December 31, 2007
    Unit Value                  $ 15.359991     $     19.503996     $            9.775729     $    9.721359     $   10.536430
    Total Return *                    -2.79%               7.77%                    -6.46%***         -5.91%***         -1.73%
    Ratio of Expenses **               3.40%               3.91%                     3.31%             3.61%             3.56%
Period ended December 31, 2006
    Unit Value                  $ 15.801623     $     18.097518                       n/a               n/a     $   10.722272
    Total Return *                     8.60%              15.49%                      n/a               n/a              4.10%***
    Ratio of Expenses **               3.40%               3.91%                      n/a               n/a              3.56%
Period ended December 31, 2005
    Unit Value                  $ 14.549938     $     15.669951                       n/a               n/a               n/a
    Total Return *                    -0.07%           -0.24%***                      n/a               n/a               n/a
    Ratio of Expenses **               3.40%               3.91%                      n/a               n/a               n/a
Period ended December 31, 2004
    Unit Value                  $ 14.560445     $     16.580951                       n/a               n/a               n/a
    Total Return *                     8.80%***           14.09%***                   n/a               n/a               n/a
    Ratio of Expenses **               3.40%               3.40%                      n/a               n/a               n/a

                                                     JNL/Franklin          JNL/                                 JNL/
                                  JNL/Franklin         Templeton      Goldman Sachs      JNL/Goldman       Goldman Sachs
                                Templeton Mutual       Small Cap        Core Plus       Sachs Emerging        Mid Cap
                                     Shares             Value              Bond          Markets Debt          Value
                                  Portfolio(c)       Portfolio(a)        Portfolio       Portfolio(d)       Portfolio(a)
                                ----------------     ------------     -------------     --------------     -------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $       5.851107     $   7.061138     $   13.633944     $     9.615461     $    7.502931
    Total Return *                        -39.82%          -35.69%            -8.81%              5.28%***        -38.54%
    Ratio of Expenses **                   3.145%            3.91%             3.91%             2.845%             3.91%
Period ended December 31, 2007
    Unit Value                  $       9.723155     $  10.980404     $   14.950410                n/a     $   12.208730
    Total Return *                         -8.10%***        -9.76%             2.88%               n/a             -1.17%
    Ratio of Expenses **                   3.145%            3.91%             3.91%               n/a              3.91%
Period ended December 31, 2006
    Unit Value                               n/a     $  12.167333     $   14.532441                n/a     $   12.353358
    Total Return *                           n/a            13.21%             0.68%               n/a             11.30%
    Ratio of Expenses **                     n/a             3.91%             3.91%               n/a              3.91%
Period ended December 31, 2005
    Unit Value                               n/a     $  10.747716     $   14.434635                n/a     $   11.098693
    Total Return *                           n/a             0.89%***         -0.25%***            n/a             -0.85%***
    Ratio of Expenses **                     n/a             3.91%             3.91%               n/a              3.91%
Period ended December 31, 2004
    Unit Value                               n/a              n/a     $   14.997395                n/a               n/a
    Total Return *                           n/a              n/a              4.61%***            n/a               n/a
    Ratio of Expenses **                     n/a              n/a              3.65%               n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                            JNL/Franklin
                                 JNL/Eagle         JNL/Eagle         JNL/Franklin            Templeton           JNL/Franklin
                                Core Equity     SmallCap Equity   Templeton Founding       Global Growth           Templeton
                                 Portfolio         Portfolio     Strategy Portfolio(c)      Portfolio(c)     Income Portfolio(b)
                                -----------     ---------------  ---------------------     -------------     -------------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $ 12.157618     $     16.556491  $            6.319163     $    5.847939     $          7.649488
    Total Return *                   -39.64%             -38.90%                -36.77%           -41.27%                 -30.44%
    Ratio of Expenses **               1.00%               1.00%                  1.00%             1.10%                   1.00%
Period ended December 31, 2007
    Unit Value                  $ 20.143014     $     27.096246  $            9.993973     $    9.957514     $         10.996249
    Total Return *                    -0.42%              10.97%                 -1.17%***          2.11%***                0.83%
    Ratio of Expenses **               1.00%               1.00%                  1.00%             1.10%                   1.00%
Period ended December 31, 2006
    Unit Value                  $ 20.228069     $     24.417432                    n/a               n/a     $         10.908218
    Total Return *                    11.23%              18.89%                   n/a               n/a               V   -0.02%***
    Ratio of Expenses **               1.00%               1.00%                   n/a               n/a                    1.00%
Period ended December 31, 2005
    Unit Value                  $ 18.185242     $     20.537083                    n/a               n/a                     n/a
    Total Return *                     2.35%               1.50%                   n/a               n/a                     n/a
    Ratio of Expenses **               1.00%               1.00%                   n/a               n/a                     n/a
Period ended December 31, 2004
    Unit Value                  $ 17.767948     $     20.232962                    n/a               n/a                     n/a
    Total Return *                     3.82%***           17.62%                   n/a               n/a                     n/a
    Ratio of Expenses **               1.00%               1.00%                   n/a               n/a                     n/a

                                                     JNL/Franklin           JNL/
                                  JNL/Franklin         Templeton       Goldman Sachs    JNL/Goldman             JNL/
                                Templeton Mutual       Small Cap         Core Plus    Sachs Emerging        Goldman Sachs
                                     Shares              Value              Bond       Markets Debt            Mid Cap
                                  Portfolio(c)        Portfolio(a)        Portfolio    Portfolio(d)      Value Portfolio(a)
                                ----------------     -------------     -------------  --------------     ------------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $       6.089773     $    7.855974     $   20.277549  $     9.655005     $         8.347706
    Total Return *                         -5.75%***        -33.79%            -6.12%          -3.14%***             -36.73%
    Ratio of Expenses **                    1.10%             1.00%             1.00%           1.10%                  1.00%
Period ended December 31, 2007
    Unit Value                  $       9.910412     $   11.866094     $   21.598776             n/a     $        13.193511
    Total Return *                         -0.79%***         -7.07%             5.94%            n/a                   1.94%***
    Ratio of Expenses **                    1.15%             1.00%             1.00%            n/a                   1.00%
Period ended December 31, 2006
    Unit Value                               n/a     $   12.769450     $   20.388598             n/a     $        12.942905
    Total Return *                           n/a              3.43%***          3.65%            n/a                  14.50%
    Ratio of Expenses **                     n/a              1.00%             1.00%            n/a                   1.15%
Period ended December 31, 2005
    Unit Value                               n/a     $   10.946232     $   19.671463             n/a     $        11.303526
    Total Return *                           n/a              7.60%***          1.60%            n/a                  10.14%***
    Ratio of Expenses **                     n/a              1.15%             1.00%            n/a                   1.15%
Period ended December 31, 2004
    Unit Value                               n/a               n/a     $   19.361240             n/a                    n/a
    Total Return *                           n/a               n/a              5.85%            n/a                    n/a
    Ratio of Expenses **                     n/a               n/a              1.00%            n/a                    n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                           JNL/Franklin
                                       JNL/Eagle      JNL/Eagle         JNL/Franklin         Templeton       JNL/Franklin
                                      Core Equity  SmallCap Equity   Templeton Founding    Global Growth       Templeton
                                       Portfolio      Portfolio     Strategy Portfolio(c)   Portfolio(c)   Income Portfolio(b)
                                      -----------  ---------------  ---------------------  -------------   -------------------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $    37,396  $       107,791  $             552,970  $      34,780   $           214,040
    Units Outstanding (in thousands)        3,315            7,090                 88,674          6,013                28,474
    Investment Income Ratio *                2.61%            0.00%                  1.40%          0.02%                 0.09%
Period ended December 31, 2007
    Net Assets (in thousands)         $    70,254  $       159,201  $             762,485  $      47,195   $           252,304
    Units Outstanding (in thousands)        3,735            6,378                 76,812          4,766                23,215
    Investment Income Ratio *                1.88%            2.39%                  0.00%          1.28%                 4.81%
Period ended December 31, 2006
    Net Assets (in thousands)         $    78,068  $       104,070                    n/a            n/a   $            58,428
    Units Outstanding (in thousands)        4,109            4,595                    n/a            n/a                 5,381
    Investment Income Ratio *                0.02%            0.00%                   n/a            n/a                 5.07%
Period ended December 31, 2005
    Net Assets (in thousands)         $    80,193  $        80,053                    n/a            n/a                   n/a
    Units Outstanding (in thousands)        4,663            4,181                    n/a            n/a                   n/a
    Investment Income Ratio *                0.87%            0.00%                   n/a            n/a                   n/a
Period ended December 31, 2004
    Net Assets (in thousands)         $    84,921  $        92,613                    n/a            n/a                   n/a
    Units Outstanding (in thousands)        5,023            4,880                    n/a            n/a                   n/a
    Investment Income Ratio *                0.74%            0.00%                   n/a            n/a                   n/a

                                                                                                                     JNL/
                                                              JNL/Franklin           JNL/          JNL/Goldman   Goldman Sachs
                                         JNL/Franklin           Templeton        Goldman Sachs   Sachs Emerging     Mid Cap
                                       Templeton Mutual         Small Cap          Core Plus      Markets Debt       Value
                                      Shares Portfolio(c)  Value Portfolio(a)   Bond Portfolio    Portfolio(d)   Portfolio(a)
                                      -------------------  ------------------   --------------   --------------  -------------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $            60,998  $           57,615   $      276,385   $        8,743  $      64,799
    Units Outstanding (in thousands)               10,133               7,519           14,923              906          7,952
    Investment Income Ratio *                        0.00%               1.19%            3.40%            0.00%          1.02%
Period ended December 31, 2007
    Net Assets (in thousands)         $            71,047  $           57,150   $      329,798              n/a  $      89,409
    Units Outstanding (in thousands)                7,206               4,912           16,644              n/a          6,902
    Investment Income Ratio *                        0.00%               2.81%            3.54%             n/a           2.42%
Period ended December 31, 2006
    Net Assets (in thousands)                         n/a  $           45,327   $      251,053              n/a  $      54,652
    Units Outstanding (in thousands)                  n/a               3,595           13,343              n/a          4,264
    Investment Income Ratio *                         n/a                1.38%            0.09%             n/a           2.41%
Period ended December 31, 2005
    Net Assets (in thousands)                         n/a  $           12,193   $      187,199              n/a  $      22,285
    Units Outstanding (in thousands)                  n/a               1,120           10,244              n/a          1,978
    Investment Income Ratio *                         n/a                0.00%            5.94%             n/a           0.00%
Period ended December 31, 2004
    Net Assets (in thousands)                         n/a                 n/a   $      127,610              n/a            n/a
    Units Outstanding (in thousands)                  n/a                 n/a            7,004              n/a            n/a
    Investment Income Ratio *                         n/a                 n/a             4.77%             n/a            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/                                                    JNL/JPMorgan
                                  Goldman Sachs        JNL/JPMorgan        JNL/JPMorgan     U.S. Government        JNL/Lazard
                                  Short Duration       International      MidCap Growth      & Quality Bond     Emerging Markets
                                Bond Portfolio(a)     Value Portfolio       Portfolio          Portfolio          Portfolio(a)
                                -----------------     ---------------     -------------     ---------------     ----------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                   $        9.327447     $      7.331489     $   10.484843     $     12.808585     $       6.571545
   Total Return *                           -8.94%             -46.62%           -46.41%               2.61%              -51.82%
   Ratio of Expenses **                      3.21%               3.91%             3.61%               3.75%                3.61%
Period ended December 31, 2007
   Unit Value                   $       10.243295     $     13.734935     $   19.566550     $     12.482587     $      13.639504
   Total Return *                            0.45%***            7.66%             4.11%               2.45%               -2.44%***
   Ratio of Expenses **                      3.21%               3.91%             3.61%               3.75%                3.61%
Period ended December 31, 2006
   Unit Value                   $       10.109623     $     12.758163     $   18.793604     $     12.184558     $      10.747873
   Total Return *                            0.37%***           26.93%             8.10%              -0.54%               11.69%***
   Ratio of Expenses **                      2.96%               3.91%             3.61%               3.75%                3.36%
Period ended December 31, 2005
   Unit Value                                 n/a     $     10.051067     $   17.386172     $     12.250484                  n/a
   Total Return *                             n/a                4.81%***          2.41%***           -1.40%                 n/a
   Ratio of Expenses **                       n/a                3.91%             3.61%               3.75%                 n/a
Period ended December 31, 2004
   Unit Value                                 n/a     $      8.911939     $   17.242370     $     12.424813                  n/a
   Total Return *                             n/a               16.07%***          8.76%***            1.62%***              n/a
   Ratio of Expenses **                       n/a                3.75%             3.45%               3.75%                 n/a

                                    JNL/Lazard           JNL/Lazard           JNL/M&G            JNL/M&G          JNL/MCM
                                      Mid Cap            Small Cap         Global Basics     Global Leaders       10 x 10
                                 Equity Portfolio     Equity Portfolio      Portfolio(c)      Portfolio(c)      Portfolio(b)
                                 ----------------     ----------------     -------------     --------------     ------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                    $       9.420260     $       7.701860     $    8.374701     $     8.306746     $   6.000234
   Total Return *                          -41.18%              -40.69%            12.01%***           6.85%***       -38.22%
   Ratio of Expenses **                     3.695%                3.51%            2.295%              2.56%           3.145%
Period ended December 31, 2007
   Unit Value                    $      16.014550     $      12.986859               n/a                n/a     $   9.712781
   Total Return *                           -6.16%              -10.04%              n/a                n/a            -2.81%***
   Ratio of Expenses **                     3.695%                3.51%              n/a                n/a           3.145%
Period ended December 31, 2006
   Unit Value                    $      17.065782     $      14.436122               n/a                n/a              n/a
   Total Return *                            7.85%***             6.54%***           n/a                n/a              n/a
   Ratio of Expenses **                     3.695%                3.51%              n/a                n/a              n/a
Period ended December 31, 2005
   Unit Value                    $      15.559998     $      12.861470               n/a                n/a              n/a
   Total Return *                            4.96%                1.11%              n/a                n/a              n/a
   Ratio of Expenses **                      3.61%                3.45%              n/a                n/a              n/a
Period ended December 31, 2004
   Unit Value                    $      14.824692     $      12.720310               n/a                n/a              n/a
   Total Return *                           10.40%***             8.52%***           n/a                n/a              n/a
   Ratio of Expenses **                      3.61%                3.45%              n/a                n/a              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/                                               JNL/JPMorgan
                                   Goldman Sachs        JNL/JPMorgan     JNL/JPMorgan    U.S. Government        JNL/Lazard
                                  Short Duration        International    MidCap Growth    & Quality Bond     Emerging Markets
                                 Bond Portfolio(a)     Value Portfolio     Portfolio        Portfolio          Portfolio(a)
                                 -----------------     ---------------   -------------   ---------------     ----------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                    $        9.893602     $     10.050436   $   14.968151   $     18.637360     $       7.045604
   Total Return *                            -1.77%***          -45.05%         -45.00%             5.47%              -50.55%
   Ratio of Expenses **                       1.00%               1.00%           1.00%             1.00%                1.00%
Period ended December 31, 2007
   Unit Value                    $       10.610338     $     18.288854   $   27.213447   $     17.670275     $      14.246633
   Total Return *                             3.67%              10.85%           6.88%             5.32%               24.60%***
   Ratio of Expenses **                       1.10%               1.00%           1.00%             1.00%                1.00%
Period ended December 31, 2006
   Unit Value                    $       10.235082     $     16.498809   $   25.461414   $     16.777961     $      10.910134
   Total Return *                            -0.12%***           30.67%          10.94%             2.23%               19.04%***
   Ratio of Expenses **                       1.10%               1.00%           1.00%             1.00%                1.10%
Period ended December 31, 2005
   Unit Value                                  n/a     $     12.626277   $   22.949895   $     16.412388                  n/a
   Total Return *                              n/a               17.39%           5.11%             1.34%                 n/a
   Ratio of Expenses **                        n/a                1.00%           1.00%             1.00%                 n/a
Period ended December 31, 2004
   Unit Value                                  n/a     $     10.755922   $   21.834409   $     16.195599                  n/a
   Total Return *                              n/a               21.32%          16.82%             3.04%***              n/a
   Ratio of Expenses **                        n/a                1.00%           1.00%             1.00%                 n/a

                                    JNL/Lazard           JNL/Lazard         JNL/M&G           JNL/M&G           JNL/MCM
                                      Mid Cap             Small Cap      Global Basics     Global Leaders       10 x 10
                                 Equity Portfolio     Equity Portfolio   Portfolio(c)       Portfolio(c)      Portfolio(b)
                                 ----------------     ----------------   -------------     --------------     ------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                    $      12.616145     $      10.110605   $    8.400224     $     8.337377     $   6.208784
   Total Return *                          -39.57%              -39.19%          -5.59%***          -4.47%***       -35.78%***
   Ratio of Expenses **                      1.00%                1.00%           1.00%              1.00%            1.10%
Period ended December 31, 2007
   Unit Value                    $      20.877235     $      16.625624             n/a                n/a     $   9.843719
   Total Return *                           -3.58%               -7.74%            n/a                n/a            -4.92%***
   Ratio of Expenses **                      1.00%                1.00%            n/a                n/a             1.15%
Period ended December 31, 2006
   Unit Value                    $      21.652882     $      18.020082             n/a                n/a              n/a
   Total Return *                           13.42%               15.64%            n/a                n/a              n/a
   Ratio of Expenses **                      1.00%                1.00%            n/a                n/a              n/a
Period ended December 31, 2005
   Unit Value                    $      19.090166     $      15.583063             n/a                n/a              n/a
   Total Return *                           10.69%***             3.61%            n/a                n/a              n/a
   Ratio of Expenses **                      1.00%                1.00%            n/a                n/a              n/a
Period ended December 31, 2004
   Unit Value                    $      17.540416     $      15.040034             n/a                n/a              n/a
   Total Return *                           23.29%               14.23%            n/a                n/a              n/a
   Ratio of Expenses **                      1.15%                1.00%            n/a                n/a              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                             JNL/                                            JNL/JPMorgan
                                        Goldman Sachs       JNL/JPMorgan     JNL/JPMorgan   U.S. Government       JNL/Lazard
                                        Short Duration     International    MidCap Growth   & Quality Bond     Emerging Markets
                                      Bond Portfolio(a)   Value Portfolio     Portfolio        Portfolio         Portfolio(a)
                                      -----------------   ---------------   -------------   ---------------    ----------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $          87,244   $       187,536   $      64,780   $       448,360    $        148,734
   Units Outstanding (in thousands)               8,978            19,656           5,353            26,520              21,505
   Investment Income Ratio *                       4.21%             1.94%           0.00%             2.87%               0.66%
Period ended December 31, 2007
   Net Assets (in thousands)          $          65,966   $       396,407   $     133,042   $       190,859    $        243,760
   Units Outstanding (in thousands)               6,283            22,558           6,122            11,779              17,321
   Investment Income Ratio *                       3.89%             5.66%           0.00%             3.79%               0.26%
Period ended December 31, 2006
   Net Assets (in thousands)          $          25,837   $       293,190   $     112,750   $       167,521    $         30,065
   Units Outstanding (in thousands)               2,534            18,030           5,729            10,828               2,766
   Investment Income Ratio *                       0.00%             2.37%           0.00%             0.00%               0.00%
Period ended December 31, 2005
   Net Assets (in thousands)                        n/a   $       116,828   $     120,214   $       168,504                 n/a
   Units Outstanding (in thousands)                 n/a             9,007           6,834            11,098                 n/a
   Investment Income Ratio *                        n/a              0.45%           0.27%             3.73%                 n/a
Period ended December 31, 2004
   Net Assets (in thousands)                        n/a   $        72,980   $     136,152   $       166,536                 n/a
   Units Outstanding (in thousands)                 n/a             6,276           8,176            11,036                 n/a
   Investment Income Ratio *                        n/a              1.42%           0.00%             4.24%                 n/a

                                         JNL/Lazard         JNL/Lazard         JNL/M&G         JNL/M&G         JNL/MCM
                                          Mid Cap           Small Cap       Global Basics   Global Leaders     10 x 10
                                      Equity Portfolio   Equity Portfolio    Portfolio(c)    Portfolio(c)    Portfolio(b)
                                      ----------------   ----------------   -------------   --------------   ------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $        110,321   $         60,108   $         552   $          366   $     88,276
   Units Outstanding (in thousands)              9,536              6,377              66               44         14,348
   Investment Income Ratio *                      1.22%              0.00%           0.00%            0.17%          1.18%
Period ended December 31, 2007
   Net Assets (in thousands)          $        214,652   $        111,168             n/a              n/a   $     50,864
   Units Outstanding (in thousands)             11,206              7,130             n/a              n/a          5,188
   Investment Income Ratio *                      5.52%              3.78%            n/a              n/a           0.00%
Period ended December 31, 2006
   Net Assets (in thousands)          $        185,662   $        127,361             n/a              n/a            n/a
   Units Outstanding (in thousands)              9,361              7,493             n/a              n/a            n/a
   Investment Income Ratio *                      2.84%              9.21%            n/a              n/a            n/a
Period ended December 31, 2005
   Net Assets (in thousands)          $        162,241   $        121,325             n/a              n/a            n/a
   Units Outstanding (in thousands)              9,282              8,217             n/a              n/a            n/a
   Investment Income Ratio *                     10.23%              5.37%            n/a              n/a            n/a
Period ended December 31, 2004
   Net Assets (in thousands)          $        133,657   $        112,999             n/a              n/a            n/a
   Units Outstanding (in thousands)              8,272              7,838             n/a              n/a            n/a
   Investment Income Ratio *                      0.18%              0.05%            n/a              n/a            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                        JNL/MCM            JNL/MCM              JNL/MCM                JNL/MCM
                                    JNL/MCM           Bond Index        Communications       Consumer Brands            Dow 10
                                  25 Portfolio         Portfolio       Sector Portfolio      Sector Portfolio         Portfolio
                                  ------------       ------------      ----------------      ----------------       ------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                     $   6.083724       $  10.278779      $       2.998232      $       5.890476       $   4.740586
   Total Return *                       -37.77%             -0.28%               -41.84%               -33.70%            -48.14%
   Ratio of Expenses **                   4.00%              3.91%                 3.71%                 3.56%              4.00%
Period ended December 31, 2007
   Unit Value                     $   9.775965       $  10.307274      $       5.154877      $       8.884283       $   9.141905
   Total Return *                        -6.66%              2.31%                 0.49%               -11.10%             -2.96%
   Ratio of Expenses **                   4.00%              3.91%                 3.71%                 3.56%              4.00%
Period ended December 31, 2006
   Unit Value                     $  10.473370       $  10.074061      $       5.129986      $       9.994079       $   9.420741
   Total Return *                         7.84%             -0.32%                15.15%***              9.48%             24.49%
   Ratio of Expenses **                   4.00%              3.91%                 3.71%                 3.56%              4.00%
Period ended December 31, 2005
   Unit Value                     $   9.711698       $  10.106316      $       4.041766      $       9.128653       $   7.567178
   Total Return *                        -6.73%             -0.30%***             -2.22%                -3.04%***          -9.36%
   Ratio of Expenses **                   4.00%              3.91%                 3.21%                 3.56%              4.00%
Period ended December 31, 2004
   Unit Value                     $  10.411974       $  10.322773      $       4.133508      $       9.884514       $   8.348810
   Total Return *                        11.69%***           0.53%***             11.05%***              6.32%***           7.70%***
   Ratio of Expenses **                   4.00%             3.895%                 3.21%                 3.21%              4.00%

                                                      JNL/MCM
                                    JNL/MCM           Enhanced           JNL/MCM             JNL/MCM             JNL/MCM
                                  Dow Dividend      S&P 500 Stock      European 30          Financial           Global 15
                                  Portfolio(a)     Index Portfolio     Portfolio(b)      Sector Portfolio       Portfolio
                                  ------------     ---------------     ------------      ----------------     ------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                     $   4.910643     $      4.909712     $   8.579682      $       4.785452     $   7.709450
   Total Return *                       -42.83%***          -40.13%           -9.36%***            -52.39%          -50.53%
   Ratio of Expenses **                   3.61%               3.80%           2.295%                 3.61%            4.00%
Period ended December 31, 2007
   Unit Value                     $  10.068067     $      8.200194              n/a      $      10.052315     $  15.585405
   Total Return *                       -13.16%              -0.13%             n/a                -20.31%            6.74%
   Ratio of Expenses **                  3.545%               3.80%             n/a                  3.61%            4.00%
Period ended December 31, 2006
   Unit Value                     $  11.593769     $      8.210535              n/a      $      12.613960     $  14.601799
   Total Return *                         2.15%***           12.49%             n/a                 14.49%           34.63%
   Ratio of Expenses **                  3.545%               3.80%             n/a                  3.61%            4.00%
Period ended December 31, 2005
   Unit Value                              n/a     $      7.298669              n/a      $      11.017663     $  10.845521
   Total Return *                          n/a                0.37%             n/a                  7.04%***         5.88%
   Ratio of Expenses **                    n/a                3.80%             n/a                  3.61%            4.00%
Period ended December 31, 2004
   Unit Value                              n/a     $      7.272051              n/a      $      11.007919     $  10.243321
   Total Return *                          n/a                4.45%***          n/a                  7.90%***        21.26%***
   Ratio of Expenses **                    n/a                3.80%             n/a                  3.21%            4.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                   JNL/MCM           JNL/MCM               JNL/MCM             JNL/MCM
                                    JNL/MCM       Bond Index       Communications       Consumer Brands         Dow 10
                                  25 Portfolio     Portfolio      Sector Portfolio      Sector Portfolio       Portfolio
                                  ------------   ------------     ----------------      ----------------     ------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                     $   8.088140   $  12.587951     $       3.879092      $       7.513185     $   6.302564
   Total Return *                       -35.87%          2.66%              -40.24%               -31.98%          -46.57%
   Ratio of Expenses **                   1.00%          1.00%                1.00%                 1.00%            1.00%
Period ended December 31, 2007
   Unit Value                     $  12.612726   $  12.261238     $       6.491019      $      11.045267     $  11.794827
   Total Return *                        -3.80%          5.36%                3.26%***             -8.79%            0.01%
   Ratio of Expenses **                   1.00%          1.00%                1.00%                 1.00%            1.00%
Period ended December 31, 2006
   Unit Value                     $  13.110972   $  11.637195     $       6.286020      $      12.109280     $  11.793390
   Total Return *                        11.12%          2.62%               35.64%                12.31%           28.28%
   Ratio of Expenses **                   1.00%          1.00%                1.10%                 1.00%            1.00%
Period ended December 31, 2005
   Unit Value                     $  11.799121   $  11.340550     $       4.634201      $      10.781848     $   9.193764
   Total Return *                        -3.89%          0.84%               -0.14%                -0.10%***         6.61%
   Ratio of Expenses **                   1.00%          1.00%                1.10%                 1.00%            1.00%
Period ended December 31, 2004
   Unit Value                     $  12.277074   $  11.246377     $       4.640711      $      11.068600     $   9.844389
   Total Return *                        20.69%          1.04%***            -0.23%***              8.83%            1.84%
   Ratio of Expenses **                   1.00%          1.00%                1.10%                 1.15%            1.00%

                                                       JNL/MCM
                                      JNL/MCM          Enhanced        JNL/MCM             JNL/MCM             JNL/MCM
                                   Dow Dividend      S&P 500 Stock    European 30          Financial          Global 15
                                   Portfolio(a)     Index Portfolio   Portfolio(b)     Sector Portfolio       Portfolio
                                   ------------     ---------------   ------------     ----------------     ------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                      $   5.304558     $      6.429082   $   8.602749     $       6.132779     $  10.249580
   Total Return *                        -49.87%             -38.43%         -7.01%***           -51.14%          -49.03%
   Ratio of Expenses **                    1.00%               1.00%          1.15%                1.00%            1.00%
Period ended December 31, 2007
   Unit Value                      $  10.581265     $     10.441324            n/a     $      12.550628     $  20.108100
   Total Return *                        -10.83%***            2.73%           n/a               -18.19%***        10.01%
   Ratio of Expenses **                    1.00%               1.00%           n/a                 1.00%            1.00%
Period ended December 31, 2006
   Unit Value                      $  11.865620     $     10.164248            n/a     $      15.340976     $  18.279250
   Total Return *                         18.66%***           15.68%           n/a                18.64%           38.72%
   Ratio of Expenses **                    1.10%               1.00%           n/a                 1.15%            1.00%
Period ended December 31, 2005
   Unit Value                               n/a     $      8.786572            n/a     $      12.930662     $  13.176756
   Total Return *                           n/a                3.21%           n/a                 4.90%            9.09%
   Ratio of Expenses **                     n/a                1.00%           n/a                 1.15%            1.00%
Period ended December 31, 2004
   Unit Value                               n/a     $      8.513429            n/a     $      12.326584     $  12.078281
   Total Return *                           n/a               10.16%           n/a                12.19%           26.84%
   Ratio of Expenses **                     n/a                1.00%           n/a                 1.15%            1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                      JNL/MCM         JNL/MCM             JNL/MCM        JNL/MCM
                                        JNL/MCM      Bond Index    Communications     Consumer Brands    Dow 10
                                      25 Portfolio   Portfolio    Sector Portfolio   Sector Portfolio   Portfolio
                                      ------------   ----------   ----------------   ----------------   ---------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)           $   326,726   $  314,498   $       27,618     $         22,306   $ 335,675
   Units Outstanding (in thousands)         42,986       26,242            7,623                3,172      56,632
   Investment Income Ratio *                  3.13%        4.39%            4.39%                0.34%       0.00%
Period ended December 31, 2007
   Net Assets (in thousands)           $   689,744   $  303,352   $       82,006     $         17,959   $ 815,547
   Units Outstanding (in thousands)         57,881       25,866           13,425                1,719      73,139
   Investment Income Ratio *                  1.64%        4.40%            4.21%                0.49%       0.00%
Period ended December 31, 2006
   Net Assets (in thousands)           $   707,449   $  231,059   $       53,066     $         22,722   $ 848,141
   Units Outstanding (in thousands)         56,752       20,619            8,876                1,967      75,604
   Investment Income Ratio *                  0.00%        2.20%            2.29%                0.22%       0.00%
Period ended December 31, 2005
   Net Assets (in thousands)           $   547,728   $  169,206   $       12,982     $         17,930   $ 547,103
   Units Outstanding (in thousands)         48,527       15,411            2,866                1,727      62,187
   Investment Income Ratio *                  0.00%        2.91%            9.45%                1.73%       0.00%
Period ended December 31, 2004
   Net Assets (in thousands)           $   411,612   $  111,204   $       16,654     $         14,748   $ 429,753
   Units Outstanding (in thousands)         34,713       10,126            3,666                1,356      45,137
   Investment Income Ratio *                  0.00%        0.39%            0.01%                0.00%       0.00%

                                                         JNL/MCM
                                        JNL/MCM         Enhanced         JNL/MCM          JNL/MCM          JNL/MCM
                                      Dow Dividend    S&P 500 Stock    European 30       Financial        Global 15
                                      Portfolio(a)   Index Portfolio   Portfolio(b)   Sector Portfolio    Portfolio
                                      ------------   ---------------   ------------   ----------------   -----------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $    187,965   $        42,727   $        393   $         72,120   $   523,597
   Units Outstanding (in thousands)         36,151             6,841             46             12,618        54,392
   Investment Income Ratio *                  0.45%             1.56%          0.76%              1.76%         0.00%
Period ended December 31, 2007
   Net Assets (in thousands)          $    381,088   $        79,149            n/a   $         51,640   $ 1,308,355
   Units Outstanding (in thousands)         36,492             7,793            n/a              4,371        68,945
   Investment Income Ratio *                  0.00%             1.59%           n/a               1.53%         0.00%
Period ended December 31, 2006
   Net Assets (in thousands)          $    278,475   $        66,622            n/a   $         66,020   $ 1,120,821
   Units Outstanding (in thousands)         23,593             6,531            n/a              4,511        64,547
   Investment Income Ratio *                  0.00%             6.96%           n/a               1.37%         0.00%
Period ended December 31, 2005
   Net Assets (in thousands)                   n/a   $        51,576            n/a   $         37,388   $   639,572
   Units Outstanding (in thousands)            n/a             5,773            n/a              2,987        50,759
   Investment Income Ratio *                   n/a             5.94%            n/a               1.82%         0.00%
Period ended December 31, 2004
   Net Assets (in thousands)                   n/a   $        58,425            n/a   $         28,505   $   395,535
   Units Outstanding (in thousands)            n/a             6,653            n/a              2,369        33,886
   Investment Income Ratio *                   n/a             0.36%            n/a               0.07%         0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                                     Healthcare           Index 5        International         JNL 5         JNL Optimized
                                  Sector Portfolio     Portfolio(c)     Index Portfolio     Portfolio(a)     5 Portfolio(b)
                                  ----------------     ------------     ---------------     ------------     --------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                     $       7.859728     $   6.641190     $      9.690621     $   7.171980     $     6.012211
   Total Return *                           -25.89%          -29.78%***          -45.10%          -44.62%            -48.04%
   Ratio of Expenses **                       3.56%            3.26%              3.895%           3.695%             3.695%
Period ended December 31, 2007
   Unit Value                     $      10.605473     $   9.793444     $     17.652756     $  12.950761     $    11.569752
   Total Return *                             3.78%           -4.03%***            6.15%           -2.26%             13.27%***
   Ratio of Expenses **                       3.56%            3.11%              3.895%           3.695%             3.695%
Period ended December 31, 2006
   Unit Value                     $      10.218724              n/a     $     16.629925     $  13.250811     $    10.602318
   Total Return *                             2.56%             n/a               20.79%           14.52%             12.32%***
   Ratio of Expenses **                       3.56%             n/a               3.895%           3.695%              3.26%
Period ended December 31, 2005
   Unit Value                     $       9.963495              n/a     $     13.767148     $  11.570828                n/a
   Total Return *                             5.18%***          n/a                8.99%            7.65%** *           n/a
   Ratio of Expenses **                       3.56%             n/a               3.895%           3.695%               n/a
Period ended December 31, 2004
   Unit Value                     $       9.693345              n/a     $     12.631192     $  10.865550                n/a
   Total Return *                            -0.43%***          n/a               12.88%***         3.95%** *           n/a
   Ratio of Expenses **                       3.41%             n/a               3.895%           3.095%               n/a

                                     JNL/MCM            JNL/MCM              JNL/MCM             JNL/MCM           JNL/MCM
                                    Nasdaq 25      NYSE International        Oil & Gas         Pacific Rim 30       S&P 10
                                  Portfolio(a)      25 Portfolio(c)       Sector Portfolio       Portfolio(d)      Portfolio
                                  ------------     ------------------     ----------------     --------------     -----------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                     $   6.734775     $         5.970626     $      18.046281     $     9.546820     $   5.609372
   Total Return *                       -43.59%                -47.72%              -40.25%             12.07%***      -51.61%
   Ratio of Expenses **                   3.61%                  3.36%                3.91%              2.36%           4.00%
Period ended December 31, 2007
   Unit Value                     $  11.938104     $        11.419846     $      30.200568                n/a     $ 11.591185
   Total Return *                        14.83%                  9.11%***            30.07%               n/a            0.89%
   Ratio of Expenses **                   3.61%                  3.36%                3.91%               n/a            4.00%
Period ended December 31, 2006
   Unit Value                     $  10.396119                    n/a     $      23.218669                n/a     $ 11.488758
   Total Return *                         1.04%                   n/a                16.17%               n/a            0.57%
   Ratio of Expenses **                   3.61%                   n/a                 3.91%               n/a            4.00%
Period ended December 31, 2005
   Unit Value                     $  10.289532                    n/a     $      19.986224                n/a     $ 11.424088
   Total Return *                         1.68%***                n/a                -7.10%***            n/a           31.89%
   Ratio of Expenses **                   3.61%                   n/a                 3.91%               n/a            4.00%
Period ended December 31, 2004
   Unit Value                     $  10.787801                    n/a     $      15.647043                n/a     $  8.661826
   Total Return *                         1.94%***                n/a                15.27%***            n/a           15.39%***
   Ratio of Expenses **                   3.15%                   n/a                 3.41%               n/a            4.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                      JNL/MCM             JNL/MCM            JNL/MCM          JNL/MCM           JNL/MCM
                                     Healthcare           Index 5         International        JNL 5         JNL Optimized
                                  Sector Portfolio      Portfolio(c)     Index Portfolio   Portfolio(a)     5 Portfolio(b)
                                 -----------------     -------------     ---------------  -------------     ---------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                    $       10.024957     $    6.885272     $     11.853967   $   8.040449     $      6.460537
   Total Return *                           -23.97%           -28.18%***          -43.49%        -43.11%             -46.62%
   Ratio of Expenses **                       1.00%             1.10%               1.00%          1.00%               1.00%
Period ended December 31, 2007
   Unit Value                    $       13.185167     $    9.923123     $     20.977377   $  14.132910     $     12.101901
   Total Return *                             6.49%             1.36%***            9.29%          0.42%               2.26%***
   Ratio of Expenses **                       1.00%             1.15%               1.00%          1.00%               1.00%
Period ended December 31, 2006
   Unit Value                    $       12.381483               n/a     $     19.194913   $  14.073753     $     10.751698
   Total Return *                             5.21%              n/a               24.33%         17.64%               7.09%***
   Ratio of Expenses **                       1.00%              n/a                1.00%          1.00%               1.15%
Period ended December 31, 2005
   Unit Value                    $       11.767904               n/a     $     15.438331   $  11.963532                 n/a
   Total Return *                             8.74%***           n/a               12.19%         -0.31%***             n/a
   Ratio of Expenses **                       1.00%              n/a                1.00%          1.00%                n/a
Period ended December 31, 2004
   Unit Value                    $       10.984570               n/a     $     13.761360   $  10.917908                 n/a
   Total Return *                             0.67%***           n/a               18.30%          2.51%***             n/a
   Ratio of Expenses **                       1.10%              n/a                1.00%          1.10%                n/a

                                   JNL/MCM             JNL/MCM               JNL/MCM                JNL/MCM          JNL/MCM
                                  Nasdaq 25       NYSE International        Oil & Gas           Pacific Rim 30        S&P 10
                                 Portfolio(a)       25 Portfolio(c)      Sector Portfolio        Portfolio(d)       Portfolio
                                 ------------     ------------------     -----------------      --------------     -------------
LOWEST EXPENSE RATIO
Period ended December 31, 2008
   Unit Value                    $   7.523099     $         6.210757     $       23.795171      $     9.573796     $    7.457573
   Total Return *                      -26.43%***             -40.36%***            -38.48%               0.87%***        -50.13%
   Ratio of Expenses **                  1.00%                  1.00%                 1.00%               1.15%             1.00%
Period ended December 31, 2007
   Unit Value                    $  12.949952     $        11.594407     $       38.679651                 n/a     $   14.954809
   Total Return *                       17.77%                 12.01%***             33.93%                n/a              3.98%
   Ratio of Expenses **                  1.10%                  1.10%                 1.00%                n/a              1.00%
Period ended December 31, 2006
   Unit Value                    $  10.996216                    n/a     $       28.880108                 n/a     $   14.382183
   Total Return *                        3.60%                   n/a                 19.59%                n/a              3.62%
   Ratio of Expenses **                  1.10%                   n/a                  1.00%                n/a              1.00%
Period ended December 31, 2005
   Unit Value                    $  10.614405                    n/a     $       24.148719                 n/a     $   13.879669
   Total Return *                       -2.09%                   n/a                 35.51%***             n/a             35.89%
   Ratio of Expenses **                  1.10%                   n/a                  1.00%                n/a              1.00%
Period ended December 31, 2004
   Unit Value                    $  10.841214                    n/a     $       17.733168                 n/a     $   10.213546
   Total Return *                       -0.85%***                n/a                 -0.66%***             n/a             16.50%
   Ratio of Expenses **                  1.10%                   n/a                  1.10%                n/a              1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                          JNL/MCM              JNL/MCM           JNL/MCM            JNL/MCM         JNL/MCM
                                         Healthcare            Index 5        International          JNL 5       JNL Optimized
                                      Sector Portfolio      Portfolio(c)     Index Portfolio     Portfolio(a)   5 Portfolio(b)
                                      ----------------    ----------------   ---------------    -------------   --------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $        118,315    $         56,123   $       296,336    $   2,750,040   $      288,762
   Units Outstanding (in thousands)             12,595               8,223            26,077          351,715           45,495
   Investment Income Ratio *                      0.82%               1.35%             2.07%            2.19%            0.01%
Period ended December 31, 2007
   Net Assets (in thousands)          $        106,519    $         27,920   $       554,883    $   5,208,867   $      375,799
   Units Outstanding (in thousands)              8,577               2,824            27,401          376,758           31,420
   Investment Income Ratio *                      0.80%               0.00%             2.83%            2.12%            3.74%
Period ended December 31, 2006
   Net Assets (in thousands)          $         80,719                 n/a   $       457,401    $   3,510,402   $       83,942
   Units Outstanding (in thousands)              6,873                 n/a            24,461          253,347            7,834
   Investment Income Ratio *                      0.58%                n/a              3.16%            0.43%            0.85%
Period ended December 31, 2005
   Net Assets (in thousands)          $         73,969                 n/a   $       270,319    $   1,178,139              n/a
   Units Outstanding (in thousands)              6,571                 n/a            17,823           99,440              n/a
   Investment Income Ratio *                      0.84%                n/a              2.95%            0.05%             n/a
Period ended December 31, 2004
   Net Assets (in thousands)          $         39,865                 n/a   $       162,270    $      81,383              n/a
   Units Outstanding (in thousands)              3,742                 n/a            11,867            7,460              n/a
   Investment Income Ratio *                      0.00%                n/a              0.13%            0.60%             n/a

                                          JNL/MCM              JNL/MCM             JNL/MCM            JNL/MCM        JNL/MCM
                                         Nasdaq 25         NYSE International      Oil & Gas       Pacific Rim 30     S&P 10
                                        Portfolio(a)        25 Portfolio(c)     Sector Portfolio    Portfolio(d)    Portfolio
                                      ----------------    -------------------   ----------------   --------------   ----------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $         52,148    $            50,700   $        303,559   $          489   $  319,741
   Units Outstanding (in thousands)              7,151                  8,265             13,755               51       45,660
   Investment Income Ratio *                      0.02%                  0.01%              0.56%            0.00%        0.00%
Period ended December 31, 2007
   Net Assets (in thousands)          $        106,385    $            63,561   $        443,808              n/a   $  833,493
   Units Outstanding (in thousands)              8,393                  5,504             12,229              n/a       58,973
   Investment Income Ratio *                      0.00%                  6.89%              1.09%             n/a         0.00%
Period ended December 31, 2006
   Net Assets (in thousands)          $         65,396                    n/a   $        282,036              n/a   $  803,247
   Units Outstanding (in thousands)              6,035                    n/a             10,353              n/a       58,733
   Investment Income Ratio *                      0.00%                   n/a               1.23%             n/a         0.00%
Period ended December 31, 2005
   Net Assets (in thousands)          $         42,128                    n/a   $        173,953              n/a   $  694,989
   Units Outstanding (in thousands)              4,002                    n/a              7,593              n/a       52,332
   Investment Income Ratio *                      0.00%                   n/a               2.75%             n/a         0.00%
Period ended December 31, 2004
   Net Assets (in thousands)          $          9,084                    n/a   $         52,129              n/a   $  361,642
   Units Outstanding (in thousands)                838                    n/a              3,035              n/a       36,652
   Investment Income Ratio *                      0.00%                   n/a               0.00%             n/a         0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                   JNL/MCM            JNL/MCM             JNL/MCM            JNL/MCM              JNL/MCM
                                    S&P 24        S&P 400 MidCap          S&P 500            S&P SMid         Select Small-Cap
                                 Portfolio(b)     Index Portfolio     Index Portfolio     60 Portfolio(c)         Portfolio
                                 ------------     ---------------     ---------------     ---------------     ----------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                    $   6.831992     $      8.422212     $      6.564522     $      5.911605     $       8.735721
   Total Return *                       -5.28%***          -39.97%             -40.02%             -32.38%              -42.41%
   Ratio of Expenses **                  3.26%              3.895%              3.895%              3.145%                4.00%
Period ended December 31, 2007
   Unit Value                    $  10.513577     $     14.029655     $     10.945285     $      8.742381     $      15.168172
   Total Return *                       -1.17%***            3.32%               0.87%              -1.08%***          -13.98%
   Ratio of Expenses **                 3.145%              3.895%              3.895%              3.145%                4.00%
Period ended December 31, 2006
   Unit Value                    $  10.104177     $     13.578314     $     10.850789                 n/a     $      17.633309
   Total Return *                        0.00%               5.51%              10.69%                n/a                 5.20%
   Ratio of Expenses **                 2.895%              3.895%              3.895%                n/a                 4.00%
Period ended December 31, 2005
   Unit Value                             n/a     $     12.869369     $      9.802793                 n/a     $      16.761938
   Total Return *                         n/a                7.71%               0.40%                n/a                 4.66%
   Ratio of Expenses **                   n/a               3.895%              3.895%                n/a                 4.00%
Period ended December 31, 2004
   Unit Value                             n/a     $     11.947627     $      9.763928                 n/a     $      16.015281
   Total Return *                         n/a                8.47%***            5.24%***             n/a                 4.35%***
   Ratio of Expenses **                   n/a               3.895%              3.895%                n/a                 4.00%

                                                                                                                     JNL/
                                     JNL/MCM             JNL/MCM             JNL/MCM                              Oppenheimer
                                    Small Cap           Technology        Value Line 30         JNL/MCM          Global Growth
                                 Index Portfolio     Sector Portfolio      Portfolio(a)     VIP Portfolio(a)       Portfolio
                                 ---------------     ----------------     -------------     ----------------     -------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                    $      8.172661     $       3.163917     $    8.429241     $       7.473857     $    7.568122
   Total Return *                         -37.41%              -45.48%           -49.35%              -44.76%           -42.96%
   Ratio of Expenses **                    3.895%                3.71%            3.695%                3.51%             3.61%
Period ended December 31, 2007
   Unit Value                    $     13.058461     $       5.803200     $   16.642550     $      13.529815     $   13.268141
   Total Return *                          -5.87%               10.37%            15.13%                6.91%             2.54%
   Ratio of Expenses **                    3.895%                3.71%            3.695%                3.51%             3.61%
Period ended December 31, 2006
   Unit Value                    $     13.872382     $       5.258183     $   14.455154     $      12.655538     $   12.940106
   Total Return *                          13.01%                5.38%            -6.36%***             8.31%            12.82%
   Ratio of Expenses **                    3.895%                3.71%            3.695%                3.51%             3.61%
Period ended December 31, 2005
   Unit Value                    $     12.275325     $       4.989541     $   15.224490     $      11.684904     $   11.469210
   Total Return *                           0.25%                0.00%***         18.82%***             8.42%***          5.39%***
   Ratio of Expenses **                    3.895%                3.71%             3.61%                3.51%             3.61%
Period ended December 31, 2004
   Unit Value                    $     12.244585     $       5.197926     $   11.381625     $      11.031481     $   10.553022
   Total Return *                           9.54%***             1.14%***          2.50%***             2.75%***         13.03%***
   Ratio of Expenses **                    3.895%                3.21%             3.21%                3.21%             3.41%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                    JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM               JNL/MCM
                                     S&P 24        S&P 400 MidCap         S&P 500           S&P SMid          Select Small-Cap
                                  Portfolio(b)     Index Portfolio    Index Portfolio    60 Portfolio(c)          Portfolio
                                 -------------     ---------------    ---------------    ---------------      ----------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                    $    7.257030     $     10.302385    $      8.029980    $      6.127313      $      11.614036
   Total Return *                       -22.00%***          -38.21%            -38.26%            -25.70%***            -40.65%
   Ratio of Expenses **                   1.00%               1.00%              1.00%              1.00%                 1.00%
Period ended December 31, 2007
   Unit Value                    $   10.878501     $     16.671900    $     13.006640    $      8.863185      $      19.569867
   Total Return *                         6.39%               6.38%              3.85%            -13.45%***            -11.35%
   Ratio of Expenses **                   1.10%               1.00%              1.00%              1.10%                 1.00%
Period ended December 31, 2006
   Unit Value                    $   10.225154     $     15.672619    $     12.524398                n/a      $      22.074332
   Total Return *                         2.25%***            8.60%             13.93%               n/a                  8.39%
   Ratio of Expenses **                   1.10%               1.00%              1.00%               n/a                  1.00%
Period ended December 31, 2005
   Unit Value                              n/a     $     14.431578    $     10.992756                n/a      $      20.364977
   Total Return *                          n/a               10.87%              3.34%               n/a                  7.84%
   Ratio of Expenses **                    n/a                1.00%              1.00%               n/a                  1.00%
Period ended December 31, 2004
   Unit Value                              n/a     $     13.016647    $     10.637567                n/a      $      18.884179
   Total Return *                          n/a               14.63%              8.97%               n/a                 11.46%
   Ratio of Expenses **                    n/a                1.00%              1.00%               n/a                  1.00%

                                                                                                                    JNL/
                                     JNL/MCM            JNL/MCM            JNL/MCM                              Oppenheimer
                                    Small Cap         Technology        Value Line 30         JNL/MCM          Global Growth
                                 Index Portfolio   Sector Portfolio      Portfolio(a)     VIP Portfolio(a)        Portfolio
                                 ---------------   ----------------     -------------     ----------------     -------------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                    $      9.997206   $       4.093468     $    9.450010     $       8.313699     $    9.246087
   Total Return *                         -35.58%            -43.98%           -47.97%              -39.16%***        -41.45%
   Ratio of Expenses **                     1.00%              1.00%             1.00%                1.00%            1.00%
Period ended December 31, 2007
   Unit Value                    $     15.517913   $       7.307406     $   18.161781     $      14.629951     $   15.792289
   Total Return *                          -3.09%             13.41%            18.29%                9.54%             5.26%
   Ratio of Expenses **                     1.00%              1.00%             1.00%                1.10%             1.00%
Period ended December 31, 2006
   Unit Value                    $     16.012149   $       6.443138     $   15.352958     $      13.356133     $   15.002894
   Total Return *                          16.32%              8.27%            -2.36%               10.94%            15.80%
   Ratio of Expenses **                     1.00%              1.00%             1.00%                1.10%             1.00%
Period ended December 31, 2005
   Unit Value                    $     13.765517   $       5.950916     $   15.724123     $      12.038914     $   12.955865
   Total Return *                           3.19%              8.47%***         37.42%                8.58%            12.61%
   Ratio of Expenses **                     1.00%              1.00%             1.00%                1.10%             1.00%
Period ended December 31, 2004
   Unit Value                    $     13.340256   $       5.835762     $   11.442423     $      11.087700     $   11.504893
   Total Return *                          16.26%              0.30%***          8.45%***             0.16%***         16.76%
   Ratio of Expenses **                     1.00%              1.10%             1.00%                1.10%             1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                        JNL/MCM          JNL/MCM          JNL/MCM           JNL/MCM            JNL/MCM
                                         S&P 24       S&P 400 MidCap      S&P 500          S&P SMid        Select Small-Cap
                                      Portfolio(b)   Index Portfolio   Index Portfolio   60 Portfolio(c)      Portfolio
                                      ------------   ---------------   ---------------   ---------------   ----------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $     25,914   $       235,462   $       352,980   $        40,940   $        298,383
   Units Outstanding (in thousands)          3,643            23,887            45,784             6,769             27,339
   Investment Income Ratio *                  0.00%             1.06%             1.65%             0.01%              0.28%
Period ended December 31, 2007
   Net Assets (in thousands)          $     22,726   $       414,090   $       561,046   $        32,447   $        628,445
   Units Outstanding (in thousands)          2,111            25,780            44,590             3,676             34,012
   Investment Income Ratio *                  0.00%             1.20%             1.41%             5.03%              7.92%
Period ended December 31, 2006
   Net Assets (in thousands)          $     17,704   $       349,594   $       506,064               n/a   $        700,093
   Units Outstanding (in thousands)          1,737            22,952            41,376               n/a             33,390
   Investment Income Ratio *                  0.00%             1.35%             1.51%              n/a               0.00%
Period ended December 31, 2005
   Net Assets (in thousands)                   n/a   $       264,156   $       380,518               n/a   $        546,751
   Units Outstanding (in thousands)            n/a            18,676            35,107               n/a             28,099
   Investment Income Ratio *                   n/a              1.58%             1.39%              n/a               0.00%
Period ended December 31, 2004
   Net Assets (in thousands)                   n/a   $       185,042   $       286,238               n/a   $        356,177
   Units Outstanding (in thousands)            n/a            14,331            26,949               n/a             19,549
   Investment Income Ratio *                   n/a              0.01%             1.60%              n/a               0.00%

                                                                                                                   JNL/
                                          JNL/MCM            JNL/MCM           JNL/MCM                          Oppenheimer
                                         Small Cap         Technology       Value Line 30        JNL/MCM       Global Growth
                                      Index Portfolio   Sector Portfolio     Portfolio(a)   VIP Portfolio(a)     Portfolio
                                      ---------------   ----------------    -------------   ----------------   -------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $       193,801   $         49,761    $     517,873   $        228,217   $     104,997
   Units Outstanding (in thousands)            20,221             13,023           56,424             28,250          11,924
   Investment Income Ratio *                     1.28%              0.02%            0.30%              1.50%           1.34%
Period ended December 31, 2007
   Net Assets (in thousands)          $       316,673   $         99,763    $   1,099,740   $        422,290   $     196,599
   Units Outstanding (in thousands)            21,146             14,472           61,931             29,419          13,002
   Investment Income Ratio *                     1.36%              0.09%            0.00%              3.04%           1.06%
Period ended December 31, 2006
   Net Assets (in thousands)          $       310,494   $         59,686    $     822,800   $        413,219   $     180,942
   Units Outstanding (in thousands)            19,903              9,646           54,436             31,351          12,505
   Investment Income Ratio *                     1.59%              0.09%            0.00%              0.52%           0.52%
Period ended December 31, 2005
   Net Assets (in thousands)          $       217,908   $         45,266    $     451,873   $        225,951   $     124,849
   Units Outstanding (in thousands)            16,115              7,874           28,983             18,905           9,918
   Investment Income Ratio *                     2.05%              1.60%            0.00%              0.55%           0.25%
Period ended December 31, 2004
   Net Assets (in thousands)          $       162,490   $         29,545    $      33,044   $         21,516   $     100,400
   Units Outstanding (in thousands)            12,205              5,149            2,890              1,943           8,904
   Investment Income Ratio *                     0.00%              0.00%            0.00%              0.37%           0.16%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                            JNL/
                                   JNL/PAM          JNL/PAM          JNL/PIMCO          JNL/PIMCO       PPM America
                                Asia ex-Japan      China-India      Real Return       Total Return      Core Equity
                                 Portfolio(b)     Portfolio(b)      Portfolio(a)     Bond Portfolio      Portfolio
                                -------------     ------------     -------------     --------------     -----------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $    4.725637     $   4.086552     $    9.960680     $    11.574992     $  9.975828
    Total Return *                     -49.80%***       -50.99%***        -11.52%***          -3.45%         -42.47%
    Ratio of Expenses **                 3.21%            3.21%            3.545%              3.91%           3.36%
Period ended December 31, 2007
    Unit Value                            n/a              n/a     $   10.761052     $    11.988650     $ 17.339977
    Total Return *                        n/a              n/a              5.72%***           4.07%         -10.33%
    Ratio of Expenses **                  n/a              n/a            3.145%               3.91%           3.36%
Period ended December 31, 2006
    Unit Value                            n/a              n/a               n/a     $    11.519490     $ 19.337160
    Total Return *                        n/a              n/a               n/a              -0.48%          10.00%
    Ratio of Expenses **                  n/a              n/a               n/a               3.91%           3.36%
Period ended December 31, 2005
    Unit Value                            n/a              n/a               n/a     $    11.575526     $ 17.579695
    Total Return *                        n/a              n/a               n/a              -0.56%***        2.30%***
    Ratio of Expenses **                  n/a              n/a               n/a               3.91%           3.36%
Period ended December 31, 2004
    Unit Value                            n/a              n/a               n/a     $    11.926497     $ 17.207404
    Total Return *                        n/a              n/a               n/a               1.88%***       12.96%***
    Ratio of Expenses **                  n/a              n/a               n/a               3.71%           3.06%

                                     JNL/              JNL/                JNL/              JNL/               JNL/
                                 PPM America        PPM America        PPM America        PPM America     Red Rocks Listed
                                  High Yield       Mid Cap Value     Small Cap Value     Value Equity      Private Equity
                                Bond Portfolio      Portfolio(b)       Portfolio(b)        Portfolio        Portfolio(c)
                                --------------     -------------     ---------------     ------------     ----------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $     7.488176     $    5.576767     $      6.178402     $   8.304331     $       5.901213
    Total Return *                      -33.21%           -47.15%***          -33.43%***       -49.03%              -24.84%***
    Ratio of Expenses **                  3.61%             2.91%               2.91%            3.51%               3.095%
Period ended December 31, 2007
    Unit Value                  $    11.211535               n/a                 n/a     $  16.293261                  n/a
    Total Return *                       -4.63%              n/a                 n/a            -7.99%***              n/a
    Ratio of Expenses **                  3.61%              n/a                 n/a             3.51%                 n/a
Period ended December 31, 2006
    Unit Value                  $    11.755761               n/a                 n/a     $  15.286772                  n/a
    Total Return *                        5.00%***           n/a                 n/a             9.27%                 n/a
    Ratio of Expenses **                  3.61%              n/a                 n/a            3.395%                 n/a
Period ended December 31, 2005
    Unit Value                  $    11.070629               n/a                 n/a     $  16.589654                  n/a
    Total Return *                       -1.13%***           n/a                 n/a             2.22%***              n/a
    Ratio of Expenses **                  3.56%              n/a                 n/a            3.395%                 n/a
Period ended December 31, 2004
    Unit Value                  $    11.593620               n/a                 n/a     $  16.757063                  n/a
    Total Return *                        0.99%***           n/a                 n/a             8.02%***              n/a
    Ratio of Expenses **                  3.16%              n/a                 n/a            3.145%                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations March 31, 2008.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                          JNL/
                                   JNL/PAM          JNL/PAM         JNL/PIMCO          JNL/PIMCO      PPM America
                                Asia ex-Japan     China-India       Real Return       Total Return    Core Equity
                                 Portfolio(b)     Portfolio(b)      Portfolio(a)     Bond Portfolio    Portfolio
                                -------------     ------------     -------------     --------------   -----------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $    4.833989     $   4.180148     $   10.469333     $    15.867781   $ 13.482237
    Total Return *                     -47.99%***       -49.76%***         -8.88%***          -0.60%       -41.18%
    Ratio of Expenses **                 1.10%            1.10%             1.00%              1.00%         1.15%
Period ended December 31, 2007
    Unit Value                            n/a              n/a     $   10.973974     $    15.963557   $ 22.922528
    Total Return *                        n/a              n/a              9.72%***           7.16%        -8.31%
    Ratio of Expenses **                  n/a              n/a             1.10%               1.00%         1.15%
Period ended December 31, 2006
    Unit Value                            n/a              n/a               n/a     $    14.896380   $ 25.000877
    Total Return *                        n/a              n/a               n/a               2.45%        12.45%
    Ratio of Expenses **                  n/a              n/a               n/a               1.00%         1.15%
Period ended December 31, 2005
    Unit Value                            n/a              n/a               n/a     $    14.540662   $ 22.233139
    Total Return *                        n/a              n/a               n/a               1.29%         7.51%
    Ratio of Expenses **                  n/a              n/a               n/a               1.00%         1.15%
Period ended December 31, 2004
    Unit Value                            n/a              n/a               n/a     $    14.354794   $ 20.680819
    Total Return *                        n/a              n/a               n/a               3.41%        11.75%
    Ratio of Expenses **                  n/a              n/a               n/a               1.00%         1.15%

                                     JNL/               JNL/               JNL/              JNL/               JNL/
                                  PPM America       PPM America        PPM America        PPM America     Red Rocks Listed
                                  High Yield       Mid Cap Value     Small Cap Value     Value Equity      Private Equity
                                Bond Portfolio      Portfolio(b)       Portfolio(b)        Portfolio        Portfolio(c)
                                --------------     -------------     ---------------     ------------     ----------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $     9.942050     $    5.653172     $      6.263202     $  11.536294     $       5.930376
    Total Return *                      -31.44%           -47.05%***          -40.61%***       -47.79%              -31.82%***
    Ratio of Expenses **                  1.00%             1.10%               1.10%            1.10%                1.00%
Period ended December 31, 2007
    Unit Value                  $    14.502044               n/a                 n/a     $  22.095438                  n/a
    Total Return *                       -2.09%              n/a                 n/a            -6.66%                 n/a
    Ratio of Expenses **                  1.00%              n/a                 n/a             1.10%                 n/a
Period ended December 31, 2006
    Unit Value                  $    14.812194               n/a                 n/a     $  23.672826                  n/a
    Total Return *                        9.42%              n/a                 n/a            11.79%                 n/a
    Ratio of Expenses **                  1.00%              n/a                 n/a             1.10%                 n/a
Period ended December 31, 2005
    Unit Value                  $    13.537400               n/a                 n/a     $  21.175540                  n/a
    Total Return *                        0.68%              n/a                 n/a             9.10%***              n/a
    Ratio of Expenses **                  1.00%              n/a                 n/a             1.10%                 n/a
Period ended December 31, 2004
    Unit Value                  $    13.446454               n/a                 n/a     $  20.312647                  n/a
    Total Return *                        3.01%***           n/a                 n/a             8.50%                 n/a
    Ratio of Expenses **                  1.00%              n/a                 n/a             1.15%                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations March 31, 2008.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                          JNL/
                                         JNL/PAM        JNL/PAM        JNL/PIMCO        JNL/PIMCO     PPM America
                                      Asia ex-Japan   China-India     Real Return     Total Return    Core Equity
                                       Portfolio(b)   Portfolio(b)    Portfolio(a)   Bond Portfolio    Portfolio
                                      -------------   ------------   -------------   --------------   -----------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $       3,934   $     24,871   $     423,346   $      871,072   $    37,459
    Units Outstanding (in thousands)            819          5,964          41,005           59,558         3,362
    Investment Income Ratio *                  1.34%          0.00%           1.51%            4.36%         0.18%
Period ended December 31, 2007
    Net Assets (in thousands)                   n/a            n/a   $      75,390   $      598,012   $    75,771
    Units Outstanding (in thousands)            n/a            n/a           6,906           40,603         4,013
    Investment Income Ratio *                   n/a            n/a           0.00%             5.28%         0.32%
Period ended December 31, 2006
    Net Assets (in thousands)                   n/a            n/a             n/a   $      435,179   $   103,219
    Units Outstanding (in thousands)            n/a            n/a             n/a           31,702         5,014
    Investment Income Ratio *                   n/a            n/a             n/a             3.97%         0.36%
Period ended December 31, 2005
    Net Assets (in thousands)                   n/a            n/a             n/a   $      324,438   $   118,699
    Units Outstanding (in thousands)            n/a            n/a             n/a           24,289         6,488
    Investment Income Ratio *                   n/a            n/a             n/a             4.46%         0.76%
Period ended December 31, 2004
    Net Assets (in thousands)                   n/a            n/a             n/a   $      233,210   $   135,415
    Units Outstanding (in thousands)            n/a            n/a             n/a           17,736         7,956
    Investment Income Ratio *                   n/a            n/a             n/a             1.79%         0.57%

                                            JNL/            JNL/             JNL/             JNL/             JNL/
                                        PPM America     PPM America      PPM America      PPM America   Red Rocks Listed
                                        High Yield     Mid Cap Value   Small Cap Value   Value Equity    Private Equity
                                      Bond Portfolio    Portfolio(b)     Portfolio(b)      Portfolio      Portfolio(c)
                                      --------------   -------------   ---------------   ------------   ----------------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $      172,415   $       3,373   $         4,763   $     55,567   $         12,102
    Units Outstanding (in thousands)          19,370             599               764          5,526              2,044
    Investment Income Ratio *                   8.88%           0.72%             0.90%          2.47%              0.97%
Period ended December 31, 2007
    Net Assets (in thousands)         $      267,490             n/a               n/a   $    119,369                n/a
    Units Outstanding (in thousands)          20,646             n/a               n/a          6,245                n/a
    Investment Income Ratio *                   7.54%            n/a               n/a           0.60%               n/a
Period ended December 31, 2006
    Net Assets (in thousands)         $      284,124             n/a               n/a   $    154,997                n/a
    Units Outstanding (in thousands)          21,538             n/a               n/a          7,582                n/a
    Investment Income Ratio *                   7.15%            n/a               n/a           0.03%               n/a
Period ended December 31, 2005
    Net Assets (in thousands)         $      209,499             n/a               n/a   $    169,897                n/a
    Units Outstanding (in thousands)          17,807             n/a               n/a          9,315                n/a
    Investment Income Ratio *                   7.01%            n/a               n/a           0.96%               n/a
Period ended December 31, 2004
    Net Assets (in thousands)         $      235,740             n/a               n/a   $    195,303                n/a
    Units Outstanding (in thousands)          20,283             n/a               n/a         11,118                n/a
    Investment Income Ratio *                   0.36%            n/a               n/a           1.34%               n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations March 31, 2008.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                      JNL/S&P
                                                    JNL/S&P         JNL/S&P          JNL/S&P        Disciplined
                                                  Competitive     Disciplined      Disciplined        Moderate
                                  JNL/S&P 4        Advantage        Growth           Moderate          Growth
                                Portfolio(c)     Portfolio(c)     Portfolio(b)     Portfolio(b)     Portfolio(b)
                                ------------     ------------     ------------     ------------     ------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $   6.531198     $   6.765550     $   6.103657     $   7.306311     $   6.545258
    Total Return *                    -31.69%***       -28.46%***        -0.30%***       -27.88%***       -36.78%
    Ratio of Expenses **                3.61%            3.26%            3.01%           3.695%           3.145%
Period ended December 31, 2007
    Unit Value                  $   9.909378     $   9.904249     $  10.364266     $  10.396421     $  10.353901
    Total Return *                     -0.63%***        -0.96%***         0.66%***         2.35%***        -0.92%***
    Ratio of Expenses **                2.71%           2.845%           2.845%            3.01%           3.145%
Period ended December 31, 2006
    Unit Value                           n/a              n/a              n/a              n/a              n/a
    Total Return *                       n/a              n/a              n/a              n/a              n/a
    Ratio of Expenses **                 n/a              n/a              n/a              n/a              n/a
Period ended December 31, 2005
    Unit Value                           n/a              n/a              n/a              n/a              n/a
    Total Return *                       n/a              n/a              n/a              n/a              n/a
    Ratio of Expenses **                 n/a              n/a              n/a              n/a              n/a
Period ended December 31, 2004
    Unit Value                           n/a              n/a              n/a              n/a              n/a
    Total Return *                       n/a              n/a              n/a              n/a              n/a
    Ratio of Expenses **                 n/a              n/a              n/a              n/a              n/a

                                                      JNL/S&P
                                    JNL/S&P            Growth                                  JNL/               JNL/
                                Dividend Income      Retirement          JNL/S&P            S&P Managed       S&P Managed
                                    & Growth         Strategy        Intrinsic Value        Aggressive        Conservative
                                  Portfolio(c)      Portfolio(b)       Portfolio(c)      Growth Portfolio     Portfolio(a)
                                ---------------     ------------     ---------------     ----------------     ------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                  $      6.991175     $   7.237286     $      6.144531     $       7.755799     $   9.075254
    Total Return *                       -23.25%***       -32.15%             -33.54%***           -41.40%          -16.88%
    Ratio of Expenses **                   3.26%            1.05%               3.26%                3.75%           3.695%
Period ended December 31, 2007
    Unit Value                  $      9.755667     $  10.666237     $      9.906975     $      13.234462     $  10.918213
    Total Return *                         0.38%***         5.69%***           -0.93%***             5.13%            2.42%
    Ratio of Expenses **                   2.71%            1.05%              2.845%                3.75%           3.695%
Period ended December 31, 2006
    Unit Value                              n/a              n/a                 n/a     $      12.588579     $  10.660437
    Total Return *                          n/a              n/a                 n/a                11.32%            3.25%***
    Ratio of Expenses **                    n/a              n/a                 n/a                 3.75%           3.695%
Period ended December 31, 2005
    Unit Value                              n/a              n/a                 n/a     $      11.308090     $  10.304722
    Total Return *                          n/a              n/a                 n/a                 4.49%            1.62%***
    Ratio of Expenses **                    n/a              n/a                 n/a                 3.75%            3.31%
Period ended December 31, 2004
    Unit Value                              n/a              n/a                 n/a     $      10.821744     $  10.276433
    Total Return *                          n/a              n/a                 n/a                 6.71%***        -0.01%***
    Ratio of Expenses **                    n/a              n/a                 n/a                 3.75%            2.96%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                                      JNL/S&P
                                                    JNL/S&P                                                         Disciplined
                                                  Competitive           JNL/S&P                  JNL/S&P              Moderate
                                 JNL/S&P 4         Advantage          Disciplined              Disciplined             Growth
                                Portfolio(c)     Portfolio(c)     Growth Portfolio(b)     Moderate Portfolio(b)     Portfolio(b)
                                ------------     ------------     -------------------     ---------------------     ------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $   6.710374     $   6.924855     $          6.336449     $            7.679321     $   6.805842
    Total Return *                    -28.15%***       -24.77%***              -34.40%***                -27.44%          -35.51%
    Ratio of Expenses **                1.10%            1.10%                   1.10%                     1.15%            1.15%
Period ended December 31, 2007
    Unit Value                  $    9.921241    $   9.917140     $         10.534013     $           10.582996     $  10.553448
    Total Return *                     -1.84%***        -1.88%***               -0.78%***                  3.79%***         4.34%***
    Ratio of Expenses **                1.15%            1.15%                   1.15%                     1.15%            1.15%
Period ended December 31, 2006
    Unit Value                           n/a              n/a                     n/a                       n/a              n/a
    Total Return *                       n/a              n/a                     n/a                       n/a              n/a
    Ratio of Expenses **                 n/a              n/a                     n/a                       n/a              n/a
Period ended December 31, 2005
    Unit Value                           n/a              n/a                     n/a                       n/a              n/a
    Total Return *                       n/a              n/a                     n/a                       n/a              n/a
    Ratio of Expenses **                 n/a              n/a                     n/a                       n/a              n/a
Period ended December 31, 2004
    Unit Value                           n/a              n/a                     n/a                       n/a              n/a
    Total Return *                       n/a              n/a                     n/a                       n/a              n/a
    Ratio of Expenses **                 n/a              n/a                     n/a                       n/a              n/a

                                                      JNL/S&P
                                    JNL/S&P            Growth                                  JNL/             JNL/
                                Dividend Income      Retirement          JNL/S&P           S&P Managed      S&P Managed
                                    & Growth          Strategy       Intrinsic Value        Aggressive      Conservative
                                  Portfolio(c)      Portfolio(b)       Portfolio(c)      Growth Portfolio   Portfolio(a)
                                ---------------     ------------     ---------------     ----------------   ------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $      7.155794     $   7.315572     $      6.289289     $      10.420786   $  10.131175
    Total Return *                       -22.85%***       -31.77%             -31.17%***           -39.76%        -14.69%
    Ratio of Expenses **                   1.10%            0.50%               1.10%                1.00%          1.10%
Period ended December 31, 2007
    Unit Value                  $      9.766570     $  10.722463     $      9.919101     $      17.299623   $  11.876307
    Total Return *                        -2.62%***         0.17%***           -0.81%***             8.08%          5.13%
    Ratio of Expenses **                   1.25%            0.50%               1.25%                1.00%          1.10%
Period ended December 31, 2006
    Unit Value                              n/a              n/a                 n/a     $      16.006541   $  11.297247
    Total Return *                          n/a              n/a                 n/a                14.42%          6.67%
    Ratio of Expenses **                    n/a              n/a                 n/a                 1.00%          1.10%
Period ended December 31, 2005
    Unit Value                              n/a              n/a                 n/a     $      13.989395   $  10.590688
    Total Return *                          n/a              n/a                 n/a                 7.40%          2.60%
    Ratio of Expenses **                    n/a              n/a                 n/a                 1.00%          1.10%
Period ended December 31, 2004
    Unit Value                              n/a              n/a                 n/a     $      13.025544   $  10.322593
    Total Return *                          n/a              n/a                 n/a                11.50%          0.07%***
    Ratio of Expenses **                    n/a              n/a                 n/a                 1.00%          1.10%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                             JNL/S&P
                                                           JNL/S&P         JNL/S&P          JNL/S&P         Disciplined
                                                         Competitive     Disciplined      Disciplined        Moderate
                                        JNL/S&P 4         Advantage        Growth           Moderate          Growth
                                       Portfolio(c)     Portfolio(c)     Portfolio(b)     Portfolio(b)     Portfolio(b)
                                       -------------    -------------   --------------   --------------   --------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)           $     255,729    $      26,645   $       25,007   $       55,788   $       71,319
   Units Outstanding (in thousands)           38,346            3,872            3,996            7,341           10,574
   Investment Income Ratio *                    0.01%            1.47%            1.75%            1.30%            1.40%
Period ended December 31, 2007
   Net Assets (in thousands)           $      22,022    $       6,231   $       15,683   $       33,591   $       38,400
   Units Outstanding (in thousands)            2,221              629            1,496            3,190            3,658
   Investment Income Ratio *                    0.00%            0.07%            0.00%            0.00%            0.00%
Period ended December 31, 2006
   Net Assets (in thousands)                     n/a              n/a              n/a              n/a              n/a
   Units Outstanding (in thousands)              n/a              n/a              n/a              n/a              n/a
   Investment Income Ratio *                     n/a              n/a              n/a              n/a              n/a
Period ended December 31, 2005
   Net Assets (in thousands)                     n/a              n/a              n/a              n/a              n/a
   Units Outstanding (in thousands)              n/a              n/a              n/a              n/a              n/a
   Investment Income Ratio *                     n/a              n/a              n/a              n/a              n/a
Period ended December 31, 2004
   Net Assets (in thousands)                     n/a              n/a              n/a              n/a              n/a
   Units Outstanding (in thousands)              n/a              n/a              n/a              n/a              n/a
   Investment Income Ratio *                     n/a              n/a              n/a              n/a              n/a

                                          JNL/S&P          JNL/S&P                            JNL/
                                          Dividend          Growth         JNL/S&P         S&P Managed         JNL/
                                           Income         Retirement      Intrinsic        Aggressive      S&P Managed
                                          & Growth         Strategy         Value            Growth        Conservative
                                        Portfolio(c)     Portfolio(b)    Portfolio(c)       Portfolio      Portfolio(a)
                                       -------------    -------------   --------------   --------------   --------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)           $      33,656    $         548   $       29,551   $      334,779   $      374,871
   Units Outstanding (in thousands)            4,731               75            4,725           34,273           38,038
   Investment Income Ratio *                    4.82%            7.24%            1.24%            0.37%            4.19%
Period ended December 31, 2007
   Net Assets (in thousands)           $         738    $         815   $       11,822   $      606,719   $      240,837
   Units Outstanding (in thousands)               76               76            1,193           37,210           20,751
   Investment Income Ratio *                    0.13%            3.57%            0.09%            1.91%            3.16%
Period ended December 31, 2006
   Net Assets (in thousands)                     n/a              n/a              n/a   $      577,628   $      126,364
   Units Outstanding (in thousands)              n/a              n/a              n/a           38,011           11,361
   Investment Income Ratio *                     n/a              n/a              n/a             0.58%            2.06%
Period ended December 31, 2005
   Net Assets (in thousands)                     n/a              n/a              n/a   $      547,590   $       73,694
   Units Outstanding (in thousands)              n/a              n/a              n/a           40,948            7,023
   Investment Income Ratio *                     n/a              n/a              n/a             0.77%            0.43%
Period ended December 31, 2004
   Net Assets (in thousands)                     n/a              n/a              n/a   $      575,961   $       11,968
   Units Outstanding (in thousands)              n/a              n/a              n/a           45,907            1,161
   Investment Income Ratio *                     n/a              n/a              n/a             0.22%            0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                  JNL/S&P
                                                                                JNL/              Moderate           JNL/S&P
                                           JNL/               JNL/           S&P Managed           Growth            Moderate
                                       S&P Managed        S&P Managed          Moderate          Retirement         Retirement
                                          Growth            Moderate            Growth            Strategy           Strategy
                                        Portfolio         Portfolio(a)         Portfolio        Portfolio(C)       Portfolio(C)
                                      --------------     --------------     --------------     --------------     --------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                         $     8.130179     $     8.861798     $     8.468455     $     7.883524     $     8.549218
   Total Return *                             -37.77%            -24.10%            -30.35%            -25.51%            -18.27%
   Ratio of Expenses **                         3.80%             3.695%              4.01%              1.05%              1.05%
Period ended December 31, 2007
   Unit Value                         $    13.064157     $    11.675144     $    12.159040     $    10.583715     $    10.460704
   Total Return *                               4.63%              3.81%              4.36%              2.90%***           1.22%***
   Ratio of Expenses **                         3.80%             3.695%              4.01%              1.05%              1.05%
Period ended December 31, 2006
   Unit Value                         $    12.486478     $    11.247113     $    11.651023                n/a                n/a
   Total Return *                               9.90%              3.88%***          10.48%***            n/a                n/a
   Ratio of Expenses **                         3.80%             3.695%              4.01%               n/a                n/a
Period ended December 31, 2005
   Unit Value                         $    11.361577     $    10.628068     $    11.030655                n/a                n/a
   Total Return *                               3.44%              4.67%***           2.51%               n/a                n/a
   Ratio of Expenses **                         3.80%              3.26%              3.75%               n/a                n/a
Period ended December 31, 2004
   Unit Value                         $    10.983719     $    10.465081     $    10.760930                n/a                n/a
   Total Return *                               4.36%***           1.24%***           9.35%***            n/a                n/a
   Ratio of Expenses **                         3.80%              2.96%              3.75%               n/a                n/a

                                                                                                   JNL/
                                      JNL/S&P             JNL/S&P             JNL/S&P         S&P Retirement         JNL/S&P
                                  Retirement 2015     Retirement 2020     Retirement 2025         Income           Total Yield
                                    Portfolio(b)       Portfolio(b)         Portfolio(b)       Portfolio(b)        Portfolio(d)
                                  ---------------     ---------------     ---------------     --------------      --------------
Highest expense ratio
Period ended December 31, 2008
   Unit Value                     $      7.649318     $      7.456312     $      7.293231     $     8.586287      $     6.240794
   Total Return *                          -26.84%***          -35.22%             -37.48%            -19.28%***          -35.57%***
   Ratio of Expenses **                     3.145%               2.91%              2.845%              3.06%               3.51%
Period ended December 31, 2007
   Unit Value                     $     11.381800     $     11.510162     $     11.665172     $    10.861365      $    10.052412
   Total Return *                            6.21%              -3.78%***            3.16%***           0.64%***            0.52%***
   Ratio of Expenses **                      2.76%               2.91%              2.845%             2.845%              2.845%
Period ended December 31, 2006
   Unit Value                     $     10.716011     $     10.857985     $     10.947109     $    10.467614                 n/a
   Total Return *                            8.03%***            1.07%***           11.83%***           2.80%***             n/a
   Ratio of Expenses **                      2.76%               2.61%               2.41%              2.71%                n/a
Period ended December 31, 2005
   Unit Value                                 n/a                 n/a                 n/a                n/a                 n/a
   Total Return *                             n/a                 n/a                 n/a                n/a                 n/a
   Ratio of Expenses **                       n/a                 n/a                 n/a                n/a                 n/a
Period ended December 31, 2004
   Unit Value                                 n/a                 n/a                 n/a                n/a                 n/a
   Total Return *                             n/a                 n/a                 n/a                n/a                 n/a
   Ratio of Expenses **                       n/a                 n/a                 n/a                n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 17, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                               JNL/S&P            JNL/S&P
                                                         JNL/               JNL/           Moderate Growth       Moderate
                                      JNL/            S&P Managed        S&P Managed         Retirement         Retirement
                                   S&P Managed         Moderate           Moderate            Strategy           Strategy
                                Growth Portfolio     Portfolio(a)     Growth Portfolio       Portfolio(c)      Portfolio(c)
                                ----------------     ------------     ----------------     ---------------     ------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $      10.980959     $   9.892894     $      11.573735     $      7.968799     $   8.641694
    Total Return *                        -36.00%          -22.10%              -28.30%             -25.10%          -17.82%
    Ratio of Expenses **                    1.00%            1.10%                1.10%               0.50%            0.50%
Period ended December 31, 2007
    Unit Value                  $      17.157763     $  12.699683     $      16.140967     $     10.639521     $  10.515865
    Total Return *                          4.78%***         6.55%                7.46%               1.38%***         2.24%***
    Ratio of Expenses **                    1.00%            1.10%                1.10%               0.50%            0.50%
Period ended December 31, 2006
    Unit Value                  $      15.805175     $  11.918971     $      15.020558                 n/a              n/a
    Total Return *                         13.33%            9.19%               10.95%                n/a              n/a
    Ratio of Expenses **                    1.15%            1.10%                1.10%                n/a              n/a
Period ended December 31, 2005
    Unit Value                  $      13.945611     $  10.916193     $      13.538173                 n/a              n/a
    Total Return *                          6.21%            3.84%                5.25%                n/a              n/a
    Ratio of Expenses **                    1.15%            1.10%                1.10%                n/a              n/a
Period ended December 31, 2004
    Unit Value                  $      13.130178     $  10.512096     $      12.862656                 n/a              n/a
    Total Return *                         10.14%            1.11%***             1.11%***             n/a              n/a
    Ratio of Expenses **                    1.15%            1.10%                1.10%                n/a              n/a

                                                                                                 JNL/
                                    JNL/S&P             JNL/S&P             JNL/S&P         S&P Retirement       JNL/S&P
                                Retirement 2015     Retirement 2020     Retirement 2025         Income         Total Yield
                                  Portfolio(b)        Portfolio(b)        Portfolio(b)        Portfolio(b)     Portfolio(d)
                                ---------------     ---------------     ---------------     --------------     ------------
Lowest expense ratio
Period ended December 31, 2008
    Unit Value                  $      8.113663     $      7.854190     $      7.667635     $     9.097796     $   6.404924
    Total Return *                       -30.92%             -34.07%             -36.41%              6.48%***       -29.41%***
    Ratio of Expenses **                   1.15%               1.15%               1.15%              1.10%            1.10%
Period ended December 31, 2007
    Unit Value                  $     11.744841     $     11.912837     $     12.057863     $    11.226931     $  10.064737
    Total Return *                         7.96%***            8.21%               0.17%***           4.86%***         0.65%***
    Ratio of Expenses **                  1.15%                1.15%               1.15%              1.15%            1.25%
Period ended December 31, 2006
    Unit Value                  $     10.870432     $     11.009327     $     11.068092     $    10.613478              n/a
    Total Return *                         9.46%***            7.61%***            9.88%***           6.07%***          n/a
    Ratio of Expenses **                   1.25%               1.15%               1.25%              1.25%             n/a
Period ended December 31, 2005
    Unit Value                              n/a                 n/a                 n/a                n/a              n/a
    Total Return *                          n/a                 n/a                 n/a                n/a              n/a
    Ratio of Expenses **                    n/a                 n/a                 n/a                n/a              n/a
Period ended December 31, 2004
    Unit Value                              n/a                 n/a                 n/a                n/a              n/a
    Total Return *                          n/a                 n/a                 n/a                n/a              n/a
    Ratio of Expenses **                    n/a                 n/a                 n/a                n/a              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 17, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                                  JNL/S&P
                                                            JNL/            JNL/               JNL/S&P           Moderate
                                            JNL/         S&P Managed     S&P Managed       Moderate Growth      Retirement
                                         S&P Managed      Moderate        Moderate           Retirement          Strategy
                                      Growth Portfolio  Portfolio(a)  Growth Portfolio  Strategy Portfolio(c)  Portfolio(c)
                                      ----------------  ------------  ----------------  ---------------------  ------------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $        721,594  $    511,031  $        902,365  $                 583  $      1,108
    Units Outstanding (in thousands)            70,370        53,018            83,111                     74           129
    Investment Income Ratio *                     0.55%         4.00%             2.28%                 10.21%        11.33%
Period ended December 31, 2007
    Net Assets (in thousands)         $      1,201,073  $    475,928  $      1,251,889  $                 673  $        295
    Units Outstanding (in thousands)            74,650        38,280            82,230                     63            28
    Investment Income Ratio *                     1.70%         3.14%             2.24%                  4.37%         9.07%
Period ended December 31, 2006
    Net Assets (in thousands)         $      1,081,171  $    284,241  $        993,884                    n/a           n/a
    Units Outstanding (in thousands)            71,760        24,211            69,732                    n/a           n/a
    Investment Income Ratio *                     0.98%         2.01%             1.28%                   n/a           n/a
Period ended December 31, 2005
    Net Assets (in thousands)         $        938,302  $    140,109  $        759,013                    n/a           n/a
    Units Outstanding (in thousands)            69,873        12,958            58,758                    n/a           n/a
    Investment Income Ratio *                     1.19%         0.30%             1.91%                   n/a           n/a
Period ended December 31, 2004
    Net Assets (in thousands)         $        548,951  $    886,560  $         17,714                    n/a           n/a
    Units Outstanding (in thousands)            44,169        69,610             1,688                    n/a           n/a
    Investment Income Ratio *                     0.63%         0.00%             1.12%                   n/a           n/a

                                                                                               JNL/
                                          JNL/S&P          JNL/S&P           JNL/S&P      S&P Retirement     JNL/S&P
                                      Retirement 2015  Retirement 2020   Retirement 2025      Income       Total Yield
                                        Portfolio(b)     Portfolio(b)      Portfolio(b)     Portfolio(b)   Portfolio(d)
                                      ---------------  ---------------   ---------------  --------------  -------------
Portfolio data
Period ended December 31, 2008
    Net Assets (in thousands)         $        25,132  $        10,276   $         6,118  $       45,552  $      28,399
    Units Outstanding (in thousands)            3,143            1,329               808           5,098          4,462
    Investment Income Ratio *                    0.79%            1.33%             1.22%           1.84%          1.84%
Period ended December 31, 2007
    Net Assets (in thousands)         $        15,824  $         8,361   $         4,777  $       29,044  $       3,265
    Units Outstanding (in thousands)            1,359              710               400           2,615            325
    Investment Income Ratio *                    0.56%            0.43%             0.56%           1.10%          0.05%
Period ended December 31, 2006
    Net Assets (in thousands)         $         4,568  $         1,847   $           939  $        8,220            n/a
    Units Outstanding (in thousands)              422              168                85             777            n/a
    Investment Income Ratio *                    0.00%            0.00%             0.00%           0.00%            n/a
Period ended December 31, 2005
    Net Assets (in thousands)                     n/a              n/a               n/a             n/a            n/a
    Units Outstanding (in thousands)              n/a              n/a               n/a             n/a            n/a
    Investment Income Ratio *                     n/a              n/a               n/a             n/a            n/a
Period ended December 31, 2004
    Net Assets (in thousands)                     n/a              n/a               n/a             n/a            n/a
    Units Outstanding (in thousands)              n/a              n/a               n/a             n/a            n/a
    Investment Income Ratio *                     n/a              n/a               n/a             n/a            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations January 17, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/Select      JNL/Select          JNL/
                                        Balanced      Money Market     Select Value
                                       Portfolio        Portfolio        Portfolio
                                      -----------     ------------     ------------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                        $ 16.007656     $   9.646545     $  12.659714
    Total Return *                         -23.68%           -1.57%          -35.77%
    Ratio of Expenses **                     3.80%            3.75%            3.70%
Period ended December 31, 2007
    Unit Value                        $ 20.974344     $   9.800591     $  19.709046
    Total Return *                           3.46%            0.86%            3.91%
    Ratio of Expenses **                     3.80%            3.75%            3.70%
Period ended December 31, 2006
    Unit Value                        $ 20.272182     $   9.716797     $  18.967476
    Total Return *                           9.43%            0.68%           16.54%
    Ratio of Expenses **                     3.80%            3.75%            3.70%
Period ended December 31, 2005
    Unit Value                        $ 18.525561     $   9.651380     $  16.275491
    Total Return *                           1.38%           -1.06%            4.23%
    Ratio of Expenses **                     3.80%            3.75%            3.70%
Period ended December 31, 2004
    Unit Value                        $ 18.272679     $   9.754873     $  15.614300
    Total Return *                           4.59%***        -1.26%***         8.43%***
    Ratio of Expenses **                     3.80%            3.75%            3.70%

                                         JNL/T.Rowe            JNL/T.Rowe          JNL/T.Rowe
                                      Price Established       Price Mid-Cap        Price Value
                                       Growth Portfolio      Growth Portfolio       Portfolio
                                      -----------------      ----------------      -----------
Highest expense ratio
Period ended December 31, 2008
    Unit Value                        $       13.143650      $      19.052733      $  7.689738
    Total Return *                               -45.04%               -42.92%          -42.75%
    Ratio of Expenses **                           3.91%                 3.91%            3.91%
Period ended December 31, 2007
    Unit Value                        $       23.914187      $      33.381368      $ 13.432137
    Total Return *                                 5.87%                12.70%           -3.04%
    Ratio of Expenses **                           3.91%                 3.91%            3.91%
Period ended December 31, 2006
    Unit Value                        $       22.588231      $      29.620681      $ 13.853319
    Total Return *                                 9.35%                 2.71%           15.43%
    Ratio of Expenses **                           3.91%                 3.91%            3.91%
Period ended December 31, 2005
    Unit Value                        $       20.657198      $      28.839211      $ 12.001742
    Total Return *                                 3.35%***              2.74%***         2.74%***
    Ratio of Expenses **                           3.91%                 3.91%            3.91%
Period ended December 31, 2004
    Unit Value                        $       20.840862      $      26.410043      $ 11.900897
    Total Return *                                 5.44%***             10.12%***        11.32%***
    Ratio of Expenses **                           3.61%                 3.86%            3.65%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                      JNL/T.Rowe      JNL/T.Rowe
                                                      JNL/Select                        Price           Price
                                   JNL/Select           Money         JNL/Select      Established       Mid-Cap       JNL/T.Rowe
                                    Balanced           Market          Value            Growth          Growth       Price Value
                                    Portfolio         Portfolio       Portfolio        Portfolio       Portfolio      Portfolio
                                  ------------      ------------     -----------     ------------    ------------    -----------
Lowest expense ratio
Period ended December 31, 2008
   Unit Value                     $  23.451105      $  14.036344     $ 14.988548     $  19.548020    $  28.337674    $  9.897450
   Total Return *                       -21.51%             1.17%         -34.01%          -43.41%         -41.24%        -41.06%
   Ratio of Expenses **                   1.00%             1.00%           1.00%            1.00%           1.00%          1.00%
Period ended December 31, 2007
   Unit Value                     $  29.878778      $  13.873622     $ 22.712971     $  34.546285    $  48.224532    $ 16.792708
   Total Return *                         6.42%             3.69%           6.77%            9.01%          16.05%         -0.16%
   Ratio of Expenses **                   1.00%             1.00%           1.00%            1.00%           1.00%          1.00%
Period ended December 31, 2006
   Unit Value                     $  28.076791      $  13.379856     $ 21.272921     $  31.689645    $  41.556156    $ 16.819769
   Total Return *                        12.53%             3.48%          19.72%           12.57%           5.74%         18.83%
   Ratio of Expenses **                   1.00%             1.00%           1.00%            1.00%           1.00%          1.00%
Period ended December 31, 2005
   Unit Value                     $  24.951112      $  12.930219     $ 17.768770     $  28.151511    $  39.302036    $ 14.154707
   Total Return *                         4.26%             1.69%           7.08%            5.04%          12.96%          5.09%
   Ratio of Expenses **                   1.00%             1.00%           1.00%            1.00%           1.00%          1.00%
Period ended December 31, 2004
   Unit Value                     $  23.932714      $  12.715315     $ 16.594003     $  26.801645    $  34.792013    $ 13.468747
   Total Return *                         7.81%***         -0.02%***       13.63%            8.79%          16.86%          9.56%***
   Ratio of Expenses **                   1.00%             1.00%           1.00%            1.00%           1.00%          1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                JNL/T.Rowe    JNL/T.Rowe
                                                    JNL/Select       JNL/           Price       Price
                                      JNL/Select      Money         Select      Established     Mid-Cap      JNL/T.Rowe
                                       Balanced       Market        Value          Growth       Growth       Price Value
                                      Portfolio     Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                      ----------    ----------    ----------    -----------   -----------    -----------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)          $  432,806    $1,200,692    $  153,537    $   301,125    $  309,196    $   204,240
   Units Outstanding (in thousands)       20,425        94,661        10,667         17,567        12,488         21,770
   Investment Income Ratio *                2.44%         2.06%         0.04%          0.08%         0.00%          1.90%
Period ended December 31, 2007
   Net Assets (in thousands)          $  497,884    $  618,006    $  217,135    $   558,543    $  510,648    $   367,321
   Units Outstanding (in thousands)       18,482        48,897         9,897         18,570        12,275         22,938
   Investment Income Ratio *                2.57%         4.60%         3.53%          1.07%         1.71%          2.29%
Period ended December 31, 2006
   Net Assets (in thousands)          $  413,630    $  247,194    $  165,654    $   366,621    $  395,854    $   323,913
   Units Outstanding (in thousands)       16,395        20,137         8,007         13,352        11,280         20,028
   Investment Income Ratio *                2.69%         4.18%         3.24%          0.13%         0.80%          1.26%
Period ended December 31, 2005
   Net Assets (in thousands)          $  371,851    $  129,697    $   79,288    $   345,756    $  380,759    $   254,751
   Units Outstanding (in thousands)       16,635        10,933         4,555         14,267        11,678         18,573
   Investment Income Ratio *                3.94%         2.72%         3.32%          0.21%         0.29%          2.00%
Period ended December 31, 2004
   Net Assets (in thousands)          $  347,227    $   95,569    $   58,415    $   323,719    $  357,292    $   240,614
   Units Outstanding (in thousands)       16,217         8,010         3,567         14,111        12,521         18,259
   Investment Income Ratio *                0.11%         0.78%         0.48%          0.39%         0.00%          0.73%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

                          Independent Auditors' Report

The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account I (Separate Account) as set forth herein as of December 31, 2008, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2008, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account I as set forth herein as of December 31, 2008, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

February 27, 2009

Jackson National Life Insurance               [GRAPHIC OMITTED][GRAPHIC OMITTED]
Company and Subsidiaries


Consolidated Financial Statements

December 31, 2008

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2008

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                        1



Consolidated Balance Sheets                                                    2



Consolidated Income Statements                                                 3



Consolidated Statements of Stockholder's Equity and Comprehensive Income       4



Consolidated Statements of Cash Flows                                          5



Notes to Consolidated Financial Statements                                     6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Jackson National Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2008 and 2007, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008 in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Chicago, Illinois
March 13, 2009

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          DECEMBER 31,
ASSETS                                                                             2008                 2007
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Investments:
Cash and short-term investments                                                      $ 715,994            $ 642,600
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2008, $38,419,522; 2007, $37,320,138)             34,305,761           37,050,644
Equities (cost: 2008, $389,516; 2007, $299,050)                                        343,668              315,730
Trading securities, at fair value                                                      523,969              622,470
Commercial mortgage loans                                                            6,376,535            5,475,604
Policy loans                                                                           841,054              829,493
Derivative instruments                                                                 970,800              776,276
Other invested assets                                                                  935,010              841,681
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total investments                                                                   45,012,791           46,554,498

Accrued investment income                                                              496,787              455,208
Deferred acquisition costs                                                           4,889,889            3,438,686
Deferred sales inducements                                                             565,942              359,857
Reinsurance recoverable                                                              1,527,403            1,024,241
Income taxes receivable from Parent                                                    169,331                7,459
Deferred income taxes                                                                  994,874               75,609
Other assets                                                                           234,196              189,117
Separate account assets                                                             20,902,191           29,912,139
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total assets                                                                      $ 74,793,404         $ 82,016,814
                                                                             ==================   ==================
                                                                             ==================   ==================

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                             $ 4,091,774          $ 2,505,096
Deposits on investment contracts                                                    35,891,064           33,323,783
Guaranteed investment contracts                                                      1,903,276            1,950,925
Trust instruments supported by funding agreements                                    4,647,874            5,189,453
Federal Home Loan Bank funding agreements                                            1,752,399            1,403,203
Short-term borrowings from Parent                                                            -               32,020
Short-term borrowings                                                                  150,000              250,000
Long-term borrowings                                                                   288,915              270,446
Securities lending payable                                                             127,897              225,516
Derivative instruments                                                               1,258,036              313,603
Other liabilities                                                                    1,152,864            1,211,567
Separate account liabilities                                                        20,902,191           29,912,139
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities                                                                   72,166,290           76,587,751
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

Minority interest                                                                      126,411              131,210
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

STOCKHOLDER'S EQUITY
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares                                                    13,800               13,800
Additional paid-in capital                                                           2,968,985            2,934,881
Accumulated other comprehensive income (loss), net of
tax of $(851,672) in 2008 and $(49,127) in 2007                                     (1,627,525)             (91,235)
Retained earnings                                                                    1,145,443            2,440,407
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total stockholder's equity                                                           2,500,703            5,297,853
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities and stockholder's equity                                        $ 74,793,404         $ 82,016,814
                                                                             ==================   ==================
                                                                             ==================   ==================

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
                                                                2008            2007            2006
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Revenues
Premiums                                                     $ 170,161       $ 190,300        $ 196,201
Net investment income                                        2,662,099       2,945,516        2,904,787
Net realized losses on investments and capital assets       (1,203,234)        (90,574)         (57,710)
Risk management activity                                      (466,638)         36,458         (105,227)
Fee income                                                   1,069,910       1,000,661          711,584
Other income                                                   107,763          27,783           62,532
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Total revenues                                               2,340,061       4,110,144        3,712,167
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
BENEFITS AND EXPENSES
Death and other policy benefits                                514,148         488,280          490,527
Interest credited on deposit liabilities                     1,406,066       1,409,771        1,450,048
Interest expense on trust instruments supported
by funding agreements                                          196,175         278,604          269,577
Interest expense on Federal Home Loan Bank advances, notes
and reverse repurchase agreements                               71,295          66,647           52,817
Increase (decrease) in reserves, net of reinsurance            164,027         (29,437)         (37,266)
Commissions                                                    739,798         796,876          663,176
General and administrative expenses                            478,320         468,582          387,011
Deferral of policy acquisition costs                          (719,724)       (777,230)        (675,098)
Deferral of sales inducements                                 (113,232)       (140,722)        (101,525)
Amortization of acquisition costs:
Attributable to operations                                     926,903         552,626          318,443
Attributable to risk management activity                      (103,491)         17,182           (3,302)
Attributable to net realized losses on investments            (164,503)        (23,142)         (10,501)
Amortization of deferred sales inducements:
Attributable to operations                                      39,836          95,102          109,043
Attributable to risk management activity                        59,694          15,979          (35,058)
Attributable to net realized losses on investments             (15,770)         (2,940)          (2,576)
Amortization of acquired insurance                                   -               -           23,578
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Total benefits and expenses                                  3,479,542       3,216,178        2,898,894
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Pretax income (loss) before minority interest               (1,139,481)        893,966          813,273
Minority interest                                               (5,825)        (22,396)         (17,236)
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Pretax income (loss)                                        (1,145,306)        871,570          796,037
Federal income tax expense (benefit)                          (172,081)        252,291          263,416
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Income (loss) before extraordinary gain                       (973,225)        619,279          532,621
Extraordinary gain (loss), net of tax benefit of $4,651, $0
and $908 in 2008, 2007 and 2006, respectively                   (8,638)              -            8,944
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
NET INCOME (LOSS)                                           $ (981,863)      $ 619,279        $ 541,565
                                                          =============   =============   ==============

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                           2008              2007               2006
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

COMMON STOCK, BEGINNING AND END OF YEAR                      $ 13,800          $ 13,800           $ 13,800
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                           2,934,881         2,904,276          2,854,533
Capital contributions                                          34,104            30,605             49,743
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 2,968,985         2,934,881          2,904,276
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                             (91,235)          110,807            263,203
Net unrealized investment losses, net of
reclassification adjustment and net of tax                 (1,536,290)         (202,042)          (152,396)
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                (1,627,525)          (91,235)           110,807
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

RETAINED EARNINGS
Beginning of year                                           2,440,407         2,067,128          1,734,621
Net income (loss)                                            (981,863)          619,279            541,565
Dividends paid to stockholder                                (313,101)         (246,000)          (209,058)
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 1,145,443         2,440,407          2,067,128
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------


TOTAL STOCKHOLDER'S EQUITY                                $ 2,500,703       $ 5,297,853        $ 5,096,011
                                                      ================  ================   ================
                                                      ================  ================   ================



                                                                    YEARS ENDED DECEMBER 31,
                                                           2008              2007               2006
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

Net income (loss)                                          $ (981,863)        $ 619,279          $ 541,565
Net unrealized holding losses arising during
the period, net of tax of $(1,045,509) in 2008;
$(102,737) in 2007 and $(86,061) in 2006                   (1,987,509)         (190,798)          (159,828)
Reclassification adjustment for losses (gains)
included in net income, net of tax of $242,964 in 2008;
$(6,055)in 2007 and $4,001 in 2006                            451,219           (11,244)             7,432
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
COMPREHENSIVE INCOME (LOSS)                              $ (2,518,153)        $ 417,237          $ 389,169
                                                      ================  ================   ================
                                                      ================  ================   ================

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           YEARS ENDED DECEMBER 31,
                                                                  2008              2007             2006
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)                                                $ (981,863)        $ 619,279        $ 541,565

Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Net realized losses on investments                                1,203,234            90,574           57,710
Unrealized (gains) losses on trading portfolio                       91,472             6,496          (10,937)
Risk management activity                                            466,638           (36,458)         105,227
Interest credited on deposit liabilities                          1,406,066         1,409,771        1,450,048
Interest expense on trust instruments supported
by funding agreements                                               196,175           278,604          269,577
Interest expense on Federal Home Loan Bank funding
agreements                                                           57,928            50,178           18,147
Mortality, expense and surrender charges                           (321,484)         (298,384)        (282,931)
Amortization of discount and premium on investments                  28,168            65,787           76,919
Deferred income tax provision                                      (113,368)           50,254           22,558
Change in (net of effects of contribution of subsidiary in 2006):
Accrued investment income                                           (41,579)           78,679           19,233
Deferred sales inducements and acquisition costs                    (90,287)         (263,145)        (401,934)
Trading portfolio activity, net                                       9,592           (91,761)         (25,082)
Value of acquired insurance                                               -                 -           23,578
Income taxes payable to Parent                                     (161,872)           46,340           (3,166)
Other assets and liabilities, net                                   218,797          (147,951)          50,624
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                         1,967,617         1,858,263        1,911,136
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Sales of fixed maturities and equities available for sale         2,248,000         4,810,384        5,384,731
Principal repayments, maturities, calls and redemptions:
Fixed maturities available for sale                               2,964,781         3,074,597        2,593,502
Commercial mortgage loans                                           407,640           845,333          770,151
Purchases of:
Fixed maturities and equities available for sale                 (7,622,992)       (7,542,552)      (6,300,678)
Commercial mortgage loans                                        (1,310,760)       (1,031,580)      (1,067,685)
Other investing activities                                          473,947          (143,207)        (543,162)
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES              (2,839,384)           12,975          836,859
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                         12,846,221        13,262,218       11,232,706
Withdrawals                                                      (9,029,910)       (8,425,907)      (8,095,806)
Net transfers to separate accounts                               (2,442,002)       (6,915,504)      (5,363,753)
Proceeds from borrowings                                            550,000           250,000                -
Payments on borrowings                                             (634,047)         (131,831)        (119,543)
Proceeds from short-term borrowings from Parent                     (32,000)           32,000                -
Payment of cash dividends to Parent                                (313,101)         (246,000)        (209,058)
Capital contribution                                                      -                 -           24,150
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                 945,161        (2,175,024)      (2,531,304)
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS           73,394          (303,786)         216,691

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                  642,600           946,386          729,695
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD              $ 715,994         $ 642,600        $ 946,386
                                                             ===============   ===============  ===============
                                                             ===============   ===============  ===============

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "Jackson") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent"), which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The  consolidated   financial   statements  include  the  accounts  of  the
     following:

     o Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC and Jackson National Life (Bermuda) LTD;

     o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

     o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

     o PGDS (US One) LLC ("PGDS"), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;

     o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by Jackson. Jackson was the primary beneficiary of Tuscany until February 2007, when Tuscany was dissolved;

     o Other partnerships, limited liability companies and variable interest entities in which Jackson has a controlling interest or is deemed the primary beneficiary.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation.

     The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an unrealized loss is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; 7) assumptions and estimates associated with the Company's tax positions which impact the amount of recognized tax benefits recorded by the Company; and, 8) the value of guarantee obligations. These estimates and assumptions are based on management's best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements for those periods.

     CHANGES IN ACCOUNTING PRINCIPLES

     On January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("FAS") No. 159, "Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which was issued by the Financial Accounting Standards Board ("FASB") in 2007. FAS 159 allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement. Jackson did not elect to measure any eligible items at fair value and, as a result, adoption did not have an initial impact on the Company's consolidated financial statements.

     On January 1, 2008, the Company adopted FAS No. 157, "Fair Value Measurements" ("FAS 157"), which was issued by the FASB in September 2006. The Company also adopted the FAS 157 related FASB Staff Positions ("FSPs") described below. For financial statement elements measured at fair value, FAS 157 establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Prior to FAS 157, the fair value of a liability was often based on a settlement price concept, which assumed the liability was extinguished. Under FAS 157, fair value is based on the amount that would be paid to transfer a liability to a third party with the same credit standing, thereby requiring that an issuer's credit standing be considered when measuring a liability at fair value. FAS 157 also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

     The Company applied the provisions of FAS 157 prospectively to financial assets and liabilities measured at fair value under existing GAAP. The impact of adopting FAS 157 changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in the valuation of embedded derivatives associated with the variable annuity guarantees resulted from a change to implied volatility with no reference to historical volatility levels. At January 1, 2008, the impact of adopting FAS 157 on net income was $54.3 million and was recognized as a change in estimate in the accompanying consolidated financial statements, where the changes were presented in the respective income statement captions. The Company's adoption of FAS 157 did not materially impact the fair values of other financial instruments. However, management expects that as a result of adoption, risk management activity for 2008 and future years is likely to be more volatile than amounts recorded in prior years due to the potential variability in the relevant inputs. See note 4 for additional information regarding FAS 157.

     In February 2008, the FASB issued FSP FAS No. 157-1, "Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13" ("FSP FAS 157-1"). FSP FAS 157-1 provides a scope exception from FAS 157 for the evaluation criteria on lease classification and capital lease measurement under FAS No. 13, "Accounting for Leases" and other related accounting pronouncements. Due to the scope exception, the Company did not apply the provisions of FAS 157 in determining the classification of and accounting for leases. Accordingly, the adoption of FSP FAS 157-1 did not have an impact on the Company's consolidated financial statements.

     In February 2008, the FASB issued FSP FAS No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2") which delays the effective date of FAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and liabilities. Examples of applicable nonfinancial assets and liabilities to which FSP FAS 157-2 applies include, but are not limited to, nonfinancial assets and liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value and nonfinancial long-lived assets measured at fair value for impairment assessment. As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2 and does not expect such application to have a significant impact on the Company's consolidated financial statements.

     In October 2008, the FASB issued FSP No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"). This FSP clarifies the application of FAS 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active. The key considerations illustrated in FSP FAS 157-3 include the use of an entity's own assumptions about future cash flows and appropriate risk-adjusted discount rates, appropriate risk adjustments for nonperformance and liquidity risks, and the reliance that an entity should place on quotes that do not reflect the result of market transactions. FSP FAS 157-3 was preceded by a press release that was jointly issued by the Office of the Chief Accountant of the SEC and the FASB staff on September 30, 2008, which provided immediate clarification on fair value accounting based on the measurement guidance of FAS 157. FSP FAS 157-3 was effective upon issuance and did not have a significant impact on the Company's consolidated financial statements.

     In December 2008, the FASB issued FSP 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4/FIN 46(R)-8"). This staff position amends both FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" and FASB Interpretation No. 46 (revised) "Consolidation of Variable Interest Entities" ("FIN 46R") to require additional disclosures beginning in financial statements for reporting periods ending after December 15, 2008. Accordingly, any additional disclosures required by this statement are included in the accompanying notes to consolidated financial statements.

     In March 2008, the FASB issued FAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 amends and expands disclosures about an entity's derivative and hedging activities with the intent of providing the users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company will incorporate the additional disclosures required by FAS 161 in the 2009 consolidated financial statements.

     In December 2007, the FASB issued FAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements - an amendment of ARB No. 51" ("FAS 160"). FAS 160 establishes accounting and reporting standards for noncontrolling interests in a subsidiary. FAS 160 is effective for fiscal years beginning on or after December 15, 2008. FAS 160 will not have a significant effect on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. There was no change in the liability for unrecognized tax benefits resulting from the implementation of FIN 48 and, therefore, the Company did not recognize a cumulative effect adjustment to the balance of retained earnings as of January 1, 2007. The adoption did not have an initial impact on the Company's consolidated financial statements. See note 12 for information on unrecognized tax benefits arising subsequent to adoption.

     In April 2006, the FASB issued FSP on Interpretation 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). The FSP affects the identification of which entities are Variable Interest Entities ("VIE") through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities. The new requirements did not need to be applied to entities that were previously analyzed under FIN 46R unless a reconsideration event occurs. The adoption of this guidance did not have an initial impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 did not have an initial impact on the Company's consolidated financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred
     Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquisition costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications resulting in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP
     05-1 was required to be applied prospectively and was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an initial impact on the Company's consolidated financial statements.

     COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS

     Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper, money market instruments and deposits in the Federal Home Loan Bank of Indianapolis ("FHLBI"), are carried at amortized cost. These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $604.3 million and $494.2 million as of December 31, 2008 and 2007, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized losses on investments and capital assets. In determining whether an other-than-temporary impairment has occurred, the Company considers a number of factors, which are further detailed in note 5.

     Equities, which include common stocks, non-redeemable preferred stocks and shares of mutual funds purchased as seed money supporting newly established variable funds are carried at fair value. Book value of equity securities are reduced to fair value for declines in fair value considered to be other-than-temporary. Impairment charges of $84.6 million and $10.5 million are included in net realized losses on investments and capital assets in 2008 and 2007, respectively.

     Trading securities primarily consist of private equity securities and investments in mutual funds that support liabilities of the Company's non-qualified voluntary deferred compensation plans. Trading securities are carried at fair value with changes in value included in net investment income. During 2008, 2007 and 2006, $(85.7) million, $44.6 million and $26.3 million of investment income (loss) was recognized on trading securities held at December 31, 2008, 2007 and 2006, respectively.

     Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, Jackson had investments of $72.5 million and $81.5 million as of December 31, 2008 and 2007, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

     Realized gains and losses on sales of investments  are recognized in income
     at  the  date  of  sale  and  are   determined   using  the  specific  cost
     identification method.

     The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements, are excluded from net income (loss) and included as a component of other comprehensive income (loss) and stockholder's equity.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, spread cap options, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. During 2008, nonperformance by one derivative counterparty resulted in a loss on the related transactions. The related charge of $17.2 million is included as a component of net investment income.

     The Company generally uses freestanding derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by FAS 133. The Company generally does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are carried at fair value.

     Spread cap options, with maturities of up to five years, are used as a macro-economic hedge against declining interest rates. Jackson receives quarterly settlements based on the spread between the 2-year and the 10-year constant maturity swap rates in excess of a specified spread. Spread cap options are carried at fair value.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties ("linked put-swaptions"). Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Due to the right of offset, linked put-swaptions are presented at net fair value. Non-linked put-swaptions are carried at fair value.

     Equity index futures contracts and equity index options (including call and put options, put spreads, written calls and knock-out put options), which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are carried at fair value. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Credit default swaps, with maturities up to five years, represent agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined "default event" occurs in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value.

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

     Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included at fair value. The fair value of derivatives embedded in funding agreements, as well as foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS

     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred acquisition costs have been increased by $1.5 billion and $98.8 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS

     Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred sales inducements have been increased by $201.0 million and $13.7 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years and was fully amortized as of December 31, 2006.

     FEDERAL INCOME TAXES

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions. With few exceptions, the Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005.

     Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of Jackson. Income tax expense is calculated on a separate company basis.

     Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the enacted tax rates expected to be in effect when such benefits are realized. Under GAAP, Jackson periodically tests the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

     The determination of the valuation allowance for Jackson's deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in an income tax return and provides guidance on disclosure. Additionally, FIN 48 requires, in order to recognize a benefit in the consolidated financial statements, that there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position. Management's judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and specific industry and market conditions.

     POLICY RESERVES AND LIABILITIES

     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:

     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:

     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components,
     1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS

     Jackson and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. Carrying values totaled $1.1 billion and $1.6 billion at December 31, 2008 and 2007, respectively.

     Jackson and Jackson National Life Global Funding have established a $10.8 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of Funding Agreements. The carrying values at December 31, 2008 and 2007 totaled $3.5 billion and $3.6 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     FEDERAL HOME LOAN BANK ADVANCES

     Jackson is a member of the FHLBI primarily for the purpose of participating in its mortgage-collateralized loan advance program and its short-term funding facility. Membership requires the Company to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances. Advances are in the form of short-term notes or funding agreements issued to FHLBI. At December 31, 2008 and 2007, Jackson held $117.5 million and $82.5 million, respectively, in FHLBI capital stock, supporting $1.9 billion and $1.7 billion, respectively, in funding agreements and short-term borrowings.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES

     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $20.8 billion and $29.8 billion at December 31, 2008 and 2007, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $106.4 million and $153.8 million at December 31, 2008 and 2007, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION

     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     During 2008 and 2006, the Company received $18.6 million and $16.0 million, respectively, from class action settlements against certain underwriters of WorldCom securities. These settlements were recorded in other income in the year received.

     Jackson also terminated, at the customers' requests, a number of Medium Term Note contracts at a discounted rate during 2008. The income on these early terminations, totaling $48.8 million, is included in other income.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

3.   ACQUISITIONS

     On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life Insurance Company of Georgia ("Life of Georgia"), a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $4.4 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to Jackson. The acquisition expanded Jackson's life insurance base while taking advantage of Jackson's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into Jackson.

     The preliminary purchase price was subject to post-closing adjustments and was initially allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. In 2006, an arbitrator ruled in Jackson's favor on certain purchase price adjustments. As a result of this determination and other previously settled amounts, the purchase price was reduced by $11.7 million within the purchase price allocation period.

     As of December 31, 2005, Jackson recorded in other assets the value of business acquired totaling $1.1 million. As a result of subsequent purchase price adjustments, this asset was reversed in 2006 and the remaining adjustment resulted in negative goodwill, which was recorded as an extraordinary gain of $8.9 million.

4.   FAIR VALUE MEASUREMENTS

     The following chart summarizes the fair value and carrying value of Jackson's financial instruments (in thousands). The basis for determining the fair value of each instrument is also described below.

                                                                 DECEMBER 31, 2008                        DECEMBER 31, 2007
                                                      -------------------------------------    -------------------------------------
                                                      -------------------------------------    -------------------------------------
                                                        CARRYING VALUE      FAIR VALUE          CARRYING VALUE       FAIR VALUE
                                                      -------------------------------------    -------------------------------------
                                                      -------------------------------------    -------------------------------------
ASSETS
 Cash and short-term investments                            $ 715,994         $ 715,994             $ 642,600          $ 642,600
 Fixed maturities                                          34,305,761        34,305,761            37,050,644         37,050,644
 Equities                                                     343,668           343,668               315,730            315,730
 Trading securities                                           523,969           523,969               622,470            622,470
 Commercial mortgage loans                                  6,376,535         6,139,750             5,475,604          5,755,929
 Policy loans                                                 841,054           665,817               829,493            654,991
 Derivative instruments                                       970,800           970,800               776,276            776,276
 GMIB reinsurance recoverable (1)                             249,468           249,468                     -                  -
 Separate account assets                                   20,902,191        20,902,191            29,912,139         29,912,139

LIABILITIES
 Annuity reserves (2)                                    $ 30,775,340      $ 23,631,193          $ 27,123,582       $ 20,864,149
 Reserves for guaranteed investment contracts               1,903,276         1,998,027             1,950,925          1,963,506
 Trust instruments supported by funding agreements          4,647,874         4,797,590             5,189,453          5,215,734
 Federal Home Loan Bank funding agreements                  1,752,399         1,816,734             1,403,203          1,415,165
 Borrowings                                                   438,915           413,026               552,466            593,349
 Derivative instruments                                     1,258,036         1,258,036               313,603            313,603
 Separate account liabilities                              20,902,191        20,902,191            29,912,139         29,912,139

MINORITY INTEREST                                             126,411           126,411               131,210            131,210

(1) - Reinsurance recoverable  in 2008  represents  the asset  balance  on the embedded  derivative  associated with the reinsurance of Jackson's GMIB product. In 2007,  this embedded  derivative  was a liability and was included in annuity reserves in this table.

(2) - Annuity reserves represent only the components of deposits on investment contracts that constitute financial instruments. Non-
financial  instruments are not included in either the carrying value or fair value columns.

     Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's view of market assumptions in the absence of observable market information. Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. FAS 157 requires all assets and liabilities measured at fair value on a recurring basis to be classified into one of the following categories:

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2. Level 2 also includes freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured or lower quality asset-backed securities. Embedded derivative instruments that are valued using unobservable inputs are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

     In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

     The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company also determines fair value based on estimated future cash flows discounted at the appropriate current market rate. As appropriate, fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity and risk margins on unobservable inputs.

     Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. Illiquid market conditions have resulted in inactive markets for certain of the Company's financial instruments. As a result, there is generally no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had a ready market existed, and the differences could be material. As a result, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

     The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

     FIXED MATURITY AND EQUITY SECURITIES

     The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

     As a result of typical trading volumes and the lack of quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.

     Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

     Prices from independent pricing services are sometimes unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced using broker-dealer quotes, which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these quotes are non-binding.

     Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, represent Level 3 inputs.

     The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. During 2008, the Company determined that reliable market prices were no longer available on certain securities. As a result, these securities are valued using internal estimates at December 31, 2008. These securities are reflected as transfers into Level 3 during 2008. At December 31, 2008, the related securities had an amortized cost and fair value of $5,469.4 million and $4,783.3 million, respectively and were primarily asset-backed securities.

     An internally developed model is used to price certain asset-backed securities for which the Company is unable to obtain a reasonable price from either a third party pricing service or an independent broker quotation. The pricing model used by the Company begins with current spread levels of similarly-rated securities to determine the market discount rate for the security. Additional risk premiums for illiquidity and non-performance are incorporated, if warranted, and included in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions are discounted to determine an estimated fair value.

     The Company reviewed the independent pricing services' valuation methodologies and related inputs, and evaluated the various types of securities in its investment portfolio to determine an appropriate FAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price was classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 because the most significant inputs used in pricing the securities are market observable.

     Due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Matrix-priced securities, primarily consisting of certain private placement debt, are classified as Level 2 as values are determined using observable market inputs.

     COMMERCIAL MORTGAGE LOANS

     Fair values are determined by discounting the future cash flows at current market interest rates.

     POLICY LOANS

     Fair values are determined  using projected future cash flows discounted at
     current  market  interest  rates.   Projected  future  cash  flows  include
     assumptions regarding mortality and lapse expectations.

     FREESTANDING DERIVATIVE INSTRUMENTS

     Freestanding derivative instruments are reported on the consolidated balance sheets at fair value. Changes in fair value are included in risk management activity on the consolidated income statement. Derivatives priced using valuation models incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

     Derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

     Derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put swaptions and equity index call and put options. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

     Spread cap options are classified as Level 3 as the fair values are determined through non-binding broker quotes. As noted above, due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3.

     Although no other freestanding derivatives are currently classified as Level 3, a derivative instrument containing Level 1 or Level 2 inputs could be classified as a Level 3 financial instrument in its entirety if it includes at least one significant Level 3 input.

     FAIR VALUES OF SEPARATE ACCOUNT ASSETS

     Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.

     ANNUITY RESERVES

     Fair values for immediate annuities without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including equity indexed annuities, are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS

     Fair value is based on the present value of future cash flows discounted at current market interest rates.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS

     Fair value is based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives.

     FEDERAL HOME LOAN BANK FUNDING AGREEMENTS

     Fair value of the FHLBI funding agreements is based on present value of future cash flows discounted at current market interest rates.

     BORROWINGS

     Carrying value of the short-term borrowings is considered a reasonable estimate for fair value due to the short-term maturity. Fair value of other borrowings is based on future cash flows discounted at current market interest rates.

     FAIR VALUES OF CERTAIN GUARANTEED BENEFITS

     Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum accumulation benefits ("GMAB") and the reinsured portion of the Company's guaranteed minimum income benefits ("GMIB"), are accounted for under FAS 133. Guaranteed benefits that do not meet the requirements of FAS 133 are accounted for as insurance benefits under the American Institute of Certified Public Accountants Statement of Position 03-1 ("SOP 03-1").

     Non-life contingent GMWBs and GMABs are recorded at fair value with changes in fair value recorded in risk management activity. The fair value of the reserve is based on the expectations of future fees and future benefits associated with the benefit. At inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which are then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid for the benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits expected to be paid and the present value of attributed fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

     Jackson's GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company's balance sheets, with changes in fair value recorded in risk management activity.

     Fair values for GMWB and GMAB embedded derivatives as well as reinsured GMIB derivatives, are calculated based upon internally developed models because active, observable markets do not exist for those items. Prior to January 1, 2008, the Company used the guidance prescribed in FAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at a risk-adjusted rate of interest, was deemed to be the best available estimate of fair value in the circumstances.

     Prior to January 1, 2008, fair value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a stochastic process involving the generation of thousands of scenarios that assumed risk neutral returns consistent with swap rates and incorporating implied volatility data and evaluations of historical volatilities for various indices were used. Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation.

     At each valuation date prior to January 1, 2008, the Company assumed expected returns based on risk-adjusted spot rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility and evaluations of historical volatilities for various indices. The risk-adjusted spot rates as represented by the LIBOR spot curve as of the valuation date were used to determine the present value of expected future cash flows produced in the stochastic process. GMWB obligations are relatively new in the marketplace, thus actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on both internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

     Effective January 1, 2008, the FAS 157 basis fair value is also calculated using the methods previously described. However, as a result of adoption, Jackson now bases its volatility assumptions solely on implied market volatility with no reference to historical volatility levels and explicitly incorporates Jackson's own credit risk in place of the risk-adjusted rates referenced above. Volatility assumptions are now based on a weighting of available market data on implied volatility for durations up to 10 years, at which point the projected volatility is held constant. Additionally, non-performance risk is incorporated into the calculation through the use of interest rates based on a AA corporate credit curve, which approximates Jackson's own credit risk. Other risk margins required by FAS 157, particularly for market illiquidity and policyholder behavior are also incorporated into the model through the use of best estimate assumptions plus a risk margin. On a periodic basis, the Company validates the resulting fair values based on comparisons to other models and market movements.

     The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than the FAS 157 fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

     FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS

     The following table presents the Company's assets and liabilities that are carried at fair value by FAS 157 hierarchy levels, as of December 31, 2008 (in thousands):

                                                     TOTAL              LEVEL 1              LEVEL 2              LEVEL 3
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
ASSETS
    Fixed maturities                                 $ 34,305,761              $ 5,118         $ 28,992,848          $ 5,307,795
    Equities and trading securities                       867,637              529,989                2,178              335,470
    Derivative instruments                                970,800                    -              899,741               71,059
    GMIB reinsurance recoverable                          249,468                    -                    -              249,468
    Separate account assets (1)                        20,902,191           20,902,191                    -                    -
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
    Total                                            $ 57,295,857         $ 21,437,298         $ 29,894,767          $ 5,963,792
                                              ===================================================================================
                                              ===================================================================================
LIABILITIES
    Embedded derivative instruments                   $ 5,978,422                  $ -          $ 4,854,475          $ 1,123,947
    Derivative instruments                              1,258,036               14,013            1,141,437              102,586

MINORITY INTEREST                                         125,130               32,390                    -               92,740
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
    Total                                             $ 7,361,588             $ 46,403          $ 5,995,912          $ 1,319,273
                                              ===================================================================================
                                              ===================================================================================

(1) Pursuant to the conditions set forth in SOP 03-1, the value of the separate account liabilities is set equal to the value of the separate account assets.

(2) Includes the embedded derivative liabilities related to GMWB reserves and equity indexed annuities.

     ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) The table below provides a rollforward from January 1, 2008 to December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. In addition, the Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the relevant risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect.

                                                   TOTAL REALIZED/UNREALIZED GAINS
                                                   (LOSSES) INCLUDED IN
                                                   -------------------------------
                                                   -------------------------------
(in thousands)                   FAIR VALUE AS OF                  OTHER           PURCHASES,      TRANSFERS IN      FAIR VALUE
                                 JANUARY 1, 2008      NET INCOME   COMPREHENSIVE   ISSUANCES AND   AND/OR OUT OF     AS OF DECEMBER
                                                                   INCOME          SETTLEMENTS     LEVEL 3           31, 2008
                                 ---------------------------------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                   $ 2,465,994      (361,528)    (597,879)          144,839       3,656,369       $ 5,307,795
 Equities and trading securities        334,297        (6,778)           4             7,947               -           335,470
 Derivative instruments                 229,887        25,829            -          (184,657)              -            71,059
 GMIB reinsurance recoverable            38,502       210,966            -                 -               -           249,468

LIABILITIES
 Embedded derivative instruments      $ 242,707       881,240            -                 -               -       $ 1,123,947
 Derivative instruments                 (11,349)       93,761            -                 -          20,174           102,586
MINORITY INTEREST                        94,411         8,127            -            (9,798)              -            92,740


The portion of gains and losses  included  in net income or other  comprehensive income  attributable  to the change in  unrealized gains and losses related to financial statement instruments still held at December 31, 2008 are as follows (in thousands):


                                                               DECEMBER 31, 2008
ASSETS
    Fixed maturities                                           $ (597,575)
    Equities and trading securities                               (11,379)
    Derivative instruments                                        (25,168)
    Reinsurance recoverable                                       210,966

LIABILITIES
    Embedded derivative instruments                            $ (881,240)
    Derivative instruments                                       (113,935)

MINORITY INTEREST                                                   8,126

5.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds, asset-backed securities and mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES

     The following table sets forth fixed maturity investments at December 31, 2008, classified by rating categories as assigned by nationally recognized statistical rating organizations ("NRSRO"), the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2008, the carrying value of investments rated by the Company's affiliated investment advisor totaled $218.5 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                        PERCENT OF TOTAL
                                                        FIXED MATURITIES
     INVESTMENT RATING                                  DECEMBER 31, 2008
                                                      ----------------------
     AAA                                                              25.8%
     AA                                                                7.9%
     A                                                                28.1%
     BBB                                                              32.8%
                                                      ----------------------
                                                      ----------------------
     Investment grade                                                 94.6%
                                                      ----------------------
     BB                                                                4.0%
     B and below                                                       1.4%
                                                      ----------------------
     Below investment grade                                            5.4%
                                                      ----------------------
     Total fixed maturities                                          100.0%
                                                      ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $4.3 million and $4.2 million, respectively, at December 31, 2008. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2008 were $0 and $3 thousand, respectively, and for the 12 months preceding December 31, 2007 were zero and $0.1 million, respectively.

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows (in thousands):

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                           $ 4,618             $ 501                $ -          $ 5,119
Foreign governments                                  1,337               513                  -            1,850
Public utilities                                 3,330,471            34,805            223,085        3,142,191
Corporate securities                            23,004,416           158,542          2,861,785       20,301,173
Asset-backed securities                         12,078,680           209,923          1,433,175       10,855,428
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 38,419,522         $ 404,284        $ 4,518,045     $ 34,305,761
                                            ===============   ===============   ================  ===============

Equities                                         $ 389,516           $ 5,347           $ 51,195        $ 343,668
                                            ===============   ===============   ================  ===============

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2007                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                          $ 11,664             $ 376                $ -         $ 12,040
Foreign governments                                  1,339               343                  -            1,682
Public utilities                                 2,066,395            50,330             17,537        2,099,188
Corporate securities                            23,639,876           417,174            534,342       23,522,708
Asset-backed securities                         11,600,864           131,850            317,688       11,415,026
                                            ---------------   ---------------   ----------------  ---------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                         $37,320,138         $ 600,073          $ 869,567      $37,050,644
                                            ===============   ===============   ================  ===============
Equities                                         $ 299,050          $ 17,260              $ 580        $ 315,730
                                            ===============   ===============   ================  ===============


     The amortized cost and fair value of fixed maturities at December 31, 2008, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                                AMORTIZED
                                                   COST           FAIR VALUE
                                              ---------------   ----------------
     Due in 1 year or less                         $ 991,361          $ 962,818
     Due after 1 year through 5 years              9,801,031          9,105,800
     Due after 5 years through 10 years           11,834,974         10,169,679
     Due after 10 years through 20 years           2,509,731          2,201,234
     Due after 20 years                            1,203,745          1,010,802
     Asset-backed securities                      12,078,680         10,855,428
                                              ---------------   ----------------
     Total                                      $ 38,419,522       $ 34,305,761
                                              ===============   ================

     U.S. Treasury securities with a carrying value of $4.0 million at both December 31, 2008 and 2007 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

     Asset-backed securities include investments in mortgage-backed securities which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies ("non-agency mortgage-backed securities"). The Company's non-agency mortgage-backed securities at December 31, 2008 include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

                         COST OR            GROSS              GROSS
                        AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008          COST             GAINS             LOSSES            VALUE
                       --------------   ---------------   ----------------  ---------------
Prime                    $ 1,940,054          $ 14,343          $ 288,964      $ 1,665,433
Alt-A                      1,124,057            25,081            226,179          922,959
Subprime                     494,948               935             78,631          417,252
                       --------------   ---------------   ----------------
                       --------------   ---------------   ----------------  ---------------
Total non-agency RMBS    $ 3,559,059          $ 40,359          $ 593,774      $ 3,005,644
                       ==============   ===============   ================  ===============

     The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower. 93% of the Company's investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO. 93% of the Company's investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO. In 2008, the Company recorded other-than-temporary impairment charges of $47.0 million, $255.0 million, and $7.3 million on securities backed by prime, Alt-A and subprime loans, respectively. No other-than-temporary impairment charges were recorded on securities backed by prime, Alt-A or subprime loans during either 2007 or 2006.

     Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans ("CMBS"). The amortized cost and fair value of the Company's investment in CMBS is $3.2 billion and $2.6 billion, respectively, at December 31, 2008. 99% of these investments are rated investment grade by at least one NRSRO. No other-than-temporary impairment charges were recorded on CMBS during 2008. Jackson recorded $4.2 million and $0.4 million in other-than-temporary impairment charges on CMBS during 2007 and 2006, respectively.

     Corporate securities include direct investments in below investment grade syndicated bank loans. Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers. As such, investors in these securities that become impaired have historically experienced less severe losses versus corporate bonds. The amortized cost and fair value of the Company's direct investments in bank loans is $549.2 million and $441.8 million, respectively, at December 31, 2008.

     The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income (loss) in stockholder's equity were as follows (in thousands):

------------------------------------------------------------------------------------------------------------------------------
                                     LESS THAN 12 MONTHS               12 MONTHS OR LONGER                    TOTAL
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     GROSS                            GROSS                          GROSS
                                   UNREALIZED                       UNREALIZED                     UNREALIZED
DECEMBER 31, 2008                    LOSSES         FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Public utilities                    $ 147,809      $ 1,925,535       $ 75,276       $ 426,786      $ 223,085      $ 2,352,321
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Corporate securities                1,574,476       11,778,214      1,287,309       4,435,724      2,861,785       16,213,938
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities               766,457        3,251,281        666,718       2,883,592      1,433,175        6,134,873
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities         2,488,742       16,955,030      2,029,303       7,746,102      4,518,045       24,701,132
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Equities                               48,797          127,534          2,398           7,676         51,195          135,210
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
securities                         $2,537,539      $17,082,564     $2,031,701     $ 7,753,778     $4,569,240     $ 24,836,342
-------------------------------================================-==============-===============-==============-================
-------------------------------================================-==============-===============-==============-================

------------------------------------------------------------------------------------------------------------------------------
                                         LESS THAN 12 MONTHS             12 MONTHS OR LONGER                  TOTAL
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                      GROSS                            GROSS                          GROSS
                                    UNREALIZED                      UNREALIZED                     UNREALIZED
DECEMBER 31, 2007                     LOSSES        FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Public utilities                        $ 885        $ 226,092       $ 16,652       $ 666,783       $ 17,537        $ 892,875
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Corporate securities                  225,670        5,771,382        308,672       7,277,319        534,342       13,048,701
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities               177,235        3,358,791        140,453       3,154,953        317,688        6,513,744
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities           403,790        9,356,265        465,777      11,099,055        869,567       20,455,320
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Equities                                  580           68,174              -               -            580           68,174
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
securities                          $ 404,370      $ 9,424,439      $ 465,777      $11,099,055      $ 870,147     $ 20,523,494
-------------------------------================================-==============-===============-==============-================
-------------------------------================================-==============-===============-==============-================

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in fair value and the Company's intent and ability to hold a security to recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income (loss) in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the consolidated income statements.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market illiquidity or volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

     In addition to the review procedures described above, investments in structured securities where market prices are depressed are subject to a rigorous review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. Even in the case of severely depressed market values on structured securities, the Company places significant importance on the results of its cash flow testing and its ability and intent to hold these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Impairment charges are generally recorded on structured securities when the Company forecasts a contractual payment shortfall.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on other than high quality asset-backed securities are other-than-temporary. In general, the Company considers an asset-backed security as other than high quality if it is not rated investment grade by at least one NRSRO. The Company regularly updates estimates of cash flows on impaired other than high quality asset-backed securities and, in accordance with EITF 99-20, if there has been an adverse change, an impairment charge is recorded in the consolidated income statement.

     In 2008, the impairment model described in EITF 99-20 was modified by FASB Staff Position EITF 99-20-1 to make its impairment model more consistent with FAS 115, Accounting for Certain Investments in Debt and Equity Securities. This modification eliminated EITF 99-20's exclusive reliance on "market participant" estimates of future cash flows used in determining whether there has been a probable adverse change when assessing whether an other-than-temporary impairment has occurred. The Company has applied this new guidance effective in the fourth quarter of 2008.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in fair value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income (loss) may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

     Based on ratings by NRSROs, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2008, 79% were investment grade, 6% were below investment grade and 15% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 24% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2008, the industries representing the larger unrealized losses included energy (13% of fixed maturities gross unrealized losses) and financial institutions and services (12%). The largest unrealized loss related to a single corporate obligor was $93.5 million at December 31, 2008.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2008 were as follows (in thousands):

             Less than one year                                        $ 30,650
             One to five years                                          748,940
             Five to ten years                                        1,758,201
             More than ten years                                        547,079
             Asset-backed securities                                  1,433,175
                                                              ------------------
             Total gross unrealized losses                          $ 4,518,045
                                                              ==================

     COMMERCIAL MORTGAGE LOANS

     Commercial mortgage loans of $6.4 billion and $5.5 billion at December 31, 2008 and 2007, respectively, are reported net of an allowance for loan losses of $16.0 million and $13.4 million at each date, respectively. At December 31, 2008, mortgage loans were collateralized by properties located in 39 states. Jackson's mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.

     SECURITIZATIONS

     In November 2003, Jackson executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. Jackson's carrying value in securities issued by Piedmont totaled $494.0 million and $546.2 million at December 31, 2008 and 2007, respectively, and was reported in asset-backed securities.

     OTHER INVESTED ASSETS

     Other invested assets primarily include investments in limited partnerships and real estate. Investments in limited partnerships have carrying values of $741.0 million and $651.1 million at December 31, 2008 and 2007, respectively. Real estate totaling $135.8 million and $118.9 million at December 31, 2008 and 2007, respectively, includes foreclosed properties with a book value of $12.9 million and $10.9 million at December 31, 2008 and 2007, respectively.

     In 2001, Jackson acquired a $71.3 million debt interest in a limited purpose entity, SERVES 2001-6 ("SERVES 2") formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $400.0 million. Jackson's interest represented 95% of the capital structure of the entity. At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary. Based on the results of this analysis, the Company concluded that SERVES 2 was a VIE and Jackson was the primary beneficiary. This structure is consolidated by Jackson. As a result of this consolidation at December 31, 2008, the underlying assets of $70.5 million and net liabilities of $55.4 million have been included in Jackson's consolidated financial statements. At December 31, 2007, the underlying assets of $84.8 million and net liabilities of $13.5 million were included in Jackson's consolidated financial statements. The creditors of the entity do not have recourse to the general credit of Jackson.

     In 2004, Jackson acquired a $47.5 million debt interest in a limited purpose entity, SERVES 2004-2 ("SERVES 3"), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $300.0 million. Jackson's interest represented 95% of the capital structure of the entity. At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary status. Based on the results of this initial analysis, the Company concluded that SERVES 3 was a VIE and that Jackson was not the primary beneficiary. Thus, the Company's investment was reported at the fair value of this debt instrument.

     During 2008, Jackson entered into "Option Put and Forbearance Agreements" with the counterparty to SERVES 2 and SERVES 3 entities in exchange for the counterparty forbearing its right to initiate forced liquidations of the entities under certain market value triggers. The support provided by the agreements could potentially expose Jackson to maximum losses of $170.0 million and $148.0 million for SERVES 2 and SERVES 3, respectively, if circumstances allowed the forbearance period to cease. Jackson believes that, so long as the forbearance period continues, the risk of loss under the agreements is remote.

     As a result of the additional exposure to SERVES 3 upon entering into the "Option Put and Forbearance Agreement", Jackson determined during 2008 that it is the primary beneficiary of SERVES 3 and, accordingly, consolidated SERVES 3 in its financial statements. As a result of this consolidation, Jackson recognized an extraordinary loss of $8.6 million as the value of the net assets held by SERVES 3 were lower than the value of Jackson's previous net holdings in SERVES 3. The accompanying consolidated financial statements include the underlying assets of $51.7 million and net liabilities of $54.2 million of this entity. The creditors of SERVES 3 do not have recourse to the general credit of Jackson.

     In 2006 and 2008, Jackson acquired $25.2 million and $40.0 million of debt interests, respectively, in a limited purpose entity, SERVES 2006-1 ("SERVES 4"), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $500.0 million. At each acquisition date, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios, and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary. Based on the results of this analysis, the Company concluded that SERVES 4 was a VIE and that Jackson was not the primary beneficiary. Thus, the Company's investment is reported at the fair value of this debt instrument.

     DERIVATIVE INSTRUMENTS

     The fair value of freestanding derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps, spread cap options and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

     A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

------------------------------------------------------------------------------------------------------------------
                                                  DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------
                                  ASSETS                           LIABILITIES
------------------------------------------------------------------------------------------------------------------
                                CONTRACTUAL/                        CONTRACTUAL/                             NET
                                 NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                                  AMOUNT             VALUE            AMOUNT             VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps            $ 644,807         $ 149,312         $ 314,033         $ (67,209)         $ 82,103
Credit default swaps               45,000               305           255,000           (25,818)          (25,513)
Equity index call
   options                      1,442,100            10,314             6,897              (301)           10,013
Equity index put
   options                      9,450,000           527,435                 -                 -           527,435
Spread cap options              4,000,000            71,059                 -                 -            71,059
Put-swaptions                  41,500,000            31,416                 -                 -            31,416
Futures                                 -                 -           661,063           (14,012)          (14,012)
Total return swaps                      -                 -           700,000          (102,587)         (102,587)
Interest rate swaps             2,450,000           180,959         6,490,000        (1,048,109)         (867,150)
Total                        $ 59,531,907         $ 970,800       $ 8,426,993      $ (1,258,036)       $ (287,236)
--------------------------================--================--================--================--================
--------------------------================--================--================--================--================

                                                  DECEMBER 31, 2007
                                        ASSETS                            LIABILITIES
                          ----------------------------------  ----------------------------------
                          ----------------------------------  ----------------------------------
                              CONTRACTUAL/                        CONTRACTUAL/                           NET
                                NOTIONAL            FAIR           NOTIONAL            FAIR              FAIR
                                 AMOUNT             VALUE           AMOUNT             VALUE             VALUE
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Cross-currency swaps          $ 1,198,115         $ 230,759               $ -               $ -         $ 230,759
Credit default swaps                6,000               287            40,000              (797)             (510)
Equity index call
options                         1,038,700            93,984            22,718           (17,130)           76,854
Equity index put
options                         7,250,000            97,973                 -                 -            97,973
Spread cap options             10,000,000           229,887                 -                 -           229,887
Put-swaptions                  51,000,000            53,160         2,000,000                (1)           53,159
Futures                                 -                 -           738,600           (10,125)          (10,125)
Total return swaps                450,000            11,349                 -                 -            11,349
Interest rate swaps             3,400,000            58,877         7,140,000          (285,551)         (226,674)
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Total                        $ 74,342,815         $ 776,276       $ 9,941,318        $ (313,603)        $ 462,673
                          ================  ================  ================  ================  ================
                          ================  ================  ================  ================  ================

     SECURITIES LENDING

     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2008 and 2007, the estimated fair value of loaned securities was $112.1 million and $215.2 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $127.9 million and $225.5 million at December 31, 2008 and 2007, respectively, was invested by the agent bank and included in short-term investments of the Company. Securities lending payable is included in liabilities for cash collateral received.

     Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

6.   INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category were as follows (in thousands):

                                               YEARS ENDED DECEMBER 31,
                                       2008           2007               2006
                                  -------------  -------------   ---------------
                                  -------------  -------------   ---------------
    Fixed maturities                $2,283,388     $2,320,597        $2,363,953
    Commercial mortgage loans          347,483        328,830           329,047
    Limited partnerships                10,618        177,941           120,320
    Other investment income             85,555        158,062           137,363
                                  -------------  -------------   ---------------
                                  -------------  -------------   ---------------
    Total investment income          2,727,044      2,985,430         2,950,683
    Less investment expenses           (64,945)       (39,914)          (45,896)
                                  -------------  -------------   ---------------
                                  -------------  -------------   ---------------
    Net investment income           $2,662,099     $2,945,516        $2,904,787
                                  =============  =============   ===============
                                  =============  =============   ===============

6. INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES (CONTINUED)

     Risk management activity, including gains (losses) and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):
                                                 YEARS ENDED DECEMBER 31,
                                             2008          2007         2006
                                         ------------  -----------   ----------
                                         ------------  -----------   ----------
Interest rate swaps                       $ (790,029)  $ (167,141)   $ 106,907
Put-swaptions                                (20,493)      33,710      (10,572)
Futures                                      353,607       14,382      (40,993)
Equity index call options                   (103,769)        (850)      33,460
Equity index put options                     760,135       31,439      (64,046)
Total return swaps                           (91,138)      (9,180)      10,486
Spread cap options                            76,414      194,444            -
Fixed index annuity embedded derivatives     262,028      (27,623)    (154,696)
Credit default swaps                         (34,845)        (653)       1,447
Variable annuity embedded derivatives       (878,548)     (32,070)      12,780
                                         ------------  -----------   ----------
                                         ------------  -----------   ----------
Risk management activity                  $ (466,638)    $ 36,458    $(105,227)
                                         ============  ===========   ==========
                                         ============  ===========   ==========

     Net realized gains (losses) on investments and capital assets were as follows (in thousands):
                                             YEARS ENDED DECEMBER 31,
                                          2008       2007          2006
                                     ------------ -----------   ----------
                                     ------------ -----------   ----------
     Sales of fixed maturities
     Gross gains                      $  51,981   $ 128,634     $  96,911
     Gross losses                       (320,378)   (163,380)    (113,800)
     Sales of equities
     Gross gains                           6,078         261        7,796
     Gross losses                        (27,223)        (44)      (1,562)
     Sales of capital assets                   -       4,350            -
     Impairment losses                  (913,692)    (60,395)     (47,055)
                                     ------------ -----------   ----------
                                     ------------ -----------   ----------
     Total                           $(1,203,234)  $ (90,574)   $ (57,710)
                                     ============ ===========   ==========
                                     ============ ===========   ==========

     Net realized losses on investments, net of amounts allocated to minority interest, totaled $1,203.9 million, $93.1 million and $66.7 million in 2008, 2007 and 2006, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

7.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force. The value of acquired insurance in-force was fully amortized as of December 31, 2006.

     The amortization of acquired insurance was as follows (in thousands):

                                                      2006
                                                ---------------
                                                ---------------
Value of acquired insurance:
Balance, beginning of year                      $      23,578
Interest, at rates varying from 6.5% to 9.5%             1,108
Amortization                                           (24,686)
                                                ---------------
                                                ---------------
Balance, end of year                                       $ -
                                                ===============
                                                ===============

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB), at specified dates during the accumulation period (GMWB) or at the end of a specified period (GMAB).

     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in increase in reserves, net of reinsurance in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     At December 31, 2008 and 2007, the Company had variable contracts with guarantees, where net amount at risk ("NAR") is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

DECEMBER 31, 2008                                                                                         Period
                                                                                            Weighted      until
                                                      Minimum      Account     Net Amount   Average       Expected
                                                      Return        Value        at Risk    Attained Age  Annuitization
                                                    ------------  -----------  ------------ ------------  -----------
                                                    ------------  -----------  ------------ ------------  -----------
Return of net deposits plus a minimum return
      GMDB                                             0-5%       $ 15,907.9   $ 7,285.1     64.2 years
      GMWB - Premium only                              0-5%       $ 3,401.1    $ 1,019.1
      GMWB - For life                                  0-5%        $ 596.9     $ 200.2
      GMAB - Premium only                               0%         $ 16.2      $ 6.8
Highest specified anniversary account value minus
     withdrawals post-anniversary
      GMDB                                                        $ 3,330.1    $ 1,807.3     62.5 years
      GMWB - Highest anniversary only                             $ 2,112.7    $ 1,261.6
      GMWB - For life                                             $ 1,160.0    $ 661.4
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
      GMDB                                             0-5%       $ 1,526.1    $ 869.3       64.7 years
      GMIB                                             0-6%       $ 1,965.3    $ 1,107.4                    6.6 years
      GMWB - For life                                  0-5%       $ 4,067.6    $ 2,063.0

DECEMBER 31, 2007                                                                                                       Period
                                                                                                      Weighted          until
                                                         Minimum       Account    Net Amount      Average           Expected
                                                         Return         Value       at Risk       Attained Age      Annuitization
                                                     ------------- ------------ ----------------  ----------------  ----------------
                                                     ------------- ------------ ----------------  ----------------  ----------------
Return of net deposits plus a minimum return
       GMDB                                              0% - 5%      $ 22,618.6    $ 1,234.5        63.6 years
       GMWB - Premium only                                            $ 5,646.3      $ 12.5
       GMWB - For life                                   0% - 5%      $ 1,032.9      $ 1.2
       GMAB - Premium only                                              $ 19.1       $ 0.1
Highest specified anniversary account value minus
   withdrawals post-anniversary
       GMDB                                                           $ 4,791.8     $ 129.7          62.0 years
       GMWB - Highest anniversary only                                $ 3,164.6      $ 65.7
       GMWB - For life                                                $ 1,690.1      $ 37.5
Combination net deposits plus minimum return, highest
   specified anniversary account value minus
   withdrawals post-anniversary
       GMDB                                              0% - 5%      $ 2,310.0      $ 48.4          64.1 years
       GMIB                                              0% - 6%      $ 2,650.7      $ 87.2                            6.7 years
       GMWB - For life                                   0% - 5%      $ 3,348.7      $ 81.7

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

                                                     DECEMBER 31,
                                              ----------------------------
                                              ----------------------------
          Fund Type:                              2008           2007
                                              -------------  -------------
                                              -------------  -------------
          Equity                                $ 15,312.4     $ 24,744.1
          Bond                                     2,291.7        1,881.2
          Balanced                                 1,918.4        2,445.5
          Money market                             1,243.2          651.2
                                              -------------  -------------
                                              -------------  -------------
          Total                                 $ 20,765.7     $ 29,722.0
                                              =============  =============
                                              =============  =============

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                               2008          2007         2006
                                           ---------- ------------- ------------
Balance at January 1                        $  118.0       $  56.6      $  37.0
Incurred guaranteed benefits
                                               392.0          86.7         43.6
Paid guaranteed benefits
                                              (75.7)        (25.3)       (24.0)
                                           ---------- ------------- ------------
Balance at December 31                      $  434.3      $  118.0      $  56.6
                                           ========== ============= ============
Balance at December 31, net of reinsurance  $  301.0       $   4.6      $   1.9
                                           ========== ============= ============

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In 2007, the Company lowered lapse rate assumptions for policies with deep in-the-money GMDB benefits.

     The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2008 and 2007 (except where noted):

     1)   Use of a series of deterministic investment performance scenarios.
     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
     3)   Mortality equal to 80.0% of the Annuity 2000 table.
     4) Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 49.0%, with an average of 5.0% during the surrender charge period and 11.0% thereafter at December 31, 2008 and from 0.5% to 50.0%, with an average of 6.0% during the surrender charge period and 11.0% thereafter at December 31, 2007.
     5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The GMWB reserve totaled $1,123.9 million at December 31, 2008 and was included in reserves for future policy benefits. At December 31, 2007, the GMWB reserve was a negative reserve included in other assets of $10.4 million.

     Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for these lifetime benefits are calculated as required by SOP 03-1. At December 31, 2008 and 2007, these SOP 03-1 reserves totaled $22.6 million and $4.8 million, respectively.

     GMAB benefits are offered on some variable annuity plans starting in 2007 and issues have been minimal as of December 31, 2008.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2008 and 2007, are consistent with those used for calculating the GMDB liability. GMIB SOP 03-1 reserves totaled $6.4 million at December 31, 2008 and were minimal at December 31, 2007.

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS

     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life ("ISWL") plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. The total liability for this block is the low tier funding using the lower credited rate associated with surrenders, plus the SOP 03-1 annuitization reserve.

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

                                 December 31, 2008                                    December 31, 2007
                            -------------------------------------------   ---------------------------------------------------
                            --------------------------------------------  ---------------------------------------------------
Benefit Type                  Liability      Net Amount      Weighted       Liability      Net Amount      Weighted Average
                            (in millions)      at Risk       Average      (in millions)      at Risk       Attained Age
                                           (in millions)*  Attained Age                  (in millions)*
--------------------------  ----------------------------------------------  ---------------------------------------------------
--------------------------  ----------------------------------------------  ---------------------------------------------------
UL insurance benefit           $46.7         $5,387.8       55.1 years      $50.7         $5,332.3          54.4 years
Two-tier annuitization          $6.2            $33.4       62.2 years      $ 6.5         $   34.6          61.5 years
ISWL account balance
adjustment                     $54.9             n/a            n/a         $46.9             n/a           n/a
--------------------------  ----------------------------------------------  ---------------------------------------------------

     * NAR for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero projected excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2008 and 2007:

     1)   Use of a series of deterministic premium persistency scenarios.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2008 and 2007:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates are equal to credited interest rates, approximately 3% to 4%.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------
9.   BORROWINGS

     The aggregate carrying value of borrowings at December 31, 2008 and 2007 were as follows (in thousands):
                                                       DECEMBER 31,
                                                 2008                2007
                                           ---------------  ----------------
        Surplus notes                            $ 249,296         $ 249,280
      Mortgage loans                                33,369            17,416
      VIE equity classes                             6,250             3,750
      FHLBI short-term notes                       150,000           250,000
      Short-term borrowings from Parent                  -            32,020
                                           ----------------  ----------------
                                           ----------------  ----------------
      Total                                      $ 438,915         $ 552,466
                                           ================  ================
                                           ================  ================

      Due in 2009                                $ 150,000
      Due in more than 1 to 5 years                 20,567
      Due after 5 years                            268,348
                                           ----------------
                                           ----------------
      Total                                      $ 438,915
                                           ================
                                           ================

     SURPLUS NOTES

     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in each of 2008, 2007 and 2006.

     MORTGAGE LOANS

     At December 31, 2008 and 2007, certain consolidated real estate VIEs had outstanding mortgage loans at a weighted average interest rate of 7.1% and 6.8%, respectively, with maturities through 2011 and 2016. Interest paid totaled $1.9 million, $1.2 million and $2.8 million in 2008, 2007 and 2006, respectively.

     VIE EQUITY CLASSES

     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt maturing in November 2013. Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 8.9% and 7.0% at December 31, 2008 and 2007, respectively. Interest paid on the notes in 2008, 2007 and 2006 totaled $554 thousand, $384 thousand and $20.0 million, respectively.

     FHLBI SHORT-TERM NOTES

     Jackson has entered into a short-term note program with the FHLBI, securing advances made throughout the year. Interest rates were fixed or variable and based on the FHLBI cost of funds or market rates. Short term notes averaged $260.3 million in 2008 at an average interest rate of 2.2%. Jackson paid $7.0 million of interest on these notes during 2008. Previously, during 2007, Jackson entered into a short-term note program with the FHLBI that expired on March 11, 2008. Jackson paid $92 thousand of interest on the 2007 notes.

     SHORT-TERM BORROWINGS FROM PARENT

     During 2007, Jackson entered into an unsecured cash advance facility with Prudential. The $32.0 million advance was repaid in full during 2008. Jackson paid $1.1 million and $20 thousand in interest on this loan during 2008 and 2007.

     TUSCANY NOTES

     On December 19, 2001, Tuscany CDO, Limited ("Tuscany"), a VIE in which Jackson was the primary beneficiary, issued $900.0 million of senior and subordinated notes. The remaining notes were paid in full during 2007 and interest paid totaled $3.5 million and $11.0 million in 2007 and 2006, respectively.

10.  REVERSE REPURCHASE AGREEMENTS

     During 2008 and 2007, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $7.0 million and $14.2 million during 2008 and 2007, respectively, at weighted average interest rates of 2.9% and 5.1%, respectively. There was no outstanding balance as of December 31, 2008 or 2007. Interest paid totaled $0.2 million, $0.7 million and $1.5 million in 2008, 2007 and 2006, respectively. The highest level of short-term borrowings at any month end was $50.0 million in 2008 and $100.0 million in 2007.

11.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     In connection with the purchase of Life of Georgia, Jackson acquired certain lines of business that were wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

     Jackson's GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company's balance sheets, with changes in fair value recorded in risk management activity.

     Jackson also cedes the GMDB coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------
11.  REINSURANCE (CONTINUED)

     The effect of reinsurance on premiums was as follows (in thousands):

                                           YEARS ENDED DECEMBER 31,
                               2008              2007              2006
                            --------------  ----------------  ----------------
                            --------------  ----------------  ----------------
Direct premiums:
Life                            $ 314,096         $ 328,787         $ 345,020
Accident and health                13,048            20,211            22,018
Plus reinsurance assumed:
Life                               18,830            21,834            23,444
Accident and health                 1,273             1,744             2,101
Less reinsurance ceded:
Life                             (133,308)         (131,537)         (137,715)
Accident and health               (14,321)          (21,955)          (24,119)
Guaranteed annuity benefits       (29,457)          (28,784)          (34,548)
                            --------------  ----------------  ----------------
                            --------------  ----------------  ----------------
Total net premiums              $ 170,161         $ 190,300         $ 196,201
                            ==============  ================  ================
                            ==============  ================  ================

     Premiums ceded for guaranteed annuity benefits included $15.6 million, $17.2 million and $24.5 million to PARC during 2008, 2007 and 2006, respectively.

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                                          DECEMBER 31,
                                                     2008              2007
                                              ---------------  ----------------
                                              ---------------  ----------------
     Reserves:
     Life                                          $ 891,955         $ 785,467
     Accident and health
                                                      24,105            27,231
     Guaranteed minimum income benefits              249,468
                                                                             -
     Guaranteed minimum death benefits               290,218           113,346
     Other annuity benefits
                                                      29,516            27,127
     Claims liability
                                                      27,166            57,205
     Other
                                                      14,975            13,865
                                              ---------------  ----------------
                                              ---------------  ----------------
     Total                                        $1,527,403        $1,024,241
                                              ===============  ================
                                              ===============  ================

     Reserves reinsured through Brooke Life were $52.6 million and $54.9 million at December 31, 2008 and 2007, respectively. Reserves reinsured through PARC were $290.2 million and $113.3 million at December 31, 2008 and 2007, respectively.

12.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

                                                            YEARS ENDED DECEMBER 31,
                                                 2008              2007              2006
                                            ----------------  ----------------  ----------------
                                            ----------------  ----------------  ----------------
Current tax expense (benefit)                    $ (58,713)         $ 202,037         $ 240,858
Deferred tax expense (benefit)                    (113,368)
                                                                       50,254            22,558
                                            ----------------  ----------------  ----------------
                                            ----------------  ----------------  ----------------

Federal income tax expense (benefit)            $ (172,081)         $ 252,291         $ 263,416
                                            ================  ================  ================
                                            ================  ================  ================

     The Company recognizes interest and penalties, if any, accrued related to unrecognized tax benefits as a component of tax expense.

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2008, 2007 and 2006 as follows (in thousands):

                                                      YEARS ENDED DECEMBER 31,
                                            2008              2007              2006
                                         --------------  ----------------  ----------------
                                         --------------  ----------------  ----------------
Income taxes at statutory rate             $ (400,857)         $ 305,050         $ 278,612
Dividends received deduction                  (73,524)                            (15,156)
                                                                (48,896)
Deferred tax valuation allowance               302,731
                                                                       -                 -
Other
                                                 (431)           (3,863)              (40)
                                         --------------  ----------------  ----------------
                                         --------------  ----------------  ----------------
Provision for federal income taxes         $ (172,081)         $ 252,291         $ 263,416
                                         ==============  ================  ================
                                         ==============  ================  ================

Effective tax rate                               15.0%             28.9%             33.1%
                                         ==============  ================  ================
                                         ==============  ================  ================

     Federal income taxes paid were $69.0 million, $126.0 million and $214.0 million in 2008, 2007 and 2006, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                                      DECEMBER 31,
                                                                                 2008              2007
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                      $1,122,067         $ 917,329
Other-than-temporary impairments and other investment items                       428,558           117,960
Deferred compensation
                                                                                   61,433            67,737
Net unrealized losses on available for sale securities                          1,456,039
                                                                                                     88,501
Other, net                                                                                          100,599
                                                                                   52,402
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax asset                                                  3,120,499         1,292,126
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Valuation allowance                                                             (318,778)
                                                                                                          -
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Gross deferred tax asset, net of valuation allowance                            2,801,721         1,292,126
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                              (1,768,108)       (1,152,693)
Other assets                                                                                       (50,607)
                                                                                  (9,574)
Other, net                                                                                         (13,217)
                                                                                 (29,165)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax liability                                            (1,806,847)       (1,216,517)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

Net deferred tax asset                                                     $     994,874     $      75,609
                                                                          ================  ================
                                                                          ================  ================

     During 2008, Jackson recorded a valuation allowance, included in deferred tax expense, of $302.7 million against the deferred tax assets associated with realized losses and losses on trading securities where management no longer believes that it is more likely than not that the full tax benefit of the losses will be realized. Jackson also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value cannot be anticipated. This valuation allowance, which was recorded in other comprehensive income, totaled $16.0 million. Management will monitor these assets and, if the circumstances which required the establishment of this allowance reverse in the future, the valuation allowance may be reduced or eliminated.

     Realization of Jackson's deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the remaining gross deferred tax asset.

     At December 31, 2008, the Company had no federal tax capital loss carryforwards and federal tax capital loss carrybacks totaled $281.0 million.

     In August, 2007, the Internal Revenue Service ("IRS") issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. The Company recognized an income tax benefit related to the separate account DRD of $73.5 million, $48.9 million and $15.2 million during 2008, 2007 and 2006, respectively.

     During 2008, Jackson established a reserve for an unrecognized tax benefit as required by the provisions of FIN 48. The following table summarizes the changes in the Company's unrecognized tax benefits, including interest, for the year ended December 31, 2008 (in thousands). There were no unrecognized
     tax   benefits   at   December   31,   2007.

     Unrecognized tax benefit at December 31, 2007                  $    -
     Additions for tax positions identified in 2008                 19,171
     Reduction of tax positions of closed prior years              (2,379)
                                                               ------------
     Unrecognized tax benefit at December 31, 2008                $ 16,792
                                                               ============

     The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits, if recognized, that would affect the effective tax rate at December 31, 2008 is approximately $16.8 million.

     Interest totaling $3.4 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement. The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2008, 2007 or 2006.

     Using the information available as of December 31, 2008, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease. In general, the Company is no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2005.

13.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2008 and 2007 Jackson had recorded accruals totaling $31.0 million and $35.0 million, respectively. Additionally, in connection with the purchase of Life of Georgia, Jackson assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING and an indemnification receivable equal to the liability has been included in other assets. The liability and indemnification receivable are adjusted as claims are reported and payments are made by ING and totaled $2.2 million and $2.0 million at December 31, 2008 and 2007, respectively.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2008 and 2007, the Company's reserve for future state guaranty fund assessments was $26.0 million and $17.7 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $517.1 million at December 31, 2008. Unfunded fixed-rate commercial mortgage loan commitments and available lines of credit totaled $11.8 million and $14.4 million, respectively, at December 31, 2008.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2008, Jackson recorded a liability of $9.2 million for future lease payments. Lease expense was $22.7 million, $17.1 million and $23.0 million in 2008, 2007 and 2006, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

     2009                        $    8,539
     2010                             8,314
     2011                             8,399
     2012                             8,558
     2013                             9,129
     Thereafter                      25,143
                            ----------------
     Total                       $   68,082
                            ================

     Jackson subleased office space under several operating leases that expire at various dates through 2009. Total future lease income to be received on the subleased property is $0.3 million. Lease income for the subleased property totaled $0.7 million per year in 2008, 2007 and 2006.

14.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, adjusted to exclude any unrealized capital gains and the effect of permitted practices, unless the Commissioner approves the dividend prior to payment. At December 31, 2008, adjusted earned surplus was $104.8 million. Furthermore, without the prior approval of the Commissioner, dividends are also subject to restrictions relating to statutory surplus and/or statutory earnings. The maximum dividend which can be paid in 2009, subject to the availability of earned surplus, without prior approval of the Michigan Commissioner of Insurance, is $288.7 million.

     The  Company  received  capital  contributions  from  its  parent  of $34.1 million, $30.6 million and $49.7 million in 2008, 2007 and 2006, respectively. The capital contributions included $34.1 million, $30.6 million and $29.1 million in 2008, 2007 and 2006, respectively, from Brooke Life's forgiveness of an intercompany tax liability. Contributions received in 2006 also included the transfer of $6.9 million in net assets of an affiliate. Dividend payments were $313.1 million, $246.0 million and $209.1 million in 2008, 2007 and 2006, respectively.

     Statutory capital and surplus of the Company, as reported in its Annual Statement, was $3.7 billion and $4.0 billion at December 31, 2008 and 2007, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $(623.4) million, $490.0 million and $412.3 million in 2008, 2007 and 2006, respectively.

     Effective for 2008 reporting, the Commissioner granted Jackson three permitted practices, which expire October 1, 2009, unless extended by the Commissioner. One permitted practice allows Jackson to carry interest rate swaps at book value, as if statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson must also demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. The Commissioner also granted a permitted practice to allow Jackson to recognize book to tax differences that will reverse within the next 3 years (instead of 1 year as required by the NAIC) in determining the admissable deferred tax asset (subject to a limitation of 15% of capital and surplus versus the 10% limitation imposed by the NAIC guidance). Finally, the Commissioner granted a permitted practice to allow Jackson to use an average interest rate in calculating certain regulatory capital requirements. This permitted practice requires that Jackson maintain certain minimum capital levels excluding the effect of the permitted practices. The total effect of these permitted practices was to increase statutory surplus by $845.0 million and reduce authorized control level required capital by $81.5 million at December 31, 2008. These permitted practices had no impact on statutory net income (loss).

15.  OTHER RELATED PARTY TRANSACTIONS

     The  Company's  investment  portfolio  is  managed  by  PPM  America,  Inc.
     ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $35.9 million, $34.1 million and $35.9 million to PPM for investment advisory services during 2008, 2007 and 2006, respectively.

     National Planning Holdings, Inc. ("NPH"), Jackson's affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2008, 2007 and 2006 totaled $57.4 million, $65.9 million and $58.6 million, respectively.

     Jackson has entered into shared services administrative agreements with affiliates, NPH and PPMA. Under the shared services administrative agreements, Jackson charged $5.1 million, $5.0 million and $5.2 million of certain management and corporate services expenses to these affiliates in 2008, 2007 and 2006, respectively.

     Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2013, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2008 or 2007. The highest outstanding loan balance during 2008 and 2007 was $20.0 million and $26.0 million, respectively. Interest and commitment fees totaled $177 thousand, $524 thousand and $175 thousand during 2008, 2007 and 2006, respectively.

     Beginning in 2008, Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates. During 2008, Jackson recognized $10.4 million in revenue associated with these services. This revenue is included in other income on the accompanying consolidated income statement.

16.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $12.1 million, $12.3 million and $8.9 million in 2008, 2007 and 2006, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2008 and 2007, the liability for such plans totaled $171.2 million and $194.0 million, respectively and is included in other liabilities. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's (income) expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, was $(54.6) million, $18.4 million and $21.5 million in 2008, 2007 and 2006, respectively. Investment income (expense) on the mutual funds totaled $(62.9) million, $15.0 million and $18.3 million in 2008, 2007 and 2006, respectively.

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

        (a) Financial Statements:

                  (1)  Financial statements and schedules included in Part A:

                       Not Applicable


                 (2)  Financial  statements and schedules  included in Part B -

                       Jackson National Separate Account - I:

                       Report of Independent Registered Public Accounting
                         Firm
                       Statements of Assets and Liabilities as of
                         December 31, 2008
                       Statements of Operations for the
                         period ended December 31, 2008
                       Statements of Changes in Net Assets for the periods
                         ended December 31, 2008 and 2007
                       Notes to Financial Statements

                       Jackson National Life Insurance Company:

                       Report of Independent Registered Public Accounting
                         Firm
                       Consolidated Balance Sheets as of December 31,
                         2008 and 2007
                       Consolidated Income Statements for the years ended
                         December 31, 2008, 2007, and 2006
                       Consolidated Statements of Stockholder's Equity and
                         Comprehensive Income for the years ended
                         December 31, 2008, 2007, and 2006
                       Consolidated Statements of Cash Flows for the years
                         ended December 31, 2008, 2007, and 2006
                       Notes to Consolidated Financial Statements

Item 24.(b)        Exhibits

Exhibit      Description
No.

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.   Not Applicable

3.

a. General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.   General  Distributor  Agreement  dated  June  30,  1998,   incorporated  by
     reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

c. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

d. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.

a. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

e. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

g. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

h.   Specimen  of  Combination  Death  Benefit   Endorsement,   incorporated  by
     reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

i.   Specimen  of  Maximum   Anniversary   Value  Death   Benefit   Endorsement,
     incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

j.   Specimen  of  20%   Additional   Free   Withdrawal   Benefit   Endorsement,
     incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

l. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

m. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

n. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

o. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

p. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

q.   Specimen  of  Preselected   Death  Benefit  Option  Election   Endorsement,
     incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

r. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

s. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

t. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

u. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

v. Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

w. Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

x.   Specimen  of  Maximum   Anniversary   Value  Death   Benefit   Endorsement,
     incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

y. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

z.   Specimen  of  Combination  Death  Benefit   Endorsement,   incorporated  by
     reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

aa. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

bb. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

cc. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

dd. Specimen of 4% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ee.  Specimen  of  Combination  Death  Benefit   Endorsement,   incorporated  by
     reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ff. Specimen of 3 Year Withdrawal Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

gg. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

hh. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

ii. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

jj. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ll. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

mm. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

nn. Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

oo. Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

pp. Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

qq. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

rr. Specimen of 5 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ss. Specimen of 3 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

tt. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

uu. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

vv.  Specimen  of  Charitable  Remainder  Trust  Endorsement,   incorporated  by
     reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-11368 and 811-08664).

ww. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

xx. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

yy. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

zz.  Specimen  of  5%  Guaranteed  Minimum   Withdrawal   Benefit   Endorsement,
     incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

aaa. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

bbb. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ccc. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ddd. Specimen of 5% For Life Guaranteed  Minimum  Withdrawal Benefit with Annual
     Step-Up,  incorporated  by  reference  to the  Registrant's  Post-Effective
     Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

eee. Specimen of 5% For Life Guaranteed  Minimum  Withdrawal  Benefit with Bonus and Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

fff. Specimen of 5% For Life Guaranteed  Minimum  Withdrawal  Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ggg. Specimen of Joint 5% For Life Guaranteed  Minimum  Withdrawal  Benefit with
     Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

hhh. Specimen of Joint 5% For Life Guaranteed  Minimum  Withdrawal  Benefit with
     Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

iii. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

jjj. Specimen of Joint 5% For Life Guaranteed  Minimum  Withdrawal  Benefit with
     Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

kkk. Specimen of Joint 5% For Life Guaranteed  Minimum  Withdrawal  Benefit with
     Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

lll. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

mmm. Specimen of  Combination  4% Roll-up and  Highest  Anniversary  Value Death
     Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

nnn. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

ooo. Specimen of the Combination 5% Roll-Up and Highest  Anniversary Value Death
     Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

ppp. Specimen of the 5% For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Bonus and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

qqq. Specimen  of the 6%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual
     Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

rrr. Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Annual
     Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

sss. Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With
     Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ttt. Specimen of the Guaranteed Minimum Accumulation Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

uuu. Specimen of 5% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-Up
     Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

vvv. Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

www. Specimen  of the  7%  Guaranteed  Minimum  Withdrawal  Benefit  With 5 Year
     Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

xxx. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

yyy. Specimen of 5% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-Up
     Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

zzz. Specimen of 6% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-up
     Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

aaaa. Specimen of 5% For Life Guaranteed  Minimum  Withdrawal Benefit With Bonus
     and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2006 (File Nos. 333-70472 and 811-08664).

bbbb. Specimen of For Life  Guaranteed  Minimum  Withdrawal  Benefit With Annual
     Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

cccc. Specimen of Joint For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

dddd. Specimen of For Life  Guaranteed  Minimum  Withdrawal  Benefit With Bonus,
     Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

eeee. Specimen of  Guaranteed  Minimum  Withdrawal  Benefit with 5-Year  Step-Up
     Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

ffff. Specimen of the For Life GMWB With bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

gggg. Specimen  of the  Joint  For Life  GMWB  With  Bonus  and  Annual  Step-Up
     Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

hhhh. Specimen  of the Joint For Life GMWB  with  Bonus,  guaranteed  Withdrawal
     Balance Adjustment and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

iiii. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

jjjj. Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Bonus
     and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

kkkk. Specimen of the Joint For Life Guaranteed  Minimum Withdrawal Benefit With
     Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

llll. Specimen of the Highest  Quarterly  Anniversary  Value Guaranteed  Minimum
     Death Benefit Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

mmmm. Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

nnnn. Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary
     Value Guaranteed Minimum Death Benefit Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

oooo. Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

pppp. Specimen of the Combination [6%] Roll-Up and Highest Quarterly Anniversary
     Value Guaranteed minimum Death Benefit Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

qqqq. Specimen  of  the   Guaranteed   Minimum   Income   Benefit   Endorsement,
     incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

rrrr. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus,
     Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Freedom) Endorsement (7587 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 63, filed on December 31, 2008 (File Nos. 333-70472 and 811-08664).

ssss. Specimen of the Joint For Life Guaranteed  Minimum Withdrawal Benefit With
     Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Joint Freedom) Endorsement (7588 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 63, filed on December 31, 2008 (File Nos. 333-70472 and 811-08664).

tttt. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus,
     Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (DB) Endorsement (7589 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 63, filed on December 31, 2008 (File Nos. 333-70472 and 811-08664).

uuuu. Specimen of the Highest Quarterly  Anniversary  Value Guaranteed  Minimum
     Death Benefit (HQAV) Endorsement (7595 04/09), attached hereto.

vvvv. Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/09), attached hereto.

wwww. Specimen  of  the   Combination   [5%]   Roll-Up  and  Highest   Quarterly
     Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 04/09), attached hereto.

xxxx. Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7598 04/09), attached hereto.

yyyy. Specimen  of  the   Combination   [6%]   Roll-Up  and  Highest   Quarterly
     Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7599 04/09), attached hereto.

zzzz. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus,
     Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602 04/09), attached hereto.

5.

a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 1, 2003 (File Nos. 333-70472 and 811-08664).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

e. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

f. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on September 17, 2004 (File Nos. 333-70472 and 811-08664).

g. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

h. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

i. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

j. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

k. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post- Effective Amendment No. 33 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

l. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post- Effective Amendment No. 33 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

m. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

n. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 36 filed on April 25, 2007 (File Nos. 333-70472 and 811-08664).

o. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 37 filed on April 25, 2007 (File Nos. 333-70472 and 811-08664).

p. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 44 filed on November 28, 2007 (File Nos. 333-70472 and 811-08664).

q. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 45 filed on November 28, 2007 (File Nos. 333-70472 and 811-08664).

r. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 46 filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

s. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by referenced to the Registrant's Post-Effective Amendment No. 49 filed on March 26, 2007 (File Nos. 333-70472 and 811-08664).

t. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

u. Form of the Perspective II Fixed and Variable Annuity Application, attached hereto.

6.

a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.

a. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, effective December 31, 2002 and incorporated by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 333-70472 and 811-08664).

b. Variable Annuity GMIB Reinsurance Agreement, effective January 1, 2002 and incorporated by reference to the Registrant's Post- Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 333-70472 and 811-08664).

c. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 8 filed on December 15, 2003 (File Nos. 033-82080 and 811-08664).

d. Amendment #4 to the January 1, 2002 Variable Annuity GMIB Reinsurance Agreement, effective January 30, 2004 and incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

e. Variable Annuity GMIB Reinsurance Agreement, effective March 1, 2005 and incorporated by reference to the Registrant's Post- Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

f. Amendment No. 3 to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, effective July 31, 2006 and incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

g. Amendment No. 4 to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, effective January 16, 2007 and incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

h. Amendment No. 10 to the January 1, 2002 Variable Annuity GMIB Reinsurance Agreement, effective January 16, 2007 and incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

i. Amendment No. 9 to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, effective December 3, 2007 and incorporated by reference to the Registrant's Post Effective Amendment No. 49 filed on March 26, 2008 (File Nos. 333-70472 and 811-08664).

j. Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated by reference to the Registrant's Post-effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

k. Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date October 6, 2008, incorporated by reference to the Registrant's Post-effective Amendment No. 63, filed on December 31, 2008 (File Nos. 333-70472 and 811-08664).

l. Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, attached hereto.

m. Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date April 6, 2009, attached hereto.


8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent  Registered Public Accounting Firm, attached hereto.

11.  Not Applicable

12.  Not Applicable

Item 25.       Directors and Officers of the Depositor


Name and Principal                      Positions and Offices
Business Address                        with Depositor

Richard D. Ash                          Vice President -
1 Corporate Way                         Actuary & Appointed Actuary
Lansing, MI 48951

John B. Banez                           Vice President
1 Corporate Way
Lansing, MI 48951

Maureen Bernacchi                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

James P. Binder                         Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

Steve Binioris                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michele Binkley                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Jeff Borton                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown                           Vice President
1 Corporate Way
Lansing, MI 48951

James Carter                            Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                       Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                          Vice President
1 Corporate Way
Lansing, MI 48951

Michael Costello                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                          Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett                       Assistant Vice President & Illustration
7601 Technology Way                     Officer
Denver, CO 80237

Robert H. Dearman                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                           Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                     Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Terence M. Finan                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dana Malesky Flegler                    Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                        Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

Patrick W. Garcy                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison                       Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                        Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

John A. Gorgenson                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.                     Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                       Executive Vice President, Chief
1 Corporate Way                         Financial Officer & Director
Lansing, MI 48951

H. Dean Hosfield                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.             Senior Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Hruska                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Roger G. Hutchison                      Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                        Executive Vice President & Chief
7601 Technology Way                     Distribution Officer
Denver, CO 80237

Scott Klus                              Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Daniel W. Koors                         Assistant Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Everett W. Kunzelman                    Vice President
1 Corporate Way
Lansing, MI 48951

Richard Liphardt                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                           Vice President
1 Corporate Way
Lansing, MI 48951

Ab B. Manning                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                   President, Chief Executive Officer,
1 Corporate Way                         & Director
Lansing, MI 48951

Thomas J. Meyer                         Senior Vice President, General Counsel &
1 Corporate Way                         Secretary
Lansing, MI 48951

Dean M. Miller                          Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                          Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                             Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                           Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                       Executive Vice President & Chief
1 Corporate Way                         Administration Officer
Lansing, MI 48951

Mark D. Nerud                           Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Timothy J. Padot                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck                         Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                      Vice President
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Susan S. Rhee                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                       Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Christian J. Shiemke                    Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                       Vice President
1 Corporate Way
Lansing, MI 48951

Gary L. Stone                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                       Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                          Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                   Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                        Chief Operating Officer
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Toni Zvonar                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951

David A. Zyble                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951





Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company/
                                                        Life Insurance Company     Jackson Investment

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Horizon Capital   Delaware                              35.8% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson Investment           Michigan                   100% Brooke Holdings       Investment Adviser
Management LLC                                          LLC

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Mercantile Capital           Delaware                   37.7% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

Mercantile Equity I          Delaware                   99% Jackson National       Jackson Investment
LP (B)                                                  Life Insurance Company

Mercantile Equity III        Delaware                   99% Jackson National       Jackson Investment
LP (B)                                                  Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities

PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont CDO Trust           Delaware                   100% Piedmont Funding LLC  Investment Company
                                                                                   (Piedmont Notes)

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund LP                                          Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund II, LP                                      Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund III, LP                                     Life Insurance Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential Four Limited      United Kingdom             98% Prudential             Holding Company
                                                        Corporation Holdings,      Activities
                                                        Limited

                                                        2% Prudential plc

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 1) BV                                        Holdco 1) Limited          Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 2) BV                                        Holdco 1) BV               Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 3) BV                                        Holdco 2) BV               Activities

Prudential                   United Kingdom             76.72% Brooke LLC          Holding Company
(US Holdco 1) Limited                                                              Activities
                                                        23.28% Prudential Four
                                                        Limited

Prudential                   Gibraltar                  100% Holborn Delaware      Holding Company
(US Holdco 2) Limited                                   LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Squire Reassurance           Michigan                   100% Jackson National      Special Purpose
Company LLC                                             Life Insurance             Financial Captive
                                                        Company                    Insurance Company

Squire Capital I LLC         Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

Squire Capital II LLC        Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

The Holliston Mills          Delaware                   100% GCI Holding           Jackson Investment
                                                        Corporation

Wynnefield Equity I, LP      Pennsylvania               99% Jackson National       Jackson Investment
                                                        Life Insurance Company


Item 27.   Number of Contract Owners as of January 31, 2009

           Qualified - 127,356
           Non-Qualified - 88,110

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

     (a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

     (b)  Directors and Officers of Jackson National Life Distributors LLC:


Name and Business Address        Positions and Offices with Underwriter

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.       Assistant Vice President
7601 Technology Way
Denver, CO 80237

(Christian) Alex Bremer          Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Jason T. Heinhorst               Assistant Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                       Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manger and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                     Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                  Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Sharon Santella                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward                      Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Stephanie Valentine              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237


         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not Applicable

Item. 32.        Undertakings and Representations

     a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

     e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS
          Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 2nd day of April, 2009.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company


By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary,
     and General Counsel

Jackson National Life Insurance Company
(Depositor)


By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary,
     and General Counsel

         As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


*THOMAS J. MEYER                                                April 2, 2009
Clark P. Manning, Jr., President, Chief
Executive Officer and Director


*THOMAS J. MEYER                                                April 2, 2009
Michael A. Wells, Director


*THOMAS J. MEYER                                                April 2, 2009
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director


*THOMAS J. MEYER                                                April 2, 2009
Robert A. Fritts, Senior Vice President
and Controller


*THOMAS J. MEYER                                                April 2, 2009
James R. Sopha, Executive Vice President and Director


* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact.
pursuant to Power of Attorney executed on January 2, 2009

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128 and 333-136472, 333-155675), JNL
Separate Account III (333-41153), JNL Separate Account IV (333-108433 and 333-118131), and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2009.

CLARK P. MANNING
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
James R. Sopha, Executive Vice President, and Director

                                  EXHIBIT LIST

Exhibit No.  Description

4.

uuuu. Specimen of the Highest  Quarterly  Anniversary  Value Guaranteed  Minimum
     Death  Benefit  (HQAV)   Endorsement  (7595  04/09),   attached  hereto  as
     EX-4.uuuu.

vvvv. Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/09), attached hereto as EX-4.vvvv.

wwww. Specimen  of  the   Combination   [5%]   Roll-Up  and  Highest   Quarterly
     Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 04/09), attached hereto as EX-4.wwww.

xxxx. Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7598 04/09), attached hereto as EX-4.xxxx.

yyyy. Specimen  of  the   Combination   [6%]   Roll-Up  and  Highest   Quarterly
     Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7599 04/09), attached hereto as EX-4.yyyy.

zzzz. Specimen of the For Life guaranteed Minimum Withdrawal Benefit with Bonus,
     Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602 04/09), attached hereto as EX-4.zzzz.

5.

u. Form of the Perspective II Fixed and Variable Annuity Application, attached hereto.

7.

l. Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, attached hereto as Ex-7l.

m. Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date April 6, 2009, attached hereto as Ex-7m.

9.   Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.